DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
July 31, 2019
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
ST	Special Tax
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
SCH BD RES FD	School Board Resolution Fund
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
AUD	Australian Dollars
CHF	Swiss Franc
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars

CONTINUED
Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(r)	The adjustable rate shown is effective as of July 31, 2019
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (81.4%)
AUSTRALIA — (5.9%)
	ANZ New Zealand International Ltd.
	2.600%, 09/23/19		2,200	$2,200,770
	Australia & New Zealand Banking Group, Ltd.
Ω	2.250%, 12/19/19		1,000	999,371
	5.100%, 01/13/20		750	759,005
	Commonwealth Bank of Australia
Ω	2.050%, 09/18/20		1,800	1,795,485
	2.400%, 11/02/20		2,096	2,097,970
	National Australia Bank, Ltd.
	2.125%, 05/22/20		5,586	5,577,589
	2.500%, 01/12/21		3,500	3,511,060
	Westpac Banking Corp.
	2.150%, 03/06/20		2,204	2,201,047
(r)	3.370%, 08/19/21		1,200	1,213,436
	TOTAL AUSTRALIA			20,355,733
BELGIUM — (0.3%)
	Dexia Credit Local SA
	0.040%, 12/11/19	EUR	1,000	1,108,716
CANADA — (17.5%)
	Bank of Montreal
	0.250%, 11/17/21	EUR	2,000	2,236,933
	Bank of Nova Scotia (The)
	2.270%, 01/13/20	CAD	4,000	3,035,036
	2.450%, 03/22/21		6,000	6,017,758
(r)	2.718%, 04/20/21		908	911,010
	CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	6,200	4,682,414
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	2,500	3,031,521
	Province of Alberta Canada
	1.250%, 06/01/20	CAD	2,000	1,508,577
	Province of British Columbia Canada
	3.700%, 12/18/20	CAD	6,000	4,664,980
	Province of Ontario Canada
	1.650%, 09/27/19		4,000	3,995,720
	Province of Quebec Canada
	4.500%, 12/01/20	CAD	5,500	4,316,362
	Province of Saskatchewan Canada
	3.900%, 07/28/20	CAD	6,300	4,872,070
	Royal Bank of Canada
	2.350%, 12/09/19	CAD	1,300	986,456
	2.860%, 03/04/21	CAD	5,000	3,837,324
	2.030%, 03/15/21	CAD	2,130	1,613,348
(r)	2.656%, 04/30/21		357	358,044
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Royal Bank of Canada Floating Rate Note
(r)	0.121%, 08/06/20	EUR	3,000	$3,332,545
	Toronto-Dominion Bank (The)
	1.693%, 04/02/20	CAD	3,000	2,269,412
	2.563%, 06/24/20	CAD	5,000	3,809,858
	0.625%, 03/08/21	EUR	3,000	3,369,023
	3.250%, 06/11/21		1,000	1,017,792
	TOTAL CANADA			59,866,183
DENMARK — (2.6%)
	Denmark Government Bond
	3.000%, 11/15/21	DKK	55,000	8,869,886
FRANCE — (2.4%)
	Caisse d'Amortissement de la Dette Sociale
	4.250%, 04/25/20	EUR	1,000	1,145,185
	Sanofi
	4.125%, 10/11/19	EUR	1,629	1,818,430
	Sanofi Floating Rate Note
(r)	0.000%, 03/21/20	EUR	2,000	2,218,429
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	2,000	2,692,936
	Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	200	225,887
	TOTAL FRANCE			8,100,867
GERMANY — (3.5%)
	BMW US Capital LLC
(r)Ω	3.035%, 08/13/21		1,640	1,644,264
	Daimler Finance North America LLC
Ω	2.250%, 03/02/20		1,500	1,498,210
	EMD Finance LLC
Ω	2.400%, 03/19/20		2,100	2,097,564
	Kreditanstalt fuer Wiederaufbau
	1.375%, 01/28/20	CAD	5,000	3,779,929
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.838%, 10/29/21	GBP	800	972,318
	Volkswagen Group of America Finance LLC
	2.450%, 11/20/19		2,000	1,999,084
	TOTAL GERMANY			11,991,369

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (5.3%)
Mitsubishi UFJ Financial Group, Inc.
(r)	2.917%, 07/26/21		465	$466,537
MUFG Bank, Ltd.
Ω	2.300%, 03/05/20		1,400	1,398,935
Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		1,300	1,297,017
Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	2.930%, 03/15/21		1,700	1,701,783
Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		515	513,978
Sumitomo Mitsui Financial Group, Inc.
(r)	4.133%, 03/09/21		2,500	2,551,841
Toyota Credit Canada, Inc.
	1.800%, 02/19/20	CAD	6,500	4,918,931
	2.200%, 02/25/21	CAD	4,500	3,416,359
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,200	1,333,477
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	559,725
TOTAL JAPAN				18,158,583
NETHERLANDS — (2.5%)
BNG Bank NV
	5.375%, 06/07/21	GBP	600	791,620
Cooperatieve Rabobank UA
	2.250%, 12/02/19		1,655	1,653,607
	4.750%, 01/15/20		700	707,657
Shell International Finance BV
	1.625%, 03/24/21	EUR	4,879	5,575,251
TOTAL NETHERLANDS				8,728,135
NORWAY — (3.5%)
Norway Government Bond
Ω	3.750%, 05/25/21	NOK	35,000	4,125,204
Equinor ASA
	2.000%, 09/10/20	EUR	1,200	1,361,844
#	2.900%, 11/08/20		941	948,708
	5.625%, 03/11/21	EUR	4,613	5,594,038
TOTAL NORWAY				12,029,794
SPAIN — (0.8%)
Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,609,175
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
European Investment Bank Floating Rate Note
(r)	1.054%, 02/17/20	GBP	2,000	2,435,687
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	European Investment Bank
Ω	2.250%, 07/30/21	CAD	8,000	$6,119,352
	Nordic Investment Bank
	1.375%, 07/15/20	NOK	14,890	1,678,235
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			10,233,274
SWEDEN — (1.6%)
	Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	42,000	4,460,518
	Svenska Handelsbanken AB
#	2.400%, 10/01/20		1,000	1,000,835
	TOTAL SWEDEN			5,461,353
SWITZERLAND — (1.7%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,204,917
	UBS Group Funding Switzerland AG
Ω	2.950%, 09/24/20		2,500	2,517,333
	TOTAL SWITZERLAND			5,722,250
UNITED KINGDOM — (2.2%)
	AstraZeneca P.L.C.
	1.950%, 09/18/19		700	699,646
	Barclays P.L.C.
	2.750%, 11/08/19		1,500	1,498,580
	2.875%, 06/08/20		500	500,631
	BP Capital Markets P.L.C.
	2.315%, 02/13/20		2,550	2,549,324
	HSBC Holdings PLC
(r)	4.181%, 05/25/21		1,300	1,327,638
	HSBC USA, Inc.
	2.375%, 11/13/19		1,000	999,669
	TOTAL UNITED KINGDOM			7,575,488
UNITED STATES — (28.6%)
	Allergan Funding SCS
	3.000%, 03/12/20		1,200	1,202,726
	Allergan, Inc.
	3.375%, 09/15/20		1,800	1,814,573
	Altria Group, Inc.
	2.625%, 01/14/20		2,000	2,001,862
	Amgen, Inc.
	2.200%, 05/11/20		1,000	998,251
	Anthem, Inc.
	2.500%, 11/21/20		1,766	1,768,666
	AT&T, Inc.
	2.450%, 06/30/20		1,500	1,500,386
	Autodesk, Inc.
	3.125%, 06/15/20		1,500	1,505,772

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Bank of America Corp.
	2.250%, 04/21/20	1,035	$1,034,912
	Biogen, Inc.
	2.900%, 09/15/20	2,000	2,009,064
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22	2,900	2,911,401
	Capital One NA
	2.350%, 01/31/20	1,500	1,498,850
	Caterpillar Financial Services Corp.
(r)	2.698%, 05/15/20	2,000	2,001,763
(r)	2.752%, 09/07/21	1,115	1,115,478
	Citibank NA
	2.100%, 06/12/20	1,000	998,530
	Citigroup, Inc.
(r)	3.456%, 08/02/21	1,600	1,623,456
	Citizens Bank N.A.
	2.450%, 12/04/19	2,200	2,199,667
	Comcast Corp.
(r)	2.759%, 10/01/21	500	502,150
	CVS Health Corp.
	2.800%, 07/20/20	1,500	1,505,455
	Eastman Chemical Co.
	2.700%, 01/15/20	622	622,314
	Enterprise Products Operating LLC
	5.250%, 01/31/20	2,000	2,027,666
	Exelon Generation Co. LLC
	2.950%, 01/15/20	2,000	2,002,531
	General Electric Co.
	2.200%, 01/09/20	1,000	999,289
	General Motors Financial Co., Inc.
#	2.350%, 10/04/19	429	428,827
	3.150%, 01/15/20	1,600	1,602,473
	Gilead Sciences, Inc.
#	2.350%, 02/01/20	1,500	1,500,065
	Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20	1,000	1,031,227
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20	1,000	996,814
	Humana, Inc.
	2.625%, 10/01/19	2,981	2,981,295
	IBM Credit LLC
(r)	2.538%, 01/20/21	2,725	2,726,946
	JM Smucker Co. (The)
	2.500%, 03/15/20	1,061	1,060,604
	John Deere Capital Corp.
	2.050%, 03/10/20	220	219,690
(r)	2.713%, 09/10/21	2,022	2,021,241
	JPMorgan Chase & Co.
	2.250%, 01/23/20	1,000	999,501
	4.950%, 03/25/20	2,000	2,032,166
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Kraft Heinz Foods Co.
	5.375%, 02/10/20		1,500	$1,520,833
	Lowe's Cos., Inc.
	3.750%, 04/15/21		2,500	2,550,169
	LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,666,608
	Markel Corp.
	7.125%, 09/30/19		527	530,547
	5.350%, 06/01/21		2,100	2,197,413
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	1,935,865
	Molson Coors Brewing Co.
	2.100%, 07/15/21		2,800	2,781,208
	National Rural Utilities Cooperative Finance Corp.
#(r)	2.694%, 06/30/21		2,000	2,005,477
	NBCUniversal Media LLC
	4.375%, 04/01/21		2,700	2,793,232
	NetApp, Inc.
#	3.375%, 06/15/21		1,014	1,025,062
	Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21		2,800	2,844,307
	Nordstrom, Inc.
	4.000%, 10/15/21		2,500	2,557,361
	Oracle Corp.
	2.250%, 01/10/21	EUR	2,000	2,295,011
	Philip Morris International, Inc.
#	2.000%, 02/21/20		3,000	2,993,454
	PNC Bank NA
	2.600%, 07/21/20		1,000	1,002,535
	Quest Diagnostics, Inc.
	4.750%, 01/30/20		1,131	1,142,688
	Ryder System, Inc.
	2.450%, 09/03/19		2,000	1,999,592
	Southern Co. (The)
	2.750%, 06/15/20		1,000	1,002,289
	Target Corp.
	3.875%, 07/15/20		463	470,039
	TD Ameritrade Holding Corp.
	5.600%, 12/01/19		1,500	1,515,472
	Textron, Inc.
	7.250%, 10/01/19		1,500	1,511,130
	Tyson Foods, Inc.
	2.650%, 08/15/19		1,200	1,200,074
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		2,500	2,546,019
	Wells Fargo & Co.
(r)	3.292%, 07/26/21		1,272	1,286,866
	Zimmer Biomet Holdings, Inc.
	2.700%, 04/01/20		2,000	2,001,919
	TOTAL UNITED STATES			97,820,781
	TOTAL BONDS			278,631,587
U.S. TREASURY OBLIGATIONS — (18.0%)
	U.S. Treasury Notes
	1.500%, 04/15/20		10,700	10,654,442

Enhanced U.S. Large Company Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

1.125%, 04/30/20	5,000	$4,964,063
(r) 2.220%, 04/30/21	46,000	45,992,361
TOTAL U.S. TREASURY OBLIGATIONS		61,610,866
TOTAL INVESTMENT SECURITIES		340,242,453

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	DFA Short Term Investment Fund	182,802	$2,115,197
TOTAL INVESTMENTS — (100.0%)
(Cost $344,634,783)^^			$342,357,650

As of July 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,534,947	GBP	2,008,329	Citibank, N.A.	08/02/19	$92,619
USD	7,930,056	GBP	6,232,423	State Street Bank and Trust	08/02/19	350,809
USD	2,514,143	EUR	2,222,904	State Street Bank and Trust	08/05/19	52,797
USD	3,409,694	EUR	3,012,028	Bank of America Corp.	08/05/19	74,578
USD	5,810,788	EUR	5,168,048	Bank of America Corp.	08/05/19	88,383
USD	26,768,166	EUR	23,630,916	State Street Bank and Trust	08/05/19	602,454
USD	4,647,564	SEK	43,447,197	Bank of America Corp.	08/08/19	148,470
USD	3,077,270	CAD	4,043,890	Bank of America Corp.	08/13/19	12,536
USD	51,700,245	CAD	67,436,776	Citibank, N.A.	08/13/19	592,077
USD	6,041,588	NOK	51,745,582	Bank of America Corp.	08/21/19	195,796
USD	9,156,632	DKK	61,162,446	Bank of America Corp.	08/26/19	71,247
USD	10,105,051	GBP	8,278,323	Bank of America Corp.	09/30/19	8,415
Total Appreciation						$2,290,181
GBP	8,240,752	USD	10,031,797	Bank of America Corp.	08/02/19	$(10,221)
Total (Depreciation)						$(10,221)
Total Appreciation (Depreciation)						$2,279,960
As of July 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,337	09/20/19	$334,266,332	$348,481,755	$14,215,423
Total Futures Contracts			$334,266,332	$348,481,755	$14,215,423

Enhanced U.S. Large Company Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$20,355,733	—	$20,355,733
Belgium	—	1,108,716	—	1,108,716
Canada	—	59,866,183	—	59,866,183
Denmark	—	8,869,886	—	8,869,886
France	—	8,100,867	—	8,100,867
Germany	—	11,991,369	—	11,991,369
Japan	—	18,158,583	—	18,158,583
Netherlands	—	8,728,135	—	8,728,135
Norway	—	12,029,794	—	12,029,794
Spain	—	2,609,175	—	2,609,175
Supranational Organization Obligations	—	10,233,274	—	10,233,274
Sweden	—	5,461,353	—	5,461,353
Switzerland	—	5,722,250	—	5,722,250
United Kingdom	—	7,575,488	—	7,575,488
United States	—	97,820,781	—	97,820,781
U.S. Treasury Obligations	—	61,610,866	—	61,610,866
Securities Lending Collateral	—	2,115,197	—	2,115,197
Forward Currency Contracts**	—	2,279,960	—	2,279,960
Futures Contracts**	$14,215,423	—	—	14,215,423
TOTAL	$14,215,423	$344,637,610	—	$358,853,033
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$25,668,572,869
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,668,572,869
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.4%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	251,372	$927,563
*	Alaska Communications Systems Group, Inc.	292,890	541,846
#	AMC Entertainment Holdings, Inc., Class A	472,296	5,587,262
	ATN International, Inc.	141,582	7,966,819
*	Ballantyne Strong, Inc.	130,232	368,557
	Beasley Broadcast Group, Inc., Class A	113,990	370,467
#*	Cars.com, Inc.	630,032	11,970,608
#	CbdMD, Inc.	11,103	48,298
#*	Cincinnati Bell, Inc.	8,875	33,902
#	Cinemark Holdings, Inc.	174,996	6,985,840
#*	comScore, Inc.	38,260	126,258
#	Consolidated Communications Holdings, Inc.	782,167	3,684,007
*	Cumulus Media, Inc., Class A	8,768	132,484
*	DHI Group, Inc.	121,430	446,862
	Emerald Expositions Events, Inc.	88,280	941,065
*	Emmis Communications Corp., Class A	14,447	75,991
#	Entercom Communications Corp., Class A	926,191	5,260,765
	Entravision Communications Corp., Class A	598,591	1,951,407
#*	Eros International P.L.C.	30,155	50,057
#	EW Scripps Co. (The), Class A	634,139	9,721,351
#*	Fluent, Inc.	35,297	183,544
#*	Frontier Communications Corp.	135,806	179,264
#	Gannett Co., Inc.	1,264,580	12,961,945
#*	GCI Liberty, Inc., Class A	83,539	4,989,784
*	Gray Television, Inc.	854,897	15,174,422
*	Harte-Hanks, Inc.	32,597	94,531
*	Hemisphere Media Group, Inc.	85,313	1,050,203
*	IDT Corp., Class B	20,484	208,117
*	IMAX Corp.	222,876	4,892,128
*	Insignia Systems, Inc.	9,134	9,134
*	Iridium Communications, Inc.	431,557	10,978,810
	John Wiley & Sons, Inc., Class A	225,137	10,245,985
*	Liberty Latin America, Ltd., Class A	291,723	4,781,340
#*	Liberty Latin America, Ltd., Class C	503,978	8,265,239
*	Liberty TripAdvisor Holdings, Inc., Class A	322,589	3,725,903
#	Lions Gate Entertainment Corp., Class A	554,861	7,163,256
	Lions Gate Entertainment Corp., Class B	592,299	7,220,125
*	Marchex, Inc., Class B	90,516	393,745
	Marcus Corp. (The)	145,633	5,095,699
#*	McClatchy Co. (The), Class A	22,317	49,321
#*	Meet Group, Inc. (The)	1,286,557	4,425,756
#	Meredith Corp.	357,352	19,604,331
#	New Media Investment Group, Inc.	578,671	6,232,287
	News Corp., Class A	2,356,496	31,011,487
	News Corp., Class B	980,611	13,199,024
	Nexstar Media Group, Inc., Class A	328,957	33,477,954
#*	ORBCOMM, Inc.	460,724	2,699,843
*	Reading International, Inc., Class A	146,602	1,913,156
	Saga Communications, Inc., Class A	20,482	639,448
	Salem Media Group, Inc.	80,085	166,577
	Scholastic Corp.	255,770	8,739,661
#	Sinclair Broadcast Group, Inc., Class A	252,545	12,690,386
	Spok Holdings, Inc.	189,353	2,459,695
#*	TechTarget, Inc.	44,086	1,014,860

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TEGNA, Inc.	756,682	$11,494,000
	Telephone & Data Systems, Inc.	869,906	28,132,760
	Townsquare Media, Inc., Class A	109,882	592,264
#	Tribune Media Co., Class A	52,266	2,428,801
	Tribune Publishing Co.	72,329	598,161
*	United States Cellular Corp.	245,507	11,757,330
#*	Urban One, Inc.	257,979	554,655
#*	Yelp, Inc.	160,467	5,624,368
*	Zedge, Inc., Class B	17,667	28,444
*	Zynga, Inc., Class A	910,804	5,810,930
TOTAL COMMUNICATION SERVICES			360,150,082
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	486,858	9,532,680
	Aaron's, Inc.	430,615	27,150,276
#	Abercrombie & Fitch Co., Class A	687,078	13,006,387
	Acushnet Holdings Corp.	44,173	1,129,062
#	Adient P.L.C.	660,938	15,697,277
*	Adtalem Global Education, Inc.	574,455	27,211,933
	AMCON Distributing Co.	850	83,019
#*	American Axle & Manufacturing Holdings, Inc.	1,278,700	15,433,909
#	American Eagle Outfitters, Inc.	1,628,566	28,809,333
#*	American Outdoor Brands Corp.	733,047	7,066,573
*	American Public Education, Inc.	183,699	6,065,741
*	America's Car-Mart, Inc.	98,670	8,896,087
	Aramark	709,114	25,662,836
	Ark Restaurants Corp.	21,803	420,144
#*	Ascena Retail Group, Inc.	984,814	437,454
#*	At Home Group, Inc.	264,517	1,584,457
#*	AutoNation, Inc.	858,226	41,778,442
#*	Barnes & Noble Education, Inc.	528,924	1,851,234
#	Barnes & Noble, Inc.	993,060	6,474,751
	Bassett Furniture Industries, Inc.	90,671	1,158,775
	BBX Capital Corp.	154,678	666,662
#*	Beazer Homes USA, Inc.	57,448	673,291
#	Bed Bath & Beyond, Inc.	830,036	8,059,650
#	Big 5 Sporting Goods Corp.	30,819	65,644
	Big Lots, Inc.	169,696	4,344,218
#*	Biglari Holdings, Inc., Class A	674	308,018
#*	Biglari Holdings, Inc., Class B	12,363	1,122,560
	BJ's Restaurants, Inc.	33,359	1,324,352
#*	Boot Barn Holdings, Inc.	223,178	6,983,240
	BorgWarner, Inc.	709,075	26,803,035
	Bowl America, Inc., Class A	14,256	222,108
#	Boyd Gaming Corp.	50,714	1,343,414
	Brunswick Corp.	172,410	8,475,676
#	Buckle, Inc. (The)	600	12,210
*	Build-A-Bear Workshop, Inc.	171,062	730,435
#	Caleres, Inc.	434,916	8,167,722
	Callaway Golf Co.	1,074,867	19,713,061
*	Capri Holdings, Ltd.	311,025	11,069,380
*	Career Education Corp.	135,368	2,566,577
	Carriage Services, Inc.	223,519	4,273,683
#*	Carrols Restaurant Group, Inc.	265,179	2,471,468
	Cato Corp. (The), Class A	208,275	2,992,912
*	Cavco Industries, Inc.	67,613	11,991,166
*	Century Casinos, Inc.	7,889	77,864
#*	Century Communities, Inc.	276,459	7,621,975
#	Chico's FAS, Inc.	1,718,656	5,482,513

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Chuy's Holdings, Inc.	184,677	$4,367,611
	Citi Trends, Inc.	116,336	1,785,758
#	Clarus Corp.	1,859	26,714
#*	Conn's, Inc.	294,835	6,132,568
#*	Container Store Group, Inc. (The)	98,568	602,250
#	Cooper Tire & Rubber Co.	651,615	17,541,476
*	Cooper-Standard Holdings, Inc.	174,609	8,639,653
#	Core-Mark Holding Co., Inc.	323,361	12,103,402
	CSS Industries, Inc.	68,772	352,800
	Culp, Inc.	90,412	1,624,704
	Dana, Inc.	378,675	6,327,659
#*	DavidsTea, Inc.	2,280	3,648
*	Deckers Outdoor Corp.	113,619	17,756,377
#*	Del Frisco's Restaurant Group, Inc.	320,411	2,550,472
*	Del Taco Restaurants, Inc.	473,272	5,736,057
#*	Delta Apparel, Inc.	38,406	731,250
#	Designer Brands, Inc., Class A	803,439	14,767,209
#*	Destination Maternity Corp.	92,822	77,116
*	Destination XL Group, Inc.	170,773	300,560
#	Dick's Sporting Goods, Inc.	898,730	33,405,794
#	Dillard's, Inc., Class A	274,611	19,986,189
#	Dine Brands Global, Inc.	22,843	1,875,182
*	Dixie Group, Inc. (The)	7,482	3,953
	Dover Motorsports, Inc.	17,605	35,210
#*	El Pollo Loco Holdings, Inc.	246,194	2,422,549
#*	Eldorado Resorts, Inc.	29,899	1,349,043
*	Emerson Radio Corp.	86,891	90,367
	Escalade, Inc.	11,439	131,892
	Ethan Allen Interiors, Inc.	358,687	7,381,778
	Expedia Group, Inc.	156,743	20,806,055
#*	Express, Inc.	730,633	1,804,663
	Extended Stay America, Inc.	534,959	8,944,514
#*	Fiesta Restaurant Group, Inc.	316,903	3,026,424
	Flanigan's Enterprises, Inc.	2,672	60,200
	Flexsteel Industries, Inc.	61,507	1,129,884
	Foot Locker, Inc.	790,320	32,450,539
#*	Fossil Group, Inc.	309,763	3,419,783
#*	Francesca's Holdings Corp.	34,089	106,699
#	GameStop Corp., Class A	692,512	2,783,898
#	Gap, Inc. (The)	501,126	9,771,957
#*	Genesco, Inc.	217,863	8,579,445
	Gentex Corp.	814,022	22,320,483
*	Gentherm, Inc.	71,333	2,918,233
#*	G-III Apparel Group, Ltd.	526,791	15,097,830
	Goodyear Tire & Rubber Co. (The)	2,269,579	31,161,320
	Graham Holdings Co., Class B	47,346	35,165,295
*	Green Brick Partners, Inc.	142,798	1,343,729
#	Group 1 Automotive, Inc.	163,563	13,732,749
#	Guess?, Inc.	650,460	10,960,251
#*	Habit Restaurants, Inc. (The), Class A	175,517	1,755,170
#	Hamilton Beach Brands Holding Co., Class A	44,602	731,919
#	Harley-Davidson, Inc.	197,057	7,050,699
#	Haverty Furniture Cos., Inc.	128,064	2,319,239
	Haverty Furniture Cos., Inc., Class A	844	15,285
#*	Hibbett Sports, Inc.	281,863	5,186,279
#	Hooker Furniture Corp.	93,450	1,948,432
#*	Horizon Global Corp.	166,151	953,707
*	Houghton Mifflin Harcourt Co.	1,860,070	10,881,409
*	Hudson, Ltd., Class A	6,224	79,543

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	International Game Technology P.L.C.	564,174	$7,531,723
*	J Alexander's Holdings, Inc.	78,666	847,233
#	J. Jill, Inc.	137,875	295,052
#*	JAKKS Pacific, Inc.	4,060	3,526
#*	JC Penney Co., Inc.	5,291	4,209
#	Johnson Outdoors, Inc., Class A	51,703	3,515,287
*	K12, Inc.	395,016	11,791,228
	KB Home	196,598	5,164,629
#*	Kirkland's, Inc.	158,964	271,828
	Kohl's Corp.	214,973	11,578,446
#*	Lakeland Industries, Inc.	56,298	604,078
#*	Lands' End, Inc.	31,830	346,947
*	Laureate Education, Inc., Class A	120,407	1,973,471
	La-Z-Boy, Inc.	567,955	18,736,835
	LCI Industries	7,757	710,774
	Lear Corp.	128,158	16,247,871
#*	LGI Homes, Inc.	62,176	4,370,351
#*	Libbey, Inc.	231,725	391,615
#	Liberty Tax, Inc.	38,369	456,591
#	Lifetime Brands, Inc.	72,998	644,572
*	Lincoln Educational Services Corp.	11,206	20,731
*	Liquidity Services, Inc.	300,703	1,960,584
#	Lithia Motors, Inc., Class A	185,453	24,457,542
*	Luby's, Inc.	118,805	137,814
#*	Lumber Liquidators Holdings, Inc.	76,237	668,598
*	M/I Homes, Inc.	154,973	5,481,395
	Macy's, Inc.	1,623,198	36,895,291
*	MarineMax, Inc.	227,062	3,505,837
#	Marriott Vacations Worldwide Corp.	404,941	41,397,118
	MDC Holdings, Inc.	448,462	16,207,417
»	Media General, Inc. Contingent Value Rights	654,085	25,640
#*	Meritage Homes Corp.	267,052	16,773,536
*	Modine Manufacturing Co.	427,847	5,870,061
*	Monarch Casino & Resort, Inc.	13,813	650,178
#*	Motorcar Parts of America, Inc.	268,027	4,792,323
#	Movado Group, Inc.	96,951	2,552,720
*	Murphy USA, Inc.	17,538	1,549,658
#*	National Vision Holdings, Inc.	23,930	755,949
*	Nautilus, Inc.	264,898	511,253
#*	New Home Co., Inc. (The)	60,921	253,431
#	Newell Brands, Inc.	1,344,587	19,079,689
	Office Depot, Inc.	1,280,341	2,611,896
#	Oxford Industries, Inc.	43,483	3,182,521
	P&F Industries, Inc., Class A	1,458	11,591
#*	Party City Holdco, Inc.	422,545	2,695,837
	Peak Resorts, Inc.	706	7,674
#	Penske Automotive Group, Inc.	604,079	27,769,512
#*	Playa Hotels & Resorts NV	93,136	682,687
#*	Potbelly Corp.	308,137	1,281,850
	PulteGroup, Inc.	983,091	30,977,197
	PVH Corp.	149,779	13,318,349
*	Qurate Retail, Inc.	1,254,062	17,732,437
	RCI Hospitality Holdings, Inc.	70,584	1,196,399
*	Red Lion Hotels Corp.	221,738	1,505,601
#*	Red Robin Gourmet Burgers, Inc.	177,030	5,845,531
#*	Regis Corp.	389,144	7,121,335
	Rocky Brands, Inc.	49,794	1,569,507
#*	RTW RetailWinds, Inc.	368,167	802,604
*	Rubicon Project, Inc. (The)	496,881	3,781,264

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Select Interior Concepts, Inc., Class A	4,100	$46,945
*	Shiloh Industries, Inc.	301,482	1,519,469
#	Shoe Carnival, Inc.	109,362	2,775,608
#*	Shutterfly, Inc.	74,932	3,798,303
#	Signet Jewelers, Ltd.	628,674	11,404,146
*	Skechers U.S.A., Inc., Class A	52,617	1,996,289
#*	Skyline Champion Corp.	48,788	1,390,458
#	Sonic Automotive, Inc., Class A	352,067	9,706,487
	Speedway Motorsports, Inc.	243,545	4,822,191
#*	Sportsman's Warehouse Holdings, Inc.	29,587	132,846
#	Stage Stores, Inc.	6,185	4,515
#*	Stamps.com, Inc.	71,280	3,403,620
	Standard Motor Products, Inc.	239,463	11,017,693
#*	Stein Mart, Inc.	23,690	19,303
#*	Stoneridge, Inc.	291,543	9,495,555
	Strattec Security Corp.	26,168	544,033
	Superior Group of Cos, Inc.	59,825	1,018,221
#	Superior Industries International, Inc.	383,919	982,833
*	Sypris Solutions, Inc.	7,617	7,845
*	Tandy Leather Factory, Inc.	74,640	434,405
	Tapestry, Inc.	218,709	6,764,669
*	Taylor Morrison Home Corp.	1,141,584	25,708,472
#	Tenneco, Inc., Class A	242,323	2,190,600
	Thor Industries, Inc.	224,318	13,369,353
#	Tile Shop Holdings, Inc.	709,390	1,837,320
	Tilly's, Inc., Class A	170,811	1,398,942
	Toll Brothers, Inc.	1,652,969	59,457,295
*	TopBuild Corp.	189,398	15,365,860
	Tower International, Inc.	230,257	7,091,916
*	Trans World Entertainment Corp.	11,939	3,522
*	TravelCenters of America LLC	211,994	731,379
#*	TRI Pointe Group, Inc.	1,814,853	24,845,338
#*	Tuesday Morning Corp.	185,667	304,494
	Twin River Worldwide Holding, Inc.	19,456	513,444
*	Unifi, Inc.	148,666	2,781,541
*	Universal Electronics, Inc.	119,473	5,115,834
*	Universal Technical Institute, Inc.	59,613	219,376
#*	Urban Outfitters, Inc.	690,904	16,450,424
*	Vera Bradley, Inc.	531,796	6,248,603
#*	Vista Outdoor, Inc.	769,569	5,540,897
#*	Visteon Corp.	10,236	674,348
#*	Vitamin Shoppe, Inc.	196,560	868,795
*	VOXX International Corp.	223,311	1,047,329
	Weyco Group, Inc.	48,070	1,322,886
#*	William Lyon Homes, Class A	90,114	1,769,839
#	Winnebago Industries, Inc.	367,600	14,814,280
#	Wolverine World Wide, Inc.	84,821	2,302,890
#*	ZAGG, Inc.	259,962	1,723,548
*	Zovio, Inc.	262,847	1,001,447
*	Zumiez, Inc.	212,599	5,266,077
TOTAL CONSUMER DISCRETIONARY			1,484,006,384
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	39,930	1,273,767
	Andersons, Inc. (The)	247,450	6,644,033
	B&G Foods, Inc.	31,400	573,992
#*	Bridgford Foods Corp.	1,732	61,780
	Bunge, Ltd.	581,640	33,985,225
#	Cal-Maine Foods, Inc.	122,239	4,861,445

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Casey's General Stores, Inc.	25,529	$4,133,400
#*	Central Garden & Pet Co.	96,568	2,933,736
*	Central Garden & Pet Co., Class A	275,305	7,584,653
#*	Chefs' Warehouse, Inc. (The)	189,365	6,906,142
*	Coffee Holding Co., Inc.	13,332	53,861
#	Coty, Inc., Class A	3,391,594	37,002,291
#*	Craft Brew Alliance, Inc.	255,257	4,010,087
*	Darling Ingredients, Inc.	1,440,563	29,286,646
#	Dean Foods Co.	355,313	515,204
*	Edgewell Personal Care Co.	452,969	13,783,847
#*	elf Beauty Inc.	101,623	1,685,926
#*	Farmer Brothers Co.	148,370	2,409,529
#	Fresh Del Monte Produce, Inc.	348,531	10,570,945
*	Hain Celestial Group, Inc. (The)	38,314	834,096
#*	Hostess Brands, Inc.	789,412	11,146,497
#	Ingles Markets, Inc., Class A	125,843	3,961,538
	Ingredion, Inc.	308,201	23,820,855
	Inter Parfums, Inc.	58,462	4,050,247
#	John B. Sanfilippo & Son, Inc.	73,385	6,377,890
#*	Landec Corp.	209,367	2,338,629
*	Lifeway Foods, Inc.	191,300	652,333
#	Limoneira Co.	64,408	1,274,634
	Mannatech, Inc.	8,418	134,941
*	Natural Alternatives International, Inc.	42,078	424,567
#*	Natural Grocers by Vitamin Cottage, Inc.	172,385	1,580,770
#	Natural Health Trends Corp.	3,000	22,530
*	Nature's Sunshine Products, Inc.	4,308	38,901
	Nu Skin Enterprises, Inc., Class A	46,758	1,869,385
	Oil-Dri Corp. of America	35,721	1,265,595
*	Performance Food Group Co.	144,239	6,324,880
#*	Pilgrim's Pride Corp.	213,444	5,775,795
*	Post Holdings, Inc.	588,401	63,088,355
	PriceSmart, Inc.	72,201	4,404,261
#*	Pyxus International, Inc.	69,042	985,229
#	Sanderson Farms, Inc.	211,809	27,751,215
	Seaboard Corp.	2,812	11,477,572
*	Seneca Foods Corp., Class A	61,893	1,954,581
*	Seneca Foods Corp., Class B	189	5,935
*	Simply Good Foods Co. (The)	81,354	2,215,269
	SpartanNash Co.	305,578	3,611,932
#	Spectrum Brands Holdings, Inc.	82,604	4,139,286
#*	TreeHouse Foods, Inc.	429,922	25,511,571
#*	United Natural Foods, Inc.	504,638	4,975,731
	Universal Corp.	233,911	13,917,705
*	US Foods Holding Corp.	1,417,618	50,141,149
#	Village Super Market, Inc., Class A	75,125	1,880,379
#	Weis Markets, Inc.	194,640	7,094,628
TOTAL CONSUMER STAPLES			463,325,390
ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	27,265	889,657
#*	Alta Mesa Resources, Inc., Class A	197,362	29,604
#*	Antero Resources Corp.	1,953,712	9,006,612
*	Apergy Corp.	104,336	3,394,050
#	Arch Coal, Inc., Class A	174,509	15,559,222
	Archrock, Inc.	841,078	9,235,036
*	Ardmore Shipping Corp.	208,132	1,527,689
*	Aspen Aerogels, Inc.	34,371	226,849
*	Barnwell Industries, Inc.	21,188	21,400

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Basic Energy Services, Inc.	45,828	$81,574
#	Berry Petroleum Corp.	37,099	363,570
#*	Bonanza Creek Energy, Inc.	243,558	5,309,564
*	C&J Energy Services, Inc.	279,538	3,058,146
#*	Callon Petroleum Co.	2,290,885	11,271,154
#*	CARBO Ceramics, Inc.	2,150	2,752
#*	Carrizo Oil & Gas, Inc.	291,143	2,774,593
#*	Centennial Resource Development, Inc., Class A	1,035,443	6,160,886
#*	Chaparral Energy, Inc., Class A	30,830	109,447
#*	Chesapeake Energy Corp.	856,982	1,551,137
	Cimarex Energy Co.	338,960	17,175,103
#*	Clean Energy Fuels Corp.	1,867,324	4,985,755
#*	CNX Resources Corp.	2,394,884	19,685,947
*	CONSOL Energy, Inc.	245,553	5,276,934
#*	Contango Oil & Gas Co.	366,178	487,017
#*	Contura Energy, Inc.	5,215	186,853
*	Dawson Geophysical Co.	309,732	737,162
#	Delek US Holdings, Inc.	647,265	27,884,176
#*	Denbury Resources, Inc.	3,170,336	3,582,480
#	DHT Holdings, Inc.	1,299,215	7,340,565
#*	Diamond Offshore Drilling, Inc.	242,236	2,189,813
#	DMC Global, Inc.	14,215	742,592
*	Dorian LPG, Ltd.	353,767	3,236,968
#*	Dril-Quip, Inc.	448,296	23,589,336
#*	Earthstone Energy, Inc., Class A	67,346	294,976
#	EnLink Midstream LLC	1,715,320	16,467,072
*	Era Group, Inc.	182,542	1,883,833
	Evolution Petroleum Corp.	22,909	139,745
*	Exterran Corp.	266,733	3,640,905
#*	Extraction Oil & Gas, Inc.	752,241	2,790,814
#*	Forum Energy Technologies, Inc.	1,479,173	3,875,433
#*	Frank's International NV	408,511	2,328,513
	GasLog, Ltd.	399,042	5,682,358
*	Geospace Technologies Corp.	206,918	3,229,990
#*	Goodrich Petroleum Corp.	2,230	25,667
#	Green Plains, Inc.	427,042	4,308,854
*	Gulf Island Fabrication, Inc.	112,621	806,366
#*	Gulfport Energy Corp.	951,793	3,597,778
#*	Halcon Resources Corp.	200,275	22,631
	Hallador Energy Co.	144,580	774,949
*	Helix Energy Solutions Group, Inc.	1,502,932	13,165,684
	Helmerich & Payne, Inc.	694,452	34,500,375
#*	HighPoint Resources Corp.	779,648	974,560
	HollyFrontier Corp.	566,659	28,202,618
#*	Hornbeck Offshore Services, Inc.	2,386	2,481
#*	Independence Contract Drilling, Inc.	175,515	231,680
*	International Seaways, Inc.	232,933	3,962,190
#*	Jagged Peak Energy, Inc.	314,654	2,309,560
*	Keane Group, Inc.	459,464	2,890,029
#*	KLX Energy Services Holdings, Inc.	234,301	3,683,212
#	Kosmos Energy, Ltd.	1,665,147	10,007,534
#*	Laredo Petroleum, Inc.	1,117,958	3,711,621
#*	Lonestar Resources US, Inc., Class A	121,078	300,273
#	Mammoth Energy Services, Inc.	132,690	859,831
#*	Matador Resources Co.	676,876	11,933,324
*	Matrix Service Co.	249,710	4,587,173
#*	McDermott International, Inc.	1,672,088	10,734,805
*	Midstates Petroleum Co., Inc.	123,673	562,712
*	Mitcham Industries, Inc.	115,408	480,097

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Montage Resources Corp.	99,029	$330,757
#	Murphy Oil Corp.	1,798,088	43,226,036
#	Nabors Industries, Ltd.	2,598,254	7,690,832
	NACCO Industries, Inc., Class A	44,429	2,361,401
	National Oilwell Varco, Inc.	511,012	12,172,306
*	Natural Gas Services Group, Inc.	93,108	1,493,452
#*	NCS Multistage Holdings, Inc.	117,912	378,498
#*	Newpark Resources, Inc.	1,032,398	7,877,197
#*	Nine Energy Service, Inc.	38,015	489,253
#*	Noble Corp. P.L.C.	3,344,123	7,457,394
#*	Northern Oil and Gas, Inc.	205,427	332,792
#*	Oasis Petroleum, Inc.	3,144,716	15,314,767
*	Oceaneering International, Inc.	1,234,818	19,077,938
#*	Oil States International, Inc.	452,587	6,752,598
#*	Overseas Shipholding Group, Inc., Class A	364,677	711,120
#*	Pacific Ethanol, Inc.	6,939	3,756
	Panhandle Oil and Gas, Inc., Class A	90,960	1,074,238
#*	Par Pacific Holdings, Inc.	94,500	2,179,170
*	Parsley Energy, Inc., Class A	1,875,932	31,121,712
	Patterson-UTI Energy, Inc.	1,902,187	22,122,435
	PBF Energy, Inc., Class A	1,379,459	38,528,290
#*	PDC Energy, Inc.	615,763	17,690,871
	Peabody Energy Corp.	971,313	20,455,852
#*	Penn Virginia Corp.	71,605	2,451,755
#*	Pioneer Energy Services Corp.	819,941	171,368
*	PrimeEnergy Resources Corp.	602	72,746
#*	Profire Energy, Inc.	31,100	45,406
*	ProPetro Holding Corp.	323,839	5,871,201
*	QEP Resources, Inc.	2,260,716	11,190,544
#	Range Resources Corp.	2,056,484	11,701,394
#*	Renewable Energy Group, Inc.	438,110	5,953,915
*	REX American Resources Corp.	48,898	3,647,791
*	RigNet, Inc.	39,734	346,878
#*	Ring Energy, Inc.	376,933	923,486
#*	Roan Resources, Inc.	22,059	26,471
#	RPC, Inc.	420,774	2,600,383
*	SandRidge Energy, Inc.	155,300	1,048,275
#	Scorpio Tankers, Inc.	405,871	10,637,879
#*	SEACOR Holdings, Inc.	175,716	8,371,110
*	SEACOR Marine Holdings, Inc.	197,864	2,785,925
#*	Select Energy Services, Inc., Class A	278,531	2,832,660
#	SemGroup Corp., Class A	428,485	5,428,905
#	Ship Finance International, Ltd.	408,893	5,376,943
*	SilverBow Resources, Inc.	44,311	460,391
#	SM Energy Co.	1,248,674	12,449,280
#*	Smart Sand, Inc.	181,565	426,678
#*	Southwestern Energy Co.	4,796,644	10,552,617
#*	SRC Energy, Inc.	2,353,692	9,603,063
*	Superior Energy Services, Inc.	476,039	431,863
*	Talos Energy, Inc.	110,413	2,272,300
#	Teekay Corp.	28,347	129,262
*	Teekay Tankers, Ltd., Class A	10,427	12,825
#*	TETRA Technologies, Inc.	1,339,756	2,090,019
#*	Tidewater, Inc.	124,673	2,866,232
#*	Transocean, Ltd.	1,195,342	7,267,679
#*	Unit Corp.	559,229	3,634,989
#	US Silica Holdings, Inc.	477,631	6,619,966
*	VAALCO Energy, Inc.	6,071	10,624
	Valaris P.L.C.	1,604,510	13,140,937

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Whiting Petroleum Corp.	683,009	$12,075,599
	World Fuel Services Corp.	598,557	23,367,665
*	WPX Energy, Inc.	3,315,151	34,610,176
TOTAL ENERGY			852,993,151
FINANCIALS — (25.6%)
	1st Constitution Bancorp	1,062	19,339
	1st Source Corp.	193,100	9,066,045
*	Allegiance Bancshares, Inc.	73,338	2,461,223
*	A-Mark Precious Metals, Inc.	75,012	951,152
#*	Ambac Financial Group, Inc.	220,093	4,010,094
	American Equity Investment Life Holding Co.	732,255	18,892,179
	American National Bankshares, Inc.	54,596	2,019,506
	American National Insurance Co.	100,712	12,188,166
	American River Bankshares	16,043	210,965
#	Ameris Bancorp	454,679	18,082,584
	AmeriServ Financial, Inc.	107,748	441,767
	Argo Group International Holdings, Ltd.	252,496	17,280,826
	Arrow Financial Corp.	70,331	2,339,209
	Associated Banc-Corp	1,621,226	35,131,967
	Assurant, Inc.	288,817	32,740,295
	Assured Guaranty, Ltd.	1,169,008	51,073,960
#*	Asta Funding, Inc.	7,105	52,080
*	Athene Holding, Ltd., Class A	564,416	23,062,038
	Atlantic American Corp.	864	2,030
*	Atlantic Capital Bancshares, Inc.	168,040	3,090,256
	Atlantic Union Bankshares Corp.	692,070	26,319,422
*	Atlanticus Holdings Corp.	64,328	303,628
	Auburn National Bancorporation, Inc.	692	26,767
	Axis Capital Holdings, Ltd.	405,502	25,818,312
#*	Axos Financial, Inc.	195,509	5,730,369
#	Banc of California, Inc.	422,852	6,609,177
	BancFirst Corp.	117,885	6,877,411
#*	Bancorp of New Jersey, Inc.	551	7,604
*	Bancorp, Inc. (The)	754,473	7,303,299
#	BancorpSouth Bank	369,541	11,045,580
	Bank of Commerce Holdings	63,269	681,407
	Bank of Marin Bancorp	84,142	3,678,688
#	Bank OZK	797,120	24,375,930
	BankFinancial Corp.	116,939	1,568,152
	BankUnited, Inc.	491,356	16,907,560
#	Bankwell Financial Group, Inc.	21,543	605,358
	Banner Corp.	281,635	16,689,690
	Bar Harbor Bankshares	39,088	992,444
*	Baycom Corp.	13,521	309,631
	BCB Bancorp, Inc.	70,982	910,699
	Berkshire Hills Bancorp, Inc.	464,312	15,229,434
*	Blucora, Inc.	302,397	9,053,766
#	Blue Capital Reinsurance Holdings, Ltd.	37,234	299,734
	BOK Financial Corp.	37,086	3,103,356
	Boston Private Financial Holdings, Inc.	820,163	9,464,681
#	Bridge Bancorp, Inc.	126,131	3,684,287
*	Bridgewater Bancshares, Inc.	7,921	94,418
*	Brighthouse Financial, Inc.	20,709	811,172
	Brookline Bancorp, Inc.	683,660	10,138,678
	Bryn Mawr Bank Corp.	168,288	6,240,119
*	Byline Bancorp, Inc.	18,893	361,045
	C&F Financial Corp.	17,302	939,499
	Cadence BanCorp	701,235	12,019,168

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	California First National Bancorp	4,450	$77,030
	Camden National Corp.	110,358	4,934,106
*	Cannae Holdings, Inc.	230,455	6,671,672
	Capital City Bank Group, Inc.	92,554	2,389,744
	Capitol Federal Financial, Inc.	1,649,109	22,526,829
	Capstar Financial Holdings, Inc.	3,230	52,326
	Carolina Financial Corp.	93,896	3,297,628
	CBTX, Inc.	7,368	222,072
	CenterState Banks Corp.	397,393	9,664,598
	Central Pacific Financial Corp.	205,416	6,053,610
	Central Valley Community Bancorp	37,137	769,850
	Century Bancorp, Inc., Class A	19,025	1,593,344
	Chemung Financial Corp.	4,926	214,971
	CIT Group, Inc.	717,616	36,275,489
	Citizens & Northern Corp.	42,137	1,079,550
#	Citizens Community Bancorp, Inc.	6,617	72,125
	Citizens Holding Co.	1,603	34,000
#*	Citizens, Inc.	69,955	521,165
#	City Holding Co.	56,578	4,381,966
	Civista Bancshares, Inc.	39,465	874,939
	CNB Financial Corp.	91,189	2,573,354
	CNO Financial Group, Inc.	1,174,038	19,852,983
	Codorus Valley Bancorp, Inc.	20,990	491,166
#	Columbia Banking System, Inc.	465,255	17,544,766
#	Community Bank System, Inc.	201,282	13,282,599
	Community Bankers Trust Corp.	7,300	58,108
	Community Financial Corp. (The)	1,101	35,816
	Community Trust Bancorp, Inc.	144,384	6,105,999
	Community West Bancshares	5,040	48,636
	ConnectOne Bancorp, Inc.	269,330	6,156,884
#*	Consumer Portfolio Services, Inc.	259,664	947,774
#*	Cowen, Inc., Class A	149,350	2,622,586
#*	Customers Bancorp, Inc.	418,834	8,636,357
#	CVB Financial Corp.	167,828	3,693,894
	Dime Community Bancshares, Inc.	404,195	8,156,655
	Donegal Group, Inc., Class A	203,146	3,016,718
*	Donnelley Financial Solutions, Inc.	4,617	62,930
	Eagle Bancorp Montana, Inc.	600	10,662
#	Eagle Bancorp, Inc.	130,578	5,263,599
#*	eHealth, Inc.	1,083	112,361
*	Elevate Credit, Inc.	25,228	104,948
	EMC Insurance Group, Inc.	118,313	4,252,169
	Employers Holdings, Inc.	314,147	13,791,053
#*	Encore Capital Group, Inc.	225,523	8,114,318
*	Enova International, Inc.	273,816	7,379,341
*	Enstar Group, Ltd.	75,439	13,364,019
*	Entegra Financial Corp.	1,632	48,650
	Enterprise Bancorp, Inc.	27,953	853,964
	Enterprise Financial Services Corp.	27,118	1,130,278
#*	Equity Bancshares, Inc., Class A	95,477	2,529,186
	ESSA Bancorp, Inc.	35,707	548,102
	Evans Bancorp, Inc.	14,996	555,752
#*	EZCORP, Inc., Class A	524,943	5,170,689
	Farmers National Banc Corp.	124,276	1,815,672
#	FB Financial Corp.	23,727	901,863
	FBL Financial Group, Inc., Class A	155,106	9,725,146
	Federal Agricultural Mortgage Corp., Class A	300	20,583
	Federal Agricultural Mortgage Corp., Class C	75,446	5,829,712
	FedNat Holding Co.	146,951	1,835,418

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Financial Institutions, Inc.	147,528	$4,542,387
*	First Acceptance Corp.	86,504	77,854
	First American Financial Corp.	280,292	16,206,483
	First Bancorp	143,325	5,294,425
	First BanCorp	1,865,235	20,069,929
	First Bancorp, Inc.	66,655	1,747,028
	First Bancshares, Inc. (The)	30,390	1,009,252
#	First Bank	44,213	503,144
	First Busey Corp.	188,951	5,107,346
	First Business Financial Services, Inc.	37,528	894,292
#	First Choice Bancorp	1,216	26,995
	First Commonwealth Financial Corp.	794,506	10,940,348
	First Community Bancshares, Inc.	141,458	4,678,016
	First Community Corp.	463	8,848
	First Defiance Financial Corp.	157,924	4,535,577
#	First Financial Bancorp	968,751	24,693,463
	First Financial Corp.	42,280	1,835,375
	First Financial Northwest, Inc.	91,175	1,347,567
	First Foundation, Inc.	277,378	4,171,765
	First Hawaiian, Inc.	201,125	5,382,105
	First Horizon National Corp.	1,502,967	24,648,659
	First Internet Bancorp	63,267	1,333,668
	First Interstate BancSystem, Inc., Class A	359,545	14,392,586
	First Merchants Corp.	321,527	12,671,379
#	First Mid Bancshares, Inc.	30,723	1,047,040
	First Midwest Bancorp, Inc.	1,156,194	25,008,476
	First Northwest Bancorp	600	9,642
	First of Long Island Corp. (The)	96,988	2,145,375
	First United Corp.	7,956	169,383
	Flagstar Bancorp, Inc.	531,202	18,315,845
	Flushing Financial Corp.	246,984	5,028,594
#	FNB Corp.	2,292,377	27,623,143
#	Franklin Financial Network, Inc.	152,156	4,488,602
	FS Bancorp, Inc.	17,570	866,201
#	Fulton Financial Corp.	1,647,663	28,010,271
#	GAIN Capital Holdings, Inc.	251,438	1,071,126
*	Genworth Financial, Inc., Class A	548,416	2,188,180
#	German American Bancorp, Inc.	106,196	3,350,484
	Global Indemnity, Ltd.	88,256	2,496,762
	Great Southern Bancorp, Inc.	122,188	7,326,392
	Great Western Bancorp, Inc.	567,609	19,196,536
#*	Greenlight Capital Re, Ltd., Class A	406,619	3,395,269
#	Guaranty Bancshares, Inc.	13,102	403,804
	Guaranty Federal Bancshares, Inc.	348	8,213
*	Hallmark Financial Services, Inc.	141,553	2,194,072
	Hancock Whitney Corp.	673,201	27,951,306
	Hanmi Financial Corp.	395,631	8,502,110
	Hanover Insurance Group, Inc. (The)	142,252	18,451,507
#*	HarborOne Bancorp, Inc.	58,905	1,128,031
	Hawthorn Bancshares, Inc.	676	16,515
#	HCI Group, Inc.	97,933	3,926,134
#	Heartland Financial USA, Inc.	183,618	8,830,190
	Heritage Commerce Corp.	402,139	4,974,459
#	Heritage Financial Corp.	237,083	6,761,607
	Heritage Insurance Holdings, Inc.	184,550	2,480,352
	Hilltop Holdings, Inc.	734,484	16,658,097
	Hingham Institution for Savings	1,893	364,951
*	HMN Financial, Inc.	4,634	98,241
	Home Bancorp, Inc.	25,026	934,971

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	211,135	$4,153,025
*	HomeStreet, Inc.	272,387	7,904,671
	HomeTrust Bancshares, Inc.	52,143	1,362,497
#	Hope Bancorp, Inc.	1,636,056	24,131,826
#*»	HopFed Bancorp, Inc.	13,170	265,205
	Horace Mann Educators Corp.	294,623	12,798,423
	Horizon Bancorp, Inc.	317,870	5,537,295
#*	Howard Bancorp, Inc.	30,589	455,470
	IBERIABANK Corp.	441,313	34,673,962
	Independence Holding Co.	14,368	544,547
#	Independent Bank Corp.	193,732	15,064,600
	Independent Bank Corp.	74,409	1,617,652
	Independent Bank Group, Inc.	244,609	13,896,237
	International Bancshares Corp.	735,299	27,669,301
*	INTL. FCStone, Inc.	155,473	6,340,189
#	Invesco, Ltd.	1,345,226	25,814,887
	Investar Holding Corp.	532	12,827
	Investors Bancorp, Inc.	3,240,942	36,817,101
	Investors Title Co.	10,205	1,674,641
	James River Group Holdings, Ltd.	81,119	3,879,922
#	Janus Henderson Group P.L.C.	1,380,602	27,708,682
	Jefferies Financial Group, Inc.	330,423	7,047,923
	Kearny Financial Corp.	719,238	9,601,827
	Kemper Corp.	424,596	37,372,940
	Kentucky First Federal Bancorp	2,420	18,392
	Kingstone Cos., Inc.	72,018	610,713
	Lake Shore Bancorp, Inc.	406	6,029
	Lakeland Bancorp, Inc.	269,231	4,410,004
	Landmark Bancorp, Inc.	1,360	32,300
#	LCNB Corp.	1,207	21,738
	LegacyTexas Financial Group, Inc.	375,754	16,059,726
	Legg Mason, Inc.	997,643	37,571,235
#*	LendingClub Corp.	186,422	2,755,317
#	Level One Bancorp, Inc.	949	22,358
#	Live Oak Bancshares, Inc.	160,660	3,128,050
	Luther Burbank Corp.	12,419	138,596
	Macatawa Bank Corp.	281,258	2,891,332
	Mackinac Financial Corp.	28,040	431,816
	Maiden Holdings, Ltd.	950,539	470,517
*	Malvern Bancorp, Inc.	1,318	27,994
#	Manning & Napier, Inc.	242,400	375,720
	Marlin Business Services Corp.	105,906	2,458,078
#*	MBIA, Inc.	630,156	5,879,355
	MBT Financial Corp.	118,527	1,277,721
	Mercantile Bank Corp.	120,596	4,052,026
	Merchants Bancorp	5,500	98,395
	Mercury General Corp.	44,425	2,519,342
	Meridian Bancorp, Inc.	323,658	5,935,888
#	Meta Financial Group, Inc.	287,171	8,864,969
*	Metropolitan Bank Holding Corp.	4,312	180,975
	Midland States Bancorp, Inc.	64,841	1,758,488
	MidSouth Bancorp, Inc.	127,546	1,559,888
	MidWestOne Financial Group, Inc.	42,562	1,322,401
#*	Mr Cooper Group, Inc.	298,176	2,269,119
#	MutualFirst Financial, Inc.	35,337	1,151,633
	National Bank Holdings Corp., Class A	255,252	9,260,543
	National Bankshares, Inc.	4,245	155,537
	National General Holdings Corp.	540,346	13,362,757
#	National Security Group, Inc. (The)	2,423	27,113

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National Western Life Group, Inc., Class A	19,465	$5,236,085
	Navient Corp.	2,354,203	33,311,972
#	NBT Bancorp, Inc.	291,172	11,268,356
	Nelnet, Inc., Class A	291,091	18,210,653
#	New York Community Bancorp, Inc.	4,249,709	48,999,145
»	NewStar Financial, Inc.	289,581	28,176
*	Nicholas Financial, Inc.	44,982	376,949
*	Nicolet Bankshares, Inc.	27,184	1,786,261
*	NMI Holdings, Inc., Class A	411,235	10,231,527
*	Northeast Bank	41,775	916,961
	Northeast Community Bancorp, Inc.	9,687	111,401
#	Northfield Bancorp, Inc.	466,478	7,300,381
	Northrim BanCorp, Inc.	57,090	2,224,797
#	Northwest Bancshares, Inc.	968,169	16,604,098
	Norwood Financial Corp.	1,152	39,882
	OceanFirst Financial Corp.	234,956	5,732,926
*	Ocwen Financial Corp.	513,972	976,547
	OFG Bancorp	395,807	8,957,112
	Ohio Valley Banc Corp.	3,595	129,636
	Old Line Bancshares, Inc.	59,498	1,680,224
#	Old National Bancorp	1,651,207	29,077,755
	Old Republic International Corp.	1,741,496	39,723,524
	Old Second Bancorp, Inc.	308,438	4,052,875
*	On Deck Capital, Inc.	850,209	3,043,748
	OneMain Holdings, Inc.	567,808	23,535,642
	Oppenheimer Holdings, Inc., Class A	60,715	1,769,235
	Opus Bank	207,242	4,644,293
#	Origin Bancorp, Inc.	774	26,943
	Oritani Financial Corp.	569,461	10,307,244
	Orrstown Financial Services, Inc.	17,400	397,938
#	Pacific Premier Bancorp, Inc.	326,860	10,338,582
#	PacWest Bancorp	1,326,047	51,225,196
#	Park National Corp.	12,652	1,196,753
#	Parke Bancorp, Inc.	8,389	201,084
	PCSB Financial Corp.	18,585	361,292
#	Peapack Gladstone Financial Corp.	183,967	5,230,182
	Penns Woods Bancorp, Inc.	19,387	879,394
	Pennymac Financial Services, Inc.	5,768	138,490
	Peoples Bancorp of North Carolina, Inc.	4,395	119,192
	Peoples Bancorp, Inc.	172,300	5,584,243
	Peoples Financial Services Corp.	2,185	105,710
#	People's United Financial, Inc.	3,913,019	64,251,772
	People's Utah Bancorp	49,041	1,485,942
#	Pinnacle Financial Partners, Inc.	484,969	29,457,017
	Piper Jaffray Cos.	46,333	3,581,541
	Popular, Inc.	836,348	48,140,191
#*	PRA Group, Inc.	389,302	12,118,971
	Preferred Bank	57,996	3,142,803
	Premier Financial Bancorp, Inc.	89,660	1,400,489
	ProAssurance Corp.	260,206	10,171,453
#	Prosperity Bancshares, Inc.	656,814	45,576,323
	Protective Insurance Corp., Class A	453	7,407
	Protective Insurance Corp., Class B	54,332	899,195
#	Provident Financial Holdings, Inc.	42,950	892,072
	Provident Financial Services, Inc.	545,202	13,182,984
	Prudential Bancorp, Inc.	9,448	172,615
	QCR Holdings, Inc.	104,795	4,009,457
	Radian Group, Inc.	387,150	8,827,020
	RBB Bancorp	20,721	416,492

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Regional Management Corp.	120,613	$2,910,392
	Reinsurance Group of America, Inc.	44,239	6,897,745
	RenaissanceRe Holdings, Ltd.	87,302	15,814,757
	Renasant Corp.	442,750	15,890,297
	Republic Bancorp, Inc., Class A	48,054	2,295,540
*	Republic First Bancorp, Inc.	103,301	449,359
	Riverview Bancorp, Inc.	181,264	1,540,744
#	S&T Bancorp, Inc.	241,902	9,209,209
	Safety Insurance Group, Inc.	141,194	13,930,200
	Sandy Spring Bancorp, Inc.	265,760	9,684,294
	Santander Consumer USA Holdings, Inc.	1,775,982	47,791,676
	SB One Bancorp	20,475	469,082
*	Seacoast Banking Corp. of Florida	262,623	7,101,326
*	Security National Financial Corp., Class A	36,332	185,657
*	Select Bancorp, Inc.	3,254	36,933
	Selective Insurance Group, Inc.	292,855	22,022,696
	Shore Bancshares, Inc.	40,675	667,070
	Sierra Bancorp	116,032	3,024,954
	Simmons First National Corp., Class A	872,859	22,476,119
*	SmartFinancial, Inc.	29,434	638,423
#	South State Corp.	257,302	20,602,171
*	Southern First Bancshares, Inc.	25,382	1,035,078
	Southern Missouri Bancorp, Inc.	26,465	922,305
	Southern National Bancorp of Virginia, Inc.	71,420	1,137,006
#	Southside Bancshares, Inc.	138,677	4,800,998
	Southwest Georgia Financial Corp.	2,355	48,278
	State Auto Financial Corp.	177,958	6,153,788
	Sterling Bancorp	1,720,672	37,596,683
	Sterling Bancorp, Inc.	41,539	407,913
	Stewart Information Services Corp.	199,438	7,544,740
	Stifel Financial Corp.	457,656	27,372,405
	Stock Yards Bancorp, Inc.	25,121	960,878
#	Summit Financial Group, Inc.	34,331	913,548
#	Summit State Bank	3,401	41,662
	Synovus Financial Corp.	748,138	28,556,427
	TCF Financial Corp.	1,037,856	22,189,361
	TCF Financial Corp.	572,208	24,055,624
	Territorial Bancorp, Inc.	64,006	1,840,173
*	Texas Capital Bancshares, Inc.	339,067	21,337,486
	TheStreet, Inc.	1,300	8,112
*	Third Point Reinsurance, Ltd.	457,298	4,609,564
	Timberland Bancorp, Inc.	70,592	1,951,163
	Tiptree, Inc.	255,639	1,746,014
	Tompkins Financial Corp.	16,079	1,317,996
	Towne Bank	407,955	11,479,854
	TriCo Bancshares	164,314	6,202,853
*	TriState Capital Holdings, Inc.	301,857	6,338,997
*	Triumph Bancorp, Inc.	172,590	5,386,534
	TrustCo Bank Corp. NY	958,149	7,761,007
#	Trustmark Corp.	872,476	31,007,797
	Two River Bancorp	2,052	29,159
	UMB Financial Corp.	13,048	890,656
	Umpqua Holdings Corp.	2,203,251	38,468,762
	United Bancshares, Inc.	466	10,201
#	United Bankshares, Inc.	610,054	22,931,930
	United Community Banks, Inc.	570,887	16,384,457
	United Community Financial Corp.	474,863	4,834,105
	United Financial Bancorp, Inc.	482,389	6,917,458
	United Fire Group, Inc.	146,451	7,654,994

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	United Insurance Holdings Corp.	155,820	$1,765,441
	United Security Bancshares	4,742	50,834
	Unity Bancorp, Inc.	37,429	775,155
#	Universal Insurance Holdings, Inc.	71,237	1,767,390
	Univest Financial Corp.	263,496	7,235,600
	Unum Group	1,390,859	44,437,945
#	US Global Investors, Inc., Class A	23,682	41,207
#	Valley National Bancorp	2,346,977	26,192,263
#	Veritex Holdings, Inc.	256,482	6,563,374
*	Victory Capital Holdings, Inc., Class A	42,422	758,081
#	Virtus Investment Partners, Inc.	93,898	10,062,110
	Voya Financial, Inc.	667,374	37,486,398
#	Waddell & Reed Financial, Inc., Class A	381,010	6,667,675
	Walker & Dunlop, Inc.	296,195	17,280,016
	Washington Federal, Inc.	681,522	24,930,075
	Washington Trust Bancorp, Inc.	24,925	1,251,983
	Waterstone Financial, Inc.	230,964	3,903,292
	WesBanco, Inc.	460,888	16,859,283
	West Bancorporation, Inc.	73,652	1,559,949
	Western New England Bancorp, Inc.	233,005	2,176,267
	Westwood Holdings Group, Inc.	18,899	591,539
	White Mountains Insurance Group, Ltd.	15,892	17,099,792
	Wintrust Financial Corp.	226,823	16,226,917
*	World Acceptance Corp.	71,109	9,011,644
	WSFS Financial Corp.	371,020	15,720,117
	WVS Financial Corp.	111	1,910
#	Zions Bancorp NA	306,703	13,823,104
TOTAL FINANCIALS			3,063,200,096
HEALTH CARE — (4.3%)
#*	AAC Holdings, Inc.	9,197	9,041
#*	Acadia Healthcare Co., Inc.	760,651	24,295,193
*	Achillion Pharmaceuticals, Inc.	1,609,952	7,099,888
#*	Aclaris Therapeutics, Inc.	60,343	77,239
#*	Acorda Therapeutics, Inc.	646,379	4,479,406
*	Addus HomeCare Corp.	162,210	13,072,504
*	Aduro Biotech, Inc.	37,605	49,639
*	Advaxis, Inc.	20,840	11,691
#*	Adverum Biotechnologies, Inc.	319,021	4,278,072
#*	Akebia Therapeutics, Inc.	30,086	126,060
#*	Akorn, Inc.	543,358	2,021,292
*	Allied Healthcare Products, Inc.	1,298	2,090
#*	Allscripts Healthcare Solutions, Inc.	1,345,661	13,860,308
*	Alpine Immune Sciences, Inc.	5,443	23,078
#*	Altimmune, Inc.	11,574	27,778
#*	AMAG Pharmaceuticals, Inc.	79,091	653,292
*	American Shared Hospital Services	12,364	37,339
*	Amphastar Pharmaceuticals, Inc.	136,475	2,749,971
*	AngioDynamics, Inc.	300,852	6,131,364
#*	Anika Therapeutics, Inc.	145,380	8,008,984
#*	Applied Genetic Technologies Corp.	206,001	795,164
#*	Aptevo Therapeutics, Inc.	135,053	120,197
#*	Aquinox Pharmaceuticals, Inc.	98,315	262,501
*	Aravive, Inc.	2,044	13,388
*	Ardelyx, Inc.	65,005	156,662
*	Arena Pharmaceuticals, Inc.	70,712	4,432,228
#*	Assertio Therapeutics, Inc.	341,082	1,169,911
#*	aTyr Pharma, Inc.	1,958	6,873
#*	Avanos Medical, Inc.	381,485	15,534,069

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Avinger, Inc.	3,671	$8,076
#*	Bellicum Pharmaceuticals, Inc.	48,331	69,597
*	Brookdale Senior Living, Inc.	2,444,842	19,045,319
*	Calithera Biosciences, Inc.	349,946	1,483,771
#*	Cambrex Corp.	82,472	3,612,274
*	Catabasis Pharmaceuticals, Inc.	24,313	172,136
#*	Catalyst Biosciences, Inc.	137,352	1,124,913
#*	Celldex Therapeutics, Inc.	42,912	93,548
#*	Cellectar Biosciences, Inc.	3,200	7,008
*	Chimerix, Inc.	477,298	1,718,273
#*	Community Health Systems, Inc.	325,231	666,724
#	Computer Programs & Systems, Inc.	17,646	455,443
*	Concert Pharmaceuticals, Inc.	125,598	1,263,516
#	CONMED Corp.	182,806	15,968,104
#*	Covetrus, Inc.	30,851	730,243
*	Cross Country Healthcare, Inc.	396,472	3,762,519
#*	Cumberland Pharmaceuticals, Inc.	100,209	586,223
*	DaVita, Inc.	228,932	13,701,580
	Digirad Corp.	9,237	49,418
#*	Diplomat Pharmacy, Inc.	244,378	1,287,872
#*	ElectroCore, Inc.	1,492	2,104
*	Electromed, Inc.	39,434	210,183
#*	Emergent BioSolutions, Inc.	269,157	11,880,590
#*	Endo International P.L.C.	200,165	634,523
	Ensign Group, Inc. (The)	179,347	10,807,450
*	Enzo Biochem, Inc.	2,197	8,590
#*	Evolent Health, Inc., Class A	651,989	4,446,565
#*	Five Prime Therapeutics, Inc.	486,025	2,483,588
*	FONAR Corp.	48,308	1,185,478
#*	Hanger, Inc.	33,143	571,717
#*	Harvard Bioscience, Inc.	258,766	641,740
*	HealthStream, Inc.	198,987	5,619,393
*	HMS Holdings Corp.	131,399	4,585,825
#*	Idera Pharmaceuticals, Inc.	42,410	114,507
#*	Infinity Pharmaceuticals, Inc.	41,724	61,334
*	InfuSystem Holdings, Inc.	56,931	252,774
#*	Inovalon Holdings, Inc., Class A	45,496	682,440
*	Integer Holdings Corp.	278,966	24,417,894
#*	Intra-Cellular Therapies, Inc.	74,760	624,246
#*	IntriCon Corp.	57,665	1,036,817
#	Invacare Corp.	478,598	2,560,499
*	Jazz Pharmaceuticals P.L.C.	49,761	6,935,688
#*	Jounce Therapeutics, Inc.	96,154	460,578
	Kewaunee Scientific Corp.	13,861	252,963
#*	Lannett Co., Inc.	274,480	1,940,574
#*	LHC Group, Inc.	271,375	34,350,647
#*	Ligand Pharmaceuticals, Inc.	13,621	1,246,458
	Luminex Corp.	322,419	7,006,165
*	Magellan Health, Inc.	237,633	16,715,105
#*	Mallinckrodt P.L.C.	830,657	5,656,774
*	MEDNAX, Inc.	817,415	20,083,887
#*	Medpace Holdings, Inc.	3,500	275,660
*	Melinta Therapeutics, Inc.	36,208	143,746
*	Menlo Therapeutics, Inc.	3,282	12,439
	Meridian Bioscience, Inc.	85,459	1,021,235
*	Merit Medical Systems, Inc.	20,196	796,934
#*	Merrimack Pharmaceuticals, Inc.	2,589	15,896
*	Micron Solutions, Inc.	600	1,452
*	Myriad Genetics, Inc.	482,307	14,054,426

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Nabriva Therapeutics P.L.C.	261,900	$622,012
#*	NantKwest, Inc.	93,073	128,441
	National HealthCare Corp.	54,406	4,765,966
#*	Natus Medical, Inc.	123,913	3,849,977
#*	NewLink Genetics Corp.	40,762	72,149
*	NextGen Healthcare, Inc.	30,905	505,606
#*	Nuvectra Corp.	97,361	206,405
*	OncoSec Medical, Inc.	16,020	35,725
#*	OPKO Health, Inc.	129,050	272,295
*	OraSure Technologies, Inc.	258,394	2,157,590
*	Orthofix Medical, Inc.	59,464	3,178,351
#*	Otonomy, Inc.	260,170	738,883
#	Owens & Minor, Inc.	957,070	2,593,660
#	Patterson Cos., Inc.	489,997	9,701,941
*	PDL BioPharma, Inc.	2,236,536	6,441,224
#	PDS Biotechnology Corp.	6,427	41,775
#	Perrigo Co. P.L.C.	856,224	46,244,658
*	Pfenex, Inc.	55,199	324,570
#*	Premier, Inc., Class A	201,602	7,812,077
#*	Prestige Consumer Healthcare, Inc.	423,903	14,667,044
#*	Protagonist Therapeutics, Inc.	95,497	1,052,377
*	Prothena Corp. P.L.C.	310,250	2,903,940
*	Providence Service Corp. (The)	147,414	8,216,856
#*	Quorum Health Corp.	90,122	149,602
*	Ra Pharmaceuticals, Inc.	2,657	90,444
#*	RTI Surgical Holdings, Inc.	431,026	1,836,171
*	SeaSpine Holdings Corp.	105,360	1,339,126
*	Select Medical Holdings Corp.	1,027,756	17,204,635
#*	Sierra Oncology, Inc.	252,436	131,595
#*	Surface Oncology, Inc.	2,300	5,083
#*	Surgery Partners, Inc.	77,888	594,285
#*	Synlogic, Inc.	45,578	255,693
#	Taro Pharmaceutical Industries, Ltd.	19,906	1,607,808
#*	Tetraphase Pharmaceuticals, Inc.	260,248	89,473
#*	Tivity Health, Inc.	135,880	2,371,106
*	Tonix Pharmaceuticals Holding Corp.	4,045	2,156
*	Triple-S Management Corp., Class B	144,083	3,455,101
#*	Trovagene, Inc.	8,919	15,608
#*	Vanda Pharmaceuticals, Inc.	66,385	826,493
*	Varex Imaging Corp.	145,140	4,614,001
#*	Zafgen, Inc.	190,374	173,240
TOTAL HEALTH CARE			510,405,805
INDUSTRIALS — (18.1%)
	AAR Corp.	248,555	10,404,512
#	ABM Industries, Inc.	612,913	25,797,508
*	Acacia Research Corp.	332,167	926,746
	ACCO Brands Corp.	806,600	7,888,548
	Acme United Corp.	37,083	771,326
	Actuant Corp., Class A	374,806	8,583,057
#	ADT, Inc.	317,532	2,016,328
*	Advanced Disposal Services, Inc.	188,410	6,098,832
*	AECOM	1,446,396	51,997,936
#*	Aegion Corp.	232,670	4,385,829
*	AeroCentury Corp.	9,508	76,064
#*	Aerovironment, Inc.	25,374	1,391,764
	AGCO Corp.	534,695	41,171,515
#	Air Lease Corp.	1,040,908	43,499,545
*	Air Transport Services Group, Inc.	267,011	6,224,026

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Aircastle, Ltd.	741,125	$15,407,989
	Alamo Group, Inc.	86,642	8,481,385
	Alaska Air Group, Inc.	530,143	33,589,860
#	Allegiant Travel Co.	14,190	2,126,371
*	Alpha Pro Tech, Ltd.	15,140	53,444
	Altra Industrial Motion Corp.	37,198	1,068,699
	AMERCO	103,133	39,912,471
#*	Ameresco, Inc., Class A	113,381	1,615,679
#*	American Superconductor Corp.	29,993	266,638
*	American Woodmark Corp.	61,942	5,255,779
*	AMREP Corp.	7,243	44,182
	Apogee Enterprises, Inc.	115,584	4,688,087
	Applied Industrial Technologies, Inc.	54,442	3,312,251
*	ARC Document Solutions, Inc.	358,157	676,917
#	ArcBest Corp.	208,057	6,227,146
	Arcosa, Inc.	537,857	20,169,637
#	Argan, Inc.	177,574	7,307,170
*	Armstrong Flooring, Inc.	290,628	2,429,650
*	Arotech Corp.	255,687	553,562
*	ASGN, Inc.	144,511	9,111,419
	Astec Industries, Inc.	224,040	7,323,868
*	Astronics Corp.	106,336	3,917,418
#*	Astronics Corp., Class B	5,303	197,696
#*	Atlas Air Worldwide Holdings, Inc.	212,839	9,716,100
#*	Avalon Holdings Corp., Class A	11,325	29,672
	AZZ, Inc.	38,315	1,784,713
#*	Babcock & Wilcox Enterprises, Inc.	2,225	7,854
	Barnes Group, Inc.	262,473	13,659,095
#*	Beacon Roofing Supply, Inc.	557,807	20,209,348
#	BG Staffing, Inc.	9,695	161,131
*	BMC Stock Holdings, Inc.	333,511	7,053,758
	Brady Corp., Class A	237,163	12,268,442
#	Briggs & Stratton Corp.	638,016	6,080,292
*	Broadwind Energy, Inc.	30,065	59,228
*	Builders FirstSource, Inc.	119,724	2,056,858
*	CAI International, Inc.	162,192	3,697,978
	Carlisle Cos., Inc.	10,000	1,442,100
*	CBIZ, Inc.	402,883	9,415,376
*	CECO Environmental Corp.	379,690	3,504,539
#*	Celadon Group, Inc.	138,840	179,104
*	Chart Industries, Inc.	356,382	26,917,532
	Chicago Rivet & Machine Co.	2,571	66,615
#*	CIRCOR International, Inc.	97,067	3,688,546
*	Civeo Corp.	694,884	1,146,559
*	Clean Harbors, Inc.	270,579	21,053,752
#*	Colfax Corp.	978,355	27,080,866
	Columbus McKinnon Corp.	182,599	7,019,106
*	Commercial Vehicle Group, Inc.	93,213	756,890
	CompX International, Inc.	5,019	82,563
#*	Construction Partners, Inc., Class A	2,500	39,075
*	Continental Building Products, Inc.	49,239	1,210,295
*	Continental Materials Corp.	125	1,905
	Copa Holdings SA, Class A	81,384	8,227,922
#*	Cornerstone Building Brands, Inc.	88,811	516,880
	Costamare, Inc.	487,873	2,941,874
*	Covenant Transportation Group, Inc., Class A	121,924	2,054,419
*	CPI Aerostructures, Inc.	128,312	1,007,249
	CRA International, Inc.	60,301	2,618,269
	CSW Industrials, Inc.	66,297	4,681,231

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Cubic Corp.	203,056	$13,442,307
#*	Daseke, Inc.	11,971	44,293
	Deluxe Corp.	235,913	10,526,438
	Douglas Dynamics, Inc.	61,141	2,512,895
*	Ducommun, Inc.	83,692	3,527,618
*	DXP Enterprises, Inc.	143,420	4,869,109
#*	Dycom Industries, Inc.	123,290	6,800,676
#*	Eagle Bulk Shipping, Inc.	215,996	1,000,061
	Eastern Co. (The)	33,560	847,726
*	Echo Global Logistics, Inc.	367,158	7,732,347
	Ecology and Environment, Inc., Class A	8,425	87,620
	EMCOR Group, Inc.	135,400	11,426,406
	Encore Wire Corp.	142,082	7,803,143
	EnerSys	100,080	6,816,449
	Ennis, Inc.	155,495	3,161,213
	EnPro Industries, Inc.	65,740	4,670,170
	ESCO Technologies, Inc.	193,837	16,197,020
#	Espey Manufacturing & Electronics Corp.	8,752	224,139
	Federal Signal Corp.	692,006	21,555,987
	Fluor Corp.	240,395	7,815,241
	Fortune Brands Home & Security, Inc.	139,593	7,669,239
	Forward Air Corp.	63,148	3,978,324
*	Franklin Covey Co.	52,115	1,902,197
	Franklin Electric Co., Inc.	238,569	11,179,343
*	FreightCar America, Inc.	170,320	931,650
*	FTI Consulting, Inc.	302,229	31,567,819
#*	Gates Industrial Corp. P.L.C.	20,332	223,245
#	GATX Corp.	284,586	21,873,280
#*	Genco Shipping & Trading, Ltd.	252,309	2,427,213
*	Gencor Industries, Inc.	70,812	903,561
*	Genesee & Wyoming, Inc., Class A	544,362	59,776,391
*	Gibraltar Industries, Inc.	231,728	9,602,808
*	GMS, Inc.	271,064	6,101,651
*	Goldfield Corp. (The)	390,520	917,722
	Gorman-Rupp Co. (The)	337,820	11,222,380
*	GP Strategies Corp.	116,811	1,854,959
	Graham Corp.	58,541	1,267,413
#	Granite Construction, Inc.	444,493	15,779,501
*	Great Lakes Dredge & Dock Corp.	547,327	5,872,819
#	Greenbrier Cos., Inc. (The)	277,915	8,034,523
	Griffon Corp.	328,242	5,366,757
#	Hawaiian Holdings, Inc.	483,366	12,562,682
#*	HC2 Holdings, Inc.	107,994	234,347
	Heartland Express, Inc.	253,708	5,033,567
	Heidrick & Struggles International, Inc.	175,730	5,219,181
	Helios Technologies, Inc.	50,400	2,366,784
*	Herc Holdings, Inc.	101,335	4,574,262
*	Heritage-Crystal Clean, Inc.	87,954	2,467,110
	Herman Miller, Inc.	42,798	1,940,461
#*	Hertz Global Holdings, Inc.	1,595,979	24,769,594
*	Hill International, Inc.	196,831	620,018
	Hillenbrand, Inc.	11,104	374,094
	HNI Corp.	22,355	765,435
*	Houston Wire & Cable Co.	50,908	236,722
*	Hub Group, Inc., Class A	381,098	17,282,794
*	Hudson Global, Inc.	669	7,125
*	Hudson Technologies, Inc.	13,822	8,474
	Hurco Cos., Inc.	45,268	1,547,713
*	Huron Consulting Group, Inc.	227,439	13,866,956

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Huttig Building Products, Inc.	2,945	$7,628
	Hyster-Yale Materials Handling, Inc.	116,437	7,200,464
	ICF International, Inc.	140,159	11,940,145
*	IES Holdings, Inc.	6,302	114,129
*	InnerWorkings, Inc.	793,762	2,905,169
*	Innovative Solutions & Support, Inc.	9,704	53,469
#	Insteel Industries, Inc.	171,783	3,351,486
	Interface, Inc.	100,323	1,390,477
	ITT, Inc.	347,408	21,685,207
*	JELD-WEN Holding, Inc.	254,317	5,572,085
*	JetBlue Airways Corp.	2,628,172	50,539,748
#	Kadant, Inc.	37,011	3,459,048
#	Kaman Corp.	198,020	12,554,468
	Kelly Services, Inc., Class A	251,470	6,998,410
	Kennametal, Inc.	346,615	11,985,947
	Kimball International, Inc., Class B	1,723	29,877
*	Kirby Corp.	293,177	22,973,350
#	Knight-Swift Transportation Holdings, Inc.	771,780	27,660,595
	Knoll, Inc.	84,245	2,042,941
	Korn Ferry	497,952	19,559,555
*	Lawson Products, Inc.	39,693	1,661,946
*	LB Foster Co., Class A	57,837	1,397,920
*	Limbach Holdings, Inc.	114,369	1,015,597
*	LS Starrett Co. (The), Class A	3,180	18,603
#	LSC Communications, Inc.	60,171	60,171
	LSI Industries, Inc.	131,414	520,399
*	Lydall, Inc.	156,525	3,693,990
#	Macquarie Infrastructure Corp.	438,536	18,172,932
*	Manitex International, Inc.	21,107	137,196
*	Manitowoc Co., Inc. (The)	534,168	9,588,316
	ManpowerGroup, Inc.	355,739	32,496,758
	Marten Transport, Ltd.	291,891	5,858,252
*	Masonite International Corp.	115,162	6,138,135
#*	MasTec, Inc.	614,574	31,539,938
	Matson, Inc.	326,130	13,341,978
	Matthews International Corp., Class A	242,577	8,284,005
	McGrath RentCorp	195,792	13,335,393
*	Mercury Systems, Inc.	317,302	25,866,459
*	Mesa Air Group, Inc.	41,543	425,400
*	Milacron Holdings Corp.	149,374	2,515,458
	Miller Industries, Inc.	72,469	2,262,482
*	Mistras Group, Inc.	225,070	3,412,061
	Mobile Mini, Inc.	348,235	11,826,061
	Moog, Inc., Class A	215,338	17,541,433
*	MRC Global, Inc.	244,162	3,818,694
	MSC Industrial Direct Co., Inc., Class A	39,172	2,783,171
	Mueller Industries, Inc.	215,787	6,514,610
	Mueller Water Products, Inc., Class A	149,508	1,520,496
*	MYR Group, Inc.	146,060	5,275,687
#	National Presto Industries, Inc.	34,986	3,217,662
	Navigant Consulting, Inc.	327,448	7,976,633
	Nielsen Holdings P.L.C.	84,722	1,962,162
*	NL Industries, Inc.	59,756	304,158
#	NN, Inc.	295,777	2,428,329
*	Northwest Pipe Co.	128,586	3,003,769
#*	NOW, Inc.	1,436,626	17,598,668
#*	NV5 Global, Inc.	56,880	4,520,254
*	Orion Group Holdings, Inc.	311,289	1,266,946
	Oshkosh Corp.	232,979	19,470,055

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	616,415	$35,752,070
*	PAM Transportation Services, Inc.	25,892	1,512,352
	Park Aerospace Corp.	236,537	4,302,608
	Park-Ohio Holdings Corp.	108,371	3,316,153
#*	Patrick Industries, Inc.	118,258	5,424,494
*	Patriot Transportation Holding, Inc.	5,926	101,335
*	Perma-Fix Environmental Services	15,435	57,573
*	Perma-Pipe International Holdings, Inc.	27,948	247,340
*	PGT Innovations, Inc.	173,039	2,789,389
*	PICO Holdings, Inc.	152,801	1,541,762
	Powell Industries, Inc.	151,666	5,610,125
	Preformed Line Products Co.	35,320	2,040,436
	Primoris Services Corp.	385,139	8,072,513
#	Quad/Graphics, Inc.	325,138	3,677,311
	Quanex Building Products Corp.	329,519	6,135,644
	Quanta Services, Inc.	1,459,947	54,631,217
*	Radiant Logistics, Inc.	375,203	2,059,864
*	RCM Technologies, Inc.	41,207	135,983
	Regal Beloit Corp.	343,678	27,363,642
*	Resideo Technologies, Inc.	160,530	3,027,596
	Resources Connection, Inc.	354,901	6,246,258
#	REV Group, Inc.	67,165	978,594
*	Rexnord Corp.	136,343	3,993,486
#*	Roadrunner Transportation Systems, Inc.	1,100	10,659
	Rush Enterprises, Inc., Class A	180,514	6,798,157
#	Rush Enterprises, Inc., Class B	23,250	916,050
	Ryder System, Inc.	538,529	28,682,055
*	Saia, Inc.	196,242	14,973,265
	Schneider National, Inc., Class B	367,999	7,102,381
	Scorpio Bulkers, Inc.	547,416	3,289,970
*	Sensata Technologies Holding P.L.C.	95,306	4,520,364
*	SIFCO Industries, Inc.	16,504	45,881
#	Simpson Manufacturing Co., Inc.	42,844	2,646,045
	SkyWest, Inc.	481,651	29,241,032
	Snap-on, Inc.	10,260	1,565,779
*	SP Plus Corp.	178,201	6,153,281
	Spartan Motors, Inc.	345,860	4,157,237
*	Spirit Airlines, Inc.	521,971	22,147,230
*	SPX FLOW, Inc.	162,393	6,586,660
	Standex International Corp.	23,467	1,651,373
	Steelcase, Inc., Class A	659,469	11,151,621
*	Sterling Construction Co., Inc.	232,101	2,905,905
#*	Sunrun, Inc.	206,769	3,938,949
#*	Team, Inc.	398,704	6,602,538
	Terex Corp.	265,836	8,094,706
*	Textainer Group Holdings, Ltd.	138,927	1,351,760
*	Thermon Group Holdings, Inc.	287,744	7,291,433
	Timken Co. (The)	345,715	15,802,633
	Titan International, Inc.	358,092	1,353,588
*	Titan Machinery, Inc.	241,936	5,017,753
*	Transcat, Inc.	16,850	401,367
*	TriMas Corp.	92,319	2,768,647
#	Trinity Industries, Inc.	1,541,572	30,214,811
#	Triton International, Ltd.	685,953	22,691,325
#	Triumph Group, Inc.	163,774	3,968,244
*	TrueBlue, Inc.	375,541	7,424,446
#*	Tutor Perini Corp.	527,809	6,893,186
*	Twin Disc, Inc.	53,246	642,679
*	Ultralife Corp.	140,669	1,228,040

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UniFirst Corp.	67,002	$13,190,684
#*	Univar, Inc.	250,893	5,549,753
	Universal Forest Products, Inc.	512,199	20,708,206
	Universal Logistics Holdings, Inc.	3,739	73,621
#*	USA Truck, Inc.	101,770	826,372
	Valmont Industries, Inc.	26,263	3,613,789
*	Vectrus, Inc.	139,865	5,656,141
*	Veritiv Corp.	147,734	2,573,526
	Viad Corp.	157,968	10,921,908
	Virco Manufacturing Corp.	19,199	86,587
*	Volt Information Sciences, Inc.	38,633	177,325
	VSE Corp.	73,759	2,209,820
#	Wabash National Corp.	753,570	11,929,013
*	WageWorks, Inc.	53,041	2,714,108
	Watts Water Technologies, Inc., Class A	121,402	11,269,748
#	Werner Enterprises, Inc.	712,712	23,626,403
*	Wesco Aircraft Holdings, Inc.	746,938	7,865,257
*	WESCO International, Inc.	587,798	29,824,871
#*	Willdan Group, Inc.	18,189	636,251
*	Willis Lease Finance Corp.	12,818	797,921
#*	WillScot Corp.	51,501	819,896
#*	XPO Logistics, Inc.	279,261	18,844,532
TOTAL INDUSTRIALS			2,158,759,864
INFORMATION TECHNOLOGY — (10.3%)
*»	Actua Corp.	92,463	166,896
*	ADDvantage Technologies Group, Inc.	11,887	21,040
	ADTRAN, Inc.	614,260	6,824,429
*	Advanced Energy Industries, Inc.	15,722	918,165
*	Agilysys, Inc.	121,843	2,988,809
*	Alithya Group, Inc., Class A	57,456	171,219
*	Alpha & Omega Semiconductor, Ltd.	208,091	2,112,124
	American Software, Inc., Class A	3,800	50,616
*	Amkor Technology, Inc.	1,312,272	12,112,271
#*	Amtech Systems, Inc.	63,653	374,280
*	Anixter International, Inc.	281,840	18,139,222
#*	Applied Optoelectronics, Inc.	77,600	776,776
#*	Arlo Technologies, Inc.	725,869	3,121,237
*	Arrow Electronics, Inc.	956,893	69,480,001
	AstroNova, Inc.	50,349	1,217,439
#*	Asure Software, Inc.	34,796	314,904
*	Aviat Networks, Inc.	20,319	260,490
	Avnet, Inc.	1,383,296	62,829,304
	AVX Corp.	799,635	12,178,441
*	Aware, Inc.	131,691	372,686
*	Axcelis Technologies, Inc.	298,367	4,788,790
#*	AXT, Inc.	417,290	1,781,828
	Bel Fuse, Inc., Class A	3,065	44,902
	Bel Fuse, Inc., Class B	91,055	1,501,497
#	Belden, Inc.	199,666	9,076,816
	Benchmark Electronics, Inc.	322,317	8,721,898
*	BK Technologies Corp.	8,250	32,175
	Brooks Automation, Inc.	407,619	15,815,617
*	BSQUARE Corp.	20,265	25,534
*	CACI International, Inc., Class A	140,938	30,322,811
#*	CalAmp Corp.	137,571	1,535,292
*	Calix, Inc.	433,771	2,724,082
*	CCUR Holdings, Inc.	43,478	160,869
*	CEVA, Inc.	31,323	870,153

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cirrus Logic, Inc.	223,926	$10,983,570
*	Clearfield, Inc.	46,263	612,985
#*	ClearOne, Inc.	400	864
#*	Coherent, Inc.	20,408	2,833,651
#	Cohu, Inc.	549,252	8,326,660
*	CommScope Holding Co., Inc.	366,020	5,226,766
	Communications Systems, Inc.	45,435	167,201
*	Computer Task Group, Inc.	134,082	589,961
	Comtech Telecommunications Corp.	224,833	6,691,030
*	Conduent, Inc.	853,978	7,771,200
*	Control4 Corp.	25,402	607,362
*	CoreLogic, Inc.	8,862	403,841
*	Cray, Inc.	217,528	7,535,170
#*	Cree, Inc.	346,238	21,529,079
	CSP, Inc.	5,024	68,628
	CTS Corp.	192,016	6,052,344
*	CyberOptics Corp.	77,004	1,035,704
	Daktronics, Inc.	467,603	2,964,603
*	Data I/O Corp.	88,301	388,524
#*	Diebold Nixdorf, Inc.	493,640	6,866,532
*	Digi International, Inc.	193,642	2,542,519
*	Diodes, Inc.	433,179	18,453,425
*	DSP Group, Inc.	127,305	2,052,157
*	EchoStar Corp., Class A	502,327	22,865,925
*	EMCORE Corp.	307,811	917,277
*	ePlus, Inc.	92,204	6,998,284
*	Evolving Systems, Inc.	4,622	3,732
*	Fabrinet	468,619	25,155,468
*	FARO Technologies, Inc.	132,334	7,065,312
*	Finisar Corp.	1,392,998	32,777,243
#*	Finjan Holdings, Inc.	89,027	191,408
*	First Solar, Inc.	347,416	22,404,858
#*	Fitbit, Inc., Class A	297,411	1,249,126
*	Flex, Ltd.	1,648,944	18,385,726
*	FormFactor, Inc.	545,274	9,149,698
*	Frequency Electronics, Inc.	38,791	452,303
*	GSE Systems, Inc.	70,034	151,273
*	GSI Technology, Inc.	128,546	1,056,648
#*	Harmonic, Inc.	970,519	7,249,777
#*	Ichor Holdings, Ltd.	338,224	8,526,627
*	IEC Electronics Corp.	12,532	75,192
#*	II-VI, Inc.	497,222	19,739,713
#*	Immersion Corp.	30,295	243,572
#*	Infinera Corp.	2,361,463	9,115,247
*	Insight Enterprises, Inc.	228,044	12,546,981
	InterDigital, Inc.	74,501	4,800,099
*	inTEST Corp.	160,960	729,149
*	Intevac, Inc.	45,592	234,343
	Jabil, Inc.	1,468,318	45,341,660
	KBR, Inc.	1,229,114	32,424,027
#	KEMET Corp.	160,419	3,227,630
*	Key Tronic Corp.	63,990	315,471
*	Kimball Electronics, Inc.	168,709	2,682,473
#*	Knowles Corp.	681,359	13,865,656
	Kulicke & Soffa Industries, Inc.	462,183	10,459,201
*	KVH Industries, Inc.	130,284	1,315,868
*	Lantronix, Inc.	26,939	92,670
*	Lightpath Technologies, Inc., Class A	101,310	71,930
*	Limelight Networks, Inc.	207,765	563,043

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	LiveRamp Holdings, Inc.	252,168	$13,286,732
	LogMeIn, Inc.	155,290	11,797,381
#*	Lumentum Holdings, Inc.	1,583	89,645
*	Luna Innovations, Inc.	61,189	315,123
#*	MACOM Technology Solutions Holdings, Inc.	32,668	640,946
	ManTech International Corp., Class A	230,695	15,867,202
	Methode Electronics, Inc.	275,218	8,242,779
	MKS Instruments, Inc.	222,328	18,926,783
	Monotype Imaging Holdings, Inc.	226,561	4,524,423
	MTS Systems Corp.	58,994	3,399,234
#*	Nanometrics, Inc.	249,969	7,844,027
#*	Napco Security Technologies, Inc.	44,376	1,284,685
*	NeoPhotonics Corp.	432,252	1,984,037
*	NETGEAR, Inc.	366,546	12,407,582
#*	Netscout Systems, Inc.	779,771	20,305,237
*	NetSol Technologies, Inc.	2,106	12,636
	Network-1 Technologies, Inc.	99,089	242,768
*	ON Semiconductor Corp.	1,054,660	22,685,737
*	OneSpan, Inc.	208,897	3,054,074
*	Optical Cable Corp.	55,866	210,056
#*	OSI Systems, Inc.	180,196	20,282,862
#*	PAR Technology Corp.	78,265	2,034,107
	PC Connection, Inc.	136,725	4,472,275
#*	PCM, Inc.	142,815	4,974,246
	PC-Tel, Inc.	41,748	192,876
#*	PDF Solutions, Inc.	109,418	1,460,730
*	Perceptron, Inc.	48,702	204,061
#*	Perficient, Inc.	333,102	11,382,095
	Perspecta, Inc.	180,998	4,222,683
*	Photronics, Inc.	691,569	6,659,809
#	Plantronics, Inc.	43,060	1,653,504
*	Plexus Corp.	307,603	18,366,975
	Presidio, Inc.	4,590	64,260
*	PRGX Global, Inc.	34,537	193,753
*	Qualstar Corp.	2,764	14,318
*	Qumu Corp.	14,318	53,263
*	Rambus, Inc.	867,487	10,808,888
*	RealNetworks, Inc.	44,435	68,430
	RF Industries, Ltd.	61,255	503,516
*	Ribbon Communications, Inc.	396,281	1,949,703
	Richardson Electronics, Ltd.	74,071	419,983
*	Rogers Corp.	153,607	24,371,287
#*	Rubicon Technology, Inc.	262	2,408
*	Rudolph Technologies, Inc.	394,840	10,629,093
*	Sanmina Corp.	579,095	18,386,266
#	Sapiens International Corp. NV	6,660	107,159
*	ScanSource, Inc.	195,666	6,642,861
*	Seachange International, Inc.	85,038	170,926
#*	SecureWorks Corp., Class A	2,184	26,077
	Sigma Designs, Inc.	293,370	54,273
*	Sigmatron International, Inc.	2,700	11,421
#*	SMART Global Holdings, Inc.	8,425	256,457
#*	SMTC Corp.	26,912	105,899
*	Steel Connect, Inc.	7,832	13,941
#*	Stratasys, Ltd.	309,319	8,626,907
#*	Super Micro Computer, Inc.	438,831	8,034,996
*	Sykes Enterprises, Inc.	424,128	11,998,581
#*	Synaptics, Inc.	291,712	9,387,292
*	Synchronoss Technologies, Inc.	296,855	2,401,557

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	SYNNEX Corp.	366,525	$36,117,373
*	Tech Data Corp.	473,764	48,011,244
*	Telaria, Inc.	46,675	378,067
	TESSCO Technologies, Inc.	58,280	857,882
#	TiVo Corp.	1,002,844	7,601,558
*	Trio-Tech International	3,288	10,982
#*	TTM Technologies, Inc.	880,589	9,210,961
#*	Ultra Clean Holdings, Inc.	599,357	8,744,619
*	Veeco Instruments, Inc.	430,140	5,122,967
*	Verint Systems, Inc.	90,487	5,236,483
	Vishay Intertechnology, Inc.	1,018,098	17,307,666
*	Vishay Precision Group, Inc.	97,344	3,965,795
	Wayside Technology Group, Inc.	18,888	213,057
*	Wireless Telecom Group, Inc.	23,991	36,946
	Xerox Corp.	1,083,724	34,787,540
	Xperi Corp.	370,932	7,919,398
TOTAL INFORMATION TECHNOLOGY			1,231,834,362
MATERIALS — (5.3%)
*	AdvanSix, Inc.	77,871	1,996,612
#*	AgroFresh Solutions, Inc.	179,478	267,422
#	Albemarle Corp.	5,085	371,002
#*	Alcoa Corp.	1,711,124	38,483,179
#*	Allegheny Technologies, Inc.	380,587	8,285,379
	American Vanguard Corp.	287,451	4,104,800
#*	Ampco-Pittsburgh Corp.	2,668	9,658
	Boise Cascade Co.	340,823	9,202,221
	Cabot Corp.	120,042	5,368,278
	Carpenter Technology Corp.	444,351	20,000,239
#*	Century Aluminum Co.	1,017,280	7,314,243
#*	Clearwater Paper Corp.	92,258	1,811,025
#*	Coeur Mining, Inc.	1,875,959	8,629,411
#	Commercial Metals Co.	1,130,946	19,802,864
#	Compass Minerals International, Inc.	36,200	2,021,770
*	Core Molding Technologies, Inc.	41,394	275,270
	Domtar Corp.	526,236	22,338,718
#*	Element Solutions, Inc.	1,476,536	14,794,891
	Ferroglobe P.L.C.	1,024,995	1,547,742
	Flexible Solutions International, Inc.	16,211	51,713
#*	Flotek Industries, Inc.	206,787	634,836
	Friedman Industries, Inc.	61,222	378,352
#	FutureFuel Corp.	303,199	3,532,268
	Gold Resource Corp.	186,268	668,702
	Graphic Packaging Holding Co.	980,094	14,564,197
	Greif, Inc., Class A	195,729	6,842,686
	Greif, Inc., Class B	27,428	1,179,404
	Hawkins, Inc.	74,399	3,249,004
	Haynes International, Inc.	192,219	5,720,437
	HB Fuller Co.	442,113	21,137,423
#	Hecla Mining Co.	4,047,369	7,487,633
	Huntsman Corp.	1,238,198	25,444,969
	Innophos Holdings, Inc.	245,493	6,670,045
	Innospec, Inc.	260,042	24,282,722
*	Intrepid Potash, Inc.	1,038,151	3,882,685
	Kaiser Aluminum Corp.	90,908	8,751,713
*	Kraton Corp.	311,821	9,563,550
#	Kronos Worldwide, Inc.	140,604	1,885,500
#*	Livent Corp.	260,072	1,674,864
	Louisiana-Pacific Corp.	894,166	23,373,499

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	LSB Industries, Inc.	75,701	$377,748
	Materion Corp.	158,011	9,817,223
#	McEwen Mining, Inc.	61,134	105,762
#	Mercer International, Inc.	503,689	6,563,068
	Minerals Technologies, Inc.	260,796	13,887,387
	Mosaic Co. (The)	179,127	4,512,209
#	Neenah, Inc.	15,795	1,037,889
#	Nexa Resources SA	37,139	306,025
	Northern Technologies International Corp.	27,508	310,840
#	Olin Corp.	1,049,865	21,070,791
	Olympic Steel, Inc.	116,247	1,462,387
#	PH Glatfelter Co.	314,543	5,133,342
*	PQ Group Holdings, Inc.	86,193	1,343,749
#*	Ramaco Resources, Inc.	1,595	7,768
#	Rayonier Advanced Materials, Inc.	391,252	1,819,322
	Reliance Steel & Aluminum Co.	700,855	70,050,457
	Resolute Forest Products, Inc.	359,987	2,195,921
#*	Ryerson Holding Corp.	5,590	45,614
	Schnitzer Steel Industries, Inc., Class A	316,722	8,434,307
	Schweitzer-Mauduit International, Inc.	275,285	9,478,063
	Sonoco Products Co.	215,806	12,954,834
	Steel Dynamics, Inc.	761,486	23,994,424
	Stepan Co.	173,273	17,180,018
#*	Summit Materials, Inc., Class A	800,077	14,753,420
*	SunCoke Energy, Inc.	719,640	5,462,068
	Synalloy Corp.	46,313	786,395
#*	TimkenSteel Corp.	599,767	4,192,371
#*	Trecora Resources	141,927	1,346,887
	Tredegar Corp.	143,560	2,393,145
	Trinseo SA	163,188	6,333,326
*	Tronox Holdings P.L.C., Class A	105,120	1,162,627
*	UFP Technologies, Inc.	18,351	799,370
	United States Lime & Minerals, Inc.	32,961	2,665,886
#	United States Steel Corp.	1,600,463	24,054,959
#*	Universal Stainless & Alloy Products, Inc.	70,676	1,143,538
#*	US Concrete, Inc.	188,002	8,853,014
*	Venator Materials P.L.C	202,461	775,426
*	Verso Corp., Class A	311,388	5,038,258
#	Westlake Chemical Corp.	33,539	2,266,230
	Worthington Industries, Inc.	199,614	8,028,475
TOTAL MATERIALS			639,745,469
REAL ESTATE — (0.2%)
	Alexander & Baldwin, Inc.	41,932	985,821
#	Consolidated-Tomoka Land Co.	37,175	2,331,616
#*	Forestar Group, Inc.	36,223	748,367
*	FRP Holdings, Inc.	35,554	1,762,767
	Griffin Industrial Realty, Inc.	12,367	480,582
#*	Howard Hughes Corp. (The)	13,009	1,756,215
	Jones Lang LaSalle, Inc.	9,999	1,456,754
#*	Marcus & Millichap, Inc.	17,611	584,685
	Newmark Group, Inc., Class A	117,017	1,153,788
#*	Rafael Holdings, Inc., Class B	125,235	2,592,364
	RE/MAX Holdings, Inc., Class A	100,290	2,916,433
#	Realogy Holdings Corp.	524,058	2,730,342
#*	St Joe Co. (The)	18,123	348,687
*	Stratus Properties, Inc.	4,030	113,727
*	Tejon Ranch Co.	244,585	4,532,160

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Trinity Place Holdings, Inc.	27,774	$116,651
TOTAL REAL ESTATE			24,610,959
UTILITIES — (0.2%)
#*	AquaVenture Holdings, Ltd.	34,512	594,642
#	Genie Energy, Ltd., Class B	121,501	1,338,941
#	Ormat Technologies, Inc.	218,373	14,314,350
	TerraForm Power, Inc., Class A	168,425	2,595,429
TOTAL UTILITIES			18,843,362
TOTAL COMMON STOCKS			10,807,874,924
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#	GCI Liberty, Inc.	24,003	634,639
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrant 08/02/2023	366,740	0
TOTAL INVESTMENT SECURITIES			10,808,509,563

TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	85,965,408	85,965,408
SECURITIES LENDING COLLATERAL — (8.9%)
@§	DFA Short Term Investment Fund	91,827,181	1,062,532,309
TOTAL INVESTMENTS — (100.0%)
(Cost $10,778,159,592)^^			$11,957,007,281
As of July 31, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	546	09/20/19	$80,287,553	$81,416,790	$1,129,237
Total Futures Contracts			$80,287,553	$81,416,790	$1,129,237
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$360,150,082	—	—	$360,150,082
Consumer Discretionary	1,483,980,744	$25,640	—	1,484,006,384
Consumer Staples	463,325,390	—	—	463,325,390
Energy	852,993,151	—	—	852,993,151
Financials	3,062,906,715	293,381	—	3,063,200,096
Health Care	510,405,805	—	—	510,405,805
Industrials	2,158,759,864	—	—	2,158,759,864

U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$1,231,667,466	$166,896	—	$1,231,834,362
Materials	639,745,469	—	—	639,745,469
Real Estate	24,610,959	—	—	24,610,959
Utilities	18,843,362	—	—	18,843,362
Preferred Stocks
Communication Services	634,639	—	—	634,639
Temporary Cash Investments	85,965,408	—	—	85,965,408
Securities Lending Collateral	—	1,062,532,309	—	1,062,532,309
Futures Contracts**	1,129,237	—	—	1,129,237
TOTAL	$10,895,118,291	$1,063,018,226	—	$11,958,136,517
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.7%)
COMMUNICATION SERVICES — (3.6%)
	A.H. Belo Corp., Class A	142,107	$524,375
*	Alaska Communications Systems Group, Inc.	6,708	12,410
#	AMC Entertainment Holdings, Inc., Class A	1,039,277	12,294,647
	ATN International, Inc.	419,219	23,589,453
*	Ballantyne Strong, Inc.	255,429	722,864
	Beasley Broadcast Group, Inc., Class A	117,709	382,554
#*	Cars.com, Inc.	2,383,770	45,291,630
#	Consolidated Communications Holdings, Inc.	1,247,139	5,874,025
#*	Cumulus Media, Inc., Class A	14,283	215,816
*	DHI Group, Inc.	399,594	1,470,506
	Emerald Expositions Events, Inc.	465,485	4,962,070
*	Emmis Communications Corp., Class A	19,841	104,364
#	Entercom Communications Corp., Class A	631,063	3,584,438
	Entravision Communications Corp., Class A	1,020,642	3,327,293
#	EW Scripps Co. (The), Class A	1,724,531	26,437,060
#	Gannett Co., Inc.	1,968,174	20,173,783
#*	GCI Liberty, Inc., Class A	61,204	3,655,715
#*	Gray Television, Inc.	2,297,685	40,783,909
*	Gray Television, Inc., Class A	19,881	334,597
*	Harte-Hanks, Inc.	59,342	172,092
#*	Iridium Communications, Inc.	2,236,633	56,899,943
#*	Liberty Latin America, Ltd., Class A	507,868	8,323,956
#*	Liberty Latin America, Ltd., Class C	1,002,329	16,438,196
*	Liberty TripAdvisor Holdings, Inc., Class A	2,512	29,014
#	Lions Gate Entertainment Corp., Class A	978,545	12,633,016
#	Lions Gate Entertainment Corp., Class B	842,807	10,273,817
	Marcus Corp. (The)	492,003	17,215,185
#*	McClatchy Co. (The), Class A	29,727	65,697
#*	Meet Group, Inc. (The)	644,046	2,215,518
#	Meredith Corp.	211,365	11,595,484
#	New Media Investment Group, Inc.	1,832,942	19,740,785
#	Nexstar Media Group, Inc., Class A	59,560	6,061,421
#*	Reading International, Inc., Class A	72,141	941,440
	Saga Communications, Inc., Class A	160,586	5,013,495
	Salem Media Group, Inc.	212,213	441,403
	Scholastic Corp.	1,248,282	42,653,796
#	Sinclair Broadcast Group, Inc., Class A	59,528	2,991,282
	Spok Holdings, Inc.	410,555	5,333,109
	Telephone & Data Systems, Inc.	3,304,152	106,856,276
	Townsquare Media, Inc., Class A	7,408	39,929
#	Tribune Media Co., Class A	384,823	17,882,725
	Tribune Publishing Co.	164,335	1,359,050
#*	United States Cellular Corp.	606,486	29,044,615
*	Urban One, Inc.	5,097	10,959
#*	Zynga, Inc., Class A	940,928	6,003,121
TOTAL COMMUNICATION SERVICES			573,976,833
CONSUMER DISCRETIONARY — (12.1%)
*	1-800-Flowers.com, Inc., Class A	10,111	197,973
	Aaron's, Inc.	1,539,356	97,056,396
#	Abercrombie & Fitch Co., Class A	1,269,512	24,031,862
	Acushnet Holdings Corp.	224,349	5,734,360
#	Adient P.L.C.	154,178	3,661,728
*	Adtalem Global Education, Inc.	1,802,933	85,404,936

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	AMCON Distributing Co.	3,858	$376,811
#*	American Axle & Manufacturing Holdings, Inc.	2,965,265	35,790,749
#*	American Outdoor Brands Corp.	1,958,664	18,881,521
*	American Public Education, Inc.	325,978	10,763,794
#*	Ascena Retail Group, Inc.	1,630,127	724,102
#*	At Home Group, Inc.	201,054	1,204,313
#*	AutoNation, Inc.	1,308,581	63,701,723
#*	Barnes & Noble Education, Inc.	993,268	3,476,438
	Barnes & Noble, Inc.	576,871	3,761,199
	Bassett Furniture Industries, Inc.	204,331	2,611,350
	BBX Capital Corp.	1,040,409	4,484,163
#	Bed Bath & Beyond, Inc.	5,590,884	54,287,484
#	Big 5 Sporting Goods Corp.	2,295	4,888
#	Big Lots, Inc.	109,270	2,797,312
#*	Biglari Holdings, Inc., Class A	1,005	459,285
*	Biglari Holdings, Inc., Class B	1,725	156,630
#*	Build-A-Bear Workshop, Inc.	309,530	1,321,693
#	Caleres, Inc.	901,962	16,938,846
#	Callaway Golf Co.	568,696	10,429,885
	Canterbury Park Holding Corp.	15,171	185,845
	Carriage Services, Inc.	247,194	4,726,349
#	Cato Corp. (The), Class A	629,755	9,049,579
*	Century Casinos, Inc.	107,623	1,062,239
#*	Century Communities, Inc.	991,983	27,348,971
#	Chico's FAS, Inc.	2,547,651	8,127,007
	Citi Trends, Inc.	300,995	4,620,273
#*	Conn's, Inc.	804,643	16,736,574
#*	Container Store Group, Inc. (The)	254,196	1,553,138
#	Cooper Tire & Rubber Co.	262,422	7,064,400
#*	Cooper-Standard Holdings, Inc.	169,119	8,368,008
#	Core-Mark Holding Co., Inc.	169,828	6,356,662
	Crown Crafts, Inc.	120,496	554,282
	CSS Industries, Inc.	37,189	190,780
	Culp, Inc.	39,753	714,361
	Dana, Inc.	94,857	1,585,060
*	Deckers Outdoor Corp.	37,144	5,804,864
#*	Del Frisco's Restaurant Group, Inc.	344,717	2,743,947
#*	Del Taco Restaurants, Inc.	304,561	3,691,279
#*	Delta Apparel, Inc.	190,519	3,627,482
#	Designer Brands, Inc., Class A	928,796	17,071,271
#	Dick's Sporting Goods, Inc.	733,756	27,273,711
#	Dillard's, Inc., Class A	441,605	32,140,012
*	Dixie Group, Inc. (The)	7,496	3,961
	Dover Motorsports, Inc.	312,235	624,470
#*	El Pollo Loco Holdings, Inc.	269,270	2,649,617
*	Emerson Radio Corp.	56,874	59,149
	Escalade, Inc.	31,384	361,858
#	Ethan Allen Interiors, Inc.	165,649	3,409,056
	Expedia Group, Inc.	483,078	64,123,710
#*	Express, Inc.	698,274	1,724,737
#*	Fiesta Restaurant Group, Inc.	132,618	1,266,502
#	Flanigan's Enterprises, Inc.	4,740	106,792
	Flexsteel Industries, Inc.	201,826	3,707,544
	Foot Locker, Inc.	12,246	502,821
#*	Fossil Group, Inc.	871,786	9,624,517
#*	Francesca's Holdings Corp.	14,450	45,229
*	Full House Resorts, Inc.	115,822	220,062
#	GameStop Corp., Class A	1,213,647	4,878,861
#*	Genesco, Inc.	121,718	4,793,255

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	G-III Apparel Group, Ltd.	1,341,754	$38,454,670
	Goodyear Tire & Rubber Co. (The)	1,511,055	20,746,785
	Graham Holdings Co., Class B	124,562	92,515,934
#*	Green Brick Partners, Inc.	563,456	5,302,121
#	Group 1 Automotive, Inc.	482,077	40,475,185
#	Guess?, Inc.	1,758,844	29,636,521
#	Hamilton Beach Brands Holding Co., Class A	46,395	761,342
#	Haverty Furniture Cos., Inc.	529,890	9,596,308
	Haverty Furniture Cos., Inc., Class A	5,701	103,245
#*	Hibbett Sports, Inc.	136,146	2,505,086
	Hooker Furniture Corp.	281,284	5,864,771
*	Houghton Mifflin Harcourt Co.	967,731	5,661,226
#	International Game Technology P.L.C.	39,828	531,704
	International Speedway Corp., Class A	73,450	3,311,126
*	J Alexander's Holdings, Inc.	225,441	2,428,000
#	J. Jill, Inc.	549,416	1,175,750
#*	JC Penney Co., Inc.	1,878,275	1,494,168
#	Johnson Outdoors, Inc., Class A	141,344	9,609,979
*	K12, Inc.	916,812	27,366,838
	KB Home	378,883	9,953,256
#*	Kirkland's, Inc.	170,059	290,801
#*	Lakeland Industries, Inc.	145,170	1,557,674
#*	Lands' End, Inc.	22,453	244,738
*	Laureate Education, Inc., Class A	557,993	9,145,505
#*	Libbey, Inc.	60,498	102,242
#	Liberty Tax, Inc.	46,658	555,230
#	Lifetime Brands, Inc.	456,256	4,028,740
#	Lithia Motors, Inc., Class A	167,550	22,096,494
*	Luby's, Inc.	7,004	8,125
*	M/I Homes, Inc.	692,910	24,508,227
#*	MarineMax, Inc.	559,370	8,636,673
#	Marriott Vacations Worldwide Corp.	410,011	41,915,425
	MDC Holdings, Inc.	1,994,009	72,063,485
*»	Media General, Inc. Contingent Value Rights	564,216	22,117
*	Meritage Homes Corp.	1,426,415	89,593,126
*	Modine Manufacturing Co.	1,469,942	20,167,604
#*	Motorcar Parts of America, Inc.	223,600	3,997,968
#	Movado Group, Inc.	480,454	12,650,354
#*	Nautilus, Inc.	292,594	564,706
#*	New Home Co., Inc. (The)	350,084	1,456,349
	Nobility Homes, Inc.	1,505	34,615
#	Office Depot, Inc.	20,604,407	42,032,990
	P&F Industries, Inc., Class A	17,337	137,829
#*	Party City Holdco, Inc.	778,545	4,967,117
#	Penske Automotive Group, Inc.	894,496	41,119,981
*	Pier 1 Imports, Inc.	439	1,690
#*	Playa Hotels & Resorts NV	774,123	5,674,322
#*	Potbelly Corp.	105,385	438,402
*	QEP Co., Inc.	40,516	877,374
	RCI Hospitality Holdings, Inc.	308,258	5,224,973
*	Red Lion Hotels Corp.	638,566	4,335,863
#*	Red Robin Gourmet Burgers, Inc.	19,175	633,159
#*	Regis Corp.	1,005,325	18,397,448
	Rocky Brands, Inc.	204,794	6,455,107
*	Select Interior Concepts, Inc., Class A	1,358	15,549
*	Shiloh Industries, Inc.	267,761	1,349,515
#	Shoe Carnival, Inc.	426,845	10,833,326
#	Signet Jewelers, Ltd.	530,673	9,626,408
#	Sonic Automotive, Inc., Class A	260,190	7,173,438

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Speedway Motorsports, Inc.	1,096,417	$21,709,057
#	Stage Stores, Inc.	4,714	3,441
#*	Stamps.com, Inc.	93,877	4,482,627
	Standard Motor Products, Inc.	127,169	5,851,046
#	Strattec Security Corp.	92,659	1,926,381
	Superior Group of Cos, Inc.	218,692	3,722,138
#	Superior Industries International, Inc.	178,247	456,312
*	Taylor Morrison Home Corp.	4,091,900	92,149,588
#	Tenneco, Inc., Class A	844,651	7,635,645
#	Thor Industries, Inc.	355,503	21,187,979
#	Tile Shop Holdings, Inc.	7,710	19,969
	Tilly's, Inc., Class A	430,271	3,523,920
*	TopBuild Corp.	760,811	61,724,596
	Tower International, Inc.	161,768	4,982,454
#*	Trans World Entertainment Corp.	11,990	3,537
#*	TravelCenters of America LLC	590,530	2,037,329
*	TRI Pointe Group, Inc.	4,629,137	63,372,886
#*	Tuesday Morning Corp.	553,538	907,802
*	Unifi, Inc.	355,007	6,642,181
#*	Universal Electronics, Inc.	159,715	6,838,996
#*	Urban Outfitters, Inc.	390,636	9,301,043
*	Vera Bradley, Inc.	975,024	11,456,532
#*	Vista Outdoor, Inc.	827,266	5,956,315
#*	Vitamin Shoppe, Inc.	215,617	953,027
*	VOXX International Corp.	212,980	998,876
	Weyco Group, Inc.	91,126	2,507,788
#*	William Lyon Homes, Class A	1,038,430	20,394,765
#	Winnebago Industries, Inc.	230,962	9,307,769
#*	ZAGG, Inc.	166,147	1,101,555
#*	Zovio, Inc.	332,051	1,265,114
#*	Zumiez, Inc.	677,984	16,793,664
TOTAL CONSUMER DISCRETIONARY			1,906,600,712
CONSUMER STAPLES — (3.4%)
#	Andersons, Inc. (The)	598,851	16,079,149
#*	Bridgford Foods Corp.	34,783	1,240,710
#	Cal-Maine Foods, Inc.	38,239	1,520,765
#*	Central Garden & Pet Co.	125,327	3,807,434
*	Central Garden & Pet Co., Class A	610,346	16,815,032
#*	Coffee Holding Co., Inc.	16,893	68,248
*	Darling Ingredients, Inc.	5,534,041	112,507,054
#	Dean Foods Co.	2,005,852	2,908,485
#*	Edgewell Personal Care Co.	880,957	26,807,521
#	Fresh Del Monte Produce, Inc.	1,770,979	53,713,793
#*	Hostess Brands, Inc.	2,694,696	38,049,107
#	Ingles Markets, Inc., Class A	296,048	9,319,591
#*	Landec Corp.	766,882	8,566,072
	Mannatech, Inc.	15,194	243,560
*	Natural Alternatives International, Inc.	175,612	1,771,925
#*	Natural Grocers by Vitamin Cottage, Inc.	246,846	2,263,578
*	Nature's Sunshine Products, Inc.	2,660	24,020
	Oil-Dri Corp. of America	81,016	2,870,397
#*	Pyxus International, Inc.	196,490	2,803,912
#	Sanderson Farms, Inc.	58,355	7,645,672
	Seaboard Corp.	17,411	71,065,434
*	Seneca Foods Corp., Class A	195,294	6,167,385
*	Seneca Foods Corp., Class B	24,020	754,228
	SpartanNash Co.	863,807	10,210,199
#	Spectrum Brands Holdings, Inc.	499,408	25,025,335

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	TreeHouse Foods, Inc.	424,419	$25,185,023
#*	United Natural Foods, Inc.	612,074	6,035,050
	Universal Corp.	800,615	47,636,592
#	Village Super Market, Inc., Class A	226,387	5,666,467
#	Weis Markets, Inc.	673,184	24,537,557
TOTAL CONSUMER STAPLES			531,309,295
ENERGY — (8.4%)
	Adams Resources & Energy, Inc.	113,818	3,713,881
#*	Alta Mesa Resources, Inc., Class A	370,090	55,514
#*	Antero Resources Corp.	2,922,138	13,471,056
	Archrock, Inc.	3,536,369	38,829,332
*	Ardmore Shipping Corp.	657,694	4,827,474
*	Barnwell Industries, Inc.	60,242	60,844
#*	Basic Energy Services, Inc.	1,348,458	2,400,255
#	Berry Petroleum Corp.	137,125	1,343,825
#*	Bonanza Creek Energy, Inc.	501,405	10,930,629
#*	C&J Energy Services, Inc.	619,432	6,776,586
#*	Callon Petroleum Co.	7,805,439	38,402,760
#*	Carrizo Oil & Gas, Inc.	1,154,456	11,001,966
#*	Centennial Resource Development, Inc., Class A	2,898,566	17,246,468
#*	Chaparral Energy, Inc., Class A	75,341	267,461
#*	Clean Energy Fuels Corp.	1,899,742	5,072,311
#*	CNX Resources Corp.	4,872,972	40,055,830
#*	CONSOL Energy, Inc.	209,363	4,499,211
#*	Contango Oil & Gas Co.	213,181	283,531
#*	Contura Energy, Inc.	31,145	1,115,925
#*	Dawson Geophysical Co.	182,165	433,553
#	Delek US Holdings, Inc.	1,281,106	55,190,046
#*	Denbury Resources, Inc.	2,607,334	2,946,287
#	DHT Holdings, Inc.	1,323,179	7,475,961
#*	Diamond Offshore Drilling, Inc.	2,042,881	18,467,644
*	Dorian LPG, Ltd.	1,259,014	11,519,978
#*	Dril-Quip, Inc.	682,484	35,912,308
#*	Earthstone Energy, Inc., Class A	159,373	698,054
*	Era Group, Inc.	316,595	3,267,260
*	Exterran Corp.	1,121,390	15,306,973
#*	Extraction Oil & Gas, Inc.	3,519,611	13,057,757
#*	Frank's International NV	117,753	671,192
	GasLog, Ltd.	867,250	12,349,640
#	Green Plains, Inc.	1,027,542	10,367,899
#*	Gulf Island Fabrication, Inc.	68,269	488,806
#*	Gulfport Energy Corp.	3,077,422	11,632,655
#*	Halcon Resources Corp.	575,765	65,061
	Hallador Energy Co.	221,036	1,184,753
#*	Helix Energy Solutions Group, Inc.	3,048,885	26,708,233
#*	HighPoint Resources Corp.	3,942,183	4,927,729
#*	Independence Contract Drilling, Inc.	609,600	804,672
*	International Seaways, Inc.	224,633	3,821,007
*	Jagged Peak Energy, Inc.	46,965	344,723
*	Keane Group, Inc.	49,107	308,883
#*	KLX Energy Services Holdings, Inc.	460,862	7,244,751
#*	Laredo Petroleum, Inc.	4,774,998	15,852,993
#*	Lonestar Resources US, Inc., Class A	343,928	852,941
#	Mammoth Energy Services, Inc.	113,685	736,679
#*	Matador Resources Co.	1,482,036	26,128,295
*	Matrix Service Co.	298,437	5,482,288
*	Midstates Petroleum Co., Inc.	42,145	191,760
*	Mitcham Industries, Inc.	96,141	399,947

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Montage Resources Corp.	565	$1,887
#	Murphy Oil Corp.	428,143	10,292,558
#	Nabors Industries, Ltd.	13,210,933	39,104,362
	NACCO Industries, Inc., Class A	146,224	7,771,806
*	Natural Gas Services Group, Inc.	373,185	5,985,887
#*	NCS Multistage Holdings, Inc.	169,767	544,952
#*	Newpark Resources, Inc.	1,156,408	8,823,393
*	Nine Energy Service, Inc.	47,435	610,488
#*	Noble Corp. P.L.C.	1,149,999	2,564,498
#*	Oasis Petroleum, Inc.	7,586,964	36,948,515
*	Oceaneering International, Inc.	1,551,248	23,966,782
#*	Oil States International, Inc.	1,920,702	28,656,874
#*	Overseas Shipholding Group, Inc., Class A	1,465,654	2,858,025
#*	Par Pacific Holdings, Inc.	208,139	4,799,685
	Patterson-UTI Energy, Inc.	4,770,034	55,475,495
	PBF Energy, Inc., Class A	2,493,585	69,645,829
#*	PDC Energy, Inc.	1,901,252	54,622,970
	Peabody Energy Corp.	1,275,290	26,857,607
#*	Penn Virginia Corp.	19,114	654,463
#*	Pioneer Energy Services Corp.	453,530	94,788
#*	QEP Resources, Inc.	7,474,203	36,997,305
#	Range Resources Corp.	5,359,706	30,496,727
#*	Renewable Energy Group, Inc.	477,137	6,484,292
#*	REX American Resources Corp.	177,179	13,217,553
#*	Ring Energy, Inc.	1,189,436	2,914,118
#	RPC, Inc.	122,513	757,130
#*	SandRidge Energy, Inc.	451,494	3,047,585
#	Scorpio Tankers, Inc.	509,936	13,365,423
#*	SEACOR Holdings, Inc.	520,224	24,783,471
#*	SEACOR Marine Holdings, Inc.	258,945	3,645,946
#*	Select Energy Services, Inc., Class A	733,252	7,457,173
#	SemGroup Corp., Class A	2,218,390	28,107,001
#	Ship Finance International, Ltd.	1,527,430	20,085,704
#*	SilverBow Resources, Inc.	74,656	775,676
#	SM Energy Co.	2,566,655	25,589,550
#*	Smart Sand, Inc.	3,525	8,284
#*	Southwestern Energy Co.	14,526,718	31,958,780
#*	SRC Energy, Inc.	5,672,548	23,143,996
*	Superior Energy Services, Inc.	1,595,029	1,447,010
#*	Talos Energy, Inc.	131,941	2,715,346
*	Teekay Tankers, Ltd., Class A	9,624	11,838
#*	TETRA Technologies, Inc.	1,272,539	1,985,161
#*	Unit Corp.	1,257,213	8,171,884
#	US Silica Holdings, Inc.	377,017	5,225,456
	Valaris P.L.C.	1,305,513	10,692,151
#*	Whiting Petroleum Corp.	2,580,148	45,617,017
	World Fuel Services Corp.	2,571,730	100,400,339
#*	WPX Energy, Inc.	464,306	4,847,355
TOTAL ENERGY			1,329,425,722
FINANCIALS — (25.2%)
#	1st Constitution Bancorp	55,184	1,004,901
	1st Source Corp.	565,893	26,568,676
*	Allegiance Bancshares, Inc.	53,708	1,802,440
#*	Ambac Financial Group, Inc.	708,075	12,901,127
	American Equity Investment Life Holding Co.	3,225,311	83,213,024
	American National Insurance Co.	184,887	22,375,025
	American River Bankshares	146,710	1,929,237
#	Ameris Bancorp	365,586	14,539,355

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	AmeriServ Financial, Inc.	328,767	$1,347,945
	Argo Group International Holdings, Ltd.	1,019,052	69,743,919
	Associated Banc-Corp	4,387,593	95,079,140
	Assured Guaranty, Ltd.	395,165	17,264,759
*	Asta Funding, Inc.	27,927	204,705
	Atlantic American Corp.	238,675	560,886
#	Atlantic Union Bankshares Corp.	1,531,776	58,253,441
*	Atlanticus Holdings Corp.	154,213	727,885
#	Banc of California, Inc.	1,259,082	19,679,452
#*	Bancorp of New Jersey, Inc.	441	6,086
*	Bancorp, Inc. (The)	112,442	1,088,439
#	BancorpSouth Bank	169,176	5,056,671
	Bank of Commerce Holdings	123,408	1,329,104
#	Bank OZK	1,755,451	53,681,692
	BankFinancial Corp.	474,551	6,363,729
	BankUnited, Inc.	908,819	31,272,462
#	Bankwell Financial Group, Inc.	6,589	185,151
	Banner Corp.	591,263	35,038,245
	Bar Harbor Bankshares	100,060	2,540,523
*	Baycom Corp.	27,679	633,849
	BCB Bancorp, Inc.	149,186	1,914,056
*	Berkshire Bancorp, Inc.	4,650	60,915
	Berkshire Hills Bancorp, Inc.	1,433,650	47,023,720
*	Blucora, Inc.	1,168,611	34,988,213
*	BNCCORP, Inc.	28,507	853,785
	Boston Private Financial Holdings, Inc.	260,172	3,002,385
	Brookline Bancorp, Inc.	1,506,591	22,342,745
	Bryn Mawr Bank Corp.	14,525	538,587
*	Byline Bancorp, Inc.	11,236	214,720
	C&F Financial Corp.	45,466	2,468,804
	Cadence BanCorp	1,456,866	24,970,683
	California First National Bancorp	100,604	1,741,455
	Camden National Corp.	12,104	541,170
*	Cannae Holdings, Inc.	659,474	19,091,772
	Capital City Bank Group, Inc.	153,360	3,959,755
	Capitol Federal Financial, Inc.	2,155,627	29,445,865
	Capstar Financial Holdings, Inc.	6,883	111,505
#	Cathay General Bancorp	361,237	13,445,241
#	CenterState Banks Corp.	198,376	4,824,504
	Central Valley Community Bancorp	107,962	2,238,052
	Century Bancorp, Inc., Class A	13,568	1,136,320
	Citizens Community Bancorp, Inc.	25,400	276,860
	Civista Bancshares, Inc.	20,066	444,863
	CNO Financial Group, Inc.	4,510,009	76,264,252
	Codorus Valley Bancorp, Inc.	58,050	1,358,370
	Community Trust Bancorp, Inc.	159,773	6,756,800
	Community West Bancshares	23,717	228,869
	ConnectOne Bancorp, Inc.	512,730	11,721,008
#*	Consumer Portfolio Services, Inc.	310,808	1,134,449
#*	Cowen, Inc., Class A	390,593	6,858,813
#*	Customers Bancorp, Inc.	812,255	16,748,698
	Dime Community Bancshares, Inc.	769,633	15,531,194
	Donegal Group, Inc., Class A	260,543	3,869,064
	Donegal Group, Inc., Class B	54,141	744,980
#	Eagle Bancorp, Inc.	15,393	620,492
	EMC Insurance Group, Inc.	498,111	17,902,109
	Employers Holdings, Inc.	590,198	25,909,692
#*	Encore Capital Group, Inc.	94,679	3,406,550
#*	Enstar Group, Ltd.	55,003	9,743,781

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Entegra Financial Corp.	13,145	$391,852
#*	Equity Bancshares, Inc., Class A	103,432	2,739,914
	ESSA Bancorp, Inc.	182,988	2,808,866
#*	EZCORP, Inc., Class A	1,383,281	13,625,318
	FBL Financial Group, Inc., Class A	678,602	42,548,345
	Federal Agricultural Mortgage Corp., Class A	2,021	138,661
	Federal Agricultural Mortgage Corp., Class C	151,767	11,727,036
	FedNat Holding Co.	195,117	2,437,011
	Financial Institutions, Inc.	407,847	12,557,609
*	First Acceptance Corp.	651,667	586,500
	First BanCorp	6,655,586	71,614,105
	First Bancshares, Inc.	17,709	261,208
#	First Bank	59,617	678,441
	First Busey Corp.	307,589	8,314,131
	First Business Financial Services, Inc.	106,970	2,549,095
#	First Choice Bancorp	1,095	24,309
	First Commonwealth Financial Corp.	1,862,779	25,650,467
	First Community Bancshares, Inc.	244,772	8,094,610
	First Defiance Financial Corp.	467,547	13,427,950
#	First Financial Bancorp	1,019,292	25,981,753
	First Financial Corp.	132,892	5,768,842
	First Financial Northwest, Inc.	279,201	4,126,591
	First Foundation, Inc.	197,908	2,976,536
	First Hawaiian, Inc.	173,661	4,647,168
	First Internet Bancorp	148,683	3,134,238
	First Interstate BancSystem, Inc., Class A	149,663	5,991,010
	First Merchants Corp.	109,974	4,334,075
	First Midwest Bancorp, Inc.	1,915,942	41,441,825
	First Northwest Bancorp	108,715	1,747,050
	First United Corp.	94,730	2,016,802
#	Flagstar Bancorp, Inc.	1,722,215	59,381,973
	Flushing Financial Corp.	601,596	12,248,495
	FNB Corp.	4,606,617	55,509,735
#	Franklin Financial Network, Inc.	70,334	2,074,853
#	Fulton Financial Corp.	5,282,904	89,809,368
#	GAIN Capital Holdings, Inc.	340,643	1,451,139
*	Genworth Financial, Inc., Class A	4,508,469	17,988,791
	Global Indemnity, Ltd.	270,587	7,654,906
	Great Southern Bancorp, Inc.	20,358	1,220,666
#	Great Western Bancorp, Inc.	941,107	31,828,239
#*	Greenlight Capital Re, Ltd., Class A	928	7,749
	Guaranty Federal Bancshares, Inc.	32,452	765,867
*	Hallmark Financial Services, Inc.	476,577	7,386,944
	Hancock Whitney Corp.	927,221	38,498,216
	Hanmi Financial Corp.	329,319	7,077,065
	Hanover Insurance Group, Inc. (The)	139,496	18,094,026
	Harleysville Financial Corp.	4,184	97,278
#	Hawthorn Bancshares, Inc.	33,371	815,254
#	Heartland Financial USA, Inc.	39,502	1,899,651
#	Heritage Insurance Holdings, Inc.	345,970	4,649,837
	Hilltop Holdings, Inc.	1,307,737	29,659,475
*	HMN Financial, Inc.	95,761	2,030,133
	Home Bancorp, Inc.	33,076	1,235,719
#	Home BancShares, Inc.	171,532	3,374,034
*	HomeStreet, Inc.	690,837	20,048,090
	HomeTrust Bancshares, Inc.	221,289	5,782,282
#	Hope Bancorp, Inc.	2,949,573	43,506,202
#*»	HopFed Bancorp, Inc.	75,218	1,514,666
#	Horace Mann Educators Corp.	1,028,840	44,692,810

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horizon Bancorp, Inc.	13,501	$235,187
	IBERIABANK Corp.	979,330	76,945,958
	Independence Holding Co.	38,619	1,463,660
#	Independent Bank Corp.	19,626	1,526,118
	Independent Bank Group, Inc.	797,632	45,313,474
	International Bancshares Corp.	1,586,340	59,693,974
	Investors Bancorp, Inc.	3,342,233	37,967,767
	Investors Title Co.	37,146	6,095,659
#	Janus Henderson Group P.L.C.	278,729	5,594,091
#	Kearny Financial Corp.	2,668,386	35,622,953
	Kemper Corp.	1,194,738	105,160,839
#	Lake Shore Bancorp, Inc.	697	10,350
	Lakeland Bancorp, Inc.	472,698	7,742,793
	Landmark Bancorp, Inc.	32,665	775,794
#	LCNB Corp.	95,728	1,724,061
	Legg Mason, Inc.	381,272	14,358,704
#	Level One Bancorp, Inc.	757	17,835
#	Live Oak Bancshares, Inc.	63,683	1,239,908
	Luther Burbank Corp.	43,076	480,728
	Mackinac Financial Corp.	138,994	2,140,508
*	Magyar Bancorp, Inc.	35,873	423,301
#	Maiden Holdings, Ltd.	3,889	1,925
*	Malvern Bancorp, Inc.	1,835	38,975
	Marlin Business Services Corp.	252,853	5,868,718
#*	MBIA, Inc.	1,891,634	17,648,945
	MBT Financial Corp.	270,266	2,913,468
	Mercantile Bank Corp.	344,941	11,590,018
	Merchants Bancorp	3,330	59,574
	Meridian Bancorp, Inc.	269,861	4,949,251
#	Meta Financial Group, Inc.	147,822	4,563,265
	Middlefield Banc Corp.	8,408	366,925
	Midland States Bancorp, Inc.	225,983	6,128,659
#	MidSouth Bancorp, Inc.	57,952	708,753
	MidWestOne Financial Group, Inc.	109,742	3,409,684
#*	Mr Cooper Group, Inc.	705,925	5,372,089
	MSB Financial Corp.	2,918	47,418
	MutualFirst Financial, Inc.	96,698	3,151,388
	National Bank Holdings Corp., Class A	290,743	10,548,156
	National Security Group, Inc. (The)	11,290	126,335
	National Western Life Group, Inc., Class A	86,984	23,398,696
	Navient Corp.	4,207,516	59,536,351
	Nelnet, Inc., Class A	925,746	57,914,670
»	NewStar Financial, Inc.	667,031	64,902
*	Nicholas Financial, Inc.	189,179	1,585,320
*	Nicolet Bankshares, Inc.	37,963	2,494,549
*	Northeast Bank	102,565	2,251,302
#	Northfield Bancorp, Inc.	937,642	14,674,097
	Northrim BanCorp, Inc.	177,426	6,914,291
#	Northwest Bancshares, Inc.	1,900,357	32,591,123
	OceanFirst Financial Corp.	701,815	17,124,286
	OFG Bancorp	1,272,623	28,799,459
	Old Line Bancshares, Inc.	3,158	89,182
#	Old National Bancorp	4,778,482	84,149,068
#*	On Deck Capital, Inc.	131,563	470,996
	OneMain Holdings, Inc.	1,168,738	48,444,190
	Oppenheimer Holdings, Inc., Class A	146,453	4,267,640
	Opus Bank	1,037,782	23,256,695
#	Oritani Financial Corp.	650,054	11,765,977
	Orrstown Financial Services, Inc.	29,351	671,257

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Pacific Premier Bancorp, Inc.	711,085	$22,491,619
	PacWest Bancorp	45,715	1,765,970
	Parke Bancorp, Inc.	15,004	359,646
	Patriot National Bancorp, Inc.	7,682	111,005
	PB Bancorp, Inc.	3,118	35,046
	Peapack Gladstone Financial Corp.	212,895	6,052,605
	Penns Woods Bancorp, Inc.	14,506	657,992
#	Pennymac Financial Services, Inc.	137,909	3,311,195
	Peoples Bancorp of North Carolina, Inc.	39,614	1,074,332
	Peoples Bancorp, Inc.	513,023	16,627,075
	Peoples Financial Services Corp.	12,391	599,477
#	Pinnacle Financial Partners, Inc.	147,512	8,959,879
	Popular, Inc.	760,845	43,794,238
#*	PRA Group, Inc.	679,619	21,156,539
	Premier Financial Bancorp, Inc.	286,019	4,467,617
#	Prosperity Bancshares, Inc.	8,196	568,720
#	Protective Insurance Corp., Class A	2,080	34,008
	Protective Insurance Corp., Class B	354,606	5,868,729
#	Provident Financial Holdings, Inc.	199,481	4,143,220
	Provident Financial Services, Inc.	2,029,737	49,079,041
	Prudential Bancorp, Inc.	26,870	490,915
	QCR Holdings, Inc.	12,472	477,179
	RBB Bancorp	56,868	1,143,047
*	Regional Management Corp.	313,744	7,570,643
	Renasant Corp.	983,026	35,280,803
	Republic Bancorp, Inc., Class A	115,552	5,519,919
	Riverview Bancorp, Inc.	487,570	4,144,345
#	S&T Bancorp, Inc.	210,693	8,021,083
	Safety Insurance Group, Inc.	123,437	12,178,294
	Salisbury Bancorp, Inc.	3,107	119,620
	Sandy Spring Bancorp, Inc.	850,468	30,991,054
#	SB Financial Group, Inc.	38,695	640,789
	SB One Bancorp	551	12,623
*	Security National Financial Corp., Class A	18,585	94,969
#	Selective Insurance Group, Inc.	688,153	51,749,106
	Shore Bancshares, Inc.	141,033	2,312,941
	Sierra Bancorp	288,837	7,529,981
#	Simmons First National Corp., Class A	1,666,188	42,904,341
*	SmartFinancial, Inc.	55,338	1,200,281
#	South State Corp.	488,800	39,138,216
	Southern National Bancorp of Virginia, Inc.	163,782	2,607,409
	Southwest Georgia Financial Corp.	1,652	33,866
	State Auto Financial Corp.	492,006	17,013,568
#	Sterling Bancorp	1,892,837	41,358,488
	Stewart Information Services Corp.	338,640	12,810,751
	Stifel Financial Corp.	746,042	44,620,772
#	Summit State Bank	10,697	131,038
	TCF Financial Corp.	2,706,824	57,871,897
	TCF Financial Corp.	1,257,206	52,852,940
	Territorial Bancorp, Inc.	124,066	3,566,898
*	Texas Capital Bancshares, Inc.	383,975	24,163,547
*	Third Point Reinsurance, Ltd.	2,283,667	23,019,363
	Timberland Bancorp, Inc.	110,240	3,047,034
	Tiptree, Inc.	871,276	5,950,815
	Towne Bank	98,870	2,782,202
	TriCo Bancshares	106,849	4,033,550
*	Triumph Bancorp, Inc.	2,675	83,487
#	Trustmark Corp.	890,189	31,637,317
	Two River Bancorp	40,762	579,228

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Umpqua Holdings Corp.	2,797,261	$48,840,177
#*	Unico American Corp.	140,762	847,387
	United Bancshares, Inc.	9,093	199,046
#	United Bankshares, Inc.	1,705,520	64,110,497
	United Community Banks, Inc.	146,893	4,215,829
	United Community Financial Corp.	168,970	1,720,115
	United Financial Bancorp, Inc.	1,364,255	19,563,417
#	United Fire Group, Inc.	694,290	36,290,538
	United Security Bancshares	25,398	272,267
	Unity Bancorp, Inc.	40,040	829,228
	Univest Financial Corp.	487,142	13,376,919
#	Valley National Bancorp	5,481,206	61,170,259
#	Veritex Holdings, Inc.	148,225	3,793,078
#	Virtus Investment Partners, Inc.	75,848	8,127,872
#	Waddell & Reed Financial, Inc., Class A	74,364	1,301,370
#	Washington Federal, Inc.	2,844,951	104,068,308
	Waterstone Financial, Inc.	539,035	9,109,692
	WesBanco, Inc.	1,291,902	47,257,775
	Western New England Bancorp, Inc.	638,069	5,959,564
#	White Mountains Insurance Group, Ltd.	31,052	33,411,952
	Wintrust Financial Corp.	154,793	11,073,891
#*	World Acceptance Corp.	4,153	526,310
	WSFS Financial Corp.	489,313	20,732,192
	WVS Financial Corp.	1,740	29,945
TOTAL FINANCIALS			3,981,632,904
HEALTH CARE — (3.1%)
#*	Acadia Healthcare Co., Inc.	2,401,247	76,695,829
#*	Acorda Therapeutics, Inc.	186,771	1,294,323
#*	Allscripts Healthcare Solutions, Inc.	1,308,815	13,480,794
#*	AMAG Pharmaceuticals, Inc.	337,676	2,789,204
#*	American Shared Hospital Services	87,469	264,156
*	AngioDynamics, Inc.	1,062,591	21,655,605
#*	Anika Therapeutics, Inc.	10,019	551,947
#*	Applied Genetic Technologies Corp.	19,272	74,390
#*	Assertio Therapeutics, Inc.	1,646,414	5,647,200
#*	Avanos Medical, Inc.	149,070	6,070,130
*	Brookdale Senior Living, Inc.	1,603,675	12,492,628
#*	Community Health Systems, Inc.	413,082	846,818
#*	Covetrus, Inc.	74,862	1,771,984
*	Cross Country Healthcare, Inc.	511,648	4,855,540
#	Digirad Corp.	26,934	144,097
#*	Diplomat Pharmacy, Inc.	390,837	2,059,711
*	FONAR Corp.	77,186	1,894,144
*	Integer Holdings Corp.	692,220	60,590,017
#	Invacare Corp.	112,108	599,778
	Kewaunee Scientific Corp.	71,153	1,298,542
#*	Lannett Co., Inc.	50,900	359,863
#*	LHC Group, Inc.	214,558	27,158,752
*	Magellan Health, Inc.	778,462	54,757,017
#*	Mallinckrodt P.L.C.	1,930,162	13,144,403
*	MEDNAX, Inc.	1,665,862	40,930,229
#*	Misonix, Inc.	101,092	2,398,913
	National HealthCare Corp.	160,175	14,031,330
#*»	OCA, Inc.	492,841	49,284
#	Owens & Minor, Inc.	344,465	933,500
#	Patterson Cos., Inc.	1,057,048	20,929,550
#*	PDL BioPharma, Inc.	1,708,134	4,919,426
#*	Prestige Consumer Healthcare, Inc.	1,343,199	46,474,685

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Quorum Health Corp.	116,230	$192,942
#*	RTI Surgical Holdings, Inc.	1,171,356	4,989,977
*	Select Medical Holdings Corp.	1,336,260	22,368,992
#*	Surgery Partners, Inc.	105,289	803,355
#	Taro Pharmaceutical Industries, Ltd.	32,152	2,596,917
#*	Tivity Health, Inc.	78,377	1,367,679
*	Triple-S Management Corp., Class B	679,716	16,299,595
TOTAL HEALTH CARE			489,783,246
INDUSTRIALS — (17.1%)
#	AAR Corp.	1,055,723	44,192,565
#	ABM Industries, Inc.	1,210,190	50,936,897
	ACCO Brands Corp.	3,391,839	33,172,185
#	Acme United Corp.	7,135	148,408
#*	Aegion Corp.	969,714	18,279,109
#*	AeroCentury Corp.	31,474	251,792
#	Air Lease Corp.	1,441,056	60,221,730
#	Aircastle, Ltd.	3,062,353	63,666,319
#	Alamo Group, Inc.	66,931	6,551,876
*	Alpha Pro Tech, Ltd.	88,398	312,045
	Altra Industrial Motion Corp.	265,600	7,630,688
#*	Ameresco, Inc., Class A	422,801	6,024,914
*	AMREP Corp.	7,729	47,147
	Apogee Enterprises, Inc.	85,775	3,479,034
*	ARC Document Solutions, Inc.	187,802	354,946
#	ArcBest Corp.	811,546	24,289,572
#	Argan, Inc.	183,024	7,531,438
*	Armstrong Flooring, Inc.	534,650	4,469,674
*	Arotech Corp.	755,037	1,634,655
	Astec Industries, Inc.	464,270	15,176,986
*	Atlas Air Worldwide Holdings, Inc.	824,774	37,650,933
#*	Avalon Holdings Corp., Class A	12,840	33,641
	AZZ, Inc.	74,388	3,464,993
	Barnes Group, Inc.	1,052,950	54,795,518
#*	Beacon Roofing Supply, Inc.	1,644,350	59,574,800
*	BMC Stock Holdings, Inc.	1,247,829	26,391,583
#	Briggs & Stratton Corp.	341,169	3,251,341
*	Broadwind Energy, Inc.	69,683	137,275
#*	CAI International, Inc.	465,498	10,613,354
*	CBIZ, Inc.	1,408,141	32,908,255
*	CECO Environmental Corp.	410,264	3,786,737
#*	Celadon Group, Inc.	98,658	127,269
	Chicago Rivet & Machine Co.	28,801	746,234
#*	CIRCOR International, Inc.	545,363	20,723,794
*	Civeo Corp.	585,384	965,884
#*	Colfax Corp.	2,036,796	56,378,513
	Columbus McKinnon Corp.	389,982	14,990,908
*	Commercial Vehicle Group, Inc.	13,300	107,996
	CompX International, Inc.	64,108	1,054,577
*	Continental Materials Corp.	10,752	163,860
#	Copa Holdings SA, Class A	72,231	7,302,554
#*	Cornerstone Building Brands, Inc.	214,068	1,245,876
#	Costamare, Inc.	1,262,310	7,611,729
*	Covenant Transportation Group, Inc., Class A	334,067	5,629,029
*	CPI Aerostructures, Inc.	114,671	900,167
	CRA International, Inc.	196,521	8,532,942
#*	Daseke, Inc.	8,244	30,503
*	Ducommun, Inc.	323,875	13,651,331
*	DXP Enterprises, Inc.	6,096	206,959

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Eagle Bulk Shipping, Inc.	521,929	$2,416,531
	Eastern Co. (The)	99,854	2,522,312
*	Echo Global Logistics, Inc.	385,057	8,109,300
#	Ecology and Environment, Inc., Class A	35,051	364,530
	EMCOR Group, Inc.	64,199	5,417,754
	Encore Wire Corp.	556,865	30,583,026
#	Ennis, Inc.	773,016	15,715,415
	EnPro Industries, Inc.	404,996	28,770,916
	ESCO Technologies, Inc.	457,894	38,261,623
	Fluor Corp.	503,901	16,381,821
*	Franklin Covey Co.	46,875	1,710,937
#*	FreightCar America, Inc.	156,540	856,274
*	FTI Consulting, Inc.	967,379	101,042,737
#*	Gates Industrial Corp. P.L.C.	108,105	1,186,993
#	GATX Corp.	1,306,905	100,448,718
#*	Genco Shipping & Trading, Ltd.	23,951	230,409
*	Gencor Industries, Inc.	123,203	1,572,070
*	Gibraltar Industries, Inc.	491,363	20,362,083
*	GMS, Inc.	649,640	14,623,396
#	Golden Ocean Group, Ltd.	88,714	539,381
*	Goldfield Corp. (The)	236,446	555,648
*	GP Strategies Corp.	212,839	3,379,883
#	Granite Construction, Inc.	744,871	26,442,920
*	Great Lakes Dredge & Dock Corp.	1,099,660	11,799,352
#	Greenbrier Cos., Inc. (The)	889,831	25,725,014
#	Griffon Corp.	1,384,698	22,639,812
#	Hawaiian Holdings, Inc.	847,482	22,026,057
	Heidrick & Struggles International, Inc.	270,355	8,029,543
*	Herc Holdings, Inc.	19,262	869,487
*	Heritage-Crystal Clean, Inc.	195,914	5,495,388
#*	Hertz Global Holdings, Inc.	5,033,761	78,123,971
*	Houston Wire & Cable Co.	184,791	859,278
*	Hub Group, Inc., Class A	915,991	41,540,192
	Hurco Cos., Inc.	170,547	5,831,002
*	Huron Consulting Group, Inc.	62,611	3,817,393
	Hyster-Yale Materials Handling, Inc.	205,584	12,713,315
	ICF International, Inc.	529,693	45,124,547
*	IES Holdings, Inc.	46,846	848,381
*	InnerWorkings, Inc.	282,630	1,034,426
#	Insteel Industries, Inc.	67,282	1,312,672
#	Kadant, Inc.	35,598	3,326,989
	Kelly Services, Inc., Class A	1,101,185	30,645,979
	Kelly Services, Inc., Class B	567	17,064
*	Kirby Corp.	73,052	5,724,355
	Korn Ferry	865,657	34,003,007
*	Lawson Products, Inc.	113,082	4,734,743
*	LB Foster Co., Class A	56,172	1,357,677
*	Limbach Holdings, Inc.	231,110	2,052,257
*	LS Starrett Co. (The), Class A	4,822	28,209
#	LSC Communications, Inc.	362,595	362,595
	LSI Industries, Inc.	19,418	76,895
*	Lydall, Inc.	290,071	6,845,676
#	Macquarie Infrastructure Corp.	1,576,520	65,330,989
#*	Manitowoc Co., Inc. (The)	595,601	10,691,038
	Marten Transport, Ltd.	1,474,585	29,594,921
*	Mastech Digital, Inc.	21,352	128,326
	Matson, Inc.	298,894	12,227,754
#	Matthews International Corp., Class A	378,332	12,920,038
#*	Maxar Technologies, Inc.	17,083	125,731

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	412,567	$28,099,938
*	Mesa Air Group, Inc.	31,067	318,126
*	Milacron Holdings Corp.	118,000	1,987,120
	Miller Industries, Inc.	305,495	9,537,554
*	Mistras Group, Inc.	62,280	944,165
#	Mobile Mini, Inc.	1,184,196	40,215,296
	Moog, Inc., Class A	33,760	2,750,090
#*	MRC Global, Inc.	277,887	4,346,153
#*	MYR Group, Inc.	354,246	12,795,365
#	National Presto Industries, Inc.	8,595	790,482
	Navigant Consulting, Inc.	1,055,198	25,704,623
*	NL Industries, Inc.	839,677	4,273,956
#	NN, Inc.	958,013	7,865,287
*	Northwest Pipe Co.	122,777	2,868,071
#*	NOW, Inc.	2,656,166	32,538,033
	nVent Electric P.L.C.	181,773	4,506,153
*	Orion Group Holdings, Inc.	376,373	1,531,838
*	PAM Transportation Services, Inc.	99,187	5,793,513
	Park-Ohio Holdings Corp.	216,686	6,630,592
*	Patriot Transportation Holding, Inc.	2,456	41,998
*	Perma-Pipe International Holdings, Inc.	179,398	1,587,672
*	PICO Holdings, Inc.	137,268	1,385,034
	Powell Industries, Inc.	125,157	4,629,557
	Preformed Line Products Co.	74,822	4,322,467
	Primoris Services Corp.	10,177	213,310
#	Quad/Graphics, Inc.	622,207	7,037,161
	Quanex Building Products Corp.	922,623	17,179,240
#*	RCM Technologies, Inc.	167,803	553,750
	Regal Beloit Corp.	1,014,437	80,769,474
#*	Resideo Technologies, Inc.	659,235	12,433,172
	Resources Connection, Inc.	497,543	8,756,757
#	REV Group, Inc.	640,855	9,337,257
	Rush Enterprises, Inc., Class A	738,648	27,817,484
#	Rush Enterprises, Inc., Class B	303,616	11,962,470
*	Saia, Inc.	58,702	4,478,963
	Schneider National, Inc., Class B	295,809	5,709,114
#	Scorpio Bulkers, Inc.	409,040	2,458,330
	Servotronics, Inc.	15,025	155,809
*	SIFCO Industries, Inc.	58,648	163,041
	SkyWest, Inc.	1,727,796	104,894,495
	Spartan Motors, Inc.	489,863	5,888,153
#*	Spirit Airlines, Inc.	1,187,538	50,387,237
*	SPX FLOW, Inc.	490,994	19,914,717
	Standex International Corp.	4,676	329,050
	Steelcase, Inc., Class A	419,458	7,093,035
#*	Team, Inc.	192,708	3,191,244
#	Terex Corp.	174,374	5,309,688
#*	Textainer Group Holdings, Ltd.	153,660	1,495,112
#	Titan International, Inc.	1,812,647	6,851,806
*	Titan Machinery, Inc.	614,004	12,734,443
*	TriMas Corp.	533,569	16,001,734
#	Trinity Industries, Inc.	1,228,597	24,080,501
#	Triton International, Ltd.	2,100,474	69,483,680
#	Triumph Group, Inc.	165,940	4,020,726
*	TrueBlue, Inc.	697,599	13,791,532
#*	Tutor Perini Corp.	1,558,969	20,360,135
*	Twin Disc, Inc.	49,740	600,362
#*	U.S. Xpress Enterprises, Inc., Class A	6,800	34,612
*	Ultralife Corp.	274,635	2,397,564

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UniFirst Corp.	103,845	$20,443,965
#*	Univar, Inc.	91,190	2,017,123
	Universal Forest Products, Inc.	1,272,083	51,430,316
#*	USA Truck, Inc.	125,088	1,015,715
*	Vectrus, Inc.	118,217	4,780,695
#*	Veritiv Corp.	524,842	9,142,748
	Viad Corp.	433,886	29,998,878
	Virco Manufacturing Corp.	47,331	213,463
*	Volt Information Sciences, Inc.	9,395	43,123
	VSE Corp.	143,240	4,291,470
#	Wabash National Corp.	1,019,589	16,140,094
#	Werner Enterprises, Inc.	1,513,714	50,179,619
*	Wesco Aircraft Holdings, Inc.	1,354,591	14,263,843
*	WESCO International, Inc.	1,425,513	72,330,530
*	Willis Lease Finance Corp.	247,427	15,402,331
TOTAL INDUSTRIALS			2,705,871,439
INFORMATION TECHNOLOGY — (9.6%)
	ADTRAN, Inc.	293,694	3,262,940
*	Agilysys, Inc.	284,577	6,980,674
*	Alithya Group, Inc., Class A	340,461	1,014,574
*	Alpha & Omega Semiconductor, Ltd.	574,651	5,832,708
*	Amkor Technology, Inc.	6,537,297	60,339,251
#*	Amtech Systems, Inc.	584,664	3,437,824
*	Anixter International, Inc.	677,556	43,607,504
#*	Arlo Technologies, Inc.	572,409	2,461,359
#	AstroNova, Inc.	171,839	4,155,067
#*	Avaya Holdings Corp.	117,418	1,413,713
*	Aviat Networks, Inc.	712	9,128
	Avnet, Inc.	20,731	941,602
#	AVX Corp.	2,216,511	33,757,463
*	Aware, Inc.	655,871	1,856,115
*	Axcelis Technologies, Inc.	339,403	5,447,418
#*	AXT, Inc.	834,569	3,563,610
	Bel Fuse, Inc., Class A	13,612	199,416
	Bel Fuse, Inc., Class B	195,512	3,223,993
#	Belden, Inc.	320,788	14,583,022
	Benchmark Electronics, Inc.	1,256,723	34,006,924
*	BK Technologies Corp.	111,000	432,900
*	BSQUARE Corp.	367,302	462,801
*	CACI International, Inc., Class A	460,653	99,109,493
#*	CCUR Holdings, Inc.	160,981	595,630
	Cohu, Inc.	730,997	11,081,915
#*	CommScope Holding Co., Inc.	133,178	1,901,782
*	Computer Task Group, Inc.	2,430	10,692
	Comtech Telecommunications Corp.	678,059	20,179,036
*	Conduent, Inc.	970,783	8,834,125
#*	Cree, Inc.	134,817	8,382,921
	CSP, Inc.	128,131	1,750,269
	CTS Corp.	272,915	8,602,281
	Daktronics, Inc.	242,148	1,535,218
*	Digi International, Inc.	787,963	10,345,954
#*	Diodes, Inc.	1,019,248	43,419,965
*	DSP Group, Inc.	241,258	3,889,079
*	EchoStar Corp., Class A	278,695	12,686,196
*	ePlus, Inc.	64,774	4,916,347
*	Fabrinet	150,023	8,053,235
*	Finisar Corp.	3,473,046	81,720,772
#*	Finjan Holdings, Inc.	151,498	325,721

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	845,197	$14,182,406
*	Frequency Electronics, Inc.	203,441	2,372,122
#*	II-VI, Inc.	160,622	6,376,693
*	Insight Enterprises, Inc.	1,041,167	57,285,008
#*	Intelligent Systems Corp.	20,578	1,010,174
*	Intevac, Inc.	453,151	2,329,196
#	KBR, Inc.	340,105	8,971,970
#	KEMET Corp.	184,206	3,706,225
*	Key Tronic Corp.	367,188	1,810,237
*	Kimball Electronics, Inc.	799,426	12,710,873
#*	Knowles Corp.	1,806,349	36,759,202
	Kulicke & Soffa Industries, Inc.	2,045,534	46,290,434
*	KVH Industries, Inc.	222,487	2,247,119
	LogMeIn, Inc.	173,162	13,155,117
	ManTech International Corp., Class A	772,493	53,132,069
	Methode Electronics, Inc.	18,224	545,809
	MKS Instruments, Inc.	91,909	7,824,213
#	MTS Systems Corp.	141,143	8,132,660
#*	NETGEAR, Inc.	167,270	5,662,089
*	Netscout Systems, Inc.	2,028,366	52,818,651
*	NetSol Technologies, Inc.	25,107	150,642
	Network-1 Technologies, Inc.	3,899	9,553
#*	Optical Cable Corp.	155,560	584,906
#*	PAR Technology Corp.	58,452	1,519,167
	PC Connection, Inc.	869,150	28,429,896
#*	PCM, Inc.	203,216	7,078,013
	PC-Tel, Inc.	2,144	9,905
#*	PDF Solutions, Inc.	644,934	8,609,869
*	Perceptron, Inc.	194,557	815,194
#*	Perficient, Inc.	181,213	6,192,048
	Perspecta, Inc.	106,857	2,492,974
#*	Photronics, Inc.	994,603	9,578,027
*	Plexus Corp.	703,259	41,991,595
	Presidio, Inc.	288,944	4,045,216
*	Rambus, Inc.	586,925	7,313,085
#*	RealNetworks, Inc.	45,311	69,779
*	Ribbon Communications, Inc.	300,061	1,476,300
	Richardson Electronics, Ltd.	332,658	1,886,171
*	Rudolph Technologies, Inc.	514,159	13,841,160
*	Sanmina Corp.	2,305,591	73,202,514
*	ScanSource, Inc.	670,636	22,768,092
#	Sigma Designs, Inc.	250,000	46,250
#*	Stratasys, Ltd.	618,709	17,255,794
#*	Super Micro Computer, Inc.	816,446	14,949,126
*	Sykes Enterprises, Inc.	1,021,937	28,910,598
#*	Synaptics, Inc.	72,878	2,345,214
	SYNNEX Corp.	647,009	63,756,267
*	Tech Data Corp.	1,121,386	113,641,257
	TESSCO Technologies, Inc.	129,660	1,908,595
#	TiVo Corp.	2,303,809	17,462,872
#*	Trio-Tech International	46,744	156,125
#*	TTM Technologies, Inc.	3,092,493	32,347,477
#*	Ultra Clean Holdings, Inc.	367,382	5,360,103
*	Veeco Instruments, Inc.	277,549	3,305,609
#	Vishay Intertechnology, Inc.	3,965,663	67,416,271
*	Vishay Precision Group, Inc.	256,277	10,440,725
*	Westell Technologies, Inc., Class A	2,300	4,163
#	Xperi Corp.	64,615	1,379,530
TOTAL INFORMATION TECHNOLOGY			1,508,402,986

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (5.8%)
*	AdvanSix, Inc.	16,474	$422,393
#*	AgroFresh Solutions, Inc.	286,747	427,253
#*	Alcoa Corp.	566,230	12,734,513
#*	Allegheny Technologies, Inc.	2,073,279	45,135,284
*	American Biltrite, Inc.	25	13,559
	American Vanguard Corp.	873,338	12,471,267
#*	Ampco-Pittsburgh Corp.	1,699	6,150
	Boise Cascade Co.	1,036,626	27,988,902
	Carpenter Technology Corp.	1,573,170	70,808,382
#*	Century Aluminum Co.	2,420,355	17,402,352
#*	Clearwater Paper Corp.	26,352	517,290
#*	Coeur Mining, Inc.	8,007,338	36,833,755
#	Commercial Metals Co.	4,138,745	72,469,425
*	Core Molding Technologies, Inc.	198,382	1,319,240
#	Domtar Corp.	2,246,670	95,371,142
#*	Element Solutions, Inc.	6,662,951	66,762,769
	Ferroglobe P.L.C.	809,835	1,222,851
	Friedman Industries, Inc.	188,992	1,167,971
#	FutureFuel Corp.	647,446	7,542,746
#	Gold Resource Corp.	37,470	134,517
	Greif, Inc., Class A	572,196	20,003,972
	Greif, Inc., Class B	311	13,373
	Hawkins, Inc.	7,452	325,429
	Haynes International, Inc.	249,415	7,422,590
#	Hecla Mining Co.	12,107,118	22,398,168
	Innophos Holdings, Inc.	61,059	1,658,973
	Innospec, Inc.	89,253	8,334,445
*	Intrepid Potash, Inc.	1,204,977	4,506,614
	Kaiser Aluminum Corp.	134,174	12,916,931
*	Kraton Corp.	870,342	26,693,389
#	Kronos Worldwide, Inc.	54,515	731,046
#	Louisiana-Pacific Corp.	238,229	6,227,306
#*	LSB Industries, Inc.	198,866	992,341
	Materion Corp.	516,072	32,063,553
#	Mercer International, Inc.	1,493,005	19,453,855
	Minerals Technologies, Inc.	360,923	19,219,150
#	Nexa Resources SA	341,415	2,813,260
#	Olin Corp.	1,665,703	33,430,659
	Olympic Steel, Inc.	193,891	2,439,149
#	PH Glatfelter Co.	1,138,700	18,583,584
*	PQ Group Holdings, Inc.	382,862	5,968,819
#	Rayonier Advanced Materials, Inc.	1,150,768	5,351,071
	Resolute Forest Products, Inc.	1,858,970	11,339,717
#	Schnitzer Steel Industries, Inc., Class A	515,937	13,739,402
	Schweitzer-Mauduit International, Inc.	168,930	5,816,260
#*	Summit Materials, Inc., Class A	1,645,888	30,350,175
*	SunCoke Energy, Inc.	1,081,839	8,211,158
	Synalloy Corp.	81,622	1,385,942
	Tecnoglass, Inc.	3,178	22,627
#*	TimkenSteel Corp.	640,807	4,479,241
#*	Trecora Resources	185,304	1,758,535
	Tredegar Corp.	918,298	15,308,028
*	Tronox Holdings P.L.C., Class A	1,259,281	13,927,648
#*	UFP Technologies, Inc.	85,801	3,737,492
	United States Lime & Minerals, Inc.	6,096	493,044
#	United States Steel Corp.	3,786,612	56,912,778
#*	Universal Stainless & Alloy Products, Inc.	248,726	4,024,387
#*	Venator Materials P.L.C	141,322	541,263
*	Verso Corp., Class A	1,067,511	17,272,328

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Warrior Met Coal, Inc.	65,040	$1,609,090
*	Webco Industries, Inc.	8,863	1,134,464
TOTAL MATERIALS			914,363,017
REAL ESTATE — (0.2%)
	Alexander & Baldwin, Inc.	54,755	1,287,290
#*	Altisource Asset Management Corp.	3,757	35,541
#	Consolidated-Tomoka Land Co.	37,674	2,362,913
#*	FRP Holdings, Inc.	26,259	1,301,921
	Griffin Industrial Realty, Inc.	22,359	868,871
#*	Howard Hughes Corp. (The)	1,530	206,550
	RE/MAX Holdings, Inc., Class A	49,935	1,452,110
#	Realogy Holdings Corp.	2,930,130	15,265,977
#*	Stratus Properties, Inc.	115,234	3,251,904
*	Tejon Ranch Co.	35,993	666,950
TOTAL REAL ESTATE			26,700,027
UTILITIES — (0.2%)
#*	AquaVenture Holdings, Ltd.	134,234	2,312,852
	TerraForm Power, Inc., Class A	1,786,868	27,535,636
TOTAL UTILITIES			29,848,488
TOTAL COMMON STOCKS			13,997,914,669
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	17,641	466,428
ENERGY — (0.0%)
*»	Enron TOPRS Escrow Shares	34,332	0
TOTAL PREFERRED STOCKS			466,428
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/2024	181	0
TOTAL INVESTMENT SECURITIES			13,998,381,097

TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	115,820,933	115,820,933
SECURITIES LENDING COLLATERAL — (10.6%)
@§	DFA Short Term Investment Fund	144,486,176	1,671,849,547
TOTAL INVESTMENTS — (100.0%)
(Cost $13,651,460,016)^^			$15,786,051,577

U.S. Small Cap Value Portfolio
CONTINUED
As of July 31, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	783	09/20/19	$114,642,275	$116,757,045	$2,114,770
Total Futures Contracts			$114,642,275	$116,757,045	$2,114,770
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$573,976,833	—	—	$573,976,833
Consumer Discretionary	1,906,578,595	$22,117	—	1,906,600,712
Consumer Staples	531,309,295	—	—	531,309,295
Energy	1,329,425,722	—	—	1,329,425,722
Financials	3,980,053,336	1,579,568	—	3,981,632,904
Health Care	489,733,962	49,284	—	489,783,246
Industrials	2,705,871,439	—	—	2,705,871,439
Information Technology	1,508,402,986	—	—	1,508,402,986
Materials	914,363,017	—	—	914,363,017
Real Estate	26,700,027	—	—	26,700,027
Utilities	29,848,488	—	—	29,848,488
Preferred Stocks
Communication Services	466,428	—	—	466,428
Temporary Cash Investments	115,820,933	—	—	115,820,933
Securities Lending Collateral	—	1,671,849,547	—	1,671,849,547
Futures Contracts**	2,114,770	—	—	2,114,770
TOTAL	$14,114,665,831	$1,673,500,516	—	$15,788,166,347
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.6%)
COMMUNICATION SERVICES — (7.7%)
	A.H. Belo Corp., Class A	34,418	$127,002
	Activision Blizzard, Inc.	346,005	16,864,284
*	Alaska Communications Systems Group, Inc.	152,766	282,617
*	Alphabet, Inc., Class A	120,930	147,316,926
*	Alphabet, Inc., Class C	127,904	155,618,239
#*	Altice USA, Inc., Class A	773,791	19,971,546
#	AMC Entertainment Holdings, Inc., Class A	142,362	1,684,142
#*	AMC Networks, Inc., Class A	93,328	4,981,849
#*	ANGI Homeservices, Inc., Class A	63,366	877,619
	AT&T, Inc.	9,062,200	308,567,910
	ATN International, Inc.	38,595	2,171,741
#*	AutoWeb, Inc.	16,158	55,260
*	Ballantyne Strong, Inc.	15,453	43,732
#*	Bandwidth, Inc., Class A	3,164	235,718
	Beasley Broadcast Group, Inc., Class A	17,014	55,296
#*	Boingo Wireless, Inc.	91,951	1,381,104
#*	Boston Omaha Corp., Class A	1,118	23,646
	Cable One, Inc.	14,179	17,253,007
*	Care.com, Inc.	53,425	585,538
#*	Cargurus, Inc.	33,657	1,254,396
#*	Cars.com, Inc.	168,122	3,194,318
#	CBS Corp., Class A	9,684	498,532
	CBS Corp., Class B	372,278	19,176,040
#*	Central European Media Enterprises, Ltd., Class A	30,475	143,233
#	CenturyLink, Inc.	1,569,194	18,971,555
#*	Charter Communications, Inc., Class A	153,953	59,330,407
#*	Cincinnati Bell, Inc.	139,051	531,175
#	Cinemark Holdings, Inc.	267,556	10,680,836
#*	Clear Channel Outdoor Holdings, Inc.	55,541	168,289
	Cogent Communications Holdings, Inc.	94,960	5,983,430
	Comcast Corp., Class A	3,810,232	164,487,715
#*	comScore, Inc.	112,593	371,557
#	Consolidated Communications Holdings, Inc.	195,558	921,078
*	Cumulus Media, Inc., Class A	7,838	118,432
*	DHI Group, Inc.	915,363	3,368,536
#*	Discovery, Inc., Class A	227,223	6,887,129
*	Discovery, Inc., Class B	1,400	51,716
*	Discovery, Inc., Class C	403,984	11,408,508
*	DISH Network Corp., Class A	339,112	11,482,332
*	Electronic Arts, Inc.	195,262	18,061,735
	Emerald Expositions Events, Inc.	55,592	592,611
*	Emmis Communications Corp., Class A	13,708	72,104
#	Entercom Communications Corp., Class A	306,157	1,738,972
	Entravision Communications Corp., Class A	138,708	452,188
#*	Eros International P.L.C.	5,000	8,300
	EW Scripps Co. (The), Class A	128,702	1,973,002
*	Facebook, Inc., Class A	1,384,909	268,990,875
#*	Fluent, Inc.	7,305	37,986
#	Fox Corp., Class A	301,622	11,256,533
*	Fox Corp., Class B	116,264	4,325,021
#*	Frontier Communications Corp.	51,423	67,878
#*	Gaia, Inc.	18,401	106,358
#	Gannett Co., Inc.	288,741	2,959,595
#*	GCI Liberty, Inc., Class A	177,521	10,603,329

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Glu Mobile, Inc.	195,124	$1,455,625
#*	Gray Television, Inc.	250,267	4,442,239
*	Gray Television, Inc., Class A	600	10,098
*	Harte-Hanks, Inc.	9,647	27,976
*	Hemisphere Media Group, Inc.	37,706	464,161
*	IAC/InterActiveCorp	69,217	16,546,324
*	IDT Corp., Class B	204,755	2,080,311
*	IMAX Corp.	148,703	3,264,031
#*	Intelsat SA	216,138	4,893,364
	Interpublic Group of Cos., Inc. (The)	651,501	14,932,403
*	Iridium Communications, Inc.	219,253	5,577,796
	John Wiley & Sons, Inc., Class A	100,171	4,558,782
	John Wiley & Sons, Inc., Class B	4,638	214,971
*	Lee Enterprises, Inc.	20,446	44,368
*	Liberty Broadband Corp., Class A	26,193	2,571,891
*	Liberty Broadband Corp., Class C	122,639	12,203,807
*	Liberty Latin America, Ltd., Class A	7,870	128,989
#*	Liberty Latin America, Ltd., Class C	30,651	502,676
#*	Liberty Media Corp.-Liberty Braves, Class A	5,907	170,712
*	Liberty Media Corp.-Liberty Braves, Class B	239	8,305
*	Liberty Media Corp.-Liberty Braves, Class C	16,554	476,259
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,369,632
*	Liberty Media Corp.-Liberty Formula One, Class C	286,897	11,298,004
*	Liberty Media Corp.-Liberty SiriusXM, Class A	85,998	3,580,097
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	99,986
*	Liberty Media Corp.-Liberty SiriusXM, Class C	173,429	7,259,738
*	Liberty TripAdvisor Holdings, Inc., Class A	179,914	2,078,007
*	Liberty TripAdvisor Holdings, Inc., Class B	694	8,328
#	Lions Gate Entertainment Corp., Class A	129,169	1,667,572
#	Lions Gate Entertainment Corp., Class B	200,399	2,442,864
#*	Live Nation Entertainment, Inc.	226,101	16,292,838
*	Madison Square Garden Co. (The), Class A	34,701	10,064,678
*	Marchex, Inc., Class B	118,359	514,862
	Marcus Corp. (The)	49,263	1,723,712
#	Match Group, Inc.	72,979	5,494,589
#*	McClatchy Co. (The), Class A	6,581	14,544
#*	Meet Group, Inc. (The)	149,076	512,821
#	Meredith Corp.	92,992	5,101,541
#*	MSG Networks, Inc., Class A	123,281	2,341,106
	National CineMedia, Inc.	146,731	1,044,725
*	Netflix, Inc.	142,273	45,952,756
#	New Media Investment Group, Inc.	134,076	1,443,999
#	New York Times Co. (The), Class A	265,737	9,481,496
	News Corp., Class A	571,435	7,520,085
	News Corp., Class B	186,772	2,513,951
#	Nexstar Media Group, Inc., Class A	111,393	11,336,466
#	Omnicom Group, Inc.	223,584	17,935,908
#*	ORBCOMM, Inc.	128,915	755,442
#*	Pareteum Corp.	10,776	37,716
*	pdvWireless, Inc.	24,371	1,084,266
#*	QuinStreet, Inc.	77,207	1,257,702
#*	Reading International, Inc., Class A	35,526	463,614
#*	Rosetta Stone, Inc.	37,418	859,117
	Saga Communications, Inc., Class A	1,544	48,204
	Salem Media Group, Inc.	153,144	318,540
	Scholastic Corp.	52,735	1,801,955
	Shenandoah Telecommunications Co.	108,527	4,271,623
#	Sinclair Broadcast Group, Inc., Class A	197,190	9,908,797
#	Sirius XM Holdings, Inc.	1,699,543	10,639,139

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Snap, Inc., Class A	347,480	$5,837,664
	Spok Holdings, Inc.	52,509	682,092
#*	Sprint Corp.	736,287	5,396,984
*	Take-Two Interactive Software, Inc.	112,624	13,798,692
#*	TechTarget, Inc.	46,013	1,059,219
#	TEGNA, Inc.	489,106	7,429,520
	Telephone & Data Systems, Inc.	241,783	7,819,262
*	T-Mobile US, Inc.	322,138	25,684,063
	Townsquare Media, Inc., Class A	28,652	154,434
#*	Travelzoo	60,247	757,907
	Tribune Media Co., Class A	32,887	1,528,259
	Tribune Publishing Co.	69,923	578,263
#*	TripAdvisor, Inc.	208,777	9,217,505
*	TrueCar Inc.	165,060	838,505
*	Twitter, Inc.	566,536	23,970,138
#*	United States Cellular Corp.	67,294	3,222,710
#*	Urban One, Inc.	144,888	311,509
	Verizon Communications, Inc.	4,259,929	235,446,276
#	Viacom, Inc., Class A	15,801	552,403
	Viacom, Inc., Class B	620,668	18,837,274
#*	Vonage Holdings Corp.	410,734	5,093,102
	Walt Disney Co. (The)	1,170,947	167,457,130
#	World Wrestling Entertainment, Inc., Class A	52,028	3,786,598
#*	Yelp, Inc.	114,687	4,019,779
*	Zayo Group Holdings, Inc.	518,687	17,495,313
*	Zedge, Inc., Class B	13,473	21,692
#*	Zillow Group, Inc., Class A	85,879	4,280,209
#*	Zillow Group, Inc., Class C	182,166	9,101,013
#*	Zynga, Inc., Class A	1,400,125	8,932,797
TOTAL COMMUNICATION SERVICES			2,176,798,697
CONSUMER DISCRETIONARY — (11.4%)
*	1-800-Flowers.com, Inc., Class A	71,666	1,403,220
	Aaron's, Inc.	166,759	10,514,155
#	Abercrombie & Fitch Co., Class A	279,466	5,290,291
	Acushnet Holdings Corp.	147,271	3,764,247
#	Adient P.L.C.	205,219	4,873,951
*	Adtalem Global Education, Inc.	136,623	6,471,832
	Advance Auto Parts, Inc.	84,366	12,708,894
*	Amazon.com, Inc.	320,056	597,474,140
	AMCON Distributing Co.	377	36,822
#*	American Axle & Manufacturing Holdings, Inc.	298,009	3,596,969
#	American Eagle Outfitters, Inc.	444,161	7,857,208
#*	American Outdoor Brands Corp.	120,670	1,163,259
*	American Public Education, Inc.	44,753	1,477,744
*	America's Car-Mart, Inc.	19,745	1,780,209
#	Aptiv P.L.C.	251,055	22,004,971
	Aramark	434,050	15,708,269
#	Ark Restaurants Corp.	3,010	58,003
#*	Asbury Automotive Group, Inc.	55,995	5,156,020
#*	Ascena Retail Group, Inc.	464,097	206,152
#*	Ascent Capital Group, Inc., Class A	18,044	13,894
#*	Aspen Group, Inc.	17,519	69,901
#*	At Home Group, Inc.	123,079	737,243
#	Autoliv, Inc.	173,044	12,485,125
#*	AutoNation, Inc.	187,650	9,134,802
*	AutoZone, Inc.	18,625	20,916,620
*	Barnes & Noble Education, Inc.	110,491	386,718
#	Barnes & Noble, Inc.	201,748	1,315,397

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bassett Furniture Industries, Inc.	16,606	$212,225
	BBX Capital Corp.	1,495	6,443
#*	Beazer Homes USA, Inc.	68,898	807,485
#	Bed Bath & Beyond, Inc.	360,982	3,505,135
	Best Buy Co., Inc.	486,039	37,196,565
#	Big 5 Sporting Goods Corp.	360,861	768,634
#	Big Lots, Inc.	124,716	3,192,730
#*	Biglari Holdings, Inc., Class A	319	145,783
*	Biglari Holdings, Inc., Class B	1,755	159,354
#	BJ's Restaurants, Inc.	53,686	2,131,334
#	Bloomin' Brands, Inc.	191,409	3,259,695
*	Booking Holdings, Inc.	33,745	63,663,654
#*	Boot Barn Holdings, Inc.	62,822	1,965,700
	BorgWarner, Inc.	404,399	15,286,282
	Bowl America, Inc., Class A	1,576	24,554
#	Boyd Gaming Corp.	37,566	995,123
*	Bright Horizons Family Solutions, Inc.	97,835	14,877,768
#	Brinker International, Inc.	79,820	3,180,827
	Brunswick Corp.	161,449	7,936,833
#	Buckle, Inc. (The)	23,083	469,739
#*	Build-A-Bear Workshop, Inc.	37,992	162,226
*	Burlington Stores, Inc.	71,956	13,006,047
*	Caesars Entertainment Corp.	928,899	10,998,164
	Caleres, Inc.	101,579	1,907,654
#	Callaway Golf Co.	206,123	3,780,296
#	Camping World Holdings, Inc., Class A	15,770	184,982
*	Capri Holdings, Ltd.	222,503	7,918,882
*	Career Education Corp.	170,116	3,225,399
#*	CarMax, Inc.	239,663	21,032,825
	Carnival Corp.	290,763	13,732,736
	Carriage Services, Inc.	42,820	818,718
#*	Carrols Restaurant Group, Inc.	92,727	864,216
#	Carter's, Inc.	92,455	8,600,164
#*	Carvana Co.	19,443	1,235,797
#	Cato Corp. (The), Class A	46,836	673,033
*	Cavco Industries, Inc.	17,292	3,066,736
*	Century Casinos, Inc.	1,900	18,753
#*	Century Communities, Inc.	66,241	1,826,264
*	Charles & Colvard, Ltd.	4,900	7,203
#	Cheesecake Factory, Inc. (The)	106,820	4,601,806
#*	Chegg, Inc.	63,674	2,860,236
#	Chico's FAS, Inc.	377,793	1,205,160
#	Children's Place, Inc. (The)	34,932	3,411,808
*	Chipotle Mexican Grill, Inc.	24,477	19,472,188
#	Choice Hotels International, Inc.	97,125	8,334,296
#	Churchill Downs, Inc.	19,972	2,389,650
#*	Chuy's Holdings, Inc.	35,308	835,034
	Citi Trends, Inc.	37,893	581,658
#	Clarus Corp.	57,781	830,313
	Collectors Universe, Inc.	11,724	277,976
	Columbia Sportswear Co.	122,078	12,937,826
#*	Conn's, Inc.	69,540	1,446,432
#*	Container Store Group, Inc. (The)	47,356	289,345
#	Cooper Tire & Rubber Co.	373,225	10,047,217
*	Cooper-Standard Holdings, Inc.	41,405	2,048,719
#	Core-Mark Holding Co., Inc.	86,410	3,234,326
#	Cracker Barrel Old Country Store, Inc.	49,674	8,628,871
#*	Crocs, Inc.	102,523	2,342,651
	Crown Crafts, Inc.	9,025	41,515

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	CSS Industries, Inc.	31,318	$160,661
	Culp, Inc.	27,347	491,426
	Dana, Inc.	380,209	6,353,292
	Darden Restaurants, Inc.	130,879	15,909,651
#	Dave & Buster's Entertainment, Inc.	88,599	3,601,549
*	Deckers Outdoor Corp.	61,737	9,648,258
#*	Del Frisco's Restaurant Group, Inc.	67,849	540,078
*	Del Taco Restaurants, Inc.	334,020	4,048,322
	Delphi Technologies P.L.C.	137,047	2,568,261
#*	Delta Apparel, Inc.	8,849	168,485
*	Denny's Corp.	131,897	2,979,553
#	Designer Brands, Inc., Class A	171,247	3,147,520
#*	Destination Maternity Corp.	14,840	12,329
*	Destination XL Group, Inc.	56,418	99,296
#	Dick's Sporting Goods, Inc.	187,754	6,978,816
#	Dillard's, Inc., Class A	79,445	5,782,007
#	Dine Brands Global, Inc.	35,570	2,919,941
*	Dixie Group, Inc. (The)	326,989	172,781
*	Dogness International Corp., Class A	12,000	35,760
	Dollar General Corp.	199,890	26,789,258
*	Dollar Tree, Inc.	333,292	33,912,461
#	Domino's Pizza, Inc.	37,514	9,173,298
#*	Dorman Products, Inc.	75,019	5,392,366
	Dover Motorsports, Inc.	3,182	6,364
	DR Horton, Inc.	480,200	22,055,586
#*	Drive Shack, Inc.	79,916	417,162
#*	Duluth Holdings, Inc., Class B	5,670	68,891
#	Dunkin' Brands Group, Inc.	144,609	11,591,857
	eBay, Inc.	639,896	26,357,316
	Educational Development Corp.	3,864	25,696
#*	El Pollo Loco Holdings, Inc.	82,630	813,079
#*	Eldorado Resorts, Inc.	73,731	3,326,743
*	Emerson Radio Corp.	14,810	15,402
	Escalade, Inc.	25,241	291,029
#	Ethan Allen Interiors, Inc.	59,518	1,224,880
*	Etsy, Inc.	89,658	6,008,879
	Expedia Group, Inc.	159,725	21,201,891
#*	Express, Inc.	672,719	1,661,616
	Extended Stay America, Inc.	480,766	8,038,408
*	Famous Dave's of America, Inc.	5,587	25,533
*	Fiesta Restaurant Group, Inc.	59,844	571,510
*	Five Below, Inc.	84,265	9,897,767
	Flanigan's Enterprises, Inc.	1,100	24,783
	Flexsteel Industries, Inc.	15,785	289,970
#*	Floor & Decor Holdings, Inc., Class A	138,904	5,438,092
	Foot Locker, Inc.	225,338	9,252,378
	Ford Motor Co.	4,442,822	42,340,094
#*	Fossil Group, Inc.	107,024	1,181,545
#*	Fox Factory Holding Corp.	64,549	5,169,084
#*	Francesca's Holdings Corp.	9,101	28,486
*	frontdoor, Inc.	117,754	5,374,293
*	Full House Resorts, Inc.	1,684	3,200
#	GameStop Corp., Class A	885,945	3,561,499
#	Gap, Inc. (The)	704,361	13,735,039
	Garmin, Ltd.	184,653	14,511,879
#*	Garrett Motion, Inc.	75,726	1,073,037
	General Motors Co.	1,771,580	71,465,537
#*	Genesco, Inc.	45,439	1,789,388
	Gentex Corp.	623,726	17,102,567

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Gentherm, Inc.	68,721	$2,811,376
	Genuine Parts Co.	176,525	17,144,108
#*	G-III Apparel Group, Ltd.	135,045	3,870,390
*	Good Times Restaurants, Inc.	4,986	9,174
	Goodyear Tire & Rubber Co. (The)	514,774	7,067,847
#*	GoPro, Inc., Class A	153,221	810,539
	Graham Holdings Co., Class B	9,629	7,151,747
#*	Grand Canyon Education, Inc.	85,398	9,288,740
*	Green Brick Partners, Inc.	14,320	134,751
#	Group 1 Automotive, Inc.	63,133	5,300,647
#*	Groupon, Inc.	896,084	2,822,665
#*	GrubHub, Inc.	78,042	5,277,980
#	Guess?, Inc.	183,151	3,086,094
#	H&R Block, Inc.	358,364	9,923,099
#*	Habit Restaurants, Inc. (The), Class A	35,522	355,220
#	Hamilton Beach Brands Holding Co., Class A	21,074	345,824
#	Hanesbrands, Inc.	700,939	11,278,109
#	Harley-Davidson, Inc.	353,524	12,649,089
#	Hasbro, Inc.	101,598	12,309,614
	Haverty Furniture Cos., Inc.	40,802	738,924
	Haverty Furniture Cos., Inc., Class A	1,608	29,121
*	Helen of Troy, Ltd.	46,579	6,906,734
#*	Hibbett Sports, Inc.	40,729	749,414
#*	Hilton Grand Vacations, Inc.	211,407	6,913,009
	Hilton Worldwide Holdings, Inc.	253,570	24,482,183
	Home Depot, Inc. (The)	659,768	140,985,824
	Hooker Furniture Corp.	25,247	526,400
#*	Horizon Global Corp.	42,715	245,184
*	Houghton Mifflin Harcourt Co.	265,193	1,551,379
*	Hudson, Ltd., Class A	47,669	609,210
	Hyatt Hotels Corp., Class A	66,276	5,126,449
*	Installed Building Products, Inc.	56,778	3,025,132
#	International Game Technology P.L.C.	57,160	763,086
#*	iRobot Corp.	48,356	3,534,824
*	J Alexander's Holdings, Inc.	24,309	261,808
#	J. Jill, Inc.	102,110	218,515
#	Jack in the Box, Inc.	50,440	3,623,105
#*	JAKKS Pacific, Inc.	342,508	297,434
#*	JC Penney Co., Inc.	1,084,131	862,426
#	Johnson Outdoors, Inc., Class A	19,173	1,303,572
*	K12, Inc.	126,211	3,767,398
	KB Home	105,351	2,767,571
#*	Kirkland's, Inc.	79,973	136,754
#	Kohl's Corp.	362,299	19,513,424
*	Kontoor Brands, Inc.	30,814	903,775
*	Koss Corp.	1,533	2,928
#	L Brands, Inc.	410,724	10,658,288
*	Lakeland Industries, Inc.	13,493	144,780
#*	Lands' End, Inc.	62,752	683,997
	Las Vegas Sands Corp.	306,555	18,528,184
*	Laureate Education, Inc., Class A	9,840	161,278
*»	Lazare Kaplan International Inc.	1,600	225
	La-Z-Boy, Inc.	108,650	3,584,363
#*	Lazydays Holdings, Inc.	2,974	15,019
#	LCI Industries	58,916	5,398,473
*	Leaf Group, Ltd.	41,223	251,460
	Lear Corp.	136,941	17,361,380
#	Leggett & Platt, Inc.	268,693	10,739,659
	Lennar Corp., Class A	261,261	12,428,186

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Lennar Corp., Class B	26,101	$991,838
#*	LGI Homes, Inc.	49,837	3,503,043
#*	Libbey, Inc.	57,764	97,621
#	Liberty Tax, Inc.	1,211	14,411
	Lifetime Brands, Inc.	36,163	319,319
*	Lincoln Educational Services Corp.	13,808	25,545
*	Liquidity Services, Inc.	63,845	416,269
#	Lithia Motors, Inc., Class A	58,239	7,680,559
*	LKQ Corp.	499,361	13,447,792
	Lowe's Cos., Inc.	631,829	64,067,461
*	Luby's, Inc.	599,043	694,890
*	Lululemon Athletica, Inc.	112,055	21,412,590
#*	Lumber Liquidators Holdings, Inc.	63,876	560,193
*	M/I Homes, Inc.	45,749	1,618,142
	Macy's, Inc.	710,309	16,145,324
*	Malibu Boats, Inc., Class A	54,605	1,645,249
#	Marine Products Corp.	11,488	184,497
#*	MarineMax, Inc.	72,254	1,115,602
	Marriott International, Inc., Class A	216,718	30,136,805
#	Marriott Vacations Worldwide Corp.	98,475	10,067,099
*	MasterCraft Boat Holdings, Inc.	48,268	801,249
#*	Mattel, Inc.	279,065	4,074,349
	McDonald's Corp.	422,272	88,981,156
	MDC Holdings, Inc.	149,938	5,418,759
»	Media General, Inc. Contingent Value Rights	34,446	1,350
#*	Meritage Homes Corp.	85,142	5,347,769
	MGM Resorts International	434,678	13,049,034
#*	Michaels Cos., Inc. (The)	288,163	1,979,680
*	Modine Manufacturing Co.	104,717	1,436,717
*	Mohawk Industries, Inc.	105,257	13,124,495
#*	Monarch Casino & Resort, Inc.	6,425	302,425
#	Monro, Inc.	63,066	5,310,788
#*	Motorcar Parts of America, Inc.	61,000	1,090,680
	Movado Group, Inc.	34,626	911,703
*	Murphy USA, Inc.	91,385	8,074,779
	Nathan's Famous, Inc.	8,747	617,626
#*	National Vision Holdings, Inc.	61,408	1,939,879
*	Nautilus, Inc.	69,651	134,426
*	New Home Co., Inc. (The)	32,365	134,638
#	Newell Brands, Inc.	445,747	6,325,150
	NIKE, Inc., Class B	897,617	77,221,991
	Nobility Homes, Inc.	1,105	25,415
#*	Noodles & Co.	11,233	83,237
#	Nordstrom, Inc.	301,062	9,968,163
*	Norwegian Cruise Line Holdings, Ltd.	314,847	15,566,036
*	NVR, Inc.	4,840	16,185,638
	Office Depot, Inc.	1,417,061	2,890,804
#*	Ollie's Bargain Outlet Holdings, Inc.	87,334	7,396,316
*	O'Reilly Automotive, Inc.	69,833	26,589,613
#*	Overstock.com, Inc.	47,798	1,076,411
#	Oxford Industries, Inc.	37,278	2,728,377
	P&F Industries, Inc., Class A	504	4,007
	Papa John's International, Inc.	60,974	2,708,465
#*	Party City Holdco, Inc.	217,237	1,385,972
	Peak Resorts, Inc.	20,747	225,520
#*	Penn National Gaming, Inc.	165,502	3,230,599
#	Penske Automotive Group, Inc.	183,403	8,431,036
#	PetMed Express, Inc.	41,776	725,649
#*	Pier 1 Imports, Inc.	30,023	115,589

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Planet Fitness, Inc., Class A	148,329	$11,667,559
#*	PlayAGS, Inc.	13,971	262,096
#	Polaris Industries, Inc.	138,599	13,121,167
#	Pool Corp.	62,397	11,816,120
#*	Potbelly Corp.	47,561	197,854
	PulteGroup, Inc.	616,851	19,436,975
	PVH Corp.	124,180	11,042,086
*	QEP Co., Inc.	352	7,623
#*	Quotient Technology Inc.	154,894	1,629,485
*	Qurate Retail Group, Inc. QVC Group, Class B	1,148	16,267
*	Qurate Retail, Inc.	634,821	8,976,369
	Ralph Lauren Corp.	83,751	8,729,367
	RCI Hospitality Holdings, Inc.	7,842	132,922
*	Red Lion Hotels Corp.	23,241	157,806
#*	Red Robin Gourmet Burgers, Inc.	31,584	1,042,904
#	Red Rock Resorts, Inc., Class A	130,644	2,722,621
*	Regis Corp.	95,191	1,741,995
*	Rent-A-Center, Inc.	88,792	2,400,048
#*	RH	38,889	5,421,127
	Rocky Brands, Inc.	7,436	234,383
#*	Roku, Inc.	35,815	3,700,764
	Ross Stores, Inc.	279,420	29,626,903
	Royal Caribbean Cruises, Ltd.	209,096	24,326,229
*	RTW RetailWinds, Inc.	140,702	306,730
#*	Rubicon Project, Inc. (The)	100,461	764,508
#*	RumbleON, Inc., Class B	4,800	22,416
	Ruth's Hospitality Group, Inc.	75,815	1,688,400
#*	Sally Beauty Holdings, Inc.	230,262	3,163,800
#*	Scientific Games Corp., Class A	143,586	2,936,334
#*	SeaWorld Entertainment, Inc.	112,378	3,435,395
#*	Sequential Brands Group, Inc.	2,521	1,072
	Service Corp. International	339,962	15,685,847
*	ServiceMaster Global Holdings, Inc.	235,509	12,536,144
#*	Shake Shack, Inc., Class A	38,688	2,888,446
*	Shiloh Industries, Inc.	115,649	582,871
#	Shoe Carnival, Inc.	30,846	782,871
#*	Shutterfly, Inc.	75,438	3,823,952
	Shutterstock, Inc.	56,277	2,159,348
#	Signet Jewelers, Ltd.	145,690	2,642,817
	Six Flags Entertainment Corp.	147,192	7,776,153
*	Skechers U.S.A., Inc., Class A	290,701	11,029,196
*	Skyline Champion Corp.	127,195	3,625,057
#*	Sleep Number Corp.	78,294	3,849,716
#	Sonic Automotive, Inc., Class A	224,909	6,200,741
#*	Sonos, Inc.	4,654	50,496
#*	Sotheby's	101,660	6,070,119
	Speedway Motorsports, Inc.	77,145	1,527,471
#*	Sportsman's Warehouse Holdings, Inc.	127,409	572,066
#	Stage Stores, Inc.	504,920	368,592
#*	Stamps.com, Inc.	39,336	1,878,294
	Standard Motor Products, Inc.	50,632	2,329,578
	Starbucks Corp.	736,489	69,738,143
#*	Stein Mart, Inc.	73,893	60,208
	Steven Madden, Ltd.	167,192	5,769,796
*	Stoneridge, Inc.	70,564	2,298,269
	Strategic Education, Inc.	47,876	8,521,449
	Strattec Security Corp.	5,496	114,262
	Superior Group of Cos, Inc.	35,580	605,572
	Superior Industries International, Inc.	199,461	510,620

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sypris Solutions, Inc.	12,624	$13,003
#	Tailored Brands, Inc.	81,130	395,103
*	Tandy Leather Factory, Inc.	14,264	83,016
	Tapestry, Inc.	395,682	12,238,444
	Target Corp.	504,642	43,601,069
*	Taylor Morrison Home Corp.	235,694	5,307,829
#*	Tempur Sealy International, Inc.	99,946	8,017,668
#	Tenneco, Inc., Class A	133,168	1,203,839
#*	Tesla, Inc.	33,878	8,185,264
	Texas Roadhouse, Inc.	132,920	7,341,172
#	Thor Industries, Inc.	131,096	7,813,322
#	Tiffany & Co.	148,446	13,942,048
#	Tile Shop Holdings, Inc.	121,919	315,770
	Tilly's, Inc., Class A	54,254	444,340
	TJX Cos., Inc. (The)	951,994	51,940,793
#	Toll Brothers, Inc.	251,999	9,064,404
*	TopBuild Corp.	79,704	6,466,386
	Tower International, Inc.	55,811	1,718,979
#*	Town Sports International Holdings, Inc.	20,795	31,816
	Tractor Supply Co.	182,694	19,878,934
*	TravelCenters of America LLC	67,781	233,844
#*	TRI Pointe Group, Inc.	483,934	6,625,056
#*	Tuesday Morning Corp.	104,500	171,380
	Tupperware Brands Corp.	91,580	1,402,090
#*	Turtle Beach Corp.	15,946	165,679
#	Twin River Worldwide Holding, Inc.	395	10,424
*	Ulta Salon Cosmetics & Fragrance, Inc.	59,707	20,852,670
#*	Under Armour, Inc., Class A	207,847	4,795,030
#*	Under Armour, Inc., Class C	241,953	4,921,324
*	Unifi, Inc.	58,794	1,100,036
#	Unique Fabricating, Inc.	4,774	12,269
#*	Universal Electronics, Inc.	29,638	1,269,099
*	Universal Technical Institute, Inc.	55,794	205,322
#*	Urban Outfitters, Inc.	267,944	6,379,747
#*	US Auto Parts Network, Inc.	56,714	66,923
	Vail Resorts, Inc.	48,913	12,058,033
#*	Veoneer, Inc.	117,856	2,139,086
*	Vera Bradley, Inc.	97,904	1,150,372
	VF Corp.	215,700	18,850,023
#*	Vince Holding Corp.	4,110	57,704
*	Vista Outdoor, Inc.	129,441	931,975
#*	Visteon Corp.	60,355	3,976,187
#*	Vitamin Shoppe, Inc.	217,368	960,767
*	VOXX International Corp.	79,250	371,682
#*	Wayfair, Inc., Class A	71,289	9,350,265
#*	Weight Watchers International, Inc.	110,611	2,394,728
#	Wendy's Co. (The)	404,973	7,366,459
	Weyco Group, Inc.	18,839	518,449
#	Whirlpool Corp.	130,168	18,936,841
#*	William Lyon Homes, Class A	71,191	1,398,191
#	Williams-Sonoma, Inc.	161,307	10,755,951
#	Wingstop, Inc.	51,536	4,926,326
	Winmark Corp.	6,666	1,126,621
#	Winnebago Industries, Inc.	83,091	3,348,567
	Wolverine World Wide, Inc.	179,001	4,859,877
	Wyndham Destinations, Inc.	136,411	6,419,502
	Wyndham Hotels & Resorts, Inc.	155,184	8,775,655
#	Wynn Resorts, Ltd.	104,085	13,538,336
	Yum! Brands, Inc.	194,397	21,873,550

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	ZAGG, Inc.	74,257	$492,324
*	Zovio, Inc.	67,684	257,876
#*	Zumiez, Inc.	70,634	1,749,604
TOTAL CONSUMER DISCRETIONARY			3,212,818,979
CONSUMER STAPLES — (5.8%)
#	Alico, Inc.	15,446	492,727
	Altria Group, Inc.	1,511,375	71,140,421
	Andersons, Inc. (The)	113,980	3,060,363
	Archer-Daniels-Midland Co.	451,904	18,564,216
*	Avon Products, Inc.	703,075	2,988,069
#	B&G Foods, Inc.	152,098	2,780,351
#*	BJ's Wholesale Club Holdings, Inc.	136,309	3,211,440
#*	Boston Beer Co., Inc. (The), Class A	18,943	7,431,718
#*	Bridgford Foods Corp.	5,919	211,131
	Brown-Forman Corp., Class A	53,539	2,856,841
#	Brown-Forman Corp., Class B	328,169	17,986,943
	Bunge, Ltd.	277,780	16,230,685
#	Calavo Growers, Inc.	34,865	3,083,461
#	Cal-Maine Foods, Inc.	96,764	3,848,304
#	Campbell Soup Co.	301,590	12,467,731
#	Casey's General Stores, Inc.	77,082	12,480,347
#*	Central Garden & Pet Co.	25,073	761,718
*	Central Garden & Pet Co., Class A	97,798	2,694,335
#*	Chefs' Warehouse, Inc. (The)	66,165	2,413,038
	Church & Dwight Co., Inc.	216,087	16,301,603
#	Clorox Co. (The)	135,380	22,012,788
	Coca-Cola Co. (The)	2,670,749	140,561,520
#	Coca-Cola Consolidated, Inc.	14,816	4,348,940
*	Coffee Holding Co., Inc.	300	1,212
	Colgate-Palmolive Co.	470,121	33,726,481
	Conagra Brands, Inc.	472,988	13,655,164
	Constellation Brands, Inc., Class A	92,512	18,208,212
	Constellation Brands, Inc., Class B	3,160	630,262
	Costco Wholesale Corp.	310,004	85,446,403
#	Coty, Inc., Class A	676,490	7,380,506
*	Craft Brew Alliance, Inc.	33,711	529,600
*	Crimson Wine Group, Ltd.	15,327	113,420
*	Cyanotech Corp.	800	2,008
*	Darling Ingredients, Inc.	272,984	5,549,765
#	Dean Foods Co.	1,379,359	2,000,071
#*	Edgewell Personal Care Co.	120,734	3,673,936
#*	elf Beauty Inc.	55,668	923,532
#	Energizer Holdings, Inc.	100,590	4,232,827
	Estee Lauder Cos., Inc. (The), Class A	159,568	29,390,830
#*	Farmer Brothers Co.	36,176	587,498
	Flowers Foods, Inc.	480,459	11,386,878
	Fresh Del Monte Produce, Inc.	107,829	3,270,454
	General Mills, Inc.	595,855	31,645,859
#*	Hain Celestial Group, Inc. (The)	139,593	3,038,940
#*	Herbalife Nutrition, Ltd.	256,106	10,505,468
	Hershey Co. (The)	156,233	23,706,795
#	Hormel Foods Corp.	431,000	17,666,690
*	Hostess Brands, Inc.	238,340	3,365,361
#	Ingles Markets, Inc., Class A	45,302	1,426,107
	Ingredion, Inc.	149,522	11,556,555
	Inter Parfums, Inc.	60,281	4,176,268
#	J&J Snack Foods Corp.	27,447	5,100,750
	JM Smucker Co. (The)	129,276	14,374,198

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	John B. Sanfilippo & Son, Inc.	20,863	$1,813,203
	Kellogg Co.	367,389	21,389,388
#	Keurig Dr Pepper, Inc.	173,793	4,890,535
	Kimberly-Clark Corp.	226,311	30,699,087
	Kraft Heinz Co. (The)	353,469	11,314,543
	Kroger Co. (The)	1,534,179	32,463,228
#	Lamb Weston Holdings, Inc.	109,413	7,343,801
#	Lancaster Colony Corp.	50,961	7,940,743
#*	Landec Corp.	58,908	658,002
#*	Lifevantage Corp.	11,327	131,393
*	Lifeway Foods, Inc.	13,678	46,642
#	Limoneira Co.	26,762	529,620
	Mannatech, Inc.	1,435	23,003
#	McCormick & Co., Inc.	4,298	677,838
#	McCormick & Co., Inc. Non-Voting	126,011	19,977,784
	Medifast, Inc.	18,516	2,067,311
#	MGP Ingredients, Inc.	35,597	1,779,494
#	Molson Coors Brewing Co., Class A	1,162	72,218
	Molson Coors Brewing Co., Class B	227,972	12,308,208
	Mondelez International, Inc., Class A	577,265	30,877,905
*	Monster Beverage Corp.	212,304	13,687,239
#	National Beverage Corp.	46,661	2,031,153
*	Natural Alternatives International, Inc.	9,699	97,863
#*	Natural Grocers by Vitamin Cottage, Inc.	50,919	466,927
#	Natural Health Trends Corp.	13,193	99,079
*	Nature's Sunshine Products, Inc.	33,182	299,633
#*	New Age Beverages Corp.	26,512	99,155
	Nu Skin Enterprises, Inc., Class A	130,288	5,208,914
#	Ocean Bio-Chem, Inc.	3,050	10,767
	Oil-Dri Corp. of America	8,525	302,041
	PepsiCo, Inc.	1,094,982	139,949,649
*	Performance Food Group Co.	240,204	10,532,945
	Philip Morris International, Inc.	809,286	67,664,402
#*	Pilgrim's Pride Corp.	234,313	6,340,510
*	Post Holdings, Inc.	183,797	19,706,714
	PriceSmart, Inc.	60,403	3,684,583
#*	Primo Water Corp.	60,077	887,337
	Procter & Gamble Co. (The)	1,457,381	172,029,253
#*	Pyxus International, Inc.	22,730	324,357
#*	Revlon, Inc., Class A	51,808	1,032,015
#*	Rite Aid Corp.	52,805	368,051
	Rocky Mountain Chocolate Factory, Inc.	5,266	47,394
#*	S&W Seed Co.	43,698	129,346
#	Sanderson Farms, Inc.	64,495	8,450,135
	Seaboard Corp.	550	2,244,902
*	Seneca Foods Corp., Class A	18,887	596,451
*	Seneca Foods Corp., Class B	1,493	46,880
*	Simply Good Foods Co. (The)	139,041	3,786,086
	SpartanNash Co.	89,956	1,063,280
#	Spectrum Brands Holdings, Inc.	135,262	6,777,979
#*	Sprouts Farmers Market, Inc.	271,894	4,603,165
	Sysco Corp.	384,001	26,330,949
#	Tootsie Roll Industries, Inc.	34,645	1,294,337
#*	TreeHouse Foods, Inc.	126,174	7,487,165
#	Turning Point Brands, Inc.	16,261	603,771
	Tyson Foods, Inc., Class A	378,882	30,121,119
#*	United Natural Foods, Inc.	231,837	2,285,913
	United-Guardian, Inc.	1,741	34,089
	Universal Corp.	58,667	3,490,687

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	US Foods Holding Corp.	406,829	$14,389,542
#*	USANA Health Sciences, Inc.	60,574	4,122,061
#	Vector Group, Ltd.	239,143	2,762,102
#*	Veru, Inc.	32,722	73,952
#	Village Super Market, Inc., Class A	19,467	487,259
	Walgreens Boots Alliance, Inc.	596,150	32,484,213
	Walmart, Inc.	987,203	108,967,467
#	WD-40 Co.	17,112	3,106,855
#	Weis Markets, Inc.	60,371	2,200,523
TOTAL CONSUMER STAPLES			1,615,014,895
ENERGY — (4.9%)
*	Abraxas Petroleum Corp.	382,209	332,675
	Adams Resources & Energy, Inc.	3,234	105,525
	Anadarko Petroleum Corp.	324,582	23,908,710
#	Antero Midstream Corp.	163,284	1,489,150
#*	Antero Resources Corp.	447,117	2,061,209
#	Apache Corp.	665,534	16,252,340
#*	Apergy Corp.	126,397	4,111,694
#	Arch Coal, Inc., Class A	60,718	5,413,617
	Archrock, Inc.	333,198	3,658,514
*	Ardmore Shipping Corp.	67,647	496,529
*	Aspen Aerogels, Inc.	34,067	224,842
#	Baker Hughes a GE Co.	343,656	8,725,426
*	Barnwell Industries, Inc.	4,663	4,710
#*	Basic Energy Services, Inc.	63,651	113,299
#*	Bonanza Creek Energy, Inc.	45,176	984,837
#*	C&J Energy Services, Inc.	142,740	1,561,576
	Cabot Oil & Gas Corp.	336,624	6,449,716
*	Cactus, Inc., Class A	54,614	1,604,013
#*	California Resources Corp.	57,209	875,870
#*	Callon Petroleum Co.	504,491	2,482,096
#*	CARBO Ceramics, Inc.	22,288	28,529
#*	Carrizo Oil & Gas, Inc.	257,095	2,450,115
#*	Centennial Resource Development, Inc., Class A	406,898	2,421,043
*	Cheniere Energy, Inc.	194,072	12,643,791
#*	Chesapeake Energy Corp.	2,203,615	3,988,543
	Chevron Corp.	1,507,474	185,585,124
	Cimarex Energy Co.	173,207	8,776,399
#*	Clean Energy Fuels Corp.	435,733	1,163,407
#*	CNX Resources Corp.	443,958	3,649,335
	Concho Resources, Inc.	274,367	26,800,169
	ConocoPhillips	1,060,812	62,672,773
*	CONSOL Energy, Inc.	77,032	1,655,418
#*	Contango Oil & Gas Co.	57,087	75,926
*	Continental Resources, Inc.	277,636	10,319,730
#*	Contura Energy, Inc.	9,069	324,942
#	Core Laboratories NV	62,466	3,133,919
#	CVR Energy, Inc.	177,947	9,443,647
#*	Dawson Geophysical Co.	181,860	432,827
#	Delek US Holdings, Inc.	177,461	7,645,020
#*	Denbury Resources, Inc.	1,142,340	1,290,844
	Devon Energy Corp.	592,153	15,988,131
#	DHT Holdings, Inc.	881,895	4,982,707
#*	Diamond Offshore Drilling, Inc.	311,149	2,812,787
	Diamondback Energy, Inc.	212,524	21,981,357
#	DMC Global, Inc.	23,018	1,202,460
*	Dorian LPG, Ltd.	90,765	830,500
#*	Dril-Quip, Inc.	142,889	7,518,819

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Earthstone Energy, Inc., Class A	53,052	$232,368
#	EnLink Midstream LLC	258,961	2,486,026
	EOG Resources, Inc.	538,273	46,210,737
#	EQT Corp.	316,689	4,785,171
#	Equitrans Midstream Corp.	158,335	2,626,778
*	Era Group, Inc.	46,346	478,291
	Evolution Petroleum Corp.	65,263	398,104
*	Exterran Corp.	93,861	1,281,203
#*	Extraction Oil & Gas, Inc.	183,432	680,533
	Exxon Mobil Corp.	3,368,759	250,500,919
*	Forum Energy Technologies, Inc.	380,858	997,848
*	Frank's International NV	331,133	1,887,458
	GasLog, Ltd.	156,301	2,225,726
*	Geospace Technologies Corp.	24,656	384,880
#*	Goodrich Petroleum Corp.	24,723	284,562
#	Green Plains, Inc.	107,318	1,082,839
*	Gulf Island Fabrication, Inc.	82,156	588,237
#*	Gulfport Energy Corp.	414,673	1,567,464
#*	Halcon Resources Corp.	354,860	40,099
	Hallador Energy Co.	65,926	353,363
	Halliburton Co.	707,693	16,276,939
*	Helix Energy Solutions Group, Inc.	332,479	2,912,516
#	Helmerich & Payne, Inc.	193,524	9,614,272
	Hess Corp.	340,102	22,052,214
#*	HighPoint Resources Corp.	372,807	466,009
	HollyFrontier Corp.	355,186	17,677,607
#*	Hornbeck Offshore Services, Inc.	38,647	40,193
*	Independence Contract Drilling, Inc.	44,418	58,632
*	International Seaways, Inc.	60,641	1,031,503
*	ION Geophysical Corp.	85,439	825,341
#*	Jagged Peak Energy, Inc.	24,970	183,280
*	Keane Group, Inc.	299,969	1,886,805
#*	Key Energy Services, Inc.	4,036	12,310
	Kinder Morgan, Inc.	1,549,649	31,953,762
#*	KLX Energy Services Holdings, Inc.	51,463	808,998
#	Kosmos Energy, Ltd.	816,064	4,904,545
#*	Laredo Petroleum, Inc.	462,616	1,535,885
#*	Lonestar Resources US, Inc., Class A	25,520	63,290
#	Mammoth Energy Services, Inc.	44,723	289,805
	Marathon Oil Corp.	1,256,355	17,676,915
	Marathon Petroleum Corp.	628,210	35,424,762
#*	Matador Resources Co.	262,893	4,634,804
*	Matrix Service Co.	61,721	1,133,815
#*	McDermott International, Inc.	832,201	5,342,730
#*	Mexco Energy Corp.	684	3,078
#*	Midstates Petroleum Co., Inc.	38,350	174,493
*	Mitcham Industries, Inc.	58,960	245,274
#*	Montage Resources Corp.	19,882	66,406
#	Murphy Oil Corp.	393,885	9,468,995
#	Nabors Industries, Ltd.	809,190	2,395,202
	NACCO Industries, Inc., Class A	10,537	560,042
	National Oilwell Varco, Inc.	271,050	6,456,411
*	Natural Gas Services Group, Inc.	17,412	279,288
#*	NCS Multistage Holdings, Inc.	1,906	6,118
*	Newpark Resources, Inc.	201,747	1,539,330
#*	Noble Corp. P.L.C.	604,069	1,347,074
	Noble Energy, Inc.	501,713	11,077,823
#	Nordic American Tankers, Ltd.	29,510	59,610
#*	Northern Oil and Gas, Inc.	766,084	1,241,056

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Oasis Petroleum, Inc.	1,110,955	$5,410,351
	Occidental Petroleum Corp.	715,319	36,738,784
*	Oceaneering International, Inc.	581,603	8,985,766
*	Oil States International, Inc.	150,644	2,247,608
	ONEOK, Inc.	347,240	24,334,579
*	Overseas Shipholding Group, Inc., Class A	47,976	93,553
#*	Pacific Ethanol, Inc.	511,457	276,852
	Panhandle Oil and Gas, Inc., Class A	28,121	332,109
#*	Par Pacific Holdings, Inc.	126,281	2,912,040
*	Parsley Energy, Inc., Class A	451,810	7,495,528
	Patterson-UTI Energy, Inc.	390,493	4,541,434
	PBF Energy, Inc., Class A	329,983	9,216,425
#*	PDC Energy, Inc.	126,760	3,641,815
	Peabody Energy Corp.	276,515	5,823,406
#*	Penn Virginia Corp.	30,301	1,037,506
	Phillips 66	307,331	31,519,867
#*	Pioneer Energy Services Corp.	846,587	176,937
	Pioneer Natural Resources Co.	186,726	25,775,657
*	PrimeEnergy Resources Corp.	1,457	176,064
#*	Profire Energy, Inc.	14,618	21,342
*	ProPetro Holding Corp.	211,985	3,843,288
*	QEP Resources, Inc.	543,567	2,690,657
#*	Quintana Energy Services, Inc.	27,342	55,504
#	Range Resources Corp.	473,776	2,695,785
*	Ranger Energy Services, Inc.	7,662	51,335
#*	Renewable Energy Group, Inc.	98,363	1,336,753
*	REX American Resources Corp.	8,700	649,020
*	RigNet, Inc.	29,866	260,730
#*	Ring Energy, Inc.	128,562	314,977
#	RPC, Inc.	303,539	1,875,871
*	SandRidge Energy, Inc.	70,550	476,213
	Schlumberger, Ltd.	655,150	26,186,345
#	Scorpio Tankers, Inc.	115,321	3,022,563
*	SEACOR Holdings, Inc.	42,854	2,041,565
#*	SEACOR Marine Holdings, Inc.	49,135	691,821
*	Select Energy Services, Inc., Class A	178,467	1,815,009
#	SemGroup Corp., Class A	268,887	3,406,798
#	Ship Finance International, Ltd.	260,441	3,424,799
*	SilverBow Resources, Inc.	9,642	100,180
#	SM Energy Co.	466,776	4,653,757
#*	Smart Sand, Inc.	48,900	114,915
#	Solaris Oilfield Infrastructure, Inc., Class A	40,601	581,000
#*	Southwestern Energy Co.	1,379,671	3,035,276
#*	SRC Energy, Inc.	982,291	4,007,747
*	Superior Drilling Products, Inc.	5,561	5,206
*	Superior Energy Services, Inc.	1,787,417	1,621,545
*	Talos Energy, Inc.	110,052	2,264,870
#	Targa Resources Corp.	263,491	10,252,435
	TechnipFMC P.L.C.	336,453	9,265,916
#	Teekay Corp.	111,937	510,433
*	Teekay Tankers, Ltd., Class A	976,573	1,201,185
*	TETRA Technologies, Inc.	315,099	491,554
#*	Tidewater, Inc.	44,590	1,025,124
#*	Transocean, Ltd.	763,592	4,642,639
#*	Ultra Petroleum Corp.	1,139,751	182,360
*	Unit Corp.	189,928	1,234,532
#	US Silica Holdings, Inc.	160,076	2,218,653
*	VAALCO Energy, Inc.	10,350	18,113
	Valaris P.L.C.	871,459	17,723,857

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Valero Energy Corp.	457,945	$39,039,811
#*	W&T Offshore, Inc.	282,411	1,268,025
#*	Whiting Petroleum Corp.	232,029	4,102,273
	Williams Cos., Inc. (The)	626,664	15,441,001
	World Fuel Services Corp.	148,419	5,794,278
#*	WPX Energy, Inc.	937,102	9,783,345
TOTAL ENERGY			1,377,671,034
FINANCIALS — (14.1%)
#*	1347 Property Insurance Holdings, Inc.	1,369	6,913
#	1st Constitution Bancorp	14,109	256,925
	1st Source Corp.	59,316	2,784,886
	ACNB Corp.	11,230	418,879
	Affiliated Managers Group, Inc.	66,804	5,731,115
	Aflac, Inc.	504,447	26,554,090
*	Alleghany Corp.	13,054	8,951,519
*	Allegiance Bancshares, Inc.	2,259	75,812
	Allstate Corp. (The)	231,917	24,907,886
	Ally Financial, Inc.	690,434	22,722,183
*	A-Mark Precious Metals, Inc.	8,896	112,801
*	Ambac Financial Group, Inc.	25,628	466,942
	American Equity Investment Life Holding Co.	190,721	4,920,602
	American Express Co.	497,174	61,833,530
	American Financial Group, Inc.	119,839	12,269,117
	American International Group, Inc.	525,775	29,438,142
	American National Bankshares, Inc.	18,701	691,750
	American National Insurance Co.	27,596	3,339,668
	American River Bankshares	8,283	108,921
	Ameriprise Financial, Inc.	241,434	35,131,061
#	Ameris Bancorp	156,859	6,238,282
	AMERISAFE, Inc.	40,310	2,622,569
	AmeriServ Financial, Inc.	8,436	34,588
	Ames National Corp.	17,858	487,702
	Aon P.L.C.	157,202	29,750,478
*	Arch Capital Group, Ltd.	332,731	12,873,362
#	Ares Management Corp., Class A	81,188	2,374,749
	Argo Group International Holdings, Ltd.	75,102	5,139,981
	Arrow Financial Corp.	29,139	969,163
	Arthur J Gallagher & Co.	196,748	17,791,922
	Artisan Partners Asset Management, Inc., Class A	84,954	2,513,789
#*	Ashford, Inc.	3,366	115,487
	Associated Banc-Corp	277,595	6,015,484
#	Associated Capital Group, Inc., Class A	2,110	78,851
	Assurant, Inc.	110,847	12,565,616
	Assured Guaranty, Ltd.	232,335	10,150,716
*	Asta Funding, Inc.	1,215	8,906
*	Athene Holding, Ltd., Class A	222,387	9,086,733
	Atlantic American Corp.	2,737	6,432
*	Atlantic Capital Bancshares, Inc.	57,342	1,054,519
#	Atlantic Union Bankshares Corp.	170,826	6,496,513
*	Atlanticus Holdings Corp.	14,132	66,703
#*	Atlas Financial Holdings, Inc.	17,175	7,214
	Auburn National Bancorporation, Inc.	1,203	46,532
#	AXA Equitable Holdings, Inc.	22,639	508,925
	Axis Capital Holdings, Ltd.	137,209	8,736,097
#*	Axos Financial, Inc.	141,091	4,135,377
	Banc of California, Inc.	108,829	1,700,997
	BancFirst Corp.	63,148	3,684,054
	Bancorp 34, Inc.	1,370	21,030

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Bancorp of New Jersey, Inc.	9,201	$126,974
*	Bancorp, Inc. (The)	145,534	1,408,769
	BancorpSouth Bank	159,590	4,770,145
	Bank of America Corp.	5,850,983	179,508,158
	Bank of Commerce Holdings	31,916	343,735
#	Bank of Hawaii Corp.	76,053	6,483,518
	Bank of Marin Bancorp	20,796	909,201
	Bank of New York Mellon Corp. (The)	632,620	29,682,530
	Bank of NT Butterfield & Son, Ltd. (The)	122,550	3,851,747
#	Bank of Princeton (The)	7,721	212,868
	Bank of South Carolina Corp.	5,861	112,355
	Bank of the James Financial Group, Inc.	3,058	45,931
#	Bank OZK	227,261	6,949,641
	BankFinancial Corp.	26,449	354,681
	BankUnited, Inc.	186,055	6,402,153
	Bankwell Financial Group, Inc.	5,804	163,092
	Banner Corp.	79,398	4,705,125
	Bar Harbor Bankshares	16,755	425,409
*	Baycom Corp.	900	20,610
#	BB&T Corp.	460,762	23,743,066
	BCB Bancorp, Inc.	26,826	344,178
*	Berkshire Bancorp, Inc.	1,000	13,100
*	Berkshire Hathaway, Inc., Class B	1,192,385	244,951,651
	Berkshire Hills Bancorp, Inc.	114,772	3,764,522
#	BGC Partners, Inc., Class A	636,889	3,509,258
	BlackRock, Inc.	61,408	28,719,293
	Blackstone Group, Inc. (The), Class A	36,329	1,743,065
*	Blucora, Inc.	54,213	1,623,137
	Blue Capital Reinsurance Holdings, Ltd.	11,797	94,966
	BOK Financial Corp.	97,679	8,173,779
	Boston Private Financial Holdings, Inc.	215,928	2,491,809
	Bridge Bancorp, Inc.	41,143	1,201,787
*	Brighthouse Financial, Inc.	138,514	5,425,593
*	BrightSphere Investment Group P.L.C.	162,492	1,738,664
	Brookline Bancorp, Inc.	184,809	2,740,717
	Brown & Brown, Inc.	446,706	16,050,147
*	Brunswick Bancorp	40	375
	Bryn Mawr Bank Corp.	45,559	1,689,328
	C&F Financial Corp.	5,763	312,931
#	Cadence BanCorp	274,840	4,710,758
#	Cambridge Bancorp	533	41,681
	Camden National Corp.	33,820	1,512,092
*	Cannae Holdings, Inc.	162,878	4,715,318
	Capital City Bank Group, Inc.	30,092	776,975
	Capital One Financial Corp.	319,322	29,511,739
	Capitol Federal Financial, Inc.	313,693	4,285,046
	Capstar Financial Holdings, Inc.	24,941	404,044
	Carolina Financial Corp.	49,591	1,741,636
*	Carolina Trust Bancshares, Inc.	9,514	98,375
#	Cathay General Bancorp	134,527	5,007,095
	Cboe Global Markets, Inc.	92,718	10,135,005
	CBTX, Inc.	6,859	206,730
#	CenterState Banks Corp.	204,803	4,980,809
*	Central Federal Corp.	2,535	30,927
	Central Pacific Financial Corp.	40,190	1,184,399
	Central Valley Community Bancorp	8,271	171,458
	Century Bancorp, Inc., Class A	7,876	659,615
	Charles Schwab Corp. (The)	641,777	27,737,602
	Chemung Financial Corp.	9,008	393,109

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chubb, Ltd.	267,151	$40,831,359
	Cincinnati Financial Corp.	118,249	12,691,665
	CIT Group, Inc.	179,287	9,062,958
	Citigroup, Inc.	1,414,364	100,646,142
	Citizens & Northern Corp.	11,657	298,652
#	Citizens Community Bancorp, Inc.	18,370	200,233
	Citizens Financial Group, Inc.	371,545	13,843,767
	Citizens Holding Co.	772	16,374
#*	Citizens, Inc.	39,312	292,874
#	City Holding Co.	32,787	2,539,353
	Civista Bancshares, Inc.	21,231	470,691
	CME Group, Inc.	152,641	29,676,463
#	CNA Financial Corp.	59,139	2,832,167
	CNB Financial Corp.	31,263	882,242
	CNO Financial Group, Inc.	184,317	3,116,800
	Codorus Valley Bancorp, Inc.	10,460	244,764
#	Cohen & Steers, Inc.	126,459	6,622,658
	Colony Bankcorp, Inc.	10,784	180,632
#	Columbia Banking System, Inc.	162,110	6,113,168
	Comerica, Inc.	198,601	14,537,593
#	Commerce Bancshares, Inc.	207,776	12,639,014
	Commercial National Financial Corp.	847	18,837
#	Community Bank System, Inc.	127,180	8,392,608
	Community Bankers Trust Corp.	39,875	317,405
	Community Financial Corp. (The)	9,835	319,933
*	Community First Bancshares, Inc.	8,736	87,797
	Community Trust Bancorp, Inc.	39,856	1,685,510
	Community West Bancshares	9,027	87,111
	ConnectOne Bancorp, Inc.	76,719	1,753,796
#*	Consumer Portfolio Services, Inc.	157,440	574,656
	County Bancorp, Inc.	12,334	220,285
#*	Cowen, Inc., Class A	33,497	588,207
#	Crawford & Co., Class A	72,006	743,822
	Crawford & Co., Class B	51,598	483,473
#*	Credit Acceptance Corp.	39,760	19,006,473
#	Cullen/Frost Bankers, Inc.	97,374	9,244,688
*	Customers Bancorp, Inc.	71,646	1,477,341
	CVB Financial Corp.	243,472	5,358,819
	Diamond Hill Investment Group, Inc.	7,514	1,059,098
	Dime Community Bancshares, Inc.	85,536	1,726,116
	Discover Financial Services	585,435	52,536,937
	DNB Financial Corp.	6,876	314,852
	Donegal Group, Inc., Class A	122,002	1,811,730
	Donegal Group, Inc., Class B	2,147	29,543
#*	Donnelley Financial Solutions, Inc.	92,759	1,264,305
	E*TRADE Financial Corp.	351,052	17,127,827
	Eagle Bancorp Montana, Inc.	9,395	166,949
#	Eagle Bancorp, Inc.	75,384	3,038,729
	East West Bancorp, Inc.	229,404	11,013,686
	Eaton Vance Corp.	208,695	9,286,928
*	eHealth, Inc.	38,274	3,970,928
*	Elevate Credit, Inc.	13,190	54,870
	Elmira Savings Bank	3,961	60,999
	EMC Insurance Group, Inc.	20,647	742,053
	Employers Holdings, Inc.	85,198	3,740,192
#*	Encore Capital Group, Inc.	79,748	2,869,333
*	Enova International, Inc.	115,389	3,109,734
*	Enstar Group, Ltd.	26,644	4,719,985
*	Entegra Financial Corp.	10,660	317,775

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Bancorp, Inc.	6,346	$193,870
	Enterprise Financial Services Corp.	57,525	2,397,642
*	Equity Bancshares, Inc., Class A	31,569	836,263
#	Erie Indemnity Co., Class A	65,666	14,628,415
*	Esquire Financial Holdings, Inc.	5,293	135,765
	ESSA Bancorp, Inc.	9,594	147,268
*	Essent Group, Ltd.	161,779	7,467,719
	Evans Bancorp, Inc.	8,471	313,935
#	Evercore, Inc., Class A	85,610	7,394,136
	Everest Re Group, Ltd.	39,665	9,782,976
#*	EZCORP, Inc., Class A	120,118	1,183,162
#	FactSet Research Systems, Inc.	44,893	12,448,829
#	Farmers & Merchants Bancorp, Inc.	1,121	32,105
	Farmers National Banc Corp.	12,843	187,636
	Fauquier Bankshares, Inc.	1,888	38,817
#	FB Financial Corp.	68,781	2,614,366
	FBL Financial Group, Inc., Class A	53,358	3,345,547
	Federal Agricultural Mortgage Corp., Class A	1,374	94,270
	Federal Agricultural Mortgage Corp., Class C	19,476	1,504,911
#	Federated Investors, Inc., Class B	236,400	8,214,900
	FedNat Holding Co.	36,099	450,877
*	FFBW, Inc.	6,165	61,712
#	Fidelity D&D Bancorp, Inc.	1,322	87,212
	Fidelity National Financial, Inc.	320,078	13,724,945
	Fifth Third Bancorp	1,073,009	31,857,637
	Financial Institutions, Inc.	41,909	1,290,378
	First American Financial Corp.	203,664	11,775,852
	First Bancorp	68,671	2,536,707
	First BanCorp	479,927	5,164,015
	First Bancorp of Indiana, Inc.	96	1,990
	First Bancorp, Inc.	19,676	515,708
	First Bancshares, Inc.	200	2,950
	First Bancshares, Inc. (The)	2,479	82,328
#	First Bank	12,512	142,387
	First Busey Corp.	123,663	3,342,611
	First Business Financial Services, Inc.	16,313	388,739
#	First Capital, Inc.	3,880	220,190
#	First Choice Bancorp	6,942	154,112
	First Citizens BancShares, Inc., Class A	21,322	9,957,800
	First Commonwealth Financial Corp.	249,865	3,440,641
	First Community Bancshares, Inc.	35,477	1,173,224
#	First Community Corp.	13,022	248,850
	First Defiance Financial Corp.	43,324	1,244,265
	First Financial Bancorp	233,511	5,952,195
#	First Financial Bankshares, Inc.	212,046	6,944,507
	First Financial Corp.	10,547	457,845
	First Financial Northwest, Inc.	14,137	208,945
	First Foundation, Inc.	93,666	1,408,737
	First Hawaiian, Inc.	177,102	4,739,250
	First Horizon National Corp.	519,849	8,525,524
	First Internet Bancorp	19,229	405,347
	First Interstate BancSystem, Inc., Class A	86,841	3,476,245
	First Merchants Corp.	124,123	4,891,687
#	First Mid Bancshares, Inc.	17,628	600,762
	First Midwest Bancorp, Inc.	236,280	5,110,736
	First Northwest Bancorp	19,278	309,797
	First of Long Island Corp. (The)	52,643	1,164,463
	First Republic Bank	144,439	14,351,459
	First Savings Financial Group, Inc.	905	54,798

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	11,701	$249,114
	First US Bancshares, Inc.	4,857	44,782
	FirstCash, Inc.	97,481	9,810,488
	Flagstar Bancorp, Inc.	129,652	4,470,401
	Flushing Financial Corp.	85,352	1,737,767
	FNB Corp.	525,072	6,327,118
#	Franklin Financial Network, Inc.	31,196	920,282
#	Franklin Resources, Inc.	482,880	15,756,374
	FS Bancorp, Inc.	7,982	393,513
#	Fulton Financial Corp.	386,777	6,575,209
#	GAIN Capital Holdings, Inc.	69,790	297,305
*	GAINSCO, Inc.	513	19,045
	GAMCO Investors, Inc., Class A	20,016	406,325
*	Genworth Financial, Inc., Class A	554,579	2,212,770
#	German American Bancorp, Inc.	55,052	1,736,891
	Glacier Bancorp, Inc.	156,747	6,569,267
	Global Indemnity, Ltd.	19,910	563,254
	Goldman Sachs Group, Inc. (The)	228,811	50,368,165
#	Goosehead Insurance, Inc., Class A	2,350	105,774
*	Great Elm Capital Group, Inc.	33,083	136,633
	Great Southern Bancorp, Inc.	32,348	1,939,586
#	Great Western Bancorp, Inc.	132,496	4,481,015
#*	Green Dot Corp., Class A	101,557	5,147,924
#	Greenhill & Co., Inc.	62,640	1,039,824
#*	Greenlight Capital Re, Ltd., Class A	68,604	572,843
	Guaranty Bancshares, Inc.	6,242	192,378
	Guaranty Federal Bancshares, Inc.	5,557	131,145
*	Hallmark Financial Services, Inc.	16,543	256,417
	Hamilton Lane, Inc., Class A	37,790	2,218,273
	Hancock Whitney Corp.	153,362	6,367,590
	Hanmi Financial Corp.	77,679	1,669,322
	Hanover Insurance Group, Inc. (The)	81,151	10,526,096
#*	HarborOne Bancorp, Inc.	4,356	83,417
	Harleysville Financial Corp.	1,916	44,547
	Hartford Financial Services Group, Inc. (The)	527,044	30,373,546
	Hawthorn Bancshares, Inc.	10,103	246,816
#	HCI Group, Inc.	21,758	872,278
	Heartland Financial USA, Inc.	79,259	3,811,565
#	Hennessy Advisors, Inc.	13,944	139,440
	Heritage Commerce Corp.	101,075	1,250,298
#	Heritage Financial Corp.	80,645	2,299,995
#	Heritage Insurance Holdings, Inc.	45,288	608,671
	Hilltop Holdings, Inc.	177,004	4,014,451
	Hingham Institution for Savings	3,261	628,688
*	HMN Financial, Inc.	6,890	146,068
	Home Bancorp, Inc.	11,983	447,685
#	Home BancShares, Inc.	340,401	6,695,688
	Home Federal Bancorp, Inc.	1,074	35,474
*	HomeStreet, Inc.	50,976	1,479,324
	HomeTrust Bancshares, Inc.	761	19,885
#	Hope Bancorp, Inc.	306,541	4,521,480
#*»	HopFed Bancorp, Inc.	8,711	175,414
	Horace Mann Educators Corp.	93,510	4,062,074
	Horizon Bancorp, Inc.	96,152	1,674,968
#	Houlihan Lokey, Inc.	56,137	2,582,302
#*	Howard Bancorp, Inc.	23,950	356,616
	Huntington Bancshares, Inc.	1,399,965	19,949,501
	IBERIABANK Corp.	87,670	6,888,232
*	ICC Holdings, Inc.	1,000	13,760

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	IF Bancorp, Inc.	2,750	$58,300
	Independence Holding Co.	3,485	132,082
	Independent Bank Corp.	55,436	4,310,703
	Independent Bank Corp.	53,637	1,166,068
	Independent Bank Group, Inc.	90,327	5,131,477
#	Interactive Brokers Group, Inc., Class A	187,946	9,634,112
	Intercontinental Exchange, Inc.	294,826	25,903,412
	International Bancshares Corp.	148,121	5,573,793
*	INTL. FCStone, Inc.	34,586	1,410,417
#	Invesco, Ltd.	461,420	8,854,650
	Investar Holding Corp.	18,232	439,574
	Investors Bancorp, Inc.	496,062	5,635,264
	Investors Title Co.	3,752	615,703
	James River Group Holdings, Ltd.	79,334	3,794,545
#	Janus Henderson Group P.L.C.	263,590	5,290,251
	Jefferies Financial Group, Inc.	412,078	8,789,624
	JPMorgan Chase & Co.	2,760,701	320,241,316
#	Kearny Financial Corp.	226,848	3,028,421
	Kemper Corp.	117,886	10,376,326
	Kentucky First Federal Bancorp	6,958	52,881
	KeyCorp	826,800	15,188,316
	Kingstone Cos., Inc.	16,836	142,769
	Kinsale Capital Group, Inc.	22,203	1,995,162
	Ladenburg Thalmann Financial Services, Inc.	23,786	73,499
	Lake Shore Bancorp, Inc.	2,985	44,327
	Lakeland Bancorp, Inc.	109,407	1,792,087
#	Lakeland Financial Corp.	51,149	2,352,343
	Landmark Bancorp, Inc.	5,949	141,289
	Lazard, Ltd., Class A	215,792	8,353,308
	LCNB Corp.	24,728	445,351
	LegacyTexas Financial Group, Inc.	106,780	4,563,777
	Legg Mason, Inc.	306,341	11,536,802
#*	LendingClub Corp.	189,286	2,797,647
#*	LendingTree, Inc.	11,083	3,574,711
#	Level One Bancorp, Inc.	5,277	124,326
*	Limestone Bancorp, Inc.	7,444	112,851
	Lincoln National Corp.	166,409	10,873,164
#	Live Oak Bancshares, Inc.	76,793	1,495,160
	Loews Corp.	248,834	13,322,572
	LPL Financial Holdings, Inc.	172,583	14,474,536
	M&T Bank Corp.	154,507	25,377,775
	Macatawa Bank Corp.	58,211	598,409
	Mackinac Financial Corp.	18,037	277,770
*	Magyar Bancorp, Inc.	3,261	38,480
#	Maiden Holdings, Ltd.	225,364	111,555
*	Malvern Bancorp, Inc.	13,382	284,234
#	Manning & Napier, Inc.	13,893	21,534
*	Markel Corp.	9,716	10,822,944
	MarketAxess Holdings, Inc.	38,493	12,973,681
	Marlin Business Services Corp.	24,496	568,552
	Marsh & McLennan Cos., Inc.	323,485	31,960,318
#*	MBIA, Inc.	296,282	2,764,311
	MBT Financial Corp.	37,339	402,514
	Mercantile Bank Corp.	33,990	1,142,064
	Mercury General Corp.	124,479	7,059,204
	Meridian Bancorp, Inc.	126,227	2,315,003
#	Meta Financial Group, Inc.	84,877	2,620,153
	MetLife, Inc.	488,210	24,127,338
*	Metropolitan Bank Holding Corp.	930	39,032

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	MGIC Investment Corp.	174,562	$2,243,122
#	Mid Penn Bancorp, Inc.	997	25,972
	Middlefield Banc Corp.	5,129	223,830
	Midland States Bancorp, Inc.	16,373	444,036
#	MidSouth Bancorp, Inc.	29,879	365,420
	MidWestOne Financial Group, Inc.	8,794	273,230
*	MMA Capital Holdings, Inc.	10,053	322,500
#	Moelis & Co., Class A	103,565	3,773,909
	Moody's Corp.	129,454	27,747,170
	Morgan Stanley	868,424	38,696,973
	Morningstar, Inc.	77,454	11,771,459
#*	Mr Cooper Group, Inc.	20,870	158,821
	MSB Financial Corp.	7,116	115,635
	MSCI, Inc.	122,738	27,890,983
	MutualFirst Financial, Inc.	17,603	573,682
	MVB Financial Corp.	11,258	196,002
	Nasdaq, Inc.	222,754	21,466,803
	National Bank Holdings Corp., Class A	82,515	2,993,644
	National General Holdings Corp.	186,984	4,624,114
*	National Holdings Corp.	4,900	13,034
	National Security Group, Inc. (The)	312	3,491
	National Western Life Group, Inc., Class A	7,419	1,995,711
	Navient Corp.	636,655	9,008,668
#	NBT Bancorp, Inc.	100,955	3,906,959
	Nelnet, Inc., Class A	74,678	4,671,856
#	New York Community Bancorp, Inc.	742,765	8,564,080
»	NewStar Financial, Inc.	71,934	6,999
*	NI Holdings, Inc.	7,592	127,622
*	Nicholas Financial, Inc.	9,629	80,691
*	Nicolet Bankshares, Inc.	856	56,248
*	NMI Holdings, Inc., Class A	135,194	3,363,627
*	Northeast Bank	13,845	303,898
	Northeast Community Bancorp, Inc.	5,056	58,144
	Northern Trust Corp.	233,466	22,879,668
	Northfield Bancorp, Inc.	130,203	2,037,677
	Northrim BanCorp, Inc.	8,802	343,014
#	Northwest Bancshares, Inc.	236,085	4,048,858
	Norwood Financial Corp.	3,204	110,922
#	Oak Valley Bancorp	4,232	79,308
	OceanFirst Financial Corp.	114,040	2,782,576
	Oconee Federal Financial Corp.	365	8,578
*	Ocwen Financial Corp.	122,431	232,619
	OFG Bancorp	119,151	2,696,387
	Ohio Valley Banc Corp.	1,527	55,064
	Old Line Bancshares, Inc.	29,010	819,242
#	Old National Bancorp	352,951	6,215,467
	Old Point Financial Corp.	2,092	47,279
	Old Republic International Corp.	474,428	10,821,703
	Old Second Bancorp, Inc.	4,388	57,658
*	On Deck Capital, Inc.	180,875	647,533
	OneMain Holdings, Inc.	299,718	12,423,311
	Oppenheimer Holdings, Inc., Class A	13,697	399,131
	Opus Bank	78,411	1,757,191
#	Oritani Financial Corp.	107,770	1,950,637
	Orrstown Financial Services, Inc.	21,101	482,580
*	Pacific Mercantile Bancorp	39,209	302,693
	Pacific Premier Bancorp, Inc.	138,231	4,372,247
	PacWest Bancorp	172,640	6,669,083
#	Park National Corp.	30,787	2,912,142

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Parke Bancorp, Inc.	23,581	$565,237
	Pathfinder Bancorp, Inc.	4,141	54,992
	Patriot National Bancorp, Inc.	1,773	25,620
	PB Bancorp, Inc.	8,605	96,720
	PCSB Financial Corp.	16,500	320,760
	Peapack Gladstone Financial Corp.	40,657	1,155,879
	Penns Woods Bancorp, Inc.	7,804	353,989
#	Pennymac Financial Services, Inc.	119,598	2,871,548
	Peoples Bancorp of North Carolina, Inc.	3,272	88,737
	Peoples Bancorp, Inc.	44,002	1,426,105
#	People's United Financial, Inc.	586,711	9,633,795
	People's Utah Bancorp	10,857	328,967
#	Pinnacle Financial Partners, Inc.	122,639	7,449,093
	Piper Jaffray Cos.	33,328	2,576,254
	PJT Partners, Inc., Class A	34,315	1,446,720
	Plumas Bancorp	8,499	208,650
	PNC Financial Services Group, Inc. (The)	276,038	39,445,830
#*	Ponce de Leon Federal Bank	22,093	317,697
	Popular, Inc.	173,425	9,982,343
#*	PRA Group, Inc.	99,155	3,086,695
	Preferred Bank	32,744	1,774,397
	Premier Financial Bancorp, Inc.	16,908	264,103
	Primerica, Inc.	105,496	12,943,304
	Principal Financial Group, Inc.	352,310	20,448,072
	ProAssurance Corp.	120,584	4,713,629
	Progressive Corp. (The)	433,468	35,102,239
#	Prosperity Bancshares, Inc.	113,095	7,847,662
	Protective Insurance Corp., Class A	1,488	24,329
	Protective Insurance Corp., Class B	8,934	147,858
#*	Provident Bancorp, Inc.	12,252	338,768
#	Provident Financial Holdings, Inc.	6,264	130,103
	Provident Financial Services, Inc.	153,221	3,704,884
	Prudential Bancorp, Inc.	14,780	270,031
	Prudential Financial, Inc.	247,325	25,056,496
	Pzena Investment Management, Inc., Class A	8,560	69,678
	QCR Holdings, Inc.	28,641	1,095,805
	Radian Group, Inc.	139,181	3,173,327
*	Randolph Bancorp, Inc.	7,527	112,980
	Raymond James Financial, Inc.	183,943	14,838,682
	RBB Bancorp	1,052	21,145
*	Regional Management Corp.	32,863	792,984
	Regions Financial Corp.	1,299,652	20,703,456
	Reinsurance Group of America, Inc.	76,308	11,897,943
	RenaissanceRe Holdings, Ltd.	65,351	11,838,334
	Renasant Corp.	128,927	4,627,190
	Republic Bancorp, Inc., Class A	24,323	1,161,910
*	Republic First Bancorp, Inc.	94,774	412,267
	Riverview Bancorp, Inc.	39,490	335,665
	RLI Corp.	73,109	6,589,314
	S&P Global, Inc.	192,072	47,048,036
#	S&T Bancorp, Inc.	77,876	2,964,739
#*	Safeguard Scientifics, Inc.	45,232	528,310
	Safety Insurance Group, Inc.	37,595	3,709,123
	Salisbury Bancorp, Inc.	4,314	166,089
	Sandy Spring Bancorp, Inc.	80,469	2,932,290
	Santander Consumer USA Holdings, Inc.	563,100	15,153,021
#	SB Financial Group, Inc.	9,396	155,598
	SB One Bancorp	21,162	484,821
*	Seacoast Banking Corp. of Florida	56,533	1,528,652

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	16,553	$84,586
	SEI Investments Co.	247,605	14,754,782
*	Select Bancorp, Inc.	35,213	399,668
	Selective Insurance Group, Inc.	111,647	8,395,854
#	ServisFirst Bancshares, Inc.	103,724	3,532,839
	Severn Bancorp, Inc.	18,007	151,619
	Shore Bancshares, Inc.	22,006	360,898
#*	Siebert Financial Corp.	3,562	42,103
	Sierra Bancorp	30,918	806,032
	Signature Bank	68,898	8,781,739
	Silvercrest Asset Management Group, Inc., Class A	13,090	187,580
	Simmons First National Corp., Class A	207,754	5,349,666
	SLM Corp.	949,216	8,647,358
*	SmartFinancial, Inc.	6,993	151,678
	Sound Financial Bancorp, Inc.	2,778	97,230
#	South State Corp.	70,122	5,614,669
*	Southern First Bancshares, Inc.	15,008	612,026
	Southern Missouri Bancorp, Inc.	4,768	166,165
	Southern National Bancorp of Virginia, Inc.	27,200	433,024
#	Southside Bancshares, Inc.	77,652	2,688,312
	Southwest Georgia Financial Corp.	1,301	26,671
*	Spirit of Texas Bancshares, Inc.	2,893	62,026
	Standard AVB Financial Corp.	3,205	88,298
	State Auto Financial Corp.	95,042	3,286,552
	State Street Corp.	256,609	14,906,417
	Sterling Bancorp	395,704	8,646,132
	Stewardship Financial Corp.	8,682	133,790
	Stewart Information Services Corp.	63,842	2,415,143
	Stifel Financial Corp.	125,704	7,518,356
	Stock Yards Bancorp, Inc.	53,081	2,030,348
	Summit Financial Group, Inc.	3,353	89,223
#	Summit State Bank	6,914	84,697
	SunTrust Banks, Inc.	360,892	24,035,407
*	SVB Financial Group	72,247	16,759,137
	Synchrony Financial	929,860	33,363,377
	Synovus Financial Corp.	362,269	13,827,808
	T Rowe Price Group, Inc.	316,998	35,944,403
	TCF Financial Corp.	348,119	7,442,784
	TCF Financial Corp.	114,472	4,812,403
	TD Ameritrade Holding Corp.	215,035	10,988,288
	Territorial Bancorp, Inc.	18,613	535,124
	Teton Advisors, Inc., Class A	29	1,639
*	Texas Capital Bancshares, Inc.	97,717	6,149,331
#	TFS Financial Corp.	212,789	3,821,690
	TheStreet, Inc.	6,865	42,838
*	Third Point Reinsurance, Ltd.	213,191	2,148,965
	Timberland Bancorp, Inc.	15,487	428,061
	Tiptree, Inc.	80,023	546,557
	Tompkins Financial Corp.	29,901	2,450,985
	Torchmark Corp.	88,580	8,089,126
	Towne Bank	160,066	4,504,257
	Travelers Cos., Inc. (The)	309,053	45,313,351
	TriCo Bancshares	66,785	2,521,134
#*	TriState Capital Holdings, Inc.	66,192	1,390,032
*	Triumph Bancorp, Inc.	58,000	1,810,180
#*	Trupanion, Inc.	10,562	339,674
	TrustCo Bank Corp. NY	237,789	1,926,091
#	Trustmark Corp.	149,722	5,321,120
	Two River Bancorp	13,748	195,359

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp.	1,013,452	$57,918,782
#	UMB Financial Corp.	80,523	5,496,500
	Umpqua Holdings Corp.	366,755	6,403,542
*	Unico American Corp.	100	602
	Union Bankshares, Inc.	863	28,643
	United Bancorp, Inc.	4,611	52,058
	United Bancshares, Inc.	3,436	75,214
#	United Bankshares, Inc.	170,828	6,421,425
	United Community Banks, Inc.	175,819	5,046,005
	United Community Financial Corp.	113,049	1,150,839
	United Financial Bancorp, Inc.	105,045	1,506,345
#	United Fire Group, Inc.	55,466	2,899,208
#	United Insurance Holdings Corp.	95,897	1,086,513
	United Security Bancshares	27,970	299,838
	Unity Bancorp, Inc.	24,003	497,102
#	Universal Insurance Holdings, Inc.	92,219	2,287,953
	Univest Financial Corp.	63,661	1,748,131
	Unum Group	281,779	9,002,839
#	Valley National Bancorp	531,679	5,933,538
	Value Line, Inc.	2,920	76,212
#	Veritex Holdings, Inc.	74,410	1,904,152
*	Victory Capital Holdings, Inc., Class A	28,339	506,418
#	Virtu Financial, Inc., Class A	147,051	3,188,066
#	Virtus Investment Partners, Inc.	19,564	2,096,478
	Voya Financial, Inc.	220,302	12,374,363
	VSB Bancorp, Inc.	169	3,415
#	Waddell & Reed Financial, Inc., Class A	201,451	3,525,393
	Walker & Dunlop, Inc.	82,766	4,828,568
	Washington Federal, Inc.	197,751	7,233,732
	Washington Trust Bancorp, Inc.	32,597	1,637,347
	Waterstone Financial, Inc.	59,896	1,012,242
	Webster Financial Corp.	164,857	8,407,707
#	Wellesley Bank	2,742	85,688
	Wells Fargo & Co.	3,514,207	170,122,761
	WesBanco, Inc.	110,808	4,053,357
	West Bancorporation, Inc.	35,687	755,851
#	Westamerica Bancorporation	52,898	3,390,762
*	Western Alliance Bancorp	209,110	10,338,398
	Western New England Bancorp, Inc.	58,206	543,644
	Westwood Holdings Group, Inc.	18,495	578,894
	White Mountains Insurance Group, Ltd.	7,093	7,632,068
	Willis Towers Watson P.L.C.	99,224	19,370,509
	Wintrust Financial Corp.	100,877	7,216,741
#	WisdomTree Investments, Inc.	253,470	1,571,514
#*	World Acceptance Corp.	22,745	2,882,474
	WR Berkley Corp.	233,508	16,203,120
	WSFS Financial Corp.	121,870	5,163,632
	WVS Financial Corp.	803	13,820
#	Zions Bancorp NA	229,221	10,330,990
TOTAL FINANCIALS			3,957,545,413
HEALTH CARE — (10.6%)
	Abbott Laboratories	831,384	72,413,546
	AbbVie, Inc.	823,970	54,892,881
*	Abeona Therapeutics, Inc.	6,035	15,631
*	ABIOMED, Inc.	38,874	10,828,741
#*	Acadia Healthcare Co., Inc.	184,143	5,881,527
*	Acceleron Pharma Inc.	6,292	274,709
#*	Accuray, Inc.	69,870	289,262

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Achillion Pharmaceuticals, Inc.	281,426	$1,241,089
#*	Aclaris Therapeutics, Inc.	59,564	76,242
#*	Acorda Therapeutics, Inc.	180,699	1,252,244
*	Addus HomeCare Corp.	21,078	1,698,676
*	Aduro Biotech, Inc.	35,083	46,310
#*	Adverum Biotechnologies, Inc.	122,797	1,646,708
#*	Aeglea BioTherapeutics, Inc.	41,751	374,089
*	Affimed NV	28,571	85,713
	Agilent Technologies, Inc.	232,905	16,165,936
#*	Agios Pharmaceuticals, Inc.	38,210	1,838,283
#*	Akebia Therapeutics, Inc.	88,384	370,329
#*	Akorn, Inc.	219,108	815,082
*	Albireo Pharma, Inc.	12,248	317,101
#*	Alder Biopharmaceuticals, Inc.	64,958	657,375
#*	Aldeyra Therapeutics, Inc.	14,233	77,997
*	Alexion Pharmaceuticals, Inc.	134,555	15,243,736
*	Align Technology, Inc.	89,519	18,716,632
#*	Alkermes P.L.C.	89,787	2,079,467
*	Allena Pharmaceuticals, Inc.	20,857	85,305
	Allergan P.L.C.	199,111	31,957,315
#*	Allscripts Healthcare Solutions, Inc.	385,394	3,969,558
#*	Alnylam Pharmaceuticals, Inc.	51,995	4,034,292
#*	Alphatec Holdings, Inc.	18,887	88,769
*	Alpine Immune Sciences, Inc.	6,024	25,542
#*	AMAG Pharmaceuticals, Inc.	25,767	212,835
*	Amedisys, Inc.	52,142	7,189,860
#*	American Renal Associates Holdings, Inc.	20,661	159,090
*	American Shared Hospital Services	797	2,407
	AmerisourceBergen Corp.	232,079	20,225,685
	Amgen, Inc.	523,869	97,743,478
*	AMN Healthcare Services, Inc.	109,431	5,841,427
*	Amphastar Pharmaceuticals, Inc.	77,541	1,562,451
#*	AnaptysBio, Inc.	33,596	1,804,441
*	AngioDynamics, Inc.	99,229	2,022,287
#*	ANI Pharmaceuticals, Inc.	27,938	2,363,275
#*	Anika Therapeutics, Inc.	32,173	1,772,411
	Anthem, Inc.	160,952	47,418,069
#*	Apollo Endosurgery, Inc.	22,845	62,367
*	Applied Genetic Technologies Corp.	28,810	111,207
#*	Aptevo Therapeutics, Inc.	33,737	30,026
	Apyx Medical Corp.	36,578	264,825
*	Aquinox Pharmaceuticals, Inc.	17,470	46,645
*	Aravive, Inc.	8,431	55,223
*	Ardelyx, Inc.	117,663	283,568
#*	Arena Pharmaceuticals, Inc.	81,180	5,088,362
*	Assembly Biosciences, Inc.	21,294	266,175
#*	Assertio Therapeutics, Inc.	164,605	564,595
#*	Atara Biotherapeutics, Inc.	74,963	1,069,722
#	Atrion Corp.	3,292	2,533,194
*	Audentes Therapeutics, Inc.	71,429	2,780,017
#*	Avanos Medical, Inc.	109,368	4,453,465
	Baxter International, Inc.	228,957	19,225,519
	Becton Dickinson and Co.	115,693	29,247,190
*	Biogen, Inc.	129,507	30,799,355
*	BioMarin Pharmaceutical, Inc.	68,218	5,411,052
*	Bio-Rad Laboratories, Inc., Class A	33,219	10,460,663
#*	BioScrip, Inc.	160,655	454,654
*	BioSpecifics Technologies Corp.	11,512	668,847
	Bio-Techne Corp.	47,687	10,021,423

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioTelemetry, Inc.	55,946	$2,626,665
#*	Bluebird Bio, Inc.	35,730	4,688,848
#*	Blueprint Medicines Corp.	4,964	497,145
*	Boston Scientific Corp.	641,411	27,234,311
#	Bristol-Myers Squibb Co.	982,403	43,628,517
*	Brookdale Senior Living, Inc.	1,845,252	14,374,513
	Bruker Corp.	305,673	14,626,453
*	Caladrius Biosciences, Inc.	10,038	28,307
*	Calithera Biosciences, Inc.	69,597	295,091
#*	Cambrex Corp.	81,456	3,567,773
#	Cantel Medical Corp.	68,835	6,352,094
#*	Capital Senior Living Corp.	94,573	505,020
	Cardinal Health, Inc.	393,346	17,987,713
*	Cardiovascular Systems, Inc.	22,906	1,049,782
*	Castlight Health, Inc., Class B	145,585	234,392
#*	Catabasis Pharmaceuticals, Inc.	12,100	85,668
#*	Catalent, Inc.	308,622	17,434,057
#*	Catalyst Biosciences, Inc.	16,510	135,217
*	Celgene Corp.	549,275	50,456,401
#*	Celldex Therapeutics, Inc.	74,757	162,970
*	Centene Corp.	376,374	19,605,322
	Cerner Corp.	384,722	27,565,331
*	Charles River Laboratories International, Inc.	104,376	14,042,747
*	Chembio Diagnostics, Inc.	4,096	24,781
	Chemed Corp.	27,327	11,078,093
#*	ChemoCentryx, Inc.	22,140	176,677
#*	Chiasma, Inc.	27,690	152,018
*	Chimerix, Inc.	88,729	319,424
*	Cigna Corp.	353,410	60,051,427
#*	Clearside Biomedical, Inc.	16,471	18,612
#*	Cocrystal Pharma, Inc.	31,652	67,102
#*	Collegium Pharmaceutical, Inc.	28,620	313,961
#*	Community Health Systems, Inc.	231,802	475,194
#	Computer Programs & Systems, Inc.	26,388	681,074
*	Concert Pharmaceuticals, Inc.	47,290	475,737
	CONMED Corp.	54,334	4,746,075
	Cooper Cos., Inc. (The)	43,277	14,601,660
#*	Corcept Therapeutics, Inc.	180,003	2,026,834
*	CorVel Corp.	44,453	3,787,396
#*	Corvus Pharmaceuticals, Inc.	14,435	56,441
#*	Covetrus, Inc.	55,861	1,322,230
*	Cross Country Healthcare, Inc.	79,456	754,037
*	CryoLife, Inc.	61,870	1,783,093
*	Cumberland Pharmaceuticals, Inc.	22,381	130,929
*	Cutera, Inc.	11,803	301,685
	CVS Health Corp.	899,996	50,282,776
*	Cymabay Therapeutics, Inc.	94,257	582,508
	Danaher Corp.	269,100	37,808,550
*	DaVita, Inc.	264,243	15,814,944
#*	Deciphera Pharmaceuticals, Inc.	61,527	1,359,747
#*	Denali Therapeutics, Inc.	3,507	74,874
	DENTSPLY SIRONA, Inc.	198,054	10,784,040
#*	Dermira, Inc.	32,583	287,056
#*	DexCom, Inc.	39,709	6,229,151
	Digirad Corp.	957	5,120
#*	Diplomat Pharmacy, Inc.	161,844	852,918
#*	Eagle Pharmaceuticals, Inc.	13,359	732,875
*	Edwards Lifesciences Corp.	92,916	19,777,171
#*	Elanco Animal Health, Inc.	339,342	11,184,712

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Electromed, Inc.	2,121	$11,305
	Eli Lilly & Co.	477,114	51,981,570
#*	Emergent BioSolutions, Inc.	97,613	4,308,638
*	Enanta Pharmaceuticals, Inc.	24,090	1,807,232
	Encompass Health Corp.	248,121	15,840,045
#*	Endo International P.L.C.	473,498	1,500,989
*	Endologix, Inc.	6,465	44,608
#*	Enochian Biosciences, Inc.	1,776	8,685
	Ensign Group, Inc. (The)	115,219	6,943,097
#*	Enzo Biochem, Inc.	126,162	493,293
#*	Evolent Health, Inc., Class A	194,330	1,325,331
#*	Exact Sciences Corp.	69,171	7,962,274
*	Exelixis, Inc.	555,409	11,813,549
#*	FibroGen, Inc.	17,122	809,186
*	Five Prime Therapeutics, Inc.	74,894	382,708
#*	Five Star Senior Living, Inc.	3,459	1,610
#*	Flexion Therapeutics, Inc.	25,322	254,233
*	FONAR Corp.	12,822	314,652
*	Fulgent Genetics, Inc.	16,288	108,478
#*	G1 Therapeutics, Inc.	7,998	198,430
*	Genomic Health, Inc.	20,129	1,468,813
	Gilead Sciences, Inc.	965,652	63,269,519
#*	Global Blood Therapeutics, Inc.	83,768	4,590,486
*	Globus Medical, Inc., Class A	151,444	6,902,817
#*	GlycoMimetics, Inc.	64,840	598,473
#*	Guardant Health, Inc.	4,428	416,188
*	Haemonetics Corp.	84,341	10,296,349
#*	Hanger, Inc.	41,296	712,356
#*	Harvard Bioscience, Inc.	57,899	143,589
	HCA Healthcare, Inc.	136,629	18,241,338
#*	HealthEquity, Inc.	71,172	5,834,681
*	HealthStream, Inc.	51,968	1,467,576
#*	Henry Schein, Inc.	139,654	9,292,577
#*	Heska Corp.	11,112	890,516
	Hill-Rom Holdings, Inc.	133,627	14,249,983
*	HMS Holdings Corp.	142,103	4,959,395
*	Hologic, Inc.	471,837	24,181,646
*	Horizon Therapeutics P.L.C.	326,256	8,120,512
	Humana, Inc.	106,580	31,627,615
*	Icad, Inc.	1,228	7,822
#*	ICU Medical, Inc.	22,190	5,646,024
*	IDEXX Laboratories, Inc.	80,866	22,808,255
*	Illumina, Inc.	61,070	18,283,137
*	Incyte Corp.	74,983	6,367,556
#*	Infinity Pharmaceuticals, Inc.	57,909	85,126
*	InfuSystem Holdings, Inc.	25,741	114,290
#*	Innoviva, Inc.	205,367	2,439,760
#*	Inogen, Inc.	26,156	1,608,594
#*	Inovio Pharmaceuticals, Inc.	88,995	245,626
#*	Insmed, Inc.	60,642	1,331,092
*	Inspire Medical Systems, Inc.	21,902	1,481,232
#*	Insulet Corp.	33,722	4,145,783
*	Integer Holdings Corp.	59,942	5,246,723
#*	Integra LifeSciences Holdings Corp.	132,246	8,383,074
#*	Intellia Therapeutics, Inc.	73,780	1,335,418
#*	Intra-Cellular Therapies, Inc.	87,441	730,132
#*	IntriCon Corp.	11,634	209,179
*	Intuitive Surgical, Inc.	44,105	22,912,989
#	Invacare Corp.	147,262	787,852

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ionis Pharmaceuticals, Inc.	84,074	$5,537,114
#*	Iovance Biotherapeutics, Inc.	44,667	1,098,362
*	IQVIA Holdings, Inc.	107,117	17,049,813
*	iRadimed Corp.	1,881	44,918
#*	IRIDEX Corp.	6,830	23,495
	IVERIC bio, Inc.	57,675	68,633
*	Jazz Pharmaceuticals P.L.C.	111,091	15,483,864
	Johnson & Johnson	1,821,795	237,234,145
#*	Jounce Therapeutics, Inc.	49,248	235,898
#*	Kala Pharmaceuticals, Inc.	15,464	90,928
#*	KalVista Pharmaceuticals, Inc.	4,815	79,881
#*	Karyopharm Therapeutics, Inc.	93,157	820,713
	Kewaunee Scientific Corp.	3,487	63,638
#*	Kindred Biosciences, Inc.	65,008	443,355
*	Kodiak Sciences, Inc.	1,840	22,650
#*	Kura Oncology, Inc.	36,608	699,945
*	Laboratory Corp. of America Holdings	122,713	20,556,882
#*	Lannett Co., Inc.	68,351	483,242
*	Lantheus Holdings, Inc.	82,018	1,855,247
#	LeMaitre Vascular, Inc.	34,567	1,143,822
#*	LHC Group, Inc.	68,453	8,664,781
#*	Ligand Pharmaceuticals, Inc.	19,676	1,800,551
#*	Lipocine, Inc.	19,043	35,991
#*	LivaNova P.L.C.	98,301	7,574,092
	Luminex Corp.	76,720	1,667,126
#*	MacroGenics, Inc.	81,108	1,167,144
#*	Madrigal Pharmaceuticals, Inc.	3,739	326,377
*	Magellan Health, Inc.	55,667	3,915,617
#*	Mallinckrodt P.L.C.	276,373	1,882,100
*	Marinus Pharmaceuticals, Inc.	11,757	12,933
*	Masimo Corp.	88,017	13,893,483
	McKesson Corp.	257,939	35,840,624
*	Medidata Solutions, Inc.	46,651	4,262,502
*	MEDNAX, Inc.	143,622	3,528,793
#*	Medpace Holdings, Inc.	68,786	5,417,585
	Medtronic P.L.C.	608,117	61,991,447
*	MEI Pharma, Inc.	37,625	63,962
#*	Melinta Therapeutics, Inc.	28,414	112,804
	Merck & Co., Inc.	1,526,932	126,720,087
	Meridian Bioscience, Inc.	82,780	989,221
*	Merit Medical Systems, Inc.	83,375	3,289,977
#*	Merrimack Pharmaceuticals, Inc.	29,023	178,201
#	Mesa Laboratories, Inc.	4,842	1,218,635
*	Mettler-Toledo International, Inc.	26,194	19,822,309
*	Micron Solutions, Inc.	1,150	2,783
#*	Minerva Neurosciences, Inc.	85,640	568,650
#*	Misonix, Inc.	2,220	52,681
#*	Molecular Templates, Inc.	12,545	82,421
*	Molina Healthcare, Inc.	125,899	16,716,869
#*	Momenta Pharmaceuticals, Inc.	159,923	1,807,130
*	Mylan NV	585,827	12,243,784
#*	MyoKardia Inc.	229	12,464
*	Myriad Genetics, Inc.	137,979	4,020,708
#*	Nabriva Therapeutics P.L.C.	17,979	42,700
	National HealthCare Corp.	33,169	2,905,604
	National Research Corp.	14,408	971,387
*	Natus Medical, Inc.	56,655	1,760,271
#*	Nektar Therapeutics	113,725	3,236,613
*	Neogen Corp.	58,369	4,167,547

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	NeoGenomics, Inc.	68,515	$1,669,711
#*	Neurocrine Biosciences, Inc.	44,205	4,260,920
#*	Neurotrope, Inc.	9,409	49,774
#*	NewLink Genetics Corp.	8,556	15,144
*	NextGen Healthcare, Inc.	124,918	2,043,658
#*	Novocure, Ltd.	47,146	3,923,490
#*	NuVasive, Inc.	99,308	6,613,913
#*	Nuvectra Corp.	28,943	61,359
*	Omnicell, Inc.	64,005	4,813,816
#*	OPKO Health, Inc.	332,514	701,605
*	OraSure Technologies, Inc.	102,956	859,683
*	Orthofix Medical, Inc.	35,988	1,923,559
*	Otonomy, Inc.	49,801	141,435
#*	Ovid therapeutics, Inc.	9,993	20,386
#	Owens & Minor, Inc.	391,389	1,060,664
#*	Oxford Immunotec Global P.L.C.	5,489	70,808
*	Pacira BioSciences, Inc.	31,767	1,394,254
#	Patterson Cos., Inc.	212,057	4,198,729
#*	PDL BioPharma, Inc.	353,194	1,017,199
#*	Penumbra, Inc.	16,840	2,822,384
	PerkinElmer, Inc.	92,646	7,978,673
#	Perrigo Co. P.L.C.	146,659	7,921,053
#*	PetIQ, Inc.	34,700	1,188,128
*	Pfenex, Inc.	42,237	248,354
	Pfizer, Inc.	3,721,921	144,559,412
	Phibro Animal Health Corp., Class A	43,519	1,354,746
*	Pieris Pharmaceuticals, Inc.	7,369	40,529
#*	PolarityTE, Inc.	3,100	14,756
*	PRA Health Sciences, Inc.	111,160	11,105,996
#*	Premier, Inc., Class A	147,531	5,716,826
#*	Prestige Consumer Healthcare, Inc.	119,397	4,131,136
*	Pro-Dex, Inc.	7,945	112,978
#*	Progenics Pharmaceuticals, Inc.	48,282	259,757
	ProPhase Labs, Inc.	62	126
*	Protagonist Therapeutics, Inc.	31,280	344,706
#*	Prothena Corp. P.L.C.	89,478	837,514
*	Providence Service Corp. (The)	27,818	1,550,575
	Psychemedics Corp.	1,300	11,713
#*	PTC Therapeutics, Inc.	11,683	562,770
	Quest Diagnostics, Inc.	174,222	17,784,582
*	Quidel Corp.	67,202	3,966,934
#*	Quorum Health Corp.	50,777	84,290
*	Ra Pharmaceuticals, Inc.	16,064	546,819
#*	RadNet, Inc.	69,278	1,020,465
*	Regeneron Pharmaceuticals, Inc.	38,513	11,737,222
#*	REGENXBIO, Inc.	63,897	2,837,666
#*	Repligen Corp.	71,937	6,790,133
	ResMed, Inc.	98,784	12,713,501
#*	Retrophin, Inc.	67,319	1,332,243
#*	Revance Therapeutics, Inc.	3,971	49,955
#*	Rhythm Pharmaceuticals, Inc.	10,598	204,011
#*	Rigel Pharmaceuticals, Inc.	238,229	543,162
*	RTI Surgical Holdings, Inc.	126,183	537,540
#*	Sage Therapeutics, Inc.	38,498	6,172,769
#*	Sangamo Therapeutics, Inc.	185,502	2,227,879
#*	Sarepta Therapeutics, Inc.	64,379	9,582,814
#*	Savara, Inc.	900	2,286
*	SeaSpine Holdings Corp.	27,772	352,982
#*	Seattle Genetics, Inc.	57,589	4,360,063

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Select Medical Holdings Corp.	262,281	$4,390,584
*	Sensus Healthcare, Inc.	5,921	29,546
*	Sharps Compliance Corp.	6,172	22,898
#*	Sierra Oncology, Inc.	19,716	10,278
#*	Soleno Therapeutics, Inc.	3,848	8,466
#*	Spark Therapeutics, Inc.	38,429	3,843,669
#*	Spectrum Pharmaceuticals, Inc.	102,613	777,807
#*	Spero Therapeutics, Inc.	3,391	35,232
#*	STAAR Surgical Co.	18,822	551,673
	STERIS P.L.C.	100,355	14,938,845
	Stryker Corp.	161,149	33,805,837
#*	Supernus Pharmaceuticals, Inc.	116,783	3,897,049
*	Surmodics, Inc.	23,848	994,462
#*	Syndax Pharmaceuticals, Inc.	40,982	393,427
#*	Syneos Health, Inc.	190,964	9,756,351
#*	Synlogic, Inc.	83,691	469,506
#*	Syros Pharmaceuticals, Inc.	10,451	78,173
#*	Tactile Systems Technology, Inc.	12,540	724,060
#	Taro Pharmaceutical Industries, Ltd.	49,694	4,013,784
#*	Teladoc Health, Inc.	41,477	2,830,390
	Teleflex, Inc.	44,089	14,978,797
#*	Tenet Healthcare Corp.	256,009	6,034,132
#*	Tetraphase Pharmaceuticals, Inc.	92,115	31,669
	Thermo Fisher Scientific, Inc.	190,144	52,799,186
#*	Tivity Health, Inc.	108,333	1,890,411
#*	TransEnterix, Inc.	23,831	32,648
*	Triple-S Management Corp., Class B	65,795	1,577,766
#*	Ultragenyx Pharmaceutical Inc.	7,776	468,582
*	United Therapeutics Corp.	119,204	9,445,725
	UnitedHealth Group, Inc.	577,060	143,693,711
	Universal Health Services, Inc., Class B	153,148	23,103,907
#	US Physical Therapy, Inc.	19,315	2,493,180
#	Utah Medical Products, Inc.	6,578	598,532
#*	Vanda Pharmaceuticals, Inc.	89,127	1,109,631
*	Varex Imaging Corp.	78,828	2,505,942
*	Varian Medical Systems, Inc.	74,602	8,756,037
#*	VBI Vaccines, Inc.	6,513	4,767
*	Veeva Systems, Inc., Class A	81,129	13,459,301
#*	Verastem, Inc.	112,442	168,663
*	Vertex Pharmaceuticals, Inc.	96,440	16,068,833
#*	Viking Therapeutics, Inc.	64,977	499,673
#*	Vocera Communications, Inc.	6,850	175,839
*	Waters Corp.	56,589	11,915,380
*	WellCare Health Plans, Inc.	66,362	19,062,484
	West Pharmaceutical Services, Inc.	84,617	11,615,376
#*	Wright Medical Group NV	87,463	2,524,182
#*	XBiotech, Inc.	2,517	17,720
#*	Xencor, Inc.	91,040	4,007,581
*	Zafgen, Inc.	48,149	43,816
	Zimmer Biomet Holdings, Inc.	162,348	21,938,085
	Zoetis, Inc.	369,765	42,482,301
#*	Zogenix, Inc.	68,863	3,317,131
#*	Zynerba Pharmaceuticals, Inc.	7,495	79,372
TOTAL HEALTH CARE			2,966,451,613
INDUSTRIALS — (12.0%)
	3M Co.	451,022	78,802,564
#	AAON, Inc.	88,548	4,498,238
	AAR Corp.	77,483	3,243,438

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	ABM Industries, Inc.	148,360	$6,244,472
*	Acacia Research Corp.	41,555	115,938
	ACCO Brands Corp.	224,566	2,196,255
	Acme United Corp.	3,771	78,437
#	Actuant Corp., Class A	107,769	2,467,910
	Acuity Brands, Inc.	80,930	10,862,425
#	ADT, Inc.	142,705	906,177
*	Advanced Disposal Services, Inc.	136,482	4,417,922
	Advanced Drainage Systems, Inc.	120,704	3,974,783
#*	AECOM	269,887	9,702,438
#*	Aegion Corp.	66,443	1,252,451
*	AeroCentury Corp.	691	5,528
#*	Aerojet Rocketdyne Holdings, Inc.	157,466	6,726,948
#*	Aerovironment, Inc.	43,626	2,392,886
	AGCO Corp.	161,508	12,436,116
#	Air Lease Corp.	227,500	9,507,225
#*	Air T, Inc.	3,463	60,845
*	Air Transport Services Group, Inc.	169,195	3,943,935
	Aircastle, Ltd.	175,698	3,652,761
	Alamo Group, Inc.	23,124	2,263,608
	Alaska Air Group, Inc.	251,556	15,938,588
	Albany International Corp., Class A	56,720	4,877,353
#	Allegiant Travel Co.	42,739	6,404,439
	Allegion P.L.C.	138,444	14,334,492
	Allied Motion Technologies, Inc.	20,720	821,341
	Allison Transmission Holdings, Inc.	247,622	11,378,231
*	Alpha Pro Tech, Ltd.	8,900	31,417
	Altra Industrial Motion Corp.	118,969	3,417,979
	AMERCO	34,812	13,472,244
#*	Ameresco, Inc., Class A	50,423	718,528
#	American Airlines Group, Inc.	360,513	10,999,252
#*	American Superconductor Corp.	896	7,965
#*	American Woodmark Corp.	39,482	3,350,048
	AMETEK, Inc.	225,738	20,228,382
*	AMREP Corp.	6,773	41,315
	AO Smith Corp.	213,506	9,703,848
	Apogee Enterprises, Inc.	62,931	2,552,481
	Applied Industrial Technologies, Inc.	87,053	5,296,305
*	ARC Document Solutions, Inc.	85,326	161,266
#	ArcBest Corp.	41,022	1,227,788
	Arconic, Inc.	502,344	12,578,694
	Arcosa, Inc.	102,487	3,843,263
#	Argan, Inc.	39,479	1,624,561
*	Armstrong Flooring, Inc.	74,121	619,652
	Armstrong World Industries, Inc.	109,407	10,690,158
*	Arotech Corp.	34,633	74,980
*	ASGN, Inc.	109,556	6,907,506
	Astec Industries, Inc.	50,844	1,662,090
*	Astronics Corp.	51,530	1,898,365
#*	Astronics Corp., Class B	10,587	394,683
*	Atkore International Group, Inc.	98,428	2,686,100
*	Atlas Air Worldwide Holdings, Inc.	58,179	2,655,871
*	Avalon Holdings Corp., Class A	6,700	17,554
#*	Avis Budget Group, Inc.	150,112	5,462,576
#*	Axon Enterprise, Inc.	61,535	4,320,988
	AZZ, Inc.	52,393	2,440,466
#*	Babcock & Wilcox Enterprises, Inc.	64,044	226,075
	Barnes Group, Inc.	100,952	5,253,542
	Barrett Business Services, Inc.	18,247	1,596,613

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Beacon Roofing Supply, Inc.	149,346	$5,410,806
	BG Staffing, Inc.	22,090	367,136
*	Blue Bird Corp.	9,063	187,785
*	BMC Stock Holdings, Inc.	171,715	3,631,772
	Boeing Co. (The)	315,877	107,770,915
	Brady Corp., Class A	92,539	4,787,042
#	Briggs & Stratton Corp.	205,294	1,956,452
#	Brink's Co. (The)	64,444	5,810,271
*	Broadwind Energy, Inc.	62,388	122,904
*	Builders FirstSource, Inc.	320,072	5,498,837
#	BWX Technologies, Inc.	120,222	6,481,168
*	CAI International, Inc.	49,942	1,138,678
	Carlisle Cos., Inc.	107,850	15,553,049
*	Casella Waste Systems, Inc., Class A	67,066	2,924,078
	Caterpillar, Inc.	477,563	62,880,720
*	CBIZ, Inc.	123,036	2,875,351
*	CECO Environmental Corp.	69,616	642,556
#*	Celadon Group, Inc.	49,165	63,423
#	CH Robinson Worldwide, Inc.	143,586	12,022,456
*	Chart Industries, Inc.	67,092	5,067,459
	Chicago Rivet & Machine Co.	474	12,281
#*	Cimpress NV	40,730	3,928,409
	Cintas Corp.	90,547	23,582,061
*	CIRCOR International, Inc.	41,786	1,587,868
*	Civeo Corp.	195,446	322,486
*	Clean Harbors, Inc.	126,210	9,820,400
#*	Colfax Corp.	190,894	5,283,946
	Columbus McKinnon Corp.	44,498	1,710,503
	Comfort Systems USA, Inc.	89,748	3,769,416
*	Commercial Vehicle Group, Inc.	87,061	706,935
	CompX International, Inc.	5,126	84,323
*	Construction Partners, Inc., Class A	8,447	132,027
*	Continental Building Products, Inc.	94,015	2,310,889
*	Continental Materials Corp.	268	4,084
	Copa Holdings SA, Class A	55,407	5,601,648
*	Copart, Inc.	313,734	24,323,797
#*	Cornerstone Building Brands, Inc.	166,328	968,029
	Costamare, Inc.	126,269	761,402
*	CoStar Group, Inc.	23,620	14,535,748
	Covanta Holding Corp.	253,383	4,363,255
*	Covenant Transportation Group, Inc., Class A	45,000	758,250
*	CPI Aerostructures, Inc.	13,393	105,135
	CRA International, Inc.	15,631	678,698
	Crane Co.	111,006	9,291,202
	CSW Industrials, Inc.	33,083	2,335,991
	CSX Corp.	641,088	45,132,595
#	Cubic Corp.	62,316	4,125,319
	Cummins, Inc.	287,377	47,129,828
	Curtiss-Wright Corp.	90,646	11,503,884
	Deere & Co.	222,388	36,838,572
	Delta Air Lines, Inc.	733,313	44,761,426
#	Deluxe Corp.	117,496	5,242,672
*	DLH Holdings Corp.	17,566	84,317
#	Donaldson Co., Inc.	296,228	14,796,589
	Douglas Dynamics, Inc.	57,286	2,354,455
	Dover Corp.	177,561	17,196,783
*	Ducommun, Inc.	18,509	780,154
*	DXP Enterprises, Inc.	40,404	1,371,716
#*	Dycom Industries, Inc.	78,034	4,304,355

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Eagle Bulk Shipping, Inc.	33,760	$156,309
	Eastern Co. (The)	10,629	268,489
	Eaton Corp. P.L.C.	262,678	21,589,505
*	Echo Global Logistics, Inc.	72,110	1,518,637
#	Ecology and Environment, Inc., Class A	1,746	18,158
	EMCOR Group, Inc.	124,882	10,538,792
	Emerson Electric Co.	383,183	24,860,913
	Encore Wire Corp.	47,021	2,582,393
	EnerSys	87,607	5,966,913
#	Ennis, Inc.	54,680	1,111,644
	EnPro Industries, Inc.	46,309	3,289,791
	Equifax, Inc.	74,757	10,397,951
	ESCO Technologies, Inc.	49,299	4,119,424
	Espey Manufacturing & Electronics Corp.	1,489	38,133
#	EVI Industries, Inc.	100	3,512
#*	Evoqua Water Technologies Corp.	5,400	76,788
#*	ExOne Co. (The)	6,834	54,399
	Expeditors International of Washington, Inc.	150,203	11,467,999
	Exponent, Inc.	85,294	5,868,227
#	Fastenal Co.	497,576	15,325,341
	Federal Signal Corp.	139,055	4,331,563
	FedEx Corp.	225,557	38,464,235
#	Flowserve Corp.	217,411	10,877,072
	Fluor Corp.	228,993	7,444,562
	Forrester Research, Inc.	33,301	1,576,136
#	Fortive Corp.	208,772	15,877,111
	Fortune Brands Home & Security, Inc.	252,797	13,888,667
	Forward Air Corp.	65,909	4,152,267
*	Franklin Covey Co.	20,263	739,600
	Franklin Electric Co., Inc.	87,834	4,115,901
*	FreightCar America, Inc.	30,380	166,179
*	FTI Consulting, Inc.	73,295	7,655,663
*	Gardner Denver Holdings, Inc.	286,148	9,434,300
#	GATX Corp.	70,939	5,452,372
#*	Genco Shipping & Trading, Ltd.	63,008	606,137
*	Gencor Industries, Inc.	20,887	266,518
*	Generac Holdings, Inc.	128,846	9,315,566
	General Dynamics Corp.	152,562	28,367,378
	General Electric Co.	2,901,900	30,324,855
*	Genesee & Wyoming, Inc., Class A	100,811	11,070,056
*	Gibraltar Industries, Inc.	65,780	2,725,923
*	GMS, Inc.	108,128	2,433,961
#	Golden Ocean Group, Ltd.	12,367	75,191
*	Goldfield Corp. (The)	58,411	137,266
	Gorman-Rupp Co. (The)	58,116	1,930,614
*	GP Strategies Corp.	39,710	630,595
	Graco, Inc.	295,246	14,195,428
#	GrafTech International, Ltd.	154,703	1,771,349
	Graham Corp.	16,735	362,313
#	Granite Construction, Inc.	102,392	3,634,916
*	Great Lakes Dredge & Dock Corp.	261,635	2,807,344
	Greenbrier Cos., Inc. (The)	94,182	2,722,802
	Griffon Corp.	103,756	1,696,411
	H&E Equipment Services, Inc.	91,569	2,802,927
*	Harsco Corp.	164,164	3,851,287
#	Hawaiian Holdings, Inc.	141,081	3,666,695
*	HD Supply Holdings, Inc.	355,464	14,399,847
#	Healthcare Services Group, Inc.	89,501	2,139,969
	Heartland Express, Inc.	188,253	3,734,940

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	HEICO Corp.	68,259	$9,334,418
	HEICO Corp., Class A	123,723	13,039,167
	Heidrick & Struggles International, Inc.	50,473	1,499,048
	Helios Technologies, Inc.	61,917	2,907,622
*	Herc Holdings, Inc.	86,863	3,920,996
*	Heritage-Crystal Clean, Inc.	40,929	1,148,058
	Herman Miller, Inc.	137,825	6,248,986
*	Hertz Global Holdings, Inc.	397,977	6,176,603
	Hexcel Corp.	178,905	14,627,273
*	Hill International, Inc.	88,738	279,525
	Hillenbrand, Inc.	134,419	4,528,576
	HNI Corp.	99,496	3,406,743
	Honeywell International, Inc.	490,013	84,507,642
*	Houston Wire & Cable Co.	26,484	123,151
*	Hub Group, Inc., Class A	78,551	3,562,288
	Hubbell, Inc.	109,724	14,250,953
*	Hudson Global, Inc.	21,359	227,473
#*	Hudson Technologies, Inc.	315,774	193,601
	Huntington Ingalls Industries, Inc.	77,762	17,753,065
	Hurco Cos., Inc.	16,016	547,587
*	Huron Consulting Group, Inc.	51,235	3,123,798
#*	Huttig Building Products, Inc.	2,588	6,703
	Hyster-Yale Materials Handling, Inc.	26,932	1,665,475
*	IAA Inc.	268,624	12,558,172
	ICF International, Inc.	36,592	3,117,272
	IDEX Corp.	74,100	12,465,102
*	IES Holdings, Inc.	6,920	125,321
	Illinois Tool Works, Inc.	230,878	35,608,314
	Ingersoll-Rand P.L.C.	198,643	24,564,193
*	InnerWorkings, Inc.	227,428	832,386
*	Innovative Solutions & Support, Inc.	10,802	59,519
	Insperity, Inc.	52,909	5,626,872
#	Insteel Industries, Inc.	47,339	923,584
	Interface, Inc.	148,707	2,061,079
	ITT, Inc.	181,415	11,323,924
	Jacobs Engineering Group, Inc.	116,406	9,604,659
	JB Hunt Transport Services, Inc.	104,984	10,747,212
*	JELD-WEN Holding, Inc.	227,693	4,988,754
#*	JetBlue Airways Corp.	644,583	12,395,331
#	John Bean Technologies Corp.	66,517	7,892,907
	Johnson Controls International P.L.C.	552,881	23,464,270
	Kadant, Inc.	24,884	2,325,659
#	Kaman Corp.	54,331	3,444,585
	Kansas City Southern	141,368	17,492,876
#	KAR Auction Services, Inc.	268,624	7,183,006
	Kelly Services, Inc., Class A	75,556	2,102,723
	Kelly Services, Inc., Class B	319	9,600
	Kennametal, Inc.	179,364	6,202,407
	Kforce, Inc.	62,701	2,137,477
	Kimball International, Inc., Class B	97,756	1,695,089
#*	Kirby Corp.	103,353	8,098,741
#	Knight-Swift Transportation Holdings, Inc.	264,476	9,478,820
	Knoll, Inc.	118,201	2,866,374
	Korn Ferry	116,131	4,561,626
#*	Kratos Defense & Security Solutions, Inc.	176,839	4,359,081
	L3Harris Technologies, Inc.	163,687	33,981,421
#	Landstar System, Inc.	82,059	9,130,705
*	Lawson Products, Inc.	15,719	658,155
*	LB Foster Co., Class A	20,276	490,071

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Lennox International, Inc.	41,155	$10,555,434
*	Limbach Holdings, Inc.	8,154	72,408
#	Lincoln Electric Holdings, Inc.	127,520	10,777,990
#	Lindsay Corp.	20,853	1,902,211
	Lockheed Martin Corp.	197,743	71,616,582
*	LS Starrett Co. (The), Class A	123,992	725,353
#	LSC Communications, Inc.	74,216	74,216
	LSI Industries, Inc.	78,452	310,670
*	Lydall, Inc.	38,034	897,602
#	Macquarie Infrastructure Corp.	117,892	4,885,444
*	Manitex International, Inc.	31,987	207,916
*	Manitowoc Co., Inc. (The)	76,137	1,366,659
	ManpowerGroup, Inc.	110,436	10,088,329
	Marten Transport, Ltd.	120,053	2,409,464
	Masco Corp.	295,786	12,059,195
*	Masonite International Corp.	67,973	3,622,961
#*	MasTec, Inc.	187,225	9,608,387
*	Mastech Digital, Inc.	9,561	57,462
	Matson, Inc.	105,065	4,298,209
#	Matthews International Corp., Class A	70,515	2,408,087
	McGrath RentCorp	58,086	3,956,237
*	Mercury Systems, Inc.	79,052	6,444,319
*	Meritor, Inc.	196,387	4,856,651
#*	Middleby Corp. (The)	89,166	11,982,127
*	Milacron Holdings Corp.	181,846	3,062,287
	Miller Industries, Inc.	14,667	457,904
*	Mistras Group, Inc.	59,038	895,016
	Mobile Mini, Inc.	95,830	3,254,387
	Moog, Inc., Class A	62,169	5,064,287
*	MRC Global, Inc.	206,462	3,229,066
#	MSA Safety, Inc.	60,905	6,416,342
	MSC Industrial Direct Co., Inc., Class A	93,907	6,672,092
	Mueller Industries, Inc.	127,371	3,845,331
	Mueller Water Products, Inc., Class A	312,214	3,175,216
*	MYR Group, Inc.	44,187	1,596,034
#	National Presto Industries, Inc.	13,388	1,231,294
	Navigant Consulting, Inc.	91,015	2,217,125
*	Navistar International Corp.	165,801	5,179,623
	Nielsen Holdings P.L.C.	515,295	11,934,232
*	NL Industries, Inc.	273,341	1,391,306
#	NN, Inc.	109,162	896,220
	Nordson Corp.	108,362	15,350,561
	Norfolk Southern Corp.	212,312	40,577,069
	Northrop Grumman Corp.	117,671	40,663,567
*	Northwest Pipe Co.	9,070	211,875
#*	NOW, Inc.	243,986	2,988,829
#*	NV5 Global, Inc.	20,989	1,667,996
	nVent Electric P.L.C.	241,846	5,995,362
#	Old Dominion Freight Line, Inc.	138,348	23,101,349
#	Omega Flex, Inc.	5,588	425,023
*	Orion Group Holdings, Inc.	106,283	432,572
	Oshkosh Corp.	142,318	11,893,515
	Owens Corning	185,102	10,735,916
	PACCAR, Inc.	624,300	43,788,402
*	PAM Transportation Services, Inc.	14,707	859,036
#	Pangaea Logistics Solutions, Ltd.	39,929	141,349
	Park Aerospace Corp.	34,412	625,954
	Parker-Hannifin Corp.	180,355	31,576,553
	Park-Ohio Holdings Corp.	31,367	959,830

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Patrick Industries, Inc.	62,144	$2,850,545
*	Patriot Transportation Holding, Inc.	3,354	57,353
	Pentair P.L.C.	318,645	12,366,612
*	Performant Financial Corp.	82,601	100,773
*	Perma-Fix Environmental Services	5,503	20,526
*	Perma-Pipe International Holdings, Inc.	7,165	63,410
*	PGT Innovations, Inc.	155,144	2,500,921
*	PICO Holdings, Inc.	43,884	442,790
#*	Pioneer Power Solutions, Inc.	1,700	9,095
#	Pitney Bowes, Inc.	364,164	1,474,864
	Powell Industries, Inc.	31,897	1,179,870
#*	Power Solutions International, Inc.	4,237	41,840
	Preformed Line Products Co.	9,555	551,992
	Primoris Services Corp.	132,260	2,772,170
*	Proto Labs, Inc.	39,420	4,103,622
#	Quad/Graphics, Inc.	105,998	1,198,837
	Quanex Building Products Corp.	72,949	1,358,310
	Quanta Services, Inc.	290,156	10,857,638
*	Radiant Logistics, Inc.	103,930	570,576
	Raven Industries, Inc.	56,519	2,048,249
	Raytheon Co.	177,053	32,274,991
*	RBC Bearings, Inc.	39,263	6,387,697
*	RCM Technologies, Inc.	7,192	23,734
#*	Red Violet, Inc.	3,537	55,991
	Regal Beloit Corp.	87,071	6,932,593
	Republic Services, Inc.	465,734	41,287,319
*	Resideo Technologies, Inc.	81,668	1,540,258
	Resources Connection, Inc.	70,202	1,235,555
#	REV Group, Inc.	101,743	1,482,396
*	Rexnord Corp.	221,032	6,474,027
	Robert Half International, Inc.	270,823	16,360,417
	Rockwell Automation, Inc.	126,581	20,351,693
#	Rollins, Inc.	255,258	8,558,801
	Roper Technologies, Inc.	48,664	17,696,664
	Rush Enterprises, Inc., Class A	74,678	2,812,373
#	Rush Enterprises, Inc., Class B	7,381	290,811
	Ryder System, Inc.	149,269	7,950,067
*	Saia, Inc.	58,511	4,464,389
	Schneider National, Inc., Class B	162,889	3,143,758
	Scorpio Bulkers, Inc.	142,367	855,626
*	Sensata Technologies Holding P.L.C.	353,842	16,782,726
	Servotronics, Inc.	389	4,034
*	SIFCO Industries, Inc.	3,251	9,038
#	Simpson Manufacturing Co., Inc.	90,571	5,593,665
#*	SiteOne Landscape Supply, Inc.	61,370	4,533,402
	SkyWest, Inc.	125,067	7,592,818
	Snap-on, Inc.	93,387	14,251,790
	Southwest Airlines Co.	593,774	30,597,174
*	SP Plus Corp.	50,772	1,753,157
	Spartan Motors, Inc.	72,868	875,873
	Spirit AeroSystems Holdings, Inc., Class A	180,727	13,887,063
*	Spirit Airlines, Inc.	155,695	6,606,139
*	SPX Corp.	85,059	2,968,559
*	SPX FLOW, Inc.	94,518	3,833,650
	Standex International Corp.	24,446	1,720,265
	Stanley Black & Decker, Inc.	171,004	25,238,480
	Steelcase, Inc., Class A	192,878	3,261,567
#*	Stericycle, Inc.	150,928	6,936,651
*	Sterling Construction Co., Inc.	55,801	698,629

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Sunrun, Inc.	250,087	$4,764,157
	Systemax, Inc.	67,991	1,475,405
*	Taylor Devices, Inc.	100	1,077
#*	Team, Inc.	165,279	2,737,020
#*	Tecogen, Inc.	17,798	57,666
*	Teledyne Technologies, Inc.	58,347	16,995,314
#	Tennant Co.	40,756	3,101,939
	Terex Corp.	164,575	5,011,309
	Tetra Tech, Inc.	91,821	7,272,223
*	Textainer Group Holdings, Ltd.	112,976	1,099,256
	Textron, Inc.	363,173	17,904,429
*	Thermon Group Holdings, Inc.	63,420	1,607,063
	Timken Co. (The)	152,992	6,993,264
	Titan International, Inc.	157,716	596,166
*	Titan Machinery, Inc.	49,817	1,033,205
	Toro Co. (The)	212,147	15,448,545
#*	TPI Composites, Inc.	67,589	1,728,251
*	Transcat, Inc.	16,002	381,168
*	TransDigm Group, Inc.	38,811	18,840,412
	TransUnion	153,691	12,724,078
#*	Trex Co., Inc.	69,655	5,694,296
*	TriMas Corp.	100,110	3,002,299
*	TriNet Group, Inc.	135,270	9,947,756
#	Trinity Industries, Inc.	307,463	6,026,275
#	Triton International, Ltd.	159,067	5,261,936
#	Triumph Group, Inc.	119,805	2,902,875
*	TrueBlue, Inc.	89,769	1,774,733
#*	Tutor Perini Corp.	113,429	1,481,383
*	Twin Disc, Inc.	24,297	293,265
*	Ultralife Corp.	26,332	229,878
	UniFirst Corp.	26,576	5,232,017
	Union Pacific Corp.	505,841	91,026,088
*	United Airlines Holdings, Inc.	626,421	57,574,354
	United Parcel Service, Inc., Class B	533,549	63,743,099
*	United Rentals, Inc.	161,105	20,387,838
	United Technologies Corp.	600,092	80,172,291
#*	Univar, Inc.	262,523	5,807,009
	Universal Forest Products, Inc.	136,725	5,527,792
	Universal Logistics Holdings, Inc.	58,809	1,157,949
#	US Ecology, Inc.	48,288	3,072,565
#*	USA Truck, Inc.	21,753	176,634
	Valmont Industries, Inc.	40,738	5,605,549
*	Vectrus, Inc.	28,289	1,144,007
	Verisk Analytics, Inc.	148,655	22,553,937
#*	Veritiv Corp.	33,370	581,305
	Viad Corp.	49,151	3,398,300
#*	Vicor Corp.	31,055	917,986
	Virco Manufacturing Corp.	14,468	65,251
*	Volt Information Sciences, Inc.	308,104	1,414,197
	VSE Corp.	23,132	693,035
#	Wabash National Corp.	145,289	2,299,925
*	WABCO Holdings, Inc.	103,225	13,668,022
#	Wabtec Corp.	137,164	10,654,900
#*	WageWorks, Inc.	45,551	2,330,845
	Waste Management, Inc.	307,915	36,026,055
#	Watsco, Inc.	59,806	9,725,652
	Watsco, Inc., Class B	2,268	375,343
	Watts Water Technologies, Inc., Class A	52,350	4,859,651
#*	Welbilt, Inc.	187,572	3,079,932

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Werner Enterprises, Inc.	184,597	$6,119,391
*	Wesco Aircraft Holdings, Inc.	217,322	2,288,401
*	WESCO International, Inc.	111,098	5,637,113
#*	Willdan Group, Inc.	18,461	645,766
*	Williams Industrial Services Group, Inc.	12,367	27,084
*	Willis Lease Finance Corp.	4,420	275,145
#*	WillScot Corp.	126,459	2,013,227
	Woodward, Inc.	125,230	14,030,769
#	WW Grainger, Inc.	63,081	18,358,463
#*	XPO Logistics, Inc.	243,494	16,430,975
	Xylem, Inc.	219,385	17,614,422
#*	YRC Worldwide, Inc.	66,980	218,355
TOTAL INDUSTRIALS			3,367,127,425
INFORMATION TECHNOLOGY — (19.5%)
#*	2U, Inc.	1,800	23,040
#*	3D Systems Corp.	186,636	1,683,457
*	Acacia Communications, Inc.	66,886	4,492,733
	Accenture P.L.C., Class A	493,180	94,976,604
*	ACI Worldwide, Inc.	222,733	7,474,919
*	ADDvantage Technologies Group, Inc.	3,642	6,446
*	Adesto Technologies Corp.	37,009	315,317
*	Adobe, Inc.	257,391	76,923,874
	ADTRAN, Inc.	118,463	1,316,124
#*	Advanced Energy Industries, Inc.	73,760	4,307,584
#*	Advanced Micro Devices, Inc.	631,844	19,239,650
*	Agilysys, Inc.	33,661	825,704
*	Airgain, Inc.	10,681	138,639
*	Akamai Technologies, Inc.	192,185	16,937,264
#*	Alarm.com Holdings, Inc.	48,094	2,400,372
*	Alithya Group, Inc., Class A	19,215	57,261
*	ALJ Regional Holdings, Inc.	22,320	39,506
	Alliance Data Systems Corp.	68,593	10,763,614
*	Alpha & Omega Semiconductor, Ltd.	75,119	762,458
#*	Altair Engineering, Inc., Class A	3,790	157,702
#*	Alteryx, Inc., Class A	16,384	1,925,775
#*	Ambarella, Inc.	53,478	2,671,226
	Amdocs, Ltd.	183,021	11,711,514
	American Software, Inc., Class A	48,020	639,626
*	Amkor Technology, Inc.	662,371	6,113,684
	Amphenol Corp., Class A	227,976	21,274,720
#*	Amtech Systems, Inc.	36,011	211,745
	Analog Devices, Inc.	203,084	23,854,247
*	Anixter International, Inc.	85,109	5,477,615
*	ANSYS, Inc.	53,435	10,853,717
#*	Appfolio, Inc., Class A	21,424	2,068,487
	Apple, Inc.	4,477,325	953,849,318
	Applied Materials, Inc.	735,546	36,313,906
#*	Applied Optoelectronics, Inc.	18,185	182,032
*	Aquantia Corp.	52,096	684,020
*	Arista Networks, Inc.	39,025	10,671,386
*	Arlo Technologies, Inc.	167,162	718,797
*	Arrow Electronics, Inc.	144,355	10,481,617
*	Aspen Technology, Inc.	134,114	17,685,613
	AstroNova, Inc.	9,734	235,368
#*	Asure Software, Inc.	18,562	167,986
*	Atlassian Corp. P.L.C., Class A	33,753	4,729,470
*	Autodesk, Inc.	116,934	18,261,583
	Automatic Data Processing, Inc.	341,430	56,854,924

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Avalara, Inc.	19,028	$1,550,401
#*	Avaya Holdings Corp.	243,143	2,927,442
*	Aviat Networks, Inc.	27,630	354,217
#*	Avid Technology, Inc.	90,467	927,287
	Avnet, Inc.	194,982	8,856,082
	AVX Corp.	218,391	3,326,095
*	Aware, Inc.	26,185	74,104
*	Axcelis Technologies, Inc.	72,922	1,170,398
#*	AXT, Inc.	92,451	394,766
#	Badger Meter, Inc.	56,525	3,023,522
	Bel Fuse, Inc., Class A	1,700	24,905
	Bel Fuse, Inc., Class B	19,194	316,509
	Belden, Inc.	91,241	4,147,816
	Benchmark Electronics, Inc.	78,535	2,125,157
*	BK Technologies Corp.	6,762	26,372
*	Black Knight, Inc.	123,550	7,823,186
#	Blackbaud, Inc.	54,339	4,944,849
	Booz Allen Hamilton Holding Corp.	227,592	15,646,950
*	Bottomline Technologies De, Inc.	37,717	1,587,509
*	Brightcove, Inc.	5,100	63,648
	Broadcom, Inc.	222,917	64,643,701
	Broadridge Financial Solutions, Inc.	154,883	19,688,727
*	BroadVision, Inc.	3,362	4,303
	Brooks Automation, Inc.	133,781	5,190,703
*	BSQUARE Corp.	18,279	23,032
#	Cabot Microelectronics Corp.	50,973	6,200,865
*	CACI International, Inc., Class A	53,344	11,476,962
*	Cadence Design Systems, Inc.	259,421	19,173,806
#*	CalAmp Corp.	56,464	630,138
*	Calix, Inc.	102,448	643,373
#*	Carbonite, Inc.	60,811	1,090,341
#*	Cardtronics P.L.C., Class A	129,667	3,692,916
	Cass Information Systems, Inc.	28,092	1,430,164
*	CCUR Holdings, Inc.	5,951	22,019
	CDK Global, Inc.	211,683	10,979,997
	CDW Corp.	214,090	25,296,874
*	CEVA, Inc.	34,538	959,466
*	ChannelAdvisor Corp.	34,918	318,801
*	Ciena Corp.	282,020	12,752,944
*	Cirrus Logic, Inc.	128,571	6,306,408
	Cisco Systems, Inc.	2,926,380	162,121,452
*	Cision, Ltd.	141,933	1,474,684
	Citrix Systems, Inc.	140,099	13,202,930
*	Clearfield, Inc.	16,592	219,844
#*	ClearOne, Inc.	8,800	19,008
#*	Cloudera, Inc.	87,261	521,821
#*	Coda Octopus Group, Inc.	10,231	121,135
	Cognex Corp.	226,353	9,961,796
	Cognizant Technology Solutions Corp., Class A	393,165	25,610,768
#*	Coherent, Inc.	41,073	5,702,986
	Cohu, Inc.	89,440	1,355,910
#*	CommScope Holding Co., Inc.	253,392	3,618,438
	Communications Systems, Inc.	21,690	79,819
*	CommVault Systems, Inc.	30,256	1,374,833
*	Computer Task Group, Inc.	40,188	176,827
	Comtech Telecommunications Corp.	63,666	1,894,700
*	Conduent, Inc.	408,980	3,721,718
*	Control4 Corp.	48,597	1,161,954
*	CoreLogic, Inc.	174,810	7,966,092

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cornerstone OnDemand Inc.	8,984	$531,853
	Corning, Inc.	872,142	26,818,367
#*	Coupa Software, Inc.	26,453	3,589,937
*	Cray, Inc.	77,345	2,679,231
#*	Cree, Inc.	201,791	12,547,364
#	CSG Systems International, Inc.	75,908	3,889,526
	CSP, Inc.	1,909	26,077
	CTS Corp.	62,834	1,980,528
*	CyberOptics Corp.	12,288	165,274
	Cypress Semiconductor Corp.	585,797	13,455,757
	Daktronics, Inc.	107,233	679,857
*	DASAN Zhone Solutions, Inc.	24,257	244,268
*	Data I/O Corp.	13,075	57,530
*	Dell Technologies, Class C	68,952	3,981,288
#*	Diebold Nixdorf, Inc.	119,354	1,660,214
*	Digi International, Inc.	34,602	454,324
#*	Diodes, Inc.	112,410	4,788,666
#*	DocuSign, Inc.	49,705	2,570,743
	Dolby Laboratories, Inc., Class A	101,883	6,938,232
#*	Domo, Inc., Class B	8,838	245,166
*	Dropbox, Inc., Class A	26,647	627,803
*	DSP Group, Inc.	43,888	707,475
	DXC Technology Co.	371,237	20,703,887
#	Ebix, Inc.	64,966	2,990,385
*	EchoStar Corp., Class A	87,526	3,984,184
*	eGain Corp.	7,487	57,949
*	EMCORE Corp.	47,148	140,501
#*	Endurance International Group Holdings, Inc.	225,568	1,069,192
#*	Enphase Energy Inc.	16,577	466,643
#	Entegris, Inc.	247,420	10,765,244
#*	Envestnet, Inc.	38,904	2,778,135
*	EPAM Systems, Inc.	48,808	9,458,502
*	ePlus, Inc.	31,035	2,355,557
*	Euronet Worldwide, Inc.	88,415	13,784,783
	EVERTEC, Inc.	104,002	3,330,144
*	Evolving Systems, Inc.	9,237	7,459
*	ExlService Holdings, Inc.	67,610	4,650,892
*	Extreme Networks, Inc.	19,498	158,714
*	F5 Networks, Inc.	70,758	10,381,614
*	Fabrinet	82,503	4,428,761
*	Fair Isaac Corp.	50,896	17,682,288
*	FARO Technologies, Inc.	36,289	1,937,470
	Fidelity National Information Services, Inc.	431,344	57,476,503
*	Finisar Corp.	249,237	5,864,547
#*	Finjan Holdings, Inc.	56,458	121,385
#*	First Solar, Inc.	165,627	10,681,285
#*	Fiserv, Inc.	474,172	49,991,979
#*	Fitbit, Inc., Class A	421,182	1,768,964
*	FleetCor Technologies, Inc.	99,711	28,334,875
*	Flex, Ltd.	1,004,906	11,204,702
	FLIR Systems, Inc.	226,269	11,236,519
*	FormFactor, Inc.	135,867	2,279,848
*	Fortinet, Inc.	117,534	9,439,156
*	Frequency Electronics, Inc.	11,552	134,696
*	Gartner, Inc.	80,736	11,248,947
	Genpact, Ltd.	324,927	12,893,103
#	Global Payments, Inc.	144,740	24,304,741
	GlobalSCAPE, Inc.	22,654	316,023
#*	Globant SA	57,330	6,076,980

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GoDaddy, Inc., Class A	122,743	$9,006,881
*	GSE Systems, Inc.	10,738	23,194
*	GSI Technology, Inc.	35,264	289,870
#*	GTT Communications, Inc.	101,485	1,227,969
#*	Guidewire Software, Inc.	65,862	6,723,193
	Hackett Group, Inc. (The)	73,423	1,205,606
#*	Harmonic, Inc.	197,587	1,475,975
	Hewlett Packard Enterprise Co.	1,533,784	22,040,476
	HP, Inc.	1,033,531	21,745,492
#*	HubSpot, Inc.	18,716	3,344,924
#*	Ichor Holdings, Ltd.	56,749	1,430,642
#*	ID Systems, Inc.	16,347	100,207
*	Identiv, Inc.	11,165	53,145
*	IEC Electronics Corp.	8,797	52,782
#*	II-VI, Inc.	121,112	4,808,146
#*	Immersion Corp.	73,998	594,944
#*	Infinera Corp.	384,804	1,485,343
*	Information Services Group, Inc.	68,276	185,711
*	Innodata, Inc.	75,832	94,790
#*	Inphi Corp.	49,462	2,978,107
#*	Inseego Corp.	23,600	122,720
*	Insight Enterprises, Inc.	78,924	4,342,398
	Intel Corp.	4,520,919	228,532,455
	InterDigital, Inc.	86,215	5,554,832
#*	Internap Corp.	31,240	93,095
	International Business Machines Corp.	731,650	108,459,796
*	inTEST Corp.	11,556	52,349
*	Intevac, Inc.	37,250	191,465
	Intuit, Inc.	179,216	49,698,389
#*	IPG Photonics Corp.	77,366	10,135,720
	Issuer Direct Corp.	1,400	14,672
*	Iteris, Inc.	22,922	124,008
*	Itron, Inc.	65,936	4,088,032
#	j2 Global, Inc.	100,702	8,971,541
	Jabil, Inc.	414,762	12,807,851
#	Jack Henry & Associates, Inc.	96,125	13,428,663
	Juniper Networks, Inc.	359,018	9,700,666
#	KBR, Inc.	310,213	8,183,419
#	KEMET Corp.	151,565	3,049,488
*	Key Tronic Corp.	11,279	55,605
*	Keysight Technologies, Inc.	210,496	18,843,602
*	Kimball Electronics, Inc.	24,551	390,361
	KLA Corp.	150,299	20,488,760
*	Knowles Corp.	431,749	8,786,092
#*	Kopin Corp.	100,510	116,592
	Kulicke & Soffa Industries, Inc.	152,545	3,452,093
*	KVH Industries, Inc.	30,189	304,909
	Lam Research Corp.	222,882	46,495,414
*	Lantronix, Inc.	13,349	45,921
*	Lattice Semiconductor Corp.	206,422	3,992,201
	Leidos Holdings, Inc.	207,090	17,002,089
*	LGL Group, Inc. (The)	1,687	13,901
*	Lightpath Technologies, Inc., Class A	5,719	4,060
*	Limelight Networks, Inc.	175,677	476,085
#	Littelfuse, Inc.	40,697	6,876,165
*	LiveRamp Holdings, Inc.	159,757	8,417,596
	LogMeIn, Inc.	95,758	7,274,735
*	LRAD Corp.	24,657	102,573
#*	Lumentum Holdings, Inc.	81,280	4,602,886

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Luna Innovations, Inc.	36,105	$185,941
#*	MACOM Technology Solutions Holdings, Inc.	143,406	2,813,626
#*	MagnaChip Semiconductor Corp.	57,288	633,032
*	Manhattan Associates, Inc.	107,187	9,109,823
	ManTech International Corp., Class A	60,028	4,128,726
*	Marin Software, Inc.	2,700	5,346
#	Marvell Technology Group, Ltd.	577,108	15,154,856
	Mastercard, Inc., Class A	709,200	193,093,884
	Maxim Integrated Products, Inc.	225,776	13,363,681
	MAXIMUS, Inc.	117,123	8,609,712
#*	MaxLinear, Inc.	117,092	2,573,682
	Methode Electronics, Inc.	83,104	2,488,965
#	Microchip Technology, Inc.	215,460	20,343,733
*	Micron Technology, Inc.	1,491,993	66,975,566
	Microsoft Corp.	4,924,265	671,029,592
*	MicroStrategy, Inc., Class A	19,284	2,636,701
*	Mimecast, Ltd.	21,651	1,030,588
#*	Mitek Systems, Inc.	53,036	532,481
	MKS Instruments, Inc.	106,828	9,094,268
#*	MoneyGram International, Inc.	281,397	689,423
#*	MongoDB, Inc.	16,312	2,336,205
#	Monolithic Power Systems, Inc.	43,516	6,447,331
	Monotype Imaging Holdings, Inc.	66,789	1,333,776
	Motorola Solutions, Inc.	120,063	19,925,655
	MTS Systems Corp.	39,420	2,271,380
*	Nanometrics, Inc.	53,447	1,677,167
#*	Napco Security Technologies, Inc.	21,110	611,135
	National Instruments Corp.	159,351	6,654,498
*	NCR Corp.	240,074	8,116,902
*	NeoPhotonics Corp.	82,280	377,665
	NetApp, Inc.	297,563	17,404,460
*	NETGEAR, Inc.	69,163	2,341,168
*	Netscout Systems, Inc.	169,711	4,419,274
*	NetSol Technologies, Inc.	15,653	93,918
	Network-1 Technologies, Inc.	28,392	69,560
*	New Relic, Inc.	26,792	2,496,211
	NIC, Inc.	124,320	2,255,165
#*	Novanta, Inc.	58,318	4,903,961
#*	Nuance Communications, Inc.	507,652	8,447,329
#*	Nutanix, Inc., Class A	54,489	1,236,900
	NVE Corp.	5,036	338,520
	NVIDIA Corp.	346,382	58,441,571
*	Okta, Inc.	36,811	4,815,983
*	ON Semiconductor Corp.	804,169	17,297,675
*	OneSpan, Inc.	68,300	998,546
*	Optical Cable Corp.	3,696	13,897
	Oracle Corp.	1,863,928	104,939,146
#*	OSI Systems, Inc.	39,772	4,476,736
*	Palo Alto Networks, Inc.	32,691	7,405,819
#*	PAR Technology Corp.	24,070	625,579
	Paychex, Inc.	311,233	25,847,901
#*	Paycom Software, Inc.	89,925	21,649,444
*	Paylocity Holding Corp.	53,641	5,476,210
*	PayPal Holdings, Inc.	444,579	49,081,522
	PC Connection, Inc.	56,955	1,862,998
*	PCM, Inc.	25,006	870,959
	PC-Tel, Inc.	240,727	1,112,159
#*	PDF Solutions, Inc.	64,721	864,025
#	Pegasystems, Inc.	88,064	6,657,638

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Perceptron, Inc.	10,437	$43,731
#*	Perficient, Inc.	89,478	3,057,463
	Perspecta, Inc.	165,503	3,861,185
#*	PFSweb, Inc.	35,131	129,282
*	Photronics, Inc.	417,838	4,023,780
#*	Pivotal Software, Inc., Class A	44,266	419,642
*	Pixelworks, Inc.	42,541	130,175
#	Plantronics, Inc.	69,888	2,683,699
*	Plexus Corp.	70,717	4,222,512
#*	Pluralsight, Inc., Class A	1,003	30,782
	Power Integrations, Inc.	49,667	4,523,174
	Presidio, Inc.	140,645	1,969,030
*	PRGX Global, Inc.	43,757	245,477
	Progress Software Corp.	96,655	4,184,195
*	Proofpoint, Inc.	24,563	3,099,851
*	PTC, Inc.	61,304	4,155,185
#*	Pure Storage, Inc., Class A	189,074	2,862,580
	QAD, Inc., Class A	14,038	605,599
	QAD, Inc., Class B	1,959	64,667
*	Qorvo, Inc.	140,791	10,318,572
	QUALCOMM, Inc.	873,328	63,892,676
#*	Qualys, Inc.	47,256	4,090,479
*	Qumu Corp.	6,460	24,031
*	Rambus, Inc.	245,563	3,059,715
*	RealNetworks, Inc.	579,042	891,725
#*	RealPage, Inc.	111,197	6,947,589
	RF Industries, Ltd.	9,040	74,309
*	Ribbon Communications, Inc.	230,813	1,135,600
	Richardson Electronics, Ltd.	16,123	91,417
*	RingCentral, Inc., Class A	27,183	3,859,442
*	Rogers Corp.	35,315	5,603,078
*	Rudolph Technologies, Inc.	71,585	1,927,068
#	Sabre Corp.	609,403	14,327,065
#*	SailPoint Technologies Holding, Inc.	16,901	357,287
*	salesforce.com, Inc.	167,448	25,870,716
*	Sanmina Corp.	152,956	4,856,353
	Sapiens International Corp. NV	9,095	146,339
*	ScanSource, Inc.	57,164	1,940,718
	Science Applications International Corp.	114,678	9,790,061
*	Seachange International, Inc.	542,543	1,090,511
#	Seagate Technology P.L.C.	284,827	13,190,338
*	Semtech Corp.	109,874	5,809,038
*	ServiceNow, Inc.	50,177	13,918,598
*	ServiceSource International, Inc.	59,533	53,586
	Sigma Designs, Inc.	69,199	12,802
#*	Sigmatron International, Inc.	3,900	16,497
*	Silicon Laboratories, Inc.	47,208	5,297,210
	Skyworks Solutions, Inc.	321,501	27,417,605
#*	SMART Global Holdings, Inc.	62,976	1,916,989
#*	SMTC Corp.	25,308	99,587
#*	SolarEdge Technologies, Inc.	104,800	6,836,104
*	Splunk, Inc.	50,785	6,871,718
*	SPS Commerce, Inc.	19,376	2,166,818
*	Square, Inc., Class A	74,513	5,991,590
	SS&C Technologies Holdings, Inc.	262,855	12,603,897
*	StarTek, Inc.	49,590	332,749
*	Steel Connect, Inc.	93,781	166,930
#*	Stratasys, Ltd.	117,442	3,275,457
#*	Super Micro Computer, Inc.	98,342	1,800,642

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Support.com, Inc.	8,300	$12,865
*	Sykes Enterprises, Inc.	94,123	2,662,740
	Symantec Corp.	303,979	6,553,787
*	Synacor, Inc.	9,103	13,290
#*	Synaptics, Inc.	76,497	2,461,673
#*	Synchronoss Technologies, Inc.	156,999	1,270,122
	SYNNEX Corp.	105,411	10,387,200
*	Synopsys, Inc.	102,701	13,634,585
*	Tableau Software, Inc., Class A	57,800	9,798,834
	TE Connectivity, Ltd.	248,884	22,996,882
*	Tech Data Corp.	76,238	7,725,959
#*	Telaria, Inc.	66,662	539,962
*	Telenav, Inc.	66,256	624,794
#*	Teradata Corp.	190,503	6,976,220
	Teradyne, Inc.	305,204	17,009,019
	TESSCO Technologies, Inc.	14,267	210,010
	Texas Instruments, Inc.	756,777	94,604,693
#	TiVo Corp.	223,612	1,694,979
	Total System Services, Inc.	177,644	24,109,844
#*	Trade Desk, Inc. (The), Class A	33,823	8,905,934
	TransAct Technologies, Inc.	8,492	101,564
*	Trimble, Inc.	251,044	10,609,119
*	Trio-Tech International	1,525	5,094
*	TSR, Inc.	210	951
#	TTEC Holdings, Inc.	108,580	5,094,574
#*	TTM Technologies, Inc.	274,095	2,867,034
#*	Twilio, Inc., Class A	34,704	4,827,673
*	Tyler Technologies, Inc.	32,696	7,629,612
#	Ubiquiti Networks, Inc.	90,360	11,632,043
#*	Ultra Clean Holdings, Inc.	88,144	1,286,021
#*	Unisys Corp.	98,449	1,219,783
#	Universal Display Corp.	61,735	13,031,024
#*	Upland Software, Inc.	16,023	704,852
#*	USA Technologies, Inc.	9,649	63,490
*	Veeco Instruments, Inc.	140,813	1,677,083
*	Verint Systems, Inc.	108,200	6,261,534
*	VeriSign, Inc.	88,758	18,735,926
	Versum Materials, Inc.	178,069	9,256,027
#*	ViaSat, Inc.	88,635	7,231,730
*	Viavi Solutions, Inc.	378,130	5,547,167
*	Virtusa Corp.	61,139	2,731,691
#	Visa, Inc., Class A	1,108,491	197,311,398
	Vishay Intertechnology, Inc.	275,254	4,679,318
*	Vishay Precision Group, Inc.	25,485	1,038,259
	VMware, Inc., Class A	30,814	5,376,735
	Wayside Technology Group, Inc.	4,700	53,016
*	Westell Technologies, Inc., Class A	3,500	6,335
	Western Digital Corp.	339,738	18,308,481
#	Western Union Co. (The)	725,755	15,240,855
*	WEX, Inc.	47,069	10,264,337
*	Wireless Telecom Group, Inc.	37,817	58,238
*	Workday, Inc., Class A	34,369	6,873,113
	Xerox Corp.	415,901	13,350,422
	Xilinx, Inc.	192,261	21,958,129
	Xperi Corp.	113,182	2,416,436
*	Zebra Technologies Corp., Class A	86,816	18,308,626
#*	Zendesk, Inc.	49,842	4,164,798
#*	Zix Corp.	61,620	561,358

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Zscaler, Inc.	9,962	$839,498
TOTAL INFORMATION TECHNOLOGY			5,470,522,012
MATERIALS — (3.7%)
#	Advanced Emissions Solutions, Inc.	5,237	66,667
*	AdvanSix, Inc.	72,950	1,870,438
*	AgroFresh Solutions, Inc.	5,000	7,450
	Air Products & Chemicals, Inc.	123,562	28,205,498
#*	AK Steel Holding Corp.	477,915	1,347,720
#	Albemarle Corp.	189,345	13,814,611
#*	Alcoa Corp.	332,293	7,473,270
#*	Allegheny Technologies, Inc.	214,550	4,670,754
*	Amcor, PLC	1,047,519	11,103,701
*	American Biltrite, Inc.	17	9,220
	American Vanguard Corp.	52,596	751,071
#*	Ampco-Pittsburgh Corp.	242,491	877,817
	AptarGroup, Inc.	121,026	14,646,567
	Ashland Global Holdings, Inc.	103,174	8,200,270
	Avery Dennison Corp.	162,672	18,686,133
*	Axalta Coating Systems, Ltd.	548,217	16,243,670
	Balchem Corp.	51,496	5,285,549
	Ball Corp.	394,270	28,182,420
*	Berry Global Group, Inc.	305,283	13,752,999
	Boise Cascade Co.	104,211	2,813,697
	Cabot Corp.	126,488	5,656,543
	Carpenter Technology Corp.	108,011	4,861,575
	Celanese Corp.	188,831	21,181,173
#*	Century Aluminum Co.	199,458	1,434,103
	CF Industries Holdings, Inc.	337,094	16,706,379
	Chase Corp.	20,259	2,098,427
	Chemours Co. (The)	332,587	6,342,434
#*	Clearwater Paper Corp.	315,395	6,191,204
#	Cleveland-Cliffs, Inc.	383,493	4,088,035
#*	Coeur Mining, Inc.	440,349	2,025,605
#	Commercial Metals Co.	259,648	4,546,436
#	Compass Minerals International, Inc.	88,946	4,967,634
*	Contango ORE, Inc.	833	12,703
*	Core Molding Technologies, Inc.	12,521	83,265
*	Corteva, Inc.	462,345	13,639,178
#*	Crown Holdings, Inc.	275,601	17,641,220
	Domtar Corp.	140,090	5,946,821
*	Dow, Inc.	462,345	22,395,992
	DuPont de Nemours, Inc.	462,345	33,362,815
#	Eagle Materials, Inc.	84,447	6,990,523
	Eastman Chemical Co.	253,864	19,128,652
	Ecolab, Inc.	149,649	30,188,693
#*	Element Solutions, Inc.	490,349	4,913,297
*	Ferro Corp.	216,837	3,194,009
	Ferroglobe P.L.C.	286,776	433,032
#*	Flotek Industries, Inc.	970,742	2,980,178
	FMC Corp.	154,737	13,372,372
	Freeport-McMoRan, Inc.	2,271,202	25,119,494
	Friedman Industries, Inc.	7,421	45,862
	FutureFuel Corp.	95,408	1,111,503
*	GCP Applied Technologies, Inc.	152,378	3,356,887
#	Gold Resource Corp.	134,351	482,320
#	Graphic Packaging Holding Co.	750,333	11,149,948
	Greif, Inc., Class A	69,652	2,435,034
	Greif, Inc., Class B	22,007	946,301

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	23,658	$1,033,145
	Haynes International, Inc.	28,744	855,421
#	HB Fuller Co.	102,295	4,890,724
#	Hecla Mining Co.	1,052,814	1,947,706
	Huntsman Corp.	581,046	11,940,495
*	Ingevity Corp.	54,126	5,333,576
	Innophos Holdings, Inc.	49,766	1,352,142
	Innospec, Inc.	47,374	4,423,784
#	International Flavors & Fragrances, Inc.	82,597	11,893,142
	International Paper Co.	724,028	31,792,069
*	Intrepid Potash, Inc.	283,233	1,059,291
	Kaiser Aluminum Corp.	20,375	1,961,501
*	Koppers Holdings, Inc.	40,044	1,093,201
*	Kraton Corp.	87,318	2,678,043
#	Kronos Worldwide, Inc.	179,781	2,410,863
	Linde P.L.C.	188,125	35,984,550
#*	Livent Corp.	144,725	932,029
	Louisiana-Pacific Corp.	335,664	8,774,257
#*	LSB Industries, Inc.	232,564	1,160,494
	LyondellBasell Industries NV, Class A	303,156	25,371,126
#	Martin Marietta Materials, Inc.	72,537	17,971,042
	Materion Corp.	44,374	2,756,957
#	McEwen Mining, Inc.	136,545	236,223
	Mercer International, Inc.	180,339	2,349,817
	Minerals Technologies, Inc.	77,656	4,135,182
	Mosaic Co. (The)	323,125	8,139,519
	Myers Industries, Inc.	95,747	1,548,229
#	Neenah, Inc.	40,887	2,686,685
#	NewMarket Corp.	21,769	9,178,028
	Newmont Goldcorp Corp.	582,686	21,279,693
#	Nexa Resources SA	7,300	60,152
	Northern Technologies International Corp.	11,400	128,820
	Nucor Corp.	460,621	25,048,570
#	Olin Corp.	386,022	7,747,462
	Olympic Steel, Inc.	51,205	644,159
*	OMNOVA Solutions, Inc.	93,798	933,290
	Owens-Illinois, Inc.	438,080	7,434,218
	Packaging Corp. of America	167,937	16,956,599
#	PH Glatfelter Co.	95,600	1,560,192
	PolyOne Corp.	163,770	5,366,743
	PPG Industries, Inc.	225,549	26,477,197
*	PQ Group Holdings, Inc.	6,030	94,008
#	Quaker Chemical Corp.	21,876	4,099,344
#*	Ramaco Resources, Inc.	2,300	11,201
#	Rayonier Advanced Materials, Inc.	186,669	868,011
	Reliance Steel & Aluminum Co.	137,225	13,715,639
	Resolute Forest Products, Inc.	117,176	714,774
#	Royal Gold, Inc.	102,110	11,686,490
	RPM International, Inc.	247,869	16,812,954
*	Ryerson Holding Corp.	94,163	768,370
#	Schnitzer Steel Industries, Inc., Class A	62,137	1,654,708
	Schweitzer-Mauduit International, Inc.	68,859	2,370,815
#	Scotts Miracle-Gro Co. (The)	141,005	15,817,941
#	Sealed Air Corp.	282,052	11,786,953
#	Sensient Technologies Corp.	93,795	6,394,005
	Sherwin-Williams Co. (The)	59,393	30,470,985
#	Silgan Holdings, Inc.	305,248	9,175,755
	Sonoco Products Co.	224,838	13,497,025
#	Southern Copper Corp.	94,127	3,368,805

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	497,937	$15,689,995
	Stepan Co.	46,479	4,608,393
#*	Summit Materials, Inc., Class A	248,293	4,578,523
*	SunCoke Energy, Inc.	321,370	2,439,198
	Synalloy Corp.	17,970	305,131
#*	TimkenSteel Corp.	96,698	675,919
*	Trecora Resources	49,155	466,481
	Tredegar Corp.	73,690	1,228,412
	Trinseo SA	115,147	4,468,855
*	Tronox Holdings P.L.C., Class A	150,550	1,665,083
*	UFP Technologies, Inc.	11,541	502,726
	United States Lime & Minerals, Inc.	9,696	784,212
#	United States Steel Corp.	358,043	5,381,386
*	Universal Stainless & Alloy Products, Inc.	17,881	289,315
#*	US Concrete, Inc.	42,515	2,002,031
	Valvoline, Inc.	336,045	6,784,749
*	Verso Corp., Class A	74,343	1,202,870
	Vulcan Materials Co.	153,169	21,190,931
	Warrior Met Coal, Inc.	146,687	3,629,036
#	Westlake Chemical Corp.	146,512	9,899,816
	WestRock Co.	198,439	7,153,726
	Worthington Industries, Inc.	134,847	5,423,546
#	WR Grace & Co.	86,330	5,854,037
TOTAL MATERIALS			1,046,097,659
REAL ESTATE — (0.3%)
	Alexander & Baldwin, Inc.	106,209	2,496,974
#*	Altisource Asset Management Corp.	909	8,599
#*	Altisource Portfolio Solutions SA	24,863	522,123
	Capital Properties, Inc., Class A	600	8,700
*	CBRE Group, Inc., Class A	477,198	25,296,266
*	CKX Lands, Inc.	743	7,411
#	Consolidated-Tomoka Land Co.	13,414	841,326
#*	Forestar Group, Inc.	7,963	164,516
*	FRP Holdings, Inc.	20,282	1,005,582
	Griffin Industrial Realty, Inc.	5,669	220,297
#*	Howard Hughes Corp. (The)	66,665	8,999,775
*	InterGroup Corp. (The)	200	6,020
	Jones Lang LaSalle, Inc.	91,766	13,369,389
*	JW Mays, Inc.	900	31,554
#	Kennedy-Wilson Holdings, Inc.	271,126	5,834,632
#*	Marcus & Millichap, Inc.	84,615	2,809,218
#*	Maui Land & Pineapple Co., Inc.	22,194	251,458
	Newmark Group, Inc., Class A	327,979	3,233,873
#*	Rafael Holdings, Inc., Class B	23,666	489,886
	RE/MAX Holdings, Inc., Class A	48,302	1,404,622
#	Realogy Holdings Corp.	270,098	1,407,211
	RMR Group, Inc. (The), Class A	30,918	1,522,402
#*	St Joe Co. (The)	136,502	2,626,298
*	Stratus Properties, Inc.	14,910	420,760
*	Tejon Ranch Co.	76,873	1,424,457
#*	Trinity Place Holdings, Inc.	53,127	223,133
TOTAL REAL ESTATE			74,626,482
UTILITIES — (2.6%)
	AES Corp.	685,864	11,515,657
	ALLETE, Inc.	85,043	7,394,489
	Alliant Energy Corp.	177,982	8,817,228

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Ameren Corp.	179,701	$13,601,569
	American Electric Power Co., Inc.	250,817	22,024,241
#	American States Water Co.	62,676	4,855,510
	American Water Works Co., Inc.	132,773	15,239,685
#	Aqua America, Inc.	312,207	13,097,084
	Artesian Resources Corp., Class A	12,735	458,205
	Atlantica Yield P.L.C.	176,611	4,095,609
	Atmos Energy Corp.	109,396	11,928,540
#	Avangrid, Inc.	75,686	3,825,927
#	Avista Corp.	102,979	4,740,123
#	Black Hills Corp.	97,309	7,702,007
#	California Water Service Group	85,065	4,541,620
	CenterPoint Energy, Inc.	368,161	10,680,351
	Chesapeake Utilities Corp.	29,328	2,740,995
	Clearway Energy, Inc., Class A	60,894	1,045,550
#	Clearway Energy, Inc., Class C	120,901	2,178,636
	CMS Energy Corp.	208,173	12,119,832
	Connecticut Water Service, Inc.	20,571	1,437,913
	Consolidated Edison, Inc.	235,848	20,037,646
	Consolidated Water Co., Ltd.	26,390	370,252
	Dominion Energy, Inc.	406,074	30,167,237
	DTE Energy Co.	133,635	16,986,345
	Duke Energy Corp.	372,981	32,344,912
	Edison International	235,986	17,590,396
	El Paso Electric Co.	71,913	4,764,955
	Entergy Corp.	137,734	14,547,465
	Evergy, Inc.	236,767	14,322,036
	Eversource Energy	232,840	17,663,242
	Exelon Corp.	497,964	22,438,258
#	FirstEnergy Corp.	383,537	16,864,122
#	Genie Energy, Ltd., Class B	42,689	470,433
#	Hawaiian Electric Industries, Inc.	189,456	8,487,629
	IDACORP, Inc.	88,451	9,027,309
	MDU Resources Group, Inc.	343,412	9,182,837
	MGE Energy, Inc.	62,564	4,639,121
#	Middlesex Water Co.	31,992	2,003,659
#	National Fuel Gas Co.	150,700	7,194,418
#	New Jersey Resources Corp.	156,029	7,781,166
	NextEra Energy, Inc.	250,507	51,897,535
#	NiSource, Inc.	421,075	12,501,717
#	Northwest Natural Holding Co.	51,081	3,648,205
	NorthWestern Corp.	88,066	6,157,575
	NRG Energy, Inc.	290,454	9,916,100
	OGE Energy Corp.	304,237	13,066,979
	ONE Gas, Inc.	92,867	8,467,613
#	Ormat Technologies, Inc.	94,994	6,226,857
	Otter Tail Corp.	71,955	3,840,958
#	Pattern Energy Group, Inc., Class A	176,106	4,038,111
#*	PG&E Corp.	254,398	4,612,236
	Pinnacle West Capital Corp.	118,909	10,846,879
	PNM Resources, Inc.	140,201	6,963,784
	Portland General Electric Co.	155,113	8,507,948
	PPL Corp.	529,112	15,677,588
	Public Service Enterprise Group, Inc.	329,149	18,810,865
*	Pure Cycle Corp.	35,231	382,961
	RGC Resources, Inc.	10,999	316,551
#	Sempra Energy	138,459	18,751,502
	SJW Group	51,485	3,340,862
#	South Jersey Industries, Inc.	153,319	5,220,512

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Southern Co. (The)	522,350	$29,356,070
	Southwest Gas Holdings, Inc.	82,487	7,333,919
#	Spark Energy, Inc., Class A	18,700	204,578
	Spire, Inc.	84,249	6,942,960
	TerraForm Power, Inc., Class A	5,383	82,952
	UGI Corp.	230,280	11,765,005
	Unitil Corp.	29,333	1,718,034
	Vistra Energy Corp.	461,255	9,898,532
#	WEC Energy Group, Inc.	231,719	19,802,706
	Xcel Energy, Inc.	337,817	20,137,271
	York Water Co. (The)	20,352	732,061
TOTAL UTILITIES			742,091,635
TOTAL COMMON STOCKS			26,006,765,844
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	15,532	410,666
ENERGY — (0.0%)
*»	Enron TOPRS Escrow Shares	666	0
INDUSTRIALS — (0.0%)
	Air T Funding	1,829	4,372
TOTAL PREFERRED STOCKS			415,038
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*»	Air T Funding, Warrants 07/06/2020	9,602	576
TOTAL INVESTMENT SECURITIES			26,007,181,458

TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	210,991,717	210,991,717
SECURITIES LENDING COLLATERAL — (6.7%)
@§	DFA Short Term Investment Fund	162,514,627	1,880,456,751
TOTAL INVESTMENTS — (100.0%)
(Cost $18,917,838,348)^^			$28,098,629,926
As of July 31, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,308	09/20/19	$193,382,679	$195,042,420	$1,659,741
Total Futures Contracts			$193,382,679	$195,042,420	$1,659,741

U.S. Core Equity 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,176,798,697	—	—	$2,176,798,697
Consumer Discretionary	3,212,817,404	$1,575	—	3,212,818,979
Consumer Staples	1,615,014,895	—	—	1,615,014,895
Energy	1,377,671,034	—	—	1,377,671,034
Financials	3,957,363,000	182,413	—	3,957,545,413
Health Care	2,966,451,613	—	—	2,966,451,613
Industrials	3,367,127,425	—	—	3,367,127,425
Information Technology	5,470,522,012	—	—	5,470,522,012
Materials	1,046,097,659	—	—	1,046,097,659
Real Estate	74,626,482	—	—	74,626,482
Utilities	742,091,635	—	—	742,091,635
Preferred Stocks
Communication Services	410,666	—	—	410,666
Industrials	4,372	—	—	4,372
Rights/Warrants
Industrials	—	576	—	576
Temporary Cash Investments	210,991,717	—	—	210,991,717
Securities Lending Collateral	—	1,880,456,751	—	1,880,456,751
Futures Contracts**	1,659,741	—	—	1,659,741
TOTAL	$26,219,648,352	$1,880,641,315	—	$28,100,289,667
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (6.8%)
	A.H. Belo Corp., Class A	49,061	$181,035
	Activision Blizzard, Inc.	304,868	14,859,266
*	Alaska Communications Systems Group, Inc.	99,183	183,489
*	Alphabet, Inc., Class A	96,783	117,901,051
*	Alphabet, Inc., Class C	102,183	124,324,012
#*	Altice USA, Inc., Class A	784,419	20,245,854
#	AMC Entertainment Holdings, Inc., Class A	173,604	2,053,735
#*	AMC Networks, Inc., Class A	120,164	6,414,354
#*	ANGI Homeservices, Inc., Class A	48,151	666,891
	AT&T, Inc.	7,075,983	240,937,221
	ATN International, Inc.	54,372	3,059,512
#*	AutoWeb, Inc.	29,885	102,207
*	Ballantyne Strong, Inc.	31,283	88,531
#*	Bandwidth, Inc., Class A	3,155	235,048
	Beasley Broadcast Group, Inc., Class A	27,174	88,316
#*	Boingo Wireless, Inc.	158,259	2,377,050
#*	Boston Omaha Corp., Class A	923	19,521
	Cable One, Inc.	13,616	16,567,949
#*	Care.com, Inc.	83,395	914,009
#*	Cargurus, Inc.	12,170	453,576
#*	Cars.com, Inc.	245,742	4,669,098
#	CbdMD, Inc.	10,751	46,767
	CBS Corp., Class A	14,126	727,206
	CBS Corp., Class B	478,529	24,649,029
*	Central European Media Enterprises, Ltd., Class A	18,678	87,787
	CenturyLink, Inc.	1,786,631	21,600,369
*	Charter Communications, Inc., Class A	174,958	67,425,314
#	Chicken Soup For The Soul Entertainment, Inc.	2,575	23,896
#*	Cincinnati Bell, Inc.	169,169	646,226
#	Cinemark Holdings, Inc.	410,964	16,405,683
*	Clear Channel Outdoor Holdings, Inc.	55,873	169,295
	Cogent Communications Holdings, Inc.	113,226	7,134,370
	Comcast Corp., Class A	4,524,891	195,339,544
#*	comScore, Inc.	153,439	506,349
#	Consolidated Communications Holdings, Inc.	311,170	1,465,611
*	Cumulus Media, Inc., Class A	14,646	221,301
#*	Daily Journal Corp.	426	105,691
*	DHI Group, Inc.	1,026,390	3,777,115
#*	Discovery, Inc., Class A	246,474	7,470,627
#*	Discovery, Inc., Class B	1,502	55,484
*	Discovery, Inc., Class C	354,722	10,017,349
*	DISH Network Corp., Class A	335,962	11,375,673
*	Electronic Arts, Inc.	164,154	15,184,245
	Emerald Expositions Events, Inc.	103,534	1,103,672
*	Emmis Communications Corp., Class A	23,010	121,033
#	Entercom Communications Corp., Class A	456,737	2,594,266
	Entravision Communications Corp., Class A	227,920	743,019
#*	Eros International P.L.C.	5,500	9,130
#	EW Scripps Co. (The), Class A	175,063	2,683,716
*	Facebook, Inc., Class A	937,110	182,014,875
#*	Fluent, Inc.	54,143	281,544
	Fox Corp., Class A	296,384	11,061,051
*	Fox Corp., Class B	165,902	6,171,554
#*	Frontier Communications Corp.	88,246	116,485

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Gaia, Inc.	23,801	$137,570
#	Gannett Co., Inc.	387,462	3,971,485
*	GCI Liberty, Inc., Class A	243,677	14,554,827
#*	Glu Mobile, Inc.	279,625	2,086,003
*	Gray Television, Inc.	309,857	5,499,962
*	Gray Television, Inc., Class A	3,160	53,183
*	Harte-Hanks, Inc.	15,876	46,040
*	Hemisphere Media Group, Inc.	52,275	643,505
*	IAC/InterActiveCorp	119,790	28,635,799
*	IDT Corp., Class B	256,782	2,608,905
*	IMAX Corp.	172,446	3,785,190
#*	Intelsat SA	225,126	5,096,853
	Interpublic Group of Cos., Inc. (The)	773,956	17,739,072
*	Iridium Communications, Inc.	314,193	7,993,070
	John Wiley & Sons, Inc., Class A	145,509	6,622,115
	John Wiley & Sons, Inc., Class B	7,502	347,718
*	Lee Enterprises, Inc.	46,810	101,578
*	Liberty Broadband Corp.	1,306	128,772
*	Liberty Broadband Corp., Class A	42,890	4,211,369
*	Liberty Broadband Corp., Class C	162,660	16,186,297
*	Liberty Latin America, Ltd., Class A	7,360	120,630
#*	Liberty Latin America, Ltd., Class C	63,077	1,034,463
#*	Liberty Media Corp.-Liberty Braves, Class A	21,586	623,835
*	Liberty Media Corp.-Liberty Braves, Class B	522	18,140
*	Liberty Media Corp.-Liberty Braves, Class C	45,778	1,317,033
*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,749,117
*	Liberty Media Corp.-Liberty Formula One, Class C	290,871	11,454,500
*	Liberty Media Corp.-Liberty SiriusXM, Class A	109,770	4,569,725
*	Liberty Media Corp.-Liberty SiriusXM, Class B	5,224	218,363
*	Liberty Media Corp.-Liberty SiriusXM, Class C	228,036	9,545,587
*	Liberty TripAdvisor Holdings, Inc., Class A	500,395	5,779,562
*	Liberty TripAdvisor Holdings, Inc., Class B	1,138	13,656
#	Lions Gate Entertainment Corp., Class A	154,446	1,993,898
#	Lions Gate Entertainment Corp., Class B	208,521	2,541,871
#*	Live Nation Entertainment, Inc.	355,758	25,635,921
*	Loral Space & Communications, Inc.	16,350	601,517
*	Madison Square Garden Co. (The), Class A	44,054	12,777,422
#*	Marchex, Inc., Class B	166,665	724,993
	Marcus Corp. (The)	75,983	2,658,645
#	Match Group, Inc.	82,948	6,245,155
#*	McClatchy Co. (The), Class A	11,992	26,502
#*	Meet Group, Inc. (The)	230,314	792,280
#	Meredith Corp.	109,636	6,014,631
*	MSG Networks, Inc., Class A	164,638	3,126,476
	National CineMedia, Inc.	161,502	1,149,894
*	Netflix, Inc.	58,555	18,912,679
#	New Media Investment Group, Inc.	197,840	2,130,737
#	New York Times Co. (The), Class A	355,270	12,676,034
	News Corp., Class A	672,367	8,848,350
	News Corp., Class B	259,847	3,497,541
#	Nexstar Media Group, Inc., Class A	179,834	18,301,706
#	Omnicom Group, Inc.	267,839	21,486,045
#*	ORBCOMM, Inc.	204,129	1,196,196
#*	Pareteum Corp.	13,924	48,734
*	pdvWireless, Inc.	36,746	1,634,830
#*	QuinStreet, Inc.	128,914	2,100,009
#*	Reading International, Inc., Class A	53,169	693,855
*	Reading International, Inc., Class B	300	7,443
*	Rosetta Stone, Inc.	37,189	853,859

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	5,094	$159,035
	Salem Media Group, Inc.	182,761	380,143
	Scholastic Corp.	72,305	2,470,662
	Shenandoah Telecommunications Co.	214,633	8,447,955
#	Sinclair Broadcast Group, Inc., Class A	266,164	13,374,741
#	Sirius XM Holdings, Inc.	890,539	5,574,774
#*	Snap, Inc., Class A	477,654	8,024,587
#*	Social Reality, Inc.	3,513	13,876
	Spok Holdings, Inc.	72,102	936,605
#*	Sprint Corp.	1,026,056	7,520,990
*	Take-Two Interactive Software, Inc.	136,087	16,673,379
*	TechTarget, Inc.	66,703	1,535,503
#	TEGNA, Inc.	730,163	11,091,176
	Telephone & Data Systems, Inc.	359,141	11,614,620
*	T-Mobile US, Inc.	340,892	27,179,319
	Townsquare Media, Inc., Class A	44,674	240,793
#*	Travelzoo	67,893	854,094
	Tribune Media Co., Class A	10,447	485,472
	Tribune Publishing Co.	99,813	825,454
#*	TripAdvisor, Inc.	158,939	7,017,157
#*	TrueCar Inc.	224,018	1,138,011
*	Twitter, Inc.	427,274	18,077,963
#*	United States Cellular Corp.	58,697	2,810,999
#*	Urban One, Inc.	174,284	374,711
	Verizon Communications, Inc.	3,860,628	213,376,910
#	Viacom, Inc., Class A	8,444	295,202
	Viacom, Inc., Class B	593,809	18,022,103
#*	Vonage Holdings Corp.	671,366	8,324,938
	Walt Disney Co. (The)	737,651	105,491,470
#	World Wrestling Entertainment, Inc., Class A	79,408	5,779,314
#*	Yelp, Inc.	98,447	3,450,567
*	Zayo Group Holdings, Inc.	386,175	13,025,683
*	Zedge, Inc., Class B	24,094	38,791
#*	Zillow Group, Inc., Class A	92,261	4,598,288
#*	Zillow Group, Inc., Class C	129,377	6,463,675
#*	Zynga, Inc., Class A	1,698,577	10,836,921
TOTAL COMMUNICATION SERVICES			1,997,774,029
CONSUMER DISCRETIONARY — (11.6%)
#*	1-800-Flowers.com, Inc., Class A	116,597	2,282,969
	Aaron's, Inc.	205,777	12,974,240
#	Abercrombie & Fitch Co., Class A	322,534	6,105,569
	Acushnet Holdings Corp.	204,794	5,234,535
#	Adient P.L.C.	286,501	6,804,399
*	Adtalem Global Education, Inc.	207,312	9,820,369
	Advance Auto Parts, Inc.	84,420	12,717,029
*	Amazon.com, Inc.	322,450	601,943,211
	AMCON Distributing Co.	1,168	114,079
#*	American Axle & Manufacturing Holdings, Inc.	380,953	4,598,103
#	American Eagle Outfitters, Inc.	708,266	12,529,226
#*	American Outdoor Brands Corp.	206,427	1,989,956
*	American Public Education, Inc.	52,951	1,748,442
*	America's Car-Mart, Inc.	29,005	2,615,091
#	Aptiv P.L.C.	381,701	33,456,093
	Aramark	575,236	20,817,791
	Ark Restaurants Corp.	7,366	141,943
#*	Asbury Automotive Group, Inc.	97,988	9,022,735
#*	Ascena Retail Group, Inc.	656,620	291,671
#*	Ascent Capital Group, Inc., Class A	198	152

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Aspen Group, Inc.	28,483	$113,647
#*	At Home Group, Inc.	170,838	1,023,320
#	Autoliv, Inc.	200,725	14,482,309
#*	AutoNation, Inc.	297,776	14,495,736
*	AutoZone, Inc.	12,199	13,699,965
#*	Barnes & Noble Education, Inc.	161,574	565,509
#	Barnes & Noble, Inc.	249,766	1,628,474
	Bassett Furniture Industries, Inc.	18,048	230,653
	BBX Capital Corp.	82,044	353,610
*	Beazer Homes USA, Inc.	107,973	1,265,444
#	Bed Bath & Beyond, Inc.	454,930	4,417,370
	Best Buy Co., Inc.	589,142	45,087,037
#	Big 5 Sporting Goods Corp.	399,718	851,399
#	Big Lots, Inc.	202,422	5,182,003
*	Biglari Holdings, Inc., Class A	526	240,382
#*	Biglari Holdings, Inc., Class B	3,538	321,250
#	BJ's Restaurants, Inc.	85,019	3,375,254
	Bloomin' Brands, Inc.	413,253	7,037,699
*	Booking Holdings, Inc.	29,783	56,188,906
#*	Boot Barn Holdings, Inc.	94,067	2,943,356
	BorgWarner, Inc.	485,573	18,354,659
	Bowl America, Inc., Class A	3,937	61,338
#	Boyd Gaming Corp.	77,977	2,065,611
*	Bright Horizons Family Solutions, Inc.	102,325	15,560,563
#	Brinker International, Inc.	85,112	3,391,713
	Brunswick Corp.	269,306	13,239,083
#	Buckle, Inc. (The)	38,775	789,071
#*	Build-A-Bear Workshop, Inc.	67,264	287,217
*	Burlington Stores, Inc.	69,702	12,598,636
*	Caesars Entertainment Corp.	834,373	9,878,976
#	Caleres, Inc.	147,819	2,776,041
#	Callaway Golf Co.	279,733	5,130,303
#	Camping World Holdings, Inc., Class A	5,293	62,087
*	Capri Holdings, Ltd.	384,277	13,676,418
*	Career Education Corp.	254,762	4,830,288
#*	CarMax, Inc.	343,755	30,167,939
	Carnival Corp.	256,403	12,109,914
	Carriage Services, Inc.	60,847	1,163,395
#*	Carrols Restaurant Group, Inc.	151,163	1,408,839
#	Carter's, Inc.	121,161	11,270,396
#*	Carvana Co.	8,296	527,294
#	Cato Corp. (The), Class A	74,627	1,072,390
*	Cavco Industries, Inc.	24,235	4,298,077
*	Century Casinos, Inc.	2,000	19,740
#*	Century Communities, Inc.	103,761	2,860,691
*	Charles & Colvard, Ltd.	34,169	50,228
#	Cheesecake Factory, Inc. (The)	180,742	7,786,365
#*	Chegg, Inc.	17,137	769,794
#	Chico's FAS, Inc.	864,124	2,756,556
#	Children's Place, Inc. (The)	84,335	8,236,999
#*	Chipotle Mexican Grill, Inc.	19,141	15,227,240
#	Choice Hotels International, Inc.	69,715	5,982,244
#	Churchill Downs, Inc.	18,204	2,178,109
#*	Chuy's Holdings, Inc.	58,889	1,392,725
	Citi Trends, Inc.	47,540	729,739
#	Clarus Corp.	93,318	1,340,980
#	Collectors Universe, Inc.	8,599	203,882
	Columbia Sportswear Co.	152,949	16,209,535
#*	Conn's, Inc.	105,962	2,204,010

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Container Store Group, Inc. (The)	95,025	$580,603
	Cooper Tire & Rubber Co.	459,953	12,381,935
#*	Cooper-Standard Holdings, Inc.	68,894	3,408,875
#	Core-Mark Holding Co., Inc.	123,318	4,615,793
#	Cracker Barrel Old Country Store, Inc.	73,612	12,787,141
#*	Crocs, Inc.	199,042	4,548,110
	Crown Crafts, Inc.	22,116	101,734
	CSS Industries, Inc.	44,900	230,337
	Culp, Inc.	43,461	780,994
	Dana, Inc.	602,666	10,070,549
	Darden Restaurants, Inc.	165,526	20,121,341
#	Dave & Buster's Entertainment, Inc.	168,132	6,834,566
#*	DavidsTea, Inc.	1,035	1,656
*	Deckers Outdoor Corp.	105,671	16,514,264
*	Del Frisco's Restaurant Group, Inc.	104,961	835,490
#*	Del Taco Restaurants, Inc.	111,950	1,356,834
	Delphi Technologies P.L.C.	152,036	2,849,155
#*	Delta Apparel, Inc.	15,491	294,949
*	Denny's Corp.	151,857	3,430,450
#	Designer Brands, Inc., Class A	253,672	4,662,491
#*	Destination Maternity Corp.	25,941	21,552
*	Destination XL Group, Inc.	166,505	293,049
#	Dick's Sporting Goods, Inc.	262,198	9,745,900
#	Dillard's, Inc., Class A	117,391	8,543,717
#	Dine Brands Global, Inc.	65,801	5,401,604
*	Dixie Group, Inc. (The)	326,987	172,780
*	Dogness International Corp., Class A	28,927	86,202
	Dollar General Corp.	322,019	43,156,986
*	Dollar Tree, Inc.	305,601	31,094,902
#	Domino's Pizza, Inc.	40,454	9,892,217
#*	Dorman Products, Inc.	118,767	8,536,972
	Dover Motorsports, Inc.	18,678	37,356
	DR Horton, Inc.	514,908	23,649,724
#*	Drive Shack, Inc.	125,901	657,203
#*	Duluth Holdings, Inc., Class B	3,601	43,752
	Dunkin' Brands Group, Inc.	144,073	11,548,892
	eBay, Inc.	865,463	35,648,421
#	Educational Development Corp.	7,618	50,660
#*	El Pollo Loco Holdings, Inc.	126,390	1,243,678
#*	Eldorado Resorts, Inc.	63,704	2,874,324
*	Emerson Radio Corp.	26,350	27,404
	Escalade, Inc.	40,584	467,934
#	Ethan Allen Interiors, Inc.	87,430	1,799,309
*	Etsy, Inc.	26,637	1,785,212
	Expedia Group, Inc.	204,166	27,100,984
#*	Express, Inc.	743,881	1,837,386
	Extended Stay America, Inc.	588,162	9,834,069
*	Famous Dave's of America, Inc.	13,253	60,566
#*	Fiesta Restaurant Group, Inc.	84,314	805,199
#*	Five Below, Inc.	110,262	12,951,375
	Flanigan's Enterprises, Inc.	2,891	65,134
	Flexsteel Industries, Inc.	18,171	333,801
#*	Floor & Decor Holdings, Inc., Class A	166,014	6,499,448
#	Foot Locker, Inc.	341,392	14,017,555
	Ford Motor Co.	4,314,222	41,114,536
#*	Fossil Group, Inc.	164,061	1,811,233
#*	Fox Factory Holding Corp.	130,993	10,489,919
#*	Francesca's Holdings Corp.	13,746	43,025
*	frontdoor, Inc.	133,045	6,072,174

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Full House Resorts, Inc.	23,954	$45,513
#*	Funko, Inc., Class A	2,300	57,523
#	GameStop Corp., Class A	1,476,192	5,934,292
#	Gap, Inc. (The)	785,913	15,325,303
	Garmin, Ltd.	157,195	12,353,955
#*	Garrett Motion, Inc.	47,509	673,203
	General Motors Co.	1,628,062	65,676,021
#*	Genesco, Inc.	69,552	2,738,958
	Gentex Corp.	848,664	23,270,367
*	Gentherm, Inc.	126,604	5,179,370
	Genuine Parts Co.	278,239	27,022,572
#*	G-III Apparel Group, Ltd.	170,255	4,879,508
*	Good Times Restaurants, Inc.	14,300	26,312
	Goodyear Tire & Rubber Co. (The)	659,298	9,052,162
#*	GoPro, Inc., Class A	175,969	930,876
	Graham Holdings Co., Class B	12,018	8,926,129
#*	Grand Canyon Education, Inc.	139,829	15,209,200
*	Green Brick Partners, Inc.	15,871	149,346
	Group 1 Automotive, Inc.	66,734	5,602,987
*	Groupon, Inc.	1,232,019	3,880,860
#*	GrubHub, Inc.	104,596	7,073,827
#	Guess?, Inc.	282,107	4,753,503
#	H&R Block, Inc.	346,500	9,594,585
#*	Habit Restaurants, Inc. (The), Class A	53,580	535,800
#	Hamilton Beach Brands Holding Co., Class A	32,542	534,014
#	Hanesbrands, Inc.	548,803	8,830,240
#	Harley-Davidson, Inc.	485,837	17,383,248
#	Hasbro, Inc.	102,358	12,401,695
#	Haverty Furniture Cos., Inc.	65,791	1,191,475
	Haverty Furniture Cos., Inc., Class A	2,523	45,692
#*	Helen of Troy, Ltd.	73,249	10,861,362
#*	Hibbett Sports, Inc.	247,261	4,549,602
*	Hilton Grand Vacations, Inc.	177,969	5,819,586
	Hilton Worldwide Holdings, Inc.	300,917	29,053,536
	Home Depot, Inc. (The)	339,398	72,525,959
#	Hooker Furniture Corp.	36,936	770,116
#*	Horizon Global Corp.	56,437	323,948
#*	Houghton Mifflin Harcourt Co.	385,477	2,255,040
*	Hudson, Ltd., Class A	81,304	1,039,065
	Hyatt Hotels Corp., Class A	76,915	5,949,375
*	Installed Building Products, Inc.	85,113	4,534,821
#	International Game Technology P.L.C.	131,549	1,756,179
#*	iRobot Corp.	70,150	5,127,965
*	J Alexander's Holdings, Inc.	39,480	425,200
#	J. Jill, Inc.	119,955	256,704
#	Jack in the Box, Inc.	60,844	4,370,425
#*	JAKKS Pacific, Inc.	343,581	298,366
#*	JC Penney Co., Inc.	1,451,035	1,154,298
#	Johnson Outdoors, Inc., Class A	29,907	2,033,377
*	K12, Inc.	173,542	5,180,229
	KB Home	157,600	4,140,152
#*	Kirkland's, Inc.	106,640	182,354
#	Kohl's Corp.	418,240	22,526,406
*	Kontoor Brands, Inc.	24,889	729,994
*	Koss Corp.	4,495	8,585
	L Brands, Inc.	288,306	7,481,541
*	Lakeland Industries, Inc.	21,151	226,950
#*	Lands' End, Inc.	89,213	972,422
	Las Vegas Sands Corp.	243,084	14,691,997

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Laureate Education, Inc., Class A	14,492	$237,524
*»	Lazare Kaplan International Inc.	3,667	516
	La-Z-Boy, Inc.	158,712	5,235,909
#*	Lazydays Holdings, Inc.	11,759	59,383
#	LCI Industries	104,215	9,549,220
*	Leaf Group, Ltd.	64,844	395,548
	Lear Corp.	154,791	19,624,403
#	Leggett & Platt, Inc.	310,557	12,412,963
	Lennar Corp., Class A	529,156	25,171,951
	Lennar Corp., Class B	41,469	1,575,822
#*	LGI Homes, Inc.	71,421	5,020,182
#*	Libbey, Inc.	98,478	166,428
#	Liberty Tax, Inc.	13,925	165,707
#	Lifetime Brands, Inc.	58,799	519,195
#*	Lincoln Educational Services Corp.	56,293	104,142
*	Lindblad Expeditions Holdings, Inc.	10,754	202,498
*	Liquidity Services, Inc.	98,750	643,850
#	Lithia Motors, Inc., Class A	91,436	12,058,580
*	LKQ Corp.	431,185	11,611,812
	Lowe's Cos., Inc.	432,695	43,875,273
*	Luby's, Inc.	657,623	762,843
*	Lululemon Athletica, Inc.	92,574	17,689,966
#*	Lumber Liquidators Holdings, Inc.	95,682	839,131
*	M/I Homes, Inc.	73,907	2,614,091
	Macy's, Inc.	717,673	16,312,707
*	Malibu Boats, Inc., Class A	84,934	2,559,061
#	Marine Products Corp.	27,683	444,589
#*	MarineMax, Inc.	93,576	1,444,813
	Marriott International, Inc., Class A	170,443	23,701,804
#	Marriott Vacations Worldwide Corp.	153,041	15,645,381
*	MasterCraft Boat Holdings, Inc.	41,209	684,069
#*	Mattel, Inc.	325,428	4,751,249
	McDonald's Corp.	252,955	53,302,678
	MDC Holdings, Inc.	214,331	7,745,922
»	Media General, Inc. Contingent Value Rights	96,518	3,783
*	Meritage Homes Corp.	131,485	8,258,573
	MGM Resorts International	497,634	14,938,973
#*	Michaels Cos., Inc. (The)	237,291	1,630,189
*	Modine Manufacturing Co.	157,295	2,158,087
*	Mohawk Industries, Inc.	100,893	12,580,348
#*	Monarch Casino & Resort, Inc.	6,743	317,393
#	Monro, Inc.	112,938	9,510,509
#*	Motorcar Parts of America, Inc.	65,597	1,172,874
#	Movado Group, Inc.	54,870	1,444,727
*	Murphy USA, Inc.	151,807	13,413,666
	Nathan's Famous, Inc.	9,787	691,060
#*	National Vision Holdings, Inc.	33,885	1,070,427
#*	Nautilus, Inc.	107,416	207,313
#*	New Home Co., Inc. (The)	55,518	230,955
#	Newell Brands, Inc.	279,103	3,960,472
	NIKE, Inc., Class B	698,213	60,067,264
	Nobility Homes, Inc.	2,557	58,811
#	Nordstrom, Inc.	313,692	10,386,342
*	Norwegian Cruise Line Holdings, Ltd.	353,541	17,479,067
*	NVR, Inc.	5,513	18,436,244
#	Office Depot, Inc.	1,826,784	3,726,639
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	10,041,947
*	O'Reilly Automotive, Inc.	61,168	23,290,328
#*	Overstock.com, Inc.	61,365	1,381,940

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Oxford Industries, Inc.	58,392	$4,273,710
	P&F Industries, Inc., Class A	2,869	22,809
#	Papa John's International, Inc.	72,472	3,219,206
#*	Party City Holdco, Inc.	260,331	1,660,912
	Peak Resorts, Inc.	33,235	361,264
#*	Penn National Gaming, Inc.	167,303	3,265,755
#	Penske Automotive Group, Inc.	287,506	13,216,651
#	PetMed Express, Inc.	39,873	692,594
#*	Pier 1 Imports, Inc.	35,466	136,544
*	Planet Fitness, Inc., Class A	192,198	15,118,295
#*	Playa Hotels & Resorts NV	66,107	484,564
*	PlayAGS, Inc.	21,023	394,391
#	Polaris Industries, Inc.	155,049	14,678,489
	Pool Corp.	73,758	13,967,552
#*	Potbelly Corp.	70,548	293,480
	PulteGroup, Inc.	667,345	21,028,041
	PVH Corp.	132,719	11,801,373
*	QEP Co., Inc.	670	14,509
#*	Quotient Technology Inc.	240,688	2,532,038
*	Qurate Retail Group, Inc. QVC Group, Class B	1,143	16,196
*	Qurate Retail, Inc.	689,320	9,746,985
	Ralph Lauren Corp.	67,278	7,012,386
	RCI Hospitality Holdings, Inc.	15,909	269,658
*	Red Lion Hotels Corp.	49,614	336,879
#*	Red Robin Gourmet Burgers, Inc.	181,299	5,986,493
#	Red Rock Resorts, Inc., Class A	153,369	3,196,210
*	Regis Corp.	126,972	2,323,588
*	Rent-A-Center, Inc.	103,534	2,798,524
#*	RH	74,464	10,380,282
	Rocky Brands, Inc.	11,845	373,354
#*	Roku, Inc.	7,251	749,246
	Ross Stores, Inc.	230,429	24,432,387
	Royal Caribbean Cruises, Ltd.	175,269	20,390,795
#*	RTW RetailWinds, Inc.	223,042	486,232
#*	Rubicon Project, Inc. (The)	147,629	1,123,457
#*	RumbleON, Inc., Class B	2,200	10,274
#	Ruth's Hospitality Group, Inc.	160,711	3,579,034
#*	Sally Beauty Holdings, Inc.	280,307	3,851,418
#*	Scientific Games Corp., Class A	118,596	2,425,288
#*	Sears Hometown and Outlet Stores, Inc.	17,452	44,154
#*	SeaWorld Entertainment, Inc.	281,561	8,607,320
#*	Select Interior Concepts, Inc., Class A	12,429	142,312
#*	Sequential Brands Group, Inc.	5,721	2,433
	Service Corp. International	493,717	22,780,102
#*	ServiceMaster Global Holdings, Inc.	266,091	14,164,024
#*	Shake Shack, Inc., Class A	44,856	3,348,949
*	Shiloh Industries, Inc.	146,965	740,704
#	Shoe Carnival, Inc.	42,020	1,066,468
*	Shutterfly, Inc.	109,815	5,566,522
#	Shutterstock, Inc.	75,462	2,895,477
#	Signet Jewelers, Ltd.	207,592	3,765,719
	Six Flags Entertainment Corp.	121,738	6,431,419
*	Skechers U.S.A., Inc., Class A	399,012	15,138,515
#*	Skyline Champion Corp.	191,220	5,449,770
#*	Sleep Number Corp.	173,427	8,527,406
#	Sonic Automotive, Inc., Class A	269,669	7,434,774
#*	Sonos, Inc.	5,763	62,529
#*	Sotheby's	145,988	8,716,943
	Speedway Motorsports, Inc.	119,188	2,359,922

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sportsman's Warehouse Holdings, Inc.	122,329	$549,257
#	Stage Stores, Inc.	508,955	371,537
#*	Stamps.com, Inc.	36,361	1,736,238
	Standard Motor Products, Inc.	80,378	3,698,192
	Starbucks Corp.	443,718	42,015,657
#*	Stein Mart, Inc.	77,870	63,448
	Steven Madden, Ltd.	288,859	9,968,524
#*	Stoneridge, Inc.	107,534	3,502,382
	Strategic Education, Inc.	93,101	16,571,047
	Strattec Security Corp.	8,355	173,700
	Superior Group of Cos, Inc.	45,841	780,214
#	Superior Industries International, Inc.	222,196	568,822
*	Sypris Solutions, Inc.	26,299	27,088
#	Tailored Brands, Inc.	111,513	543,068
*	Tandy Leather Factory, Inc.	25,740	149,807
	Tapestry, Inc.	469,310	14,515,758
	Target Corp.	551,687	47,665,757
*	Taylor Morrison Home Corp.	328,177	7,390,546
#*	Tempur Sealy International, Inc.	131,892	10,580,376
#	Tenneco, Inc., Class A	176,952	1,599,646
#*	Tesla, Inc.	16,040	3,875,424
	Texas Roadhouse, Inc.	180,904	9,991,328
#	Thor Industries, Inc.	220,321	13,131,132
#	Tiffany & Co.	183,552	17,239,204
#	Tile Shop Holdings, Inc.	171,286	443,631
	Tilly's, Inc., Class A	68,691	562,579
	TJX Cos., Inc. (The)	612,006	33,391,047
#	Toll Brothers, Inc.	340,958	12,264,259
*	TopBuild Corp.	118,884	9,645,059
	Tower International, Inc.	91,908	2,830,766
#*	Town Sports International Holdings, Inc.	31,508	48,207
	Tractor Supply Co.	191,144	20,798,379
#*	Trans World Entertainment Corp.	646,481	190,712
*	TravelCenters of America LLC	98,437	339,608
#*	TRI Pointe Group, Inc.	569,348	7,794,374
#*	Tuesday Morning Corp.	161,010	264,056
	Tupperware Brands Corp.	99,109	1,517,359
#*	Turtle Beach Corp.	10,213	106,113
#	Twin River Worldwide Holding, Inc.	683	18,024
*	Ulta Salon Cosmetics & Fragrance, Inc.	63,545	22,193,091
#*	Under Armour, Inc., Class A	239,786	5,531,863
#*	Under Armour, Inc., Class C	268,468	5,460,639
*	Unifi, Inc.	70,488	1,318,830
	Unique Fabricating, Inc.	17,320	44,512
*	Universal Electronics, Inc.	44,224	1,893,672
*	Universal Technical Institute, Inc.	61,591	226,655
#*	Urban Outfitters, Inc.	394,065	9,382,688
	Vail Resorts, Inc.	56,766	13,993,954
#*	Veoneer, Inc.	101,973	1,850,810
*	Vera Bradley, Inc.	130,433	1,532,588
	VF Corp.	174,229	15,225,872
#*	Vince Holding Corp.	3,562	50,010
*	Vista Outdoor, Inc.	194,431	1,399,903
#*	Visteon Corp.	111,275	7,330,797
#*	Vitamin Shoppe, Inc.	256,448	1,133,500
*	VOXX International Corp.	97,553	457,524
#*	Wayfair, Inc., Class A	42,533	5,578,628
#*	Weight Watchers International, Inc.	81,185	1,757,655
#	Wendy's Co. (The)	704,925	12,822,586

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	28,565	$786,109
#	Whirlpool Corp.	142,228	20,691,329
#*	William Lyon Homes, Class A	102,937	2,021,683
#	Williams-Sonoma, Inc.	267,209	17,817,496
#	Wingstop, Inc.	78,649	7,518,058
	Winmark Corp.	7,748	1,309,489
#	Winnebago Industries, Inc.	106,571	4,294,811
#	Wolverine World Wide, Inc.	260,741	7,079,118
	Wyndham Destinations, Inc.	144,276	6,789,629
	Wyndham Hotels & Resorts, Inc.	209,424	11,842,927
#	Wynn Resorts, Ltd.	95,342	12,401,134
	Yum! Brands, Inc.	93,374	10,506,442
#*	ZAGG, Inc.	95,312	631,919
#*	Zovio, Inc.	116,596	444,231
*	Zumiez, Inc.	83,902	2,078,253
TOTAL CONSUMER DISCRETIONARY			3,415,931,718
CONSUMER STAPLES — (5.4%)
	Alico, Inc.	24,578	784,038
	Altria Group, Inc.	1,297,641	61,079,962
	Andersons, Inc. (The)	147,777	3,967,812
	Archer-Daniels-Midland Co.	603,011	24,771,692
#*	Avon Products, Inc.	752,746	3,199,170
#	B&G Foods, Inc.	254,798	4,657,707
#*	BJ's Wholesale Club Holdings, Inc.	174,022	4,099,958
#*	Boston Beer Co., Inc. (The), Class A	37,073	14,544,479
#*	Bridgford Foods Corp.	11,491	409,884
	Brown-Forman Corp., Class A	59,147	3,156,084
#	Brown-Forman Corp., Class B	324,384	17,779,487
	Bunge, Ltd.	279,811	16,349,357
#	Calavo Growers, Inc.	51,317	4,538,475
#	Cal-Maine Foods, Inc.	136,112	5,413,174
#	Campbell Soup Co.	341,257	14,107,564
	Casey's General Stores, Inc.	120,132	19,450,572
#*	Central Garden & Pet Co.	40,949	1,244,031
*	Central Garden & Pet Co., Class A	146,684	4,041,144
#*	Chefs' Warehouse, Inc. (The)	79,060	2,883,318
	Church & Dwight Co., Inc.	236,607	17,849,632
	Clorox Co. (The)	132,095	21,478,647
	Coca-Cola Co. (The)	2,066,231	108,745,738
#	Coca-Cola Consolidated, Inc.	30,092	8,832,905
*	Coffee Holding Co., Inc.	5,400	21,816
	Colgate-Palmolive Co.	191,018	13,703,631
	Conagra Brands, Inc.	564,770	16,304,910
	Constellation Brands, Inc., Class A	99,120	19,508,798
#	Constellation Brands, Inc., Class B	4,511	899,719
	Costco Wholesale Corp.	254,097	70,036,756
#	Coty, Inc., Class A	978,816	10,678,883
#*	Craft Brew Alliance, Inc.	46,636	732,652
*	Crimson Wine Group, Ltd.	24,913	184,356
*	Cyanotech Corp.	2,301	5,776
*	Darling Ingredients, Inc.	422,245	8,584,241
#	Dean Foods Co.	1,496,802	2,170,363
*	Eastside Distilling, Inc.	4,536	19,051
#*	Edgewell Personal Care Co.	174,194	5,300,723
#*	elf Beauty Inc.	101,984	1,691,915
#	Energizer Holdings, Inc.	127,265	5,355,311
	Estee Lauder Cos., Inc. (The), Class A	123,013	22,657,764
#*	Farmer Brothers Co.	51,111	830,043

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Flowers Foods, Inc.	703,470	$16,672,239
#	Fresh Del Monte Produce, Inc.	161,044	4,884,465
	General Mills, Inc.	524,359	27,848,706
#*	Hain Celestial Group, Inc. (The)	198,495	4,321,236
#*	Herbalife Nutrition, Ltd.	252,784	10,369,200
	Hershey Co. (The)	154,380	23,425,621
#	Hormel Foods Corp.	574,933	23,566,504
#*	Hostess Brands, Inc.	340,995	4,814,849
#	Ingles Markets, Inc., Class A	55,537	1,748,305
	Ingredion, Inc.	214,173	16,553,431
	Inter Parfums, Inc.	85,209	5,903,280
	J&J Snack Foods Corp.	52,259	9,711,813
	JM Smucker Co. (The)	152,827	16,992,834
#	John B. Sanfilippo & Son, Inc.	34,146	2,967,629
	Kellogg Co.	404,136	23,528,798
#	Keurig Dr Pepper, Inc.	145,443	4,092,766
	Kimberly-Clark Corp.	103,431	14,030,415
	Kraft Heinz Co. (The)	362,822	11,613,932
	Kroger Co. (The)	1,464,801	30,995,189
#	Lamb Weston Holdings, Inc.	78,663	5,279,861
#	Lancaster Colony Corp.	58,977	9,189,796
#*	Landec Corp.	90,725	1,013,398
#*	Lifevantage Corp.	21,105	244,818
*	Lifeway Foods, Inc.	21,293	72,609
#	Limoneira Co.	43,099	852,929
	Mannatech, Inc.	4,594	73,642
#	McCormick & Co., Inc.	3,330	525,174
#	McCormick & Co., Inc. Non-Voting	152,292	24,144,374
#	Medifast, Inc.	60,078	6,707,709
#	MGP Ingredients, Inc.	71,438	3,571,186
#	Molson Coors Brewing Co., Class A	1,020	63,393
	Molson Coors Brewing Co., Class B	263,479	14,225,231
	Mondelez International, Inc., Class A	574,940	30,753,541
*	Monster Beverage Corp.	180,203	11,617,687
#	National Beverage Corp.	78,210	3,404,481
#*	Natural Alternatives International, Inc.	16,951	171,036
*	Natural Grocers by Vitamin Cottage, Inc.	73,621	675,105
#	Natural Health Trends Corp.	16,960	127,370
*	Nature's Sunshine Products, Inc.	52,929	477,949
#*	New Age Beverages Corp.	34,298	128,275
	Nu Skin Enterprises, Inc., Class A	210,393	8,411,512
#	Ocean Bio-Chem, Inc.	12,000	42,360
	Oil-Dri Corp. of America	14,194	502,893
	PepsiCo, Inc.	911,751	116,530,895
*	Performance Food Group Co.	298,844	13,104,309
	Philip Morris International, Inc.	383,698	32,080,990
#*	Pilgrim's Pride Corp.	308,227	8,340,623
*	Post Holdings, Inc.	251,346	26,949,318
	PriceSmart, Inc.	81,647	4,980,467
#*	Primo Water Corp.	84,828	1,252,910
	Procter & Gamble Co. (The)	1,360,960	160,647,718
#*	Pyxus International, Inc.	27,945	398,775
#*	Revlon, Inc., Class A	65,000	1,294,800
#*	RiceBran Technologies	12,677	35,749
#*	Rite Aid Corp.	62,051	432,495
#	Rocky Mountain Chocolate Factory, Inc.	12,203	109,827
#*	S&W Seed Co.	68,983	204,190
#	Sanderson Farms, Inc.	111,082	14,553,964
	Seaboard Corp.	1,240	5,061,234

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp., Class A	28,492	$899,777
*	Seneca Foods Corp., Class B	1,999	62,769
*	Simply Good Foods Co. (The)	214,709	5,846,526
	SpartanNash Co.	134,011	1,584,010
#	Spectrum Brands Holdings, Inc.	180,038	9,021,704
#*	Sprouts Farmers Market, Inc.	473,063	8,008,957
	Sysco Corp.	291,085	19,959,698
*	Tofutti Brands, Inc.	1,645	3,866
#	Tootsie Roll Industries, Inc.	72,143	2,695,262
#*	TreeHouse Foods, Inc.	192,443	11,419,568
#	Turning Point Brands, Inc.	18,452	685,123
	Tyson Foods, Inc., Class A	396,177	31,496,071
#*	United Natural Foods, Inc.	332,489	3,278,342
	United-Guardian, Inc.	4,655	91,145
	Universal Corp.	84,228	5,011,566
*	US Foods Holding Corp.	448,636	15,868,255
#*	USANA Health Sciences, Inc.	93,475	6,360,974
#	Vector Group, Ltd.	285,710	3,299,950
#*	Veru, Inc.	50,478	114,080
#	Village Super Market, Inc., Class A	31,018	776,381
	Walgreens Boots Alliance, Inc.	746,687	40,686,975
	Walmart, Inc.	1,022,976	112,916,091
#	WD-40 Co.	33,668	6,112,762
#	Weis Markets, Inc.	90,746	3,307,692
*	Willamette Valley Vineyards, Inc.	6,260	43,695
TOTAL CONSUMER STAPLES			1,593,918,582
ENERGY — (4.9%)
#*	Abraxas Petroleum Corp.	502,185	437,102
	Adams Resources & Energy, Inc.	7,057	230,270
	Anadarko Petroleum Corp.	448,348	33,025,314
#	Antero Midstream Corp.	285,842	2,606,879
#*	Antero Resources Corp.	511,344	2,357,296
#	Apache Corp.	632,950	15,456,639
*	Apergy Corp.	156,958	5,105,844
#	Arch Coal, Inc., Class A	88,862	7,922,936
	Archrock, Inc.	438,045	4,809,734
#*	Ardmore Shipping Corp.	94,800	695,832
*	Aspen Aerogels, Inc.	64,239	423,977
#	Baker Hughes a GE Co.	316,101	8,025,804
*	Barnwell Industries, Inc.	10,714	10,821
#*	Basic Energy Services, Inc.	79,151	140,889
#	Berry Petroleum Corp.	37,888	371,302
#*	Bonanza Creek Energy, Inc.	68,402	1,491,164
#*	C&J Energy Services, Inc.	208,236	2,278,102
	Cabot Oil & Gas Corp.	508,982	9,752,095
*	Cactus, Inc., Class A	77,854	2,286,572
#*	California Resources Corp.	59,450	910,180
#*	Callon Petroleum Co.	776,159	3,818,702
#*	CARBO Ceramics, Inc.	30,729	39,333
#*	Carrizo Oil & Gas, Inc.	311,550	2,969,072
#*	Centennial Resource Development, Inc., Class A	511,882	3,045,698
#*	Chaparral Energy, Inc., Class A	4,900	17,395
*	Cheniere Energy, Inc.	130,199	8,482,465
#*	Chesapeake Energy Corp.	2,404,074	4,351,374
	Chevron Corp.	1,471,514	181,158,089
#	Cimarex Energy Co.	250,750	12,705,503
#*	Clean Energy Fuels Corp.	650,469	1,736,752
#*	CNX Resources Corp.	666,499	5,478,622

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Comstock Resources, Inc.	34,306	$234,310
	Concho Resources, Inc.	247,097	24,136,435
	ConocoPhillips	1,189,748	70,290,312
*	CONSOL Energy, Inc.	92,987	1,998,291
#*	Contango Oil & Gas Co.	90,027	119,736
*	Continental Resources, Inc.	219,610	8,162,904
#*	Contura Energy, Inc.	17,301	619,895
#	Core Laboratories NV	77,274	3,876,837
#	CVR Energy, Inc.	228,689	12,136,525
*	Dawson Geophysical Co.	217,053	516,586
#	Delek US Holdings, Inc.	272,889	11,756,058
#*	Denbury Resources, Inc.	1,550,302	1,751,841
	Devon Energy Corp.	384,538	10,382,526
#	DHT Holdings, Inc.	982,953	5,553,684
#*	Diamond Offshore Drilling, Inc.	460,327	4,161,356
	Diamondback Energy, Inc.	215,154	22,253,378
#	DMC Global, Inc.	39,745	2,076,279
*	Dorian LPG, Ltd.	145,845	1,334,482
#*	Dril-Quip, Inc.	188,020	9,893,612
#*	Earthstone Energy, Inc., Class A	83,796	367,026
#	EnLink Midstream LLC	354,772	3,405,811
	EOG Resources, Inc.	619,952	53,222,879
*	Epsilon Energy, Ltd.	26,958	101,901
#	EQT Corp.	216,273	3,267,885
#	Equitrans Midstream Corp.	161,646	2,681,707
*	Era Group, Inc.	85,450	881,844
	Evolution Petroleum Corp.	100,336	612,050
*	Exterran Corp.	119,347	1,629,087
#*	Extraction Oil & Gas, Inc.	356,349	1,322,055
	Exxon Mobil Corp.	3,143,859	233,777,355
*	Forum Energy Technologies, Inc.	540,589	1,416,343
#*	Frank's International NV	520,621	2,967,540
	GasLog, Ltd.	227,243	3,235,940
*	Geospace Technologies Corp.	42,081	656,884
#*	Goodrich Petroleum Corp.	28,587	329,036
#	Green Plains, Inc.	156,085	1,574,898
*	Gulf Island Fabrication, Inc.	104,162	745,800
#*	Gulfport Energy Corp.	596,776	2,255,813
#*	Halcon Resources Corp.	526,112	59,451
	Hallador Energy Co.	97,936	524,937
	Halliburton Co.	490,414	11,279,522
*	Helix Energy Solutions Group, Inc.	512,152	4,486,452
#	Helmerich & Payne, Inc.	190,198	9,449,037
	Hermitage Offshore Services, Ltd.	5,906	15,119
	Hess Corp.	347,083	22,504,862
#*	HighPoint Resources Corp.	569,450	711,813
	HollyFrontier Corp.	376,685	18,747,612
#*	Hornbeck Offshore Services, Inc.	67,568	70,271
#*	Independence Contract Drilling, Inc.	93,369	123,247
*	International Seaways, Inc.	94,840	1,613,228
#*	ION Geophysical Corp.	84,699	818,192
#*	Jagged Peak Energy, Inc.	92,939	682,172
*	Keane Group, Inc.	367,914	2,314,179
#*	Key Energy Services, Inc.	4,982	15,195
	Kinder Morgan, Inc.	1,474,038	30,394,664
#*	KLX Energy Services Holdings, Inc.	72,968	1,147,057
#	Kosmos Energy, Ltd.	1,023,297	6,150,015
#*	Laredo Petroleum, Inc.	687,357	2,282,025
#*	Lonestar Resources US, Inc., Class A	66,701	165,418

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Mammoth Energy Services, Inc.	72,963	$472,800
	Marathon Oil Corp.	1,418,842	19,963,107
	Marathon Petroleum Corp.	719,648	40,580,951
#*	Matador Resources Co.	353,321	6,229,049
*	Matrix Service Co.	103,231	1,896,353
#*	McDermott International, Inc.	940,082	6,035,326
#*	Midstates Petroleum Co., Inc.	62,511	284,425
*	Mitcham Industries, Inc.	95,130	395,741
*	Montage Resources Corp.	32,770	109,452
#	Murphy Oil Corp.	515,106	12,383,148
#	Nabors Industries, Ltd.	1,142,796	3,382,676
	NACCO Industries, Inc., Class A	16,271	864,804
	National Oilwell Varco, Inc.	483,841	11,525,093
*	Natural Gas Services Group, Inc.	26,876	431,091
#	Navios Maritime Acquisition Corp.	14,951	95,537
#*	NCS Multistage Holdings, Inc.	5,403	17,344
#*	Newpark Resources, Inc.	308,446	2,353,443
#*	Noble Corp. P.L.C.	841,736	1,877,071
	Noble Energy, Inc.	596,606	13,173,060
#	Nordic American Tankers, Ltd.	9,013	18,206
#*	Northern Oil and Gas, Inc.	874,504	1,416,696
#*	Oasis Petroleum, Inc.	1,586,577	7,726,630
	Occidental Petroleum Corp.	804,148	41,301,041
*	Oceaneering International, Inc.	331,295	5,118,508
#*	Oil States International, Inc.	216,359	3,228,076
	ONEOK, Inc.	410,312	28,754,665
*	Overseas Shipholding Group, Inc., Class A	141,074	275,094
#*	Pacific Ethanol, Inc.	581,553	314,795
	Panhandle Oil and Gas, Inc., Class A	42,769	505,102
#*	Par Pacific Holdings, Inc.	148,811	3,431,582
*	Parsley Energy, Inc., Class A	516,550	8,569,565
	Patterson-UTI Energy, Inc.	530,451	6,169,145
	PBF Energy, Inc., Class A	393,047	10,977,803
#*	PDC Energy, Inc.	197,944	5,686,931
	Peabody Energy Corp.	311,349	6,557,010
#*	PEDEVCO Corp.	5,400	6,966
#*	Penn Virginia Corp.	26,252	898,868
	Phillips 66	228,313	23,415,781
#*	Pioneer Energy Services Corp.	942,717	197,028
	Pioneer Natural Resources Co.	168,161	23,212,944
*	PrimeEnergy Resources Corp.	1,805	218,116
#*	Profire Energy, Inc.	40,417	59,009
#*	ProPetro Holding Corp.	280,171	5,079,500
*	QEP Resources, Inc.	776,308	3,842,725
#*	Quintana Energy Services, Inc.	49,160	99,795
#	Range Resources Corp.	634,129	3,608,194
*	Ranger Energy Services, Inc.	17,872	119,742
#*	Renewable Energy Group, Inc.	144,275	1,960,697
*	REX American Resources Corp.	14,981	1,117,583
*	RigNet, Inc.	40,626	354,665
#*	Ring Energy, Inc.	196,159	480,590
#	RPC, Inc.	304,222	1,880,092
*	SandRidge Energy, Inc.	101,732	686,691
	Schlumberger, Ltd.	548,161	21,909,995
#	Scorpio Tankers, Inc.	168,913	4,427,210
#*	SEACOR Holdings, Inc.	60,368	2,875,932
*	SEACOR Marine Holdings, Inc.	67,901	956,046
#*	Select Energy Services, Inc., Class A	260,355	2,647,810
#	SemGroup Corp., Class A	383,804	4,862,797

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Ship Finance International, Ltd.	369,410	$4,857,742
*	SilverBow Resources, Inc.	17,351	180,277
	SM Energy Co.	554,697	5,530,329
#*	Smart Sand, Inc.	60,808	142,899
#	Solaris Oilfield Infrastructure, Inc., Class A	71,963	1,029,791
#*	Southwestern Energy Co.	2,020,878	4,445,932
#*	SRC Energy, Inc.	1,170,273	4,774,714
*	Superior Drilling Products, Inc.	29,524	27,637
#*	Superior Energy Services, Inc.	1,926,734	1,747,933
*	Talos Energy, Inc.	122,742	2,526,030
#	Targa Resources Corp.	319,659	12,437,932
	TechnipFMC P.L.C.	380,685	10,484,065
#	Teekay Corp.	166,934	761,219
*	Teekay Tankers, Ltd., Class A	1,091,400	1,342,422
#*	TETRA Technologies, Inc.	392,095	611,668
#*	Tidewater, Inc.	74,590	1,714,824
#*	Transocean, Ltd.	973,203	5,917,074
#*	Ultra Petroleum Corp.	1,359,499	217,520
#*	Unit Corp.	271,926	1,767,519
#	US Silica Holdings, Inc.	226,469	3,138,860
*	VAALCO Energy, Inc.	23,615	41,326
	Valaris P.L.C.	1,245,804	10,203,135
	Valero Energy Corp.	483,574	41,224,683
#*	W&T Offshore, Inc.	287,911	1,292,720
#*	Whiting Petroleum Corp.	382,700	6,766,136
	Williams Cos., Inc. (The)	443,253	10,921,754
	World Fuel Services Corp.	232,139	9,062,707
#*	WPX Energy, Inc.	975,394	10,183,113
TOTAL ENERGY			1,451,795,183
FINANCIALS — (15.4%)
#*	1347 Property Insurance Holdings, Inc.	8,932	45,107
#	1st Constitution Bancorp	23,938	435,911
	1st Source Corp.	87,455	4,106,012
	ACNB Corp.	17,423	649,878
	Affiliated Managers Group, Inc.	76,375	6,552,211
	Aflac, Inc.	520,036	27,374,695
*	Alleghany Corp.	21,249	14,571,077
*	Allegiance Bancshares, Inc.	20,550	689,658
	Allstate Corp. (The)	279,303	29,997,142
	Ally Financial, Inc.	772,683	25,428,998
#*	A-Mark Precious Metals, Inc.	17,533	222,318
#*	Ambac Financial Group, Inc.	64,306	1,171,655
	American Equity Investment Life Holding Co.	234,005	6,037,329
	American Express Co.	742,133	92,299,081
	American Financial Group, Inc.	185,402	18,981,457
	American International Group, Inc.	588,813	32,967,640
	American National Bankshares, Inc.	28,197	1,043,007
	American National Insurance Co.	43,227	5,231,332
	American River Bankshares	19,024	250,166
	Ameriprise Financial, Inc.	216,761	31,540,893
#	Ameris Bancorp	233,485	9,285,698
	AMERISAFE, Inc.	68,230	4,439,044
	AmeriServ Financial, Inc.	18,864	77,342
	Ames National Corp.	27,872	761,184
	Aon P.L.C.	143,842	27,222,098
*	Arch Capital Group, Ltd.	499,119	19,310,914
#	Ares Management Corp., Class A	57,603	1,684,888
	Argo Group International Holdings, Ltd.	113,871	7,793,331

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arrow Financial Corp.	41,983	$1,396,355
	Arthur J Gallagher & Co.	155,115	14,027,049
	Artisan Partners Asset Management, Inc., Class A	151,232	4,474,955
#*	Ashford, Inc.	4,830	165,717
	Associated Banc-Corp	338,868	7,343,270
#	Associated Capital Group, Inc., Class A	5,377	200,938
	Assurant, Inc.	142,774	16,184,861
	Assured Guaranty, Ltd.	266,861	11,659,157
*	Asta Funding, Inc.	2,291	16,793
*	Athene Holding, Ltd., Class A	127,705	5,218,026
	Atlantic American Corp.	17,563	41,273
*	Atlantic Capital Bancshares, Inc.	86,975	1,599,470
	Atlantic Union Bankshares Corp.	230,529	8,767,018
*	Atlanticus Holdings Corp.	36,049	170,151
	Auburn National Bancorporation, Inc.	5,123	198,158
	Axis Capital Holdings, Ltd.	186,997	11,906,099
#*	Axos Financial, Inc.	204,907	6,005,824
#	Banc of California, Inc.	164,484	2,570,885
	BancFirst Corp.	88,347	5,154,164
	Bancorp 34, Inc.	5,081	77,993
#*	Bancorp of New Jersey, Inc.	17,383	239,885
*	Bancorp, Inc. (The)	188,264	1,822,396
#	BancorpSouth Bank	248,919	7,440,189
	Bank of America Corp.	5,144,454	157,831,849
	Bank of Commerce Holdings	47,973	516,669
#	Bank of Hawaii Corp.	128,470	10,952,067
	Bank of Marin Bancorp	33,712	1,473,889
	Bank of New York Mellon Corp. (The)	617,384	28,967,657
	Bank of NT Butterfield & Son, Ltd. (The)	188,729	5,931,752
#	Bank of Princeton (The)	12,834	353,833
	Bank of South Carolina Corp.	10,128	194,154
	Bank of the James Financial Group, Inc.	6,612	99,312
	Bank OZK	282,555	8,640,532
	BankFinancial Corp.	48,482	650,144
	BankUnited, Inc.	285,584	9,826,945
#	Bankwell Financial Group, Inc.	12,227	343,579
	Banner Corp.	120,081	7,116,000
	Bar Harbor Bankshares	30,272	768,606
*	Baycom Corp.	8,800	201,520
	BB&T Corp.	461,362	23,773,984
	BCB Bancorp, Inc.	41,965	538,411
*	Berkshire Bancorp, Inc.	3,850	50,435
*	Berkshire Hathaway, Inc., Class B	1,010,279	207,541,615
	Berkshire Hills Bancorp, Inc.	173,168	5,679,910
	BGC Partners, Inc., Class A	928,298	5,114,922
	BlackRock, Inc.	83,263	38,940,440
#	Blackstone Group, Inc. (The), Class A	45,150	2,166,297
*	Blucora, Inc.	75,507	2,260,680
#	Blue Capital Reinsurance Holdings, Ltd.	20,920	168,406
	BOK Financial Corp.	130,601	10,928,692
	Boston Private Financial Holdings, Inc.	288,959	3,334,587
#	Bridge Bancorp, Inc.	59,405	1,735,220
*	Bridgewater Bancshares, Inc.	4,995	59,540
*	Brighthouse Financial, Inc.	52,344	2,050,314
*	BrightSphere Investment Group P.L.C.	253,163	2,708,844
	Brookline Bancorp, Inc.	277,736	4,118,825
	Brown & Brown, Inc.	475,520	17,085,434
	Bryn Mawr Bank Corp.	70,547	2,615,883
*	Byline Bancorp, Inc.	2,700	51,597

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	C&F Financial Corp.	9,298	$504,881
#	Cadence BanCorp	381,330	6,535,996
	California First National Bancorp	9,103	157,573
#	Cambridge Bancorp	3,231	252,664
	Camden National Corp.	50,870	2,274,398
*	Cannae Holdings, Inc.	242,569	7,022,373
	Capital City Bank Group, Inc.	46,905	1,211,087
	Capital One Financial Corp.	363,354	33,581,177
	Capitol Federal Financial, Inc.	500,934	6,842,758
	Capstar Financial Holdings, Inc.	40,336	653,443
#	Carolina Financial Corp.	75,212	2,641,445
*	Carolina Trust Bancshares, Inc.	17,758	183,618
	Cathay General Bancorp	194,645	7,244,687
	Cboe Global Markets, Inc.	55,696	6,088,130
	CBTX, Inc.	18,452	556,143
#	CenterState Banks Corp.	322,932	7,853,706
*	Central Federal Corp.	6,476	79,007
	Central Pacific Financial Corp.	57,601	1,697,501
	Central Valley Community Bancorp	19,331	400,732
	Century Bancorp, Inc., Class A	13,628	1,141,345
	Charles Schwab Corp. (The)	631,166	27,278,995
	Chemung Financial Corp.	13,461	587,438
	Chubb, Ltd.	285,971	43,707,808
	Cincinnati Financial Corp.	212,110	22,765,766
	CIT Group, Inc.	176,002	8,896,901
	Citigroup, Inc.	1,353,860	96,340,678
	Citizens & Northern Corp.	23,564	603,710
#	Citizens Community Bancorp, Inc.	20,182	219,984
	Citizens Financial Group, Inc.	579,838	21,604,764
	Citizens Holding Co.	4,685	99,369
#*	Citizens, Inc.	80,221	597,646
#	City Holding Co.	44,929	3,479,751
	Civista Bancshares, Inc.	33,660	746,242
	CME Group, Inc.	161,204	31,341,282
	CNA Financial Corp.	116,745	5,590,918
	CNB Financial Corp.	47,886	1,351,343
	CNO Financial Group, Inc.	360,876	6,102,413
	Codorus Valley Bancorp, Inc.	18,443	431,566
#	Cohen & Steers, Inc.	131,992	6,912,421
#	Colony Bankcorp, Inc.	18,964	317,647
#	Columbia Banking System, Inc.	233,315	8,798,309
*	Columbia Financial, Inc.	6,007	91,847
	Comerica, Inc.	255,711	18,718,045
#	Commerce Bancshares, Inc.	227,680	13,849,774
	Commercial National Financial Corp.	2,306	51,285
#	Community Bank System, Inc.	171,816	11,338,138
	Community Bankers Trust Corp.	62,574	498,089
	Community Financial Corp. (The)	15,436	502,133
*	Community First Bancshares, Inc.	17,083	171,684
	Community Trust Bancorp, Inc.	58,563	2,476,629
	Community West Bancshares	17,906	172,793
	ConnectOne Bancorp, Inc.	116,139	2,654,938
#*	Consumer Portfolio Services, Inc.	192,206	701,552
	County Bancorp, Inc.	18,726	334,446
#*	Cowen, Inc., Class A	63,922	1,122,470
#	Crawford & Co., Class A	94,242	973,520
	Crawford & Co., Class B	74,611	699,105
#*	Credit Acceptance Corp.	68,201	32,602,124
#	Cullen/Frost Bankers, Inc.	113,352	10,761,639

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Customers Bancorp, Inc.	102,205	$2,107,467
#	CVB Financial Corp.	383,991	8,451,642
	Diamond Hill Investment Group, Inc.	11,346	1,599,219
	Dime Community Bancshares, Inc.	132,854	2,680,994
	Discover Financial Services	545,735	48,974,259
	DNB Financial Corp.	11,899	544,855
	Donegal Group, Inc., Class A	78,391	1,164,106
	Donegal Group, Inc., Class B	5,678	78,129
*	Donnelley Financial Solutions, Inc.	120,968	1,648,794
	E*TRADE Financial Corp.	340,972	16,636,024
	Eagle Bancorp Montana, Inc.	16,246	288,691
#	Eagle Bancorp, Inc.	113,735	4,584,658
	East West Bancorp, Inc.	257,210	12,348,652
#	Eaton Vance Corp.	301,121	13,399,884
#*	eHealth, Inc.	58,047	6,022,376
*	Elevate Credit, Inc.	25,901	107,748
	Elmira Savings Bank	7,695	118,503
	EMC Insurance Group, Inc.	39,281	1,411,759
#	Emclaire Financial Corp.	2,399	76,936
	Employers Holdings, Inc.	113,426	4,979,401
#*	Encore Capital Group, Inc.	101,335	3,646,033
*	Enova International, Inc.	137,067	3,693,956
#*	Enstar Group, Ltd.	32,385	5,737,003
*	Entegra Financial Corp.	18,561	553,303
	Enterprise Bancorp, Inc.	15,805	482,843
	Enterprise Financial Services Corp.	79,457	3,311,768
#*	Equity Bancshares, Inc., Class A	45,924	1,216,527
#	Erie Indemnity Co., Class A	66,910	14,905,541
*	Esquire Financial Holdings, Inc.	12,024	308,416
	ESSA Bancorp, Inc.	19,001	291,665
*	Essent Group, Ltd.	178,380	8,234,021
	Evans Bancorp, Inc.	13,502	500,384
	Evercore, Inc., Class A	118,960	10,274,575
	Everest Re Group, Ltd.	65,825	16,235,078
#*	EZCORP, Inc., Class A	188,213	1,853,898
#	FactSet Research Systems, Inc.	69,689	19,324,760
#	Farmers & Merchants Bancorp, Inc.	5,351	153,253
	Farmers National Banc Corp.	37,984	554,946
	Fauquier Bankshares, Inc.	4,556	93,671
	FB Financial Corp.	100,967	3,837,756
	FBL Financial Group, Inc., Class A	75,547	4,736,797
	Federal Agricultural Mortgage Corp., Class A	2,460	168,781
	Federal Agricultural Mortgage Corp., Class C	29,738	2,297,855
#	Federated Investors, Inc., Class B	415,508	14,438,903
	FedNat Holding Co.	48,967	611,598
*	FFBW, Inc.	13,133	131,461
#	Fidelity D&D Bancorp, Inc.	5,497	362,637
	Fidelity National Financial, Inc.	339,723	14,567,322
	Fifth Third Bancorp	1,028,965	30,549,971
	Financial Institutions, Inc.	51,721	1,592,490
*	First Acceptance Corp.	34,466	31,019
	First American Financial Corp.	340,147	19,667,300
	First Bancorp	99,409	3,672,168
	First BanCorp	750,229	8,072,464
	First Bancorp of Indiana, Inc.	700	14,508
	First Bancorp, Inc.	29,520	773,719
	First Bancshares, Inc.	569	8,393
	First Bancshares, Inc. (The)	8,281	275,012
#	First Bank	28,660	326,151

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Busey Corp.	176,020	$4,757,821
	First Business Financial Services, Inc.	20,371	485,441
#	First Capital, Inc.	6,938	393,731
#	First Choice Bancorp	16,096	357,331
	First Citizens BancShares, Inc., Class A	22,584	10,547,180
	First Commonwealth Financial Corp.	335,636	4,621,708
	First Community Bancshares, Inc.	52,812	1,746,493
	First Community Corp.	21,514	411,133
	First Defiance Financial Corp.	65,871	1,891,815
#	First Financial Bancorp	338,499	8,628,340
#	First Financial Bankshares, Inc.	272,016	8,908,524
	First Financial Corp.	20,169	875,536
	First Financial Northwest, Inc.	22,460	331,959
	First Foundation, Inc.	138,010	2,075,670
	First Hawaiian, Inc.	20,596	551,149
	First Horizon National Corp.	807,929	13,250,036
	First Internet Bancorp	30,005	632,505
	First Interstate BancSystem, Inc., Class A	118,143	4,729,264
	First Merchants Corp.	171,691	6,766,342
	First Mid Bancshares, Inc.	29,002	988,388
	First Midwest Bancorp, Inc.	362,132	7,832,915
	First Northwest Bancorp	28,701	461,225
	First of Long Island Corp. (The)	76,126	1,683,907
	First Republic Bank	151,619	15,064,864
	First Savings Financial Group, Inc.	2,811	170,206
	First United Corp.	19,729	420,030
	First US Bancshares, Inc.	11,301	104,195
*	First Western Financial, Inc.	4,412	62,033
	FirstCash, Inc.	147,784	14,872,982
#	Flagstar Bancorp, Inc.	194,402	6,702,981
	Flushing Financial Corp.	96,520	1,965,147
	FNB Corp.	771,885	9,301,214
#	Franklin Financial Network, Inc.	46,150	1,361,425
#	Franklin Resources, Inc.	449,353	14,662,388
	FS Bancorp, Inc.	12,653	623,793
*	FSB Bancorp, Inc.	1,845	32,029
#	Fulton Financial Corp.	598,539	10,175,163
#	GAIN Capital Holdings, Inc.	89,464	381,117
#*	GAINSCO, Inc.	1,100	40,838
#	GAMCO Investors, Inc., Class A	34,108	692,392
*	Genworth Financial, Inc., Class A	871,322	3,476,575
	German American Bancorp, Inc.	78,131	2,465,033
#	Glacier Bancorp, Inc.	232,031	9,724,419
	Glen Burnie Bancorp	793	8,501
	Global Indemnity, Ltd.	35,994	1,018,270
	Goldman Sachs Group, Inc. (The)	209,856	46,195,601
#	Goosehead Insurance, Inc., Class A	2,100	94,521
	Gouverneur Bancorp, Inc.	600	7,500
*	Great Elm Capital Group, Inc.	61,827	255,346
	Great Southern Bancorp, Inc.	48,081	2,882,937
#	Great Western Bancorp, Inc.	192,551	6,512,075
*	Green Dot Corp., Class A	156,594	7,937,750
	Greene County Bancorp, Inc.	919	25,502
#	Greenhill & Co., Inc.	78,826	1,308,512
#*	Greenlight Capital Re, Ltd., Class A	125,763	1,050,121
#	Guaranty Bancshares, Inc.	15,728	484,737
	Guaranty Federal Bancshares, Inc.	9,295	219,362
*	Hallmark Financial Services, Inc.	43,645	676,497
#	Hamilton Lane, Inc., Class A	46,666	2,739,294

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	230,035	$9,551,053
	Hanmi Financial Corp.	106,232	2,282,926
	Hanover Insurance Group, Inc. (The)	112,310	14,567,730
#*	HarborOne Bancorp, Inc.	26,203	501,787
	Harleysville Financial Corp.	3,569	82,979
	Hartford Financial Services Group, Inc. (The)	531,063	30,605,161
#	Hawthorn Bancshares, Inc.	16,498	403,046
#	HCI Group, Inc.	32,040	1,284,484
	Heartland Financial USA, Inc.	118,089	5,678,900
#	Hennessy Advisors, Inc.	20,446	204,460
	Heritage Commerce Corp.	144,296	1,784,942
#	Heritage Financial Corp.	126,311	3,602,390
#	Heritage Insurance Holdings, Inc.	71,954	967,062
	Hilltop Holdings, Inc.	301,208	6,831,397
	Hingham Institution for Savings	5,143	991,519
*	HMN Financial, Inc.	11,368	241,002
	Home Bancorp, Inc.	20,153	752,916
#	Home BancShares, Inc.	430,103	8,460,126
	Home Federal Bancorp, Inc.	2,514	83,037
*	HomeStreet, Inc.	57,218	1,660,466
	HomeTrust Bancshares, Inc.	14,545	380,061
#	Hope Bancorp, Inc.	485,177	7,156,361
#*»	HopFed Bancorp, Inc.	18,212	366,735
	Horace Mann Educators Corp.	136,233	5,917,962
	Horizon Bancorp, Inc.	136,042	2,369,852
#	Houlihan Lokey, Inc.	94,105	4,328,830
#*	Howard Bancorp, Inc.	41,555	618,754
	Huntington Bancshares, Inc.	1,756,688	25,032,804
#*	HV Bancorp, Inc.	1,600	23,072
	IBERIABANK Corp.	126,006	9,900,291
*	ICC Holdings, Inc.	4,514	62,113
#	IF Bancorp, Inc.	5,161	109,413
	Independence Holding Co.	15,677	594,158
	Independent Bank Corp.	78,268	6,086,120
	Independent Bank Corp.	79,297	1,723,917
	Independent Bank Group, Inc.	133,379	7,577,261
#	Interactive Brokers Group, Inc., Class A	296,936	15,220,939
	Intercontinental Exchange, Inc.	307,675	27,032,325
	International Bancshares Corp.	226,295	8,515,481
*	INTL. FCStone, Inc.	46,863	1,911,073
#	Invesco, Ltd.	599,951	11,513,060
	Investar Holding Corp.	28,758	693,355
	Investors Bancorp, Inc.	708,652	8,050,287
	Investors Title Co.	6,264	1,027,922
	James River Group Holdings, Ltd.	101,711	4,864,837
#	Janus Henderson Group P.L.C.	257,303	5,164,071
	Jefferies Financial Group, Inc.	486,320	10,373,206
	JPMorgan Chase & Co.	2,576,165	298,835,140
	Kearny Financial Corp.	347,771	4,642,743
	Kemper Corp.	165,791	14,592,924
	Kentucky First Federal Bancorp	16,790	127,604
	KeyCorp	1,091,422	20,049,422
	Kingstone Cos., Inc.	26,975	228,748
	Kinsale Capital Group, Inc.	17,437	1,566,889
	Ladenburg Thalmann Financial Services, Inc.	16,106	49,768
	Lake Shore Bancorp, Inc.	7,595	112,786
	Lakeland Bancorp, Inc.	168,336	2,757,344
#	Lakeland Financial Corp.	73,806	3,394,338
	Landmark Bancorp, Inc.	10,765	255,669

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lazard, Ltd., Class A	302,307	$11,702,304
	LCNB Corp.	39,467	710,801
	LegacyTexas Financial Group, Inc.	161,003	6,881,268
	Legg Mason, Inc.	385,688	14,525,010
#*	LendingClub Corp.	289,168	4,273,903
#*	LendingTree, Inc.	17,736	5,720,569
	Level One Bancorp, Inc.	12,471	293,817
*	Limestone Bancorp, Inc.	13,747	208,405
	Lincoln National Corp.	316,411	20,674,295
#	Live Oak Bancshares, Inc.	114,349	2,226,375
	Loews Corp.	409,246	21,911,031
	LPL Financial Holdings, Inc.	350,794	29,421,093
	M&T Bank Corp.	139,501	22,913,039
	Macatawa Bank Corp.	86,907	893,404
	Mackinac Financial Corp.	30,395	468,083
*	Magyar Bancorp, Inc.	7,687	90,707
#	Maiden Holdings, Ltd.	308,218	152,568
*	Malvern Bancorp, Inc.	22,019	467,684
#	Manning & Napier, Inc.	38,211	59,227
*	Markel Corp.	15,695	17,483,131
	MarketAxess Holdings, Inc.	54,012	18,204,204
	Marlin Business Services Corp.	44,251	1,027,066
	Marsh & McLennan Cos., Inc.	276,900	27,357,720
#*	MBIA, Inc.	460,050	4,292,266
	MBT Financial Corp.	55,283	595,951
	Mercantile Bank Corp.	49,552	1,664,947
	Merchants Bancorp	1,204	21,540
	Mercury General Corp.	190,529	10,804,900
	Meridian Bancorp, Inc.	182,651	3,349,819
*	Meridian Corp.	3,938	67,143
#	Meta Financial Group, Inc.	132,021	4,075,488
	MetLife, Inc.	500,179	24,718,846
*	Metropolitan Bank Holding Corp.	6,397	268,482
*	MGIC Investment Corp.	277,958	3,571,760
#	Mid Penn Bancorp, Inc.	5,062	131,865
	Middlefield Banc Corp.	8,563	373,689
	Midland States Bancorp, Inc.	36,130	979,846
#	MidSouth Bancorp, Inc.	48,816	597,020
	MidWestOne Financial Group, Inc.	20,679	642,497
#*	MMA Capital Holdings, Inc.	16,416	526,625
#	Moelis & Co., Class A	99,413	3,622,610
	Moody's Corp.	95,729	20,518,554
	Morgan Stanley	1,080,130	48,130,593
	Morningstar, Inc.	84,572	12,853,253
#*	Mr Cooper Group, Inc.	52,741	401,359
	MSB Financial Corp.	13,546	220,122
	MSCI, Inc.	127,858	29,054,452
	MutualFirst Financial, Inc.	26,655	868,686
#	MVB Financial Corp.	20,947	364,687
	Nasdaq, Inc.	233,626	22,514,538
	National Bank Holdings Corp., Class A	105,411	3,824,311
	National Bankshares, Inc.	4,314	158,065
	National General Holdings Corp.	268,770	6,646,682
*	National Holdings Corp.	20,165	53,639
	National Security Group, Inc. (The)	2,402	26,878
	National Western Life Group, Inc., Class A	11,616	3,124,704
	Navient Corp.	888,068	12,566,162
	NBT Bancorp, Inc.	149,512	5,786,114
	Nelnet, Inc., Class A	100,841	6,308,613

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	New York Community Bancorp, Inc.	689,481	$7,949,716
»	NewStar Financial, Inc.	120,603	11,735
*	NI Holdings, Inc.	21,365	359,146
*	Nicholas Financial, Inc.	18,462	154,712
*	Nicolet Bankshares, Inc.	5,599	367,910
*	NMI Holdings, Inc., Class A	212,574	5,288,841
*	Northeast Bank	21,710	476,534
	Northeast Community Bancorp, Inc.	10,493	120,669
	Northern Trust Corp.	227,136	22,259,328
#	Northfield Bancorp, Inc.	162,681	2,545,958
	Northrim BanCorp, Inc.	16,807	654,969
	Northway Financial, Inc.	2,363	71,493
#	Northwest Bancshares, Inc.	368,221	6,314,990
	Norwood Financial Corp.	8,913	308,568
#	Oak Valley Bancorp	11,928	223,531
	OceanFirst Financial Corp.	171,623	4,187,601
#	Oconee Federal Financial Corp.	2,225	52,287
*	Ocwen Financial Corp.	212,900	404,510
	OFG Bancorp	170,790	3,864,978
#	Ohio Valley Banc Corp.	5,295	190,938
	Old Line Bancshares, Inc.	43,003	1,214,405
#	Old National Bancorp	521,100	9,176,571
#	Old Point Financial Corp.	7,052	159,375
	Old Republic International Corp.	646,273	14,741,487
	Old Second Bancorp, Inc.	13,666	179,571
*	On Deck Capital, Inc.	243,100	870,298
	OneMain Holdings, Inc.	199,336	8,262,477
	Oppenheimer Holdings, Inc., Class A	16,285	474,545
	Opus Bank	119,886	2,686,645
#	Origin Bancorp, Inc.	4,584	159,569
	Oritani Financial Corp.	163,771	2,964,255
#	Orrstown Financial Services, Inc.	31,042	709,931
*	Pacific Mercantile Bancorp	63,743	492,096
#	Pacific Premier Bancorp, Inc.	210,367	6,653,908
#	PacWest Bancorp	193,140	7,460,998
#	Park National Corp.	43,304	4,096,125
#	Parke Bancorp, Inc.	32,998	790,962
	Pathfinder Bancorp, Inc.	8,118	107,807
	Patriot National Bancorp, Inc.	5,433	78,507
	PB Bancorp, Inc.	18,414	206,973
#	PCB Bancorp	1,851	30,727
	PCSB Financial Corp.	31,728	616,792
	Peapack Gladstone Financial Corp.	63,296	1,799,505
	Penns Woods Bancorp, Inc.	11,571	524,861
#	Pennymac Financial Services, Inc.	189,788	4,556,810
	Peoples Bancorp of North Carolina, Inc.	9,111	247,090
	Peoples Bancorp, Inc.	64,321	2,084,644
	Peoples Financial Corp.	137	1,552
	Peoples Financial Services Corp.	4,058	196,326
#	People's United Financial, Inc.	722,550	11,864,271
	People's Utah Bancorp	25,364	768,529
#	Pinnacle Financial Partners, Inc.	162,141	9,848,444
	Piper Jaffray Cos.	51,062	3,947,093
	PJT Partners, Inc., Class A	34,223	1,442,842
	Plumas Bancorp	13,751	337,587
	PNC Financial Services Group, Inc. (The)	279,032	39,873,673
#*	Ponce de Leon Federal Bank	37,324	536,719
	Popular, Inc.	230,501	13,267,638
#*	PRA Group, Inc.	151,333	4,710,996

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	46,198	$2,503,470
	Premier Financial Bancorp, Inc.	30,168	471,224
	Primerica, Inc.	160,475	19,688,678
	Principal Financial Group, Inc.	420,763	24,421,085
	ProAssurance Corp.	177,489	6,938,045
	Progressive Corp. (The)	379,669	30,745,596
#	Prosperity Bancshares, Inc.	154,787	10,740,670
	Protective Insurance Corp., Class A	4,434	72,496
	Protective Insurance Corp., Class B	17,951	297,089
#*	Provident Bancorp, Inc.	17,800	492,170
#	Provident Financial Holdings, Inc.	13,977	290,302
	Provident Financial Services, Inc.	225,690	5,457,184
	Prudential Bancorp, Inc.	24,908	455,069
	Prudential Financial, Inc.	272,073	27,563,716
	Pzena Investment Management, Inc., Class A	7,981	64,965
	QCR Holdings, Inc.	42,969	1,643,994
	Radian Group, Inc.	195,407	4,455,280
*	Randolph Bancorp, Inc.	14,267	214,148
	Raymond James Financial, Inc.	168,534	13,595,638
	RBB Bancorp	17,375	349,237
*	Regional Management Corp.	35,316	852,175
	Regions Financial Corp.	1,539,571	24,525,366
	Reinsurance Group of America, Inc.	106,531	16,610,314
	RenaissanceRe Holdings, Ltd.	94,723	17,159,071
	Renasant Corp.	189,816	6,812,496
	Republic Bancorp, Inc., Class A	41,045	1,960,720
#*	Republic First Bancorp, Inc.	147,716	642,565
	Riverview Bancorp, Inc.	65,913	560,260
#	RLI Corp.	99,196	8,940,535
	S&P Global, Inc.	145,917	35,742,369
#	S&T Bancorp, Inc.	121,278	4,617,053
*	Safeguard Scientifics, Inc.	63,662	743,572
	Safety Insurance Group, Inc.	55,259	5,451,853
	Salisbury Bancorp, Inc.	6,579	253,291
	Sandy Spring Bancorp, Inc.	121,686	4,434,238
	Santander Consumer USA Holdings, Inc.	741,589	19,956,160
#	SB Financial Group, Inc.	17,474	289,369
	SB One Bancorp	32,051	734,288
#*	Seacoast Banking Corp. of Florida	71,438	1,931,684
*	Security National Financial Corp., Class A	34,399	175,779
	SEI Investments Co.	366,439	21,836,100
*	Select Bancorp, Inc.	56,919	646,031
	Selective Insurance Group, Inc.	172,504	12,972,301
#	ServisFirst Bancshares, Inc.	146,044	4,974,259
	Severn Bancorp, Inc.	33,252	279,982
	Shore Bancshares, Inc.	34,310	562,684
#*	Siebert Financial Corp.	8,302	98,130
	Sierra Bancorp	48,652	1,268,358
	Signature Bank	79,721	10,161,239
	Silvercrest Asset Management Group, Inc., Class A	20,426	292,705
#	Simmons First National Corp., Class A	305,840	7,875,380
	SLM Corp.	1,428,379	13,012,533
*	SmartFinancial, Inc.	18,059	391,700
	Sound Financial Bancorp, Inc.	5,499	192,465
#	South State Corp.	87,310	6,990,912
*	Southern First Bancshares, Inc.	24,251	988,956
	Southern Missouri Bancorp, Inc.	12,148	423,358
	Southern National Bancorp of Virginia, Inc.	47,992	764,033
#	Southside Bancshares, Inc.	120,789	4,181,715

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southwest Georgia Financial Corp.	4,082	$83,681
#*	Spirit of Texas Bancshares, Inc.	14,374	308,179
	Standard AVB Financial Corp.	7,159	197,230
	State Auto Financial Corp.	143,606	4,965,895
	State Street Corp.	310,280	18,024,165
	Sterling Bancorp	594,742	12,995,113
	Sterling Bancorp, Inc.	4,536	44,544
#	Stewardship Financial Corp.	17,296	266,531
	Stewart Information Services Corp.	92,756	3,508,959
	Stifel Financial Corp.	139,112	8,320,289
	Stock Yards Bancorp, Inc.	61,907	2,367,943
#	Summit Financial Group, Inc.	14,726	391,859
	Summit State Bank	13,468	164,983
	SunTrust Banks, Inc.	310,205	20,659,653
*	SVB Financial Group	79,723	18,493,344
	Synchrony Financial	927,351	33,273,354
	Synovus Financial Corp.	539,048	20,575,462
	T Rowe Price Group, Inc.	326,249	36,993,374
	TCF Financial Corp.	543,795	11,626,337
	TCF Financial Corp.	162,858	6,846,550
	TD Ameritrade Holding Corp.	243,359	12,435,645
	Territorial Bancorp, Inc.	29,902	859,682
#	Teton Advisors, Inc., Class A	95	5,368
*	Texas Capital Bancshares, Inc.	142,625	8,975,391
#	TFS Financial Corp.	328,221	5,894,849
	TheStreet, Inc.	11,957	74,612
*	Third Point Reinsurance, Ltd.	315,513	3,180,371
	Timberland Bancorp, Inc.	23,008	635,941
	Tiptree, Inc.	128,893	880,339
	Tompkins Financial Corp.	41,799	3,426,264
	Torchmark Corp.	159,563	14,571,293
	Towne Bank	240,531	6,768,542
	Travelers Cos., Inc. (The)	286,951	42,072,756
	TriCo Bancshares	102,081	3,853,558
*	TriState Capital Holdings, Inc.	98,869	2,076,249
*	Triumph Bancorp, Inc.	89,285	2,786,585
#*	Trupanion, Inc.	1,537	49,430
	TrustCo Bank Corp. NY	321,168	2,601,461
#	Trustmark Corp.	222,150	7,895,211
	Two River Bancorp	23,505	334,006
	U.S. Bancorp.	1,103,752	63,079,427
	UMB Financial Corp.	116,592	7,958,570
	Umpqua Holdings Corp.	553,964	9,672,211
*	Unico American Corp.	5,450	32,809
#	Union Bankshares, Inc.	2,439	80,950
	United Bancorp, Inc.	10,600	119,674
	United Bancshares, Inc.	6,375	139,549
#	United Bankshares, Inc.	237,506	8,927,851
	United Community Banks, Inc.	263,581	7,564,775
	United Community Financial Corp.	180,457	1,837,052
	United Financial Bancorp, Inc.	159,315	2,284,577
	United Fire Group, Inc.	85,504	4,469,294
#	United Insurance Holdings Corp.	143,254	1,623,068
	United Security Bancshares	45,844	491,448
	Unity Bancorp, Inc.	29,572	612,436
#	Universal Insurance Holdings, Inc.	154,584	3,835,229
	Univest Financial Corp.	95,867	2,632,508
	Unum Group	324,774	10,376,529
#	US Global Investors, Inc., Class A	14,134	24,593

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Valley National Bancorp	603,191	$6,731,612
	Value Line, Inc.	7,363	192,174
#	Veritex Holdings, Inc.	108,906	2,786,905
*	Victory Capital Holdings, Inc., Class A	40,069	716,033
#	Virtu Financial, Inc., Class A	207,544	4,499,554
#	Virtus Investment Partners, Inc.	23,545	2,523,082
	Voya Financial, Inc.	250,373	14,063,451
	VSB Bancorp, Inc.	134	2,707
#	Waddell & Reed Financial, Inc., Class A	289,435	5,065,112
	Walker & Dunlop, Inc.	132,191	7,712,023
	Washington Federal, Inc.	312,297	11,423,824
	Washington Trust Bancorp, Inc.	47,793	2,400,642
	Waterstone Financial, Inc.	93,041	1,572,393
	Webster Financial Corp.	242,976	12,391,776
#	Wellesley Bank	5,320	166,250
	Wells Fargo & Co.	3,455,193	167,265,893
	WesBanco, Inc.	172,235	6,300,356
	West Bancorporation, Inc.	55,086	1,166,721
#	Westamerica Bancorporation	72,997	4,679,108
*	Western Alliance Bancorp	317,203	15,682,516
	Western New England Bancorp, Inc.	94,346	881,192
	Westwood Holdings Group, Inc.	25,934	811,734
#	White Mountains Insurance Group, Ltd.	10,948	11,780,048
	Willis Towers Watson P.L.C.	101,246	19,765,244
	Wintrust Financial Corp.	168,342	12,043,187
#	WisdomTree Investments, Inc.	395,914	2,454,667
#*	World Acceptance Corp.	32,748	4,150,154
	WR Berkley Corp.	310,564	21,550,036
	WSFS Financial Corp.	183,815	7,788,242
	WVS Financial Corp.	2,157	37,122
#	Zions Bancorp NA	271,529	12,237,812
TOTAL FINANCIALS			4,541,400,487
HEALTH CARE — (10.4%)
	Abbott Laboratories	720,678	62,771,054
	AbbVie, Inc.	469,044	31,247,711
*	Abeona Therapeutics, Inc.	5,202	13,473
*	ABIOMED, Inc.	28,520	7,944,531
#*	Acadia Healthcare Co., Inc.	288,618	9,218,459
#*	Acceleron Pharma Inc.	10,066	439,482
#*	Accuray, Inc.	39,088	161,824
#*	Acer Therapeutics, Inc.	4,783	14,301
*	Achillion Pharmaceuticals, Inc.	448,234	1,976,712
#*	Aclaris Therapeutics, Inc.	72,730	93,094
#*	Acorda Therapeutics, Inc.	259,413	1,797,732
#*	Addus HomeCare Corp.	34,106	2,748,603
*	Aduro Biotech, Inc.	97,719	128,989
#*	Adverum Biotechnologies, Inc.	188,597	2,529,086
*	Aeglea BioTherapeutics, Inc.	63,150	565,824
*	Affimed NV	86,693	260,079
	Agilent Technologies, Inc.	255,382	17,726,065
#*	Agios Pharmaceuticals, Inc.	25,669	1,234,936
#*	Akebia Therapeutics, Inc.	120,707	505,762
#*	Akorn, Inc.	303,281	1,128,205
*	Albireo Pharma, Inc.	24,261	628,117
#*	Alder Biopharmaceuticals, Inc.	78,146	790,838
#*	Aldeyra Therapeutics, Inc.	39,210	214,871
*	Alexion Pharmaceuticals, Inc.	167,651	18,993,182
*	Align Technology, Inc.	109,439	22,881,506

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Alkermes P.L.C.	90,700	$2,100,612
*	Allena Pharmaceuticals, Inc.	39,972	163,485
	Allergan P.L.C.	209,921	33,692,320
*	Allied Healthcare Products, Inc.	3,482	5,606
#*	Allscripts Healthcare Solutions, Inc.	581,686	5,991,366
#*	Alnylam Pharmaceuticals, Inc.	57,958	4,496,961
#*	Alphatec Holdings, Inc.	30,561	143,637
*	Alpine Immune Sciences, Inc.	16,942	71,834
#*	AMAG Pharmaceuticals, Inc.	29,182	241,043
*	Amedisys, Inc.	82,293	11,347,382
#*	American Renal Associates Holdings, Inc.	14,460	111,342
#*	American Shared Hospital Services	4,179	12,621
	AmerisourceBergen Corp.	279,308	24,341,692
	Amgen, Inc.	436,756	81,489,934
*	AMN Healthcare Services, Inc.	207,588	11,081,047
*	Amphastar Pharmaceuticals, Inc.	120,655	2,431,198
#*	AnaptysBio, Inc.	51,289	2,754,732
*	AngioDynamics, Inc.	115,064	2,345,004
#*	ANI Pharmaceuticals, Inc.	37,794	3,196,994
#*	Anika Therapeutics, Inc.	48,158	2,653,024
	Anthem, Inc.	200,809	59,160,339
#*	Apollo Endosurgery, Inc.	39,020	106,525
*	Applied Genetic Technologies Corp.	47,982	185,211
#*	Aptevo Therapeutics, Inc.	63,129	56,185
	Apyx Medical Corp.	69,005	499,596
#*	AquaBounty Technologies Inc.	9,803	32,938
*	Aquinox Pharmaceuticals, Inc.	45,062	120,316
*	Aravive, Inc.	19,171	125,570
*	Ardelyx, Inc.	179,035	431,474
#*	Arena Pharmaceuticals, Inc.	104,842	6,571,497
#*	ArQule, Inc.	11,444	115,470
*	Assembly Biosciences, Inc.	40,342	504,275
#*	Assertio Therapeutics, Inc.	203,743	698,838
#*	Atara Biotherapeutics, Inc.	97,265	1,387,972
#	Atrion Corp.	4,902	3,772,089
*	Audentes Therapeutics, Inc.	115,395	4,491,173
#*	Avanos Medical, Inc.	164,993	6,718,515
	Baxter International, Inc.	216,549	18,183,620
	Becton Dickinson and Co.	66,640	16,846,592
#*	Bellicum Pharmaceuticals, Inc.	44,517	64,104
*	Biogen, Inc.	96,410	22,928,226
#*	Biolase, Inc.	9,080	14,074
*	BioMarin Pharmaceutical, Inc.	91,526	7,259,842
*	Bio-Rad Laboratories, Inc., Class A	40,330	12,699,917
#*	BioScrip, Inc.	273,365	773,623
*	BioSpecifics Technologies Corp.	18,057	1,049,112
	Bio-Techne Corp.	56,845	11,945,977
*	BioTelemetry, Inc.	90,556	4,251,604
#*	Bluebird Bio, Inc.	36,077	4,734,385
#*	Blueprint Medicines Corp.	5,602	561,040
*	Boston Scientific Corp.	429,639	18,242,472
#	Bristol-Myers Squibb Co.	840,004	37,304,578
*	Brookdale Senior Living, Inc.	631,055	4,915,918
	Bruker Corp.	250,834	12,002,407
*	Caladrius Biosciences, Inc.	20,846	58,786
*	Calithera Biosciences, Inc.	110,827	469,906
#*	Cambrex Corp.	137,802	6,035,728
#	Cantel Medical Corp.	79,179	7,306,638
#*	Capital Senior Living Corp.	122,723	655,341

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Cardinal Health, Inc.	317,001	$14,496,456
*	Cardiovascular Systems, Inc.	29,839	1,367,521
*	Castlight Health, Inc., Class B	247,359	398,248
#*	Catabasis Pharmaceuticals, Inc.	20,797	147,243
*	Catalent, Inc.	413,669	23,368,162
#*	Catalyst Biosciences, Inc.	29,430	241,032
#*	Catalyst Pharmaceuticals, Inc.	29,055	144,984
*	Celgene Corp.	231,027	21,222,140
#*	Celldex Therapeutics, Inc.	87,898	191,618
#*	Cellular Biomedicine Group, Inc.	1,100	15,169
#*	Celsion Corp.	18,943	33,150
*	Centene Corp.	466,882	24,319,883
	Cerner Corp.	458,847	32,876,388
*	Charles River Laboratories International, Inc.	153,624	20,668,573
*	Chembio Diagnostics, Inc.	19,507	118,017
	Chemed Corp.	41,634	16,878,007
#*	ChemoCentryx, Inc.	20,878	166,606
#*	Chiasma, Inc.	51,748	284,097
*	Chimerix, Inc.	146,268	526,565
*	Cigna Corp.	407,290	69,206,717
#*	Citius Pharmaceuticals, Inc.	13,938	18,816
#*	Clearside Biomedical, Inc.	11,588	13,094
»	Clementia Pharmaceuticals, Inc.	1,000	1,350
#*	Cocrystal Pharma, Inc.	62,355	132,193
#*	Collegium Pharmaceutical, Inc.	16,463	180,599
#*	Community Health Systems, Inc.	369,914	758,324
#	Computer Programs & Systems, Inc.	35,295	910,964
#*	Concert Pharmaceuticals, Inc.	76,663	771,230
#*	Conformis, Inc.	15,526	42,852
#	CONMED Corp.	76,922	6,719,137
	Cooper Cos., Inc. (The)	43,578	14,703,217
#*	Corcept Therapeutics, Inc.	274,763	3,093,831
*	CorVel Corp.	58,563	4,989,568
#*	Corvus Pharmaceuticals, Inc.	39,229	153,385
#*	Covetrus, Inc.	72,840	1,724,123
#*	Cross Country Healthcare, Inc.	118,938	1,128,722
*	CryoLife, Inc.	94,011	2,709,397
*	Cumberland Pharmaceuticals, Inc.	40,261	235,527
*	Cutera, Inc.	12,065	308,381
	CVS Health Corp.	1,180,741	65,968,000
*	Cymabay Therapeutics, Inc.	136,001	840,486
#*	CynergisTek, Inc.	11,534	49,135
#*	CytomX Therapeutics, Inc.	36,645	377,810
	Danaher Corp.	268,641	37,744,060
*	DaVita, Inc.	296,876	17,768,029
#*	Deciphera Pharmaceuticals, Inc.	98,390	2,174,419
#*	Denali Therapeutics, Inc.	32,120	685,762
	DENTSPLY SIRONA, Inc.	294,418	16,031,060
#*	Dermira, Inc.	73,673	649,059
*	DexCom, Inc.	26,040	4,084,895
	Digirad Corp.	2,380	12,733
#*	Diplomat Pharmacy, Inc.	244,348	1,287,714
#*	Eagle Pharmaceuticals, Inc.	15,105	828,660
*	Edwards Lifesciences Corp.	79,326	16,884,539
#*	Eiger BioPharmaceuticals, Inc.	5,010	55,461
#*	Elanco Animal Health, Inc.	179,419	5,913,650
*	Electromed, Inc.	8,494	45,273
	Eli Lilly & Co.	414,246	45,132,102
#*	Emergent BioSolutions, Inc.	137,350	6,062,629

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	31,751	$2,381,960
	Encompass Health Corp.	363,885	23,230,418
#*	Endo International P.L.C.	691,784	2,192,955
#*	Endologix, Inc.	22,171	152,980
#*	Enochian Biosciences, Inc.	36,985	180,857
	Ensign Group, Inc. (The)	169,224	10,197,438
#*	Enzo Biochem, Inc.	204,110	798,070
#*	Epizyme, Inc.	20,953	277,837
#*	Evolent Health, Inc., Class A	283,071	1,930,544
#*	Exact Sciences Corp.	33,166	3,817,738
*	Exelixis, Inc.	469,222	9,980,352
#*	Eyenovia, Inc.	12,546	40,022
*	Five Prime Therapeutics, Inc.	111,352	569,009
#*	Five Star Senior Living, Inc.	2,044	951
#*	Flexion Therapeutics, Inc.	29,939	300,588
*	FONAR Corp.	17,731	435,119
*	Fulgent Genetics, Inc.	30,974	206,287
#*	G1 Therapeutics, Inc.	27,042	670,912
*	Genomic Health, Inc.	18,312	1,336,227
	Gilead Sciences, Inc.	1,079,751	70,745,286
#*	Global Blood Therapeutics, Inc.	108,061	5,921,743
*	Globus Medical, Inc., Class A	190,435	8,680,027
#*	GlycoMimetics, Inc.	106,811	985,866
#*	Guardant Health, Inc.	20,121	1,891,173
*	Haemonetics Corp.	113,330	13,835,326
#*	Hanger, Inc.	63,789	1,100,360
*	Harvard Bioscience, Inc.	104,293	258,647
	HCA Healthcare, Inc.	64,579	8,621,942
#*	HealthEquity, Inc.	66,370	5,441,013
*	HealthStream, Inc.	82,384	2,326,524
#*	Henry Schein, Inc.	182,101	12,117,001
#*	Heron Therapeutics, Inc.	22,758	396,900
#*	Heska Corp.	9,835	788,177
	Hill-Rom Holdings, Inc.	157,154	16,758,903
*	HMS Holdings Corp.	207,692	7,248,451
*	Hologic, Inc.	620,777	31,814,821
*	Horizon Therapeutics P.L.C.	482,570	12,011,167
#*	HTG Molecular Diagnostics, Inc.	6,406	8,520
	Humana, Inc.	142,613	42,320,408
*	Icad, Inc.	9,255	58,954
*	ICU Medical, Inc.	42,941	10,925,908
*	IDEXX Laboratories, Inc.	66,959	18,885,786
*	Illumina, Inc.	25,762	7,712,628
*	ImmuCell Corp.	6,242	37,577
*	Incyte Corp.	61,966	5,262,153
#*	Infinity Pharmaceuticals, Inc.	127,833	187,915
*	InfuSystem Holdings, Inc.	48,515	215,407
#*	Innoviva, Inc.	225,749	2,681,898
#*	Inogen, Inc.	29,860	1,836,390
#*	Inovalon Holdings, Inc., Class A	57,620	864,300
#*	Inovio Pharmaceuticals, Inc.	121,355	334,940
#*	Insmed, Inc.	78,582	1,724,875
*	Inspire Medical Systems, Inc.	27,628	1,868,482
#*	Insulet Corp.	16,551	2,034,780
*	Integer Holdings Corp.	74,575	6,527,550
#*	Integra LifeSciences Holdings Corp.	188,531	11,950,980
#*	Intellia Therapeutics, Inc.	114,871	2,079,165
#*	Intra-Cellular Therapies, Inc.	142,678	1,191,361
#*	IntriCon Corp.	20,128	361,901

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Intuitive Surgical, Inc.	26,157	$13,588,823
#	Invacare Corp.	211,787	1,133,060
#*	Invitae Corp.	18,263	491,092
#*	Ionis Pharmaceuticals, Inc.	39,537	2,603,907
#*	Iovance Biotherapeutics, Inc.	146,463	3,601,525
*	IQVIA Holdings, Inc.	122,434	19,487,820
*	iRadimed Corp.	2,040	48,715
#*	IRIDEX Corp.	16,385	56,364
	IVERIC bio, Inc.	61,178	72,802
*	Jazz Pharmaceuticals P.L.C.	85,223	11,878,382
	Johnson & Johnson	2,073,647	270,030,312
#*	Jounce Therapeutics, Inc.	81,638	391,046
#*	Kala Pharmaceuticals, Inc.	45,256	266,105
#*	KalVista Pharmaceuticals, Inc.	23,101	383,246
#*	Karyopharm Therapeutics, Inc.	122,197	1,076,556
	Kewaunee Scientific Corp.	6,314	115,231
#*	Kindred Biosciences, Inc.	92,842	633,182
#*	Kodiak Sciences, Inc.	4,975	61,242
#*	Kura Oncology, Inc.	72,896	1,393,772
*	Laboratory Corp. of America Holdings	135,098	22,631,617
#*	Lannett Co., Inc.	101,012	714,155
*	Lantheus Holdings, Inc.	138,336	3,129,160
#	LeMaitre Vascular, Inc.	51,935	1,718,529
#*	LHC Group, Inc.	105,170	13,312,419
#*	Ligand Pharmaceuticals, Inc.	34,221	3,131,564
#*	Lipocine, Inc.	54,181	102,402
#*	LivaNova P.L.C.	114,724	8,839,484
	Luminex Corp.	118,598	2,577,135
*	MacroGenics, Inc.	125,711	1,808,981
#*	Madrigal Pharmaceuticals, Inc.	16,032	1,399,433
*	Magellan Health, Inc.	85,425	6,008,794
#*	Mallinckrodt P.L.C.	394,918	2,689,392
#*	Marinus Pharmaceuticals, Inc.	61,707	67,878
*	Masimo Corp.	126,336	19,942,138
	McKesson Corp.	219,260	30,466,177
*	Medidata Solutions, Inc.	28,090	2,566,583
*	MEDNAX, Inc.	195,097	4,793,533
#*	Medpace Holdings, Inc.	95,596	7,529,141
	Medtronic P.L.C.	589,488	60,092,407
*	MEI Pharma, Inc.	83,632	142,174
*	Melinta Therapeutics, Inc.	31,392	124,626
#*	Menlo Therapeutics, Inc.	17,232	65,309
	Merck & Co., Inc.	1,694,027	140,587,301
	Meridian Bioscience, Inc.	121,128	1,447,480
*	Merit Medical Systems, Inc.	111,934	4,416,916
#*	Merrimack Pharmaceuticals, Inc.	44,194	271,351
*	Mersana Therapeutics, Inc.	11,145	39,008
#	Mesa Laboratories, Inc.	6,939	1,746,408
*	Mettler-Toledo International, Inc.	25,652	19,412,151
*	Micron Solutions, Inc.	1,790	4,332
#	Millendo Therapeutics, Inc.	11,233	110,196
#*	Minerva Neurosciences, Inc.	112,436	746,575
#*	Mirati Therapeutics, Inc.	28,811	3,048,204
#*	Misonix, Inc.	8,260	196,010
#*	Molecular Templates, Inc.	42,078	276,452
*	Moleculin Biotech, Inc.	6,409	6,986
*	Molina Healthcare, Inc.	172,383	22,889,015
#*	Momenta Pharmaceuticals, Inc.	253,039	2,859,341
*	Motus GI Holdings, Inc.	100	270

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	MTBC, Inc.	7,313	$34,737
*	Mylan NV	696,847	14,564,102
#*	MyoKardia Inc.	6,508	354,230
#*	Myriad Genetics, Inc.	193,800	5,647,332
#*	Nabriva Therapeutics P.L.C.	83,576	198,493
	National HealthCare Corp.	47,751	4,182,988
	National Research Corp.	38,542	2,598,502
*	Natus Medical, Inc.	87,692	2,724,590
#*	Nektar Therapeutics	128,151	3,647,177
#*	Neogen Corp.	91,316	6,519,962
#*	NeoGenomics, Inc.	89,684	2,185,599
*	Neurocrine Biosciences, Inc.	39,964	3,852,130
#*	Neurotrope, Inc.	20,928	110,709
#*	NewLink Genetics Corp.	10,777	19,075
*	NextGen Healthcare, Inc.	177,439	2,902,902
*	Novocure, Ltd.	9,684	805,902
*	NuVasive, Inc.	157,022	10,457,665
#*	Nuvectra Corp.	37,240	78,949
#*	ObsEva SA	10,401	93,505
*	Omnicell, Inc.	85,901	6,460,614
#*	Opiant Pharmaceuticals, Inc.	1,600	19,344
#*	OPKO Health, Inc.	442,265	933,179
*	OraSure Technologies, Inc.	152,638	1,274,527
*	Orthofix Medical, Inc.	51,702	2,763,472
#*	Otonomy, Inc.	84,471	239,898
#*	Ovid therapeutics, Inc.	21,461	43,780
#	Owens & Minor, Inc.	397,002	1,075,875
#*	Oxford Immunotec Global P.L.C.	31,045	400,480
*	Pacira BioSciences, Inc.	40,189	1,763,895
#	Patterson Cos., Inc.	300,856	5,956,949
#*	PDL BioPharma, Inc.	490,031	1,411,289
#*	Penumbra, Inc.	9,215	1,544,434
#	PerkinElmer, Inc.	127,578	10,987,017
#	Perrigo Co. P.L.C.	154,739	8,357,453
#*	PetIQ, Inc.	57,394	1,965,171
*	Pfenex, Inc.	78,124	459,369
	Pfizer, Inc.	3,141,062	121,998,848
	Phibro Animal Health Corp., Class A	51,468	1,602,199
*	Pieris Pharmaceuticals, Inc.	50,401	277,206
#*	PolarityTE, Inc.	8,595	40,912
*	PRA Health Sciences, Inc.	125,579	12,546,598
#*	Premier, Inc., Class A	237,313	9,195,879
#*	Prestige Consumer Healthcare, Inc.	177,228	6,132,089
#*	Pro-Dex, Inc.	6,861	97,563
#*	Progenics Pharmaceuticals, Inc.	132,661	713,716
	ProPhase Labs, Inc.	8,768	17,799
*	Protagonist Therapeutics, Inc.	56,331	620,768
#*	Prothena Corp. P.L.C.	127,897	1,197,116
*	Providence Service Corp. (The)	44,020	2,453,675
	Psychemedics Corp.	3,911	35,238
#*	PTC Therapeutics, Inc.	39,888	1,921,405
	Quest Diagnostics, Inc.	214,056	21,850,836
*	Quidel Corp.	64,716	3,820,185
#*	Quorum Health Corp.	88,839	147,473
*	Ra Pharmaceuticals, Inc.	26,179	891,133
#*	RadNet, Inc.	86,100	1,268,253
*	Regeneron Pharmaceuticals, Inc.	31,608	9,632,854
#*	REGENXBIO, Inc.	94,607	4,201,497
#*	Repligen Corp.	95,975	9,059,080

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	ResMed, Inc.	101,037	$13,003,462
#*	Retrophin, Inc.	106,464	2,106,923
#*	Revance Therapeutics, Inc.	3,972	49,968
#*	Rhythm Pharmaceuticals, Inc.	35,902	691,113
#*	Rigel Pharmaceuticals, Inc.	403,175	919,239
#*	Rocket Pharmaceuticals, Inc.	3,755	45,736
#*	RTI Surgical Holdings, Inc.	203,148	865,410
#*	Sage Therapeutics, Inc.	15,323	2,456,890
#*	Sangamo Therapeutics, Inc.	297,769	3,576,206
#*	Sarepta Therapeutics, Inc.	17,049	2,537,744
#*	Savara, Inc.	9,459	24,026
#*	scPharmaceuticals, Inc.	3,731	21,640
*	SeaSpine Holdings Corp.	43,769	556,304
#*	Seattle Genetics, Inc.	48,429	3,666,560
*	Select Medical Holdings Corp.	520,233	8,708,700
*	Sensus Healthcare, Inc.	22,369	111,621
#*	Sesen Bio, Inc.	38,860	47,798
*	Sharps Compliance Corp.	17,834	66,164
*	Sierra Oncology, Inc.	51,030	26,602
	Simulations Plus, Inc.	4,400	170,808
#*	Soleno Therapeutics, Inc.	20,739	45,626
#*	Spark Therapeutics, Inc.	54,956	5,496,699
#*	Spectrum Pharmaceuticals, Inc.	209,667	1,589,276
#*	Spero Therapeutics, Inc.	19,598	203,623
*	Spring Bank Pharmaceuticals, Inc.	7,906	37,474
#*	STAAR Surgical Co.	14,455	423,676
	STERIS P.L.C.	96,301	14,335,367
#*	Strata Skin Sciences, Inc.	15,712	43,365
	Stryker Corp.	90,871	19,062,918
#*	Supernus Pharmaceuticals, Inc.	160,192	5,345,607
#*	Surgery Partners, Inc.	30,844	235,340
#*	Surmodics, Inc.	43,052	1,795,268
#*	Syndax Pharmaceuticals, Inc.	58,949	565,910
#*	Syneos Health, Inc.	211,249	10,792,711
#*	Synlogic, Inc.	119,575	670,816
#*	Syros Pharmaceuticals, Inc.	51,297	383,702
#	Taro Pharmaceutical Industries, Ltd.	58,647	4,736,918
#*	Teladoc Health, Inc.	14,931	1,018,891
	Teleflex, Inc.	65,427	22,228,169
#*	Tenet Healthcare Corp.	388,454	9,155,861
#*	Tetraphase Pharmaceuticals, Inc.	149,190	51,292
	Thermo Fisher Scientific, Inc.	170,991	47,480,781
#*	Tivity Health, Inc.	167,676	2,925,946
#*	TransEnterix, Inc.	42,825	58,670
#*	Trevena, Inc.	217,480	206,606
*	Triple-S Management Corp., Class B	92,574	2,219,928
#*	Ultragenyx Pharmaceutical Inc.	14,443	870,335
*	United Therapeutics Corp.	191,881	15,204,650
	UnitedHealth Group, Inc.	608,074	151,416,507
	Universal Health Services, Inc., Class B	138,443	20,885,511
#	US Physical Therapy, Inc.	37,464	4,835,853
#	Utah Medical Products, Inc.	8,875	807,536
#*	Vanda Pharmaceuticals, Inc.	137,434	1,711,053
*	Varex Imaging Corp.	109,907	3,493,944
*	Varian Medical Systems, Inc.	66,807	7,841,138
#*	VBI Vaccines, Inc.	41,641	30,477
*	Veeva Systems, Inc., Class A	60,363	10,014,222
#*	Verastem, Inc.	144,666	216,999
*	Vertex Pharmaceuticals, Inc.	38,665	6,442,362

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	ViewRay, Inc.	39,142	$350,712
#*	Viking Therapeutics, Inc.	102,537	788,510
#*	Vocera Communications, Inc.	8,407	215,808
#*	Waters Corp.	64,828	13,650,184
*	WellCare Health Plans, Inc.	81,449	23,396,225
	West Pharmaceutical Services, Inc.	88,613	12,163,907
#*	Wright Medical Group NV	98,308	2,837,169
#*	XBiotech, Inc.	14,770	103,981
#*	Xencor, Inc.	146,573	6,452,143
#*	Xenon Pharmaceuticals, Inc.	11,120	106,974
*	Zafgen, Inc.	62,653	57,014
	Zimmer Biomet Holdings, Inc.	158,302	21,391,349
	Zoetis, Inc.	273,519	31,424,598
#*	Zogenix, Inc.	110,041	5,300,675
#*	Zynerba Pharmaceuticals, Inc.	7,863	83,269
TOTAL HEALTH CARE			3,082,982,659
INDUSTRIALS — (13.2%)
	3M Co.	400,284	69,937,620
#	AAON, Inc.	146,484	7,441,387
	AAR Corp.	120,220	5,032,409
#	ABM Industries, Inc.	217,821	9,168,086
*	Acacia Research Corp.	80,906	225,728
	ACCO Brands Corp.	348,841	3,411,665
	Acme United Corp.	7,309	152,027
#	Actuant Corp., Class A	160,352	3,672,061
	Acuity Brands, Inc.	83,144	11,159,588
*	Advanced Disposal Services, Inc.	174,541	5,649,892
	Advanced Drainage Systems, Inc.	120,583	3,970,798
*	AECOM	357,135	12,839,003
#*	Aegion Corp.	89,592	1,688,809
*	AeroCentury Corp.	1,459	11,672
#*	Aerojet Rocketdyne Holdings, Inc.	202,908	8,668,230
#*	Aerovironment, Inc.	61,675	3,382,874
	AGCO Corp.	226,129	17,411,933
#	Air Lease Corp.	345,744	14,448,642
*	Air T, Inc.	6,373	111,974
*	Air Transport Services Group, Inc.	296,673	6,915,448
	Aircastle, Ltd.	256,025	5,322,760
#	Alamo Group, Inc.	31,445	3,078,151
	Alaska Air Group, Inc.	291,413	18,463,928
	Albany International Corp., Class A	89,530	7,698,685
#	Allegiant Travel Co.	55,123	8,260,182
	Allegion P.L.C.	160,684	16,637,221
	Allied Motion Technologies, Inc.	38,843	1,539,737
	Allison Transmission Holdings, Inc.	336,464	15,460,521
*	Alpha Pro Tech, Ltd.	28,782	101,600
	Altra Industrial Motion Corp.	147,273	4,231,153
	AMERCO	36,617	14,170,779
#*	Ameresco, Inc., Class A	74,961	1,068,194
#	American Airlines Group, Inc.	210,448	6,420,768
#*	American Superconductor Corp.	952	8,463
#*	American Woodmark Corp.	65,428	5,551,566
	AMETEK, Inc.	294,465	26,387,009
*	AMREP Corp.	14,457	88,188
#	AO Smith Corp.	303,142	13,777,804
	Apogee Enterprises, Inc.	93,540	3,793,982
	Applied Industrial Technologies, Inc.	132,507	8,061,726
*	ARC Document Solutions, Inc.	130,947	247,490

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	ArcBest Corp.	42,847	$1,282,411
	Arconic, Inc.	628,879	15,747,130
	Arcosa, Inc.	133,590	5,009,625
#	Argan, Inc.	74,946	3,084,028
#*	Armstrong Flooring, Inc.	103,177	862,560
	Armstrong World Industries, Inc.	142,770	13,950,057
*	Arotech Corp.	67,196	145,479
*	ASGN, Inc.	168,848	10,645,866
	Astec Industries, Inc.	75,894	2,480,975
*	Astronics Corp.	63,232	2,329,467
#*	Astronics Corp., Class B	38,887	1,449,707
*	Atkore International Group, Inc.	180,927	4,937,498
#*	Atlas Air Worldwide Holdings, Inc.	87,660	4,001,679
#*	Avalon Holdings Corp., Class A	7,402	19,393
#*	Avis Budget Group, Inc.	270,932	9,859,215
#*	Axon Enterprise, Inc.	83,074	5,833,456
	AZZ, Inc.	73,396	3,418,786
#*	Babcock & Wilcox Enterprises, Inc.	66,511	234,784
	Barnes Group, Inc.	144,417	7,515,461
	Barrett Business Services, Inc.	22,529	1,971,287
#*	Beacon Roofing Supply, Inc.	239,152	8,664,477
#	BG Staffing, Inc.	26,943	447,793
*	BMC Stock Holdings, Inc.	226,257	4,785,336
	Boeing Co. (The)	219,736	74,969,528
	Brady Corp., Class A	134,258	6,945,166
#	Briggs & Stratton Corp.	256,451	2,443,978
#	Brink's Co. (The)	133,289	12,017,336
*	Broadwind Energy, Inc.	19,832	39,069
*	Builders FirstSource, Inc.	385,027	6,614,764
#	BWX Technologies, Inc.	193,548	10,434,173
*	CAI International, Inc.	70,205	1,600,674
	Carlisle Cos., Inc.	103,718	14,957,173
*	Casella Waste Systems, Inc., Class A	110,876	4,834,194
	Caterpillar, Inc.	494,834	65,154,793
*	CBIZ, Inc.	176,820	4,132,283
*	CECO Environmental Corp.	107,924	996,139
#*	Celadon Group, Inc.	71,433	92,149
#	CH Robinson Worldwide, Inc.	166,187	13,914,838
#*	Chart Industries, Inc.	106,930	8,076,423
	Chicago Rivet & Machine Co.	653	16,919
#*	Cimpress NV	61,446	5,926,467
	Cintas Corp.	93,919	24,460,264
#*	CIRCOR International, Inc.	66,266	2,518,108
*	Civeo Corp.	356,347	587,973
*	Clean Harbors, Inc.	195,185	15,187,345
#*	Colfax Corp.	274,471	7,597,357
	Columbus McKinnon Corp.	63,373	2,436,058
	Comfort Systems USA, Inc.	127,256	5,344,752
*	Commercial Vehicle Group, Inc.	147,761	1,199,819
	CompX International, Inc.	9,138	150,320
*	Construction Partners, Inc., Class A	33,215	519,150
*	Continental Building Products, Inc.	152,572	3,750,220
*	Continental Materials Corp.	1,019	15,530
	Copa Holdings SA, Class A	82,408	8,331,449
*	Copart, Inc.	331,246	25,681,502
#*	Cornerstone Building Brands, Inc.	273,187	1,589,948
	Costamare, Inc.	226,168	1,363,793
*	CoStar Group, Inc.	21,363	13,146,790
#	Covanta Holding Corp.	594,521	10,237,652

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Covenant Transportation Group, Inc., Class A	54,046	$910,675
*	CPI Aerostructures, Inc.	27,297	214,281
	CRA International, Inc.	23,082	1,002,220
	Crane Co.	141,893	11,876,444
	CSW Industrials, Inc.	50,720	3,581,339
	CSX Corp.	786,149	55,344,890
#	Cubic Corp.	91,414	6,051,607
	Cummins, Inc.	270,856	44,420,384
	Curtiss-Wright Corp.	138,346	17,557,491
	Deere & Co.	186,094	30,826,471
	Delta Air Lines, Inc.	1,138,794	69,511,986
	Deluxe Corp.	174,643	7,792,571
*	DLH Holdings Corp.	24,977	119,890
#	Donaldson Co., Inc.	234,825	11,729,509
	Douglas Dynamics, Inc.	107,651	4,424,456
	Dover Corp.	216,673	20,984,780
*	Ducommun, Inc.	28,543	1,203,087
*	DXP Enterprises, Inc.	54,911	1,864,228
#*	Dycom Industries, Inc.	133,264	7,350,842
#*	Eagle Bulk Shipping, Inc.	95,856	443,813
	Eastern Co. (The)	16,904	426,995
	Eaton Corp. P.L.C.	282,490	23,217,853
*	Echo Global Logistics, Inc.	94,422	1,988,527
#	Ecology and Environment, Inc., Class A	3,767	39,177
	EMCOR Group, Inc.	183,159	15,456,788
	Emerson Electric Co.	354,519	23,001,193
	Encore Wire Corp.	72,027	3,955,723
#	EnerSys	125,868	8,572,869
#	Ennis, Inc.	82,957	1,686,516
	EnPro Industries, Inc.	72,206	5,129,514
	Equifax, Inc.	106,194	14,770,523
	ESCO Technologies, Inc.	71,893	6,007,379
	Espey Manufacturing & Electronics Corp.	4,614	118,165
#	EVI Industries, Inc.	100	3,512
#*	Evoqua Water Technologies Corp.	54,017	768,122
#*	ExOne Co. (The)	14,695	116,972
	Expeditors International of Washington, Inc.	154,794	11,818,522
	Exponent, Inc.	133,552	9,188,378
#	Fastenal Co.	517,162	15,928,590
	Federal Signal Corp.	230,431	7,177,926
	FedEx Corp.	280,575	47,846,455
#	Flowserve Corp.	195,158	9,763,755
	Fluor Corp.	201,800	6,560,518
	Forrester Research, Inc.	39,537	1,871,286
	Fortive Corp.	253,056	19,244,909
	Fortune Brands Home & Security, Inc.	296,090	16,267,185
	Forward Air Corp.	102,184	6,437,592
*	Franklin Covey Co.	39,267	1,433,245
	Franklin Electric Co., Inc.	129,582	6,072,213
#*	FreightCar America, Inc.	57,837	316,368
*	FTI Consulting, Inc.	152,362	15,914,211
#*	Fuel Tech, Inc.	21,515	23,021
*	Gardner Denver Holdings, Inc.	258,532	8,523,800
#	GATX Corp.	103,421	7,948,938
#*	Genco Shipping & Trading, Ltd.	97,030	933,429
*	Gencor Industries, Inc.	36,468	465,332
*	Generac Holdings, Inc.	208,498	15,074,405
	General Dynamics Corp.	147,386	27,404,953
	General Electric Co.	3,481,279	36,379,366

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Genesee & Wyoming, Inc., Class A	144,596	$15,878,087
*	Gibraltar Industries, Inc.	86,381	3,579,629
*	GMS, Inc.	136,698	3,077,072
#	Golden Ocean Group, Ltd.	20,259	123,175
*	Goldfield Corp. (The)	86,077	202,281
	Gorman-Rupp Co. (The)	96,262	3,197,824
*	GP Strategies Corp.	61,912	983,163
	Graco, Inc.	284,783	13,692,367
#	GrafTech International, Ltd.	134,361	1,538,433
	Graham Corp.	28,775	622,979
#	Granite Construction, Inc.	151,684	5,384,782
*	Great Lakes Dredge & Dock Corp.	342,753	3,677,740
#	Greenbrier Cos., Inc. (The)	134,629	3,892,124
	Griffon Corp.	157,775	2,579,621
	H&E Equipment Services, Inc.	150,001	4,591,531
*	Harsco Corp.	264,142	6,196,771
#	Hawaiian Holdings, Inc.	242,269	6,296,571
#*	HC2 Holdings, Inc.	31,208	67,721
*	HD Supply Holdings, Inc.	430,992	17,459,486
#	Healthcare Services Group, Inc.	92,569	2,213,325
#	Heartland Express, Inc.	328,873	6,524,840
#	HEICO Corp.	89,361	12,220,117
	HEICO Corp., Class A	142,881	15,058,229
	Heidrick & Struggles International, Inc.	64,387	1,912,294
	Helios Technologies, Inc.	85,034	3,993,197
*	Herc Holdings, Inc.	110,953	5,008,418
*	Heritage-Crystal Clean, Inc.	59,582	1,671,275
	Herman Miller, Inc.	239,680	10,867,091
*	Hertz Global Holdings, Inc.	446,659	6,932,148
	Hexcel Corp.	305,271	24,958,957
#*	Hill International, Inc.	165,456	521,186
	Hillenbrand, Inc.	261,472	8,808,992
	HNI Corp.	165,401	5,663,330
	Honeywell International, Inc.	379,638	65,472,369
*	Houston Wire & Cable Co.	52,050	242,033
*	Hub Group, Inc., Class A	107,991	4,897,392
	Hubbell, Inc.	129,899	16,871,282
*	Hudson Global, Inc.	24,717	263,236
#*	Hudson Technologies, Inc.	376,938	231,101
	Huntington Ingalls Industries, Inc.	84,916	19,386,323
	Hurco Cos., Inc.	19,185	655,935
*	Huron Consulting Group, Inc.	72,580	4,425,203
	Hyster-Yale Materials Handling, Inc.	39,609	2,449,421
*	IAA Inc.	438,905	20,518,809
	ICF International, Inc.	51,293	4,369,651
	IDEX Corp.	94,493	15,895,612
*	IES Holdings, Inc.	26,151	473,595
	Illinois Tool Works, Inc.	194,521	30,000,974
	Ingersoll-Rand P.L.C.	235,436	29,114,016
*	InnerWorkings, Inc.	324,165	1,186,444
*	Innovative Solutions & Support, Inc.	32,517	179,169
	Insperity, Inc.	105,589	11,229,390
#	Insteel Industries, Inc.	72,830	1,420,913
	Interface, Inc.	203,890	2,825,915
	ITT, Inc.	248,892	15,535,839
	Jacobs Engineering Group, Inc.	170,138	14,038,086
	JB Hunt Transport Services, Inc.	145,316	14,875,999
*	JELD-WEN Holding, Inc.	342,528	7,504,788
*	JetBlue Airways Corp.	880,966	16,940,976

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	John Bean Technologies Corp.	73,932	$8,772,771
	Johnson Controls International P.L.C.	576,292	24,457,832
#	Kadant, Inc.	36,866	3,445,496
	Kaman Corp.	91,609	5,808,011
	Kansas City Southern	127,913	15,827,955
#	KAR Auction Services, Inc.	438,905	11,736,320
	Kelly Services, Inc., Class A	114,899	3,197,639
	Kelly Services, Inc., Class B	775	23,324
	Kennametal, Inc.	269,042	9,303,472
	Kforce, Inc.	108,229	3,689,527
	Kimball International, Inc., Class B	154,728	2,682,984
#*	Kirby Corp.	145,361	11,390,488
#	Knight-Swift Transportation Holdings, Inc.	359,120	12,870,861
	Knoll, Inc.	196,123	4,755,983
	Korn Ferry	179,507	7,051,035
*	Kratos Defense & Security Solutions, Inc.	274,113	6,756,885
	L3Harris Technologies, Inc.	204,998	42,557,585
#	Landstar System, Inc.	89,478	9,956,217
*	Lawson Products, Inc.	22,431	939,186
*	LB Foster Co., Class A	32,814	793,114
#	Lennox International, Inc.	50,067	12,841,184
*	Limbach Holdings, Inc.	17,434	154,814
	Lincoln Electric Holdings, Inc.	140,662	11,888,752
#	Lindsay Corp.	27,251	2,485,836
	Lockheed Martin Corp.	146,788	53,162,210
*	LS Starrett Co. (The), Class A	134,057	784,233
#	LSC Communications, Inc.	105,046	105,046
	LSI Industries, Inc.	113,965	451,301
*	Lydall, Inc.	57,610	1,359,596
#	Macquarie Infrastructure Corp.	107,613	4,459,483
#*	Manitex International, Inc.	53,223	345,950
#*	Manitowoc Co., Inc. (The)	115,770	2,078,071
	ManpowerGroup, Inc.	126,144	11,523,254
	Marten Transport, Ltd.	170,472	3,421,373
	Masco Corp.	298,935	12,187,580
*	Masonite International Corp.	93,417	4,979,126
#*	MasTec, Inc.	272,963	14,008,461
*	Mastech Digital, Inc.	17,572	105,608
#	Matson, Inc.	171,840	7,029,974
#	Matthews International Corp., Class A	107,399	3,667,676
	McGrath RentCorp	93,741	6,384,700
*	Mercury Systems, Inc.	106,468	8,679,271
*	Meritor, Inc.	321,096	7,940,704
*	Mesa Air Group, Inc.	16,839	172,431
#*	Middleby Corp. (The)	124,811	16,772,102
*	Milacron Holdings Corp.	240,765	4,054,483
	Miller Industries, Inc.	16,917	528,149
*	Mistras Group, Inc.	93,881	1,423,236
#	Mobile Mini, Inc.	145,080	4,926,917
	Moog, Inc., Class A	107,607	8,765,666
*	MRC Global, Inc.	309,414	4,839,235
#	MSA Safety, Inc.	89,764	9,456,637
	MSC Industrial Direct Co., Inc., Class A	151,674	10,776,438
	Mueller Industries, Inc.	197,549	5,964,004
	Mueller Water Products, Inc., Class A	624,362	6,349,762
#*	MYR Group, Inc.	63,726	2,301,783
#	National Presto Industries, Inc.	18,263	1,679,648
	Navigant Consulting, Inc.	144,805	3,527,450
*	Navistar International Corp.	158,876	4,963,286

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nielsen Holdings P.L.C.	440,896	$10,211,151
*	NL Industries, Inc.	316,582	1,611,402
#	NN, Inc.	150,784	1,237,937
	Nordson Corp.	129,800	18,387,468
	Norfolk Southern Corp.	273,828	52,334,007
	Northrop Grumman Corp.	96,179	33,236,577
*	Northwest Pipe Co.	17,456	407,772
#*	NOW, Inc.	380,311	4,658,810
#*	NV5 Global, Inc.	32,070	2,548,603
	nVent Electric P.L.C.	200,418	4,968,362
	Old Dominion Freight Line, Inc.	216,866	36,212,285
#	Omega Flex, Inc.	8,973	682,486
*	Orion Energy Systems, Inc.	20,054	64,574
#*	Orion Group Holdings, Inc.	152,683	621,420
	Oshkosh Corp.	227,905	19,046,021
	Owens Corning	261,607	15,173,206
	PACCAR, Inc.	587,901	41,235,376
*	PAM Transportation Services, Inc.	17,066	996,825
	Pangaea Logistics Solutions, Ltd.	66,195	234,330
	Park Aerospace Corp.	61,802	1,124,178
	Parker-Hannifin Corp.	177,870	31,141,480
	Park-Ohio Holdings Corp.	40,401	1,236,271
*	Patrick Industries, Inc.	111,700	5,123,679
*	Patriot Transportation Holding, Inc.	7,392	126,403
*	Pendrell Corp.	1	175,050
	Pentair P.L.C.	391,140	15,180,143
*	Performant Financial Corp.	141,785	172,978
*	Perma-Fix Environmental Services	20,738	77,353
*	Perma-Pipe International Holdings, Inc.	16,930	149,831
*	PGT Innovations, Inc.	260,204	4,194,488
*	PICO Holdings, Inc.	40,315	406,778
#*	Pioneer Power Solutions, Inc.	8,200	43,870
#	Pitney Bowes, Inc.	358,191	1,450,674
#*	Polar Power, Inc.	7,020	30,888
	Powell Industries, Inc.	40,237	1,488,367
#*	Power Solutions International, Inc.	2,080	20,540
	Preformed Line Products Co.	15,573	899,652
	Primoris Services Corp.	171,864	3,602,269
*	Proto Labs, Inc.	45,078	4,692,620
#	Quad/Graphics, Inc.	164,803	1,863,922
	Quanex Building Products Corp.	116,781	2,174,462
	Quanta Services, Inc.	417,610	15,626,966
*	Quest Resource Holding Corp.	14,300	34,463
*	Radiant Logistics, Inc.	150,027	823,648
	Raven Industries, Inc.	105,247	3,814,151
	Raytheon Co.	166,053	30,269,801
*	RBC Bearings, Inc.	57,016	9,275,933
*	RCM Technologies, Inc.	15,191	50,130
#*	Red Violet, Inc.	3,910	61,895
	Regal Beloit Corp.	121,726	9,691,824
	Republic Services, Inc.	394,156	34,941,929
*	Resideo Technologies, Inc.	56,858	1,072,342
	Resources Connection, Inc.	101,821	1,792,050
#	REV Group, Inc.	159,064	2,317,562
#*	Rexnord Corp.	346,718	10,155,370
	Robert Half International, Inc.	218,423	13,194,933
	Rockwell Automation, Inc.	126,860	20,396,551
#	Rollins, Inc.	231,415	7,759,345
	Roper Technologies, Inc.	48,407	17,603,206

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class A	101,189	$3,810,778
#	Rush Enterprises, Inc., Class B	12,937	509,718
	Ryder System, Inc.	225,145	11,991,223
*	Saia, Inc.	88,327	6,739,350
	Schneider National, Inc., Class B	36,225	699,142
#	Scorpio Bulkers, Inc.	201,858	1,213,167
#*	Sensata Technologies Holding P.L.C.	385,826	18,299,727
	Servotronics, Inc.	1,473	15,275
*	SIFCO Industries, Inc.	7,118	19,788
	Simpson Manufacturing Co., Inc.	129,555	8,001,317
#*	SiteOne Landscape Supply, Inc.	64,621	4,773,553
	SkyWest, Inc.	181,653	11,028,154
#	Snap-on, Inc.	71,861	10,966,707
	Southwest Airlines Co.	770,378	39,697,578
*	SP Plus Corp.	71,868	2,481,602
	Spartan Motors, Inc.	104,797	1,259,660
	Spirit AeroSystems Holdings, Inc., Class A	235,393	18,087,598
*	Spirit Airlines, Inc.	245,559	10,419,068
*	SPX Corp.	136,492	4,763,571
*	SPX FLOW, Inc.	142,882	5,795,294
	Standex International Corp.	36,426	2,563,298
	Stanley Black & Decker, Inc.	149,477	22,061,310
	Steelcase, Inc., Class A	295,033	4,989,008
#*	Stericycle, Inc.	118,761	5,458,256
*	Sterling Construction Co., Inc.	87,925	1,100,821
#*	Sunrun, Inc.	371,466	7,076,427
	Systemax, Inc.	77,695	1,685,981
*	Taylor Devices, Inc.	4,452	47,948
#*	Team, Inc.	190,024	3,146,797
#*	Tecogen, Inc.	36,757	119,093
*	Teledyne Technologies, Inc.	68,114	19,840,246
#	Tennant Co.	60,397	4,596,816
	Terex Corp.	198,528	6,045,178
	Tetra Tech, Inc.	153,872	12,186,662
*	Textainer Group Holdings, Ltd.	162,295	1,579,130
	Textron, Inc.	334,178	16,474,975
*	Thermon Group Holdings, Inc.	91,876	2,328,138
	Timken Co. (The)	202,283	9,246,356
#	Titan International, Inc.	223,699	845,582
*	Titan Machinery, Inc.	72,086	1,495,064
	Toro Co. (The)	194,335	14,151,475
#*	TPI Composites, Inc.	104,618	2,675,082
*	Transcat, Inc.	24,364	580,350
*	TransDigm Group, Inc.	25,883	12,564,644
	TransUnion	132,493	10,969,095
#*	Trex Co., Inc.	142,615	11,658,776
*	TriMas Corp.	146,331	4,388,467
*	TriNet Group, Inc.	173,616	12,767,721
#	Trinity Industries, Inc.	413,037	8,095,525
#	Triton International, Ltd.	261,904	8,663,784
#	Triumph Group, Inc.	170,939	4,141,852
*	TrueBlue, Inc.	136,808	2,704,694
#*	Tutor Perini Corp.	171,364	2,238,014
*	Twin Disc, Inc.	39,102	471,961
#*	Ultralife Corp.	44,133	385,281
	UniFirst Corp.	34,079	6,709,133
	Union Pacific Corp.	618,468	111,293,317
*	United Airlines Holdings, Inc.	492,644	45,278,910
	United Parcel Service, Inc., Class B	399,151	47,686,570

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Rentals, Inc.	156,204	$19,767,616
	United Technologies Corp.	618,500	82,631,600
#*	Univar, Inc.	204,231	4,517,590
	Universal Forest Products, Inc.	211,207	8,539,099
	Universal Logistics Holdings, Inc.	68,947	1,357,566
#	US Ecology, Inc.	72,529	4,615,020
#*	USA Truck, Inc.	28,309	229,869
	Valmont Industries, Inc.	58,386	8,033,914
*	Vectrus, Inc.	35,667	1,442,373
	Verisk Analytics, Inc.	146,280	22,193,602
*	Veritiv Corp.	53,181	926,413
	Viad Corp.	79,967	5,528,918
#*	Vicor Corp.	42,483	1,255,797
	Virco Manufacturing Corp.	31,667	142,818
*	VirTra, Inc.	3,600	9,000
*	Volt Information Sciences, Inc.	358,231	1,644,280
	VSE Corp.	33,889	1,015,314
	Wabash National Corp.	237,922	3,766,305
*	WABCO Holdings, Inc.	120,105	15,903,103
#	Wabtec Corp.	156,909	12,188,691
#*	WageWorks, Inc.	87,432	4,473,895
	Waste Management, Inc.	270,717	31,673,889
#	Watsco, Inc.	70,972	11,541,467
	Watsco, Inc., Class B	4,958	820,524
	Watts Water Technologies, Inc., Class A	73,495	6,822,541
#*	Welbilt, Inc.	339,476	5,574,196
#	Werner Enterprises, Inc.	245,639	8,142,933
*	Wesco Aircraft Holdings, Inc.	331,984	3,495,792
*	WESCO International, Inc.	161,304	8,184,565
#*	Willdan Group, Inc.	27,649	967,162
*	Williams Industrial Services Group, Inc.	23,539	51,550
*	Willis Lease Finance Corp.	8,926	555,643
#*	WillScot Corp.	224,701	3,577,240
	Woodward, Inc.	170,996	19,158,392
#	WW Grainger, Inc.	68,417	19,911,400
#*	XPO Logistics, Inc.	310,199	20,932,229
	Xylem, Inc.	267,956	21,514,187
#*	YRC Worldwide, Inc.	88,352	288,028
TOTAL INDUSTRIALS			3,882,061,985
INFORMATION TECHNOLOGY — (18.7%)
#*	3D Systems Corp.	300,253	2,708,282
*	Acacia Communications, Inc.	90,051	6,048,726
	Accenture P.L.C., Class A	401,152	77,253,852
*	ACI Worldwide, Inc.	283,440	9,512,246
#*	ACM Research, Inc., Class A	4,181	72,875
*»	Actua Corp.	16,946	30,588
*	ADDvantage Technologies Group, Inc.	7,817	13,836
#*	Adesto Technologies Corp.	66,840	569,477
*	Adobe, Inc.	74,363	22,224,126
	ADTRAN, Inc.	157,002	1,744,292
#*	Advanced Energy Industries, Inc.	129,143	7,541,951
#*	Advanced Micro Devices, Inc.	636,228	19,373,143
#*	Aehr Test Systems	13,278	17,394
*	Agilysys, Inc.	65,901	1,616,552
*	Airgain, Inc.	21,069	273,476
*	Akamai Technologies, Inc.	216,204	19,054,059
#*	Alarm.com Holdings, Inc.	21,327	1,064,431
*	Alithya Group, Inc., Class A	39,261	116,998

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ALJ Regional Holdings, Inc.	58,527	$103,593
#	Alliance Data Systems Corp.	86,838	13,626,619
#*	Alpha & Omega Semiconductor, Ltd.	98,949	1,004,332
#*	Altair Engineering, Inc., Class A	3,226	134,234
#*	Alteryx, Inc., Class A	5,132	603,215
#*	Ambarella, Inc.	84,310	4,211,284
	Amdocs, Ltd.	152,769	9,775,688
	American Software, Inc., Class A	69,802	929,763
*	Amkor Technology, Inc.	794,297	7,331,361
	Amphenol Corp., Class A	233,564	21,796,192
#*	Amtech Systems, Inc.	49,420	290,590
	Analog Devices, Inc.	221,331	25,997,539
*	Anixter International, Inc.	116,150	7,475,414
*	ANSYS, Inc.	67,996	13,811,348
#*	Appfolio, Inc., Class A	19,149	1,848,836
	Apple, Inc.	4,365,689	930,066,385
	Applied Materials, Inc.	808,235	39,902,562
#*	Applied Optoelectronics, Inc.	42,626	426,686
*	Aquantia Corp.	83,153	1,091,799
*	Arista Networks, Inc.	40,021	10,943,742
#*	Arlo Technologies, Inc.	200,292	861,256
*	Arrow Electronics, Inc.	191,910	13,934,585
*	Aspen Technology, Inc.	122,340	16,132,976
#	AstroNova, Inc.	16,656	402,742
#*	Asure Software, Inc.	20,330	183,986
*	Atlassian Corp. P.L.C., Class A	15,287	2,142,014
#*	Atomera, Inc.	6,042	33,412
*	Autodesk, Inc.	52,649	8,222,194
	Automatic Data Processing, Inc.	203,327	33,858,012
*	Avalara, Inc.	5,226	425,814
#*	Avaya Holdings Corp.	344,273	4,145,047
*	Aviat Networks, Inc.	32,377	415,073
#*	Avid Technology, Inc.	118,902	1,218,745
	Avnet, Inc.	234,719	10,660,937
#	AVX Corp.	287,483	4,378,366
*	Aware, Inc.	51,506	145,762
*	Axcelis Technologies, Inc.	106,427	1,708,153
#*	AXT, Inc.	115,490	493,142
#	Badger Meter, Inc.	103,506	5,536,536
	Bel Fuse, Inc., Class A	4,354	63,786
	Bel Fuse, Inc., Class B	29,674	489,324
#	Belden, Inc.	142,317	6,469,731
	Benchmark Electronics, Inc.	110,326	2,985,422
*	BK Technologies Corp.	24,446	95,339
*	Black Knight, Inc.	177,791	11,257,726
#	Blackbaud, Inc.	79,106	7,198,646
	Booz Allen Hamilton Holding Corp.	263,412	18,109,575
*	Bottomline Technologies De, Inc.	59,841	2,518,708
*	Brightcove, Inc.	18,100	225,888
	Broadcom, Inc.	244,537	70,913,285
	Broadridge Financial Solutions, Inc.	137,286	17,451,796
#*	BroadVision, Inc.	6,453	8,260
#	Brooks Automation, Inc.	195,394	7,581,287
*	BSQUARE Corp.	30,337	38,225
	Cabot Microelectronics Corp.	74,652	9,081,416
*	CACI International, Inc., Class A	71,512	15,385,807
*	Cadence Design Systems, Inc.	246,642	18,229,310
#*	CalAmp Corp.	83,801	935,219
*	Calix, Inc.	197,897	1,242,793

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Carbonite, Inc.	90,721	$1,626,628
#*	Cardtronics P.L.C., Class A	162,995	4,642,098
	Cass Information Systems, Inc.	38,973	1,984,115
*	CCUR Holdings, Inc.	14,271	52,803
	CDK Global, Inc.	150,996	7,832,163
	CDW Corp.	201,974	23,865,248
*	CEVA, Inc.	54,758	1,521,177
*	ChannelAdvisor Corp.	63,158	576,633
*	Ciena Corp.	293,050	13,251,721
*	Cirrus Logic, Inc.	190,103	9,324,552
	Cisco Systems, Inc.	3,343,260	185,216,604
*	Cision, Ltd.	128,454	1,334,637
	Citrix Systems, Inc.	121,730	11,471,835
*	Clearfield, Inc.	29,727	393,883
#*	ClearOne, Inc.	25,978	56,112
#*	Cloudera, Inc.	45,548	272,377
#*	Coda Octopus Group, Inc.	22,446	265,761
	Cognex Corp.	200,781	8,836,372
	Cognizant Technology Solutions Corp., Class A	490,003	31,918,795
#*	Coherent, Inc.	58,189	8,079,543
	Cohu, Inc.	135,578	2,055,362
*	CommScope Holding Co., Inc.	368,829	5,266,878
	Communications Systems, Inc.	31,610	116,325
*	CommVault Systems, Inc.	24,757	1,124,958
*	Computer Task Group, Inc.	63,240	278,256
	Comtech Telecommunications Corp.	43,970	1,308,547
*	Conduent, Inc.	558,894	5,085,935
*	Control4 Corp.	66,662	1,593,888
*	CoreLogic, Inc.	277,859	12,662,035
*	Cornerstone OnDemand Inc.	25,894	1,532,925
	Corning, Inc.	728,362	22,397,131
#*	Coupa Software, Inc.	10,282	1,395,370
*	Cray, Inc.	117,904	4,084,195
*	Cree, Inc.	311,919	19,395,123
#	CSG Systems International, Inc.	115,290	5,907,460
	CSP, Inc.	5,597	76,455
	CTS Corp.	89,408	2,818,140
*	CyberOptics Corp.	16,840	226,498
	Cypress Semiconductor Corp.	816,734	18,760,380
	Daktronics, Inc.	142,338	902,423
*	DASAN Zhone Solutions, Inc.	51,490	518,504
*	Data I/O Corp.	16,306	71,746
*	Dell Technologies, Class C	94,380	5,449,501
#*	Diebold Nixdorf, Inc.	189,162	2,631,243
*	Digi International, Inc.	62,231	817,093
*	Diodes, Inc.	168,213	7,165,874
#*	DocuSign, Inc.	7,732	399,899
	Dolby Laboratories, Inc., Class A	128,158	8,727,560
#*	Domo, Inc., Class B	10,694	296,652
#*	Dropbox, Inc., Class A	17,693	416,847
*	DSP Group, Inc.	69,333	1,117,648
	DXC Technology Co.	398,972	22,250,668
#	Ebix, Inc.	91,821	4,226,521
*	EchoStar Corp., Class A	134,878	6,139,647
*	eGain Corp.	1,408	10,898
*	EMCORE Corp.	72,739	216,762
#*	Endurance International Group Holdings, Inc.	173,547	822,613
#*	Enphase Energy Inc.	128,799	3,625,692
#	Entegris, Inc.	427,280	18,590,953

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Envestnet, Inc.	45,214	$3,228,732
*	EPAM Systems, Inc.	60,933	11,808,206
*	ePlus, Inc.	47,487	3,604,263
*	Euronet Worldwide, Inc.	124,701	19,442,133
	EVERTEC, Inc.	157,139	5,031,591
#*	Evo Payments, Inc., Class A	5,142	160,019
*	Evolving Systems, Inc.	15,279	12,338
*	ExlService Holdings, Inc.	94,243	6,482,976
#*	Extreme Networks, Inc.	8,969	73,008
*	F5 Networks, Inc.	58,185	8,536,903
*	Fabrinet	130,535	7,007,119
*	Fair Isaac Corp.	75,354	26,179,487
*	FARO Technologies, Inc.	54,889	2,930,524
	Fidelity National Information Services, Inc.	462,704	61,655,380
*	Finisar Corp.	375,233	8,829,232
#*	Finjan Holdings, Inc.	67,712	145,581
#*	First Solar, Inc.	266,957	17,216,057
#*	Fiserv, Inc.	461,751	48,682,361
#*	Fitbit, Inc., Class A	625,795	2,628,339
*	FleetCor Technologies, Inc.	132,431	37,632,917
*	Flex, Ltd.	1,231,494	13,731,158
	FLIR Systems, Inc.	235,291	11,684,551
*	FormFactor, Inc.	210,095	3,525,394
*	Fortinet, Inc.	101,430	8,145,843
*	Frequency Electronics, Inc.	21,539	251,145
*	Gartner, Inc.	60,637	8,448,553
	Genpact, Ltd.	465,517	18,471,715
	Global Payments, Inc.	176,257	29,597,075
	GlobalSCAPE, Inc.	44,983	627,513
#*	Globant SA	36,173	3,834,338
*	GoDaddy, Inc., Class A	94,001	6,897,793
*	GSE Systems, Inc.	28,592	61,759
#*	GSI Technology, Inc.	60,553	497,746
#*	GTT Communications, Inc.	164,251	1,987,437
#*	Guidewire Software, Inc.	68,019	6,943,380
	Hackett Group, Inc. (The)	117,534	1,929,908
#*	Harmonic, Inc.	318,882	2,382,049
	Hewlett Packard Enterprise Co.	1,848,065	26,556,694
	HP, Inc.	672,925	14,158,342
#*	HubSpot, Inc.	7,009	1,252,648
#*	Ichor Holdings, Ltd.	71,200	1,794,952
#*	ID Systems, Inc.	31,472	192,923
*	Identiv, Inc.	26,728	127,225
*	IEC Electronics Corp.	13,740	82,440
#*	II-VI, Inc.	161,647	6,417,386
#*	Image Sensing Systems, Inc.	1,872	9,360
#*	Immersion Corp.	94,602	760,600
#*	Infinera Corp.	568,322	2,193,723
*	Information Services Group, Inc.	101,253	275,408
*	Innodata, Inc.	94,799	118,499
#*	Inphi Corp.	65,222	3,927,017
#*	Inseego Corp.	32,660	169,832
*	Insight Enterprises, Inc.	111,365	6,127,302
	Intel Corp.	5,141,165	259,885,891
#*	Intellicheck, Inc.	15,600	83,616
#*	Intelligent Systems Corp.	729	35,787
	InterDigital, Inc.	142,867	9,204,921
#*	Internap Corp.	49,402	147,218
	International Business Machines Corp.	689,744	102,247,651

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	inTEST Corp.	24,960	$113,069
*	Intevac, Inc.	62,346	320,458
	Intuit, Inc.	114,982	31,885,658
#*	IPG Photonics Corp.	103,191	13,519,053
#	Issuer Direct Corp.	7,605	79,700
#*	Iteris, Inc.	40,198	217,471
*	Itron, Inc.	104,462	6,476,644
#	j2 Global, Inc.	170,368	15,178,085
	Jabil, Inc.	588,140	18,161,763
	Jack Henry & Associates, Inc.	91,039	12,718,148
	Juniper Networks, Inc.	375,352	10,142,011
	KBR, Inc.	486,471	12,833,105
#	KEMET Corp.	194,143	3,906,157
*	Key Tronic Corp.	22,454	110,698
*	Keysight Technologies, Inc.	300,270	26,880,170
*	Kimball Electronics, Inc.	43,092	685,163
	KLA Corp.	205,681	28,038,434
#*	Knowles Corp.	300,183	6,108,724
#*	Kopin Corp.	125,217	145,252
	Kulicke & Soffa Industries, Inc.	226,475	5,125,129
*	KVH Industries, Inc.	52,470	529,947
	Lam Research Corp.	284,426	59,334,108
#*	Lantronix, Inc.	35,760	123,014
*	Lattice Semiconductor Corp.	305,112	5,900,866
	Leidos Holdings, Inc.	192,635	15,815,333
*	LGL Group, Inc. (The)	4,607	37,962
*	Lightpath Technologies, Inc., Class A	26,429	18,765
*	Limelight Networks, Inc.	294,353	797,697
#	Littelfuse, Inc.	60,054	10,146,724
#*	LiveRamp Holdings, Inc.	181,640	9,570,612
	LogMeIn, Inc.	114,329	8,685,574
#*	LRAD Corp.	56,247	233,988
#*	Lumentum Holdings, Inc.	94,336	5,342,248
*	Luna Innovations, Inc.	65,839	339,071
#*	MACOM Technology Solutions Holdings, Inc.	201,469	3,952,822
#*	MagnaChip Semiconductor Corp.	69,402	766,892
*	Manhattan Associates, Inc.	174,228	14,807,638
	ManTech International Corp., Class A	100,594	6,918,855
*	Marin Software, Inc.	7,995	15,830
#	Marvell Technology Group, Ltd.	777,058	20,405,543
	Mastercard, Inc., Class A	621,114	169,110,709
	Maxim Integrated Products, Inc.	245,282	14,518,242
	MAXIMUS, Inc.	197,740	14,535,867
#*	MaxLinear, Inc.	183,524	4,033,858
	Methode Electronics, Inc.	123,544	3,700,143
#	Microchip Technology, Inc.	215,225	20,321,544
*	Micron Technology, Inc.	1,627,340	73,051,293
	Microsoft Corp.	4,560,996	621,526,925
*	MicroStrategy, Inc., Class A	25,310	3,460,636
*	Mimecast, Ltd.	6,773	322,395
#*	Mitek Systems, Inc.	69,635	699,135
#	MKS Instruments, Inc.	139,302	11,858,779
#*	MoneyGram International, Inc.	310,906	761,720
#*	MongoDB, Inc.	6,354	910,020
#	Monolithic Power Systems, Inc.	43,265	6,410,142
	Monotype Imaging Holdings, Inc.	107,552	2,147,813
	Motorola Solutions, Inc.	84,313	13,992,585
	MTS Systems Corp.	59,855	3,448,845
#*	Nanometrics, Inc.	83,378	2,616,402

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Napco Security Technologies, Inc.	32,495	$940,730
	National Instruments Corp.	212,091	8,856,920
#*	NCR Corp.	315,734	10,674,967
*	NeoPhotonics Corp.	117,477	539,219
	NetApp, Inc.	332,721	19,460,851
*	NETGEAR, Inc.	101,143	3,423,691
#*	Netscout Systems, Inc.	241,233	6,281,707
*	NetSol Technologies, Inc.	27,104	162,624
	Network-1 Technologies, Inc.	57,475	140,814
*	New Relic, Inc.	6,606	615,481
	NIC, Inc.	150,095	2,722,723
*	Novanta, Inc.	102,705	8,636,463
*	Nuance Communications, Inc.	619,874	10,314,703
#*	Nutanix, Inc., Class A	20,515	465,690
	NVE Corp.	3,815	256,444
	NVIDIA Corp.	216,137	36,466,635
*	Okta, Inc.	20,948	2,740,627
*	ON Semiconductor Corp.	1,105,395	23,777,046
*	OneSpan, Inc.	103,499	1,513,155
*	Optical Cable Corp.	8,150	30,644
	Oracle Corp.	1,770,135	99,658,600
#*	OSI Systems, Inc.	56,159	6,321,257
*	Palo Alto Networks, Inc.	16,166	3,662,246
#*	PAR Technology Corp.	44,002	1,143,612
	Paychex, Inc.	229,100	19,026,755
#*	Paycom Software, Inc.	98,690	23,759,617
*	Paylocity Holding Corp.	56,050	5,722,144
*	PayPal Holdings, Inc.	230,858	25,486,723
	PC Connection, Inc.	79,209	2,590,926
#*	PCM, Inc.	37,635	1,310,827
	PC-Tel, Inc.	276,687	1,278,294
#*	PDF Solutions, Inc.	103,242	1,378,281
#	Pegasystems, Inc.	99,625	7,531,650
*	Perceptron, Inc.	29,758	124,686
#*	Perficient, Inc.	130,703	4,466,122
	Perspecta, Inc.	225,111	5,251,840
*	PFSweb, Inc.	51,031	187,794
*	Photronics, Inc.	500,002	4,815,019
#*	Pivotal Software, Inc., Class A	73,758	699,226
#*	Pixelworks, Inc.	77,861	238,255
#	Plantronics, Inc.	102,232	3,925,709
*	Plexus Corp.	105,915	6,324,185
	Power Integrations, Inc.	71,784	6,537,369
	Presidio, Inc.	212,580	2,976,120
*	PRGX Global, Inc.	68,278	383,040
	Progress Software Corp.	159,533	6,906,184
*	Proofpoint, Inc.	8,379	1,057,430
*	PTC, Inc.	77,718	5,267,726
#*	Pure Storage, Inc., Class A	97,723	1,479,526
	QAD, Inc., Class A	21,895	944,550
	QAD, Inc., Class B	5,440	179,574
*	Qorvo, Inc.	178,581	13,088,201
	QUALCOMM, Inc.	717,454	52,488,935
*	Qualstar Corp.	1,349	6,988
*	Qualys, Inc.	55,872	4,836,280
*	Qumu Corp.	13,779	51,258
*	Rambus, Inc.	363,052	4,523,628
#*	RealNetworks, Inc.	647,249	996,763
#*	RealPage, Inc.	79,693	4,979,219

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	RF Industries, Ltd.	19,118	$157,150
*	Ribbon Communications, Inc.	343,948	1,692,224
	Richardson Electronics, Ltd.	28,703	162,746
#*	RingCentral, Inc., Class A	9,558	1,357,045
#*	Rogers Corp.	47,683	7,565,385
#*	Rubicon Technology, Inc.	1,435	13,188
*	Rudolph Technologies, Inc.	103,697	2,791,523
	Sabre Corp.	544,841	12,809,212
#*	SailPoint Technologies Holding, Inc.	19,983	422,441
*	salesforce.com, Inc.	95,675	14,781,787
*	Sanmina Corp.	236,130	7,497,127
	Sapiens International Corp. NV	49,273	792,803
*	ScanSource, Inc.	85,232	2,893,626
#	Science Applications International Corp.	147,344	12,578,757
*	Seachange International, Inc.	595,566	1,197,088
	Seagate Technology P.L.C.	322,951	14,955,861
*	Semtech Corp.	159,532	8,434,457
*	ServiceNow, Inc.	23,753	6,588,845
*	ServiceSource International, Inc.	89,294	80,374
#*	SharpSpring, Inc.	9,427	89,745
	Sigma Designs, Inc.	164,028	30,345
*	Sigmatron International, Inc.	9,201	38,920
*	Silicon Laboratories, Inc.	75,965	8,524,033
	Skyworks Solutions, Inc.	295,071	25,163,655
#*	SMART Global Holdings, Inc.	74,007	2,252,773
*	Smith Micro Software, Inc.	7,387	44,248
#*	SMTC Corp.	42,619	167,706
#*	SolarEdge Technologies, Inc.	156,840	10,230,673
#*	Splunk, Inc.	25,342	3,429,026
*	SPS Commerce, Inc.	27,038	3,023,660
#*	Square, Inc., Class A	42,392	3,408,741
	SS&C Technologies Holdings, Inc.	242,355	11,620,922
#*	StarTek, Inc.	79,592	534,062
*	Steel Connect, Inc.	209,541	372,983
#*	Stratasys, Ltd.	179,562	5,007,984
#*	Super Micro Computer, Inc.	160,297	2,935,038
*	Support.com, Inc.	33,595	52,072
*	Sykes Enterprises, Inc.	146,549	4,145,871
	Symantec Corp.	325,076	7,008,639
*	Synacor, Inc.	27,065	39,515
#*	Synaptics, Inc.	117,642	3,785,720
#*	Synchronoss Technologies, Inc.	203,451	1,645,919
	SYNNEX Corp.	158,296	15,598,488
*	Synopsys, Inc.	135,987	18,053,634
*	Tableau Software, Inc., Class A	31,201	5,289,506
	TE Connectivity, Ltd.	318,520	29,431,248
*	Tech Data Corp.	105,890	10,730,893
#*	Telaria, Inc.	104,029	842,635
*	Telenav, Inc.	132,087	1,245,580
*	Teradata Corp.	321,064	11,757,364
	Teradyne, Inc.	373,010	20,787,847
	TESSCO Technologies, Inc.	25,094	369,384
	Texas Instruments, Inc.	555,125	69,396,176
#	TiVo Corp.	372,183	2,821,147
	Total System Services, Inc.	253,191	34,363,083
#*	Trade Desk, Inc. (The), Class A	24,671	6,496,121
	TransAct Technologies, Inc.	17,129	204,863
*	Trimble, Inc.	264,637	11,183,560
*	Trio-Tech International	3,963	13,236

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TSR, Inc.	751	$3,402
#	TTEC Holdings, Inc.	146,940	6,894,425
#*	TTM Technologies, Inc.	351,606	3,677,799
#*	Twilio, Inc., Class A	30,920	4,301,281
*	Tyler Technologies, Inc.	33,050	7,712,217
#	Ubiquiti Networks, Inc.	119,847	15,427,904
#*	Ultra Clean Holdings, Inc.	128,083	1,868,731
#*	Unisys Corp.	123,566	1,530,983
#	Universal Display Corp.	43,820	9,249,526
#*	Upland Software, Inc.	17,659	776,819
#*	USA Technologies, Inc.	15,505	102,023
	Usio, Inc.	8,552	23,090
#*	Veeco Instruments, Inc.	200,105	2,383,251
*	Verint Systems, Inc.	144,448	8,359,206
*	VeriSign, Inc.	56,714	11,971,758
	Versum Materials, Inc.	220,073	11,439,395
#*	ViaSat, Inc.	124,181	10,131,928
*	Viavi Solutions, Inc.	496,738	7,287,146
*	Virtusa Corp.	96,983	4,333,200
#	Visa, Inc., Class A	871,369	155,103,682
	Vishay Intertechnology, Inc.	391,513	6,655,721
*	Vishay Precision Group, Inc.	31,997	1,303,558
	VMware, Inc., Class A	22,896	3,995,123
	Wayside Technology Group, Inc.	9,192	103,686
#*	Westell Technologies, Inc., Class A	17,801	32,220
	Western Digital Corp.	410,218	22,106,648
#	Western Union Co. (The)	516,289	10,842,069
*	WEX, Inc.	58,172	12,685,568
*	Wireless Telecom Group, Inc.	66,901	103,028
*	Workday, Inc., Class A	13,400	2,679,732
	Xerox Corp.	416,805	13,379,440
	Xilinx, Inc.	237,604	27,136,753
	Xperi Corp.	154,136	3,290,804
*	Zebra Technologies Corp., Class A	126,119	26,597,236
#*	Zendesk, Inc.	16,409	1,371,136
#*	Zix Corp.	119,194	1,085,857
TOTAL INFORMATION TECHNOLOGY			5,503,167,527
MATERIALS — (4.0%)
#	Advanced Emissions Solutions, Inc.	5,208	66,298
*	AdvanSix, Inc.	100,599	2,579,358
#*	AgroFresh Solutions, Inc.	54,123	80,643
	Air Products & Chemicals, Inc.	124,166	28,343,373
#*	AK Steel Holding Corp.	618,996	1,745,569
#	Albemarle Corp.	196,597	14,343,717
#*	Alcoa Corp.	354,469	7,972,008
#*	Allegheny Technologies, Inc.	305,836	6,658,050
*	Amcor, PLC	1,582,830	16,777,998
*	American Biltrite, Inc.	36	19,525
	American Vanguard Corp.	81,019	1,156,951
#*	Ampco-Pittsburgh Corp.	264,566	957,729
	AptarGroup, Inc.	203,788	24,662,424
	Ashland Global Holdings, Inc.	127,468	10,131,157
	Avery Dennison Corp.	146,530	16,831,901
*	Axalta Coating Systems, Ltd.	602,644	17,856,342
	Balchem Corp.	88,104	9,042,994
	Ball Corp.	552,179	39,469,755
*	Berry Global Group, Inc.	328,232	14,786,852
	Boise Cascade Co.	129,182	3,487,914

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	155,401	$6,949,533
	Carpenter Technology Corp.	155,355	6,992,528
	Celanese Corp.	249,921	28,033,639
#*	Century Aluminum Co.	295,927	2,127,715
	CF Industries Holdings, Inc.	391,430	19,399,271
	Chase Corp.	28,850	2,988,283
	Chemours Co. (The)	288,167	5,495,345
#*	Clearwater Paper Corp.	346,904	6,809,725
#	Cleveland-Cliffs, Inc.	811,141	8,646,763
#*	Coeur Mining, Inc.	677,148	3,114,881
#	Commercial Metals Co.	392,386	6,870,679
#	Compass Minerals International, Inc.	116,681	6,516,634
*	Contango ORE, Inc.	1,821	27,770
*	Core Molding Technologies, Inc.	18,851	125,359
*	Corteva, Inc.	403,012	11,888,854
#*	Crown Holdings, Inc.	253,463	16,224,167
#	Domtar Corp.	208,255	8,840,425
*	Dow, Inc.	403,012	19,521,901
	DuPont de Nemours, Inc.	403,012	29,081,346
#	Eagle Materials, Inc.	126,786	10,495,345
	Eastman Chemical Co.	222,894	16,795,063
	Ecolab, Inc.	108,645	21,916,956
#*	Element Solutions, Inc.	830,173	8,318,333
*	Ferro Corp.	313,753	4,621,582
	Ferroglobe P.L.C.	423,588	639,618
	Flexible Solutions International, Inc.	3,915	12,489
#*	Flotek Industries, Inc.	1,025,668	3,148,801
	FMC Corp.	166,639	14,400,942
	Freeport-McMoRan, Inc.	2,365,804	26,165,792
	Friedman Industries, Inc.	15,398	95,160
	FutureFuel Corp.	134,969	1,572,389
*	GCP Applied Technologies, Inc.	225,899	4,976,555
#	Gold Resource Corp.	189,752	681,210
#	Graphic Packaging Holding Co.	1,159,452	17,229,457
	Greif, Inc., Class A	93,624	3,273,095
	Greif, Inc., Class B	32,948	1,416,764
	Hawkins, Inc.	34,406	1,502,510
#	Haynes International, Inc.	42,412	1,262,181
#	HB Fuller Co.	142,476	6,811,777
#	Hecla Mining Co.	1,598,919	2,958,000
	Huntsman Corp.	910,760	18,716,118
*	Ingevity Corp.	109,360	10,776,334
	Innophos Holdings, Inc.	63,187	1,716,791
	Innospec, Inc.	68,123	6,361,326
#	International Flavors & Fragrances, Inc.	82,471	11,874,999
	International Paper Co.	688,122	30,215,437
*	Intrepid Potash, Inc.	423,341	1,583,295
	Kaiser Aluminum Corp.	34,717	3,342,206
#*	Koppers Holdings, Inc.	77,292	2,110,072
*	Kraton Corp.	106,098	3,254,026
#	Kronos Worldwide, Inc.	232,276	3,114,821
	Linde P.L.C.	140,027	26,784,364
#*	Livent Corp.	155,857	1,003,719
	Louisiana-Pacific Corp.	429,941	11,238,658
#*	LSB Industries, Inc.	270,053	1,347,564
	LyondellBasell Industries NV, Class A	303,957	25,438,161
#	Martin Marietta Materials, Inc.	65,425	16,209,044
	Materion Corp.	68,670	4,266,467
#	McEwen Mining, Inc.	271,668	469,986

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Mercer International, Inc.	226,459	$2,950,761
	Minerals Technologies, Inc.	118,951	6,334,141
	Mosaic Co. (The)	472,656	11,906,205
	Myers Industries, Inc.	128,949	2,085,105
#	Neenah, Inc.	66,809	4,390,019
#	NewMarket Corp.	21,384	9,015,708
	Newmont Goldcorp Corp.	528,515	19,301,368
#	Nexa Resources SA	10,918	89,964
#	Northern Technologies International Corp.	17,402	196,643
	Nucor Corp.	436,494	23,736,544
#	Olin Corp.	567,854	11,396,830
	Olympic Steel, Inc.	62,619	787,747
*	OMNOVA Solutions, Inc.	129,119	1,284,734
	Owens-Illinois, Inc.	528,710	8,972,209
	Packaging Corp. of America	180,794	18,254,770
#	PH Glatfelter Co.	136,361	2,225,411
	PolyOne Corp.	268,789	8,808,215
	PPG Industries, Inc.	360,116	42,274,017
*	PQ Group Holdings, Inc.	5,425	84,576
#	Quaker Chemical Corp.	38,179	7,154,363
*	Ramaco Resources, Inc.	18,463	89,915
#	Rayonier Advanced Materials, Inc.	212,506	988,153
	Reliance Steel & Aluminum Co.	179,282	17,919,236
	Resolute Forest Products, Inc.	180,959	1,103,850
#	Royal Gold, Inc.	134,592	15,404,054
	RPM International, Inc.	299,567	20,319,630
#*	Ryerson Holding Corp.	114,954	938,025
#	Schnitzer Steel Industries, Inc., Class A	94,222	2,509,132
	Schweitzer-Mauduit International, Inc.	105,394	3,628,715
#	Scotts Miracle-Gro Co. (The)	127,816	14,338,399
#	Sealed Air Corp.	185,813	7,765,125
#	Sensient Technologies Corp.	145,768	9,937,004
	Sherwin-Williams Co. (The)	45,051	23,112,965
	Silgan Holdings, Inc.	344,912	10,368,055
	Sonoco Products Co.	337,188	20,241,396
#	Southern Copper Corp.	110,164	3,942,770
	Steel Dynamics, Inc.	481,497	15,171,970
	Stepan Co.	78,266	7,760,074
#*	Summit Materials, Inc., Class A	374,606	6,907,735
*	SunCoke Energy, Inc.	411,698	3,124,788
	Synalloy Corp.	26,423	448,662
#*	TimkenSteel Corp.	158,999	1,111,403
#*	Trecora Resources	74,730	709,188
	Tredegar Corp.	111,252	1,854,571
	Trinseo SA	136,359	5,292,093
*	Tronox Holdings P.L.C., Class A	219,312	2,425,591
*	UFP Technologies, Inc.	17,050	742,698
	United States Lime & Minerals, Inc.	14,391	1,163,944
#	United States Steel Corp.	399,185	5,999,750
#*	Universal Stainless & Alloy Products, Inc.	28,215	456,519
#*	US Concrete, Inc.	65,137	3,067,301
	Valvoline, Inc.	317,191	6,404,086
*	Venator Materials P.L.C	106,675	408,565
*	Verso Corp., Class A	115,051	1,861,525
	Vulcan Materials Co.	152,391	21,083,295
	Warrior Met Coal, Inc.	179,960	4,452,210
#	Westlake Chemical Corp.	140,920	9,521,964
	WestRock Co.	312,889	11,279,648
	Worthington Industries, Inc.	195,454	7,861,160

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	WR Grace & Co.	116,059	$7,869,961
TOTAL MATERIALS			1,195,577,238
REAL ESTATE — (0.3%)
	Alexander & Baldwin, Inc.	110,909	2,607,471
#*	Altisource Asset Management Corp.	1,977	18,702
*	Altisource Portfolio Solutions SA	27,707	581,847
	Capital Properties, Inc., Class A	1,400	20,300
*	CBRE Group, Inc., Class A	435,405	23,080,819
*	CKX Lands, Inc.	2,161	21,556
#	Consolidated-Tomoka Land Co.	17,027	1,067,933
*	Five Point Holdings LLC, Class A	3,804	29,709
#*	Forestar Group, Inc.	12,887	266,245
*	FRP Holdings, Inc.	29,244	1,449,918
	Griffin Industrial Realty, Inc.	10,060	390,932
#*	Howard Hughes Corp. (The)	87,682	11,837,070
#*	InterGroup Corp. (The)	677	20,378
	Jones Lang LaSalle, Inc.	107,683	15,688,336
*	JW Mays, Inc.	2,713	95,118
#	Kennedy-Wilson Holdings, Inc.	373,728	8,042,627
#*	Marcus & Millichap, Inc.	132,356	4,394,219
#*	Maui Land & Pineapple Co., Inc.	15,573	176,442
#	Newmark Group, Inc., Class A	491,274	4,843,962
#*	Rafael Holdings, Inc., Class B	38,641	799,869
	RE/MAX Holdings, Inc., Class A	62,517	1,817,994
#	Realogy Holdings Corp.	388,611	2,024,663
#	RMR Group, Inc. (The), Class A	21,014	1,034,729
#*	St Joe Co. (The)	200,987	3,866,990
*	Stratus Properties, Inc.	23,576	665,315
*	Tejon Ranch Co.	109,148	2,022,512
*	Trinity Place Holdings, Inc.	70,774	297,251
TOTAL REAL ESTATE			87,162,907
UTILITIES — (1.8%)
	AES Corp.	592,683	9,951,148
	ALLETE, Inc.	89,424	7,775,417
	Alliant Energy Corp.	111,873	5,542,188
	Ameren Corp.	102,616	7,767,005
	American Electric Power Co., Inc.	101,952	8,952,405
#	American States Water Co.	75,136	5,820,786
	American Water Works Co., Inc.	75,645	8,682,533
#	Aqua America, Inc.	188,103	7,890,921
#*	AquaVenture Holdings, Ltd.	4,276	73,676
	Artesian Resources Corp., Class A	19,448	699,739
	Atlantica Yield P.L.C.	253,558	5,880,010
	Atmos Energy Corp.	77,651	8,467,065
#	Avangrid, Inc.	62,463	3,157,505
	Avista Corp.	118,874	5,471,770
#	Black Hills Corp.	122,951	9,731,572
#	California Water Service Group	118,596	6,331,840
	CenterPoint Energy, Inc.	211,320	6,130,393
	Chesapeake Utilities Corp.	42,078	3,932,610
#	Clearway Energy, Inc., Class A	67,535	1,159,576
#	Clearway Energy, Inc., Class C	141,181	2,544,082
	CMS Energy Corp.	118,673	6,909,142
	Connecticut Water Service, Inc.	30,709	2,146,559
	Consolidated Edison, Inc.	160,707	13,653,667
	Consolidated Water Co., Ltd.	38,226	536,311

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Dominion Energy, Inc.	164,680	$12,234,077
	DTE Energy Co.	82,831	10,528,648
	Duke Energy Corp.	150,253	13,029,940
	Edison International	144,256	10,752,842
	El Paso Electric Co.	93,312	6,182,853
	Entergy Corp.	87,963	9,290,652
	Evergy, Inc.	239,854	14,508,768
	Eversource Energy	155,031	11,760,652
	Exelon Corp.	207,460	9,348,148
#	FirstEnergy Corp.	244,389	10,745,784
#	Genie Energy, Ltd., Class B	61,685	679,769
#	Hawaiian Electric Industries, Inc.	122,659	5,495,123
	IDACORP, Inc.	68,779	7,019,585
	MDU Resources Group, Inc.	366,024	9,787,482
	MGE Energy, Inc.	81,987	6,079,336
	Middlesex Water Co.	40,961	2,565,387
#	National Fuel Gas Co.	93,204	4,449,559
	New Jersey Resources Corp.	173,442	8,649,553
	NextEra Energy, Inc.	101,325	20,991,500
#	NiSource, Inc.	255,334	7,580,866
	Northwest Natural Holding Co.	72,603	5,185,306
	NorthWestern Corp.	114,232	7,987,101
	NRG Energy, Inc.	777,850	26,555,799
	OGE Energy Corp.	217,058	9,322,641
	ONE Gas, Inc.	84,597	7,713,554
#	Ormat Technologies, Inc.	136,968	8,978,252
	Otter Tail Corp.	101,455	5,415,668
#	Pattern Energy Group, Inc., Class A	248,061	5,688,039
#*	PG&E Corp.	145,346	2,635,123
	Pinnacle West Capital Corp.	101,396	9,249,343
	PNM Resources, Inc.	181,649	9,022,506
	Portland General Electric Co.	146,521	8,036,677
	PPL Corp.	318,251	9,429,777
	Public Service Enterprise Group, Inc.	126,103	7,206,786
*	Pure Cycle Corp.	50,834	552,566
	RGC Resources, Inc.	16,841	484,684
#	Sempra Energy	59,184	8,015,289
	SJW Group	72,250	4,688,303
#	South Jersey Industries, Inc.	186,943	6,365,409
	Southern Co. (The)	209,596	11,779,295
	Southwest Gas Holdings, Inc.	73,783	6,560,047
#	Spark Energy, Inc., Class A	15,216	166,463
	Spire, Inc.	73,774	6,079,715
	TerraForm Power, Inc., Class A	37,828	582,930
	UGI Corp.	223,261	11,406,405
	Unitil Corp.	38,801	2,272,575
	Vistra Energy Corp.	774,449	16,619,676
	WEC Energy Group, Inc.	158,779	13,569,253
	Xcel Energy, Inc.	187,613	11,183,611
	York Water Co. (The)	31,798	1,143,774
TOTAL UTILITIES			544,785,011
TOTAL COMMON STOCKS			27,296,557,326
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	24,077	636,596

U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†

ENERGY — (0.0%)
*» Enron TOPRS Escrow Shares	1,977	$0
INDUSTRIALS — (0.0%)
Air T Funding	3,365	8,042
TOTAL PREFERRED STOCKS		644,638
TOTAL INVESTMENT SECURITIES		27,297,201,964

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	222,643,668	222,643,668
SECURITIES LENDING COLLATERAL — (6.7%)
@§	DFA Short Term Investment Fund	170,922,517	1,977,744,438
TOTAL INVESTMENTS — (100.0%)
(Cost $19,941,334,586)^^			$29,497,590,071
As of July 31, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,575	09/20/19	$228,693,857	$234,856,125	$6,162,268
Total Futures Contracts			$228,693,857	$234,856,125	$6,162,268
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,997,774,029	—	—	$1,997,774,029
Consumer Discretionary	3,415,927,419	$4,299	—	3,415,931,718
Consumer Staples	1,593,918,582	—	—	1,593,918,582
Energy	1,451,795,183	—	—	1,451,795,183
Financials	4,541,022,017	378,470	—	4,541,400,487
Health Care	3,082,981,309	1,350	—	3,082,982,659
Industrials	3,882,061,985	—	—	3,882,061,985
Information Technology	5,503,136,939	30,588	—	5,503,167,527
Materials	1,195,577,238	—	—	1,195,577,238
Real Estate	87,162,907	—	—	87,162,907
Utilities	544,785,011	—	—	544,785,011
Preferred Stocks
Communication Services	636,596	—	—	636,596
Industrials	8,042	—	—	8,042
Temporary Cash Investments	222,643,668	—	—	222,643,668
Securities Lending Collateral	—	1,977,744,438	—	1,977,744,438
Futures Contracts**	6,162,268	—	—	6,162,268
TOTAL	$27,525,593,193	$1,978,159,145	—	$29,503,752,338
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (6.1%)
	A.H. Belo Corp., Class A	29,006	$107,032
	Activision Blizzard, Inc.	35,792	1,744,502
*	Alaska Communications Systems Group, Inc.	68,897	127,459
*	Alphabet, Inc., Class A	10,540	12,839,828
*	Alphabet, Inc., Class C	11,067	13,464,998
*	Altice USA, Inc., Class A	60,421	1,559,466
#	AMC Entertainment Holdings, Inc., Class A	75,520	893,402
#*	AMC Networks, Inc., Class A	8,142	434,620
#*	ANGI Homeservices, Inc., Class A	15,392	213,179
	AT&T, Inc.	1,478,073	50,328,386
	ATN International, Inc.	28,678	1,613,711
#*	AutoWeb, Inc.	7,435	25,428
*	Ballantyne Strong, Inc.	17,594	49,791
	Beasley Broadcast Group, Inc., Class A	6,460	20,995
#*	Boingo Wireless, Inc.	49,673	746,088
	Cable One, Inc.	1,882	2,290,018
*	Care.com, Inc.	5,416	59,359
#*	Cars.com, Inc.	128,309	2,437,871
	CBS Corp., Class A	2,148	110,579
	CBS Corp., Class B	27,010	1,391,285
*	Central European Media Enterprises, Ltd., Class A	29,651	139,360
#	CenturyLink, Inc.	433,799	5,244,630
*	Charter Communications, Inc., Class A	22,828	8,797,455
#*	Cincinnati Bell, Inc.	27,553	105,252
#	Cinemark Holdings, Inc.	68,869	2,749,250
#*	Clear Channel Outdoor Holdings, Inc.	16,585	50,253
	Cogent Communications Holdings, Inc.	22,981	1,448,033
	Comcast Corp., Class A	487,867	21,061,218
#*	comScore, Inc.	36,956	121,955
#	Consolidated Communications Holdings, Inc.	120,356	566,877
#*	Daily Journal Corp.	563	139,680
*	DHI Group, Inc.	88,204	324,591
#*	Discovery, Inc., Class A	33,491	1,015,112
*	Discovery, Inc., Class B	1,000	36,940
*	Discovery, Inc., Class C	43,666	1,233,128
*	DISH Network Corp., Class A	59,407	2,011,521
*	Electronic Arts, Inc.	3,600	333,000
	Emerald Expositions Events, Inc.	32,425	345,650
*	Emmis Communications Corp., Class A	5,270	27,720
#	Entercom Communications Corp., Class A	159,855	907,976
	Entravision Communications Corp., Class A	104,681	341,260
	EW Scripps Co. (The), Class A	110,320	1,691,206
*	Facebook, Inc., Class A	24,508	4,760,189
	Fox Corp., Class A	28,500	1,063,620
*	Fox Corp., Class B	7,900	293,880
#*	Frontier Communications Corp.	38,959	51,426
#*	Gaia, Inc.	6,225	35,981
#	Gannett Co., Inc.	314,811	3,226,813
#*	GCI Liberty, Inc., Class A	97,564	5,827,498
#*	Glu Mobile, Inc.	148,793	1,109,996
*	Gray Television, Inc.	150,454	2,670,558
*	Gray Television, Inc., Class A	2,300	38,709
*	Harte-Hanks, Inc.	9,814	28,461
*	Hemisphere Media Group, Inc.	17,432	214,588

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	IAC/InterActiveCorp	9,305	$2,224,360
*	IDT Corp., Class B	76,699	779,262
*	IMAX Corp.	91,888	2,016,942
*	Insignia Systems, Inc.	7,000	7,000
#*	Intelsat SA	26,319	595,862
	Interpublic Group of Cos., Inc. (The)	67,088	1,537,657
*	Iridium Communications, Inc.	116,034	2,951,905
	John Wiley & Sons, Inc., Class A	38,080	1,733,021
	John Wiley & Sons, Inc., Class B	2,087	96,732
*	Liberty Broadband Corp.	234	23,072
*	Liberty Broadband Corp., Class A	7,570	743,298
*	Liberty Broadband Corp., Class C	39,247	3,905,469
*	Liberty Latin America, Ltd., Class A	9,861	161,622
*	Liberty Latin America, Ltd., Class C	5,966	97,842
#*	Liberty Media Corp.-Liberty Braves, Class A	3,850	111,265
*	Liberty Media Corp.-Liberty Braves, Class B	93	3,232
*	Liberty Media Corp.-Liberty Braves, Class C	8,071	232,203
#*	Liberty Media Corp.-Liberty Formula One, Class A	14,396	539,562
#*	Liberty Media Corp.-Liberty Formula One, Class C	76,177	2,999,850
*	Liberty Media Corp.-Liberty SiriusXM, Class A	38,509	1,603,130
*	Liberty Media Corp.-Liberty SiriusXM, Class B	936	39,125
*	Liberty Media Corp.-Liberty SiriusXM, Class C	80,719	3,378,897
*	Liberty TripAdvisor Holdings, Inc., Class A	199,740	2,306,997
*	Liberty TripAdvisor Holdings, Inc., Class B	436	5,232
#	Lions Gate Entertainment Corp., Class A	47,462	612,734
	Lions Gate Entertainment Corp., Class B	29,503	359,642
*	Live Nation Entertainment, Inc.	47,277	3,406,781
*	Loral Space & Communications, Inc.	900	33,111
*	Madison Square Garden Co. (The), Class A	16,996	4,929,520
*	Marchex, Inc., Class B	61,549	267,738
	Marcus Corp. (The)	27,011	945,115
#*	McClatchy Co. (The), Class A	10,395	22,973
#*	Meet Group, Inc. (The)	90,390	310,942
#	Meredith Corp.	62,591	3,433,742
*	MSG Networks, Inc., Class A	34,736	659,637
	National CineMedia, Inc.	29,421	209,478
#	New Media Investment Group, Inc.	66,390	715,020
#	New York Times Co. (The), Class A	129,357	4,615,458
	News Corp., Class A	224,542	2,954,973
	News Corp., Class B	66,878	900,178
	Nexstar Media Group, Inc., Class A	61,443	6,253,054
#	Omnicom Group, Inc.	20,779	1,666,891
#*	ORBCOMM, Inc.	96,120	563,263
*	pdvWireless, Inc.	3,737	166,259
#*	QuinStreet, Inc.	53,347	869,023
*	Reading International, Inc., Class A	30,798	401,914
*	Rosetta Stone, Inc.	23,564	541,029
	Salem Media Group, Inc.	45,744	95,148
	Scholastic Corp.	52,747	1,802,365
	Shenandoah Telecommunications Co.	92,702	3,648,751
	Sinclair Broadcast Group, Inc., Class A	123,400	6,200,850
#	Sirius XM Holdings, Inc.	124,278	777,980
#*	Snap, Inc., Class A	15,282	256,738
	Spok Holdings, Inc.	43,774	568,624
#*	Sprint Corp.	293,495	2,151,318
*	Take-Two Interactive Software, Inc.	16,882	2,068,383
*	TechTarget, Inc.	21,822	502,342
	TEGNA, Inc.	393,842	5,982,460
	Telephone & Data Systems, Inc.	179,880	5,817,319

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	T-Mobile US, Inc.	55,466	$4,422,304
	Townsquare Media, Inc., Class A	18,419	99,278
#*	Travelzoo	15,049	189,316
#	Tribune Media Co., Class A	21,486	998,454
	Tribune Publishing Co.	13,672	113,067
#*	TripAdvisor, Inc.	14,450	637,967
#*	TrueCar Inc.	80,361	408,234
*	Twitter, Inc.	30,984	1,310,933
*	United States Cellular Corp.	33,645	1,611,259
#*	Urban One, Inc.	64,777	139,271
	Verizon Communications, Inc.	270,126	14,929,864
#	Viacom, Inc., Class A	2,734	95,581
	Viacom, Inc., Class B	107,846	3,273,126
#*	Vonage Holdings Corp.	263,850	3,271,740
	Walt Disney Co. (The)	93,781	13,411,621
#	World Wrestling Entertainment, Inc., Class A	3,900	283,842
#*	Yelp, Inc.	25,948	909,477
*	Zayo Group Holdings, Inc.	18,594	627,176
*	Zedge, Inc., Class B	12,737	20,507
#*	Zillow Group, Inc., Class A	16,263	810,548
#*	Zillow Group, Inc., Class C	35,238	1,760,490
*	Zynga, Inc., Class A	1,078,919	6,883,503
TOTAL COMMUNICATION SERVICES			307,483,631
CONSUMER DISCRETIONARY — (10.0%)
*	1-800-Flowers.com, Inc., Class A	70,712	1,384,541
	Aaron's, Inc.	94,540	5,960,684
#	Abercrombie & Fitch Co., Class A	133,183	2,521,154
	Acushnet Holdings Corp.	79,651	2,035,880
#	Adient P.L.C.	14,631	347,486
*	Adtalem Global Education, Inc.	75,529	3,577,809
	Advance Auto Parts, Inc.	6,742	1,015,615
	AMCON Distributing Co.	438	42,779
*	American Axle & Manufacturing Holdings, Inc.	204,388	2,466,963
	American Eagle Outfitters, Inc.	294,548	5,210,554
#*	American Outdoor Brands Corp.	79,054	762,081
*	American Public Education, Inc.	29,266	966,363
*	America's Car-Mart, Inc.	15,372	1,385,940
	Aptiv P.L.C.	6,075	532,474
	Aramark	71,861	2,600,650
	Ark Restaurants Corp.	3,403	65,576
#*	Asbury Automotive Group, Inc.	39,119	3,602,078
#*	Ascena Retail Group, Inc.	325,180	144,445
#*	Ascent Capital Group, Inc., Class A	14,364	11,060
#*	At Home Group, Inc.	68,594	410,878
#	Autoliv, Inc.	19,018	1,372,149
*	AutoNation, Inc.	70,748	3,444,013
*	Barnes & Noble Education, Inc.	74,881	262,083
	Barnes & Noble, Inc.	132,361	862,994
	Bassett Furniture Industries, Inc.	11,687	149,360
	BBX Capital Corp.	69,433	299,256
*	Beazer Homes USA, Inc.	47,468	556,325
#	Bed Bath & Beyond, Inc.	196,138	1,904,500
	Best Buy Co., Inc.	50,959	3,899,892
#	Big 5 Sporting Goods Corp.	107,230	228,400
#	Big Lots, Inc.	85,138	2,179,533
*	Biglari Holdings, Inc., Class A	269	122,933
*	Biglari Holdings, Inc., Class B	2,695	244,706
	BJ's Restaurants, Inc.	41,898	1,663,351

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bloomin' Brands, Inc.	77,475	$1,319,399
*	Boot Barn Holdings, Inc.	47,452	1,484,773
	BorgWarner, Inc.	88,393	3,341,255
	Bowl America, Inc., Class A	2,839	44,232
#	Boyd Gaming Corp.	57,508	1,523,387
*	Bright Horizons Family Solutions, Inc.	16,294	2,477,829
#	Brinker International, Inc.	12,255	488,362
	Brunswick Corp.	61,906	3,043,299
#	Buckle, Inc. (The)	9,525	193,834
*	Build-A-Bear Workshop, Inc.	34,916	149,091
*	Burlington Stores, Inc.	8,429	1,523,542
*	Caesars Entertainment Corp.	23,822	282,052
	Caleres, Inc.	72,972	1,370,414
	Callaway Golf Co.	159,564	2,926,404
*	Capri Holdings, Ltd.	20,016	712,369
*	Career Education Corp.	140,863	2,670,762
#*	CarMax, Inc.	26,562	2,331,081
	Carnival Corp.	45,997	2,172,438
	Carriage Services, Inc.	35,253	674,037
*	Carrols Restaurant Group, Inc.	69,724	649,828
#	Carter's, Inc.	20,090	1,868,772
#*	Carvana Co.	2,289	145,489
	Cato Corp. (The), Class A	38,602	554,711
*	Cavco Industries, Inc.	10,565	1,873,703
*	Century Casinos, Inc.	4,432	43,744
*	Century Communities, Inc.	43,469	1,198,440
#	Cheesecake Factory, Inc. (The)	79,288	3,415,727
#*	Chegg, Inc.	7,692	345,525
#	Chico's FAS, Inc.	296,793	946,770
#	Children's Place, Inc. (The)	25,089	2,450,443
*	Chipotle Mexican Grill, Inc.	1,644	1,307,851
#	Choice Hotels International, Inc.	8,184	702,269
#	Churchill Downs, Inc.	2,565	306,902
*	Chuy's Holdings, Inc.	25,347	599,457
	Citi Trends, Inc.	29,124	447,053
#	Clarus Corp.	42,250	607,132
	Collectors Universe, Inc.	4,977	118,005
	Columbia Sportswear Co.	32,436	3,437,567
#*	Conn's, Inc.	35,937	747,490
#*	Container Store Group, Inc. (The)	9,288	56,750
	Cooper Tire & Rubber Co.	150,130	4,041,500
*	Cooper-Standard Holdings, Inc.	32,657	1,615,868
	Core-Mark Holding Co., Inc.	62,782	2,349,930
#	Cracker Barrel Old Country Store, Inc.	8,139	1,413,826
#*	Crocs, Inc.	104,577	2,389,584
	Crown Crafts, Inc.	2,196	10,102
	CSS Industries, Inc.	2,096	10,752
	Culp, Inc.	23,483	421,990
	Dana, Inc.	142,450	2,380,339
	Darden Restaurants, Inc.	24,521	2,980,773
#	Dave & Buster's Entertainment, Inc.	40,741	1,656,122
#*	DavidsTea, Inc.	12,635	20,216
*	Deckers Outdoor Corp.	10,226	1,598,119
#*	Del Frisco's Restaurant Group, Inc.	47,221	375,879
*	Del Taco Restaurants, Inc.	115,224	1,396,515
	Delphi Technologies P.L.C.	4,894	91,714
*	Delta Apparel, Inc.	12,387	235,848
*	Denny's Corp.	29,926	676,028
#	Designer Brands, Inc., Class A	124,914	2,295,919

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Destination Maternity Corp.	10,822	$8,991
*	Destination XL Group, Inc.	74,081	130,383
#	Dick's Sporting Goods, Inc.	88,398	3,285,754
#	Dillard's, Inc., Class A	48,914	3,559,961
#	Dine Brands Global, Inc.	14,022	1,151,066
*	Dixie Group, Inc. (The)	9,314	4,922
	Dollar General Corp.	25,382	3,401,696
*	Dollar Tree, Inc.	32,168	3,273,094
	Domino's Pizza, Inc.	7,400	1,809,522
#*	Dorman Products, Inc.	50,202	3,608,520
	DR Horton, Inc.	118,506	5,442,981
#*	Drive Shack, Inc.	76,782	400,802
	Dunkin' Brands Group, Inc.	17,333	1,389,413
	eBay, Inc.	38,237	1,574,982
#	Educational Development Corp.	6,574	43,717
#*	El Pollo Loco Holdings, Inc.	52,551	517,102
#*	Eldorado Resorts, Inc.	28,545	1,287,950
*	Emerson Radio Corp.	22,180	23,067
	Escalade, Inc.	19,402	223,705
	Ethan Allen Interiors, Inc.	85,879	1,767,390
*	Etsy, Inc.	4,577	306,751
	Expedia Group, Inc.	33,647	4,466,223
#*	Express, Inc.	221,909	548,115
	Extended Stay America, Inc.	132,740	2,219,413
#*	Famous Dave's of America, Inc.	8,136	37,182
*	Fiesta Restaurant Group, Inc.	41,518	396,497
*	Five Below, Inc.	17,117	2,010,563
	Flanigan's Enterprises, Inc.	300	6,759
	Flexsteel Industries, Inc.	9,611	176,554
#*	Floor & Decor Holdings, Inc., Class A	4,580	179,307
	Foot Locker, Inc.	59,843	2,457,154
	Ford Motor Co.	816,906	7,785,114
#*	Fossil Group, Inc.	59,051	651,923
#*	Fox Factory Holding Corp.	32,010	2,563,361
*	frontdoor, Inc.	17,385	793,451
*	Full House Resorts, Inc.	19,188	36,457
#	GameStop Corp., Class A	162,006	651,264
#	Gap, Inc. (The)	82,110	1,601,145
	Garmin, Ltd.	22,692	1,783,364
*	Garrett Motion, Inc.	2,292	32,478
	General Motors Co.	339,543	13,697,165
*	Genesco, Inc.	38,025	1,497,424
	Gentex Corp.	187,260	5,134,669
*	Gentherm, Inc.	58,163	2,379,448
	Genuine Parts Co.	18,852	1,830,906
*	G-III Apparel Group, Ltd.	90,099	2,582,237
	Goodyear Tire & Rubber Co. (The)	252,995	3,473,621
	Graham Holdings Co., Class B	6,006	4,460,836
#*	Grand Canyon Education, Inc.	29,753	3,236,234
*	Green Brick Partners, Inc.	22,902	215,508
#	Group 1 Automotive, Inc.	41,805	3,509,948
*	Groupon, Inc.	30,180	95,067
#*	GrubHub, Inc.	18,325	1,239,320
#	Guess?, Inc.	157,986	2,662,064
#	H&R Block, Inc.	20,493	567,451
#*	Habit Restaurants, Inc. (The), Class A	22,194	221,940
	Hamilton Beach Brands Holding Co., Class A	19,518	320,290
#	Hanesbrands, Inc.	54,785	881,491
#	Harley-Davidson, Inc.	78,203	2,798,103

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hasbro, Inc.	9,400	$1,138,904
	Haverty Furniture Cos., Inc.	35,647	645,567
	Haverty Furniture Cos., Inc., Class A	1,796	32,526
*	Helen of Troy, Ltd.	35,537	5,269,426
#*	Hibbett Sports, Inc.	65,749	1,209,782
*	Hilton Grand Vacations, Inc.	52,946	1,731,334
	Hooker Furniture Corp.	21,540	449,109
#*	Horizon Global Corp.	31,212	179,157
*	Houghton Mifflin Harcourt Co.	203,079	1,188,012
*	Hudson, Ltd., Class A	2,359	30,148
	Hyatt Hotels Corp., Class A	15,524	1,200,781
#*	Installed Building Products, Inc.	14,863	791,901
#	International Game Technology P.L.C.	102,105	1,363,102
#*	iRobot Corp.	18,378	1,343,432
*	J Alexander's Holdings, Inc.	13,620	146,687
#	J. Jill, Inc.	17,269	36,956
#	Jack in the Box, Inc.	6,082	436,870
#*	JAKKS Pacific, Inc.	74,455	64,657
#*	JC Penney Co., Inc.	120,700	96,017
	Johnson Outdoors, Inc., Class A	15,583	1,059,488
*	K12, Inc.	76,964	2,297,375
	KB Home	83,390	2,190,655
#*	Kirkland's, Inc.	43,141	73,771
	Kohl's Corp.	81,964	4,414,581
*	Kontoor Brands, Inc.	1,864	54,671
*	Koss Corp.	4,404	8,412
	L Brands, Inc.	12,813	332,497
*	Lakeland Industries, Inc.	7,500	80,475
#*	Lands' End, Inc.	5,085	55,426
*	Laureate Education, Inc., Class A	17,722	290,464
	La-Z-Boy, Inc.	76,119	2,511,166
#	LCI Industries	33,919	3,107,998
*	Leaf Group, Ltd.	39,808	242,829
	Lear Corp.	17,392	2,204,958
#	Leggett & Platt, Inc.	29,330	1,172,320
	Lennar Corp., Class A	148,783	7,077,607
	Lennar Corp., Class B	10,683	405,954
#*	LGI Homes, Inc.	19,684	1,383,588
#*	Libbey, Inc.	47,045	79,506
	Liberty Tax, Inc.	4,949	58,893
	Lifetime Brands, Inc.	21,546	190,251
*	Lincoln Educational Services Corp.	12,212	22,592
#*	Lindblad Expeditions Holdings, Inc.	5,561	104,714
*	Liquidity Services, Inc.	47,322	308,539
#	Lithia Motors, Inc., Class A	40,814	5,382,550
*	LKQ Corp.	71,099	1,914,696
*	Luby's, Inc.	152,905	177,370
*	Lululemon Athletica, Inc.	10,200	1,949,118
*	M/I Homes, Inc.	42,211	1,493,003
	Macy's, Inc.	196,075	4,456,785
*	Malibu Boats, Inc., Class A	20,083	605,101
	Marine Products Corp.	15,913	255,563
*	MarineMax, Inc.	52,012	803,065
	Marriott Vacations Worldwide Corp.	56,552	5,781,311
*	MasterCraft Boat Holdings, Inc.	9,015	149,649
#*	Mattel, Inc.	35,692	521,103
	McDonald's Corp.	2,590	545,765
	MDC Holdings, Inc.	113,226	4,091,988
»	Media General, Inc. Contingent Value Rights	38,825	1,522

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Meritage Homes Corp.	87,210	$5,477,660
	MGM Resorts International	143,547	4,309,281
#*	Michaels Cos., Inc. (The)	20,089	138,011
*	Modine Manufacturing Co.	79,875	1,095,885
*	Mohawk Industries, Inc.	13,679	1,705,635
*	Monarch Casino & Resort, Inc.	5,624	264,722
#	Monro, Inc.	54,014	4,548,519
#*	Motorcar Parts of America, Inc.	37,073	662,865
	Movado Group, Inc.	21,143	556,695
*	Murphy USA, Inc.	63,703	5,628,797
	Nathan's Famous, Inc.	4,306	304,047
#*	National Vision Holdings, Inc.	23,374	738,385
*	Nautilus, Inc.	52,009	100,377
*	New Home Co., Inc. (The)	5,000	20,800
#	Newell Brands, Inc.	41,823	593,468
	Nobility Homes, Inc.	1,284	29,532
#	Nordstrom, Inc.	17,604	582,868
*	Norwegian Cruise Line Holdings, Ltd.	73,795	3,648,425
*	NVR, Inc.	770	2,574,988
	Office Depot, Inc.	850,276	1,734,563
#*	Ollie's Bargain Outlet Holdings, Inc.	26,800	2,269,692
#*	Overstock.com, Inc.	23,445	527,981
#	Oxford Industries, Inc.	27,032	1,978,472
	P&F Industries, Inc., Class A	2,014	16,011
	Papa John's International, Inc.	7,165	318,269
#*	Party City Holdco, Inc.	35,514	226,579
	Peak Resorts, Inc.	5,963	64,818
*	Penn National Gaming, Inc.	54,526	1,064,348
#	Penske Automotive Group, Inc.	101,131	4,648,992
#	PetMed Express, Inc.	15,853	275,367
#*	Pier 1 Imports, Inc.	6,599	25,406
*	Planet Fitness, Inc., Class A	26,471	2,082,209
#*	Playa Hotels & Resorts NV	85,570	627,228
#	Polaris Industries, Inc.	9,939	940,925
	Pool Corp.	11,818	2,237,975
*	Potbelly Corp.	35,212	146,482
	PulteGroup, Inc.	110,669	3,487,180
	PVH Corp.	40,828	3,630,426
*	QEP Co., Inc.	1,500	32,482
#*	Quotient Technology Inc.	88,238	928,264
*	Qurate Retail Group, Inc. QVC Group, Class B	131	1,856
*	Qurate Retail, Inc.	132,620	1,875,247
	Ralph Lauren Corp.	9,892	1,031,043
	RCI Hospitality Holdings, Inc.	20,006	339,102
*	Red Lion Hotels Corp.	31,299	212,520
#*	Red Robin Gourmet Burgers, Inc.	49,408	1,631,452
#	Red Rock Resorts, Inc., Class A	3,000	62,520
*	Regis Corp.	76,881	1,406,922
*	Rent-A-Center, Inc.	51,314	1,387,017
#*	RH	10,556	1,471,506
	Rocky Brands, Inc.	9,423	297,013
	Royal Caribbean Cruises, Ltd.	19,307	2,246,176
*	RTW RetailWinds, Inc.	103,464	225,552
#*	Rubicon Project, Inc. (The)	69,201	526,620
	Ruth's Hospitality Group, Inc.	46,325	1,031,658
#*	Sally Beauty Holdings, Inc.	17,750	243,885
#*	Scientific Games Corp., Class A	24,010	491,004
#*	SeaWorld Entertainment, Inc.	48,406	1,479,771
	Service Corp. International	46,837	2,161,059

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ServiceMaster Global Holdings, Inc.	34,770	$1,850,807
#*	Shake Shack, Inc., Class A	11,445	854,484
*	Shiloh Industries, Inc.	48,438	244,128
#	Shoe Carnival, Inc.	25,961	658,890
*	Shutterfly, Inc.	50,979	2,584,126
	Shutterstock, Inc.	15,749	604,289
	Signet Jewelers, Ltd.	100,898	1,830,290
	Six Flags Entertainment Corp.	16,495	871,431
*	Skechers U.S.A., Inc., Class A	113,986	4,324,629
*	Skyline Champion Corp.	77,900	2,220,150
#*	Sleep Number Corp.	34,062	1,674,829
#	Sonic Automotive, Inc., Class A	91,720	2,528,720
#*	Sotheby's	58,473	3,491,423
	Speedway Motorsports, Inc.	58,413	1,156,577
#*	Sportsman's Warehouse Holdings, Inc.	22,610	101,519
#	Stage Stores, Inc.	95,481	69,701
*	Stamps.com, Inc.	7,526	359,366
	Standard Motor Products, Inc.	38,561	1,774,192
	Steven Madden, Ltd.	80,817	2,788,995
*	Stoneridge, Inc.	61,626	2,007,159
	Strategic Education, Inc.	34,401	6,123,034
	Strattec Security Corp.	5,659	117,651
	Superior Group of Cos, Inc.	22,099	376,125
	Superior Industries International, Inc.	71,051	181,891
*	Sypris Solutions, Inc.	17,625	18,154
#	Tailored Brands, Inc.	13,292	64,732
*	Tandy Leather Factory, Inc.	17,438	101,489
	Tapestry, Inc.	31,326	968,913
	Target Corp.	52,314	4,519,930
*	Taylor Morrison Home Corp.	98,038	2,207,816
*	Tempur Sealy International, Inc.	13,378	1,073,183
#	Tenneco, Inc., Class A	87,483	790,846
#*	Tesla, Inc.	1,502	362,898
	Texas Roadhouse, Inc.	39,134	2,161,371
#	Thor Industries, Inc.	22,804	1,359,118
#	Tiffany & Co.	15,364	1,442,987
#	Tile Shop Holdings, Inc.	87,721	227,197
	Tilly's, Inc., Class A	23,747	194,488
	Toll Brothers, Inc.	110,702	3,981,951
*	TopBuild Corp.	46,417	3,765,811
	Tower International, Inc.	46,720	1,438,976
#*	Town Sports International Holdings, Inc.	12,510	19,140
	Tractor Supply Co.	17,500	1,904,175
*	Trans World Entertainment Corp.	193,500	57,082
*	TravelCenters of America LLC	15,681	54,099
#*	TRI Pointe Group, Inc.	286,724	3,925,252
#*	Tuesday Morning Corp.	69,307	113,663
	Tupperware Brands Corp.	14,894	228,027
#*	Turtle Beach Corp.	2,487	25,840
*	Ulta Salon Cosmetics & Fragrance, Inc.	10,973	3,832,320
#*	Under Armour, Inc., Class A	16,694	385,131
*	Under Armour, Inc., Class C	23,767	483,421
*	Unifi, Inc.	28,980	542,216
	Unique Fabricating, Inc.	4,543	11,676
*	Universal Electronics, Inc.	18,436	789,430
*	Universal Technical Institute, Inc.	22,884	84,213
#*	Urban Outfitters, Inc.	191,251	4,553,686
#*	US Auto Parts Network, Inc.	12,280	14,490
	Vail Resorts, Inc.	5,219	1,286,588

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Veoneer, Inc.	10,674	$193,733
*	Vera Bradley, Inc.	57,946	680,865
	VF Corp.	13,052	1,140,614
#*	Vince Holding Corp.	1,700	23,868
*	Vista Outdoor, Inc.	93,873	675,886
#*	Visteon Corp.	24,210	1,594,955
#*	Vitamin Shoppe, Inc.	82,153	363,116
*	VOXX International Corp.	43,628	204,615
#*	Wayfair, Inc., Class A	300	39,348
*	Weight Watchers International, Inc.	6,975	151,009
	Wendy's Co. (The)	105,558	1,920,100
	Weyco Group, Inc.	11,380	313,178
#	Whirlpool Corp.	22,837	3,322,327
*	William Lyon Homes, Class A	41,992	824,723
#	Williams-Sonoma, Inc.	69,066	4,605,321
#	Wingstop, Inc.	12,474	1,192,390
	Winmark Corp.	3,672	620,605
#	Winnebago Industries, Inc.	58,248	2,347,394
	Wolverine World Wide, Inc.	104,514	2,837,555
	Wyndham Destinations, Inc.	18,662	878,234
	Wyndham Hotels & Resorts, Inc.	29,440	1,664,832
#	Wynn Resorts, Ltd.	5,929	771,185
#*	ZAGG, Inc.	64,087	424,897
#*	Zovio, Inc.	59,551	226,889
*	Zumiez, Inc.	45,269	1,121,313
TOTAL CONSUMER DISCRETIONARY			504,661,438
CONSUMER STAPLES — (3.5%)
	Alico, Inc.	10,214	325,827
	Andersons, Inc. (The)	59,819	1,606,140
	Archer-Daniels-Midland Co.	128,296	5,270,400
*	Avon Products, Inc.	111,716	474,793
#	B&G Foods, Inc.	107,792	1,970,438
#*	Boston Beer Co., Inc. (The), Class A	5,703	2,237,401
*	Bridgford Foods Corp.	4,114	146,746
	Bunge, Ltd.	98,526	5,756,874
#	Calavo Growers, Inc.	11,046	976,908
#	Cal-Maine Foods, Inc.	51,948	2,065,972
#	Campbell Soup Co.	13,919	575,411
	Casey's General Stores, Inc.	17,684	2,863,216
#*	Central Garden & Pet Co.	20,939	636,127
*	Central Garden & Pet Co., Class A	59,862	1,649,198
#*	Chefs' Warehouse, Inc. (The)	41,680	1,520,070
	Church & Dwight Co., Inc.	20,030	1,511,063
#	Coca-Cola Consolidated, Inc.	8,611	2,527,587
*	Coffee Holding Co., Inc.	1,900	7,676
	Conagra Brands, Inc.	39,698	1,146,081
	Constellation Brands, Inc., Class A	9,086	1,788,307
	Constellation Brands, Inc., Class B	1,214	242,132
	Costco Wholesale Corp.	12,989	3,580,158
#	Coty, Inc., Class A	132,006	1,440,186
*	Craft Brew Alliance, Inc.	29,866	469,195
*	Crimson Wine Group, Ltd.	7,007	51,852
*	Darling Ingredients, Inc.	223,101	4,535,643
#	Dean Foods Co.	150,183	217,765
*	Edgewell Personal Care Co.	93,403	2,842,253
#	Energizer Holdings, Inc.	10,791	454,085
#*	Farmer Brothers Co.	26,744	434,323
#	Flowers Foods, Inc.	126,752	3,004,022

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Fresh Del Monte Produce, Inc.	85,147	$2,582,509
	General Mills, Inc.	16,200	860,382
#*	Hain Celestial Group, Inc. (The)	17,672	384,719
#*	Herbalife Nutrition, Ltd.	24,490	1,004,580
#	Hormel Foods Corp.	45,106	1,848,895
*	Hostess Brands, Inc.	141,962	2,004,503
#	Ingles Markets, Inc., Class A	24,913	784,261
	Ingredion, Inc.	28,717	2,219,537
	Inter Parfums, Inc.	42,188	2,922,785
	J&J Snack Foods Corp.	17,267	3,208,899
	JM Smucker Co. (The)	34,957	3,886,869
	John B. Sanfilippo & Son, Inc.	14,738	1,280,880
	Kellogg Co.	12,152	707,489
#	Keurig Dr Pepper, Inc.	22,142	623,076
	Kraft Heinz Co. (The)	60,931	1,950,401
	Kroger Co. (The)	77,932	1,649,041
	Lamb Weston Holdings, Inc.	5,072	340,433
#	Lancaster Colony Corp.	8,895	1,386,019
*	Landec Corp.	52,000	580,840
#*	Lifevantage Corp.	2,000	23,200
*	Lifeway Foods, Inc.	10,375	35,379
	Limoneira Co.	15,917	314,997
	Mannatech, Inc.	2,569	41,181
	McCormick & Co., Inc.	1,064	167,803
#	McCormick & Co., Inc. Non-Voting	11,755	1,863,638
	Medifast, Inc.	18,619	2,078,811
#	MGP Ingredients, Inc.	23,542	1,176,865
	Molson Coors Brewing Co., Class A	534	33,188
	Molson Coors Brewing Co., Class B	99,795	5,387,932
	Mondelez International, Inc., Class A	87,238	4,666,361
*	Monster Beverage Corp.	7,200	464,184
#	National Beverage Corp.	8,382	364,868
*	Natural Alternatives International, Inc.	8,015	80,871
#*	Natural Grocers by Vitamin Cottage, Inc.	21,956	201,337
#	Natural Health Trends Corp.	995	7,472
*	Nature's Sunshine Products, Inc.	20,833	188,122
	Nu Skin Enterprises, Inc., Class A	31,455	1,257,571
	Oil-Dri Corp. of America	7,273	257,682
*	Performance Food Group Co.	57,521	2,522,296
	Philip Morris International, Inc.	34,225	2,861,552
*	Pilgrim's Pride Corp.	45,815	1,239,754
*	Post Holdings, Inc.	67,110	7,195,534
	PriceSmart, Inc.	41,050	2,504,050
#*	Primo Water Corp.	13,032	192,483
	Procter & Gamble Co. (The)	116,144	13,709,638
#*	Pyxus International, Inc.	13,882	198,096
#*	Revlon, Inc., Class A	14,164	282,147
#*	Rite Aid Corp.	3,815	26,591
	Rocky Mountain Chocolate Factory, Inc.	5,450	49,050
*	S&W Seed Co.	14,868	44,009
	Sanderson Farms, Inc.	32,665	4,279,768
	Seaboard Corp.	535	2,183,677
*	Seneca Foods Corp., Class A	13,520	426,962
*	Seneca Foods Corp., Class B	1,251	39,281
*	Simply Good Foods Co. (The)	74,455	2,027,410
	SpartanNash Co.	59,209	699,850
#	Spectrum Brands Holdings, Inc.	20,819	1,043,240
*	Sprouts Farmers Market, Inc.	64,713	1,095,591
*	Tofutti Brands, Inc.	799	1,878

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tootsie Roll Industries, Inc.	22,342	$834,697
*	TreeHouse Foods, Inc.	100,369	5,955,897
#	Turning Point Brands, Inc.	539	20,013
	Tyson Foods, Inc., Class A	47,445	3,771,878
#*	United Natural Foods, Inc.	85,401	842,054
	United-Guardian, Inc.	1,872	36,654
	Universal Corp.	44,566	2,651,677
*	US Foods Holding Corp.	67,152	2,375,166
#*	USANA Health Sciences, Inc.	19,931	1,356,305
#	Vector Group, Ltd.	31,884	368,260
#*	Veru, Inc.	14,000	31,640
	Village Super Market, Inc., Class A	10,832	271,125
	Walgreens Boots Alliance, Inc.	95,500	5,203,795
	Walmart, Inc.	76,857	8,483,476
#	WD-40 Co.	7,242	1,314,858
#	Weis Markets, Inc.	37,487	1,366,401
TOTAL CONSUMER STAPLES			178,672,182
ENERGY — (5.6%)
*	Abraxas Petroleum Corp.	116,882	101,734
	Adams Resources & Energy, Inc.	5,276	172,156
	Anadarko Petroleum Corp.	33,696	2,482,047
#	Antero Midstream Corp.	5,496	50,124
#*	Antero Resources Corp.	131,175	604,717
	Apache Corp.	63,128	1,541,586
*	Apergy Corp.	41,031	1,334,738
#	Arch Coal, Inc., Class A	38,773	3,457,001
	Archrock, Inc.	167,170	1,835,527
*	Ardmore Shipping Corp.	6,793	49,861
*	Aspen Aerogels, Inc.	32,024	211,358
#	Baker Hughes a GE Co.	42,738	1,085,118
*	Barnwell Industries, Inc.	7,497	7,572
#*	Basic Energy Services, Inc.	39,876	70,979
#	Berry Petroleum Corp.	10,650	104,370
#*	Bonanza Creek Energy, Inc.	26,040	567,672
*	C&J Energy Services, Inc.	43,114	471,667
	Cabot Oil & Gas Corp.	37,044	709,763
*	Cactus, Inc., Class A	3,676	107,964
#*	California Resources Corp.	4,090	62,618
#*	Callon Petroleum Co.	393,544	1,936,236
#*	Carrizo Oil & Gas, Inc.	152,570	1,453,992
#*	Centennial Resource Development, Inc., Class A	111,019	660,563
*	Cheniere Energy, Inc.	10,173	662,771
#*	Chesapeake Energy Corp.	622,071	1,125,949
	Chevron Corp.	219,265	26,993,714
	Cimarex Energy Co.	27,426	1,389,675
*	Clean Energy Fuels Corp.	209,382	559,050
*	CNX Resources Corp.	319,675	2,627,728
	Concho Resources, Inc.	64,803	6,329,957
	ConocoPhillips	80,805	4,773,959
*	CONSOL Energy, Inc.	34,779	747,401
#*	Contango Oil & Gas Co.	30,176	40,134
*	Continental Resources, Inc.	19,021	707,011
*	Contura Energy, Inc.	658	23,576
#	Core Laboratories NV	7,352	368,850
#	CVR Energy, Inc.	49,655	2,635,191
*	Dawson Geophysical Co.	56,799	135,182
#	Delek US Holdings, Inc.	138,506	5,966,838
#*	Denbury Resources, Inc.	756,391	854,722

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Devon Energy Corp.	55,011	$1,485,297
	DHT Holdings, Inc.	283,715	1,602,990
#*	Diamond Offshore Drilling, Inc.	182,683	1,651,454
	Diamondback Energy, Inc.	35,269	3,647,873
#	DMC Global, Inc.	22,503	1,175,557
*	Dorian LPG, Ltd.	27,766	254,059
*	Dril-Quip, Inc.	79,155	4,165,136
#*	Earthstone Energy, Inc., Class A	16,216	71,026
#	EnLink Midstream LLC	130,369	1,251,542
	EOG Resources, Inc.	37,354	3,206,841
#	EQT Corp.	40,584	613,224
#	Equitrans Midstream Corp.	32,467	538,628
*	Era Group, Inc.	30,538	315,152
	Evolution Petroleum Corp.	40,771	248,703
*	Exterran Corp.	52,353	714,618
#*	Extraction Oil & Gas, Inc.	160,165	594,212
	Exxon Mobil Corp.	365,812	27,201,780
*	Forum Energy Technologies, Inc.	182,451	478,022
#*	Frank's International NV	170,374	971,132
	GasLog, Ltd.	94,603	1,347,147
*	Geospace Technologies Corp.	14,980	233,838
#*	Goodrich Petroleum Corp.	10,368	119,336
	Green Plains, Inc.	75,637	763,177
*	Gulf Island Fabrication, Inc.	33,632	240,805
#*	Gulfport Energy Corp.	219,512	829,755
	Hallador Energy Co.	9,402	50,395
	Halliburton Co.	28,334	651,682
*	Helix Energy Solutions Group, Inc.	236,198	2,069,094
#	Helmerich & Payne, Inc.	56,760	2,819,837
	Hess Corp.	64,841	4,204,290
#*	HighPoint Resources Corp.	84,958	106,198
	HollyFrontier Corp.	177,176	8,818,050
#*	Hornbeck Offshore Services, Inc.	42,073	43,756
*	Independence Contract Drilling, Inc.	2,791	3,684
*	International Seaways, Inc.	25,592	435,320
*	ION Geophysical Corp.	23,900	230,874
#*	Jagged Peak Energy, Inc.	61,946	454,684
*	Keane Group, Inc.	175,697	1,105,134
	Kinder Morgan, Inc.	156,135	3,219,504
#*	KLX Energy Services Holdings, Inc.	35,115	552,008
#	Kosmos Energy, Ltd.	474,522	2,851,877
*	Laredo Petroleum, Inc.	263,384	874,435
*	Lonestar Resources US, Inc., Class A	20,810	51,609
#	Mammoth Energy Services, Inc.	20,838	135,030
	Marathon Oil Corp.	355,533	5,002,349
	Marathon Petroleum Corp.	111,784	6,303,500
#*	Matador Resources Co.	174,296	3,072,838
*	Matrix Service Co.	43,835	805,249
#*	McDermott International, Inc.	355,733	2,283,806
*	Midstates Petroleum Co., Inc.	4,800	21,840
*	Mitcham Industries, Inc.	31,767	132,151
#*	Montage Resources Corp.	9,192	30,701
#	Murphy Oil Corp.	203,591	4,894,328
#	Nabors Industries, Ltd.	288,152	852,930
	NACCO Industries, Inc., Class A	9,759	518,691
	National Oilwell Varco, Inc.	117,731	2,804,352
*	Natural Gas Services Group, Inc.	24,515	393,221
#*	NCS Multistage Holdings, Inc.	1,110	3,563
*	Newpark Resources, Inc.	198,215	1,512,380

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Noble Corp. P.L.C.	165,560	$369,199
	Noble Energy, Inc.	203,789	4,499,661
#*	Northern Oil and Gas, Inc.	87,566	141,857
*	Oasis Petroleum, Inc.	515,313	2,509,574
	Occidental Petroleum Corp.	56,436	2,898,553
*	Oceaneering International, Inc.	138,715	2,143,147
*	Oil States International, Inc.	97,328	1,452,134
	ONEOK, Inc.	18,514	1,297,461
*	Pacific Drilling SA	1,600	15,040
#*	Pacific Ethanol, Inc.	45,060	24,391
	Panhandle Oil and Gas, Inc., Class A	27,323	322,685
#*	Par Pacific Holdings, Inc.	67,216	1,550,001
#*	Parker Drilling Co.	90	1,548
*	Parsley Energy, Inc., Class A	110,406	1,831,636
	Patterson-UTI Energy, Inc.	199,887	2,324,686
	PBF Energy, Inc., Class A	188,703	5,270,475
#*	PDC Energy, Inc.	75,812	2,178,079
	Peabody Energy Corp.	139,564	2,939,218
#*	Penn Virginia Corp.	16,635	569,582
	Phillips 66	24,696	2,532,822
#*	Pioneer Energy Services Corp.	278,307	58,166
	Pioneer Natural Resources Co.	12,002	1,656,756
*	PrimeEnergy Resources Corp.	800	96,672
*	ProPetro Holding Corp.	118,861	2,154,950
*	QEP Resources, Inc.	187,774	929,481
#*	Quintana Energy Services, Inc.	1,700	3,451
#	Range Resources Corp.	193,901	1,103,297
#*	Renewable Energy Group, Inc.	90,120	1,224,731
*	REX American Resources Corp.	10,443	779,048
*	RigNet, Inc.	21,824	190,524
*	Ring Energy, Inc.	82,748	202,733
#	RPC, Inc.	21,678	133,970
*	SandRidge Energy, Inc.	19,043	128,540
	Schlumberger, Ltd.	74,956	2,995,991
#	Scorpio Tankers, Inc.	44,832	1,175,047
*	SEACOR Holdings, Inc.	33,680	1,604,515
#*	SEACOR Marine Holdings, Inc.	35,590	501,107
#*	Select Energy Services, Inc., Class A	47,597	484,061
#	SemGroup Corp., Class A	144,875	1,835,566
#	Ship Finance International, Ltd.	131,079	1,723,689
*	SilverBow Resources, Inc.	3,866	40,168
	SM Energy Co.	184,451	1,838,976
#*	Smart Sand, Inc.	17,717	41,635
#	Solaris Oilfield Infrastructure, Inc., Class A	9,460	135,373
#*	Southwestern Energy Co.	539,486	1,186,869
#*	SRC Energy, Inc.	465,906	1,900,896
*	Superior Energy Services, Inc.	296,563	269,042
*	Talos Energy, Inc.	48,155	991,030
#	Targa Resources Corp.	65,476	2,547,671
	TechnipFMC P.L.C.	99,176	2,731,307
#	Teekay Corp.	37,640	171,638
*	Teekay Tankers, Ltd., Class A	295,640	363,637
*	TETRA Technologies, Inc.	235,823	367,884
*	Tidewater, Inc.	6,076	139,687
#*	Transocean, Ltd.	499,314	3,035,829
#*	Ultra Petroleum Corp.	208,706	33,393
*	Unit Corp.	97,667	634,836
#	US Silica Holdings, Inc.	63,187	875,772
*	VAALCO Energy, Inc.	3,600	6,300

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Valaris P.L.C.	390,827	$3,200,873
	Valero Energy Corp.	89,358	7,617,769
#*	W&T Offshore, Inc.	43,725	196,325
#*	Whiting Petroleum Corp.	128,505	2,271,968
	Williams Cos., Inc. (The)	34,157	841,628
	World Fuel Services Corp.	121,547	4,745,195
*	WPX Energy, Inc.	412,369	4,305,132
TOTAL ENERGY			280,396,612
FINANCIALS — (22.9%)
	1st Constitution Bancorp	11,570	210,690
	1st Source Corp.	41,442	1,945,702
	ACNB Corp.	7,905	294,856
	Affiliated Managers Group, Inc.	6,745	578,654
	Aflac, Inc.	101,122	5,323,062
*	Alleghany Corp.	6,928	4,750,737
*	Allegiance Bancshares, Inc.	1,651	55,408
	Allstate Corp. (The)	41,222	4,427,243
	Ally Financial, Inc.	240,881	7,927,394
*	A-Mark Precious Metals, Inc.	6,646	84,271
*	Ambac Financial Group, Inc.	47,221	860,367
	American Equity Investment Life Holding Co.	158,798	4,096,988
	American Express Co.	42,837	5,327,638
	American Financial Group, Inc.	38,927	3,985,346
	American International Group, Inc.	72,521	4,060,451
	American National Bankshares, Inc.	9,865	364,906
	American National Insurance Co.	21,575	2,611,006
	American River Bankshares	1,900	24,985
	Ameriprise Financial, Inc.	18,132	2,638,387
	Ameris Bancorp	96,682	3,845,043
	AMERISAFE, Inc.	26,331	1,713,095
	AmeriServ Financial, Inc.	15,921	65,276
	Ames National Corp.	13,390	365,681
*	Arch Capital Group, Ltd.	174,912	6,767,345
#	Ares Management Corp., Class A	4,739	138,616
	Argo Group International Holdings, Ltd.	60,182	4,118,856
	Arrow Financial Corp.	21,873	727,496
	Arthur J Gallagher & Co.	14,066	1,271,988
	Artisan Partners Asset Management, Inc., Class A	20,958	620,147
	Associated Banc-Corp	200,740	4,350,036
#	Associated Capital Group, Inc., Class A	1,469	54,897
	Assurant, Inc.	44,325	5,024,682
	Assured Guaranty, Ltd.	150,007	6,553,806
*	Asta Funding, Inc.	1,515	11,105
*	Athene Holding, Ltd., Class A	32,019	1,308,296
	Atlantic American Corp.	5,179	12,171
*	Atlantic Capital Bancshares, Inc.	25,200	463,428
	Atlantic Union Bankshares Corp.	126,752	4,820,379
*	Atlanticus Holdings Corp.	19,831	93,602
	Auburn National Bancorporation, Inc.	2,722	105,287
	Axis Capital Holdings, Ltd.	79,742	5,077,173
#*	Axos Financial, Inc.	98,136	2,876,366
	Banc of California, Inc.	63,815	997,428
	BancFirst Corp.	43,213	2,521,046
*	Bancorp of New Jersey, Inc.	4,827	66,613
*	Bancorp, Inc. (The)	89,555	866,892
	BancorpSouth Bank	135,396	4,046,986
	Bank of America Corp.	851,074	26,110,950
	Bank of Commerce Holdings	11,986	129,089

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Bank of Hawaii Corp.	35,363	$3,014,696
	Bank of Marin Bancorp	9,232	403,623
	Bank of New York Mellon Corp. (The)	105,745	4,961,555
	Bank of NT Butterfield & Son, Ltd. (The)	84,854	2,666,961
	Bank of South Carolina Corp.	3,898	74,725
	Bank OZK	52,678	1,610,893
	BankFinancial Corp.	35,242	472,595
	BankUnited, Inc.	112,600	3,874,566
#	Bankwell Financial Group, Inc.	3,662	102,902
	Banner Corp.	55,096	3,264,989
	Bar Harbor Bankshares	14,642	371,760
*	Baycom Corp.	5,000	114,500
	BB&T Corp.	90,553	4,666,196
	BCB Bancorp, Inc.	10,545	135,292
*	Berkshire Bancorp, Inc.	2,025	26,528
*	Berkshire Hathaway, Inc., Class B	118,517	24,346,947
	Berkshire Hills Bancorp, Inc.	86,677	2,843,006
	BGC Partners, Inc., Class A	127,988	705,214
	BlackRock, Inc.	6,183	2,891,665
*	Blucora, Inc.	51,074	1,529,156
	Blue Capital Reinsurance Holdings, Ltd.	6,568	52,872
	BOK Financial Corp.	67,149	5,619,028
	Boston Private Financial Holdings, Inc.	156,144	1,801,902
	Bridge Bancorp, Inc.	12,760	372,720
*	Brighthouse Financial, Inc.	15,892	622,490
*	BrightSphere Investment Group P.L.C.	24,798	265,339
	Brookline Bancorp, Inc.	141,722	2,101,737
	Brown & Brown, Inc.	72,663	2,610,782
	Bryn Mawr Bank Corp.	33,722	1,250,412
	C&F Financial Corp.	4,203	228,223
#	Cadence BanCorp	175,953	3,015,834
	California First National Bancorp	6,388	110,576
#	Cambridge Bancorp	2,984	233,349
	Camden National Corp.	23,734	1,061,147
*	Cannae Holdings, Inc.	110,610	3,202,159
	Capital City Bank Group, Inc.	23,672	611,211
	Capital One Financial Corp.	70,527	6,518,105
	Capitol Federal Financial, Inc.	263,225	3,595,653
	Capstar Financial Holdings, Inc.	2,201	35,656
#	Carolina Financial Corp.	28,919	1,015,635
*	Carolina Trust Bancshares, Inc.	1,062	10,981
	Cathay General Bancorp	99,933	3,719,506
	Cboe Global Markets, Inc.	12,636	1,381,241
	CBTX, Inc.	8,514	256,612
	CenterState Banks Corp.	142,802	3,472,945
	Central Pacific Financial Corp.	40,073	1,180,951
	Central Valley Community Bancorp	800	16,584
	Century Bancorp, Inc., Class A	6,365	533,069
	Charles Schwab Corp. (The)	31,812	1,374,915
	Chemung Financial Corp.	3,608	157,453
	Chubb, Ltd.	31,930	4,880,181
	Cincinnati Financial Corp.	43,226	4,639,447
	CIT Group, Inc.	91,315	4,615,973
	Citigroup, Inc.	239,057	17,011,296
	Citizens & Northern Corp.	5,780	148,084
#	Citizens Community Bancorp, Inc.	1,908	20,797
	Citizens Financial Group, Inc.	97,760	3,642,538
	Citizens Holding Co.	2,806	59,515
#*	Citizens, Inc.	46,149	343,810

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	City Holding Co.	23,364	$1,809,542
	Civista Bancshares, Inc.	12,586	279,032
	CME Group, Inc.	17,214	3,346,746
	CNA Financial Corp.	18,368	879,644
	CNB Financial Corp.	15,777	445,227
	CNO Financial Group, Inc.	235,316	3,979,194
	Codorus Valley Bancorp, Inc.	8,009	187,411
#	Cohen & Steers, Inc.	29,832	1,562,302
	Colony Bankcorp, Inc.	5,499	92,108
	Columbia Banking System, Inc.	124,609	4,699,005
#*	Columbia Financial, Inc.	10,512	160,728
	Comerica, Inc.	55,683	4,075,996
#	Commerce Bancshares, Inc.	59,469	3,617,499
	Commercial National Financial Corp.	1,413	31,425
	Community Bank System, Inc.	76,552	5,051,666
	Community Bankers Trust Corp.	27,841	221,614
	Community Financial Corp. (The)	6,638	215,934
*	Community First Bancshares, Inc.	3,000	30,150
	Community Trust Bancorp, Inc.	30,921	1,307,649
	Community West Bancshares	2,872	27,715
	ConnectOne Bancorp, Inc.	51,784	1,183,782
*	Consumer Portfolio Services, Inc.	67,769	247,357
#	County Bancorp, Inc.	8,099	144,648
#*	Cowen, Inc., Class A	18,912	332,095
#	Crawford & Co., Class A	58,663	605,989
	Crawford & Co., Class B	38,504	360,782
#*	Credit Acceptance Corp.	7,098	3,393,057
#	Cullen/Frost Bankers, Inc.	14,354	1,362,769
*	Customers Bancorp, Inc.	53,012	1,093,107
	CVB Financial Corp.	149,206	3,284,024
	Diamond Hill Investment Group, Inc.	3,930	553,933
	Dime Community Bancshares, Inc.	69,392	1,400,331
	Discover Financial Services	43,791	3,929,804
	DNB Financial Corp.	5,244	240,123
	Donegal Group, Inc., Class A	48,314	717,463
	Donegal Group, Inc., Class B	3,821	52,577
*	Donnelley Financial Solutions, Inc.	47,431	646,485
	E*TRADE Financial Corp.	63,156	3,081,381
	Eagle Bancorp Montana, Inc.	7,714	137,078
	Eagle Bancorp, Inc.	46,598	1,878,365
	East West Bancorp, Inc.	37,299	1,790,725
#	Eaton Vance Corp.	28,293	1,259,038
#*	eHealth, Inc.	26,031	2,700,716
	Elmira Savings Bank	1,680	25,872
	EMC Insurance Group, Inc.	22,745	817,455
#	Emclaire Financial Corp.	500	16,035
	Employers Holdings, Inc.	57,548	2,526,357
#*	Encore Capital Group, Inc.	39,705	1,428,586
*	Enova International, Inc.	74,883	2,018,097
*	Enstar Group, Ltd.	15,614	2,766,020
*	Entegra Financial Corp.	3,049	90,891
	Enterprise Bancorp, Inc.	6,505	198,728
	Enterprise Financial Services Corp.	39,852	1,661,031
*	Equity Bancshares, Inc., Class A	10,114	267,920
#	Erie Indemnity Co., Class A	7,683	1,711,542
*	Esquire Financial Holdings, Inc.	826	21,187
	ESSA Bancorp, Inc.	11,606	178,152
*	Essent Group, Ltd.	36,623	1,690,518
	Evans Bancorp, Inc.	4,676	173,293

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	18,978	$1,639,130
	Everest Re Group, Ltd.	19,038	4,695,532
#*	EZCORP, Inc., Class A	80,402	791,960
#	FactSet Research Systems, Inc.	5,700	1,580,610
#	Farmers & Merchants Bancorp, Inc.	1,953	55,934
	Farmers National Banc Corp.	13,624	199,047
	Fauquier Bankshares, Inc.	840	17,270
	FB Financial Corp.	33,641	1,278,694
	FBL Financial Group, Inc., Class A	32,494	2,037,374
	Federal Agricultural Mortgage Corp., Class A	987	67,718
	Federal Agricultural Mortgage Corp., Class C	13,576	1,049,018
#	Federated Investors, Inc., Class B	166,679	5,792,095
	FedNat Holding Co.	25,970	324,365
#	Fidelity D&D Bancorp, Inc.	50	3,299
	Fidelity National Financial, Inc.	95,339	4,088,136
	Fifth Third Bancorp	342,882	10,180,167
	Financial Institutions, Inc.	27,038	832,500
*	First Acceptance Corp.	27,407	24,666
	First American Financial Corp.	149,802	8,661,552
	First Bancorp	51,514	1,902,927
	First BanCorp	376,044	4,046,233
	First Bancorp, Inc.	11,947	313,131
	First Bancshares, Inc.	700	10,325
	First Bancshares, Inc. (The)	1,495	49,649
	First Bank	10,678	121,516
	First Busey Corp.	74,114	2,003,301
	First Business Financial Services, Inc.	11,680	278,334
	First Capital, Inc.	2,700	153,225
#	First Choice Bancorp	980	21,756
	First Citizens BancShares, Inc., Class A	11,878	5,547,264
	First Commonwealth Financial Corp.	172,895	2,380,764
	First Community Bancshares, Inc.	24,930	824,435
	First Community Corp.	10,126	193,508
	First Defiance Financial Corp.	25,202	723,801
	First Financial Bancorp	175,079	4,462,764
#	First Financial Bankshares, Inc.	100,162	3,280,305
	First Financial Corp.	12,972	563,115
	First Financial Northwest, Inc.	19,410	286,880
	First Foundation, Inc.	34,220	514,669
	First Hawaiian, Inc.	10,800	289,008
	First Horizon National Corp.	400,904	6,574,826
	First Internet Bancorp	5,557	117,142
	First Interstate BancSystem, Inc., Class A	58,424	2,338,713
	First Merchants Corp.	88,201	3,476,001
#	First Mid Bancshares, Inc.	3,178	108,306
	First Midwest Bancorp, Inc.	189,740	4,104,076
	First Northwest Bancorp	8,648	138,973
	First of Long Island Corp. (The)	17,578	388,825
	First Republic Bank	17,944	1,782,916
	First Savings Financial Group, Inc.	2,168	131,272
	First United Corp.	7,908	168,361
	First US Bancshares, Inc.	1,708	15,748
	FirstCash, Inc.	52,835	5,317,314
	Flagstar Bancorp, Inc.	99,543	3,432,243
	Flushing Financial Corp.	54,698	1,113,651
	FNB Corp.	386,279	4,654,662
	Franklin Financial Network, Inc.	17,832	526,044
#	Franklin Resources, Inc.	64,144	2,093,019
	FS Bancorp, Inc.	3,189	157,218

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fulton Financial Corp.	271,295	$4,612,015
#	GAIN Capital Holdings, Inc.	67,493	287,520
*	GAINSCO, Inc.	1,497	55,576
	GAMCO Investors, Inc., Class A	6,257	127,017
*	Genworth Financial, Inc., Class A	108,607	433,342
#	German American Bancorp, Inc.	34,787	1,097,530
	Glacier Bancorp, Inc.	78,578	3,293,204
	Global Indemnity, Ltd.	19,269	545,120
	Goldman Sachs Group, Inc. (The)	40,367	8,885,988
#*	Great Elm Capital Group, Inc.	14,407	59,501
	Great Southern Bancorp, Inc.	23,572	1,413,377
	Great Western Bancorp, Inc.	103,477	3,499,592
#*	Green Dot Corp., Class A	36,636	1,857,079
#	Greenhill & Co., Inc.	10,557	175,246
#*	Greenlight Capital Re, Ltd., Class A	58,091	485,060
	Guaranty Bancshares, Inc.	1,778	54,798
	Guaranty Federal Bancshares, Inc.	2,787	65,773
*	Hallmark Financial Services, Inc.	29,577	458,443
	Hamilton Lane, Inc., Class A	8,941	524,837
	Hancock Whitney Corp.	128,012	5,315,058
	Hanmi Financial Corp.	55,564	1,194,070
	Hanover Insurance Group, Inc. (The)	59,753	7,750,562
#*	HarborOne Bancorp, Inc.	5,364	102,721
	Harleysville Financial Corp.	2,920	67,890
	Hartford Financial Services Group, Inc. (The)	171,851	9,903,773
	Hawthorn Bancshares, Inc.	6,246	152,596
	HCI Group, Inc.	23,797	954,022
#	Heartland Financial USA, Inc.	51,429	2,473,221
#	Hennessy Advisors, Inc.	11,032	110,320
	Heritage Commerce Corp.	61,723	763,514
	Heritage Financial Corp.	59,288	1,690,894
	Heritage Insurance Holdings, Inc.	11,291	151,751
	Hilltop Holdings, Inc.	181,844	4,124,222
	Hingham Institution for Savings	1,835	353,770
*	HMN Financial, Inc.	2,450	51,940
	Home Bancorp, Inc.	7,804	291,557
#	Home BancShares, Inc.	170,735	3,358,357
*	HomeStreet, Inc.	29,878	867,060
	HomeTrust Bancshares, Inc.	9,675	252,808
#	Hope Bancorp, Inc.	243,506	3,591,713
#*»	HopFed Bancorp, Inc.	4,907	98,812
	Horace Mann Educators Corp.	54,004	2,345,934
	Horizon Bancorp, Inc.	45,082	785,328
	Houlihan Lokey, Inc.	26,633	1,225,118
*	Howard Bancorp, Inc.	11,958	178,055
	Huntington Bancshares, Inc.	490,578	6,990,736
	IBERIABANK Corp.	65,083	5,113,571
	IF Bancorp, Inc.	779	16,515
	Independence Holding Co.	10,638	403,180
	Independent Bank Corp.	44,480	3,458,765
	Independent Bank Corp.	34,666	753,639
	Independent Bank Group, Inc.	60,090	3,413,713
#	Interactive Brokers Group, Inc., Class A	78,762	4,037,340
	Intercontinental Exchange, Inc.	33,150	2,912,559
	International Bancshares Corp.	118,525	4,460,096
*	INTL. FCStone, Inc.	30,647	1,249,785
#	Invesco, Ltd.	171,277	3,286,806
	Investar Holding Corp.	8,973	216,339
	Investors Bancorp, Inc.	401,537	4,561,460

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Title Co.	2,106	$345,595
	James River Group Holdings, Ltd.	50,397	2,410,489
	Janus Henderson Group P.L.C.	96,620	1,939,163
	Jefferies Financial Group, Inc.	171,181	3,651,291
	JPMorgan Chase & Co.	455,329	52,818,164
	Kearny Financial Corp.	177,748	2,372,936
	Kemper Corp.	101,589	8,941,864
	Kentucky First Federal Bancorp	2,320	17,632
	KeyCorp	243,799	4,478,588
	Kingstone Cos., Inc.	8,849	75,040
	Kinsale Capital Group, Inc.	415	37,292
	Ladenburg Thalmann Financial Services, Inc.	58,776	181,618
	Lake Shore Bancorp, Inc.	802	11,910
	Lakeland Bancorp, Inc.	71,856	1,177,001
	Lakeland Financial Corp.	37,698	1,733,731
	Landmark Bancorp, Inc.	3,965	94,169
	Lazard, Ltd., Class A	21,214	821,194
	LCNB Corp.	12,830	231,068
	LegacyTexas Financial Group, Inc.	82,173	3,512,074
	Legg Mason, Inc.	142,958	5,383,798
#*	LendingClub Corp.	142,865	2,111,545
#*	LendingTree, Inc.	3,231	1,042,127
*	Limestone Bancorp, Inc.	1,669	25,302
	Lincoln National Corp.	101,051	6,602,672
#	Live Oak Bancshares, Inc.	37,813	736,219
	Loews Corp.	114,074	6,107,522
	LPL Financial Holdings, Inc.	43,478	3,646,500
	M&T Bank Corp.	24,778	4,069,786
	Macatawa Bank Corp.	43,455	446,717
	Mackinac Financial Corp.	7,896	121,598
*	Magyar Bancorp, Inc.	1,971	23,258
	Maiden Holdings, Ltd.	103,652	51,308
*	Malvern Bancorp, Inc.	8,476	180,030
*	Markel Corp.	5,644	6,287,021
	MarketAxess Holdings, Inc.	5,724	1,929,217
	Marlin Business Services Corp.	19,551	453,779
	Marsh & McLennan Cos., Inc.	9,400	928,720
#*	MBIA, Inc.	246,439	2,299,276
	MBT Financial Corp.	25,774	277,844
	Mercantile Bank Corp.	20,583	691,589
	Merchants Bancorp	1,777	31,791
	Mercury General Corp.	99,210	5,626,199
	Meridian Bancorp, Inc.	95,400	1,749,636
#	Meta Financial Group, Inc.	44,742	1,381,186
	MetLife, Inc.	56,717	2,802,954
*	MGIC Investment Corp.	70,927	911,412
	Mid Penn Bancorp, Inc.	1,913	49,834
	Middlefield Banc Corp.	4,043	176,437
	Midland States Bancorp, Inc.	4,282	116,128
	MidSouth Bancorp, Inc.	12,800	156,544
	MidWestOne Financial Group, Inc.	9,612	298,645
*	MMA Capital Holdings, Inc.	6,820	218,786
	Moelis & Co., Class A	19,088	695,567
	Morgan Stanley	171,784	7,654,695
	Morningstar, Inc.	4,838	735,279
#*	Mr Cooper Group, Inc.	80,950	616,029
	MSB Financial Corp.	2,950	47,937
	MSCI, Inc.	18,036	4,098,501
	MutualFirst Financial, Inc.	12,571	409,689

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MVB Financial Corp.	7,680	$133,709
	Nasdaq, Inc.	36,850	3,551,234
	National Bank Holdings Corp., Class A	51,846	1,880,973
	National Bankshares, Inc.	7,663	280,772
	National General Holdings Corp.	153,736	3,801,891
	National Western Life Group, Inc., Class A	4,031	1,084,339
	Navient Corp.	403,499	5,709,511
#	NBT Bancorp, Inc.	76,508	2,960,860
	Nelnet, Inc., Class A	55,598	3,478,211
#	New York Community Bancorp, Inc.	197,672	2,279,158
»	NewStar Financial, Inc.	48,901	4,758
*	NI Holdings, Inc.	11,604	195,063
*	Nicholas Financial, Inc.	8,092	67,811
*	Nicolet Bankshares, Inc.	561	36,863
*	NMI Holdings, Inc., Class A	105,560	2,626,333
*	Northeast Bank	2,442	53,602
	Northeast Community Bancorp, Inc.	10,523	121,014
	Northern Trust Corp.	25,106	2,460,388
#	Northfield Bancorp, Inc.	88,208	1,380,455
	Northrim BanCorp, Inc.	8,737	340,481
	Northwest Bancshares, Inc.	199,334	3,418,578
	Norwood Financial Corp.	2,461	85,200
#	Oak Valley Bancorp	2,523	47,281
	OceanFirst Financial Corp.	75,737	1,847,983
	Oconee Federal Financial Corp.	1,780	41,830
*	Ocwen Financial Corp.	44,269	84,111
	OFG Bancorp	84,358	1,909,022
#	Ohio Valley Banc Corp.	2,002	72,192
	Old Line Bancshares, Inc.	12,801	361,500
	Old National Bancorp	272,745	4,803,039
	Old Point Financial Corp.	4,109	92,863
	Old Republic International Corp.	290,533	6,627,058
	Old Second Bancorp, Inc.	14,324	188,217
*	On Deck Capital, Inc.	113,689	407,007
	OneMain Holdings, Inc.	41,402	1,716,113
	Oppenheimer Holdings, Inc., Class A	9,819	286,126
	Opus Bank	47,385	1,061,898
	Oritani Financial Corp.	71,372	1,291,833
	Orrstown Financial Services, Inc.	10,925	249,855
*	Pacific Mercantile Bancorp	28,291	218,407
	Pacific Premier Bancorp, Inc.	86,423	2,733,559
#	PacWest Bancorp	107,112	4,137,737
#	Park National Corp.	20,391	1,928,785
	Parke Bancorp, Inc.	10,471	250,990
	Pathfinder Bancorp, Inc.	1,218	16,175
#	Patriot National Bancorp, Inc.	120	1,734
	PB Bancorp, Inc.	5,000	56,200
	PCSB Financial Corp.	7,544	146,655
	Peapack Gladstone Financial Corp.	27,010	767,894
	Penns Woods Bancorp, Inc.	5,950	269,892
	Pennymac Financial Services, Inc.	45,507	1,092,623
	Peoples Bancorp of North Carolina, Inc.	3,626	98,337
	Peoples Bancorp, Inc.	30,429	986,204
	Peoples Financial Corp.	2,200	24,915
#	People's United Financial, Inc.	200,259	3,288,253
	People's Utah Bancorp	11,413	345,814
	Pinnacle Financial Partners, Inc.	64,404	3,911,899
	Piper Jaffray Cos.	25,441	1,966,589
	PJT Partners, Inc., Class A	5,350	225,556

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Plumas Bancorp	5,164	$126,776
	PNC Financial Services Group, Inc. (The)	52,144	7,451,378
	Popular, Inc.	116,807	6,723,411
#*	PRA Group, Inc.	80,154	2,495,194
	Preferred Bank	19,752	1,070,361
	Premier Financial Bancorp, Inc.	18,480	288,658
	Primerica, Inc.	46,785	5,740,052
	Principal Financial Group, Inc.	157,281	9,128,589
	ProAssurance Corp.	88,968	3,477,759
	Progressive Corp. (The)	31,737	2,570,062
#	Prosperity Bancshares, Inc.	75,164	5,215,630
	Protective Insurance Corp., Class A	1,285	21,010
	Protective Insurance Corp., Class B	13,262	219,486
*	Provident Bancorp, Inc.	7,653	211,605
	Provident Financial Holdings, Inc.	9,638	200,181
	Provident Financial Services, Inc.	116,050	2,806,089
	Prudential Bancorp, Inc.	10,382	189,679
	Prudential Financial, Inc.	50,096	5,075,226
	Pzena Investment Management, Inc., Class A	5,580	45,421
	QCR Holdings, Inc.	13,908	532,120
	Radian Group, Inc.	118,291	2,697,035
*	Randolph Bancorp, Inc.	4,141	62,156
	Raymond James Financial, Inc.	28,835	2,326,119
	RBB Bancorp	1,747	35,115
*	Regional Management Corp.	18,576	448,239
	Regions Financial Corp.	513,764	8,184,261
	Reinsurance Group of America, Inc.	30,108	4,694,439
	RenaissanceRe Holdings, Ltd.	40,926	7,413,745
	Renasant Corp.	90,570	3,250,557
	Republic Bancorp, Inc., Class A	22,425	1,071,242
*	Republic First Bancorp, Inc.	37,039	161,120
	Riverview Bancorp, Inc.	25,407	215,959
	RLI Corp.	42,340	3,816,104
	S&T Bancorp, Inc.	60,545	2,304,948
*	Safeguard Scientifics, Inc.	39,114	456,852
	Safety Insurance Group, Inc.	26,070	2,572,066
	Salisbury Bancorp, Inc.	1,317	50,704
	Sandy Spring Bancorp, Inc.	51,873	1,890,252
	Santander Consumer USA Holdings, Inc.	181,899	4,894,902
	SB Financial Group, Inc.	4,442	73,560
	SB One Bancorp	6,077	139,224
*	Seacoast Banking Corp. of Florida	41,918	1,133,463
*	Security National Financial Corp., Class A	7,526	38,458
	SEI Investments Co.	27,893	1,662,144
*	Select Bancorp, Inc.	17,436	197,899
	Selective Insurance Group, Inc.	77,826	5,852,515
#	ServisFirst Bancshares, Inc.	57,776	1,967,851
	Severn Bancorp, Inc.	9,402	79,165
	Shore Bancshares, Inc.	10,297	168,871
#*	Siebert Financial Corp.	9,193	108,661
	Sierra Bancorp	20,552	535,791
	Signature Bank	12,140	1,547,364
	Silvercrest Asset Management Group, Inc., Class A	7,061	101,184
	Simmons First National Corp., Class A	159,096	4,096,722
	SLM Corp.	282,090	2,569,840
*	SmartFinancial, Inc.	1,923	41,710
	Sound Financial Bancorp, Inc.	1,602	56,070
	South State Corp.	57,182	4,578,563
*	Southern First Bancshares, Inc.	8,205	334,600

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	3,699	$128,910
	Southern National Bancorp of Virginia, Inc.	13,019	207,262
#	Southside Bancshares, Inc.	60,990	2,111,474
	Southwest Georgia Financial Corp.	1,854	38,007
	Standard AVB Financial Corp.	698	19,230
	State Auto Financial Corp.	61,816	2,137,597
	State Street Corp.	43,917	2,551,139
	Sterling Bancorp	307,462	6,718,045
#	Stewardship Financial Corp.	1,829	28,185
	Stewart Information Services Corp.	40,609	1,536,238
	Stifel Financial Corp.	65,845	3,938,189
	Stock Yards Bancorp, Inc.	32,058	1,226,218
#	Summit Financial Group, Inc.	4,130	109,899
	Summit State Bank	4,239	51,928
	SunTrust Banks, Inc.	59,174	3,940,988
*	SVB Financial Group	12,485	2,896,145
	Synchrony Financial	179,647	6,445,734
	Synovus Financial Corp.	205,276	7,835,385
	T Rowe Price Group, Inc.	20,541	2,329,144
	TCF Financial Corp.	287,991	6,157,248
	TCF Financial Corp.	74,929	3,150,015
	TD Ameritrade Holding Corp.	15,702	802,372
	Territorial Bancorp, Inc.	16,191	465,491
	Teton Advisors, Inc., Class A	39	2,204
*	Texas Capital Bancshares, Inc.	47,214	2,971,177
#	TFS Financial Corp.	44,220	794,191
*	Third Point Reinsurance, Ltd.	112,123	1,130,200
	Timberland Bancorp, Inc.	9,354	258,545
	Tiptree, Inc.	72,177	492,969
	Tompkins Financial Corp.	19,937	1,634,236
	Torchmark Corp.	30,815	2,814,026
	Towne Bank	120,375	3,387,352
	Travelers Cos., Inc. (The)	45,416	6,658,894
	TriCo Bancshares	44,405	1,676,289
*	TriState Capital Holdings, Inc.	34,263	719,523
#*	Triumph Bancorp, Inc.	35,203	1,098,686
	TrustCo Bank Corp. NY	195,240	1,581,444
	Trustmark Corp.	121,009	4,300,660
	Two River Bancorp	7,907	112,358
	U.S. Bancorp.	110,257	6,301,188
#	UMB Financial Corp.	53,315	3,639,282
	Umpqua Holdings Corp.	254,969	4,451,759
#	Union Bankshares, Inc.	2,000	66,380
#	United Bancorp, Inc.	1,000	11,290
	United Bancshares, Inc.	2,040	44,656
#	United Bankshares, Inc.	130,459	4,903,954
	United Community Banks, Inc.	129,351	3,712,374
	United Community Financial Corp.	90,422	920,496
	United Financial Bancorp, Inc.	84,817	1,216,276
	United Fire Group, Inc.	33,160	1,733,273
#	United Insurance Holdings Corp.	61,292	694,438
	United Security Bancshares	20,773	222,687
	Unity Bancorp, Inc.	12,281	254,340
#	Universal Insurance Holdings, Inc.	77,807	1,930,392
	Univest Financial Corp.	44,366	1,218,290
	Unum Group	121,311	3,875,886
#	Valley National Bancorp	176,057	1,964,796
	Value Line, Inc.	3,839	100,198
#	Veritex Holdings, Inc.	69,728	1,784,340

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Victory Capital Holdings, Inc., Class A	12,835	$229,361
#	Virtu Financial, Inc., Class A	16,586	359,584
#	Virtus Investment Partners, Inc.	11,483	1,230,518
	Voya Financial, Inc.	89,305	5,016,262
#	Waddell & Reed Financial, Inc., Class A	131,775	2,306,062
	Walker & Dunlop, Inc.	57,605	3,360,676
	Washington Federal, Inc.	123,725	4,525,860
	Washington Trust Bancorp, Inc.	22,030	1,106,567
	Waterstone Financial, Inc.	42,994	726,599
	Webster Financial Corp.	79,799	4,069,749
#	Wellesley Bank	1,322	41,313
	Wells Fargo & Co.	538,528	26,070,140
	WesBanco, Inc.	87,747	3,209,785
	West Bancorporation, Inc.	20,480	433,766
#	Westamerica Bancorporation	35,816	2,295,806
*	Western Alliance Bancorp	99,645	4,926,449
	Western New England Bancorp, Inc.	44,846	418,862
	Westwood Holdings Group, Inc.	13,918	435,633
	White Mountains Insurance Group, Ltd.	5,570	5,993,320
	Willis Towers Watson P.L.C.	11,190	2,184,512
	Wintrust Financial Corp.	78,278	5,600,008
#	WisdomTree Investments, Inc.	152,887	947,899
*	World Acceptance Corp.	15,329	1,942,644
	WR Berkley Corp.	62,517	4,338,055
	WSFS Financial Corp.	79,848	3,383,160
	WVS Financial Corp.	1,627	28,001
	Zions Bancorp NA	92,831	4,183,893
TOTAL FINANCIALS			1,151,291,917
HEALTH CARE — (8.1%)
	Abbott Laboratories	87,255	7,599,910
*	ABIOMED, Inc.	2,919	813,117
#*	Acadia Healthcare Co., Inc.	131,293	4,193,498
#*	Accuray, Inc.	19,449	80,519
*	Achillion Pharmaceuticals, Inc.	196,899	868,325
#*	Aclaris Therapeutics, Inc.	2,503	3,204
#*	Acorda Therapeutics, Inc.	95,960	665,003
*	Addus HomeCare Corp.	19,099	1,539,188
*	Aduro Biotech, Inc.	3,700	4,884
#*	Adverum Biotechnologies, Inc.	50,464	676,722
*	Aeglea BioTherapeutics, Inc.	19,297	172,901
	Agilent Technologies, Inc.	19,010	1,319,484
#*	Agios Pharmaceuticals, Inc.	4,759	228,955
#*	Akebia Therapeutics, Inc.	28,311	118,623
#*	Akorn, Inc.	19,009	70,713
*	Albireo Pharma, Inc.	2,416	62,550
#*	Alder Biopharmaceuticals, Inc.	24,953	252,524
*	Alexion Pharmaceuticals, Inc.	7,848	889,100
*	Alkermes P.L.C.	9,386	217,380
	Allergan P.L.C.	38,459	6,172,669
*	Allied Healthcare Products, Inc.	2,435	3,920
*	Allscripts Healthcare Solutions, Inc.	256,424	2,641,167
#*	Alnylam Pharmaceuticals, Inc.	10,076	781,797
#*	Alphatec Holdings, Inc.	5,803	27,274
*	Alpine Immune Sciences, Inc.	5,080	21,539
#*	AMAG Pharmaceuticals, Inc.	20,497	169,305
*	Amedisys, Inc.	31,409	4,330,987
*	American Shared Hospital Services	900	2,718
	AmerisourceBergen Corp.	5,303	462,156

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	20,003	$3,732,160
*	AMN Healthcare Services, Inc.	81,669	4,359,491
*	Amphastar Pharmaceuticals, Inc.	57,623	1,161,103
#*	AnaptysBio, Inc.	12,492	670,945
*	AngioDynamics, Inc.	62,862	1,281,128
#*	ANI Pharmaceuticals, Inc.	17,570	1,486,246
#*	Anika Therapeutics, Inc.	24,200	1,333,178
	Anthem, Inc.	28,912	8,517,764
#*	Apollo Endosurgery, Inc.	9,849	26,888
*	Applied Genetic Technologies Corp.	14,385	55,526
*	Aptevo Therapeutics, Inc.	31,842	28,339
	Apyx Medical Corp.	12,837	92,940
*	Ardelyx, Inc.	50,591	121,924
*	Arena Pharmaceuticals, Inc.	37,140	2,327,935
*	Assembly Biosciences, Inc.	9,760	122,000
*	Assertio Therapeutics, Inc.	86,148	295,488
#*	Atara Biotherapeutics, Inc.	12,769	182,214
	Atrion Corp.	1,718	1,322,001
*	Audentes Therapeutics, Inc.	39,924	1,553,842
#*	Avanos Medical, Inc.	87,029	3,543,821
	Baxter International, Inc.	23,654	1,986,226
	Becton Dickinson and Co.	10,187	2,575,274
*	Biogen, Inc.	6,870	1,633,823
*	BioMarin Pharmaceutical, Inc.	6,298	499,557
*	Bio-Rad Laboratories, Inc., Class A	11,975	3,770,927
#*	BioScrip, Inc.	81,791	231,469
*	BioSpecifics Technologies Corp.	5,511	320,189
	Bio-Techne Corp.	10,652	2,238,518
*	BioTelemetry, Inc.	17,538	823,409
#*	Bluebird Bio, Inc.	7,051	925,303
*	Boston Scientific Corp.	33,151	1,407,591
*	Brookdale Senior Living, Inc.	599,357	4,668,991
	Bruker Corp.	22,783	1,090,167
*	Caladrius Biosciences, Inc.	2,017	5,688
*	Calithera Biosciences, Inc.	22,505	95,421
#*	Cambrex Corp.	55,521	2,431,820
#	Cantel Medical Corp.	13,413	1,237,752
#*	Capital Senior Living Corp.	46,993	250,943
	Cardinal Health, Inc.	16,564	757,472
*	Cardiovascular Systems, Inc.	2,033	93,172
*	Castlight Health, Inc., Class B	21,424	34,493
#*	Catalent, Inc.	39,138	2,210,906
*	Catalyst Biosciences, Inc.	100	819
#*	Celldex Therapeutics, Inc.	12,846	28,004
#*	Cellular Biomedicine Group, Inc.	2,512	34,640
*	Centene Corp.	76,854	4,003,325
	Cerner Corp.	22,075	1,581,674
*	Charles River Laboratories International, Inc.	19,576	2,633,755
	Chemed Corp.	5,063	2,052,490
#*	ChemoCentryx, Inc.	9,439	75,323
*	Chimerix, Inc.	72,636	261,490
*	Cigna Corp.	42,234	7,176,401
#*	Clearside Biomedical, Inc.	1,737	1,963
*	Cocrystal Pharma, Inc.	502	1,064
#*	Collegium Pharmaceutical, Inc.	4,317	47,357
#*	Community Health Systems, Inc.	117,130	240,117
#	Computer Programs & Systems, Inc.	9,900	255,519
*	Concert Pharmaceuticals, Inc.	34,308	345,138
#	CONMED Corp.	37,165	3,246,363

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Cooper Cos., Inc. (The)	4,843	$1,634,028
#*	Corcept Therapeutics, Inc.	33,763	380,171
*	CorVel Corp.	13,794	1,175,249
#*	Corvus Pharmaceuticals, Inc.	1,733	6,776
#*	Covetrus, Inc.	6,915	163,678
*	Cross Country Healthcare, Inc.	46,998	446,011
*	CryoLife, Inc.	51,939	1,496,882
*	Cumberland Pharmaceuticals, Inc.	30,478	178,296
*	Cutera, Inc.	8,986	229,682
	CVS Health Corp.	123,116	6,878,491
*	Cymabay Therapeutics, Inc.	16,958	104,800
	Danaher Corp.	40,474	5,686,597
*	DaVita, Inc.	43,264	2,589,350
#*	Deciphera Pharmaceuticals, Inc.	26,782	591,882
#*	Denali Therapeutics, Inc.	20,292	433,234
	DENTSPLY SIRONA, Inc.	41,363	2,252,215
#*	Dermira, Inc.	5,231	46,085
*	DexCom, Inc.	3,531	553,908
	Digirad Corp.	1,670	8,935
#*	Diplomat Pharmacy, Inc.	100,895	531,717
#*	Eagle Pharmaceuticals, Inc.	2,065	113,286
*	Elanco Animal Health, Inc.	3,781	124,622
*	Electromed, Inc.	3,600	19,188
*	Emergent BioSolutions, Inc.	71,251	3,145,019
*	Enanta Pharmaceuticals, Inc.	13,714	1,028,824
	Encompass Health Corp.	22,197	1,417,056
#*	Endo International P.L.C.	157,572	499,503
	Ensign Group, Inc. (The)	76,323	4,599,224
#*	Enzo Biochem, Inc.	63,830	249,575
#*	Epizyme, Inc.	21,822	289,360
#*	Evolent Health, Inc., Class A	113,775	775,946
#*	Exact Sciences Corp.	5,393	620,788
*	Exelixis, Inc.	6,204	131,959
*	Five Prime Therapeutics, Inc.	40,466	206,781
#*	Five Star Senior Living, Inc.	3,129	1,457
#*	Flexion Therapeutics, Inc.	4,425	44,427
*	FONAR Corp.	8,796	215,854
*	Fulgent Genetics, Inc.	5,510	36,697
#*	G1 Therapeutics, Inc.	10,247	254,228
*	Genomic Health, Inc.	2,122	154,842
	Gilead Sciences, Inc.	60,687	3,976,212
#*	Global Blood Therapeutics, Inc.	12,976	711,085
*	Globus Medical, Inc., Class A	33,409	1,522,782
#*	GlycoMimetics, Inc.	9,009	83,153
*	Haemonetics Corp.	27,564	3,365,013
#*	Hanger, Inc.	20,004	345,069
*	Harvard Bioscience, Inc.	53,799	133,422
#*	HealthEquity, Inc.	7,974	653,709
*	HealthStream, Inc.	46,827	1,322,394
#*	Henry Schein, Inc.	17,288	1,150,344
#*	Heska Corp.	3,188	255,486
	Hill-Rom Holdings, Inc.	32,197	3,433,488
*	HMS Holdings Corp.	105,774	3,691,513
*	Hologic, Inc.	56,601	2,900,801
*	Horizon Therapeutics P.L.C.	218,573	5,440,282
	Humana, Inc.	15,046	4,464,900
*	ICU Medical, Inc.	7,606	1,935,271
*	IDEXX Laboratories, Inc.	2,498	704,561
*	Incyte Corp.	7,515	638,174

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Infinity Pharmaceuticals, Inc.	31,444	$46,223
*	InfuSystem Holdings, Inc.	10,768	47,810
*	Innoviva, Inc.	30,128	357,921
#*	Inogen, Inc.	6,718	413,157
#*	Inovalon Holdings, Inc., Class A	10,048	150,720
#*	Insmed, Inc.	13,257	290,991
*	Inspire Medical Systems, Inc.	3,589	242,724
#*	Insulet Corp.	2,455	301,818
*	Integer Holdings Corp.	37,836	3,311,785
*	Integra LifeSciences Holdings Corp.	17,847	1,131,321
#*	Intellia Therapeutics, Inc.	7,053	127,659
#*	Intra-Cellular Therapies, Inc.	63,557	530,701
#*	IntriCon Corp.	6,777	121,850
#	Invacare Corp.	73,768	394,659
#*	Ionis Pharmaceuticals, Inc.	8,575	564,750
#*	Iovance Biotherapeutics, Inc.	2,907	71,483
*	IQVIA Holdings, Inc.	21,250	3,382,363
#*	iRadimed Corp.	3,451	82,410
#*	IRIDEX Corp.	4,733	16,282
*	Jazz Pharmaceuticals P.L.C.	11,218	1,563,565
	Johnson & Johnson	75,789	9,869,244
*	Jounce Therapeutics, Inc.	4,100	19,639
#*	Karyopharm Therapeutics, Inc.	30,841	271,709
	Kewaunee Scientific Corp.	2,037	37,175
*	Kindred Biosciences, Inc.	52,740	359,687
#*	Kura Oncology, Inc.	13,259	253,512
*	Laboratory Corp. of America Holdings	15,677	2,626,211
#*	Lannett Co., Inc.	21,420	151,439
*	Lantheus Holdings, Inc.	9,348	211,452
#	LeMaitre Vascular, Inc.	22,283	737,344
*	LHC Group, Inc.	47,408	6,000,905
#*	Ligand Pharmaceuticals, Inc.	6,286	575,232
#*	Lipocine, Inc.	16,133	30,491
#*	LivaNova P.L.C.	28,370	2,185,909
	Luminex Corp.	52,624	1,143,520
*	MacroGenics, Inc.	35,848	515,853
#*	Madrigal Pharmaceuticals, Inc.	6,142	536,135
*	Magellan Health, Inc.	42,946	3,020,822
#*	Mallinckrodt P.L.C.	136,066	926,609
*	Masimo Corp.	13,193	2,082,515
	McKesson Corp.	16,326	2,268,498
*	Medidata Solutions, Inc.	2,084	190,415
*	MEDNAX, Inc.	33,247	816,879
#*	Medpace Holdings, Inc.	35,049	2,760,459
	Medtronic P.L.C.	68,039	6,935,896
*	MEI Pharma, Inc.	20,418	34,711
*	Melinta Therapeutics, Inc.	6,598	26,194
	Merck & Co., Inc.	149,737	12,426,674
	Meridian Bioscience, Inc.	66,233	791,484
*	Merit Medical Systems, Inc.	66,660	2,630,404
#*	Merrimack Pharmaceuticals, Inc.	18,817	115,536
#	Mesa Laboratories, Inc.	4,234	1,065,613
*	Micron Solutions, Inc.	1,153	2,790
#*	Minerva Neurosciences, Inc.	58,093	385,738
#*	Mirati Therapeutics, Inc.	2,383	252,121
*	Misonix, Inc.	3,363	79,804
#*	Molecular Templates, Inc.	5,809	38,165
*	Molina Healthcare, Inc.	22,885	3,038,670
*	Momenta Pharmaceuticals, Inc.	78,565	887,785

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Mylan NV	154,925	$3,237,933
*	Myriad Genetics, Inc.	94,309	2,748,164
	National HealthCare Corp.	17,845	1,563,222
	National Research Corp.	17,003	1,146,342
*	Natus Medical, Inc.	40,962	1,272,689
#*	Nektar Therapeutics	20,328	578,535
*	Neogen Corp.	9,944	710,002
#*	NeoGenomics, Inc.	24,353	593,483
*	Neurocrine Biosciences, Inc.	5,994	577,762
*	NextGen Healthcare, Inc.	88,381	1,445,913
*	NuVasive, Inc.	78,781	5,246,815
*	Nuvectra Corp.	15,365	32,574
*	ObsEva SA	1,000	8,990
*	Omnicell, Inc.	46,914	3,528,402
#*	OPKO Health, Inc.	61,080	128,879
*	OraSure Technologies, Inc.	59,193	494,262
*	Orthofix Medical, Inc.	25,050	1,338,923
#*	Otonomy, Inc.	32,638	92,692
#*	Ovid therapeutics, Inc.	100	204
#	Owens & Minor, Inc.	156,412	423,877
*	Pacira BioSciences, Inc.	8,888	390,094
#	Patterson Cos., Inc.	31,591	625,502
#*	PDL BioPharma, Inc.	568,181	1,636,361
#*	Penumbra, Inc.	1,533	256,931
#	PerkinElmer, Inc.	14,215	1,224,196
	Perrigo Co. P.L.C.	31,337	1,692,511
#*	PetIQ, Inc.	2,266	77,588
*	Pfenex, Inc.	33,518	197,086
	Pfizer, Inc.	335,624	13,035,636
	Phibro Animal Health Corp., Class A	9,527	296,576
*	Pieris Pharmaceuticals, Inc.	4,700	25,850
*	PRA Health Sciences, Inc.	11,768	1,175,741
#*	Premier, Inc., Class A	37,841	1,466,339
#*	Prestige Consumer Healthcare, Inc.	84,025	2,907,265
	ProPhase Labs, Inc.	98	199
*	Protagonist Therapeutics, Inc.	2,113	23,285
*	Prothena Corp. P.L.C.	30,062	281,380
*	Providence Service Corp. (The)	24,996	1,393,277
#*	PTC Therapeutics, Inc.	17,954	864,844
	Quest Diagnostics, Inc.	28,929	2,953,072
*	Quidel Corp.	27,966	1,650,833
#*	Quorum Health Corp.	38,186	63,389
*	Ra Pharmaceuticals, Inc.	2,014	68,557
*	RadNet, Inc.	29,019	427,450
*	Regeneron Pharmaceuticals, Inc.	4,715	1,436,943
#*	REGENXBIO, Inc.	31,929	1,417,967
#*	Repligen Corp.	53,489	5,048,827
	ResMed, Inc.	9,930	1,277,991
#*	Retrophin, Inc.	35,900	710,461
*	Rhythm Pharmaceuticals, Inc.	3,356	64,603
*	Rigel Pharmaceuticals, Inc.	31,528	71,884
#*	RTI Surgical Holdings, Inc.	94,419	402,225
#*	Sage Therapeutics, Inc.	606	97,166
#*	Sangamo Therapeutics, Inc.	103,337	1,241,077
#*	Sarepta Therapeutics, Inc.	1,206	179,513
*	SeaSpine Holdings Corp.	20,136	255,929
#*	Seattle Genetics, Inc.	7,900	598,109
*	Select Medical Holdings Corp.	248,414	4,158,450
#*	Sierra Oncology, Inc.	12,257	6,390

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Simulations Plus, Inc.	8,722	$338,588
#*	Spectrum Pharmaceuticals, Inc.	27,198	206,161
#*	STAAR Surgical Co.	4,852	142,212
	STERIS P.L.C.	10,617	1,580,447
	Stryker Corp.	3,918	821,918
*	Supernus Pharmaceuticals, Inc.	36,425	1,215,502
*	Surmodics, Inc.	21,529	897,759
#*	Syndax Pharmaceuticals, Inc.	30,831	295,978
#*	Syneos Health, Inc.	71,772	3,666,831
#*	Synlogic, Inc.	52,617	295,181
#*	Syros Pharmaceuticals, Inc.	5,033	37,647
	Taro Pharmaceutical Industries, Ltd.	10,685	863,027
#*	Teladoc Health, Inc.	4,256	290,429
	Teleflex, Inc.	6,181	2,099,933
#*	Tenet Healthcare Corp.	90,168	2,125,260
#*	Tetraphase Pharmaceuticals, Inc.	36,940	12,700
	Thermo Fisher Scientific, Inc.	23,658	6,569,353
#*	Tivity Health, Inc.	57,621	1,005,486
*	Triple-S Management Corp., Class B	47,229	1,132,561
#*	Ultragenyx Pharmaceutical Inc.	1,216	73,276
*	United Therapeutics Corp.	36,283	2,875,065
	UnitedHealth Group, Inc.	51,083	12,720,178
	Universal Health Services, Inc., Class B	16,415	2,476,367
	US Physical Therapy, Inc.	13,395	1,729,027
#	Utah Medical Products, Inc.	4,195	381,703
#*	Vanda Pharmaceuticals, Inc.	18,829	234,421
*	Varex Imaging Corp.	54,091	1,719,553
*	Varian Medical Systems, Inc.	7,690	902,575
#*	VBI Vaccines, Inc.	24,621	18,020
*	Veeva Systems, Inc., Class A	7,185	1,191,992
#*	Verastem, Inc.	17,311	25,967
#*	Waters Corp.	5,244	1,104,177
*	WellCare Health Plans, Inc.	10,948	3,144,813
	West Pharmaceutical Services, Inc.	7,855	1,078,256
#*	Wright Medical Group NV	42,764	1,234,169
#*	XBiotech, Inc.	2,861	20,141
#*	Xencor, Inc.	38,057	1,675,269
#*	Zafgen, Inc.	26,778	24,368
	Zimmer Biomet Holdings, Inc.	13,267	1,792,770
#*	Zogenix, Inc.	41,702	2,008,785
#*	Zynerba Pharmaceuticals, Inc.	6,156	65,192
TOTAL HEALTH CARE			408,341,548
INDUSTRIALS — (15.4%)
#	AAON, Inc.	37,376	1,898,701
	AAR Corp.	47,798	2,000,824
#	ABM Industries, Inc.	111,632	4,698,591
*	Acacia Research Corp.	23,539	65,674
	ACCO Brands Corp.	191,362	1,871,520
	Acme United Corp.	1,921	39,957
	Actuant Corp., Class A	77,976	1,785,650
	Acuity Brands, Inc.	15,037	2,018,266
*	Advanced Disposal Services, Inc.	102,847	3,329,157
	Advanced Drainage Systems, Inc.	27,226	896,552
*	AECOM	197,010	7,082,509
*	Aegion Corp.	64,473	1,215,316
*	AeroCentury Corp.	1,149	9,192
#*	Aerojet Rocketdyne Holdings, Inc.	30,627	1,308,385
*	Aerovironment, Inc.	32,120	1,761,782

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	90,909	$6,999,993
	Air Lease Corp.	161,879	6,764,923
*	Air Transport Services Group, Inc.	119,416	2,783,587
	Aircastle, Ltd.	136,246	2,832,554
#	Alamo Group, Inc.	16,351	1,600,599
	Alaska Air Group, Inc.	41,202	2,610,559
	Albany International Corp., Class A	43,048	3,701,698
#	Allegiant Travel Co.	25,277	3,787,758
	Allegion P.L.C.	10,433	1,080,233
	Allied Motion Technologies, Inc.	17,836	707,019
	Allison Transmission Holdings, Inc.	40,489	1,860,470
*	Alpha Pro Tech, Ltd.	2,600	9,178
	Altra Industrial Motion Corp.	52,846	1,518,266
	AMERCO	5,707	2,208,609
#*	Ameresco, Inc., Class A	28,826	410,771
	American Airlines Group, Inc.	40,944	1,249,201
*	American Woodmark Corp.	25,225	2,140,341
	AMETEK, Inc.	24,074	2,157,271
*	AMREP Corp.	6,528	39,821
#	AO Smith Corp.	22,300	1,013,535
	Apogee Enterprises, Inc.	46,048	1,867,707
	Applied Industrial Technologies, Inc.	59,243	3,604,344
*	ARC Document Solutions, Inc.	72,114	136,295
	ArcBest Corp.	28,900	864,977
	Arconic, Inc.	73,655	1,844,321
	Arcosa, Inc.	73,966	2,773,725
#	Argan, Inc.	31,902	1,312,767
*	Armstrong Flooring, Inc.	46,333	387,344
	Armstrong World Industries, Inc.	23,085	2,255,635
*	Arotech Corp.	34,994	75,762
*	ASGN, Inc.	68,693	4,331,094
#	Astec Industries, Inc.	36,737	1,200,933
*	Astronics Corp.	28,076	1,034,320
#*	Astronics Corp., Class B	15,052	561,139
*	Atkore International Group, Inc.	54,213	1,479,473
#*	Atlas Air Worldwide Holdings, Inc.	47,195	2,154,452
#*	Avalon Holdings Corp., Class A	400	1,048
*	Avis Budget Group, Inc.	34,309	1,248,505
#*	Axon Enterprise, Inc.	24,218	1,700,588
	AZZ, Inc.	36,002	1,676,973
	Barnes Group, Inc.	61,276	3,188,803
	Barrett Business Services, Inc.	5,321	465,588
#*	Beacon Roofing Supply, Inc.	87,212	3,159,691
	BG Staffing, Inc.	3,024	50,259
*	Blue Bird Corp.	590	12,225
*	BMC Stock Holdings, Inc.	95,864	2,027,524
	Brady Corp., Class A	66,251	3,427,164
#	Briggs & Stratton Corp.	99,229	945,652
#	Brink's Co. (The)	23,702	2,136,972
*	Builders FirstSource, Inc.	166,888	2,867,136
#	BWX Technologies, Inc.	32,390	1,746,145
*	CAI International, Inc.	33,763	769,796
	Carlisle Cos., Inc.	24,415	3,520,887
*	Casella Waste Systems, Inc., Class A	33,003	1,438,931
	Caterpillar, Inc.	17,734	2,335,036
*	CBIZ, Inc.	100,926	2,358,641
*	CECO Environmental Corp.	55,638	513,539
*	Celadon Group, Inc.	49,176	63,437
#	CH Robinson Worldwide, Inc.	8,795	736,405

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	62,926	$4,752,801
	Chicago Rivet & Machine Co.	855	22,153
#*	Cimpress NV	8,368	807,094
	Cintas Corp.	14,003	3,646,941
*	CIRCOR International, Inc.	28,182	1,070,916
*	Civeo Corp.	133,462	220,212
*	Clean Harbors, Inc.	84,772	6,596,109
#*	Colfax Corp.	66,319	1,835,710
	Columbus McKinnon Corp.	33,079	1,271,557
	Comfort Systems USA, Inc.	54,138	2,273,796
*	Commercial Vehicle Group, Inc.	61,691	500,931
	CompX International, Inc.	2,522	41,487
*	Continental Building Products, Inc.	69,176	1,700,346
*	Continental Materials Corp.	73	1,113
	Copa Holdings SA, Class A	33,054	3,341,759
*	Copart, Inc.	39,031	3,026,073
*	Cornerstone Building Brands, Inc.	117,765	685,392
	Costamare, Inc.	46,872	282,638
*	CoStar Group, Inc.	2,195	1,350,803
#	Covanta Holding Corp.	182,391	3,140,773
*	Covenant Transportation Group, Inc., Class A	32,481	547,305
*	CPI Aerostructures, Inc.	7,398	58,074
	CRA International, Inc.	14,848	644,700
	Crane Co.	27,838	2,330,041
	CSW Industrials, Inc.	16,758	1,183,282
	CSX Corp.	80,230	5,648,192
	Cubic Corp.	43,847	2,902,671
	Cummins, Inc.	11,147	1,828,108
	Curtiss-Wright Corp.	36,163	4,589,446
	Deere & Co.	24,279	4,021,816
	Delta Air Lines, Inc.	102,481	6,255,440
	Deluxe Corp.	43,579	1,944,495
*	DLH Holdings Corp.	3,701	17,765
	Donaldson Co., Inc.	20,326	1,015,284
	Douglas Dynamics, Inc.	55,465	2,279,611
	Dover Corp.	31,123	3,014,263
*	Ducommun, Inc.	14,374	605,864
*	DXP Enterprises, Inc.	27,505	933,795
*	Dycom Industries, Inc.	48,010	2,648,232
#*	Eagle Bulk Shipping, Inc.	11,562	53,532
	Eastern Co. (The)	7,272	183,691
	Eaton Corp. P.L.C.	44,105	3,624,990
*	Echo Global Logistics, Inc.	48,464	1,020,652
	Ecology and Environment, Inc., Class A	2,769	28,798
	EMCOR Group, Inc.	65,775	5,550,752
	Emerson Electric Co.	31,243	2,027,046
	Encore Wire Corp.	38,921	2,137,541
	EnerSys	55,063	3,750,341
	Ennis, Inc.	49,744	1,011,296
	EnPro Industries, Inc.	29,781	2,115,642
	Equifax, Inc.	11,845	1,647,521
	ESCO Technologies, Inc.	40,876	3,415,599
	Espey Manufacturing & Electronics Corp.	3,027	77,521
#	EVI Industries, Inc.	1,100	38,632
#*	ExOne Co. (The)	16,129	128,387
	Expeditors International of Washington, Inc.	10,629	811,524
	Exponent, Inc.	31,564	2,171,603
	Fastenal Co.	23,502	723,862
	Federal Signal Corp.	120,548	3,755,070

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	FedEx Corp.	29,682	$5,061,671
	Flowserve Corp.	18,900	945,567
	Fluor Corp.	30,132	979,591
	Forrester Research, Inc.	15,466	732,006
	Fortive Corp.	16,021	1,218,397
	Fortune Brands Home & Security, Inc.	26,275	1,443,548
	Forward Air Corp.	48,350	3,046,050
*	Franklin Covey Co.	24,297	886,841
	Franklin Electric Co., Inc.	67,057	3,142,291
*	FreightCar America, Inc.	24,288	132,855
*	FTI Consulting, Inc.	63,121	6,592,988
*	Gardner Denver Holdings, Inc.	14,982	493,957
#	GATX Corp.	53,633	4,122,232
*	Genco Shipping & Trading, Ltd.	3,414	32,843
*	Gencor Industries, Inc.	15,825	201,927
*	Generac Holdings, Inc.	37,372	2,701,996
	General Dynamics Corp.	19,237	3,576,928
	General Electric Co.	303,888	3,175,630
*	Genesee & Wyoming, Inc., Class A	76,777	8,430,882
*	Gibraltar Industries, Inc.	48,703	2,018,252
*	GMS, Inc.	57,077	1,284,803
#	Golden Ocean Group, Ltd.	14,670	89,194
*	Goldfield Corp. (The)	30,550	71,793
	Gorman-Rupp Co. (The)	50,017	1,661,565
*	GP Strategies Corp.	30,847	489,850
	Graco, Inc.	27,822	1,337,682
#	GrafTech International, Ltd.	1,708	19,557
	Graham Corp.	13,470	291,626
#	Granite Construction, Inc.	59,226	2,102,523
*	Great Lakes Dredge & Dock Corp.	120,895	1,297,203
	Greenbrier Cos., Inc. (The)	49,609	1,434,196
	Griffon Corp.	70,633	1,154,850
	H&E Equipment Services, Inc.	56,675	1,734,822
*	Harsco Corp.	71,652	1,680,956
#	Hawaiian Holdings, Inc.	101,036	2,625,926
*	HD Supply Holdings, Inc.	38,192	1,547,158
#	Healthcare Services Group, Inc.	9,321	222,865
	Heartland Express, Inc.	138,363	2,745,122
#	HEICO Corp.	12,235	1,673,136
	HEICO Corp., Class A	28,620	3,016,262
	Heidrick & Struggles International, Inc.	30,459	904,632
	Helios Technologies, Inc.	34,683	1,628,714
*	Herc Holdings, Inc.	52,159	2,354,457
*	Heritage-Crystal Clean, Inc.	22,138	620,971
	Herman Miller, Inc.	108,676	4,927,370
*	Hertz Global Holdings, Inc.	197,851	3,070,648
	Hexcel Corp.	42,016	3,435,228
#*	Hill International, Inc.	65,661	206,832
	Hillenbrand, Inc.	82,894	2,792,699
	HNI Corp.	70,785	2,423,678
	Honeywell International, Inc.	22,922	3,953,128
*	Houston Wire & Cable Co.	24,592	114,353
*	Hub Group, Inc., Class A	57,010	2,585,403
	Hubbell, Inc.	11,109	1,442,837
*	Hudson Global, Inc.	8,766	93,358
*	Hudson Technologies, Inc.	99,206	60,823
	Huntington Ingalls Industries, Inc.	9,779	2,232,546
	Hurco Cos., Inc.	12,670	433,187
*	Huron Consulting Group, Inc.	39,844	2,429,289

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale Materials Handling, Inc.	18,077	$1,117,882
*	IAA Inc.	58,265	2,723,889
	ICF International, Inc.	32,049	2,730,254
	IDEX Corp.	11,576	1,947,315
*	IES Holdings, Inc.	21,406	387,663
	Ingersoll-Rand P.L.C.	20,633	2,551,477
*	InnerWorkings, Inc.	130,422	477,345
*	Innovative Solutions & Support, Inc.	16,826	92,711
	Insperity, Inc.	12,726	1,353,410
	Insteel Industries, Inc.	41,572	811,070
	Interface, Inc.	90,886	1,259,680
	ITT, Inc.	71,859	4,485,439
	Jacobs Engineering Group, Inc.	34,927	2,881,827
	JB Hunt Transport Services, Inc.	10,031	1,026,873
*	JELD-WEN Holding, Inc.	78,670	1,723,660
*	JetBlue Airways Corp.	349,450	6,719,923
	John Bean Technologies Corp.	11,047	1,310,837
	Johnson Controls International P.L.C.	99,354	4,216,584
	Kadant, Inc.	16,579	1,549,473
	Kaman Corp.	43,398	2,751,433
	Kansas City Southern	22,293	2,758,536
	KAR Auction Services, Inc.	58,265	1,558,006
	Kelly Services, Inc., Class A	60,699	1,689,253
	Kelly Services, Inc., Class B	700	21,067
	Kennametal, Inc.	54,198	1,874,167
	Kforce, Inc.	48,074	1,638,843
	Kimball International, Inc., Class B	80,142	1,389,662
*	Kirby Corp.	80,439	6,303,200
#	Knight-Swift Transportation Holdings, Inc.	118,834	4,259,011
	Knoll, Inc.	81,955	1,987,409
	Korn Ferry	93,269	3,663,606
*	Kratos Defense & Security Solutions, Inc.	131,044	3,230,235
	L3Harris Technologies, Inc.	42,343	8,790,407
#	Landstar System, Inc.	19,002	2,114,353
*	Lawson Products, Inc.	13,445	562,942
*	LB Foster Co., Class A	13,873	335,310
#	Lennox International, Inc.	7,521	1,928,986
*	Limbach Holdings, Inc.	8,911	79,130
#	Lincoln Electric Holdings, Inc.	20,483	1,731,223
#	Lindsay Corp.	12,354	1,126,932
*	LS Starrett Co. (The), Class A	14,544	85,082
#	LSC Communications, Inc.	33,103	33,103
	LSI Industries, Inc.	46,455	183,962
*	Lydall, Inc.	38,200	901,520
#	Macquarie Infrastructure Corp.	11,653	482,900
#*	Manitex International, Inc.	18,500	120,250
*	Manitowoc Co., Inc. (The)	62,953	1,130,006
	ManpowerGroup, Inc.	21,890	1,999,651
	Marten Transport, Ltd.	74,983	1,504,909
	Masco Corp.	45,398	1,850,876
*	Masonite International Corp.	44,525	2,373,182
#*	MasTec, Inc.	119,034	6,108,825
*	Mastech Digital, Inc.	1,982	11,912
	Matson, Inc.	77,030	3,151,297
	Matthews International Corp., Class A	46,537	1,589,239
	McGrath RentCorp	43,845	2,986,283
*	Mercury Systems, Inc.	59,593	4,858,021
*	Meritor, Inc.	66,170	1,636,384
#*	Middleby Corp. (The)	9,563	1,285,076

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Milacron Holdings Corp.	111,799	$1,882,695
	Miller Industries, Inc.	15,566	485,971
*	Mistras Group, Inc.	42,126	638,630
	Mobile Mini, Inc.	81,089	2,753,782
	Moog, Inc., Class A	43,144	3,514,510
*	MRC Global, Inc.	137,564	2,151,501
#	MSA Safety, Inc.	13,313	1,402,525
	MSC Industrial Direct Co., Inc., Class A	24,221	1,720,902
	Mueller Industries, Inc.	91,613	2,765,796
	Mueller Water Products, Inc., Class A	233,242	2,372,071
*	MYR Group, Inc.	38,589	1,393,835
#	National Presto Industries, Inc.	10,028	922,275
	Navigant Consulting, Inc.	85,820	2,090,575
*	Navistar International Corp.	21,536	672,785
	Nielsen Holdings P.L.C.	25,907	600,006
*	NL Industries, Inc.	51,658	262,939
#	NN, Inc.	53,388	438,315
#	Nordson Corp.	12,091	1,712,811
	Norfolk Southern Corp.	41,621	7,954,606
	Northrop Grumman Corp.	13,622	4,707,355
*	Northwest Pipe Co.	13,935	325,522
*	NOW, Inc.	178,004	2,180,549
#*	NV5 Global, Inc.	17,856	1,419,016
	nVent Electric P.L.C.	59,079	1,464,568
	Old Dominion Freight Line, Inc.	21,910	3,658,532
#	Omega Flex, Inc.	4,638	352,766
*	Orion Group Holdings, Inc.	48,348	196,776
	Oshkosh Corp.	43,127	3,604,123
	Owens Corning	79,672	4,620,976
	PACCAR, Inc.	35,291	2,475,311
*	PAM Transportation Services, Inc.	7,870	459,687
	Pangaea Logistics Solutions, Ltd.	22,029	77,983
	Park Aerospace Corp.	31,762	577,751
	Parker-Hannifin Corp.	11,561	2,024,100
	Park-Ohio Holdings Corp.	23,782	727,729
*	Patrick Industries, Inc.	38,694	1,774,894
*	Patriot Transportation Holding, Inc.	2,586	44,221
	Pentair P.L.C.	71,698	2,782,599
*	Performant Financial Corp.	54,745	66,789
*	Perma-Fix Environmental Services	2,877	10,731
*	Perma-Pipe International Holdings, Inc.	5,730	50,711
*	PGT Innovations, Inc.	85,330	1,375,520
*	PICO Holdings, Inc.	33,012	333,091
	Powell Industries, Inc.	20,632	763,178
#*	Power Solutions International, Inc.	2,041	20,155
	Preformed Line Products Co.	6,904	398,844
	Primoris Services Corp.	82,712	1,733,644
*	Proto Labs, Inc.	10,838	1,128,236
#	Quad/Graphics, Inc.	68,022	769,329
	Quanex Building Products Corp.	63,811	1,188,161
	Quanta Services, Inc.	202,897	7,592,406
*	Radiant Logistics, Inc.	58,067	318,788
	Raven Industries, Inc.	46,445	1,683,167
	Raytheon Co.	17,714	3,229,085
*	RBC Bearings, Inc.	16,017	2,605,806
*	RCM Technologies, Inc.	12,068	39,824
	Regal Beloit Corp.	57,685	4,592,880
	Republic Services, Inc.	38,879	3,446,623
*	Resideo Technologies, Inc.	3,820	72,045

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	62,952	$1,107,955
#	REV Group, Inc.	58,409	851,019
*	Rexnord Corp.	150,910	4,420,154
	Robert Half International, Inc.	24,849	1,501,128
#	Rollins, Inc.	37,797	1,267,333
	Roper Technologies, Inc.	5,710	2,076,441
	Rush Enterprises, Inc., Class A	59,106	2,225,932
	Rush Enterprises, Inc., Class B	7,606	299,676
	Ryder System, Inc.	83,727	4,459,300
*	Saia, Inc.	42,288	3,226,574
	Schneider National, Inc., Class B	8,478	163,625
	Scorpio Bulkers, Inc.	97,352	585,086
*	Sensata Technologies Holding P.L.C.	10,785	511,533
	Servotronics, Inc.	1,499	15,545
*	SIFCO Industries, Inc.	4,888	13,589
	Simpson Manufacturing Co., Inc.	65,884	4,068,996
#*	SiteOne Landscape Supply, Inc.	10,251	757,241
	SkyWest, Inc.	86,946	5,278,492
#	Snap-on, Inc.	11,787	1,798,814
	Southwest Airlines Co.	65,711	3,386,088
*	SP Plus Corp.	39,895	1,377,574
	Spartan Motors, Inc.	48,295	580,506
	Spirit AeroSystems Holdings, Inc., Class A	24,712	1,898,870
*	Spirit Airlines, Inc.	126,701	5,375,923
*	SPX Corp.	48,883	1,706,017
*	SPX FLOW, Inc.	61,943	2,512,408
	Standex International Corp.	18,190	1,280,030
	Stanley Black & Decker, Inc.	18,154	2,679,349
	Steelcase, Inc., Class A	144,305	2,440,198
#*	Stericycle, Inc.	11,451	526,288
*	Sterling Construction Co., Inc.	39,303	492,074
#*	Sunrun, Inc.	103,956	1,980,362
	Systemax, Inc.	34,554	749,822
#*	Team, Inc.	65,586	1,086,104
#*	Tecogen, Inc.	4,787	15,510
*	Teledyne Technologies, Inc.	11,941	3,478,174
#	Tennant Co.	21,903	1,667,037
	Terex Corp.	96,821	2,948,199
	Tetra Tech, Inc.	80,451	6,371,719
*	Textainer Group Holdings, Ltd.	64,325	625,882
	Textron, Inc.	56,647	2,792,697
*	Thermon Group Holdings, Inc.	49,953	1,265,809
	Timken Co. (The)	60,233	2,753,250
	Titan International, Inc.	90,143	340,741
*	Titan Machinery, Inc.	34,363	712,689
	Toro Co. (The)	15,600	1,135,992
#*	TPI Composites, Inc.	16,733	427,863
*	Transcat, Inc.	7,856	187,130
*	TransDigm Group, Inc.	4,939	2,397,588
	TransUnion	12,705	1,051,847
#*	Trex Co., Inc.	28,150	2,301,262
*	TriMas Corp.	65,567	1,966,354
*	TriNet Group, Inc.	23,797	1,750,031
#	Trinity Industries, Inc.	221,900	4,349,240
	Triton International, Ltd.	141,024	4,665,074
#	Triumph Group, Inc.	37,036	897,382
*	TrueBlue, Inc.	73,050	1,444,198
#*	Tutor Perini Corp.	74,797	976,849
*	Twin Disc, Inc.	17,482	211,008

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	19,727	$172,217
	UniFirst Corp.	17,486	3,442,469
	Union Pacific Corp.	37,939	6,827,123
*	United Airlines Holdings, Inc.	45,529	4,184,570
*	United Rentals, Inc.	26,585	3,364,332
	United Technologies Corp.	67,283	8,989,009
#*	Univar, Inc.	30,798	681,252
	Universal Forest Products, Inc.	102,558	4,146,420
	Universal Logistics Holdings, Inc.	31,241	615,135
	US Ecology, Inc.	27,263	1,734,745
#*	USA Truck, Inc.	16,095	130,691
	Valmont Industries, Inc.	13,308	1,831,181
*	Vectrus, Inc.	18,084	731,317
	Verisk Analytics, Inc.	12,650	1,919,258
*	Veritiv Corp.	19,276	335,788
	Viad Corp.	37,841	2,616,327
#*	Vicor Corp.	23,646	698,976
	Virco Manufacturing Corp.	21,597	97,402
*	Volt Information Sciences, Inc.	81,500	374,085
	VSE Corp.	18,642	558,514
	Wabash National Corp.	124,906	1,977,262
*	WABCO Holdings, Inc.	8,765	1,160,574
#	Wabtec Corp.	13,520	1,050,234
*	WageWorks, Inc.	39,496	2,021,010
	Waste Management, Inc.	23,011	2,692,287
	Watsco, Inc.	11,275	1,833,540
	Watsco, Inc., Class B	1,205	199,421
	Watts Water Technologies, Inc., Class A	40,033	3,716,263
#*	Welbilt, Inc.	28,056	460,680
	Werner Enterprises, Inc.	134,974	4,474,388
*	Wesco Aircraft Holdings, Inc.	169,349	1,783,245
*	WESCO International, Inc.	86,765	4,402,456
#*	Willdan Group, Inc.	11,989	419,375
*	Williams Industrial Services Group, Inc.	14,548	31,860
*	Willis Lease Finance Corp.	8,183	509,392
#*	WillScot Corp.	61,238	974,909
	Woodward, Inc.	35,519	3,979,549
	WW Grainger, Inc.	7,963	2,317,472
#*	XPO Logistics, Inc.	46,284	3,123,244
	Xylem, Inc.	31,203	2,505,289
#*	YRC Worldwide, Inc.	296,017	965,015
TOTAL INDUSTRIALS			777,737,726
INFORMATION TECHNOLOGY — (13.8%)
#*	2U, Inc.	1,211	15,501
#*	3D Systems Corp.	96,183	867,571
*	Acacia Communications, Inc.	39,999	2,686,733
*	ACI Worldwide, Inc.	142,059	4,767,500
*	ADDvantage Technologies Group, Inc.	7,160	12,673
	ADTRAN, Inc.	81,476	905,198
*	Advanced Energy Industries, Inc.	52,261	3,052,042
#*	Advanced Micro Devices, Inc.	43,684	1,330,178
*	Agilysys, Inc.	36,408	893,088
*	Akamai Technologies, Inc.	17,530	1,544,919
#*	Alarm.com Holdings, Inc.	6,630	330,903
*	Alithya Group, Inc., Class A	10,105	30,113
*	ALJ Regional Holdings, Inc.	26,775	47,392
	Alliance Data Systems Corp.	7,440	1,167,485
*	Alpha & Omega Semiconductor, Ltd.	49,719	504,648

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Altair Engineering, Inc., Class A	4,241	$176,468
#*	Ambarella, Inc.	30,687	1,532,816
	Amdocs, Ltd.	26,170	1,674,618
	American Software, Inc., Class A	34,705	462,271
*	Amkor Technology, Inc.	409,588	3,780,497
	Amphenol Corp., Class A	24,270	2,264,876
*	Amtech Systems, Inc.	12,576	73,947
	Analog Devices, Inc.	26,772	3,144,639
*	Anixter International, Inc.	60,506	3,894,166
*	ANSYS, Inc.	7,175	1,457,386
#*	Appfolio, Inc., Class A	3,502	338,118
	Apple, Inc.	285,245	60,768,595
	Applied Materials, Inc.	70,077	3,459,701
#*	Applied Optoelectronics, Inc.	775	7,758
*	Arista Networks, Inc.	8,033	2,196,624
*	Arlo Technologies, Inc.	109,259	469,814
*	Arrow Electronics, Inc.	78,718	5,715,714
*	Aspen Technology, Inc.	13,964	1,841,433
	AstroNova, Inc.	7,311	176,780
#*	Asure Software, Inc.	15,001	135,759
*	Autodesk, Inc.	4,250	663,723
#*	Avaya Holdings Corp.	40,793	491,148
*	Aviat Networks, Inc.	9,191	117,829
*	Avid Technology, Inc.	28,834	295,549
	Avnet, Inc.	109,967	4,994,701
	AVX Corp.	156,758	2,387,424
*	Aware, Inc.	18,447	52,205
*	Axcelis Technologies, Inc.	51,440	825,612
*	AXT, Inc.	67,692	289,045
#	Badger Meter, Inc.	36,009	1,926,121
	Bel Fuse, Inc., Class A	3,300	48,345
	Bel Fuse, Inc., Class B	16,034	264,401
	Belden, Inc.	58,917	2,678,367
	Benchmark Electronics, Inc.	89,328	2,417,216
*	BK Technologies Corp.	7,900	30,810
*	Black Knight, Inc.	43,727	2,768,794
	Blackbaud, Inc.	12,179	1,108,289
	Booz Allen Hamilton Holding Corp.	20,056	1,378,850
*	Bottomline Technologies De, Inc.	22,107	930,484
	Broadcom, Inc.	21,773	6,313,952
	Broadridge Financial Solutions, Inc.	21,325	2,710,834
#*	BroadVision, Inc.	4,752	6,083
	Brooks Automation, Inc.	102,978	3,995,546
*	BSQUARE Corp.	22,217	27,993
	Cabot Microelectronics Corp.	37,421	4,552,265
*	CACI International, Inc., Class A	26,479	5,696,957
*	Cadence Design Systems, Inc.	32,200	2,379,902
*	CalAmp Corp.	32,921	367,398
*	Calix, Inc.	98,723	619,980
#*	Carbonite, Inc.	32,136	576,198
#*	Cardtronics P.L.C., Class A	79,978	2,277,773
	Cass Information Systems, Inc.	22,803	1,160,901
*	CCUR Holdings, Inc.	7,430	27,491
	CDK Global, Inc.	8,880	460,606
	CDW Corp.	27,749	3,278,822
*	CEVA, Inc.	26,549	737,531
*	ChannelAdvisor Corp.	3,913	35,726
*	Ciena Corp.	122,365	5,533,345
*	Cirrus Logic, Inc.	99,060	4,858,893

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cisco Systems, Inc.	237,876	$13,178,330
*	Cision, Ltd.	54,363	564,832
	Citrix Systems, Inc.	10,116	953,332
*	Clearfield, Inc.	10,460	138,595
#*	ClearOne, Inc.	5,532	11,949
	Cognex Corp.	35,708	1,571,509
	Cognizant Technology Solutions Corp., Class A	20,103	1,309,509
#*	Coherent, Inc.	3,708	514,856
	Cohu, Inc.	54,502	826,250
*	CommScope Holding Co., Inc.	40,238	574,599
	Communications Systems, Inc.	12,722	46,817
*	CommVault Systems, Inc.	1,198	54,437
*	Computer Task Group, Inc.	23,188	102,027
	Comtech Telecommunications Corp.	30,405	904,853
*	Conduent, Inc.	243,539	2,216,205
*	Control4 Corp.	28,522	681,961
*	CoreLogic, Inc.	56,455	2,572,654
	Corning, Inc.	139,894	4,301,740
*	Cray, Inc.	71,074	2,462,003
#*	Cree, Inc.	112,376	6,987,540
	CSG Systems International, Inc.	49,189	2,520,444
	CSP, Inc.	2,269	30,995
	CTS Corp.	64,349	2,028,280
*	CyberOptics Corp.	7,973	107,237
	Cypress Semiconductor Corp.	242,616	5,572,890
	Daktronics, Inc.	67,520	428,077
*	DASAN Zhone Solutions, Inc.	13,943	140,406
*	Data I/O Corp.	3,826	16,834
*	Dell Technologies, Class C	10,082	582,135
#*	Diebold Nixdorf, Inc.	54,849	762,950
*	Digi International, Inc.	40,420	530,715
*	Diodes, Inc.	90,579	3,858,665
	Dolby Laboratories, Inc., Class A	37,536	2,556,202
*	DSP Group, Inc.	29,069	468,592
	DXC Technology Co.	84,768	4,727,511
#	Ebix, Inc.	36,711	1,689,807
*	EchoStar Corp., Class A	62,434	2,841,996
*	EMCORE Corp.	28,865	86,018
#*	Endurance International Group Holdings, Inc.	3,916	18,562
	Entegris, Inc.	97,200	4,229,172
#*	Envestnet, Inc.	11,881	848,422
*	EPAM Systems, Inc.	9,710	1,881,701
*	ePlus, Inc.	22,973	1,743,651
*	Euronet Worldwide, Inc.	17,291	2,695,840
	EVERTEC, Inc.	11,420	365,668
*	Evolving Systems, Inc.	2,350	1,898
*	ExlService Holdings, Inc.	48,576	3,341,543
*	F5 Networks, Inc.	5,100	748,272
*	Fabrinet	65,866	3,535,687
*	Fair Isaac Corp.	7,907	2,747,050
*	FARO Technologies, Inc.	26,510	1,415,369
	Fidelity National Information Services, Inc.	40,739	5,428,493
*	Finisar Corp.	208,181	4,898,499
#*	First Solar, Inc.	68,637	4,426,400
*	Fiserv, Inc.	5,414	570,767
#*	Fitbit, Inc., Class A	249,795	1,049,139
*	FleetCor Technologies, Inc.	8,593	2,441,873
*	Flex, Ltd.	202,097	2,253,382
	FLIR Systems, Inc.	52,141	2,589,322

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	130,869	$2,195,982
*	Fortinet, Inc.	7,132	572,771
*	Frequency Electronics, Inc.	8,185	95,437
*	Gartner, Inc.	12,003	1,672,378
	Genpact, Ltd.	66,831	2,651,854
#	Global Payments, Inc.	25,108	4,216,135
	GlobalSCAPE, Inc.	11,862	165,475
#*	Globant SA	11,214	1,188,684
*	GSE Systems, Inc.	26,843	57,981
*	GSI Technology, Inc.	26,474	217,616
#*	GTT Communications, Inc.	42,732	517,057
#*	Guidewire Software, Inc.	5,703	582,162
	Hackett Group, Inc. (The)	46,964	771,149
#*	Harmonic, Inc.	180,054	1,345,003
	Hewlett Packard Enterprise Co.	460,940	6,623,708
	HP, Inc.	122,449	2,576,327
#*	HubSpot, Inc.	1,641	293,280
*	Ichor Holdings, Ltd.	35,689	899,720
#*	ID Systems, Inc.	8,720	53,454
*	IEC Electronics Corp.	7,468	44,808
#*	II-VI, Inc.	85,449	3,392,325
#*	Immersion Corp.	24,423	196,361
#*	Infinera Corp.	215,124	830,379
*	Information Services Group, Inc.	28,020	76,214
*	Innodata, Inc.	21,458	26,823
#*	Inphi Corp.	8,004	481,921
#*	Inseego Corp.	6,476	33,675
*	Insight Enterprises, Inc.	64,391	3,542,793
	Intel Corp.	578,019	29,218,860
	InterDigital, Inc.	50,773	3,271,304
#*	Internap Corp.	16,678	49,700
*	inTEST Corp.	8,305	37,622
*	Intevac, Inc.	26,456	135,984
#*	IPG Photonics Corp.	13,262	1,737,455
*	Iteris, Inc.	13,000	70,330
*	Itron, Inc.	46,791	2,901,042
#	j2 Global, Inc.	32,238	2,872,083
	Jabil, Inc.	231,247	7,140,907
	Jack Henry & Associates, Inc.	12,784	1,785,925
	Juniper Networks, Inc.	79,147	2,138,552
	KBR, Inc.	226,577	5,977,101
#	KEMET Corp.	100,050	2,013,006
*	Key Tronic Corp.	11,045	54,452
*	Keysight Technologies, Inc.	30,814	2,758,469
*	Kimball Electronics, Inc.	29,728	472,675
	KLA Corp.	17,987	2,451,988
*	Knowles Corp.	216,738	4,410,618
#*	Kopin Corp.	98,852	114,668
	Kulicke & Soffa Industries, Inc.	127,139	2,877,156
*	KVH Industries, Inc.	24,237	244,794
	Lam Research Corp.	16,776	3,499,641
*	Lattice Semiconductor Corp.	169,515	3,278,420
	Leidos Holdings, Inc.	19,844	1,629,192
*	LGL Group, Inc. (The)	2,275	18,746
*	Limelight Networks, Inc.	131,814	357,216
#	Littelfuse, Inc.	11,638	1,966,356
*	LiveRamp Holdings, Inc.	96,244	5,071,096
	LogMeIn, Inc.	54,740	4,158,598
#*	LRAD Corp.	5,386	22,406

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	31,917	$1,807,460
*	Luna Innovations, Inc.	15,206	78,311
#*	MACOM Technology Solutions Holdings, Inc.	44,352	870,186
#*	MagnaChip Semiconductor Corp.	17,121	189,187
*	Manhattan Associates, Inc.	20,679	1,757,508
	ManTech International Corp., Class A	45,788	3,149,299
*	Marin Software, Inc.	1,125	2,228
#	Marvell Technology Group, Ltd.	142,404	3,739,529
	Maxim Integrated Products, Inc.	18,551	1,098,034
	MAXIMUS, Inc.	28,040	2,061,220
#*	MaxLinear, Inc.	70,161	1,542,139
	Methode Electronics, Inc.	53,978	1,616,641
#	Microchip Technology, Inc.	18,917	1,786,143
*	Micron Technology, Inc.	295,915	13,283,624
	Microsoft Corp.	278,222	37,913,312
*	MicroStrategy, Inc., Class A	12,085	1,652,382
*	Mimecast, Ltd.	5,472	260,467
	MKS Instruments, Inc.	68,973	5,871,671
#*	MoneyGram International, Inc.	3,039	7,446
#	Monolithic Power Systems, Inc.	6,826	1,011,340
	Monotype Imaging Holdings, Inc.	42,079	840,318
	Motorola Solutions, Inc.	14,175	2,352,483
#	MTS Systems Corp.	24,693	1,422,811
*	Nanometrics, Inc.	39,517	1,240,043
#*	Napco Security Technologies, Inc.	18,220	527,469
	National Instruments Corp.	35,566	1,485,236
#*	NCR Corp.	38,430	1,299,318
*	NeoPhotonics Corp.	61,789	283,612
	NetApp, Inc.	35,822	2,095,229
*	NETGEAR, Inc.	55,174	1,867,640
*	Netscout Systems, Inc.	118,000	3,072,720
*	NetSol Technologies, Inc.	4,255	25,530
	Network-1 Technologies, Inc.	6,962	17,057
*	New Relic, Inc.	973	90,654
	NIC, Inc.	35,626	646,256
*	Novanta, Inc.	31,778	2,672,212
*	Nuance Communications, Inc.	181,990	3,028,314
#*	Nutanix, Inc., Class A	2,001	45,423
	NVE Corp.	3,647	245,151
*	Okta, Inc.	3,915	512,199
*	ON Semiconductor Corp.	121,400	2,611,314
*	OneSpan, Inc.	52,987	774,670
*	Optical Cable Corp.	6,626	24,914
	Oracle Corp.	141,867	7,987,112
*	OSI Systems, Inc.	25,683	2,890,878
#*	PAR Technology Corp.	19,225	499,658
#*	Paycom Software, Inc.	15,395	3,706,346
*	Paylocity Holding Corp.	4,147	423,367
*	PayPal Holdings, Inc.	38,237	4,221,365
	PC Connection, Inc.	38,027	1,243,863
*	PCM, Inc.	19,029	662,780
	PC-Tel, Inc.	70,419	325,336
#*	PDF Solutions, Inc.	39,463	526,831
	Pegasystems, Inc.	8,622	651,823
*	Perceptron, Inc.	16,338	68,456
*	Perficient, Inc.	60,810	2,077,878
	Perspecta, Inc.	32,922	768,070
*	PFSweb, Inc.	19,936	73,364
*	Photronics, Inc.	173,469	1,670,506

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Pixelworks, Inc.	12,025	$36,797
	Plantronics, Inc.	34,560	1,327,104
*	Plexus Corp.	54,278	3,240,939
	Power Integrations, Inc.	26,114	2,378,202
	Presidio, Inc.	46,857	655,998
*	PRGX Global, Inc.	28,843	161,809
	Progress Software Corp.	53,908	2,333,677
*	Proofpoint, Inc.	879	110,930
*	PTC, Inc.	4,999	338,832
*	Pure Storage, Inc., Class A	9,037	136,820
	QAD, Inc., Class A	13,691	590,630
	QAD, Inc., Class B	2,342	77,309
*	Qorvo, Inc.	27,444	2,011,371
*	Qualstar Corp.	1,082	5,605
#*	Qualys, Inc.	9,699	839,545
*	Qumu Corp.	10,312	38,361
*	Rambus, Inc.	157,538	1,962,923
*	RealNetworks, Inc.	165,277	254,527
#*	RealPage, Inc.	6,900	431,112
	RF Industries, Ltd.	7,730	63,541
*	Ribbon Communications, Inc.	151,170	743,756
	Richardson Electronics, Ltd.	15,984	90,629
*	RingCentral, Inc., Class A	1,303	185,000
*	Rogers Corp.	25,642	4,068,360
*	Rudolph Technologies, Inc.	59,520	1,602,278
	Sabre Corp.	12,981	305,183
*	Sanmina Corp.	136,798	4,343,336
	Sapiens International Corp. NV	3,763	60,547
*	ScanSource, Inc.	46,226	1,569,373
	Science Applications International Corp.	30,843	2,633,067
*	Seachange International, Inc.	69,606	139,908
	Seagate Technology P.L.C.	26,898	1,245,646
*	Semtech Corp.	79,469	4,201,526
#	Sigma Designs, Inc.	73,217	13,545
*	Silicon Laboratories, Inc.	20,331	2,281,342
	Skyworks Solutions, Inc.	22,122	1,886,564
#*	SMART Global Holdings, Inc.	15,583	474,347
#*	SMTC Corp.	7,288	28,678
#*	SolarEdge Technologies, Inc.	22,033	1,437,213
*	SPS Commerce, Inc.	5,469	611,598
	SS&C Technologies Holdings, Inc.	30,610	1,467,750
*	StarTek, Inc.	22,597	151,626
*	Steel Connect, Inc.	90,589	161,248
#*	Stratasys, Ltd.	76,918	2,145,243
#*	Super Micro Computer, Inc.	84,135	1,540,512
*	Sykes Enterprises, Inc.	78,760	2,228,120
	Symantec Corp.	52,425	1,130,283
*	Synacor, Inc.	4,400	6,424
#*	Synaptics, Inc.	56,427	1,815,821
*	Synchronoss Technologies, Inc.	68,298	552,531
	SYNNEX Corp.	64,671	6,372,680
*	Synopsys, Inc.	19,173	2,545,407
*	Tableau Software, Inc., Class A	2,518	426,877
	TE Connectivity, Ltd.	30,720	2,838,528
*	Tech Data Corp.	51,682	5,237,454
*	Telaria, Inc.	52,689	426,781
*	Telenav, Inc.	70,286	662,797
#*	Teradata Corp.	44,201	1,618,641
	Teradyne, Inc.	35,733	1,991,400

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TESSCO Technologies, Inc.	11,533	$169,766
	TiVo Corp.	186,876	1,416,520
	Total System Services, Inc.	29,867	4,053,549
#*	Trade Desk, Inc. (The), Class A	2,150	566,117
	TransAct Technologies, Inc.	10,316	123,379
*	Trimble, Inc.	20,226	854,751
*	Trio-Tech International	2,616	8,737
*	TSR, Inc.	722	3,271
#	TTEC Holdings, Inc.	43,897	2,059,647
*	TTM Technologies, Inc.	189,945	1,986,825
#*	Twilio, Inc., Class A	1,622	225,636
*	Tyler Technologies, Inc.	3,568	832,593
#	Ubiquiti Networks, Inc.	13,662	1,758,709
#*	Ultra Clean Holdings, Inc.	41,777	609,526
#*	Unisys Corp.	21,620	267,872
	Universal Display Corp.	10,171	2,146,895
*	Upland Software, Inc.	1,629	71,660
*	Veeco Instruments, Inc.	103,434	1,231,899
*	Verint Systems, Inc.	74,756	4,326,130
*	VeriSign, Inc.	7,900	1,667,611
	Versum Materials, Inc.	17,116	889,690
#*	ViaSat, Inc.	36,141	2,948,744
*	Viavi Solutions, Inc.	259,071	3,800,572
*	Virtusa Corp.	47,406	2,118,100
	Vishay Intertechnology, Inc.	204,441	3,475,497
*	Vishay Precision Group, Inc.	19,686	802,008
	Wayside Technology Group, Inc.	4,672	52,700
	Western Digital Corp.	73,990	3,987,321
#	Western Union Co. (The)	46,124	968,604
*	WEX, Inc.	4,464	973,464
*	Wireless Telecom Group, Inc.	6,719	10,347
	Xerox Corp.	174,772	5,610,181
	Xilinx, Inc.	22,883	2,613,467
	Xperi Corp.	61,111	1,304,720
*	Zebra Technologies Corp., Class A	16,779	3,538,523
#*	Zendesk, Inc.	1,720	143,723
*	Zix Corp.	45,198	411,754
TOTAL INFORMATION TECHNOLOGY			696,172,221
MATERIALS — (4.7%)
*	AdvanSix, Inc.	55,531	1,423,815
*	AgroFresh Solutions, Inc.	3,431	5,112
	Air Products & Chemicals, Inc.	10,695	2,441,348
#*	AK Steel Holding Corp.	53,042	149,578
#	Albemarle Corp.	13,238	965,844
#*	Alcoa Corp.	92,407	2,078,233
#*	Allegheny Technologies, Inc.	140,972	3,068,960
*	Amcor, PLC	372,493	3,948,426
*	American Biltrite, Inc.	22	11,932
	American Vanguard Corp.	53,072	757,868
#*	Ampco-Pittsburgh Corp.	20,877	75,575
	AptarGroup, Inc.	27,809	3,365,445
	Ashland Global Holdings, Inc.	60,236	4,787,557
	Avery Dennison Corp.	19,760	2,269,831
*	Axalta Coating Systems, Ltd.	51,587	1,528,523
	Balchem Corp.	26,488	2,718,728
	Ball Corp.	25,400	1,815,592
*	Berry Global Group, Inc.	24,019	1,082,056
	Boise Cascade Co.	63,957	1,726,839

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	51,907	$2,321,281
	Carpenter Technology Corp.	83,077	3,739,296
	Celanese Corp.	20,921	2,346,709
#*	Century Aluminum Co.	151,050	1,086,050
	CF Industries Holdings, Inc.	59,152	2,931,573
	Chase Corp.	10,420	1,079,304
	Chemours Co. (The)	19,024	362,788
#*	Clearwater Paper Corp.	35,490	696,669
#	Cleveland-Cliffs, Inc.	125,505	1,337,883
*	Coeur Mining, Inc.	250,706	1,153,248
	Commercial Metals Co.	217,110	3,801,596
#	Compass Minerals International, Inc.	51,723	2,888,730
*	Contango ORE, Inc.	1,008	15,372
*	Core Molding Technologies, Inc.	11,901	79,142
*	Corteva, Inc.	55,078	1,624,801
#*	Crown Holdings, Inc.	6,500	416,065
	Domtar Corp.	117,520	4,988,724
*	Dow, Inc.	55,078	2,667,978
	DuPont de Nemours, Inc.	55,078	3,974,428
	Eagle Materials, Inc.	26,397	2,185,144
	Eastman Chemical Co.	30,364	2,287,927
	Ecolab, Inc.	9,795	1,975,945
*	Element Solutions, Inc.	431,125	4,319,873
*	Ferro Corp.	96,460	1,420,856
	Ferroglobe P.L.C.	156,302	236,016
#*	Flotek Industries, Inc.	68,822	211,284
	FMC Corp.	14,998	1,296,127
	Freeport-McMoRan, Inc.	339,814	3,758,343
	Friedman Industries, Inc.	10,403	64,291
	FutureFuel Corp.	60,794	708,250
*	GCP Applied Technologies, Inc.	83,770	1,845,453
#	Gold Resource Corp.	69,961	251,160
	Graphic Packaging Holding Co.	252,443	3,751,303
	Greif, Inc., Class A	41,010	1,433,710
	Greif, Inc., Class B	9,363	402,609
	Hawkins, Inc.	16,847	735,709
	Haynes International, Inc.	20,248	602,580
#	HB Fuller Co.	78,151	3,736,399
#	Hecla Mining Co.	680,940	1,259,739
	Huntsman Corp.	125,219	2,573,250
*	Ingevity Corp.	19,251	1,896,994
	Innophos Holdings, Inc.	34,260	930,844
	Innospec, Inc.	36,126	3,373,446
#	International Flavors & Fragrances, Inc.	5,882	846,949
	International Paper Co.	40,171	1,763,909
*	Intrepid Potash, Inc.	149,731	559,994
	Kaiser Aluminum Corp.	21,204	2,041,309
*	Koppers Holdings, Inc.	25,873	706,333
*	Kraton Corp.	62,250	1,909,208
#	Kronos Worldwide, Inc.	98,683	1,323,339
	Linde P.L.C.	2,444	467,488
#*	Livent Corp.	14,027	90,334
	Louisiana-Pacific Corp.	108,144	2,826,884
*	LSB Industries, Inc.	77,418	386,316
	LyondellBasell Industries NV, Class A	17,552	1,468,927
#	Martin Marietta Materials, Inc.	9,888	2,449,752
	Materion Corp.	41,770	2,595,170
#	McEwen Mining, Inc.	189,521	327,871
	Mercer International, Inc.	113,545	1,479,491

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	53,485	$2,848,076
	Mosaic Co. (The)	151,959	3,827,847
	Myers Industries, Inc.	62,972	1,018,257
	Neenah, Inc.	28,287	1,858,739
	NewMarket Corp.	1,937	816,659
	Newmont Goldcorp Corp.	151,987	5,550,565
	Nexa Resources SA	6,034	49,720
	Northern Technologies International Corp.	7,510	84,863
	Nucor Corp.	77,817	4,231,688
	Olin Corp.	184,349	3,699,884
	Olympic Steel, Inc.	28,285	355,825
*	OMNOVA Solutions, Inc.	93,009	925,440
	Owens-Illinois, Inc.	199,180	3,380,085
	Packaging Corp. of America	21,650	2,186,001
	PH Glatfelter Co.	69,980	1,142,074
	PolyOne Corp.	53,559	1,755,128
	PPG Industries, Inc.	12,416	1,457,514
	Quaker Chemical Corp.	13,002	2,436,445
#	Rayonier Advanced Materials, Inc.	83,211	386,931
	Reliance Steel & Aluminum Co.	86,542	8,649,873
	Resolute Forest Products, Inc.	66,781	407,364
#	Royal Gold, Inc.	48,449	5,544,988
	RPM International, Inc.	22,108	1,499,586
*	Ryerson Holding Corp.	31,021	253,131
	Schnitzer Steel Industries, Inc., Class A	52,437	1,396,397
	Schweitzer-Mauduit International, Inc.	49,516	1,704,836
#	Scotts Miracle-Gro Co. (The)	10,869	1,219,284
#	Sealed Air Corp.	36,593	1,529,221
#	Sensient Technologies Corp.	35,028	2,387,859
	Silgan Holdings, Inc.	54,333	1,633,250
	Sonoco Products Co.	76,353	4,583,471
	Southern Copper Corp.	2,800	100,212
	Steel Dynamics, Inc.	67,423	2,124,499
	Stepan Co.	37,169	3,685,306
#*	Summit Materials, Inc., Class A	107,591	1,983,978
*	SunCoke Energy, Inc.	166,923	1,266,946
	Synalloy Corp.	9,826	166,845
	Tecnoglass, Inc.	4,328	30,815
#*	TimkenSteel Corp.	80,006	559,242
*	Trecora Resources	31,420	298,176
	Tredegar Corp.	39,626	660,565
	Trinseo SA	25,076	973,200
*	Tronox Holdings P.L.C., Class A	83,405	922,459
*	UFP Technologies, Inc.	5,712	248,815
	United States Lime & Minerals, Inc.	7,942	642,349
#	United States Steel Corp.	75,654	1,137,080
#*	Universal Stainless & Alloy Products, Inc.	8,597	139,099
#*	US Concrete, Inc.	24,017	1,130,961
	Valvoline, Inc.	50,527	1,020,140
*	Verso Corp., Class A	42,767	691,970
	Vulcan Materials Co.	17,482	2,418,635
	Warrior Met Coal, Inc.	54,983	1,360,279
#	Westlake Chemical Corp.	19,780	1,336,535
	WestRock Co.	125,687	4,531,016
	Worthington Industries, Inc.	101,581	4,085,588
#	WR Grace & Co.	11,437	775,543
TOTAL MATERIALS			235,344,679

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.5%)
	Alexander & Baldwin, Inc.	18,205	$428,000
*	Altisource Asset Management Corp.	1,120	10,595
#*	Altisource Portfolio Solutions SA	3,002	63,042
	Capital Properties, Inc., Class A	308	4,466
*	CBRE Group, Inc., Class A	33,494	1,775,517
*	CKX Lands, Inc.	465	4,638
	Consolidated-Tomoka Land Co.	8,853	555,260
#*	Five Point Holdings LLC, Class A	11,936	93,220
#*	Forestar Group, Inc.	5,420	111,977
*	FRP Holdings, Inc.	12,520	620,742
	Griffin Industrial Realty, Inc.	5,473	212,681
#*	Howard Hughes Corp. (The)	29,979	4,047,165
*	InterGroup Corp. (The)	235	7,074
	Jones Lang LaSalle, Inc.	15,216	2,216,819
	Kennedy-Wilson Holdings, Inc.	232,692	5,007,532
*	Marcus & Millichap, Inc.	51,537	1,711,028
#*	Maui Land & Pineapple Co., Inc.	5,786	65,555
	Newmark Group, Inc., Class A	126,541	1,247,694
*	Rafael Holdings, Inc., Class B	20,949	433,644
	RE/MAX Holdings, Inc., Class A	27,318	794,407
#	Realogy Holdings Corp.	130,149	678,076
	RMR Group, Inc. (The), Class A	834	41,066
#*	St Joe Co. (The)	76,556	1,472,938
*	Stratus Properties, Inc.	11,167	315,133
#*	Tejon Ranch Co.	47,469	879,601
*	Trinity Place Holdings, Inc.	17,198	72,232
TOTAL REAL ESTATE			22,870,102
UTILITIES — (1.1%)
	AES Corp.	68,477	1,149,729
	ALLETE, Inc.	9,015	783,854
	Alliant Energy Corp.	106	5,251
	American States Water Co.	15,179	1,175,917
#	Aqua America, Inc.	21,570	904,862
	Artesian Resources Corp., Class A	5,487	197,422
	Atlantica Yield P.L.C.	43,996	1,020,267
	Atmos Energy Corp.	12,334	1,344,899
	Avangrid, Inc.	12,994	656,847
	Avista Corp.	20,799	957,378
	Black Hills Corp.	17,263	1,366,366
	California Water Service Group	22,593	1,206,240
	Chesapeake Utilities Corp.	8,754	818,149
	Clearway Energy, Inc., Class A	10,103	173,469
#	Clearway Energy, Inc., Class C	17,750	319,855
	CMS Energy Corp.	17,300	1,007,206
	Connecticut Water Service, Inc.	7,188	502,441
	Consolidated Water Co., Ltd.	17,333	243,182
	El Paso Electric Co.	18,380	1,217,859
	Evergy, Inc.	28,535	1,726,082
	Eversource Energy	15,733	1,193,505
#	Genie Energy, Ltd., Class B	24,408	268,976
#	Hawaiian Electric Industries, Inc.	23,207	1,039,674
	IDACORP, Inc.	9,260	945,076
	MDU Resources Group, Inc.	65,075	1,740,106
	MGE Energy, Inc.	14,929	1,106,985
#	Middlesex Water Co.	10,118	633,690
#	National Fuel Gas Co.	11,930	569,538
	New Jersey Resources Corp.	40,158	2,002,680
#	NiSource, Inc.	34,403	1,021,425

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Northwest Natural Holding Co.	12,738	$909,748
	NorthWestern Corp.	22,368	1,563,971
	NRG Energy, Inc.	74,516	2,543,976
	OGE Energy Corp.	16,299	700,042
	ONE Gas, Inc.	11,667	1,063,797
#	Ormat Technologies, Inc.	69,266	4,540,386
	Otter Tail Corp.	18,309	977,334
#	Pattern Energy Group, Inc., Class A	48,334	1,108,299
	Pinnacle West Capital Corp.	7,400	675,028
	PNM Resources, Inc.	34,626	1,719,873
	Portland General Electric Co.	16,898	926,855
*	Pure Cycle Corp.	2,900	31,523
	RGC Resources, Inc.	1,634	47,027
	SJW Group	12,353	801,586
#	South Jersey Industries, Inc.	38,679	1,317,020
	Southwest Gas Holdings, Inc.	11,066	983,878
#	Spark Energy, Inc., Class A	2,524	27,613
	Spire, Inc.	9,628	793,444
	UGI Corp.	26,511	1,354,447
	Unitil Corp.	9,001	527,189
	Vistra Energy Corp.	177,590	3,811,081
	WEC Energy Group, Inc.	7,951	679,492
	York Water Co. (The)	7,798	280,494
TOTAL UTILITIES			54,683,033
TOTAL COMMON STOCKS			4,617,655,089
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	14,980	396,071
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*»	Parker Drilling Co. Warrants 09/16/2024	1,033	0
TOTAL INVESTMENT SECURITIES			4,618,051,160

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	22,237,587	22,237,587
SECURITIES LENDING COLLATERAL — (7.9%)
@§	DFA Short Term Investment Fund	34,373,088	397,731,003
TOTAL INVESTMENTS — (100.0%)
(Cost $3,475,082,270)^^			$5,038,019,750
As of July 31, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	197	09/20/19	$28,520,280	$29,375,655	$855,375
Total Futures Contracts			$28,520,280	$29,375,655	$855,375

U.S. Vector Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$307,483,631	—	—	$307,483,631
Consumer Discretionary	504,659,916	$1,522	—	504,661,438
Consumer Staples	178,672,182	—	—	178,672,182
Energy	280,396,612	—	—	280,396,612
Financials	1,151,188,347	103,570	—	1,151,291,917
Health Care	408,341,548	—	—	408,341,548
Industrials	777,737,726	—	—	777,737,726
Information Technology	696,172,221	—	—	696,172,221
Materials	235,344,679	—	—	235,344,679
Real Estate	22,870,102	—	—	22,870,102
Utilities	54,683,033	—	—	54,683,033
Preferred Stocks
Communication Services	396,071	—	—	396,071
Temporary Cash Investments	22,237,587	—	—	22,237,587
Securities Lending Collateral	—	397,731,003	—	397,731,003
Futures Contracts**	855,375	—	—	855,375
TOTAL	$4,641,039,030	$397,836,095	—	$5,038,875,125
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (86.0%)
COMMUNICATION SERVICES — (3.4%)
	A.H. Belo Corp., Class A	38,759	$143,021
*	Alaska Communications Systems Group, Inc.	250,024	462,544
#	AMC Entertainment Holdings, Inc., Class A	356,022	4,211,740
#*	AMC Networks, Inc., Class A	363,357	19,395,997
	ATN International, Inc.	154,435	8,690,057
#*	AutoWeb, Inc.	112,432	384,517
*	Ballantyne Strong, Inc.	110,980	314,073
#*	Bandwidth, Inc., Class A	38,806	2,891,047
	Beasley Broadcast Group, Inc., Class A	75,399	245,047
#*	Boingo Wireless, Inc.	700,800	10,526,016
#*	Boston Omaha Corp., Class A	3,893	82,337
	Cable One, Inc.	5,112	6,220,282
#*	Care.com, Inc.	275,610	3,020,686
#*	Cargurus, Inc.	363,495	13,547,459
#*	Cars.com, Inc.	683,825	12,992,675
#	CbdMD, Inc.	20,878	90,819
#*	Central European Media Enterprises, Ltd., Class A	118,445	556,691
#*	Cincinnati Bell, Inc.	741,656	2,833,126
#	Cinemark Holdings, Inc.	7,970	318,162
#*	Clear Channel Outdoor Holdings, Inc.	179,067	542,573
	Cogent Communications Holdings, Inc.	631,324	39,779,725
#*	comScore, Inc.	48,002	158,407
#	Consolidated Communications Holdings, Inc.	674,476	3,176,782
*	Cumulus Media, Inc., Class A	4,465	67,466
#*	Daily Journal Corp.	951	235,943
*	DHI Group, Inc.	165,339	608,448
	Emerald Expositions Events, Inc.	35,909	382,790
*	Emmis Communications Corp., Class A	22,271	117,145
#	Entercom Communications Corp., Class A	353,501	2,007,886
	Entravision Communications Corp., Class A	901,476	2,938,812
#*	Eros International P.L.C.	6,500	10,790
	EW Scripps Co. (The), Class A	704,105	10,793,930
#*	Fluent, Inc.	43,071	223,969
#*	Frontier Communications Corp.	346,811	457,791
#*	Gaia, Inc.	108,702	628,298
#	Gannett Co., Inc.	1,530,819	15,690,895
*	GCI Liberty, Inc., Class A	145,776	8,707,200
#*	Glu Mobile, Inc.	724,832	5,407,247
*	Gray Television, Inc.	768,995	13,649,661
*	Gray Television, Inc., Class A	25,939	436,553
#*	Harte-Hanks, Inc.	39,669	115,040
*	Hemisphere Media Group, Inc.	105,735	1,301,598
*	IDT Corp., Class B	272,074	2,764,272
#*	IMAX Corp.	288,659	6,336,065
*	Insignia Systems, Inc.	5,874	5,874
#*	Intelsat SA	539,315	12,210,092
*	Iridium Communications, Inc.	661,774	16,835,531
	John Wiley & Sons, Inc., Class A	443,617	20,189,010
*	Lee Enterprises, Inc.	291,238	631,986
*	Liberty Latin America, Ltd., Class A	244,824	4,012,665
#*	Liberty Latin America, Ltd., Class C	472,718	7,752,575
#*	Liberty Media Corp.-Liberty Braves, Class A	45,083	1,302,899
*	Liberty Media Corp.-Liberty Braves, Class C	111,243	3,200,461
*	Liberty TripAdvisor Holdings, Inc., Class A	1,244,633	14,375,511

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Lions Gate Entertainment Corp., Class A	218,396	$2,819,492
#	Lions Gate Entertainment Corp., Class B	113,374	1,382,029
*	Loral Space & Communications, Inc.	3,355	123,430
#*	Marchex, Inc., Class B	833,661	3,626,425
	Marcus Corp. (The)	136,996	4,793,490
#*	McClatchy Co. (The), Class A	29,649	65,524
#*	Meet Group, Inc. (The)	1,116,893	3,842,112
#	Meredith Corp.	480,874	26,380,748
#*	MSG Networks, Inc., Class A	760,126	14,434,793
	National CineMedia, Inc.	1,151,487	8,198,587
#	New Media Investment Group, Inc.	494,446	5,325,183
#	New York Times Co. (The), Class A	466,658	16,650,357
#	Nexstar Media Group, Inc., Class A	419,838	42,726,913
#*	ORBCOMM, Inc.	1,085,003	6,358,118
#*	Pareteum Corp.	22,433	78,515
*	pdvWireless, Inc.	57,479	2,557,241
*	Pegasus Cos., Inc. (The)	170	59,671
#*	Professional Diversity Network, Inc.	9,026	16,518
#*	QuinStreet, Inc.	696,913	11,352,713
*	Reading International, Inc., Class A	191,049	2,493,189
*	Reading International, Inc., Class B	2,710	67,235
*	Rosetta Stone, Inc.	165,175	3,792,418
	Saga Communications, Inc., Class A	20,078	626,835
	Salem Media Group, Inc.	141,526	294,374
	Scholastic Corp.	178,429	6,096,919
	Shenandoah Telecommunications Co.	525,805	20,695,685
#	Sinclair Broadcast Group, Inc., Class A	743,145	37,343,036
#*	Social Reality, Inc.	29,870	117,986
#	Spok Holdings, Inc.	222,638	2,892,068
*	TechTarget, Inc.	384,879	8,859,915
#	TEGNA, Inc.	788,985	11,984,682
	Telephone & Data Systems, Inc.	1,117,581	36,142,570
	Townsquare Media, Inc., Class A	125,141	674,510
#*	Travelzoo	136,282	1,714,428
	Tribune Media Co., Class A	78,365	3,641,622
	Tribune Publishing Co.	317,016	2,621,722
#*	TrueCar Inc.	143,331	728,121
*	United States Cellular Corp.	216,709	10,378,194
#*	Urban One, Inc.	846,452	1,819,872
#*	Vonage Holdings Corp.	2,439,794	30,253,446
#*	Yelp, Inc.	338,773	11,873,994
*	Zedge, Inc., Class B	32,810	52,824
*	Zynga, Inc., Class A	8,817,621	56,256,422
TOTAL COMMUNICATION SERVICES			686,196,112
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	644,959	12,628,297
	Aaron's, Inc.	727,525	45,870,451
#	Abercrombie & Fitch Co., Class A	678,948	12,852,486
	Acushnet Holdings Corp.	35,057	896,057
#	Adient P.L.C.	401,428	9,533,915
*	Adtalem Global Education, Inc.	611,775	28,979,782
	AMCON Distributing Co.	2,751	268,690
#*	American Axle & Manufacturing Holdings, Inc.	1,194,614	14,418,991
#	American Eagle Outfitters, Inc.	1,887,209	33,384,727
#*	American Outdoor Brands Corp.	340,751	3,284,840
*	American Public Education, Inc.	230,785	7,620,521
*	America's Car-Mart, Inc.	122,811	11,072,640
	Ark Restaurants Corp.	17,494	337,109

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Asbury Automotive Group, Inc.	232,969	$21,451,786
#*	Ascena Retail Group, Inc.	3,957,546	1,757,942
#*	At Home Group, Inc.	247,707	1,483,765
#*	AutoNation, Inc.	269,644	13,126,270
*	Barnes & Noble Education, Inc.	721,677	2,525,870
#	Barnes & Noble, Inc.	1,181,158	7,701,150
#	Bassett Furniture Industries, Inc.	156,127	1,995,303
	BBX Capital Corp.	164,613	709,482
*	Beazer Homes USA, Inc.	9,409	110,273
#	Bed Bath & Beyond, Inc.	1,773,848	17,224,064
#	Big 5 Sporting Goods Corp.	144,363	307,493
#	Big Lots, Inc.	554,965	14,207,104
*	Biglari Holdings, Inc., Class A	260	118,820
#*	Biglari Holdings, Inc., Class B	11,104	1,008,243
#	BJ's Restaurants, Inc.	299,300	11,882,210
#*	Blink Charging Co.	4,900	14,896
#	Bloomin' Brands, Inc.	1,185,005	20,180,635
#*	Blue Apron Holdings, Inc., Class A	846	7,428
#*	Boot Barn Holdings, Inc.	534,858	16,735,707
	Bowl America, Inc., Class A	10,705	166,784
#	Brinker International, Inc.	553,480	22,056,178
	Brunswick Corp.	13,622	669,658
#	Buckle, Inc. (The)	222,432	4,526,491
#*	Build-A-Bear Workshop, Inc.	152,954	653,114
#	Caleres, Inc.	456,717	8,577,145
	Callaway Golf Co.	1,317,369	24,160,547
*	Career Education Corp.	1,239,448	23,499,934
	Carriage Services, Inc.	280,147	5,356,411
#*	Carrols Restaurant Group, Inc.	643,569	5,998,063
#	Carter's, Inc.	113,005	10,511,725
#	Cato Corp. (The), Class A	300,525	4,318,544
*	Cavco Industries, Inc.	107,930	19,141,386
*	Century Casinos, Inc.	26,257	259,157
#*	Century Communities, Inc.	328,954	9,069,262
#	Cheesecake Factory, Inc. (The)	512,386	22,073,589
#*	Chegg, Inc.	70,919	3,185,682
#	Chico's FAS, Inc.	1,513,572	4,828,295
#	Children's Place, Inc. (The)	231,995	22,658,952
#	Choice Hotels International, Inc.	176,593	15,153,445
#	Churchill Downs, Inc.	125,151	14,974,317
#*	Chuy's Holdings, Inc.	262,130	6,199,375
	Citi Trends, Inc.	142,425	2,186,224
#	Clarus Corp.	34,207	491,555
	Collectors Universe, Inc.	149,690	3,549,150
#*	Conn's, Inc.	342,397	7,121,858
#*	Container Store Group, Inc. (The)	71,968	439,724
	Cooper Tire & Rubber Co.	758,795	20,426,761
#*	Cooper-Standard Holdings, Inc.	175,578	8,687,599
#	Core-Mark Holding Co., Inc.	473,294	17,715,394
#	Cracker Barrel Old Country Store, Inc.	134,739	23,405,512
*	Crocs, Inc.	1,022,241	23,358,207
	Crown Crafts, Inc.	4,141	19,049
	CSS Industries, Inc.	119,683	613,974
	Culp, Inc.	176,366	3,169,297
	Dana, Inc.	1,347,447	22,515,839
#	Dave & Buster's Entertainment, Inc.	418,901	17,028,326
*	Deckers Outdoor Corp.	346,499	54,150,864
#*	Del Frisco's Restaurant Group, Inc.	352,632	2,806,951
#*	Del Taco Restaurants, Inc.	561,371	6,803,817

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Delphi Technologies P.L.C.	355,365	$6,659,540
#*	Delta Apparel, Inc.	34,022	647,779
*	Denny's Corp.	892,283	20,156,673
#	Designer Brands, Inc., Class A	733,601	13,483,586
#*	Destination Maternity Corp.	115,854	96,252
#*	Destination XL Group, Inc.	269,728	474,721
#	Dick's Sporting Goods, Inc.	933,286	34,690,241
#	Dillard's, Inc., Class A	27,554	2,005,380
#	Dine Brands Global, Inc.	91,184	7,485,295
*	Dixie Group, Inc. (The)	7,509	3,968
#*	Dorman Products, Inc.	333,751	23,990,022
	Dover Motorsports, Inc.	63,212	126,424
#*	Drive Shack, Inc.	868,696	4,534,593
#*	Duluth Holdings, Inc., Class B	61,001	741,162
	Educational Development Corp.	41,780	277,837
#*	El Pollo Loco Holdings, Inc.	466,760	4,592,918
#*	Eldorado Resorts, Inc.	111,136	5,014,456
*	Emerson Radio Corp.	95,646	99,472
	Escalade, Inc.	43,648	503,261
#	Ethan Allen Interiors, Inc.	371,597	7,647,466
*	Everi Holdings, Inc.	218,394	2,622,912
	Expedia Group, Inc.	123,369	16,375,921
#*	Express, Inc.	932,927	2,304,330
	Extended Stay America, Inc.	346,019	5,785,438
#*	Famous Dave's of America, Inc.	49,193	224,812
*	Fiesta Restaurant Group, Inc.	378,454	3,614,236
#	Flanigan's Enterprises, Inc.	5,380	121,211
	Flexsteel Industries, Inc.	72,021	1,323,026
#*	Floor & Decor Holdings, Inc., Class A	439,164	17,193,271
#*	Forward Industries, Inc.	5,809	6,390
#*	Fossil Group, Inc.	481,453	5,315,241
#*	Fox Factory Holding Corp.	387,657	31,043,573
#*	Francesca's Holdings Corp.	6,578	20,589
*	frontdoor, Inc.	247,260	11,284,946
*	Full House Resorts, Inc.	1,337	2,540
#	GameStop Corp., Class A	1,084,139	4,358,239
#*	Garrett Motion, Inc.	66,317	939,712
#*	Genesco, Inc.	287,827	11,334,627
*	Gentherm, Inc.	360,997	14,768,387
#*	G-III Apparel Group, Ltd.	467,373	13,394,910
#*	GNC Holdings, Inc., Class A, Class A	44,174	91,882
*	Good Times Restaurants, Inc.	1,862	3,426
	Goodyear Tire & Rubber Co. (The)	327,863	4,501,559
#*	GoPro, Inc., Class A	82,598	436,943
	Graham Holdings Co., Class B	46,375	34,444,104
*	Green Brick Partners, Inc.	99,538	936,653
#	Group 1 Automotive, Inc.	197,303	16,565,560
#*	Groupon, Inc.	3,541,118	11,154,522
#	Guess?, Inc.	738,913	12,450,684
#*	Habit Restaurants, Inc. (The), Class A	305,572	3,055,720
#	Hamilton Beach Brands Holding Co., Class A	152,817	2,507,727
#	Haverty Furniture Cos., Inc.	168,211	3,046,301
	Haverty Furniture Cos., Inc., Class A	3,785	68,546
*	Helen of Troy, Ltd.	324,067	48,052,655
#*	Hibbett Sports, Inc.	256,216	4,714,374
#*	Hilton Grand Vacations, Inc.	368,952	12,064,730
	Hooker Furniture Corp.	147,179	3,068,682
#*	Horizon Global Corp.	266,045	1,527,098
*	Houghton Mifflin Harcourt Co.	565,795	3,309,901

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Inspired Entertainment, Inc.	11,361	$90,661
#*	Installed Building Products, Inc.	292,215	15,569,215
#	International Game Technology P.L.C.	191,829	2,560,917
#*	iRobot Corp.	273,508	19,993,435
*	J Alexander's Holdings, Inc.	74,385	801,126
#	J. Jill, Inc.	202,956	434,326
#	Jack in the Box, Inc.	361,270	25,950,024
#*	JAKKS Pacific, Inc.	4,092	3,554
#*	JC Penney Co., Inc.	5,250	4,176
	Johnson Outdoors, Inc., Class A	119,405	8,118,346
*	K12, Inc.	437,402	13,056,450
	KB Home	815,160	21,414,253
#*	Kirkland's, Inc.	137,455	235,048
*	Koss Corp.	4,921	9,399
#*	Lakeland Industries, Inc.	107,916	1,157,939
#*	Lands' End, Inc.	93,143	1,015,259
*	Laureate Education, Inc., Class A	415,206	6,805,226
*»	Lazare Kaplan International Inc.	9,600	1,350
	La-Z-Boy, Inc.	524,869	17,315,428
#	LCI Industries	238,699	21,871,989
*	Leaf Group, Ltd.	340,595	2,077,630
#*	LGI Homes, Inc.	7,986	561,336
#*	Libbey, Inc.	372,428	629,403
#	Liberty Tax, Inc.	52,735	627,547
#	Lifetime Brands, Inc.	124,805	1,102,028
*	Lindblad Expeditions Holdings, Inc.	411,703	7,752,368
*	Liquidity Services, Inc.	412,454	2,689,200
#	Lithia Motors, Inc., Class A	260,591	34,366,741
*	Live Ventures, Inc.	1,158	6,879
*	Luby's, Inc.	8,227	9,543
#*	Lumber Liquidators Holdings, Inc.	378,486	3,319,322
*	M/I Homes, Inc.	186,382	6,592,331
*	Malibu Boats, Inc., Class A	273,234	8,232,540
#	Marine Products Corp.	185,591	2,980,591
*	MarineMax, Inc.	249,696	3,855,306
#	Marriott Vacations Worldwide Corp.	347,419	35,516,644
*	MasterCraft Boat Holdings, Inc.	254,980	4,232,668
	MDC Holdings, Inc.	491,440	17,760,642
»	Media General, Inc. Contingent Value Rights	298,450	11,699
*	Meritage Homes Corp.	317,248	19,926,347
#*	Michaels Cos., Inc. (The)	1,588,127	10,910,433
*	Modine Manufacturing Co.	475,655	6,525,987
*	Monarch Casino & Resort, Inc.	25,809	1,214,830
#	Monro, Inc.	320,697	27,005,894
#*	Motorcar Parts of America, Inc.	279,171	4,991,578
#	Movado Group, Inc.	159,204	4,191,841
#*	Murphy USA, Inc.	413,646	36,549,761
	Nathan's Famous, Inc.	67,969	4,799,291
#*	National Vision Holdings, Inc.	154,517	4,881,192
*	Nautilus, Inc.	452,708	873,726
#*	New Home Co., Inc. (The)	194,914	810,842
#*	Noodles & Co.	249,201	1,846,579
#	Office Depot, Inc.	3,463,747	7,066,044
#*	Overstock.com, Inc.	155,011	3,490,848
#	Oxford Industries, Inc.	187,584	13,729,273
	P&F Industries, Inc., Class A	11,500	91,425
#	Papa John's International, Inc.	462,190	20,530,480
#*	Party City Holdco, Inc.	322,502	2,057,563
	Peak Resorts, Inc.	3,001	32,621

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Penn National Gaming, Inc.	316,350	$6,175,152
#	Penske Automotive Group, Inc.	523,556	24,067,869
#	PetMed Express, Inc.	315,318	5,477,074
#*	Pier 1 Imports, Inc.	155,012	596,796
*	Planet Fitness, Inc., Class A	473,399	37,237,565
#*	Playa Hotels & Resorts NV	46,662	342,032
*	PlayAGS, Inc.	83,699	1,570,193
#*	Potbelly Corp.	326,052	1,356,376
#*	Quotient Technology Inc.	80,376	845,556
	RCI Hospitality Holdings, Inc.	88,481	1,499,753
#*	Red Lion Hotels Corp.	239,121	1,623,632
#*	Red Robin Gourmet Burgers, Inc.	111,462	3,680,475
#	Red Rock Resorts, Inc., Class A	111,461	2,322,847
#*	Regis Corp.	434,938	7,959,365
*	Rent-A-Center, Inc.	138,148	3,734,140
#*	RH	97,211	13,551,213
	Rocky Brands, Inc.	87,813	2,767,866
*	RTW RetailWinds, Inc.	721,623	1,573,138
#*	Rubicon Project, Inc. (The)	670,608	5,103,327
#	Ruth's Hospitality Group, Inc.	557,939	12,425,302
#*	Sally Beauty Holdings, Inc.	1,221,615	16,784,990
#*	Scientific Games Corp., Class A	302,456	6,185,225
#*	SeaWorld Entertainment, Inc.	415,193	12,692,450
#*	Shake Shack, Inc., Class A	245,949	18,362,552
*	Shiloh Industries, Inc.	330,105	1,663,729
#	Shoe Carnival, Inc.	146,149	3,709,262
*	Shutterfly, Inc.	317,371	16,087,536
#	Shutterstock, Inc.	233,879	8,973,937
#	Signet Jewelers, Ltd.	636,023	11,537,457
	Six Flags Entertainment Corp.	248,000	13,101,840
*	Skechers U.S.A., Inc., Class A	25,079	951,497
#*	Skyline Champion Corp.	175,764	5,009,274
#*	Sleep Number Corp.	470,033	23,111,523
#	Sonic Automotive, Inc., Class A	421,706	11,626,434
#*	Sonos, Inc.	40,537	439,826
#*	Sotheby's	641,353	38,295,188
	Speedway Motorsports, Inc.	309,710	6,132,258
#*	Sportsman's Warehouse Holdings, Inc.	400,736	1,799,305
#	Stage Stores, Inc.	5,215	3,807
#*	Stamps.com, Inc.	130,836	6,247,419
	Standard Motor Products, Inc.	253,587	11,667,538
#	Steven Madden, Ltd.	953,272	32,897,417
#*	Stitch Fix, Inc., Class A	39,066	1,018,841
#*	Stoneridge, Inc.	433,917	14,132,677
#	Strategic Education, Inc.	216,798	38,587,876
	Strattec Security Corp.	29,906	621,746
	Superior Group of Cos, Inc.	135,383	2,304,219
	Superior Industries International, Inc.	374,329	958,282
*	Sypris Solutions, Inc.	272,480	280,654
#	Tailored Brands, Inc.	444,312	2,163,799
*	Tandy Leather Factory, Inc.	84,087	489,386
#*	Taylor Morrison Home Corp.	1,304,164	29,369,773
#*	Tempur Sealy International, Inc.	444,406	35,650,249
#	Tenneco, Inc., Class A	509,691	4,607,607
	Texas Roadhouse, Inc.	333,688	18,429,588
#	Thor Industries, Inc.	309,055	18,419,678
#	Tile Shop Holdings, Inc.	551,629	1,428,719
	Tilly's, Inc., Class A	311,992	2,555,214
*	TopBuild Corp.	357,071	28,969,170

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tower International, Inc.	309,236	$9,524,469
#*	Town Sports International Holdings, Inc.	310,541	475,128
#*	Trans World Entertainment Corp.	11,991	3,537
*	TravelCenters of America LLC	222,555	767,815
#*	TRI Pointe Group, Inc.	1,802,920	24,681,975
#*	Tuesday Morning Corp.	153,624	251,943
	Tupperware Brands Corp.	460,185	7,045,432
#*	Turtle Beach Corp.	127,684	1,326,637
#	Twin River Worldwide Holding, Inc.	5,995	158,208
*	Unifi, Inc.	177,657	3,323,962
	Unique Fabricating, Inc.	993	2,552
*	Universal Electronics, Inc.	191,225	8,188,255
*	Universal Technical Institute, Inc.	133,036	489,572
#*	Urban Outfitters, Inc.	770,507	18,345,772
#*	US Auto Parts Network, Inc.	168,316	198,613
#*	Veoneer, Inc.	18,158	329,568
*	Vera Bradley, Inc.	377,836	4,439,573
#*	Vince Holding Corp.	21,341	299,628
#*	Vista Outdoor, Inc.	499,156	3,593,923
#*	Visteon Corp.	283,116	18,651,682
#*	Vitamin Shoppe, Inc.	366,539	1,620,102
*	VOXX International Corp.	401,502	1,883,044
#*	Vuzix Corp.	12,574	24,771
#*	Weight Watchers International, Inc.	263,542	5,705,684
#	Wendy's Co. (The)	1,504,025	27,358,215
	Weyco Group, Inc.	80,353	2,211,315
*	William Lyon Homes, Class A	722,596	14,191,785
#	Wingstop, Inc.	295,241	28,222,087
	Winmark Corp.	42,721	7,220,276
#	Winnebago Industries, Inc.	390,818	15,749,965
#	Wolverine World Wide, Inc.	1,157,045	31,413,772
	Wyndham Destinations, Inc.	274,276	12,907,429
#*	ZAGG, Inc.	484,012	3,209,000
#*	Zovio, Inc.	683,201	2,602,996
#*	Zumiez, Inc.	291,362	7,217,037
TOTAL CONSUMER DISCRETIONARY			2,498,563,955
CONSUMER STAPLES — (3.6%)
#*	22nd Century Group, Inc.	47,785	75,978
#	Alico, Inc.	45,307	1,445,293
	Andersons, Inc. (The)	269,647	7,240,022
#*	Avon Products, Inc.	3,333,712	14,168,276
#	B&G Foods, Inc.	612,673	11,199,662
#*	BJ's Wholesale Club Holdings, Inc.	494,054	11,639,912
#*	Boston Beer Co., Inc. (The), Class A	96,755	37,958,922
*	Bridgford Foods Corp.	17,369	619,552
#	Calavo Growers, Inc.	182,555	16,145,164
#	Cal-Maine Foods, Inc.	413,323	16,437,856
#	Casey's General Stores, Inc.	30,839	4,993,143
#*	Central Garden & Pet Co.	113,866	3,459,249
*	Central Garden & Pet Co., Class A	370,076	10,195,594
#*	Chefs' Warehouse, Inc. (The)	350,235	12,773,070
#	Coca-Cola Consolidated, Inc.	70,181	20,600,229
*	Coffee Holding Co., Inc.	34,601	139,788
#*	Craft Brew Alliance, Inc.	360,844	5,668,859
*	Darling Ingredients, Inc.	1,790,986	36,410,745
#	Dean Foods Co.	616,001	893,201
*	Edgewell Personal Care Co.	540,560	16,449,241
#*	elf Beauty Inc.	100,752	1,671,476

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Energizer Holdings, Inc.	569,884	$23,980,719
#*	Farmer Brothers Co.	258,315	4,195,036
#	Flowers Foods, Inc.	148,884	3,528,551
	Fresh Del Monte Produce, Inc.	426,788	12,944,480
#*	Hostess Brands, Inc.	589,777	8,327,651
#	Ingles Markets, Inc., Class A	136,407	4,294,092
	Inter Parfums, Inc.	317,572	22,001,388
#	J&J Snack Foods Corp.	186,187	34,600,992
#	John B. Sanfilippo & Son, Inc.	175,603	15,261,657
#	Lancaster Colony Corp.	175,231	27,304,494
#*	Landec Corp.	281,018	3,138,971
#*	Lifevantage Corp.	213,101	2,471,972
*	Lifeway Foods, Inc.	4,241	14,462
#	Limoneira Co.	210,441	4,164,627
	Mannatech, Inc.	8,053	129,090
	Medifast, Inc.	179,549	20,046,646
#	MGP Ingredients, Inc.	199,256	9,960,807
#	National Beverage Corp.	108,219	4,710,773
*	Natural Alternatives International, Inc.	56,385	568,925
#*	Natural Grocers by Vitamin Cottage, Inc.	272,883	2,502,337
#	Natural Health Trends Corp.	17,580	132,026
*	Nature's Sunshine Products, Inc.	77,429	699,184
	Nu Skin Enterprises, Inc., Class A	396,161	15,838,517
	Oil-Dri Corp. of America	51,516	1,825,212
*	Performance Food Group Co.	492,579	21,599,589
#*	Pilgrim's Pride Corp.	35,435	958,871
#	PriceSmart, Inc.	288,589	17,603,929
#*	Primo Water Corp.	453,077	6,691,947
#*	Pyxus International, Inc.	130,211	1,858,111
#*	Revlon, Inc., Class A	109,069	2,172,655
#*	RiceBran Technologies	92,809	261,721
#*	Rite Aid Corp.	76,256	531,504
	Rocky Mountain Chocolate Factory, Inc.	37,409	336,681
#	Sanderson Farms, Inc.	312,059	40,885,970
	Seaboard Corp.	1,587	6,477,563
*	Seneca Foods Corp., Class A	68,636	2,167,525
*	Seneca Foods Corp., Class B	2,794	87,732
*	Simply Good Foods Co. (The)	81,104	2,208,462
	SpartanNash Co.	374,010	4,420,798
#	Spectrum Brands Holdings, Inc.	233,946	11,723,034
#*	Sprouts Farmers Market, Inc.	1,067,761	18,077,194
*	Tofutti Brands, Inc.	8,340	19,599
#	Tootsie Roll Industries, Inc.	202,519	7,566,110
#*	TreeHouse Foods, Inc.	552,881	32,807,959
#	Turning Point Brands, Inc.	185,065	6,871,463
#*	United Natural Foods, Inc.	899,113	8,865,254
	United-Guardian, Inc.	19,179	375,525
	Universal Corp.	238,233	14,174,864
#*	USANA Health Sciences, Inc.	206,727	14,067,772
#	Vector Group, Ltd.	1,596,728	18,442,208
#	Village Super Market, Inc., Class A	98,731	2,471,237
#	WD-40 Co.	171,694	31,172,763
#	Weis Markets, Inc.	168,566	6,144,231
*	Youngevity International, Inc.	2,400	11,256
TOTAL CONSUMER STAPLES			733,881,368
ENERGY — (4.1%)
*	Abraxas Petroleum Corp.	2,796,812	2,434,345
	Adams Resources & Energy, Inc.	23,918	780,444

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Alta Mesa Resources, Inc., Class A	273,744	$41,062
#*	Apergy Corp.	450,684	14,660,751
#	Arch Coal, Inc., Class A	244,381	21,789,010
	Archrock, Inc.	761,352	8,359,645
*	Ardmore Shipping Corp.	225,140	1,652,528
*	Aspen Aerogels, Inc.	7,990	52,734
*	Barnwell Industries, Inc.	32,713	33,040
#*	Basic Energy Services, Inc.	344,848	613,829
	Berry Petroleum Corp.	14,573	142,815
#*	Bonanza Creek Energy, Inc.	296,574	6,465,313
*	C&J Energy Services, Inc.	101,376	1,109,053
*	Cactus, Inc., Class A	308,383	9,057,209
#*	California Resources Corp.	356,471	5,457,571
#*	Callon Petroleum Co.	2,413,562	11,874,725
#*	Carrizo Oil & Gas, Inc.	958,473	9,134,248
#*	Centennial Resource Development, Inc., Class A	310,350	1,846,583
#*	Chaparral Energy, Inc., Class A	14,866	52,774
#*	Chesapeake Energy Corp.	3,193,380	5,780,018
#*	Clean Energy Fuels Corp.	1,627,793	4,346,207
#*	CNX Resources Corp.	2,496,474	20,521,016
#*	CONSOL Energy, Inc.	199,447	4,286,116
#*	Contango Oil & Gas Co.	385,501	512,716
*	Contura Energy, Inc.	3,238	116,018
#	Core Laboratories NV	106,976	5,366,986
#*	Covia Holdings Corp.	1,475	2,567
#	CVR Energy, Inc.	403,292	21,402,706
#*	Dawson Geophysical Co.	240,807	573,121
#	Delek US Holdings, Inc.	868,860	37,430,489
#*	Denbury Resources, Inc.	3,946,075	4,459,065
#	DHT Holdings, Inc.	1,524,657	8,614,312
#*	Diamond Offshore Drilling, Inc.	357,508	3,231,872
#	DMC Global, Inc.	195,945	10,236,167
*	Dorian LPG, Ltd.	375,658	3,437,271
#*	Dril-Quip, Inc.	467,253	24,586,853
#*	Earthstone Energy, Inc., Class A	281,036	1,230,938
#	EQT Corp.	340,341	5,142,553
*	Era Group, Inc.	381,136	3,933,324
	Evolution Petroleum Corp.	428,639	2,614,698
*	Exterran Corp.	297,774	4,064,615
#*	Extraction Oil & Gas, Inc.	748,748	2,777,855
*	Forum Energy Technologies, Inc.	1,456,781	3,816,766
#*	Frank's International NV	302,954	1,726,838
*	FTS International, Inc.	117,876	467,968
	GasLog, Ltd.	590,389	8,407,139
*	Geospace Technologies Corp.	134,914	2,106,008
*	Goodrich Petroleum Corp.	21,629	248,950
#	Green Plains, Inc.	419,250	4,230,233
#*	Gulf Island Fabrication, Inc.	336,598	2,410,042
#*	Gulfport Energy Corp.	4,821,271	18,224,404
#*	Halcon Resources Corp.	558,452	63,105
	Hallador Energy Co.	140,767	754,511
*	Helix Energy Solutions Group, Inc.	1,801,087	15,777,522
#*	HighPoint Resources Corp.	1,608,825	2,011,031
#*	Hornbeck Offshore Services, Inc.	2,380	2,475
#*	Independence Contract Drilling, Inc.	142,566	188,187
*	International Seaways, Inc.	296,016	5,035,232
#*	ION Geophysical Corp.	145,763	1,408,071
#*	Jagged Peak Energy, Inc.	285,428	2,095,042
*	Keane Group, Inc.	608,145	3,825,232

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Key Energy Services, Inc.	38,616	$117,779
#*	KLX Energy Services Holdings, Inc.	235,096	3,695,709
#	Kosmos Energy, Ltd.	3,743,995	22,501,410
*	Laredo Petroleum, Inc.	1,527,154	5,070,151
#	Liberty Oilfield Services, Inc., Class A	6,338	89,683
#*	Lonestar Resources US, Inc., Class A	152,354	377,838
#	Mammoth Energy Services, Inc.	58,378	378,289
#*	Matador Resources Co.	1,179,055	20,786,740
*	Matrix Service Co.	405,992	7,458,073
#*	McDermott International, Inc.	2,062,648	13,242,200
#*	Midstates Petroleum Co., Inc.	176,989	805,300
*	Mitcham Industries, Inc.	147,806	614,873
#*	Montage Resources Corp.	1,787	5,969
#	Murphy Oil Corp.	152,462	3,665,186
#	Nabors Industries, Ltd.	4,942,987	14,631,242
	NACCO Industries, Inc., Class A	56,082	2,980,758
*	Natural Gas Services Group, Inc.	103,619	1,662,049
#*	NCS Multistage Holdings, Inc.	61,585	197,688
*	Newpark Resources, Inc.	1,276,107	9,736,696
*	Nine Energy Service, Inc.	30,895	397,619
#*	Noble Corp. P.L.C.	2,724,831	6,076,373
#	Nordic American Tankers, Ltd.	20,659	41,731
#*	Northern Oil and Gas, Inc.	1,515,820	2,455,628
#*	Oasis Petroleum, Inc.	4,292,858	20,906,218
*	Oceaneering International, Inc.	1,536,361	23,736,777
*	Oil States International, Inc.	581,931	8,682,411
*	Overseas Shipholding Group, Inc., Class A	334,338	651,959
#*	Pacific Ethanol, Inc.	1,228,678	665,083
	Panhandle Oil and Gas, Inc., Class A	190,135	2,245,494
#*	Par Pacific Holdings, Inc.	227,089	5,236,672
*	Parker Drilling Co.	123	2,116
	Patterson-UTI Energy, Inc.	1,378,908	16,036,700
	PBF Energy, Inc., Class A	692,107	19,330,549
#*	PDC Energy, Inc.	817,695	23,492,377
	Peabody Energy Corp.	123,838	2,608,028
#*	Penn Virginia Corp.	105,088	3,598,213
#*	Pioneer Energy Services Corp.	848,020	177,236
#*	Profire Energy, Inc.	29,217	42,657
#*	ProPetro Holding Corp.	416,814	7,556,838
*	QEP Resources, Inc.	2,475,390	12,253,181
#	Range Resources Corp.	1,887,365	10,739,107
#*	Renewable Energy Group, Inc.	543,380	7,384,534
#*	REX American Resources Corp.	52,182	3,892,777
*	RigNet, Inc.	109,958	959,933
#*	Ring Energy, Inc.	645,847	1,582,325
#	RPC, Inc.	430,036	2,657,622
*	SAExploration Holdings, Inc.	4,757	15,460
#*	Sanchez Energy Corp.	166,746	12,506
*	SandRidge Energy, Inc.	195,422	1,319,099
#	Scorpio Tankers, Inc.	410,320	10,754,487
#*	SEACOR Holdings, Inc.	168,750	8,039,250
*	SEACOR Marine Holdings, Inc.	224,200	3,156,736
#*	Select Energy Services, Inc., Class A	202,194	2,056,313
#	SemGroup Corp., Class A	1,040,200	13,179,334
#	Ship Finance International, Ltd.	548,244	7,209,409
*	SilverBow Resources, Inc.	23,858	247,885
	SM Energy Co.	1,500,756	14,962,537
#*	Smart Sand, Inc.	66,693	156,729
#	Solaris Oilfield Infrastructure, Inc., Class A	344,201	4,925,516

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Southwestern Energy Co.	6,017,986	$13,239,569
#*	SRC Energy, Inc.	3,307,343	13,493,959
#*	Superior Drilling Products, Inc.	32,867	30,767
*	Superior Energy Services, Inc.	1,837,223	1,666,729
*	Talos Energy, Inc.	195,155	4,016,290
#	Teekay Corp.	8,100	36,936
*	Teekay Tankers, Ltd., Class A	10,432	12,831
*	TETRA Technologies, Inc.	1,713,353	2,672,831
#*	Tidewater, Inc.	50,761	1,166,995
#*	Transocean, Ltd.	589,229	3,582,512
#*	Ultra Petroleum Corp.	454,239	72,678
#*	Unit Corp.	732,334	4,760,171
#	US Silica Holdings, Inc.	475,547	6,591,081
*	VAALCO Energy, Inc.	287,197	502,595
	Valaris P.L.C.	3,372,923	27,624,239
#*	W&T Offshore, Inc.	1,768,026	7,938,437
#*	Whiting Petroleum Corp.	904,281	15,987,688
	World Fuel Services Corp.	485,509	18,954,271
TOTAL ENERGY			822,837,549
FINANCIALS — (17.3%)
#	1st Constitution Bancorp	9,649	175,708
	1st Source Corp.	226,448	10,631,734
	ACNB Corp.	11,107	414,291
	Affiliated Managers Group, Inc.	3,567	306,013
*	Allegiance Bancshares, Inc.	77,187	2,590,396
#*	A-Mark Precious Metals, Inc.	80,114	1,015,846
#*	Ambac Financial Group, Inc.	307,586	5,604,217
	American Equity Investment Life Holding Co.	891,910	23,011,278
	American National Bankshares, Inc.	64,850	2,398,801
	American National Insurance Co.	73,130	8,850,193
	American River Bankshares	8,894	116,956
#	Ameris Bancorp	692,986	27,560,053
	AMERISAFE, Inc.	232,476	15,124,889
	AmeriServ Financial, Inc.	277,250	1,136,725
	Argo Group International Holdings, Ltd.	245,861	16,826,727
	Arrow Financial Corp.	143,541	4,774,174
#	Artisan Partners Asset Management, Inc., Class A	518,588	15,345,019
#*	Ashford, Inc.	12,680	435,051
	Associated Banc-Corp	1,325,599	28,725,730
	Assured Guaranty, Ltd.	152,202	6,649,705
*	Asta Funding, Inc.	5,727	41,979
	Atlantic American Corp.	20,640	48,504
*	Atlantic Capital Bancshares, Inc.	181,556	3,338,815
#	Atlantic Union Bankshares Corp.	649,037	24,682,877
*	Atlanticus Holdings Corp.	73,372	346,316
#*	Atlas Financial Holdings, Inc.	18,097	7,601
	Auburn National Bancorporation, Inc.	2,786	107,762
#*	Axos Financial, Inc.	544,689	15,964,835
#	Banc of California, Inc.	501,429	7,837,335
	BancFirst Corp.	214,984	12,542,167
*	Bancorp, Inc. (The)	772,505	7,477,848
#	BancorpSouth Bank	1,478,095	44,180,260
	Bank of Commerce Holdings	59,274	638,381
#	Bank of Hawaii Corp.	381,026	32,482,466
	Bank of Marin Bancorp	103,021	4,504,078
	Bank of NT Butterfield & Son, Ltd. (The)	107,571	3,380,957
	Bank of South Carolina Corp.	808	15,489
	Bank OZK	357,936	10,945,683

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	134,611	$1,805,134
	BankUnited, Inc.	286,638	9,863,214
#	Bankwell Financial Group, Inc.	11,266	316,575
	Banner Corp.	349,465	20,709,296
	Bar Harbor Bankshares	87,815	2,229,623
*	Baycom Corp.	19,094	437,253
	BCB Bancorp, Inc.	66,850	857,686
*	Berkshire Bancorp, Inc.	9,100	119,210
	Berkshire Hills Bancorp, Inc.	418,596	13,729,949
#	BGC Partners, Inc., Class A	370,638	2,042,215
*	Blucora, Inc.	304,434	9,114,754
#	Blue Capital Reinsurance Holdings, Ltd.	49,976	402,307
	Boston Private Financial Holdings, Inc.	1,143,352	13,194,282
	Bridge Bancorp, Inc.	154,157	4,502,926
*	Bridgewater Bancshares, Inc.	6,138	73,165
*	Brighthouse Financial, Inc.	30,938	1,211,841
*	BrightSphere Investment Group P.L.C.	605,992	6,484,114
	Brookline Bancorp, Inc.	788,437	11,692,521
	Bryn Mawr Bank Corp.	211,304	7,835,152
*	Byline Bancorp, Inc.	10,152	194,005
	C&F Financial Corp.	17,291	938,901
	Cadence BanCorp	609,389	10,444,927
#	California First National Bancorp	12,327	213,380
#	Cambridge Bancorp	6,850	535,670
	Camden National Corp.	169,268	7,567,972
*	Cannae Holdings, Inc.	117,021	3,387,758
	Capital City Bank Group, Inc.	102,271	2,640,637
	Capitol Federal Financial, Inc.	1,902,005	25,981,388
	Capstar Financial Holdings, Inc.	52,903	857,029
	Carolina Financial Corp.	119,370	4,192,274
	Cathay General Bancorp	1,249,314	46,499,467
	CBTX, Inc.	6,844	206,278
	CenterState Banks Corp.	816,866	19,866,181
	Central Pacific Financial Corp.	276,220	8,140,203
	Central Valley Community Bancorp	32,708	678,037
	Century Bancorp, Inc., Class A	24,206	2,027,252
	Chemung Financial Corp.	4,210	183,724
	Citizens & Northern Corp.	56,958	1,459,264
#	Citizens Community Bancorp, Inc.	2,440	26,596
	Citizens Holding Co.	2,717	57,628
#*	Citizens, Inc.	201,927	1,504,356
#	City Holding Co.	150,502	11,656,380
	Civista Bancshares, Inc.	36,946	819,093
	CNB Financial Corp.	110,720	3,124,518
	CNO Financial Group, Inc.	862,479	14,584,520
	Codorus Valley Bancorp, Inc.	18,953	443,500
#	Cohen & Steers, Inc.	370,832	19,420,472
	Colony Bankcorp, Inc.	13,932	233,361
#	Columbia Banking System, Inc.	1,024,459	38,632,349
#	Community Bank System, Inc.	620,520	40,948,115
	Community Bankers Trust Corp.	113,174	900,865
	Community Trust Bancorp, Inc.	184,683	7,810,244
	Community West Bancshares	6,650	64,173
	ConnectOne Bancorp, Inc.	346,190	7,913,903
#*	Consumer Portfolio Services, Inc.	225,695	823,787
#*	Cowen, Inc., Class A	145,583	2,556,437
#	Crawford & Co., Class A	249,153	2,573,750
	Crawford & Co., Class B	196,928	1,845,215
#*	Curo Group Holdings Corp.	2,165	26,889

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Customers Bancorp, Inc.	375,988	$7,752,873
	CVB Financial Corp.	1,347,879	29,666,817
	Diamond Hill Investment Group, Inc.	43,246	6,095,524
	Dime Community Bancshares, Inc.	410,146	8,276,746
	Donegal Group, Inc., Class A	257,706	3,826,934
	Donegal Group, Inc., Class B	5,267	72,474
#*	Donnelley Financial Solutions, Inc.	675,465	9,206,588
	Eagle Bancorp Montana, Inc.	225	3,998
	Eagle Bancorp, Inc.	346,646	13,973,300
#	Eaton Vance Corp.	45,847	2,040,191
#*	eHealth, Inc.	253,128	26,262,030
*	Elevate Credit, Inc.	117,664	489,482
	EMC Insurance Group, Inc.	131,516	4,726,685
	Employers Holdings, Inc.	345,613	15,172,411
#*	Encore Capital Group, Inc.	307,447	11,061,943
*	Enova International, Inc.	482,237	12,996,287
#*	Enstar Group, Ltd.	68,659	12,162,942
*	Entegra Financial Corp.	25,443	758,456
	Enterprise Bancorp, Inc.	29,700	907,335
	Enterprise Financial Services Corp.	247,199	10,303,254
#*	Equity Bancshares, Inc., Class A	101,318	2,683,914
	ESSA Bancorp, Inc.	49,020	752,457
*	Essent Group, Ltd.	337,266	15,568,199
	Evans Bancorp, Inc.	18,419	682,608
#	Evercore, Inc., Class A	329,630	28,470,143
#*	EZCORP, Inc., Class A	556,660	5,483,101
#	Farmers & Merchants Bancorp, Inc.	3,963	113,500
	Farmers National Banc Corp.	137,397	2,007,370
#	FB Financial Corp.	28,364	1,078,116
	FBL Financial Group, Inc., Class A	203,176	12,739,135
	Federal Agricultural Mortgage Corp., Class A	2,089	143,326
	Federal Agricultural Mortgage Corp., Class C	92,381	7,138,280
#	Federated Investors, Inc., Class B	1,156,752	40,197,132
	FedNat Holding Co.	165,935	2,072,528
	Financial Institutions, Inc.	171,971	5,294,987
*	First Acceptance Corp.	13,967	12,570
	First Bancorp	292,148	10,791,947
	First BanCorp	1,917,483	20,632,117
	First Bancorp, Inc.	82,435	2,160,621
	First Bancshares, Inc. (The)	31,220	1,036,816
	First Bank	32,917	374,595
	First Busey Corp.	465,864	12,592,304
	First Business Financial Services, Inc.	39,776	947,862
#	First Choice Bancorp	23,450	520,590
	First Commonwealth Financial Corp.	986,894	13,589,530
	First Community Bancshares, Inc.	183,930	6,082,565
	First Community Corp.	1,679	32,086
	First Defiance Financial Corp.	192,035	5,515,245
	First Financial Bancorp	1,063,012	27,096,176
#	First Financial Bankshares, Inc.	952,136	31,182,454
	First Financial Corp.	50,310	2,183,957
	First Financial Northwest, Inc.	89,174	1,317,992
	First Foundation, Inc.	329,948	4,962,418
	First Hawaiian, Inc.	295,455	7,906,376
	First Internet Bancorp	76,847	1,619,935
	First Interstate BancSystem, Inc., Class A	446,228	17,862,507
	First Merchants Corp.	535,426	21,101,139
	First Mid Bancshares, Inc.	33,907	1,155,551
#	First Midwest Bancorp, Inc.	1,262,990	27,318,474

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	40,629	$652,908
	First of Long Island Corp. (The)	234,610	5,189,573
#	First United Corp.	19,559	416,411
	First US Bancshares, Inc.	2,966	27,347
	FirstCash, Inc.	587,929	59,169,175
	Flagstar Bancorp, Inc.	482,318	16,630,325
	Flushing Financial Corp.	297,854	6,064,307
	FNB Corp.	738,920	8,903,986
#	Franklin Financial Network, Inc.	186,418	5,499,331
	FS Bancorp, Inc.	17,482	861,863
#	Fulton Financial Corp.	2,086,869	35,476,773
#	GAIN Capital Holdings, Inc.	352,767	1,502,787
#	GAMCO Investors, Inc., Class A	105,928	2,150,338
*	Genworth Financial, Inc., Class A	673,113	2,685,721
#	German American Bancorp, Inc.	223,699	7,057,703
#	Glacier Bancorp, Inc.	932,686	39,088,870
	Global Indemnity, Ltd.	70,732	2,001,008
#	Goosehead Insurance, Inc., Class A	2,000	90,020
*	Great Elm Capital Group, Inc.	1,125	4,646
	Great Southern Bancorp, Inc.	150,462	9,021,702
	Great Western Bancorp, Inc.	441,143	14,919,456
#*	Green Dot Corp., Class A	572,524	29,021,242
#	Greenhill & Co., Inc.	289,502	4,805,733
#*	Greenlight Capital Re, Ltd., Class A	464,035	3,874,692
#	Guaranty Bancshares, Inc.	16,150	497,743
	Guaranty Federal Bancshares, Inc.	2,898	68,393
*	Hallmark Financial Services, Inc.	168,603	2,613,346
#	Hamilton Lane, Inc., Class A	120,636	7,081,333
	Hancock Whitney Corp.	459,109	19,062,206
	Hanmi Financial Corp.	458,053	9,843,559
#	Hanover Insurance Group, Inc. (The)	8,870	1,150,528
#*	HarborOne Bancorp, Inc.	77,617	1,486,366
	Hawthorn Bancshares, Inc.	2,231	54,503
#	HCI Group, Inc.	205,428	8,235,609
#*	Health Insurance Innovations, Inc., Class A	55,557	1,221,698
	Heartland Financial USA, Inc.	254,830	12,254,775
	Heritage Commerce Corp.	591,695	7,319,267
#	Heritage Financial Corp.	293,456	8,369,365
#	Heritage Insurance Holdings, Inc.	122,148	1,641,669
	Hilltop Holdings, Inc.	1,076,042	24,404,633
	Hingham Institution for Savings	9,715	1,872,955
*	HMN Financial, Inc.	31,110	659,532
	Home Bancorp, Inc.	12,421	464,049
#	Home BancShares, Inc.	1,269,536	24,971,773
*	HomeStreet, Inc.	313,487	9,097,393
	HomeTrust Bancshares, Inc.	51,389	1,342,795
#	Hope Bancorp, Inc.	1,768,097	26,079,431
#*»	HopFed Bancorp, Inc.	7,872	158,519
	Horace Mann Educators Corp.	347,451	15,093,271
	Horizon Bancorp, Inc.	373,462	6,505,708
#	Houlihan Lokey, Inc.	231,005	10,626,230
#*	Howard Bancorp, Inc.	41,587	619,230
	IBERIABANK Corp.	194,073	15,248,316
#*	Impac Mortgage Holdings, Inc.	1,594	6,966
	Independence Holding Co.	6,089	230,773
#	Independent Bank Corp.	317,217	24,666,794
	Independent Bank Corp.	26,958	586,067
#	Independent Bank Group, Inc.	276,982	15,735,347
#	Interactive Brokers Group, Inc., Class A	368,463	18,887,413

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	736,605	$27,718,446
*	INTL. FCStone, Inc.	194,400	7,927,632
	Investar Holding Corp.	1,068	25,749
	Investors Bancorp, Inc.	474,006	5,384,708
	Investors Title Co.	14,180	2,326,938
	James River Group Holdings, Ltd.	179,906	8,604,904
#	Janus Henderson Group P.L.C.	62,289	1,250,140
#	Kearny Financial Corp.	826,796	11,037,727
	Kemper Corp.	487,314	42,893,378
	Kentucky First Federal Bancorp	11,174	84,922
	Kingstone Cos., Inc.	118,460	1,004,541
	Kinsale Capital Group, Inc.	56,442	5,071,878
	Ladenburg Thalmann Financial Services, Inc.	1,031,848	3,188,410
	Lake Shore Bancorp, Inc.	537	7,974
	Lakeland Bancorp, Inc.	503,863	8,253,276
#	Lakeland Financial Corp.	266,440	12,253,576
	Landmark Bancorp, Inc.	6,086	144,543
	Lazard, Ltd., Class A	16,213	627,605
	LCNB Corp.	686	12,355
	LegacyTexas Financial Group, Inc.	601,585	25,711,743
	Legg Mason, Inc.	480,163	18,082,939
#*	LendingClub Corp.	683,173	10,097,297
#*	LendingTree, Inc.	111,496	35,961,920
*	Limestone Bancorp, Inc.	1,480	22,437
#	Live Oak Bancshares, Inc.	156,098	3,039,228
	Luther Burbank Corp.	9,379	104,670
	Macatawa Bank Corp.	339,793	3,493,072
	Mackinac Financial Corp.	47,310	728,574
*	Magyar Bancorp, Inc.	1,800	21,240
#	Maiden Holdings, Ltd.	2,395,823	1,185,932
*	Malvern Bancorp, Inc.	5,436	115,461
#	Manning & Napier, Inc.	37,623	58,316
	Marlin Business Services Corp.	141,817	3,291,573
#*	MBIA, Inc.	916,934	8,554,994
	MBT Financial Corp.	171,951	1,853,632
#	Medley Management, Inc., Class A	2,000	6,740
	Mercantile Bank Corp.	151,978	5,106,461
	Merchants Bancorp	14,929	267,080
#	Mercury General Corp.	622,919	35,325,736
	Meridian Bancorp, Inc.	567,669	10,411,049
#	Meta Financial Group, Inc.	346,956	10,710,532
*	Metropolitan Bank Holding Corp.	3,724	156,296
*	MGIC Investment Corp.	51,921	667,185
#	Mid Penn Bancorp, Inc.	2,649	69,006
	Midland States Bancorp, Inc.	91,461	2,480,422
	MidSouth Bancorp, Inc.	153,383	1,875,874
	MidWestOne Financial Group, Inc.	36,065	1,120,540
*	MMA Capital Holdings, Inc.	300	9,624
#	Moelis & Co., Class A	331,762	12,089,407
#*	Mr Cooper Group, Inc.	201,675	1,534,747
#	MSB Financial Corp.	1,139	18,509
	MutualFirst Financial, Inc.	48,803	1,590,490
	National Bank Holdings Corp., Class A	323,976	11,753,849
	National Bankshares, Inc.	236	8,647
	National General Holdings Corp.	685,458	16,951,376
*	National Holdings Corp.	2,600	6,916
	National Western Life Group, Inc., Class A	13,617	3,662,973
	Navient Corp.	1,726,703	24,432,847
#	NBT Bancorp, Inc.	468,402	18,127,157

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nelnet, Inc., Class A	304,218	$19,031,878
»	NewStar Financial, Inc.	274,446	26,704
*	Nicholas Financial, Inc.	54,117	453,500
*	Nicolet Bankshares, Inc.	23,613	1,551,610
*	NMI Holdings, Inc., Class A	450,121	11,199,010
*	Northeast Bank	41,677	914,810
#	Northfield Bancorp, Inc.	539,017	8,435,616
	Northrim BanCorp, Inc.	62,227	2,424,986
#	Northwest Bancshares, Inc.	1,425,885	24,453,928
	Norwood Financial Corp.	15,206	526,432
	OceanFirst Financial Corp.	450,210	10,985,124
#*	Ocwen Financial Corp.	834,226	1,585,029
	OFG Bancorp	440,712	9,973,313
#	Ohio Valley Banc Corp.	11,179	403,115
	Old Line Bancshares, Inc.	114,252	3,226,476
#	Old National Bancorp	1,647,558	29,013,496
	Old Second Bancorp, Inc.	263,857	3,467,081
*	On Deck Capital, Inc.	1,101,512	3,943,413
	OneMain Holdings, Inc.	46,938	1,945,580
	Oppenheimer Holdings, Inc., Class A	69,539	2,026,366
	Opus Bank	271,799	6,091,016
#	Origin Bancorp, Inc.	4,891	170,256
	Oritani Financial Corp.	590,187	10,682,385
	Orrstown Financial Services, Inc.	22,334	510,779
*	Pacific Mercantile Bancorp	116,046	895,875
	Pacific Premier Bancorp, Inc.	452,702	14,318,964
#	PacWest Bancorp	32,227	1,244,929
#	Park National Corp.	87,206	8,248,816
#	Parke Bancorp, Inc.	19,194	460,080
	Patriot National Bancorp, Inc.	424	6,127
	PCSB Financial Corp.	19,618	381,374
	Peapack Gladstone Financial Corp.	213,355	6,065,683
	Penns Woods Bancorp, Inc.	26,410	1,197,958
	Pennymac Financial Services, Inc.	273,781	6,573,482
	Peoples Bancorp of North Carolina, Inc.	7,982	216,472
	Peoples Bancorp, Inc.	203,902	6,608,464
	People's Utah Bancorp	129,108	3,911,972
#	Pinnacle Financial Partners, Inc.	16,782	1,019,339
	Piper Jaffray Cos.	81,364	6,289,437
	PJT Partners, Inc., Class A	166,098	7,002,692
	Popular, Inc.	140,022	8,059,666
#*	PRA Group, Inc.	583,678	18,169,896
	Preferred Bank	169,830	9,203,088
	Premier Financial Bancorp, Inc.	107,007	1,671,449
	Primerica, Inc.	109,793	13,470,503
	ProAssurance Corp.	701,935	27,438,639
	Protective Insurance Corp., Class A	1,471	24,051
	Protective Insurance Corp., Class B	76,822	1,271,404
#*	Provident Bancorp, Inc.	1,929	53,337
	Provident Financial Holdings, Inc.	66,843	1,388,329
	Provident Financial Services, Inc.	555,013	13,420,214
	Prudential Bancorp, Inc.	17,529	320,255
	Pzena Investment Management, Inc., Class A	207,101	1,685,802
	QCR Holdings, Inc.	122,561	4,689,184
	Radian Group, Inc.	11,900	271,320
	RBB Bancorp	32,585	654,959
*	Regional Management Corp.	127,597	3,078,916
	Renasant Corp.	539,440	19,360,502
	Republic Bancorp, Inc., Class A	93,776	4,479,680

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Republic First Bancorp, Inc.	312,305	$1,358,527
	Riverview Bancorp, Inc.	233,989	1,988,907
#	RLI Corp.	474,546	42,770,831
#	S&T Bancorp, Inc.	331,433	12,617,654
*	Safeguard Scientifics, Inc.	339,283	3,962,825
	Safety Insurance Group, Inc.	186,277	18,378,089
	Salisbury Bancorp, Inc.	2,658	102,333
	Sandy Spring Bancorp, Inc.	306,969	11,185,950
#	SB Financial Group, Inc.	790	13,082
	SB One Bancorp	35,253	807,646
#*	Seacoast Banking Corp. of Florida	387,006	10,464,642
*	Security National Financial Corp., Class A	2,314	11,825
#*	Select Bancorp, Inc.	33,085	375,515
	Selective Insurance Group, Inc.	759,920	57,145,984
#	ServisFirst Bancshares, Inc.	404,684	13,783,537
	Severn Bancorp, Inc.	1,000	8,420
	Shore Bancshares, Inc.	52,277	857,343
	Sierra Bancorp	163,688	4,267,346
	Silvercrest Asset Management Group, Inc., Class A	28,209	404,235
	Simmons First National Corp., Class A	915,465	23,573,224
	SLM Corp.	77,428	705,369
*	SmartFinancial, Inc.	24,990	542,033
	Sound Financial Bancorp, Inc.	100	3,500
#	South State Corp.	357,965	28,662,258
*	Southern First Bancshares, Inc.	74,397	3,033,910
	Southern Missouri Bancorp, Inc.	32,215	1,122,693
	Southern National Bancorp of Virginia, Inc.	83,586	1,330,689
#	Southside Bancshares, Inc.	334,273	11,572,531
	Southwest Georgia Financial Corp.	1,844	37,802
	State Auto Financial Corp.	392,774	13,582,125
	Sterling Bancorp	1,374,466	30,032,082
	Sterling Bancorp, Inc.	42,598	418,312
	Stewart Information Services Corp.	368,410	13,936,950
	Stifel Financial Corp.	502,319	30,043,699
	Stock Yards Bancorp, Inc.	232,544	8,894,808
	Summit Financial Group, Inc.	26,319	700,349
	Summit State Bank	743	9,102
	TCF Financial Corp.	2,107,424	45,056,725
	TCF Financial Corp.	622,548	26,171,918
	Territorial Bancorp, Inc.	79,606	2,288,672
*	Texas Capital Bancshares, Inc.	322,301	20,282,402
	TheStreet, Inc.	1,239	7,731
*	Third Point Reinsurance, Ltd.	141,170	1,422,994
	Timberland Bancorp, Inc.	99,063	2,738,101
	Tiptree, Inc.	325,653	2,224,210
	Tompkins Financial Corp.	143,726	11,781,220
	Towne Bank	576,806	16,231,321
	TriCo Bancshares	242,214	9,143,578
#*	TriState Capital Holdings, Inc.	400,617	8,412,957
*	Triumph Bancorp, Inc.	136,252	4,252,425
#*	Trupanion, Inc.	16,704	537,201
	TrustCo Bank Corp. NY	1,200,987	9,727,995
#	Trustmark Corp.	908,851	32,300,565
#	UMB Financial Corp.	507,923	34,670,824
	Umpqua Holdings Corp.	271,163	4,734,506
*	Unico American Corp.	11,600	69,832
	Union Bankshares, Inc.	2,252	74,744
	United Bancshares, Inc.	900	19,701
#	United Bankshares, Inc.	729,441	27,419,687

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	United Community Banks, Inc.	926,780	$26,598,586
	United Community Financial Corp.	687,351	6,997,233
	United Financial Bancorp, Inc.	519,974	7,456,427
	United Fire Group, Inc.	207,770	10,860,138
#	United Insurance Holdings Corp.	406,844	4,609,543
	United Security Bancshares	40,816	437,548
	Unity Bancorp, Inc.	50,944	1,055,050
#	Universal Insurance Holdings, Inc.	329,354	8,171,273
	Univest Financial Corp.	323,464	8,882,321
#	Valley National Bancorp	2,110,977	23,558,503
	Value Line, Inc.	26,515	692,042
#	Veritex Holdings, Inc.	382,715	9,793,677
*	Victory Capital Holdings, Inc., Class A	24,484	437,529
#	Virtu Financial, Inc., Class A	77,463	1,679,398
#	Virtus Investment Partners, Inc.	108,806	11,659,651
#	Waddell & Reed Financial, Inc., Class A	960,621	16,810,867
	Walker & Dunlop, Inc.	370,541	21,617,362
	Washington Federal, Inc.	822,779	30,097,256
	Washington Trust Bancorp, Inc.	178,355	8,958,772
	Waterstone Financial, Inc.	269,111	4,547,976
	Webster Financial Corp.	47,482	2,421,582
	WesBanco, Inc.	504,639	18,459,695
	West Bancorporation, Inc.	176,606	3,740,515
#	Westamerica Bancorporation	205,625	13,180,562
*	Western Alliance Bancorp	14,884	735,865
	Western New England Bancorp, Inc.	280,991	2,624,456
	Westwood Holdings Group, Inc.	131,498	4,115,887
	White Mountains Insurance Group, Ltd.	19,969	21,486,644
	Wintrust Financial Corp.	266,868	19,091,737
#	WisdomTree Investments, Inc.	844,612	5,236,594
#*	World Acceptance Corp.	87,842	11,132,217
	WSFS Financial Corp.	508,220	21,533,281
	WVS Financial Corp.	4,423	76,120
TOTAL FINANCIALS			3,482,040,636
HEALTH CARE — (8.0%)
*	Abeona Therapeutics, Inc.	42,416	109,857
#*	AC Immune SA	3,624	20,729
#*	Acadia Healthcare Co., Inc.	788,313	25,178,717
#*	Acceleron Pharma Inc.	9,314	406,649
#*	Accuray, Inc.	1,040,899	4,309,322
#*	Acer Therapeutics, Inc.	2,509	7,502
#*	Achieve Life Sciences, Inc.	32,594	59,647
*	Achillion Pharmaceuticals, Inc.	2,084,145	9,191,079
#*	Aclaris Therapeutics, Inc.	308,370	394,714
#*	Acorda Therapeutics, Inc.	697,759	4,835,470
#*	Adamas Pharmaceuticals, Inc.	69,806	436,986
#*	Adamis Pharmaceuticals Corp.	45,415	52,227
#*	Addus HomeCare Corp.	225,890	18,204,475
*	Aduro Biotech, Inc.	270,523	357,090
*	Advaxis, Inc.	28,293	15,872
#*	Adverum Biotechnologies, Inc.	438,545	5,880,888
*	Aeglea BioTherapeutics, Inc.	209,584	1,877,873
*	Affimed NV	94,326	282,978
#*	Agios Pharmaceuticals, Inc.	39,389	1,895,005
#*	Akebia Therapeutics, Inc.	321,412	1,346,716
#*	Akorn, Inc.	901,443	3,353,368
#*	Albireo Pharma, Inc.	72,635	1,880,520
#*	Alder Biopharmaceuticals, Inc.	144,776	1,465,133

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Aldeyra Therapeutics, Inc.	46,844	$256,705
#*	Allscripts Healthcare Solutions, Inc.	2,329,380	23,992,614
#*	Alphatec Holdings, Inc.	23,840	112,048
#*	Altimmune, Inc.	34,798	83,515
#*	AMAG Pharmaceuticals, Inc.	73,626	608,151
*	Amedisys, Inc.	364,629	50,278,693
#*	American Renal Associates Holdings, Inc.	311,959	2,402,084
*	American Shared Hospital Services	11,689	35,301
*	AMN Healthcare Services, Inc.	519,275	27,718,899
*	Amphastar Pharmaceuticals, Inc.	485,133	9,775,430
#*	AnaptysBio, Inc.	28,447	1,527,888
#*	AngioDynamics, Inc.	360,031	7,337,432
#*	ANI Pharmaceuticals, Inc.	188,122	15,913,240
#*	Anika Therapeutics, Inc.	242,725	13,371,720
#*	Apollo Endosurgery, Inc.	9,340	25,498
*	Apollo Medical Holdings, Inc.	2,107	32,237
#*	Applied Genetic Technologies Corp.	234,335	904,533
#*	Aptevo Therapeutics, Inc.	213,534	190,045
#*	Aptinyx, Inc.	2,801	10,420
	Apyx Medical Corp.	134,412	973,143
*	AquaBounty Technologies Inc.	2,500	8,400
*	Aquinox Pharmaceuticals, Inc.	50,332	134,386
*	Aravive, Inc.	49,230	322,456
#*	Ardelyx, Inc.	776,043	1,870,264
#*	Arena Pharmaceuticals, Inc.	105,434	6,608,603
*	Assembly Biosciences, Inc.	132,141	1,651,762
#*	Assertio Therapeutics, Inc.	692,323	2,374,668
#*	Atara Biotherapeutics, Inc.	107,377	1,532,270
#*	Atossa Genetics, Inc.	5,251	10,922
*	AtriCure Inc.	11,563	370,941
#	Atrion Corp.	12,080	9,295,560
*	Audentes Therapeutics, Inc.	122,138	4,753,611
#*	Avanos Medical, Inc.	481,467	19,605,336
#*	Avrobio, Inc.	32,365	686,785
#*	AxoGen, Inc.	12,794	230,036
#	Axovant Gene Therapies, Ltd.	5,400	37,476
#*	Bellicum Pharmaceuticals, Inc.	82,123	118,257
#*	BioLife Solutions, Inc.	1,638	31,237
#*	Bio-Path Holdings, Inc.	2,139	29,219
#*	BioScrip, Inc.	866,760	2,452,931
*	BioSpecifics Technologies Corp.	123,631	7,182,961
#*	BioTelemetry, Inc.	443,650	20,829,367
#*	BioTime, Inc.	73,137	80,451
*	Brookdale Senior Living, Inc.	2,907,426	22,648,849
*	Calithera Biosciences, Inc.	382,316	1,621,020
#*	Cambrex Corp.	348,547	15,266,359
#	Cantel Medical Corp.	362,261	33,429,445
#*	Capital Senior Living Corp.	536,755	2,866,272
#*	CASI Pharmaceuticals, Inc.	4,800	14,976
*	Castlight Health, Inc., Class B	576,010	927,376
*	Catabasis Pharmaceuticals, Inc.	66,583	471,408
#*	Catalyst Biosciences, Inc.	196,254	1,607,320
#*	Catalyst Pharmaceuticals, Inc.	118,977	593,695
#*	Celldex Therapeutics, Inc.	54,754	119,364
#*	Cellectar Biosciences, Inc.	7,100	15,549
#*	Cellular Biomedicine Group, Inc.	3,935	54,264
#*	Champions Oncology, Inc.	87,476	565,970
*	Check Cap, Ltd.	51,888	108,965
*	Chembio Diagnostics, Inc.	2,577	15,591

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Chemed Corp.	12,956	$5,252,233
#*	ChemoCentryx, Inc.	419,115	3,344,538
#*	Chiasma, Inc.	1,978	10,859
*	Chimerix, Inc.	703,838	2,533,817
#*	Cidara Therapeutics, Inc.	12,188	17,307
#*	Clearside Biomedical, Inc.	27,283	30,830
»	Clementia Pharmaceuticals, Inc.	2,928	3,953
#*	Collegium Pharmaceutical, Inc.	230,610	2,529,792
#*	Community Health Systems, Inc.	578,275	1,185,464
#	Computer Programs & Systems, Inc.	90,426	2,333,895
*	Concert Pharmaceuticals, Inc.	450,295	4,529,968
#	CONMED Corp.	253,667	22,157,812
#*	Corcept Therapeutics, Inc.	592,843	6,675,412
*	CorVel Corp.	179,800	15,318,960
#*	Corvus Pharmaceuticals, Inc.	207,615	811,775
#*	Covetrus, Inc.	13,005	307,828
#*	CRISPR Therapeutics AG	200	10,138
*	Cross Country Healthcare, Inc.	479,173	4,547,352
*	CryoLife, Inc.	469,203	13,522,430
#*	Cumberland Pharmaceuticals, Inc.	138,305	809,084
*	Cutera, Inc.	286,642	7,326,570
*	Cymabay Therapeutics, Inc.	384,292	2,374,925
*	CynergisTek, Inc.	13,560	57,766
#*	CytomX Therapeutics, Inc.	160,717	1,656,992
#*	Deciphera Pharmaceuticals, Inc.	21,756	480,808
#*	Denali Therapeutics, Inc.	18,513	395,253
#*	Dermira, Inc.	524,873	4,624,131
*	Dicerna Pharmaceuticals, Inc.	5,400	73,602
*	Diffusion Pharmaceuticals, Inc.	5,446	12,308
	Digirad Corp.	12,540	67,089
#*	Diplomat Pharmacy, Inc.	209,926	1,106,310
#*	Dyadic International, Inc.	2,130	12,333
#*	Eagle Pharmaceuticals, Inc.	83,049	4,556,068
#*	Eidos Therapeutics, Inc.	3,074	100,151
#*	Eiger BioPharmaceuticals, Inc.	3,754	41,557
#*	ElectroCore, Inc.	1,702	2,400
*	Electromed, Inc.	41,622	221,845
#*	Emergent BioSolutions, Inc.	448,256	19,786,020
*	Enanta Pharmaceuticals, Inc.	233,098	17,487,012
#*	Endo International P.L.C.	575,667	1,824,864
#*	Endologix, Inc.	81,775	564,247
	Ensign Group, Inc. (The)	526,960	31,754,610
#*	Enzo Biochem, Inc.	619,751	2,423,226
#*	Epizyme, Inc.	248,348	3,293,094
#*	Evolent Health, Inc., Class A	725,733	4,949,499
#*	Eyenovia, Inc.	9,231	29,447
*	Five Prime Therapeutics, Inc.	379,668	1,940,103
#*	Flexion Therapeutics, Inc.	7,855	78,864
#*	Fluidigm Corp.	35,138	412,871
*	FONAR Corp.	62,705	1,538,781
#*	G1 Therapeutics, Inc.	100,574	2,495,241
#*	Genomic Health, Inc.	159,200	11,616,824
#*	Global Blood Therapeutics, Inc.	73,193	4,010,976
*	Globus Medical, Inc., Class A	194,573	8,868,637
#*	GlycoMimetics, Inc.	356,529	3,290,763
*	Haemonetics Corp.	63,648	7,770,148
#*	Hanger, Inc.	49,919	861,103
#	Harrow Health, Inc.	15,918	123,364
#*	Harvard Bioscience, Inc.	555,689	1,378,109

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	HealthEquity, Inc.	192,561	$15,786,151
*	HealthStream, Inc.	345,081	9,745,087
#*	Heska Corp.	107,512	8,616,012
*	HMS Holdings Corp.	872,549	30,451,960
#*	Horizon Therapeutics P.L.C.	2,251,975	56,051,658
#*	Icad, Inc.	10,207	65,019
#*	Idera Pharmaceuticals, Inc.	77,238	208,543
#*	Infinity Pharmaceuticals, Inc.	382,825	562,753
*	InfuSystem Holdings, Inc.	13,879	61,623
#*	Innoviva, Inc.	742,058	8,815,649
#*	Inogen, Inc.	193,685	11,911,627
#*	Inovalon Holdings, Inc., Class A	13,639	204,585
#*	Inovio Pharmaceuticals, Inc.	387,915	1,070,645
#*	Insmed, Inc.	59,768	1,311,908
#*	Inspire Medical Systems, Inc.	91,741	6,204,444
*	Integer Holdings Corp.	319,518	27,967,411
#*	Integra LifeSciences Holdings Corp.	86,646	5,492,490
#*	Intellia Therapeutics, Inc.	349,436	6,324,792
#*	Intra-Cellular Therapies, Inc.	426,292	3,559,538
#*	Intrexon Corp.	14,359	114,728
#*	IntriCon Corp.	136,558	2,455,313
#	Invacare Corp.	602,725	3,224,579
#*	Iovance Biotherapeutics, Inc.	67,045	1,648,637
#*	iRadimed Corp.	1,100	26,268
#*	IRIDEX Corp.	63,373	218,003
#	IVERIC bio, Inc.	59,289	70,554
#*	Joint Corp. (The)	30,391	561,626
*	Jounce Therapeutics, Inc.	282,415	1,352,768
#*	Kadmon Holdings, Inc.	46,254	121,185
#*	Kala Pharmaceuticals, Inc.	211,875	1,245,825
#*	KalVista Pharmaceuticals, Inc.	38,821	644,040
#*	Karyopharm Therapeutics, Inc.	493,510	4,347,823
#	Kewaunee Scientific Corp.	16,674	304,300
#*	Kindred Biosciences, Inc.	495,548	3,379,637
#*	Krystal Biotech, Inc.	3,023	145,134
#*	Kura Oncology, Inc.	128,381	2,454,645
#*	Lannett Co., Inc.	35,583	251,572
*	Lantheus Holdings, Inc.	579,175	13,100,938
#	LeMaitre Vascular, Inc.	373,107	12,346,111
#*	LHC Group, Inc.	374,532	47,408,261
#*	Ligand Pharmaceuticals, Inc.	73,135	6,692,584
#*	Lipocine, Inc.	6,913	13,066
#*	LivaNova P.L.C.	128,451	9,897,150
	Luminex Corp.	488,630	10,617,930
#*	MacroGenics, Inc.	391,076	5,627,584
#*	Madrigal Pharmaceuticals, Inc.	14,615	1,275,743
*	Magellan Health, Inc.	259,275	18,237,403
#*	Mallinckrodt P.L.C.	1,067,398	7,268,980
#*	Marinus Pharmaceuticals, Inc.	44,156	48,572
*	Medidata Solutions, Inc.	22,371	2,044,038
*	MEDNAX, Inc.	116,249	2,856,238
#*	Medpace Holdings, Inc.	169,689	13,364,706
*	MEI Pharma, Inc.	50,301	85,512
*	Melinta Therapeutics, Inc.	35,777	142,035
#	Meridian Bioscience, Inc.	648,000	7,743,600
*	Merit Medical Systems, Inc.	631,584	24,922,305
#*	Merrimack Pharmaceuticals, Inc.	123,207	756,491
*	Mersana Therapeutics, Inc.	8,800	30,800
#	Mesa Laboratories, Inc.	44,380	11,169,558

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Microbot Medical, Inc.	9,800	$67,718
#*	Micron Solutions, Inc.	6,674	16,151
	Millendo Therapeutics, Inc.	1,100	10,791
*	MiMedx Group, Inc.	3,062	16,076
#*	Minerva Neurosciences, Inc.	613,447	4,073,288
#*	Miragen Therapeutics, Inc.	109,994	219,988
#*	Mirati Therapeutics, Inc.	17,790	1,882,182
#*	Misonix, Inc.	84,964	2,016,196
#*	Molecular Templates, Inc.	104,975	689,686
#*	Moleculin Biotech, Inc.	10,785	11,756
#*	Momenta Pharmaceuticals, Inc.	322,725	3,646,792
#*	MTBC, Inc.	10,975	52,131
#*	Myriad Genetics, Inc.	796,274	23,203,424
#*	Nabriva Therapeutics P.L.C.	226,060	536,892
#*	NantKwest, Inc.	5,502	7,593
	National HealthCare Corp.	59,811	5,239,444
	National Research Corp.	147,151	9,920,920
*	Natus Medical, Inc.	361,538	11,232,986
*	Neogen Corp.	323,665	23,109,681
#*	NeoGenomics, Inc.	390,345	9,512,708
#*	Neurotrope, Inc.	32,555	172,216
#*	NewLink Genetics Corp.	11,691	20,693
*	NextGen Healthcare, Inc.	682,934	11,172,800
#*	NuVasive, Inc.	496,126	33,041,992
*	Nuvectra Corp.	278,153	589,684
#*	ObsEva SA	52,997	476,443
*	Omnicell, Inc.	412,196	31,001,261
#*	Onconova Therapeutics, Inc.	28,362	70,905
*	OncoSec Medical, Inc.	3,910	8,719
#*	Opiant Pharmaceuticals, Inc.	2,884	34,868
#*	OPKO Health, Inc.	1,722,852	3,635,218
#*	OptimizeRx Corp.	2,643	39,883
*	OraSure Technologies, Inc.	964,165	8,050,778
*	Orthofix Medical, Inc.	236,274	12,628,845
#*	OrthoPediatrics Corp.	10,835	382,584
#*	Otonomy, Inc.	327,797	930,943
#*	Ovid therapeutics, Inc.	40,259	82,128
#	Owens & Minor, Inc.	1,073,577	2,909,394
#*	Oxford Immunotec Global P.L.C.	26,589	342,998
#*	Pacira BioSciences, Inc.	153,933	6,756,119
#*	Paratek Pharmaceuticals Inc.	136,856	442,045
#	Patterson Cos., Inc.	609,429	12,066,694
#*	PDL BioPharma, Inc.	1,370,246	3,946,308
#	PDS Biotechnology Corp.	6,239	40,554
#*	PetIQ, Inc.	119,207	4,081,648
*	Pfenex, Inc.	240,666	1,415,116
	Phibro Animal Health Corp., Class A	175,965	5,477,790
*	Pieris Pharmaceuticals, Inc.	122,242	672,331
#*	PolarityTE, Inc.	11,178	53,207
#*	Prestige Consumer Healthcare, Inc.	568,659	19,675,601
*	Pro-Dex, Inc.	23,325	331,681
#*	Progenics Pharmaceuticals, Inc.	310,647	1,671,281
#	ProPhase Labs, Inc.	259	526
*	Protagonist Therapeutics, Inc.	238,496	2,628,226
#*	Proteostasis Therapeutics, Inc.	7,597	6,255
*	Prothena Corp. P.L.C.	441,620	4,133,563
*	Providence Service Corp. (The)	201,834	11,250,227
	Psychemedics Corp.	64,680	582,767
#*	PTC Therapeutics, Inc.	28,636	1,379,396

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Pulse Biosciences, Inc.	623	$8,136
*	Quidel Corp.	293,726	17,338,646
#*	Quorum Health Corp.	150,266	249,442
*	Ra Pharmaceuticals, Inc.	151,739	5,165,196
#*	RadNet, Inc.	592,082	8,721,368
#*	Recro Pharma, Inc.	6,256	60,058
#*	REGENXBIO, Inc.	100,849	4,478,704
#*	Repligen Corp.	294,158	27,765,574
#*	Retrophin, Inc.	381,193	7,543,809
#*	Revance Therapeutics, Inc.	160,270	2,016,197
*	Rexahn Pharmaceuticals, Inc.	984	5,038
#*	Rhythm Pharmaceuticals, Inc.	21,114	406,444
#*	Rigel Pharmaceuticals, Inc.	929,357	2,118,934
#*	Rocket Pharmaceuticals, Inc.	12,374	150,715
#*	RTI Surgical Holdings, Inc.	995,376	4,240,302
#*	Sangamo Therapeutics, Inc.	357,176	4,289,684
#*	Savara, Inc.	41,429	105,230
*	SeaSpine Holdings Corp.	224,817	2,857,424
*	Select Medical Holdings Corp.	1,337,883	22,396,161
#*	Sesen Bio, Inc.	48,570	59,741
#*	Sientra, Inc.	177,968	1,085,605
#*	Sierra Oncology, Inc.	216,182	112,696
#*	SIGA Technologies, Inc.	52,410	293,496
#	Simulations Plus, Inc.	247,735	9,617,073
#*	Solid Biosciences, Inc.	14,186	81,286
#*	Spark Therapeutics, Inc.	61,586	6,159,832
#*	Spectrum Pharmaceuticals, Inc.	243,378	1,844,805
#*	Spero Therapeutics, Inc.	21,927	227,822
*	Spring Bank Pharmaceuticals, Inc.	1,000	4,740
#*	STAAR Surgical Co.	36,024	1,055,863
*	Strata Skin Sciences, Inc.	26,318	72,638
#*	Supernus Pharmaceuticals, Inc.	522,876	17,448,372
#*	Surgery Partners, Inc.	225,160	1,717,971
*	Surmodics, Inc.	205,207	8,557,132
#*	Syndax Pharmaceuticals, Inc.	472,305	4,534,128
#*	Syneos Health, Inc.	83,522	4,267,139
#*	Synlogic, Inc.	319,906	1,794,673
#*	Syros Pharmaceuticals, Inc.	170,401	1,274,599
#	Taro Pharmaceutical Industries, Ltd.	24,824	2,005,034
#*	Teladoc Health, Inc.	13,500	921,240
#*	Tenet Healthcare Corp.	1,045,746	24,648,233
#*	Tetraphase Pharmaceuticals, Inc.	170,020	58,453
#*	Tivity Health, Inc.	502,495	8,768,538
#*	Tocagen, Inc.	27,986	148,886
*	Triple-S Management Corp., Class B	207,814	4,983,388
#*	Ultragenyx Pharmaceutical Inc.	88,394	5,326,622
*	United Therapeutics Corp.	23,213	1,839,398
#	US Physical Therapy, Inc.	126,462	16,323,715
#	Utah Medical Products, Inc.	48,001	4,367,611
#*	Vanda Pharmaceuticals, Inc.	119,147	1,483,380
*	Varex Imaging Corp.	269,528	8,568,295
#*	Verastem, Inc.	377,499	566,248
#*	Vericel Corp.	76,174	1,456,447
#*	Vocera Communications, Inc.	31,882	818,411
#*	Wright Medical Group NV	676,999	19,538,191
#*	Xencor, Inc.	65,414	2,879,524
#*	Zafgen, Inc.	330,651	300,892
#*	Zogenix, Inc.	170,528	8,214,334
#*	Zosano Pharma Corp.	11,488	33,315

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Zynex, Inc.	9,845	$81,910
TOTAL HEALTH CARE			1,606,955,058
INDUSTRIALS — (17.3%)
#	AAON, Inc.	503,101	25,557,531
	AAR Corp.	267,276	11,188,173
#	ABM Industries, Inc.	736,327	30,992,003
*	Acacia Research Corp.	313,447	874,517
	ACCO Brands Corp.	971,373	9,500,028
	Acme United Corp.	21,015	437,112
#	Actuant Corp., Class A	581,634	13,319,419
*	Advanced Disposal Services, Inc.	14,662	474,609
	Advanced Drainage Systems, Inc.	305,707	10,066,932
#*	Aegion Corp.	271,675	5,121,074
*	AeroCentury Corp.	2,989	23,912
#*	Aerojet Rocketdyne Holdings, Inc.	803,753	34,336,328
#*	Aerovironment, Inc.	362,632	19,890,365
#	Air Lease Corp.	60,381	2,523,322
*	Air Transport Services Group, Inc.	678,389	15,813,248
	Aircastle, Ltd.	820,723	17,062,831
#	Alamo Group, Inc.	106,287	10,404,434
	Albany International Corp., Class A	294,573	25,330,332
#	Allegiant Travel Co.	154,735	23,187,040
	Allied Motion Technologies, Inc.	146,597	5,811,105
*	Alpha Pro Tech, Ltd.	20,453	72,199
	Altra Industrial Motion Corp.	319,901	9,190,756
#*	Ameresco, Inc., Class A	220,182	3,137,594
#*	American Superconductor Corp.	1,808	16,073
#*	American Woodmark Corp.	171,427	14,545,581
*	AMREP Corp.	8,340	50,874
#	Apogee Enterprises, Inc.	300,647	12,194,242
	Applied Industrial Technologies, Inc.	406,003	24,701,223
#*	Aqua Metals, Inc.	3,423	6,538
*	ARC Document Solutions, Inc.	620,326	1,172,416
#	ArcBest Corp.	219,906	6,581,787
#	Argan, Inc.	244,343	10,054,714
*	Armstrong Flooring, Inc.	335,620	2,805,783
	Armstrong World Industries, Inc.	528,717	51,660,938
*	Arotech Corp.	280,733	607,787
*	Art's-Way Manufacturing Co., Inc.	400	804
*	ASGN, Inc.	506,767	31,951,659
	Astec Industries, Inc.	342,047	11,181,516
*	Astronics Corp.	311,055	11,459,266
*	Astronics Corp., Class B	46,658	1,739,410
*	Atkore International Group, Inc.	261,941	7,148,370
#*	Atlas Air Worldwide Holdings, Inc.	232,894	10,631,611
#*	Avalon Holdings Corp., Class A	27,944	73,213
#*	Avis Budget Group, Inc.	416,240	15,146,974
#*	Axon Enterprise, Inc.	393,757	27,649,617
	AZZ, Inc.	270,961	12,621,363
#*	Babcock & Wilcox Enterprises, Inc.	17,204	60,730
	Barnes Group, Inc.	536,837	27,936,998
	Barrett Business Services, Inc.	105,547	9,235,363
#*	Beacon Roofing Supply, Inc.	756,569	27,410,495
#	BG Staffing, Inc.	88,719	1,474,510
*	Blue Bird Corp.	173,917	3,603,560
*	BMC Stock Holdings, Inc.	396,677	8,389,719
	Brady Corp., Class A	454,449	23,508,647
#	Briggs & Stratton Corp.	623,429	5,941,278

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Brink's Co. (The)	370,740	$33,425,918
*	Broadwind Energy, Inc.	66,705	131,409
*	Builders FirstSource, Inc.	1,062,117	18,247,170
*	CAI International, Inc.	198,328	4,521,878
*	Casella Waste Systems, Inc., Class A	714,812	31,165,803
*	CBIZ, Inc.	442,759	10,347,278
#*	CECO Environmental Corp.	477,319	4,405,654
#*	Celadon Group, Inc.	128,400	165,636
*	Chart Industries, Inc.	470,980	35,573,119
	Chicago Rivet & Machine Co.	4,772	123,643
#*	Cimpress NV	293,238	28,282,805
#*	CIRCOR International, Inc.	334,697	12,718,486
#*	Civeo Corp.	1,181,255	1,949,071
*	Clean Harbors, Inc.	518,261	40,325,888
#*	Colfax Corp.	726,640	20,113,395
	Columbus McKinnon Corp.	212,398	8,164,579
	Comfort Systems USA, Inc.	372,873	15,660,666
*	Commercial Vehicle Group, Inc.	619,745	5,032,329
	CompX International, Inc.	9,814	161,440
*	Construction Partners, Inc., Class A	43,562	680,874
*	Continental Building Products, Inc.	417,759	10,268,516
*	Continental Materials Corp.	397	6,050
	Copa Holdings SA, Class A	73,149	7,395,364
#*	Cornerstone Building Brands, Inc.	421,890	2,455,400
	Costamare, Inc.	423,276	2,552,354
#	Covanta Holding Corp.	1,413,206	24,335,407
*	Covenant Transportation Group, Inc., Class A	184,351	3,106,314
*	CPI Aerostructures, Inc.	102,929	807,993
	CRA International, Inc.	60,770	2,638,633
	CSW Industrials, Inc.	134,175	9,474,097
#	Cubic Corp.	271,157	17,950,593
#*	Daseke, Inc.	26,514	98,102
	Deluxe Corp.	426,373	19,024,763
	Douglas Dynamics, Inc.	308,547	12,681,282
*	Ducommun, Inc.	115,725	4,877,809
*	DXP Enterprises, Inc.	265,346	9,008,497
#*	Dycom Industries, Inc.	329,337	18,166,229
#*	Eagle Bulk Shipping, Inc.	230,266	1,066,132
	Eastern Co. (The)	40,545	1,024,167
*	Echo Global Logistics, Inc.	449,004	9,456,024
#	Ecology and Environment, Inc., Class A	11,494	119,538
	EMCOR Group, Inc.	171,186	14,446,387
	Encore Wire Corp.	177,098	9,726,222
#*	Energous Corp.	7,112	29,088
#*	Energy Recovery, Inc.	28,935	317,706
	EnerSys	443,663	30,217,887
#	Ennis, Inc.	186,089	3,783,189
	EnPro Industries, Inc.	229,542	16,306,664
	ESCO Technologies, Inc.	216,070	18,054,809
	Espey Manufacturing & Electronics Corp.	13,081	335,004
#	EVI Industries, Inc.	9,986	350,708
#*	Evoqua Water Technologies Corp.	65,121	926,021
#*	ExOne Co. (The)	10,900	86,764
	Exponent, Inc.	507,534	34,918,339
	Federal Signal Corp.	707,459	22,037,348
	Fluor Corp.	113,251	3,681,790
	Forrester Research, Inc.	209,822	9,930,875
	Forward Air Corp.	311,190	19,604,970
*	Franklin Covey Co.	200,766	7,327,959

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Franklin Electric Co., Inc.	467,822	$21,922,139
#*	FreightCar America, Inc.	204,703	1,119,725
*	FTI Consulting, Inc.	402,955	42,088,650
#*	Fuel Tech, Inc.	5,112	5,470
#*	Gates Industrial Corp. P.L.C.	15,406	169,158
#	GATX Corp.	350,021	26,902,614
#*	Genco Shipping & Trading, Ltd.	244,447	2,351,580
*	Gencor Industries, Inc.	191,624	2,445,122
#*	Generac Holdings, Inc.	595,255	43,036,937
*	Gibraltar Industries, Inc.	264,806	10,973,561
*	GMS, Inc.	224,621	5,056,219
#	Golden Ocean Group, Ltd.	12,487	75,921
*	Goldfield Corp. (The)	498,149	1,170,650
	Gorman-Rupp Co. (The)	377,317	12,534,471
*	GP Strategies Corp.	217,553	3,454,742
#	GrafTech International, Ltd.	566,199	6,482,979
	Graham Corp.	129,144	2,795,968
#	Granite Construction, Inc.	505,245	17,936,198
*	Great Lakes Dredge & Dock Corp.	725,870	7,788,585
#	Greenbrier Cos., Inc. (The)	364,861	10,548,132
	Griffon Corp.	320,067	5,233,095
	H&E Equipment Services, Inc.	439,423	13,450,738
*	Harsco Corp.	678,239	15,911,487
#	Hawaiian Holdings, Inc.	590,140	15,337,739
#*	HC2 Holdings, Inc.	83,752	181,742
#	Healthcare Services Group, Inc.	555,488	13,281,718
#	Heartland Express, Inc.	832,530	16,517,395
	Heidrick & Struggles International, Inc.	282,939	8,403,288
	Helios Technologies, Inc.	255,172	11,982,877
*	Herc Holdings, Inc.	197,444	8,912,622
*	Heritage-Crystal Clean, Inc.	224,294	6,291,447
	Herman Miller, Inc.	597,125	27,073,648
#*	Hertz Global Holdings, Inc.	1,600,114	24,833,769
*	Hill International, Inc.	684,507	2,156,197
	Hillenbrand, Inc.	610,410	20,564,713
	HNI Corp.	429,101	14,692,418
*	Houston Wire & Cable Co.	457,493	2,127,342
*	Hub Group, Inc., Class A	360,002	16,326,091
*	Hudson Global, Inc.	673	7,167
#*	Hudson Technologies, Inc.	13,816	8,471
	Hurco Cos., Inc.	56,491	1,931,427
*	Huron Consulting Group, Inc.	239,658	14,611,948
#*	Huttig Building Products, Inc.	330,297	855,469
	Hyster-Yale Materials Handling, Inc.	129,921	8,034,315
	ICF International, Inc.	152,967	13,031,259
*	IES Holdings, Inc.	234,534	4,247,411
*	InnerWorkings, Inc.	859,127	3,144,405
*	Innovative Solutions & Support, Inc.	46,017	253,554
	Insperity, Inc.	161,437	17,168,825
#	Insteel Industries, Inc.	318,231	6,208,687
	Interface, Inc.	645,747	8,950,053
*	JELD-WEN Holding, Inc.	282,465	6,188,808
#	John Bean Technologies Corp.	300,070	35,606,306
#	Kadant, Inc.	65,197	6,093,312
	Kaman Corp.	280,859	17,806,461
	Kelly Services, Inc., Class A	263,947	7,345,645
	Kelly Services, Inc., Class B	350	10,533
	Kennametal, Inc.	766,883	26,518,814
	Kforce, Inc.	448,656	15,294,683

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kimball International, Inc., Class B	691,488	$11,990,402
*	Kirby Corp.	39,753	3,115,045
	Knoll, Inc.	507,858	12,315,557
	Korn Ferry	626,722	24,617,640
*	Kratos Defense & Security Solutions, Inc.	1,421,088	35,029,819
#	Landstar System, Inc.	98,595	10,970,666
*	Lawson Products, Inc.	119,135	4,988,182
*	LB Foster Co., Class A	127,783	3,088,515
*	Limbach Holdings, Inc.	92,714	823,300
#	Lindsay Corp.	82,954	7,567,064
*	LS Starrett Co. (The), Class A	15,192	88,873
#	LSC Communications, Inc.	85,346	85,346
	LSI Industries, Inc.	730,080	2,891,117
*	Lydall, Inc.	258,887	6,109,733
#	Macquarie Infrastructure Corp.	450,787	18,680,613
*	Manitex International, Inc.	167,584	1,089,296
#*	Manitowoc Co., Inc. (The)	524,349	9,412,065
	Marten Transport, Ltd.	410,674	8,242,227
*	Masonite International Corp.	95,330	5,081,089
#*	MasTec, Inc.	485,767	24,929,562
*	Mastech Digital, Inc.	78,983	474,688
	Matson, Inc.	432,256	17,683,593
	Matthews International Corp., Class A	361,667	12,350,928
	McGrath RentCorp	185,520	12,635,767
*	Mercury Systems, Inc.	427,009	34,809,774
*	Meritor, Inc.	1,240,562	30,679,098
*	Mesa Air Group, Inc.	23,566	241,316
*	Milacron Holdings Corp.	176,095	2,965,440
	Miller Industries, Inc.	94,152	2,939,425
*	Mistras Group, Inc.	359,906	5,456,175
	Mobile Mini, Inc.	416,932	14,159,011
	Moog, Inc., Class A	320,724	26,126,177
#*	MRC Global, Inc.	1,164,873	18,218,614
#	MSA Safety, Inc.	350,718	36,948,141
	Mueller Industries, Inc.	581,212	17,546,790
	Mueller Water Products, Inc., Class A	2,025,341	20,597,718
*	MYR Group, Inc.	193,940	7,005,113
#	National Presto Industries, Inc.	56,095	5,159,057
	Navigant Consulting, Inc.	404,083	9,843,462
*	Navistar International Corp.	863,260	26,968,242
*	NL Industries, Inc.	283,533	1,443,183
#	NN, Inc.	543,788	4,464,500
*	Northwest Pipe Co.	155,815	3,639,838
#*	NOW, Inc.	1,303,890	15,972,653
#*	NV5 Global, Inc.	158,051	12,560,313
	nVent Electric P.L.C.	59,401	1,472,551
#	Omega Flex, Inc.	78,855	5,997,711
*	Orion Energy Systems, Inc.	3,364	10,832
*	Orion Group Holdings, Inc.	411,187	1,673,531
*	PAM Transportation Services, Inc.	42,876	2,504,387
	Park Aerospace Corp.	349,027	6,348,801
	Park-Ohio Holdings Corp.	142,533	4,361,510
#*	Patrick Industries, Inc.	238,612	10,945,132
*	Patriot Transportation Holding, Inc.	12,982	221,992
*»	Pendrell Corp.	1	175,050
*	Performant Financial Corp.	260,693	318,045
*	Perma-Pipe International Holdings, Inc.	40,889	361,868
*	PGT Innovations, Inc.	816,111	13,155,709
*	PICO Holdings, Inc.	205,760	2,076,118

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Pitney Bowes, Inc.	832,541	$3,371,791
	Powell Industries, Inc.	166,427	6,156,135
	Preformed Line Products Co.	42,334	2,445,635
	Primoris Services Corp.	502,980	10,542,461
*	Proto Labs, Inc.	211,945	22,063,475
#	Quad/Graphics, Inc.	317,013	3,585,417
	Quanex Building Products Corp.	365,207	6,800,154
*	Radiant Logistics, Inc.	575,172	3,157,694
	Raven Industries, Inc.	375,816	13,619,572
*	RBC Bearings, Inc.	255,557	41,576,568
*	RCM Technologies, Inc.	144,218	475,919
#*	Red Violet, Inc.	19,991	316,458
	Regal Beloit Corp.	469,890	37,412,642
*	Resideo Technologies, Inc.	86,982	1,640,481
	Resources Connection, Inc.	452,287	7,960,251
#	REV Group, Inc.	133,399	1,943,623
*	Rexnord Corp.	1,026,473	30,065,394
#	RR Donnelley & Sons Co.	864,117	1,745,516
	Rush Enterprises, Inc., Class A	247,887	9,335,424
#	Rush Enterprises, Inc., Class B	50,651	1,995,649
#*	Saia, Inc.	240,325	18,336,798
	Schneider National, Inc., Class B	59,285	1,144,201
#	Scorpio Bulkers, Inc.	610,440	3,668,744
#	Servotronics, Inc.	1,500	15,555
*	SIFCO Industries, Inc.	18,366	51,057
#	Simpson Manufacturing Co., Inc.	480,682	29,686,920
#*	SiteOne Landscape Supply, Inc.	135,876	10,037,160
	SkyWest, Inc.	509,155	30,910,800
*	SP Plus Corp.	264,514	9,133,668
	Spartan Motors, Inc.	554,126	6,660,595
*	Spirit Airlines, Inc.	770,526	32,693,418
*	SPX Corp.	261,972	9,142,823
*	SPX FLOW, Inc.	415,966	16,871,581
	Standex International Corp.	131,853	9,278,496
	Steelcase, Inc., Class A	877,414	14,837,071
#*	Stericycle, Inc.	97,945	4,501,552
*	Sterling Construction Co., Inc.	490,671	6,143,201
#*	Sunrun, Inc.	166,031	3,162,891
	Systemax, Inc.	194,425	4,219,023
*	Taylor Devices, Inc.	769	8,282
#*	Team, Inc.	389,470	6,449,623
#	Tennant Co.	178,953	13,620,113
#	Terex Corp.	1,065,579	32,446,881
#	Tetra Tech, Inc.	660,168	52,285,306
*	Textainer Group Holdings, Ltd.	298,576	2,905,144
*	Thermon Group Holdings, Inc.	414,592	10,505,761
	Timken Co. (The)	674,686	30,839,897
	Titan International, Inc.	653,196	2,469,081
*	Titan Machinery, Inc.	346,719	7,190,952
#*	TPI Composites, Inc.	247,283	6,323,026
*	Transcat, Inc.	46,725	1,112,990
#*	Trex Co., Inc.	555,448	45,407,874
*	TriMas Corp.	427,094	12,808,549
*	TriNet Group, Inc.	417,985	30,738,617
#	Trinity Industries, Inc.	333,722	6,540,951
#	Triton International, Ltd.	813,485	26,910,084
#	Triumph Group, Inc.	232,706	5,638,466
*	TrueBlue, Inc.	450,939	8,915,064
#*	Tutor Perini Corp.	425,914	5,562,437

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Twin Disc, Inc.	170,736	$2,060,784
*	Ultralife Corp.	155,467	1,357,227
	UniFirst Corp.	172,983	34,055,163
#*	Univar, Inc.	179,251	3,965,032
	Universal Forest Products, Inc.	607,581	24,564,500
	Universal Logistics Holdings, Inc.	188,051	3,702,724
#	US Ecology, Inc.	215,962	13,741,662
#*	USA Truck, Inc.	152,828	1,240,963
	Valmont Industries, Inc.	230,783	31,755,741
*	Vectrus, Inc.	190,800	7,715,952
*	Veritiv Corp.	172,464	3,004,323
	Viad Corp.	156,765	10,838,732
#*	Vicor Corp.	127,785	3,777,325
	Virco Manufacturing Corp.	30,131	135,891
*	Volt Information Sciences, Inc.	155,759	714,934
	VSE Corp.	88,627	2,655,265
#	Wabash National Corp.	758,753	12,011,060
#*	WageWorks, Inc.	185,115	9,472,335
	Watsco, Inc., Class B	1,946	322,053
	Watts Water Technologies, Inc., Class A	273,547	25,393,368
#*	Welbilt, Inc.	1,644,174	26,997,337
#	Werner Enterprises, Inc.	951,725	31,549,684
*	Wesco Aircraft Holdings, Inc.	1,017,616	10,715,497
*	WESCO International, Inc.	545,177	27,662,281
#*	Willdan Group, Inc.	167,686	5,865,656
*	Willis Lease Finance Corp.	26,350	1,640,288
#*	WillScot Corp.	47,278	752,666
#*	YRC Worldwide, Inc.	658,458	2,146,573
TOTAL INDUSTRIALS			3,497,952,949
INFORMATION TECHNOLOGY — (11.9%)
#*	2U, Inc.	17,254	220,851
#*	3D Systems Corp.	169,116	1,525,426
#*	A10 Networks Inc.	6,458	48,952
#*	Acacia Communications, Inc.	45,127	3,031,181
*	ACI Worldwide, Inc.	1,171,716	39,322,789
*»	Actua Corp.	41,860	75,557
#*	Adesto Technologies Corp.	146,449	1,247,745
	ADTRAN, Inc.	677,083	7,522,392
#*	Advanced Energy Industries, Inc.	445,945	26,043,188
*	Agilysys, Inc.	417,795	10,248,511
*	Airgain, Inc.	71,044	922,151
#*	Alarm.com Holdings, Inc.	376,109	18,771,600
*	Alithya Group, Inc., Class A	70,703	210,695
*	Alpha & Omega Semiconductor, Ltd.	257,477	2,613,392
#*	Altair Engineering, Inc., Class A	60,168	2,503,590
#*	Ambarella, Inc.	157,140	7,849,143
	American Software, Inc., Class A	361,447	4,814,474
*	Amkor Technology, Inc.	2,481,912	22,908,048
#*	Amtech Systems, Inc.	209,975	1,234,653
*	Anixter International, Inc.	341,977	22,009,640
#*	Appfolio, Inc., Class A	130,425	12,592,534
#*	Applied Optoelectronics, Inc.	85,931	860,169
*	Aquantia Corp.	40,188	527,668
#*	Arlo Technologies, Inc.	743,302	3,196,199
	AstroNova, Inc.	65,342	1,579,970
#*	Asure Software, Inc.	91,474	827,840
#*	Avaya Holdings Corp.	154,645	1,861,926
*	Aviat Networks, Inc.	8,967	114,957

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Avid Technology, Inc.	653,281	$6,696,130
	AVX Corp.	644,397	9,814,166
*	Aware, Inc.	122,298	346,103
*	Axcelis Technologies, Inc.	495,533	7,953,305
#*	AXT, Inc.	540,668	2,308,652
#	Badger Meter, Inc.	291,424	15,588,270
	Bel Fuse, Inc., Class A	8,954	131,176
	Bel Fuse, Inc., Class B	134,373	2,215,811
	Belden, Inc.	442,633	20,122,096
	Benchmark Electronics, Inc.	258,027	6,982,211
*	BK Technologies Corp.	30,643	119,508
#	Blackbaud, Inc.	268,270	24,412,570
#*	Blackline Inc.	16,106	718,328
*	Bottomline Technologies De, Inc.	287,257	12,090,647
#*	Boxlight Corp., Class A	4,723	12,374
*	Brightcove, Inc.	82,284	1,026,904
#*	BroadVision, Inc.	18,154	23,237
#	Brooks Automation, Inc.	656,432	25,469,562
*	BSQUARE Corp.	34,170	43,054
#	Cabot Microelectronics Corp.	328,904	40,011,172
*	CACI International, Inc., Class A	169,241	36,412,201
#*	CalAmp Corp.	573,190	6,396,800
#*	Calix, Inc.	912,340	5,729,495
#*	Carbonite, Inc.	481,261	8,629,010
#*	Cardtronics P.L.C., Class A	481,237	13,705,630
#*	Casa Systems, Inc.	117,432	773,877
	Cass Information Systems, Inc.	166,624	8,482,828
*	CCUR Holdings, Inc.	48,574	179,724
*	CEVA, Inc.	300,448	8,346,445
*	ChannelAdvisor Corp.	84,481	771,312
*	Cirrus Logic, Inc.	572,846	28,098,096
#*	Cision, Ltd.	253,785	2,636,826
*	Clearfield, Inc.	126,199	1,672,137
#*	Cloudera, Inc.	123,359	737,687
#*	Coda Octopus Group, Inc.	17,289	204,702
#*	Coherent, Inc.	70,788	9,828,914
	Cohu, Inc.	526,959	7,988,698
#*	CommScope Holding Co., Inc.	155,501	2,220,554
	Communications Systems, Inc.	42,363	155,896
*	CommVault Systems, Inc.	235,259	10,690,169
*	Computer Task Group, Inc.	182,459	802,820
	Comtech Telecommunications Corp.	256,583	7,635,910
*	Conduent, Inc.	1,976,571	17,986,796
*	Control4 Corp.	488,504	11,680,131
#*	CoreLogic, Inc.	420,128	19,145,233
*	Cornerstone OnDemand Inc.	80,845	4,786,024
*	Cray, Inc.	529,733	18,349,951
#*	Cree, Inc.	278,066	17,290,144
	CSG Systems International, Inc.	317,854	16,286,839
	CSP, Inc.	16,000	218,560
	CTS Corp.	267,817	8,441,592
*	CVD Equipment Corp.	8,212	29,563
#*	CyberOptics Corp.	133,191	1,791,419
	Daktronics, Inc.	908,245	5,758,273
*	DASAN Zhone Solutions, Inc.	7,073	71,225
*	Data I/O Corp.	148,521	653,492
*	Digi International, Inc.	232,731	3,055,758
#*	Digimarc Corp.	1,239	55,978
#*	Digital Turbine, Inc.	6,801	36,929

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Diodes, Inc.	473,230	$20,159,598
#*	Domo, Inc., Class B	6,028	167,217
*	DSP Group, Inc.	424,011	6,835,057
#	Ebix, Inc.	252,068	11,602,690
*	EchoStar Corp., Class A	135,219	6,155,169
*	eGain Corp.	325,343	2,518,155
*	EMCORE Corp.	253,307	754,855
#*	Endurance International Group Holdings, Inc.	443,747	2,103,361
#*	Enphase Energy Inc.	99,857	2,810,975
#	Entegris, Inc.	550,060	23,933,111
#*	Envestnet, Inc.	227,425	16,240,419
*	ePlus, Inc.	97,926	7,432,583
#*	Everspin Technologies, Inc.	10,662	72,182
	EVERTEC, Inc.	395,627	12,667,977
*	Evolving Systems, Inc.	9,500	7,671
#*	Exela Technologies, Inc.	70,743	187,469
*	ExlService Holdings, Inc.	349,164	24,018,992
*	Extreme Networks, Inc.	364,866	2,970,009
*	Fabrinet	424,924	22,809,920
#*	FARO Technologies, Inc.	202,533	10,813,237
*	Finisar Corp.	1,251,464	29,446,948
#*	Finjan Holdings, Inc.	419,149	901,170
#*	Fitbit, Inc., Class A	1,116,931	4,691,110
*	FormFactor, Inc.	828,955	13,909,865
*	Frequency Electronics, Inc.	53,410	622,761
	GlobalSCAPE, Inc.	119,598	1,668,392
#*	Globant SA	250,280	26,529,680
#*	GreenSky, Inc., Class A	5,500	62,865
*	GSE Systems, Inc.	72,970	157,615
*	GSI Technology, Inc.	248,664	2,044,018
#*	GTT Communications, Inc.	490,581	5,936,030
	Hackett Group, Inc. (The)	571,184	9,378,841
#*	Harmonic, Inc.	1,566,167	11,699,267
*	I3 Verticals, Inc., Class A	53,938	1,541,009
#*	Ichor Holdings, Ltd.	310,961	7,839,327
#*	ID Systems, Inc.	47,912	293,701
*	IEC Electronics Corp.	102,789	616,734
#*	II-VI, Inc.	585,289	23,235,973
#*	Image Sensing Systems, Inc.	27,942	139,710
#*	Immersion Corp.	405,880	3,263,275
#*	Impinj, Inc.	17,015	615,943
#*	Infinera Corp.	741,827	2,863,452
*	Information Services Group, Inc.	233,130	634,114
#*	Inphi Corp.	103,075	6,206,146
#*	Inseego Corp.	6,875	35,750
*	Insight Enterprises, Inc.	276,301	15,202,081
#*	Intelligent Systems Corp.	32,937	1,616,877
	InterDigital, Inc.	348,715	22,467,707
#*	Internap Corp.	317,395	945,837
*	inTEST Corp.	181,296	821,271
*	Intevac, Inc.	327,550	1,683,607
#*	Iteris, Inc.	134,761	729,057
*	Itron, Inc.	406,221	25,185,702
#	j2 Global, Inc.	274,069	24,416,807
	Jabil, Inc.	143,058	4,417,631
	KBR, Inc.	1,714,360	45,224,817
#	KEMET Corp.	878,787	17,681,194
*	Key Tronic Corp.	55,537	273,797
*	Kimball Electronics, Inc.	198,802	3,160,952

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	1,156,344	$23,531,600
#*	Kopin Corp.	857,750	994,990
	Kulicke & Soffa Industries, Inc.	541,046	12,243,871
*	KVH Industries, Inc.	246,208	2,486,701
*	Lantronix, Inc.	146,848	505,157
*	Lattice Semiconductor Corp.	1,429,812	27,652,564
#*	LGL Group, Inc. (The)	14,601	120,312
#*	Lightpath Technologies, Inc., Class A	103,683	73,615
*	Limelight Networks, Inc.	1,769,925	4,796,497
#*	LiveRamp Holdings, Inc.	764,293	40,270,598
	LogMeIn, Inc.	106,210	8,068,774
#*	Lumentum Holdings, Inc.	358,613	20,308,254
*	Luna Innovations, Inc.	164,187	845,563
#*	MACOM Technology Solutions Holdings, Inc.	234,846	4,607,679
#*	MagnaChip Semiconductor Corp.	117,697	1,300,552
*	Manhattan Associates, Inc.	575,072	48,875,369
	ManTech International Corp., Class A	263,974	18,156,132
	MAXIMUS, Inc.	31,684	2,329,091
#*	MaxLinear, Inc.	656,488	14,429,606
	Methode Electronics, Inc.	390,227	11,687,299
#*	MicroStrategy, Inc., Class A	93,066	12,724,914
*	Mimecast, Ltd.	247,069	11,760,484
#*	Mitek Systems, Inc.	174,716	1,754,149
	MKS Instruments, Inc.	88,369	7,522,853
#*	MoneyGram International, Inc.	30,881	75,658
	Monotype Imaging Holdings, Inc.	439,710	8,781,009
	MTS Systems Corp.	153,264	8,831,072
#*	Nanometrics, Inc.	369,843	11,605,673
#*	Napco Security Technologies, Inc.	288,589	8,354,652
#*	NCR Corp.	803,956	27,181,752
#*	NeoPhotonics Corp.	745,300	3,420,927
#*	Net Element, Inc.	21,646	79,657
*	NETGEAR, Inc.	365,954	12,387,543
#*	Netscout Systems, Inc.	915,099	23,829,178
*	NetSol Technologies, Inc.	87,935	527,610
	Network-1 Technologies, Inc.	190,714	467,249
	NIC, Inc.	800,983	14,529,832
#*	Novanta, Inc.	344,355	28,956,812
	NVE Corp.	61,823	4,155,742
*	OneSpan, Inc.	470,138	6,873,418
*	Optical Cable Corp.	26,264	98,753
#*	OSI Systems, Inc.	220,746	24,847,170
#*	PAR Technology Corp.	168,661	4,383,499
#*	Park City Group, Inc.	1,617	8,295
*	Paylocity Holding Corp.	180,311	18,407,950
#	Paysign, Inc.	54,250	765,467
	PC Connection, Inc.	80,463	2,631,945
#*	PCM, Inc.	141,976	4,945,024
	PC-Tel, Inc.	193,684	894,820
#*	PDF Solutions, Inc.	340,969	4,551,936
	Pegasystems, Inc.	37,535	2,837,646
*	Perceptron, Inc.	104,810	439,154
#*	Perficient, Inc.	387,983	13,257,379
	Perspecta, Inc.	561,816	13,107,167
*	PFSweb, Inc.	380,525	1,400,332
*	Photronics, Inc.	560,796	5,400,465
*	Pixelworks, Inc.	448,856	1,373,499
#	Plantronics, Inc.	381,301	14,641,958
*	Plexus Corp.	369,938	22,088,998

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Power Integrations, Inc.	288,214	$26,247,649
	Presidio, Inc.	18,645	261,030
*	PRGX Global, Inc.	247,592	1,388,991
	Progress Software Corp.	506,828	21,940,584
#*	Pure Storage, Inc., Class A	134,749	2,040,100
#	QAD, Inc., Class A	133,789	5,771,657
	QAD, Inc., Class B	15,510	511,985
#*	Qualys, Inc.	387,284	33,523,303
*	Qumu Corp.	38,807	144,362
*	Rambus, Inc.	1,288,981	16,060,703
#*	RealNetworks, Inc.	175,968	270,991
#*	Resonant, Inc.	9,824	22,595
#	RF Industries, Ltd.	87,582	719,924
*	Ribbon Communications, Inc.	723,168	3,557,987
	Richardson Electronics, Ltd.	83,382	472,776
*	Rogers Corp.	198,831	31,546,526
*	Rudolph Technologies, Inc.	383,082	10,312,567
#*	SailPoint Technologies Holding, Inc.	155,518	3,287,651
*	Sanmina Corp.	764,787	24,281,987
#	Sapiens International Corp. NV	53,007	852,883
*	ScanSource, Inc.	243,686	8,273,140
#	Science Applications International Corp.	474,325	40,493,125
*	Seachange International, Inc.	319,262	641,717
#*	SecureWorks Corp., Class A	2,110	25,193
*	Semtech Corp.	674,047	35,636,865
*	ServiceSource International, Inc.	446,233	401,654
#*	ShotSpotter, Inc.	19,189	721,314
#	Sigma Designs, Inc.	308,350	57,045
*	Sigmatron International, Inc.	5,900	24,957
*	Silicon Laboratories, Inc.	312,780	35,097,044
#*	SMART Global Holdings, Inc.	314,456	9,572,041
#*	SMTC Corp.	108,412	426,601
#*	SolarEdge Technologies, Inc.	228,543	14,907,860
*	SPS Commerce, Inc.	52,664	5,889,415
#*	StarTek, Inc.	461,600	3,097,336
*	Steel Connect, Inc.	719,828	1,281,294
#*	Stratasys, Ltd.	279,360	7,791,350
#*	Super Micro Computer, Inc.	499,932	9,153,755
*	Support.com, Inc.	4,802	7,443
#	Switch, Inc., Class A	10,832	146,990
*	Sykes Enterprises, Inc.	435,702	12,326,010
#*	Synaptics, Inc.	340,521	10,957,966
#*	Synchronoss Technologies, Inc.	330,091	2,670,436
	SYNNEX Corp.	185,548	18,283,900
*	Tech Data Corp.	393,553	39,882,661
*	Telaria, Inc.	382,811	3,100,769
*	Telenav, Inc.	393,527	3,710,960
#*	Teradata Corp.	30,673	1,123,245
	TESSCO Technologies, Inc.	94,653	1,393,292
#	TiVo Corp.	1,360,324	10,311,256
	TransAct Technologies, Inc.	85,682	1,024,757
*	Trio-Tech International	3,256	10,875
#	TTEC Holdings, Inc.	445,706	20,912,526
#*	TTM Technologies, Inc.	988,776	10,342,597
#*	Ultra Clean Holdings, Inc.	1,010,237	14,739,358
#*	Unisys Corp.	553,930	6,863,193
#*	Upland Software, Inc.	169,735	7,466,643
#*	USA Technologies, Inc.	109,198	718,523
#*	Veeco Instruments, Inc.	767,711	9,143,438

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verint Systems, Inc.	500,169	$28,944,780
#*	Veritone, Inc.	38,516	267,301
	Versum Materials, Inc.	500,293	26,005,230
#*	ViaSat, Inc.	150,257	12,259,469
*	Viavi Solutions, Inc.	1,282,698	18,817,180
*	Virtusa Corp.	407,826	18,221,666
	Vishay Intertechnology, Inc.	1,131,435	19,234,395
*	Vishay Precision Group, Inc.	174,280	7,100,167
	Wayside Technology Group, Inc.	14,899	168,061
*	Wireless Telecom Group, Inc.	138,822	213,786
#	Xperi Corp.	515,858	11,013,568
#*	Zix Corp.	1,089,099	9,921,692
TOTAL INFORMATION TECHNOLOGY			2,408,127,790
MATERIALS — (4.5%)
#	Advanced Emissions Solutions, Inc.	27,722	352,901
*	AdvanSix, Inc.	133,356	3,419,248
#*	AgroFresh Solutions, Inc.	96,715	144,105
#*	AK Steel Holding Corp.	2,624,124	7,400,030
#*	Alcoa Corp.	335,835	7,552,929
#*	Allegheny Technologies, Inc.	1,259,746	27,424,670
	American Vanguard Corp.	331,370	4,731,964
#*	Ampco-Pittsburgh Corp.	864	3,128
	Balchem Corp.	306,578	31,467,166
	Boise Cascade Co.	444,608	12,004,416
	Cabot Corp.	398,366	17,814,927
	Carpenter Technology Corp.	499,156	22,467,012
#*	Century Aluminum Co.	778,861	5,600,011
	Chase Corp.	62,170	6,439,569
	Chemours Co. (The)	81,558	1,555,311
#*	Clearwater Paper Corp.	129,185	2,535,902
#	Cleveland-Cliffs, Inc.	3,429,529	36,558,779
#*	Coeur Mining, Inc.	1,800,634	8,282,916
#	Commercial Metals Co.	1,177,629	20,620,284
#	Compass Minerals International, Inc.	344,162	19,221,448
*	Core Molding Technologies, Inc.	58,140	386,631
	Domtar Corp.	757,834	32,170,053
#	Eagle Materials, Inc.	103,488	8,566,737
#*	Element Solutions, Inc.	2,247,255	22,517,495
*	Ferro Corp.	856,492	12,616,127
	Ferroglobe P.L.C.	515,506	778,414
#*	Flotek Industries, Inc.	530,643	1,629,074
#*	Forterra, Inc.	50,851	330,531
	Friedman Industries, Inc.	80,283	496,149
	FutureFuel Corp.	381,781	4,447,749
#*	GCP Applied Technologies, Inc.	562,842	12,399,409
#	Gold Resource Corp.	640,856	2,300,673
#	Graphic Packaging Holding Co.	1,118,915	16,627,077
	Greif, Inc., Class A	268,571	9,389,242
	Greif, Inc., Class B	21,804	937,572
	Hawkins, Inc.	133,118	5,813,263
	Haynes International, Inc.	162,937	4,849,005
#	HB Fuller Co.	518,754	24,801,629
#	Hecla Mining Co.	1,937,175	3,583,774
#	Huntsman Corp.	33,898	696,604
*	Ingevity Corp.	111,957	11,032,243
	Innophos Holdings, Inc.	241,482	6,561,066
	Innospec, Inc.	271,017	25,307,567
*	Intrepid Potash, Inc.	1,033,728	3,866,143

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Kaiser Aluminum Corp.	156,943	$15,108,903
*	Koppers Holdings, Inc.	243,398	6,644,765
*	Kraton Corp.	316,614	9,710,551
#	Kronos Worldwide, Inc.	493,490	6,617,701
#*	Livent Corp.	59,049	380,276
	Louisiana-Pacific Corp.	1,008,083	26,351,290
#*	LSB Industries, Inc.	357,060	1,781,729
	Materion Corp.	177,486	11,027,205
#	McEwen Mining, Inc.	113,975	197,177
#	Mercer International, Inc.	527,223	6,869,716
	Minerals Technologies, Inc.	375,906	20,016,994
	Myers Industries, Inc.	543,137	8,782,525
#	Neenah, Inc.	165,567	10,879,408
#	Nexa Resources SA	3,754	30,933
#	Northern Technologies International Corp.	74,230	838,799
#	Olin Corp.	815,440	16,365,881
	Olympic Steel, Inc.	113,612	1,429,239
*	OMNOVA Solutions, Inc.	800,868	7,968,637
	Owens-Illinois, Inc.	1,009,171	17,125,632
#	PH Glatfelter Co.	340,480	5,556,634
	PolyOne Corp.	739,957	24,248,391
*	PQ Group Holdings, Inc.	20,404	318,098
#	Quaker Chemical Corp.	131,501	24,641,972
#*	Ramaco Resources, Inc.	16,468	80,199
#	Rayonier Advanced Materials, Inc.	742,625	3,453,206
	Resolute Forest Products, Inc.	284,319	1,734,346
#*	Ryerson Holding Corp.	544,532	4,443,381
	Schnitzer Steel Industries, Inc., Class A	255,100	6,793,313
	Schweitzer-Mauduit International, Inc.	401,272	13,815,795
#	Scotts Miracle-Gro Co. (The)	40,847	4,582,216
#	Sensient Technologies Corp.	393,938	26,854,753
	Silgan Holdings, Inc.	712,227	21,409,544
	Stepan Co.	220,814	21,893,708
#*	Summit Materials, Inc., Class A	668,726	12,331,307
*	SunCoke Energy, Inc.	788,047	5,981,277
	Synalloy Corp.	58,782	998,118
#*	TimkenSteel Corp.	725,943	5,074,342
#*	Trecora Resources	200,637	1,904,045
	Tredegar Corp.	342,010	5,701,307
	Trinseo SA	312,700	12,135,887
*	Tronox Holdings P.L.C., Class A	910,836	10,073,846
#*	UFP Technologies, Inc.	40,813	1,777,814
	United States Lime & Minerals, Inc.	41,908	3,389,519
#	United States Steel Corp.	627,075	9,424,937
*	Universal Stainless & Alloy Products, Inc.	89,074	1,441,217
#*	US Concrete, Inc.	242,253	11,407,694
#	Valvoline, Inc.	948,892	19,158,129
*	Venator Materials P.L.C	108,992	417,439
*	Verso Corp., Class A	322,690	5,221,124
	Warrior Met Coal, Inc.	59,040	1,460,650
	Worthington Industries, Inc.	635,835	25,573,284
TOTAL MATERIALS			909,125,796
REAL ESTATE — (0.5%)
	Alexander & Baldwin, Inc.	68,460	1,609,495
#*	Altisource Asset Management Corp.	3,982	37,670
#*	Altisource Portfolio Solutions SA	113,149	2,376,129
*	CKX Lands, Inc.	5,107	50,942
#	Consolidated-Tomoka Land Co.	46,059	2,888,821

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Five Point Holdings LLC, Class A	12,587	$98,304
#*	Forestar Group, Inc.	38,351	792,332
*	FRP Holdings, Inc.	101,069	5,011,001
	Griffin Industrial Realty, Inc.	22,068	857,562
#*	Howard Hughes Corp. (The)	2,572	347,220
*	InterGroup Corp. (The)	1,860	55,986
	Jones Lang LaSalle, Inc.	28,912	4,212,189
*	JW Mays, Inc.	200	7,012
#	Kennedy-Wilson Holdings, Inc.	1,330,242	28,626,808
#*	Marcus & Millichap, Inc.	305,996	10,159,067
#*	Maui Land & Pineapple Co., Inc.	103,582	1,173,584
#	Newmark Group, Inc., Class A	73,321	722,945
*	Rafael Holdings, Inc., Class B	238,157	4,929,850
	RE/MAX Holdings, Inc., Class A	168,135	4,889,366
#	Realogy Holdings Corp.	1,246,156	6,492,473
#	RMR Group, Inc. (The), Class A	95,479	4,701,386
#*	St Joe Co. (The)	246,618	4,744,930
#*	Stratus Properties, Inc.	47,474	1,339,716
*	Tejon Ranch Co.	311,041	5,763,590
#*	Trinity Place Holdings, Inc.	55,114	231,479
TOTAL REAL ESTATE			92,119,857
UTILITIES — (3.0%)
	ALLETE, Inc.	335,328	29,156,770
#	American States Water Co.	380,399	29,469,510
#*	AquaVenture Holdings, Ltd.	27,581	475,221
	Artesian Resources Corp., Class A	102,102	3,673,630
	Atlantica Yield P.L.C.	320,351	7,428,940
	Avista Corp.	633,808	29,174,182
#	Black Hills Corp.	291,424	23,066,210
#	California Water Service Group	468,280	25,001,469
	Chesapeake Utilities Corp.	154,205	14,411,999
	Clearway Energy, Inc., Class A	323,835	5,560,247
#	Clearway Energy, Inc., Class C	583,529	10,515,193
#	Connecticut Water Service, Inc.	155,090	10,840,791
	Consolidated Water Co., Ltd.	149,071	2,091,466
	El Paso Electric Co.	402,625	26,677,932
#	Genie Energy, Ltd., Class B	280,645	3,092,708
#	Hawaiian Electric Industries, Inc.	412,442	18,477,402
	IDACORP, Inc.	13,897	1,418,328
	MGE Energy, Inc.	339,202	25,151,828
	Middlesex Water Co.	216,738	13,574,301
#	New Jersey Resources Corp.	583,500	29,099,145
#	Northwest Natural Holding Co.	286,251	20,444,046
	NorthWestern Corp.	481,550	33,669,976
	ONE Gas, Inc.	181,682	16,565,765
#	Ormat Technologies, Inc.	465,505	30,513,853
	Otter Tail Corp.	373,678	19,946,932
#	Pattern Energy Group, Inc., Class A	821,548	18,838,096
	PNM Resources, Inc.	769,055	38,198,962
	Portland General Electric Co.	264,431	14,504,040
*	Pure Cycle Corp.	1,400	15,218
	RGC Resources, Inc.	25,404	731,127
	SJW Group	198,667	12,891,502
#	South Jersey Industries, Inc.	809,574	27,565,995
	Southwest Gas Holdings, Inc.	188,440	16,754,200
#	Spark Energy, Inc., Class A	126,220	1,380,847
	Spire, Inc.	413,147	34,047,444
	TerraForm Power, Inc., Class A	140,445	2,164,257

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Unitil Corp.	200,365	$11,735,378
York Water Co. (The)	164,615	5,921,201
TOTAL UTILITIES		614,246,111
TOTAL COMMON STOCKS		17,352,047,181
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	68,891	1,821,478
ENERGY — (0.0%)
*» Enron TOPRS Escrow Shares	10,595	0
TOTAL PREFERRED STOCKS		1,821,478
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	11,370	341
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,405	0
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrant 08/02/2023	479,820	0
TOTAL RIGHTS/WARRANTS		341
TOTAL INVESTMENT SECURITIES		17,353,869,000

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	157,930,005	157,930,005
SECURITIES LENDING COLLATERAL — (13.2%)
@§	DFA Short Term Investment Fund	231,170,467	2,674,873,477
TOTAL INVESTMENTS — (100.0%)
(Cost $16,653,944,228)^^			$20,186,672,482
As of July 31, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	933	09/20/19	$137,177,659	$139,124,295	$1,946,636
Total Futures Contracts			$137,177,659	$139,124,295	$1,946,636
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$686,196,112	—	—	$686,196,112
Consumer Discretionary	2,498,550,906	$13,049	—	2,498,563,955

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$733,881,368	—	—	$733,881,368
Energy	822,837,549	—	—	822,837,549
Financials	3,481,855,413	$185,223	—	3,482,040,636
Health Care	1,606,951,105	3,953	—	1,606,955,058
Industrials	3,497,952,949	—	—	3,497,952,949
Information Technology	2,408,052,233	75,557	—	2,408,127,790
Materials	909,125,796	—	—	909,125,796
Real Estate	92,119,857	—	—	92,119,857
Utilities	614,246,111	—	—	614,246,111
Preferred Stocks
Communication Services	1,821,478	—	—	1,821,478
Rights/Warrants
Consumer Discretionary	—	341	—	341
Temporary Cash Investments	157,930,005	—	—	157,930,005
Securities Lending Collateral	—	2,674,873,477	—	2,674,873,477
Futures Contracts**	1,946,636	—	—	1,946,636
TOTAL	$17,513,467,518	$2,675,151,600	—	$20,188,619,118
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (87.3%)
COMMUNICATION SERVICES — (2.5%)
	A.H. Belo Corp., Class A	497,510	$1,835,812
*	Alaska Communications Systems Group, Inc.	75,647	139,947
#	AMC Entertainment Holdings, Inc., Class A	142,408	1,684,687
	ATN International, Inc.	146,822	8,261,674
#*	AutoWeb, Inc.	3,221	11,016
*	Ballantyne Strong, Inc.	102,209	289,251
#*	Bandwidth, Inc., Class A	5,812	432,994
	Beasley Broadcast Group, Inc., Class A	8,036	26,117
#*	Boingo Wireless, Inc.	347,011	5,212,105
#*	Boston Omaha Corp., Class A	761	16,095
#*	Care.com, Inc.	166,832	1,828,479
#*	Cars.com, Inc.	304,060	5,777,140
#	CbdMD, Inc.	3,300	14,355
#*	Central European Media Enterprises, Ltd., Class A	136,656	642,283
#*	Cincinnati Bell, Inc.	319,919	1,222,091
#*	Clear Channel Outdoor Holdings, Inc.	54,136	164,032
#	Cogent Communications Holdings, Inc.	67,026	4,223,308
#*	comScore, Inc.	156,392	516,094
#	Consolidated Communications Holdings, Inc.	270,898	1,275,930
*	Cumulus Media, Inc., Class A	7,037	106,329
#*	Daily Journal Corp.	472	117,103
*	DHI Group, Inc.	49,365	181,663
	Emerald Expositions Events, Inc.	96,186	1,025,343
*	Emmis Communications Corp., Class A	25,045	131,737
#	Entercom Communications Corp., Class A	979,086	5,561,208
	Entravision Communications Corp., Class A	936,388	3,052,625
#*	Eros International P.L.C.	20,324	33,738
	EW Scripps Co. (The), Class A	588,405	9,020,249
#*	Fluent, Inc.	12,273	63,820
#*	Frontier Communications Corp.	2,389	3,153
#*	Gaia, Inc.	55,587	321,293
#	Gannett Co., Inc.	1,179,071	12,085,478
#*	Glu Mobile, Inc.	296,958	2,215,307
*	Gray Television, Inc.	688,038	12,212,674
*	Gray Television, Inc., Class A	37,830	636,679
*	Harte-Hanks, Inc.	34,467	99,954
*	Hemisphere Media Group, Inc.	61,957	762,691
*	IDT Corp., Class B	233,518	2,372,543
*	IMAX Corp.	380,762	8,357,726
*	Insignia Systems, Inc.	8,080	8,080
*	Iridium Communications, Inc.	177,869	4,524,987
*	Lee Enterprises, Inc.	85,075	184,613
#*	Liberty Media Corp.-Liberty Braves, Class A	29,818	861,740
*	Liberty Media Corp.-Liberty Braves, Class C	56,336	1,620,787
*	Liberty TripAdvisor Holdings, Inc., Class A	715,296	8,261,669
*	LICT Corp.	1	11,667
*	Loral Space & Communications, Inc.	30,063	1,106,018
#*	Marchex, Inc., Class B	75,871	330,039
	Marcus Corp. (The)	199,120	6,967,209
#*	McClatchy Co. (The), Class A	25,114	55,502
#*	Meet Group, Inc. (The)	555,182	1,909,826
#*	MSG Networks, Inc., Class A	484,839	9,207,093
	National CineMedia, Inc.	372,739	2,653,902
#	New Media Investment Group, Inc.	529,211	5,699,602

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	ORBCOMM, Inc.	684,639	$4,011,984
*	pdvWireless, Inc.	31,392	1,396,630
*	Pegasus Cos., Inc. (The)	454	159,356
#*	Professional Diversity Network, Inc.	1,600	2,928
#*	QuinStreet, Inc.	348,074	5,670,125
*	Reading International, Inc., Class A	159,853	2,086,082
*	Reading International, Inc., Class B	11,620	288,292
*	Rosetta Stone, Inc.	74,428	1,708,867
	Saga Communications, Inc., Class A	51,688	1,613,699
	Salem Media Group, Inc.	18,082	37,610
	Scholastic Corp.	99,674	3,405,861
	Shenandoah Telecommunications Co.	449,832	17,705,387
#*	Social Reality, Inc.	4,419	17,455
	Spok Holdings, Inc.	153,308	1,991,471
#*	TechTarget, Inc.	202,244	4,655,657
	Townsquare Media, Inc., Class A	101,356	546,309
#*	Travelzoo	58,722	738,723
	Tribune Publishing Co.	135,690	1,122,156
#*	TrueCar Inc.	341,652	1,735,592
#*	Urban One, Inc.	67,585	145,308
*	Zedge, Inc., Class B	70,067	112,808
TOTAL COMMUNICATION SERVICES			184,489,757
CONSUMER DISCRETIONARY — (11.3%)
*	1-800-Flowers.com, Inc., Class A	399,377	7,819,802
#	Abercrombie & Fitch Co., Class A	568,054	10,753,262
#	Acushnet Holdings Corp.	23,748	606,999
#	Adient P.L.C.	221,624	5,263,570
	AMCON Distributing Co.	5,890	575,276
#*	American Axle & Manufacturing Holdings, Inc.	771,654	9,313,864
#*	American Outdoor Brands Corp.	82,129	791,724
*	American Public Education, Inc.	130,634	4,313,535
*	America's Car-Mart, Inc.	104,379	9,410,811
	Ark Restaurants Corp.	36,613	705,533
#*	Asbury Automotive Group, Inc.	146,319	13,473,054
#*	Ascena Retail Group, Inc.	3,383,170	1,502,804
#*	Ascent Capital Group, Inc., Class A	13,090	10,079
#*	At Home Group, Inc.	266,518	1,596,443
#*	Barnes & Noble Education, Inc.	411,287	1,439,505
#	Barnes & Noble, Inc.	839,977	5,476,650
	Bassett Furniture Industries, Inc.	90,506	1,156,667
	BBX Capital Corp.	330,186	1,423,102
*	Beazer Homes USA, Inc.	70,534	826,658
#	Bed Bath & Beyond, Inc.	161,319	1,566,407
#	Big 5 Sporting Goods Corp.	77,403	164,868
#	Big Lots, Inc.	196,574	5,032,294
#*	Biglari Holdings, Inc., Class A	1,022	467,054
#*	Biglari Holdings, Inc., Class B	11,451	1,039,751
#	BJ's Restaurants, Inc.	254,018	10,084,515
#	Bloomin' Brands, Inc.	225,858	3,846,362
#*	Boot Barn Holdings, Inc.	225,810	7,065,595
	Bowl America, Inc., Class A	55,406	863,225
#	Brinker International, Inc.	171,591	6,837,901
#*	Build-A-Bear Workshop, Inc.	84,077	359,009
	Caleres, Inc.	474,503	8,911,166
	Callaway Golf Co.	1,105,362	20,272,339
	Canterbury Park Holding Corp.	10,905	133,586
*	Career Education Corp.	723,488	13,717,332
	Carriage Services, Inc.	207,770	3,972,562

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Carrols Restaurant Group, Inc.	406,372	$3,787,387
#	Cato Corp. (The), Class A	200,100	2,875,437
*	Cavco Industries, Inc.	89,870	15,938,445
*	Century Casinos, Inc.	9,163	90,439
#*	Century Communities, Inc.	89,026	2,454,447
#	Cheesecake Factory, Inc. (The)	124,844	5,378,280
#	Chico's FAS, Inc.	743,453	2,371,615
#	Children's Place, Inc. (The)	102,691	10,029,830
#*	Chuy's Holdings, Inc.	130,985	3,097,795
	Citi Trends, Inc.	92,779	1,424,158
#	Clarus Corp.	161,508	2,320,870
	Collectors Universe, Inc.	59,788	1,417,573
#*	Conn's, Inc.	278,402	5,790,762
#*	Container Store Group, Inc. (The)	103,505	632,416
	Cooper Tire & Rubber Co.	353,003	9,502,841
*	Cooper-Standard Holdings, Inc.	110,291	5,457,199
#	Core-Mark Holding Co., Inc.	272,320	10,192,938
#*	Crocs, Inc.	522,598	11,941,364
	Crown Crafts, Inc.	10,147	46,676
	CSS Industries, Inc.	87,277	447,731
#*	CTI Industries Corp.	1,700	4,964
	Culp, Inc.	168,769	3,032,779
#	Dave & Buster's Entertainment, Inc.	146,678	5,962,461
#*	Del Frisco's Restaurant Group, Inc.	192,751	1,534,298
*	Del Taco Restaurants, Inc.	384,615	4,661,534
	Delphi Technologies P.L.C.	189,473	3,550,724
#*	Delta Apparel, Inc.	77,508	1,475,752
*	Denny's Corp.	718,154	16,223,099
#	Designer Brands, Inc., Class A	395,805	7,274,896
#*	Destination Maternity Corp.	44,239	36,754
*	Destination XL Group, Inc.	205,266	361,268
#	Dillard's, Inc., Class A	16,569	1,205,892
#	Dine Brands Global, Inc.	66,527	5,461,201
*	Dixie Group, Inc. (The)	7,488	3,957
	Dover Motorsports, Inc.	149,190	298,380
#*	Drive Shack, Inc.	312,269	1,630,044
#*	Duluth Holdings, Inc., Class B	26,501	321,987
	Educational Development Corp.	73,800	490,770
#*	El Pollo Loco Holdings, Inc.	265,104	2,608,623
*	Emerson Radio Corp.	114,403	118,979
	Escalade, Inc.	69,594	802,419
#	Ethan Allen Interiors, Inc.	499,864	10,287,201
*	Everi Holdings, Inc.	316,180	3,797,322
#*	Express, Inc.	435,568	1,075,853
#*	Famous Dave's of America, Inc.	60,547	276,700
#*	Fiesta Restaurant Group, Inc.	217,721	2,079,236
	Flanigan's Enterprises, Inc.	21,606	486,783
	Flexsteel Industries, Inc.	62,090	1,140,593
#*	Fossil Group, Inc.	209,869	2,316,954
#*	Fox Factory Holding Corp.	163,838	13,120,147
#*	Francesca's Holdings Corp.	295	923
*	Full House Resorts, Inc.	683	1,298
#	GameStop Corp., Class A	870,720	3,500,294
#*	Garrett Motion, Inc.	70,160	994,167
#*	Genesco, Inc.	158,308	6,234,169
*	Genius Brands International, Inc.	12,352	9,782
#*	Gentherm, Inc.	398,697	16,310,694
#*	G-III Apparel Group, Ltd.	329,796	9,451,953
#*	GNC Holdings, Inc., Class A, Class A	14,658	30,489

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Good Times Restaurants, Inc.	1,131	$2,081
#*	GoPro, Inc., Class A	303,206	1,603,960
#*	Green Brick Partners, Inc.	171,939	1,617,946
#	Group 1 Automotive, Inc.	130,500	10,956,780
*	Groupon, Inc.	1,456,828	4,589,008
#	Guess?, Inc.	540,337	9,104,678
#*	Habit Restaurants, Inc. (The), Class A	90,594	905,940
#	Hamilton Beach Brands Holding Co., Class A	117,294	1,924,795
#	Haverty Furniture Cos., Inc.	130,427	2,362,033
	Haverty Furniture Cos., Inc., Class A	18,855	341,464
#*	Hibbett Sports, Inc.	35,596	654,966
	Hooker Furniture Corp.	95,603	1,993,323
#*	Horizon Global Corp.	100,113	574,649
*	Houghton Mifflin Harcourt Co.	425,723	2,490,480
*	Hudson, Ltd., Class A	8,806	112,541
#*	Inspired Entertainment, Inc.	3,393	27,076
#*	Installed Building Products, Inc.	202,656	10,797,512
*	J Alexander's Holdings, Inc.	80,864	870,905
#	J. Jill, Inc.	188,352	403,073
#	Jack in the Box, Inc.	74,234	5,332,228
#*	JAKKS Pacific, Inc.	4,064	3,529
#*	JC Penney Co., Inc.	7,800	6,205
	Johnson Outdoors, Inc., Class A	80,066	5,443,687
*	K12, Inc.	295,720	8,827,242
	KB Home	121,271	3,185,789
#*	Kirkland's, Inc.	147,980	253,046
*	Koss Corp.	115,135	219,908
*	Lakeland Industries, Inc.	46,633	500,372
#*	Lands' End, Inc.	25,546	278,451
*»	Lazare Kaplan International Inc.	81,643	11,479
	La-Z-Boy, Inc.	558,862	18,436,857
#	LCI Industries	39,681	3,635,970
*	Leaf Group, Ltd.	145,294	886,293
#*	LGI Homes, Inc.	3,022	212,416
#*	Libbey, Inc.	115,809	195,717
#	Liberty Tax, Inc.	20,026	238,309
#	Lifetime Brands, Inc.	106,529	940,651
*	Lindblad Expeditions Holdings, Inc.	147,303	2,773,716
*	Liquidity Services, Inc.	244,898	1,596,735
#	Lithia Motors, Inc., Class A	52,741	6,955,483
*	Live Ventures, Inc.	1,917	11,387
*	Luby's, Inc.	8,544	9,911
#*	Lumber Liquidators Holdings, Inc.	155,740	1,365,840
*	M/I Homes, Inc.	195,293	6,907,513
*	Malibu Boats, Inc., Class A	132,182	3,982,644
#	Marine Products Corp.	185,330	2,976,400
*	MarineMax, Inc.	172,958	2,670,472
*	MasterCraft Boat Holdings, Inc.	100,385	1,666,391
	MDC Holdings, Inc.	462,269	16,706,402
*	Meritage Homes Corp.	74,993	4,710,310
#*	Michaels Cos., Inc. (The)	194,991	1,339,588
*	Modine Manufacturing Co.	413,244	5,669,708
*	Monarch Casino & Resort, Inc.	27,353	1,287,506
#*	Motorcar Parts of America, Inc.	253,131	4,525,982
#	Movado Group, Inc.	163,119	4,294,923
	Nathan's Famous, Inc.	55,892	3,946,534
#*	National Vision Holdings, Inc.	3,953	124,875
*	Nautilus, Inc.	400,311	772,600
#*	New Home Co., Inc. (The)	87,789	365,202

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Nobility Homes, Inc.	16,585	$381,455
#*	Noodles & Co.	85,311	632,155
	Office Depot, Inc.	5,001,716	10,203,501
#*	Overstock.com, Inc.	66,915	1,506,926
#	Oxford Industries, Inc.	188,771	13,816,150
	P&F Industries, Inc., Class A	8,593	68,314
	Papa John's International, Inc.	14,200	630,764
#*	Party City Holdco, Inc.	324,447	2,069,972
#	PetMed Express, Inc.	202,975	3,525,676
#*	Playa Hotels & Resorts NV	274,784	2,014,167
#*	PlayAGS, Inc.	51,948	974,544
#*	Potbelly Corp.	150,672	626,796
*	QEP Co., Inc.	9,082	196,671
#*	Quotient Technology Inc.	112,908	1,187,792
	RCI Hospitality Holdings, Inc.	60,552	1,026,356
*	Red Lion Hotels Corp.	179,591	1,219,423
#*	Red Robin Gourmet Burgers, Inc.	174,757	5,770,476
*	Regis Corp.	300,387	5,497,082
*	Rent-A-Center, Inc.	104,276	2,818,580
#*	RH	27,913	3,891,072
	Rocky Brands, Inc.	55,336	1,744,191
#*	RTW RetailWinds, Inc.	316,827	690,683
#*	Rubicon Project, Inc. (The)	212,253	1,615,245
#	Ruth's Hospitality Group, Inc.	402,341	8,960,134
#*	Sally Beauty Holdings, Inc.	308,119	4,233,555
#*	Sequential Brands Group, Inc.	6,074	2,583
#*	Shake Shack, Inc., Class A	50,095	3,740,093
*	Shiloh Industries, Inc.	149,609	754,029
#	Shoe Carnival, Inc.	127,656	3,239,909
*	Shutterfly, Inc.	117,187	5,940,209
#	Shutterstock, Inc.	140,802	5,402,573
#	Signet Jewelers, Ltd.	221,480	4,017,647
#*	Skyline Champion Corp.	142,211	4,053,014
#*	Sleep Number Corp.	435,376	21,407,438
#	Sonic Automotive, Inc., Class A	340,210	9,379,590
#*	Sonos, Inc.	132,945	1,442,453
#*	Sotheby's	115,702	6,908,566
	Speedway Motorsports, Inc.	316,994	6,276,481
#*	Sportsman's Warehouse Holdings, Inc.	2,056	9,231
#*	Stamps.com, Inc.	32,249	1,539,890
	Standard Motor Products, Inc.	273,034	12,562,294
#*	Stoneridge, Inc.	310,831	10,123,766
	Strattec Security Corp.	33,460	695,633
	Superior Group of Cos, Inc.	114,059	1,941,284
#	Superior Industries International, Inc.	175,879	450,250
*	Sypris Solutions, Inc.	117,940	121,478
#	Tailored Brands, Inc.	307,927	1,499,604
*	Tandy Leather Factory, Inc.	101,284	589,473
*	Taylor Morrison Home Corp.	191,496	4,312,490
#	Tenneco, Inc., Class A	45,203	408,635
#	Tile Shop Holdings, Inc.	49,751	128,855
	Tilly's, Inc., Class A	143,406	1,174,495
*	TopBuild Corp.	53,039	4,303,054
	Tower International, Inc.	163,326	5,030,441
#*	Town Sports International Holdings, Inc.	110,650	169,295
*	Trans World Entertainment Corp.	12,026	3,548
*	TravelCenters of America LLC	167,817	578,969
#*	TRI Pointe Group, Inc.	145,555	1,992,648
#*	Tuesday Morning Corp.	3,557	5,833

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tupperware Brands Corp.	147,660	$2,260,675
#*	Turtle Beach Corp.	2,100	21,819
*	Unifi, Inc.	165,569	3,097,796
*	Universal Electronics, Inc.	136,479	5,844,031
*	Universal Technical Institute, Inc.	211,605	778,706
#*	Urban Outfitters, Inc.	50,377	1,199,476
#*	US Auto Parts Network, Inc.	7,419	8,754
*	Vera Bradley, Inc.	496	5,828
#*	Vince Holding Corp.	2,376	33,359
#*	Vista Outdoor, Inc.	966,911	6,961,759
#*	Visteon Corp.	58,189	3,833,491
#*	Vitamin Shoppe, Inc.	94,145	416,121
*	VOXX International Corp.	35,738	167,611
#*	Vuzix Corp.	9,749	19,206
#*	Weight Watchers International, Inc.	237,142	5,134,124
	Weyco Group, Inc.	110,826	3,049,932
#*	William Lyon Homes, Class A	103,248	2,027,791
#	Wingstop, Inc.	143,146	13,683,326
	Winmark Corp.	54,273	9,172,680
#	Winnebago Industries, Inc.	345,353	13,917,726
#*	ZAGG, Inc.	272,118	1,804,142
*	Zovio, Inc.	100,203	381,773
*	Zumiez, Inc.	229,101	5,674,832
TOTAL CONSUMER DISCRETIONARY			833,770,716
CONSUMER STAPLES — (3.4%)
#	Alico, Inc.	77,475	2,471,452
	Andersons, Inc. (The)	272,048	7,304,489
#*	Avon Products, Inc.	3,846,491	16,347,587
#*	Bridgford Foods Corp.	72,953	2,602,233
#	Calavo Growers, Inc.	184,792	16,343,004
#	Cal-Maine Foods, Inc.	125,968	5,009,747
#*	Central Garden & Pet Co.	74,584	2,265,862
*	Central Garden & Pet Co., Class A	300,481	8,278,252
#*	Chefs' Warehouse, Inc. (The)	265,327	9,676,476
#	Coca-Cola Consolidated, Inc.	66,599	19,548,804
*	Coffee Holding Co., Inc.	43,125	174,225
*	Craft Brew Alliance, Inc.	233,804	3,673,061
#	Dean Foods Co.	193,924	281,190
*	Edgewell Personal Care Co.	137,015	4,169,366
#*	elf Beauty Inc.	116,822	1,938,077
#*	Farmer Brothers Co.	148,833	2,417,048
	Fresh Del Monte Produce, Inc.	12,041	365,204
#*	Hostess Brands, Inc.	609,001	8,599,094
#	Ingles Markets, Inc., Class A	131,189	4,129,830
	Inter Parfums, Inc.	301,212	20,867,967
#	John B. Sanfilippo & Son, Inc.	110,600	9,612,246
*	Landec Corp.	245,729	2,744,793
#*	Lifevantage Corp.	10,307	119,561
#*	Lifeway Foods, Inc.	4,260	14,527
#	Limoneira Co.	74,656	1,477,442
	Mannatech, Inc.	11,825	189,555
#	Medifast, Inc.	120,551	13,459,519
#	MGP Ingredients, Inc.	188,068	9,401,519
*	Natural Alternatives International, Inc.	74,759	754,318
#*	Natural Grocers by Vitamin Cottage, Inc.	107,958	989,975
#	Natural Health Trends Corp.	5,957	44,737
*	Nature's Sunshine Products, Inc.	163,358	1,475,123
#*	New Age Beverages Corp.	7,200	26,928

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	22,315	$892,154
	Oil-Dri Corp. of America	56,732	2,010,015
	PriceSmart, Inc.	63,536	3,875,696
#*	Primo Water Corp.	273,729	4,042,977
#*	Pyxus International, Inc.	48,108	686,501
#*	Revlon, Inc., Class A	39,258	782,019
#*	RiceBran Technologies	37,765	106,497
#	Rocky Mountain Chocolate Factory, Inc.	70,528	634,752
#*	S&W Seed Co.	45,555	134,843
*	Seneca Foods Corp., Class A	54,757	1,729,226
*	Seneca Foods Corp., Class B	11,120	349,168
*	Simply Good Foods Co. (The)	207,219	5,642,573
	SpartanNash Co.	332,610	3,931,450
*	Sprouts Farmers Market, Inc.	50,463	854,339
*	Tofutti Brands, Inc.	3,743	8,796
#	Turning Point Brands, Inc.	67,729	2,514,778
#*	United Natural Foods, Inc.	649,182	6,400,935
	United-Guardian, Inc.	39,576	774,898
	Universal Corp.	113,437	6,749,501
*	USANA Health Sciences, Inc.	14,437	982,438
#	Vector Group, Ltd.	443,394	5,121,201
#	Village Super Market, Inc., Class A	74,356	1,861,131
#	WD-40 Co.	92,091	16,720,042
#	Weis Markets, Inc.	208,211	7,589,291
*	Willamette Valley Vineyards, Inc.	3,868	26,999
TOTAL CONSUMER STAPLES			251,195,431
ENERGY — (5.4%)
#*	Abraxas Petroleum Corp.	324,267	282,243
	Adams Resources & Energy, Inc.	39,391	1,285,328
#*	Alta Mesa Resources, Inc., Class A	76,935	11,540
#*	Antero Resources Corp.	287,106	1,323,559
#	Arch Coal, Inc., Class A	100,065	8,921,795
	Archrock, Inc.	731,517	8,032,057
*	Ardmore Shipping Corp.	213,534	1,567,340
*	Aspen Aerogels, Inc.	73,659	486,149
*	Barnwell Industries, Inc.	68,834	69,522
#*	Basic Energy Services, Inc.	21,454	38,188
#	Berry Petroleum Corp.	146,637	1,437,043
#*	Bonanza Creek Energy, Inc.	223,545	4,873,281
*	C&J Energy Services, Inc.	320,361	3,504,749
#*	California Resources Corp.	241,991	3,704,882
#*	Callon Petroleum Co.	1,076,330	5,295,544
#*	CARBO Ceramics, Inc.	109	140
#*	Carrizo Oil & Gas, Inc.	581,032	5,537,235
#*	Centennial Resource Development, Inc., Class A	194,852	1,159,369
#*	Chaparral Energy, Inc., Class A	11,161	39,622
#*	Clean Energy Fuels Corp.	453,970	1,212,100
#*	CNX Resources Corp.	1,256,250	10,326,375
*	CONSOL Energy, Inc.	137,646	2,958,013
#*	Contango Oil & Gas Co.	195,376	259,850
*	Contura Energy, Inc.	27,118	971,638
#*	Dawson Geophysical Co.	111,566	265,527
#*	Denbury Resources, Inc.	2,994,653	3,383,958
#	DHT Holdings, Inc.	1,105,368	6,245,329
#*	Diamond Offshore Drilling, Inc.	374,497	3,385,453
#	DMC Global, Inc.	121,145	6,328,615
*	Dorian LPG, Ltd.	340,386	3,114,532
#*	Dril-Quip, Inc.	345,284	18,168,844

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Earthstone Energy, Inc., Class A	201,302	$881,703
*	Era Group, Inc.	138,547	1,429,805
	Evolution Petroleum Corp.	240,879	1,469,362
*	Exterran Corp.	166,702	2,275,482
#*	Extraction Oil & Gas, Inc.	848,509	3,147,968
*	Forum Energy Technologies, Inc.	795,380	2,083,896
#*	Frank's International NV	786,132	4,480,952
*	FTS International, Inc.	50,903	202,085
	GasLog, Ltd.	320,134	4,558,708
*	Geospace Technologies Corp.	113,350	1,769,393
*	Goodrich Petroleum Corp.	33,705	387,945
#	Green Plains, Inc.	283,164	2,857,125
*	Gulf Island Fabrication, Inc.	78,482	561,931
#*	Gulfport Energy Corp.	1,138,740	4,304,437
	Hallador Energy Co.	176,001	943,365
*	Helix Energy Solutions Group, Inc.	1,861,503	16,306,766
#*	HighPoint Resources Corp.	190,892	238,615
#*	Hornbeck Offshore Services, Inc.	3,200	3,328
#*	Independence Contract Drilling, Inc.	233,847	308,678
*	International Seaways, Inc.	227,651	3,872,343
*	ION Geophysical Corp.	52,641	508,512
#*	Jagged Peak Energy, Inc.	272,720	2,001,765
*	Keane Group, Inc.	644,172	4,051,842
#*	Key Energy Services, Inc.	8,319	25,373
#*	KLX Energy Services Holdings, Inc.	69,518	1,092,823
#*	Laredo Petroleum, Inc.	1,540,983	5,116,064
#	Liberty Oilfield Services, Inc., Class A	9,768	138,217
#*	Lonestar Resources US, Inc., Class A	133,821	331,876
#	Mammoth Energy Services, Inc.	96,308	624,076
#*	Matador Resources Co.	172,620	3,043,291
*	Matrix Service Co.	311,406	5,720,528
#*	McDermott International, Inc.	818,238	5,253,088
#*	Midstates Petroleum Co., Inc.	127,986	582,336
*	Mitcham Industries, Inc.	102,487	426,346
#*	Montage Resources Corp.	636	2,124
#	Nabors Industries, Ltd.	1,909,368	5,651,729
	NACCO Industries, Inc., Class A	40,817	2,169,424
*	Natural Gas Services Group, Inc.	90,290	1,448,252
#	Navios Maritime Acquisition Corp.	10,764	68,782
#*	NCS Multistage Holdings, Inc.	68,477	219,811
*	Newpark Resources, Inc.	1,002,739	7,650,899
#*	Nine Energy Service, Inc.	28,087	361,480
#*	Noble Corp. P.L.C.	3,421,122	7,629,102
#*	Northern Oil and Gas, Inc.	1,611,611	2,610,810
#*	Oasis Petroleum, Inc.	1,003,719	4,888,112
*	Oceaneering International, Inc.	670,867	10,364,895
#*	Oil States International, Inc.	580,182	8,656,315
*	Overseas Shipholding Group, Inc., Class A	431,687	841,790
#*	Pacific Ethanol, Inc.	6,956	3,765
	Panhandle Oil and Gas, Inc., Class A	131,035	1,547,523
#*	Par Pacific Holdings, Inc.	271,442	6,259,453
	Patterson-UTI Energy, Inc.	111,382	1,295,373
#*	PDC Energy, Inc.	78,379	2,251,829
#*	Penn Virginia Corp.	123,779	4,238,193
#*	Pioneer Energy Services Corp.	353,906	73,966
#*	Profire Energy, Inc.	7,831	11,433
#*	ProPetro Holding Corp.	544,569	9,873,036
*	QEP Resources, Inc.	95,200	471,240
#	Range Resources Corp.	269,666	1,534,400

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Renewable Energy Group, Inc.	417,409	$5,672,588
*	REX American Resources Corp.	53,577	3,996,844
*	RigNet, Inc.	72,625	634,016
#*	Ring Energy, Inc.	1,174,315	2,877,072
#*	Roan Resources, Inc.	21,544	25,853
#	RPC, Inc.	76,840	474,871
*	SAExploration Holdings, Inc.	616	2,002
#*	Sanchez Energy Corp.	5,738	430
*	SandRidge Energy, Inc.	244,912	1,653,156
#	Scorpio Tankers, Inc.	310,906	8,148,846
#*	SEACOR Holdings, Inc.	110,036	5,242,115
#*	SEACOR Marine Holdings, Inc.	193,075	2,718,496
#*	Select Energy Services, Inc., Class A	374,054	3,804,129
#	SemGroup Corp., Class A	930,072	11,784,012
#	Ship Finance International, Ltd.	422,401	5,554,573
*	SilverBow Resources, Inc.	51,943	539,688
#	SM Energy Co.	1,104,915	11,016,003
#*	Smart Sand, Inc.	204,493	480,559
#	Solaris Oilfield Infrastructure, Inc., Class A	210,304	3,009,450
#*	Southwestern Energy Co.	1,129,144	2,484,117
#*	SRC Energy, Inc.	1,073,977	4,381,826
*	Superior Drilling Products, Inc.	11,700	10,952
*	Superior Energy Services, Inc.	2,220,161	2,014,130
*	Talos Energy, Inc.	215,562	4,436,266
#	Teekay Corp.	3,000	13,680
*	TETRA Technologies, Inc.	67,336	105,044
#*	Tidewater, Inc.	183,470	4,217,975
#*	Ultra Petroleum Corp.	8,156	1,305
*	Unit Corp.	410,988	2,671,422
#	US Silica Holdings, Inc.	1,140,010	15,800,539
*	VAALCO Energy, Inc.	238,260	416,955
	Valaris P.L.C.	206,484	1,691,104
#*	W&T Offshore, Inc.	1,425,655	6,401,191
#*	Whiting Petroleum Corp.	266,246	4,707,229
	World Fuel Services Corp.	332,670	12,987,437
TOTAL ENERGY			395,289,455
FINANCIALS — (19.2%)
*	1347 Property Insurance Holdings, Inc.	3,204	16,180
#	1st Constitution Bancorp	37,036	674,426
	1st Source Corp.	234,853	11,026,348
	ACNB Corp.	27,041	1,008,629
*	Allegiance Bancshares, Inc.	104,075	3,492,757
*	A-Mark Precious Metals, Inc.	59,340	752,431
*	Ambac Financial Group, Inc.	228,043	4,154,943
	American National Bankshares, Inc.	59,130	2,187,219
	American River Bankshares	33,826	444,812
	Ameris Bancorp	497,821	19,798,341
	AMERISAFE, Inc.	223,285	14,526,922
#	AmeriServ Financial, Inc.	148,132	607,341
	Argo Group International Holdings, Ltd.	27,965	1,913,925
	Arrow Financial Corp.	140,409	4,670,003
	Artisan Partners Asset Management, Inc., Class A	105,533	3,122,721
#*	Ashford, Inc.	2,579	88,485
#	Associated Capital Group, Inc., Class A	7,600	284,012
*	Asta Funding, Inc.	5,912	43,335
	Atlantic American Corp.	7,131	16,758
*	Atlantic Capital Bancshares, Inc.	143,126	2,632,087
*	Atlanticus Holdings Corp.	115,004	542,819

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Auburn National Bancorporation, Inc.	11,571	$447,566
#*	Axos Financial, Inc.	271,744	7,964,817
#	Banc of California, Inc.	391,160	6,113,831
	BancFirst Corp.	242,734	14,161,102
	Bancorp 34, Inc.	806	12,372
#*	Bancorp of New Jersey, Inc.	4,977	68,683
*	Bancorp, Inc. (The)	554,192	5,364,579
	Bank of Commerce Holdings	80,335	865,208
	Bank of Marin Bancorp	72,200	3,156,584
	Bank of NT Butterfield & Son, Ltd. (The)	22,446	705,478
	BankFinancial Corp.	159,894	2,144,179
#	Bankwell Financial Group, Inc.	33,337	936,770
	Banner Corp.	242,976	14,398,758
	Bar Harbor Bankshares	93,718	2,379,500
*	Baycom Corp.	15,307	350,530
	BCB Bancorp, Inc.	73,923	948,432
	Berkshire Hills Bancorp, Inc.	395,605	12,975,844
*	Blucora, Inc.	305,788	9,155,293
#	Blue Capital Reinsurance Holdings, Ltd.	32,288	259,918
	Boston Private Financial Holdings, Inc.	1,086,187	12,534,598
#	Bridge Bancorp, Inc.	140,155	4,093,928
*	Bridgewater Bancshares, Inc.	2,531	30,170
*	BrightSphere Investment Group P.L.C.	501,651	5,367,666
	Brookline Bancorp, Inc.	938,645	13,920,105
	Bryn Mawr Bank Corp.	188,269	6,981,015
*	Byline Bancorp, Inc.	26,186	500,414
	C&F Financial Corp.	21,034	1,142,146
	Cadence BanCorp	14,884	255,112
	California First National Bancorp	64,941	1,124,129
#	Cambridge Bancorp	194	15,171
	Camden National Corp.	135,813	6,072,199
*	Cannae Holdings, Inc.	439,901	12,735,134
	Capital City Bank Group, Inc.	76,338	1,971,047
#	Capitol Federal Financial, Inc.	392,490	5,361,413
	Capstar Financial Holdings, Inc.	54,774	887,339
	Carolina Financial Corp.	172,377	6,053,880
	CBTX, Inc.	9,616	289,826
	Central Pacific Financial Corp.	209,205	6,165,271
	Central Valley Community Bancorp	58,823	1,219,401
	Century Bancorp, Inc., Class A	24,140	2,021,725
	Chemung Financial Corp.	2,818	122,978
	Citizens & Northern Corp.	66,871	1,713,235
#	Citizens Community Bancorp, Inc.	6,800	74,120
	Citizens Holding Co.	11,132	236,110
#*	Citizens, Inc.	389,685	2,903,153
#	City Holding Co.	182,900	14,165,605
	Civista Bancshares, Inc.	62,239	1,379,839
	CNB Financial Corp.	92,327	2,605,468
	Codorus Valley Bancorp, Inc.	35,813	838,024
#	Cohen & Co., Inc.	2,727	13,259
#	Cohen & Steers, Inc.	79,219	4,148,699
	Colony Bankcorp, Inc.	43,598	730,266
*	Columbia Financial, Inc.	7,968	121,831
	Community Bankers Trust Corp.	6,683	53,197
*	Community First Bancshares, Inc.	935	9,397
	Community Trust Bancorp, Inc.	194,035	8,205,740
	Community West Bancshares	17,312	167,061
	ConnectOne Bancorp, Inc.	269,704	6,165,433
#*	Consumer Portfolio Services, Inc.	118,706	433,277

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	County Bancorp, Inc.	700	$12,502
#*	Cowen, Inc., Class A	71,246	1,251,080
#	Crawford & Co., Class A	281,599	2,908,918
	Crawford & Co., Class B	155,433	1,456,407
*	Customers Bancorp, Inc.	129,090	2,661,836
	Diamond Hill Investment Group, Inc.	19,604	2,763,184
	Dime Community Bancshares, Inc.	377,221	7,612,320
#	DNB Financial Corp.	1,689	77,339
	Donegal Group, Inc., Class A	197,732	2,936,320
	Donegal Group, Inc., Class B	34,951	480,926
*	Donnelley Financial Solutions, Inc.	41,312	563,083
	Eagle Bancorp Montana, Inc.	578	10,271
	Eagle Bancorp, Inc.	90,859	3,662,526
#*	eHealth, Inc.	143,990	14,938,962
*	Elevate Credit, Inc.	8,841	36,779
	Elmira Savings Bank	516	7,946
	EMC Insurance Group, Inc.	177,344	6,373,743
	Employers Holdings, Inc.	347,000	15,233,300
#*	Encore Capital Group, Inc.	341,113	12,273,246
*	Enova International, Inc.	284,591	7,669,727
*	Entegra Financial Corp.	20,165	601,119
	Enterprise Bancorp, Inc.	51,602	1,576,441
	Enterprise Financial Services Corp.	259,099	10,799,246
#*	Equity Bancshares, Inc., Class A	93,906	2,487,570
	ESSA Bancorp, Inc.	58,904	904,176
	Evans Bancorp, Inc.	25,108	930,502
#*	EZCORP, Inc., Class A	380,602	3,748,930
#	Farmers & Merchants Bancorp, Inc.	500	14,320
	Farmers National Banc Corp.	154,335	2,254,834
	Fauquier Bankshares, Inc.	701	14,413
#	FB Financial Corp.	132,438	5,033,968
	FBL Financial Group, Inc., Class A	219,385	13,755,439
	Federal Agricultural Mortgage Corp., Class A	4,200	288,162
	Federal Agricultural Mortgage Corp., Class C	82,381	6,365,580
	FedNat Holding Co.	109,897	1,372,614
	Financial Institutions, Inc.	125,634	3,868,271
*	First Acceptance Corp.	59,247	53,322
	First Bancorp	348,308	12,866,498
	First BanCorp	1,694,054	18,228,021
	First Bancorp, Inc.	79,476	2,083,066
	First Bancshares, Inc. (The)	46,941	1,558,911
#	First Bank	74,419	846,888
	First Busey Corp.	378,919	10,242,181
	First Business Financial Services, Inc.	44,729	1,065,892
#	First Capital, Inc.	350	19,863
	First Choice Bancorp	300	6,660
	First Commonwealth Financial Corp.	882,024	12,145,470
	First Community Bancshares, Inc.	132,740	4,389,712
#	First Community Corp.	21,352	408,037
	First Defiance Financial Corp.	149,837	4,303,319
	First Financial Bancorp	6,860	174,861
	First Financial Corp.	94,531	4,103,591
	First Financial Northwest, Inc.	64,786	957,537
	First Foundation, Inc.	264,850	3,983,344
	First Internet Bancorp	60,321	1,271,567
	First Merchants Corp.	318,926	12,568,874
#	First Mid Bancshares, Inc.	59,528	2,028,714
	First Midwest Bancorp, Inc.	561	12,134
	First Northwest Bancorp	49,553	796,317

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First of Long Island Corp. (The)	104,884	$2,320,034
	First United Corp.	41,316	879,618
	Flagstar Bancorp, Inc.	323,972	11,170,555
	Flushing Financial Corp.	272,544	5,548,996
#	Franklin Financial Network, Inc.	117,839	3,476,250
	FS Bancorp, Inc.	18,459	910,029
#	GAIN Capital Holdings, Inc.	255,912	1,090,185
	GAMCO Investors, Inc., Class A	86,662	1,759,239
*	Genworth Financial, Inc., Class A	171,929	685,997
#	German American Bancorp, Inc.	157,885	4,981,272
	Glen Burnie Bancorp	1,500	16,080
	Global Indemnity, Ltd.	63,961	1,809,457
#	Goosehead Insurance, Inc., Class A	19,314	869,323
*	Great Elm Capital Group, Inc.	1,686	6,963
	Great Southern Bancorp, Inc.	125,023	7,496,379
	Great Western Bancorp, Inc.	15,768	533,274
#	Greenhill & Co., Inc.	131,024	2,174,998
#*	Greenlight Capital Re, Ltd., Class A	216,300	1,806,105
	Guaranty Bancshares, Inc.	18,497	570,078
	Guaranty Federal Bancshares, Inc.	17,656	416,682
*	Hallmark Financial Services, Inc.	129,220	2,002,910
	Hanmi Financial Corp.	493,254	10,600,028
#*	HarborOne Bancorp, Inc.	119,652	2,291,336
	Hawthorn Bancshares, Inc.	9,522	232,622
#	HCI Group, Inc.	147,374	5,908,224
#*	Health Insurance Innovations, Inc., Class A	22,709	499,371
#	Heartland Financial USA, Inc.	203,935	9,807,234
#	Hennessy Advisors, Inc.	3,186	31,860
	Heritage Commerce Corp.	292,064	3,612,832
#	Heritage Financial Corp.	408,145	11,640,295
#	Heritage Insurance Holdings, Inc.	105,741	1,421,159
	Hingham Institution for Savings	14,873	2,867,366
*	HMN Financial, Inc.	37,346	791,735
	Home Bancorp, Inc.	34,605	1,292,843
*	HomeStreet, Inc.	226,887	6,584,261
	HomeTrust Bancshares, Inc.	60,854	1,590,115
#	Hope Bancorp, Inc.	658,663	9,715,279
#*»	HopFed Bancorp, Inc.	19,653	395,753
	Horace Mann Educators Corp.	406,227	17,646,501
	Horizon Bancorp, Inc.	289,972	5,051,312
#*	Howard Bancorp, Inc.	70,378	1,047,928
#*	Impac Mortgage Holdings, Inc.	8,607	37,613
	Independence Holding Co.	31,451	1,191,993
#	Independent Bank Corp.	128,558	9,996,670
	Independent Bank Corp.	9,686	210,574
	Independent Bank Group, Inc.	89,367	5,076,939
*	INTL. FCStone, Inc.	151,743	6,188,080
	Investar Holding Corp.	41,999	1,012,596
	Investors Title Co.	21,220	3,482,202
	James River Group Holdings, Ltd.	360,623	17,248,598
	Kearny Financial Corp.	827,747	11,050,422
	Kentucky First Federal Bancorp	40,640	308,864
	Kingstone Cos., Inc.	58,213	493,646
	Kinsale Capital Group, Inc.	140,397	12,616,074
	Ladenburg Thalmann Financial Services, Inc.	905,980	2,799,478
	Lake Shore Bancorp, Inc.	4,212	62,548
	Lakeland Bancorp, Inc.	425,639	6,971,967
#	Lakeland Financial Corp.	255,382	11,745,018
	Landmark Bancorp, Inc.	18,750	445,313

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	LCNB Corp.	19,850	$357,499
#	LegacyTexas Financial Group, Inc.	332,060	14,192,244
#*	LendingClub Corp.	462,244	6,831,966
	Level One Bancorp, Inc.	820	19,319
#	Live Oak Bancshares, Inc.	142,653	2,777,454
	Luther Burbank Corp.	34,718	387,453
	Macatawa Bank Corp.	235,142	2,417,260
	Mackinac Financial Corp.	51,008	785,523
*	Magyar Bancorp, Inc.	15,818	186,652
	Maiden Holdings, Ltd.	931,823	461,252
*	Malvern Bancorp, Inc.	16,109	342,155
#	Manning & Napier, Inc.	5,926	9,185
	Marlin Business Services Corp.	90,695	2,105,031
#*	MBIA, Inc.	476,385	4,444,672
	MBT Financial Corp.	130,236	1,403,944
#	Medley Management, Inc., Class A	6,004	20,233
	Mercantile Bank Corp.	120,423	4,046,213
	Merchants Bancorp	8,294	148,380
	Meridian Bancorp, Inc.	600,710	11,017,021
#	Meta Financial Group, Inc.	297,584	9,186,418
*	Metropolitan Bank Holding Corp.	8,708	365,475
	Mid Penn Bancorp, Inc.	7,841	204,258
	Middlefield Banc Corp.	916	39,974
	Midland States Bancorp, Inc.	88,964	2,412,704
#	MidSouth Bancorp, Inc.	117,673	1,439,141
	MidWestOne Financial Group, Inc.	58,736	1,824,928
*	MMA Capital Holdings, Inc.	6,135	196,811
#*	Mr Cooper Group, Inc.	266,720	2,029,739
	MSB Financial Corp.	5,744	93,340
	MutualFirst Financial, Inc.	51,177	1,667,858
	National Bank Holdings Corp., Class A	396,057	14,368,948
*	National Holdings Corp.	522	1,389
	National Security Group, Inc. (The)	14,003	156,694
	National Western Life Group, Inc., Class A	25,957	6,982,433
#	NBT Bancorp, Inc.	356,545	13,798,291
	Nelnet, Inc., Class A	10,816	676,649
»	NewStar Financial, Inc.	218,406	21,251
*	NI Holdings, Inc.	17,256	290,073
*	Nicholas Financial, Inc.	57,620	482,856
*	Nicolet Bankshares, Inc.	44,123	2,899,322
*	NMI Holdings, Inc., Class A	763,913	19,006,155
*	Northeast Bank	36,443	799,924
#	Northfield Bancorp, Inc.	409,922	6,415,279
	Northrim BanCorp, Inc.	50,171	1,955,164
#	Northwest Bancshares, Inc.	642,131	11,012,547
	Norwood Financial Corp.	19,021	658,507
	OceanFirst Financial Corp.	438,277	10,693,959
*	Ocwen Financial Corp.	605,220	1,149,918
	OFG Bancorp	395,784	8,956,592
#	Ohio Valley Banc Corp.	17,410	627,805
	Old Line Bancshares, Inc.	92,368	2,608,472
	Old Second Bancorp, Inc.	89,938	1,181,785
*	On Deck Capital, Inc.	687,502	2,461,257
	Oppenheimer Holdings, Inc., Class A	57,414	1,673,044
	Opus Bank	313,341	7,021,972
#	Origin Bancorp, Inc.	16,790	584,460
#	Oritani Financial Corp.	522,474	9,456,779
	Orrstown Financial Services, Inc.	29,594	676,815
*	Pacific Mercantile Bancorp	130,504	1,007,491

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pacific Premier Bancorp, Inc.	316,270	$10,003,620
#	Park National Corp.	37,421	3,539,652
	Parke Bancorp, Inc.	20,393	488,820
	Pathfinder Bancorp, Inc.	100	1,328
	Patriot National Bancorp, Inc.	1,132	16,357
	PB Bancorp, Inc.	3,437	38,632
	PCSB Financial Corp.	51,291	997,097
	Peapack Gladstone Financial Corp.	145,059	4,124,027
#	Penns Woods Bancorp, Inc.	36,061	1,635,727
	Pennymac Financial Services, Inc.	89,926	2,159,123
	Peoples Bancorp of North Carolina, Inc.	18,152	492,282
	Peoples Bancorp, Inc.	152,423	4,940,029
	People's Utah Bancorp	69,662	2,110,759
	Piper Jaffray Cos.	166,228	12,849,424
	PJT Partners, Inc., Class A	67,762	2,856,846
#*	PRA Group, Inc.	343,163	10,682,664
	Preferred Bank	151,049	8,185,345
	Premier Financial Bancorp, Inc.	87,788	1,371,249
	ProAssurance Corp.	18,216	712,063
	Protective Insurance Corp., Class A	4,882	79,821
	Protective Insurance Corp., Class B	99,149	1,640,916
	Provident Financial Holdings, Inc.	70,903	1,472,655
	Provident Financial Services, Inc.	283,971	6,866,419
	Prudential Bancorp, Inc.	42,648	779,179
	Pzena Investment Management, Inc., Class A	102,007	830,337
	QCR Holdings, Inc.	85,743	3,280,527
*	Randolph Bancorp, Inc.	3,714	55,747
	RBB Bancorp	8,981	180,518
*	Regional Management Corp.	92,326	2,227,826
	Renasant Corp.	292,546	10,499,476
	Republic Bancorp, Inc., Class A	193,804	9,258,017
#*	Republic First Bancorp, Inc.	179,810	782,173
	Riverview Bancorp, Inc.	171,869	1,460,886
#	S&T Bancorp, Inc.	268,230	10,211,516
#*	Safeguard Scientifics, Inc.	251,531	2,937,882
	Safety Insurance Group, Inc.	178,562	17,616,927
	Salisbury Bancorp, Inc.	8,588	330,638
	Sandy Spring Bancorp, Inc.	297,818	10,852,488
#	SB Financial Group, Inc.	5,446	90,186
	SB One Bancorp	32,514	744,896
*	Seacoast Banking Corp. of Florida	343,757	9,295,189
*	Security National Financial Corp., Class A	37,416	191,196
*	Select Bancorp, Inc.	50,252	570,360
#	ServisFirst Bancshares, Inc.	211,581	7,206,449
	Severn Bancorp, Inc.	1,621	13,649
	Shore Bancshares, Inc.	54,049	886,404
#*	Siebert Financial Corp.	13,141	155,327
	Sierra Bancorp	115,992	3,023,911
	Silvercrest Asset Management Group, Inc., Class A	10,134	145,220
*	SmartFinancial, Inc.	48,064	1,042,508
	Sound Financial Bancorp, Inc.	300	10,500
*	Southern First Bancshares, Inc.	41,931	1,709,946
	Southern Missouri Bancorp, Inc.	40,738	1,419,719
	Southern National Bancorp of Virginia, Inc.	121,743	1,938,149
#	Southside Bancshares, Inc.	403,491	13,968,858
	Southwest Georgia Financial Corp.	13,465	276,033
	State Auto Financial Corp.	245,020	8,472,792
	Sterling Bancorp, Inc.	42,034	412,774
#	Stewardship Financial Corp.	4,808	74,091

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	354,189	$13,398,970
	Stock Yards Bancorp, Inc.	218,579	8,360,647
	Summit Financial Group, Inc.	48,375	1,287,259
	Summit State Bank	2,078	25,456
	Territorial Bancorp, Inc.	63,943	1,838,361
*	Third Point Reinsurance, Ltd.	587,326	5,920,246
	Timberland Bancorp, Inc.	71,651	1,980,434
	Tiptree, Inc.	252,091	1,721,782
#	Tompkins Financial Corp.	129,738	10,634,624
	Towne Bank	156,092	4,392,429
	TriCo Bancshares	236,963	8,945,353
#*	TriState Capital Holdings, Inc.	244,776	5,140,296
*	Triumph Bancorp, Inc.	254,596	7,945,941
	TrustCo Bank Corp. NY	1,166,003	9,444,624
#	Trustmark Corp.	144,719	5,143,313
	Two River Bancorp	5,662	80,457
*	Unico American Corp.	109,255	657,715
#	Union Bankshares, Inc.	14,917	495,095
#	United Bancorp, Inc.	2,991	33,768
	United Bancshares, Inc.	6,297	137,841
	United Community Banks, Inc.	100,938	2,896,921
	United Community Financial Corp.	456,272	4,644,849
	United Financial Bancorp, Inc.	434,174	6,226,055
	United Fire Group, Inc.	234,908	12,278,641
#	United Insurance Holdings Corp.	320,157	3,627,379
	United Security Bancshares	126,844	1,359,768
	Unity Bancorp, Inc.	56,000	1,159,760
#	Universal Insurance Holdings, Inc.	440,997	10,941,136
	Univest Financial Corp.	230,993	6,343,068
#	US Global Investors, Inc., Class A	7,643	13,299
	Value Line, Inc.	74,436	1,942,780
	Veritex Holdings, Inc.	396,207	10,138,937
#*	Victory Capital Holdings, Inc., Class A	4,141	74,000
#	Virtus Investment Partners, Inc.	106,158	11,375,891
#	Waddell & Reed Financial, Inc., Class A	430,585	7,535,237
	Walker & Dunlop, Inc.	339,012	19,777,960
	Washington Trust Bancorp, Inc.	184,720	9,278,486
	Waterstone Financial, Inc.	207,263	3,502,745
#	Wellesley Bank	801	25,031
	WesBanco, Inc.	344,319	12,595,189
	West Bancorporation, Inc.	109,758	2,324,674
#	Westamerica Bancorporation	105,168	6,741,269
	Western New England Bancorp, Inc.	227,404	2,123,953
	Westwood Holdings Group, Inc.	69,700	2,181,610
#	WisdomTree Investments, Inc.	694,421	4,305,410
#*	World Acceptance Corp.	128,175	16,243,618
	WSFS Financial Corp.	396,992	16,820,551
	WVS Financial Corp.	12,581	216,519
TOTAL FINANCIALS			1,416,330,600
HEALTH CARE — (9.6%)
*	Abeona Therapeutics, Inc.	1,178	3,051
#*	Acceleron Pharma Inc.	15,728	686,684
#*	Accuray, Inc.	471,480	1,951,927
*	Achieve Life Sciences, Inc.	4,250	7,777
*	Achillion Pharmaceuticals, Inc.	895,529	3,949,283
#*	Aclaris Therapeutics, Inc.	142,841	182,836
#*	Acorda Therapeutics, Inc.	318,064	2,204,183
#*	Adamas Pharmaceuticals, Inc.	32,829	205,510

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Adamis Pharmaceuticals Corp.	9,501	$10,926
#*	Addus HomeCare Corp.	149,800	12,072,382
*	Aduro Biotech, Inc.	138,590	182,939
#*	Adverum Biotechnologies, Inc.	266,263	3,570,587
#*	Aeglea BioTherapeutics, Inc.	40,673	364,430
*	Affimed NV	9,800	29,400
#*	Aimmune Therapeutics Inc.	19,467	374,740
#*	Akebia Therapeutics, Inc.	165,577	693,768
#*	Akorn, Inc.	567,843	2,112,376
*	Albireo Pharma, Inc.	26,164	677,386
#*	Alder Biopharmaceuticals, Inc.	46,491	470,489
#*	Aldeyra Therapeutics, Inc.	23,977	131,394
#*	Allscripts Healthcare Solutions, Inc.	606,240	6,244,272
#*	Alphatec Holdings, Inc.	8,045	37,811
*	Alpine Immune Sciences, Inc.	3,775	16,006
#*	Altimmune, Inc.	5,649	13,558
#*	AMAG Pharmaceuticals, Inc.	132,773	1,096,705
#*	American Renal Associates Holdings, Inc.	209,521	1,613,312
#*	American Shared Hospital Services	41,663	125,822
*	Amphastar Pharmaceuticals, Inc.	364,325	7,341,149
#*	AnaptysBio, Inc.	55,011	2,954,641
*	AngioDynamics, Inc.	270,927	5,521,492
#*	ANI Pharmaceuticals, Inc.	99,423	8,410,192
#*	Anika Therapeutics, Inc.	200,842	11,064,386
#*	Apollo Endosurgery, Inc.	7,023	19,173
*	Apollo Medical Holdings, Inc.	8,532	130,540
*	Applied Genetic Technologies Corp.	170,666	658,771
#*	Aptevo Therapeutics, Inc.	70,511	62,755
	Apyx Medical Corp.	27,077	196,037
*	Aquinox Pharmaceuticals, Inc.	75,450	201,451
*	Aravive, Inc.	35,088	229,826
#*	Arcus Biosciences, Inc.	3,373	26,680
#*	Ardelyx, Inc.	101,935	245,663
#*	Arena Pharmaceuticals, Inc.	47,103	2,952,416
*	Assembly Biosciences, Inc.	37,009	462,612
*	Assertio Therapeutics, Inc.	312,478	1,071,800
#*	Atara Biotherapeutics, Inc.	72,507	1,034,675
*	AtriCure Inc.	28,160	903,373
#	Atrion Corp.	20,115	15,478,492
*	Audentes Therapeutics, Inc.	178,737	6,956,444
#*	Avanos Medical, Inc.	175,261	7,136,628
#*	Avrobio, Inc.	12,150	257,823
#*	AxoGen, Inc.	45,790	823,304
	Axovant Gene Therapies, Ltd.	2,400	16,656
#*	Bellicum Pharmaceuticals, Inc.	45,825	65,988
#*	BioScrip, Inc.	331,369	937,774
*	BioSpecifics Technologies Corp.	58,991	3,427,377
*	BioTelemetry, Inc.	301,832	14,171,012
#*	BioTime, Inc.	5,399	5,939
*	Brookdale Senior Living, Inc.	1,663,482	12,958,525
*	Caladrius Biosciences, Inc.	5,000	14,100
*	Calithera Biosciences, Inc.	140,106	594,049
*	Calyxt, Inc.	2,100	19,509
#*	Cambrex Corp.	257,497	11,278,369
#*	Capital Senior Living Corp.	241,729	1,290,833
*	Cardiovascular Systems, Inc.	8,757	401,333
*	Castlight Health, Inc., Class B	138,422	222,859
*	Catabasis Pharmaceuticals, Inc.	39,531	279,879
#*	Catalyst Biosciences, Inc.	145,647	1,192,849

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Catalyst Pharmaceuticals, Inc.	67,185	$335,253
#*	Celldex Therapeutics, Inc.	16,299	35,532
#*	Champions Oncology, Inc.	13,095	84,725
*	Check Cap, Ltd.	8,524	17,900
*	Chembio Diagnostics, Inc.	3,713	22,464
#*	ChemoCentryx, Inc.	273,647	2,183,703
*	Chimerix, Inc.	428,175	1,541,430
#*	Clearside Biomedical, Inc.	1,833	2,071
#*	Collegium Pharmaceutical, Inc.	109,122	1,197,068
#*	Community Health Systems, Inc.	239,259	490,481
#	Computer Programs & Systems, Inc.	62,657	1,617,177
#*	Concert Pharmaceuticals, Inc.	148,081	1,489,695
	CONMED Corp.	259,699	22,684,708
#*	Corcept Therapeutics, Inc.	628,796	7,080,243
*	CorVel Corp.	260,818	22,221,694
#*	Corvus Pharmaceuticals, Inc.	77,908	304,620
*	Cross Country Healthcare, Inc.	344,387	3,268,233
*	CryoLife, Inc.	461,929	13,312,794
*	Cumberland Pharmaceuticals, Inc.	173,080	1,012,518
*	Cutera, Inc.	123,228	3,149,708
*	Cymabay Therapeutics, Inc.	129,462	800,075
#*	CytomX Therapeutics, Inc.	54,996	567,009
#*	Deciphera Pharmaceuticals, Inc.	128,459	2,838,944
#*	Denali Therapeutics, Inc.	81,711	1,744,530
#*	Dermira, Inc.	146,483	1,290,515
	Digirad Corp.	10,428	55,790
#*	Diplomat Pharmacy, Inc.	282,118	1,486,762
#*	Eagle Pharmaceuticals, Inc.	57,282	3,142,490
#*	Eiger BioPharmaceuticals, Inc.	1,033	11,435
*	Electromed, Inc.	15,464	82,423
*	Emergent BioSolutions, Inc.	2,471	109,070
*	Enanta Pharmaceuticals, Inc.	103,640	7,775,073
#*	Endo International P.L.C.	369,345	1,170,824
#*	Endologix, Inc.	4,358	30,070
	Ensign Group, Inc. (The)	480,395	28,948,603
#*	Enzo Biochem, Inc.	247,202	966,560
#*	Epizyme, Inc.	201,241	2,668,456
#*	Evolent Health, Inc., Class A	500,765	3,415,217
*	Five Prime Therapeutics, Inc.	158,478	809,823
#*	Flexion Therapeutics, Inc.	739	7,420
#*	Fluidigm Corp.	36,725	431,519
*	FONAR Corp.	22,018	540,322
*	Fulgent Genetics, Inc.	11,110	73,993
#*	G1 Therapeutics, Inc.	95,992	2,381,561
#*	Genomic Health, Inc.	45,369	3,310,576
#*	GlycoMimetics, Inc.	186,914	1,725,216
#*	Hanger, Inc.	45,828	790,533
	Harrow Health, Inc.	3,500	27,125
*	Harvard Bioscience, Inc.	338,312	839,014
*	HealthStream, Inc.	317,093	8,954,706
#*	Heron Therapeutics, Inc.	127,435	2,222,466
#*	Heska Corp.	47,930	3,841,110
#*	HTG Molecular Diagnostics, Inc.	7,360	9,789
#*	Icad, Inc.	30,277	192,864
#*	Idera Pharmaceuticals, Inc.	21,247	57,367
#*	Infinity Pharmaceuticals, Inc.	110,672	162,688
*	InfuSystem Holdings, Inc.	5,697	25,295
#*	Innoviva, Inc.	596,865	7,090,756
#*	Inogen, Inc.	29,827	1,834,360

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Inovalon Holdings, Inc., Class A	8,400	$126,000
#*	Inovio Pharmaceuticals, Inc.	206,156	568,991
#*	Insmed, Inc.	22,205	487,400
*	Inspire Medical Systems, Inc.	44,190	2,988,570
*	Integer Holdings Corp.	126,034	11,031,756
#*	Intellia Therapeutics, Inc.	106,555	1,928,645
#*	Intra-Cellular Therapies, Inc.	435,242	3,634,271
#*	IntriCon Corp.	72,668	1,306,571
#	Invacare Corp.	420,880	2,251,708
#*	Iovance Biotherapeutics, Inc.	219,195	5,390,005
#*	IRIDEX Corp.	18,663	64,201
#	IVERIC bio, Inc.	32,174	38,287
#*	Joint Corp. (The)	2,573	47,549
#*	Jounce Therapeutics, Inc.	60,844	291,443
#*	Kadmon Holdings, Inc.	4,501	11,793
#*	Kala Pharmaceuticals, Inc.	58,479	343,857
#*	KalVista Pharmaceuticals, Inc.	11,346	188,230
#*	Karyopharm Therapeutics, Inc.	176,391	1,554,005
	Kewaunee Scientific Corp.	26,379	481,417
#*	Kindred Biosciences, Inc.	256,239	1,747,550
#*	Krystal Biotech, Inc.	4,228	202,986
#*	Kura Oncology, Inc.	107,694	2,059,109
#*	Lannett Co., Inc.	3,787	26,774
*	Lantheus Holdings, Inc.	221,319	5,006,236
#	LeMaitre Vascular, Inc.	232,320	7,687,469
#*	LHC Group, Inc.	54,536	6,903,167
#*	Ligand Pharmaceuticals, Inc.	12,426	1,137,103
	Luminex Corp.	383,249	8,328,001
*	MacroGenics, Inc.	312,524	4,497,220
#*	Madrigal Pharmaceuticals, Inc.	31,802	2,775,997
*	Magellan Health, Inc.	51,186	3,600,423
#*	Mallinckrodt P.L.C.	785,729	5,350,814
#*	Marinus Pharmaceuticals, Inc.	36,866	40,553
*	MEDNAX, Inc.	105,201	2,584,789
#*	Medpace Holdings, Inc.	105,798	8,332,650
*	MEI Pharma, Inc.	24,584	41,793
#*	Melinta Therapeutics, Inc.	7,301	28,985
	Meridian Bioscience, Inc.	300,270	3,588,226
#*	Merrimack Pharmaceuticals, Inc.	220,692	1,355,049
*	Mersana Therapeutics, Inc.	3,120	10,920
#	Mesa Laboratories, Inc.	34,230	8,615,006
*	Microbot Medical, Inc.	3,500	24,185
*	Micron Solutions, Inc.	16,626	40,235
	Millendo Therapeutics, Inc.	1,000	9,810
#*	Minerva Neurosciences, Inc.	411,054	2,729,399
#*	Miragen Therapeutics, Inc.	4,706	9,412
#*	Mirati Therapeutics, Inc.	301	31,846
#*	Misonix, Inc.	62,661	1,486,946
#*	Molecular Templates, Inc.	16,147	106,086
#*	Momenta Pharmaceuticals, Inc.	321,212	3,629,696
#*	MTBC, Inc.	4,370	20,757
*	Myriad Genetics, Inc.	149,588	4,358,994
#*	Nabriva Therapeutics P.L.C.	76,238	181,065
#*	NantKwest, Inc.	25,548	35,256
	National HealthCare Corp.	109,117	9,558,649
	National Research Corp.	234,809	15,830,823
*	Natus Medical, Inc.	441,325	13,711,968
#*	NeoGenomics, Inc.	382,818	9,329,275
#*	Neurotrope, Inc.	18,206	96,310

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	NewLink Genetics Corp.	192,392	$340,534
*	NextGen Healthcare, Inc.	604,272	9,885,890
#*	Nuvectra Corp.	145,979	309,475
#*	ObsEva SA	32,093	288,516
#*	Onconova Therapeutics, Inc.	2,607	6,517
*	OncoSec Medical, Inc.	5,300	11,819
#*	OPKO Health, Inc.	40,597	85,660
#*	Optinose, Inc.	290	1,557
*	OraSure Technologies, Inc.	664,420	5,547,907
*	Orthofix Medical, Inc.	223,639	11,953,505
#*	OrthoPediatrics Corp.	6,767	238,943
#*	Otonomy, Inc.	86,734	246,325
#	Owens & Minor, Inc.	666,460	1,806,107
#*	Oxford Immunotec Global P.L.C.	10,214	131,761
#*	Pacira BioSciences, Inc.	93,279	4,094,015
#*	Paratek Pharmaceuticals Inc.	6,705	21,657
#	Patterson Cos., Inc.	213,524	4,227,775
#*	PDL BioPharma, Inc.	954,327	2,748,462
#*	PetIQ, Inc.	136,882	4,686,840
#*	Pfenex, Inc.	123,567	726,574
	Phibro Animal Health Corp., Class A	105,513	3,284,620
*	Pieris Pharmaceuticals, Inc.	70,070	385,385
#*	PolarityTE, Inc.	3,105	14,780
#*	Prestige Consumer Healthcare, Inc.	231,892	8,023,463
#*	Progenics Pharmaceuticals, Inc.	86,844	467,221
	ProPhase Labs, Inc.	743	1,508
#*	Protagonist Therapeutics, Inc.	106,152	1,169,795
#*	Proteostasis Therapeutics, Inc.	4,343	3,576
#*	Prothena Corp. P.L.C.	289,133	2,706,285
*	Providence Service Corp. (The)	198,836	11,083,119
	Psychemedics Corp.	12,225	110,147
*	Quidel Corp.	35,568	2,099,579
#*	Quorum Health Corp.	51,292	85,145
*	Ra Pharmaceuticals, Inc.	57,363	1,952,636
#*	RadNet, Inc.	305,105	4,494,197
#*	REGENXBIO, Inc.	124,321	5,521,096
#*	Retrophin, Inc.	298,733	5,911,926
#*	Revance Therapeutics, Inc.	101,253	1,273,763
*	Rexahn Pharmaceuticals, Inc.	2,030	10,394
#*	Rhythm Pharmaceuticals, Inc.	64,937	1,250,037
#*	Rigel Pharmaceuticals, Inc.	294,056	670,448
#*	Rocket Pharmaceuticals, Inc.	13,928	169,643
#*	RTI Surgical Holdings, Inc.	200,875	855,727
#*	Sangamo Therapeutics, Inc.	554,015	6,653,720
#*	Savara, Inc.	13,483	34,247
*	SeaSpine Holdings Corp.	89,240	1,134,240
*	Select Medical Holdings Corp.	167,055	2,796,501
#*	Sesen Bio, Inc.	9,143	11,246
#*	Sientra, Inc.	12,559	76,610
*	Sierra Oncology, Inc.	93,831	48,914
#*	SIGA Technologies, Inc.	53,185	297,836
#	Simulations Plus, Inc.	148,270	5,755,841
#*	Soleno Therapeutics, Inc.	26,025	57,255
#*	Sorrento Therapeutics, Inc.	13,797	37,114
#*	Spark Therapeutics, Inc.	25,472	2,547,709
*	Spectrum Pharmaceuticals, Inc.	223,042	1,690,658
*	Spero Therapeutics, Inc.	30,350	315,336
*	Spring Bank Pharmaceuticals, Inc.	3,108	14,732
#*	STAAR Surgical Co.	43,183	1,265,694

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Strata Skin Sciences, Inc.	22,306	$61,565
*	Supernus Pharmaceuticals, Inc.	202,984	6,773,576
#*	Surface Oncology, Inc.	2,366	5,229
#*	Surgery Partners, Inc.	52,634	401,597
*	Surmodics, Inc.	146,299	6,100,668
#*	Syndax Pharmaceuticals, Inc.	98,038	941,165
#*	Synlogic, Inc.	237,884	1,334,529
#*	Syros Pharmaceuticals, Inc.	97,459	728,993
#*	Tabula Rasa HealthCare, Inc.	60,097	3,622,046
#*	Tenet Healthcare Corp.	243,493	5,739,130
#*	Tetraphase Pharmaceuticals, Inc.	39,198	13,476
#*	Tivity Health, Inc.	458,078	7,993,461
#*	Tocagen, Inc.	8,209	43,672
*	Triple-S Management Corp., Class B	159,931	3,835,150
#*	Trovagene, Inc.	4,000	7,000
#	US Physical Therapy, Inc.	141,440	18,257,075
#	Utah Medical Products, Inc.	48,213	4,386,901
#*	Vanda Pharmaceuticals, Inc.	298,323	3,714,121
*	Varex Imaging Corp.	252,631	8,031,139
#*	Verastem, Inc.	163,405	245,107
#*	Vericel Corp.	93,807	1,793,590
#*	Vocera Communications, Inc.	114,886	2,949,124
#*	WaVe Life Sciences Ltd.	11,113	237,929
#*	XBiotech, Inc.	15,923	112,098
#*	Xencor, Inc.	99,726	4,389,938
#*	Zafgen, Inc.	156,955	142,829
#*	Zogenix, Inc.	100,456	4,838,965
#*	Zynerba Pharmaceuticals, Inc.	16,286	172,469
TOTAL HEALTH CARE			710,892,049
INDUSTRIALS — (17.3%)
#	AAON, Inc.	397,794	20,207,935
	AAR Corp.	290,650	12,166,609
*	Acacia Research Corp.	78,259	218,343
	ACCO Brands Corp.	672,194	6,574,057
	Acme United Corp.	32,984	686,067
	Actuant Corp., Class A	229,062	5,245,520
*	Advanced Disposal Services, Inc.	5,097	164,990
	Advanced Drainage Systems, Inc.	200,172	6,591,664
*	Aegion Corp.	301,196	5,677,545
#*	AeroCentury Corp.	9,767	78,136
#*	Aerovironment, Inc.	239,398	13,130,980
*	Air Transport Services Group, Inc.	589,476	13,740,686
	Aircastle, Ltd.	363,567	7,558,558
	Alamo Group, Inc.	100,945	9,881,506
	Albany International Corp., Class A	214,764	18,467,556
#	Allegiant Travel Co.	8,175	1,225,024
	Allied Motion Technologies, Inc.	70,197	2,782,609
#	Altra Industrial Motion Corp.	294,141	8,450,671
*	Ameresco, Inc., Class A	172,746	2,461,630
#*	American Superconductor Corp.	2,865	25,470
#*	American Woodmark Corp.	141,545	12,010,093
#*	AMREP Corp.	66,750	407,175
	Apogee Enterprises, Inc.	286,943	11,638,408
#*	Aqua Metals, Inc.	4,847	9,258
*	ARC Document Solutions, Inc.	141,675	267,766
	ArcBest Corp.	184,219	5,513,675
#	Argan, Inc.	121,827	5,013,181
*	Armstrong Flooring, Inc.	179,110	1,497,360

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Arotech Corp.	146,643	$317,482
*	Art's-Way Manufacturing Co., Inc.	200	402
	Astec Industries, Inc.	186,986	6,112,572
*	Astronics Corp.	246,025	9,063,561
*	Astronics Corp., Class B	36,903	1,375,744
*	Atkore International Group, Inc.	332,266	9,067,539
#*	Atlas Air Worldwide Holdings, Inc.	122,258	5,581,078
#*	Avalon Holdings Corp., Class A	846	2,217
	AZZ, Inc.	212,737	9,909,289
#*	Babcock & Wilcox Enterprises, Inc.	2,230	7,872
	Barrett Business Services, Inc.	27,355	2,393,562
	BG Staffing, Inc.	6,372	105,903
*	Blue Bird Corp.	68,736	1,424,210
*	BMC Stock Holdings, Inc.	381,526	8,069,275
	Brady Corp., Class A	137,804	7,128,601
#	Briggs & Stratton Corp.	333,473	3,177,998
*	Broadwind Energy, Inc.	25,575	50,383
*	Builders FirstSource, Inc.	548,743	9,427,405
*	CAI International, Inc.	133,055	3,033,654
*	Casella Waste Systems, Inc., Class A	462,261	20,154,580
*	CBIZ, Inc.	558,720	13,057,286
*	CECO Environmental Corp.	235,543	2,174,062
#*	Celadon Group, Inc.	89,996	116,095
*	Chart Industries, Inc.	211,372	15,964,927
#	Chicago Rivet & Machine Co.	17,700	458,607
#*	CIRCOR International, Inc.	73,673	2,799,574
*	Civeo Corp.	394,353	650,682
	Columbus McKinnon Corp.	175,154	6,732,920
	Comfort Systems USA, Inc.	370,163	15,546,846
*	Commercial Vehicle Group, Inc.	55,146	447,786
#	CompX International, Inc.	18,270	300,541
*	Construction Partners, Inc., Class A	3,397	53,095
*	Continental Building Products, Inc.	349,612	8,593,463
*	Continental Materials Corp.	14,518	221,254
*	Cornerstone Building Brands, Inc.	314,187	1,828,568
	Costamare, Inc.	470,146	2,834,980
#	Covanta Holding Corp.	112,800	1,942,416
*	Covenant Transportation Group, Inc., Class A	125,034	2,106,823
*	CPI Aerostructures, Inc.	11,078	86,962
	CRA International, Inc.	100,515	4,364,361
	CSW Industrials, Inc.	45,553	3,216,497
#	Cubic Corp.	141,928	9,395,634
#	Deluxe Corp.	31,932	1,424,806
	Douglas Dynamics, Inc.	262,655	10,795,120
*	Ducommun, Inc.	99,691	4,201,976
*	DXP Enterprises, Inc.	148,977	5,057,769
#*	Dycom Industries, Inc.	26,660	1,470,566
#*	Eagle Bulk Shipping, Inc.	344,675	1,595,845
	Eastern Co. (The)	56,600	1,429,716
*	Echo Global Logistics, Inc.	269,250	5,670,405
	Ecology and Environment, Inc., Class A	23,180	241,072
	Encore Wire Corp.	201,187	11,049,190
#*	Energy Recovery, Inc.	6,642	72,929
#	Ennis, Inc.	220,827	4,489,413
	EnPro Industries, Inc.	119,379	8,480,684
	ESCO Technologies, Inc.	177,756	14,853,291
	Espey Manufacturing & Electronics Corp.	35,187	901,139
#	EVI Industries, Inc.	33,694	1,183,333
#*	Evoqua Water Technologies Corp.	88,948	1,264,841

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	ExOne Co. (The)	2,393	$19,048
	Exponent, Inc.	188,905	12,996,664
	Federal Signal Corp.	665,416	20,727,708
	Forrester Research, Inc.	244,741	11,583,592
	Forward Air Corp.	306,722	19,323,486
*	Franklin Covey Co.	169,615	6,190,947
	Franklin Electric Co., Inc.	117,324	5,497,803
*	FreightCar America, Inc.	155,232	849,119
#*	Fuel Tech, Inc.	9,897	10,590
*	Genco Shipping & Trading, Ltd.	51,030	490,909
*	Gencor Industries, Inc.	37,451	477,875
#*	Gibraltar Industries, Inc.	326,472	13,529,000
*	GMS, Inc.	152,633	3,435,769
#	Golden Ocean Group, Ltd.	11,471	69,744
*	Goldfield Corp. (The)	121,099	284,583
	Gorman-Rupp Co. (The)	263,287	8,746,394
*	GP Strategies Corp.	140,426	2,229,965
	Graham Corp.	77,417	1,676,078
#	Granite Construction, Inc.	75,628	2,684,794
*	Great Lakes Dredge & Dock Corp.	479,745	5,147,664
#	Greenbrier Cos., Inc. (The)	216,151	6,248,925
	Griffon Corp.	403,518	6,597,519
	H&E Equipment Services, Inc.	342,213	10,475,140
*	Harsco Corp.	308,054	7,226,947
#	Hawaiian Holdings, Inc.	176,593	4,589,652
#*	HC2 Holdings, Inc.	54,451	118,159
#	Healthcare Services Group, Inc.	13,502	322,833
#	Heartland Express, Inc.	376,799	7,475,692
	Heidrick & Struggles International, Inc.	147,169	4,370,919
	Helios Technologies, Inc.	259,337	12,178,466
*	Herc Holdings, Inc.	242,608	10,951,325
*	Heritage-Crystal Clean, Inc.	72,416	2,031,269
	Herman Miller, Inc.	37,910	1,718,839
*	Hertz Global Holdings, Inc.	475,606	7,381,405
*	Hill International, Inc.	266,377	839,088
	Hillenbrand, Inc.	27,055	911,483
	HNI Corp.	25,948	888,460
*	Houston Wire & Cable Co.	32,196	149,711
*	Hub Group, Inc., Class A	284,467	12,900,578
*	Hudson Global, Inc.	15,929	169,644
#*	Hudson Technologies, Inc.	991,842	608,098
	Hurco Cos., Inc.	55,394	1,893,921
*	Huron Consulting Group, Inc.	205,861	12,551,345
#*	Huttig Building Products, Inc.	21,270	55,089
	Hyster-Yale Materials Handling, Inc.	105,574	6,528,696
	ICF International, Inc.	129,123	10,999,988
*	IES Holdings, Inc.	158,242	2,865,763
*	Industrial Services of America, Inc.	15,044	13,389
*	InnerWorkings, Inc.	465,989	1,705,520
*	Innovative Solutions & Support, Inc.	140,511	774,216
	Insteel Industries, Inc.	170,860	3,333,479
	Interface, Inc.	667,548	9,252,215
*	JELD-WEN Holding, Inc.	44,952	984,898
	Kadant, Inc.	121,291	11,335,857
#	Kaman Corp.	281,442	17,843,423
	Kelly Services, Inc., Class A	280,874	7,816,723
	Kelly Services, Inc., Class B	635	19,110
	Kforce, Inc.	305,344	10,409,177
	Kimball International, Inc., Class B	358,342	6,213,650

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Knoll, Inc.	548,440	$13,299,670
	Korn Ferry	4,800	188,544
#*	Kratos Defense & Security Solutions, Inc.	786,388	19,384,464
*	Lawson Products, Inc.	80,102	3,353,871
*	LB Foster Co., Class A	109,069	2,636,198
*	Limbach Holdings, Inc.	1,188	10,549
#	Lindsay Corp.	92,230	8,413,221
*	LS Starrett Co. (The), Class A	1,982	11,595
#	LSC Communications, Inc.	20,079	20,079
	LSI Industries, Inc.	241,949	958,118
*	Lydall, Inc.	157,541	3,717,968
#*	Manitex International, Inc.	30,881	200,727
*	Manitowoc Co., Inc. (The)	287,983	5,169,295
	Marten Transport, Ltd.	493,176	9,898,042
*	Masonite International Corp.	27,461	1,463,671
*	Mastech Digital, Inc.	59,786	359,314
	Matson, Inc.	288,987	11,822,458
	Matthews International Corp., Class A	151,985	5,190,288
	McGrath RentCorp	243,556	16,588,599
*	Mercury Systems, Inc.	203,704	16,605,950
*	Meritor, Inc.	757,605	18,735,572
*	Milacron Holdings Corp.	159,487	2,685,761
	Miller Industries, Inc.	87,325	2,726,286
*	Mistras Group, Inc.	207,096	3,139,575
	Mobile Mini, Inc.	210,677	7,154,591
#*	MRC Global, Inc.	601,089	9,401,032
	Mueller Industries, Inc.	26,599	803,024
	Mueller Water Products, Inc., Class A	826,175	8,402,200
*	MYR Group, Inc.	141,325	5,104,659
#	National Presto Industries, Inc.	43,893	4,036,839
	Navigant Consulting, Inc.	326,271	7,947,962
*	NL Industries, Inc.	23,557	119,905
#	NN, Inc.	299,169	2,456,177
*	Northwest Pipe Co.	91,242	2,131,413
#*	NOW, Inc.	877,588	10,750,453
#*	NV5 Global, Inc.	59,255	4,708,995
#	Omega Flex, Inc.	100,063	7,610,792
*	Orion Group Holdings, Inc.	303,443	1,235,013
*	PAM Transportation Services, Inc.	40,807	2,383,537
	Park Aerospace Corp.	150,505	2,737,686
	Park-Ohio Holdings Corp.	99,164	3,034,418
#*	Patrick Industries, Inc.	258,264	11,846,570
*	Patriot Transportation Holding, Inc.	32,962	563,650
*	Performant Financial Corp.	293,874	358,526
#*	Perma-Fix Environmental Services	1,994	7,438
*	Perma-Pipe International Holdings, Inc.	83,937	742,842
*	PGT Innovations, Inc.	451,350	7,275,762
*	PICO Holdings, Inc.	148,256	1,495,903
#*	Pioneer Power Solutions, Inc.	3,481	18,623
#	Pitney Bowes, Inc.	518,744	2,100,913
	Powell Industries, Inc.	134,897	4,989,840
	Preformed Line Products Co.	51,446	2,972,035
	Primoris Services Corp.	400,119	8,386,494
#	Quad/Graphics, Inc.	255,072	2,884,864
	Quanex Building Products Corp.	289,360	5,387,883
*	Radiant Logistics, Inc.	150,232	824,774
	Raven Industries, Inc.	401,690	14,557,246
*	RCM Technologies, Inc.	93,600	308,880
#*	Red Violet, Inc.	1,887	29,871

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	301,693	$5,309,797
#	REV Group, Inc.	68,154	993,004
#	RR Donnelley & Sons Co.	210,365	424,937
	Rush Enterprises, Inc., Class A	232,014	8,737,647
#	Rush Enterprises, Inc., Class B	93,540	3,685,476
*	Saia, Inc.	216,536	16,521,697
	Scope Industries	4,778	984,268
#	Scorpio Bulkers, Inc.	490,637	2,948,728
	Servotronics, Inc.	24,804	257,217
*	SIFCO Industries, Inc.	45,608	126,790
*	SP Plus Corp.	187,571	6,476,827
	Spartan Motors, Inc.	275,643	3,313,229
*	SPX Corp.	204,716	7,144,588
*	SPX FLOW, Inc.	226,574	9,189,841
	Standex International Corp.	137,703	9,690,160
	Steelcase, Inc., Class A	128,021	2,164,835
*	Sterling Construction Co., Inc.	109,590	1,372,067
#*	Sunrun, Inc.	51,363	978,465
	Systemax, Inc.	345,642	7,500,431
#*	Team, Inc.	248,214	4,110,424
#	Tennant Co.	171,312	13,038,556
#*	Textainer Group Holdings, Ltd.	165,499	1,610,305
*	Thermon Group Holdings, Inc.	245,760	6,227,558
	Titan International, Inc.	447,754	1,692,510
*	Titan Machinery, Inc.	27,854	577,692
#*	TPI Composites, Inc.	118,059	3,018,769
*	Transcat, Inc.	43,400	1,033,788
*	TriMas Corp.	409,105	12,269,059
#	Triumph Group, Inc.	97,694	2,367,126
*	TrueBlue, Inc.	449,444	8,885,508
#*	Tutor Perini Corp.	239,896	3,133,042
*	Twin Disc, Inc.	99,951	1,206,409
*	Ultralife Corp.	102,973	898,954
	Universal Forest Products, Inc.	314,016	12,695,667
	Universal Logistics Holdings, Inc.	90,552	1,782,969
#	US Ecology, Inc.	246,156	15,662,906
#*	USA Truck, Inc.	59,548	483,530
*	Vectrus, Inc.	76,573	3,096,612
*	Veritiv Corp.	64,181	1,118,033
	Viad Corp.	192,334	13,297,973
#*	Vicor Corp.	128,796	3,807,210
	Virco Manufacturing Corp.	133,476	601,977
#*	Vivint Solar, Inc.	7,538	62,189
*	Volt Information Sciences, Inc.	3,076	14,119
	VSE Corp.	67,063	2,009,207
#	Wabash National Corp.	578,747	9,161,565
#*	WageWorks, Inc.	1,213	62,069
#*	Welbilt, Inc.	32,400	532,008
	Werner Enterprises, Inc.	36,697	1,216,506
*	Wesco Aircraft Holdings, Inc.	815,384	8,585,994
*	Wilhelmina International, Inc.	803	4,441
#*	Willdan Group, Inc.	70,744	2,474,625
*	Willis Lease Finance Corp.	75,708	4,712,823
#*	WillScot Corp.	7,915	126,007
#*	YRC Worldwide, Inc.	223,185	727,583
TOTAL INDUSTRIALS			1,275,369,958
INFORMATION TECHNOLOGY — (12.0%)
#*	3D Systems Corp.	210,713	1,900,631

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	A10 Networks Inc.	29,572	$224,156
*	Acacia Communications, Inc.	17,795	1,195,290
*»	Actua Corp.	21,078	38,046
*	ADDvantage Technologies Group, Inc.	84,703	149,924
#*	Adesto Technologies Corp.	75,635	644,410
	ADTRAN, Inc.	675,060	7,499,917
*	Advanced Energy Industries, Inc.	102,141	5,965,034
*	Agilysys, Inc.	251,227	6,162,598
*	Airgain, Inc.	13,797	179,085
*	Alithya Group, Inc., Class A	105,048	313,043
*	Alpha & Omega Semiconductor, Ltd.	212,318	2,155,028
#*	Ambarella, Inc.	165,238	8,253,638
	American Software, Inc., Class A	226,960	3,023,107
*	Amkor Technology, Inc.	1,257,622	11,607,851
#*	Amtech Systems, Inc.	7,348	43,206
*	Anixter International, Inc.	87,650	5,641,154
#*	Applied Optoelectronics, Inc.	20,295	203,153
*	Aquantia Corp.	15,887	208,596
#*	Arlo Technologies, Inc.	470,328	2,022,410
	AstroNova, Inc.	59,790	1,445,722
#*	Asure Software, Inc.	8,305	75,160
#*	Avaya Holdings Corp.	209,467	2,521,983
*	Aviat Networks, Inc.	8,912	114,252
#*	Avid Technology, Inc.	234,394	2,402,539
*	Aware, Inc.	144,939	410,177
*	Axcelis Technologies, Inc.	338,809	5,437,884
*	AXT, Inc.	332,178	1,418,400
#	Badger Meter, Inc.	332,787	17,800,777
	Bel Fuse, Inc., Class A	33,988	497,924
	Bel Fuse, Inc., Class B	98,507	1,624,380
	Belden, Inc.	18,319	832,782
	Benchmark Electronics, Inc.	338,739	9,166,277
*	BK Technologies Corp.	40,346	157,349
*	Bottomline Technologies De, Inc.	62,604	2,635,002
*	Brightcove, Inc.	62,367	778,340
#*	BroadVision, Inc.	16,737	21,423
#	Brooks Automation, Inc.	410,278	15,918,786
*	BSQUARE Corp.	12,233	15,414
#*	CalAmp Corp.	381,167	4,253,824
#*	Calix, Inc.	421,239	2,645,381
#*	Carbonite, Inc.	192,211	3,446,343
#*	Cardtronics P.L.C., Class A	310,524	8,843,724
#*	Casa Systems, Inc.	94,405	622,129
	Cass Information Systems, Inc.	106,669	5,430,519
*	CCUR Holdings, Inc.	34,201	126,544
*	CEVA, Inc.	161,482	4,485,970
*	ChannelAdvisor Corp.	45,368	414,210
*	Cirrus Logic, Inc.	50,301	2,467,264
*	Cision, Ltd.	179,024	1,860,059
*	Clearfield, Inc.	97,696	1,294,472
#*	Cloudera, Inc.	140,671	841,213
#*	Coda Octopus Group, Inc.	6,169	73,041
	Cohu, Inc.	276,775	4,195,909
	Communications Systems, Inc.	86,347	317,757
*	Computer Task Group, Inc.	254,807	1,121,151
	Comtech Telecommunications Corp.	164,585	4,898,050
*	Conduent, Inc.	580,325	5,280,957
*	Control4 Corp.	184,605	4,413,906
*	Cray, Inc.	356,262	12,340,916

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	CSG Systems International, Inc.	350,580	$17,963,719
	CSP, Inc.	49,891	681,511
	CTS Corp.	349,829	11,026,610
*	CVD Equipment Corp.	29,398	105,833
*	CyberOptics Corp.	61,255	823,880
	Daktronics, Inc.	162,181	1,028,228
*	DASAN Zhone Solutions, Inc.	4,668	47,007
*	Data I/O Corp.	52,874	232,646
#*	Diebold Nixdorf, Inc.	68,225	949,010
*	Digi International, Inc.	240,362	3,155,953
#*	Digimarc Corp.	3,695	166,940
*	Diodes, Inc.	352,806	15,029,536
#*	Domo, Inc., Class B	22,592	626,702
*	DSP Group, Inc.	234,923	3,786,959
#	Ebix, Inc.	58,995	2,715,540
*	eGain Corp.	165,091	1,277,804
#*	Electro-Sensors, Inc.	4,550	15,470
*	EMCORE Corp.	112,449	335,098
#*	Endurance International Group Holdings, Inc.	604,345	2,864,595
#*	Enphase Energy Inc.	221,276	6,228,919
*	ePlus, Inc.	157,153	11,927,913
#*	Everspin Technologies, Inc.	1,637	11,082
	EVERTEC, Inc.	256,166	8,202,435
*	Evolving Systems, Inc.	10,739	8,672
#*	Exela Technologies, Inc.	105,413	279,344
*	ExlService Holdings, Inc.	262,074	18,028,070
*	Extreme Networks, Inc.	303,245	2,468,414
*	Fabrinet	391,593	21,020,712
*	FARO Technologies, Inc.	177,392	9,470,959
*	Finisar Corp.	846,065	19,907,909
#*	Finjan Holdings, Inc.	130,339	280,229
#*	Fitbit, Inc., Class A	789,929	3,317,702
*	FormFactor, Inc.	744,417	12,491,317
*	Frequency Electronics, Inc.	66,023	769,828
	GlobalSCAPE, Inc.	26,038	363,230
#*	Globant SA	58,749	6,227,394
*	GSE Systems, Inc.	119,569	258,269
*	GSI Technology, Inc.	104,352	857,773
#*	GTT Communications, Inc.	276,365	3,344,017
	Hackett Group, Inc. (The)	374,526	6,149,717
#*	Harmonic, Inc.	974,242	7,277,588
*	I3 Verticals, Inc., Class A	21,470	613,398
#*	Ichor Holdings, Ltd.	55,006	1,386,701
#*	ID Systems, Inc.	48,604	297,943
*	IEC Electronics Corp.	33,359	200,154
#*	Image Sensing Systems, Inc.	2,530	12,650
#*	Immersion Corp.	105,389	847,328
#*	Infinera Corp.	721,713	2,785,812
*	Innodata, Inc.	96,383	120,479
#*	Inphi Corp.	114,327	6,883,629
*	Insight Enterprises, Inc.	311,814	17,156,006
*	Intelligent Systems Corp.	4,600	225,814
	InterDigital, Inc.	25,202	1,623,765
#*	Internap Corp.	83,367	248,434
*	inTEST Corp.	78,717	356,588
*	Intevac, Inc.	61,735	317,318
*	Iteris, Inc.	84,450	456,875
*	Itron, Inc.	34,779	2,156,298
#	KEMET Corp.	456,016	9,175,042

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	24,728	$121,909
*	Kimball Electronics, Inc.	183,859	2,923,358
*	Knowles Corp.	829,116	16,872,511
#*	Kopin Corp.	31,107	36,084
	Kulicke & Soffa Industries, Inc.	582,384	13,179,350
#*	KVH Industries, Inc.	178,044	1,798,244
*	Lantronix, Inc.	3,368	11,586
*	Lattice Semiconductor Corp.	850,629	16,451,165
*	LGL Group, Inc. (The)	51,187	421,781
*	Lightpath Technologies, Inc., Class A	7,150	5,077
*	Limelight Networks, Inc.	506,976	1,373,905
*	LiveRamp Holdings, Inc.	30	1,581
*	Luna Innovations, Inc.	99,696	513,434
#*	MACOM Technology Solutions Holdings, Inc.	129,845	2,547,559
#*	MagnaChip Semiconductor Corp.	86,929	960,565
	ManTech International Corp., Class A	132,285	9,098,562
*	Marin Software, Inc.	300	594
#*	MaxLinear, Inc.	295,100	6,486,298
	Methode Electronics, Inc.	414,291	12,408,015
*	MicroStrategy, Inc., Class A	24,958	3,412,507
#*	Mitek Systems, Inc.	40,438	405,998
#*	MoneyGram International, Inc.	44,358	108,677
	Monotype Imaging Holdings, Inc.	243,008	4,852,870
	MTS Systems Corp.	183,792	10,590,095
*	Nanometrics, Inc.	253,897	7,967,288
#*	Napco Security Technologies, Inc.	273,198	7,909,082
*	NeoPhotonics Corp.	404,931	1,858,633
#*	Net Element, Inc.	2,167	7,975
#*	NETGEAR, Inc.	370,925	12,555,811
#*	Netscout Systems, Inc.	337,012	8,775,792
*	NetSol Technologies, Inc.	45,396	272,376
	Network-1 Technologies, Inc.	46,583	114,128
	NIC, Inc.	499,105	9,053,765
#*	Novanta, Inc.	115,221	9,688,934
	NVE Corp.	14,503	974,892
*	OneSpan, Inc.	189,711	2,773,575
*	Optical Cable Corp.	37,938	142,647
#*	OSI Systems, Inc.	216,976	24,422,819
#*	PAR Technology Corp.	120,444	3,130,340
#	Paysign, Inc.	51,491	726,538
	PC Connection, Inc.	122,872	4,019,143
*	PCM, Inc.	109,336	3,808,173
	PC-Tel, Inc.	173,685	802,425
#*	PDF Solutions, Inc.	105,955	1,414,499
*	Perceptron, Inc.	71,825	300,947
#*	Perficient, Inc.	357,639	12,220,525
*	PFSweb, Inc.	14,215	52,311
*	Photronics, Inc.	631,347	6,079,872
*	Pixelworks, Inc.	95,160	291,190
#	Plantronics, Inc.	76,762	2,947,661
*	Plexus Corp.	225,831	13,484,369
	Power Integrations, Inc.	79,110	7,204,548
#	Presidio, Inc.	141,247	1,977,458
*	PRGX Global, Inc.	159,773	896,327
	Progress Software Corp.	389,221	16,849,377
	QAD, Inc., Class A	89,941	3,880,055
	QAD, Inc., Class B	28,726	948,245
#*	Qualstar Corp.	15,022	77,814
*	Qumu Corp.	83,584	310,932

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	1,060,113	$13,209,008
*	RealNetworks, Inc.	95,460	147,008
#*	Resonant, Inc.	4,300	9,890
#	RF Industries, Ltd.	67,928	558,368
*	Ribbon Communications, Inc.	637,537	3,136,682
	Richardson Electronics, Ltd.	103,699	587,973
#*	Rogers Corp.	83,028	13,173,222
#*	Rubicon Technology, Inc.	2,007	18,444
*	Rudolph Technologies, Inc.	362,068	9,746,871
#*	SailPoint Technologies Holding, Inc.	65,737	1,389,680
*	Sanmina Corp.	44,329	1,407,446
#	Sapiens International Corp. NV	47,755	768,378
*	ScanSource, Inc.	246,051	8,353,431
*	Seachange International, Inc.	17,892	35,963
#*	SecureWorks Corp., Class A	3,955	47,223
*	ServiceSource International, Inc.	8,020	7,219
#*	ShotSpotter, Inc.	8,654	325,304
	Sigma Designs, Inc.	160,840	29,755
*	Sigmatron International, Inc.	9,685	40,968
#*	SMART Global Holdings, Inc.	151,202	4,602,589
#*	SMTC Corp.	21,902	86,184
#*	SolarEdge Technologies, Inc.	60,278	3,931,934
*	SPS Commerce, Inc.	30,164	3,373,240
*	StarTek, Inc.	34,850	233,844
*	Steel Connect, Inc.	81,417	144,922
#*	Stratasys, Ltd.	365,170	10,184,591
#*	Super Micro Computer, Inc.	389,647	7,134,437
*	Support.com, Inc.	38,495	59,667
*	Sykes Enterprises, Inc.	415,864	11,764,793
#*	Synaptics, Inc.	285,877	9,199,522
#*	Synchronoss Technologies, Inc.	79,063	639,620
*	Telaria, Inc.	51,588	417,863
*	Telenav, Inc.	80,622	760,265
	TESSCO Technologies, Inc.	89,460	1,316,851
	TransAct Technologies, Inc.	91,312	1,092,092
*	Trio-Tech International	6,465	21,593
*	TSR, Inc.	52,346	237,127
#	TTEC Holdings, Inc.	243,658	11,432,433
#*	TTM Technologies, Inc.	785,133	8,212,491
#*	Ultra Clean Holdings, Inc.	231,627	3,379,438
#*	Unisys Corp.	361,072	4,473,682
#*	Upland Software, Inc.	130,555	5,743,114
#*	USA Technologies, Inc.	105,078	691,413
*	Veeco Instruments, Inc.	351,134	4,182,006
#*	Veritone, Inc.	18,284	126,891
*	Virtusa Corp.	358,465	16,016,216
*	Vishay Precision Group, Inc.	120,922	4,926,362
	Wayside Technology Group, Inc.	32,917	371,304
*	Westell Technologies, Inc., Class A	4,300	7,783
*	Wireless Telecom Group, Inc.	110,946	170,857
	Xperi Corp.	247,901	5,292,686
#*	Zix Corp.	523,004	4,764,566
TOTAL INFORMATION TECHNOLOGY			887,174,355
MATERIALS — (3.9%)
*	AdvanSix, Inc.	104,910	2,689,892
#*	AgroFresh Solutions, Inc.	185,302	276,100
#*	AK Steel Holding Corp.	1,721,715	4,855,236
*	American Biltrite, Inc.	478	259,255

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	American Vanguard Corp.	171,708	$2,451,990
#*	Ampco-Pittsburgh Corp.	2,643	9,568
	Boise Cascade Co.	342,002	9,234,054
	Carpenter Technology Corp.	71,651	3,225,012
#*	Century Aluminum Co.	558,909	4,018,556
	Chase Corp.	82,280	8,522,562
#*	Clearwater Paper Corp.	99,274	1,948,749
#*	Coeur Mining, Inc.	1,693,655	7,790,813
#	Commercial Metals Co.	87,820	1,537,728
#	Compass Minerals International, Inc.	84,590	4,724,351
*	Core Molding Technologies, Inc.	66,816	444,326
#*	Ferro Corp.	883,136	13,008,593
	Ferroglobe P.L.C.	25,573	38,615
#*	Flotek Industries, Inc.	212,354	651,927
	Friedman Industries, Inc.	73,974	457,159
	FutureFuel Corp.	289,104	3,368,062
*	GCP Applied Technologies, Inc.	167,614	3,692,536
#	Gold Resource Corp.	189,793	681,357
	Greif, Inc., Class A	77,553	2,711,253
	Greif, Inc., Class B	2,577	110,811
	Hawkins, Inc.	120,467	5,260,794
	Haynes International, Inc.	41,660	1,239,802
#	Hecla Mining Co.	2,305,576	4,265,316
	Innophos Holdings, Inc.	49,110	1,334,319
	Innospec, Inc.	251,221	23,459,017
*	Intrepid Potash, Inc.	1,073,099	4,013,390
	Kaiser Aluminum Corp.	167,047	16,081,615
*	Koppers Holdings, Inc.	115,834	3,162,268
*	Kraton Corp.	274,479	8,418,271
#	Kronos Worldwide, Inc.	110,978	1,488,215
#*	Livent Corp.	185,863	1,196,958
#*	LSB Industries, Inc.	133,601	666,669
	Materion Corp.	157,618	9,792,806
#	McEwen Mining, Inc.	73,816	127,702
	Mercer International, Inc.	462,228	6,022,831
	Minerals Technologies, Inc.	86,655	4,614,379
	Myers Industries, Inc.	324,292	5,243,802
#	Neenah, Inc.	166,319	10,928,821
#	Nexa Resources SA	47,351	390,172
	Northern Technologies International Corp.	76,828	868,156
	Olympic Steel, Inc.	100,305	1,261,837
*	OMNOVA Solutions, Inc.	403,038	4,010,228
	PH Glatfelter Co.	392,510	6,405,763
	PolyOne Corp.	37,960	1,243,949
*	PQ Group Holdings, Inc.	31,498	491,054
#	Quaker Chemical Corp.	24,438	4,579,437
#*	Ramaco Resources, Inc.	4,591	22,358
#	Rayonier Advanced Materials, Inc.	361,685	1,681,835
	Resolute Forest Products, Inc.	499,465	3,046,736
#*	Ryerson Holding Corp.	119,095	971,815
	Schnitzer Steel Industries, Inc., Class A	274,974	7,322,558
	Schweitzer-Mauduit International, Inc.	172,851	5,951,260
	Stepan Co.	165,320	16,391,478
#*	Summit Materials, Inc., Class A	357,320	6,588,981
*	SunCoke Energy, Inc.	515,177	3,910,193
#	Synalloy Corp.	66,453	1,128,372
#*	TimkenSteel Corp.	370,931	2,592,808
*	Trecora Resources	146,751	1,392,667
	Tredegar Corp.	337,177	5,620,741

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Trinseo SA	90,765	$3,522,590
*	Tronox Holdings P.L.C., Class A	81,341	899,631
*	UFP Technologies, Inc.	26,955	1,174,160
	United States Lime & Minerals, Inc.	60,400	4,885,152
#	United States Steel Corp.	13,967	209,924
#*	Universal Stainless & Alloy Products, Inc.	76,623	1,239,760
#*	US Concrete, Inc.	65,012	3,061,415
*	Venator Materials P.L.C	143,761	550,605
*	Verso Corp., Class A	323,334	5,231,544
	Warrior Met Coal, Inc.	253,332	6,267,434
	Worthington Industries, Inc.	9,249	371,995
TOTAL MATERIALS			287,312,088
REAL ESTATE — (0.7%)
*	Altisource Asset Management Corp.	1,788	16,914
*	Altisource Portfolio Solutions SA	35,261	740,481
*	CKX Lands, Inc.	15,043	150,054
#	Consolidated-Tomoka Land Co.	54,084	3,392,148
#*	Forestar Group, Inc.	42,533	878,732
*	FRP Holdings, Inc.	92,531	4,587,687
	Griffin Industrial Realty, Inc.	49,036	1,905,539
#*	InterGroup Corp. (The)	5,700	171,570
	Jones Lang LaSalle, Inc.	10,767	1,568,644
#*	JW Mays, Inc.	2,700	94,662
#*	Marcus & Millichap, Inc.	301,083	9,995,955
*	Maui Land & Pineapple Co., Inc.	28,396	321,727
#	Newmark Group, Inc., Class A	52,561	518,251
*	Rafael Holdings, Inc., Class B	137,761	2,851,653
	RE/MAX Holdings, Inc., Class A	158,909	4,621,074
#	RMR Group, Inc. (The), Class A	96,620	4,757,569
#*	St Joe Co. (The)	509,925	9,810,957
*	Stratus Properties, Inc.	70,654	1,993,856
#*	Tejon Ranch Co.	197,934	3,667,717
*	Trinity Place Holdings, Inc.	93,454	392,507
TOTAL REAL ESTATE			52,437,697
UTILITIES — (2.0%)
#	American States Water Co.	123,098	9,536,402
#*	AquaVenture Holdings, Ltd.	96,285	1,658,991
	Artesian Resources Corp., Class A	45,630	1,641,768
#*	Atlantic Power Corp.	249,339	595,920
	Atlantica Yield P.L.C.	14,226	329,901
#	California Water Service Group	415,001	22,156,903
	Chesapeake Utilities Corp.	157,617	14,730,885
	Connecticut Water Service, Inc.	83,451	5,833,225
	Consolidated Water Co., Ltd.	63,422	889,811
	El Paso Electric Co.	82,405	5,460,155
#	Genie Energy, Ltd., Class B	210,510	2,319,820
	MGE Energy, Inc.	125,528	9,307,901
	Middlesex Water Co.	136,005	8,517,993
#	Northwest Natural Holding Co.	213,596	15,255,026
	Otter Tail Corp.	303,669	16,209,851
#	Pattern Energy Group, Inc., Class A	195,543	4,483,801
	RGC Resources, Inc.	15,928	458,408
	SJW Group	211,894	13,749,802
#	Spark Energy, Inc., Class A	10,012	109,531
	Unitil Corp.	121,970	7,143,783

U.S. Micro Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	88,610	$3,187,302
TOTAL UTILITIES		143,577,179
TOTAL COMMON STOCKS		6,437,839,285
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
# GCI Liberty, Inc.	25,323	669,540
ENERGY — (0.0%)
*» Enron TOPRS Escrow Shares	37,101	0
TOTAL PREFERRED STOCKS		669,540
RIGHTS/WARRANTS — (0.0%)*
CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	16,919	507
TOTAL INVESTMENT SECURITIES		6,438,509,332

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	60,504,407	60,504,407
SECURITIES LENDING COLLATERAL — (11.9%)
@§	DFA Short Term Investment Fund	75,489,242	873,486,019
TOTAL INVESTMENTS — (100.0%)
(Cost $5,521,014,298)^^			$7,372,499,758
As of July 31, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	379	09/20/19	$55,045,205	$56,514,585	$1,469,380
Total Futures Contracts			$55,045,205	$56,514,585	$1,469,380
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$184,489,757	—	—	$184,489,757
Consumer Discretionary	833,759,237	$11,479	—	833,770,716
Consumer Staples	251,195,431	—	—	251,195,431
Energy	395,289,455	—	—	395,289,455
Financials	1,415,913,596	417,004	—	1,416,330,600
Health Care	710,892,049	—	—	710,892,049
Industrials	1,275,369,958	—	—	1,275,369,958
Information Technology	887,136,309	38,046	—	887,174,355
Materials	287,312,088	—	—	287,312,088
Real Estate	52,437,697	—	—	52,437,697

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$143,577,179	—	—	$143,577,179
Preferred Stocks
Communication Services	669,540	—	—	669,540
Rights/Warrants
Consumer Discretionary	—	$507	—	507
Temporary Cash Investments	60,504,407	—	—	60,504,407
Securities Lending Collateral	—	873,486,019	—	873,486,019
Futures Contracts**	1,469,380	—	—	1,469,380
TOTAL	$6,500,016,083	$873,953,055	—	$7,373,969,138
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
REAL ESTATE — (94.8%)
#	Acadia Realty Trust	727,947	$20,433,472
	Agree Realty Corp.	322,918	21,587,068
	Alexander's, Inc.	26,704	10,000,648
#	Alexandria Real Estate Equities, Inc.	993,860	145,461,350
	American Assets Trust, Inc.	341,957	15,866,805
	American Campus Communities, Inc.	1,214,231	56,765,299
	American Homes 4 Rent, Class A	2,377,832	57,567,313
	American Tower Corp.	3,918,413	829,214,559
	Apartment Investment & Management Co., Class A	1,353,017	67,028,462
#	Apple Hospitality REIT, Inc.	1,896,834	29,799,262
#	Ashford Hospitality Trust, Inc.	978,518	2,651,784
	AvalonBay Communities, Inc.	1,229,836	256,777,458
#	Bluerock Residential Growth REIT, Inc.	203,289	2,396,777
	Boston Properties, Inc.	1,374,080	182,683,936
	Braemar Hotels & Resorts, Inc.	279,962	2,553,253
#	Brandywine Realty Trust	1,599,065	23,586,209
#	Brixmor Property Group, Inc.	2,653,999	50,372,901
#	Brookfield Property REIT, Inc., Class A	1,069,338	20,648,917
	BRT Apartments Corp.	22,299	311,294
	Camden Property Trust	849,021	88,051,968
	CareTrust REIT, Inc.	806,103	18,725,773
#	CBL & Associates Properties, Inc.	1,528,532	1,604,959
	Cedar Realty Trust, Inc.	763,997	2,123,912
#	Chatham Lodging Trust	404,693	7,227,817
	Chesapeake Lodging Trust	536,508	14,737,875
	City Office REIT, Inc.	303,705	3,759,868
#	Clipper Realty, Inc.	48,414	559,182
	Columbia Property Trust, Inc.	1,044,439	22,904,547
#	Community Healthcare Trust, Inc.	128,318	5,272,587
	Condor Hospitality Trust, Inc.	5,322	58,648
#	CorePoint Lodging, Inc.	369,644	4,335,924
	CoreSite Realty Corp.	320,390	33,580,076
	Corporate Office Properties Trust	939,582	26,233,129
#	Cousins Properties, Inc.	1,268,295	44,618,618
	Crown Castle International Corp.	3,679,306	490,304,318
	CubeSmart	1,649,253	55,992,139
#	CyrusOne, Inc.	978,340	56,156,716
#	DiamondRock Hospitality Co.	1,827,728	18,405,221
#	Digital Realty Trust, Inc.	1,835,693	209,929,851
	Douglas Emmett, Inc.	1,429,147	58,337,781
	Duke Realty Corp.	3,156,127	105,193,713
#	Easterly Government Properties, Inc.	540,951	10,207,745
	EastGroup Properties, Inc.	316,860	38,175,293
	Empire State Realty Trust, Inc., Class A	1,302,087	18,242,239
#	EPR Properties	660,274	49,144,194
	Equinix, Inc.	743,139	373,130,092
	Equity Commonwealth	1,092,315	36,679,938
	Equity LifeStyle Properties, Inc.	756,993	94,056,380
	Equity Residential	3,275,457	258,400,803
	Essential Properties Realty Trust, Inc.	60,607	1,280,020
	Essex Property Trust, Inc.	584,360	176,605,279
	Extra Space Storage, Inc.	1,132,284	127,257,399
	Federal Realty Investment Trust	657,683	86,820,733
#	First Industrial Realty Trust, Inc.	1,130,570	43,176,468

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Four Corners Property Trust, Inc.	580,579	$15,640,798
#	Franklin Street Properties Corp.	941,922	7,591,891
	Front Yard Residential Corp.	267,885	3,217,299
	Gaming and Leisure Properties, Inc.	1,812,336	68,343,191
	Getty Realty Corp.	299,553	8,980,599
	Gladstone Commercial Corp.	252,576	5,369,766
	Global Medical REIT, Inc.	145,812	1,506,238
#	Global Net Lease, Inc.	686,006	13,390,837
#	Global Self Storage, Inc.	28,065	116,750
	HCP, Inc.	4,208,980	134,392,731
	Healthcare Realty Trust, Inc.	1,122,775	35,906,345
	Healthcare Trust of America, Inc., Class A	1,822,240	49,072,923
#	Hersha Hospitality Trust	370,755	5,791,193
#	Highwoods Properties, Inc.	920,093	41,707,816
#	Hospitality Properties Trust	1,463,792	36,170,300
	Host Hotels & Resorts, Inc.	6,595,002	114,687,085
	Hudson Pacific Properties, Inc.	1,388,939	49,029,547
#	Independence Realty Trust, Inc.	777,621	9,603,619
#	Industrial Logistics Properties Trust	567,846	12,140,547
	Investors Real Estate Trust	115,157	7,341,259
	Invitation Homes, Inc.	3,594,291	98,735,174
#	Iron Mountain, Inc.	2,517,086	74,027,499
	JBG SMITH Properties	1,103,307	43,172,403
	Kilroy Realty Corp.	909,637	72,279,756
#	Kimco Realty Corp.	3,730,315	71,659,351
#	Kite Realty Group Trust	744,689	11,848,002
#	Lamar Advertising Co., Class A	753,369	60,962,619
	Lexington Realty Trust	1,927,789	19,027,277
	Liberty Property Trust	1,308,853	68,453,012
	Life Storage, Inc.	414,102	40,370,804
#	LTC Properties, Inc.	351,050	16,179,895
#	Macerich Co. (The)	983,071	32,490,497
#	Mack-Cali Realty Corp.	799,548	19,013,251
#	Medical Properties Trust, Inc.	3,536,102	61,881,785
	MGM Growth Properties LLC, Class A	781,119	23,324,213
	Mid-America Apartment Communities, Inc.	1,022,014	120,434,130
	Monmouth Real Estate Investment Corp.	760,049	10,481,076
#	National Health Investors, Inc.	378,392	30,036,757
#	National Retail Properties, Inc.	1,426,336	74,511,793
	National Storage Affiliates Trust	493,860	14,959,019
#	New Senior Investment Group, Inc.	717,386	5,114,962
#	NexPoint Residential Trust, Inc.	164,106	7,082,815
#	NorthStar Realty Europe Corp.	8,429	143,293
#	Office Properties Income Trust	415,464	11,703,621
#	Omega Healthcare Investors, Inc.	1,814,868	65,879,708
	One Liberty Properties, Inc.	131,156	3,758,931
	Outfront Media, Inc.	1,231,896	33,482,933
	Paramount Group, Inc.	1,838,265	25,423,205
	Park Hotels & Resorts, Inc.	1,799,183	47,516,423
#	Pebblebrook Hotel Trust	1,228,248	34,378,662
#	Pennsylvania Real Estate Investment Trust	633,141	3,786,183
#	Physicians Realty Trust	1,651,539	28,422,986
	Piedmont Office Realty Trust, Inc., Class A	1,250,651	26,026,047
#	Plymouth Industrial REIT, Inc.	8,376	155,626
	Prologis, Inc.	5,576,702	449,537,948
	PS Business Parks, Inc.	187,625	32,834,375
	Public Storage	1,387,372	336,798,427
#	QTS Realty Trust, Inc., Class A	461,470	21,356,832
	Realty Income Corp.	2,787,501	192,922,944

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Regency Centers Corp.	1,472,009	$98,183,000
#	Retail Opportunity Investments Corp.	1,009,250	18,307,795
	Retail Properties of America, Inc., Class A	1,996,330	24,275,373
	Retail Value, Inc.	148,351	5,583,932
	Rexford Industrial Realty, Inc.	885,198	36,647,197
	RLJ Lodging Trust	1,571,348	27,152,893
#	RPT Realty	709,802	8,695,075
	Ryman Hospitality Properties, Inc.	422,009	31,650,675
#	Sabra Health Care REIT, Inc.	1,578,239	32,574,853
	Saul Centers, Inc.	126,082	6,908,033
*	SBA Communications Corp.	1,008,240	247,432,178
#	Senior Housing Properties Trust	2,131,834	17,481,039
#	Seritage Growth Properties	149,123	6,228,868
	Simon Property Group, Inc.	2,743,583	445,009,163
#	SITE Centers Corp.	1,386,795	19,761,829
	SL Green Realty Corp.	749,442	60,764,757
#	Sotherly Hotels, Inc.	109,976	780,830
	Spirit MTA REIT	433,542	3,646,088
#	Spirit Realty Capital, Inc.	843,074	37,196,425
#	STAG Industrial, Inc.	1,066,407	31,693,616
	STORE Capital Corp.	1,787,626	61,154,685
#	Summit Hotel Properties, Inc.	905,752	10,062,905
	Sun Communities, Inc.	791,699	105,145,544
	Sunstone Hotel Investors, Inc.	2,020,530	26,691,201
#	Tanger Factory Outlet Centers, Inc.	847,532	13,458,808
	Taubman Centers, Inc.	545,479	22,102,809
	Terreno Realty Corp.	528,744	25,834,432
	UDR, Inc.	2,477,459	114,111,762
#	UMH Properties, Inc.	287,659	3,782,716
#	Uniti Group, Inc.	1,502,669	12,652,473
	Universal Health Realty Income Trust	116,882	10,771,845
	Urban Edge Properties	1,020,800	17,077,984
	Urstadt Biddle Properties, Inc.	67,653	1,127,099
	Urstadt Biddle Properties, Inc., Class A	266,595	5,755,786
	Ventas, Inc.	3,248,355	218,581,808
	VEREIT, Inc.	8,545,021	77,930,592
	Vornado Realty Trust	1,509,612	97,098,244
#	Washington Prime Group, Inc.	1,647,199	5,979,332
#	Washington Real Estate Investment Trust	704,312	18,981,208
	Weingarten Realty Investors	1,096,345	30,598,989
	Welltower, Inc.	3,569,608	296,705,817
#	Whitestone REIT	318,928	4,066,332
#	WP Carey, Inc.	1,498,754	129,702,171
#	Xenia Hotels & Resorts, Inc.	953,388	20,431,105
TOTAL REAL ESTATE			9,776,952,206

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	77,801,433	77,801,433
SECURITIES LENDING COLLATERAL — (4.4%)
@§	DFA Short Term Investment Fund	39,163,207	453,157,470
TOTAL INVESTMENTS — (100.0%)
(Cost $7,061,504,941)^^			$10,307,911,109

DFA Real Estate Securities Portfolio
CONTINUED
As of July 31, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	518	09/20/19	$74,994,906	$77,241,570	$2,246,664
Total Futures Contracts			$74,994,906	$77,241,570	$2,246,664
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$9,776,952,206	—	—	$9,776,952,206
Temporary Cash Investments	77,801,433	—	—	77,801,433
Securities Lending Collateral	—	$453,157,470	—	453,157,470
Futures Contracts**	2,246,664	—	—	2,246,664
TOTAL	$9,857,000,303	$453,157,470	—	$10,310,157,773
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.4%)
#*	Afterpay Touch Group, Ltd.	33,264	$597,299
	AGL Energy, Ltd.	157,174	2,252,499
	ALS, Ltd.	133,837	656,128
	Altium, Ltd.	51,803	1,288,223
	Alumina, Ltd.	811,416	1,286,392
	AMP, Ltd.	1,786,565	2,173,169
	Ansell, Ltd.	9,168	174,411
	APA Group	287,796	2,167,666
	Aristocrat Leisure, Ltd.	177,083	3,684,932
	ASX, Ltd.	29,039	1,756,594
#	Atlas Arteria, Ltd.	259,883	1,448,478
	Aurizon Holdings, Ltd.	1,195,310	4,692,440
	AusNet Services	747,865	906,080
	Australia & New Zealand Banking Group, Ltd.	638,182	12,128,443
	Bank of Queensland, Ltd.	221,190	1,408,906
	Beach Energy, Ltd.	1,607,758	2,317,573
	Bendigo & Adelaide Bank, Ltd.	299,645	2,345,612
	BHP Group, Ltd.	842,811	23,203,139
#	BHP Group, Ltd., Sponsored ADR	64,389	3,536,888
	BlueScope Steel, Ltd.	460,237	4,062,116
	Boral, Ltd.	652,435	2,286,531
	Brambles, Ltd.	509,466	4,557,131
	Caltex Australia, Ltd.	199,308	3,665,882
#	Challenger, Ltd.	256,238	1,234,403
	CIMIC Group, Ltd.	33,464	835,312
	Cleanaway Waste Management, Ltd.	975,941	1,607,026
	Coca-Cola Amatil, Ltd.	256,719	1,858,044
	Cochlear, Ltd.	18,896	2,839,117
*	Coles Group, Ltd.	312,827	3,037,292
	Commonwealth Bank of Australia	512,071	28,738,233
	Computershare, Ltd.	145,852	1,571,157
	Crown Resorts, Ltd.	140,201	1,133,580
	CSL, Ltd.	133,309	20,801,848
#	Domino's Pizza Enterprises, Ltd.	28,806	758,266
	Downer EDI, Ltd.	519,969	2,554,606
	Evolution Mining, Ltd.	851,961	2,891,536
	Flight Centre Travel Group, Ltd.	33,092	1,040,713
	Fortescue Metals Group, Ltd.	929,486	5,233,200
#	Harvey Norman Holdings, Ltd.	399,284	1,195,743
	IDP Education, Ltd.	53,657	701,308
	Iluka Resources, Ltd.	217,450	1,418,831
	Incitec Pivot, Ltd.	873,217	2,073,223
	Insurance Australia Group, Ltd.	795,715	4,686,555
	James Hardie Industries P.L.C.	177,441	2,399,872
	James Hardie Industries P.L.C., Sponsored ADR	2,500	34,250
	LendLease Group	263,970	2,616,381
	Link Administration Holdings, Ltd.	393,161	1,361,671
	Macquarie Group, Ltd.	93,526	8,185,336
	Magellan Financial Group, Ltd.	66,221	2,781,026
	Medibank Pvt, Ltd.	1,001,993	2,470,093
	National Australia Bank, Ltd.	785,876	15,305,548
	Newcrest Mining, Ltd.	162,121	3,912,822
	Northern Star Resources, Ltd.	343,959	3,026,638
	Oil Search, Ltd.	502,841	2,434,939
	Orica, Ltd.	207,290	3,088,237

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Origin Energy, Ltd.	805,174	$4,356,921
	Orora, Ltd.	664,513	1,535,506
	Qantas Airways, Ltd.	312,804	1,217,741
#	QBE Insurance Group, Ltd.	601,028	5,122,202
	Qube Holdings, Ltd.	771,048	1,659,978
	Ramsay Health Care, Ltd.	46,838	2,327,232
#	REA Group, Ltd.	16,819	1,128,119
#	Reece, Ltd.	99,318	714,370
	Rio Tinto, Ltd.	125,602	8,406,208
	Santos, Ltd.	1,216,696	5,994,865
	Seek, Ltd.	159,876	2,276,082
#	Seven Group Holdings, Ltd.	56,820	696,619
	Sonic Healthcare, Ltd.	109,253	2,090,982
	South32, Ltd., ADR	6,560	69,602
	South32, Ltd.	2,567,774	5,463,609
	Spark Infrastructure Group	639,870	1,036,939
	Star Entertainment Grp, Ltd. (The)	451,550	1,274,475
	Suncorp Group, Ltd.	593,638	5,471,430
	Sydney Airport	268,876	1,534,707
	Tabcorp Holdings, Ltd.	923,165	2,831,982
	Telstra Corp., Ltd.	1,345,381	3,647,761
	TPG Telecom, Ltd.	267,150	1,271,298
	Transurban Group	578,575	6,132,020
#	Treasury Wine Estates, Ltd.	181,967	2,187,963
	Wesfarmers, Ltd.	355,269	9,514,116
	Westpac Banking Corp.	796,750	15,632,161
#	Westpac Banking Corp., Sponsored ADR	68,369	1,342,083
	Whitehaven Coal, Ltd.	685,758	1,718,640
	WiseTech Global, Ltd.	45,484	977,992
	Woodside Petroleum, Ltd.	300,011	7,074,552
	Woolworths Group, Ltd.	387,995	9,459,451
	WorleyParsons, Ltd.	180,773	1,980,831
*	Xero, Ltd.	14,425	635,018
TOTAL AUSTRALIA			333,206,793
AUSTRIA — (0.2%)
	Erste Group Bank AG	109,019	3,912,987
	OMV AG	50,162	2,509,956
	Raiffeisen Bank International AG	138,311	3,243,615
	Verbund AG	11,511	642,387
	Voestalpine AG	78,880	2,082,382
TOTAL AUSTRIA			12,391,327
BELGIUM — (1.1%)
	Ageas	95,291	5,115,867
	Anheuser-Busch InBev SA	265,831	26,725,741
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	9,277	936,792
	Colruyt SA	31,612	1,647,181
*	Galapagos NV	10,769	1,882,371
	KBC Group NV	94,511	6,076,849
	Proximus SADP	134,668	3,839,630
#	Solvay SA	46,093	4,719,691
	Telenet Group Holding NV	20,499	1,006,806
	UCB SA	57,746	4,502,829
#	Umicore SA	100,078	3,132,802
TOTAL BELGIUM			59,586,559

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (9.0%)
	Agnico Eagle Mines, Ltd.	23	$1,205
#	Agnico Eagle Mines, Ltd.	59,057	3,084,547
*	Air Canada	44,600	1,534,540
	Algonquin Power & Utilities Corp.	142,539	1,775,528
	Algonquin Power & Utilities Corp.	23,199	288,828
	Alimentation Couche-Tard, Inc., Class B	132,458	8,119,300
#	AltaGas, Ltd.	127,942	1,959,166
	ARC Resources, Ltd.	3,333	17,046
	Atco, Ltd., Class I	32,724	1,090,717
#*	Aurora Cannabis, Inc.	158,345	988,607
*	Aurora Cannabis, Inc.	27,120	223,469
*	B2Gold Corp.	926,531	2,955,520
#	Bank of Montreal	32,099	2,402,926
#	Bank of Montreal	205,319	15,359,914
	Bank of Nova Scotia (The)	176,568	9,426,414
#	Bank of Nova Scotia (The)	160,343	8,559,109
#	Barrick Gold Corp.	250,105	4,066,707
	Barrick Gold Corp.	141,263	2,344,673
#*	Bausch Health Cos., Inc.	94,103	2,255,649
*	Bausch Health Cos., Inc.	66,614	1,600,492
	BCE, Inc.	19,715	890,886
#	BCE, Inc.	27,640	1,246,840
*	BlackBerry, Ltd.	156,732	1,143,605
#*	BlackBerry, Ltd.	82,706	603,754
#*	Bombardier, Inc., Class A	19,300	33,195
*	Bombardier, Inc., Class B	784,252	1,348,880
	Brookfield Asset Management, Inc., Class A	117,193	5,742,463
#	Brookfield Asset Management, Inc., Class A	41,245	2,021,005
	BRP, Inc.	10,821	381,170
	CAE, Inc.	66,638	1,796,974
	CAE, Inc.	31,718	855,117
	Cameco Corp.	154,295	1,416,923
#	Cameco Corp.	64,209	590,081
#*	Canada Goose Holdings, Inc.	7,177	336,119
#*	Canada Goose Holdings, Inc.	11,274	527,510
	Canadian Imperial Bank of Commerce	70,547	5,550,004
	Canadian Imperial Bank of Commerce	53,368	4,198,461
	Canadian National Railway Co.	149,760	14,174,890
#	Canadian National Railway Co.	76,670	7,253,749
	Canadian Natural Resources, Ltd.	277,144	7,019,945
	Canadian Natural Resources, Ltd.	254,709	6,439,044
	Canadian Pacific Railway, Ltd.	31,366	7,488,817
#	Canadian Pacific Railway, Ltd.	12,744	3,040,591
#	Canadian Tire Corp., Ltd., Class A	26,216	2,862,546
	Canadian Utilities, Ltd., Class A	34,145	929,816
*	Canfor Corp.	1,400	10,099
#*	Canopy Growth Corp.	24,300	796,682
#*	Canopy Growth Corp.	6,497	212,062
	CCL Industries, Inc., Class B	45,580	2,279,345
	Cenovus Energy, Inc.	176,503	1,640,924
#	Cenovus Energy, Inc.	262,140	2,432,659
*	CGI, Inc.	56,942	4,380,548
*	CGI, Inc.	18,335	1,411,175
	CI Financial Corp.	163,821	2,539,610
	Cogeco Communications, Inc.	4,933	389,579
#	Constellation Software, Inc.	6,443	6,130,028
#*	Cronos Group, Inc.	29,272	402,995
	Dollarama, Inc.	78,900	2,923,329
	Element Fleet Management Corp.	75,600	575,105

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Emera, Inc.	10,822	$449,345
#	Empire Co., Ltd., Class A	77,666	2,055,519
	Enbridge, Inc.	138,888	4,638,705
	Enbridge, Inc.	305,145	10,188,792
	Encana Corp.	558,372	2,551,131
	Encana Corp.	473,733	2,164,960
	Enerplus Corp.	7,300	48,398
	Fairfax Financial Holdings, Ltd.	13,186	6,108,941
	Finning International, Inc.	123,450	2,134,512
	First Capital Realty, Inc.	74,564	1,234,447
#	First Quantum Minerals, Ltd.	266,013	2,450,913
	FirstService Corp.	5,076	532,676
	Fortis, Inc.	98,804	3,894,366
	Franco-Nevada Corp.	12,622	1,096,942
#	Franco-Nevada Corp.	24,704	2,145,048
#	Genworth MI Canada, Inc.	18,313	675,880
	George Weston, Ltd.	39,504	3,124,282
	Gildan Activewear, Inc.	35,400	1,394,220
#	Gildan Activewear, Inc.	26,455	1,041,533
	Great-West Lifeco, Inc.	96,662	2,122,492
	Husky Energy, Inc.	257,845	2,000,555
#	Hydro One, Ltd.	67,923	1,199,640
*	IA Financial Crop., Inc.	76,639	3,075,316
	IGM Financial, Inc.	32,067	885,864
	Imperial Oil, Ltd.	18,627	510,062
	Imperial Oil, Ltd.	58,672	1,607,026
	Intact Financial Corp.	30,500	2,842,938
	Inter Pipeline, Ltd.	204,712	3,444,956
	Keyera Corp.	122,235	3,110,056
*	Kinross Gold Corp.	1,081,211	4,374,653
*	Kinross Gold Corp.	22,897	92,046
	Kirkland Lake Gold, Ltd.	79,988	3,307,884
	Linamar Corp.	17,036	576,988
	Loblaw Cos., Ltd.	57,864	3,002,381
	Lundin Mining Corp.	456,387	2,209,663
	Magna International, Inc.	73,020	3,682,536
	Magna International, Inc.	177,111	8,929,937
	Manulife Financial Corp.	177,419	3,212,846
	Manulife Financial Corp.	270,393	4,888,705
	Maple Leaf Foods, Inc.	36,687	860,329
	Methanex Corp.	25,981	1,022,665
#	Methanex Corp.	6,689	262,945
	Metro, Inc.	56,549	2,211,753
#	National Bank of Canada	209,321	10,131,403
	Northland Power, Inc.	72,826	1,386,111
	Nutrien, Ltd.	46,791	2,565,380
	Nutrien, Ltd.	86,822	4,758,692
	Onex Corp.	31,294	1,890,491
	Open Text Corp.	39,200	1,671,896
#	Open Text Corp.	57,964	2,471,005
	Pan American Silver Corp.	4,018	61,033
#	Parkland Fuel Corp.	89,737	2,932,533
	Pembina Pipeline Corp.	3,073	111,518
	Pembina Pipeline Corp.	93,240	3,383,680
#	PrairieSky Royalty, Ltd.	96,981	1,299,155
	Quebecor, Inc., Class B	76,454	1,732,061
	Restaurant Brands International, Inc.	63,671	4,689,211
#	Restaurant Brands International, Inc.	2,612	192,504
	Ritchie Bros Auctioneers, Inc.	7,600	274,390

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Ritchie Bros Auctioneers, Inc.	22,539	$813,433
#	Rogers Communications, Inc., Class B	60,368	3,133,666
	Rogers Communications, Inc., Class B	50,035	2,596,316
	Royal Bank of Canada	239,620	18,921,955
#	Royal Bank of Canada	200,169	15,795,336
	Saputo, Inc.	61,900	1,869,476
*	Seven Generations Energy, Ltd., Class A	168,153	933,900
	Shaw Communications, Inc., Class B	88,605	1,736,787
	Shaw Communications, Inc., Class B	101,348	1,984,394
#*	Shopify, Inc., Class A	7,521	2,390,046
*	Shopify, Inc., Class A	6,301	2,002,962
#	SNC-Lavalin Group, Inc.	70,553	1,116,189
*	Spin Master Corp.	12,362	351,246
	Stantec, Inc.	13,600	323,976
	Stantec, Inc.	16,651	396,460
*	Stars Group, Inc. (The)	2,400	37,351
#*	Stars Group, Inc. (The)	64,050	995,978
	Sun Life Financial, Inc.	37,725	1,567,540
	Sun Life Financial, Inc.	106,321	4,400,626
	Suncor Energy, Inc.	360,829	10,353,540
	Suncor Energy, Inc.	295,550	8,482,285
	TC Energy Corp.	28,421	1,391,548
	TC Energy Corp.	151,787	7,431,492
	Teck Resources, Ltd., Class B	98,438	2,013,810
	Teck Resources, Ltd., Class B	355,719	7,288,682
	TELUS Corp.	39,380	1,415,508
	TFI International, Inc.	28,096	888,777
	Thomson Reuters Corp.	5,033	338,024
	Thomson Reuters Corp.	31,623	2,124,117
	TMX Group, Ltd.	25,773	1,914,131
	Toromont Industries, Ltd.	44,098	2,211,917
	Toronto-Dominion Bank (The)	232,719	13,603,782
#	Toronto-Dominion Bank (The)	241,720	14,126,117
	Tourmaline Oil Corp.	165,611	2,183,385
*	Turquoise Hill Resources, Ltd.	185,621	105,482
*	Turquoise Hill Resources, Ltd.	59,935	34,780
#	Vermilion Energy, Inc.	63,648	1,140,533
	Vermilion Energy, Inc.	23,732	425,752
	Waste Connections, Inc.	29,198	2,648,826
	Waste Connections, Inc.	22,131	2,007,368
	West Fraser Timber Co., Ltd.	51,884	2,028,107
	Wheaton Precious Metals Corp.	4,263	111,436
#	Wheaton Precious Metals Corp.	121,876	3,183,401
	WSP Global, Inc.	40,400	2,278,660
TOTAL CANADA			470,085,888
DENMARK — (1.5%)
	AP Moller - Maersk A.S., Class A	885	947,376
	AP Moller - Maersk A.S., Class B	1,457	1,635,990
	Carlsberg A.S., Class B	24,626	3,363,660
	Chr Hansen Holding A.S.	39,108	3,414,787
	Coloplast A.S., Class B	36,465	4,258,953
	Danske Bank A.S.	239,794	3,559,158
#*	Demant A.S.	59,163	1,743,073
	DSV A.S.	66,210	6,319,334
*	Genmab A.S.	22,088	4,090,828
	GN Store Nord A.S.	97,040	4,603,125
	H Lundbeck A.S.	38,058	1,467,123
	ISS A.S.	69,363	1,945,253

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk A.S., Sponsored ADR	60,487	$2,898,537
	Novo Nordisk A.S., Class B	483,626	23,223,391
	Novozymes A.S., Class B	92,209	4,264,220
	Orsted A.S.	41,624	3,794,236
	Pandora A.S.	532	20,393
	Rockwool International A.S., Class B	4,664	1,138,349
	Tryg A.S.	52,778	1,610,846
	Vestas Wind Systems A.S.	64,536	5,295,922
TOTAL DENMARK			79,594,554
FINLAND — (1.1%)
	Elisa Oyj	79,278	3,723,847
	Fortum Oyj	232,941	5,343,580
	Kesko Oyj, Class B	33,596	2,034,497
	Kone Oyj, Class B	107,052	6,099,122
	Neste Oyj	154,740	5,121,320
#	Nokia Oyj	1,084,217	5,843,555
#	Nokia Oyj	268,823	1,454,194
	Nordea Bank Abp	687,688	4,411,701
	Sampo Oyj, Class A	162,469	6,746,291
	Stora Enso Oyj, Class R	425,651	4,901,971
#	UPM-Kymmene Oyj	407,492	10,983,946
	Wartsila Oyj Abp	233,093	2,928,514
TOTAL FINLAND			59,592,538
FRANCE — (9.8%)
	Accor SA	67,356	3,005,107
	Aeroports de Paris	10,979	1,887,397
*	Air France-KLM	115,351	1,202,472
	Air Liquide SA	121,498	16,771,136
	Airbus SE	178,673	25,257,370
	Alstom SA	65,576	2,824,277
	Amundi SA	25,084	1,725,893
	Arkema SA	66,700	6,003,370
	Atos SE	48,267	3,881,195
	AXA SA	417,402	10,513,624
	BioMerieux	23,928	2,024,855
	BNP Paribas SA	254,059	11,889,966
	Bollore SA	393,392	1,691,720
	Bouygues SA	166,499	5,960,517
	Bureau Veritas SA	123,252	3,071,097
	Capgemini SE	72,095	9,153,492
	Carrefour SA	352,401	6,771,865
#	Casino Guichard Perrachon SA	15,181	561,677
	Cie de Saint-Gobain	268,430	10,283,176
	Cie Generale des Etablissements Michelin SCA	108,850	12,033,078
	CNP Assurances	75,199	1,554,226
	Credit Agricole SA	250,584	2,982,943
	Danone SA, Sponsored ADR	13,003	223,912
	Danone SA	167,010	14,485,269
	Dassault Aviation SA	545	749,083
	Dassault Systemes SE	24,054	3,659,010
	Edenred	91,660	4,599,643
	Eiffage SA	77,009	7,609,440
	Electricite de France SA	242,121	2,997,262
	Engie SA	477,310	7,345,557
	EssilorLuxottica SA	56,967	7,711,411
#	Eurofins Scientific SE	7,095	3,034,965

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Faurecia SE	75,830	$3,588,469
	Getlink SE	173,992	2,512,314
	Hermes International	9,829	6,904,126
#	Iliad SA	25,279	2,613,450
	Imerys SA	11,527	481,881
	Ipsen SA	16,510	1,888,955
	JCDecaux SA	44,033	1,267,744
	Kering SA	22,325	11,531,113
	Legrand SA	99,700	7,023,013
	L'Oreal SA	57,248	15,317,523
	LVMH Moet Hennessy Louis Vuitton SE	92,526	38,218,720
	Natixis SA	413,467	1,658,133
	Orange SA, Sponsored ADR	45,487	669,569
	Orange SA	787,902	11,678,664
#	Orpea	25,571	3,194,780
#	Pernod Ricard SA	35,635	6,253,360
	Peugeot SA	485,966	11,470,251
	Publicis Groupe SA	133,918	6,608,292
#	Remy Cointreau SA	8,660	1,281,399
	Renault SA	102,563	5,720,725
	Rubis SCA	30,593	1,723,913
	Safran SA	80,878	11,610,917
	Sanofi	234,559	19,546,235
	Sartorius Stedim Biotech	10,679	1,701,853
	Schneider Electric SE	141,707	12,225,924
	Schneider Electric SE	935	79,724
	SCOR SE	88,857	3,651,528
	SEB SA	14,686	2,349,057
	SES SA	319,799	5,281,624
#	Societe Generale SA	321,485	7,874,668
	Sodexo SA	37,025	4,250,556
	Sodexo SA	16,625	1,907,562
	STMicroelectronics NV	415,992	7,623,850
	Suez	154,201	2,260,302
	Teleperformance	33,775	7,075,424
	Thales SA	45,568	5,134,328
	Total SA	699,257	36,242,617
	TOTAL SA, Sponsored ADR	135,965	7,034,829
*	Ubisoft Entertainment SA	41,864	3,443,510
#	Valeo SA	221,857	6,913,604
	Veolia Environnement SA, ADR	17,086	430,909
	Veolia Environnement SA	103,111	2,602,093
	Vinci SA	180,868	18,604,755
#	Vivendi SA	199,380	5,537,776
*	Worldline SA	21,901	1,565,016
TOTAL FRANCE			510,021,060
GERMANY — (6.9%)
	1&1 Drillisch AG	18,832	565,568
	Adidas AG	55,653	17,739,009
	Allianz SE, Sponsored ADR	243,452	5,646,869
	Allianz SE	71,677	16,629,706
	Aroundtown SA	308,383	2,460,193
	Axel Springer SE	31,683	2,186,850
	BASF SE, Sponsored ADR	32,000	534,080
	BASF SE	330,762	21,957,385
	Bayer AG	202,892	13,141,107
	Bayerische Motoren Werke AG	130,231	9,583,574
	Beiersdorf AG	24,613	2,852,348

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Brenntag AG	101,414	$4,953,214
	Carl Zeiss Meditec AG	13,166	1,442,587
	Commerzbank AG	507,005	3,440,355
	Continental AG	60,558	8,302,772
	Covestro AG	156,618	7,063,640
	Daimler AG	352,177	18,199,231
*	Delivery Hero SE	21,842	1,049,187
	Deutsche Bank AG	78,162	604,197
	Deutsche Bank AG	752,422	5,876,416
	Deutsche Boerse AG	60,725	8,429,994
	Deutsche Lufthansa AG	222,479	3,525,854
	Deutsche Post AG	320,935	10,438,900
	Deutsche Telekom AG	1,086,899	17,804,574
	Deutsche Wohnen SE	85,465	3,116,747
	E.ON SE	880,516	8,768,897
	Evonik Industries AG	110,536	3,145,484
	Fielmann AG	13,678	951,773
	Fraport AG Frankfurt Airport Services Worldwide	25,925	2,165,075
	Fresenius Medical Care AG & Co. KGaA	128,122	8,873,832
	Fresenius SE & Co. KGaA	144,631	7,226,828
	Fuchs Petrolub SE	18,404	646,359
	GEA Group AG	18,106	449,392
	Hannover Rueck SE	21,588	3,366,353
	Hapag-Lloyd AG	17,117	718,903
	HeidelbergCement AG	62,277	4,497,485
	Hella GmbH & Co KGaA	19,240	907,133
	Henkel AG & Co. KGaA	24,965	2,345,488
	Hochtief AG	9,376	1,062,473
	Infineon Technologies AG	431,184	7,986,462
	Innogy SE	66,169	2,780,204
	KION Group AG	61,534	3,279,877
	LEG Immobilien AG	25,223	2,908,744
	Merck KGaA	32,423	3,306,946
	METRO AG	169,537	2,607,787
	MTU Aero Engines AG	25,004	6,230,918
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,162	7,902,758
	Nemetschek SE	26,624	1,480,219
	Puma SE	16,210	1,129,295
	Puma SE	17,900	1,253,318
*	QIAGEN NV	19,444	733,428
*	QIAGEN NV	66,541	2,525,704
	Rational AG	1,841	1,253,152
	RTL Group SA	24,690	1,212,282
	RWE AG	197,228	5,328,874
	SAP SE	219,235	26,798,411
	Siemens AG	164,196	17,869,994
	Symrise AG	43,831	4,038,710
*	Talanx AG	29,149	1,223,169
	Telefonica Deutschland Holding AG	537,746	1,353,830
	Thyssenkrupp AG	153,929	1,969,907
	Uniper SE	91,113	2,807,124
	United Internet AG	101,388	3,007,360
	Volkswagen AG	14,820	2,526,728
	Vonovia SE	120,373	5,877,128
	Wirecard AG	28,560	4,741,259
*	Zalando SE	20,783	950,751
TOTAL GERMANY			357,754,171

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (3.2%)
	AIA Group, Ltd.	3,319,400	$34,039,586
#	ASM Pacific Technology, Ltd.	306,500	3,580,678
	Bank of East Asia, Ltd. (The)	579,072	1,673,536
	BOC Aviation, Ltd.	191,700	1,651,567
	BOC Hong Kong Holdings, Ltd.	1,191,000	4,538,181
	Cathay Pacific Airways, Ltd.	520,000	733,384
	Chow Tai Fook Jewellery Group, Ltd.	647,200	617,117
	CK Asset Holdings, Ltd.	575,462	4,326,975
	CK Hutchison Holdings, Ltd.	601,462	5,620,649
	CK Infrastructure Holdings, Ltd.	228,500	1,771,568
	CLP Holdings, Ltd.	425,900	4,630,658
	Galaxy Entertainment Group, Ltd.	748,000	5,091,859
	Guoco Group, Ltd.	16,000	252,069
	Hang Lung Group, Ltd.	529,000	1,358,797
	Hang Lung Properties, Ltd.	912,000	2,144,591
	Hang Seng Bank, Ltd.	274,000	6,512,375
	Henderson Land Development Co., Ltd.	487,571	2,521,789
	HK Electric Investments & HK Electric Investments, Ltd.	632,500	641,185
	HKT Trust & HKT, Ltd.	2,641,000	4,218,827
	Hong Kong & China Gas Co., Ltd.	2,495,834	5,511,054
	Hong Kong Exchanges & Clearing, Ltd.	370,138	12,467,084
	Hysan Development Co., Ltd.	257,638	1,227,395
	Kerry Properties, Ltd.	408,893	1,535,396
	Kingston Financial Group, Ltd.	648,000	120,163
	Melco International Development, Ltd.	381,000	927,045
	Melco Resorts & Entertainment, Ltd., ADR	34,136	767,036
	MGM China Holdings, Ltd.	299,200	488,930
	MTR Corp., Ltd.	367,314	2,410,489
	NagaCorp., Ltd.	1,006,000	1,512,152
	New World Development Co., Ltd.	3,893,861	5,482,516
#	NWS Holdings, Ltd.	792,514	1,471,464
	PCCW, Ltd.	4,023,712	2,294,737
	Power Assets Holdings, Ltd.	290,707	2,077,761
#	Prada SpA	257,600	790,768
	Samsonite International SA	666,300	1,304,675
	Sands China, Ltd.	740,000	3,551,900
	Shangri-La Asia, Ltd.	671,155	816,574
	Sino Land Co., Ltd.	1,402,223	2,270,728
	SJM Holdings, Ltd.	1,210,000	1,313,549
	Sun Hung Kai Properties, Ltd.	354,608	5,714,629
	Swire Pacific, Ltd., Class A	266,500	3,037,587
	Swire Pacific, Ltd., Class B	450,000	801,298
	Swire Properties, Ltd.	273,000	985,775
	Techtronic Industries Co., Ltd.	535,500	3,982,324
	Vitasoy International Holdings, Ltd.	374,000	1,760,650
	WH Group, Ltd.	6,161,500	5,997,418
	Wharf Holdings, Ltd. (The)	567,609	1,380,131
	Wharf Real Estate Investment Co., Ltd.	254,609	1,606,152
	Wheelock & Co., Ltd.	359,000	2,259,124
	Wynn Macau, Ltd.	468,800	1,051,908
	Xinyi Glass Holdings, Ltd.	1,686,000	1,699,549
	Yue Yuen Industrial Holdings, Ltd.	687,500	1,926,329
TOTAL HONG KONG			166,469,681
IRELAND — (0.6%)
	AIB Group P.L.C.	344,471	1,179,859
	Bank of Ireland Group P.L.C.	491,946	2,170,802
	CRH P.L.C.	20,676	688,105
#	CRH P.L.C., Sponsored ADR	280,012	9,341,200

Large Cap International Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	CRH P.L.C.	33,732	$1,124,607
	Flutter Entertainment P.L.C.	40,419	3,192,580
	Glanbia P.L.C.	70,471	917,351
	Kerry Group P.L.C., Class A	26,868	3,126,236
	Kerry Group P.L.C., Class A	18,318	2,138,683
	Kingspan Group P.L.C.	109,030	5,332,691
	Smurfit Kappa Group P.L.C.	136,283	4,287,693
TOTAL IRELAND			33,499,807
ISRAEL — (0.5%)
	Alony Hetz Properties & Investments, Ltd.	3,827	52,061
#	Azrieli Group, Ltd.	14,227	997,819
	Bank Hapoalim BM	396,405	2,997,832
	Bank Leumi Le-Israel BM	662,599	4,820,085
	Bezeq The Israeli Telecommunication Corp., Ltd.	563,765	383,551
	Delek Group, Ltd.	3,456	527,050
#	Elbit Systems, Ltd.	6,571	1,051,270
#	Elbit Systems, Ltd.	1,593	254,243
*	First International Bank Of Israel, Ltd.	46,421	1,196,562
	Israel Chemicals, Ltd.	241,997	1,302,422
	Israel Discount Bank, Ltd., Class A	800,982	3,457,060
	Melisron, Ltd.	5,998	315,058
*	Mizrahi Tefahot Bank, Ltd.	77,310	1,855,012
#*	Nice, Ltd., Sponsored ADR	18,312	2,796,609
*	Oil Refineries, Ltd.	588,445	315,741
	Shufersal, Ltd.	60,607	445,792
	Strauss Group, Ltd.	25,158	759,099
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	287,068	2,276,449
*	Teva Pharmaceutical Industries, Ltd.	5,899	46,827
*	Tower Semiconductor, Ltd.	44,372	870,363
TOTAL ISRAEL			26,720,905
ITALY — (2.1%)
	A2A SpA	826,480	1,444,672
	Assicurazioni Generali SpA	344,381	6,422,813
	Atlantia SpA	103,392	2,658,762
	CNH Industrial NV	321,761	3,257,991
	Davide Campari-Milano SpA	132,990	1,236,858
	DiaSorin SpA	4,071	472,125
	Enel SpA	2,271,536	15,538,724
	Eni SpA	839,903	13,120,375
	Eni SpA, Sponsored ADR	67,929	2,126,857
	Ferrari NV	35,703	5,749,169
#	Ferrari NV	4,494	723,894
	Fiat Chrysler Automobiles NV	606,091	8,119,457
	Fiat Chrysler Automobiles NV	159,704	2,106,496
	FinecoBank Banca Fineco SpA	227,142	2,259,603
	Hera SpA	6,169	22,970
	Intesa Sanpaolo SpA	3,262,604	7,076,282
	Leonardo SpA	203,905	2,482,614
	Mediobanca Banca di Credito Finanziario SpA	346,425	3,469,805
	Moncler SpA	82,474	3,386,401
	Pirelli & C SpA	103,459	609,392
	Poste Italiane SpA	185,895	1,983,913
	Prysmian SpA	20,177	415,376
	Recordati SpA	46,285	2,072,865
	Snam SpA	622,365	3,055,668
*	Telecom Italia SpA	6,106,646	3,433,319

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Telecom Italia SpA, Sponsored ADR	53,165	$295,597
	Tenaris SA	77,460	970,495
#	Tenaris SA, ADR	19,881	496,627
	Terna Rete Elettrica Nazionale SpA	453,423	2,761,287
	UniCredit SpA	766,093	9,020,372
	UnipolSai Assicurazioni SpA	435,045	1,134,173
TOTAL ITALY			107,924,952
JAPAN — (22.2%)
	ABC-Mart, Inc.	8,200	518,258
	Acom Co., Ltd.	139,900	494,191
	Advantest Corp.	70,600	2,718,725
	Aeon Co., Ltd.	219,700	3,801,738
	Aeon Delight Co., Ltd.	8,400	250,289
	AEON Financial Service Co., Ltd.	85,400	1,377,702
	Aeon Mall Co., Ltd.	38,848	596,384
	AGC, Inc.	113,800	3,485,688
	Aica Kogyo Co., Ltd.	21,600	622,233
	Ain Holdings, Inc.	15,200	831,453
	Air Water, Inc.	120,900	1,975,862
	Aisin Seiki Co., Ltd.	116,400	3,782,782
	Ajinomoto Co., Inc.	138,900	2,488,873
	Alfresa Holdings Corp.	59,200	1,427,310
	Alps Alpine Co., Ltd.	149,500	2,721,546
	Amada Holdings Co., Ltd.	136,100	1,496,366
	Amano Corp.	21,000	631,734
	ANA Holdings, Inc.	30,900	1,037,144
#	Anritsu Corp.	37,500	688,270
	Aozora Bank, Ltd.	60,800	1,393,385
	Ariake Japan Co., Ltd.	6,600	407,804
	As One Corp.	1,000	82,790
	Asahi Group Holdings, Ltd.	108,100	4,682,342
	Asahi Intecc Co., Ltd.	54,800	1,431,995
	Asahi Kasei Corp.	452,700	4,605,265
	Asics Corp.	77,500	830,412
	Astellas Pharma, Inc.	476,475	6,752,553
	Azbil Corp.	45,400	1,083,789
	Bandai Namco Holdings, Inc.	70,000	3,763,148
	Bank of Kyoto, Ltd. (The)	32,088	1,245,331
	Benefit One, Inc.	26,200	447,570
	Benesse Holdings, Inc.	30,600	716,187
#	Bic Camera, Inc.	61,500	606,291
	Bridgestone Corp.	223,713	8,398,297
	Brother Industries, Ltd.	150,300	2,661,130
	Calbee, Inc.	32,500	916,872
	Canon Marketing Japan, Inc.	25,900	496,098
	Canon, Inc., Sponsored ADR	43,818	1,187,468
	Canon, Inc.	217,400	5,896,159
	Capcom Co., Ltd.	44,300	925,016
	Casio Computer Co., Ltd.	73,100	833,946
	Central Japan Railway Co.	36,845	7,406,309
	Chiba Bank, Ltd. (The)	254,137	1,256,929
	Chubu Electric Power Co., Inc.	154,800	2,185,213
	Chugai Pharmaceutical Co., Ltd.	42,900	3,069,366
	Chugoku Bank, Ltd. (The)	87,200	762,376
#	Chugoku Electric Power Co., Inc. (The)	73,000	910,985
	Citizen Watch Co., Ltd.	166,700	829,575
	Coca-Cola Bottlers Japan Holdings, Inc.	57,500	1,415,358
	COMSYS Holdings Corp.	38,400	968,854

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Concordia Financial Group, Ltd.	445,700	$1,569,460
	Cosmo Energy Holdings Co., Ltd.	61,300	1,263,568
	Cosmos Pharmaceutical Corp.	4,600	847,046
	Credit Saison Co., Ltd.	88,000	1,069,830
	CyberAgent, Inc.	32,100	1,288,001
	Dai Nippon Printing Co., Ltd.	102,000	2,139,404
	Daicel Corp.	154,200	1,304,850
	Daido Steel Co., Ltd.	18,500	702,390
	Daifuku Co., Ltd.	26,849	1,468,459
	Dai-ichi Life Holdings, Inc.	235,365	3,460,111
	Daiichi Sankyo Co., Ltd.	87,346	5,307,758
	Daiichikosho Co., Ltd.	27,200	1,123,519
	Daikin Industries, Ltd.	71,800	8,911,583
	Daio Paper Corp.	56,200	671,232
	Daito Trust Construction Co., Ltd.	21,300	2,746,703
	Daiwa House Industry Co., Ltd.	231,300	6,576,264
	Daiwa Securities Group, Inc.	676,300	2,915,892
	DeNA Co., Ltd.	52,700	1,005,119
	Denka Co., Ltd.	69,000	1,985,711
	Denso Corp.	116,400	4,940,649
	Dentsu, Inc.	81,882	2,706,694
	DIC Corp.	69,700	1,880,480
	Disco Corp.	11,100	2,037,149
	DMG Mori Co., Ltd.	45,900	664,878
	Dowa Holdings Co., Ltd.	33,440	1,056,090
	East Japan Railway Co.	83,800	7,682,366
	Ebara Corp.	60,000	1,612,443
	Eisai Co., Ltd.	45,500	2,459,170
	Electric Power Development Co., Ltd.	34,500	772,322
	en-japan, Inc.	14,300	586,625
	Ezaki Glico Co., Ltd.	11,700	507,983
#	FamilyMart UNY Holdings Co., Ltd.	42,344	904,035
	Fancl Corp.	13,900	349,324
	FANUC Corp.	35,700	6,344,833
	Fast Retailing Co., Ltd.	16,700	10,017,067
	FP Corp.	12,000	739,799
	Fuji Electric Co., Ltd.	71,900	2,196,535
#	Fuji Kyuko Co., Ltd.	13,400	514,588
	Fuji Media Holdings, Inc.	21,500	279,732
	Fuji Oil Holdings, Inc.	23,100	711,116
	Fuji Seal International, Inc.	26,100	764,660
	FUJIFILM Holdings Corp.	78,200	3,706,556
	Fujitsu General, Ltd.	1,300	20,775
	Fujitsu, Ltd.	83,944	6,550,853
	Fukuoka Financial Group, Inc.	81,500	1,492,462
	Fukuyama Transporting Co., Ltd.	16,207	610,240
	Furukawa Electric Co., Ltd.	68,817	1,845,708
	Fuyo General Lease Co., Ltd.	2,900	172,117
	Glory, Ltd.	27,200	718,250
	GMO internet, Inc.	26,100	424,292
	GMO Payment Gateway, Inc.	11,800	852,540
	Goldwin, Inc.	5,500	756,424
	GS Yuasa Corp.	37,500	701,367
	GungHo Online Entertainment, Inc.	18,619	491,262
	Gunma Bank, Ltd. (The)	183,900	633,554
	Hachijuni Bank, Ltd. (The)	212,800	801,902
	Hakuhodo DY Holdings, Inc.	83,100	1,303,305
	Hamamatsu Photonics KK	28,600	1,060,622
	Hankyu Hanshin Holdings, Inc.	96,100	3,373,909

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Harmonic Drive Systems, Inc.	13,000	$489,615
	Haseko Corp.	275,600	2,985,488
	Heiwa Corp.	38,100	781,756
	Hikari Tsushin, Inc.	6,000	1,322,860
	Hino Motors, Ltd.	162,000	1,299,609
	Hirose Electric Co., Ltd.	7,500	785,792
	HIS Co., Ltd.	16,200	395,101
	Hisamitsu Pharmaceutical Co., Inc.	11,800	474,226
	Hitachi Capital Corp.	54,600	1,118,167
	Hitachi Chemical Co., Ltd.	37,900	1,036,387
	Hitachi Construction Machinery Co., Ltd.	75,800	1,777,626
	Hitachi High-Technologies Corp.	21,865	1,101,714
	Hitachi Metals, Ltd.	97,000	1,019,794
	Hitachi Transport System, Ltd.	26,015	809,184
	Hitachi, Ltd.	312,415	11,076,611
	Honda Motor Co., Ltd., Sponsored ADR	87,648	2,180,682
	Honda Motor Co., Ltd.	389,069	9,680,238
	Horiba, Ltd.	27,200	1,455,608
	Hoshizaki Corp.	11,200	791,270
	House Foods Group, Inc.	16,100	592,191
	Hoya Corp.	116,700	8,948,777
	Hulic Co., Ltd.	87,500	751,657
	Ibiden Co., Ltd.	66,300	1,182,025
	Idemitsu Kosan Co., Ltd.	148,039	4,079,569
	IHI Corp.	130,200	3,102,477
	Iida Group Holdings Co., Ltd.	62,550	1,025,982
	Infomart Corp.	45,600	615,075
	Inpex Corp.	268,217	2,352,358
	Isetan Mitsukoshi Holdings, Ltd.	139,780	1,111,236
	Isuzu Motors, Ltd.	326,593	3,613,892
	Ito En, Ltd.	19,100	834,036
	ITOCHU Corp.	308,100	5,866,446
	Itochu Techno-Solutions Corp.	18,300	469,121
	Itoham Yonekyu Holdings, Inc.	71,000	465,120
	Iwatani Corp.	17,400	574,374
	Iyo Bank, Ltd. (The)	127,800	621,121
	Izumi Co., Ltd.	19,800	742,700
	J Front Retailing Co., Ltd.	114,900	1,348,899
	Japan Airlines Co., Ltd.	35,100	1,099,167
#	Japan Airport Terminal Co., Ltd.	23,200	959,256
	Japan Exchange Group, Inc.	167,200	2,450,398
	Japan Post Holdings Co., Ltd.	352,090	3,451,369
	Japan Tobacco, Inc.	356,500	7,855,025
	JCR Pharmaceuticals Co., Ltd.	5,700	401,071
	JFE Holdings, Inc.	251,508	3,325,184
	JGC Corp.	95,100	1,238,143
	JSR Corp.	83,500	1,378,994
	JTEKT Corp.	149,660	1,774,457
	Justsystems Corp.	14,200	479,135
	JXTG Holdings, Inc.	1,469,570	6,915,541
	Kagome Co., Ltd.	25,000	579,169
	Kajima Corp.	275,800	3,547,031
	Kakaku.com, Inc.	38,000	789,304
	Kaken Pharmaceutical Co., Ltd.	18,800	910,755
	Kamigumi Co., Ltd.	54,400	1,250,607
	Kandenko Co., Ltd.	50,400	439,435
	Kaneka Corp.	34,800	1,292,037
	Kansai Electric Power Co., Inc. (The)	178,800	2,208,106
	Kansai Paint Co., Ltd.	40,100	791,846

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kao Corp.	150,900	$11,012,795
	Kawasaki Heavy Industries, Ltd.	107,400	2,336,790
	KDDI Corp.	633,700	16,534,179
	Keihan Holdings Co., Ltd.	27,700	1,122,702
	Keikyu Corp.	50,900	855,405
	Keio Corp.	26,400	1,633,575
	Keisei Electric Railway Co., Ltd.	27,700	1,018,182
	Kewpie Corp.	39,100	884,790
	Keyence Corp.	20,602	11,822,432
	Kikkoman Corp.	20,600	936,537
	Kinden Corp.	60,200	910,678
	Kintetsu Group Holdings Co., Ltd.	43,128	2,044,835
	Kirin Holdings Co., Ltd.	266,000	5,769,076
	Kobayashi Pharmaceutical Co., Ltd.	10,200	727,721
	Kobe Bussan Co., Ltd.	12,500	698,260
	Kobe Steel, Ltd.	276,592	1,774,695
	Koei Tecmo Holdings Co., Ltd.	15,140	290,071
	Koito Manufacturing Co., Ltd.	42,600	2,129,715
	Kokuyo Co., Ltd.	49,400	666,314
	Komatsu, Ltd.	364,500	8,150,365
	Konami Holdings Corp.	32,400	1,374,728
	Konica Minolta, Inc.	338,900	2,808,517
	Kose Corp.	9,390	1,600,644
	K's Holdings Corp.	105,756	964,291
	Kubota Corp.	237,300	3,660,476
	Kuraray Co., Ltd.	211,900	2,506,097
	Kurita Water Industries, Ltd.	59,600	1,504,628
	Kusuri no Aoki Holdings Co., Ltd.	6,500	429,767
	Kyocera Corp.	67,715	4,127,044
	Kyoritsu Maintenance Co., Ltd.	16,600	714,656
	Kyowa Exeo Corp.	44,800	1,075,978
	Kyowa Kirin Co., Ltd.	45,900	756,479
	Kyudenko Corp.	29,400	910,289
	Kyushu Electric Power Co., Inc.	99,400	987,669
	Kyushu Financial Group, Inc.	192,800	731,711
	Kyushu Railway Co.	32,400	923,144
	Lasertec Corp.	17,900	851,506
	Lawson, Inc.	20,000	999,431
*	LINE Corp.	9,300	295,690
	Lintec Corp.	21,400	450,273
	Lion Corp.	49,100	963,864
	LIXIL Group Corp.	133,640	2,311,578
	M3, Inc.	132,200	2,663,234
	Mabuchi Motor Co., Ltd.	21,900	756,072
	Maeda Corp.	93,300	699,011
	Maeda Road Construction Co., Ltd.	34,600	734,228
	Makita Corp., Sponsored ADR	2,260	73,043
	Makita Corp.	49,300	1,625,516
	Mani, Inc.	8,000	574,913
	Marubeni Corp.	348,100	2,256,582
	Maruha Nichiro Corp.	22,700	663,148
	Marui Group Co., Ltd.	63,900	1,380,552
	Maruichi Steel Tube, Ltd.	27,000	710,831
#	Matsui Securities Co., Ltd.	54,900	455,758
	Matsumotokiyoshi Holdings Co., Ltd.	37,000	1,231,615
	Mazda Motor Corp.	256,699	2,483,488
	McDonald's Holdings Co. Japan, Ltd.	16,800	754,365
	Mebuki Financial Group, Inc.	429,049	1,058,666
	Medipal Holdings Corp.	56,150	1,192,721

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co., Ltd.	19,700	$420,968
	MEIJI Holdings Co., Ltd.	45,512	3,160,577
	Minebea Mitsumi, Inc.	152,500	2,602,790
	MISUMI Group, Inc.	59,700	1,339,758
	Mitsubishi Chemical Holdings Corp.	548,990	3,897,557
	Mitsubishi Corp.	304,900	8,187,260
	Mitsubishi Electric Corp.	473,900	6,189,479
	Mitsubishi Estate Co., Ltd.	248,453	4,573,260
	Mitsubishi Gas Chemical Co., Inc.	81,900	1,089,882
	Mitsubishi Heavy Industries, Ltd.	64,000	2,640,074
	Mitsubishi Logistics Corp.	32,600	866,997
	Mitsubishi Materials Corp.	51,500	1,416,538
	Mitsubishi Motors Corp.	353,999	1,557,770
	Mitsubishi Tanabe Pharma Corp.	108,400	1,223,824
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,275,950	6,341,471
	Mitsubishi UFJ Financial Group, Inc.	1,350,772	6,671,464
	Mitsubishi UFJ Lease & Finance Co., Ltd.	368,600	1,953,290
	Mitsui & Co., Ltd., Sponsored ADR	2,528	825,594
	Mitsui & Co., Ltd.	313,655	5,099,046
	Mitsui Chemicals, Inc.	128,800	2,945,310
	Mitsui Fudosan Co., Ltd.	184,700	4,169,452
	Mitsui OSK Lines, Ltd.	70,700	1,733,990
	Miura Co., Ltd.	18,200	503,081
	Mixi, Inc.	40,200	759,535
	Mizuho Financial Group, Inc.	4,794,230	6,804,549
	Mizuho Financial Group, Inc., ADR	269,746	766,079
	Mochida Pharmaceutical Co., Ltd.	7,200	302,423
	MonotaRO Co., Ltd.	38,200	833,926
	Morinaga & Co., Ltd.	19,499	914,245
	Morinaga Milk Industry Co., Ltd.	26,200	1,016,711
	MS&AD Insurance Group Holdings, Inc.	108,195	3,546,478
	Murata Manufacturing Co., Ltd.	139,500	6,387,868
	Nabtesco Corp.	38,100	1,026,395
	Nagase & Co., Ltd.	53,200	775,086
	Nagoya Railroad Co., Ltd.	45,300	1,247,092
	Nakanishi, Inc.	22,800	416,207
	Nankai Electric Railway Co., Ltd.	41,500	994,294
	NEC Corp.	123,955	5,067,173
	NET One Systems Co., Ltd.	36,900	973,248
*	Nexon Co., Ltd.	92,400	1,462,552
	NGK Insulators, Ltd.	117,000	1,740,114
	NGK Spark Plug Co., Ltd.	116,600	2,226,423
	NH Foods, Ltd.	45,500	1,687,497
	NHK Spring Co., Ltd.	146,500	1,148,811
	Nichirei Corp.	48,500	1,122,087
	Nidec Corp.	51,600	6,899,741
	Nidec Corp., Sponsored ADR	29,143	976,291
	Nifco, Inc.	54,600	1,346,630
	Nihon Kohden Corp.	30,100	823,657
	Nihon M&A Center, Inc.	54,500	1,462,537
	Nihon Unisys, Ltd.	30,200	991,158
	Nikkon Holdings Co., Ltd.	34,000	794,501
	Nikon Corp.	164,500	2,221,029
	Nintendo Co., Ltd.	20,800	7,652,168
	Nippo Corp.	28,200	537,248
	Nippon Electric Glass Co., Ltd.	46,000	1,028,714
	Nippon Express Co., Ltd.	52,300	2,947,655
	Nippon Kayaku Co., Ltd.	74,100	871,269
	Nippon Paint Holdings Co., Ltd.	30,400	1,322,711

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Paper Industries Co., Ltd.	61,500	$1,084,317
	Nippon Shinyaku Co., Ltd.	6,400	461,188
	Nippon Shokubai Co., Ltd.	15,200	986,555
	Nippon Steel Corp.	218,842	3,428,628
	Nippon Suisan Kaisha, Ltd.	247,400	1,559,080
	Nippon Telegraph & Telephone Corp.	176,700	7,974,659
	Nippon Yusen K.K.	92,400	1,539,430
	Nipro Corp.	128,000	1,419,005
#	Nishi-Nippon Railroad Co., Ltd.	22,900	483,075
	Nissan Chemical Corp.	33,200	1,451,880
	Nissan Motor Co., Ltd.	884,100	5,746,582
	Nisshin Seifun Group, Inc.	43,270	817,731
	Nisshinbo Holdings, Inc.	500	3,893
	Nissin Foods Holdings Co., Ltd.	13,200	819,341
	Nitori Holdings Co., Ltd.	22,300	3,007,505
	Nitto Denko Corp.	84,200	4,146,838
	Noevir Holdings Co., Ltd.	2,800	146,154
	NOF Corp.	33,800	1,209,848
	NOK Corp.	59,380	871,766
	Nomura Holdings, Inc.	429,400	1,380,184
#	Nomura Holdings, Inc., Sponsored ADR	322,870	1,088,072
	Nomura Real Estate Holdings, Inc.	56,700	1,148,174
	Nomura Research Institute, Ltd.	102,234	1,810,130
	NS Solutions Corp.	13,100	441,307
	NSK, Ltd.	237,253	2,006,059
	NTT Data Corp.	194,600	2,555,156
	NTT DOCOMO, Inc.	481,328	11,540,984
	Obayashi Corp.	446,300	4,226,918
	OBIC Business Consultants Co., Ltd.	4,200	180,773
	Obic Co., Ltd.	13,300	1,417,120
	Odakyu Electric Railway Co., Ltd.	67,700	1,511,476
	Oji Holdings Corp.	620,600	3,209,281
	OKUMA Corp.	15,300	795,458
	Olympus Corp.	370,800	4,042,785
	Omron Corp.	47,900	2,278,909
	Ono Pharmaceutical Co., Ltd.	72,400	1,313,565
	Open House Co., Ltd.	19,700	858,269
	Oracle Corp.	12,300	1,021,269
	Orient Corp.	208,000	243,416
	Oriental Land Co., Ltd.	40,100	5,291,011
	ORIX Corp.	520,500	7,428,539
	Osaka Gas Co., Ltd.	85,500	1,570,686
	OSG Corp.	38,200	758,220
	Otsuka Corp.	27,600	1,088,322
	Otsuka Holdings Co., Ltd.	78,500	2,886,834
	PALTAC Corp.	13,800	673,647
	Pan Pacific International Holdings Corp.	26,100	1,669,751
	Panasonic Corp.	821,487	6,926,910
	Panasonic Corp., Sponsored ADR	106,991	888,025
	Park24 Co., Ltd.	55,800	1,206,023
*	PeptiDream, Inc.	17,200	956,788
	Persol Holdings Co., Ltd.	53,400	1,291,583
#	Pigeon Corp.	37,500	1,367,432
	Pilot Corp.	15,100	570,309
	Pola Orbis Holdings, Inc.	23,800	598,135
	Rakuten, Inc.	378,913	3,864,613
	Recruit Holdings Co., Ltd.	331,400	11,222,024
	Relo Group, Inc.	37,500	993,742
*	Renesas Electronics Corp.	509,000	2,991,528

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rengo Co., Ltd.	115,100	$874,024
	Resona Holdings, Inc.	819,431	3,340,537
	Resorttrust, Inc.	23,500	340,430
	Ricoh Co., Ltd.	292,900	2,682,774
	Rinnai Corp.	14,200	956,949
	Rohm Co., Ltd.	35,362	2,464,454
	Rohto Pharmaceutical Co., Ltd.	34,000	979,360
	Ryohin Keikaku Co., Ltd.	7,700	1,366,773
	Sankyo Co., Ltd.	22,500	774,605
	Sankyu, Inc.	32,600	1,750,248
	Santen Pharmaceutical Co., Ltd.	83,400	1,343,951
	Sanwa Holdings Corp.	109,100	1,216,306
	Sapporo Holdings, Ltd.	47,800	1,078,149
	Sawai Pharmaceutical Co., Ltd.	22,000	1,213,791
	SBI Holdings, Inc.	90,050	2,047,373
#	SCREEN Holdings Co., Ltd.	36,100	1,956,110
	SCSK Corp.	18,100	859,327
	Secom Co., Ltd.	43,400	3,401,301
	Sega Sammy Holdings, Inc.	72,248	926,148
	Seibu Holdings, Inc.	133,600	2,100,529
	Seiko Epson Corp.	161,900	2,382,460
	Seino Holdings Co., Ltd.	74,000	921,717
	Sekisui Chemical Co., Ltd.	215,600	3,186,791
#	Sekisui House, Ltd.	174,760	2,938,306
	Seria Co., Ltd.	19,600	458,243
	Seven & I Holdings Co., Ltd.	272,976	9,316,109
	Seven Bank, Ltd.	358,300	969,357
	Sharp Corp.	57,699	723,695
#	Shikoku Electric Power Co., Inc.	60,700	570,954
	Shimadzu Corp.	47,500	1,140,509
	Shimamura Co., Ltd.	12,354	873,538
	Shimano, Inc.	14,400	2,032,980
	Shimizu Corp.	265,100	2,133,347
	Shin-Etsu Chemical Co., Ltd.	95,700	9,743,777
#	Shinsei Bank, Ltd.	70,500	1,064,900
	Shionogi & Co., Ltd.	56,000	3,100,441
	Ship Healthcare Holdings, Inc.	24,000	1,078,470
	Shiseido Co., Ltd.	115,900	8,528,449
	Shizuoka Bank, Ltd. (The)	178,370	1,233,289
	SHO-BOND Holdings Co., Ltd.	12,000	411,944
	Showa Denko K.K.	102,600	2,752,480
	Skylark Holdings Co., Ltd.	121,900	2,127,161
	SMC Corp.	11,700	4,239,637
	SMS Co., Ltd.	32,900	730,515
	SoftBank Group Corp.	657,976	33,595,040
	Sohgo Security Services Co., Ltd.	23,800	1,153,737
	Sojitz Corp.	485,300	1,516,217
	Sompo Holdings, Inc.	84,940	3,517,617
	Sony Corp.	385,400	21,919,206
#	Sony Corp., Sponsored ADR	25,884	1,471,764
	Sony Financial Holdings, Inc.	32,100	777,685
	Sotetsu Holdings, Inc.	28,644	756,492
	Square Enix Holdings Co., Ltd.	20,300	692,427
	Stanley Electric Co., Ltd.	72,700	1,802,721
	Subaru Corp.	177,686	4,141,191
	Sugi Holdings Co., Ltd.	17,500	842,383
	SUMCO Corp.	201,000	2,634,286
	Sumitomo Bakelite Co., Ltd.	20,000	680,343
	Sumitomo Chemical Co., Ltd.	940,248	4,287,735

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Corp.	255,100	$3,785,343
	Sumitomo Dainippon Pharma Co., Ltd.	44,400	815,390
	Sumitomo Electric Industries, Ltd.	360,800	4,464,152
	Sumitomo Forestry Co., Ltd.	122,300	1,530,833
	Sumitomo Heavy Industries, Ltd.	76,000	2,450,133
	Sumitomo Metal Mining Co., Ltd.	92,136	2,617,031
	Sumitomo Mitsui Financial Group, Inc.	300,640	10,513,313
	Sumitomo Mitsui Trust Holdings, Inc.	72,440	2,475,889
	Sumitomo Osaka Cement Co., Ltd.	21,400	817,284
	Sumitomo Realty & Development Co., Ltd.	86,300	3,140,193
	Sumitomo Rubber Industries, Ltd.	191,600	2,091,405
	Sundrug Co., Ltd.	37,400	1,034,077
	Suntory Beverage & Food, Ltd.	35,900	1,424,455
	Sushiro Global Holdings, Ltd.	8,900	545,852
	Suzuken Co., Ltd.	19,738	1,087,702
	Suzuki Motor Corp.	123,300	4,822,073
	Sysmex Corp.	49,600	3,601,113
	T&D Holdings, Inc.	283,500	3,183,660
	Taiheiyo Cement Corp.	105,300	2,957,385
	Taisei Corp.	119,100	4,109,035
	Taisho Pharmaceutical Holdings Co., Ltd.	10,400	793,003
	Taiyo Nippon Sanso Corp.	67,200	1,377,882
#	Taiyo Yuden Co., Ltd.	113,700	2,248,992
	Takara Bio, Inc.	9,500	186,597
	Takara Holdings, Inc.	52,600	542,892
	Takashimaya Co., Ltd.	78,600	901,607
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	77,806	1,369,377
	Takeda Pharmaceutical Co., Ltd.	267,352	9,201,157
	TDK Corp.	75,734	5,814,654
	TechnoPro Holdings, Inc.	17,600	993,868
	Teijin, Ltd.	186,000	3,217,926
	Terumo Corp.	180,200	5,244,782
	THK Co., Ltd.	93,500	2,356,405
	TIS, Inc.	24,100	1,250,931
	Tobu Railway Co., Ltd.	44,800	1,273,727
	Toda Corp.	116,900	640,347
	Toei Animation Co., Ltd.	3,800	158,957
	Toei Co., Ltd.	3,100	424,950
	Toho Co., Ltd.	25,600	993,973
	Toho Gas Co., Ltd.	16,400	623,609
	Toho Holdings Co., Ltd.	26,000	578,154
	Tohoku Electric Power Co., Inc.	106,900	1,069,622
#	Tokai Carbon Co., Ltd.	165,300	1,619,779
	Tokai Rika Co., Ltd.	39,100	640,471
	Tokio Marine Holdings, Inc.	164,781	8,746,740
	Tokuyama Corp.	34,000	782,615
	Tokyo Broadcasting System Holdings, Inc.	17,600	298,342
	Tokyo Century Corp.	30,000	1,240,050
*	Tokyo Electric Power Co. Holdings, Inc.	341,100	1,640,813
#	Tokyo Electron, Ltd.	47,700	8,079,060
	Tokyo Gas Co., Ltd.	94,000	2,346,398
	Tokyo Tatemono Co., Ltd.	125,819	1,468,064
	Tokyu Corp.	116,518	2,040,319
	Tokyu Fudosan Holdings Corp.	341,400	1,975,027
	Toppan Printing Co., Ltd.	104,000	1,690,402
	Toray Industries, Inc.	473,293	3,256,007
	Toshiba Corp.	9,400	299,923
	Toshiba Plant Systems & Services Corp.	30,000	501,989
	Tosoh Corp.	213,000	2,985,380

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOTO, Ltd.	47,400	$1,897,950
	Toyo Seikan Group Holdings, Ltd.	65,700	1,146,892
	Toyo Suisan Kaisha, Ltd.	22,200	892,732
	Toyo Tire Corp	94,900	1,239,716
	Toyoda Gosei Co., Ltd.	65,500	1,204,595
	Toyota Boshoku Corp.	57,300	804,387
	Toyota Industries Corp.	32,000	1,661,261
	Toyota Motor Corp., Sponsored ADR	88,432	11,412,150
	Toyota Motor Corp.	669,423	43,253,550
	Toyota Tsusho Corp.	60,760	1,758,754
	Trend Micro, Inc., Sponsored ADR	777	33,986
	Trend Micro, Inc.	37,700	1,643,792
	TS Tech Co., Ltd.	38,200	1,051,616
	Tsumura & Co.	25,300	697,171
	Tsuruha Holdings, Inc.	12,100	1,231,677
	TV Asahi Holdings Corp.	13,100	214,894
	Ube Industries, Ltd.	93,655	1,949,940
	Ulvac, Inc.	400	16,743
	Unicharm Corp.	122,600	3,468,489
	Universal Entertainment Corp.	13,700	430,288
	USS Co., Ltd.	62,300	1,233,726
	Wacoal Holdings Corp.	21,000	509,432
	Welcia Holdings Co., Ltd.	14,200	659,808
	West Japan Railway Co.	41,900	3,429,812
	Workman Co., Ltd.	5,400	245,955
	Yahoo Japan Corp.	738,900	2,164,185
	Yakult Honsha Co., Ltd.	20,600	1,161,424
#	Yamada Denki Co., Ltd.	249,000	1,098,330
	Yamaguchi Financial Group, Inc.	107,100	747,727
	Yamaha Corp.	30,100	1,418,986
	Yamaha Motor Co., Ltd.	202,100	3,543,807
	Yamato Holdings Co., Ltd.	103,900	2,039,809
	Yamato Kogyo Co., Ltd.	21,300	551,015
	Yamazaki Baking Co., Ltd.	61,100	927,822
	Yaoko Co., Ltd.	11,500	526,578
#	Yaskawa Electric Corp.	75,100	2,485,199
	Yokogawa Electric Corp.	56,300	1,007,590
	Yokohama Rubber Co., Ltd. (The)	101,500	1,867,477
	Zenkoku Hosho Co., Ltd.	31,700	1,236,499
	Zensho Holdings Co., Ltd.	43,100	925,863
	Zeon Corp.	125,900	1,456,010
	ZOZO, Inc.	59,700	1,125,723
TOTAL JAPAN			1,158,123,028
NETHERLANDS — (3.1%)
	ABN AMRO Bank NV	188,682	3,776,938
	Aegon NV	753,919	3,715,256
	Aegon NV	99,102	487,583
	Akzo Nobel NV	74,601	7,038,918
*	Altice Europe NV, Class B	19,902	74,243
	ArcelorMittal	128,971	2,045,962
	ArcelorMittal	176,783	2,779,038
	ASML Holding NV	39,407	8,780,778
	ASML Holding NV	72,895	16,241,735
	ASR Nederland NV	95,718	3,596,749
	Coca-Cola European Partners P.L.C.	93,649	5,161,861
	GrandVision NV	36,650	1,098,540
	Heineken NV	89,477	9,599,841
	ING Groep NV, Sponsored ADR	146,149	1,622,254

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV	736,314	$8,169,951
	Koninklijke Ahold Delhaize NV	707,898	16,078,427
	Koninklijke DSM NV	71,039	8,800,883
	Koninklijke KPN NV	1,783,605	5,085,852
	Koninklijke Philips NV	112,282	5,267,222
#	Koninklijke Philips NV	118,908	5,563,705
	Koninklijke Vopak NV	25,918	1,277,889
#	NN Group NV	134,358	5,047,972
*	OCI NV	40,647	1,060,156
	Randstad NV	91,223	4,578,834
	Unilever NV	225,650	13,029,031
	Unilever NV	268,265	15,549,613
	Wolters Kluwer NV	105,633	7,656,842
TOTAL NETHERLANDS			163,186,073
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	223,504	2,626,195
	Air New Zealand, Ltd.	599,167	1,066,651
#	Auckland International Airport, Ltd.	242,529	1,477,496
	Contact Energy, Ltd.	164,077	837,112
	EBOS Group, Ltd.	57,274	936,684
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	1,667,446
	Fletcher Building, Ltd.	354,554	1,152,382
#*	Fonterra Co-operative Group, Ltd.	22,004	54,412
	Genesis Energy, Ltd.	163,965	368,699
	Infratil, Ltd.	41,269	125,809
	Mainfreight, Ltd.	34,919	962,455
	Mercury NZ, Ltd.	182,060	544,513
	Meridian Energy, Ltd.	295,788	910,421
	Port of Tauranga, Ltd.	117,073	473,299
	Ryman Healthcare, Ltd.	151,158	1,274,528
	SKYCITY Entertainment Group, Ltd.	144,558	379,226
	Spark New Zealand, Ltd.	1,153,985	3,008,148
#	Vector, Ltd.	65,942	166,053
	Z Energy, Ltd.	197,970	841,984
TOTAL NEW ZEALAND			18,873,513
NORWAY — (0.8%)
#*	Adevinta ASA, Class A	21,794	245,211
*	Adevinta ASA, Class B	22,179	245,998
	Aker ASA, Class A	6,458	339,871
#	Aker BP ASA	43,699	1,236,634
	Austevoll Seafood ASA	65,976	671,237
	Bakkafrost P/F	20,766	1,196,384
	DNB ASA	234,453	4,194,504
	DNO ASA	106,773	178,586
	Entra ASA	44,828	650,230
	Equinor ASA	422,492	7,575,403
	Equinor ASA, Sponsored ADR	38,744	690,031
	Gjensidige Forsikring ASA	48,390	939,906
#	Golar LNG, Ltd.	6,906	116,988
	Kongsberg Gruppen ASA	23,737	300,866
	Leroy Seafood Group ASA	93,309	586,583
	Mowi ASA	131,417	3,158,333
	Norsk Hydro ASA	717,871	2,441,687
	Orkla ASA	185,305	1,576,144
	Salmar ASA	16,472	760,821
#	Schibsted ASA, Class A	21,794	586,116

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Schibsted ASA, Class B	22,179	$571,769
	SpareBank 1 SR-Bank ASA	91,820	987,917
	Storebrand ASA	230,761	1,559,394
	Subsea 7 SA	104,546	1,120,529
	Telenor ASA	230,518	4,670,977
	TGS NOPEC Geophysical Co. ASA	62,631	1,513,867
	Tomra Systems ASA	35,649	1,048,504
	Yara International ASA	36,728	1,720,683
TOTAL NORWAY			40,885,173
PORTUGAL — (0.2%)
	EDP - Energias de Portugal SA	565,257	2,069,191
	EDP Renovaveis SA	77,303	795,870
	Galp Energia SGPS SA	227,055	3,534,816
	Jeronimo Martins SGPS SA	109,443	1,765,980
TOTAL PORTUGAL			8,165,857
SINGAPORE — (1.1%)
	CapitaLand, Ltd.	1,096,450	2,872,495
	City Developments, Ltd.	176,500	1,238,563
	ComfortDelGro Corp., Ltd.	855,100	1,675,984
	Dairy Farm International Holdings, Ltd.	104,600	783,252
	DBS Group Holdings, Ltd.	446,589	8,515,034
	Frasers Property, Ltd.	50,400	66,364
	Genting Singapore, Ltd.	1,890,600	1,258,121
	Golden Agri-Resources, Ltd.	2,747,000	586,734
	Great Eastern Holdings, Ltd.	13,000	239,947
	Hongkong Land Holdings, Ltd.	256,300	1,563,044
	Hutchison Port Holdings Trust	1,640,600	358,694
	Jardine Cycle & Carriage, Ltd.	35,710	873,750
#	Keppel Corp., Ltd.	597,300	2,759,964
	Olam International, Ltd.	331,700	467,515
	Oversea-Chinese Banking Corp., Ltd.	879,783	7,324,792
	SATS, Ltd.	354,536	1,235,264
	Sembcorp Industries, Ltd.	884,220	1,496,080
*	Sembcorp Marine, Ltd.	80,300	78,178
	Singapore Airlines, Ltd.	447,600	3,133,739
	Singapore Exchange, Ltd.	277,700	1,593,297
	Singapore Press Holdings, Ltd.	413,900	661,795
	Singapore Technologies Engineering, Ltd.	511,600	1,569,202
	Singapore Telecommunications, Ltd.	2,444,350	5,896,298
	StarHub, Ltd.	75,300	82,505
	United Industrial Corp., Ltd.	92,395	199,969
	United Overseas Bank, Ltd.	377,565	7,193,650
	UOL Group, Ltd.	291,587	1,549,679
	Venture Corp., Ltd.	144,300	1,610,307
	Wilmar International, Ltd.	413,700	1,195,853
	Yangzijiang Shipbuilding Holdings Ltd.	1,067,700	1,100,973
TOTAL SINGAPORE			59,181,042
SPAIN — (2.5%)
	Acciona SA	11,555	1,230,365
	ACS Actividades de Construccion y Servicios SA	109,504	4,424,689
	Aena SME SA	27,612	5,005,564
	Amadeus IT Group SA	141,600	11,065,601
	Banco Bilbao Vizcaya Argentaria SA	1,522,946	7,754,400
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	8,479	43,328
	Banco de Sabadell SA	2,221,023	1,939,802

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Banco Santander SA	4,300,420	$18,355,366
	Bankia SA	633,682	1,256,331
	Bankinter SA	368,780	2,392,179
	CaixaBank SA	1,242,952	3,080,593
	Cellnex Telecom SA	107,861	4,033,821
	Enagas SA	136,292	2,973,093
	Endesa SA	115,272	2,848,187
	Ferrovial SA	81,538	2,121,100
	Fomento de Construcciones y Contratas SA	6,778	86,293
	Grifols SA	131,504	4,261,862
	Iberdrola S.A.	1,985,222	18,834,580
	Iberdrola SA	46,168	437,995
	Industria de Diseno Textil SA	290,662	8,697,279
	Mapfre SA	569,232	1,567,002
	Naturgy Energy Group SA	110,584	2,801,188
	Red Electrica Corp. SA	159,052	2,998,741
	Repsol SA	463,048	7,344,309
	Siemens Gamesa Renewable Energy SA	53,846	753,445
#	Telefonica SA, Sponsored ADR	387,745	2,950,739
	Telefonica SA	1,098,788	8,376,740
TOTAL SPAIN			127,634,592
SWEDEN — (2.5%)
	AAK AB	92,296	1,888,175
	Alfa Laval AB	93,595	1,748,367
	Assa Abloy AB, Class B	158,145	3,627,393
	Atlas Copco AB, Class A	197,981	6,047,157
	Atlas Copco AB, Class B	114,129	3,113,514
	Axfood AB	49,605	1,044,401
	Beijer Ref AB	1,729	38,325
	BillerudKorsnas AB	113,978	1,315,873
	Boliden AB	200,783	4,553,215
	Castellum AB	60,598	1,230,176
	Dometic Group AB	89,904	820,183
	Electrolux AB	136,052	3,143,772
	Elekta AB, Class B	99,533	1,416,131
	Epiroc AB, Class A	197,981	2,169,434
	Epiroc AB, Class B	114,129	1,186,216
	Essity AB, Class A	8,605	257,533
	Essity AB, Class B	182,501	5,420,843
	Fabege AB	63,394	978,307
*	Fastighets AB Balder, Class B	28,451	974,248
	Getinge AB, Class B	127,065	1,864,382
#	Hennes & Mauritz AB, Class B	276,095	4,813,742
	Hexagon AB, Class B	64,180	3,109,671
#	Hexpol AB	195,805	1,489,891
	Holmen AB, Class B	56,986	1,203,221
	Hufvudstaden AB, Class A	44,745	788,088
	Husqvarna AB, Class A	12,600	111,610
	Husqvarna AB, Class B	235,383	2,084,279
	ICA Gruppen AB	35,984	1,596,862
	Indutrade AB	40,966	1,160,659
#	Intrum AB	48,893	1,281,761
	Kindred Group P.L.C.	36,633	224,794
	Lifco AB, Class B	12,738	650,803
	Loomis AB, Class B	61,799	2,125,658
	Lundin Petroleum AB	44,955	1,413,998
	Millicom International Cellular SA	35,371	1,817,173
	Nibe Industrier AB, Class B	84,615	1,194,879

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Pandox AB	43,260	$788,710
	Peab AB	105,307	891,023
	Saab AB, Class B	30,852	971,226
	Sagax AB, Class B	20,972	204,868
	Sandvik AB	426,382	6,543,086
	Securitas AB, Class B	106,966	1,656,505
	Skandinaviska Enskilda Banken AB, Class A	455,183	4,279,652
	Skanska AB, Class B	140,343	2,620,345
	SKF AB, Class A	5,065	83,051
	SKF AB, Class B	226,682	3,718,217
	SSAB AB, Class A	117,060	331,609
	SSAB AB, Class B	310,962	788,286
#	Svenska Cellulosa AB SCA, Class A	8,605	82,515
	Svenska Cellulosa AB SCA, Class B	255,094	2,117,261
	Svenska Handelsbanken AB, Class A	380,986	3,428,082
	Svenska Handelsbanken AB, Class B	3,612	34,218
	Sweco AB, Class B	35,642	993,978
	Swedbank AB, Class A	247,788	3,374,309
	Swedish Match AB	42,500	1,621,547
*	Swedish Orphan Biovitrum AB	42,691	824,044
	Tele2 AB, Class B	264,595	3,780,897
	Telefonaktiebolaget LM Ericsson, Class A	14,581	131,757
	Telefonaktiebolaget LM Ericsson, Class B	548,495	4,798,931
	Telia Co. AB	857,374	3,814,156
	Trelleborg AB, Class B	113,071	1,556,996
	Volvo AB, Class A	86,339	1,287,497
	Volvo AB, Class B	616,018	9,151,016
	Wallenstam AB, Class B	56,247	587,646
TOTAL SWEDEN			128,366,162
SWITZERLAND — (7.6%)
#	ABB, Ltd., Sponsored ADR	73,904	1,389,395
	ABB, Ltd.	539,173	10,178,051
	Adecco Group AG	111,379	6,076,733
*	Alcon, Inc.	46,853	2,752,626
*	Alcon, Inc.	124,930	7,234,624
	Baloise Holding AG	27,439	4,955,936
	Banque Cantonale Vaudoise	1,572	1,169,118
	Barry Callebaut AG	1,105	2,155,815
	Chocoladefabriken Lindt & Spruengli AG	43	3,557,111
	Cie Financiere Richemont SA	117,543	10,072,640
	Clariant AG	136,208	2,488,939
	Credit Suisse Group AG	567,207	6,858,120
	Dufry AG	10,553	925,515
	EMS-Chemie Holding AG	3,321	2,075,553
	Flughafen Zurich AG	11,881	2,169,665
	Geberit AG	11,765	5,431,217
	Givaudan SA	2,997	7,970,791
	Helvetia Holding AG	7,282	927,161
	Julius Baer Group, Ltd.	116,197	4,965,401
	Kuehne + Nagel International AG	17,073	2,513,884
	LafargeHolcim, Ltd.	76,776	3,768,357
	LafargeHolcim, Ltd.	29,333	1,436,616
	Logitech International SA	35,440	1,457,457
	Logitech International SA	29,225	1,205,239
	Lonza Group AG	33,547	11,491,646
	Nestle SA	891,325	94,558,151
	Novartis AG, Sponsored ADR	111,831	10,241,483
	Novartis AG	448,358	41,113,901

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Partners Group Holding AG	5,556	$4,418,631
	Roche Holding AG	7,984	2,141,253
	Roche Holding AG	217,168	58,128,288
	Schindler Holding AG	8,122	1,827,170
	SGS SA	1,689	4,170,928
	Sika AG	39,540	5,708,553
#	Sonova Holding AG	18,640	4,286,388
	Straumann Holding AG	3,003	2,449,857
	Swatch Group AG (The)	11,948	3,470,559
	Swatch Group AG (The)	22,244	1,212,995
	Swiss Life Holding AG	14,689	7,098,298
	Swiss Prime Site AG	35,845	3,155,954
	Swiss Re AG	68,636	6,646,491
#	Swisscom AG	17,785	8,619,356
	Temenos AG	32,938	5,798,492
	UBS Group AG	406,497	4,537,252
*	UBS Group AG	451,977	5,048,583
#	Vifor Pharma AG	22,646	3,351,752
	Zurich Insurance Group AG	34,328	11,940,362
TOTAL SWITZERLAND			395,152,307
UNITED KINGDOM — (14.2%)
	3i Group P.L.C.	476,905	6,426,304
	Admiral Group P.L.C.	78,407	2,061,957
	Anglo American P.L.C.	527,021	12,914,331
	Antofagasta P.L.C.	205,010	2,313,092
	Ashtead Group P.L.C.	198,740	5,464,785
	Associated British Foods P.L.C.	107,686	3,165,059
	AstraZeneca P.L.C., Sponsored ADR	461,956	20,053,510
	AstraZeneca P.L.C.	141,555	12,229,474
	Auto Trader Group P.L.C.	478,489	3,141,079
	AVEVA Group P.L.C.	19,708	952,099
	Aviva P.L.C.	1,678,424	8,240,418
	B&M European Value Retail SA	233,993	1,050,299
	BAE Systems P.L.C.	1,120,779	7,446,152
	Barclays P.L.C., Sponsored ADR	833,691	6,236,009
	Barclays P.L.C.	378,382	708,266
	Barratt Developments P.L.C.	419,896	3,278,222
	Bellway P.L.C.	51,998	1,874,297
	Berkeley Group Holdings P.L.C.	106,038	4,987,267
	BHP Group P.L.C., ADR	188,914	9,018,754
	BHP Group P.L.C.	242,396	5,779,575
	BP P.L.C., Sponsored ADR	1,077,644	42,825,592
	BP P.L.C.	1,072,130	7,094,011
#	British American Tobacco P.L.C., Sponsored ADR	175,958	6,265,864
	British American Tobacco P.L.C.	342,327	12,197,977
#	BT Group P.L.C., Sponsored ADR	69,804	832,064
	BT Group P.L.C.	3,947,224	9,245,786
	Bunzl P.L.C.	108,521	2,828,561
	Burberry Group P.L.C.	167,400	4,615,850
	Burford Capital, Ltd.	13,174	239,872
*	Capita P.L.C.	228,530	322,306
	Carnival P.L.C.	22,654	1,022,583
	Carnival P.L.C., ADR	17,952	823,099
	Centrica P.L.C.	2,568,679	2,364,691
#	Cineworld Group P.L.C.	409,099	1,269,936
	Coca-Cola HBC AG	72,474	2,493,774
	Compass Group P.L.C.	483,762	12,239,421
	Croda International P.L.C.	42,346	2,405,420

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	DCC P.L.C.	41,262	$3,479,569
	Diageo P.L.C., Sponsored ADR	128,576	21,456,763
	Diageo P.L.C.	169,923	7,085,819
	Direct Line Insurance Group P.L.C.	1,181,555	4,621,889
	DS Smith P.L.C.	757,514	3,267,251
	easyJet P.L.C.	77,677	910,291
	Evraz P.L.C.	180,929	1,417,177
	Experian P.L.C.	293,833	8,911,708
	Ferguson P.L.C.	93,439	6,953,047
	Fresnillo P.L.C.	83,623	603,556
	G4S P.L.C.	566,490	1,314,795
	GlaxoSmithKline P.L.C., Sponsored ADR	428,638	17,694,177
	GlaxoSmithKline P.L.C.	570,253	11,793,358
	Glencore P.L.C.	4,362,740	13,990,514
#	GVC Holdings P.L.C.	200,839	1,438,790
	Halma P.L.C.	221,764	5,355,482
	Hargreaves Lansdown P.L.C.	82,971	2,107,875
	Hikma Pharmaceuticals P.L.C.	83,568	1,864,348
	Hiscox, Ltd.	89,272	1,837,598
	HomeServe P.L.C.	96,678	1,337,661
	HSBC Holdings P.L.C.	1,470,795	11,778,843
	HSBC Holdings P.L.C., Sponsored ADR	615,852	24,732,616
	Imperial Brands P.L.C., Sponsored ADR	38,600	983,528
	Imperial Brands P.L.C.	277,433	7,041,261
	Informa P.L.C.	418,567	4,431,682
#	InterContinental Hotels Group P.L.C., ADR	1,227	86,102
	InterContinental Hotels Group P.L.C.	39,805	2,765,439
	Intermediate Capital Group P.L.C.	44,428	748,437
	International Consolidated Airlines Group SA	376,920	1,939,525
	Intertek Group P.L.C.	51,911	3,593,502
	Investec P.L.C.	420,675	2,393,521
	ITV P.L.C.	2,340,654	3,143,848
	J Sainsbury P.L.C.	730,808	1,743,877
	JD Sports Fashion P.L.C.	220,487	1,738,848
	John Wood Group P.L.C.	282,073	1,817,596
	Johnson Matthey P.L.C.	84,351	3,288,988
*	Just Eat P.L.C.	178,160	1,639,072
	Kingfisher P.L.C.	1,137,153	3,070,183
	Legal & General Group P.L.C.	1,888,222	5,988,113
*	Liberty Global P.L.C., Class A	6,401	170,726
*	Liberty Global P.L.C., Class C	15,389	400,724
	Lloyds Banking Group P.L.C.	17,745,972	11,479,578
	Lloyds Banking Group P.L.C., ADR	166,111	426,905
	London Stock Exchange Group P.L.C.	108,821	8,739,597
	Marks & Spencer Group P.L.C.	1,143,480	2,874,057
	Meggitt P.L.C.	408,846	2,950,372
	Melrose Industries P.L.C.	2,050,666	4,628,171
	Merlin Entertainments P.L.C.	300,118	1,641,746
	Micro Focus International P.L.C., Sponsored ADR	38,132	795,428
	Micro Focus International P.L.C.	103,681	2,183,945
	Mondi P.L.C.	140,769	3,066,763
	National Grid P.L.C.	332,224	3,405,051
	National Grid P.L.C., Sponsored ADR	83,873	4,314,403
	Next P.L.C.	44,628	3,285,047
#	NMC Health P.L.C.	40,307	1,203,694
*	Ocado Group P.L.C.	92,751	1,400,028
	Pearson P.L.C.	140,533	1,488,155
	Pearson P.L.C., Sponsored ADR	110,605	1,165,777
	Persimmon P.L.C.	113,708	2,774,314

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Phoenix Group Holdings P.L.C.	234,833	$1,975,269
#	Prudential P.L.C., ADR	147,820	6,134,530
	Prudential P.L.C.	297,840	6,127,828
	Reckitt Benckiser Group P.L.C.	141,672	10,951,710
	RELX P.L.C., Sponsored ADR	185,496	4,401,821
	RELX P.L.C.	170,011	4,032,373
	RELX P.L.C.	217,352	5,162,658
	Rentokil Initial P.L.C.	805,029	4,253,294
	Rightmove P.L.C.	464,177	2,968,791
	Rio Tinto P.L.C.	154,229	8,709,536
#	Rio Tinto P.L.C., Sponsored ADR	174,125	9,939,055
	Rolls-Royce Holdings P.L.C.	523,961	5,476,617
	Royal Bank of Scotland Group P.L.C.	473,131	1,246,485
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	252,195	1,356,809
	Royal Dutch Shell P.L.C., Class A	491,594	15,482,984
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	352,746	22,184,212
	Royal Dutch Shell P.L.C., Class A	979	30,720
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	433,725	27,528,526
	Royal Dutch Shell P.L.C., Class B	110,166	3,479,578
	RSA Insurance Group P.L.C.	460,748	3,133,721
	Sage Group P.L.C. (The)	381,312	3,325,191
	Schroders P.L.C.	37,832	1,364,741
	Schroders P.L.C.	16,332	492,202
	Severn Trent P.L.C.	93,900	2,296,314
#	Smith & Nephew P.L.C., Sponsored ADR	25,064	1,138,931
	Smith & Nephew P.L.C.	264,926	5,997,609
	Smiths Group P.L.C.	169,477	3,370,522
	Spirax-Sarco Engineering P.L.C.	38,438	4,191,405
	SSE P.L.C.	421,313	5,616,809
	St James's Place P.L.C.	203,156	2,424,224
	Standard Chartered P.L.C.	800,259	6,585,890
	Standard Life Aberdeen P.L.C.	983,023	3,565,465
	Taylor Wimpey P.L.C.	2,472,324	4,844,111
	Tesco P.L.C.	2,759,660	7,475,109
	Travis Perkins P.L.C.	36,557	605,206
#	TUI AG	162,888	1,617,388
	Unilever P.L.C., Sponsored ADR	274,641	16,511,417
	Unilever P.L.C.	89,128	5,362,132
	United Utilities Group P.L.C.	266,410	2,546,213
	Vodafone Group P.L.C.	6,696,068	12,186,723
	Vodafone Group P.L.C., Sponsored ADR	15,072	273,111
	Weir Group P.L.C (The)	92,525	1,672,744
	Whitbread P.L.C.	61,060	3,354,233
	Wm Morrison Supermarkets P.L.C.	1,244,226	2,938,036
	WPP P.L.C., Sponsored ADR	8,468	498,596
	WPP P.L.C.	604,792	7,124,101
TOTAL UNITED KINGDOM			737,143,826
TOTAL COMMON STOCKS			5,053,559,808
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	23,274	1,381,809
	Fuchs Petrolub SE	34,533	1,323,263
	Henkel AG & Co. KGaA	36,829	3,797,621
	Porsche Automobil Holding SE	63,639	4,171,289
	Sartorius AG	16,300	3,297,171
	Schaeffler AG	64,255	473,778

Large Cap International Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG	83,696	$13,907,986
TOTAL GERMANY		28,352,917
TOTAL INVESTMENT SECURITIES		5,081,912,725

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	DFA Short Term Investment Fund	11,049,117	127,849,328
TOTAL INVESTMENTS — (100.0%)
(Cost $4,611,299,675)^^			$5,209,762,053
As of July 31, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI EAFA Index Future	85	09/20/19	$7,990,268	$8,012,525	$22,257
S&P 500® Emini Index	243	09/20/19	35,362,804	36,234,945	872,141
Total Futures Contracts			$43,353,072	$44,247,470	$894,398
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,982,823	$328,223,970	—	$333,206,793
Austria	—	12,391,327	—	12,391,327
Belgium	2,819,163	56,767,396	—	59,586,559
Canada	467,741,215	2,344,673	—	470,085,888
Denmark	2,898,537	76,696,017	—	79,594,554
Finland	—	59,592,538	—	59,592,538
France	8,359,219	501,661,841	—	510,021,060
Germany	14,044,111	343,710,060	—	357,754,171
Hong Kong	767,036	165,702,645	—	166,469,681
Ireland	9,341,200	24,158,607	—	33,499,807
Israel	5,327,301	21,393,604	—	26,720,905
Italy	5,749,471	102,175,481	—	107,924,952
Japan	28,614,002	1,129,509,026	—	1,158,123,028
Netherlands	39,723,346	123,462,727	—	163,186,073
New Zealand	—	18,873,513	—	18,873,513
Norway	807,019	40,078,154	—	40,885,173
Portugal	—	8,165,857	—	8,165,857
Singapore	—	59,181,042	—	59,181,042
Spain	2,994,067	124,640,525	—	127,634,592
Sweden	—	128,366,162	—	128,366,162
Switzerland	20,637,326	374,514,981	—	395,152,307
United Kingdom	248,249,049	488,894,777	—	737,143,826

Large Cap International Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$28,352,917	—	$28,352,917
Securities Lending Collateral	—	127,849,328	—	127,849,328
Futures Contracts**	$894,398	—	—	894,398
TOTAL	$863,949,283	$4,346,707,168	—	$5,210,656,451
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.5%)
#*	3P Learning, Ltd.	182,513	$122,327
#	A2B Australia, Ltd.	1,289,249	1,580,906
	Accent Group, Ltd.	1,632,618	1,685,236
#	Adairs, Ltd.	407,492	398,427
	Adelaide Brighton, Ltd.	1,654,251	3,990,025
#*	Afterpay Touch Group, Ltd.	66,655	1,196,879
	AGL Energy, Ltd.	443,462	6,355,361
#	Ainsworth Game Technology, Ltd.	714,162	343,558
#*	Alkane Resources, Ltd.	1,677,445	440,128
	ALS, Ltd.	620,000	3,039,513
	Altium, Ltd.	378,619	9,415,394
	Alumina, Ltd.	1,609,899	2,552,280
#	AMA Group, Ltd.	631,104	627,375
#*	Amaysim Australia, Ltd.	749,916	388,662
	AMP, Ltd.	9,826,349	11,952,726
	Ansell, Ltd.	356,503	6,782,068
	AP Eagers, Ltd.	143,365	1,097,764
	APA Group	1,087,334	8,189,749
	Appen, Ltd.	414,147	8,565,417
#	ARB Corp., Ltd.	230,430	2,907,342
	Ardent Leisure Group, Ltd.	1,494,189	1,200,527
	Aristocrat Leisure, Ltd.	775,551	16,138,494
#	ARQ Group, Ltd.	318,111	151,010
*	Asaleo Care, Ltd.	2,961,663	1,952,822
	ASX, Ltd.	43,079	2,605,885
	Atlas Arteria, Ltd.	1,810,549	10,091,237
#	AUB Group, Ltd.	99,803	811,008
*	Aurelia Metals, Ltd.	3,037,660	1,048,378
	Aurizon Holdings, Ltd.	5,720,332	22,456,360
	Ausdrill, Ltd.	2,955,835	3,960,746
	AusNet Services	3,213,184	3,892,950
	Austal, Ltd.	1,211,556	3,346,654
	Australia & New Zealand Banking Group, Ltd.	2,584,024	49,108,545
#*	Australian Agricultural Co., Ltd.	2,412,882	1,635,534
	Australian Finance Group, Ltd.	317,500	419,374
	Australian Pharmaceutical Industries, Ltd.	2,338,890	2,300,841
	Australian Vintage, Ltd.	112,455	37,267
#	Auswide Bank, Ltd.	34,719	130,908
#	Automotive Holdings Group, Ltd.	1,163,261	2,467,438
#	Aveo Group	1,456,079	2,036,056
	AVJennings, Ltd.	297,081	120,587
#	Baby Bunting Group, Ltd.	244,513	399,044
#	Bank of Queensland, Ltd.	1,979,320	12,607,605
	Bapcor, Ltd.	967,128	4,124,491
	Beach Energy, Ltd.	11,632,707	16,768,472
#	Bega Cheese, Ltd.	684,470	2,063,578
#*	Bellamy's Australia, Ltd.	149,797	1,024,806
#	Bendigo & Adelaide Bank, Ltd.	1,730,406	13,545,567
	BHP Group, Ltd.	4,074,214	112,165,781
#	BHP Group, Ltd., Sponsored ADR	623,528	34,250,393
#	Blackmores, Ltd.	53,040	3,238,969
#*	Blue Sky Alternative Investments, Ltd.	32,768	4,146
	BlueScope Steel, Ltd.	3,246,436	28,653,493
	Boral, Ltd.	3,554,211	12,456,126
	Brambles, Ltd.	1,144,051	10,233,442

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Bravura Solutions, Ltd.	425,043	$1,420,662
	Breville Group, Ltd.	361,893	4,741,656
	Brickworks, Ltd.	466,467	5,320,619
	BSA, Ltd.	28,427	6,336
*	Buru Energy, Ltd.	101,869	17,746
#	BWX, Ltd.	153,522	231,474
#	Caltex Australia, Ltd.	1,077,345	19,815,659
	Capitol Health, Ltd.	1,767,071	270,656
*	Cardno, Ltd.	1,074,416	673,316
#*	Carnarvon Petroleum, Ltd.	1,793,567	498,671
	carsales.com, Ltd.	1,043,303	10,484,744
*	Cash Converters International, Ltd.	2,116,492	188,432
*	Catapult Group International, Ltd.	170,410	148,010
	Cedar Woods Properties, Ltd.	144,488	633,029
	Challenger, Ltd.	1,161,769	5,596,714
*	Champion Iron, Ltd.	58,221	126,619
	CIMIC Group, Ltd.	137,887	3,441,869
#	Citadel Group, Ltd. (The)	5,352	16,586
	City Chic Collective, Ltd.	122,009	151,049
#	Class, Ltd.	241,974	244,066
	Clean Seas Seafood, Ltd.	36,060	22,144
	Cleanaway Waste Management, Ltd.	10,162,351	16,733,758
	Clinuvel Pharmaceuticals, Ltd.	42,853	950,688
	Clover Corp., Ltd.	41,173	64,973
	Coca-Cola Amatil, Ltd.	1,319,240	9,548,206
	Cochlear, Ltd.	85,625	12,865,127
	Codan, Ltd.	587,540	1,619,415
*	Coles Group, Ltd.	1,682,114	16,331,938
#	Collection House, Ltd.	677,236	567,536
	Collins Foods, Ltd.	678,091	4,013,384
	Commonwealth Bank of Australia	1,329,108	74,591,639
	Computershare, Ltd.	680,298	7,328,354
#*	Cooper Energy, Ltd.	6,827,225	2,721,629
#	Corporate Travel Management, Ltd.	236,294	3,698,517
#	Costa Group Holdings, Ltd.	1,140,427	3,081,495
#	Credit Corp. Group, Ltd.	231,944	3,965,688
	Crown Resorts, Ltd.	527,600	4,265,852
*	CSG, Ltd.	985,916	121,703
	CSL, Ltd.	329,396	51,399,723
	CSR, Ltd.	3,061,776	8,371,394
	Data#3, Ltd.	437,358	757,135
	Decmil Group, Ltd.	870,215	539,826
#	Dicker Data, Ltd.	120,091	549,845
#	Domain Holdings Australia, Ltd.	989,871	2,035,929
#	Domino's Pizza Enterprises, Ltd.	229,148	6,031,905
	Downer EDI, Ltd.	2,446,612	12,020,195
	DuluxGroup, Ltd.	1,532,437	9,772,079
	DWS, Ltd.	165,951	136,659
	Eclipx Group, Ltd.	1,324,125	1,309,674
	Elders, Ltd.	821,714	4,127,442
*	Electro Optic Systems Holdings, Ltd.	108,450	301,920
*	Ellex Medical Lasers, Ltd.	46,497	19,828
*	Emeco Holdings, Ltd.	9,900	15,402
*	EML Payments, Ltd.	15,296	33,814
*	Energy Resources of Australia, Ltd.	162,791	25,193
#*	Energy World Corp., Ltd.	6,737,967	446,930
	EQT Holdings, Ltd.	15,236	312,937
	ERM Power, Ltd.	517,693	640,263
	Estia Health, Ltd.	1,448,572	2,668,371

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Euroz, Ltd.	112,543	$86,473
	EVENT Hospitality and Entertainment, Ltd.	464,827	3,948,878
	Evolution Mining, Ltd.	6,952,626	23,597,052
#*	FAR, Ltd.	3,094,242	130,720
	Finbar Group, Ltd.	5,532	3,323
*	Fleetwood Corp., Ltd.	322,583	383,127
#	FlexiGroup, Ltd.	1,483,423	1,846,585
	Flight Centre Travel Group, Ltd.	192,237	6,045,678
	Fortescue Metals Group, Ltd.	7,768,488	43,738,209
#	G8 Education, Ltd.	2,051,261	4,054,901
#*	Galaxy Resources, Ltd.	845,048	731,578
#*	Galilee Energy, Ltd.	262,428	204,111
	GBST Holdings, Ltd.	76,768	203,900
#	Genworth Mortgage Insurance Australia, Ltd.	1,269,131	2,935,541
#*	Gold Road Resources, Ltd.	2,135,755	2,002,786
#	GrainCorp, Ltd., Class A	1,135,294	6,651,696
#	Grange Resources, Ltd.	2,046,058	347,332
*	Greenland Minerals, Ltd.	413,383	41,819
	GUD Holdings, Ltd.	351,019	2,273,925
#	GWA Group, Ltd.	1,427,002	3,489,107
	Hansen Technologies, Ltd.	862,830	2,263,750
#	Harvey Norman Holdings, Ltd.	3,177,668	9,516,222
	Healius, Ltd.	9,695,448	19,436,015
#*	Highfield Resources, Ltd.	276,159	163,480
*	Horizon Oil, Ltd.	1,463,538	118,500
#	HT&E, Ltd.	1,383,524	1,650,936
#	HUB24, Ltd.	20,868	176,425
	Huon Aquaculture Group, Ltd.	32,032	102,293
	IDP Education, Ltd.	450,489	5,887,983
	Iluka Resources, Ltd.	312,934	2,041,851
	Imdex, Ltd.	1,184,969	1,080,458
#*	IMF Bentham, Ltd.	645,559	1,507,676
	Incitec Pivot, Ltd.	4,965,269	11,788,721
	Independence Group NL	2,305,733	8,349,799
#	Infigen Energy	3,173,465	1,026,167
	Infomedia, Ltd.	1,300,437	1,818,382
#	Inghams Group, Ltd.	1,236,578	3,426,228
	Insurance Australia Group, Ltd.	2,491,177	14,672,385
	Integral Diagnostics, Ltd.	163,148	368,122
#	Integrated Research, Ltd.	399,026	749,673
#	InvoCare, Ltd.	546,116	5,833,641
#	IOOF Holdings, Ltd.	1,572,014	6,246,168
	IPH, Ltd.	1,111,874	6,313,173
	IRESS, Ltd.	486,455	4,651,948
#*	iSelect, Ltd.	1,542,077	674,302
#*	iSentia Group, Ltd.	1,077,773	190,820
	IVE Group, Ltd.	272,060	403,271
	James Hardie Industries P.L.C.	388,289	5,251,569
	James Hardie Industries P.L.C., Sponsored ADR	39,415	539,986
#	Japara Healthcare, Ltd.	3,025,952	2,162,887
#	JB Hi-Fi, Ltd.	897,546	18,411,481
*	Jervois Mining, Ltd.	39,270	5,356
#	Jupiter Mines, Ltd.	632,828	174,734
#*	Karoon Energy, Ltd.	1,355,500	1,534,175
*	Kingsgate Consolidated, Ltd.	1,181,152	273,708
#	Kogan.com, Ltd.	210,588	706,812
	LendLease Group	1,165,107	11,548,144
#	Lifestyle Communities, Ltd.	39,883	184,328
	Link Administration Holdings, Ltd.	1,478,673	5,121,225

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Lovisa Holdings, Ltd.	195,007	$1,477,428
*	Lucapa Diamond Co., Ltd.	106,787	11,497
#	Lycopodium, Ltd.	16,033	62,797
#*	Lynas Corp., Ltd.	3,550,833	6,300,977
	MACA, Ltd.	1,484,166	953,161
*	Macmahon Holdings, Ltd.	4,944,481	607,400
	Macquarie Group, Ltd.	602,362	52,718,104
#	Magellan Financial Group, Ltd.	350,679	14,727,161
	MaxiTRANS Industries, Ltd.	251,721	49,456
*	Mayne Pharma Group, Ltd.	3,691,362	1,327,847
	McMillan Shakespeare, Ltd.	474,495	4,492,757
	McPherson's, Ltd.	607,751	773,610
	Medibank Pvt, Ltd.	3,874,769	9,552,003
*	Medusa Mining, Ltd.	1,892,341	972,243
#*	Mesoblast, Ltd.	303,043	303,158
*	Mesoblast, Ltd., Sponsored ADR	1,592	8,151
#*	Metals X, Ltd.	3,309,389	481,917
#	Metcash, Ltd.	5,991,730	11,515,261
*	Metro Mining, Ltd.	160,700	14,310
#	Michael Hill International, Ltd.	72,300	24,655
	Michael Hill International, Ltd.	43,121	15,041
*	Millennium Minerals, Ltd.	679,921	46,121
*	Mincor Resources NL	491,089	154,564
	Mineral Resources, Ltd.	1,464,975	15,921,561
#*	MMA Offshore, Ltd.	4,675,274	703,538
#	MNF Group, Ltd.	83,368	202,310
#	Monadelphous Group, Ltd.	476,472	6,136,421
	Monash IVF Group, Ltd.	851,347	885,595
#	Money3 Corp., Ltd.	680,988	995,741
#	Mortgage Choice, Ltd.	580,365	457,158
	Motorcycle Holdings, Ltd.	131,917	120,620
#	Mount Gibson Iron, Ltd.	2,962,462	1,759,928
#*	Myanmar Metals, Ltd.	310,688	12,283
#*	Myer Holdings, Ltd.	18,851,628	6,934,244
	MyState, Ltd.	96,976	306,616
	National Australia Bank, Ltd.	2,976,124	57,962,336
	Navigator Global Investments, Ltd.	366,260	863,538
#	Neometals, Ltd.	551,838	71,544
	Netwealth Group, Ltd.	25,760	145,631
	New Hope Corp., Ltd.	1,202,266	2,053,917
	Newcrest Mining, Ltd.	757,746	18,288,350
#*	NEXTDC, Ltd.	325,266	1,519,145
	nib holdings, Ltd.	1,879,111	10,241,557
#	Nick Scali, Ltd.	254,036	1,090,986
#	Nine Entertainment Co. Holdings, Ltd.	9,959,289	13,672,965
	Northern Star Resources, Ltd.	2,512,151	22,105,456
	NRW Holdings, Ltd.	2,595,716	4,303,413
#	Nufarm, Ltd.	1,182,853	3,928,775
	OFX Group, Ltd.	962,104	895,822
	Oil Search, Ltd.	1,868,572	9,048,306
#	OM Holdings, Ltd.	418,603	225,759
#*	Onevue Holdings, Ltd.	301,883	96,814
	oOh!media, Ltd.	1,208,330	3,676,122
	Orica, Ltd.	875,580	13,044,522
	Origin Energy, Ltd.	3,136,015	16,969,464
	Orora, Ltd.	6,665,469	15,402,057
	Ovato, Ltd.	465,372	19,457
	OZ Minerals, Ltd.	1,880,289	13,040,984
#	Pacific Current Group, Ltd.	173,460	660,125

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Pacific Smiles Group, Ltd.	104,617	$94,161
	Pact Group Holdings, Ltd.	868,271	1,662,871
*	Panoramic Resources, Ltd.	1,840,338	422,623
	Paragon Care, Ltd.	304,664	103,859
	Peet, Ltd.	945,315	764,768
#	Pendal Group, Ltd.	1,310,258	6,967,592
#	Perpetual, Ltd.	341,411	9,184,935
*	Perseus Mining, Ltd.	4,895,508	2,276,817
#	Pioneer Credit, Ltd.	146,118	237,525
#	Platinum Asset Management, Ltd.	1,025,985	3,364,682
#*	Praemium, Ltd.	1,027,677	369,677
	Premier Investments, Ltd.	320,294	3,445,934
#*	Prime Media Group, Ltd.	2,413,649	372,904
#	Pro Medicus, Ltd.	159,511	3,330,310
#	PWR Holdings, Ltd.	148,298	434,811
	Qantas Airways, Ltd.	3,028,350	11,789,328
	QBE Insurance Group, Ltd.	2,484,730	21,175,866
	QMS Media, Ltd.	156,123	101,244
	Qube Holdings, Ltd.	3,868,007	8,327,377
*	Ramelius Resources, Ltd.	2,599,034	1,774,546
#	Ramsay Health Care, Ltd.	209,860	10,427,280
#	REA Group, Ltd.	77,397	5,191,335
#	Reckon, Ltd.	132,862	64,028
#	Reece, Ltd.	87,381	628,511
#	Regis Healthcare, Ltd.	563,410	1,074,005
	Regis Resources, Ltd.	2,225,179	8,401,176
#	Reject Shop, Ltd. (The)	140,659	202,011
#	Reliance Worldwide Corp., Ltd.	1,363,286	3,416,166
#	Resolute Mining, Ltd.	4,237,647	5,143,799
	Rhipe, Ltd.	21,642	41,001
	Ridley Corp., Ltd.	1,220,875	925,077
#	Rio Tinto, Ltd.	734,474	49,156,402
#	Ruralco Holdings, Ltd.	96,772	281,020
	RXP Services, Ltd.	258,944	85,147
	Salmat, Ltd.	68,805	24,228
	Sandfire Resources NL	1,405,275	6,411,709
	Santos, Ltd.	4,358,139	21,473,285
*	Saracen Mineral Holdings, Ltd.	3,778,281	10,684,400
	SeaLink Travel Group, Ltd.	194,403	497,224
#	Seek, Ltd.	586,910	8,355,570
	Select Harvests, Ltd.	432,922	2,201,171
*	Senex Energy, Ltd.	6,763,894	1,440,784
#	Servcorp, Ltd.	184,105	508,317
	Service Stream, Ltd.	1,657,336	3,376,147
#	Seven Group Holdings, Ltd.	393,859	4,828,749
*	Seven West Media, Ltd.	8,014,019	2,370,481
	SG Fleet Group, Ltd.	251,518	504,944
	Sigma Healthcare, Ltd.	16,581,248	6,745,997
*	Silver Chef, Ltd.	36,385	17,926
#*	Silver Lake Resources, Ltd.	3,315,544	2,924,787
	Sims Metal Management, Ltd.	1,073,395	7,946,283
	SmartGroup Corp., Ltd.	325,923	2,082,849
	Sonic Healthcare, Ltd.	405,269	7,756,400
	South32, Ltd., ADR	476,677	5,057,543
	South32, Ltd.	4,520,341	9,618,205
	Southern Cross Media Group, Ltd.	3,358,697	3,065,401
	Spark Infrastructure Group	5,186,250	8,404,557
#	SpeedCast International, Ltd.	1,370,682	1,755,130
	SRG Global, Ltd.	103,260	36,465

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	St Barbara, Ltd.	5,044,542	$12,642,349
	Stanmore Coal, Ltd.	126,245	116,854
	Star Entertainment Grp, Ltd. (The)	3,743,854	10,566,820
	Steadfast Group, Ltd.	832,219	2,158,488
	Suncorp Group, Ltd.	2,312,116	21,310,261
#*	Sundance Energy Australia, Ltd.	3,488,611	437,191
	Sunland Group, Ltd.	446,776	524,159
#	Super Retail Group, Ltd.	1,300,284	7,982,034
#*	Superloop, Ltd.	166,405	110,874
	Sydney Airport	1,062,864	6,066,680
#*	Syrah Resources, Ltd.	1,455,353	850,014
	Tabcorp Holdings, Ltd.	3,595,563	11,030,067
	Tassal Group, Ltd.	1,076,357	3,788,321
	Technology One, Ltd.	1,268,229	6,618,074
	Telstra Corp., Ltd.	4,048,695	10,977,317
	Telstra Corp., Ltd., ADR	35,561	482,563
#*	Terracom, Ltd.	106,417	39,561
#*	Thorn Group, Ltd.	698,747	124,151
*	Tiger Resources, Ltd.	1,677,917	629
	TPG Telecom, Ltd.	1,685,960	8,023,050
	Transurban Group	1,068,590	11,325,439
#	Treasury Wine Estates, Ltd.	337,529	4,058,433
#*	Troy Resources, Ltd.	1,614,217	105,245
	Villa World, Ltd.	476,818	763,357
*	Village Roadshow, Ltd.	553,139	1,000,813
*	Virgin Australia Holdings, Ltd.	10,144,397	1,145,950
	Virtus Health, Ltd.	468,505	1,635,674
	Vita Group, Ltd.	845,398	708,185
*	Vocus Group, Ltd.	2,681,235	5,900,978
	Webjet, Ltd.	249,097	2,303,539
#	Webster, Ltd.	31,325	29,394
	Wesfarmers, Ltd.	940,764	25,193,682
	Western Areas, Ltd.	1,703,933	2,529,039
#*	Westgold Resources, Ltd.	989,836	1,303,292
#	Westpac Banking Corp.	2,434,344	47,761,603
#	Westpac Banking Corp., Sponsored ADR	258,942	5,083,031
	Whitehaven Coal, Ltd.	5,270,315	13,208,411
	WiseTech Global, Ltd.	131,676	2,831,283
	Woodside Petroleum, Ltd.	1,147,908	27,068,791
	Woolworths Group, Ltd.	824,723	20,107,029
	WorleyParsons, Ltd.	904,546	9,911,615
	WPP AUNZ, Ltd.	1,452,579	642,923
*	Xero, Ltd.	31,488	1,386,166
TOTAL AUSTRALIA			1,945,738,977
AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	52,812	1,010,116
	ANDRITZ AG	281,148	10,013,926
	Atrium European Real Estate, Ltd.	533,410	2,184,184
#	Austria Technologie & Systemtechnik AG	204,706	3,289,750
	CA Immobilien Anlagen AG	221,034	7,785,596
	DO & CO AG	29,114	2,566,464
	Erste Group Bank AG	524,792	18,836,206
	EVN AG	104,544	1,658,972
#	FACC AG	48,790	578,533
	Flughafen Wien AG	14,863	656,180
#	IMMOFINANZ AG	226,915	6,046,192
	Kapsch TrafficCom AG	18,467	652,633
	Lenzing AG	55,037	5,613,931

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Mayr Melnhof Karton AG	22,086	$2,790,675
	Oberbank AG	2,814	297,216
	Oesterreichische Post AG	143,988	4,809,327
	OMV AG	361,928	18,109,794
	Palfinger AG	42,431	1,096,590
#	POLYTEC Holding AG	60,648	589,357
#	Porr AG	47,223	1,030,050
	Raiffeisen Bank International AG	676,330	15,861,022
#	Rosenbauer International AG	3,859	182,315
	S IMMO AG	167,893	3,708,233
	Schoeller-Bleckmann Oilfield Equipment AG	37,935	3,017,500
#*	Semperit AG Holding	39,636	553,322
	Strabag SE	72,710	2,333,241
	Telekom Austria AG	553,725	4,089,774
	Telekom Austria AG, ADR	4,200	62,244
	UBM Development AG	3,059	135,730
	UNIQA Insurance Group AG	751,254	6,731,287
	Verbund AG	50,484	2,817,328
	Vienna Insurance Group AG Wiener Versicherung Gruppe	216,598	5,551,149
#	Voestalpine AG	627,528	16,566,341
	Wienerberger AG	288,578	6,596,352
#*	Zumtobel Group AG	87,902	735,024
TOTAL AUSTRIA			158,556,554
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	106,135	15,459,905
	Ageas	748,495	40,184,035
*	AGFA-Gevaert NV	1,750,602	7,050,600
	Anheuser-Busch InBev SA	744,606	74,860,145
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	11,927,152
*	Argenx SE, ADR	6,193	869,869
*	Argenx SE	5,555	780,407
	Atenor	1,759	140,980
	Banque Nationale de Belgique	92	237,011
	Barco NV	38,074	7,951,204
#	Bekaert SA	243,919	6,868,627
#*	Biocartis NV	27,294	324,505
#	bpost SA	408,510	3,798,413
#*	Celyad SA	6,859	84,084
*	Celyad SA, Sponsored ADR	600	6,816
	Cie d'Entreprises CFE	55,045	4,837,346
	Colruyt SA	305,391	15,912,763
#	Deceuninck NV	283,216	632,141
	D'ieteren SA	159,558	7,472,691
#	Econocom Group SA	458,105	1,512,994
	Elia System Operator SA	82,287	6,265,000
	Euronav NV	651,686	5,484,969
*	Euronav NV	118,314	996,204
	EVS Broadcast Equipment SA	57,638	1,369,952
#*	Exmar NV	139,830	921,434
	Fagron	207,070	3,438,362
#*	Galapagos NV	32,529	5,644,116
	Gimv NV	32,229	1,891,731
	Immobel SA	5,069	345,317
*	Ion Beam Applications	18,409	352,372
	Jensen-Group NV	9,610	366,354
	KBC Group NV	357,944	23,015,009
	Kinepolis Group NV	65,554	3,867,717
	Lotus Bakeries NV	524	1,365,726

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	MDxHealth	25,853	$34,945
#	Melexis NV	95,037	6,505,036
#*	Nyrstar NV	2,736,407	1,778,391
#	Ontex Group NV	346,934	5,715,729
	Orange Belgium SA	213,274	4,865,662
#*	Oxurion NV	139,163	844,137
#	Picanol	5,463	393,022
	Proximus SADP	589,206	16,799,338
	Recticel SA	257,044	2,071,528
#	Resilux	5,708	901,501
	Roularta Media Group NV	8,176	113,009
	Sioen Industries NV	45,390	1,251,686
	Sipef NV	15,936	722,226
	Solvay SA	203,459	20,833,174
	Telenet Group Holding NV	143,822	7,063,798
	TER Beke SA	1,906	243,809
*	Tessenderlo Group SA	226,149	7,079,567
	UCB SA	303,120	23,636,229
#	Umicore SA	240,800	7,537,909
	Van de Velde NV	23,803	681,893
*	Viohalco SA	172,079	792,272
TOTAL BELGIUM			366,100,812
CANADA — (9.0%)
#*	5N Plus, Inc.	279,292	469,790
#	Absolute Software Corp.	131,563	738,659
#	Acadian Timber Corp.	44,726	570,004
#*	Advantage Oil & Gas, Ltd.	4,815,925	6,896,574
	Aecon Group, Inc.	304,523	4,688,519
#*	Africa Oil Corp.	435,095	392,304
#	AG Growth International, Inc.	54,365	2,223,528
	AGF Management, Ltd., Class B	1,050,664	4,075,917
	Agnico Eagle Mines, Ltd.	159	8,311
#	Agnico Eagle Mines, Ltd.	74,072	3,868,781
#*	Aimia, Inc.	549,492	1,557,130
*	Air Canada	364,480	12,540,564
	AirBoss of America Corp.	86,301	568,234
	AKITA Drilling, Ltd., Class A	52,514	98,678
*	Alacer Gold Corp.	2,136,898	8,500,314
	Alamos Gold, Inc., Class A	2,618,888	17,184,099
#	Alamos Gold, Inc., Class A	371,373	2,432,493
#	Alaris Royalty Corp.	293,684	4,517,188
#	Alcanna, Inc.	153,160	733,423
#*	Alexco Resource Corp.	12,200	20,567
	Algoma Central Corp.	13,160	127,731
	Algonquin Power & Utilities Corp.	717,023	8,931,549
	Alimentation Couche-Tard, Inc., Class B	396,115	24,280,727
#*	Alio Gold, Inc.	380,558	308,529
#	AltaGas, Ltd.	440,251	6,741,531
	Altius Minerals Corp.	188,326	1,839,311
	Altus Group, Ltd.	145,365	3,690,848
#*	Americas Silver Corp.	51,477	140,414
*	Amerigo Resources, Ltd.	502,800	270,486
	Andrew Peller, Ltd., Class A	85,169	908,607
#	ARC Resources, Ltd.	1,934,939	9,896,074
*	Argonaut Gold, Inc.	1,127,969	1,974,245
*	Aritzia, Inc.	292,698	4,056,256
#*	Asanko Gold, Inc.	772,813	603,120
	Atco, Ltd., Class I	139,872	4,662,047

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Athabasca Oil Corp.	2,613,956	$1,406,205
*	ATS Automation Tooling Systems, Inc.	191,967	3,076,301
#*	Aurora Cannabis, Inc.	154,700	965,849
#	AutoCanada, Inc.	309,894	2,122,626
*	B2Gold Corp.	6,149,554	19,616,324
#	Badger Daylighting, Ltd.	160,010	5,778,206
#	Bank of Montreal	285,012	21,335,949
#	Bank of Montreal	847,416	63,395,191
	Bank of Nova Scotia (The)	333,175	17,787,171
#	Bank of Nova Scotia (The)	971,369	51,851,677
	Barrick Gold Corp.	6,927	112,581
#	Barrick Gold Corp.	1,220,139	19,839,460
	Barrick Gold Corp.	262,272	4,353,186
*	Bausch Health Cos., Inc.	1,821,011	43,649,634
#*	Baytex Energy Corp.	5,493,525	8,366,408
	BCE, Inc.	114,563	5,176,949
#	BCE, Inc.	75,179	3,391,325
	Birchcliff Energy, Ltd.	1,393,081	2,776,029
#	Bird Construction, Inc.	113,203	465,747
*	Black Diamond Group, Ltd.	375,553	526,423
*	BlackBerry, Ltd.	63,502	463,346
#*	BlackBerry, Ltd.	161,026	1,175,490
	BMTC Group, Inc.	7,200	59,027
#*	BNK Petroleum, Inc.	199,000	34,679
#*	Bombardier, Inc., Class A	275,990	474,691
*	Bombardier, Inc., Class B	2,651,100	4,559,779
#	Bonavista Energy Corp.	5,112,182	2,091,664
#	Bonterra Energy Corp.	167,954	647,739
	Boralex, Inc., Class A	355,264	5,372,836
	Bridgemarq Real Estate Services	32,200	345,227
	Brookfield Asset Management, Inc., Class A	152,497	7,472,330
#	Brookfield Asset Management, Inc., Class A	155,044	7,597,156
#	BRP, Inc.	111,940	3,943,090
	CAE, Inc.	236,115	6,367,126
	CAE, Inc.	240,954	6,496,120
	Caledonia Mining Corp. P.L.C.	7,193	43,328
#*	Calfrac Well Services, Ltd.	850,068	1,146,478
	Calian Group, Ltd.	15,095	384,523
	Cameco Corp.	827,012	7,594,625
#	Cameco Corp.	505,755	4,647,888
	Canaccord Genuity Group, Inc.	599,619	2,507,876
#*	Canacol Energy, Ltd.	738,579	2,814,861
#*	Canada Goose Holdings, Inc.	63,363	2,967,470
#*	Canada Goose Holdings, Inc.	27,056	1,265,950
	Canadian Imperial Bank of Commerce	185,444	14,589,067
	Canadian Imperial Bank of Commerce	444,500	34,968,815
	Canadian National Railway Co.	254,062	24,047,147
	Canadian National Railway Co.	347,608	32,887,193
	Canadian Natural Resources, Ltd.	289,011	7,320,532
#	Canadian Natural Resources, Ltd.	2,471,877	62,489,051
	Canadian Pacific Railway, Ltd.	71,272	17,016,609
	Canadian Pacific Railway, Ltd.	56,346	13,443,592
#	Canadian Tire Corp., Ltd., Class A	110,915	12,110,896
	Canadian Utilities, Ltd., Class A	96,259	2,621,267
#	Canadian Western Bank	634,508	14,821,853
*	Canfor Corp.	544,230	3,925,648
	Canfor Pulp Products, Inc.	237,770	1,662,841
#*	Canopy Growth Corp.	50,900	1,668,770
#	CanWel Building Materials Group, Ltd.	303,240	1,056,906

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Capital Power Corp.	326,269	$7,322,388
#*	Capstone Mining Corp.	4,278,053	1,782,792
#	Cardinal Energy, Ltd.	548,186	1,034,234
	Cargojet, Inc.	7,533	518,201
	Cascades, Inc.	533,033	4,882,838
	CCL Industries, Inc., Class B	232,200	11,611,759
*	Celestica, Inc.	393,537	2,790,177
*	Celestica, Inc.	180,887	1,286,959
	Cenovus Energy, Inc.	803,908	7,473,823
#	Cenovus Energy, Inc.	901,966	8,370,244
*	Centerra Gold, Inc.	1,385,662	11,065,978
	Cervus Equipment Corp.	36,871	309,819
#	CES Energy Solutions Corp.	981,947	1,413,623
*	CGI, Inc.	91,367	7,028,863
*	CGI, Inc.	131,586	10,127,675
#	Chesswood Group, Ltd.	46,523	347,565
#*	China Gold International Resources Corp., Ltd.	2,758,929	3,135,622
	CI Financial Corp.	633,062	9,813,948
#	Cineplex, Inc.	440,560	7,911,253
	Clairvest Group, Inc.	516	20,244
*	Clarke, Inc.	600	5,969
#	Clearwater Seafoods, Inc.	155,233	623,378
	Cogeco Communications, Inc.	146,269	11,551,461
	Cogeco, Inc.	57,415	4,089,264
*	Colabor Group, Inc.	15,500	11,744
	Colliers International Group, Inc.	65,875	4,785,646
	Colliers International Group, Inc.	84,906	6,160,779
	Computer Modelling Group, Ltd.	350,049	1,739,901
#*	Conifex Timber, Inc.	28,900	17,956
	Constellation Software, Inc.	29,687	28,244,938
#*	Continental Gold, Inc.	713,547	2,092,307
#*	Copper Mountain Mining Corp.	1,588,031	950,557
	Corby Spirit and Wine, Ltd.	40,385	537,630
*	Corridor Resources, Inc.	13,700	6,851
	Corus Entertainment, Inc., Class B	2,285,042	8,777,969
#	Cott Corp.	711,593	9,101,274
	Cott Corp.	159,886	2,046,124
	Crescent Point Energy Corp.	2,193,879	7,280,793
#	Crescent Point Energy Corp.	501,959	1,661,484
#*	Crew Energy, Inc.	4,463,390	2,502,583
#*	CRH Medical Corp.	238,755	642,204
#*	Cronos Group, Inc.	81,200	1,117,900
#*	Cronos Group, Inc.	10,500	145,005
#*	Delphi Energy Corp.	2,930,272	310,834
#*	Denison Mines Corp.	2,762,214	1,339,458
*	Descartes Systems Group, Inc. (The)	41,462	1,506,367
*	Descartes Systems Group, Inc. (The)	8,468	307,388
*	Detour Gold Corp.	929,797	14,202,688
#*	DHX Media, Ltd.	421,277	600,091
#*	DIRTT Environmental Solutions	124,732	653,997
#	Dollarama, Inc.	252,972	9,372,883
	Dorel Industries, Inc., Class B	299,064	2,114,159
	DREAM Unlimited Corp., Class A	61,640	390,913
*	Dundee Precious Metals, Inc.	775,167	2,619,522
	Echelon Financial Holdings, Inc.	7,778	36,686
	ECN Capital Corp.	1,169,347	4,190,795
	E-L Financial Corp., Ltd.	238	135,248
#*	Eldorado Gold Corp.	962,317	7,378,880
#*	Eldorado Gold Corp.	39,059	300,754

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	1,473,762	$11,211,222
#	Emera, Inc.	40,782	1,693,327
#	Empire Co., Ltd., Class A	598,127	15,830,108
	Enbridge, Inc.	387,222	12,932,829
	Enbridge, Inc.	409,997	13,689,800
	Encana Corp.	1,219,644	5,572,400
	Encana Corp.	937,667	4,285,138
*	Endeavour Mining Corp.	234,173	4,375,443
#*	Endeavour Silver Corp.	192,213	442,739
	Enerflex, Ltd.	491,436	6,184,840
#*	Energy Fuels, Inc.	220,413	400,812
#	Enerplus Corp.	509,695	3,379,172
#	Enerplus Corp.	1,245,435	8,244,780
	Enghouse Systems, Ltd.	166,592	4,362,342
	Ensign Energy Services, Inc.	2,362,140	7,427,550
*	Epsilon Energy, Ltd.	89,493	338,282
#	Equitable Group, Inc.	69,336	4,843,748
*	ERO Copper Corp.	23,771	449,016
#*	Essential Energy Services Trust	840,850	207,059
	Evertz Technologies, Ltd.	106,626	1,543,080
#	Exchange Income Corp.	102,091	2,879,093
	Exco Technologies, Ltd.	185,052	1,169,369
#*	EXFO, Inc.	198	770
#	Extendicare, Inc.	373,357	2,534,686
	Fairfax Financial Holdings, Ltd.	58,071	26,903,707
	Fiera Capital Corp.	153,104	1,300,421
	Finning International, Inc.	520,563	9,000,794
#	Firm Capital Mortgage Investment Corp.	129,018	1,352,939
	First Capital Realty, Inc.	287,564	4,760,777
#*	First Majestic Silver Corp.	165,958	1,565,523
#*	First Majestic Silver Corp.	127,578	1,201,785
	First National Financial Corp.	74,235	1,842,094
#	First Quantum Minerals, Ltd.	1,518,261	13,988,525
	FirstService Corp.	84,949	8,908,602
	FirstService Corp.	16,916	1,775,167
#*	Fission Uranium Corp.	1,807,387	506,693
	Fortis, Inc.	183,539	7,234,201
	Fortis, Inc.	75,132	2,961,703
#*	Fortuna Silver Mines, Inc.	1,189,682	4,480,012
#	Franco-Nevada Corp.	36,170	3,140,641
#	Freehold Royalties, Ltd.	479,397	2,960,362
	Frontera Energy Corp.	39,801	403,499
	Gamehost, Inc.	81,542	565,320
#*	GDI Integrated Facility Services, Inc.	3,600	78,257
*	Gear Energy, Ltd.	1,202,965	446,623
#	Genworth MI Canada, Inc.	313,373	11,565,691
	George Weston, Ltd.	211,646	16,738,604
	Gibson Energy, Inc.	591,838	10,255,596
	Gildan Activewear, Inc.	170,500	6,715,101
#	Gildan Activewear, Inc.	85,280	3,357,474
*	Glacier Media, Inc.	28,375	16,017
	GMP Capital, Inc.	272,329	561,248
#	goeasy, Ltd.	82,351	3,539,134
#*	Golden Star Resources, Ltd.	199,827	711,613
*	GoldMoney, Inc.	22,697	38,436
#*	Gran Tierra Energy, Inc.	49,235	80,253
#*	Gran Tierra Energy, Inc.	2,698,444	4,375,413
*	Great Canadian Gaming Corp.	233,910	7,766,280
#*	Great Panther Mining, Ltd.	182,582	148,025

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Great-West Lifeco, Inc.	264,138	$5,799,908
	Guardian Capital Group, Ltd., Class A	9,811	188,816
#*	Guyana Goldfields, Inc.	830,807	705,034
*	Heroux-Devtek, Inc.	154,359	2,222,171
#	High Arctic Energy Services, Inc.	121,100	292,703
#	High Liner Foods, Inc.	106,290	860,113
#*	Home Capital Group, Inc.	645,820	11,621,628
	Horizon North Logistics, Inc.	821,849	1,046,148
	Hudbay Minerals, Inc.	225,751	1,094,892
	Hudbay Minerals, Inc.	4,929,683	23,942,467
#	Hudson's Bay Co.	504,954	3,757,121
#	Husky Energy, Inc.	1,558,927	12,095,327
#	Hydro One, Ltd.	175,744	3,103,950
*	IA Financial Crop., Inc.	431,199	17,302,848
*	IAMGOLD Corp.	2,554,732	9,291,342
*	IBI Group, Inc.	78,700	305,307
	IGM Financial, Inc.	96,032	2,652,922
#*	Imperial Metals Corp.	149,442	283,077
	Imperial Oil, Ltd.	298,688	8,181,064
*	Indigo Books & Music, Inc.	13,523	82,738
	Information Services Corp.	13,744	168,598
	Innergex Renewable Energy, Inc.	410,895	4,679,303
	Intact Financial Corp.	56,112	5,230,261
	Inter Pipeline, Ltd.	479,456	8,068,433
#*	Interfor Corp.	525,210	4,763,421
*	Intertain Group, Ltd. (The)	9,266	76,737
	Intertape Polymer Group, Inc.	240,434	3,311,934
	Invesque, Inc.	82,683	610,201
*	IPL Plastics, Inc.	13,600	83,467
*	Ivanhoe Mines, Ltd., Class A	1,364,563	4,280,414
#	Just Energy Group, Inc.	369,329	1,284,452
	Just Energy Group, Inc.	6,432	22,319
#	K-Bro Linen, Inc.	23,264	695,382
#*	Kelt Exploration, Ltd.	914,003	2,894,781
	Keyera Corp.	598,031	15,215,852
*	Kinaxis, Inc.	70,759	4,450,987
#	Kinder Morgan Canada, Ltd.	105,523	902,678
	Kingsway Financial Services, Inc.	14,675	40,503
*	Kinross Gold Corp.	9,603,690	38,857,179
	Kirkland Lake Gold, Ltd.	981,289	40,580,962
*	Knight Therapeutics, Inc.	626,439	3,555,105
	KP Tissue, Inc.	39,140	241,993
	Labrador Iron Ore Royalty Corp.	230,597	5,496,728
#*	Largo Resources, Ltd.	590,400	832,053
	Lassonde Industries, Inc., Class A	1,900	266,328
#	Laurentian Bank of Canada	344,271	11,845,239
*	Leagold Mining Corp.	214,200	335,955
	Leon's Furniture, Ltd.	74,494	869,228
#	Linamar Corp.	319,294	10,814,094
	Loblaw Cos., Ltd.	318,360	16,518,615
#	Lucara Diamond Corp.	2,135,513	2,394,726
*	Lundin Gold, Inc.	72,700	430,758
	Lundin Mining Corp.	5,611,415	27,168,466
	Magellan Aerospace Corp.	94,088	1,165,585
	Magna International, Inc.	679,722	34,279,661
	Magna International, Inc.	588,549	29,674,641
*	Mainstreet Equity Corp.	18,782	868,088
*	Major Drilling Group International, Inc.	541,926	1,810,800
*	Mandalay Resources Corp.	42,348	42,034

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp.	405,767	$7,347,955
	Manulife Financial Corp.	1,467,342	26,529,543
	Maple Leaf Foods, Inc.	308,243	7,228,459
#*	Marathon Gold Corp.	329,000	311,600
	Martinrea International, Inc.	647,754	5,305,517
*	Maxim Power Corp.	24,537	35,324
	Mediagrif Interactive Technologies, Inc.	10,600	51,321
#	Medical Facilities Corp.	392,288	3,694,605
*	MEG Energy Corp.	1,561,826	6,567,764
	Melcor Developments, Ltd.	4,424	44,582
	Methanex Corp.	123,400	4,857,274
	Methanex Corp.	176,329	6,931,493
	Metro, Inc.	319,994	12,515,603
	Morguard Corp.	2,345	326,946
#	Morneau Shepell, Inc.	217,422	5,004,759
#	Mountain Province Diamonds, Inc.	32,000	28,125
#	MTY Food Group, Inc.	52,503	2,604,860
#	Mullen Group, Ltd.	513,059	3,922,386
#	National Bank of Canada	978,670	47,368,874
*	New Gold, Inc.	7,351,204	9,803,091
	NFI Group, Inc.	273,935	6,039,937
	Norbord, Inc.	89,592	2,076,539
#	Norbord, Inc.	61,484	1,423,969
	North American Construction Group, Ltd.	95,400	1,196,295
	North American Construction Group, Ltd.	9,700	121,250
	North West Co., Inc. (The)	216,659	4,959,288
	Northland Power, Inc.	440,880	8,391,351
	Nutrien, Ltd.	155,322	8,515,769
	Nutrien, Ltd.	442,850	24,272,630
*	NuVista Energy, Ltd.	1,187,779	2,447,915
#*	Obsidian Energy, Ltd.	346,078	377,597
*	Obsidian Energy, Ltd.	22,303	24,310
	OceanaGold Corp.	4,099,105	11,118,954
	Onex Corp.	64,608	3,903,012
	Open Text Corp.	222,200	9,476,919
	Open Text Corp.	99,517	4,242,410
*	Orbite Technologies, Inc.	174,500	5,235
	Osisko Gold Royalties, Ltd.	632,647	7,463,489
#*	Painted Pony Energy, Ltd.	2,470,728	1,741,004
	Pan American Silver Corp.	668,618	10,182,773
#	Pan American Silver Corp.	830,025	12,608,078
#*	Paramount Resources, Ltd., Class A	542,091	3,261,251
*	Parex Resources, Inc.	878,977	15,024,792
#	Parkland Fuel Corp.	410,937	13,429,090
	Pason Systems, Inc.	326,375	4,386,947
	Pembina Pipeline Corp.	25,060	909,313
	Pembina Pipeline Corp.	72,307	2,624,021
#*	Pengrowth Energy Corp.	2,468,480	813,600
#	Peyto Exploration & Development Corp.	1,013,161	3,070,649
*	PHX Energy Services Corp.	194,326	373,987
#*	Pine Cliff Energy, Ltd.	252,200	25,797
	Pizza Pizza Royalty Corp.	123,691	903,456
*	Points International, Ltd.	6,420	76,614
	Polaris Infrastructure, Inc.	68,704	716,816
	Pollard Banknote, Ltd.	24,687	452,664
#	PrairieSky Royalty, Ltd.	227,001	3,040,898
*	Precision Drilling Corp.	1,455,985	2,504,232
*	Precision Drilling Corp.	455,094	778,211
#*	Premier Gold Mines, Ltd.	1,021,734	1,718,631

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Premium Brands Holdings Corp.	117,854	$8,576,964
*	Pretium Resources, Inc.	356,835	3,869,002
#*	Pulse Seismic, Inc.	187,026	329,471
#	Quarterhill, Inc.	832,064	1,027,629
	Quebecor, Inc., Class B	464,603	10,525,557
#*	Questerre Energy Corp., Class A	145,025	23,076
*	Real Matters, Inc.	3,500	22,806
	Recipe Unlimited Corp.	87,267	1,776,682
	Reitmans Canada, Ltd., Class A	180,779	376,680
	Restaurant Brands International, Inc.	193,173	14,226,713
	Richelieu Hardware, Ltd.	177,191	3,498,710
#	Ritchie Bros Auctioneers, Inc.	129,128	4,662,032
	Ritchie Bros Auctioneers, Inc.	37,693	1,360,340
	Rocky Mountain Dealerships, Inc.	111,070	605,087
#	Rogers Communications, Inc., Class B	164,340	8,530,788
	Rogers Communications, Inc., Class B	123,672	6,417,340
#	Rogers Sugar, Inc.	602,064	2,572,845
*	Roxgold, Inc.	1,084,000	887,043
	Royal Bank of Canada	304,065	24,010,952
	Royal Bank of Canada	937,163	73,951,532
#*	Royal Nickel Corp.	273,000	105,493
	Russel Metals, Inc.	439,477	6,969,430
*	Sabina Gold & Silver Corp.	1,097,598	1,214,194
#*	Sandstorm Gold, Ltd.	1,158,908	7,130,120
	Saputo, Inc.	215,184	6,498,889
#	Savaria Corp.	36,700	333,409
#*	Seabridge Gold, Inc.	31,005	424,458
	Secure Energy Services, Inc.	884,091	4,702,469
*	SEMAFO, Inc.	1,568,990	6,288,799
*	Seven Generations Energy, Ltd., Class A	2,017,293	11,203,787
	Shaw Communications, Inc., Class B	235,352	4,613,242
	Shaw Communications, Inc., Class B	350,118	6,855,310
	ShawCor, Ltd.	280,351	3,670,606
*	Shopify, Inc., Class A	11,613	3,691,540
#	Sienna Senior Living, Inc.	183,305	2,749,992
#*	Sierra Wireless, Inc.	55,726	657,413
*	Sierra Wireless, Inc.	84,028	989,850
#	Sleep Country Canada Holdings, Inc.	142,863	2,012,292
#	SNC-Lavalin Group, Inc.	208,605	3,300,252
#*	Spin Master Corp.	70,979	2,016,754
#	Sprott, Inc.	612,417	1,800,408
*	SSR Mining, Inc.	426,933	6,595,824
*	SSR Mining, Inc.	271,594	4,182,548
	Stantec, Inc.	257,429	6,132,420
	Stantec, Inc.	70,845	1,686,819
#*	Stars Group, Inc. (The)	353,663	5,504,045
#*	Stars Group, Inc. (The)	299,491	4,657,085
#	Stella-Jones, Inc.	143,409	4,473,518
#*	STEP Energy Services, Ltd.	39,900	52,906
*	Stornoway Diamond Corp.	870,571	16,491
*	Strad, Inc.	1,000	1,326
*	Street Capital Group, Inc.	73,300	37,211
#	Stuart Olson, Inc.	189,701	500,197
	Sun Life Financial, Inc.	241,526	10,035,828
	Sun Life Financial, Inc.	373,530	15,460,407
	Suncor Energy, Inc.	804,361	23,080,140
	Suncor Energy, Inc.	2,387,585	68,523,689
#*	SunOpta, Inc.	98,969	282,062
#*	SunOpta, Inc.	115,193	328,175

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Superior Plus Corp.	993,775	$9,924,196
	Supremex, Inc.	91,498	173,318
#	Surge Energy, Inc.	2,530,283	2,415,636
*	Tamarack Valley Energy, Ltd.	1,466,550	2,400,173
*	Taseko Mines, Ltd.	1,765,483	815,991
	TC Energy Corp.	91,378	4,474,046
	TC Energy Corp.	109,224	5,347,607
#	Teck Resources, Ltd., Class A	5,209	107,551
	Teck Resources, Ltd., Class B	209,473	4,285,324
	Teck Resources, Ltd., Class B	2,272,029	46,553,874
	TELUS Corp.	87,440	3,143,017
*	Teranga Gold Corp.	452,477	1,758,756
#*	Tervita Corp.	69,862	353,596
	TFI International, Inc.	612,292	19,368,988
#	Thomson Reuters Corp.	142,978	9,602,644
	Tidewater Midstream and Infrastructure, Ltd.	123,700	119,970
#	Timbercreek Financial Corp.	53,531	393,026
#*	TMAC Resources, Inc.	114,800	519,288
	TMX Group, Ltd.	146,957	10,914,324
#	TORC Oil & Gas, Ltd.	1,316,665	4,100,237
*	Torex Gold Resources, Inc.	422,656	5,444,122
	Toromont Industries, Ltd.	230,107	11,541,963
#	Toronto-Dominion Bank (The)	680,144	39,758,380
#	Toronto-Dominion Bank (The)	473,365	27,663,451
	Total Energy Services, Inc.	240,394	1,267,723
	Tourmaline Oil Corp.	1,014,479	13,374,704
#	TransAlta Corp.	1,154,565	7,077,156
	TransAlta Corp.	421,210	2,577,805
	TransAlta Renewables, Inc.	405,806	4,209,338
	Transcontinental, Inc., Class A	557,497	6,412,187
	TransGlobe Energy Corp.	382,883	594,719
	TransGlobe Energy Corp.	30,106	46,664
#*	Trevali Mining Corp.	3,522,038	667,154
#*	Trican Well Service, Ltd.	2,346,763	1,724,776
	Tricon Capital Group, Inc.	479,675	3,630,818
*	Trisura Group, Ltd.	12,664	284,029
*	Trisura Group, Ltd.	58	1,308
#*	Turquoise Hill Resources, Ltd.	1,956,519	1,111,827
#*	Turquoise Hill Resources, Ltd.	263,904	153,143
#	Uni-Select, Inc.	210,722	1,915,945
	Valener, Inc.	150,633	2,956,050
#	Vermilion Energy, Inc.	265,602	4,759,420
	Vermilion Energy, Inc.	237,706	4,264,446
	Wajax Corp.	141,958	1,634,916
	Waste Connections, Inc.	72,502	6,577,424
	Waste Connections, Inc.	40,111	3,638,197
*	Wesdome Gold Mines Ltd.	549,251	2,796,611
	West Fraser Timber Co., Ltd.	361,841	14,144,095
#	Western Forest Products, Inc.	2,868,573	3,086,357
	WestJet Airlines, Ltd.	37,767	880,219
#	Westshore Terminals Investment Corp.	302,841	4,777,352
	Wheaton Precious Metals Corp.	224,054	5,856,844
#	Wheaton Precious Metals Corp.	183,172	4,784,453
	Whitecap Resources, Inc.	2,284,286	7,338,516
	Winpak, Ltd.	114,131	3,931,198
	WSP Global, Inc.	91,909	5,183,896
	Yamana Gold, Inc.	3,410,740	10,078,713
#	Yamana Gold, Inc.	135,431	399,521
*	Yangarra Resources, Ltd.	771,424	1,128,086

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Yellow Pages, Ltd.	91,812	$555,129
TOTAL CANADA			2,700,527,974
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	1,725,250	672,338
	China Flavors & Fragrances Co., Ltd.	1,091,350	229,941
*	China Medical & HealthCare Group, Ltd.	1,040,000	22,159
	Glory Sun Financial Group, Ltd.	1,100,000	42,108
TOTAL CHINA			966,546
DENMARK — (1.6%)
*	Agat Ejendomme A.S.	598,233	345,553
*	ALK-Abello A.S.	26,414	5,974,353
	Alm Brand A.S.	449,446	4,018,126
#	Ambu A.S., Class B	371,400	5,438,675
	AP Moller - Maersk A.S., Class A	3,243	3,471,570
#	AP Moller - Maersk A.S., Class B	5,579	6,264,369
#*	Bang & Olufsen A.S.	172,585	1,111,343
	BankNordik P/F	1,342	22,151
*	Bavarian Nordic A.S.	145,014	3,976,551
	Brodrene Hartmann A.S.	10,213	485,066
	Carlsberg A.S., Class B	160,478	21,919,656
	Chr Hansen Holding A.S.	210,010	18,337,412
	Coloplast A.S., Class B	96,551	11,276,735
	Columbus A.S.	310,362	541,205
	D/S Norden A.S.	204,719	3,063,274
	Danske Bank A.S.	652,882	9,690,445
#*	Demant A.S.	322,796	9,510,283
	DFDS A.S.	174,840	6,439,652
	Djurslands Bank A.S.	1,040	37,552
*	Drilling Co. of 1972 A.S. (The)	17,750	1,204,183
	DSV A.S.	264,202	25,216,444
#	FLSmidth & Co. A.S.	241,169	9,877,640
	Fluegger Group A.S.	350	15,651
*	Genmab A.S.	40,718	7,541,214
	GN Store Nord A.S.	766,596	36,363,742
	GronlandsBANKEN A.S.	33	2,766
	H Lundbeck A.S.	305,631	11,781,971
*	H+H International A.S., Class B	134,152	1,919,908
	Harboes Bryggeri A.S., Class B	2,462	28,261
	ISS A.S.	530,916	14,889,291
	Jeudan A.S.	2,667	402,658
*	Jyske Bank A.S.	455,492	14,516,387
	Matas A.S.	122,433	1,262,515
*	Nilfisk Holding A.S.	199,258	5,043,991
*	NKT A.S.	159,663	2,344,366
	NNIT A.S.	61,531	956,642
#	Novo Nordisk A.S., Sponsored ADR	595,283	28,525,961
	Novo Nordisk A.S., Class B	815,902	39,179,058
	Novozymes A.S., Class B	337,038	15,586,378
	Orsted A.S.	74,062	6,751,121
	Pandora A.S.	449,416	17,227,133
	Parken Sport & Entertainment A.S.	10,398	181,969
	Per Aarsleff Holding A.S.	96,111	3,166,896
	Ringkjoebing Landbobank A.S.	123,913	8,468,272
	Rockwool International A.S., Class A	818	179,672
	Rockwool International A.S., Class B	34,285	8,367,986
	Royal Unibrew A.S.	287,279	21,408,727

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	RTX A.S.	28,252	$669,693
	Scandinavian Tobacco Group A.S., Class A	109,762	1,158,410
	Schouw & Co., A.S.	84,316	6,275,787
	SimCorp A.S.	144,395	13,014,671
	Solar A.S., Class B	24,893	1,141,634
	Spar Nord Bank A.S.	341,669	3,015,927
	Sydbank A.S.	410,342	7,138,691
	Tivoli A.S.	1,281	130,513
	Topdanmark A.S.	319,685	16,385,769
*	TORM P.L.C.	24,343	200,575
	Tryg A.S.	377,714	11,528,271
	United International Enterprises	3,639	687,436
	Vestas Wind Systems A.S.	229,712	18,850,515
#*	Vestjysk Bank A.S.	465,423	284,007
*	Zealand Pharma A.S.	27,073	606,367
TOTAL DENMARK			475,423,040
FINLAND — (1.5%)
*	Adapteo Oyj	212,233	2,482,322
*	Afarak Group Oyj	18,424	17,430
#	Ahlstrom-Munksjo Oyj	58,584	964,706
	Aktia Bank Oyj	161,927	1,533,225
	Alandsbanken Abp, Class B	1,250	20,518
	Alma Media Oyj	59,478	421,892
	Apetit Oyj	3,389	32,236
	Asiakastieto Group Oyj	9,514	298,517
	Aspo Oyj	25,687	255,270
	Atria Oyj	54,112	456,128
#*	BasWare Oyj	8,919	175,264
#	Bittium Oyj	113,982	881,275
	Cargotec Oyj, Class B	195,761	5,796,004
	Caverion Oyj	125,974	836,599
#	Citycon Oyj	297,831	3,036,300
	Cramo Oyj	212,233	1,841,946
	Digia Oyj	14,070	50,940
	Elisa Oyj	379,350	17,818,830
	Finnair Oyj	421,333	2,968,829
#	Fiskars Oyj Abp	97,904	1,431,765
	Fortum Oyj	1,062,203	24,366,545
*	F-Secure Oyj	250,826	734,257
	Glaston Oyj ABP	11,415	15,633
#*	HKScan Oyj, Class A	165,652	291,314
#	Huhtamaki Oyj	647,668	24,602,627
	Ilkka-Yhtyma Oyj	29,672	119,717
	Kemira Oyj	707,052	10,428,239
	Kesko Oyj, Class A	6,046	340,362
	Kesko Oyj, Class B	353,884	21,430,405
	Kone Oyj, Class B	247,622	14,107,880
#	Konecranes Oyj	300,069	8,786,467
	Lassila & Tikanoja Oyj	176,549	2,685,440
#	Lehto Group Oyj	143,598	377,710
#	Metsa Board Oyj	996,017	4,968,450
	Metso Oyj	619,486	23,803,935
#	Neste Oyj	1,272,423	42,112,482
#	Nokia Oyj	3,176,929	17,122,549
	Nokia Oyj	1,186,596	6,418,872
	Nokian Renkaat Oyj	695,310	19,933,579
	Nordea Bank Abp	3,021,818	19,385,763
	Olvi Oyj, Class A	38,501	1,499,815

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class A	1,000	$2,214
	Oriola Oyj, Class B	729,540	1,644,850
	Orion Oyj, Class A	44,442	1,531,865
	Orion Oyj, Class B	436,906	14,946,672
#	Outokumpu Oyj	1,703,790	4,875,491
*	Outotec Oyj	769,767	4,804,906
	Pihlajalinna Oyj	29,717	361,748
#	Ponsse Oyj	52,110	1,638,132
*	QT Group Oyj	12,507	181,475
	Raisio Oyj, Class V	451,151	1,569,968
	Rapala VMC Oyj	15,713	52,162
	Raute Oyj, Class A	1,914	46,214
	Revenio Group Oyj	53,324	1,201,579
	Sampo Oyj, Class A	446,316	18,532,630
	Sanoma Oyj	504,321	4,992,391
*	Stockmann Oyj Abp, Class A	8,998	22,724
#*	Stockmann Oyj Abp, Class B	152,672	339,674
	Stora Enso Oyj, Sponsored ADR	57,314	656,611
#	Stora Enso Oyj, Class R	2,177,750	25,079,860
	Teleste Oyj	20,343	130,339
	Tieto Oyj	254,255	6,485,829
#	Tikkurila Oyj	157,150	2,442,088
	Tokmanni Group Corp.	83,745	757,224
	UPM-Kymmene Oyj	1,821,857	49,108,154
	Uponor Oyj	314,554	3,304,202
	Vaisala Oyj, Class A	44,936	1,015,160
#	Valmet Oyj	709,614	13,778,964
	Wartsila Oyj Abp	973,650	12,232,655
#	YIT Oyj	748,884	4,144,044
TOTAL FINLAND			460,731,862
FRANCE — (7.9%)
	ABC arbitrage	95,467	666,701
	Accor SA	62,634	2,794,434
	Actia Group	56,471	285,438
	Aeroports de Paris	35,224	6,055,350
*	Air France-KLM	1,982,827	20,669,908
	Air Liquide SA	414,846	57,263,783
#	Airbus SE	503,228	71,136,745
	Akka Technologies	37,306	2,634,648
	AKWEL	73,993	1,454,208
	Albioma SA	149,588	3,971,144
#	Alstom SA	416,703	17,946,881
	Altamir	42,488	759,809
	Alten SA	146,959	18,180,215
	Altran Technologies SA	1,167,120	18,411,733
	Amundi SA	104,543	7,193,032
	APRIL SA	36,196	868,337
	Arkema SA	413,435	37,211,446
	Assystem SA	45,716	1,942,110
	Atos SE	257,632	20,716,434
	Aubay	40,304	1,417,656
	AXA SA, Sponsored ADR	400,668	10,036,733
	AXA SA	1,492,071	37,582,651
	Axway Software SA	24,704	343,489
*	Baikowski SAS	1,337	24,587
#	Bastide le Confort Medical	13,234	537,992
	Beneteau SA	153,533	1,599,787
	Bigben Interactive	55,020	737,876

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	BioMerieux	140,945	$11,927,166
	BNP Paribas SA	967,552	45,281,450
	Boiron SA	30,194	1,341,472
	Bollore SA	1,560,155	6,709,197
	Bonduelle SCA	94,385	2,792,444
#*	Bourbon Corp.	155,086	602,593
	Bouygues SA	832,465	29,801,476
	Bureau Veritas SA	601,068	14,976,940
	Burelle SA	94	88,176
	Capgemini SE	190,545	24,192,414
	Carrefour SA	1,813,668	34,852,099
#	Casino Guichard Perrachon SA	261,016	9,657,242
	Catering International Services	6,197	81,841
*	Cegedim SA	7,650	235,944
*	CGG SA	1,563,561	3,429,878
#	Chargeurs SA	97,135	1,794,620
	Cie de Saint-Gobain	922,600	35,343,509
	Cie des Alpes	47,699	1,311,149
	Cie Generale des Etablissements Michelin SCA	583,291	64,481,275
#	Cie Plastic Omnium SA	374,678	9,884,678
	CNP Assurances	424,309	8,769,695
*	Coface SA	426,908	5,286,748
	Credit Agricole SA	1,071,537	12,755,538
	Danone SA, Sponsored ADR	37,413	644,252
	Danone SA	598,907	51,944,967
	Dassault Aviation SA	959	1,318,111
	Dassault Systemes SE	57,655	8,770,277
	Dassault Systemes SE, Sponsored ADR	10,986	1,677,013
	Derichebourg SA	797,706	2,949,728
	Devoteam SA	22,497	2,691,351
	Edenred	600,943	30,156,267
	Eiffage SA	545,963	53,947,887
	Electricite de France SA	1,802,165	22,309,346
	Electricite de Strasbourg SA	1,139	131,497
	Elior Group SA	592,408	7,747,398
	Elis SA	531,118	9,827,890
	Engie SA	2,260,043	34,780,909
	Eramet	60,586	2,897,557
#*	Erytech Pharma SA	2,820	17,974
#	EssilorLuxottica SA	169,760	22,979,780
	Esso SA Francaise	14,121	389,723
#	Etablissements Maurel et Prom	118,867	383,333
#	Eurofins Scientific SE	33,738	14,431,804
	Euronext NV	247,581	19,112,355
#	Europcar Mobility Group	750,842	4,701,851
	Eutelsat Communications SA	1,300,851	24,867,911
	Exel Industries, Class A	6,717	341,832
	Faurecia SE	352,644	16,688,014
	Fleury Michon SA	4,252	166,916
*	Fnac Darty S.A.	89,810	6,299,690
*	Fnac Darty SA (BLRZL56)	12,150	863,797
	Gaumont SA	768	97,622
	Gaztransport Et Technigaz SA	85,230	7,732,493
	GEA	181	20,085
	Getlink SE	873,178	12,608,034
	GL Events	60,870	1,656,091
	Groupe Crit	22,919	1,540,575
	Groupe Gorge	11,765	187,315
	Groupe Open	22,048	383,178

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Guerbet	40,742	$2,353,571
	Haulotte Group SA	46,203	358,753
#	HERIGE SADCS	1,725	49,682
	Hermes International	23,514	16,516,799
#*	HEXAOM	15,998	587,874
*	ID Logistics Group	7,363	1,378,328
#	Iliad SA	152,068	15,721,432
#	Imerys SA	180,738	7,555,668
	Ingenico Group SA	333,067	31,557,471
	Interparfums SA	20,605	974,930
	Ipsen SA	69,386	7,938,644
	IPSOS	179,881	4,919,314
	Jacquet Metal Service SA	81,364	1,449,376
	JCDecaux SA	106,130	3,055,565
	Kaufman & Broad SA	123,831	5,084,762
	Kering SA	52,768	27,255,264
	Korian SA	284,992	11,248,859
	Lagardere SCA	820,890	18,548,324
#*	Latecoere SACA	363,509	1,528,132
	Laurent-Perrier	3,871	381,573
#	Le Belier	11,601	351,859
	Lectra	104,988	2,151,558
	Legrand SA	317,355	22,354,947
	Linedata Services	18,028	572,265
	LISI	121,116	3,511,112
	LNA Sante SA	32,265	1,780,391
	L'Oreal SA	82,717	22,132,119
	LVMH Moet Hennessy Louis Vuitton SE	248,440	102,620,440
#	Maisons du Monde SA	85,558	1,713,578
	Manitou BF SA	37,488	885,370
	Manutan International	2,849	229,614
	Mersen SA	80,301	2,873,935
*	METabolic EXplorer SA	130,246	217,087
	Metropole Television SA	215,202	3,733,238
	Mr Bricolage SA	8,989	34,156
	Natixis SA	2,014,726	8,079,686
	Neopost SA	176,973	3,555,845
	Nexans SA	358,350	12,116,138
	Nexity SA	241,193	11,580,506
#*	Nicox	71,997	370,710
	NRJ Group	70,505	520,901
	Oeneo SA	145,323	1,667,223
#*	Onxeo SA	191,619	155,721
*	Onxeo SA	12,362	9,908
	Orange SA, Sponsored ADR	206,198	3,035,235
	Orange SA	4,330,858	64,194,072
#	Orpea	118,273	14,776,749
#	Pernod Ricard SA	27,272	4,785,788
	Peugeot SA	3,354,230	79,169,860
#*	Pierre & Vacances SA	22,303	419,609
#	Plastivaloire	82,693	554,265
	PSB Industries SA	1,337	37,485
	Publicis Groupe SA, ADR	97,524	1,206,372
	Publicis Groupe SA	712,111	35,139,690
#	Rallye SA	601,121	2,818,675
#*	Recylex SA	65,252	278,104
#	Remy Cointreau SA	5,938	878,631
	Renault SA	473,234	26,395,887
	Rexel SA	1,567,158	17,498,836

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Robertet SA	1,600	$1,138,217
	Rothschild & Co.	19,018	595,539
#	Rubis SCA	270,297	15,231,217
	Safran SA	169,931	24,395,444
	Samse SA	943	164,583
#	Sanofi, ADR	483,567	20,164,744
	Sanofi	432,160	36,012,692
	Sartorius Stedim Biotech	44,668	7,118,490
	Savencia SA	16,829	1,241,345
	Schneider Electric SE	394,440	34,030,735
	Schneider Electric SE	19,869	1,694,003
	SCOR SE	590,615	24,270,988
	SEB SA	108,639	17,377,040
	Seche Environnement SA	7,553	291,733
	SES SA	2,009,446	33,186,904
#	Societe BIC SA	149,609	10,426,074
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	138,669
#	Societe Generale SA	743,161	18,203,480
	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	162,327
#	Sodexo SA	174,906	20,079,616
	Sodexo SA, Sponsored ADR	19,000	434,910
	Sodexo SA	8,908	1,022,109
*	SOITEC	86,494	8,975,844
#*	Solocal Group	2,109,096	1,746,590
	Somfy SA	21,663	1,957,951
	Sopra Steria Group	79,407	10,218,976
#	SPIE SA	414,293	7,679,158
	Stef SA	23,396	2,075,348
	STMicroelectronics NV	1,333,520	24,439,308
#	STMicroelectronics NV	348,213	6,354,887
	Suez	716,322	10,499,960
#	Sword Group	17,484	601,475
	Synergie SA	47,172	1,500,649
#	Tarkett SA	176,377	2,950,363
#*	Technicolor SA	654,977	554,452
*	Technicolor SA, Sponsored ADR	4,360	3,641
	Teleperformance	206,991	43,361,930
#	Television Francaise 1	367,879	3,685,771
	Thales SA	226,701	25,543,304
#	Thermador Groupe	10,096	637,581
	Total Gabon	985	145,381
	Total SA	2,441,383	126,537,322
	TOTAL SA, Sponsored ADR	498,910	25,813,603
*	Touax SA	2,435	13,135
	Trigano SA	44,907	4,505,490
*	Ubisoft Entertainment SA	363,647	29,911,670
#	Union Financiere de France BQE SA	5,747	116,152
	Valeo SA	491,786	15,325,249
#*	Vallourec SA	1,986,844	6,902,903
*	Valneva SE	69,711	236,330
	Veolia Environnement SA, ADR	45,884	1,157,194
	Veolia Environnement SA	469,800	11,855,800
	Vetoquinol SA	937	61,963
	Vicat SA	82,939	3,721,186
	VIEL & Cie SA	61,789	337,950
	Vilmorin & Cie SA	31,017	1,699,803
	Vinci SA	522,320	53,727,779
*	Virbac SA	13,860	2,572,807
#	Vivendi SA	456,263	12,672,727

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vranken-Pommery Monopole SA	8,008	$194,246
*	Worldline SA	155,297	11,097,318
	XPO Logistics Europe SADIR	23	7,748
TOTAL FRANCE			2,376,959,183
GERMANY — (6.7%)
#	1&1 Drillisch AG	63,723	1,913,746
	Aareal Bank AG	295,837	8,416,623
	Adidas AG	157,511	50,205,543
*	Adler Modemaerkte AG	44,428	149,387
#	ADLER Real Estate AG	80,664	1,109,095
	ADO Properties SA	55,050	2,358,443
*	ADVA Optical Networking SE	202,840	1,570,217
*	AIXTRON SE	208,127	2,322,923
#	All for One Group AG	3,921	181,440
#	Allgeier SE	18,167	471,489
	Allianz SE, Sponsored ADR	751,838	17,438,882
	Allianz SE	283,403	65,752,035
	Amadeus Fire AG	22,587	3,068,330
	Aroundtown SA	815,571	6,506,396
	Atoss Software AG	1,461	210,143
#	Aurubis AG	197,548	8,579,809
#	Axel Springer SE	240,113	16,573,274
	BASF SE	1,590,584	105,589,717
#	Basler AG	17,007	739,346
	Bauer AG	70,714	1,633,005
	Bayer AG, Sponsored ADR	41,308	670,429
	Bayer AG	680,592	44,081,247
	Bayerische Motoren Werke AG	932,150	68,596,021
#	BayWa AG	59,014	1,536,092
	Bechtle AG	87,173	9,656,216
	Beiersdorf AG	58,189	6,743,398
	Bertrandt AG	25,455	1,705,013
	bet-at-home.com AG	11,955	752,620
	Bijou Brigitte AG	12,164	535,841
#	Bilfinger SE	170,380	5,002,284
	Borussia Dortmund GmbH & Co. KGaA	511,276	5,094,125
	Brenntag AG	411,999	20,122,658
	CANCOM SE	101,804	5,691,469
	Carl Zeiss Meditec AG	50,771	5,562,935
*	CECONOMY AG	768,684	4,925,813
	CENIT AG	40,171	505,996
	CENTROTEC Sustainable AG	34,671	460,682
	Cewe Stiftung & Co. KGAA	48,896	4,516,646
	comdirect bank AG	80,197	827,660
	Commerzbank AG	2,170,923	14,731,106
	CompuGroup Medical SE	105,941	8,173,753
	Continental AG	181,053	24,823,173
#	Corestate Capital Holding SA	11,770	427,786
	Covestro AG	353,147	15,927,309
	CropEnergies AG	128,768	858,906
	CTS Eventim AG & Co. KGaA	263,509	13,140,180
	Daimler AG	2,440,186	126,099,967
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	199,991
#*	DEAG Deutsche Entertainment AG	11,718	53,890
*	Delticom AG	9,744	37,005
#	Deutsche Bank AG	2,143,847	16,572,073
	Deutsche Bank AG	1,493,279	11,662,509
	Deutsche Beteiligungs AG	69,732	2,435,885

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Boerse AG	232,112	$32,222,358
#	Deutsche EuroShop AG	178,392	4,826,518
	Deutsche Lufthansa AG	1,422,154	22,538,339
	Deutsche Pfandbriefbank AG	768,867	8,728,669
	Deutsche Post AG	1,124,113	36,563,488
	Deutsche Telekom AG, Sponsored ADR	512,237	8,375,075
	Deutsche Telekom AG	6,594,331	108,022,230
#	Deutsche Wohnen SE	365,284	13,321,198
	Deutz AG	1,103,060	7,614,674
*	Dialog Semiconductor P.L.C.	277,333	12,414,138
	DIC Asset AG	200,814	2,263,955
	DMG Mori AG	23,446	1,094,135
#	Dr Hoenle AG	20,233	1,268,517
	Draegerwerk AG & Co. KGaA	11,803	504,774
	Duerr AG	310,576	9,236,925
	E.ON SE	5,371,567	53,494,449
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,200	1,478,473
	EDAG Engineering Group AG	14,603	175,824
	Elmos Semiconductor AG	69,883	1,522,106
#*	ElringKlinger AG	161,679	917,667
	Evonik Industries AG	530,313	15,090,930
*	Evotec SE	293,238	8,263,610
	Fielmann AG	92,470	6,434,451
#	First Sensor AG	21,691	705,741
	Francotyp-Postalia Holding AG, Class A	22,684	86,965
	Fraport AG Frankfurt Airport Services Worldwide	124,047	10,359,540
	Freenet AG	900,337	17,567,047
	Fresenius Medical Care AG & Co. KGaA, ADR	48,688	1,692,882
	Fresenius Medical Care AG & Co. KGaA	536,726	37,174,072
	Fresenius SE & Co. KGaA	594,150	29,688,102
	Fuchs Petrolub SE	65,007	2,283,082
	GEA Group AG	262,238	6,508,758
	Gerresheimer AG	203,337	15,815,942
	Gesco AG	28,342	725,181
	GFT Technologies SE	129,427	1,001,070
	Grand City Properties SA	203,632	4,587,565
	GRENKE AG	23,631	2,028,307
*	H&R GmbH & Co. KGaA	73,382	517,634
	Hamburger Hafen und Logistik AG	191,733	4,833,413
	Hannover Rueck SE	85,792	13,378,089
#	Hapag-Lloyd AG	57,974	2,434,871
	Hawesko Holding AG	190	7,453
	HeidelbergCement AG	263,189	19,006,834
#*	Heidelberger Druckmaschinen AG	2,111,406	2,300,465
	Hella GmbH & Co KGaA	272,262	12,836,688
	Henkel AG & Co. KGaA	23,525	2,210,199
	Highlight Communications AG	42,880	201,368
	Hochtief AG	70,173	7,951,891
#	HolidayCheck Group AG	126,164	356,033
	Hornbach Baumarkt AG	28,510	526,241
	Hugo Boss AG	281,634	17,700,870
	Indus Holding AG	84,980	3,372,559
#	Infineon Technologies AG	1,027,861	19,038,213
	Infineon Technologies AG, ADR	340,602	6,410,130
	Innogy SE	256,435	10,774,556
#	Isra Vision AG	49,830	2,158,324
	IVU Traffic Technologies AG	25,337	247,699
	Jenoptik AG	92,206	2,583,913
	K+S AG	1,125,491	18,164,073

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	424,095	$22,605,052
#	Kloeckner & Co. SE	363,508	1,783,923
#	Koenig & Bauer AG	87,648	3,518,575
	Krones AG	42,754	2,429,853
	KSB SE & Co. KGaA	267	87,802
	KWS Saat SE & Co., KGaA	21,275	1,480,084
	Lanxess AG	504,778	30,045,660
	LEG Immobilien AG	214,219	24,703,974
#	Leifheit AG	29,884	645,651
#*	Leoni AG	218,605	2,931,467
#*	LPKF Laser & Electronics AG	27,049	209,904
#*	Manz AG	14,371	353,300
	MasterFlex SE	1,291	8,427
	Mediclin AG	12,692	71,118
#*	Medigene AG	16,352	118,400
	Merck KGaA	55,672	5,678,201
#	METRO AG	1,278,547	19,666,377
	MLP SE	209,451	1,041,336
	MTU Aero Engines AG	220,081	54,843,489
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	129,545	30,871,563
	Nemetschek SE	256,845	14,279,852
	Nexus AG	9,611	338,338
*	Nordex SE	301,510	3,529,659
	Norma Group SE	254,168	9,113,112
#	OHB SE	34,731	1,273,933
#	OSRAM Licht AG	246,478	9,277,449
#	Paragon GmbH & Co. KGaA	9,291	178,743
#	Patrizia AG	204,882	3,957,845
#*	Petro Welt Technologies AG	6,669	27,659
	Pfeiffer Vacuum Technology AG	47,316	6,599,263
#	PNE AG	376,663	1,196,872
	Progress-Werk Oberkirch AG	4,789	137,088
	ProSiebenSat.1 Media SE	465,417	6,011,849
	PSI Software AG	11,158	211,142
	Puma SE	131,920	9,190,414
	Puma SE	28,540	1,998,307
#*	QIAGEN NV	147,931	5,615,055
#	QSC AG	689,741	1,045,398
#*	R Stahl AG	4,599	136,094
	Rational AG	7,421	5,051,408
	Rheinmetall AG	330,609	37,515,173
	RHOEN-KLINIKUM AG	98,878	2,621,134
	RIB Software SE	121,528	2,615,595
#*	Rocket Internet SE	136,293	3,834,730
	RTL Group SA	174,414	8,563,752
	RWE AG	1,088,834	29,419,045
#	S&T AG	153,317	3,578,575
#	SAF-Holland SA	291,137	2,999,909
	Salzgitter AG	209,050	4,512,730
	SAP SE, Sponsored ADR	52,887	6,506,688
	SAP SE	161,165	19,700,166
#*	Schaltbau Holding AG	19,850	618,642
#	Secunet Security Networks AG	4,287	579,546
#*	Senvion SA	2,280	791
#*	SGL Carbon SE	77,815	523,232
	Siemens AG, Sponsored ADR	209,586	11,464,354
	Siemens AG	143,078	15,571,652
	Siltronic AG	92,377	7,072,116
	Sixt Leasing SE	45,836	547,814

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Sixt SE	89,285	$9,169,158
*	SMA Solar Technology AG	37,435	897,724
#*	SMT Scharf AG	6,081	85,727
	Softing AG	10,451	84,007
	Software AG	124,078	3,482,834
	Stabilus SA	53,047	2,417,509
	STRATEC SE	2,081	135,703
	Stroeer SE & Co. KGaA	135,812	10,698,451
	Suedzucker AG	423,340	6,574,352
#*	SUESS MicroTec SE	81,559	806,218
#	Surteco Group SE	32,575	845,668
	Symrise AG	185,942	17,133,212
#	Syzygy AG	4,986	50,019
	TAG Immobilien AG	640,029	15,067,099
	Takkt AG	155,062	2,117,244
*	Talanx AG	175,368	7,358,905
	Technotrans SE	45,579	973,859
#*	Tele Columbus AG	41,274	91,561
	Telefonica Deutschland Holding AG	1,654,475	4,165,308
#	Thyssenkrupp AG	323,226	4,136,485
	TLG Immobilien AG	178,262	5,232,285
	Traffic Systems SE	9,711	193,568
	TUI AG	561,525	5,563,232
	Uniper SE	588,060	18,117,692
#	United Internet AG	437,860	12,987,756
	VERBIO Vereinigte BioEnergie AG	105,064	835,942
	Volkswagen AG	104,003	17,731,938
	Vonovia SE	344,511	16,820,520
	Vossloh AG	33,977	1,331,762
#	Wacker Chemie AG	119,003	8,792,532
	Wacker Neuson SE	164,378	3,293,544
	Washtec AG	52,753	2,791,107
	Wirecard AG	142,891	23,721,403
	Wuestenrot & Wuerttembergische AG	81,010	1,611,803
#	XING SE	12,707	4,866,775
#*	Zalando SE	50,544	2,312,215
	Zeal Network SE	43,444	861,311
TOTAL GERMANY			2,004,394,502
HONG KONG — (2.9%)
	Aeon Credit Service Asia Co., Ltd.	28,000	24,083
	Aeon Stores Hong Kong Co., Ltd.	32,000	15,413
#	Agritrade Resources, Ltd.	19,430,000	2,781,438
	AIA Group, Ltd.	7,873,800	80,743,777
	Alco Holdings, Ltd.	504,000	30,879
	Allied Group, Ltd.	76,000	420,453
	Allied Properties HK, Ltd.	4,698,393	1,041,562
	Alltronics Holdings, Ltd.	894,800	57,047
	APAC Resources, Ltd.	191,695	24,503
*	Applied Development Holdings, Ltd.	9,075,000	376,442
	Arts Optical International Hldgs, Ltd.	70,000	15,490
	Asia Financial Holdings, Ltd.	400,000	218,011
	Asia Satellite Telecommunications Holdings, Ltd.	181,500	222,930
	Asia Standard International Group, Ltd.	2,109,561	413,422
#	Asiasec Properties, Ltd.	299,000	62,825
#	ASM Pacific Technology, Ltd.	1,505,200	17,584,458
	Associated International Hotels, Ltd.	79,000	228,408
*	Auto Italia Holdings	2,475,000	20,883
	Bank of East Asia, Ltd. (The)	1,990,285	5,751,987

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BeijingWest Industries International, Ltd.	492,400	$40,103
*	Best Food Holding Co., Ltd.	392,000	55,509
	BOC Aviation, Ltd.	1,248,800	10,758,876
	BOC Hong Kong Holdings, Ltd.	4,333,000	16,510,443
	BOE Varitronix, Ltd.	3,025,000	984,341
*	Bonjour Holdings, Ltd.	5,884,000	112,482
	Bright Smart Securities & Commodities Group, Ltd.	4,552,000	811,118
*	Brightoil Petroleum Holdings, Ltd.	8,021,000	1,152,715
*	Brockman Mining, Ltd.	2,850,520	58,590
	Build King Holdings, Ltd.	860,000	116,762
*	Burwill Holdings, Ltd.	9,641,600	115,841
	Cafe de Coral Holdings, Ltd.	2,414,000	8,027,022
#	Camsing International Holding, Ltd.	564,000	83,575
	Cathay Pacific Airways, Ltd.	3,462,000	4,882,642
	CCT Fortis Holdings, Ltd.	216,000	18,205
#*	Central Wealth Group Holdings, Ltd.	40,945,301	441,749
	Century City International Holdings, Ltd.	3,792,000	315,704
	CGN Mining Co., Ltd.	2,380,000	99,707
	Chen Hsong Holdings	360,000	120,609
	Cheuk Nang Holdings, Ltd.	111,811	60,363
	Chevalier International Holdings, Ltd.	130,276	186,217
*	China Best Group Holding, Ltd.	3,490,000	80,276
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	169,254
*	China Energy Development Holdings, Ltd.	33,734,000	931,446
*	China Healthwise Holdings, Ltd.	2,824,000	17,193
*	China Ludao Technology Co., Ltd.	404,000	54,208
	China Motor Bus Co., Ltd.	6,800	108,769
#	China New Higher Education Group, Ltd.	1,289,000	497,172
#*	China Smarter Energy Group Holdings, Ltd.	1,462,000	46,664
*	China Solar Energy Holdings, Ltd.	1,033,500	4,456
#	China Star Entertainment, Ltd.	8,466,000	935,159
#*	China Strategic Holdings, Ltd.	68,970,000	506,032
*	China Tonghai International Financial, Ltd.	210,000	10,308
	Chinese Estates Holdings, Ltd.	1,191,000	1,079,305
*	Chinlink International Holdings, Ltd.	634,800	76,926
	Chong Hing Bank, Ltd.	45,000	77,826
	Chow Sang Sang Holdings International, Ltd.	1,350,000	1,840,292
	Chow Tai Fook Jewellery Group, Ltd.	3,240,600	3,089,972
	Chuang's China Investments, Ltd.	6,944,219	433,020
	Chuang's Consortium International, Ltd.	4,463,553	954,075
	CITIC Telecom International Holdings, Ltd.	11,582,000	4,779,820
	CK Asset Holdings, Ltd.	1,810,908	13,616,457
	CK Hutchison Holdings, Ltd.	2,442,908	22,828,923
	CK Infrastructure Holdings, Ltd.	780,545	6,051,592
#	CK Life Sciences Intl Holdings, Inc.	11,806,000	591,317
	CLP Holdings, Ltd.	737,500	8,018,572
*	CMIC Ocean En-Tech Holding Co., Ltd.	319,000	11,732
	CNQC International Holdings, Ltd.	3,362,500	600,389
	CNT Group, Ltd.	814,000	39,658
#*	Common Splendor International Health Industry Group, Ltd.	3,644,000	269,352
	Continental Holdings, Ltd.	440,000	4,880
#	Convenience Retail Asia, Ltd.	122,000	62,804
#*	Convoy Global Holdings, Ltd.	25,290,000	101,119
#*	Cosmopolitan International Holdings, Ltd.	1,190,000	223,247
#	Cowell e Holdings, Inc.	8,502,000	1,467,127
*	CP Lotus Corp.	1,420,000	18,690
	Crocodile Garments	2,682,000	239,259
	Cross-Harbour Holdings, Ltd. (The)	307,964	444,316
	CSI Properties, Ltd.	25,664,200	1,142,651

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	CST Group, Ltd.	83,595,800	$265,295
*	CW Group Holdings, Ltd.	1,730,500	9,572
	Dah Sing Banking Group, Ltd.	1,566,902	2,724,674
	Dah Sing Financial Holdings, Ltd.	908,044	4,071,489
	Dickson Concepts International, Ltd.	361,000	218,737
#*	Digital Domain Holdings, Ltd.	6,790,000	91,563
	Dynamic Holdings, Ltd.	30,000	30,616
	Eagle Nice International Holdings, Ltd.	1,394,000	432,653
	EcoGreen International Group, Ltd.	386,240	73,717
*	eForce Holdings, Ltd.	4,144,000	91,756
	Emperor Capital Group, Ltd.	17,808,000	621,500
	Emperor Entertainment Hotel, Ltd.	2,825,000	564,794
	Emperor International Holdings, Ltd.	6,568,416	1,646,524
	Emperor Watch & Jewellery, Ltd.	18,900,000	464,294
*	ENM Holdings, Ltd.	2,608,000	251,654
#*	Esprit Holdings, Ltd.	12,682,313	2,098,863
*	Eternity Investment, Ltd.	520,000	10,966
	Fairwood Holdings, Ltd.	267,000	880,301
	Far East Consortium International, Ltd.	7,366,504	3,495,654
*	Far East Holdings International, Ltd.	1,383,000	54,670
#*	FIH Mobile, Ltd.	30,478,000	4,276,315
	First Pacific Co., Ltd.	9,907,756	4,130,805
#*	First Shanghai Investments, Ltd.	12,440,000	691,545
	Fountain SET Holdings, Ltd.	8,828,000	1,330,635
	Four Seas Mercantile Holdings, Ltd.	36,000	14,723
*	Freeman Fintech Corp, Ltd.	6,722,000	175,995
	Future Bright Holdings, Ltd.	1,410,000	70,621
*	Future World Financial Holdings, Ltd.	187,783	1,622
	Galaxy Entertainment Group, Ltd.	2,851,000	19,407,607
#	Genting Hong Kong, Ltd.	746,000	91,058
	Get Nice Financial Group, Ltd.	798,824	92,347
#	Get Nice Holdings, Ltd.	85,991,000	2,903,393
	Giordano International, Ltd.	10,740,000	3,690,358
#	Global Brands Group Holding, Ltd.	3,451,524	272,399
#	Glorious Sun Enterprises, Ltd.	1,763,000	197,679
*	Glory Sun Land Group, Ltd.	1,268,500	134,370
	Gold Peak Industries Holdings, Ltd.	605,000	63,198
	Golden Resources Development International, Ltd.	924,000	65,977
#*	Gold-Finance Holdings, Ltd.	2,104,000	19,352
*	Good Resources Holdings, Ltd.	5,300,000	74,310
#*	Goodbaby International Holdings, Ltd.	2,731,000	560,473
*	GR Properties, Ltd.	914,000	135,560
	Great Eagle Holdings, Ltd.	459,213	1,861,377
#*	Great Harvest Maeta Group Holdings, Ltd.	1,105,000	224,111
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,030
*	Greenheart Group, Ltd.	248,200	9,509
*	Greentech Technology International, Ltd.	1,300,000	9,812
*	G-Resources Group, Ltd.	415,369,200	2,953,904
	Guangnan Holdings, Ltd.	1,986,000	230,309
	Guoco Group, Ltd.	26,000	409,612
#	Guotai Junan International Holdings, Ltd.	17,224,000	2,720,979
#	Haitong International Securities Group, Ltd.	17,371,139	5,088,747
	Hang Lung Group, Ltd.	2,656,000	6,822,242
	Hang Lung Properties, Ltd.	3,583,000	8,425,515
	Hang Seng Bank, Ltd.	992,900	23,599,039
	Hanison Construction Holdings, Ltd.	909,496	154,148
*	Hao Tian Development Group, Ltd.	11,814,900	376,829
	Harbour Centre Development, Ltd.	158,000	272,105
	Henderson Land Development Co., Ltd.	1,850,284	9,569,941

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HK Electric Investments & HK Electric Investments, Ltd.	2,691,000	$2,727,951
	HKBN, Ltd.	2,799,500	5,054,043
*	HKBridge Financial Holdings, Ltd.	32,000	2,784
	HKR International, Ltd.	3,969,238	2,015,566
	HKT Trust & HKT, Ltd.	14,801,000	23,643,640
	Hoifu Energy Group, Ltd.	1,126,000	126,579
	Hon Kwok Land Investment Co., Ltd.	234,000	116,666
	Hong Kong & China Gas Co., Ltd.	4,687,793	10,351,120
	Hong Kong Exchanges & Clearing, Ltd.	1,036,070	34,897,177
#	Hong Kong Ferry Holdings Co., Ltd.	123,000	129,947
*	Hong Kong Finance Investment Holding Group, Ltd.	1,834,000	205,834
	Hong Kong Shanghai Alliance Holdings, Ltd.	196,000	14,368
#*	Hong Kong Television Network, Ltd.	1,567,000	903,361
	Hongkong & Shanghai Hotels, Ltd. (The)	1,563,924	2,038,258
	Hongkong Chinese, Ltd.	3,741,143	480,083
#	Honma Golf, Ltd.	558,000	496,744
	Hop Hing Group Holdings, Ltd.	4,256,000	69,921
#*	Hsin Chong Group Holdings, Ltd.	7,804,000	261,690
*	Huan Yue Interactive Holdings, Ltd.	279,000	20,659
*	Huarong Investment Stock Corp., Ltd.	495,000	25,155
	Hung Hing Printing Group, Ltd.	1,234,524	179,114
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,312,000	1,799,449
	Hysan Development Co., Ltd.	962,215	4,584,020
*	I-CABLE Communications, Ltd.	5,201,153	63,543
	IGG, Inc.	4,599,000	4,369,479
*	Imagi International Holdings, Ltd.	1,130,799	286,902
	International Housewares Retail Co., Ltd.	1,170,000	320,519
	IPE Group, Ltd.	2,010,000	203,732
*	IRC, Ltd.	5,830,000	126,253
	IT, Ltd.	3,289,087	1,201,012
#	ITC Properties Group, Ltd.	1,693,594	341,884
#	Johnson Electric Holdings, Ltd.	2,302,127	4,137,700
	Kader Holdings Co., Ltd.	1,016,000	116,531
	Kam Hing International Holdings, Ltd.	74,000	5,205
	Karrie International Holdings, Ltd.	1,668,000	242,456
	Kerry Logistics Network, Ltd.	2,588,791	4,438,636
	Kerry Properties, Ltd.	2,482,583	9,322,115
	Kingmaker Footwear Holdings, Ltd.	1,350,000	214,028
#	Kingston Financial Group, Ltd.	8,261,000	1,531,888
	Kowloon Development Co., Ltd.	1,645,000	2,066,990
*	Kwan On Holdings, Ltd.	700,000	43,451
	Lai Sun Development Co., Ltd.	1,212,987	1,710,652
	Lam Soon Hong Kong, Ltd.	12,000	21,923
*	Landing International Development, Ltd.	4,962,000	698,252
	Landsea Green Group Co., Ltd.	584,000	68,430
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	118,500	42,745
*	Lerado Financial Group Co., Ltd.	740,000	2,250
#*	Lerthai Group, Ltd.	38,000	34,919
#*	Leyou Technologies Holdings, Ltd.	345,000	98,358
	Li & Fung, Ltd.	34,535,250	4,813,397
	Lifestyle International Holdings, Ltd.	2,327,500	3,180,366
	Lippo China Resources, Ltd.	12,586,000	281,533
	Lippo, Ltd.	236,000	88,753
	Liu Chong Hing Investment, Ltd.	858,000	1,301,052
	L'Occitane International SA	2,236,500	4,645,425
#	Luk Fook Holdings International, Ltd.	1,793,000	5,408,649
	Luks Group Vietnam Holdings Co., Ltd.	130,000	29,389
	Lung Kee Bermuda Holdings	432,000	146,271

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Macau Legend Development, Ltd.	7,163,000	$1,022,479
	Magnificent Hotel Investment, Ltd.	4,616,000	104,544
#	Man Wah Holdings, Ltd.	12,421,600	5,988,585
#	Mason Group Holdings, Ltd.	39,723,200	601,855
	Master Glory Group, Ltd.	807,080	26,806
*	Maxnerva Technology Services, Ltd.	196,000	12,224
*	Mei Ah Entertainment Group, Ltd.	240,000	6,053
#	Melco International Development, Ltd.	4,603,000	11,199,973
	Melco Resorts & Entertainment, Ltd., ADR	47,606	1,069,707
	MGM China Holdings, Ltd.	1,893,200	3,093,724
#	Microport Scientific Corp.	857,000	718,485
	Midland Holdings, Ltd.	1,512,364	257,392
	Million Hope Industries Holdings, Ltd.	363,798	31,434
	Ming Fai International Holdings, Ltd.	719,000	89,047
	Miramar Hotel & Investment	435,000	915,921
	Modern Dental Group, Ltd.	566,000	91,355
*	Mongolian Mining Corp.	18,964,750	239,022
	MTR Corp., Ltd.	806,632	5,293,503
	NagaCorp., Ltd.	11,416,000	17,159,774
	Nameson Holdings, Ltd.	4,556,000	281,384
	National Electronics Hldgs	61,600	9,604
*	National United Resources Holdings, Ltd.	3,320,000	11,281
*	Neo-Neon Holdings, Ltd.	5,893,000	451,686
*	NEW Concepts Holdings, Ltd.	632,000	117,583
*	New Times Energy Corp., Ltd.	7,013,000	66,666
	New World Development Co., Ltd.	15,818,139	22,271,778
*	NewOcean Energy Holdings, Ltd.	4,708,000	995,519
#	NOVA Group Holdings, Ltd.	1,480,000	330,244
#	NWS Holdings, Ltd.	2,634,221	4,890,970
*	OCI International Holdings, Ltd.	40,000	6,367
	OP Financial, Ltd.	1,436,000	359,037
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,285,000	122,693
	Oriental Watch Holdings	1,992,240	588,174
#	Oshidori International Holdings, Ltd.	17,682,000	2,179,504
*	Pacific Andes International Holdings, Ltd.	11,918,411	41,717
#	Pacific Basin Shipping, Ltd.	21,825,000	4,480,580
	Pacific Textiles Holdings, Ltd.	5,606,000	4,421,722
	Paliburg Holdings, Ltd.	928,790	356,004
#	Paradise Entertainment, Ltd.	1,944,000	297,756
	PC Partner Group, Ltd.	1,306,000	308,493
	PCCW, Ltd.	24,582,265	14,019,351
*	Pegasus International Holdings, Ltd.	82,000	9,798
	Perfect Shape Medical, Ltd.	1,380,000	656,017
#	Pico Far East Holdings, Ltd.	3,302,000	1,020,073
	Playmates Holdings, Ltd.	3,856,000	579,661
*	Playmates Toys, Ltd.	4,012,000	377,489
	Plover Bay Technologies, Ltd.	904,000	149,309
	Polytec Asset Holdings, Ltd.	22,037,700	2,835,734
	Power Assets Holdings, Ltd.	865,000	6,182,386
	Prada SpA	926,700	2,844,740
*	PT International Development Co., Ltd.	3,548,550	205,924
	Public Financial Holdings, Ltd.	946,000	393,260
*	PuraPharm Corp., Ltd.	47,500	12,393
*	PYI Corp., Ltd.	35,434,552	478,393
	Rare Earth Magnesium Technology Group Holdings, Ltd.	1,420,000	52,273
*	Realord Group Holdings, Ltd.	636,000	360,679
#	Regal Hotels International Holdings, Ltd.	1,547,400	938,273
*	Regent Pacific Group, Ltd.	7,980,000	229,255
#	Regina Miracle International Holdings, Ltd.	946,000	710,171

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Sa Sa International Holdings, Ltd.	8,031,062	$2,250,048
*	Samson Holding, Ltd.	196,000	8,871
	Samsonite International SA	6,462,600	12,654,349
	Sands China, Ltd.	1,830,400	8,785,674
	SAS Dragon Holdings, Ltd.	1,306,000	386,512
#	SEA Holdings, Ltd.	663,918	782,289
	Shangri-La Asia, Ltd.	2,614,166	3,180,577
	Shenwan Hongyuan HK, Ltd.	2,725,000	483,712
	Shun Ho Property Investments, Ltd.	70,224	25,015
	Shun Tak Holdings, Ltd.	21,290,250	7,860,891
*	Silver Base Group Holdings, Ltd.	2,706,000	101,873
#*	Sincere Watch Hong Kong, Ltd.	5,990,000	125,100
	Sing Tao News Corp., Ltd.	892,000	99,561
	Singamas Container Holdings, Ltd.	7,952,000	1,051,168
	Sino Land Co., Ltd.	6,156,598	9,969,855
	SITC International Holdings Co., Ltd.	6,698,000	7,382,810
	Sitoy Group Holdings, Ltd.	1,298,000	202,219
	SJM Holdings, Ltd.	7,198,699	7,814,746
	SmarTone Telecommunications Holdings, Ltd.	3,135,930	2,881,915
*	SOCAM Development, Ltd.	342,309	90,141
*	Solartech International Holdings, Ltd.	5,740,000	53,276
*	Solartech International Holdings, Ltd.	1,920,000	19,467
*	Solomon Systech International, Ltd.	5,494,000	142,797
	Soundwill Holdings, Ltd.	466,500	646,394
*	South China Holdings Co., Ltd.	2,720,000	72,192
*	South Shore Holdings, Ltd.	591,500	16,246
	Stella International Holdings, Ltd.	1,573,000	2,536,064
*	Success Universe Group, Ltd.	3,996,000	126,206
*	Summit Ascent Holdings, Ltd.	2,860,000	458,146
	Sun Hing Vision Group Holdings, Ltd.	122,000	43,765
	Sun Hung Kai & Co., Ltd.	4,054,787	1,860,841
	Sun Hung Kai Properties, Ltd.	1,091,511	17,590,074
	SUNeVision Holdings, Ltd.	916,000	675,792
	Swire Pacific, Ltd., Class A	1,071,000	12,207,339
	Swire Pacific, Ltd., Class B	1,867,500	3,325,388
	Swire Properties, Ltd.	756,250	2,730,740
	TAI Cheung Holdings, Ltd.	771,000	747,255
	Tai Sang Land Development, Ltd.	145,523	97,994
#	Tai United Holdings, Ltd.	2,694,300	72,518
*	Talent Property Group, Ltd.	18,555,000	99,310
#	Tan Chong International, Ltd.	372,000	112,928
	Tao Heung Holdings, Ltd.	795,000	147,295
	Techtronic Industries Co., Ltd.	3,200,500	23,800,987
	Television Broadcasts, Ltd.	1,056,400	1,697,239
*	Termbray Industries International Holdings, Ltd.	112,000	4,622
	Texwinca Holdings, Ltd.	3,690,000	1,091,186
*	Theme International Holdings, Ltd.	2,895,000	54,145
	TK Group Holdings, Ltd.	780,000	340,598
#*	TOM Group, Ltd.	320,000	66,796
#	Town Health International Medical Group, Ltd.	444,000	29,352
	Tradelink Electronic Commerce, Ltd.	2,312,000	368,238
	Transport International Holdings, Ltd.	1,031,002	2,961,495
*	Trinity, Ltd.	4,822,000	180,682
	Tsui Wah Holdings, Ltd.	2,518,000	192,356
	Union Medical Healthcare, Ltd.	796,000	697,552
	United Laboratories International Holdings, Ltd. (The)	3,727,500	2,041,567
*	Up Energy Development Group, Ltd.	2,252,000	6,962
*	Value Convergence Holdings, Ltd.	1,708,000	140,999
#	Value Partners Group, Ltd.	7,037,000	4,195,070

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Vanke Property Overseas, Ltd.	123,000	$76,504
	Vantage International Holdings, Ltd.	2,346,000	206,083
	Vedan International Holdings, Ltd.	1,404,000	138,938
	Victory City International Holdings, Ltd.	3,123,122	194,972
#	Vitasoy International Holdings, Ltd.	2,446,000	11,514,842
#	VPower Group International Holdings, Ltd.	558,000	185,138
	VSTECS Holdings, Ltd.	5,079,200	2,777,911
	VTech Holdings, Ltd.	711,000	6,235,697
	Wai Kee Holdings, Ltd.	318,000	209,992
	Wang On Group, Ltd.	42,540,000	563,563
#*	We Solutions, Ltd.	2,008,000	97,304
	WH Group, Ltd.	25,073,500	24,405,788
	Wharf Holdings, Ltd. (The)	2,811,750	6,836,718
	Wharf Real Estate Investment Co., Ltd.	812,750	5,127,076
	Wheelock & Co., Ltd.	1,404,000	8,835,127
	Win Hanverky Holdings, Ltd.	3,222,000	374,170
	Winfull Group Holdings, Ltd.	14,608,000	177,575
	Wing On Co. International, Ltd.	123,137	381,482
	Wing Tai Properties, Ltd.	462,000	312,036
*	Wonderful Sky Financial Group Holdings, Ltd.	944,000	129,408
	Wong's Kong King International	218,000	22,537
#	Wynn Macau, Ltd.	2,271,200	5,096,188
	Xinyi Glass Holdings, Ltd.	13,634,000	13,743,565
*	Yat Sing Holdings, Ltd.	220,000	4,347
	Yau Lee Holdings, Ltd.	134,000	23,191
	YGM Trading, Ltd.	90,000	85,244
	YT Realty Group, Ltd.	453,141	133,183
	YTO Express Holdings, Ltd.	174,000	51,886
	Yue Yuen Industrial Holdings, Ltd.	4,345,000	12,174,400
*	Zensun Enterprises, Ltd.	1,270,000	51,322
#*	Zhaobangji Properties Holdings, Ltd.	16,000	16,614
TOTAL HONG KONG			857,945,326
IRELAND — (0.6%)
	AIB Group P.L.C.	926,982	3,175,036
	Bank of Ireland Group P.L.C.	2,565,324	11,319,957
	C&C Group P.L.C.	923,292	4,201,556
	C&C Group P.L.C.	24,767	112,126
*	Cairn Homes P.L.C	125,546	149,068
	CRH P.L.C.	495,976	16,506,272
	CRH P.L.C., Sponsored ADR	758,259	25,295,520
	CRH P.L.C.	71,685	2,389,941
	Datalex P.L.C.	13,290	13,476
	FBD Holdings P.L.C.	18,709	190,307
	FBD Holdings P.L.C.	45,622	478,913
	Flutter Entertainment P.L.C.	129,062	10,194,250
	Flutter Entertainment P.L.C.	51,120	4,055,655
	Glanbia P.L.C.	944,651	12,296,920
	Glanbia P.L.C.	74,909	975,000
*	IFG Group P.L.C.	70,929	163,627
	Irish Continental Group P.L.C.	459,877	2,106,832
*	Kenmare Resources P.L.C.	165	429
	Kerry Group P.L.C., Class A	94,955	11,048,522
	Kerry Group P.L.C., Class A	76,886	8,976,679
	Kingspan Group P.L.C.	609,977	29,834,164
	Kingspan Group P.L.C.	19,320	946,031
*	Permanent TSB Group Holdings P.L.C.	5,510	6,943

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	831,827	$26,170,681
TOTAL IRELAND			170,607,905
ISRAEL — (0.7%)
*	ADO Group, Ltd.	52,872	811,806
	Afcon Holdings, Ltd.	717	36,341
*	AFI Properties, Ltd.	47,934	1,468,690
*	Airport City, Ltd.	232,959	4,272,177
*	Albaad Massuot Yitzhak, Ltd.	660	4,361
*	Allot, Ltd.	52,301	377,413
	Alony Hetz Properties & Investments, Ltd.	89,087	1,211,898
#	Alrov Properties and Lodgings, Ltd.	26,267	987,647
	Amot Investments, Ltd.	364,460	2,569,690
	Arad, Ltd.	1,421	20,166
*	Arko Holdings, Ltd.	905,544	388,846
	Ashtrom Group, Ltd.	17,546	149,163
	Ashtrom Properties, Ltd.	112,265	611,196
	AudioCodes, Ltd.	40,774	787,596
	AudioCodes, Ltd.	2,000	37,320
#*	Avgol Industries 1953, Ltd.	277,423	278,556
*	Azorim-Investment Development & Construction Co., Ltd.	172,219	288,273
#	Azrieli Group, Ltd.	51,971	3,645,018
	Bank Hapoalim BM	2,265,747	17,134,820
	Bank Leumi Le-Israel BM	4,555,661	33,140,214
	Bayside Land Corp.	2,558	1,375,406
	Bet Shemesh Engines Holdings 1997, Ltd.	673	21,621
	Bezeq The Israeli Telecommunication Corp., Ltd.	1,878,121	1,277,758
*	Big Shopping Centers, Ltd.	16,529	1,292,964
	Blue Square Real Estate, Ltd.	16,155	725,238
*	Brack Capital Properties NV	5,845	571,095
#	Brainsway, Ltd.	1,809	9,354
*	Camtek, Ltd.	18,101	175,476
	Carasso Motors, Ltd.	39,137	158,182
*	Cellcom Israel, Ltd.	330,246	945,385
#*	Cellcom Israel, Ltd.	45,166	129,626
#*	Ceragon Networks, Ltd.	99,230	301,659
*	Clal Biotechnology Industries, Ltd.	107,037	52,488
*	Clal Insurance Enterprises Holdings, Ltd.	153,076	2,474,742
*	Compugen, Ltd.	26,688	87,286
	Danel Adir Yeoshua, Ltd.	12,680	891,699
#	Delek Automotive Systems, Ltd.	182,984	778,185
	Delek Group, Ltd.	15,886	2,422,661
#	Delta-Galil Industries, Ltd.	53,707	1,564,224
#	Direct Insurance Financial Investments, Ltd.	85,174	969,800
#*	El Al Israel Airlines	3,239,517	823,351
#	Elbit Systems, Ltd.	34,092	5,454,254
#	Elbit Systems, Ltd.	2,033	324,467
#	Electra Consumer Products 1970, Ltd.	60,059	837,684
	Electra, Ltd.	8,110	2,300,163
*	Elron Electronic Industries, Ltd.	9,727	13,937
#*	Energix-Renewable Energies, Ltd.	317,806	631,139
#*	Enlight Renewable Energy, Ltd.	375,661	328,869
*	Equital, Ltd.	110,607	3,613,337
*	Evogene, Ltd.	33,343	48,158
*	First International Bank Of Israel, Ltd.	299,374	7,716,756
	FMS Enterprises Migun, Ltd.	12,055	342,955
	Formula Systems 1985, Ltd.	52,912	2,994,945
	Fox Wizel, Ltd.	54,782	1,641,115
	Gilat Satellite Networks, Ltd.	66,380	557,619

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Hadera Paper, Ltd.	15,841	$901,765
#	Hamlet Israel-Canada, Ltd.	19,671	400,553
#	Harel Insurance Investments & Financial Services, Ltd.	834,600	6,516,728
	Hilan, Ltd.	67,051	2,330,031
#	IDI Insurance Co., Ltd.	23,794	854,608
	IES Holdings, Ltd.	505	33,743
*	Industrial Buildings Corp., Ltd.	536,893	1,153,699
#	Inrom Construction Industries, Ltd.	225,338	886,754
#*	Intercure, Ltd.	26,278	48,227
	Israel Canada T.R, Ltd.	92,009	128,431
	Israel Chemicals, Ltd.	1,144,205	6,158,081
	Israel Discount Bank, Ltd., Class A	2,198,051	9,486,848
	Israel Land Development - Urban Renewal, Ltd.	9,758	98,151
	Isras Investment Co., Ltd.	243	40,639
	Issta Lines, Ltd.	2,307	41,200
*	Kamada, Ltd.	38,092	217,518
	Kenon Holdings, Ltd.	38,478	809,226
	Kerur Holdings, Ltd.	19,295	516,126
	Klil Industries, Ltd.	5,014	474,798
	Maabarot Products, Ltd.	1,704	20,490
#	Magic Software Enterprises, Ltd.	19,579	178,449
	Matrix IT, Ltd.	166,257	2,611,519
	Maytronics, Ltd.	163,546	1,159,250
	Mediterranean Towers, Ltd.	18,710	43,504
#	Mega Or Holdings, Ltd.	38,826	763,491
	Meitav Dash Investments, Ltd.	42,991	161,310
	Melisron, Ltd.	43,846	2,303,077
	Menora Mivtachim Holdings, Ltd.	146,798	2,346,071
	Migdal Insurance & Financial Holding, Ltd.	1,831,218	2,231,391
	Minrav Holdings, Ltd.	262	36,550
	Mivtach Shamir Holdings, Ltd.	17,065	344,733
*	Mizrahi Tefahot Bank, Ltd.	465,198	11,162,178
#	Naphtha Israel Petroleum Corp., Ltd.	242,108	1,592,793
*	Nawi Brothers, Ltd.	32,353	210,779
	Neto ME Holdings, Ltd.	5,431	485,602
#*	Nice, Ltd., Sponsored ADR	69,691	10,643,210
*	Nova Measuring Instruments, Ltd.	89,747	2,627,386
	NR Spuntech Industries, Ltd.	38,257	86,160
#*	Oil Refineries, Ltd.	9,237,664	4,956,646
	One Software Technologies, Ltd.	228	14,106
	OPC Energy, Ltd.	13,642	107,943
	Palram Industries 1990, Ltd.	2,476	10,727
*	Partner Communications Co., Ltd.	608,421	2,482,713
*	Partner Communications Co., Ltd., ADR	11,519	46,998
#	Paz Oil Co., Ltd.	28,397	4,021,747
	Phoenix Holdings, Ltd. (The)	427,118	2,662,902
	Plasson Industries, Ltd.	15,117	610,267
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	1,607,087
*	Redhill Biopharma, Ltd.	17,535	11,730
*	Redhill Biopharma, Ltd., Sponsored ADR	1,200	7,944
#	Scope Metals Group, Ltd.	45,312	1,101,700
#	Shapir Engineering and Industry, Ltd.	327,381	1,244,217
#	Shikun & Binui, Ltd.	1,305,723	4,489,890
#	Shufersal, Ltd.	465,632	3,424,937
	Strauss Group, Ltd.	110,282	3,327,566
	Summit Real Estate Holdings, Ltd.	59,691	590,845
*	Suny Cellular Communication, Ltd.	515,689	278,680
#	Tadiran Holdings, Ltd.	13,411	495,269
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	235,670	1,868,863

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Tower Semiconductor, Ltd.	329,393	$6,479,160
*	Tower Semiconductor, Ltd.	22,626	443,806
#*	Union Bank of Israel	95,255	452,632
TOTAL ISRAEL			222,918,233
ITALY — (2.7%)
#*	A.S. Roma SpA	409,462	231,926
	A2A SpA	8,527,050	14,905,125
	ACEA SpA	288,465	5,424,138
*	Aeffe SpA	131,764	252,727
	Amplifon SpA	564,224	13,906,611
	Anima Holding SpA	1,296,925	4,767,648
*	Arnoldo Mondadori Editore SpA	970,715	1,581,233
	Ascopiave SpA	325,085	1,477,411
	Assicurazioni Generali SpA	1,039,544	19,387,820
	Atlantia SpA	526,867	13,548,573
	Autogrill SpA	566,521	5,987,889
#	Azimut Holding SpA	587,155	11,004,648
	B&C Speakers SpA	9,516	125,281
#*	Banca Carige SpA	17,423,174	21,216
#	Banca Finnat Euramerica SpA	271,040	87,413
	Banca Generali SpA	227,386	6,620,328
	Banca IFIS SpA	163,926	2,315,941
	Banca Mediolanum SpA	377,006	2,697,531
#*	Banca Monte dei Paschi di Siena SpA	20,323	29,398
	Banca Popolare di Sondrio SCPA	1,810,173	3,761,767
	Banca Profilo SpA	963,146	164,729
#	Banca Sistema SpA	254,658	351,376
#*	Banco BPM SpA	9,571,627	17,844,538
	Banco di Desio e della Brianza SpA	79,813	174,265
	BasicNet SpA	96,184	482,240
	BE	508,829	562,539
#	Biesse SpA	74,766	930,883
	BPER Banca	3,139,398	11,680,680
	Brunello Cucinelli SpA	124,188	3,933,195
#	Buzzi Unicem SpA	319,162	6,486,303
	Cairo Communication SpA	464,258	1,330,074
#	Carraro SpA	224,242	477,332
#	Cembre SpA	3,298	77,733
	Cementir Holding SpA	227,374	1,596,873
	Cerved Group SpA	648,321	5,108,641
	CIR-Compagnie Industriali Riunite SpA	1,688,588	1,866,084
	CNH Industrial NV	1,464,786	14,831,690
	Credito Emiliano SpA	334,981	1,677,626
#*	Credito Valtellinese SpA	29,114,345	1,722,221
#*	d'Amico International Shipping SA	2,153,969	229,896
	Danieli & C Officine Meccaniche SpA	67,630	1,178,884
	Datalogic SpA	55,741	980,108
	Davide Campari-Milano SpA	452,836	4,211,547
	De' Longhi SpA	158,365	3,184,107
#	DeA Capital SpA	655,820	940,940
	DiaSorin SpA	80,604	9,347,864
	doValue SpA	12,579	157,249
#	El.En. SpA	16,577	323,665
*	Elica SpA	93,876	223,731
	Emak SpA	201,292	218,470
	Enav SpA	239,416	1,316,838
	Enel SpA	7,553,222	51,668,751
	Eni SpA	4,051,470	63,289,222

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Eni SpA, Sponsored ADR	214,005	$6,700,497
	ERG SpA	312,740	6,047,654
	Esprinet SpA	140,348	471,442
#*	Eurotech SpA	105,294	569,532
*	Expert System SpA	74,141	241,405
*	Exprivia SpA	87,516	93,456
	Falck Renewables SpA	830,810	3,838,326
	Ferrari NV	159,399	25,667,386
#	Ferrari NV	890	143,361
	Fiat Chrysler Automobiles NV	3,000,801	40,200,028
	Fiat Chrysler Automobiles NV	696,335	9,184,659
	Fiera Milano SpA	88,800	386,109
#	Fila SpA	39,290	575,941
*	Fincantieri SpA	1,384,702	1,430,288
	FinecoBank Banca Fineco SpA	1,489,969	14,822,175
	FNM SpA	611,471	344,023
#	Freni Brembo SpA	664,805	6,800,007
*	GEDI Gruppo Editoriale SpA	670,978	211,510
#	Gefran SpA	13,587	99,486
	Geox SpA	272,993	383,412
#	Gima TT SpA	58,250	521,043
	Gruppo MutuiOnline SpA	90,293	1,539,168
	Hera SpA	3,962,593	14,754,374
	Illimity Bank SpA	10,076	92,467
#	IMA Industria Macchine Automatiche SpA	78,937	6,197,619
*	IMMSI SpA	1,354,153	928,639
	Infrastrutture Wireless Italiane SpA	163,803	1,657,052
*	Intek Group SpA	1,101,521	379,398
	Interpump Group SpA	340,531	9,572,083
	Intesa Sanpaolo SpA	13,521,136	29,326,075
	Iren SpA	2,143,966	5,609,719
	Italgas SpA	1,600,172	10,111,120
	Italmobiliare SpA	27,917	623,036
#*	Juventus Football Club SpA	1,666,669	2,864,980
#	La Doria SpA	68,108	604,516
	Leonardo SpA	1,363,717	16,603,724
#	Maire Tecnimont SpA	693,536	1,669,119
	MARR SpA	130,108	2,804,629
	Massimo Zanetti Beverage Group SpA	14,605	92,409
#*	Mediaset SpA	3,331,187	9,756,712
	Mediobanca Banca di Credito Finanziario SpA	2,547,796	25,518,816
	Moncler SpA	459,919	18,884,376
	Openjobmetis SpA agenzia per il lavoro	34,444	263,196
#*	OVS SpA	1,573,182	2,768,024
	Piaggio & C SpA	2,061,543	6,191,859
	Poste Italiane SpA	1,104,637	11,788,936
#	Prima Industrie SpA	30,611	512,285
	Prysmian SpA	137,567	2,832,039
	RAI Way SpA	200,688	1,191,063
	Recordati SpA	216,541	9,697,746
#	Reno de Medici SpA	674,970	513,030
	Reply SpA	68,794	4,602,648
#	Retelit SpA	308,330	512,163
#	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	784,467
	Sabaf SpA	33,323	539,979
#	SAES Getters SpA	17,987	424,772
#*	Safilo Group SpA	168,046	162,999
*	Saipem SpA	1,846,415	9,126,020
#*	Salini Impregilo SpA	879,492	1,681,498

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Salvatore Ferragamo SpA	223,324	$4,683,597
	Saras SpA	3,712,414	6,110,815
	Servizi Italia SpA	49,210	174,082
	Sesa SpA	17,279	680,671
	Snam SpA	2,641,730	12,970,282
	Societa Cattolica di Assicurazioni SC	1,286,980	10,921,262
#	Societa Iniziative Autostradali e Servizi SpA	234,650	4,450,842
#*	Sogefi SpA	389,502	519,017
#	SOL SpA	103,445	1,235,135
	Tamburi Investment Partners SpA	204,540	1,288,664
	Technogym SpA	400,181	4,298,674
*	Telecom Italia SpA	28,611,875	16,086,360
*	Telecom Italia SpA, Sponsored ADR	331,845	1,845,058
	Tenaris SA	167,566	2,099,431
	Terna Rete Elettrica Nazionale SpA	2,583,572	15,733,619
*	Tinexta S.p.A.	60,794	830,521
#*	Tiscali SpA	6,190,063	92,823
#	Tod's SpA	54,546	2,716,006
#*	TREVI - Finanziaria Industriale SpA	461,725	126,335
	TXT e-solutions SpA	2,104	19,491
#	UniCredit SpA	1,863,440	21,941,102
	Unieuro SpA	30,996	425,476
#	Unione di Banche Italiane SpA	7,979,907	20,487,434
	Unipol Gruppo SpA	3,247,848	16,660,405
#	UnipolSai Assicurazioni SpA	3,584,870	9,345,845
	Zignago Vetro SpA	114,751	1,297,320
TOTAL ITALY			805,659,680
JAPAN — (22.4%)
	77 Bank, Ltd. (The)	365,474	5,210,397
	A&A Material Corp.	9,400	88,123
	A&D Co., Ltd.	102,400	738,347
	ABC-Mart, Inc.	39,300	2,483,846
	Abist Co., Ltd.	14,600	361,795
	Access Co., Ltd.	110,300	832,133
	Achilles Corp.	73,500	1,373,690
	Acom Co., Ltd.	403,100	1,423,936
#	AD Works Co., Ltd.	931,200	289,954
	Adastria Co., Ltd.	224,200	4,387,467
	ADEKA Corp.	403,500	5,901,647
	Ad-sol Nissin Corp.	24,300	428,910
#	Adtec Plasma Technology Co., Ltd.	39,400	272,704
	Advan Co., Ltd.	89,600	910,452
#	Advanex, Inc.	7,300	113,239
	Advantage Risk Management Co., Ltd.	24,200	164,626
	Advantest Corp.	149,100	5,741,670
#*	Adventure, Inc.	9,200	282,537
	Aeon Co., Ltd.	1,682,968	29,122,467
	Aeon Delight Co., Ltd.	112,300	3,346,126
#	Aeon Fantasy Co., Ltd.	43,600	1,255,530
	AEON Financial Service Co., Ltd.	307,600	4,962,307
#	Aeon Hokkaido Corp.	113,600	771,595
	Aeon Mall Co., Ltd.	182,620	2,803,535
#	Aeria, Inc.	100,600	770,711
#	AFC-HD AMS Life Science Co., Ltd.	6,200	37,635
	AGC, Inc.	704,600	21,581,859
#	Agro-Kanesho Co., Ltd.	4,700	74,475
	AGS Corp.	4,100	25,137
	Ahresty Corp.	112,800	592,799

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ai Holdings Corp.	112,100	$1,750,203
	Aica Kogyo Co., Ltd.	130,500	3,759,326
	Aichi Bank, Ltd. (The)	48,200	1,652,599
	Aichi Corp.	179,800	1,126,016
	Aichi Steel Corp.	61,000	1,902,801
	Aichi Tokei Denki Co., Ltd.	11,200	431,656
	Aida Engineering, Ltd.	294,100	2,328,040
#*	Aiful Corp.	1,771,100	3,609,955
#	Aigan Co., Ltd.	66,500	163,582
#	Ain Holdings, Inc.	116,100	6,350,771
	Aiphone Co., Ltd.	46,600	712,448
	Air Water, Inc.	765,800	12,515,426
	Airport Facilities Co., Ltd.	111,200	525,019
	Airtech Japan, Ltd.	9,000	48,949
	Aisan Industry Co., Ltd.	225,400	1,508,068
	Aisin Seiki Co., Ltd.	431,282	14,015,856
	AIT Corp.	31,000	287,523
#	Aizawa Securities Co., Ltd.	175,900	1,117,779
	Ajinomoto Co., Inc.	506,500	9,075,695
#	Ajis Co., Ltd.	18,400	580,803
	Akatsuki Corp.	77,900	241,304
	Akatsuki, Inc.	22,000	1,476,767
#*	Akebono Brake Industry Co., Ltd.	705,530	990,287
	Akita Bank, Ltd. (The)	125,100	2,294,354
	Albis Co., Ltd.	27,200	634,525
#	Alconix Corp.	128,900	1,535,782
	Alfresa Holdings Corp.	99,400	2,396,530
	Alinco, Inc.	86,600	771,191
#	Alleanza Holdings Co., Ltd.	41,500	312,468
#*	Allied Telesis Holdings K.K.	151,000	121,511
	Alpen Co., Ltd.	109,500	1,562,652
	Alpha Corp.	33,700	391,172
	Alpha Systems, Inc.	24,520	612,395
#*	AlphaPolis Co., Ltd.	7,500	200,273
	Alps Alpine Co., Ltd.	641,404	11,676,324
	Alps Logistics Co., Ltd.	32,600	224,062
#	Altech Co., Ltd.	30,600	60,821
#	Altech Corp.	71,610	1,104,725
	Amada Holdings Co., Ltd.	480,500	5,282,910
	Amano Corp.	181,000	5,444,945
	Amiyaki Tei Co., Ltd.	19,900	632,580
	Amuse, Inc.	17,300	385,936
	ANA Holdings, Inc.	55,100	1,849,406
	Anabuki Kosan, Inc.	1,200	31,336
	Anest Iwata Corp.	110,200	929,187
#	Anicom Holdings, Inc.	33,500	1,166,936
#	Anritsu Corp.	103,200	1,894,119
	AOI Electronics Co., Ltd.	18,300	360,198
	AOI TYO Holdings, Inc.	76,110	497,575
	AOKI Holdings, Inc.	187,200	1,835,701
	Aomori Bank, Ltd. (The)	90,000	2,205,310
	Aoyama Trading Co., Ltd.	235,700	4,389,346
#	Aoyama Zaisan Networks Co., Ltd.	32,000	433,974
	Aozora Bank, Ltd.	390,500	8,949,289
#	Apaman Co., Ltd.	44,700	400,813
	Arakawa Chemical Industries, Ltd.	98,900	1,337,695
	Arata Corp.	54,200	1,754,355
	Araya Industrial Co., Ltd.	17,700	242,629
	Arcland Sakamoto Co., Ltd.	131,000	1,585,980

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcland Service Holdings Co., Ltd.	57,800	$1,011,836
	Arcs Co., Ltd.	173,373	3,606,280
#	Arealink Co., Ltd.	30,200	355,450
	Argo Graphics, Inc.	55,800	1,263,889
	Ariake Japan Co., Ltd.	25,200	1,557,068
	Arisawa Manufacturing Co., Ltd.	189,900	1,572,958
#*	Arrk Corp.	246,100	227,472
	Artnature, Inc.	104,100	626,363
#	ArtSpark Holdings, Inc.	53,300	427,962
	As One Corp.	21,990	1,820,555
	Asahi Broadcasting Group Holdings Corp.	44,000	288,323
	Asahi Co., Ltd.	81,100	940,809
	Asahi Diamond Industrial Co., Ltd.	239,000	1,476,052
	Asahi Group Holdings, Ltd.	401,300	17,382,275
	Asahi Holdings, Inc.	123,400	2,562,363
	Asahi Intecc Co., Ltd.	310,800	8,121,608
	Asahi Kasei Corp.	2,623,000	26,683,479
	Asahi Kogyosha Co., Ltd.	18,900	468,025
	Asahi Net, Inc.	24,500	153,597
	Asahi Yukizai Corp.	72,700	913,430
	Asante, Inc.	13,300	243,059
	Asanuma Corp.	45,400	1,448,249
#	Asax Co., Ltd.	6,600	35,550
	Ashimori Industry Co., Ltd.	24,900	350,853
	Asia Pile Holdings Corp.	138,100	681,759
	Asics Corp.	225,400	2,415,160
	ASKA Pharmaceutical Co., Ltd.	156,200	1,867,965
	Astellas Pharma, Inc.	1,751,300	24,819,236
#	Asti Corp.	23,199	377,960
#	Asukanet Co., Ltd.	29,400	411,953
#	Asunaro Aoki Construction Co., Ltd.	69,800	527,268
#	Ateam, Inc.	47,900	488,219
#	Atom Corp.	347,600	3,183,193
*	Atrae, Inc.	23,100	518,599
	Atsugi Co., Ltd.	91,000	756,515
	Autobacs Seven Co., Ltd.	202,800	3,300,205
#	Aval Data Corp.	13,400	214,058
#	Avant Corp.	22,600	402,565
	Avex, Inc.	221,900	2,853,027
	Awa Bank, Ltd. (The)	191,800	4,354,002
*	Axell Corp.	33,900	204,066
	Axial Retailing, Inc.	85,500	2,961,958
	Azbil Corp.	245,500	5,860,576
	Bandai Namco Holdings, Inc.	240,800	12,945,229
	Bando Chemical Industries, Ltd.	153,800	1,327,230
	Bank of Iwate, Ltd. (The)	86,100	2,118,229
	Bank of Kochi, Ltd. (The)	16,800	116,283
	Bank of Kyoto, Ltd. (The)	177,811	6,900,822
	Bank of Nagoya, Ltd. (The)	83,399	2,587,787
	Bank of Okinawa, Ltd. (The)	106,040	3,258,972
	Bank of Saga, Ltd. (The)	117,600	1,641,165
	Bank of the Ryukyus, Ltd.	165,800	1,718,844
#	Baroque Japan, Ltd.	83,900	840,195
	BayCurrent Consulting, Inc.	60,200	2,749,031
	Belc Co., Ltd.	54,538	2,524,643
	Bell System24 Holdings, Inc.	163,300	2,325,335
	Belluna Co., Ltd.	224,100	1,447,238
	Benefit One, Inc.	243,200	4,154,540
	Benesse Holdings, Inc.	65,900	1,542,376

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Bengo4.com, Inc.	29,300	$1,294,705
#	Bic Camera, Inc.	414,000	4,081,375
	BML, Inc.	122,300	3,356,695
#	Bookoff Group Holdings, Ltd.	40,200	460,722
	Bourbon Corp.	2,100	32,625
#	BP Castrol K.K.	24,900	305,224
#	Br Holdings Corp.	108,500	345,500
#*	BrainPad, Inc.	17,600	1,012,907
	Bridgestone Corp.	891,500	33,467,352
	Broadleaf Co., Ltd.	303,600	1,595,277
#	BRONCO BILLY Co., Ltd.	40,300	835,933
	Brother Industries, Ltd.	659,600	11,678,517
	Bunka Shutter Co., Ltd.	241,900	1,979,699
	C Uyemura & Co., Ltd.	5,200	284,491
	CAC Holdings Corp.	68,900	879,425
	Calbee, Inc.	95,400	2,691,373
	Can Do Co., Ltd.	62,200	929,840
#	Canare Electric Co., Ltd.	4,400	75,147
	Canon Electronics, Inc.	108,900	1,782,371
	Canon Marketing Japan, Inc.	157,000	3,007,235
#	Canon, Inc., Sponsored ADR	57,577	1,560,337
	Canon, Inc.	470,934	12,772,317
	Capcom Co., Ltd.	428,000	8,936,945
	Career Design Center Co., Ltd.	27,400	398,795
#	Carlit Holdings Co., Ltd.	83,400	471,157
#	Carta Holdings, Inc.	37,700	421,384
#	Casio Computer Co., Ltd.	472,600	5,391,559
	Cawachi, Ltd.	109,000	2,025,444
	C'BON COSMETICS Co., Ltd.	2,100	46,424
	CDS Co., Ltd.	1,300	15,981
#	Central Automotive Products, Ltd.	23,900	436,314
	Central Glass Co., Ltd.	191,700	4,357,747
	Central Japan Railway Co.	55,200	11,095,895
#	Central Security Patrols Co., Ltd.	24,700	1,109,865
	Central Sports Co., Ltd.	42,200	1,200,332
#	Ceres, Inc.	7,900	116,751
*	Change, Inc.	6,800	140,706
	Charm Care Corp. KK	25,100	437,598
	Chiba Bank, Ltd. (The)	993,163	4,912,057
	Chiba Kogyo Bank, Ltd. (The)	343,700	965,616
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	19,100	232,414
	CHIMNEY Co., Ltd.	18,300	403,415
	Chino Corp.	29,200	378,001
	Chiyoda Co., Ltd.	73,400	1,085,137
	Chiyoda Integre Co., Ltd.	59,500	1,136,138
	Chofu Seisakusho Co., Ltd.	107,600	2,181,463
	Chori Co., Ltd.	46,000	716,374
	Choushimaru Co., Ltd.	3,500	37,805
	Chubu Electric Power Co., Inc.	389,700	5,501,146
	Chubu Shiryo Co., Ltd.	110,900	1,276,036
	Chudenko Corp.	162,500	3,554,041
	Chuetsu Pulp & Paper Co., Ltd.	126,111	1,822,371
	Chugai Pharmaceutical Co., Ltd.	49,000	3,505,802
	Chugai Ro Co., Ltd.	28,300	417,044
	Chugoku Bank, Ltd. (The)	471,400	4,121,377
#	Chugoku Electric Power Co., Inc. (The)	411,500	5,135,212
#	Chugoku Marine Paints, Ltd.	322,400	2,412,912
	Chukyo Bank, Ltd. (The)	55,200	1,116,260
#	Chuo Gyorui Co., Ltd.	3,800	93,952

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co., Ltd.	6,000	$156,818
	CI Takiron Corp.	185,700	1,192,763
	Citizen Watch Co., Ltd.	1,713,750	8,528,404
	CKD Corp.	291,100	3,193,510
#	CK-San-Etsu Co., Ltd.	13,200	345,717
	Cleanup Corp.	105,100	497,419
	CMIC Holdings Co., Ltd.	90,900	1,552,077
	CMK Corp.	256,700	1,465,075
#	Coca-Cola Bottlers Japan Holdings, Inc.	226,152	5,566,720
	cocokara fine, Inc.	59,820	3,152,650
	Coco's Japan Co., Ltd.	19,100	258,849
#	COLOPL, Inc.	138,400	849,388
	Colowide Co., Ltd.	245,000	4,775,026
	Computer Engineering & Consulting, Ltd.	90,500	2,013,800
	Computer Institute of Japan, Ltd.	40,900	371,140
	COMSYS Holdings Corp.	261,394	6,595,123
	Comture Corp.	46,300	1,773,224
	Concordia Financial Group, Ltd.	1,770,887	6,235,889
	CONEXIO Corp.	107,000	1,443,804
*	COOKPAD, Inc.	130,700	366,995
#	Core Corp.	13,600	178,862
	Corona Corp.	67,400	623,318
#	Cosel Co., Ltd.	91,900	911,288
	Cosmo Energy Holdings Co., Ltd.	366,200	7,548,425
#	Cosmos Initia Co., Ltd.	55,900	256,143
	Cosmos Pharmaceutical Corp.	28,800	5,303,246
	Cota Co., Ltd.	33,751	366,838
#	CRE, Inc.	50,500	526,556
	Create Medic Co., Ltd.	13,200	111,670
#	Create Restaurants Holdings, Inc.	190,800	2,847,635
	Create SD Holdings Co., Ltd.	80,800	1,810,071
	Credit Saison Co., Ltd.	532,200	6,470,041
	Creek & River Co., Ltd.	37,900	461,912
	Cresco, Ltd.	35,300	1,243,529
*	CRI Middleware Co., Ltd.	4,700	106,880
	Cross Plus, Inc.	1,300	7,343
	CTI Engineering Co., Ltd.	60,600	881,423
	CTS Co., Ltd.	102,900	632,677
	Cube System, Inc.	7,200	57,299
	CyberAgent, Inc.	201,500	8,085,118
	Cybozu, Inc.	90,400	1,067,274
	Dai Nippon Printing Co., Ltd.	399,000	8,368,845
	Dai Nippon Toryo Co., Ltd.	129,600	1,168,781
	Daibiru Corp.	214,000	1,979,293
	Daicel Corp.	1,220,900	10,331,329
	Dai-Dan Co., Ltd.	67,500	1,369,704
	Daido Kogyo Co., Ltd.	33,200	269,790
	Daido Metal Co., Ltd.	242,600	1,457,743
	Daido Steel Co., Ltd.	153,700	5,835,529
	Daidoh, Ltd.	100,400	270,725
	Daifuku Co., Ltd.	164,600	9,002,511
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	409,560
	Daihen Corp.	92,600	2,563,859
	Daiho Corp.	94,800	2,355,405
	Dai-Ichi Cutter Kogyo K.K.	13,300	214,825
	Daiichi Jitsugyo Co., Ltd.	41,700	1,143,386
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	119,700	963,707
	Dai-ichi Life Holdings, Inc.	904,688	13,299,858
	Daiichi Sankyo Co., Ltd.	62,100	3,773,634

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai-ichi Seiko Co., Ltd.	55,700	$678,821
	Daiichikosho Co., Ltd.	119,800	4,948,439
	Daiken Corp.	70,700	1,401,495
	Daiken Medical Co., Ltd.	65,400	371,634
#	Daiki Aluminium Industry Co., Ltd.	200,000	1,401,183
#	Daiki Axis Co., Ltd.	21,800	169,914
	Daikin Industries, Ltd.	129,100	16,023,473
#	Daiko Denshi Tsushin, Ltd.	17,000	89,200
	Daikoku Denki Co., Ltd.	53,100	650,862
#	Daikokutenbussan Co., Ltd.	46,900	1,408,436
*	Daikokuya Holdings Co., Ltd.	201,500	73,341
	Daikyonishikawa Corp.	267,400	2,200,927
	Dainichi Co., Ltd.	35,200	205,605
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	63,400	1,749,948
#	Daio Paper Corp.	399,800	4,775,062
	Daiohs Corp.	2,100	27,947
	Daiseki Co., Ltd.	82,325	1,956,309
	Daiseki Eco. Solution Co., Ltd.	21,400	133,907
	Daishi Hokuetsu Financial Group, Inc.	180,200	4,789,868
#	Daishinku Corp.	48,400	529,666
	Daisue Construction Co., Ltd.	43,100	377,204
	Daito Bank, Ltd. (The)	28,200	141,853
	Daito Pharmaceutical Co., Ltd.	72,200	2,012,535
	Daito Trust Construction Co., Ltd.	101,300	13,062,960
	Daitron Co., Ltd.	28,100	345,659
	Daiwa House Industry Co., Ltd.	980,400	27,874,487
	Daiwa Industries, Ltd.	151,000	1,495,916
	Daiwa Securities Group, Inc.	2,716,000	11,710,131
	Daiwabo Holdings Co., Ltd.	118,000	5,718,327
#	DCM Holdings Co., Ltd.	484,180	4,568,963
	DD Holdings Co., Ltd.	17,800	493,548
#	Dear Life Co., Ltd.	139,000	596,035
	Delica Foods Holdings Co., Ltd.	7,300	97,826
	DeNA Co., Ltd.	241,700	4,609,816
	Denka Co., Ltd.	432,300	12,440,911
	Denki Kogyo Co., Ltd.	54,700	1,534,613
	Densan System Co., Ltd.	29,600	871,640
	Denso Corp.	266,300	11,303,220
	Dentsu, Inc.	200,200	6,617,818
	Denyo Co., Ltd.	77,400	1,116,259
	Descente, Ltd.	67,600	1,049,141
	Dexerials Corp.	339,900	2,242,177
	DIC Corp.	427,000	11,520,298
	Digital Arts, Inc.	50,800	5,142,947
#	Digital Hearts Holdings Co., Ltd.	56,200	560,605
	Digital Information Technologies Corp.	34,900	562,477
#	Dip Corp.	148,200	3,042,136
	Disco Corp.	34,600	6,350,033
	DKK-Toa Corp.	1,800	13,567
	DKS Co., Ltd.	48,300	1,427,007
#	DMG Mori Co., Ltd.	556,300	8,058,207
	DMW Corp.	900	17,634
	Doshisha Co., Ltd.	91,700	1,428,995
#	Double Standard, Inc.	8,200	352,105
	Doutor Nichires Holdings Co., Ltd.	107,523	1,979,474
	Dowa Holdings Co., Ltd.	261,800	8,268,072
	DSB Co., Ltd.	49,300	235,853
	DTS Corp.	227,800	4,979,465
	Duskin Co., Ltd.	200,600	5,309,441

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dvx, Inc.	31,200	$227,301
	DyDo Group Holdings, Inc.	46,100	1,811,143
	Dynic Corp.	7,899	54,279
	Eagle Industry Co., Ltd.	170,400	1,699,822
	Earth Corp.	35,000	1,501,149
	East Japan Railway Co.	117,000	10,725,976
#	EAT&Co, Ltd.	16,500	248,344
	Ebara Corp.	288,400	7,750,477
	Ebara Jitsugyo Co., Ltd.	24,900	460,370
	Ebase Co., Ltd.	17,600	191,578
*	eBook Initiative Japan Co., Ltd.	9,700	161,718
	Eco's Co., Ltd.	45,800	623,550
#	EDION Corp.	398,300	3,776,664
	EF-ON, Inc.	119,739	981,168
	eGuarantee, Inc.	102,900	1,103,208
#	E-Guardian, Inc.	38,000	675,994
#	Ehime Bank, Ltd. (The)	162,198	1,619,592
	Eidai Co., Ltd.	108,100	343,181
	Eiken Chemical Co., Ltd.	81,600	1,371,190
	Eisai Co., Ltd.	56,700	3,064,504
	Eizo Corp.	80,900	2,967,017
	Elan Corp.	47,600	759,110
	Elecom Co., Ltd.	76,000	2,751,878
	Electric Power Development Co., Ltd.	78,400	1,755,074
	Elematec Corp.	57,106	536,238
#	EM Systems Co., Ltd.	74,000	1,140,121
	Endo Lighting Corp.	102,000	712,837
*	Enigmo, Inc.	86,400	924,281
	en-japan, Inc.	125,800	5,160,658
#	Enomoto Co., Ltd.	24,600	202,018
	Enplas Corp.	35,600	1,137,022
#	Enshu, Ltd.	24,700	265,632
	Ensuiko Sugar Refining Co., Ltd.	11,600	22,782
	EPCO Co., Ltd.	10,500	120,493
	EPS Holdings, Inc.	139,000	2,140,133
	eRex Co., Ltd.	128,400	1,259,706
#	ES-Con Japan, Ltd.	262,900	1,651,385
	ESCRIT, Inc.	59,100	410,778
*	Escrow Agent Japan, Inc.	63,900	139,622
	ESPEC Corp.	73,200	1,504,411
	Evolable Asia Corp.	20,600	487,068
	Excel Co., Ltd.	30,300	421,212
	Exedy Corp.	165,500	3,373,826
	Ezaki Glico Co., Ltd.	19,300	837,955
	F&M Co., Ltd.	4,300	49,514
	F@N Communications, Inc.	219,100	1,105,425
	Faith, Inc.	31,680	218,541
	FALCO HOLDINGS Co., Ltd.	47,900	706,052
#	FamilyMart UNY Holdings Co., Ltd.	151,948	3,244,055
	Fancl Corp.	53,000	1,331,954
	FANUC Corp.	43,100	7,660,008
#	Fast Retailing Co., Ltd.	51,500	30,890,955
	FCC Co., Ltd.	204,500	3,973,853
*	FDK Corp.	32,400	245,158
	Feed One Co., Ltd.	711,440	1,162,257
	Felissimo Corp.	1,200	11,139
#	Fenwal Controls of Japan, Ltd.	3,500	48,221
	Ferrotec Holdings Corp.	246,300	2,112,519
*	FFRI, Inc.	14,200	475,069

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co., Ltd.	1,058,500	$1,166,863
	Fields Corp.	115,600	507,029
	Financial Products Group Co., Ltd.	288,800	2,544,349
	FINDEX, Inc.	60,500	522,317
*	First Baking Co., Ltd.	1,200	10,747
#	First Brothers Co., Ltd.	43,900	435,610
	First Juken Co., Ltd.	33,100	381,749
#	First-corp, Inc.	27,500	154,249
	Fixstars Corp.	73,100	1,207,458
#	FJ Next Co., Ltd.	90,600	883,580
	Foster Electric Co., Ltd.	155,800	2,725,607
	FP Corp.	100,200	6,177,320
	France Bed Holdings Co., Ltd.	96,300	880,317
#	Freebit Co., Ltd.	86,700	871,521
#	Freund Corp.	40,900	302,077
	F-Tech, Inc.	82,500	561,568
#	FTGroup Co., Ltd.	48,500	686,311
	Fudo Tetra Corp.	91,620	1,098,493
	Fuji Co., Ltd.	92,500	1,564,818
	Fuji Corp.	287,300	3,830,860
#	Fuji Corp.	33,600	628,612
	Fuji Corp., Ltd.	117,300	787,888
	Fuji Die Co., Ltd.	33,800	193,358
	Fuji Electric Co., Ltd.	389,200	11,890,007
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	34,990
#	Fuji Kosan Co., Ltd.	15,900	129,586
#	Fuji Kyuko Co., Ltd.	77,200	2,964,644
	Fuji Media Holdings, Inc.	145,200	1,889,165
	Fuji Oil Co., Ltd.	370,500	865,339
	Fuji Oil Holdings, Inc.	153,300	4,719,227
	Fuji Pharma Co., Ltd.	56,200	753,096
	Fuji Seal International, Inc.	194,400	5,695,402
	Fuji Soft, Inc.	22,700	1,019,989
	Fujibo Holdings, Inc.	59,200	1,433,891
	Fujicco Co., Ltd.	70,100	1,264,175
	FUJIFILM Holdings Corp.	162,275	7,691,577
	Fujikura Composites, Inc.	113,900	444,823
	Fujikura Kasei Co., Ltd.	117,600	641,370
	Fujikura, Ltd.	1,666,000	6,094,327
	Fujimi, Inc.	56,800	1,173,707
	Fujimori Kogyo Co., Ltd.	83,800	2,251,735
#	Fujio Food System Co., Ltd.	25,200	598,043
#	Fujisash Co., Ltd.	461,100	363,055
	Fujishoji Co., Ltd.	28,900	258,114
	Fujita Kanko, Inc.	43,899	1,099,383
	Fujitec Co., Ltd.	177,800	2,216,478
	Fujitsu Frontech, Ltd.	63,200	555,431
	Fujitsu General, Ltd.	267,700	4,278,135
	Fujitsu, Ltd.	453,629	35,400,483
	Fujiya Co., Ltd.	31,700	562,725
#	FuKoKu Co., Ltd.	38,000	255,426
	Fukuda Corp.	26,600	1,117,531
	Fukuda Denshi Co., Ltd.	6,100	400,654
	Fukui Bank, Ltd. (The)	111,400	1,419,405
	Fukui Computer Holdings, Inc.	29,300	613,885
	Fukuoka Financial Group, Inc.	451,356	8,265,421
	Fukushima Bank, Ltd. (The)	131,700	297,603
	Fukushima Industries Corp.	58,300	1,810,060
	Fukuyama Transporting Co., Ltd.	127,300	4,793,208

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Full Speed, Inc.	16,500	$82,276
	FULLCAST Holdings Co., Ltd.	85,300	1,744,156
#	Fumakilla, Ltd.	15,401	183,166
*	Funai Electric Co., Ltd.	102,300	727,144
	Funai Soken Holdings, Inc.	121,620	2,775,184
	Furukawa Battery Co., Ltd. (The)	78,000	465,052
	Furukawa Co., Ltd.	159,100	2,076,203
	Furukawa Electric Co., Ltd.	466,590	12,514,181
	Furuno Electric Co., Ltd.	121,000	1,036,944
	Furusato Industries, Ltd.	40,100	535,740
#	Furuya Metal Co., Ltd.	10,200	340,117
	Furyu Corp.	93,700	929,573
	Fuso Chemical Co., Ltd.	109,900	2,294,589
	Fuso Pharmaceutical Industries, Ltd.	32,699	576,300
	Futaba Corp.	217,000	2,889,481
	Futaba Industrial Co., Ltd.	382,100	2,650,852
	Future Corp.	117,300	2,086,268
	Fuyo General Lease Co., Ltd.	113,600	6,742,246
	G-7 Holdings, Inc.	43,300	1,175,249
	Gakken Holdings Co., Ltd.	14,800	665,817
#	Gakkyusha Co., Ltd.	29,000	349,316
	GCA Corp.	33,300	216,610
	Gecoss Corp.	72,100	617,867
#	Genki Sushi Co., Ltd.	24,600	692,750
#	Genky DrugStores Co., Ltd.	40,300	783,236
	Geo Holdings Corp.	214,400	2,821,772
	Geomatec Co., Ltd.	9,500	65,521
	Geostr Corp.	82,200	242,604
#	Gfoot Co., Ltd.	42,300	252,630
	Giken, Ltd.	76,300	2,235,641
#	GL Sciences, Inc.	30,400	416,858
#	Global, Ltd. (The)	32,900	139,122
	GLOBERIDE, Inc.	55,199	1,644,552
	Glory, Ltd.	189,145	4,994,613
	Glosel Co., Ltd.	69,000	275,400
#	GMO Cloud K.K.	16,800	481,145
	GMO Financial Holdings, Inc.	85,600	465,067
	GMO internet, Inc.	257,800	4,190,895
	GMO Payment Gateway, Inc.	73,400	5,303,086
	GMO Pepabo, Inc.	4,500	157,906
	Godo Steel, Ltd.	62,300	1,169,868
#	Gokurakuyu Holdings Co., Ltd.	52,900	280,135
	Goldcrest Co., Ltd.	110,030	1,983,504
#	Goldwin, Inc.	28,300	3,892,147
#	Golf Digest Online, Inc.	72,200	382,354
	Good Com Asset Co., Ltd.	900	12,681
	Grandy House Corp.	72,100	325,930
	Gree, Inc.	223,300	1,048,231
	Greens Co., Ltd.	3,700	50,374
	GS Yuasa Corp.	394,799	7,383,971
	GSI Creos Corp.	29,200	337,109
	G-Tekt Corp.	121,100	1,765,436
	Gun-Ei Chemical Industry Co., Ltd.	21,600	490,961
	GungHo Online Entertainment, Inc.	82,879	2,186,762
	Gunma Bank, Ltd. (The)	942,601	3,247,357
#*	Gunosy, Inc.	46,700	696,776
	Gunze, Ltd.	85,600	3,803,764
	Gurunavi, Inc.	227,200	1,401,414
	H2O Retailing Corp.	435,060	4,917,121

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	HABA Laboratories, Inc.	8,500	$689,353
	Hachijuni Bank, Ltd. (The)	1,180,600	4,448,898
#	Hagihara Industries, Inc.	47,800	594,585
	Hagiwara Electric Holdings Co., Ltd.	34,400	901,059
	Hagoromo Foods Corp.	1,500	36,309
	Hakudo Co., Ltd.	35,800	458,982
	Hakuhodo DY Holdings, Inc.	314,000	4,924,643
	Hakuto Co., Ltd.	73,700	829,877
#	Hakuyosha Co., Ltd.	1,000	25,906
	Halows Co., Ltd.	23,700	490,782
	Hamakyorex Co., Ltd.	92,100	3,290,810
	Hamamatsu Photonics KK	86,200	3,196,700
#	Hamee Corp.	21,400	141,291
	Hankyu Hanshin Holdings, Inc.	431,600	15,152,749
	Hanwa Co., Ltd.	160,800	4,381,348
	Happinet Corp.	70,600	847,389
#	Harada Industry Co., Ltd.	51,700	402,537
	Hard Off Corp. Co., Ltd.	47,100	318,360
	Harima Chemicals Group, Inc.	60,800	641,179
#	Harmonic Drive Systems, Inc.	29,200	1,099,751
#	Haruyama Holdings, Inc.	22,600	168,059
	Haseko Corp.	1,359,100	14,722,703
	Havix Corp.	6,500	37,568
	Hayashikane Sangyo Co., Ltd.	34,299	211,173
	Hazama Ando Corp.	1,103,380	7,606,016
	Heiwa Corp.	256,300	5,258,898
	Heiwa Real Estate Co., Ltd.	161,600	3,393,716
	Heiwado Co., Ltd.	151,500	2,781,339
#	Helios Techno Holdings Co., Ltd.	126,800	746,690
	Hibino Corp.	21,900	508,838
	Hibiya Engineering, Ltd.	103,800	1,871,642
	Hiday Hidaka Corp.	74,567	1,441,154
	Hikari Tsushin, Inc.	35,800	7,893,067
	HI-LEX Corp.	41,000	666,779
#	Himaraya Co., Ltd.	15,100	112,473
	Hino Motors, Ltd.	703,900	5,646,883
	Hinokiya Group Co., Ltd.	35,400	671,776
	Hioki EE Corp.	24,000	816,155
	Hirakawa Hewtech Corp.	50,200	582,970
#	Hiramatsu, Inc.	173,200	571,315
#	Hirano Tecseed Co., Ltd.	35,300	538,012
	Hirata Corp.	50,900	3,113,150
	Hirose Electric Co., Ltd.	11,025	1,155,114
	Hirose Tusyo, Inc.	3,400	58,480
	Hiroshima Bank, Ltd. (The)	829,000	3,962,022
	Hiroshima Gas Co., Ltd.	109,500	333,406
#	HIS Co., Ltd.	186,476	4,547,952
	Hisaka Works, Ltd.	94,600	742,412
	Hisamitsu Pharmaceutical Co., Inc.	6,800	273,283
	Hitachi Capital Corp.	419,800	8,597,191
	Hitachi Chemical Co., Ltd.	101,100	2,764,609
	Hitachi Construction Machinery Co., Ltd.	308,200	7,227,762
	Hitachi High-Technologies Corp.	90,500	4,560,033
	Hitachi Metals, Ltd.	677,530	7,123,106
	Hitachi Transport System, Ltd.	215,800	6,712,352
	Hitachi Zosen Corp.	786,500	2,820,487
	Hitachi, Ltd.	1,420,885	50,377,193
	Hitachi, Ltd., ADR	86,823	6,158,790
	Hito Communications Holdings, Inc.	28,300	480,128

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hochiki Corp.	79,200	$986,581
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	14,900	117,327
	Hodogaya Chemical Co., Ltd.	40,000	1,033,263
	Hogy Medical Co., Ltd.	63,600	1,767,878
	Hokkaido Electric Power Co., Inc.	595,300	3,370,242
	Hokkaido Gas Co., Ltd.	41,200	556,936
	Hokkan Holdings, Ltd.	39,100	612,167
	Hokko Chemical Industry Co., Ltd.	107,200	475,006
	Hokkoku Bank, Ltd. (The)	117,400	3,261,152
	Hokuetsu Corp.	697,295	3,460,276
	Hokuetsu Industries Co., Ltd.	111,800	1,215,711
	Hokuhoku Financial Group, Inc.	600,810	6,019,654
	Hokuriku Electric Industry Co., Ltd.	30,600	295,396
*	Hokuriku Electric Power Co.	520,600	3,728,329
	Hokuriku Electrical Construction Co., Ltd.	14,100	116,396
	Hokuto Corp.	101,500	1,730,171
#	Honda Motor Co., Ltd., Sponsored ADR	409,923	10,198,884
	Honda Motor Co., Ltd.	2,640,923	65,707,528
	Honda Tsushin Kogyo Co., Ltd.	69,800	318,402
	H-One Co., Ltd.	122,400	796,123
	Honeys Holdings Co., Ltd.	78,230	947,625
	Honshu Chemical Industry Co., Ltd.	17,400	188,486
#	Hoosiers Holdings	223,400	1,272,076
	Horiba, Ltd.	169,400	9,065,439
	Hoshizaki Corp.	29,300	2,070,019
	Hosiden Corp.	255,000	2,830,861
	Hosokawa Micron Corp.	41,300	1,671,072
*	Hotland Co., Ltd.	36,700	490,032
#	House Do Co., Ltd.	22,100	335,288
	House Foods Group, Inc.	125,900	4,630,861
	Howa Machinery, Ltd.	51,700	399,104
	Hoya Corp.	338,800	25,979,825
	HUB Co., Ltd.	17,400	194,849
	Hulic Co., Ltd.	132,800	1,140,801
	Hurxley Corp.	3,300	31,481
	Hyakugo Bank, Ltd. (The)	1,269,100	3,721,414
	Hyakujushi Bank, Ltd. (The)	124,100	2,469,934
#	I K K, Inc.	55,400	359,618
	Ibiden Co., Ltd.	488,405	8,707,497
	IBJ Leasing Co., Ltd.	164,700	4,133,430
	IBJ, Inc.	80,400	651,716
#	Ichibanya Co., Ltd.	33,932	1,598,289
	Ichigo, Inc.	1,140,700	4,121,756
	Ichiken Co., Ltd.	36,100	567,945
	Ichikoh Industries, Ltd.	297,900	1,905,810
	Ichinen Holdings Co., Ltd.	123,572	1,260,741
	Ichiyoshi Securities Co., Ltd.	243,100	1,604,958
	Icom, Inc.	56,800	1,181,077
	ID Holdings Corp.	18,750	203,517
#	Idec Corp.	149,100	2,677,773
	Idemitsu Kosan Co., Ltd.	853,691	23,525,501
#	IDOM, Inc.	458,000	1,725,255
	Ihara Science Corp.	32,500	378,023
	IHI Corp.	437,000	10,413,077
	Iida Group Holdings Co., Ltd.	254,696	4,177,675
	Iino Kaiun Kaisha, Ltd.	400,300	1,340,172
	IJTT Co., Ltd.	96,460	461,029
	Ikegami Tsushinki Co., Ltd.	25,900	251,330
#	Imagica Group, Inc.	74,900	373,147

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Imasen Electric Industrial	88,300	$715,740
	Imuraya Group Co., Ltd.	12,300	234,280
	Inaba Denki Sangyo Co., Ltd.	72,700	3,348,084
#	Inaba Seisakusho Co., Ltd.	44,500	568,264
	Inabata & Co., Ltd.	219,200	2,852,329
	Inageya Co., Ltd.	50,200	680,354
	Ines Corp.	71,500	761,726
	I-Net Corp.	61,310	822,575
#	Infocom Corp.	138,000	3,420,473
#	Infomart Corp.	348,400	4,699,392
	Information Services International-Dentsu, Ltd.	52,800	1,833,305
	Innotech Corp.	65,600	544,083
	Inpex Corp.	1,080,900	9,479,875
#	Insource Co., Ltd.	30,800	902,612
	Intage Holdings, Inc.	183,100	1,547,272
	Intelligent Wave, Inc.	20,400	174,529
#	Inter Action Corp.	28,900	502,207
	Internet Initiative Japan, Inc.	175,700	3,283,762
	Interworks, Inc.	3,700	24,426
#	Inui Global Logistics Co., Ltd.	71,300	574,472
	I-O Data Device, Inc.	42,600	365,980
#	IR Japan Holdings, Ltd.	32,300	842,032
	Iriso Electronics Co., Ltd.	83,700	3,818,090
#	I'rom Group Co., Ltd.	19,300	304,024
#	Ise Chemicals Corp.	5,600	170,018
	Iseki & Co., Ltd.	104,500	1,367,510
	Isetan Mitsukoshi Holdings, Ltd.	865,940	6,884,132
	Ishihara Sangyo Kaisha, Ltd.	220,600	2,343,670
	Ishii Iron Works Co., Ltd.	2,900	53,623
#*	Ishikawa Seisakusho, Ltd.	5,900	76,828
	Ishizuka Glass Co., Ltd.	11,699	214,323
#	Isolite Insulating Products Co., Ltd.	71,700	298,543
#*	Istyle, Inc.	134,800	1,016,640
	Isuzu Motors, Ltd.	1,294,507	14,324,277
#*	ITbook Holdings Co., Ltd.	47,700	152,719
	Itfor, Inc.	67,800	580,407
	ITmedia, Inc.	5,500	26,975
	Ito En, Ltd.	85,300	3,724,780
	ITOCHU Corp.	739,200	14,074,901
	Itochu Enex Co., Ltd.	290,300	2,349,131
	Itochu Techno-Solutions Corp.	70,200	1,799,578
	Itochu-Shokuhin Co., Ltd.	17,700	724,877
	Itoham Yonekyu Holdings, Inc.	461,546	3,023,583
	Itoki Corp.	207,400	855,507
#*	Itokuro, Inc.	30,000	468,585
	IwaiCosmo Holdings, Inc.	117,300	1,196,395
	Iwaki & Co., Ltd.	171,200	762,525
	Iwasaki Electric Co., Ltd.	34,500	418,908
	Iwatani Corp.	229,400	7,572,492
	Iwatsu Electric Co., Ltd.	44,000	317,239
	Iyo Bank, Ltd. (The)	730,457	3,550,097
	Izumi Co., Ltd.	103,900	3,897,301
	J Front Retailing Co., Ltd.	761,600	8,941,006
#	J Trust Co., Ltd.	386,800	1,689,681
	JAC Recruitment Co., Ltd.	73,900	1,708,463
	Jaccs Co., Ltd.	133,600	2,657,129
	Jafco Co., Ltd.	180,100	6,676,496
	Jalux, Inc.	39,000	901,317
	Jamco Corp.	50,600	922,086

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Janome Sewing Machine Co., Ltd.	79,599	$340,649
	Japan Airlines Co., Ltd.	215,200	6,739,052
#	Japan Airport Terminal Co., Ltd.	59,000	2,439,488
	Japan Asia Group, Ltd.	135,200	419,705
*	Japan Asia Investment Co., Ltd.	76,600	182,595
*	Japan Asset Marketing Co., Ltd.	567,700	473,476
	Japan Aviation Electronics Industry, Ltd.	342,100	4,764,527
#	Japan Best Rescue System Co., Ltd.	71,200	933,374
	Japan Cash Machine Co., Ltd.	100,300	997,340
#*	Japan Display, Inc.	11,192,801	7,649,079
#	Japan Electronic Materials Corp.	34,000	164,941
	Japan Elevator Service Holdings Co., Ltd.	55,300	1,396,517
	Japan Exchange Group, Inc.	717,500	10,515,316
	Japan Foundation Engineering Co., Ltd.	124,200	383,442
#	Japan Investment Adviser Co., Ltd.	38,500	649,941
	Japan Lifeline Co., Ltd.	250,500	4,408,877
	Japan Material Co., Ltd.	253,300	3,297,743
#	Japan Meat Co., Ltd.	63,500	1,051,999
	Japan Medical Dynamic Marketing, Inc.	150,500	1,884,379
	Japan Oil Transportation Co., Ltd.	13,579	360,904
	Japan Petroleum Exploration Co., Ltd.	102,400	2,229,447
	Japan Post Holdings Co., Ltd.	1,239,400	12,149,243
	Japan Property Management Center Co., Ltd.	52,300	545,173
	Japan Pulp & Paper Co., Ltd.	48,100	1,618,556
	Japan Securities Finance Co., Ltd.	577,100	2,925,605
	Japan Steel Works, Ltd. (The)	363,300	6,325,672
	Japan Tobacco, Inc.	1,308,500	28,831,135
	Japan Transcity Corp.	157,600	720,003
	Japan Wool Textile Co., Ltd. (The)	243,100	2,010,457
	Jastec Co., Ltd.	35,900	358,037
	JBCC Holdings, Inc.	52,400	771,241
	JCR Pharmaceuticals Co., Ltd.	13,500	949,905
	JCU Corp.	145,600	2,731,042
	Jeol, Ltd.	124,100	2,788,645
	JFE Holdings, Inc.	881,108	11,649,118
#	JFLA Holdings, Inc.	77,800	298,013
	JGC Corp.	724,800	9,436,449
*	JIG-SAW, Inc.	7,500	344,448
	Jimoto Holdings, Inc.	529,100	475,170
	JINS Holdings, Inc.	59,100	3,111,118
	JK Holdings Co., Ltd.	69,700	351,790
*	JMC Corp.	10,400	167,293
	JMS Co., Ltd.	59,100	433,628
	Joban Kosan Co., Ltd.	26,499	402,009
	J-Oil Mills, Inc.	50,800	1,821,426
*	Jolly - Pasta Co., Ltd.	3,500	60,406
	Joshin Denki Co., Ltd.	71,900	1,371,804
	JP-Holdings, Inc.	150,000	393,489
	JSB Co., Ltd.	400	17,408
	JSP Corp.	64,500	1,120,831
	JSR Corp.	521,700	8,615,821
	JTEKT Corp.	833,500	9,882,468
	Juki Corp.	216,599	1,955,836
	Juroku Bank, Ltd. (The)	166,400	3,392,666
	Justsystems Corp.	62,100	2,095,374
	JVCKenwood Corp.	995,270	2,225,800
	JXTG Holdings, Inc.	8,311,220	39,111,160
	K&O Energy Group, Inc.	65,400	885,047
*	Kadokawa Dwango	273,653	3,477,570

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kadoya Sesame Mills, Inc.	6,800	$253,010
	Kaga Electronics Co., Ltd.	88,400	1,344,835
	Kagome Co., Ltd.	11,400	264,101
	Kajima Corp.	997,200	12,824,870
	Kakaku.com, Inc.	289,200	6,007,020
	Kaken Pharmaceutical Co., Ltd.	104,100	5,043,061
#	Kakiyasu Honten Co., Ltd.	28,300	555,940
#	Kamakura Shinsho, Ltd.	43,600	602,790
	Kameda Seika Co., Ltd.	51,500	2,405,416
	Kamei Corp.	122,800	1,250,597
	Kamigumi Co., Ltd.	312,800	7,190,990
	Kanaden Corp.	82,700	1,059,699
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	592,031
	Kanamic Network Co., Ltd.	20,800	420,765
	Kanamoto Co., Ltd.	187,200	4,811,896
	Kandenko Co., Ltd.	466,000	4,063,026
	Kaneka Corp.	189,000	7,017,100
	Kaneko Seeds Co., Ltd.	2,700	31,673
	Kanematsu Corp.	428,300	4,913,851
	Kanematsu Electronics, Ltd.	71,100	1,950,100
	Kansai Electric Power Co., Inc. (The)	425,400	5,253,513
	Kansai Mirai Financial Group, Inc.	390,303	2,621,282
	Kansai Paint Co., Ltd.	152,900	3,019,284
	Kansai Super Market, Ltd.	12,400	123,532
	Kanto Denka Kogyo Co., Ltd.	324,800	2,219,328
	Kao Corp.	419,000	30,578,934
	Kappa Create Co., Ltd.	34,400	439,453
	Kasai Kogyo Co., Ltd.	156,000	1,279,974
#	Katakura & Co-op Agri Corp.	12,200	122,147
	Katakura Industries Co., Ltd.	113,000	1,289,323
	Kato Sangyo Co., Ltd.	69,200	2,042,095
	Kato Works Co., Ltd.	50,926	909,049
	KAWADA TECHNOLOGIES, Inc.	24,500	1,680,050
#	Kawagishi Bridge Works Co., Ltd.	9,600	214,663
	Kawai Musical Instruments Manufacturing Co., Ltd.	25,300	708,910
	Kawasaki Heavy Industries, Ltd.	593,900	12,921,972
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	73,547
#*	Kawasaki Kisen Kaisha, Ltd.	393,998	5,033,401
	Kawasumi Laboratories, Inc.	71,800	503,917
	KDDI Corp.	2,158,400	56,315,877
	KeePer Technical Laboratory Co., Ltd.	24,800	283,202
	Keihan Holdings Co., Ltd.	290,500	11,774,190
	Keihanshin Building Co., Ltd.	190,000	2,093,919
	Keihin Co., Ltd.	12,500	142,026
	Keihin Corp.	291,500	4,045,914
	Keikyu Corp.	138,300	2,324,215
	Keio Corp.	66,100	4,090,125
	Keisei Electric Railway Co., Ltd.	90,500	3,326,550
	Keiyo Bank, Ltd. (The)	576,600	3,509,344
	Keiyo Co., Ltd.	167,100	724,394
	KEL Corp.	14,100	102,445
	Kenedix, Inc.	273,500	1,386,118
#	Kenko Mayonnaise Co., Ltd.	64,000	1,462,402
	Kewpie Corp.	291,700	6,600,851
	Key Coffee, Inc.	51,200	1,000,001
	Keyence Corp.	49,710	28,526,021
	KFC Holdings Japan, Ltd.	56,300	1,105,687
	KH Neochem Co., Ltd.	128,600	3,186,174
	Kikkoman Corp.	72,650	3,302,885

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kimoto Co., Ltd.	207,100	$364,421
#	Kimura Chemical Plants Co., Ltd.	90,500	297,681
	Kimura Unity Co., Ltd.	8,500	81,366
	Kinden Corp.	332,400	5,028,393
	King Jim Co., Ltd.	15,500	117,499
#*	Kinki Sharyo Co., Ltd. (The)	24,700	382,742
	Kintetsu Department Store Co., Ltd.	20,600	588,042
	Kintetsu Group Holdings Co., Ltd.	117,200	5,556,823
	Kintetsu World Express, Inc.	208,600	2,797,218
	Kirin Holdings Co., Ltd.	805,380	17,467,287
	Kirindo Holdings Co., Ltd.	48,200	782,500
	Kissei Pharmaceutical Co., Ltd.	149,600	3,695,158
	Ki-Star Real Estate Co., Ltd.	46,800	704,697
	Kitagawa Corp.	50,500	976,485
	Kita-Nippon Bank, Ltd. (The)	36,800	609,797
	Kitano Construction Corp.	22,600	543,000
#	Kitanotatsujin Corp.	253,000	1,634,361
	Kito Corp.	157,800	2,336,557
	Kitz Corp.	385,700	2,620,633
	Kiyo Bank, Ltd. (The)	314,900	4,101,190
#*	KLab, Inc.	260,600	2,132,846
*	KNT-CT Holdings Co., Ltd.	46,300	558,698
	Koa Corp.	113,900	1,371,107
	Koatsu Gas Kogyo Co., Ltd.	94,000	719,713
	Kobayashi Pharmaceutical Co., Ltd.	42,400	3,025,035
	Kobe Bussan Co., Ltd.	100,400	5,608,427
*	Kobe Electric Railway Co., Ltd.	15,400	562,741
	Kobe Steel, Ltd.	2,095,982	13,448,411
#	Kobelco Eco-Solutions Co., Ltd.	8,000	129,467
	Kohnan Shoji Co., Ltd.	121,700	2,652,773
	Kohsoku Corp.	38,800	444,790
#	Koike Sanso Kogyo Co., Ltd.	4,000	87,464
	Koito Manufacturing Co., Ltd.	173,800	8,688,838
#*	Kojima Co., Ltd.	244,300	1,064,451
	Kokusai Co., Ltd.	13,700	91,224
	Kokuyo Co., Ltd.	368,564	4,971,242
	KOMAIHALTEC, Inc.	22,100	328,963
	Komatsu Matere Co., Ltd.	136,100	968,126
	Komatsu Wall Industry Co., Ltd.	32,800	577,507
	Komatsu, Ltd.	795,000	17,776,517
	KOMEDA Holdings Co., Ltd.	199,500	3,694,428
	Komehyo Co., Ltd.	37,800	407,895
	Komeri Co., Ltd.	145,200	2,982,875
	Komori Corp.	308,100	3,111,299
#	Konaka Co., Ltd.	321,380	1,235,452
	Konami Holdings Corp.	173,162	7,347,242
	Kondotec, Inc.	64,100	543,871
	Konica Minolta, Inc.	1,770,000	14,668,267
	Konishi Co., Ltd.	109,100	1,553,526
	Konoike Transport Co., Ltd.	115,900	1,793,220
	Konoshima Chemical Co., Ltd.	39,300	306,046
#*	Kosaido Co., Ltd.	74,600	489,407
	Kose Corp.	49,800	8,489,036
#	Kosei Securities Co., Ltd. (The)	31,000	178,178
#	Koshidaka Holdings Co., Ltd.	185,600	2,625,531
	Kotobuki Spirits Co., Ltd.	86,200	5,084,828
	Kourakuen Holdings Corp.	45,100	1,249,682
	Kozo Keikaku Engineering, Inc.	6,200	125,371
	Krosaki Harima Corp.	35,000	1,919,462

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KRS Corp.	39,600	$715,538
	K's Holdings Corp.	656,680	5,987,657
	KU Holdings Co., Ltd.	51,000	406,628
	Kubota Corp., Sponsored ADR	43,382	3,350,392
	Kubota Corp.	86,000	1,326,595
	Kumagai Gumi Co., Ltd.	217,900	5,825,218
#	Kumiai Chemical Industry Co., Ltd.	369,965	3,039,128
	Kura Sushi, Inc.	41,800	1,713,525
	Kurabo Industries, Ltd.	84,600	1,630,645
	Kuraray Co., Ltd.	1,207,400	14,279,665
	Kureha Corp.	104,500	6,922,585
	Kurimoto, Ltd.	50,900	689,487
	Kurita Water Industries, Ltd.	200,400	5,059,186
	Kuriyama Holdings Corp.	54,600	441,072
	Kushikatsu Tanaka Holdings Co.	15,500	278,866
	Kusuri no Aoki Holdings Co., Ltd.	45,800	3,028,202
*	KYB Corp.	346,100	9,822,001
	Kyocera Corp.	188,630	11,496,481
#	Kyoden Co., Ltd.	161,300	488,585
	Kyodo Printing Co., Ltd.	36,200	941,257
	Kyoei Steel, Ltd.	121,800	2,063,028
	Kyokuto Boeki Kaisha, Ltd.	33,659	549,079
	Kyokuto Kaihatsu Kogyo Co., Ltd.	155,200	1,915,053
	Kyokuto Securities Co., Ltd.	118,200	992,470
	Kyokuyo Co., Ltd.	45,200	1,265,909
	KYORIN Holdings, Inc.	182,500	3,069,812
	Kyoritsu Maintenance Co., Ltd.	157,374	6,775,196
	Kyoritsu Printing Co., Ltd.	170,500	285,748
	Kyosan Electric Manufacturing Co., Ltd.	184,500	634,582
	Kyoto Kimono Yuzen Co., Ltd.	17,500	54,119
	Kyowa Electronic Instruments Co., Ltd.	103,400	397,473
	Kyowa Exeo Corp.	276,148	6,632,338
	Kyowa Kirin Co., Ltd.	60,800	1,002,046
	Kyowa Leather Cloth Co., Ltd.	58,800	424,182
	Kyudenko Corp.	160,600	4,972,532
	Kyushu Electric Power Co., Inc.	277,900	2,761,299
	Kyushu Financial Group, Inc.	1,061,400	4,028,204
	Kyushu Railway Co.	98,800	2,815,020
#	LAC Co., Ltd.	59,000	917,224
#	Lacto Japan Co., Ltd.	27,600	846,166
	Land Business Co., Ltd.	2,900	20,486
#*	Laox Co., Ltd.	216,699	628,345
	Lasertec Corp.	165,200	7,858,588
	Lawson, Inc.	67,600	3,378,075
	LEC, Inc.	125,100	1,468,110
#*	Leopalace21 Corp.	1,614,100	3,377,736
	Life Corp.	80,400	1,657,876
	LIFULL Co., Ltd.	278,500	1,287,741
#	Like Co., Ltd.	34,600	592,149
*	LINE Corp.	13,500	429,227
	Linical Co., Ltd.	43,100	416,516
#	Link And Motivation, Inc.	125,100	641,926
	Lintec Corp.	204,300	4,298,638
	Lion Corp.	204,900	4,022,317
*	Litalico, Inc.	21,300	371,909
	LIXIL Group Corp.	637,719	11,030,659
	LIXIL VIVA Corp.	25,300	307,471
	Lonseal Corp.	5,700	88,104
	Look Holdings, Inc.	29,100	316,077

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	M&A Capital Partners Co., Ltd.	30,200	$2,017,610
	M3, Inc.	357,500	7,202,015
	Mabuchi Motor Co., Ltd.	33,900	1,170,359
	Macnica Fuji Electronics Holdings, Inc.	234,150	3,248,661
	Macromill, Inc.	131,900	1,531,438
	Maeda Corp.	485,800	3,639,650
	Maeda Kosen Co., Ltd.	129,600	2,167,453
	Maeda Road Construction Co., Ltd.	206,300	4,377,779
	Maezawa Kasei Industries Co., Ltd.	58,900	615,282
	Maezawa Kyuso Industries Co., Ltd.	44,100	783,372
	Makino Milling Machine Co., Ltd.	116,200	4,844,157
	Makita Corp., Sponsored ADR	1,200	38,784
	Makita Corp.	98,200	3,237,843
	Mamezou Holdings Co., Ltd.	126,300	1,708,598
	Mamiya-Op Co., Ltd.	20,799	177,585
	Mandom Corp.	63,600	1,496,471
	Mani, Inc.	36,700	2,637,413
	MarkLines Co., Ltd.	46,500	793,000
	Mars Group Holdings Corp.	58,900	1,100,690
	Marubeni Corp.	1,184,759	7,680,283
	Marubun Corp.	97,300	521,850
	Marudai Food Co., Ltd.	91,100	1,702,651
	Marufuji Sheet Piling Co., Ltd.	2,700	55,028
	Maruha Nichiro Corp.	285,481	8,339,939
	Marui Group Co., Ltd.	259,600	5,608,628
	Maruichi Steel Tube, Ltd.	120,600	3,175,045
	Maruka Corp.	24,400	429,710
#	Marumae Co., Ltd.	23,900	195,996
#	Marusan Securities Co., Ltd.	208,500	1,048,707
#	Maruwa Co., Ltd.	54,900	3,376,639
#	Maruwa Unyu Kikan Co., Ltd.	46,000	1,965,969
	Maruyama Manufacturing Co., Inc.	15,400	161,979
#	Maruzen CHI Holdings Co., Ltd.	93,600	325,496
#	Maruzen Co., Ltd.	24,800	478,894
	Maruzen Showa Unyu Co., Ltd.	59,000	1,752,670
	Marvelous, Inc.	234,000	1,661,264
#	Matching Service Japan Co., Ltd.	26,400	417,097
	Matsuda Sangyo Co., Ltd.	63,362	893,576
	Matsui Construction Co., Ltd.	92,100	573,116
#	Matsui Securities Co., Ltd.	216,000	1,793,145
	Matsumotokiyoshi Holdings Co., Ltd.	172,200	5,732,003
#	Matsuya Co., Ltd.	40,700	300,535
	Matsuyafoods Holdings Co., Ltd.	40,600	1,338,107
	Max Co., Ltd.	101,100	1,594,589
#	Maxell Holdings, Ltd.	265,200	3,390,367
	Maxvalu Nishinihon Co., Ltd.	1,700	26,239
#	Maxvalu Tokai Co., Ltd.	24,500	439,277
	Mazda Motor Corp.	1,602,300	15,501,787
	McDonald's Holdings Co. Japan, Ltd.	71,900	3,228,501
	MCJ Co., Ltd.	466,400	3,410,593
	Mebuki Financial Group, Inc.	2,917,991	7,200,058
	MEC Co., Ltd.	44,400	437,794
#	Media Do Holdings Co., Ltd.	24,500	780,237
#*	Medical Data Vision Co., Ltd.	52,600	526,774
	Medical System Network Co., Ltd.	162,500	793,539
	Medipal Holdings Corp.	238,100	5,057,646
	Medius Holdings Co., Ltd.	8,700	53,958
#	Megachips Corp.	107,600	1,605,867
	Megmilk Snow Brand Co., Ltd.	266,900	5,703,364

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	228,500	$3,522,414
	Meiji Electric Industries Co., Ltd.	24,300	306,075
	MEIJI Holdings Co., Ltd.	137,920	9,577,844
	Meiji Shipping Co., Ltd.	65,900	189,979
#	Meiko Electronics Co., Ltd.	163,900	2,764,725
#	Meiko Network Japan Co., Ltd.	84,300	726,072
	Meisei Industrial Co., Ltd.	167,700	1,158,431
	Meitec Corp.	112,400	5,792,758
#	Meito Sangyo Co., Ltd.	35,600	451,279
	Meiwa Corp.	106,000	368,084
	Meiwa Estate Co., Ltd.	67,200	348,527
	Melco Holdings, Inc.	5,900	153,843
#	Members Co., Ltd.	25,200	453,185
	Menicon Co., Ltd.	145,500	5,350,823
#	Mercuria Investment Co., Ltd.	42,500	285,098
	Mesco, Inc.	12,400	108,935
#*	Metaps, Inc.	6,000	60,451
	METAWATER Co., Ltd.	30,200	1,010,653
	Michinoku Bank, Ltd. (The)	87,209	1,354,579
	Micronics Japan Co., Ltd.	106,000	1,011,485
	Mie Kotsu Group Holdings, Inc.	273,800	1,423,356
	Mikuni Corp.	142,900	481,138
	Milbon Co., Ltd.	78,572	3,833,890
	Mimaki Engineering Co., Ltd.	110,700	600,282
	Mimasu Semiconductor Industry Co., Ltd.	115,600	1,920,269
	Minebea Mitsumi, Inc.	1,038,826	17,730,139
#	Ministop Co., Ltd.	83,800	1,144,482
	Miraca Holdings, Inc.	276,600	6,253,921
	Miraial Co., Ltd.	35,800	461,293
	Mirait Holdings Corp.	282,310	4,168,147
#	Miroku Jyoho Service Co., Ltd.	75,800	2,369,083
	Misawa Homes Co., Ltd.	141,000	1,376,543
	MISUMI Group, Inc.	200,700	4,504,012
	Mitachi Co., Ltd.	7,700	49,720
	Mitani Corp.	35,400	1,751,409
	Mitani Sekisan Co., Ltd.	7,000	191,831
	Mito Securities Co., Ltd.	409,700	750,016
	Mitsuba Corp.	325,900	1,939,132
	Mitsubishi Chemical Holdings Corp.	3,759,260	26,688,884
	Mitsubishi Corp.	1,079,700	28,992,407
	Mitsubishi Electric Corp.	1,447,500	18,905,405
	Mitsubishi Estate Co., Ltd.	574,020	10,565,953
	Mitsubishi Gas Chemical Co., Inc.	527,800	7,023,683
	Mitsubishi Heavy Industries, Ltd.	229,300	9,458,892
	Mitsubishi Kakoki Kaisha, Ltd.	30,900	452,766
	Mitsubishi Logisnext Co., Ltd.	208,800	2,134,883
	Mitsubishi Logistics Corp.	188,199	5,005,151
	Mitsubishi Materials Corp.	421,520	11,594,159
	Mitsubishi Motors Corp.	2,245,000	9,879,107
	Mitsubishi Paper Mills, Ltd.	163,000	847,310
	Mitsubishi Pencil Co., Ltd.	56,300	870,835
	Mitsubishi Research Institute, Inc.	37,600	1,377,644
	Mitsubishi Shokuhin Co., Ltd.	75,200	1,890,827
	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	733,212
	Mitsubishi Tanabe Pharma Corp.	426,100	4,810,622
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,429,872	7,106,464
	Mitsubishi UFJ Financial Group, Inc.	9,210,200	45,489,186
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,953,100	10,349,892
	Mitsuboshi Belting, Ltd.	86,500	1,585,869

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co., Ltd., Sponsored ADR	15,092	$4,928,745
	Mitsui & Co., Ltd.	971,445	15,792,647
	Mitsui Chemicals, Inc.	681,613	15,586,660
*	Mitsui E&S Holdings Co., Ltd.	463,500	4,061,764
	Mitsui Fudosan Co., Ltd.	341,500	7,709,084
	Mitsui High-Tec, Inc.	118,500	1,393,115
	Mitsui Matsushima Holdings Co., Ltd.	59,000	701,665
	Mitsui Mining & Smelting Co., Ltd.	373,400	8,578,790
	Mitsui OSK Lines, Ltd.	458,800	11,252,538
	Mitsui Sugar Co., Ltd.	77,600	1,655,443
	Mitsui-Soko Holdings Co., Ltd.	145,000	2,054,588
	Mitsumura Printing Co., Ltd.	1,500	26,654
	Mitsuuroko Group Holdings Co., Ltd.	122,500	948,107
	Miura Co., Ltd.	35,200	972,992
	Mixi, Inc.	315,200	5,955,358
	Miyaji Engineering Group, Inc.	31,800	513,021
	Miyazaki Bank, Ltd. (The)	74,300	1,788,368
	Miyoshi Oil & Fat Co., Ltd.	40,300	403,683
	Mizuho Financial Group, Inc.	19,453,460	27,610,694
#	Mizuho Medy Co., Ltd.	13,100	299,732
	Mizuno Corp.	92,921	2,132,856
#*	Mobile Factory, Inc.	19,700	282,904
	Mochida Pharmaceutical Co., Ltd.	46,898	1,969,867
	Modec, Inc.	103,600	2,749,626
	Molitec Steel Co., Ltd.	55,500	186,950
#	Monex Group, Inc.	956,200	2,839,074
#	Money Partners Group Co., Ltd.	88,500	228,173
	Monogatari Corp. (The)	27,200	2,311,972
#	MonotaRO Co., Ltd.	271,200	5,920,435
#	MORESCO Corp.	40,400	538,804
	Mori-Gumi Co., Ltd.	51,800	153,639
	Morinaga & Co., Ltd.	112,800	5,288,826
	Morinaga Milk Industry Co., Ltd.	241,100	9,356,067
	Morita Holdings Corp.	148,900	2,444,411
	Morito Co., Ltd.	76,000	565,670
#	Morozoff, Ltd.	9,399	423,984
	Mory Industries, Inc.	27,200	491,161
	MrMax Holdings, Ltd.	93,900	385,301
	MS&AD Insurance Group Holdings, Inc.	384,974	12,618,900
	MTI, Ltd.	173,700	1,254,628
#	Mugen Estate Co., Ltd.	83,800	434,783
	Murata Manufacturing Co., Ltd.	381,020	17,447,351
	Musashi Seimitsu Industry Co., Ltd.	295,100	3,861,329
	Musashino Bank, Ltd. (The)	164,800	3,183,278
	Mutoh Holdings Co., Ltd.	11,700	178,374
*	Mynet, Inc.	41,900	244,578
	N Field Co., Ltd.	51,800	325,648
	Nabtesco Corp.	196,600	5,296,304
	NAC Co., Ltd.	65,800	595,273
	Nachi-Fujikoshi Corp.	100,700	4,237,196
#	Nadex Co., Ltd.	7,600	60,844
	Nafco Co., Ltd.	1,100	14,254
	Nagaileben Co., Ltd.	17,200	358,815
	Nagano Bank, Ltd. (The)	39,700	622,959
	Nagano Keiki Co., Ltd.	55,400	393,989
	Nagase & Co., Ltd.	416,500	6,068,109
	Nagatanien Holdings Co., Ltd.	32,500	618,581
	Nagawa Co., Ltd.	6,600	304,615
	Nagoya Railroad Co., Ltd.	241,299	6,642,872

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Naigai Co., Ltd.	12,200	$49,851
	Naigai Trans Line, Ltd.	26,700	321,338
	Nakabayashi Co., Ltd.	88,700	446,318
#	Nakamoto Packs Co., Ltd.	15,100	206,886
	Nakamuraya Co., Ltd.	10,500	411,043
	Nakanishi, Inc.	102,300	1,867,455
	Nakano Corp.	76,100	297,741
	Nakayama Steel Works, Ltd.	116,700	514,083
	Nakayo, Inc.	6,200	94,870
	Namura Shipbuilding Co., Ltd.	326,348	860,514
	Nankai Electric Railway Co., Ltd.	163,500	3,917,278
	Nanto Bank, Ltd. (The)	168,301	3,613,966
	Narasaki Sangyo Co., Ltd.	13,400	216,386
	Natori Co., Ltd.	25,700	374,306
	NEC Capital Solutions, Ltd.	64,100	1,163,158
	NEC Corp.	520,380	21,272,754
	NEC Networks & System Integration Corp.	74,600	1,929,072
	NET One Systems Co., Ltd.	291,700	7,693,670
	Neturen Co., Ltd.	160,700	1,239,215
*	New Japan Chemical Co., Ltd.	187,900	361,611
	Newton Financial Consulting, Inc.	3,000	62,196
*	Nexon Co., Ltd.	214,600	3,396,792
	Nextage Co., Ltd.	149,900	1,693,844
#	Nexyz Group Corp.	27,100	500,140
	NF Corp.	11,300	233,211
	NGK Insulators, Ltd.	584,300	8,690,161
	NGK Spark Plug Co., Ltd.	417,200	7,966,243
	NH Foods, Ltd.	195,799	7,261,761
	NHK Spring Co., Ltd.	1,193,037	9,355,456
	Nicca Chemical Co., Ltd.	11,200	87,636
#*	Nice Holdings, Inc.	36,100	201,594
#	Nichia Steel Works, Ltd.	249,101	761,887
	Nichias Corp.	330,500	5,919,491
	Nichiban Co., Ltd.	36,500	633,134
	Nichicon Corp.	279,500	2,300,139
	Nichiden Corp.	45,900	805,397
	Nichiha Corp.	149,800	3,907,289
	NichiiGakkan Co., Ltd.	306,300	4,846,849
	Nichi-iko Pharmaceutical Co., Ltd.	293,950	3,368,223
#	Nichimo Co., Ltd.	4,800	76,838
	Nichirei Corp.	417,999	9,670,745
	Nichireki Co., Ltd.	132,100	1,323,471
	Nichirin Co., Ltd.	60,630	875,947
	Nidec Corp.	110,778	14,812,755
#	Nidec Corp., Sponsored ADR	20,578	689,363
	Nifco, Inc.	268,700	6,627,096
	Nihon Chouzai Co., Ltd.	49,260	1,494,060
#*	Nihon Dempa Kogyo Co., Ltd.	403,700	1,781,688
	Nihon Dengi Co., Ltd.	6,800	176,732
	Nihon Denkei Co., Ltd.	19,400	251,437
	Nihon Eslead Corp.	38,900	609,955
	Nihon Flush Co., Ltd.	32,500	871,365
	Nihon House Holdings Co., Ltd.	250,400	1,013,903
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	512,742
	Nihon Kohden Corp.	129,000	3,529,960
	Nihon M&A Center, Inc.	282,600	7,583,726
#	Nihon Nohyaku Co., Ltd.	261,300	1,102,811
	Nihon Parkerizing Co., Ltd.	251,200	2,799,028
	Nihon Plast Co., Ltd.	100,700	641,133

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Tokushu Toryo Co., Ltd.	48,700	$583,417
	Nihon Unisys, Ltd.	369,700	12,133,486
	Nihon Yamamura Glass Co., Ltd.	47,500	605,780
	Nikkato Corp.	24,500	150,673
	Nikkiso Co., Ltd.	208,300	2,665,931
#	Nikko Co., Ltd.	26,100	698,681
	Nikkon Holdings Co., Ltd.	258,400	6,038,207
	Nikon Corp.	474,300	6,403,855
	Nintendo Co., Ltd.	23,100	8,498,322
	Nippi, Inc.	8,500	262,200
	Nippo Corp.	201,700	3,842,657
	Nippon Air Conditioning Services Co., Ltd.	69,900	463,878
	Nippon Aqua Co., Ltd.	9,900	52,623
	Nippon Beet Sugar Manufacturing Co., Ltd.	56,300	1,036,277
	Nippon Carbide Industries Co., Inc.	46,700	567,779
#	Nippon Carbon Co., Ltd.	53,400	2,048,954
	Nippon Chemical Industrial Co., Ltd.	24,900	482,525
	Nippon Chemi-Con Corp.	100,400	1,536,648
	Nippon Chemiphar Co., Ltd.	10,000	261,137
	Nippon Coke & Engineering Co., Ltd.	1,045,400	899,432
#	Nippon Commercial Development Co., Ltd.	64,600	898,244
	Nippon Concept Corp.	31,800	354,030
	Nippon Concrete Industries Co., Ltd.	263,400	677,182
#	Nippon Denko Co., Ltd.	830,450	1,426,404
	Nippon Densetsu Kogyo Co., Ltd.	160,100	3,067,413
	Nippon Electric Glass Co., Ltd.	267,700	5,986,665
	Nippon Express Co., Ltd.	186,276	10,498,623
	Nippon Felt Co., Ltd.	15,100	63,299
	Nippon Filcon Co., Ltd.	48,800	216,938
	Nippon Fine Chemical Co., Ltd.	54,900	601,384
	Nippon Flour Mills Co., Ltd.	344,700	5,436,201
	Nippon Gas Co., Ltd.	189,100	5,307,717
	Nippon Hume Corp.	112,100	717,167
	Nippon Kanzai Co., Ltd.	21,800	367,207
	Nippon Kayaku Co., Ltd.	437,900	5,148,834
	Nippon Kinzoku Co., Ltd.	35,200	279,134
#	Nippon Kodoshi Corp.	46,700	632,706
	Nippon Koei Co., Ltd.	68,300	1,498,354
	Nippon Koshuha Steel Co., Ltd.	46,700	190,613
	Nippon Light Metal Holdings Co., Ltd.	3,842,000	7,023,497
	Nippon Paint Holdings Co., Ltd.	84,000	3,654,860
	Nippon Paper Industries Co., Ltd.	451,802	7,965,798
#	Nippon Parking Development Co., Ltd., Class C	805,200	1,253,116
	Nippon Pillar Packing Co., Ltd.	97,200	937,495
	Nippon Piston Ring Co., Ltd.	28,500	362,935
	Nippon Rietec Co., Ltd.	3,000	37,233
	Nippon Road Co., Ltd. (The)	36,000	2,002,755
	Nippon Seiki Co., Ltd.	153,100	2,681,469
	Nippon Seisen Co., Ltd.	13,400	326,763
#*	Nippon Sharyo, Ltd.	56,299	1,287,905
	Nippon Sheet Glass Co., Ltd.	650,700	4,069,226
	Nippon Shinyaku Co., Ltd.	20,200	1,455,624
	Nippon Shokubai Co., Ltd.	87,300	5,666,199
	Nippon Signal Co., Ltd.	245,600	2,725,939
	Nippon Soda Co., Ltd.	135,300	3,403,014
	Nippon Steel Corp.	1,042,879	16,338,921
	Nippon Steel Trading Corp.	72,700	2,917,746
	Nippon Suisan Kaisha, Ltd.	1,933,900	12,187,163
	Nippon Systemware Co., Ltd.	34,700	885,768

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Telegraph & Telephone Corp.	257,000	$11,598,683
	Nippon Thompson Co., Ltd.	376,600	1,724,701
	Nippon Tungsten Co., Ltd.	4,900	92,352
#	Nippon View Hotel Co., Ltd.	28,100	377,359
#	Nippon Yakin Kogyo Co., Ltd.	719,100	1,375,138
	Nippon Yusen K.K.	503,831	8,394,075
	Nipro Corp.	851,100	9,435,275
	Nishimatsu Construction Co., Ltd.	252,800	4,776,562
#	Nishimatsuya Chain Co., Ltd.	182,900	1,474,583
	Nishimoto Co., Ltd.	700	25,157
	Nishi-Nippon Financial Holdings, Inc.	658,014	4,648,201
#	Nishi-Nippon Railroad Co., Ltd.	189,400	3,995,389
	Nishio Rent All Co., Ltd.	113,200	3,164,573
	Nissan Chemical Corp.	211,500	9,249,172
	Nissan Motor Co., Ltd.	5,272,900	34,273,442
	Nissan Shatai Co., Ltd.	259,200	2,167,819
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	317,796
	Nissei ASB Machine Co., Ltd.	36,500	911,880
	Nissei Plastic Industrial Co., Ltd.	67,900	654,573
	Nissha Co., Ltd.	148,900	1,725,724
	Nisshin Fudosan Co.	166,800	714,930
	Nisshin Oillio Group, Ltd. (The)	169,200	4,930,386
	Nisshin Seifun Group, Inc.	62,645	1,183,887
	Nisshinbo Holdings, Inc.	585,841	4,561,566
	Nissin Corp.	66,600	1,064,386
	Nissin Electric Co., Ltd.	244,700	2,811,341
	Nissin Foods Holdings Co., Ltd.	11,475	712,268
	Nissin Kogyo Co., Ltd.	194,000	2,665,849
	Nissin Sugar Co., Ltd.	59,800	1,083,572
	Nissui Pharmaceutical Co., Ltd.	60,800	675,466
	Nitori Holdings Co., Ltd.	37,900	5,111,409
	Nitta Corp.	76,400	2,106,606
	Nitta Gelatin, Inc.	53,700	349,811
	Nittan Valve Co., Ltd.	112,600	306,093
	Nittetsu Mining Co., Ltd.	54,601	2,366,050
	Nitto Boseki Co., Ltd.	105,100	2,362,101
	Nitto Denko Corp.	285,200	14,046,059
	Nitto Fuji Flour Milling Co., Ltd.	900	53,586
	Nitto Kogyo Corp.	99,300	1,890,578
	Nitto Kohki Co., Ltd.	46,800	937,313
	Nitto Seiko Co., Ltd.	135,900	710,801
	Nittoc Construction Co., Ltd.	122,549	671,286
	NJS Co., Ltd.	28,200	445,492
#	nms Holdings Co.	44,600	175,280
	Noda Corp.	53,100	367,882
	Noevir Holdings Co., Ltd.	52,700	2,750,823
	NOF Corp.	194,800	6,972,731
	Nohmi Bosai, Ltd.	77,900	1,586,844
	Nojima Corp.	210,400	3,387,644
	NOK Corp.	370,100	5,433,489
	Nomura Co., Ltd.	251,000	3,398,861
	Nomura Holdings, Inc.	2,823,498	9,075,331
#	Nomura Holdings, Inc., Sponsored ADR	304,662	1,026,711
	Nomura Real Estate Holdings, Inc.	448,000	9,071,991
	Nomura Research Institute, Ltd.	239,085	4,233,179
	Noritake Co., Ltd.	52,700	2,053,004
	Noritsu Koki Co., Ltd.	88,400	1,543,185
	Noritz Corp.	139,600	1,708,647
	North Pacific Bank, Ltd.	1,613,800	3,597,978

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nozawa Corp.	30,300	$190,710
	NS Solutions Corp.	136,600	4,601,718
#	NS Tool Co., Ltd.	38,200	708,613
	NS United Kaiun Kaisha, Ltd.	65,700	1,456,508
	NSD Co., Ltd.	82,039	2,526,942
	NSK, Ltd.	1,326,947	11,219,812
	NTN Corp.	3,192,200	8,858,412
	NTT Data Corp.	563,200	7,394,983
	NTT DOCOMO, Inc.	1,433,300	34,366,778
	NuFlare Technology, Inc.	22,700	1,603,346
#	OAK Capital Corp.	235,000	302,984
	Oat Agrio Co., Ltd.	20,400	242,899
	Obara Group, Inc.	53,300	1,844,882
	Obayashi Corp.	1,515,400	14,352,391
	OBIC Business Consultants Co., Ltd.	4,500	193,685
	Obic Co., Ltd.	15,200	1,619,565
	Odakyu Electric Railway Co., Ltd.	184,800	4,125,861
	Odelic Co., Ltd.	17,800	654,915
	Oenon Holdings, Inc.	263,000	927,088
	Ogaki Kyoritsu Bank, Ltd. (The)	199,500	4,291,070
	Ohashi Technica, Inc.	42,900	579,104
	Ohba Co., Ltd.	19,400	108,910
#	Ohizumi Manufacturing Co., Ltd.	10,900	70,214
	Ohki Healthcare Holdings Co., Ltd.	2,000	17,458
	Ohsho Food Service Corp.	30,100	1,850,554
	OIE Sangyo Co., Ltd.	1,200	14,150
	Oiles Corp.	79,901	1,133,730
#*	Oisix ra daichi, Inc.	17,600	232,985
	Oita Bank, Ltd. (The)	147,000	4,165,321
	Oji Holdings Corp.	3,192,900	16,511,299
	Okabe Co., Ltd.	221,200	1,701,323
#	Okada Aiyon Corp.	19,400	224,806
	Okamoto Industries, Inc.	43,900	2,036,884
	Okamoto Machine Tool Works, Ltd.	21,199	533,658
	Okamura Corp.	212,900	2,075,455
	Okasan Securities Group, Inc.	832,000	2,974,029
#	Okaya Electric Industries Co., Ltd.	25,800	91,485
	Oki Electric Industry Co., Ltd.	492,600	6,552,004
	Okinawa Cellular Telephone Co.	30,800	1,029,307
	Okinawa Electric Power Co., Inc. (The)	132,003	2,052,911
	OKK Corp.	41,300	302,206
	OKUMA Corp.	91,600	4,762,349
	Okumura Corp.	164,100	4,675,517
	Okura Industrial Co., Ltd.	48,400	776,416
	Okuwa Co., Ltd.	102,000	1,007,860
#	Olympic Group Corp.	34,400	207,214
	Olympus Corp.	1,027,900	11,207,063
	Omron Corp.	186,600	8,877,756
	Ono Pharmaceutical Co., Ltd.	56,900	1,032,346
	ONO Sokki Co., Ltd.	36,500	173,480
	Onoken Co., Ltd.	90,600	1,138,994
	Onward Holdings Co., Ltd.	570,100	2,923,781
	Ootoya Holdings Co., Ltd.	9,800	197,523
*	Open Door, Inc.	42,000	1,055,905
#	Open House Co., Ltd.	150,100	6,539,403
#	Optex Group Co., Ltd.	93,460	1,180,386
	Oracle Corp.	32,600	2,706,777
	Organo Corp.	36,500	1,292,412
#	Orient Corp.	2,044,200	2,392,263

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oriental Land Co., Ltd.	87,600	$11,558,419
	Origin Co., Ltd.	25,500	335,832
	ORIX Corp.	2,846,800	40,629,328
	ORIX Corp., Sponsored ADR	17,419	1,242,671
	Osaka Gas Co., Ltd.	221,300	4,065,413
	Osaka Organic Chemical Industry, Ltd.	70,000	650,093
	Osaka Soda Co., Ltd.	48,799	1,189,357
	Osaka Steel Co., Ltd.	62,700	960,791
	OSAKA Titanium Technologies Co., Ltd.	112,500	1,834,013
	Osaki Electric Co., Ltd.	231,700	1,391,974
	OSG Corp.	409,200	8,122,080
	OSJB Holdings Corp.	561,800	1,268,907
	Otsuka Corp.	97,500	3,844,616
	Otsuka Holdings Co., Ltd.	141,900	5,218,366
#*	Otsuka Kagu, Ltd.	78,000	147,531
	OUG Holdings, Inc.	3,900	96,866
	Outsourcing, Inc.	355,200	4,228,177
	Oyo Corp.	126,200	1,276,945
	Ozu Corp.	700	11,151
	Pacific Industrial Co., Ltd.	221,400	3,116,257
#	Pacific Metals Co., Ltd.	110,600	2,096,835
	Pack Corp. (The)	45,000	1,358,901
	PAL GROUP Holdings Co., Ltd.	67,500	2,104,698
	PALTAC Corp.	114,558	5,592,146
#	Paltek Corp.	17,600	86,210
	Pan Pacific International Holdings Corp.	119,500	7,645,027
	Panasonic Corp.	3,347,142	28,223,639
#	PAPYLESS Co., Ltd.	14,700	287,630
#	Paraca, Inc.	28,300	541,683
	Paramount Bed Holdings Co., Ltd.	59,100	2,260,308
	Parco Co., Ltd.	127,300	1,393,398
	Paris Miki Holdings, Inc.	114,600	353,699
	Park24 Co., Ltd.	292,400	6,319,735
	Parker Corp.	6,000	27,207
#*	Pasco Corp.	4,700	37,513
	Pasona Group, Inc.	116,000	1,766,034
	PC Depot Corp.	157,540	658,272
	PCI Holdings, Inc.	8,400	171,532
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	524,652
	Penta-Ocean Construction Co., Ltd.	2,026,600	9,813,992
	People Co., Ltd.	800	7,679
	Pepper Food Service Co., Ltd.	49,900	771,932
#*	PeptiDream, Inc.	104,600	5,818,608
	Persol Holdings Co., Ltd.	170,400	4,121,457
#*	Phil Co., Inc.	800	25,033
	PIA Corp.	19,700	832,410
	Pickles Corp.	13,300	283,702
#	Pigeon Corp.	184,100	6,713,181
	Pilot Corp.	81,000	3,059,276
	Piolax, Inc.	103,100	1,848,646
	Plenus Co., Ltd.	74,100	1,217,444
	Pola Orbis Holdings, Inc.	118,400	2,975,596
	Poletowin Pitcrew Holdings, Inc.	135,600	1,448,086
#*	PR Times, Inc.	4,800	136,194
	Press Kogyo Co., Ltd.	468,300	2,116,337
#	Pressance Corp.	250,700	3,489,483
	Prestige International, Inc.	148,000	2,266,092
	Prima Meat Packers, Ltd.	225,199	4,215,929
	Pronexus, Inc.	35,500	352,958

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pro-Ship, Inc.	7,400	$84,849
#*	Prospect Co., Ltd.	3,175,700	640,899
	Proto Corp.	82,800	861,516
	PS Mitsubishi Construction Co., Ltd.	169,400	976,646
	Punch Industry Co., Ltd.	119,000	606,954
	Qol Holdings Co., Ltd.	187,400	2,816,648
	Quick Co., Ltd.	43,100	642,246
	Raccoon Holdings, Inc.	37,600	217,418
	Raito Kogyo Co., Ltd.	250,800	3,300,662
	Raiznext Corp.	199,000	2,117,407
	Rakus Co., Ltd.	61,600	1,573,418
	Rakuten, Inc.	2,445,400	24,941,143
	Rasa Corp.	34,900	263,550
#	Rasa Industries, Ltd.	52,699	714,329
	Raysum Co., Ltd.	109,500	1,038,263
#	RECOMM Co., Ltd.	203,200	263,872
	Recruit Holdings Co., Ltd.	1,002,100	33,933,585
	Relia, Inc.	103,500	1,222,651
	Relo Group, Inc.	257,500	6,823,696
	Renaissance, Inc.	47,100	697,592
*	Renesas Electronics Corp.	744,900	4,377,975
	Rengo Co., Ltd.	1,031,010	7,829,079
*	RENOVA, Inc.	29,500	229,093
#*	Renown, Inc.	243,200	276,449
#	Resol Holdings Co., Ltd.	5,200	192,821
	Resona Holdings, Inc.	3,451,100	14,068,941
	Resorttrust, Inc.	435,600	6,310,270
	Restar Holdings Corp.	121,700	1,829,482
#	Retail Partners Co., Ltd.	6,500	72,830
	Rheon Automatic Machinery Co., Ltd.	65,400	1,097,441
	Rhythm Watch Co., Ltd.	29,300	341,119
#	Riberesute Corp.	34,000	256,790
	Ricoh Co., Ltd.	1,039,019	9,516,741
	Ricoh Leasing Co., Ltd.	77,500	2,380,253
	Ride On Express Holdings Co., Ltd.	55,900	719,083
#	Right On Co., Ltd.	73,600	482,725
	Riken Corp.	38,500	1,498,550
	Riken Keiki Co., Ltd.	47,800	846,031
	Riken Technos Corp.	213,700	999,112
	Riken Vitamin Co., Ltd.	32,700	1,026,569
#	Ringer Hut Co., Ltd.	72,100	1,690,620
	Rinnai Corp.	19,600	1,320,859
	Rion Co., Ltd.	33,100	729,413
	Riso Kagaku Corp.	79,858	1,260,114
	Riso Kyoiku Co., Ltd.	385,650	1,801,736
	Rix Corp.	6,200	89,224
	Rock Field Co., Ltd.	72,900	942,046
	Rohm Co., Ltd.	144,900	10,098,394
	Rohto Pharmaceutical Co., Ltd.	186,100	5,360,557
	Rokko Butter Co., Ltd.	86,700	1,431,835
	Roland DG Corp.	77,100	1,616,811
#	Rorze Corp.	52,700	1,281,703
	Round One Corp.	441,100	6,704,448
	Royal Holdings Co., Ltd.	150,000	3,723,210
*	Rozetta Corp.	12,000	365,609
	RS Technologies Co., Ltd.	23,800	737,482
*	RVH, Inc.	48,300	82,100
	Ryobi, Ltd.	158,000	2,928,622
	Ryoden Corp.	75,900	1,134,847

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ryohin Keikaku Co., Ltd.	43,575	$7,734,690
	Ryosan Co., Ltd.	95,700	2,336,987
	Ryoyo Electro Corp.	121,100	2,009,016
	S Foods, Inc.	61,600	1,891,084
#	S LINE Co., Ltd.	10,600	94,114
#	S&B Foods, Inc.	1,400	52,661
	Sac's Bar Holdings, Inc.	82,000	708,506
#	Sagami Rubber Industries Co., Ltd.	28,000	433,511
	Saibu Gas Co., Ltd.	80,100	1,670,533
	Saizeriya Co., Ltd.	128,700	3,007,997
	Sakai Chemical Industry Co., Ltd.	63,800	1,466,196
	Sakai Heavy Industries, Ltd.	22,800	614,684
	Sakai Moving Service Co., Ltd.	57,700	3,436,715
	Sakai Ovex Co., Ltd.	30,699	518,419
	Sakata INX Corp.	186,700	1,874,586
	Sakura Internet, Inc.	79,400	462,660
	Sala Corp.	254,800	1,360,929
	SAMTY Co., Ltd.	146,400	2,331,938
	San Holdings, Inc.	15,900	335,308
	San ju San Financial Group, Inc.	85,000	1,262,683
	San-A Co., Ltd.	63,400	2,545,359
	San-Ai Oil Co., Ltd.	226,100	2,175,199
#*	Sanden Holdings Corp.	166,900	793,440
	Sanei Architecture Planning Co., Ltd.	73,800	1,028,297
	Sangetsu Corp.	141,300	2,560,933
	San-In Godo Bank, Ltd. (The)	736,200	4,447,053
*	Sanix, Inc.	117,300	247,604
	Sanken Electric Co., Ltd.	180,500	3,772,969
	Sanki Engineering Co., Ltd.	236,000	2,658,286
#	Sanko Gosei, Ltd.	115,700	392,777
	Sanko Metal Industrial Co., Ltd.	11,300	252,928
	Sankyo Co., Ltd.	100,000	3,442,690
	Sankyo Frontier Co., Ltd.	10,200	315,431
	Sankyo Seiko Co., Ltd.	163,200	755,687
	Sankyo Tateyama, Inc.	132,700	1,488,907
	Sankyu, Inc.	253,600	13,615,423
#	Sanoh Industrial Co., Ltd.	140,800	657,155
#	Sanoyas Holdings Corp.	145,500	265,526
	Sansei Landic Co., Ltd.	35,100	241,106
#	Sansei Technologies, Inc.	44,700	480,085
	Sansha Electric Manufacturing Co., Ltd.	43,900	304,446
	Sanshin Electronics Co., Ltd.	104,500	1,750,610
	Santen Pharmaceutical Co., Ltd.	205,900	3,317,979
	Sanwa Holdings Corp.	829,300	9,245,489
	Sanyei Corp.	1,100	31,761
	Sanyo Chemical Industries, Ltd.	58,100	2,761,201
	Sanyo Denki Co., Ltd.	46,000	1,989,058
	Sanyo Electric Railway Co., Ltd.	51,300	1,004,100
#	Sanyo Engineering & Construction, Inc.	32,400	204,584
#	Sanyo Housing Nagoya Co., Ltd.	47,700	426,796
	Sanyo Industries, Ltd.	1,500	25,031
#	Sanyo Shokai, Ltd.	69,599	981,165
	Sanyo Special Steel Co., Ltd.	116,400	1,595,388
	Sanyo Trading Co., Ltd.	57,200	1,281,472
	Sapporo Holdings, Ltd.	418,800	9,446,206
	Sata Construction Co., Ltd.	46,000	168,271
	Sato Holdings Corp.	139,700	3,374,208
	Sato Shoji Corp.	39,800	322,544
#	Satori Electric Co., Ltd.	78,600	636,376

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sawada Holdings Co., Ltd.	72,100	$592,646
	Sawai Pharmaceutical Co., Ltd.	204,200	11,266,186
	Saxa Holdings, Inc.	21,600	408,709
	SBI Holdings, Inc.	577,680	13,134,106
	SBS Holdings, Inc.	119,600	1,763,751
#	Scala, Inc.	87,700	752,814
	SCREEN Holdings Co., Ltd.	180,700	9,791,387
	Scroll Corp.	165,800	516,731
	SCSK Corp.	63,759	3,027,063
#	SEC Carbon, Ltd.	2,800	251,275
	Secom Co., Ltd.	95,400	7,476,592
	Secom Joshinetsu Co., Ltd.	3,465	112,156
#	Seed Co., Ltd.	37,500	365,490
	Sega Sammy Holdings, Inc.	286,512	3,672,801
	Seibu Holdings, Inc.	371,700	5,844,061
	Seika Corp.	44,100	551,522
	Seikagaku Corp.	67,000	734,935
	Seikitokyu Kogyo Co., Ltd.	211,999	1,300,414
	Seiko Epson Corp.	638,000	9,388,571
	Seiko Holdings Corp.	159,600	3,100,212
	Seiko PMC Corp.	36,200	253,773
	Seino Holdings Co., Ltd.	478,600	5,961,270
	Seiren Co., Ltd.	216,200	2,976,256
	Sekisui Chemical Co., Ltd.	983,500	14,537,148
#	Sekisui House, Ltd.	696,000	11,702,110
	Sekisui Jushi Corp.	86,000	1,638,147
	Sekisui Plastics Co., Ltd.	130,900	915,405
	Senko Group Holdings Co., Ltd.	619,800	4,855,896
#	Senshu Electric Co., Ltd.	33,200	823,980
	Senshu Ikeda Holdings, Inc.	1,276,060	2,340,901
#*	Senshukai Co., Ltd.	212,900	624,971
#	Septeni Holdings Co., Ltd.	84,700	296,081
	Seria Co., Ltd.	133,700	3,125,875
	Seven & I Holdings Co., Ltd.	964,352	32,911,347
	Seven Bank, Ltd.	2,094,800	5,667,343
	SFP Holdings Co., Ltd.	52,600	1,045,131
	Sharp Corp.	215,399	2,701,664
#	Shibaura Electronics Co., Ltd.	44,500	1,195,282
	Shibaura Mechatronics Corp.	23,800	675,050
	Shibusawa Warehouse Co., Ltd. (The)	37,500	625,908
	Shibuya Corp.	87,100	2,408,474
*	Shidax Corp.	93,800	199,878
*	SHIFT, Inc.	29,600	1,372,174
	Shiga Bank, Ltd. (The)	224,936	4,960,716
	Shikibo, Ltd.	34,400	313,791
	Shikoku Bank, Ltd. (The)	170,200	1,467,934
	Shikoku Chemicals Corp.	128,500	1,348,219
	Shikoku Electric Power Co., Inc.	291,700	2,743,775
	Shima Seiki Manufacturing, Ltd.	116,200	3,396,110
	Shimachu Co., Ltd.	206,100	4,548,104
	Shimadzu Corp.	132,500	3,181,421
	Shimamura Co., Ltd.	60,546	4,281,143
	Shimano, Inc.	30,400	4,291,847
	Shimizu Bank, Ltd. (The)	191,700	3,267,362
	Shimizu Corp.	1,288,100	10,365,766
	Shimojima Co., Ltd.	5,900	59,474
	Shin Nippon Air Technologies Co., Ltd.	54,000	882,120
	Shin Nippon Biomedical Laboratories, Ltd.	166,700	1,119,555
	Shinagawa Refractories Co., Ltd.	29,900	789,493

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shindengen Electric Manufacturing Co., Ltd.	39,500	$1,282,209
	Shin-Etsu Chemical Co., Ltd.	347,300	35,360,647
	Shin-Etsu Polymer Co., Ltd.	197,700	1,390,589
	Shin-Keisei Electric Railway Co., Ltd.	11,400	214,213
	Shinko Electric Industries Co., Ltd.	379,900	3,055,019
	Shinko Shoji Co., Ltd.	96,200	1,693,217
	Shinmaywa Industries, Ltd.	382,600	4,782,314
	Shinnihon Corp.	148,500	1,167,354
#	Shinoken Group Co., Ltd.	207,700	1,521,885
#	Shinsei Bank, Ltd.	414,300	6,257,989
	Shinsho Corp.	26,500	554,534
	Shinwa Co., Ltd.	31,600	657,992
	Shionogi & Co., Ltd.	198,200	10,973,345
	Ship Healthcare Holdings, Inc.	246,500	11,076,787
	Shiseido Co., Ltd.	355,200	26,137,232
	Shizuki Electric Co., Inc.	53,900	288,071
	Shizuoka Bank, Ltd. (The)	754,930	5,219,751
	Shizuoka Gas Co., Ltd.	331,900	2,565,138
	SHO-BOND Holdings Co., Ltd.	11,600	398,212
#*	Shobunsha Publications, Inc.	47,400	167,857
#	Shoei Co., Ltd.	48,500	2,025,047
#	Shoei Foods Corp.	50,400	1,441,740
	Shofu, Inc.	19,300	246,222
#*	Shoko Co., Ltd.	44,000	263,797
	Showa Aircraft Industry Co., Ltd.	17,053	206,059
	Showa Corp.	385,400	5,184,250
	Showa Denko K.K.	667,400	17,904,532
	Showa Sangyo Co., Ltd.	87,900	2,479,200
#	Showa Shinku Co., Ltd.	20,300	239,489
	Sigma Koki Co., Ltd.	16,500	179,248
#	SIGMAXYZ, Inc.	62,800	796,633
#	Siix Corp.	179,800	2,270,765
	Sinanen Holdings Co., Ltd.	37,700	614,779
	Sinfonia Technology Co., Ltd.	132,400	1,517,535
	Sinko Industries, Ltd.	81,600	1,166,223
	Sintokogio, Ltd.	214,000	1,801,466
#	SK-Electronics Co., Ltd.	53,200	1,144,125
	SKY Perfect JSAT Holdings, Inc.	838,200	3,307,342
#	Skylark Holdings Co., Ltd.	495,900	8,653,481
	SMC Corp.	13,000	4,710,708
	SMK Corp.	27,899	686,530
	SMS Co., Ltd.	270,300	6,001,766
	Snow Peak, Inc.	21,000	261,177
	SNT Corp.	72,000	222,628
	Soda Nikka Co., Ltd.	70,300	364,840
	Sodick Co., Ltd.	285,400	2,555,740
	Soft99 Corp.	11,800	103,556
	SoftBank Group Corp.	2,005,263	102,385,006
#	Softbank Technology Corp.	55,400	1,120,529
	Softbrain Co., Ltd.	69,300	374,502
	Softcreate Holdings Corp.	31,500	507,790
	Software Service, Inc.	7,700	735,518
	Sogo Medical Holdings Co., Ltd.	137,400	2,076,394
	Sohgo Security Services Co., Ltd.	80,300	3,892,652
	Sojitz Corp.	2,062,500	6,443,843
	Soken Chemical & Engineering Co., Ltd.	26,900	400,719
	Solasto Corp.	210,100	2,292,667
#	Soliton Systems K.K.	30,200	304,920
	Sompo Holdings, Inc.	247,200	10,237,283

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sony Corp.	1,073,400	$61,048,458
#	Sony Corp., Sponsored ADR	344,389	19,581,959
	Sony Financial Holdings, Inc.	84,500	2,047,176
#	Soshin Electric Co., Ltd.	30,300	130,360
	Sotetsu Holdings, Inc.	123,700	3,266,887
	Sotoh Co., Ltd.	11,700	104,999
#	Sourcenext Corp.	224,400	845,174
	Space Co., Ltd.	49,260	524,182
	Space Value Holdings Co., Ltd.	224,200	1,039,908
#	Sparx Group Co., Ltd.	668,000	1,384,692
	SPK Corp.	10,400	249,994
	Square Enix Holdings Co., Ltd.	84,900	2,895,913
	SRA Holdings	60,600	1,358,604
	SRS Holdings Co., Ltd.	4,600	42,997
	St Marc Holdings Co., Ltd.	97,200	2,064,054
	Stanley Electric Co., Ltd.	293,800	7,285,273
	Star Mica Holdings Co., Ltd.	72,100	1,193,625
	Star Micronics Co., Ltd.	92,900	1,218,983
	Starts Corp., Inc.	238,400	5,635,492
	Starzen Co., Ltd.	36,599	1,408,726
	St-Care Holding Corp.	78,100	365,626
	Stella Chemifa Corp.	62,800	1,766,095
	Step Co., Ltd.	30,000	419,831
	Strike Co., Ltd.	31,800	769,691
#	Studio Alice Co., Ltd.	68,700	1,271,495
	Subaru Corp.	909,400	21,194,686
#	Subaru Enterprise Co., Ltd.	6,100	345,107
	Sugi Holdings Co., Ltd.	41,800	2,012,092
	Sugimoto & Co., Ltd.	42,100	746,463
	SUMCO Corp.	688,060	9,017,645
	Sumida Corp.	196,100	2,069,425
#	Suminoe Textile Co., Ltd.	29,400	790,856
#	Sumiseki Holdings, Inc.	302,600	368,381
	Sumitomo Bakelite Co., Ltd.	144,200	4,905,276
	Sumitomo Chemical Co., Ltd.	4,126,852	18,819,340
	Sumitomo Corp.	914,600	13,571,440
	Sumitomo Dainippon Pharma Co., Ltd.	177,800	3,265,231
	Sumitomo Densetsu Co., Ltd.	75,100	1,331,314
	Sumitomo Electric Industries, Ltd.	1,670,100	20,664,024
	Sumitomo Forestry Co., Ltd.	831,400	10,406,661
	Sumitomo Heavy Industries, Ltd.	409,696	13,208,021
	Sumitomo Metal Mining Co., Ltd.	382,900	10,875,890
	Sumitomo Mitsui Construction Co., Ltd.	1,131,880	6,016,479
	Sumitomo Mitsui Financial Group, Inc.	1,018,770	35,626,156
	Sumitomo Mitsui Trust Holdings, Inc.	249,173	8,516,319
	Sumitomo Osaka Cement Co., Ltd.	176,299	6,733,004
	Sumitomo Precision Products Co., Ltd.	17,700	446,280
	Sumitomo Realty & Development Co., Ltd.	161,700	5,883,768
	Sumitomo Riko Co., Ltd.	256,400	1,989,699
	Sumitomo Rubber Industries, Ltd.	961,363	10,493,734
	Sumitomo Seika Chemicals Co., Ltd.	56,000	1,749,310
	Sumitomo Warehouse Co., Ltd. (The)	310,000	3,991,906
	Sun A Kaken Co., Ltd.	1,800	8,973
	Sun Frontier Fudousan Co., Ltd.	237,900	2,418,841
	Suncall Corp.	41,800	193,208
	Sundrug Co., Ltd.	84,600	2,339,116
	Suntory Beverage & Food, Ltd.	134,900	5,352,619
	Sun-Wa Technos Corp.	58,100	415,548
*	Suruga Bank, Ltd.	321,900	1,221,232

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sushiro Global Holdings, Ltd.	52,000	$3,189,248
	Suzuken Co., Ltd.	103,120	5,682,636
#	Suzuki Co., Ltd.	62,300	364,548
	Suzuki Motor Corp.	410,500	16,054,022
	SWCC Showa Holdings Co., Ltd.	530,600	4,221,258
#*	Synchro Food Co., Ltd.	34,600	184,862
	Sysmex Corp.	147,000	10,672,652
#	System Information Co., Ltd.	19,600	222,111
	System Research Co., Ltd.	600	22,347
	Systemsoft Corp.	79,400	93,855
	Systena Corp.	295,700	4,913,968
	Syuppin Co., Ltd.	75,800	514,567
	T Hasegawa Co., Ltd.	127,292	2,250,686
	T RAD Co., Ltd.	38,700	658,498
	T&D Holdings, Inc.	1,119,010	12,566,303
	T&K Toka Co., Ltd.	74,800	666,963
	Tachibana Eletech Co., Ltd.	83,080	1,288,484
	Tachikawa Corp.	48,200	593,005
	Tachi-S Co., Ltd.	134,000	1,717,117
#	Tacmina Corp.	900	14,619
	Tadano, Ltd.	527,421	4,742,224
	Taihei Dengyo Kaisha, Ltd.	86,800	1,793,361
	Taiheiyo Cement Corp.	357,436	10,038,715
	Taiheiyo Kouhatsu, Inc.	33,499	232,476
	Taiho Kogyo Co., Ltd.	96,900	688,704
	Taikisha, Ltd.	67,500	2,013,232
	Taiko Bank, Ltd. (The)	22,000	372,531
	Taisei Corp.	261,180	9,010,890
	Taisei Lamick Co., Ltd.	20,800	553,442
	Taisho Pharmaceutical Holdings Co., Ltd.	16,800	1,281,005
	Taiyo Holdings Co., Ltd.	49,100	1,506,161
	Taiyo Nippon Sanso Corp.	291,700	5,981,073
#	Taiyo Yuden Co., Ltd.	704,400	13,933,072
	Takachiho Koheki Co., Ltd.	17,200	168,118
	Takadakiko Co., Ltd.	1,800	41,369
	Takagi Seiko Corp.	1,800	42,422
	Takamatsu Construction Group Co., Ltd.	55,700	1,170,129
#	Takamatsu Machinery Co., Ltd.	8,700	67,768
	Takamiya Co., Ltd.	126,700	920,828
	Takano Co., Ltd.	37,300	270,831
	Takaoka Toko Co., Ltd.	64,774	710,365
	Takara Bio, Inc.	23,100	453,726
	Takara Holdings, Inc.	140,800	1,453,215
	Takara Leben Co., Ltd.	609,100	2,125,943
#	Takara Printing Co., Ltd.	19,700	296,428
	Takara Standard Co., Ltd.	172,448	2,703,210
	Takasago International Corp.	66,600	1,827,916
	Takasago Thermal Engineering Co., Ltd.	151,600	2,340,441
	Takashima & Co., Ltd.	17,900	275,635
#	Takashimaya Co., Ltd.	451,100	5,174,491
	Take And Give Needs Co., Ltd.	88,740	826,440
#	TAKEBISHI Corp.	28,000	369,973
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	87,741	1,544,238
	Takeda Pharmaceutical Co., Ltd.	691,963	23,814,522
	Takeei Corp.	99,100	890,552
	Takemoto Yohki Co., Ltd.	51,200	548,742
	Takeuchi Manufacturing Co., Ltd.	193,000	2,984,976
#	Takihyo Co., Ltd.	13,600	232,292
	Takisawa Machine Tool Co., Ltd.	33,900	440,341

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takuma Co., Ltd.	216,100	$2,564,280
#	Tama Home Co., Ltd.	132,600	1,835,019
	Tamron Co., Ltd.	74,200	1,660,275
	Tamura Corp.	346,000	1,948,478
	Tanabe Consulting Co., Ltd.	1,000	11,367
#	Tanabe Engineering Corp.	22,500	155,808
	Tanseisha Co., Ltd.	161,349	1,913,577
	Taoka Chemical Co., Ltd.	1,000	40,759
#*	Tateru, Inc.	95,600	164,047
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	878,670
	Tayca Corp.	73,000	1,535,366
#	Tazmo Co., Ltd.	49,300	394,516
	Tbk Co., Ltd.	99,000	362,483
	TDC Soft, Inc.	43,400	348,097
	TDK Corp., Sponsored ADR	46,731	3,766,752
	TDK Corp.	291,000	22,342,203
#	Tear Corp.	41,400	244,488
	TechMatrix Corp.	64,000	1,278,634
#	TECHNO ASSOCIE Co., Ltd.	4,200	49,308
	Techno Horizon Holdings Co., Ltd.	32,800	149,034
	Techno Medica Co., Ltd.	2,000	40,175
	Techno Ryowa, Ltd.	23,570	172,151
#	Techno Smart Corp.	32,100	198,735
	TechnoPro Holdings, Inc.	141,400	7,984,823
	Tecnos Japan, Inc.	46,100	261,379
	Teijin, Ltd.	1,439,350	24,901,730
	Teikoku Electric Manufacturing Co., Ltd.	79,700	867,016
	Teikoku Sen-I Co., Ltd.	54,100	989,516
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	430,331
	Tekken Corp.	60,299	1,602,182
	Tenma Corp.	78,800	1,344,816
	Tenox Corp.	6,000	45,988
#	Tenpos Holdings Co., Ltd.	16,300	325,327
#	Teraoka Seisakusho Co., Ltd.	39,100	170,292
	Terumo Corp.	492,600	14,337,291
	TESEC Corp.	8,700	82,247
	T-Gaia Corp.	86,000	1,739,386
	THK Co., Ltd.	218,800	5,514,240
	Tigers Polymer Corp.	46,700	241,333
	TIS, Inc.	212,600	11,035,180
	Titan Kogyo, Ltd.	3,800	109,999
	TKC Corp.	59,900	2,489,997
	Toa Corp.	91,600	1,003,562
	Toa Corp.	107,400	1,394,944
	Toa Oil Co., Ltd.	43,200	744,469
	TOA ROAD Corp.	22,500	695,507
	Toabo Corp.	24,400	102,993
	Toagosei Co., Ltd.	573,950	5,937,918
	Tobishima Corp.	128,440	1,485,489
	Tobu Railway Co., Ltd.	112,500	3,198,534
	TOC Co., Ltd.	164,200	1,043,224
	Tocalo Co., Ltd.	396,900	2,967,304
	Tochigi Bank, Ltd. (The)	1,069,401	1,747,923
	Toda Corp.	856,200	4,690,034
#	Toda Kogyo Corp.	18,600	388,069
	Toei Animation Co., Ltd.	43,000	1,798,727
	Toei Co., Ltd.	27,000	3,701,179
#	Toell Co., Ltd.	28,000	183,018
	Toenec Corp.	36,500	1,068,612

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Togami Electric Manufacturing Co., Ltd.	11,600	$173,988
	Toho Bank, Ltd. (The)	1,011,100	2,426,570
	Toho Chemical Industry Co., Ltd.	23,000	114,343
	Toho Co., Ltd.	36,200	1,405,540
#	Toho Co., Ltd.	29,800	537,493
	Toho Gas Co., Ltd.	101,500	3,859,529
	Toho Holdings Co., Ltd.	280,600	6,239,613
	Toho Titanium Co., Ltd.	199,800	1,556,503
	Toho Zinc Co., Ltd.	89,300	1,910,346
	Tohoku Bank, Ltd. (The)	40,500	385,807
	Tohoku Electric Power Co., Inc.	294,900	2,950,717
	Tohoku Steel Co., Ltd.	7,300	96,954
	Tohokushinsha Film Corp.	12,200	65,807
	Tohto Suisan Co., Ltd.	8,800	210,196
#	Tokai Carbon Co., Ltd.	659,000	6,457,557
	Tokai Corp.	69,800	1,373,233
	TOKAI Holdings Corp.	522,900	4,461,018
#	Tokai Lease Co., Ltd.	4,000	63,140
	Tokai Rika Co., Ltd.	437,300	7,163,119
	Tokai Tokyo Financial Holdings, Inc.	1,106,800	3,358,219
#	Token Corp.	47,870	2,747,993
	Tokio Marine Holdings, Inc.	302,912	16,078,871
#	Tokio Marine Holdings, Inc., ADR	61,104	3,251,955
	Tokushu Tokai Paper Co., Ltd.	42,638	1,465,507
	Tokuyama Corp.	429,699	9,890,851
#*	Tokyo Base Co., Ltd.	71,900	489,097
	Tokyo Broadcasting System Holdings, Inc.	108,900	1,845,988
	Tokyo Century Corp.	166,730	6,891,787
	Tokyo Dome Corp.	386,800	3,559,519
*	Tokyo Electric Power Co. Holdings, Inc.	1,194,612	5,746,513
	Tokyo Electron Device, Ltd.	40,800	767,001
	Tokyo Electron, Ltd.	132,700	22,475,709
	Tokyo Energy & Systems, Inc.	109,600	943,205
	Tokyo Gas Co., Ltd.	236,300	5,898,444
	Tokyo Individualized Educational Institute, Inc.	48,000	403,223
	Tokyo Keiki, Inc.	69,299	612,301
	Tokyo Kiraboshi Financial Group, Inc.	180,374	2,412,075
	Tokyo Ohka Kogyo Co., Ltd.	133,600	4,518,124
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	75,687
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	42,698
#	Tokyo Rakutenchi Co., Ltd.	9,500	451,770
#	Tokyo Rope Manufacturing Co., Ltd.	77,399	648,184
	Tokyo Sangyo Co., Ltd.	86,400	392,889
	Tokyo Seimitsu Co., Ltd.	134,700	3,777,207
	Tokyo Steel Manufacturing Co., Ltd.	342,700	2,603,181
	Tokyo Tatemono Co., Ltd.	671,300	7,832,771
	Tokyo Tekko Co., Ltd.	30,400	386,938
	Tokyo Theatres Co., Inc.	38,800	483,824
	Tokyotokeiba Co., Ltd.	52,100	1,486,998
	Tokyu Construction Co., Ltd.	519,780	3,555,237
	Tokyu Corp.	313,300	5,486,145
	Tokyu Fudosan Holdings Corp.	2,058,594	11,909,133
#	Tokyu Recreation Co., Ltd.	8,364	380,499
	Toli Corp.	201,200	469,864
	Tomato Bank, Ltd.	25,300	241,696
	Tomen Devices Corp.	11,500	244,244
	Tomoe Corp.	147,500	542,238
	Tomoe Engineering Co., Ltd.	36,800	808,482
	Tomoegawa Co., Ltd.	24,800	218,679

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomoku Co., Ltd.	52,600	$850,077
	TOMONY Holdings, Inc.	962,700	3,129,611
	Tomy Co., Ltd.	560,700	7,161,228
	Tonami Holdings Co., Ltd.	25,300	1,315,605
	Topcon Corp.	545,100	6,364,161
	Toppan Forms Co., Ltd.	235,600	2,052,343
	Toppan Printing Co., Ltd.	408,200	6,634,829
	Topre Corp.	220,300	3,304,736
	Topy Industries, Ltd.	87,900	1,873,591
	Toray Industries, Inc.	1,446,800	9,953,223
#	Torex Semiconductor, Ltd.	38,400	416,443
#	Toridoll Holdings Corp.	100,000	2,260,618
	Torigoe Co., Ltd. (The)	42,800	318,718
	Torii Pharmaceutical Co., Ltd.	104,500	2,499,875
#	Torikizoku Co., Ltd.	28,400	553,658
	Torishima Pump Manufacturing Co., Ltd.	90,400	835,047
	Tosei Corp.	226,900	2,386,027
	Toshiba Corp.	141,500	4,514,798
	Toshiba Machine Co., Ltd.	126,400	2,780,438
	Toshiba Plant Systems & Services Corp.	117,800	1,971,144
	Toshiba TEC Corp.	180,600	5,353,694
	Tosho Co., Ltd.	66,200	1,645,329
*	Tosho Printing Co., Ltd.	92,400	1,208,105
	Tosoh Corp.	1,070,100	14,998,379
	Totech Corp.	29,200	637,387
	Totetsu Kogyo Co., Ltd.	110,300	3,016,462
	TOTO, Ltd.	110,000	4,404,526
	Totoku Electric Co., Ltd.	18,700	324,756
	Tottori Bank, Ltd. (The)	37,800	498,745
	Toukei Computer Co., Ltd.	11,000	308,922
	Tow Co., Ltd.	89,500	640,602
	Towa Bank, Ltd. (The)	252,700	1,674,372
	Towa Corp.	109,600	863,081
	Towa Pharmaceutical Co., Ltd.	151,800	3,809,356
	Toyo Construction Co., Ltd.	528,700	2,080,973
	Toyo Corp.	113,900	1,102,995
#	Toyo Denki Seizo K.K.	39,900	558,393
*	Toyo Engineering Corp.	166,100	855,084
	Toyo Gosei Co., Ltd.	27,500	441,770
	Toyo Ink SC Holdings Co., Ltd.	197,200	4,308,593
	Toyo Kanetsu K.K.	50,400	898,145
	Toyo Machinery & Metal Co., Ltd.	68,300	363,712
	Toyo Securities Co., Ltd.	437,500	494,317
	Toyo Seikan Group Holdings, Ltd.	256,600	4,479,337
	Toyo Sugar Refining Co., Ltd.	2,900	27,231
	Toyo Suisan Kaisha, Ltd.	109,800	4,415,403
	Toyo Tanso Co., Ltd.	69,900	1,342,265
#	Toyo Tire Corp	686,700	8,970,630
	Toyo Wharf & Warehouse Co., Ltd.	27,600	348,867
	Toyobo Co., Ltd.	535,477	6,682,147
	Toyoda Gosei Co., Ltd.	482,900	8,880,903
	Toyota Boshoku Corp.	375,600	5,272,736
	Toyota Industries Corp.	122,300	6,349,132
#	Toyota Motor Corp., Sponsored ADR	408,823	52,758,608
	Toyota Motor Corp.	2,741,740	177,152,543
	Toyota Tsusho Corp.	449,746	13,018,314
	TPR Co., Ltd.	155,200	2,687,763
	Trancom Co., Ltd.	44,000	2,535,421
#	Transaction Co., Ltd.	39,600	388,504

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trend Micro, Inc., Sponsored ADR	3,540	$154,840
	Trend Micro, Inc.	193,900	8,454,412
	Tri Chemical Laboratories, Inc.	23,100	1,181,778
	Trinity Industrial Corp.	7,900	51,948
	Trusco Nakayama Corp.	153,022	3,144,494
	Trust Tech, Inc.	86,600	1,231,818
	TS Tech Co., Ltd.	263,600	7,256,698
	TSI Holdings Co., Ltd.	361,990	1,953,297
	Tsubaki Nakashima Co., Ltd.	177,000	3,051,809
	Tsubakimoto Chain Co.	132,600	4,343,984
	Tsubakimoto Kogyo Co., Ltd.	17,400	533,218
#	Tsudakoma Corp.	17,999	228,668
#	Tsugami Corp.	325,700	2,619,822
	Tsukada Global Holdings, Inc.	102,700	519,282
	Tsukamoto Corp. Co., Ltd.	3,700	35,762
	Tsukishima Kikai Co., Ltd.	128,000	1,513,821
	Tsukuba Bank, Ltd.	841,900	1,304,957
	Tsukui Corp.	329,400	1,514,619
	Tsumura & Co.	116,700	3,215,806
	Tsuruha Holdings, Inc.	43,400	4,417,750
	Tsurumi Manufacturing Co., Ltd.	76,800	1,294,946
	Tsutsumi Jewelry Co., Ltd.	47,200	898,593
	Tsuzuki Denki Co., Ltd.	12,400	137,109
	TV Asahi Holdings Corp.	126,500	2,075,122
	Tv Tokyo Holdings Corp.	70,800	1,498,664
#	TYK Corp.	105,800	297,158
	UACJ Corp.	235,714	3,853,989
	Ube Industries, Ltd.	778,365	16,205,912
	Ubicom Holdings, Inc.	8,300	127,854
	Uchida Yoko Co., Ltd.	23,800	740,357
	Uchiyama Holdings Co., Ltd.	19,300	92,087
#	Ulvac, Inc.	300,000	12,557,137
	UMC Electronics Co., Ltd.	43,700	413,480
	Unicharm Corp.	206,100	5,830,795
	Uniden Holdings Corp.	32,400	561,739
#	UNIMAT Retirement Community Co., Ltd.	19,900	314,503
	Union Tool Co.	22,900	683,236
	Unipres Corp.	287,400	4,679,065
	United Arrows, Ltd.	97,500	2,794,185
	United Super Markets Holdings, Inc.	230,500	2,044,298
#	UNITED, Inc.	73,700	948,979
*	Unitika, Ltd.	321,900	1,223,983
#	Universal Entertainment Corp.	33,200	1,042,742
#	Unizo Holdings Co., Ltd.	118,500	3,845,888
#	Urbanet Corp. Co., Ltd.	127,800	404,052
*	Usen-Next Holdings Co., Ltd.	47,200	353,742
	Ushio, Inc.	536,000	6,838,492
	USS Co., Ltd.	236,500	4,683,405
	UT Group Co., Ltd.	109,200	2,396,115
	Utoc Corp.	44,100	196,237
#	V Technology Co., Ltd.	35,000	1,646,453
	Valor Holdings Co., Ltd.	257,800	5,321,831
	Valqua, Ltd.	95,200	1,897,028
#	Value HR Co., Ltd.	16,700	528,261
	ValueCommerce Co., Ltd.	74,800	1,295,053
#*	V-Cube, Inc.	54,600	295,274
*	Vector, Inc.	111,300	958,287
#	Vertex Corp.	35,560	435,619
*	VIA Holdings, Inc.	64,900	379,667

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Village Vanguard Co., Ltd.	24,300	$222,097
	VINX Corp.	7,800	87,226
*	Vision, Inc.	35,200	1,681,352
#*	Visionary Holdings Co., Ltd.	416,700	162,945
#	Vital KSK Holdings, Inc.	222,785	2,159,489
	VT Holdings Co., Ltd.	608,100	2,390,086
	Wacoal Holdings Corp.	239,200	5,802,674
	Wacom Co., Ltd.	245,000	863,037
	Waida Manufacturing Co., Ltd.	2,900	34,716
	Wakachiku Construction Co., Ltd.	68,200	912,394
*	Wakamoto Pharmaceutical Co., Ltd.	9,000	21,170
	Wakita & Co., Ltd.	197,200	1,975,904
	Warabeya Nichiyo Holdings Co., Ltd.	92,400	1,452,123
	Watahan & Co., Ltd.	48,000	1,007,746
	WATAMI Co., Ltd.	73,700	1,032,468
	Watts Co., Ltd.	19,600	126,476
	Wavelock Holdings Co., Ltd.	19,300	122,884
	WDB Holdings Co., Ltd.	35,600	900,440
	Weathernews, Inc.	18,700	535,980
	Welcia Holdings Co., Ltd.	89,944	4,179,280
#	West Holdings Corp.	111,300	1,186,070
	West Japan Railway Co.	70,400	5,762,739
	Will Group, Inc.	104,400	840,937
	WIN-Partners Co., Ltd.	42,300	466,857
	Wood One Co., Ltd.	36,400	330,529
	Workman Co., Ltd.	30,900	1,407,411
	World Holdings Co., Ltd.	54,600	740,167
	Wowow, Inc.	35,500	855,582
	Xebio Holdings Co., Ltd.	156,400	1,731,716
#	YAC Holdings Co., Ltd.	49,300	467,538
	Yachiyo Industry Co., Ltd.	26,000	150,963
	Yahagi Construction Co., Ltd.	129,200	832,555
	Yahoo Japan Corp.	1,061,100	3,107,886
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	145,945
	Yakult Honsha Co., Ltd.	27,600	1,556,083
#	Yakuodo Co., Ltd.	40,900	898,283
	YAMABIKO Corp.	177,440	1,504,628
#	YAMADA Consulting Group Co., Ltd.	26,900	486,637
	Yamada Denki Co., Ltd.	840,572	3,707,732
	Yamagata Bank, Ltd. (The)	154,199	2,252,161
	Yamaguchi Financial Group, Inc.	598,600	4,179,173
	Yamaha Corp.	63,600	2,998,257
#	Yamaha Motor Co., Ltd.	835,300	14,646,916
#*	Yamaha Motor Robotics Holdings Co., Ltd.	107,100	429,431
#	Yamaichi Electronics Co., Ltd.	130,600	1,411,369
#	YA-MAN, Ltd.	116,600	939,389
	Yamanashi Chuo Bank, Ltd. (The)	163,500	1,702,515
	Yamashina Corp.	61,100	40,818
	Yamatane Corp.	62,400	797,299
	Yamato Corp.	77,600	401,597
	Yamato Holdings Co., Ltd.	200,400	3,934,338
	Yamato Kogyo Co., Ltd.	215,600	5,577,411
#	Yamaura Corp.	24,100	184,002
	Yamaya Corp.	25,110	523,717
	Yamazaki Baking Co., Ltd.	427,000	6,484,127
	Yamazen Corp.	192,900	1,832,671
	Yaoko Co., Ltd.	101,700	4,656,781
	Yashima Denki Co., Ltd.	36,900	300,645
#	Yaskawa Electric Corp.	404,600	13,388,970

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yasuda Logistics Corp.	75,700	$618,091
#	Yasunaga Corp.	61,900	808,709
	Yellow Hat, Ltd.	155,800	1,991,572
	Yodogawa Steel Works, Ltd.	107,200	2,040,506
#	Yokogawa Bridge Holdings Corp.	142,800	2,219,792
	Yokogawa Electric Corp.	329,900	5,904,157
	Yokohama Reito Co., Ltd.	293,700	2,755,974
	Yokohama Rubber Co., Ltd. (The)	667,200	12,275,674
	Yokowo Co., Ltd.	77,900	1,635,845
	Yomeishu Seizo Co., Ltd.	10,100	181,283
	Yomiuri Land Co., Ltd.	21,100	933,416
	Yondenko Corp.	9,180	228,685
	Yondoshi Holdings, Inc.	56,300	1,348,527
	Yorozu Corp.	120,400	1,581,043
#	Yossix Co., Ltd.	14,200	333,810
#	Yotai Refractories Co., Ltd.	113,300	592,689
	Yuasa Funashoku Co., Ltd.	2,900	96,295
	Yuasa Trading Co., Ltd.	74,100	2,088,481
	Yuken Kogyo Co., Ltd.	13,300	208,738
#	Yume No Machi Souzou Iinkai Co., Ltd.	84,000	1,259,402
#	Yumeshin Holdings Co., Ltd.	195,400	1,430,571
	Yurtec Corp.	226,100	1,500,321
	Yushiro Chemical Industry Co., Ltd.	42,100	519,853
	Yutaka Foods Corp.	4,000	59,886
	Yutaka Giken Co., Ltd.	1,000	15,848
	Zaoh Co., Ltd.	18,400	225,919
*	Zappallas, Inc.	11,600	36,013
	Zenitaka Corp. (The)	11,800	485,049
	Zenkoku Hosho Co., Ltd.	172,600	6,732,481
	Zenrin Co., Ltd.	156,750	2,881,839
	Zensho Holdings Co., Ltd.	299,000	6,423,043
	Zeon Corp.	742,200	8,583,405
	ZIGExN Co., Ltd.	239,500	1,716,000
#	Zojirushi Corp.	127,000	1,529,948
	ZOZO, Inc.	306,900	5,787,011
#	Zuiko Corp.	15,000	459,271
	Zuken, Inc.	41,500	711,055
TOTAL JAPAN			6,715,279,118
NETHERLANDS — (2.8%)
	Aalberts NV	702,057	28,247,962
	ABN AMRO Bank NV	915,243	18,320,858
	Accell Group NV	111,596	2,663,162
#	Aegon NV	3,948,748	19,459,131
	Aegon NV	274,547	1,350,771
	Akzo Nobel NV	436,938	41,226,976
#*	Altice Europe NV	203,842	758,872
*	Altice Europe NV, Class B	51,303	191,382
#	AMG Advanced Metallurgical Group NV	226,958	6,497,576
	Amsterdam Commodities NV	95,076	2,005,793
	APERAM SA	350,525	8,662,288
	Arcadis NV	373,256	7,615,000
#	ArcelorMittal	966,770	15,197,628
*	Argenx SE	17,171	2,415,955
	ASM International NV	213,813	17,440,369
	ASML Holding NV	109,259	24,345,554
	ASML Holding NV	180,590	40,237,258
	ASR Nederland NV	96,969	3,643,757
*	Basic-Fit NV	45,052	1,418,782

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	BE Semiconductor Industries NV	644,824	$19,084,027
#*	Beter Bed Holding NV	63,960	153,466
*	BinckBank NV	447,787	3,139,057
	Boskalis Westminster	395,826	8,938,337
	Brunel International NV	74,721	1,065,335
	Coca-Cola European Partners P.L.C.	155,397	8,565,364
	Corbion NV	374,273	12,233,734
#	Flow Traders	226,794	6,008,574
	ForFarmers NV	131,430	1,033,296
#*	Fugro NV	348,210	2,842,171
	GrandVision NV	218,386	6,545,858
*	Heijmans NV	128,127	1,183,493
	Heineken NV	247,626	26,567,389
	Hunter Douglas NV	8,700	588,815
	IMCD NV	115,234	10,152,111
#	ING Groep NV, Sponsored ADR	1,003,443	11,138,217
	ING Groep NV	2,595,723	28,801,476
	Intertrust NV	73,937	1,412,365
	KAS Bank NV	67,994	941,530
#	Kendrion NV	87,207	1,677,572
#	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	301,769
	Koninklijke Ahold Delhaize NV	2,762,010	62,733,298
	Koninklijke BAM Groep NV	1,428,752	4,779,583
#	Koninklijke DSM NV	332,787	41,228,333
	Koninklijke KPN NV	10,268,511	29,280,094
	Koninklijke Philips NV	353,997	16,606,231
#	Koninklijke Philips NV	490,731	22,961,303
#	Koninklijke Vopak NV	342,700	16,896,849
	Nederland Apparatenfabriek	24,730	1,323,633
#	NN Group NV	626,481	23,537,553
*	OCI NV	374,917	9,778,592
	Ordina NV	523,157	1,070,412
#	PostNL NV	2,015,477	3,450,067
	Randstad NV	698,347	35,052,729
	SBM Offshore NV	1,107,003	21,904,381
	Signify NV	460,222	12,494,456
	Sligro Food Group NV	113,515	3,634,188
*	Takeaway.com NV	6,519	583,161
	TKH Group NV	235,146	13,951,019
	TomTom NV	289,587	3,419,538
	Unilever NV	399,547	23,069,844
	Unilever NV	796,683	46,178,636
	Van Lanschot Kempen NV	62,716	1,280,602
	Wessanen	398,522	4,995,617
	Wolters Kluwer NV	580,125	42,050,546
TOTAL NETHERLANDS			836,333,695
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	1,472,795	17,305,494
	Abano Healthcare Group, Ltd.	13,023	34,996
	Air New Zealand, Ltd.	4,509,612	8,028,117
	Arvida Group, Ltd.	12,025	10,803
	Auckland International Airport, Ltd.	739,052	4,502,335
	Chorus, Ltd.	1,801,162	6,522,537
	Chorus, Ltd., ADR	10,487	187,035
#	Comvita, Ltd.	14,886	29,515
	Contact Energy, Ltd.	823,655	4,202,245
	EBOS Group, Ltd.	304,336	4,977,243
*	Eroad, Ltd.	30,986	62,125

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Fisher & Paykel Healthcare Corp., Ltd.	870,919	$9,387,453
#	Fletcher Building, Ltd.	1,499,660	4,874,238
#	Fletcher Building, Ltd.	94,146	303,746
#*	Fonterra Co-operative Group, Ltd.	172,729	427,127
	Freightways, Ltd.	465,173	2,616,824
	Genesis Energy, Ltd.	1,367,251	3,074,459
#	Gentrack Group, Ltd.	111,983	389,380
	Hallenstein Glasson Holdings, Ltd.	87,955	309,561
	Heartland Group Holdings, Ltd.	1,427,174	1,531,975
	Infratil, Ltd.	1,677,006	5,112,384
	Kathmandu Holdings, Ltd.	208,466	290,591
	Mainfreight, Ltd.	312,932	8,625,188
	Mercury NZ, Ltd.	566,129	1,693,204
	Meridian Energy, Ltd.	591,256	1,819,857
	Metlifecare, Ltd.	474,165	1,361,579
	Metro Performance Glass, Ltd.	118,709	29,068
	New Zealand Refining Co., Ltd. (The)	356,424	504,122
#	NZME, Ltd.	1,016,313	359,628
#	NZX, Ltd.	436,300	340,418
	Oceania Healthcare, Ltd.	15,218	10,364
*	Pacific Edge, Ltd.	20,054	2,743
	PGG Wrightson, Ltd.	151,904	54,913
#	Port of Tauranga, Ltd.	551,737	2,230,542
*	Pushpay Holdings, Ltd.	100,550	220,142
*	Restaurant Brands New Zealand, Ltd.	104,488	673,691
*	Rubicon, Ltd.	64,229	7,781
	Ryman Healthcare, Ltd.	543,223	4,580,328
	Sanford, Ltd.	44,701	196,464
#	Scales Corp., Ltd.	251,949	752,275
#	Skellerup Holdings, Ltd.	462,083	704,745
#	SKY Network Television, Ltd.	4,168,921	3,469,721
	SKYCITY Entertainment Group, Ltd.	2,523,241	6,619,347
	Spark New Zealand, Ltd.	3,405,015	8,876,015
	Steel & Tube Holdings, Ltd.	731,601	450,935
#	Summerset Group Holdings, Ltd.	1,094,119	4,048,752
*	Synlait Milk, Ltd.	123,799	813,438
	Tourism Holdings, Ltd.	835,455	2,243,945
#*	TOWER, Ltd.	1,358,907	665,334
#	Trustpower, Ltd.	143,171	712,519
#	Vector, Ltd.	418,712	1,054,386
	Vista Group International, Ltd.	4,288	17,422
	Warehouse Group, Ltd. (The)	195,063	290,692
	Z Energy, Ltd.	1,346,619	5,727,290
TOTAL NEW ZEALAND			133,337,031
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	2,153,116	865,946
#*	Adevinta ASA, Class A	51,459	578,981
*	Adevinta ASA, Class B	46,370	514,313
	AF Gruppen ASA	36,752	699,869
*	Akastor ASA	705,716	898,297
	Aker ASA, Class A	39,393	2,073,168
#	Aker BP ASA	318,898	9,024,462
*	Aker Solutions ASA	586,527	1,876,104
#	American Shipping Co. ASA	221,032	866,723
#*	Archer, Ltd.	536,077	281,599
#	Atea ASA	375,218	4,773,583
	Austevoll Seafood ASA	517,463	5,264,643
*	Avance Gas Holding, Ltd.	291,770	864,501

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Axactor SE	516,622	$1,085,619
	B2Holding ASA	20,414	22,716
	Bakkafrost P/F	152,145	8,765,476
	Bonheur ASA	93,782	1,895,701
	Borregaard ASA	503,907	5,277,479
#*	BW LPG, Ltd.	567,003	2,594,098
*	BW Offshore, Ltd.	644,827	3,620,181
	Data Respons ASA	4,420	16,515
	DNB ASA	952,218	17,035,750
	DNO ASA	4,801,785	8,031,357
#*	DOF ASA	748,996	307,100
	Entra ASA	138,095	2,003,069
	Equinor ASA	1,582,273	28,370,611
#	Equinor ASA, Sponsored ADR	660,099	11,756,363
	Europris ASA	510,865	1,465,819
*	FLEX LNG, Ltd.	38,859	482,269
*	Frontline, Ltd.	351,730	2,566,785
#*	Funcom NV	106,806	165,642
	Gjensidige Forsikring ASA	120,560	2,341,705
#	Golar LNG, Ltd.	19,800	335,412
	Grieg Seafood ASA	400,515	5,696,927
*	Hexagon Composites ASA	245,657	947,832
	Hoegh LNG Holdings, Ltd.	86,821	357,074
	Itera ASA	52,344	44,976
*	Kongsberg Automotive ASA	2,256,768	1,659,900
	Kongsberg Gruppen ASA	106,927	1,355,297
	Kvaerner ASA	860,116	1,208,866
	Leroy Seafood Group ASA	391,052	2,458,334
	Magnora ASA	66,506	51,917
	Mowi ASA	438,512	10,538,704
#*	NEL ASA	2,131,328	1,671,556
*	Nordic Nanovector ASA	56,294	233,612
#*	Nordic Semiconductor ASA	194,929	964,930
	Norsk Hydro ASA	2,263,338	7,698,268
	Norway Royal Salmon ASA	79,429	1,735,988
#*	Norwegian Air Shuttle ASA	436,458	1,948,909
*	Norwegian Finans Holding ASA	499,514	3,464,443
#	Norwegian Property ASA	9,501	12,659
#	Ocean Yield ASA	362,667	2,144,577
#*	Odfjell Drilling, Ltd.	352,086	1,043,789
*	Odfjell SE, Class A	47,975	139,944
	Olav Thon Eiendomsselskap ASA	20,080	328,451
	Orkla ASA	365,420	3,108,143
*	Otello Corp. ASA	412,721	756,491
*	Panoro Energy ASA	26,622	48,973
*	PGS ASA	2,090,440	2,963,730
#*	PhotoCure ASA	20,984	133,104
*	Prosafe SE	151,494	185,007
#*	Protector Forsikring ASA	187,348	1,016,652
*	Q-Free ASA	88,919	69,610
#*	REC Silicon ASA	4,129,072	2,416,050
	Salmar ASA	75,927	3,506,972
	Sbanken ASA	54,961	422,199
#	Scatec Solar ASA	451,406	4,649,472
#	Schibsted ASA, Class A	51,459	1,383,911
#	Schibsted ASA, Class B	46,370	1,195,407
	Selvaag Bolig ASA	182,848	959,001
	Solon Eiendom ASA	46,042	185,262
*	Solstad Offshore ASA	901,208	127,724

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 SR-Bank ASA	579,806	$6,238,294
	Spectrum ASA	110,960	757,333
	Stolt-Nielsen, Ltd.	132,292	1,515,097
	Storebrand ASA	1,419,024	9,589,221
	Subsea 7 SA	558,090	5,981,633
	Telenor ASA	601,150	12,181,077
	TGS NOPEC Geophysical Co. ASA	379,734	9,178,630
	Tomra Systems ASA	327,758	9,639,981
	Treasure ASA	264,434	407,200
	Veidekke ASA	304,028	2,739,398
	Wallenius Wilhelmsen ASA	171,455	522,641
	Wilh Wilhelmsen Holding ASA, Class A	48,941	790,334
#	XXL ASA	189,016	579,472
	Yara International ASA	109,948	5,150,992
TOTAL NORWAY			260,827,820
PORTUGAL — (0.2%)
	Altri SGPS SA	508,231	3,334,921
#	Banco Comercial Portugues SA, Class R	19,365,605	4,949,244
#	CTT-Correios de Portugal SA	498,807	1,062,644
	EDP - Energias de Portugal SA	1,602,675	5,866,785
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	263,593
	EDP Renovaveis SA	647,633	6,667,681
	Galp Energia SGPS SA	833,384	12,974,210
	Jeronimo Martins SGPS SA	684,734	11,048,914
#	Mota-Engil SGPS SA	820,196	1,646,473
	Navigator Co. SA (The)	1,087,002	3,653,989
	NOS SGPS SA	1,875,900	11,648,188
	Novabase SGPS SA	12,258	36,125
	REN - Redes Energeticas Nacionais SGPS SA	1,288,343	3,482,460
	Semapa-Sociedade de Investimento e Gestao	156,306	2,064,814
	Sonae Capital SGPS SA	448,043	350,812
	Sonae SGPS SA	5,100,376	4,756,482
TOTAL PORTUGAL			73,807,335
SINGAPORE — (1.0%)
*	Abterra, Ltd.	189,000	1,004
	Accordia Golf Trust	1,829,800	705,582
#	AEM Holdings, Ltd.	954,600	807,406
	Amara Holdings, Ltd.	248,000	87,668
#	Ascendas India Trust	1,552,200	1,591,006
#	Avarga, Ltd.	1,027,400	140,874
	Banyan Tree Holdings, Ltd.	834,700	293,135
#	Best World International, Ltd.	1,252,500	1,239,648
	Bonvests Holdings, Ltd.	51,600	48,062
	Boustead Projects, Ltd.	147,404	106,320
	Boustead Singapore, Ltd.	1,206,267	674,996
#	BreadTalk Group, Ltd.	758,400	386,352
#	Bukit Sembawang Estates, Ltd.	554,000	2,218,321
	Bund Center Investment, Ltd.	316,000	130,878
	CapitaLand, Ltd.	4,264,500	11,172,199
#	Centurion Corp., Ltd.	1,289,100	389,171
	China Aviation Oil Singapore Corp., Ltd.	1,190,400	1,092,982
#	China Sunsine Chemical Holdings, Ltd.	1,670,700	1,362,054
#	Chip Eng Seng Corp., Ltd.	2,467,100	1,259,690
#	CITIC Envirotech, Ltd.	3,260,400	767,130
	City Developments, Ltd.	731,200	5,131,088
	Civmec, Ltd.	303,700	70,419

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp., Ltd.	5,360,269	$10,506,049
#	Cordlife Group, Ltd.	73,100	28,098
#*	COSCO Shipping International Singapore Co., Ltd.	1,400,300	317,570
#*	Creative Technology, Ltd.	27,000	72,162
	CSE Global, Ltd.	1,460,500	488,551
#	Dairy Farm International Holdings, Ltd.	358,600	2,685,221
	DBS Group Holdings, Ltd.	946,670	18,049,990
#	Del Monte Pacific, Ltd.	1,725,882	188,375
	Delfi, Ltd.	192,800	182,775
	Delong Holdings, Ltd.	46,100	234,669
	Duty Free International, Ltd.	206,500	27,032
*	Dyna-Mac Holdings, Ltd.	1,489,000	124,162
	Elec & Eltek International Co., Ltd.	28,700	40,984
#*	Ezion Holdings, Ltd.	16,915,348	397,617
#*	Ezra Holdings, Ltd.	7,898,145	59,979
	Far East Orchard, Ltd.	628,636	546,241
	First Resources, Ltd.	2,786,500	3,156,435
#	Food Empire Holdings, Ltd.	1,092,800	412,639
	Fragrance Group, Ltd.	1,448,000	136,977
	Frasers Property, Ltd.	1,089,100	1,434,069
#	Frencken Group, Ltd.	1,665,700	858,190
	Fu Yu Corp., Ltd.	2,414,000	392,557
*	Gallant Venture, Ltd.	2,485,000	212,951
	Genting Singapore, Ltd.	7,585,300	5,047,721
#	Geo Energy Resources, Ltd.	3,320,700	371,038
	GK Goh Holdings, Ltd.	14,200	8,752
	GL, Ltd.	1,524,400	875,181
#	Golden Agri-Resources, Ltd.	24,957,869	5,330,769
#	Golden Energy & Resources, Ltd.	673,700	102,454
	GP Industries, Ltd.	174,000	77,797
	Great Eastern Holdings, Ltd.	50,900	939,487
#	GSH Corp., Ltd.	52,560	14,535
	GuocoLand, Ltd.	817,821	1,182,166
*	Halcyon Agri Corp., Ltd.	865,546	298,254
	Haw Par Corp., Ltd.	42,700	432,973
#	Health Management International, Ltd.	791,926	414,827
	Hiap Hoe, Ltd.	128,000	75,011
#	Hi-P International, Ltd.	1,358,900	1,356,014
	Ho Bee Land, Ltd.	928,800	1,591,127
#	Hong Fok Corp., Ltd.	1,541,888	961,789
*	Hong Leong Asia, Ltd.	2,890,800	1,204,966
	Hong Leong Finance, Ltd.	14,300	28,783
	Hongkong Land Holdings, Ltd.	703,500	4,290,290
	Hotel Grand Central, Ltd.	179,659	171,153
	Hour Glass, Ltd. (The)	282,700	173,888
	Hutchison Port Holdings Trust	22,938,300	5,015,138
	Hwa Hong Corp., Ltd.	280,000	61,453
#*	Hyflux, Ltd.	2,064,700	43,772
#	iFAST Corp., Ltd.	361,000	293,430
#	Indofood Agri Resources, Ltd.	11,359,500	2,428,276
	InnoTek, Ltd.	87,000	32,896
#	Japfa, Ltd.	3,552,800	1,311,772
	Jardine Cycle & Carriage, Ltd.	135,997	3,327,564
	Keppel Corp., Ltd.	2,449,700	11,319,411
	Keppel Infrastructure Trust	8,360,350	3,096,877
	Koh Brothers Group, Ltd.	193,000	30,154
#	KSH Holdings, Ltd.	555,650	182,614
#	Lian Beng Group, Ltd.	1,639,700	594,602
#	Low Keng Huat Singapore, Ltd.	293,000	103,169

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Lum Chang Holdings, Ltd.	192,900	$48,402
	Mandarin Oriental International, Ltd.	81,600	129,298
	Metro Holdings, Ltd.	1,491,800	1,127,548
	Mewah International, Inc.	47,900	9,300
#*	Midas Holdings, Ltd.	7,449,147	195,160
#*	mm2 Asia, Ltd.	1,318,000	219,959
	Nera Telecommunications, Ltd.	43,600	8,909
	NSL, Ltd.	75,000	56,073
#	Olam International, Ltd.	1,820,500	2,565,909
#	OUE, Ltd.	1,343,000	1,461,787
#	Oversea-Chinese Banking Corp., Ltd.	2,907,707	24,208,638
#	Oxley Holdings, Ltd.	5,274,226	1,260,110
#*	Pacc Offshore Services Holdings, Ltd.	214,800	23,577
	Pan-United Corp., Ltd.	335,000	80,528
	Penguin International, Ltd.	434,733	163,110
	Perennial Real Estate Holdings, Ltd.	61,700	27,816
#	Q&M Dental Group Singapore, Ltd.	910,700	317,619
	QAF, Ltd.	1,233,365	656,104
#*	Raffles Education Corp., Ltd.	14,943,227	861,990
	Raffles Medical Group, Ltd.	1,501,487	1,122,094
#	RHT Health Trust	1,983,400	27,608
#	Riverstone Holdings, Ltd.	725,600	474,996
	SATS, Ltd.	1,703,492	5,935,257
	SBS Transit, Ltd.	54,000	163,987
	Sembcorp Industries, Ltd.	8,229,500	13,924,127
#*	Sembcorp Marine, Ltd.	878,400	855,187
#	Sheng Siong Group, Ltd.	2,602,700	2,194,579
#*	SHS Holdings, Ltd.	948,600	120,273
	SIA Engineering Co., Ltd.	197,700	380,382
	SIIC Environment Holdings, Ltd.	3,411,980	583,900
	Sinarmas Land, Ltd.	4,408,800	776,974
	Sing Holdings, Ltd.	392,300	113,996
	Singapore Airlines, Ltd.	2,668,400	18,682,012
	Singapore Exchange, Ltd.	1,174,700	6,739,815
#	Singapore Post, Ltd.	6,607,716	4,626,983
#	Singapore Press Holdings, Ltd.	1,931,600	3,088,485
#	Singapore Reinsurance Corp., Ltd.	55,000	11,584
	Singapore Shipping Corp., Ltd.	137,000	28,968
	Singapore Technologies Engineering, Ltd.	2,281,400	6,997,609
	Singapore Telecommunications, Ltd.	5,642,750	13,611,528
#*	Sino Grandness Food Industry Group, Ltd.	7,714,863	257,924
	Stamford Land Corp., Ltd.	1,198,100	414,068
	StarHub, Ltd.	2,486,410	2,724,312
	Straits Trading Co., Ltd.	14,800	24,627
#	Sunningdale Tech, Ltd.	870,380	869,566
*	SunVic Chemical Holdings, Ltd.	638,600	7,668
#*	Swiber Holdings, Ltd.	1,301,500	19,322
#	Thomson Medical Group, Ltd.	1,711,900	78,025
*	Tiong Woon Corp. Holding, Ltd.	160,750	43,739
#	Tuan Sing Holdings, Ltd.	3,402,445	849,745
#	UMS Holdings, Ltd.	2,386,987	1,100,442
#	United Engineers, Ltd.	2,465,604	4,679,548
	United Industrial Corp., Ltd.	601,423	1,301,648
	United Overseas Bank, Ltd.	1,502,189	28,620,825
	United Overseas Insurance, Ltd.	1,900	9,888
	UOB-Kay Hian Holdings, Ltd.	677,212	594,877
#	UOL Group, Ltd.	1,534,388	8,154,714
#	Valuetronics Holdings, Ltd.	3,796,160	1,796,293
	Venture Corp., Ltd.	1,204,900	13,446,011

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Vibrant Group, Ltd.	910,831	$99,031
	Vicom, Ltd.	2,400	12,546
	Wee Hur Holdings, Ltd.	917,300	149,703
	Wilmar International, Ltd.	1,442,000	4,168,287
	Wing Tai Holdings, Ltd.	2,248,024	3,446,790
	Yangzijiang Shipbuilding Holdings Ltd.	1,389,100	1,432,388
	Yeo Hiap Seng, Ltd.	63,135	41,965
	YHI International, Ltd.	48,000	11,607
#*	Yongnam Holdings, Ltd.	1,649,400	212,000
	Zhongmin Baihui Retail Group, Ltd.	7,800	4,059
TOTAL SINGAPORE			311,473,180
SPAIN — (2.3%)
	Acciona SA	186,892	19,900,071
	Acerinox SA	1,021,148	8,531,468
	ACS Actividades de Construccion y Servicios SA	557,894	22,542,699
#*	Adveo Group International SA	60,568	12,196
	Aena SME SA	73,162	13,262,968
	Alantra Partners SA	1,298	21,616
	Almirall SA	236,598	4,288,570
	Amadeus IT Group SA	356,233	27,838,505
#*	Amper SA	3,841,033	1,050,395
	Applus Services SA	733,583	10,311,770
#	Atresmedia Corp. de Medios de Comunicacion SA	599,582	2,336,207
	Azkoyen SA	55,415	435,319
	Banco Bilbao Vizcaya Argentaria SA	2,786,482	14,187,959
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	465,803	2,380,253
	Banco de Sabadell SA	19,911,808	17,390,623
#	Banco Santander SA	13,394,582	57,171,727
#	Banco Santander SA, Sponsored ADR	2,411,218	10,223,564
	Bankia SA	1,724,679	3,419,331
	Bankinter SA	846,902	5,493,631
	Bolsas y Mercados Espanoles SHMSF SA	342,439	8,081,140
	CaixaBank SA	4,186,422	10,375,828
	Cellnex Telecom SA	752,518	28,142,917
	Cia de Distribucion Integral Logista Holdings SA	254,164	5,295,815
	CIE Automotive SA	310,423	7,849,128
	Construcciones y Auxiliar de Ferrocarriles SA	73,151	3,305,296
#*	Deoleo SA	2,964,736	203,177
*	Duro Felguera SA	134,348	34,015
	Ebro Foods SA	167,917	3,374,153
#*	eDreams ODIGEO SA	191,273	865,360
	Elecnor SA	48,049	602,089
	Enagas SA	1,219,596	26,604,443
#	Ence Energia y Celulosa SA	1,158,459	4,187,838
	Endesa SA	341,867	8,446,988
	Ercros SA	774,393	1,490,000
	Euskaltel SA	429,723	3,753,563
	Faes Farma SA	1,174,409	5,814,026
#	Ferrovial SA	278,376	7,241,598
*	Fluidra SA	184,428	2,307,035
	Fomento de Construcciones y Contratas SA	42,312	538,689
*	Global Dominion Access SA	496,169	2,385,347
	Grifols SA	340,809	11,045,147
	Grupo Catalana Occidente SA	98,649	3,521,771
*	Grupo Empresarial San Jose SA	103,528	938,500
#*	Grupo Ezentis SA	1,185,238	688,136
	Iberdrola S.A.	8,366,674	79,377,908
	Iberdrola SA	194,574	1,845,919

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Iberpapel Gestion SA	6,469	$202,682
*	Indra Sistemas SA	820,852	7,030,203
	Industria de Diseno Textil SA	682,305	20,416,143
	Laboratorios Farmaceuticos Rovi SA	4,602	105,788
	Liberbank SA	7,521,480	2,801,078
	Mapfre SA	5,945,720	16,367,590
*	Masmovil Ibercom SA	262,458	5,944,622
	Mediaset Espana Comunicacion SA	1,212,258	7,116,567
	Melia Hotels International SA	349,670	3,080,534
	Miquel y Costas & Miquel SA	121,816	2,105,029
*	Natra SA	40,000	44,167
	Naturgy Energy Group SA	784,955	19,883,590
#*	Obrascon Huarte Lain SA	720,003	898,199
*	Pharma Mar SA	158,657	274,194
	Prim SA	5,935	73,065
*	Promotora de Informaciones SA, Class A	1,629,921	2,400,605
	Prosegur Cia de Seguridad SA	1,241,277	5,793,210
*	Quabit Inmobiliaria SA	268,802	281,099
#*	Realia Business SA	735,022	762,822
	Red Electrica Corp. SA	652,403	12,300,300
	Repsol SA, Sponsored ADR	345,975	5,466,410
	Repsol SA	2,112,608	33,507,665
#	Sacyr S.A.	2,690,655	6,903,781
	Siemens Gamesa Renewable Energy SA	159,888	2,237,247
#*	Solaria Energia y Medio Ambiente SA	378,116	2,235,536
*	Talgo SA	511,073	2,747,593
*	Tecnicas Reunidas SA	84,086	2,027,501
#	Telefonica SA, Sponsored ADR	237,585	1,808,022
	Telefonica SA	5,075,763	38,695,681
	Tubacex SA	298,802	953,297
	Unicaja Banco SA	323,534	254,799
	Vidrala SA	57,927	5,247,515
	Viscofan SA	277,148	13,565,716
	Vocento SA	126,195	171,011
	Zardoya Otis SA	640,423	4,390,162
TOTAL SPAIN			677,208,121
SWEDEN — (2.5%)
	AAK AB	493,047	10,086,665
*	AcadeMedia AB	26,499	138,473
	AddLife AB, Class B	31,363	844,977
	AddTech AB, Class B	186,636	4,893,328
	AF POYRY AB	324,520	7,647,690
	Alfa Laval AB	266,076	4,970,334
#	Alimak Group AB	71,189	989,345
*	Arise AB	1,101	2,901
	Arjo AB, Class B	693,317	2,790,580
	Assa Abloy AB, Class B	181,740	4,168,595
	Atlas Copco AB, Class A	564,146	17,231,347
	Atlas Copco AB, Class B	327,827	8,943,336
	Atrium Ljungberg AB, Class B	124,107	2,293,652
	Attendo AB	46,772	212,593
	Avanza Bank Holding AB	371,655	3,316,500
	Axfood AB	300,779	6,332,708
	BE Group AB	7,096	31,763
	Beijer Alma AB	146,126	1,797,006
	Beijer Electronics Group AB	9,204	41,908
	Beijer Ref AB	160,799	3,564,314
	Bergman & Beving AB	126,274	1,243,147

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Betsson AB	768,863	$4,058,722
	Bilia AB, Class A	776,851	6,858,420
#	BillerudKorsnas AB	574,211	6,629,252
	BioGaia AB, Class B	92,390	3,841,613
	Biotage AB	219,606	2,368,117
	Bjorn Borg AB	89,330	231,888
	Boliden AB	992,847	22,515,085
	Bonava AB	9,889	120,348
	Bonava AB, Class B	256,385	3,069,411
	Bravida Holding AB	68,859	571,937
	Bufab AB	106,817	1,104,064
#	Bulten AB	85,234	571,912
	Bure Equity AB	286,589	5,339,650
#*	Byggmax Group AB	423,079	1,452,525
	Castellum AB	309,569	6,284,437
	Catena AB	54,352	1,697,452
#	Clas Ohlson AB, Class B	174,296	1,568,859
	Cloetta AB, Class B	1,189,600	3,543,576
*	Collector AB	96,549	524,116
	Concentric AB	237,436	2,925,599
	Coor Service Management Holding AB	47,517	400,756
	Dios Fastigheter AB	390,154	3,346,649
	Dometic Group AB	848,942	7,744,795
*	Doro AB	98,776	368,573
	Duni AB	125,724	1,490,849
#	Dustin Group AB	269,515	2,326,683
	Eastnine AB	118,134	1,339,708
	Elanders AB, Class B	17,769	153,132
	Electrolux AB	510,465	11,795,383
	Elekta AB, Class B	454,631	6,468,380
*	Eltel AB	76,428	176,069
*	Enea AB	45,729	777,789
	Epiroc AB, Class A	553,643	6,066,703
	Epiroc AB, Class B	327,620	3,405,166
#	Essity AB, Class A	28,522	853,615
	Essity AB, Class B	650,088	19,309,621
	eWork Group AB	24,860	191,109
	Fabege AB	499,816	7,713,244
#	Fagerhult AB	133,282	824,162
*	Fastighets AB Balder, Class B	158,195	5,417,074
	Fenix Outdoor International AG	4,472	477,093
#*	Fingerprint Cards AB, Class B	393,204	707,808
	Getinge AB, Class B	652,863	9,579,237
	Granges AB	483,389	4,813,202
#	Gunnebo AB	380,089	982,581
	Haldex AB	252,303	1,257,790
*	Hembla AB	26,257	491,092
	Hemfosa Fastigheter AB	446,431	4,018,510
#	Hennes & Mauritz AB, Class B	699,905	12,202,908
	Hexagon AB, Class B	213,856	10,361,823
#	Hexpol AB	621,998	4,732,816
	HIQ International AB	268,795	1,416,180
	HMS Networks AB	25,383	440,660
#*	Hoist Finance AB	102,939	619,378
	Holmen AB, Class B	371,168	7,836,962
#	Hufvudstaden AB, Class A	177,409	3,124,683
	Humana AB	14,706	82,924
	Husqvarna AB, Class A	104,942	929,571
	Husqvarna AB, Class B	1,161,158	10,281,869

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	ICA Gruppen AB	183,137	$8,127,071
	Indutrade AB	206,190	5,841,827
*	International Petroleum Corp.	370,264	1,587,888
#	Intrum AB	256,217	6,716,894
	Inwido AB	468,435	2,877,308
#*	ITAB Shop Concept AB, Class B	23,230	67,669
#	JM AB	420,950	10,858,926
	KappAhl AB	1,134,782	2,301,099
#	Kindred Group P.L.C.	787,797	4,834,216
	Klovern AB, Class B	2,155,904	3,545,978
	KNOW IT AB	133,891	2,631,029
	Kungsleden AB	642,412	5,586,944
	Lagercrantz Group AB, Class B	236,930	2,958,797
	Lifco AB, Class B	34,666	1,771,138
	Lindab International AB	368,460	4,195,526
	Loomis AB, Class B	547,033	18,815,917
	Lundin Petroleum AB	188,014	5,913,721
#*	Medivir AB, Class B	106,690	257,140
*	Mekonomen AB	209,140	1,547,672
	Millicom International Cellular SA	177,651	9,126,760
	Momentum Group AB, Class B	110,949	1,250,361
*	MQ Holding AB	365,663	91,499
#	Mycronic AB	284,010	4,364,339
#	Nederman Holding AB	5,515	68,321
#*	Net Insight AB, Class B	554,021	103,314
	NetEnt AB	824,885	2,447,316
	New Wave Group AB, Class B	307,164	2,051,145
	Nibe Industrier AB, Class B	491,442	6,939,830
	Nobia AB	648,800	4,207,625
	Nobina AB	942,891	5,495,219
	Nolato AB, Class B	152,586	8,682,685
	Nordic Entertainment Group AB, Class B	30,341	725,352
	Nordic Waterproofing Holding A.S.	33,630	288,916
	NP3 Fastigheter AB	26,002	226,840
#*	Nyfosa AB	503,424	3,097,358
	OEM International AB, Class B	15,561	386,874
	Opus Group AB	1,341,087	849,616
	Pandox AB	152,098	2,773,027
	Peab AB	1,173,729	9,931,145
	Platzer Fastigheter Holding AB, Class B	32,752	289,170
	Pricer AB, Class B	491,623	647,819
	Proact IT Group AB	36,952	649,958
	Profilgruppen AB, Class B	855	9,753
*	Qliro Group AB	457,376	530,258
	Ratos AB, Class B	1,763,794	4,472,138
*	RaySearch Laboratories AB	102,620	1,468,400
#	Recipharm AB, Class B	80,629	1,001,324
	Resurs Holding AB	187,935	1,087,847
	Rottneros AB	325,656	347,871
#	Saab AB, Class B	211,462	6,656,859
	Sagax AB, Class B	155,700	1,520,976
	Sandvik AB	1,157,290	17,759,304
#*	SAS AB	1,876,825	2,559,505
	Scandi Standard AB	300,827	1,921,046
	Scandic Hotels Group AB	340,584	2,855,923
	Sectra AB, Class B	32,157	1,079,677
	Securitas AB, Class B	591,477	9,159,774
	Semcon AB	48,575	267,973
#*	Sensys Gatso Group AB	1,882,909	311,649

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sintercast AB	2,304	$34,226
	Skandinaviska Enskilda Banken AB, Class A	1,766,072	16,604,694
#	Skandinaviska Enskilda Banken AB, Class C	18,930	179,499
	Skanska AB, Class B	449,043	8,384,084
#	SKF AB, Class A	32,620	534,868
	SKF AB, Class B	1,096,073	17,978,654
	SkiStar AB	291,034	3,374,290
	SSAB AB, Class A	89,315	252,633
	SSAB AB, Class A	630,064	1,784,854
	SSAB AB, Class B, Share, Class B	505,629	1,286,240
	SSAB AB, Class B	1,403,730	3,558,445
#	Svenska Cellulosa AB SCA, Class A	43,068	412,985
	Svenska Cellulosa AB SCA, Class B	1,193,010	9,901,895
#	Svenska Handelsbanken AB, Class A	1,435,100	12,912,916
	Svenska Handelsbanken AB, Class B	30,006	284,261
	Sweco AB, Class B	135,193	3,770,251
#	Swedbank AB, Class A	1,108,849	15,100,001
	Swedish Match AB	230,668	8,800,916
*	Swedish Orphan Biovitrum AB	182,934	3,531,089
	Systemair AB	18,169	229,778
	Tele2 AB, Class B	643,923	9,201,256
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	66,501	579,224
#	Telefonaktiebolaget LM Ericsson, Class A	34,462	311,407
	Telefonaktiebolaget LM Ericsson, Class B	1,407,867	12,317,810
	Telia Co. AB	3,619,827	16,103,341
	Thule Group AB	325,020	7,099,449
	Trelleborg AB, Class B	530,593	7,306,303
	Troax Group AB	93,621	888,925
	VBG Group AB, Class B	1,127	18,733
	Vitrolife AB	199,033	3,830,192
	Volvo AB, Class A	375,732	5,602,957
	Volvo AB, Class B	3,408,461	50,633,066
	Wallenstam AB, Class B	475,165	4,964,336
	Wihlborgs Fastigheter AB	481,412	6,999,094
TOTAL SWEDEN			754,258,890
SWITZERLAND — (6.4%)
#	ABB, Ltd., Sponsored ADR	101,835	1,914,498
	ABB, Ltd.	1,971,909	37,224,027
	Adecco Group AG	648,141	35,361,962
#*	Alcon, Inc.	190,639	11,200,018
#*	Alcon, Inc.	378,293	21,906,799
	Allreal Holding AG	73,774	12,885,911
	ALSO Holding AG	31,602	4,869,808
#*	ams AG	89,038	4,648,269
	APG SGA SA	5,349	1,431,336
	Arbonia AG	245,467	2,847,358
*	Aryzta AG	4,279,694	3,559,756
	Ascom Holding AG	142,406	1,849,037
#	Autoneum Holding AG	20,061	2,204,253
	Bachem Holding AG, Class B	6,349	845,730
	Baloise Holding AG	160,786	29,040,603
#	Banque Cantonale de Geneve	3,621	724,580
	Banque Cantonale Vaudoise	11,732	8,725,248
	Barry Callebaut AG	6,223	12,140,846
	Belimo Holding AG	1,464	8,622,558
	Bell Food Group AG	6,989	1,868,198
	Bellevue Group AG	40,657	865,718
#	Berner Kantonalbank AG	9,753	2,214,856

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	BKW AG	48,474	$3,137,847
#	Bobst Group SA	61,788	3,089,551
	Bossard Holding AG, Class A	38,059	5,247,901
	Bucher Industries AG	38,129	11,393,045
	Burckhardt Compression Holding AG	10,737	2,597,696
	Burkhalter Holding AG	18,566	1,368,768
	Calida Holding AG	8,643	240,209
	Carlo Gavazzi Holding AG	861	237,995
	Cembra Money Bank AG	102,785	9,906,061
	Cham Group AG	31	13,360
	Chocoladefabriken Lindt & Spruengli AG	56	4,632,517
	Cicor Technologies, Ltd.	7,703	388,395
	Cie Financiere Richemont SA	431,642	36,988,801
	Cie Financiere Tradition SA	2,660	274,570
	Clariant AG	1,141,868	20,865,440
	Coltene Holding AG	20,543	1,736,687
	Conzzeta AG	5,748	4,517,028
	Credit Suisse Group AG	1,930,668	23,343,775
#	Credit Suisse Group AG, Sponsored ADR	383,780	4,632,220
	Daetwyler Holding AG	29,421	4,534,969
	DKSH Holding AG	118,404	5,979,154
	dormakaba Holding AG	15,671	11,483,724
*	Dottikon Es Holding AG	175	93,444
	Dufry AG	148,133	12,991,500
#	EFG International AG	568,213	3,681,965
	Emmi AG	9,656	8,034,001
	EMS-Chemie Holding AG	13,831	8,644,074
	Energiedienst Holding AG	8,178	254,422
#*	Evolva Holding SA	883,470	158,413
#	Feintool International Holding AG	11,244	704,781
	Flughafen Zurich AG	101,517	18,538,661
	Forbo Holding AG	6,662	10,391,430
*	GAM Holding AG	1,117,376	4,892,226
	Geberit AG	62,581	28,890,013
	Georg Fischer AG	28,676	24,717,822
	Givaudan SA	11,701	31,119,861
	Gurit Holding AG	2,418	2,647,023
	Helvetia Holding AG	182,883	23,285,088
	Hiag Immobilien Holding AG	1,481	190,238
#*	HOCHDORF Holding AG	4,528	342,995
	Huber & Suhner AG	50,255	4,001,834
#	Implenia AG	72,643	1,945,799
	Inficon Holding AG	9,554	5,959,797
	Interroll Holding AG	3,062	6,227,505
	Intershop Holding AG	5,564	2,795,350
	Investis Holding SA	1,529	103,895
#	Julius Baer Group, Ltd.	689,892	29,480,883
	Jungfraubahn Holding AG	1,078	161,664
	Kardex AG	48,667	7,003,302
#	Komax Holding AG	23,606	4,425,716
#	Kudelski SA	195,954	1,328,124
	Kuehne + Nagel International AG	91,233	13,433,445
	LafargeHolcim, Ltd.	287,459	14,109,204
	LafargeHolcim, Ltd.	170,271	8,339,210
*	Lastminute.com NV	16,479	497,979
#	LEM Holding SA	2,543	3,514,596
	Liechtensteinische Landesbank AG	29,741	1,813,220
	Logitech International SA	342,549	14,087,202
#	Logitech International SA	159,615	6,582,523

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	127,274	$43,598,167
	Luzerner Kantonalbank AG	8,326	3,679,728
*	MCH Group AG	56	1,248
#*	Meier Tobler Group AG	9,351	150,128
	Metall Zug AG	563	1,221,527
#*	Meyer Burger Technology AG	766,650	312,523
	Mikron Holding AG	51,263	404,389
#	Mobilezone Holding AG	175,704	1,621,689
	Mobimo Holding AG	37,653	10,050,598
	Nestle SA	2,634,028	279,436,590
#	Novartis AG, Sponsored ADR	953,193	87,293,415
	Novartis AG	656,395	60,190,649
	OC Oerlikon Corp. AG	1,256,699	13,450,734
*	Orascom Development Holding AG	59,619	895,598
#	Orell Fuessli Holding AG	613	55,842
	Orior AG	24,732	2,009,666
*	Panalpina Welttransport Holding AG	67,358	15,157,328
	Partners Group Holding AG	29,533	23,487,300
	Phoenix Mecano AG	1,664	733,102
	Plazza AG, Class A	2,576	651,001
	PSP Swiss Property AG	140,361	16,829,343
#	Rieter Holding AG	21,304	2,800,869
	Roche Holding AG	24,321	6,522,723
	Roche Holding AG	634,350	169,793,336
	Romande Energie Holding SA	535	670,337
#	Schaffner Holding AG	1,819	373,593
	Schindler Holding AG	25,948	5,837,406
*	Schmolz + Bickenbach AG	2,339,162	769,897
	Schweiter Technologies AG	5,756	5,688,296
	SFS Group AG	80,464	6,176,210
	SGS SA	9,015	22,262,236
	Siegfried Holding AG	23,897	8,896,408
	Sika AG	258,120	37,265,852
#	Sonova Holding AG	100,048	23,006,682
	St Galler Kantonalbank AG	7,539	3,226,965
	Straumann Holding AG	20,702	16,888,755
	Sulzer AG	117,077	11,797,353
	Sunrise Communications Group AG	297,926	22,034,925
	Swatch Group AG (The)	55,564	16,139,783
	Swatch Group AG (The)	100,386	5,474,182
	Swiss Life Holding AG	74,281	35,895,478
	Swiss Prime Site AG	241,930	21,300,597
	Swiss Re AG	266,248	25,782,604
#	Swisscom AG	93,407	45,268,947
	Swissquote Group Holding SA	47,985	1,942,857
	Tamedia AG	5,860	643,934
	Tecan Group AG	4,010	1,018,814
	Temenos AG	174,866	30,783,871
	Thurgauer Kantonalbank	1,440	156,697
#	Tornos Holding AG	25,100	196,606
#	u-blox Holding AG	46,981	3,834,236
	UBS Group AG	2,491,947	27,814,699
*	UBS Group AG	916,799	10,240,645
	Valiant Holding AG	63,040	6,462,260
	Valora Holding AG	22,808	6,284,447
	VAT Group AG	146,555	18,325,167
	Vaudoise Assurances Holding SA	4,054	2,055,593
	Vetropack Holding AG	697	1,425,058
#	Vifor Pharma AG	102,686	15,198,183

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Von Roll Holding AG	106,896	$111,760
	Vontobel Holding AG	141,230	7,432,733
	VP Bank AG	14,948	2,340,665
	VZ Holding AG	5,465	1,504,897
	Walliser Kantonalbank	1,730	205,642
#	Warteck Invest AG	94	181,061
#	Ypsomed Holding AG	13,559	1,727,139
	Zehnder Group AG	47,145	1,776,621
	Zug Estates Holding AG, Class B	284	523,480
	Zuger Kantonalbank AG	173	1,070,233
	Zurich Insurance Group AG	189,900	66,053,217
TOTAL SWITZERLAND			1,933,364,801
UNITED KINGDOM — (14.8%)
	3i Group P.L.C.	2,400,080	32,341,125
	4imprint Group P.L.C.	7,570	256,937
	888 Holdings P.L.C.	1,292,347	2,390,410
	A.G. Barr P.L.C.	538,077	4,498,209
#	AA P.L.C.	2,202,528	1,335,342
*	Acacia Mining P.L.C.	896,918	2,439,699
	Admiral Group P.L.C.	389,202	10,235,280
	Aggreko P.L.C.	1,488,568	15,018,029
	Air Partner P.L.C.	65,873	57,281
	Anglo American P.L.C.	4,549,559	111,484,193
	Anglo Pacific Group P.L.C.	516,225	1,273,869
	Anglo-Eastern Plantations P.L.C.	16,018	88,865
	Antofagasta P.L.C.	1,060,942	11,970,421
#	Arrow Global Group P.L.C.	860,395	2,805,079
	Ascential P.L.C.	20,467	98,937
	Ashmore Group P.L.C.	2,058,499	13,370,760
	Ashtead Group P.L.C.	1,010,603	27,788,710
	Associated British Foods P.L.C.	439,261	12,910,566
	AstraZeneca P.L.C., Sponsored ADR	1,444,584	62,709,395
	AstraZeneca P.L.C.	290,220	25,073,209
	Auto Trader Group P.L.C.	2,921,331	19,177,312
	AVEVA Group P.L.C.	129,158	6,239,659
	Aviva P.L.C.	6,964,597	34,193,497
	Avon Rubber P.L.C.	62,580	1,020,555
	B&M European Value Retail SA	4,614,748	20,713,728
	Babcock International Group P.L.C.	1,567,114	9,030,880
	BAE Systems P.L.C.	4,442,831	29,516,965
	Balfour Beatty P.L.C.	1,285,166	3,206,092
	Bank of Georgia Group P.L.C.	125,858	2,136,947
	Barclays P.L.C., Sponsored ADR	3,988,443	29,833,554
	Barratt Developments P.L.C.	2,936,079	22,922,626
	BBA Aviation P.L.C.	3,569,279	13,863,874
	Beazley P.L.C.	2,686,407	18,761,709
	Bellway P.L.C.	901,581	32,497,995
	Berkeley Group Holdings P.L.C.	781,341	36,748,674
	BHP Group P.L.C., ADR	721,817	34,459,544
	BHP Group P.L.C.	1,655,835	39,480,942
	Bloomsbury Publishing P.L.C.	81,437	228,025
	Bodycote P.L.C.	1,283,161	11,448,950
*	Boohoo Group P.L.C.	993,682	2,879,351
	Bovis Homes Group P.L.C.	802,676	10,253,354
	BP P.L.C., Sponsored ADR	5,212,204	207,132,987
	BP P.L.C.	4,828,529	31,949,145
	Braemar Shipping Services P.L.C.	71,897	173,167
	Brewin Dolphin Holdings P.L.C.	2,089,908	8,097,310

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	British American Tobacco P.L.C., Sponsored ADR	379,512	$13,514,422
	British American Tobacco P.L.C.	1,150,327	40,989,063
	Britvic P.L.C.	1,704,294	18,935,152
#	BT Group P.L.C., Sponsored ADR	272,564	3,248,963
	BT Group P.L.C.	8,441,073	19,771,960
*	BTG P.L.C.	508,945	5,171,859
	Bunzl P.L.C.	284,399	7,412,759
	Burberry Group P.L.C.	862,728	23,788,669
	Burford Capital, Ltd.	117,458	2,138,974
*	Cairn Energy P.L.C.	3,395,570	6,517,475
*	Capita P.L.C.	402,176	567,206
	Capital & Counties Properties P.L.C.	2,670,121	6,420,167
*	Carclo P.L.C.	26,730	3,476
	Card Factory P.L.C.	1,089,113	2,188,030
	CareTech Holdings P.L.C.	44,800	203,023
	Carnival P.L.C.	18,870	851,776
	Carnival P.L.C., ADR	128,398	5,887,048
*	Carpetright P.L.C.	5,801	1,068
	Carr's Group P.L.C.	38,739	70,727
	Castings P.L.C.	57,646	288,859
	Centamin P.L.C.	8,066,539	12,586,925
	Centaur Media P.L.C.	126,418	69,142
	Centrica P.L.C.	9,893,493	9,107,814
	Charles Stanley Group P.L.C.	6,583	23,070
	Charles Taylor P.L.C.	31,527	86,666
	Chemring Group P.L.C.	926,852	2,066,092
	Chesnara P.L.C.	221,914	892,741
#	Cineworld Group P.L.C.	5,707,332	17,716,854
*	Circassia Pharmaceuticals P.L.C.	71,546	17,237
	Clarkson P.L.C.	83,138	2,590,247
	Clipper Logistics P.L.C.	37,734	122,682
	Close Brothers Group P.L.C.	857,117	13,838,234
	CLS Holdings P.L.C.	170,493	473,385
	CMC Markets P.L.C.	758,795	900,093
*	Cobham P.L.C.	11,542,788	23,112,794
	Coca-Cola HBC AG	415,356	14,292,080
	Compass Group P.L.C.	1,278,365	32,343,274
	Computacenter P.L.C.	548,895	10,181,384
	Connect Group P.L.C.	338,316	155,180
	Consort Medical P.L.C.	103,662	943,067
	ConvaTec Group P.L.C.	1,688,866	3,191,006
	Costain Group P.L.C.	707,971	1,350,678
	Countryside Properties P.L.C.	289,093	1,030,843
*	Countrywide P.L.C.	1,499,409	90,482
	Cranswick P.L.C.	268,997	8,706,349
	Crest Nicholson Holdings P.L.C.	1,434,490	6,379,037
	Croda International P.L.C.	289,494	16,444,364
	CYBG P.L.C.	2,727,559	5,683,631
	Daejan Holdings P.L.C.	10,742	724,375
	Daily Mail & General Trust P.L.C., Class A	292,802	2,812,391
	Dart Group P.L.C.	6,846	62,788
	DCC P.L.C.	153,219	12,920,752
	De La Rue P.L.C.	403,293	1,144,879
	Devro P.L.C.	978,774	2,444,604
	DFS Furniture P.L.C.	18,998	54,438
	Diageo P.L.C., Sponsored ADR	204,369	34,105,099
	Diageo P.L.C.	319,548	13,325,208
*	Dialight P.L.C.	28,755	126,354
	Dignity P.L.C.	187,183	1,229,176

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diploma P.L.C.	651,667	$12,012,017
	Direct Line Insurance Group P.L.C.	8,615,071	33,699,564
	DiscoverIE Group P.L.C.	133,195	719,060
	Dixons Carphone P.L.C.	4,347,143	6,300,109
	Domino's Pizza Group P.L.C.	2,033,201	6,110,035
	Drax Group P.L.C.	1,995,880	7,313,257
	DS Smith P.L.C.	4,685,833	20,210,572
	Dunelm Group P.L.C.	442,590	4,960,290
	Dyson Group P.L.C.	3,999	78
#	easyJet P.L.C.	549,566	6,440,325
*	EI Group P.L.C.	3,464,035	11,874,477
*	Eland Oil & Gas P.L.C.	9,057	13,147
	Electrocomponents P.L.C.	1,801,733	13,275,480
	Elementis P.L.C.	2,636,728	4,833,649
	EMIS Group P.L.C.	16,608	245,748
*	EnQuest P.L.C.	8,226,404	2,318,947
	Entertainment One, Ltd.	1,690,098	9,025,879
	Equiniti Group P.L.C.	327,446	836,930
	Essentra P.L.C.	760,954	3,945,450
	Euromoney Institutional Investor P.L.C.	195,605	3,297,130
	Evraz P.L.C.	1,461,075	11,444,278
	Experian P.L.C.	885,898	26,868,544
	FDM Group Holdings P.L.C.	40,888	409,334
	Ferguson P.L.C.	237,763	17,692,590
	Ferrexpo P.L.C.	3,169,607	9,807,380
	Fevertree Drinks P.L.C.	120,512	3,416,350
*	Findel P.L.C.	75,920	215,015
*	Firstgroup P.L.C.	8,112,601	11,291,892
	Forterra P.L.C.	327,376	1,115,363
*	Foxtons Group P.L.C.	378,407	259,007
#	Fresnillo P.L.C.	249,267	1,799,107
*	Frontier Developments PLC	1,010	11,979
	Fuller Smith & Turner P.L.C., Class A	44,042	573,090
	Future P.L.C.	42,135	580,006
	G4S P.L.C.	5,883,030	13,654,215
	Galliford Try P.L.C.	802,981	5,751,805
	Games Workshop Group P.L.C.	112,202	6,157,877
	Gamma Communications P.L.C.	5,307	70,129
*	Gem Diamonds, Ltd.	2,111,795	1,762,197
	Genel Energy P.L.C.	202,667	471,491
	Genus P.L.C.	147,233	4,726,367
*	Georgia Capital P.L.C.	120,349	1,433,836
	GlaxoSmithKline P.L.C., Sponsored ADR	942,391	38,901,900
	GlaxoSmithKline P.L.C.	1,782,898	36,871,975
	Glencore P.L.C.	22,274,023	71,428,749
	Go-Ahead Group P.L.C. (The)	402,680	10,409,777
	GoCo Group P.L.C.	1,105,725	1,150,769
	Goodwin P.L.C.	1,013	42,155
	Grafton Group P.L.C.	508,977	4,479,166
	Grainger P.L.C.	2,490,569	6,881,052
	Greencore Group P.L.C.	1,369,325	3,563,359
	Greene King P.L.C.	1,627,214	12,355,496
	Greggs P.L.C.	925,862	25,092,823
	Gulf Keystone Petroleum, Ltd.	587,042	1,669,812
*	Gulf Marine Services P.L.C.	23,636	2,695
	GVC Holdings P.L.C.	1,264,750	9,060,537
	Gym Group P.L.C. (The)	48,375	150,398
	Halfords Group P.L.C.	1,268,133	2,944,363
	Halma P.L.C.	1,396,475	33,724,125

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hargreaves Lansdown P.L.C.	335,168	$8,514,931
	Hastings Group Holdings P.L.C.	587,506	1,379,197
	Hays P.L.C.	11,400,465	21,291,185
	Headlam Group P.L.C.	175,154	943,792
	Helical P.L.C.	1,771,048	7,710,692
	Henry Boot P.L.C.	72,332	215,628
	Hikma Pharmaceuticals P.L.C.	399,394	8,910,220
	Hill & Smith Holdings P.L.C.	498,289	6,843,033
	Hilton Food Group P.L.C.	11,749	133,031
	Hiscox, Ltd.	1,089,076	22,417,827
	Hochschild Mining P.L.C.	1,943,483	4,874,007
	Hollywood Bowl Group P.L.C.	4,176	10,915
	HomeServe P.L.C.	1,517,745	20,999,898
	Howden Joinery Group P.L.C.	3,450,055	23,176,173
	HSBC Holdings P.L.C.	207,946	1,665,333
#	HSBC Holdings P.L.C., Sponsored ADR	3,376,614	135,604,818
	Hunting P.L.C.	778,107	4,794,888
	Huntsworth P.L.C.	320,870	390,085
#*	Hurricane Energy P.L.C.	67,830	35,793
	Ibstock P.L.C.	1,499,186	4,207,389
	IG Group Holdings P.L.C.	2,291,701	15,929,538
	IMI P.L.C.	2,022,525	25,608,416
#	Imperial Brands P.L.C., Sponsored ADR	25,186	641,739
	Imperial Brands P.L.C.	803,808	20,400,680
	Inchcape P.L.C.	2,739,685	20,755,426
*	Indivior P.L.C.	2,266,309	1,498,537
	Informa P.L.C.	1,669,617	17,677,485
	Inmarsat P.L.C.	2,028,274	14,100,717
#	InterContinental Hotels Group P.L.C., ADR	77,860	5,461,886
	InterContinental Hotels Group P.L.C.	107,617	7,476,622
	Intermediate Capital Group P.L.C.	646,763	10,895,402
	International Consolidated Airlines Group SA	2,272,804	11,695,214
	International Personal Finance P.L.C.	196,053	241,700
	Intertek Group P.L.C.	327,922	22,700,167
	Investec P.L.C.	2,048,218	11,653,776
	iomart Group P.L.C.	6,775	27,946
*	IP Group P.L.C.	815,203	680,109
	ITE Group P.L.C.	2,899,632	2,571,832
	ITV P.L.C.	7,526,395	10,109,072
	IWG P.L.C.	4,674,865	21,411,993
	J D Wetherspoon P.L.C.	816,983	15,233,225
	J Sainsbury P.L.C.	5,041,201	12,029,475
	James Fisher & Sons P.L.C.	190,369	5,044,500
	JD Sports Fashion P.L.C.	2,162,574	17,054,914
	John Laing Group P.L.C.	261,588	1,222,360
	John Menzies P.L.C.	588,256	2,963,711
	John Wood Group P.L.C.	2,160,500	13,921,634
	Johnson Matthey P.L.C.	369,430	14,404,759
	Johnson Service Group P.L.C.	12,404	26,113
*	JPJ Group P.L.C.	156,570	1,308,894
	Jupiter Fund Management P.L.C.	3,210,883	14,529,468
*	Just Eat P.L.C.	395,360	3,637,313
*	Just Group P.L.C.	3,544,274	2,026,298
	Kainos Group P.L.C.	35,848	244,311
	KAZ Minerals P.L.C.	1,516,312	10,496,069
	KCOM Group P.L.C.	2,584,421	3,775,903
	Keller Group P.L.C.	341,151	2,723,213
#	Kier Group P.L.C.	475,341	354,714
	Kin & Carta P.L.C.	857,148	1,081,966

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Kingfisher P.L.C.	5,610,162	$15,146,798
*	Lamprell P.L.C.	2,035,637	1,359,268
	Lancashire Holdings, Ltd.	927,852	7,785,373
	Legal & General Group P.L.C.	11,662,595	36,985,557
*	Liberty Global P.L.C., Class A	115,018	3,067,530
*	Liberty Global P.L.C., Class C	281,606	7,333,020
	Lloyds Banking Group P.L.C.	73,603,870	47,613,134
	Lloyds Banking Group P.L.C., ADR	1,062,540	2,730,728
	London Stock Exchange Group P.L.C.	353,094	28,357,647
	Lookers P.L.C.	1,312,659	667,594
	Low & Bonar P.L.C.	6,154,392	560,503
	LSL Property Services P.L.C.	36,872	91,067
	Luceco P.L.C.	14,943	17,674
	Majestic Wine P.L.C.	5,979	18,514
	Man Group P.L.C.	10,240,950	21,137,181
	Marks & Spencer Group P.L.C.	8,691,704	21,845,990
	Marshalls P.L.C.	1,386,498	10,700,344
	Marston's P.L.C.	8,686,724	11,273,976
	McBride P.L.C.	944,113	741,878
	McCarthy & Stone P.L.C.	357,027	604,242
	McColl's Retail Group P.L.C.	28,533	23,580
	Mears Group P.L.C.	621,761	2,072,828
#	Mediclinic International P.L.C.	598,056	2,493,754
	Meggitt P.L.C.	2,959,075	21,353,693
	Melrose Industries P.L.C.	11,493,493	25,939,788
	Merlin Entertainments P.L.C.	2,695,086	14,743,023
	Micro Focus International P.L.C.	563,622	11,872,182
	Millennium & Copthorne Hotels P.L.C.	464,751	3,846,964
*	Mitchells & Butlers P.L.C.	1,346,974	4,966,847
#	Mitie Group P.L.C.	1,920,758	3,836,788
	MJ Gleeson P.L.C.	21,907	223,494
	Mondi P.L.C.	690,162	15,035,720
	Moneysupermarket.com Group P.L.C.	2,282,898	10,219,364
	Morgan Advanced Materials P.L.C.	1,667,829	5,138,554
	Morgan Sindall Group P.L.C.	131,290	1,791,545
*	Mothercare P.L.C.	852,346	171,456
#	Motorpoint group P.L.C.	38,221	99,681
	N Brown Group P.L.C.	2,240,029	3,263,696
	National Express Group P.L.C.	2,342,646	11,933,073
	National Grid P.L.C.	54,262	556,146
#	National Grid P.L.C., Sponsored ADR	225,578	11,603,743
	NCC Group P.L.C.	129,231	290,648
	Next P.L.C.	197,613	14,546,205
#	NMC Health P.L.C.	58,860	1,757,745
	Norcros P.L.C.	9,631	24,446
	Northgate P.L.C.	860,534	3,458,330
*	Nostrum Oil & Gas P.L.C.	88,131	47,025
	Numis Corp. P.L.C.	27,715	80,197
*	Ocado Group P.L.C.	711,722	10,743,072
	On the Beach Group P.L.C.	489,798	2,812,647
	OneSavings Bank P.L.C.	941,180	4,148,593
	Oxford Instruments P.L.C.	212,308	3,336,514
	Pagegroup P.L.C.	2,280,957	12,410,191
	Paragon Banking Group P.L.C.	1,199,828	6,092,905
	PayPoint P.L.C.	181,015	2,073,012
#	Pearson P.L.C.	1,138,998	12,061,264
#	Pearson P.L.C., Sponsored ADR	598,552	6,308,738
	Pendragon P.L.C.	4,877,006	756,116
	Pennon Group P.L.C.	1,463,923	12,759,612

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon P.L.C.	858,661	$20,950,110
#*	Petra Diamonds, Ltd.	4,736,476	642,807
	Petrofac, Ltd.	2,013,036	10,217,297
*	Petropavlovsk P.L.C.	10,297,357	1,243,420
	Pets at Home Group P.L.C.	1,764,296	4,458,930
	Phoenix Group Holdings P.L.C.	1,966,686	16,542,538
	Photo-Me International P.L.C.	1,384,295	1,676,313
	Playtech P.L.C.	1,671,551	8,973,098
	Polar Capital Holdings P.L.C.	1,881	13,071
	Polypipe Group P.L.C.	1,161,718	5,771,590
*	Premier Foods P.L.C.	14,734,160	6,039,511
#*	Premier Oil P.L.C.	8,181,703	8,327,268
	Provident Financial P.L.C.	616,525	3,247,556
#	Prudential P.L.C., ADR	562,757	23,354,415
	PZ Cussons P.L.C.	1,007,470	2,679,479
	QinetiQ Group P.L.C.	3,554,208	12,481,483
	Quilter P.L.C.	3,859,363	6,759,026
	Rank Group P.L.C.	506,807	935,797
	Rathbone Brothers P.L.C.	78,357	2,099,535
*	Raven Property Group, Ltd.	350,396	167,209
*	REA Holdings P.L.C.	14,311	19,424
#	Reach P.L.C.	6,987,869	7,209,283
	Reckitt Benckiser Group P.L.C.	231,357	17,884,654
	Redde P.L.C.	4,967	6,886
	Redrow P.L.C.	1,716,132	11,678,159
#	RELX P.L.C., Sponsored ADR	366,350	8,693,484
	RELX P.L.C.	603,027	14,302,779
	RELX P.L.C.	437,454	10,390,636
	Renew Holdings P.L.C.	2,306	11,247
	Renewi P.L.C.	7,055,659	2,496,309
	Renishaw P.L.C.	162,845	7,581,070
	Rentokil Initial P.L.C.	4,236,301	22,382,093
	Restaurant Group P.L.C. (The)	3,062,093	5,661,793
#	Rhi Magnesita NV	59,806	3,315,845
	Ricardo P.L.C.	102,063	871,793
	Rightmove P.L.C.	2,799,640	17,905,983
	Rio Tinto P.L.C.	109,785	6,199,719
#	Rio Tinto P.L.C., Sponsored ADR	1,875,418	107,048,859
	RM P.L.C.	39,681	114,467
	Robert Walters P.L.C.	134,687	872,365
	Rolls-Royce Holdings P.L.C.	3,297,979	34,471,587
	Rotork P.L.C.	5,634,816	21,039,896
	Royal Bank of Scotland Group P.L.C.	1,148,855	3,026,710
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,345,091	7,236,590
	Royal Dutch Shell P.L.C., Class A	1,370,292	43,157,988
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	93,726,099
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	108,963,265
	Royal Mail P.L.C.	2,730,532	6,973,295
	RPS Group P.L.C.	623,955	950,672
	RSA Insurance Group P.L.C.	2,536,796	17,253,711
	S&U P.L.C.	2,784	77,893
	Saga P.L.C.	1,430,139	773,617
	Sage Group P.L.C. (The)	1,633,182	14,241,991
	Savills P.L.C.	1,061,675	12,253,982
	Schroders P.L.C.	159,099	5,739,294
	Schroders P.L.C.	58,483	1,762,518
	SDL P.L.C.	155,762	897,675
	Senior P.L.C.	2,145,984	5,225,367
	Severfield P.L.C.	429,085	348,860

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severn Trent P.L.C.	576,349	$14,094,548
	SIG P.L.C.	2,775,110	4,436,273
	Smith & Nephew P.L.C., Sponsored ADR	104,765	4,760,544
	Smith & Nephew P.L.C.	726,460	16,446,188
	Smiths Group P.L.C.	1,000,640	19,900,513
	Soco International P.L.C.	1,926,463	1,441,594
	Softcat P.L.C.	537,114	6,235,495
	Spectris P.L.C.	471,401	14,520,566
	Speedy Hire P.L.C.	1,103,776	697,996
	Spirax-Sarco Engineering P.L.C.	210,354	22,937,666
	Spire Healthcare Group P.L.C.	2,314,871	3,179,705
	Spirent Communications P.L.C.	1,895,400	3,645,742
*	Sportech P.L.C.	232,994	95,519
*	Sports Direct International P.L.C.	1,237,773	3,409,081
	SSE P.L.C.	2,284,543	30,456,791
	SSP Group P.L.C.	1,779,025	15,217,245
#	St James's Place P.L.C.	2,226,784	26,571,810
	St. Modwen Properties P.L.C.	931,650	4,734,487
	Stagecoach Group P.L.C.	3,605,808	5,732,395
	Standard Chartered P.L.C.	2,593,731	21,345,623
	Standard Life Aberdeen P.L.C.	3,923,192	14,229,582
	SThree P.L.C.	318,978	1,094,366
	Stobart Group, Ltd.	465,722	649,265
	Stock Spirits Group P.L.C.	165,767	461,269
#	STV Group P.L.C.	60,106	269,623
	Superdry P.L.C.	393,712	2,062,089
	Synthomer P.L.C.	2,266,747	8,342,380
	T Clarke P.L.C.	26,802	38,332
#	TalkTalk Telecom Group P.L.C.	2,816,459	3,599,330
	Tarsus Group P.L.C.	13,455	69,204
	Tate & Lyle P.L.C.	3,884,006	35,571,916
	Taylor Wimpey P.L.C.	20,888,573	40,927,709
	Ted Baker P.L.C.	153,384	1,703,032
	Telecom Plus P.L.C.	315,194	5,097,949
*	Telit Communications P.L.C.	8,401	16,660
	Tesco P.L.C.	11,676,518	31,628,258
#*	Thomas Cook Group P.L.C.	8,930,241	600,453
	Topps Tiles P.L.C.	693,527	581,021
	TP ICAP P.L.C.	6,019,730	22,924,734
	Travis Perkins P.L.C.	1,331,590	22,044,661
	Trifast P.L.C.	104,472	246,151
	TT Electronics P.L.C.	405,937	1,084,111
#	TUI AG	340,866	3,384,616
	Tullow Oil P.L.C.	9,490,702	22,237,785
	Tyman P.L.C.	16,334	43,253
	U & I Group P.L.C.	545,187	947,088
	UDG Healthcare P.L.C.	461,855	4,471,704
	Ultra Electronics Holdings P.L.C.	589,481	13,976,914
	Unilever P.L.C., Sponsored ADR	561,555	33,760,687
	Unilever P.L.C.	253,281	15,237,931
	United Utilities Group P.L.C.	1,358,786	12,986,594
	Urban & Civic P.L.C.	15,093	56,180
*	Vectura Group P.L.C.	4,242,281	4,115,410
	Vertu Motors P.L.C.	67,901	29,937
	Vesuvius P.L.C.	1,034,889	6,306,507
	Victrex P.L.C.	548,864	13,572,298
	Vitec Group P.L.C. (The)	56,176	773,108
	Vodafone Group P.L.C.	28,657,957	52,156,964
	Vodafone Group P.L.C., Sponsored ADR	771,090	13,972,146

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Volex P.L.C.	34,880	$39,119
	Volution Group P.L.C.	9,037	19,896
	Vp P.L.C.	15,195	144,284
	Watkin Jones P.L.C.	7,013	18,174
	Weir Group P.L.C (The)	186,619	3,373,854
	WH Smith P.L.C.	472,636	12,156,054
	Whitbread P.L.C.	207,751	11,412,468
	William Hill P.L.C.	4,873,703	9,011,651
	Wilmington P.L.C.	150,471	358,461
	Wincanton P.L.C.	285,265	816,007
*	Wizz Air Holdings P.L.C.	2,007	85,903
	Wm Morrison Supermarkets P.L.C.	7,338,862	17,329,519
	WPP P.L.C., Sponsored ADR	130,599	7,689,669
	WPP P.L.C.	1,993,040	23,476,860
	Xaar P.L.C.	123,020	132,585
	XP Power, Ltd.	11,538	285,283
TOTAL UNITED KINGDOM			4,438,598,621
TOTAL COMMON STOCKS			28,681,019,206
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	137,806	8,181,732
	Biotest AG	46,560	1,130,190
	Draegerwerk AG & Co. KGaA	43,300	2,349,620
#	Fuchs Petrolub SE	172,365	6,604,821
	Henkel AG & Co. KGaA	40,188	4,143,984
	Jungheinrich AG	349,582	7,773,943
	Porsche Automobil Holding SE	295,931	19,397,127
	Sartorius AG	65,389	13,226,914
	Schaeffler AG	399,694	2,947,104
	Sixt SE	96,491	6,399,934
	STO SE & Co. KGaA	5,133	525,657
	Villeroy & Boch AG	61,622	911,661
	Volkswagen AG	594,615	98,808,751
TOTAL GERMANY			172,401,438
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	29,444	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	2,696,210	612,237
*	Pan American Silver Corp. Rights 02/22/29	617,617	140,244
#*	Tervita Corp. Warrants 07/19/20	5,600	42
TOTAL CANADA			752,523
JAPAN — (0.0%)
#*	AD Works Co., Ltd. Rights 08/23/2019	931,200	8,560
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	92,828	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0

International Core Equity Portfolio
CONTINUED
	Shares	Value»

SWEDEN — (0.0%)
#* Anoto Group AB Warrants 04/30/21	21,759	$1,013
TOTAL RIGHTS/WARRANTS		762,096
TOTAL INVESTMENT SECURITIES		28,854,182,740

			Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	DFA Short Term Investment Fund	101,785,781	1,177,763,275
TOTAL INVESTMENTS — (100.0%)
(Cost $28,387,146,025)^^			$30,031,946,015
As of July 31, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,720	09/20/19	$249,447,765	$256,477,800	$7,030,035
Total Futures Contracts			$249,447,765	$256,477,800	$7,030,035
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$45,427,023	$1,900,311,954	—	$1,945,738,977
Austria	62,244	158,494,310	—	158,556,554
Belgium	13,800,041	352,300,771	—	366,100,812
Canada	2,695,831,271	4,696,703	—	2,700,527,974
China	—	966,546	—	966,546
Denmark	28,525,961	446,897,079	—	475,423,040
Finland	4,980,879	455,750,983	—	460,731,862
France	70,528,584	2,306,430,599	—	2,376,959,183
Germany	66,219,256	1,938,175,246	—	2,004,394,502
Hong Kong	1,216,316	856,729,010	—	857,945,326
Ireland	25,295,520	145,312,385	—	170,607,905
Israel	19,839,247	203,078,986	—	222,918,233
Italy	17,873,575	787,786,105	—	805,659,680
Japan	118,846,491	6,596,432,627	—	6,715,279,118
Netherlands	116,672,745	719,660,950	—	836,333,695
New Zealand	187,035	133,149,996	—	133,337,031
Norway	12,091,775	248,736,045	—	260,827,820
Portugal	263,593	73,543,742	—	73,807,335
Singapore	18,594	311,454,586	—	311,473,180
Spain	19,878,249	657,329,872	—	677,208,121
Sweden	2,167,112	752,091,778	—	754,258,890
Switzerland	137,020,647	1,796,344,154	—	1,933,364,801
United Kingdom	1,011,750,872	3,426,847,749	—	4,438,598,621
Preferred Stocks
Germany	—	172,401,438	—	172,401,438
Rights/Warrants
Canada	—	752,523	—	752,523
Japan	—	8,560	—	8,560

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$1,013	—	$1,013
Securities Lending Collateral	—	1,177,763,275	—	1,177,763,275
Futures Contracts**	$7,030,035	—	—	7,030,035
TOTAL	$4,415,527,065	$25,623,448,985	—	$30,038,976,050
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,719,355,089
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,887,259,595
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	2,106,948,426
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,323,313,146
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,152,203,943
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$12,189,080,199
As of July 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	745	09/20/19	$109,766,240	$111,090,675	$1,324,435
Total Futures Contracts			$109,766,240	$111,090,675	$1,324,435
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,189,080,199	—	—	$12,189,080,199
Futures Contracts**	1,324,435	—	—	1,324,435
TOTAL	$12,190,404,634	—	—	$12,190,404,634
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	645,055	$22,015,720
Investment in The Continental Small Company Series of The DFA Investment Trust Company		5,061,281
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		4,517,667
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,137,956
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,136,503
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,475,884
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,312,980
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $41,175,589)^^		$39,657,991
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$39,657,991	—	—	$39,657,991
TOTAL	$39,657,991	—	—	$39,657,991

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$573,963,193
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$573,963,193
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$325,843,373
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$325,843,373
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$28,114,211
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$28,114,211
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$625,801,824
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$625,801,824
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (18.2%)
	Abacus Property Group	4,439,932	$12,567,942
#	ALE Property Group	1,253,812	4,453,792
#*	APN Industria REIT	294,727	576,441
	Arena REIT	1,104,191	2,142,387
#	Aspen Group	962,671	705,444
*	Astro Japan Property Group REIT	462,047	0
	Australian Unity Office Fund	61,655	126,488
	Aventus Group	178,684	300,972
	BWP Trust	6,405,190	16,420,646
	Carindale Property Trust	152,807	721,039
#	Centuria Industrial REIT	1,790,943	3,888,656
#	Centuria Metropolitan REIT	1,039,896	2,010,705
#	Charter Hall Education Trust	3,398,506	8,777,448
	Charter Hall Group	5,768,800	44,613,253
	Charter Hall Long Wale REIT	1,823,567	6,470,442
	Charter Hall Retail REIT	4,703,580	14,501,235
#	Cromwell Property Group	23,441,848	18,896,565
	Dexus	13,615,056	121,772,476
	GDI Property Group	2,828,329	2,763,144
	Goodman Group	20,487,676	207,202,687
	GPT Group (The)	24,154,575	102,529,635
	Growthpoint Properties Australia, Ltd.	3,232,942	9,714,936
	Hotel Property Investments	684,790	1,651,202
	Ingenia Communities Group	2,574,582	6,001,614
	Mirvac Group	47,980,556	105,427,657
*	New South Resources, Ltd.	12,121,640	13,581,359
	Scentre Group	65,893,659	179,502,723
	Shopping Centres Australasia Property Group	12,091,966	20,157,695
	Stockland	28,367,385	88,553,147
	Vicinity Centres	38,551,685	68,668,873
TOTAL AUSTRALIA			1,064,700,603
BELGIUM — (2.8%)
#	Aedifica SA	310,357	32,618,952
	Ascencio	5,765	359,277
	Befimmo SA	329,940	18,597,455
#	Care Property Invest	38,645	1,104,202
#	Cofinimmo SA	323,316	42,673,194
	Intervest Offices & Warehouses NV	229,280	6,564,009
	Leasinvest Real Estate SCA	26,090	3,056,669
	Montea SCA	43,683	3,688,435
	Retail Estates NV	100,149	8,965,786
	Warehouses De Pauw CVA	251,049	41,950,639
	Wereldhave Belgium NV	27,381	2,439,282
TOTAL BELGIUM			162,017,900
CANADA — (5.5%)
	Allied Properties Real Estate Investment Trust	646,416	23,965,097
#	Artis Real Estate Investment Trust	938,124	8,302,234
	Automotive Properties Real Estate Investment Trust	56,800	455,330
#	Boardwalk Real Estate Investment Trust	276,677	8,802,597
	BSR Real Estate Investment Trust	2,600	28,340
#	BTB Real Estate Investment Trust	472,515	1,686,275
#	Canadian Apartment Properties REIT	930,517	34,342,691

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Choice Properties Real Estate Investment Trust	1,746,056	$18,164,384
#	Cominar Real Estate Investment Trust	1,129,611	10,673,018
	Crombie Real Estate Investment Trust	604,812	7,153,444
	CT Real Estate Investment Trust	285,590	3,152,785
#	Dream Global Real Estate Investment Trust	2,180,888	23,282,855
#	Dream Industrial Real Estate Investment Trust	704,647	6,476,260
#	Dream Office Real Estate Investment Trust	466,639	8,694,236
	Granite Real Estate Investment Trust	293,922	13,660,536
#	H&R Real Estate Investment Trust	1,930,617	33,176,541
	Inovalis Real Estate Investment Trust	77,000	586,922
	InterRent Real Estate Investment Trust	651,612	7,272,499
#	Killam Apartment Real Estate Investment Trust	1,012,526	15,044,427
	Morguard North American Residential Real Estate Investment Trust	259,625	3,892,998
#	Morguard Real Estate Investment Trust	416,784	3,871,626
#	Northview Apartment Real Estate Investment Trust	390,605	8,050,050
#	NorthWest Healthcare Properties Real Estate Investment Trust	844,013	7,533,318
	Plaza Retail REIT	268,736	863,343
	RioCan Real Estate Investment Trust	1,814,300	35,769,121
#	Slate Office REIT	582,244	2,611,672
#*	Slate Retail REIT	231,609	2,314,686
#	SmartCentres Real Estate Investment Trust	807,851	19,825,954
	Summit Industrial Income REIT	738,175	7,298,972
#	True North Commercial Real Estate Investment Trust	412,248	2,086,541
	WPT Industrial Real Estate Investment Trust	243,249	3,403,053
TOTAL CANADA			322,441,805
CHINA — (0.3%)
*	RREEF China Commercial Trust	1,392,000	0
#	Spring Real Estate Investment Trust	5,686,000	2,521,788
	Yuexiu Real Estate Investment Trust	17,694,000	12,216,505
TOTAL CHINA			14,738,293
FRANCE — (4.7%)
*	Acanthe Developpement SA	216,361	123,733
	Altarea SCA	20,648	4,217,061
	ARGAN SA	12,655	874,048
	Carmila SA	52,180	862,868
	Cegereal SA	18,365	800,930
	Covivio	589,111	60,225,626
	Gecina SA	554,738	84,850,170
#	ICADE	412,358	35,830,314
	Klepierre SA	2,512,362	77,498,119
	Mercialys SA	844,945	9,559,131
	Societe de la Tour Eiffel	30,454	1,255,987
	Terreis	8,259	313,115
TOTAL FRANCE			276,411,102
GERMANY — (0.8%)
	alstria office REIT-AG	2,123,991	34,267,309
	Hamborner REIT AG	1,229,818	12,204,582
TOTAL GERMANY			46,471,891
HONG KONG — (6.2%)
	Champion REIT	25,872,012	19,178,838
	Fortune Real Estate Investment Trust	18,050,000	23,630,486
	Link REIT	25,923,405	301,519,641
	Prosperity REIT	17,039,000	7,080,648

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Regal Real Estate Investment Trust	9,381,000	$2,705,415
	Sunlight Real Estate Investment Trust	13,457,000	9,869,467
TOTAL HONG KONG			363,984,495
IRELAND — (0.4%)
	Green REIT P.L.C.	5,475,269	10,843,316
	Hibernia REIT P.L.C.	4,956,852	8,273,618
	Irish Residential Properties REIT P.L.C.	2,478,214	4,706,484
TOTAL IRELAND			23,823,418
ITALY — (0.1%)
#	COIMA RES SpA	27,205	248,575
	Immobiliare Grande Distribuzione SIIQ SpA	848,658	5,457,126
TOTAL ITALY			5,705,701
JAPAN — (25.4%)
	Activia Properties, Inc.	8,120	37,220,398
#	Advance Residence Investment Corp.	14,854	45,975,130
	AEON REIT Investment Corp.	17,574	22,830,546
	Comforia Residential REIT, Inc.	7,397	22,113,432
	Daiwa House REIT Investment Corp.	22,098	54,085,793
	Daiwa Office Investment Corp.	4,070	30,072,881
	Frontier Real Estate Investment Corp.	5,656	24,370,665
	Fukuoka REIT Corp.	9,550	15,787,271
	Global One Real Estate Investment Corp.	12,815	16,288,749
	GLP J-Reit	42,064	46,907,825
	Hankyu Hanshin REIT, Inc.	7,799	11,101,817
	Health Care & Medical Investment Corp.	1,486	1,819,405
	Heiwa Real Estate REIT, Inc.	12,555	15,357,781
	Hoshino Resorts REIT, Inc.	2,632	13,604,989
	Hulic Reit, Inc.	8,129	14,517,241
#	Ichigo Office REIT Investment	17,474	16,625,127
#	Industrial & Infrastructure Fund Investment Corp.	19,147	25,031,997
	Invesco Office J-Reit, Inc.	113,714	20,197,507
	Invincible Investment Corp.	66,308	38,058,074
	Japan Excellent, Inc.	15,644	23,298,882
	Japan Hotel REIT Investment Corp.	54,823	45,778,272
#	Japan Logistics Fund, Inc.	11,544	27,693,642
	Japan Prime Realty Investment Corp.	9,807	43,352,722
	Japan Real Estate Investment Corp.	16,064	100,482,879
	Japan Rental Housing Investments, Inc.	22,965	19,278,009
	Japan Retail Fund Investment Corp.	31,851	64,171,067
	Kenedix Office Investment Corp.	5,329	38,271,042
	Kenedix Residential Next Investment Corp.	11,456	20,265,631
	Kenedix Retail REIT Corp.	6,689	15,995,855
	LaSalle Logiport REIT	9,192	11,493,959
	Marimo Regional Revitalization REIT, Inc.	1,153	1,259,540
	MCUBS MidCity Investment Corp.	20,694	20,616,000
#	Mirai Corp.	4,512	2,342,472
#	Mitsui Fudosan Logistics Park, Inc.	1,690	6,099,280
#	Mori Hills REIT Investment Corp.	20,665	30,407,221
	Mori Trust Hotel Reit, Inc.	559	733,103
	Mori Trust Sogo Reit, Inc.	12,622	21,009,785
	Nippon Accommodations Fund, Inc.	5,549	32,671,218
	Nippon Building Fund, Inc.	15,985	112,198,431
	Nippon Healthcare Investment Corp.	199	338,321
	Nippon Prologis REIT, Inc.	21,579	51,882,621
	NIPPON REIT Investment Corp.	5,188	20,819,553

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Master Fund, Inc.	48,328	$76,783,443
	One REIT, Inc.	2,652	7,527,856
#	Ooedo Onsen Reit Investment Corp.	2,203	1,770,764
	Orix JREIT, Inc.	31,990	62,088,613
	Premier Investment Corp.	18,787	25,336,382
	Samty Residential Investment Corp.	833	896,848
	Sekisui House Reit, Inc.	43,769	33,941,164
	Star Asia Investment Corp.	4,331	4,665,978
	Starts Proceed Investment Corp.	3,812	6,402,439
#	Tokyu REIT, Inc.	12,585	22,807,110
	Tosei Reit Investment Corp.	1,208	1,356,485
	United Urban Investment Corp.	35,814	60,593,070
TOTAL JAPAN			1,486,596,285
MALAYSIA — (0.5%)
	AmanahRaya Real Estate Investment Trust	294,900	59,244
	AmFIRST Real Estate Investment Trust	1,788,940	220,774
#	Axis Real Estate Investment Trust	6,547,263	2,869,756
	Capitaland Malaysia Mall Trust	12,896,000	3,282,100
	Hektar Real Estate Investment Trust	144,626	36,116
#	IGB Real Estate Investment Trust	16,162,300	7,510,724
#	KLCCP Stapled Group	3,151,500	5,978,756
	MRCB-QUILL REIT	2,188,800	567,432
#	Pavilion Real Estate Investment Trust	2,745,300	1,245,361
	Sunway Real Estate Investment Trust	15,963,000	7,389,625
	Tower Real Estate Investment Trust	434,900	95,786
	YTL Hospitality REIT	5,689,000	1,791,403
TOTAL MALAYSIA			31,047,077
MEXICO — (1.6%)
	Asesor de Activos Prisma SAPI de C.V.	9,608,950	3,414,621
	Concentradora Fibra Danhos S.A. de C.V.	2,263,964	3,071,584
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,638,760	1,367,116
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,160,286	512,218
	Fibra Uno Administracion S.A. de C.V.	40,104,435	51,627,495
#	Macquarie Mexico Real Estate Management S.A. de C.V.	13,974,481	15,860,412
	PLA Administradora Industrial S de RL de C.V.	10,027,447	14,127,771
#	Prologis Property Mexico S.A. de C.V.	2,828,108	5,681,673
TOTAL MEXICO			95,662,890
NETHERLANDS — (4.8%)
	Eurocommercial Properties NV	624,566	15,711,718
	NSI NV	233,953	9,934,555
	Unibail-Rodamco-Westfield	9,245,220	64,118,709
#	Unibail-Rodamco-Westfield (BFYM460)	1,287,738	172,311,565
	Vastned Retail NV	245,948	7,177,172
#	Wereldhave NV	527,511	11,212,387
TOTAL NETHERLANDS			280,466,106
NEW ZEALAND — (1.1%)
	Argosy Property, Ltd.	9,175,184	8,550,927
	Asset Plus, Ltd.	45,944	19,312
	Goodman Property Trust	11,790,164	15,862,772
	Kiwi Property Group, Ltd.	18,046,144	19,181,039
	Precinct Properties New Zealand, Ltd.	8,857,317	10,371,956
#	Property for Industry, Ltd.	2,065,058	3,088,492
#	Stride Property Group	1,807,147	2,690,134

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Vital Healthcare Property Trust	3,432,637	$5,888,382
TOTAL NEW ZEALAND			65,653,014
SINGAPORE — (9.3%)
	AIMS AMP Capital Industrial REIT	6,291,373	6,774,835
#	Ascendas Hospitality Trust	6,409,800	4,853,783
	Ascendas Real Estate Investment Trust	31,619,800	70,201,847
#	Ascott Residence Trust	18,722,459	17,813,341
	Cache Logistics Trust	17,264,504	9,657,392
	CapitaLand Commercial Trust	32,106,649	47,956,483
	CapitaLand Mall Trust	31,683,700	60,214,133
#	CapitaLand Retail China Trust	9,989,780	11,533,336
	CDL Hospitality Trusts	12,562,480	14,956,418
	EC World Real Estate Investment Trust Unit	107,800	58,035
#	ESR-REIT	22,541,881	8,583,796
	Far East Hospitality Trust	8,600,500	4,250,097
	First Real Estate Investment Trust	7,304,126	5,887,962
#	Frasers Centrepoint Trust	8,725,346	16,550,085
	Frasers Commercial Trust	11,089,100	12,977,338
#	Frasers Hospitality Trust	3,097,100	1,575,038
#	Frasers Logistics & Industrial Trust	9,454,430	8,247,853
	IREIT Global	32,500	18,407
	Keppel DC REIT	11,497,088	14,260,932
#	Keppel REIT	25,842,526	23,276,742
#	Keppel-KBS US REIT	221,100	174,571
#	Lippo Malls Indonesia Retail Trust	22,687,600	3,954,290
#	Manulife US Real Estate Investment Trust	3,073,082	2,729,850
	Mapletree Commercial Trust	23,743,237	35,669,872
#	Mapletree Industrial Trust	19,214,458	31,420,806
#	Mapletree Logistics Trust	30,463,256	34,063,755
#	Mapletree North Asia Commercial Trust	19,985,600	20,606,403
	OUE Commercial Real Estate Investment Trust	105,400	41,756
#	OUE Hospitality Trust	7,830,932	4,230,977
	Parkway Life Real Estate Investment Trust	5,949,700	13,235,850
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,086,984	3,334,342
#	Soilbuild Business Space REIT	4,199,700	1,785,742
	SPH REIT	4,308,200	3,354,931
	Starhill Global REIT	22,545,900	13,012,353
	Suntec Real Estate Investment Trust	27,812,300	38,441,796
TOTAL SINGAPORE			545,705,147
SOUTH AFRICA — (3.0%)
	Arrowhead Properties, Ltd.	5,981,330	1,478,246
#	Attacq, Ltd.	1,002,901	897,502
	Delta Property Fund, Ltd.	1,299,628	165,446
	Emira Property Fund, Ltd.	8,792,899	8,228,477
	Equites Property Fund, Ltd.	319,387	455,787
	Growthpoint Properties, Ltd.	38,097,537	63,220,132
	Hyprop Investments, Ltd.	3,438,936	16,680,542
	Investec Property Fund, Ltd.	2,037,619	2,125,189
	Octodec Investments, Ltd.	337,754	438,692
#	Rebosis Property Fund, Ltd.	4,152,008	162,184
	Redefine Properties, Ltd.	73,596,981	45,029,721
#	Resilient REIT, Ltd.	4,038,282	17,308,400
	SA Corporate Real Estate, Ltd.	30,142,150	7,369,163
	Texton Property Fund, Ltd.	113,923	29,306
	Tower Property Fund, Ltd.	53,426	21,903

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Vukile Property Fund, Ltd.	8,017,022	$10,537,010
TOTAL SOUTH AFRICA			174,147,700
SPAIN — (1.6%)
#	Inmobiliaria Colonial Socimi SA	2,147,492	23,967,661
	Lar Espana Real Estate Socimi SA	671,144	5,172,448
	Merlin Properties Socimi SA	4,571,375	62,415,724
TOTAL SPAIN			91,555,833
TAIWAN — (0.2%)
	Cathay No 1 REIT	10,768,000	5,334,436
	Cathay No 2 REIT	4,074,000	2,102,901
	Fubon No 1 REIT	1,279,000	616,412
	Fubon No 2 REIT	3,872,000	1,647,824
	Shin Kong No.1 REIT	4,804,000	2,626,361
TOTAL TAIWAN			12,327,934
TURKEY — (0.1%)
	AKIS Gayrimenkul Yatirimi A.S.	1,559,695	622,555
#	Alarko Gayrimenkul Yatirim Ortakligi A.S.	24,115	177,422
#	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	13,859,063	3,021,246
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	1,905,009	292,823
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	5,475,134	939,623
#	Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,740,311	221,521
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	2,659,735	918,521
*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	579,536	186,703
TOTAL TURKEY			6,380,414
UNITED KINGDOM — (10.8%)
	Assura P.L.C.	12,513,800	9,807,228
	Big Yellow Group P.L.C.	2,148,033	25,793,903
	British Land Co. P.L.C. (The)	11,225,491	69,298,682
	Capital & Regional P.L.C.	2,988,727	558,288
	Custodian Reit P.L.C.	477,217	669,487
	Derwent London P.L.C.	1,439,489	50,991,741
	Empiric Student Property P.L.C.	1,368,390	1,500,032
	GCP Student Living P.L.C.	242,247	482,358
	Great Portland Estates P.L.C.	4,281,881	34,394,974
	Hammerson P.L.C.	10,398,865	26,968,841
	Hansteen Holdings P.L.C.	5,605,901	5,956,121
#	Intu Properties P.L.C.	13,160,879	7,625,234
	Land Securities Group P.L.C.	9,498,729	91,926,178
	LondonMetric Property P.L.C.	11,549,737	28,491,761
	McKay Securities P.L.C.	365,140	958,234
#	NewRiver REIT P.L.C.	1,574,451	3,136,112
	Primary Health Properties P.L.C.	8,505,122	13,586,469
	RDI REIT PLC	2,846,761	3,628,551
	Regional REIT, Ltd.	1,415,950	1,815,477
	Safestore Holdings P.L.C.	3,179,835	24,131,094
	Schroder Real Estate Investment Trust, Ltd.	1,322,969	899,785
	Secure Income REIT P.L.C.	38,993	198,710
	Segro P.L.C.	13,991,369	129,816,561
	Shaftesbury P.L.C.	2,993,850	28,618,470
	Standard Life Investment Property Income Trust, Ltd.	1,358,147	1,447,550
	Town Centre Securities P.L.C.	12,594	30,749
	Tritax Big Box REIT P.L.C.	10,811,916	20,095,307
	UNITE Group P.L.C. (The)	2,509,085	31,464,574

DFA International Real Estate Securities Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Workspace Group P.L.C.	1,724,739	$17,647,979
TOTAL UNITED KINGDOM		631,940,450
TOTAL COMMON STOCKS		5,701,778,058

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	DFA Short Term Investment Fund	13,238,921	153,187,559
TOTAL INVESTMENTS — (100.0%)
(Cost $5,306,426,950)^^			$5,854,965,617
As of July 31, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	279	09/20/19	$40,523,492	$41,603,085	$1,079,593
Total Futures Contracts			$40,523,492	$41,603,085	$1,079,593
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$126,488	$1,064,574,115	—	$1,064,700,603
Belgium	—	162,017,900	—	162,017,900
Canada	322,441,805	—	—	322,441,805
China	—	14,738,293	—	14,738,293
France	—	276,411,102	—	276,411,102
Germany	—	46,471,891	—	46,471,891
Hong Kong	—	363,984,495	—	363,984,495
Ireland	—	23,823,418	—	23,823,418
Italy	—	5,705,701	—	5,705,701
Japan	—	1,486,596,285	—	1,486,596,285
Malaysia	—	31,047,077	—	31,047,077
Mexico	95,662,890	—	—	95,662,890
Netherlands	—	280,466,106	—	280,466,106
New Zealand	—	65,653,014	—	65,653,014
Singapore	—	545,705,147	—	545,705,147
South Africa	—	174,147,700	—	174,147,700
Spain	—	91,555,833	—	91,555,833
Taiwan	2,626,361	9,701,573	—	12,327,934
Turkey	—	6,380,414	—	6,380,414
United Kingdom	—	631,940,450	—	631,940,450
Securities Lending Collateral	—	153,187,559	—	153,187,559
Futures Contracts**	1,079,593	—	—	1,079,593
TOTAL	$421,937,137	$5,434,108,073	—	$5,856,045,210
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value†
COMMON STOCKS — (49.8%)
UNITED STATES — (49.8%)
	Acadia Realty Trust	355,156	$9,969,229
#	Agree Realty Corp.	150,089	10,033,450
	Alexander's, Inc.	9,483	3,551,383
	Alexandria Real Estate Equities, Inc.	443,164	64,861,483
	American Assets Trust, Inc.	167,841	7,787,822
	American Campus Communities, Inc.	541,467	25,313,582
	American Homes 4 Rent, Class A	1,049,680	25,412,763
	American Tower Corp.	1,735,168	367,196,252
	Apartment Investment & Management Co., Class A	596,218	29,536,646
	Apple Hospitality REIT, Inc.	849,080	13,339,047
	Ashford Hospitality Trust, Inc.	387,661	1,050,561
	AvalonBay Communities, Inc.	540,982	112,951,632
	Bluerock Residential Growth REIT, Inc.	95,192	1,122,314
	Boston Properties, Inc.	604,073	80,311,505
	Braemar Hotels & Resorts, Inc.	108,005	985,006
	Brandywine Realty Trust	704,153	10,386,257
	Brixmor Property Group, Inc.	1,194,784	22,677,000
#	Brookfield Property REIT, Inc., Class A	813,667	15,711,918
	BRT Apartments Corp.	6,929	96,729
	Camden Property Trust	378,145	39,217,418
	CareTrust REIT, Inc.	380,992	8,850,444
#	CBL & Associates Properties, Inc.	691,067	725,620
	Cedar Realty Trust, Inc.	357,894	994,945
#	Chatham Lodging Trust	189,855	3,390,810
	Chesapeake Lodging Trust	241,290	6,628,236
	City Office REIT, Inc.	132,478	1,640,078
	Clipper Realty, Inc.	2,340	27,027
	Columbia Property Trust, Inc.	478,852	10,501,224
#	Community Healthcare Trust, Inc.	28,085	1,154,013
	Condor Hospitality Trust, Inc.	5,385	59,343
	CorePoint Lodging, Inc.	169,879	1,992,681
	CoreSite Realty Corp.	148,251	15,538,187
	Corporate Office Properties Trust	429,739	11,998,313
	Cousins Properties, Inc.	562,121	19,775,418
	Crown Castle International Corp.	1,611,774	214,785,003
	CubeSmart	740,078	25,125,648
	CyrusOne, Inc.	426,720	24,493,728
	DiamondRock Hospitality Co.	846,976	8,529,048
#	Digital Realty Trust, Inc.	811,085	92,755,658
	Douglas Emmett, Inc.	637,971	26,041,976
	Duke Realty Corp.	1,427,976	47,594,440
	Easterly Government Properties, Inc.	232,574	4,388,671
	EastGroup Properties, Inc.	143,030	17,232,254
	Empire State Realty Trust, Inc., Class A	574,168	8,044,094
	EPR Properties	296,451	22,064,848
	Equinix, Inc.	327,463	164,419,172
	Equity Commonwealth	478,429	16,065,646
	Equity LifeStyle Properties, Inc.	339,685	42,205,861
	Equity Residential	1,439,285	113,545,194
	Essex Property Trust, Inc.	258,189	78,029,880
	Extra Space Storage, Inc.	499,040	56,087,106
	Federal Realty Investment Trust	295,613	39,023,872
#	First Industrial Realty Trust, Inc.	494,438	18,882,587
	Four Corners Property Trust, Inc.	274,430	7,393,144
#	Franklin Street Properties Corp.	416,561	3,357,482

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Front Yard Residential Corp.	79,589	$955,864
	Gaming and Leisure Properties, Inc.	810,069	30,547,702
	Getty Realty Corp.	140,753	4,219,775
	Gladstone Commercial Corp.	119,058	2,531,173
	Global Medical REIT, Inc.	46,687	482,277
#	Global Net Lease, Inc.	300,016	5,856,319
	HCP, Inc.	1,855,776	59,254,928
#	Healthcare Realty Trust, Inc.	495,763	15,854,501
	Healthcare Trust of America, Inc., Class A	818,932	22,053,839
	Hersha Hospitality Trust	160,026	2,499,606
#	Highwoods Properties, Inc.	408,099	18,499,128
	Hospitality Properties Trust	632,531	15,629,841
	Host Hotels & Resorts, Inc.	2,948,309	51,271,093
	Hudson Pacific Properties, Inc.	618,763	21,842,334
	Independence Realty Trust, Inc.	329,756	4,072,488
	Industrial Logistics Properties Trust	190,189	4,066,243
	Investors Real Estate Trust	47,628	3,036,285
	Invitation Homes, Inc.	1,560,526	42,867,645
#	Iron Mountain, Inc.	1,109,297	32,624,425
	JBG SMITH Properties	461,340	18,052,215
#	Kilroy Realty Corp.	403,004	32,022,698
	Kimco Realty Corp.	1,677,460	32,224,007
	Kite Realty Group Trust	345,905	5,503,349
	Lamar Advertising Co., Class A	340,339	27,540,232
#	Lexington Realty Trust	874,847	8,634,740
	Liberty Property Trust	587,563	30,729,545
	Life Storage, Inc.	189,308	18,455,637
	LTC Properties, Inc.	161,997	7,466,442
#	Macerich Co. (The)	456,429	15,084,978
	Mack-Cali Realty Corp.	357,550	8,502,539
	Medical Properties Trust, Inc.	1,519,937	26,598,897
	MGM Growth Properties LLC, Class A	312,565	9,333,191
	Mid-America Apartment Communities, Inc.	453,636	53,456,410
	Monmouth Real Estate Investment Corp.	322,951	4,453,494
	National Health Investors, Inc.	166,047	13,180,811
	National Retail Properties, Inc.	629,516	32,885,916
	National Storage Affiliates Trust	223,740	6,777,085
#	New Senior Investment Group, Inc.	327,245	2,333,257
	NexPoint Residential Trust, Inc.	57,345	2,475,010
	NorthStar Realty Europe Corp.	202,205	3,437,485
#	Office Properties Income Trust	186,486	5,253,311
#	Omega Healthcare Investors, Inc.	821,849	29,833,125
	One Liberty Properties, Inc.	51,414	1,473,525
	Outfront Media, Inc.	543,418	14,770,101
	Paramount Group, Inc.	828,171	11,453,605
	Park Hotels & Resorts, Inc.	777,747	20,540,298
#	Pebblebrook Hotel Trust	588,679	16,477,113
#	Pennsylvania Real Estate Investment Trust	299,684	1,792,110
	Physicians Realty Trust	710,880	12,234,245
	Piedmont Office Realty Trust, Inc., Class A	576,916	12,005,622
	Plymouth Industrial REIT, Inc.	1,268	23,559
	Prologis, Inc.	2,458,318	198,165,020
	PS Business Parks, Inc.	82,353	14,411,775
	Public Storage	614,993	149,295,701
#	QTS Realty Trust, Inc., Class A	226,951	10,503,292
#	Realty Income Corp.	1,226,420	84,880,528
	Regency Centers Corp.	649,845	43,344,635
	Retail Opportunity Investments Corp.	480,458	8,715,508
	Retail Properties of America, Inc., Class A	877,404	10,669,233

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Retail Value, Inc.	62,579	$2,355,487
	Rexford Industrial Realty, Inc.	374,092	15,487,409
	RLJ Lodging Trust	667,918	11,541,620
	RPT Realty	328,687	4,026,416
	Ryman Hospitality Properties, Inc.	187,002	14,025,150
	Sabra Health Care REIT, Inc.	707,829	14,609,590
	Saul Centers, Inc.	38,877	2,130,071
*	SBA Communications Corp.	443,093	108,739,453
	Senior Housing Properties Trust	961,045	7,880,569
	Seritage Growth Properties	98,306	4,106,242
	Simon Property Group, Inc.	1,214,648	197,015,906
	SITE Centers Corp.	657,756	9,373,016
	SL Green Realty Corp.	357,734	29,005,073
	Sotherly Hotels, Inc.	15,008	106,557
	Spirit MTA REIT	183,367	1,542,116
#	Spirit Realty Capital, Inc.	379,219	16,731,151
	STAG Industrial, Inc.	465,580	13,837,038
	STORE Capital Corp.	810,598	27,730,558
	Summit Hotel Properties, Inc.	428,362	4,759,102
	Sun Communities, Inc.	353,405	46,935,718
	Sunstone Hotel Investors, Inc.	892,954	11,795,922
#	Tanger Factory Outlet Centers, Inc.	391,956	6,224,261
	Taubman Centers, Inc.	250,379	10,145,357
	Terreno Realty Corp.	242,209	11,834,332
	UDR, Inc.	1,095,828	50,473,838
	UMH Properties, Inc.	134,949	1,774,579
#	Uniti Group, Inc.	646,007	5,439,379
	Universal Health Realty Income Trust	49,428	4,555,284
	Urban Edge Properties	478,688	8,008,450
	Urstadt Biddle Properties, Inc.	6,002	99,993
	Urstadt Biddle Properties, Inc., Class A	123,179	2,659,435
	Ventas, Inc.	1,394,314	93,823,389
	VEREIT, Inc.	3,882,639	35,409,668
	Vornado Realty Trust	682,155	43,876,210
#	Washington Prime Group, Inc.	766,751	2,783,306
#	Washington Real Estate Investment Trust	332,551	8,962,249
	Weingarten Realty Investors	477,620	13,330,374
	Welltower, Inc.	1,569,286	130,439,052
#*	Wheeler Real Estate Investment Trust, Inc.	11,939	19,699
	Whitestone REIT	155,921	1,987,993
	WP Carey, Inc.	638,901	55,290,492
	Xenia Hotels & Resorts, Inc.	462,673	9,915,082
TOTAL UNITED STATES			4,338,795,944
AFFILIATED INVESTMENT COMPANIES — (48.7%)
UNITED STATES — (48.7%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	578,513,448	2,985,129,395
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	32,192,969	1,263,895,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			4,249,025,350
TOTAL INVESTMENT SECURITIES			8,587,821,294

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	DFA Short Term Investment Fund	11,507,515	$133,153,459
TOTAL INVESTMENTS — (100.0%)
(Cost $7,355,142,648)^^			$8,720,974,753
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,338,795,944	—	—	$4,338,795,944
Affiliated Investment Companies	4,249,025,350	—	—	4,249,025,350
Securities Lending Collateral	—	$133,153,459	—	133,153,459
TOTAL	$8,587,821,294	$133,153,459	—	$8,720,974,753

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (7.3%)
	A2B Australia, Ltd.	2,218,430	$2,720,288
	Accent Group, Ltd.	2,795,230	2,885,318
#	Ainsworth Game Technology, Ltd.	1,227,420	590,467
#*	Alkane Resources, Ltd.	450,044	118,083
	Alliance Aviation Services, Ltd.	104,763	204,251
	Ansell, Ltd.	1,521,194	28,939,004
	AP Eagers, Ltd.	2,082	15,942
#	ARQ Group, Ltd.	339,568	161,196
	Ausdrill, Ltd.	13,769,512	18,450,807
	Austal, Ltd.	4,119,793	11,380,011
*	Austin Engineering, Ltd.	647,686	79,529
*	Australian Agricultural Co., Ltd.	2,596,966	1,760,312
	Australian Pharmaceutical Industries, Ltd.	10,148,266	9,983,173
	Australian Vintage, Ltd.	611,053	202,498
	Auswide Bank, Ltd.	10,475	39,496
#	Automotive Holdings Group, Ltd.	5,462,181	11,586,043
#	AVJennings, Ltd.	1,149,935	466,766
#	Bank of Queensland, Ltd.	2,642,613	16,832,559
*	Base Resources, Ltd.	450,006	82,830
#	Beach Energy, Ltd.	16,529,104	23,826,597
#	Bega Cheese, Ltd.	944,905	2,848,752
	Bell Financial Group, Ltd.	22,386	15,106
#	Bingo Industries, Ltd.	4,200,326	6,880,162
	Brickworks, Ltd.	856,170	9,765,652
#	BWX, Ltd.	981,590	1,479,997
*	Cardno, Ltd.	819,378	513,488
	Cedar Woods Properties, Ltd.	567,962	2,488,349
	Clean Seas Seafood, Ltd.	71,657	44,004
	Cleanaway Waste Management, Ltd.	49,762,479	81,941,008
	ClearView Wealth, Ltd.	40,244	18,448
	Collins Foods, Ltd.	47,946	283,776
#*	Cooper Energy, Ltd.	4,235,041	1,688,272
	CSR, Ltd.	10,541,415	28,821,946
	Decmil Group, Ltd.	2,820,301	1,749,534
#	Domain Holdings Australia, Ltd.	2,755,859	5,668,147
	Downer EDI, Ltd.	11,238,963	55,216,978
	DWS, Ltd.	139,775	115,104
	Eclipx Group, Ltd.	3,013,327	2,980,441
	Elanor Investor Group	203,116	264,122
*	Energy Resources of Australia, Ltd.	114,492	17,718
#*	Energy World Corp., Ltd.	677,220	44,920
	Enero Group, Ltd.	11,447	12,620
	EQT Holdings, Ltd.	37,663	773,573
#	Estia Health, Ltd.	4,892,055	9,011,509
	Euroz, Ltd.	195,248	150,020
	EVENT Hospitality and Entertainment, Ltd.	1,234,484	10,487,400
	Experience Co., Ltd.	311,257	50,060
	Finbar Group, Ltd.	11,796	7,086
#*	Fleetwood Corp., Ltd.	1,052,117	1,249,584
	FlexiGroup, Ltd.	6,198,977	7,716,570
	G8 Education, Ltd.	8,015,244	15,844,411
#	Genworth Mortgage Insurance Australia, Ltd.	5,831,738	13,489,003
	GrainCorp, Ltd., Class A	5,925,749	34,719,006
#	Grange Resources, Ltd.	3,384,131	574,479
	GTN, Ltd.	74,832	49,160

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Harvey Norman Holdings, Ltd.	1,802,519	$5,398,037
	Healius, Ltd.	7,040,827	14,114,419
#	Helloworld Travel, Ltd.	23,771	77,607
*	Horizon Oil, Ltd.	3,358,998	271,971
#	HT&E, Ltd.	4,072,641	4,859,815
	Huon Aquaculture Group, Ltd.	15,690	50,105
	Imdex, Ltd.	579,346	528,249
#*	IMF Bentham, Ltd.	832,102	1,943,339
	Independence Group NL	10,705,721	38,768,850
#	IOOF Holdings, Ltd.	5,431,900	21,582,860
*	iSentia Group, Ltd.	57,009	10,093
	IVE Group, Ltd.	514,958	763,315
#	Japara Healthcare, Ltd.	3,148,942	2,250,798
	K&S Corp., Ltd.	63,580	78,342
*	Kingsgate Consolidated, Ltd.	1,085,116	251,453
*	Lemarne Corp, Ltd.	5,585	1,700
	Link Administration Holdings, Ltd.	642,214	2,224,239
	MACA, Ltd.	5,375,658	3,452,355
*	Macmahon Holdings, Ltd.	8,108,509	996,082
	MaxiTRANS Industries, Ltd.	3,527,323	693,021
*	Mayne Pharma Group, Ltd.	32,403,766	11,656,199
#	McPherson's, Ltd.	2,294,890	2,921,181
*	Medusa Mining, Ltd.	85,118	43,732
#	Metcash, Ltd.	21,781,214	41,860,426
#	Michael Hill International, Ltd.	13,999	4,774
#	Michael Hill International, Ltd.	402,866	140,523
	Mineral Resources, Ltd.	448,771	4,877,309
	Monash IVF Group, Ltd.	1,823,962	1,897,335
	Money3 Corp., Ltd.	1,999,541	2,923,731
#	Mortgage Choice, Ltd.	116,497	91,766
	Motorcycle Holdings, Ltd.	35,426	32,392
#	Mount Gibson Iron, Ltd.	11,093,858	6,590,597
#*	Myer Holdings, Ltd.	8,290,411	3,049,484
#	MyState, Ltd.	596,753	1,886,795
	Navigator Global Investments, Ltd.	2,221,949	5,238,730
	New Energy Solar, Ltd.	93,412	82,911
	New Hope Corp., Ltd.	1,938,225	3,311,208
#	Nine Entertainment Co. Holdings, Ltd.	20,714,519	28,438,665
	NRW Holdings, Ltd.	6,651,841	11,028,023
#	Nufarm, Ltd.	4,135,745	13,736,627
*	Onevue Holdings, Ltd.	212,783	68,239
#	oOh!media, Ltd.	1,360,925	4,140,365
	OZ Minerals, Ltd.	7,939,160	55,063,048
#	Paragon Care, Ltd.	702,593	239,511
	Peet, Ltd.	2,787,911	2,255,445
*	Perseus Mining, Ltd.	18,100,936	8,418,438
#	Pioneer Credit, Ltd.	88,249	143,455
	Premier Investments, Ltd.	1,769,520	19,037,661
*	Prime Media Group, Ltd.	2,080,604	321,449
	Propel Funeral Partners, Ltd.	35,114	76,249
	QMS Media, Ltd.	751,482	487,326
	Qube Holdings, Ltd.	4,177,345	8,993,346
*	Ramelius Resources, Ltd.	6,218,262	4,245,652
#*	Red River Resources, Ltd.	972,353	118,520
	Reject Shop, Ltd. (The)	363,944	522,687
#	Resolute Mining, Ltd.	20,482,375	24,862,198
#*	Retail Food Group, Ltd.	1,147,994	161,271
#	Ridley Corp., Ltd.	6,797,485	5,150,568
*	RPMGlobal Holdings, Ltd.	37,870	14,979

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ruralco Holdings, Ltd.	254,789	$739,891
	RXP Services, Ltd.	44,884	14,759
	Sandfire Resources NL	1,480,851	6,756,532
	Select Harvests, Ltd.	1,965,485	9,993,411
	Servcorp, Ltd.	332,787	918,831
	Seven Group Holdings, Ltd.	1,041,039	12,763,238
*	Seven West Media, Ltd.	22,896,696	6,772,655
	Sigma Healthcare, Ltd.	9,157,424	3,725,652
#*	Silver Lake Resources, Ltd.	8,578,580	7,567,542
#	Sims Metal Management, Ltd.	4,065,812	30,098,980
	Southern Cross Electrical Engineering, Ltd.	60,795	22,083
	Southern Cross Media Group, Ltd.	11,911,696	10,871,516
#	SpeedCast International, Ltd.	59,723	76,474
	SRG Global, Ltd.	160,215	56,578
	Star Entertainment Grp, Ltd. (The)	2,654,806	7,493,043
#*	Sundance Energy Australia, Ltd.	7,003,553	877,683
	Sunland Group, Ltd.	4,200,389	4,927,911
#	Super Retail Group, Ltd.	1,796,438	11,027,767
#*	Superloop, Ltd.	249,034	165,929
	Tassal Group, Ltd.	4,448,328	15,656,233
	Tribune Resources, Ltd.	32,843	156,110
*	Troy Resources, Ltd.	2,453,547	159,969
	Villa World, Ltd.	2,595,515	4,155,264
*	Village Roadshow, Ltd.	2,811,569	5,087,067
*	Virgin Australia Holdings, Ltd.	21,587,777	2,438,638
	Virtus Health, Ltd.	1,432,724	5,002,016
	Vita Group, Ltd.	455,079	381,217
*	Vocus Group, Ltd.	9,119,912	20,071,497
	Webster, Ltd.	63,484	59,570
	Western Areas, Ltd.	6,105,448	9,061,927
*	Westgold Resources, Ltd.	1,940,981	2,555,640
	Whitehaven Coal, Ltd.	498,411	1,249,113
	WorleyParsons, Ltd.	560,457	6,141,240
	WPP AUNZ, Ltd.	7,597,176	3,362,573
TOTAL AUSTRALIA			990,163,589
AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	373,990	7,153,175
#	Austria Technologie & Systemtechnik AG	519,478	8,348,327
	EVN AG	297,251	4,716,972
	Mayr Melnhof Karton AG	20,284	2,562,983
	Oberbank AG	38,924	4,111,165
#	POLYTEC Holding AG	19,934	193,712
#	Porr AG	19,492	425,168
	Rosenbauer International AG	1,276	60,284
#*	Semperit AG Holding	9,855	137,577
	Strabag SE	381,273	12,234,932
	UBM Development AG	1,900	84,304
	UNIQA Insurance Group AG	2,067,587	18,525,721
	Vienna Insurance Group AG Wiener Versicherung Gruppe	529,398	13,567,841
#	Voestalpine AG	6,023	159,003
	Wienerberger AG	1,868,375	42,707,550
*	Zumtobel Group AG	139,666	1,167,867
TOTAL AUSTRIA			116,156,581
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	374,747	54,586,641
*	AGFA-Gevaert NV	148,955	599,921

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Banque Nationale de Belgique	3,132	$8,068,676
	Barco NV	58,489	12,214,581
#	Bekaert SA	900,090	25,346,046
	Cie d'Entreprises CFE	28,729	2,524,700
	Deceuninck NV	1,532,255	3,420,010
	D'ieteren SA	398,210	18,649,646
#	Euronav NV	3,329,484	28,022,875
*	Exmar NV	88,164	580,972
	Gimv NV	197,524	11,593,977
#	Immobel SA	36,277	2,471,307
	Jensen-Group NV	19,921	759,432
#*	Nyrstar NV	5,680	3,691
#	Ontex Group NV	252,779	4,164,528
#	Orange Belgium SA	134,234	3,062,433
*	Oxurion NV	173,282	1,051,097
	Recticel SA	946,199	7,625,457
	Roularta Media Group NV	11,846	163,736
	Sioen Industries NV	49,531	1,365,879
	Sipef NV	87,579	3,969,116
*	Tessenderlo Group SA	185,492	5,806,804
*	Viohalco SA	35,319	162,613
TOTAL BELGIUM			196,214,138
CANADA — (9.1%)
#	Acadian Timber Corp.	77,838	991,995
#*	Advantage Oil & Gas, Ltd.	3,560,797	5,099,186
	Aecon Group, Inc.	1,162,161	17,892,947
	AGF Management, Ltd., Class B	880,494	3,415,767
*	Aimia, Inc.	133,900	379,441
	AirBoss of America Corp.	400	2,634
*	Alacer Gold Corp.	7,991,041	31,787,366
	Alamos Gold, Inc., Class A	8,369,361	54,916,401
#	Alaris Royalty Corp.	408,524	6,283,556
#	Alcanna, Inc.	564,846	2,704,824
	Algoma Central Corp.	275,904	2,677,929
#	ARC Resources, Ltd.	886,400	4,533,414
*	Argonaut Gold, Inc.	5,351,949	9,367,330
#*	Asanko Gold, Inc.	382,929	298,846
*	ATS Automation Tooling Systems, Inc.	216,165	3,464,078
#*	Baytex Energy Corp.	15,784,788	24,039,570
	Birchcliff Energy, Ltd.	7,711,260	15,366,430
*	Black Diamond Group, Ltd.	1,129,013	1,582,569
#	Bonavista Energy Corp.	2,036,194	833,115
#	Bonterra Energy Corp.	707,536	2,728,715
	Caledonia Mining Corp. P.L.C.	1,200	7,228
#*	Calfrac Well Services, Ltd.	202,000	272,435
	Canaccord Genuity Group, Inc.	2,035,073	8,511,595
*	Canacol Energy, Ltd.	23,075	87,943
#	Canadian Western Bank	1,750,482	40,890,559
*	Canfor Corp.	36,206	261,162
#	CanWel Building Materials Group, Ltd.	200,082	697,361
#*	Capstone Mining Corp.	2,236,615	932,064
#	Cardinal Energy, Ltd.	2,914,581	5,498,793
#	Cascades, Inc.	2,619,401	23,994,967
*	Celestica, Inc.	2,495,304	17,753,375
*	Centerra Gold, Inc.	7,007,921	55,965,667
	Cervus Equipment Corp.	65,875	553,534
#	CES Energy Solutions Corp.	329,300	474,064
#	Chesswood Group, Ltd.	60,400	451,238

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	China Gold International Resources Corp., Ltd.	3,341,437	$3,797,663
*	Colabor Group, Inc.	49,500	37,506
*	Conifex Timber, Inc.	34,200	21,249
#*	Copper Mountain Mining Corp.	2,151,838	1,288,038
	Corus Entertainment, Inc., Class B	1,445,689	5,553,601
	Crescent Point Energy Corp.	3,296,327	10,939,470
#*	Crew Energy, Inc.	3,090,149	1,732,619
#*	Delphi Energy Corp.	826,680	87,691
*	Detour Gold Corp.	4,085,189	62,401,432
	Dorel Industries, Inc., Class B	701,830	4,961,414
	DREAM Unlimited Corp., Class A	321,200	2,037,009
*	Dundee Precious Metals, Inc.	3,222,698	10,890,463
	Dynacor Gold Mines, Inc.	34,000	46,628
	ECN Capital Corp.	1,870,286	6,702,874
	E-L Financial Corp., Ltd.	4,659	2,647,560
	Element Fleet Management Corp.	821,532	6,249,569
	Enerflex, Ltd.	2,103,146	26,468,595
#	Enerplus Corp.	165,252	1,095,586
	Ensign Energy Services, Inc.	2,862,129	8,999,724
#	Equitable Group, Inc.	286,784	20,034,463
	Exco Technologies, Ltd.	189,140	1,195,202
	Firm Capital Mortgage Investment Corp.	1,305	13,685
#*	Fortuna Silver Mines, Inc.	2,295,527	8,644,317
#	Frontera Energy Corp.	130,172	1,319,671
*	GASFRAC Energy Services, Inc.	42,951	4
*	Gear Energy, Ltd.	1,206,300	447,861
	Genesis Land Development Corp.	29,263	56,207
#	Genworth MI Canada, Inc.	1,223,783	45,166,290
	GMP Capital, Inc.	230,115	474,248
#*	Gran Tierra Energy, Inc.	9,095,709	14,748,308
#*	Great Panther Mining, Ltd.	197,920	160,459
	Guardian Capital Group, Ltd., Class A	49,437	951,432
#*	Guyana Goldfields, Inc.	1,003,700	851,753
*	Heroux-Devtek, Inc.	239,225	3,443,912
#	High Arctic Energy Services, Inc.	434,020	1,049,041
#	High Liner Foods, Inc.	225,034	1,821,006
#*	Home Capital Group, Inc.	1,292,651	23,261,450
	Horizon North Logistics, Inc.	2,318,536	2,951,311
	Hudbay Minerals, Inc.	6,713,281	32,605,040
#	Hudson's Bay Co.	163,579	1,217,113
*	IAMGOLD Corp.	12,353,718	44,929,418
*	Interfor Corp.	992,063	8,997,571
*	Intertain Group, Ltd. (The)	70,627	584,902
*	IPL Plastics, Inc.	8,300	50,940
#*	Kelt Exploration, Ltd.	1,306,804	4,138,841
*	Kew Media Group, Inc.	18,275	85,019
	Kingsway Financial Services, Inc.	23,557	65,017
*	Knight Therapeutics, Inc.	55,076	312,562
	KP Tissue, Inc.	18,400	113,763
#	Laurentian Bank of Canada	1,556,662	53,559,646
*	Leagold Mining Corp.	93,200	146,177
	Linamar Corp.	950,795	32,202,255
	Magellan Aerospace Corp.	17,100	211,839
*	Major Drilling Group International, Inc.	723,266	2,416,732
	Martinrea International, Inc.	2,470,014	20,230,983
*	Mav Beauty Brands, Inc.	3,600	18,766
	Mediagrif Interactive Technologies, Inc.	2,894	14,012
#*	MEG Energy Corp.	7,525,749	31,647,149
	Melcor Developments, Ltd.	89,120	898,088

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc.	25,100	$229,738
	North American Construction Group, Ltd.	118,489	1,485,826
#*	NuVista Energy, Ltd.	2,888,509	5,952,981
#*	Obsidian Energy, Ltd.	307,858	335,896
	OceanaGold Corp.	11,491,828	31,171,953
#	Osisko Gold Royalties, Ltd.	209,863	2,475,805
#*	Painted Pony Energy, Ltd.	1,179,002	830,786
	Pan American Silver Corp.	571,248	8,699,875
#*	Paramount Resources, Ltd., Class A	881,939	5,305,799
#	Peyto Exploration & Development Corp.	1,759,053	5,331,271
*	PHX Energy Services Corp.	22,036	42,409
#	Pizza Pizza Royalty Corp.	379,883	2,774,717
	Polaris Infrastructure, Inc.	304,574	3,177,742
*	Precision Drilling Corp.	11,030,949	18,972,764
#*	Premier Gold Mines, Ltd.	888,232	1,494,071
*	Pulse Seismic, Inc.	29,320	51,651
	Quarterhill, Inc.	1,128,108	1,393,254
	Reitmans Canada, Ltd., Class A	614,137	1,279,646
#	Rocky Mountain Dealerships, Inc.	395,895	2,156,755
#*	Roots Corp.	119,700	313,807
	Russel Metals, Inc.	3,500	55,505
#*	Sandstorm Gold, Ltd.	1,113,398	6,850,123
*	SEMAFO, Inc.	4,534,009	18,173,138
*	Seven Generations Energy, Ltd., Class A	228,424	1,268,638
#*	Sierra Wireless, Inc.	224,405	2,647,360
*	SSR Mining, Inc.	2,004,698	30,971,199
#*	STEP Energy Services, Ltd.	137,635	182,498
#*	Storm Resources, Ltd.	258,296	342,490
*	Strad, Inc.	81,750	108,397
#	Stuart Olson, Inc.	504,532	1,330,331
#	Surge Energy, Inc.	7,751,249	7,400,041
*	Tamarack Valley Energy, Ltd.	5,321,443	8,709,135
*	Taseko Mines, Ltd.	469,187	216,854
*	Teranga Gold Corp.	2,953,442	11,479,888
	Tidewater Midstream and Infrastructure, Ltd.	1,381,512	1,339,851
#	Timbercreek Financial Corp.	655,771	4,814,685
	TMX Group, Ltd.	55,385	4,113,379
#	TORC Oil & Gas, Ltd.	5,678,572	17,683,688
*	Torex Gold Resources, Inc.	1,138,168	14,660,445
	Total Energy Services, Inc.	483,785	2,551,253
	Tourmaline Oil Corp.	17,600	232,035
	TransAlta Corp.	6,574,340	40,298,841
	Transcontinental, Inc., Class A	651,050	7,488,210
	TransGlobe Energy Corp.	654,041	1,015,899
#*	Trevali Mining Corp.	26,507	5,021
#*	Trican Well Service, Ltd.	3,663,121	2,692,247
#	Uni-Select, Inc.	191,143	1,737,927
	VersaBank	32,629	174,295
	Wajax Corp.	34,375	395,893
#	Western Forest Products, Inc.	236,944	254,933
#	Whitecap Resources, Inc.	12,613,365	40,521,797
	Yamana Gold, Inc.	19,985,604	59,057,324
*	Yangarra Resources, Ltd.	495,406	724,453
#*	Yellow Pages, Ltd.	10,549	63,783
TOTAL CANADA			1,244,751,544
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	3,230,625	1,258,990

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Flavors & Fragrances Co., Ltd.	3,997,291	$842,205
TOTAL CHINA			2,101,195
DENMARK — (1.5%)
*	Agat Ejendomme A.S.	85,913	49,625
	Alm Brand A.S.	2,043,986	18,273,594
*	Bang & Olufsen A.S.	25,279	162,782
	BankNordik P/F	9,794	161,661
	Brodrene Hartmann A.S.	26,878	1,276,570
#	DFDS A.S.	259,979	9,575,464
*	Drilling Co. of 1972 A.S. (The)	23,646	1,604,175
	FLSmidth & Co. A.S.	352,214	14,425,747
	GronlandsBANKEN A.S.	1,391	116,588
*	H+H International A.S., Class B	45,819	655,736
#	Harboes Bryggeri A.S., Class B	25,276	290,144
*	Jyske Bank A.S.	1,668,092	53,161,567
	Matas A.S.	548,991	5,661,133
#	Parken Sport & Entertainment A.S.	20,383	356,711
	Per Aarsleff Holding A.S.	466,654	15,376,438
	Ringkjoebing Landbobank A.S.	112,032	7,656,319
	Scandinavian Tobacco Group A.S., Class A	640,740	6,762,265
	Schouw & Co., A.S.	318,661	23,718,493
	Solar A.S., Class B	34,980	1,604,240
	Spar Nord Bank A.S.	1,918,257	16,932,538
#	Sydbank A.S.	1,763,648	30,682,060
*	TORM P.L.C.	136,116	1,121,532
	United International Enterprises	8,261	1,560,569
*	Vestjysk Bank A.S.	99,400	60,655
TOTAL DENMARK			211,246,606
FINLAND — (2.3%)
*	Adapteo Oyj	905,793	10,594,344
#	Ahlstrom-Munksjo Oyj	278,766	4,590,440
	Aktia Bank Oyj	305,220	2,890,012
	Apetit Oyj	5,036	47,903
	Asiakastieto Group Oyj	303	9,507
	Aspo Oyj	44,466	441,890
	Atria Oyj	271,254	2,286,489
	Cargotec Oyj, Class B	1,064,031	31,503,354
	Cramo Oyj	905,793	7,861,272
	Digia Oyj	47,336	171,378
	Finnair Oyj	1,760,953	12,408,161
#	Fiskars Oyj Abp	128,797	1,883,550
	Glaston Oyj ABP	13,024	17,837
#*	HKScan Oyj, Class A	475,432	836,090
	Kemira Oyj	2,884,212	42,538,952
	Kesko Oyj, Class A	30,005	1,689,145
	Kesko Oyj, Class B	1,138,983	68,974,154
#	Konecranes Oyj	988,114	28,933,449
#	Metsa Board Oyj	4,863,202	24,259,203
	Nokian Renkaat Oyj	632,179	18,123,700
	Oriola Oyj, Class A	12,660	28,029
	Oriola Oyj, Class B	301,832	680,523
#	Outokumpu Oyj	7,161,270	20,492,377
	Pihlajalinna Oyj	4,033	49,094
	Raisio Oyj, Class V	1,684,854	5,863,152
#	Rapala VMC Oyj	20,345	67,539
	Sanoma Oyj	1,085,194	10,742,587

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Teleste Oyj	42,681	$273,461
	Uponor Oyj	134,294	1,410,678
#	YIT Oyj	3,017,130	16,695,664
TOTAL FINLAND			316,363,934
FRANCE — (4.1%)
	Actia Group	251,092	1,269,167
	AKWEL	133,116	2,616,171
	Albioma SA	402,137	10,675,616
	Altamir	343,540	6,143,492
#	Altran Technologies SA	995,361	15,702,173
	APRIL SA	2,371	56,880
	Assystem SA	59,400	2,523,435
	Axway Software SA	28,393	394,782
*	Baikowski SAS	4,093	75,270
	Beneteau SA	77,053	802,879
	Bigben Interactive	134,209	1,799,885
	Bonduelle SCA	271,430	8,030,439
	Burelle SA	6,744	6,326,172
#	Casino Guichard Perrachon SA	875,911	32,407,534
*	Cegedim SA	9,533	294,020
*	CGG SA	13,231,587	29,025,234
	Chargeurs SA	29,002	535,827
	Cie des Alpes	210,945	5,798,453
	Cie Plastic Omnium SA	19,354	510,593
*	Coface SA	1,004,286	12,436,889
	Derichebourg SA	1,684,750	6,229,807
#	Elior Group SA	263,431	3,445,100
	Elis SA	2,436,539	45,086,097
	Eramet	171,288	8,191,938
	Esso SA Francaise	18,146	500,808
	Etablissements Maurel et Prom	841,260	2,712,973
#	Europcar Mobility Group	407,579	2,552,302
	Eutelsat Communications SA	1,105,066	21,125,158
	Exel Industries, Class A	958	48,753
#	Fleury Michon SA	26,553	1,042,362
*	Fnac Darty S.A.	72,986	5,119,576
	Gaumont SA	15,261	1,939,853
	Gevelot SA	3,747	811,942
	GL Events	251,377	6,839,219
	Groupe Crit	11,975	804,939
#	Groupe Open	36,507	634,464
	Groupe SFPI	140,840	346,451
#	Haulotte Group SA	54,617	424,085
*	HEXAOM	607	22,305
	Imerys SA	38,369	1,603,998
	IPSOS	799,895	21,875,210
	Jacquet Metal Service SA	299,841	5,341,210
	Korian SA	972,079	38,368,736
*	Latecoere SACA	637,458	2,679,768
	Laurent-Perrier	1,053	103,796
	Le Belier	1,874	56,839
	LISI	160,330	4,647,913
	Maisons du Monde SA	72,014	1,442,315
	Manutan International	32,154	2,591,437
	Mersen SA	353,571	12,654,143
	Mr Bricolage SA	96,329	366,029
	Neopost SA	792,414	15,921,647
	Nexans SA	707,731	23,929,026

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Nexity SA	533,930	$25,635,817
	NRJ Group	10,321	76,253
*	OL Groupe SA	92,741	333,719
*	Pierre & Vacances SA	92,207	1,734,785
#	Plastivaloire	152,735	1,023,734
	PSB Industries SA	19,504	546,832
#	Rallye SA	56,369	264,316
	Rexel SA	7,556,241	84,372,746
	Rothschild & Co.	255,276	7,993,844
	Samse SA	990	172,787
	Savencia SA	133,933	9,879,199
#	Seche Environnement SA	54,609	2,109,260
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	50,448	3,292,029
	Stef SA	172	15,257
	Sword Group	13,772	473,777
#	Television Francaise 1	1,432,494	14,352,122
	Total Gabon	8,505	1,255,294
	Vicat SA	339,052	15,212,089
	VIEL & Cie SA	25,721	140,679
	Vilmorin & Cie SA	112,787	6,180,907
	Vranken-Pommery Monopole SA	58,403	1,416,654
TOTAL FRANCE			553,367,210
GERMANY — (5.8%)
	7C Solarparken AG	85,478	288,835
	Aareal Bank AG	1,935,615	55,068,639
*	ADVA Optical Networking SE	1,233,176	9,546,214
	Allgeier SE	9,829	255,092
#	Aurubis AG	1,214,955	52,767,335
	Bauer AG	308,024	7,113,226
#	BayWa AG	337,197	8,776,994
	Bertrandt AG	6,267	419,773
	Bijou Brigitte AG	37,216	1,639,416
	Bilfinger SE	256,474	7,529,967
	Borussia Dortmund GmbH & Co. KGaA	1,214,615	12,101,880
	CENTROTEC Sustainable AG	143,982	1,913,124
	comdirect bank AG	29,707	306,586
#	Corestate Capital Holding SA	181,869	6,610,116
	CropEnergies AG	499,833	3,333,979
	Deutsche Beteiligungs AG	208,955	7,299,237
	Deutsche Pfandbriefbank AG	3,003,090	34,092,995
	Deutz AG	3,444,767	23,780,009
*	Dialog Semiconductor P.L.C.	1,107,544	49,576,516
	DMG Mori AG	161,873	7,553,995
	Draegerwerk AG & Co. KGaA	61,207	2,617,615
	Eckert & Ziegler Strahlen- und Medizintechnik AG	16,196	2,137,977
	Elmos Semiconductor AG	294,621	6,417,075
#*	ElringKlinger AG	389,813	2,212,524
	First Sensor AG	22,818	742,410
#	FORTEC Elektronik AG	1,354	32,028
	Francotyp-Postalia Holding AG, Class A	11,503	44,100
	Freenet AG	774,853	15,118,649
	GEA Group AG	153,905	3,819,928
	Gesco AG	108,939	2,787,402
	GFT Technologies SE	32,521	251,538
	Grammer AG	5,749	194,462
*	H&R GmbH & Co. KGaA	222,945	1,572,637
#	Hapag-Lloyd AG	37,521	1,575,858
#*	Heidelberger Druckmaschinen AG	4,978,947	5,424,772

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hella GmbH & Co KGaA	462,036	$21,784,208
	Highlight Communications AG	11,657	54,742
	HolidayCheck Group AG	67,608	190,789
	Hornbach Baumarkt AG	114,630	2,115,853
	Hornbach Holding AG & Co. KGaA	59,382	3,193,777
	Indus Holding AG	367,513	14,585,308
	K+S AG	4,987,672	80,495,036
#	Kloeckner & Co. SE	2,667,779	13,092,182
#	Koenig & Bauer AG	84,735	3,401,635
#	Krones AG	39,042	2,218,887
#	KSB SE & Co. KGaA	5,771	1,897,778
	KWS Saat SE & Co., KGaA	32,715	2,275,956
	Lanxess AG	540,012	32,142,877
	Leifheit AG	87,860	1,898,236
#*	Leoni AG	863,318	11,576,991
#*	Manz AG	12,722	312,760
	Mediclin AG	647,471	3,628,031
#	METRO AG	607,813	9,349,269
	MLP SE	1,281,395	6,370,766
	Nexus AG	101,041	3,556,968
*	Nordex SE	1,274,589	14,921,114
#	OSRAM Licht AG	1,064,472	40,066,798
#	Patrizia AG	183,557	3,545,889
	PNE AG	1,265,729	4,021,939
#	Progress-Werk Oberkirch AG	5,898	168,834
#	QSC AG	2,227,645	3,376,305
	Rheinmetall AG	425,683	48,303,498
	RHOEN-KLINIKUM AG	581,330	15,410,340
	RIB Software SE	230,663	4,964,460
#	SAF-Holland SA	607,578	6,260,554
	Salzgitter AG	1,247,986	26,940,078
*	SGL Carbon SE	162,408	1,092,041
#	Sixt Leasing SE	100,258	1,198,244
*	SMA Solar Technology AG	141,503	3,393,364
*	SMT Scharf AG	5,372	75,732
	Softing AG	12,954	104,126
	Software AG	59,579	1,672,366
	Suedzucker AG	1,227,747	19,066,569
#*	SUESS MicroTec SE	385,011	3,805,867
	Surteco Group SE	96,809	2,513,224
	Takkt AG	271,077	3,701,333
#*	Tele Columbus AG	590,548	1,310,057
#	Traffic Systems SE	2,074	41,341
*	va-Q-tec AG	1,440	14,828
	VERBIO Vereinigte BioEnergie AG	473,545	3,767,760
	Vossloh AG	51,235	2,008,206
#	Wacker Chemie AG	135,160	9,986,292
	Wacker Neuson SE	761,165	15,251,011
	Wuestenrot & Wuerttembergische AG	138,809	2,761,792
	Zeal Network SE	43,580	864,007
TOTAL GERMANY			789,672,921
GREECE — (0.0%)
	Tropea Holding SA	4,581	1,902
HONG KONG — (2.8%)
	Aeon Credit Service Asia Co., Ltd.	404,000	347,481
	Aeon Stores Hong Kong Co., Ltd.	306,000	147,386
	Alco Holdings, Ltd.	844,000	51,710

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Allied Group, Ltd.	2,033,000	$11,247,129
#	Allied Properties HK, Ltd.	37,878,372	8,397,060
*	Applied Development Holdings, Ltd.	2,995,000	124,236
	Asia Financial Holdings, Ltd.	4,718,106	2,571,498
	Asia Satellite Telecommunications Holdings, Ltd.	134,000	164,588
	Asia Standard Hotel Group, Ltd.	5,824,077	266,783
#	Asia Standard International Group, Ltd.	12,009,503	2,353,564
	Associated International Hotels, Ltd.	1,471,000	4,253,013
#	BOCOM International Holdings Co., Ltd.	2,770,000	450,356
	BOE Varitronix, Ltd.	2,908,000	946,269
	CCT Fortis Holdings, Ltd.	3,622,000	305,271
	Century City International Holdings, Ltd.	27,139,300	2,259,487
	Chen Hsong Holdings	2,190,000	733,707
	Cheuk Nang Holdings, Ltd.	4,875,204	2,631,958
	Chevalier International Holdings, Ltd.	2,760,858	3,946,384
*	China Energy Development Holdings, Ltd.	12,872,000	355,415
#	China Star Entertainment, Ltd.	6,550,000	723,517
*	China Strategic Holdings, Ltd.	46,820,000	343,517
*	China Tonghai International Financial, Ltd.	1,190,000	58,411
	Chinese Estates Holdings, Ltd.	1,435,500	1,300,875
*	Chinlink International Holdings, Ltd.	720,000	87,250
	Chinney Investments, Ltd.	1,260,000	421,934
	Chong Hing Bank, Ltd.	474,000	819,767
	Chow Sang Sang Holdings International, Ltd.	1,949,000	2,656,836
	Chuang's China Investments, Ltd.	27,924,415	1,741,279
	Chuang's Consortium International, Ltd.	23,541,520	5,031,952
	CITIC Telecom International Holdings, Ltd.	6,958,000	2,871,523
	CK Life Sciences Intl Holdings, Inc.	2,426,000	121,509
	CNQC International Holdings, Ltd.	6,480,000	1,157,033
	CNT Group, Ltd.	1,526,000	74,347
#	Cowell e Holdings, Inc.	93,000	16,048
*	CP Lotus Corp.	830,000	10,925
	CSI Properties, Ltd.	123,915,476	5,517,109
*	CW Group Holdings, Ltd.	1,696,500	9,384
	Dah Sing Banking Group, Ltd.	8,339,888	14,502,169
	Dah Sing Financial Holdings, Ltd.	3,790,556	16,996,100
	Dickson Concepts International, Ltd.	1,617,000	979,773
	Eagle Nice International Holdings, Ltd.	2,272,000	705,156
	EcoGreen International Group, Ltd.	3,059,840	583,996
	Emperor Capital Group, Ltd.	50,910,000	1,776,763
	Emperor Entertainment Hotel, Ltd.	11,255,000	2,250,180
	Emperor International Holdings, Ltd.	34,712,333	8,701,441
	Emperor Watch & Jewellery, Ltd.	79,480,000	1,952,492
	Far East Consortium International, Ltd.	29,386,760	13,945,008
*	Far East Holdings International, Ltd.	249,000	9,843
	First Pacific Co., Ltd.	24,964,000	10,408,149
*	First Shanghai Investments, Ltd.	2,368,000	131,638
	Fountain SET Holdings, Ltd.	9,964,000	1,501,863
	Genting Hong Kong, Ltd.	78,000	9,521
#	Get Nice Financial Group, Ltd.	4,933,324	570,310
#	Get Nice Holdings, Ltd.	93,838,999	3,168,372
#	Global Brands Group Holding, Ltd.	11,934,398	941,880
	Glorious Sun Enterprises, Ltd.	3,412,000	382,575
	Gold Peak Industries Holdings, Ltd.	7,973,907	832,952
	Golden Resources Development International, Ltd.	12,377,000	883,761
*	Good Resources Holdings, Ltd.	500,000	7,010
#*	Goodbaby International Holdings, Ltd.	5,724,000	1,174,714
	Great Eagle Holdings, Ltd.	3,270,591	13,257,036
*	G-Resources Group, Ltd.	73,005,000	519,176

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Guangnan Holdings, Ltd.	5,734,000	$664,950
#	Guotai Junan International Holdings, Ltd.	5,735,000	905,992
#	Haitong International Securities Group, Ltd.	44,720,789	13,100,626
	Hang Lung Group, Ltd.	419,000	1,076,250
	Hanison Construction Holdings, Ltd.	7,394,724	1,253,316
	Harbour Centre Development, Ltd.	2,204,000	3,795,698
	High Fashion International, Ltd.	366,000	86,415
	HKR International, Ltd.	20,044,557	10,178,561
	Hoifu Energy Group, Ltd.	3,644,000	409,640
	Hon Kwok Land Investment Co., Ltd.	7,146,935	3,563,281
	Hong Kong Economic Times Holdings, Ltd.	64,000	12,859
	Hong Kong Ferry Holdings Co., Ltd.	2,444,000	2,582,043
*	Hong Kong Finance Investment Holding Group, Ltd.	3,896,000	437,257
	Hongkong & Shanghai Hotels, Ltd. (The)	8,062,561	10,507,915
	Hongkong Chinese, Ltd.	20,663,100	2,651,597
#*	Hsin Chong Group Holdings, Ltd.	25,124,000	842,479
*	Huan Yue Interactive Holdings, Ltd.	1,405,000	104,036
	Hung Hing Printing Group, Ltd.	7,893,275	1,145,216
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	19,170,000	4,150,076
	IPE Group, Ltd.	10,775,000	1,092,147
*	IRC, Ltd.	35,746,000	774,109
	IT, Ltd.	30,000	10,955
	ITC Properties Group, Ltd.	1,259,975	254,350
	Johnson Electric Holdings, Ltd.	1,387,923	2,494,566
	Kader Holdings Co., Ltd.	256,000	29,362
#	Keck Seng Investments	2,818,000	1,799,286
	Kerry Logistics Network, Ltd.	2,426,000	4,159,521
	Kingmaker Footwear Holdings, Ltd.	76,000	12,049
	Kowloon Development Co., Ltd.	10,117,277	12,712,650
	Kwoon Chung Bus Holdings, Ltd.	170,000	92,155
	Lai Sun Development Co., Ltd.	7,136,864	10,064,983
#	Lai Sun Garment International, Ltd.	7,978,035	9,349,435
*	Landing International Development, Ltd.	2,607,600	366,941
	Landsea Green Group Co., Ltd.	176,000	20,623
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,414,000	870,763
*	Lerado Financial Group Co., Ltd.	658,400	2,002
	Lippo China Resources, Ltd.	5,368,000	120,075
	Lippo, Ltd.	4,619,500	1,737,268
#	Liu Chong Hing Investment, Ltd.	4,300,000	6,520,422
	Luks Group Vietnam Holdings Co., Ltd.	1,064,642	240,679
	Lung Kee Bermuda Holdings	658,000	222,792
*	Macau Legend Development, Ltd.	1,414,000	201,841
	Magnificent Hotel Investment, Ltd.	38,616,600	874,599
#	Mason Group Holdings, Ltd.	16,540,400	250,607
	Midland Holdings, Ltd.	669,969	114,023
	Million Hope Industries Holdings, Ltd.	1,845,954	159,501
	Ming Fai International Holdings, Ltd.	2,748,000	340,336
	Miramar Hotel & Investment	2,262,000	4,762,792
	Modern Dental Group, Ltd.	1,862,000	300,537
#*	Mongolian Mining Corp.	42,054,000	530,027
	Nameson Holdings, Ltd.	2,610,000	161,197
	Nanyang Holdings, Ltd.	98,850	693,708
	National Electronics Hldgs	4,869,648	759,187
*	Neo-Neon Holdings, Ltd.	298,000	22,841
*	NewOcean Energy Holdings, Ltd.	17,888,000	3,782,465
	Oriental Watch Holdings	6,324,000	1,867,052
#	Oshidori International Holdings, Ltd.	1,662,000	204,860
*	Pacific Andes International Holdings, Ltd.	88,958,890	311,373

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Pacific Basin Shipping, Ltd.	92,380,000	$18,965,222
	Paliburg Holdings, Ltd.	11,071,041	4,243,519
	PC Partner Group, Ltd.	2,386,000	563,602
	Playmates Holdings, Ltd.	30,957,000	4,653,672
	Pokfulam Development Co., Ltd.	212,000	451,567
	Polytec Asset Holdings, Ltd.	18,865,917	2,427,600
*	PT International Development Co., Ltd.	1,070,000	62,093
	Public Financial Holdings, Ltd.	3,972,444	1,651,379
*	PYI Corp., Ltd.	22,462,086	303,255
	Regal Hotels International Holdings, Ltd.	8,894,623	5,393,294
*	Regent Pacific Group, Ltd.	9,280,000	266,603
	Safety Godown Co., Ltd.	140,000	269,206
*	Samson Holding, Ltd.	1,356,000	61,375
	SAS Dragon Holdings, Ltd.	42,000	12,430
#	SEA Holdings, Ltd.	2,351,368	2,770,596
	Shangri-La Asia, Ltd.	244,000	296,867
#	Shenwan Hongyuan HK, Ltd.	815,000	144,670
	Shun Ho Property Investments, Ltd.	271,173	96,597
	Shun Tak Holdings, Ltd.	33,048,546	12,202,346
	Singamas Container Holdings, Ltd.	31,830,000	4,207,579
	Sitoy Group Holdings, Ltd.	4,521,000	704,340
	Soundwill Holdings, Ltd.	1,561,000	2,162,961
*	South China Holdings Co., Ltd.	30,297,751	804,141
	Stella International Holdings, Ltd.	231,500	373,235
	Sun Hung Kai & Co., Ltd.	10,788,688	4,951,193
#	TAI Cheung Holdings, Ltd.	4,690,000	4,545,561
	Tan Chong International, Ltd.	3,879,000	1,177,553
	Tao Heung Holdings, Ltd.	747,000	138,401
	Television Broadcasts, Ltd.	11,300	18,155
	Tern Properties Co., Ltd.	146,000	89,535
#	Texwinca Holdings, Ltd.	7,016,000	2,074,732
	Tian Teck Land, Ltd.	638,000	696,783
	Transport International Holdings, Ltd.	524,276	1,505,953
*	Trinity, Ltd.	828,000	31,025
#	Tsui Wah Holdings, Ltd.	114,000	8,709
	United Laboratories International Holdings, Ltd. (The)	5,218,000	2,857,919
	Upbest Group, Ltd.	4,920,000	636,864
	Vantage International Holdings, Ltd.	3,602,000	316,415
	Vedan International Holdings, Ltd.	6,156,000	609,188
	Victory City International Holdings, Ltd.	12,311,234	768,571
#	VSTECS Holdings, Ltd.	4,562,000	2,495,044
	Wai Kee Holdings, Ltd.	752,000	496,584
	Wang On Group, Ltd.	114,300,000	1,514,227
	Win Hanverky Holdings, Ltd.	2,240,000	260,130
	Winfull Group Holdings, Ltd.	728,000	8,850
#	Wing On Co. International, Ltd.	2,625,500	8,133,884
#	Wing Tai Properties, Ltd.	2,608,749	1,761,959
	Wong's International Holdings, Ltd.	70,000	27,633
	Wong's Kong King International	300,000	31,015
TOTAL HONG KONG			384,704,707
IRELAND — (0.1%)
	Bank of Ireland Group P.L.C.	428,524	1,890,940
	C&C Group P.L.C.	2,746,892	12,500,076
*	Cairn Homes P.L.C	52,973	62,898
	FBD Holdings P.L.C.	118,476	1,243,691
*	Permanent TSB Group Holdings P.L.C.	170,575	214,927
TOTAL IRELAND			15,912,532

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.8%)
*	Albaad Massuot Yitzhak, Ltd.	6,897	$45,569
	Alrov Properties and Lodgings, Ltd.	2,963	111,409
#	Ashtrom Group, Ltd.	140,926	1,198,046
	Ashtrom Properties, Ltd.	141,579	770,788
*	Azorim-Investment Development & Construction Co., Ltd.	773,592	1,294,896
	Carasso Motors, Ltd.	88,356	357,113
*	Cellcom Israel, Ltd.	124,170	355,458
*	Clal Insurance Enterprises Holdings, Ltd.	284,287	4,595,998
	Dor Alon Energy in Israel 1988, Ltd.	12,938	211,758
#*	El Al Israel Airlines	1,473,441	374,488
*	Elron Electronic Industries, Ltd.	96,929	138,877
*	Equital, Ltd.	387,713	12,665,919
*	First International Bank Of Israel, Ltd.	338,736	8,731,368
	Formula Systems 1985, Ltd.	102,845	5,821,271
	Fox Wizel, Ltd.	20,379	610,498
	Harel Insurance Investments & Financial Services, Ltd.	2,711,995	21,175,812
	Israel Land Development - Urban Renewal, Ltd.	34,527	347,292
	Isras Investment Co., Ltd.	3,783	632,671
	Kenon Holdings, Ltd.	120,951	2,543,706
	Mediterranean Towers, Ltd.	154,966	360,319
	Meitav Dash Investments, Ltd.	157,820	592,168
	Menora Mivtachim Holdings, Ltd.	475,757	7,603,372
	Migdal Insurance & Financial Holding, Ltd.	3,085,617	3,759,911
	Municipal Bank, Ltd.	149	30,922
*	Nawi Brothers, Ltd.	2,547	16,594
	Neto ME Holdings, Ltd.	823	73,587
*	Oil Refineries, Ltd.	25,681,882	13,780,107
#	Paz Oil Co., Ltd.	26,840	3,801,236
*	Perion Network, Ltd.	16,454	73,623
#	Phoenix Holdings, Ltd. (The)	1,376,509	8,581,957
	Shalag Industries, Ltd.	6,554	18,227
#	Shikun & Binui, Ltd.	430,537	1,480,455
	Summit Real Estate Holdings, Ltd.	440,835	4,363,559
*	Tower Semiconductor, Ltd.	5,596	109,766
#*	Union Bank of Israel	485,299	2,306,041
#	YH Dimri Construction & Development, Ltd.	11,958	262,456
TOTAL ISRAEL			109,197,237
ITALY — (4.9%)
	A2A SpA	12,900,445	22,549,738
	ACEA SpA	51,037	959,672
*	Aeffe SpA	170,382	326,798
	Anima Holding SpA	3,415,281	12,554,973
*	Arnoldo Mondadori Editore SpA	2,061,452	3,357,975
	Ascopiave SpA	34,407	156,369
	Autostrade Meridionali SpA	6,555	227,155
	Avio SpA	118,290	1,586,904
	Banca IFIS SpA	115,934	1,637,912
	Banca Popolare di Sondrio SCPA	10,682,163	22,198,875
#	Banca Profilo SpA	2,698,377	461,511
#	Banca Sistema SpA	710,924	980,931
#*	Banco BPM SpA	25,325,494	47,214,725
	Banco di Desio e della Brianza SpA	435,527	950,937
#	BPER Banca	14,354,646	53,408,973
#	Buzzi Unicem SpA	2,457,060	49,934,625
	Cairo Communication SpA	1,018,190	2,917,059
	Cementir Holding SpA	1,886,581	13,249,667
	CIR-Compagnie Industriali Riunite SpA	10,391,223	11,483,499
	Credito Emiliano SpA	1,448,887	7,256,203

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	d'Amico International Shipping SA	8,360,198	$892,296
	Danieli & C Officine Meccaniche SpA	328,676	5,729,277
	DeA Capital SpA	2,278,496	3,269,080
#*	Elica SpA	89,503	213,309
	Emak SpA	1,211,465	1,314,851
	ERG SpA	1,286,079	24,869,734
#	Esprinet SpA	733,994	2,465,555
#*	Eurotech SpA	963,427	5,211,150
#*	Exprivia SpA	287,084	306,570
	Falck Renewables SpA	4,103,098	18,956,231
#*	Fincantieri SpA	7,550,540	7,799,112
	FNM SpA	3,706,279	2,085,209
#*	GEDI Gruppo Editoriale SpA	2,233,958	704,202
	Geox SpA	210,961	296,289
*	Guala Closures SpA	52,467	372,713
	Hera SpA	317,055	1,180,527
*	IMMSI SpA	4,669,972	3,202,533
*	Intek Group SpA	3,169,477	1,091,666
	Italmobiliare SpA	202,873	4,527,607
	IVS Group SA	22,959	256,501
#	La Doria SpA	148,807	1,320,787
	Leonardo SpA	1,243,100	15,135,171
	Massimo Zanetti Beverage Group SpA	122,775	776,826
#*	Mediaset SpA	126,248	369,768
	Openjobmetis SpA agenzia per il lavoro	9,549	72,966
#*	OVS SpA	4,209,800	7,407,170
#	Pirelli & C SpA	549,789	3,238,354
#	Prima Industrie SpA	17,428	291,663
#	Reno de Medici SpA	3,094,737	2,352,244
#	Retelit SpA	3,247,617	5,394,579
	Sabaf SpA	22,534	365,149
#	SAES Getters SpA	14,119	333,427
#*	Saipem SpA	13,961,308	69,004,615
#*	Salini Impregilo SpA	4,117,418	7,872,080
	Saras SpA	563,593	927,702
	Servizi Italia SpA	48,626	172,016
	Societa Cattolica di Assicurazioni SC	4,984,565	42,298,841
	Societa Iniziative Autostradali e Servizi SpA	419,306	7,953,397
#*	Sogefi SpA	468,779	624,654
#	Unione di Banche Italiane SpA	25,232,083	64,780,284
	Unipol Gruppo SpA	12,113,158	62,136,565
#	UnipolSai Assicurazioni SpA	12,605,682	32,863,327
TOTAL ITALY			663,850,498
JAPAN — (24.2%)
	77 Bank, Ltd. (The)	749,800	10,689,546
	A&A Material Corp.	4,100	38,437
	Achilles Corp.	324,200	6,059,188
	ADEKA Corp.	1,347,800	19,713,109
	Ahresty Corp.	628,800	3,304,537
	Aichi Corp.	331,100	2,073,548
	Aichi Steel Corp.	283,700	8,849,585
	Aichi Tokei Denki Co., Ltd.	24,300	936,539
	Aida Engineering, Ltd.	370,700	2,934,391
*	Aiful Corp.	810,500	1,652,006
	Ainavo Holdings Co., Ltd.	29,900	277,708
	Aiphone Co., Ltd.	134,200	2,051,728
	Airport Facilities Co., Ltd.	600,100	2,833,311
	Airtech Japan, Ltd.	16,400	89,196

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co., Ltd.	998,430	$6,680,125
	Akatsuki Corp.	12,800	39,649
	Akita Bank, Ltd. (The)	230,600	4,229,241
	Albis Co., Ltd.	42,200	984,447
	Alconix Corp.	372,799	4,441,721
	Alinco, Inc.	181,600	1,617,185
#	Alpen Co., Ltd.	555,700	7,930,278
	Alpha Corp.	143,900	1,670,315
	Alps Logistics Co., Ltd.	164,100	1,127,869
	Anabuki Kosan, Inc.	6,200	161,904
	AOI Electronics Co., Ltd.	20,600	405,469
#	AOI TYO Holdings, Inc.	219,500	1,434,999
	AOKI Holdings, Inc.	746,522	7,320,464
#	Aomori Bank, Ltd. (The)	402,200	9,855,285
	Aoyama Trading Co., Ltd.	907,199	16,894,402
	Arakawa Chemical Industries, Ltd.	430,600	5,824,180
	Arata Corp.	32,500	1,051,966
	Araya Industrial Co., Ltd.	98,700	1,352,967
	Arcland Sakamoto Co., Ltd.	530,200	6,418,982
	Arcs Co., Ltd.	166,200	3,457,077
#	Arealink Co., Ltd.	90,100	1,060,466
#	Arisawa Manufacturing Co., Ltd.	771,382	6,389,425
	Artnature, Inc.	179,500	1,080,041
	Asahi Broadcasting Group Holdings Corp.	187,600	1,229,304
	Asahi Diamond Industrial Co., Ltd.	1,056,100	6,522,421
	Asahi Kogyosha Co., Ltd.	100,224	2,481,871
	Asahi Printing Co., Ltd.	11,900	117,734
	Asahi Yukizai Corp.	368,200	4,626,201
	Asanuma Corp.	123,100	3,926,860
#	Ashimori Industry Co., Ltd.	133,599	1,882,476
	Asia Pile Holdings Corp.	577,400	2,850,453
	ASKA Pharmaceutical Co., Ltd.	353,500	4,227,437
#	Asti Corp.	65,100	1,060,615
	Asunaro Aoki Construction Co., Ltd.	566,200	4,277,063
	Awa Bank, Ltd. (The)	726,320	16,488,002
	Bando Chemical Industries, Ltd.	456,800	3,941,995
	Bank of Iwate, Ltd. (The)	214,800	5,284,503
	Bank of Kochi, Ltd. (The)	106,499	737,143
	Bank of Nagoya, Ltd. (The)	32,970	1,023,026
	Bank of Okinawa, Ltd. (The)	343,340	10,552,013
	Bank of Saga, Ltd. (The)	36,699	512,152
	Bank of the Ryukyus, Ltd.	949,300	9,841,368
	Bank of Toyama, Ltd. (The)	10,000	238,473
	Belluna Co., Ltd.	812,524	5,247,282
	Bull-Dog Sauce Co., Ltd.	10,400	107,636
	Bunka Shutter Co., Ltd.	608,000	4,975,847
	CAC Holdings Corp.	22,900	292,291
	Canon Electronics, Inc.	122,700	2,008,236
	Carlit Holdings Co., Ltd.	400,100	2,260,311
#	Cawachi, Ltd.	550,500	10,229,421
	Central Glass Co., Ltd.	977,200	22,213,827
	Chiba Kogyo Bank, Ltd. (The)	1,171,600	3,291,581
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	30,600	372,348
	Chino Corp.	58,800	761,180
	Chiyoda Integre Co., Ltd.	146,500	2,797,381
	Chori Co., Ltd.	75,600	1,177,345
	Chubu Shiryo Co., Ltd.	404,100	4,649,651
	Chudenko Corp.	84,960	1,858,162
	Chuetsu Pulp & Paper Co., Ltd.	160,400	2,317,866

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugai Ro Co., Ltd.	45,600	$671,986
	Chugoku Bank, Ltd. (The)	188,600	1,648,901
	Chugoku Marine Paints, Ltd.	633,800	4,743,497
	Chukyo Bank, Ltd. (The)	202,700	4,099,019
	Chuo Gyorui Co., Ltd.	61,100	1,510,657
	Chuo Spring Co., Ltd.	92,700	2,422,840
#	Chuo Warehouse Co., Ltd.	21,900	216,362
	CI Takiron Corp.	1,124,000	7,219,525
	Citizen Watch Co., Ltd.	3,214,100	15,994,833
	CKD Corp.	112,400	1,233,083
	CK-San-Etsu Co., Ltd.	900	23,572
	Cleanup Corp.	623,200	2,949,493
#	CMK Corp.	1,144,000	6,529,199
	Comany, Inc.	14,500	185,229
	Corona Corp.	262,900	2,431,309
#	Cosel Co., Ltd.	3,500	34,706
	Cosmo Energy Holdings Co., Ltd.	99,400	2,048,917
	Cosmos Initia Co., Ltd.	111,100	509,078
	Create Medic Co., Ltd.	23,400	197,960
	CTI Engineering Co., Ltd.	346,100	5,034,000
#	Dai Nippon Toryo Co., Ltd.	115,200	1,038,916
	Dai-Dan Co., Ltd.	273,200	5,543,752
	Daido Kogyo Co., Ltd.	177,689	1,443,939
	Daido Metal Co., Ltd.	553,500	3,325,890
	Daido Steel Co., Ltd.	181,000	6,872,028
#	Daidoh, Ltd.	228,800	616,952
#	Daihatsu Diesel Manufacturing Co., Ltd.	289,900	1,718,256
	Daihen Corp.	47,800	1,323,461
	Daiho Corp.	345,300	8,579,340
	Daiichi Jitsugyo Co., Ltd.	155,400	4,260,963
	Daiichi Kensetsu Corp.	14,000	227,370
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	1,472,531
#	Dai-ichi Seiko Co., Ltd.	276,700	3,372,167
	Daiken Corp.	19,700	390,515
#	Daiki Aluminium Industry Co., Ltd.	697,300	4,885,225
	Daikoku Denki Co., Ltd.	180,600	2,213,665
	Daikyonishikawa Corp.	88,900	731,722
#	Dainichi Co., Ltd.	254,300	1,485,379
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	226,000	6,237,985
	Daishi Hokuetsu Financial Group, Inc.	889,243	23,636,834
#	Daishinku Corp.	187,200	2,048,625
	Daisue Construction Co., Ltd.	122,300	1,070,350
	Daito Bank, Ltd. (The)	375,500	1,888,855
	Daitron Co., Ltd.	29,600	364,111
	Daiwa Industries, Ltd.	227,400	2,252,790
#	DCM Holdings Co., Ltd.	2,676,500	25,256,783
	Denki Kogyo Co., Ltd.	30,000	841,653
	Denyo Co., Ltd.	306,500	4,420,327
	Dexerials Corp.	203,800	1,344,383
	DKS Co., Ltd.	81,400	2,404,936
#	DMW Corp.	49,100	962,046
	Dowa Holdings Co., Ltd.	172,200	5,438,358
	DSB Co., Ltd.	132,200	632,448
	Duskin Co., Ltd.	150,400	3,980,757
#	DyDo Group Holdings, Inc.	58,400	2,294,377
	Dynic Corp.	42,200	289,980
	Eagle Industry Co., Ltd.	191,000	1,905,317
	Ebara Foods Industry, Inc.	5,400	105,110
	Ebara Jitsugyo Co., Ltd.	10,400	192,283

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	EDION Corp.	2,462,200	$23,346,478
	Ehime Bank, Ltd. (The)	673,399	6,724,075
	Eidai Co., Ltd.	155,600	493,977
	Eizo Corp.	111,300	4,081,941
	Elematec Corp.	190,700	1,790,715
	Endo Lighting Corp.	220,600	1,541,684
	Enomoto Co., Ltd.	16,700	137,142
	Enplas Corp.	31,500	1,006,073
	ESTELLE Holdings Co., Ltd.	9,000	52,708
	Excel Co., Ltd.	121,900	1,694,579
	Exedy Corp.	454,300	9,261,203
	FALCO HOLDINGS Co., Ltd.	64,800	955,160
#	Fenwal Controls of Japan, Ltd.	16,100	221,818
	Ferrotec Holdings Corp.	434,900	3,730,144
	FIDEA Holdings Co., Ltd.	3,703,200	4,082,312
	First Bank of Toyama, Ltd. (The)	206,800	580,282
#	First Juken Co., Ltd.	133,500	1,539,683
#	FJ Next Co., Ltd.	386,100	3,765,457
	Foster Electric Co., Ltd.	502,200	8,785,620
	France Bed Holdings Co., Ltd.	72,100	659,095
	F-Tech, Inc.	366,000	2,491,319
	Fudo Tetra Corp.	59,600	714,584
	Fuji Co., Ltd.	67,300	1,138,511
	Fuji Corp.	247,300	3,297,499
	Fuji Corp., Ltd.	472,100	3,171,032
	Fuji Die Co., Ltd.	6,100	34,896
	Fuji Oil Co., Ltd.	1,316,200	3,074,114
	Fuji Oozx, Inc.	200	6,178
	Fujibo Holdings, Inc.	24,100	583,729
#	Fujikura Composites, Inc.	556,300	2,172,565
	Fujikura Kasei Co., Ltd.	489,700	2,670,738
	Fujikura, Ltd.	5,177,900	18,941,067
	Fujimori Kogyo Co., Ltd.	16,000	429,925
	Fujisash Co., Ltd.	1,081,000	851,144
#	Fujishoji Co., Ltd.	142,400	1,271,813
	Fujitsu Frontech, Ltd.	370,100	3,252,609
	FuKoKu Co., Ltd.	224,800	1,511,049
	Fukuda Corp.	120,800	5,075,104
	Fukui Bank, Ltd. (The)	110,200	1,404,115
	Fukuyama Transporting Co., Ltd.	185,700	6,992,135
	Furukawa Battery Co., Ltd. (The)	38,800	231,334
	Furukawa Co., Ltd.	571,200	7,453,972
	Furuno Electric Co., Ltd.	690,600	5,918,296
	Furusato Industries, Ltd.	175,800	2,348,705
	Fuso Pharmaceutical Industries, Ltd.	46,600	821,296
	Futaba Industrial Co., Ltd.	730,200	5,065,826
	Fuyo General Lease Co., Ltd.	254,500	15,104,767
	Gecoss Corp.	358,100	3,068,767
	Geo Holdings Corp.	459,300	6,044,961
	Geostr Corp.	8,800	25,972
#	GL Sciences, Inc.	41,100	563,582
	Glosel Co., Ltd.	173,300	691,694
	Godo Steel, Ltd.	411,200	7,721,504
	Goldcrest Co., Ltd.	398,730	7,187,879
	Grandy House Corp.	337,400	1,525,228
	GSI Creos Corp.	181,207	2,092,003
	G-Tekt Corp.	444,400	6,478,612
	Gun-Ei Chemical Industry Co., Ltd.	120,100	2,729,835
	Gunma Bank, Ltd. (The)	282,500	973,241

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gunze, Ltd.	318,700	$14,161,913
	H2O Retailing Corp.	1,326,539	14,992,767
	Hagiwara Electric Holdings Co., Ltd.	127,600	3,342,302
	Hakudo Co., Ltd.	4,400	56,411
	Hakuto Co., Ltd.	383,300	4,316,036
	Hanwa Co., Ltd.	641,200	17,470,896
	Happinet Corp.	169,600	2,035,655
	Hard Off Corp. Co., Ltd.	65,700	444,081
	Harima Chemicals Group, Inc.	408,600	4,308,976
#	Haruyama Holdings, Inc.	261,200	1,942,349
	Hashimoto Sogyo Holdings Co., Ltd.	8,590	123,609
#	Heian Ceremony Service Co., Ltd.	1,200	9,771
	Heiwa Real Estate Co., Ltd.	950,700	19,965,383
	Heiwado Co., Ltd.	405,224	7,439,375
	Hibiya Engineering, Ltd.	220,500	3,975,886
#	HI-LEX Corp.	93,100	1,514,077
	Hirakawa Hewtech Corp.	69,900	811,745
	Hiroshima Bank, Ltd. (The)	680,300	3,251,343
	Hiroshima Electric Railway Co., Ltd.	5,000	51,578
	Hisaka Works, Ltd.	109,800	861,701
	Hitachi Zosen Corp.	3,293,819	11,812,045
	Hodogaya Chemical Co., Ltd.	128,299	3,314,165
#	Hokkaido Coca-Cola Bottling Co., Ltd.	89,199	3,009,439
	Hokkan Holdings, Ltd.	209,500	3,280,027
	Hokko Chemical Industry Co., Ltd.	549,400	2,434,406
	Hokkoku Bank, Ltd. (The)	634,216	17,617,331
	Hokuetsu Corp.	3,989,474	19,797,478
	Hokuhoku Financial Group, Inc.	1,968,901	19,726,886
#	Hokuriku Electric Industry Co., Ltd.	48,900	472,054
	Hokuriku Electrical Construction Co., Ltd.	150,400	1,241,553
	H-One Co., Ltd.	566,600	3,685,321
	Honeys Holdings Co., Ltd.	278,900	3,378,406
	Honshu Chemical Industry Co., Ltd.	19,300	209,068
#	Hoosiers Holdings	571,200	3,252,505
	Hosiden Corp.	1,147,500	12,738,876
	Howa Machinery, Ltd.	197,500	1,524,624
	Hyakugo Bank, Ltd. (The)	1,748,355	5,126,746
	Hyakujushi Bank, Ltd. (The)	473,700	9,427,945
	Ibiden Co., Ltd.	973,300	17,352,416
	IBJ Leasing Co., Ltd.	353,400	8,869,182
#	Ichikawa Co., Ltd.	23,400	327,898
	Ichiken Co., Ltd.	59,000	928,221
	Ichinen Holdings Co., Ltd.	64,000	652,959
#	IDOM, Inc.	860,500	3,241,446
	Iino Kaiun Kaisha, Ltd.	1,483,800	4,967,643
	IJTT Co., Ltd.	452,660	2,163,482
	Ikegami Tsushinki Co., Ltd.	48,100	466,756
	Imagica Group, Inc.	102,400	510,150
	Imasen Electric Industrial	460,199	3,730,268
#	Inaba Seisakusho Co., Ltd.	115,000	1,468,547
	Inabata & Co., Ltd.	1,276,800	16,614,298
	Ines Corp.	833,100	8,875,435
#	Innotech Corp.	412,000	3,417,108
#	Intellex Co., Ltd.	26,900	186,369
#	I-O Data Device, Inc.	231,200	1,986,260
#	Ise Chemicals Corp.	12,500	379,505
	Iseki & Co., Ltd.	385,900	5,049,973
	Ishihara Chemical Co., Ltd.	14,400	223,929
	Ishihara Sangyo Kaisha, Ltd.	748,300	7,949,992

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishizuka Glass Co., Ltd.	58,999	$1,080,847
	Itochu Enex Co., Ltd.	758,700	6,139,463
	Itochu-Shokuhin Co., Ltd.	65,800	2,694,742
	Itoki Corp.	1,051,247	4,336,300
	IwaiCosmo Holdings, Inc.	404,700	4,127,715
	Iwaki & Co., Ltd.	846,900	3,772,094
	Iwasaki Electric Co., Ltd.	211,200	2,564,447
	Iwatsu Electric Co., Ltd.	183,500	1,323,030
	Iyo Bank, Ltd. (The)	48,700	236,687
	Jaccs Co., Ltd.	454,200	9,033,442
	Jafco Co., Ltd.	619,400	22,961,809
	Janome Sewing Machine Co., Ltd.	432,400	1,850,485
	Japan Asia Group, Ltd.	522,300	1,621,389
#*	Japan Display, Inc.	4,332,599	2,960,867
	Japan Electronic Materials Corp.	24,700	119,825
	Japan Foundation Engineering Co., Ltd.	359,100	1,108,648
	Japan Oil Transportation Co., Ltd.	52,621	1,398,566
	Japan Pulp & Paper Co., Ltd.	212,700	7,157,314
	Japan Transcity Corp.	1,001,200	4,574,027
	Japan Wool Textile Co., Ltd. (The)	953,700	7,887,177
	Jimoto Holdings, Inc.	1,829,100	1,642,663
	JK Holdings Co., Ltd.	228,600	1,153,791
	JMS Co., Ltd.	393,443	2,886,766
	Joban Kosan Co., Ltd.	20,300	307,966
	J-Oil Mills, Inc.	256,200	9,186,008
	Joshin Denki Co., Ltd.	72,400	1,381,344
	JSP Corp.	43,700	759,385
	Juki Corp.	161,199	1,455,587
	Juroku Bank, Ltd. (The)	273,600	5,578,326
	JVCKenwood Corp.	3,053,630	6,829,070
	K&O Energy Group, Inc.	314,200	4,252,012
#*	Kadokawa Dwango	1,054,217	13,396,952
	Kaga Electronics Co., Ltd.	418,100	6,360,581
	Kamei Corp.	767,600	7,817,247
	Kanaden Corp.	440,300	5,641,904
	Kanagawa Chuo Kotsu Co., Ltd.	15,300	517,604
	Kanamoto Co., Ltd.	19,300	496,098
	Kandenko Co., Ltd.	853,600	7,442,488
	Kanefusa Corp.	4,100	32,663
	Kaneko Seeds Co., Ltd.	13,500	158,367
	Kanematsu Corp.	695,600	7,980,561
	Kansai Mirai Financial Group, Inc.	746,488	5,013,427
	Kasai Kogyo Co., Ltd.	348,500	2,859,430
	Katakura & Co-op Agri Corp.	27,900	279,337
	Katakura Industries Co., Ltd.	203,200	2,318,500
	Kato Works Co., Ltd.	288,273	5,145,823
	KAWADA TECHNOLOGIES, Inc.	119,800	8,215,101
#	Kawagishi Bridge Works Co., Ltd.	17,299	386,819
#*	Kawasaki Kisen Kaisha, Ltd.	1,197,299	15,295,727
#	Kawasumi Laboratories, Inc.	360,520	2,530,254
#	Keihin Co., Ltd.	43,200	490,843
	Keihin Corp.	1,122,800	15,584,056
	Keiyo Bank, Ltd. (The)	2,175,700	13,241,902
	KEL Corp.	33,700	244,850
	KFC, Ltd.	700	10,914
	Kimoto Co., Ltd.	64,900	114,200
	Kimura Unity Co., Ltd.	42,900	410,661
	King Co., Ltd.	72,800	443,158
*	Kinki Sharyo Co., Ltd. (The)	31,000	480,365

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kintetsu World Express, Inc.	94,500	$1,267,196
	Kissei Pharmaceutical Co., Ltd.	206,400	5,098,132
	Kitagawa Corp.	198,500	3,838,263
	Kita-Nippon Bank, Ltd. (The)	172,900	2,865,051
	Kitano Construction Corp.	108,927	2,617,140
	Kitz Corp.	136,500	927,447
	Kiyo Bank, Ltd. (The)	1,339,400	17,444,057
	Koa Corp.	137,789	1,658,679
	Koatsu Gas Kogyo Co., Ltd.	194,800	1,491,491
	Kohnan Shoji Co., Ltd.	885,100	19,293,092
	Kohsoku Corp.	22,900	262,518
#*	Kojima Co., Ltd.	544,600	2,372,902
	Kokuyo Co., Ltd.	168,611	2,274,249
	KOMAIHALTEC, Inc.	71,900	1,070,245
	Komatsu Matere Co., Ltd.	406,900	2,894,418
	Komatsu Wall Industry Co., Ltd.	166,900	2,938,593
	Komehyo Co., Ltd.	162,200	1,750,279
	Komeri Co., Ltd.	664,700	13,655,075
	Konaka Co., Ltd.	348,503	1,339,719
	Konishi Co., Ltd.	122,600	1,745,759
	Konoike Transport Co., Ltd.	270,800	4,189,853
*	Kosaido Co., Ltd.	170,200	1,116,583
	Krosaki Harima Corp.	5,700	312,598
	KRS Corp.	131,400	2,374,284
	KU Holdings Co., Ltd.	269,100	2,145,559
	Kunimine Industries Co., Ltd.	18,400	149,653
	Kurabo Industries, Ltd.	615,800	11,869,397
	Kureha Corp.	256,000	16,958,678
	Kurimoto, Ltd.	251,100	3,401,380
	Kuriyama Holdings Corp.	20,800	168,027
	KVK Corp.	2,500	37,274
	Kyodo Printing Co., Ltd.	211,100	5,488,933
	Kyoei Steel, Ltd.	653,700	11,072,261
	Kyokuto Boeki Kaisha, Ltd.	61,200	998,348
	Kyokuto Kaihatsu Kogyo Co., Ltd.	904,850	11,165,181
	KYORIN Holdings, Inc.	199,200	3,350,720
	Kyoritsu Printing Co., Ltd.	457,600	766,911
	Kyosan Electric Manufacturing Co., Ltd.	919,600	3,162,934
	Kyowa Electronic Instruments Co., Ltd.	398,800	1,533,000
	Kyowa Leather Cloth Co., Ltd.	380,300	2,743,477
	Kyushu Financial Group, Inc.	1,466,295	5,564,854
#	Kyushu Leasing Service Co., Ltd.	39,400	221,040
#*	Leopalace21 Corp.	3,003,300	6,284,836
	LIXIL VIVA Corp.	50,700	616,157
	Lonseal Corp.	11,400	176,208
	Look Holdings, Inc.	218,699	2,375,452
	Macnica Fuji Electronics Holdings, Inc.	831,550	11,537,153
	Maeda Corp.	461,500	3,457,592
	Maeda Road Construction Co., Ltd.	247,700	5,256,305
	Maezawa Industries, Inc.	76,300	240,564
	Maezawa Kasei Industries Co., Ltd.	197,000	2,057,905
	Maezawa Kyuso Industries Co., Ltd.	166,100	2,950,525
	Makino Milling Machine Co., Ltd.	468,500	19,530,874
	Mars Group Holdings Corp.	12,400	231,724
	Marubun Corp.	523,400	2,807,156
	Marudai Food Co., Ltd.	646,100	12,075,554
	Marufuji Sheet Piling Co., Ltd.	1,800	36,685
	Maruka Corp.	60,800	1,070,754
	Maruyama Manufacturing Co., Inc.	44,300	465,951

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maruzen CHI Holdings Co., Ltd.	85,600	$297,676
	Maruzen Showa Unyu Co., Ltd.	304,500	9,045,558
	Matsuda Sangyo Co., Ltd.	211,600	2,984,133
	Matsui Construction Co., Ltd.	439,800	2,736,768
	Max Co., Ltd.	6,700	105,675
	Maxell Holdings, Ltd.	971,200	12,416,004
#	Maxvalu Tokai Co., Ltd.	124,600	2,234,038
	Meidensha Corp.	72,100	1,111,449
	Meiji Electric Industries Co., Ltd.	24,800	312,373
	Meiji Shipping Co., Ltd.	16,100	46,414
	Meisei Industrial Co., Ltd.	544,700	3,762,656
	Meiwa Corp.	455,800	1,582,760
	Meiwa Estate Co., Ltd.	357,500	1,854,142
#	Michinoku Bank, Ltd. (The)	161,800	2,513,165
	Mikuni Corp.	597,000	2,010,073
	Mimasu Semiconductor Industry Co., Ltd.	358,000	5,946,854
#	Ministop Co., Ltd.	55,600	759,346
	Miraial Co., Ltd.	124,300	1,601,641
	Mirait Holdings Corp.	153,850	2,271,508
	Misawa Homes Co., Ltd.	553,200	5,400,736
	Mitani Corp.	29,400	1,454,560
	Mitani Sangyo Co., Ltd.	114,400	294,999
	Mito Securities Co., Ltd.	290,800	532,352
	Mitsuba Corp.	424,499	2,525,804
	Mitsubishi Kakoki Kaisha, Ltd.	59,300	868,900
	Mitsubishi Logistics Corp.	17,300	460,093
	Mitsubishi Paper Mills, Ltd.	571,900	2,972,863
	Mitsubishi Shokuhin Co., Ltd.	19,500	490,308
	Mitsubishi Steel Manufacturing Co., Ltd.	407,200	4,551,281
	Mitsuboshi Belting, Ltd.	7,400	135,670
#	Mitsui High-Tec, Inc.	456,800	5,370,253
	Mitsui Matsushima Holdings Co., Ltd.	293,600	3,491,675
	Mitsui Mining & Smelting Co., Ltd.	834,100	19,163,280
	Mitsui Sugar Co., Ltd.	80,600	1,719,442
	Mitsui-Soko Holdings Co., Ltd.	443,100	6,278,537
	Mitsumura Printing Co., Ltd.	2,000	35,538
#	Mitsuuroko Group Holdings Co., Ltd.	760,300	5,884,457
	Miyaji Engineering Group, Inc.	130,300	2,102,094
	Miyazaki Bank, Ltd. (The)	389,026	9,363,682
	Miyoshi Oil & Fat Co., Ltd.	132,000	1,322,236
	Mizuno Corp.	320,979	7,367,569
	Money Partners Group Co., Ltd.	5,900	15,212
	MORESCO Corp.	18,500	246,729
	Morito Co., Ltd.	221,300	1,647,142
	Mory Industries, Inc.	144,900	2,616,518
#	MrMax Holdings, Ltd.	509,500	2,090,635
#	Mugen Estate Co., Ltd.	155,600	807,306
	Murakami Corp.	50,800	1,104,086
	Musashino Bank, Ltd. (The)	481,700	9,304,522
#	Nadex Co., Ltd.	41,100	329,041
	Nafco Co., Ltd.	64,500	835,825
#	Nagano Bank, Ltd. (The)	158,099	2,480,835
	Nagano Keiki Co., Ltd.	110,300	784,421
	Nagase & Co., Ltd.	1,215,300	17,706,057
	Nakabayashi Co., Ltd.	572,200	2,879,181
#	Nakakita Seisakusho Co., Ltd.	400	10,377
	Nakanishi Manufacturing Co., Ltd.	5,300	58,722
#	Nakano Corp.	305,500	1,195,269
	Nakayama Steel Works, Ltd.	437,100	1,925,500

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakayo, Inc.	21,200	$324,393
	Nanto Bank, Ltd. (The)	386,399	8,297,234
	Narasaki Sangyo Co., Ltd.	32,400	523,201
	NEC Capital Solutions, Ltd.	238,300	4,324,188
	Neturen Co., Ltd.	824,900	6,361,096
#*	New Japan Chemical Co., Ltd.	79,200	152,419
	NHK Spring Co., Ltd.	15,600	122,331
	Nicca Chemical Co., Ltd.	34,700	271,515
#	Nichia Steel Works, Ltd.	514,199	1,572,701
	Nichicon Corp.	1,337,900	11,010,219
	Nichiden Corp.	113,600	1,993,314
	Nichimo Co., Ltd.	56,800	909,253
	Nichireki Co., Ltd.	723,100	7,244,528
	Nichirin Co., Ltd.	54,960	794,030
	Nihon Denkei Co., Ltd.	41,500	537,868
	Nihon Eslead Corp.	218,100	3,419,824
	Nihon House Holdings Co., Ltd.	23,200	93,940
	Nihon Kagaku Sangyo Co., Ltd.	61,400	579,785
	Nihon Nohyaku Co., Ltd.	660,500	2,787,625
	Nihon Plast Co., Ltd.	337,600	2,149,420
	Nihon Tokushu Toryo Co., Ltd.	157,000	1,880,830
	Nihon Yamamura Glass Co., Ltd.	170,400	2,173,158
	Nikko Co., Ltd.	133,500	3,573,711
	Nikkon Holdings Co., Ltd.	577,200	13,487,822
	Nippi, Inc.	16,400	505,892
	Nippon Beet Sugar Manufacturing Co., Ltd.	281,800	5,186,906
	Nippon Carbide Industries Co., Inc.	168,000	2,042,544
	Nippon Chemical Industrial Co., Ltd.	242,500	4,699,288
	Nippon Chemi-Con Corp.	327,400	5,010,942
	Nippon Chemiphar Co., Ltd.	4,700	122,734
	Nippon Coke & Engineering Co., Ltd.	3,573,600	3,074,621
	Nippon Concrete Industries Co., Ltd.	1,144,400	2,942,168
#	Nippon Denko Co., Ltd.	2,571,725	4,417,266
	Nippon Densetsu Kogyo Co., Ltd.	282,200	5,406,770
	Nippon Dry-Chemical Co., Ltd.	3,200	33,350
	Nippon Felt Co., Ltd.	126,200	529,027
#	Nippon Filcon Co., Ltd.	170,500	757,950
#	Nippon Fine Chemical Co., Ltd.	264,000	2,891,899
	Nippon Flour Mills Co., Ltd.	381,200	6,011,836
	Nippon Hume Corp.	641,000	4,100,837
	Nippon Kinzoku Co., Ltd.	166,500	1,320,336
	Nippon Koei Co., Ltd.	339,900	7,456,669
#	Nippon Koshuha Steel Co., Ltd.	161,700	660,001
	Nippon Light Metal Holdings Co., Ltd.	10,586,300	19,352,640
	Nippon Paper Industries Co., Ltd.	706,800	12,461,711
	Nippon Pillar Packing Co., Ltd.	415,900	4,011,360
	Nippon Piston Ring Co., Ltd.	208,200	2,651,337
#	Nippon Rietec Co., Ltd.	50,700	629,241
	Nippon Road Co., Ltd. (The)	218,200	12,138,921
	Nippon Seiki Co., Ltd.	457,900	8,019,886
	Nippon Seisen Co., Ltd.	67,300	1,641,128
	Nippon Sheet Glass Co., Ltd.	1,264,299	7,906,437
	Nippon Signal Co., Ltd.	979,000	10,866,019
	Nippon Soda Co., Ltd.	527,300	13,262,450
	Nippon Steel Trading Corp.	345,880	13,881,567
	Nippon Thompson Co., Ltd.	1,570,300	7,191,444
	Nippon Tungsten Co., Ltd.	3,900	73,505
	Nippon View Hotel Co., Ltd.	59,500	799,035
#	Nippon Yakin Kogyo Co., Ltd.	2,999,500	5,735,959

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishikawa Rubber Co., Ltd.	21,100	$350,637
	Nishimatsu Construction Co., Ltd.	1,135,415	21,453,238
	Nishi-Nippon Financial Holdings, Inc.	1,523,000	10,758,452
	Nissan Shatai Co., Ltd.	530,200	4,434,327
	Nissan Tokyo Sales Holdings Co., Ltd.	507,400	1,305,665
	Nissei Corp.	2,400	27,307
	Nissei Plastic Industrial Co., Ltd.	324,800	3,131,153
	Nissha Co., Ltd.	271,200	3,143,159
	Nisshin Fudosan Co.	984,900	4,221,430
	Nisshin Oillio Group, Ltd. (The)	796,900	23,221,186
	Nisshinbo Holdings, Inc.	2,972,688	23,146,402
	Nissin Corp.	290,000	4,634,712
	Nissin Kogyo Co., Ltd.	740,100	10,170,078
	Nissin Sugar Co., Ltd.	315,900	5,724,089
	Nissui Pharmaceutical Co., Ltd.	127,000	1,410,925
	Nitta Gelatin, Inc.	178,200	1,160,826
	Nittan Valve Co., Ltd.	284,600	773,659
	Nittetsu Mining Co., Ltd.	153,899	6,668,975
	Nitto Boseki Co., Ltd.	59,300	1,332,755
	Nitto Fuji Flour Milling Co., Ltd.	32,800	1,952,901
	Nitto Kogyo Corp.	191,400	3,644,075
	Nitto Kohki Co., Ltd.	14,700	294,412
	Nitto Seiko Co., Ltd.	515,500	2,696,231
	Nittobest Corp.	100	866
	NJS Co., Ltd.	31,800	502,364
	Noda Corp.	77,500	536,928
	Noritake Co., Ltd.	192,200	7,487,427
	Noritsu Koki Co., Ltd.	86,200	1,504,780
	Noritz Corp.	405,400	4,961,930
	North Pacific Bank, Ltd.	5,971,900	13,314,390
	Nozawa Corp.	36,300	228,475
	NS United Kaiun Kaisha, Ltd.	339,400	7,524,181
	NTN Corp.	4,294,700	11,917,869
	Odelic Co., Ltd.	28,500	1,048,599
	Oenon Holdings, Inc.	72,600	255,919
	Ogaki Kyoritsu Bank, Ltd. (The)	478,900	10,300,718
#	Ohara, Inc.	14,900	197,253
	Ohashi Technica, Inc.	160,400	2,165,227
	Ohki Healthcare Holdings Co., Ltd.	1,200	10,475
	Ohmoto Gumi Co., Ltd.	300	13,549
	OIE Sangyo Co., Ltd.	1,200	14,150
	Oita Bank, Ltd. (The)	280,300	7,942,446
	Okabe Co., Ltd.	340,000	2,615,054
	Okasan Securities Group, Inc.	2,159,300	7,718,534
	OKK Corp.	117,600	860,518
	Okumura Corp.	130,400	3,715,341
	Okura Industrial Co., Ltd.	246,500	3,954,268
	Okuwa Co., Ltd.	408,300	4,034,403
#	Olympic Group Corp.	252,500	1,520,974
	ONO Sokki Co., Ltd.	64,200	305,134
	Onoken Co., Ltd.	412,400	5,184,559
	Onward Holdings Co., Ltd.	2,778,700	14,250,676
	Organo Corp.	127,800	4,525,214
	Origin Co., Ltd.	121,300	1,597,505
	Osaka Organic Chemical Industry, Ltd.	277,900	2,580,870
#	Osaka Steel Co., Ltd.	536,400	8,219,589
	Osaki Electric Co., Ltd.	916,500	5,506,017
	OUG Holdings, Inc.	16,300	404,850
	Pacific Industrial Co., Ltd.	846,100	11,909,058

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Parco Co., Ltd.	299,900	$3,282,640
	Parker Corp.	31,800	144,195
	PC Depot Corp.	29,100	121,593
	Pegasus Sewing Machine Manufacturing Co., Ltd.	369,300	1,854,104
	Piolax, Inc.	420,300	7,536,237
	Plant Co., Ltd.	5,800	40,645
	Press Kogyo Co., Ltd.	2,699,500	12,199,552
#	Pressance Corp.	10,600	147,541
	PS Mitsubishi Construction Co., Ltd.	289,300	1,667,908
#	Punch Industry Co., Ltd.	254,400	1,297,556
#	Rasa Corp.	124,400	939,418
#	Rasa Industries, Ltd.	134,800	1,827,199
	Rengo Co., Ltd.	124,100	942,366
	Restar Holdings Corp.	126,500	1,901,639
#	Retail Partners Co., Ltd.	91,100	1,020,739
	Rhythm Watch Co., Ltd.	245,600	2,859,349
#	Riberesute Corp.	18,300	138,213
	Ricoh Leasing Co., Ltd.	430,100	13,209,638
#	Right On Co., Ltd.	275,400	1,806,283
	Riken Corp.	183,800	7,154,116
	Riken Keiki Co., Ltd.	26,000	460,184
	Riken Technos Corp.	1,080,500	5,051,662
	Rix Corp.	13,500	194,279
#	Ryobi, Ltd.	673,200	12,478,153
	Ryoden Corp.	396,600	5,929,914
	Ryosan Co., Ltd.	140,100	3,421,231
	S LINE Co., Ltd.	18,800	166,920
	Sakai Chemical Industry Co., Ltd.	499,800	11,485,969
	Sakai Heavy Industries, Ltd.	94,400	2,545,006
	Sakai Ovex Co., Ltd.	151,400	2,556,715
	Sakata INX Corp.	63,100	633,564
#	Sala Corp.	527,900	2,819,602
	SAMTY Co., Ltd.	38,600	614,842
	San Holdings, Inc.	91,700	1,933,819
	San ju San Financial Group, Inc.	241,419	3,586,302
	San-Ai Oil Co., Ltd.	1,143,900	11,004,912
#*	Sanden Holdings Corp.	691,700	3,288,333
	Sanei Architecture Planning Co., Ltd.	2,100	29,260
	San-In Godo Bank, Ltd. (The)	3,396,900	20,519,146
	Sanken Electric Co., Ltd.	36,900	771,316
	Sanki Engineering Co., Ltd.	1,313,800	14,798,543
	Sanko Gosei, Ltd.	21,000	71,291
	Sanko Metal Industrial Co., Ltd.	48,700	1,090,053
	Sankyo Seiko Co., Ltd.	663,600	3,072,757
	Sankyo Tateyama, Inc.	603,000	6,765,718
#	Sanoh Industrial Co., Ltd.	704,500	3,288,110
#	Sansei Technologies, Inc.	14,300	153,584
#	Sansha Electric Manufacturing Co., Ltd.	205,500	1,425,138
	Sanshin Electronics Co., Ltd.	80,900	1,355,257
	Sanyo Chemical Industries, Ltd.	195,400	9,286,379
	Sanyo Denki Co., Ltd.	108,900	4,708,879
#	Sanyo Engineering & Construction, Inc.	41,700	263,307
#	Sanyo Housing Nagoya Co., Ltd.	110,700	990,489
	Sanyo Industries, Ltd.	60,600	1,011,245
	Sanyo Special Steel Co., Ltd.	623,300	8,542,999
	Sata Construction Co., Ltd.	75,700	276,916
	Sato Shoji Corp.	242,900	1,968,492
#	Sawada Holdings Co., Ltd.	106,200	872,941
	Saxa Holdings, Inc.	168,999	3,197,753

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Scroll Corp.	796,300	$2,481,742
#	Seibu Electric & Machinery Co., Ltd.	5,500	43,489
	Seika Corp.	177,600	2,221,095
	Seikitokyu Kogyo Co., Ltd.	630,670	3,868,565
	Seiko Holdings Corp.	495,500	9,625,031
	Sekisui Jushi Corp.	329,200	6,270,674
	Sekisui Plastics Co., Ltd.	767,300	5,365,851
	Senshu Electric Co., Ltd.	139,800	3,469,653
	Senshu Ikeda Holdings, Inc.	5,031,200	9,229,614
	Shibaura Mechatronics Corp.	57,099	1,619,524
	Shibusawa Warehouse Co., Ltd. (The)	131,900	2,201,528
	Shiga Bank, Ltd. (The)	527,900	11,642,253
	Shikibo, Ltd.	333,300	3,040,310
	Shikoku Bank, Ltd. (The)	672,800	5,802,738
	Shimachu Co., Ltd.	1,136,800	25,086,290
#	Shimane Bank, Ltd. (The)	19,300	123,039
	Shimizu Bank, Ltd. (The)	35,600	606,771
	Shin Nippon Air Technologies Co., Ltd.	268,420	4,384,789
	Shinagawa Refractories Co., Ltd.	155,900	4,116,453
	Shindengen Electric Manufacturing Co., Ltd.	151,500	4,917,840
	Shin-Etsu Polymer Co., Ltd.	580,700	4,084,546
	Shinko Electric Industries Co., Ltd.	1,842,700	14,818,328
	Shinko Shoji Co., Ltd.	266,100	4,683,629
	Shinmaywa Industries, Ltd.	1,197,400	14,966,918
	Shinnihon Corp.	301,700	2,371,654
	Shinobu Foods Products Co., Ltd.	1,900	12,069
#	Shinoken Group Co., Ltd.	19,700	144,348
	Shinsho Corp.	118,899	2,488,057
	Shizuki Electric Co., Inc.	5,600	29,929
	Shizuoka Gas Co., Ltd.	916,700	7,084,852
	Shofu, Inc.	61,500	784,595
	Showa Corp.	12,300	165,455
	Sigma Koki Co., Ltd.	33,700	366,100
	Sinanen Holdings Co., Ltd.	199,900	3,259,795
	Sinfonia Technology Co., Ltd.	3,900	44,701
	Sintokogio, Ltd.	890,062	7,492,601
	SK-Electronics Co., Ltd.	8,300	178,501
	SKY Perfect JSAT Holdings, Inc.	2,695,800	10,637,000
#	SMK Corp.	100,399	2,470,588
	SNT Corp.	1,191,500	3,684,188
	Soda Nikka Co., Ltd.	231,700	1,202,467
	Sodick Co., Ltd.	915,400	8,197,353
	Soft99 Corp.	83,700	734,543
	Soken Chemical & Engineering Co., Ltd.	39,300	585,437
#	Soshin Electric Co., Ltd.	4,200	18,070
	Space Value Holdings Co., Ltd.	322,200	1,494,461
	SPK Corp.	42,918	1,031,659
	Starzen Co., Ltd.	65,100	2,505,754
	Subaru Enterprise Co., Ltd.	28,600	1,618,044
	Sugimoto & Co., Ltd.	161,000	2,854,643
#	Suminoe Textile Co., Ltd.	174,900	4,704,786
	Sumitomo Densetsu Co., Ltd.	185,900	3,295,491
	Sumitomo Osaka Cement Co., Ltd.	259,199	9,899,023
	Sumitomo Precision Products Co., Ltd.	93,916	2,367,956
	Sumitomo Riko Co., Ltd.	876,800	6,804,086
	Sumitomo Seika Chemicals Co., Ltd.	57,600	1,799,291
	Sumitomo Warehouse Co., Ltd. (The)	1,344,000	17,306,844
	Sun Frontier Fudousan Co., Ltd.	53,500	543,960
	Suncall Corp.	227,000	1,049,242

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sun-Wa Technos Corp.	310,000	$2,217,212
#	Suzuki Co., Ltd.	162,400	950,283
	SWCC Showa Holdings Co., Ltd.	272,100	2,164,727
	T Hasegawa Co., Ltd.	97,100	1,716,853
	T RAD Co., Ltd.	195,400	3,324,822
	T&K Toka Co., Ltd.	232,300	2,071,331
	Tachibana Eletech Co., Ltd.	382,420	5,930,934
	Tachikawa Corp.	230,900	2,840,765
	Tachi-S Co., Ltd.	698,400	8,949,510
	Taihei Dengyo Kaisha, Ltd.	376,800	7,785,006
	Taiheiyo Kouhatsu, Inc.	217,700	1,510,793
	Taiho Kogyo Co., Ltd.	506,600	3,600,593
	Taiko Bank, Ltd. (The)	37,100	628,223
	Taisei Oncho Co., Ltd.	1,600	27,716
	Takachiho Koheki Co., Ltd.	67,200	656,834
	Takamatsu Construction Group Co., Ltd.	1,200	25,209
#	Takano Co., Ltd.	249,700	1,813,045
	Takaoka Toko Co., Ltd.	241,244	2,645,681
	Takara Standard Co., Ltd.	566,152	8,874,755
	Takasago International Corp.	168,100	4,613,703
	Takashima & Co., Ltd.	41,900	645,201
	Takashimaya Co., Ltd.	77,000	883,254
	Take And Give Needs Co., Ltd.	272,950	2,541,997
#	TAKEBISHI Corp.	37,600	496,821
	Takeei Corp.	417,000	3,747,327
	Takigami Steel Construction Co., Ltd. (The)	1,400	62,348
	Takisawa Machine Tool Co., Ltd.	121,700	1,580,811
	Tamura Corp.	97,970	551,712
#	Tanabe Engineering Corp.	31,300	216,746
	Tatsuta Electric Wire and Cable Co., Ltd.	645,300	2,847,844
	Tayca Corp.	123,200	2,591,193
	Tbk Co., Ltd.	680,800	2,492,714
#	TECHNO ASSOCIE Co., Ltd.	174,700	2,050,979
#	Techno Ryowa, Ltd.	225,570	1,647,520
	Techno Smart Corp.	2,700	16,716
	Teikoku Tsushin Kogyo Co., Ltd.	169,100	1,801,212
	Tekken Corp.	181,000	4,809,283
	Tenma Corp.	456,500	7,790,716
	Tenryu Saw Manufacturing Co., Ltd.	2,000	67,045
	Teraoka Seisakusho Co., Ltd.	86,800	378,039
	Terasaki Electric Co., Ltd.	13,100	123,269
#	Tigers Polymer Corp.	316,200	1,634,034
	Toa Corp.	165,900	1,817,587
	Toa Corp.	318,900	4,141,970
#	Toa Oil Co., Ltd.	137,000	2,360,933
	TOA ROAD Corp.	124,100	3,836,106
	Toabo Corp.	79,300	334,726
	Toagosei Co., Ltd.	1,733,400	17,933,247
	Tobishima Corp.	162,900	1,884,041
	TOC Co., Ltd.	81,800	519,706
	Tochigi Bank, Ltd. (The)	188,899	308,753
	Toda Corp.	41,000	224,587
#	Toda Kogyo Corp.	86,998	1,815,118
	Toenec Corp.	231,300	6,771,780
#	Togami Electric Manufacturing Co., Ltd.	13,000	194,986
	Toho Acetylene Co., Ltd.	19,200	228,522
	Toho Bank, Ltd. (The)	5,166,100	12,398,284
#	Toho Co., Ltd.	9,600	173,152
	Toho Holdings Co., Ltd.	90,700	2,016,867

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Zinc Co., Ltd.	212,800	$4,552,315
	Tohoku Bank, Ltd. (The)	183,799	1,750,888
	Tohoku Steel Co., Ltd.	14,100	187,267
#	Tohto Suisan Co., Ltd.	75,700	1,808,159
	Tokai Lease Co., Ltd.	61,799	975,496
	Tokai Rika Co., Ltd.	897,900	14,707,900
	Tokai Tokyo Financial Holdings, Inc.	2,671,800	8,106,695
	Tokushu Tokai Paper Co., Ltd.	196,122	6,740,892
	Tokyo Dome Corp.	813,800	7,488,978
	Tokyo Electron Device, Ltd.	211,000	3,966,597
	Tokyo Energy & Systems, Inc.	728,700	6,271,106
	Tokyo Keiki, Inc.	338,776	2,993,305
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,600	85,148
#	Tokyo Radiator Manufacturing Co., Ltd.	41,700	349,123
	Tokyo Rope Manufacturing Co., Ltd.	174,600	1,462,200
	Tokyo Sangyo Co., Ltd.	576,200	2,620,172
	Tokyo Tekko Co., Ltd.	138,500	1,762,859
	Tokyu Construction Co., Ltd.	9,100	62,243
	Tokyu Recreation Co., Ltd.	29,766	1,354,143
	Toli Corp.	1,236,900	2,888,541
	Tomato Bank, Ltd.	165,300	1,579,144
	Tomen Devices Corp.	27,600	586,187
	Tomoe Corp.	916,200	3,368,124
	Tomoe Engineering Co., Ltd.	122,700	2,695,671
	Tomoku Co., Ltd.	307,900	4,976,023
	TOMONY Holdings, Inc.	3,401,200	11,056,852
	Tonami Holdings Co., Ltd.	163,300	8,491,631
	Toppan Forms Co., Ltd.	908,800	7,916,678
	Topre Corp.	105,700	1,585,613
	Topy Industries, Ltd.	537,400	11,454,695
	Torex Semiconductor, Ltd.	9,400	101,942
	Torigoe Co., Ltd. (The)	92,700	690,308
	Torii Pharmaceutical Co., Ltd.	194,900	4,662,447
	Torishima Pump Manufacturing Co., Ltd.	20,300	187,516
	Tosei Corp.	645,200	6,784,771
	Toshiba Machine Co., Ltd.	163,000	3,585,533
	Tottori Bank, Ltd. (The)	64,999	857,616
	Towa Bank, Ltd. (The)	698,400	4,627,548
	Towa Corp.	320,308	2,522,369
	Toyo Construction Co., Ltd.	1,578,900	6,214,578
	Toyo Corp.	250,300	2,423,876
#	Toyo Denki Seizo K.K.	161,250	2,256,663
	Toyo Ink SC Holdings Co., Ltd.	731,800	15,988,987
#	Toyo Logistics Co., Ltd.	90,600	264,352
	Toyo Machinery & Metal Co., Ltd.	285,100	1,518,216
	Toyo Securities Co., Ltd.	526,000	594,310
	Toyo Tanso Co., Ltd.	273,800	5,257,683
	Toyo Wharf & Warehouse Co., Ltd.	114,899	1,452,337
	Toyobo Co., Ltd.	1,411,000	17,607,673
	TPR Co., Ltd.	133,600	2,313,693
	Trinity Industrial Corp.	12,100	79,566
	TSI Holdings Co., Ltd.	1,952,420	10,535,253
	Tsubakimoto Chain Co.	401,400	13,149,888
#	Tsubakimoto Kogyo Co., Ltd.	32,000	980,631
#	Tsudakoma Corp.	80,100	1,017,629
	Tsukada Global Holdings, Inc.	321,200	1,624,084
	Tsukishima Kikai Co., Ltd.	372,100	4,400,724
	Tsukuba Bank, Ltd.	1,337,867	2,073,712
	Tsurumi Manufacturing Co., Ltd.	250,300	4,220,377

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsutsumi Jewelry Co., Ltd.	48,500	$923,342
	TV Asahi Holdings Corp.	319,100	5,234,558
	Tv Tokyo Holdings Corp.	304,800	6,451,875
#	TYK Corp.	681,600	1,914,393
	UACJ Corp.	967,799	15,823,755
	Uchida Yoko Co., Ltd.	276,900	8,613,655
	Uchiyama Holdings Co., Ltd.	9,300	44,374
	Ueki Corp.	18,700	391,587
	UMC Electronics Co., Ltd.	5,100	48,255
	Uniden Holdings Corp.	125,099	2,168,920
	UNIMAT Retirement Community Co., Ltd.	5,400	85,343
	Unipres Corp.	868,000	14,131,623
	United Super Markets Holdings, Inc.	396,000	3,512,113
	Ushio, Inc.	1,917,200	24,460,366
	Utoc Corp.	154,000	685,272
#	Vital KSK Holdings, Inc.	507,915	4,923,299
	Wacoal Holdings Corp.	326,000	7,908,326
	Wakachiku Construction Co., Ltd.	223,000	2,983,342
	Wakita & Co., Ltd.	959,900	9,618,004
	Warabeya Nichiyo Holdings Co., Ltd.	290,600	4,566,959
	Wood One Co., Ltd.	122,100	1,108,726
	Xebio Holdings Co., Ltd.	676,900	7,494,874
	YAC Holdings Co., Ltd.	226,600	2,148,968
	Yachiyo Industry Co., Ltd.	129,800	753,655
	Yagi & Co., Ltd.	1,100	16,765
	Yahagi Construction Co., Ltd.	198,400	1,278,475
#	Yaizu Suisankagaku Industry Co., Ltd.	100,700	999,771
	YAMABIKO Corp.	311,296	2,639,680
	Yamagata Bank, Ltd. (The)	390,300	5,700,546
	Yamaguchi Financial Group, Inc.	25,900	180,823
	Yamanashi Chuo Bank, Ltd. (The)	345,700	3,599,752
	Yamatane Corp.	280,299	3,581,446
#	Yamato Corp.	369,200	1,910,689
	Yamato International, Inc.	73,100	283,013
	Yamaya Corp.	58,700	1,224,301
	Yamazawa Co., Ltd.	15,200	233,339
	Yasuda Logistics Corp.	307,400	2,509,924
	Yellow Hat, Ltd.	448,200	5,729,286
	Yodogawa Steel Works, Ltd.	504,800	9,608,652
	Yokogawa Bridge Holdings Corp.	296,200	4,604,359
	Yokohama Reito Co., Ltd.	1,279,200	12,003,546
	Yondenko Corp.	86,750	2,161,044
	Yorozu Corp.	550,900	7,234,192
#	Yotai Refractories Co., Ltd.	346,800	1,814,163
#	Yuasa Funashoku Co., Ltd.	62,499	2,075,300
#	Yuken Kogyo Co., Ltd.	50,000	784,729
	Yurtec Corp.	1,264,800	8,392,775
	Yushiro Chemical Industry Co., Ltd.	188,100	2,322,670
	Yutaka Giken Co., Ltd.	12,800	202,853
	Zaoh Co., Ltd.	28,700	352,384
	Zenitaka Corp. (The)	51,200	2,104,619
TOTAL JAPAN			3,304,783,484
NETHERLANDS — (3.0%)
	Accell Group NV	71,772	1,712,790
	APERAM SA	1,534,555	37,922,427
#	Arcadis NV	1,276,690	26,046,452
	ASM International NV	348,529	28,428,928
	ASR Nederland NV	1,702,601	63,977,819

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#*	Beter Bed Holding NV	71,939	$172,611
*	BinckBank NV	1,164,022	8,159,977
#	Boskalis Westminster	2,304,443	52,037,733
#*	Heijmans NV	501,634	4,633,529
	Hunter Douglas NV	7,792	527,362
	KAS Bank NV	369,082	5,110,769
	Kendrion NV	7,290	140,235
#	Koninklijke BAM Groep NV	7,718,510	25,820,620
#	Koninklijke Vopak NV	5,069	249,927
*	Lucas Bols NV	25,693	379,178
#	Ordina NV	3,279,389	6,709,838
	SBM Offshore NV	5,015,641	99,244,998
#	Signify NV	1,643,736	44,625,394
TOTAL NETHERLANDS			405,900,587
NEW ZEALAND — (0.4%)
	Abano Healthcare Group, Ltd.	17,298	46,484
	Air New Zealand, Ltd.	3,820,438	6,801,233
	Arvida Group, Ltd.	784,317	704,582
	Chorus, Ltd.	6,617,580	23,964,203
#	Colonial Motor Co., Ltd. (The)	240,545	1,428,348
#	Comvita, Ltd.	37,948	75,242
	Heartland Group Holdings, Ltd.	2,292,666	2,461,023
#	Kathmandu Holdings, Ltd.	962,543	1,341,735
	Metlifecare, Ltd.	895,102	2,570,313
	Metro Performance Glass, Ltd.	136,038	33,311
	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	1,510,098
	NEW Zealand King Salmon Investments, Ltd.	51,784	63,091
	New Zealand Refining Co., Ltd. (The)	2,476,792	3,503,145
	NZME, Ltd.	44,231	16,612
#	NZME, Ltd.	1,169,418	413,805
	Oceania Healthcare, Ltd.	168,790	114,950
	PGG Wrightson, Ltd.	2,351,265	849,971
*	Rubicon, Ltd.	175,327	21,240
#	Sanford, Ltd.	1,015,626	4,463,749
	SKYCITY Entertainment Group, Ltd.	63,970	167,816
#	Summerset Group Holdings, Ltd.	482,344	1,784,898
	Tourism Holdings, Ltd.	77,887	209,196
#*	TOWER, Ltd.	345,873	169,343
	Turners Automotive Group, Ltd.	54,540	81,438
	Warehouse Group, Ltd. (The)	702,702	1,047,201
TOTAL NEW ZEALAND			53,843,027
NORWAY — (1.0%)
#*	Akastor ASA	1,574,843	2,004,597
*	Aker Solutions ASA	532,515	1,703,337
	American Shipping Co. ASA	791,766	3,104,718
#*	Archer, Ltd.	2,440,206	1,281,832
	Austevoll Seafood ASA	317,280	3,227,991
#*	Avance Gas Holding, Ltd.	1,415,204	4,193,184
#*	Axactor SE	1,263,698	2,655,510
#	B2Holding ASA	1,388,745	1,545,360
	Bonheur ASA	526,172	10,635,957
#*	BW LPG, Ltd.	2,307,617	10,557,591
*	BW Offshore, Ltd.	3,388,782	19,025,263
#*	DOF ASA	2,799,250	1,147,735
*	FLEX LNG, Ltd.	370,189	4,594,326
*	Frontline, Ltd.	1,194,045	8,713,675

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Hoegh LNG Holdings, Ltd.	234,799	$965,673
#*	Kongsberg Automotive ASA	10,038,370	7,383,429
#	Kvaerner ASA	4,608,584	6,477,219
#	Ocean Yield ASA	1,010,383	5,974,750
#*	Odfjell Drilling, Ltd.	2,165,172	6,418,840
*	Odfjell SE, Class A	295,711	862,597
*	Otello Corp. ASA	439,654	805,857
*	PGS ASA	7,821,062	11,088,341
	Sbanken ASA	223,250	1,714,959
	Selvaag Bolig ASA	369,039	1,935,536
	Stolt-Nielsen, Ltd.	589,176	6,747,639
	Treasure ASA	12,083	18,607
#	Wallenius Wilhelmsen ASA	173,031	527,445
	Wilh Wilhelmsen Holding ASA, Class A	267,131	4,313,819
#	XXL ASA	1,050,517	3,220,604
TOTAL NORWAY			132,846,391
PORTUGAL — (0.3%)
	Banco Comercial Portugues SA, Class R	117,922,805	30,137,386
	Corticeira Amorim SGPS SA	1,081,853	11,636,412
	Sonae Capital SGPS SA	1,309,726	1,025,500
	Sonae SGPS SA	3,639,126	3,393,757
TOTAL PORTUGAL			46,193,055
SINGAPORE — (1.0%)
	Accordia Golf Trust	7,361,600	2,838,676
	Amara Holdings, Ltd.	96,100	33,971
	Avarga, Ltd.	263,500	36,130
#	Banyan Tree Holdings, Ltd.	2,894,500	1,016,509
	Bonvests Holdings, Ltd.	1,303,080	1,213,737
	China Aviation Oil Singapore Corp., Ltd.	21,300	19,557
#	Chip Eng Seng Corp., Ltd.	9,864,198	5,036,613
	Chuan Hup Holdings, Ltd.	7,361,500	1,443,322
	CITIC Envirotech, Ltd.	831,600	195,665
	Delong Holdings, Ltd.	217,700	1,108,189
	Elec & Eltek International Co., Ltd.	45,200	64,547
#*	Ezra Holdings, Ltd.	17,609,209	133,725
#	Far East Orchard, Ltd.	5,078,142	4,412,551
	First Sponsor Group, Ltd.	1,045,655	996,321
	Fraser and Neave, Ltd.	34,400	42,254
	Frasers Property, Ltd.	63,100	83,087
	Frencken Group, Ltd.	1,690,700	871,070
	Fu Yu Corp., Ltd.	6,178,100	1,004,664
#	GK Goh Holdings, Ltd.	2,232,674	1,376,109
	GL, Ltd.	930,500	534,214
	Golden Agri-Resources, Ltd.	16,728,500	3,573,052
#	GP Industries, Ltd.	2,112,708	944,618
#	GuocoLand, Ltd.	2,588,700	3,741,986
*	Halcyon Agri Corp., Ltd.	95,777	33,003
	Hanwell Holdings, Ltd.	4,792,243	713,469
	Haw Par Corp., Ltd.	203,600	2,064,480
	Hiap Hoe, Ltd.	73,800	43,249
	Ho Bee Land, Ltd.	6,587,800	11,285,557
#	Hong Fok Corp., Ltd.	8,068,560	5,032,953
*	Hong Leong Asia, Ltd.	2,971,800	1,238,729
#	Hong Leong Finance, Ltd.	728,000	1,465,298
#	Hotel Grand Central, Ltd.	3,113,788	2,966,365
	Hour Glass, Ltd. (The)	1,168,360	718,655

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Hutchison Port Holdings Trust	11,656,400	$2,548,509
#*	Hyflux, Ltd.	6,643,700	140,847
	Indofood Agri Resources, Ltd.	423,200	90,466
	InnoTek, Ltd.	2,262,200	855,369
	Japfa, Ltd.	2,002,100	739,219
	Koh Brothers Group, Ltd.	998,400	155,989
	Lian Beng Group, Ltd.	7,072,400	2,564,655
	Low Keng Huat Singapore, Ltd.	275,800	97,113
	Lum Chang Holdings, Ltd.	1,599,200	401,264
#	Metro Holdings, Ltd.	10,185,160	7,698,257
	Mewah International, Inc.	95,000	18,445
#*	Midas Holdings, Ltd.	29,857,700	782,241
#	NSL, Ltd.	508,800	380,397
#	OUE, Ltd.	3,900,900	4,245,931
	Oxley Holdings, Ltd.	1,168,415	279,156
	Pacific Century Regional Developments, Ltd.	142,200	35,509
	Penguin International, Ltd.	71,400	26,789
	QAF, Ltd.	3,722,808	1,980,395
*	Raffles Education Corp., Ltd.	3,822,490	220,498
	RHT Health Trust	631,200	8,786
	Sembcorp Industries, Ltd.	978,700	1,655,938
#	SIIC Environment Holdings, Ltd.	4,876,000	834,441
	Sinarmas Land, Ltd.	387,100	68,220
#	Sing Holdings, Ltd.	1,562,100	453,921
	Sing Investments & Finance, Ltd.	176,600	188,242
	Singapore Reinsurance Corp., Ltd.	2,999,110	631,655
	Singapura Finance, Ltd.	210,000	136,653
#*	Sino Grandness Food Industry Group, Ltd.	5,888,954	196,880
#	Stamford Land Corp., Ltd.	3,984,400	1,377,023
	Straits Trading Co., Ltd.	78,000	129,789
#	Sunningdale Tech, Ltd.	2,931,180	2,928,439
*	SunVic Chemical Holdings, Ltd.	3,557,700	42,720
#*	Swiber Holdings, Ltd.	10,918,800	162,101
*	Tiong Woon Corp. Holding, Ltd.	2,080,150	565,990
#	Tuan Sing Holdings, Ltd.	18,745,845	4,681,686
#	United Engineers, Ltd.	9,133,632	17,335,010
	United Industrial Corp., Ltd.	2,881,221	6,235,771
	UOB-Kay Hian Holdings, Ltd.	163,698	143,796
*	Vibrant Group, Ltd.	417,192	45,360
	Wee Hur Holdings, Ltd.	611,500	99,796
#	Wing Tai Holdings, Ltd.	9,265,254	14,205,979
#	Yeo Hiap Seng, Ltd.	381,556	253,616
TOTAL SINGAPORE			131,925,186
SPAIN — (2.3%)
#	Acciona SA	771,011	82,096,472
	Acerinox SA	4,586,964	38,323,067
*	Adveo Group International SA	15,262	3,073
	Alantra Partners SA	24,346	405,449
	Applus Services SA	724,511	10,184,247
	Azkoyen SA	26,036	204,529
	Banco de Sabadell SA	2,154,635	1,881,829
	Construcciones y Auxiliar de Ferrocarriles SA	251,202	11,350,454
#	Ebro Foods SA	1,812,632	36,423,380
*	eDreams ODIGEO SA	1,406,101	6,361,506
	Elecnor SA	81,409	1,020,114
#	Ence Energia y Celulosa SA	3,177,403	11,486,335
	Ercros SA	3,461,145	6,659,546
	Euskaltel SA	1,253,632	10,950,279

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Grupo Catalana Occidente SA	599,990	$21,419,654
	Iberpapel Gestion SA	115,044	3,604,664
	Liberbank SA	10,431,157	3,884,672
	Melia Hotels International SA	2,626,443	23,138,524
#	Miquel y Costas & Miquel SA	84,871	1,466,598
*	Natra SA	56,239	62,098
	Parques Reunidos Servicios Centrales SAU, Class C	36,156	552,671
*	Quabit Inmobiliaria SA	551,205	576,420
#	Sacyr S.A.	13,097,620	33,606,353
*	Talgo SA	279,592	1,503,122
#	Tubacex SA	2,500,510	7,977,621
	Vocento SA	753,590	1,021,213
TOTAL SPAIN			316,163,890
SWEDEN — (2.6%)
*	AcadeMedia AB	697,714	3,645,971
	AddNode Group AB	19,988	319,733
	AF POYRY AB	56,423	1,329,673
	Alimak Group AB	162,146	2,253,415
	Arjo AB, Class B	2,452,096	9,869,612
	Attendo AB	190,094	864,035
	BE Group AB	1,347	6,030
	Beijer Electronics Group AB	14,628	66,604
	Bergman & Beving AB	440,914	4,340,725
	Betsson AB	211,837	1,118,258
	Bilia AB, Class A	458,232	4,045,496
#	BillerudKorsnas AB	1,658,750	19,150,228
	Bjorn Borg AB	83,754	217,413
	Bonava AB	6,086	74,066
	Bonava AB, Class B	1,023,177	12,249,356
	Bufab AB	14,231	147,092
#	Bulten AB	409,792	2,749,666
#	Bure Equity AB	1,111,871	20,716,083
#*	Byggmax Group AB	924,609	3,174,397
	Cloetta AB, Class B	5,270,214	15,698,894
*	Collector AB	54,913	298,095
	Dometic Group AB	1,921,297	17,527,760
*	Doro AB	357,632	1,334,468
	Duni AB	549,976	6,521,675
#	Elanders AB, Class B	106,260	915,741
	Elos Medtech AB	13,271	143,028
#*	Eltel AB	13,807	31,807
	Granges AB	1,669,383	16,622,383
#	Gunnebo AB	744,244	1,923,971
	Haldex AB	1,146,060	5,713,378
#*	Hoist Finance AB	1,503,387	9,045,793
	Holmen AB, Class B	16,513	348,661
	Humana AB	136,000	766,875
*	International Petroleum Corp.	836,077	3,585,541
	Inwido AB	1,216,157	7,470,103
#*	ITAB Shop Concept AB, Class B	135,825	395,657
#	JM AB	1,547,255	39,913,357
	KappAhl AB	1,376,842	2,791,946
	KNOW IT AB	60,096	1,180,918
	Lindab International AB	1,812,643	20,639,936
	Loomis AB, Class B	7,276	250,268
#*	Mekonomen AB	777,666	5,754,862
	Momentum Group AB, Class B	404,341	4,556,797
#*	Net Insight AB, Class B	358,316	66,819

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	New Wave Group AB, Class B	1,540,932	$10,289,860
	Nobia AB	381,181	2,472,051
	Nordic Waterproofing Holding A.S.	183,085	1,572,889
#	Opus Group AB	5,244,077	3,322,269
	Peab AB	4,054,071	34,302,267
	Pricer AB, Class B	1,223,918	1,612,775
	Ratos AB, Class B	1,756,540	4,453,746
#	Recipharm AB, Class B	594,558	7,383,763
	Resurs Holding AB	1,541,044	8,920,213
	Rottneros AB	1,600,959	1,710,168
#*	SAS AB	6,414,360	8,747,533
	Scandi Standard AB	3,304	21,099
	Scandic Hotels Group AB	1,247,638	10,461,906
	Semcon AB	285,147	1,573,066
	Systemair AB	59,874	757,209
	VBG Group AB, Class B	40,680	676,197
TOTAL SWEDEN			348,113,597
SWITZERLAND — (4.0%)
	Allreal Holding AG	281,096	49,098,302
	ALSO Holding AG	61,988	9,552,232
#*	ams AG	94,997	4,959,361
	Arbonia AG	944,679	10,958,048
#	Autoneum Holding AG	36,858	4,049,865
	Banque Cantonale de Geneve	32,767	6,556,837
	Banque Cantonale du Jura SA	7,739	454,153
	Banque Cantonale Vaudoise	9,319	6,930,667
#	Bell Food Group AG	36,527	9,763,867
	Bellevue Group AG	124,525	2,651,538
#	Berner Kantonalbank AG	37,345	8,480,857
#	Bobst Group SA	91,816	4,591,024
	Bucher Industries AG	15,561	4,649,667
#	Calida Holding AG	37,105	1,031,234
#	Carlo Gavazzi Holding AG	7,672	2,120,668
#	Cham Group AG	10,018	4,317,417
	Cicor Technologies, Ltd.	16,649	839,464
#	Cie Financiere Tradition SA	19,437	2,006,321
	Coltene Holding AG	34,882	2,948,894
	Conzzeta AG	19,336	15,195,067
*	Dottikon Es Holding AG	291	155,385
	Dufry AG	38,593	3,384,668
#	EFG International AG	1,378,038	8,929,553
	Emmi AG	9,235	7,683,720
	Energiedienst Holding AG	12,369	384,806
#	Feintool International Holding AG	28,474	1,784,769
#*	GAM Holding AG	3,671,356	16,074,360
	Gurit Holding AG	9,178	10,047,303
	Helvetia Holding AG	649,974	82,756,198
#*	HOCHDORF Holding AG	10,843	821,354
	Huber & Suhner AG	157,249	12,521,826
	Hypothekarbank Lenzburg AG	20	90,598
#	Implenia AG	316,967	8,490,206
#	Investis Holding SA	5,538	376,306
	Jungfraubahn Holding AG	33,709	5,055,219
#	Kudelski SA	236,622	1,603,760
*	Lastminute.com NV	8,956	270,642
	Liechtensteinische Landesbank AG	162,523	9,908,540
#	Luzerner Kantonalbank AG	16,743	7,399,675
	Metall Zug AG	1,139	2,471,259

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Mikron Holding AG	24,508	$193,332
	Mobimo Holding AG	92,483	24,686,198
	OC Oerlikon Corp. AG	545,621	5,839,905
*	Orascom Development Holding AG	21,625	324,851
	Orell Fuessli Holding AG	244	22,228
	Orior AG	61,065	4,962,003
#	Phoenix Mecano AG	6,454	2,843,414
	Plazza AG, Class A	10,319	2,607,795
#	Rieter Holding AG	27,815	3,656,880
*	Schmolz + Bickenbach AG	10,133,574	3,335,302
	Schweiter Technologies AG	7,603	7,512,866
	Siegfried Holding AG	64,976	24,189,354
	St Galler Kantonalbank AG	44,345	18,981,265
	Swiss Prime Site AG	26,121	2,299,809
#	Swissquote Group Holding SA	127,706	5,170,668
	Tamedia AG	25,992	2,856,165
#	Thurgauer Kantonalbank	11,153	1,213,639
#	Tornos Holding AG	19,096	149,577
#	u-blox Holding AG	47,145	3,847,620
	Valiant Holding AG	178,373	18,285,101
	Valora Holding AG	89,518	24,665,516
	Vaudoise Assurances Holding SA	23,145	11,735,745
	Vetropack Holding AG	2,493	5,097,088
	Vontobel Holding AG	249,689	13,140,775
	VP Bank AG	66,311	10,383,454
	Walliser Kantonalbank	12,819	1,523,775
	Zehnder Group AG	196,071	7,388,777
	Zug Estates Holding AG, Class B	612	1,128,062
	Zuger Kantonalbank AG	197	1,218,705
TOTAL SWITZERLAND			540,625,499
UNITED KINGDOM — (15.1%)
*	Acacia Mining P.L.C.	4,376,269	11,903,852
	Aggreko P.L.C.	4,943,280	49,872,302
	Alliance Pharma P.L.C.	426,570	370,299
*	Amerisur Resources P.L.C.	516,673	115,340
	Anglo Pacific Group P.L.C.	1,922,831	4,744,897
	Anglo-Eastern Plantations P.L.C.	264,173	1,465,585
	Arrow Global Group P.L.C.	54,669	178,233
	Babcock International Group P.L.C.	4,419,422	25,468,007
	Balfour Beatty P.L.C.	3,115,290	7,771,686
	Bank of Georgia Group P.L.C.	649,582	11,029,274
	BBA Aviation P.L.C.	4,436,817	17,233,583
	BCA Marketplace P.L.C.	645,114	1,894,533
	Beazley P.L.C.	469,230	3,277,075
	Begbies Traynor Group P.L.C.	61,028	59,531
	Bellway P.L.C.	3,238,330	116,727,430
	Biffa P.L.C.	438,121	1,167,475
	Bloomsbury Publishing P.L.C.	623,864	1,746,832
	Bodycote P.L.C.	2,964,545	26,451,027
	Bovis Homes Group P.L.C.	4,767,183	60,895,822
	Camellia P.L.C.	661	83,885
*	Carclo P.L.C.	33,236	4,322
	CareTech Holdings P.L.C.	103,177	467,575
	Carr's Group P.L.C.	596,259	1,088,615
	Castings P.L.C.	458,236	2,296,177
	Centamin P.L.C.	35,161,164	54,865,032
	Centaur Media P.L.C.	21,946	12,003
	Central Asia Metals P.L.C.	138,462	344,013

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Charles Stanley Group P.L.C.	3,600	$12,616
	Charles Taylor P.L.C.	17,036	46,831
	Chemring Group P.L.C.	3,787,550	8,443,016
	Chesnara P.L.C.	1,282,718	5,160,265
	Cineworld Group P.L.C.	6,539,229	20,299,251
	Clarkson P.L.C.	42,396	1,320,889
	Close Brothers Group P.L.C.	2,938,517	47,442,630
	CMC Markets P.L.C.	543,326	644,501
	Computacenter P.L.C.	255,069	4,731,239
	Consort Medical P.L.C.	5,952	54,148
	Countryside Properties P.L.C.	463,050	1,651,136
*	Countrywide P.L.C.	1,184,147	71,458
	Crest Nicholson Holdings P.L.C.	5,972,855	26,560,701
	CYBG P.L.C.	9,802,981	20,427,251
	Daily Mail & General Trust P.L.C., Class A	307,380	2,952,415
	Dart Group P.L.C.	315,265	2,891,434
	DFS Furniture P.L.C.	346,452	992,751
*	Dialight P.L.C.	4,829	21,219
	DiscoverIE Group P.L.C.	1,109,459	5,989,472
	Dixons Carphone P.L.C.	12,787,477	18,532,287
	Drax Group P.L.C.	4,782,321	17,523,268
*	EI Group P.L.C.	15,351,269	52,623,108
*	Eland Oil & Gas P.L.C.	201,164	292,010
	Elementis P.L.C.	2,937,123	5,384,333
*	EnQuest P.L.C.	31,599,575	8,907,626
	Entertainment One, Ltd.	311,459	1,663,330
	Epwin Group P.L.C.	175,456	151,464
	Equiniti Group P.L.C.	1,852,981	4,736,095
	Essentra P.L.C.	1,129,099	5,854,235
*	Firstgroup P.L.C.	27,338,876	38,052,856
#	Flowtech Fluidpower P.L.C.	90,707	153,843
*	Foxtons Group P.L.C.	672,578	460,358
	Fuller Smith & Turner P.L.C., Class A	13,869	180,468
	Galliford Try P.L.C.	2,633,972	18,867,320
*	Gem Diamonds, Ltd.	313,703	261,771
	Genel Energy P.L.C.	1,583,862	3,684,745
*	Georgia Capital P.L.C.	502,849	5,990,936
	Grafton Group P.L.C.	5,411,301	47,621,240
	Grainger P.L.C.	3,109,867	8,592,076
	Greencore Group P.L.C.	1,150,656	2,994,323
	Greene King P.L.C.	9,184,870	69,741,058
	Gulf Keystone Petroleum, Ltd.	2,819,848	8,020,916
*	Gulf Marine Services P.L.C.	709,162	80,846
	GVC Holdings P.L.C.	2,867,788	20,544,537
	H&T Group P.L.C.	23,794	93,520
	Halfords Group P.L.C.	4,553,593	10,572,574
	Hargreaves Services P.L.C.	9,363	30,119
	Headlam Group P.L.C.	188,743	1,017,015
	Helical P.L.C.	1,201,481	5,230,942
	Henry Boot P.L.C.	1,289,981	3,845,538
	Highland Gold Mining, Ltd.	1,976,027	5,226,666
	Hiscox, Ltd.	4,276,650	88,031,678
	Hochschild Mining P.L.C.	2,746,193	6,887,102
	Hostelworld Group P.L.C.	93,260	193,189
	Hunting P.L.C.	2,931,859	18,066,840
	Huntsworth P.L.C.	2,355,647	2,863,785
	Inchcape P.L.C.	4,036,956	30,583,348
	Intermediate Capital Group P.L.C.	368,930	6,215,021
	International Personal Finance P.L.C.	2,253,891	2,778,669

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	John Laing Group P.L.C.	2,857,321	$13,351,821
#	John Wood Group P.L.C.	3,436,221	22,142,008
*	Just Group P.L.C.	3,328,302	1,902,825
	Keller Group P.L.C.	1,637,644	13,072,372
#	Kier Group P.L.C.	741,373	553,236
*	Lamprell P.L.C.	980,768	654,894
	Lancashire Holdings, Ltd.	3,846,493	32,274,956
	Lookers P.L.C.	2,872,285	1,460,791
	Low & Bonar P.L.C.	202,479	18,440
	LSL Property Services P.L.C.	55,441	136,929
	Majestic Wine P.L.C.	31,277	96,848
	Man Group P.L.C.	18,646,020	38,485,130
	Marshalls P.L.C.	367,013	2,832,435
	Marston's P.L.C.	15,899,666	20,635,220
	McCarthy & Stone P.L.C.	4,010,173	6,786,923
	McColl's Retail Group P.L.C.	426,700	352,630
	Mears Group P.L.C.	2,204,191	7,348,337
#	Mediclinic International P.L.C.	1,792,669	7,475,013
	Meggitt P.L.C.	13,157,225	94,947,015
*	Metro Bank P.L.C.	14,647	63,787
	Millennium & Copthorne Hotels P.L.C.	3,886,290	32,168,664
*	Mitchells & Butlers P.L.C.	6,861,621	25,301,619
	MJ Gleeson P.L.C.	590,352	6,022,752
	Morgan Sindall Group P.L.C.	241,690	3,298,031
*	Mothercare P.L.C.	125,798	25,305
	MP Evans Group P.L.C.	13,214	109,822
	N Brown Group P.L.C.	988,352	1,440,017
	NAHL Group P.L.C.	71,032	104,650
	National Express Group P.L.C.	10,392,040	52,935,430
	NCC Group P.L.C.	70,513	158,588
	Non-Standard Finance P.L.C.	172,679	79,457
	Norcros P.L.C.	40,374	102,482
	Northgate P.L.C.	2,232,412	8,971,660
*	Nostrum Oil & Gas P.L.C.	458,339	244,560
	OneSavings Bank P.L.C.	2,644,266	11,655,565
*	Pan African Resources P.L.C.	861,678	117,256
	Paragon Banking Group P.L.C.	6,697,275	34,009,760
*	Parkmead Group P.L.C. (The)	45,787	31,072
	Pendragon P.L.C.	14,321,338	2,220,336
#*	Petra Diamonds, Ltd.	2,547,783	345,771
*	Petropavlovsk P.L.C.	36,406,226	4,396,103
	Pets at Home Group P.L.C.	4,846,133	12,247,701
	Phoenix Group Holdings P.L.C.	9,062,112	76,224,844
	Playtech P.L.C.	3,608,529	19,371,041
*	Premier Foods P.L.C.	7,153,798	2,932,332
#*	Premier Oil P.L.C.	23,383,197	23,799,220
	PZ Cussons P.L.C.	53,128	141,300
	QinetiQ Group P.L.C.	767,481	2,695,200
	Quilter P.L.C.	765,132	1,340,000
	Rank Group P.L.C.	319,844	590,578
	Reach P.L.C.	751,364	775,171
	Redcentric P.L.C.	126,340	120,802
	Redrow P.L.C.	7,588,073	51,636,298
	Renewi P.L.C.	4,203,309	1,487,140
	Royal Mail P.L.C.	1,149,573	2,935,806
	RPS Group P.L.C.	3,766,886	5,739,311
	S&U P.L.C.	5,201	145,519
	Saga P.L.C.	12,159,488	6,577,531
	SDL P.L.C.	236,875	1,365,139

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Secure Trust Bank P.L.C.	597	$9,614
	Senior P.L.C.	2,040,804	4,969,259
	Severfield P.L.C.	950,939	773,145
	SIG P.L.C.	9,869,095	15,776,671
	Soco International P.L.C.	2,161,918	1,617,787
	Speedy Hire P.L.C.	5,222,708	3,302,687
	Spire Healthcare Group P.L.C.	1,624,101	2,230,864
	Spirent Communications P.L.C.	1,677,260	3,226,157
*	Sports Direct International P.L.C.	5,301,253	14,600,741
	St. Modwen Properties P.L.C.	3,871,089	19,672,217
	Stock Spirits Group P.L.C.	2,367,343	6,587,456
#	Superdry P.L.C.	524,030	2,744,637
	Tate & Lyle P.L.C.	36,727	336,367
	Telford Homes P.L.C.	134,289	567,851
#*	Thomas Cook Group P.L.C.	2,914,740	195,982
	TP ICAP P.L.C.	7,422,604	28,267,251
	Travis Perkins P.L.C.	5,214,090	86,320,001
	Trifast P.L.C.	827,194	1,948,985
	TT Electronics P.L.C.	3,211,135	8,575,778
	Tullow Oil P.L.C.	29,187,285	68,389,101
	Tyman P.L.C.	861,797	2,282,073
	U & I Group P.L.C.	1,722,367	2,992,062
#	Urban & Civic P.L.C.	132,469	493,083
*	Vectura Group P.L.C.	2,389,938	2,318,464
	Vertu Motors P.L.C.	963,559	424,820
	Vesuvius P.L.C.	7,530,093	45,887,615
	Vp P.L.C.	277,096	2,631,166
	Xaar P.L.C.	107,823	116,206
	Young & Co's Brewery P.L.C.	2,351	33,062
	Young & Co's Brewery P.L.C., Class A	3,209	63,337
TOTAL UNITED KINGDOM			2,059,608,565
TOTAL COMMON STOCKS			12,933,707,875
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Biotest AG	85,794	2,082,549
	Draegerwerk AG & Co. KGaA	178,097	9,664,210
	STO SE & Co. KGaA	23,080	2,363,564
TOTAL GERMANY			14,110,323
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	41,929	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	1,659,995	376,940
JAPAN — (0.0%)
*	Akatsuki Corp. Rights 12/25/18	16,800	10,656
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	8,654	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0

DFA International Small Cap Value Portfolio
CONTINUED
	Shares	Value»

SINGAPORE — (Continued)
* First Sponsor Group, Ltd. Rights 05/30/24	98,025	$713
TOTAL SINGAPORE		713
SPAIN — (0.0%)
* Almirall SA Rights 05/30/19	1	0
TOTAL RIGHTS/WARRANTS		388,309
TOTAL INVESTMENT SECURITIES		12,948,206,507

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	DFA Short Term Investment Fund	58,871,807	681,205,683
TOTAL INVESTMENTS — (100.0%)
(Cost $13,654,883,891)^^			$13,629,412,190
As of July 31, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	715	09/20/19	$103,751,939	$106,617,225	$2,865,286
Total Futures Contracts			$103,751,939	$106,617,225	$2,865,286
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$990,163,589	—	$990,163,589
Austria	—	116,156,581	—	116,156,581
Belgium	—	196,214,138	—	196,214,138
Canada	$1,244,751,540	4	—	1,244,751,544
China	—	2,101,195	—	2,101,195
Denmark	—	211,246,606	—	211,246,606
Finland	18,455,616	297,908,318	—	316,363,934
France	—	553,367,210	—	553,367,210
Germany	—	789,672,921	—	789,672,921
Greece	—	1,902	—	1,902
Hong Kong	409,640	384,295,067	—	384,704,707
Ireland	—	15,912,532	—	15,912,532
Israel	—	109,197,237	—	109,197,237
Italy	—	663,850,498	—	663,850,498
Japan	—	3,304,783,484	—	3,304,783,484
Netherlands	—	405,900,587	—	405,900,587
New Zealand	—	53,843,027	—	53,843,027
Norway	—	132,846,391	—	132,846,391
Portugal	—	46,193,055	—	46,193,055
Singapore	—	131,925,186	—	131,925,186
Spain	—	316,163,890	—	316,163,890
Sweden	3,585,541	344,528,056	—	348,113,597
Switzerland	—	540,625,499	—	540,625,499
United Kingdom	—	2,059,608,565	—	2,059,608,565

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$14,110,323	—	$14,110,323
Rights/Warrants
Canada	—	376,940	—	376,940
Japan	—	10,656	—	10,656
Singapore	—	713	—	713
Securities Lending Collateral	—	681,205,683	—	681,205,683
Futures Contracts**	$2,865,286	—	—	2,865,286
TOTAL	$1,270,067,623	$12,362,209,853	—	$13,632,277,476
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.5%)
	A2B Australia, Ltd.	175,655	$215,392
	Accent Group, Ltd.	320,767	331,105
	Adelaide Brighton, Ltd.	177,422	427,939
	Ainsworth Game Technology, Ltd.	105,607	50,804
#*	Alkane Resources, Ltd.	273,757	71,828
	ALS, Ltd.	26,627	130,537
	Altium, Ltd.	48,032	1,194,447
	Alumina, Ltd.	62,432	98,978
	AMA Group, Ltd.	151,041	150,148
#*	Amaysim Australia, Ltd.	123,184	63,843
	AMP, Ltd.	1,090,570	1,326,564
	Ansell, Ltd.	34,576	657,769
	AP Eagers, Ltd.	32,460	248,550
	APN Property Group, Ltd.	91,418	32,454
#	ARB Corp., Ltd.	32,765	413,397
	Ardent Leisure Group, Ltd.	322,468	259,092
	Aristocrat Leisure, Ltd.	14,585	303,500
#	ARQ Group, Ltd.	41,656	19,774
*	Asaleo Care, Ltd.	350,945	231,401
	ASX, Ltd.	2,297	138,947
	Atlas Arteria, Ltd.	25,526	142,271
	AUB Group, Ltd.	19,186	155,907
	Aurizon Holdings, Ltd.	191,352	751,192
	Ausdrill, Ltd.	560,823	751,489
	AusNet Services	123,747	149,926
	Austal, Ltd.	264,200	729,794
*	Austin Engineering, Ltd.	157,754	19,371
	Australia & New Zealand Banking Group, Ltd.	240,390	4,568,535
#*	Australian Agricultural Co., Ltd.	366,526	248,444
	Australian Pharmaceutical Industries, Ltd.	351,365	345,649
	Auswide Bank, Ltd.	7,550	28,467
	Automotive Holdings Group, Ltd.	197,879	419,729
	Aveo Group	120,379	168,328
	AVJennings, Ltd.	78,694	31,942
	Bank of Queensland, Ltd.	290,830	1,852,490
	Bapcor, Ltd.	76,655	326,909
*	Base Resources, Ltd.	90,567	16,670
	Beach Energy, Ltd.	1,447,341	2,086,333
	Beacon Lighting Group, Ltd.	27,229	20,419
#	Bega Cheese, Ltd.	104,915	316,304
#*	Bellamy's Australia, Ltd.	35,728	244,426
	Bendigo & Adelaide Bank, Ltd.	254,763	1,994,277
	BHP Group, Ltd.	314,531	8,659,245
#	BHP Group, Ltd., Sponsored ADR	10,564	580,281
#	Bingo Industries, Ltd.	79,496	130,215
#	Blackmores, Ltd.	6,249	381,605
	BlueScope Steel, Ltd.	393,907	3,476,674
	Boral, Ltd.	426,326	1,494,107
	Brambles, Ltd.	80,792	722,678
	Breville Group, Ltd.	48,888	640,549
	Brickworks, Ltd.	65,526	747,403
*	Buru Energy, Ltd.	58,640	10,215
#	BWX, Ltd.	20,577	31,025
	Caltex Australia, Ltd.	28,268	519,935
	Capitol Health, Ltd.	405,792	62,154

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Cardno, Ltd.	201,915	$126,536
#*	Carnarvon Petroleum, Ltd.	152,995	42,538
	carsales.com, Ltd.	107,908	1,084,429
*	Cash Converters International, Ltd.	399,386	35,558
	Cedar Woods Properties, Ltd.	60,471	264,935
#	Challenger, Ltd.	199,549	961,309
	CIMIC Group, Ltd.	18,581	463,810
	Clean Seas Seafood, Ltd.	51,077	31,366
#*	Clean TeQ Holdings, Ltd.	158,476	45,201
	Cleanaway Waste Management, Ltd.	1,270,504	2,092,066
	Coca-Cola Amatil, Ltd.	42,962	310,944
	Cochlear, Ltd.	4,240	637,059
	Codan, Ltd.	71,514	197,111
*	Coles Group, Ltd.	34,155	331,617
#	Collection House, Ltd.	103,157	86,447
	Collins Foods, Ltd.	92,014	544,599
	Commonwealth Bank of Australia	41,283	2,316,867
	Computershare, Ltd.	32,124	346,048
#*	Cooper Energy, Ltd.	1,111,770	443,200
#	Corporate Travel Management, Ltd.	28,755	450,077
#	Costa Group Holdings, Ltd.	145,512	393,181
#	Credit Corp. Group, Ltd.	29,283	500,669
	Crown Resorts, Ltd.	24,872	201,100
*	CSG, Ltd.	179,470	22,154
	CSR, Ltd.	378,713	1,035,463
	Data#3, Ltd.	59,043	102,213
	Decmil Group, Ltd.	148,461	92,096
	Domain Holdings Australia, Ltd.	128,696	264,697
#	Domino's Pizza Enterprises, Ltd.	28,619	753,343
	Downer EDI, Ltd.	250,525	1,230,828
	DuluxGroup, Ltd.	191,856	1,223,432
	DWS, Ltd.	60,092	49,485
	Eclipx Group, Ltd.	253,382	250,617
	Elders, Ltd.	111,920	562,171
*	Electro Optic Systems Holdings, Ltd.	20,518	57,121
*	Emeco Holdings, Ltd.	57,607	89,620
*	Energy Resources of Australia, Ltd.	131,869	20,407
#*	Energy World Corp., Ltd.	944,535	62,651
	EQT Holdings, Ltd.	7,353	151,026
	ERM Power, Ltd.	53,500	66,167
	Estia Health, Ltd.	171,636	316,166
	Euroz, Ltd.	1,190	914
	EVENT Hospitality and Entertainment, Ltd.	61,414	521,735
	Evolution Mining, Ltd.	604,011	2,049,999
#*	FAR, Ltd.	947,843	40,043
	Finbar Group, Ltd.	18,455	11,086
*	Fleetwood Corp., Ltd.	85,236	101,234
	FlexiGroup, Ltd.	226,742	282,252
#	Flight Centre Travel Group, Ltd.	16,018	503,751
	Fortescue Metals Group, Ltd.	347,140	1,954,471
	G8 Education, Ltd.	224,058	442,914
#*	Galaxy Resources, Ltd.	66,018	57,153
	GBST Holdings, Ltd.	9,803	26,037
#	Genworth Mortgage Insurance Australia, Ltd.	225,484	521,553
#*	Gold Road Resources, Ltd.	387,738	363,598
	GrainCorp, Ltd., Class A	193,374	1,132,980
	Grange Resources, Ltd.	490,389	83,247
	GUD Holdings, Ltd.	47,128	305,298
#	GWA Group, Ltd.	182,032	445,079

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies, Ltd.	115,264	$302,410
#	Harvey Norman Holdings, Ltd.	470,009	1,407,545
	Healius, Ltd.	1,117,096	2,239,391
	Helloworld Travel, Ltd.	15,327	50,039
*	Horizon Oil, Ltd.	329,531	26,681
#	HT&E, Ltd.	228,291	272,416
	Huon Aquaculture Group, Ltd.	12,043	38,459
	IDP Education, Ltd.	63,235	826,494
	Iluka Resources, Ltd.	145,276	947,906
	Imdex, Ltd.	220,811	201,336
#*	IMF Bentham, Ltd.	124,669	291,159
	Incitec Pivot, Ltd.	752,145	1,785,770
	Independence Group NL	375,351	1,359,266
	Infigen Energy	247,239	79,947
	Infomedia, Ltd.	159,345	222,810
	Insurance Australia Group, Ltd.	74,489	438,723
#	Integrated Research, Ltd.	47,760	89,729
#	InvoCare, Ltd.	64,474	688,715
#	IOOF Holdings, Ltd.	233,688	928,525
	IRESS, Ltd.	60,653	580,022
#*	iSelect, Ltd.	232,334	101,592
#*	iSentia Group, Ltd.	76,936	13,622
	IVE Group, Ltd.	79,610	118,005
	James Hardie Industries P.L.C.	29,101	393,588
	James Hardie Industries P.L.C., Sponsored ADR	1,506	20,632
#	Japara Healthcare, Ltd.	207,952	148,640
#	JB Hi-Fi, Ltd.	66,619	1,366,564
	Jupiter Mines, Ltd.	603,649	166,677
#*	Karoon Energy, Ltd.	190,368	215,461
*	Kingsgate Consolidated, Ltd.	78,969	18,299
	LendLease Group	203,363	2,015,665
	Link Administration Holdings, Ltd.	226,925	785,930
*	Lucapa Diamond Co., Ltd.	177,349	19,094
#*	Lynas Corp., Ltd.	500,364	887,899
	MACA, Ltd.	225,090	144,557
*	Macmahon Holdings, Ltd.	971,526	119,346
	Macquarie Group, Ltd.	27,829	2,435,572
	Magellan Financial Group, Ltd.	50,667	2,127,818
	MaxiTRANS Industries, Ltd.	77,028	15,134
*	Mayne Pharma Group, Ltd.	1,149,384	413,453
	McMillan Shakespeare, Ltd.	37,927	359,112
	McPherson's, Ltd.	98,304	125,132
	Medibank Pvt, Ltd.	162,308	400,118
*	Medusa Mining, Ltd.	152,759	78,484
#*	Mesoblast, Ltd.	316,223	316,343
#*	Metals X, Ltd.	388,897	56,632
	Metcash, Ltd.	859,660	1,652,145
	Mineral Resources, Ltd.	104,774	1,138,699
*	MMA Offshore, Ltd.	529,550	79,687
#	MNF Group, Ltd.	17,380	42,176
	Monadelphous Group, Ltd.	44,913	578,429
	Monash IVF Group, Ltd.	158,334	164,703
	Money3 Corp., Ltd.	82,286	120,319
	Mortgage Choice, Ltd.	78,728	62,015
	Mount Gibson Iron, Ltd.	438,079	260,252
#*	Myer Holdings, Ltd.	1,564,665	575,535
	MyState, Ltd.	45,484	143,810
	National Australia Bank, Ltd.	245,462	4,780,564
	Navigator Global Investments, Ltd.	74,473	175,586

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Neometals, Ltd.	48,923	$6,343
	New Hope Corp., Ltd.	226,358	386,704
	Newcrest Mining, Ltd.	29,612	714,691
#*	NEXTDC, Ltd.	28,839	134,692
	nib holdings, Ltd.	223,236	1,216,684
#	Nick Scali, Ltd.	28,112	120,730
#	Nine Entertainment Co. Holdings, Ltd.	1,246,938	1,711,903
	Northern Star Resources, Ltd.	276,460	2,432,686
	NRW Holdings, Ltd.	306,647	508,387
#	Nufarm, Ltd.	213,623	709,536
	OFX Group, Ltd.	129,462	120,543
	Oil Search, Ltd.	189,349	916,897
	oOh!media, Ltd.	133,300	405,541
	Orica, Ltd.	14,991	223,338
	Origin Energy, Ltd.	279,545	1,512,661
	Orora, Ltd.	555,223	1,282,967
	OZ Minerals, Ltd.	278,580	1,932,127
#	Pacific Current Group, Ltd.	38,047	144,793
	Pacific Energy, Ltd.	53,348	35,516
	Pacific Smiles Group, Ltd.	19,058	17,153
	Pact Group Holdings, Ltd.	176,261	337,567
*	Panoramic Resources, Ltd.	285,194	65,493
#	Paragon Care, Ltd.	29,983	10,221
	Peet, Ltd.	268,322	217,075
	Pendal Group, Ltd.	92,668	492,783
#	Perpetual, Ltd.	21,792	586,267
#*	Perseus Mining, Ltd.	664,596	309,092
*	Pharmaxis, Ltd.	64,161	9,860
#	Pioneer Credit, Ltd.	19,143	31,118
#	Platinum Asset Management, Ltd.	114,905	376,827
	Premier Investments, Ltd.	36,642	394,219
*	Prime Media Group, Ltd.	259,087	40,028
	Pro Medicus, Ltd.	12,101	252,648
	Qantas Airways, Ltd.	239,721	933,232
	QBE Insurance Group, Ltd.	218,005	1,857,926
	QMS Media, Ltd.	169,652	110,017
	Qube Holdings, Ltd.	653,861	1,407,688
*	Ramelius Resources, Ltd.	330,244	225,481
	Ramsay Health Care, Ltd.	7,186	357,050
	REA Group, Ltd.	3,734	250,455
	Reckon, Ltd.	24,980	12,038
	Reece, Ltd.	4,702	33,820
#	Regis Healthcare, Ltd.	69,376	132,249
	Regis Resources, Ltd.	241,196	910,637
	Reject Shop, Ltd. (The)	25,896	37,191
	Resolute Mining, Ltd.	614,904	746,391
	Ridley Corp., Ltd.	143,594	108,804
	Rio Tinto, Ltd.	28,857	1,931,323
*	RPMGlobal Holdings, Ltd.	72,882	28,827
	Ruralco Holdings, Ltd.	24,809	72,044
	RXP Services, Ltd.	120,452	39,607
	Salmat, Ltd.	16,043	5,649
	Sandfire Resources NL	159,145	726,115
	Santos, Ltd.	636,008	3,133,718
*	Saracen Mineral Holdings, Ltd.	511,730	1,447,094
	SeaLink Travel Group, Ltd.	19,086	48,816
	Seek, Ltd.	26,845	382,180
	Select Harvests, Ltd.	69,828	355,037
*	Senex Energy, Ltd.	1,046,295	222,872

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Servcorp, Ltd.	42,286	$116,752
	Service Stream, Ltd.	183,283	373,364
#	Seven Group Holdings, Ltd.	23,564	288,897
*	Seven West Media, Ltd.	889,410	263,080
	SG Fleet Group, Ltd.	35,784	71,840
	Sigma Healthcare, Ltd.	2,722,570	1,107,664
*	Silver Chef, Ltd.	42,000	20,693
*	Silver Lake Resources, Ltd.	769,292	678,626
	Sims Metal Management, Ltd.	140,697	1,041,572
	Sonic Healthcare, Ltd.	10,671	204,231
	South32, Ltd.	1,016,112	2,162,043
	Southern Cross Media Group, Ltd.	644,998	588,674
#	SpeedCast International, Ltd.	198,889	254,673
	St Barbara, Ltd.	348,348	873,010
	Star Entertainment Grp, Ltd. (The)	544,080	1,535,636
	Steadfast Group, Ltd.	107,123	277,840
*	Strike Energy, Ltd.	73,965	6,323
	Suncorp Group, Ltd.	241,224	2,223,308
#*	Sundance Energy Australia, Ltd.	525,342	65,836
	Sunland Group, Ltd.	67,813	79,558
#	Super Retail Group, Ltd.	121,328	744,794
#*	Superloop, Ltd.	66,540	44,335
#*	Syrah Resources, Ltd.	322,970	188,634
	Tabcorp Holdings, Ltd.	337,310	1,034,762
	Tassal Group, Ltd.	155,711	548,037
	Technology One, Ltd.	134,332	700,993
	Telstra Corp., Ltd.	35,424	96,046
#*	Thorn Group, Ltd.	129,334	22,980
*	Tiger Resources, Ltd.	335,407	126
	TPG Telecom, Ltd.	83,532	397,507
#	Treasury Wine Estates, Ltd.	16,700	200,800
*	Troy Resources, Ltd.	258,080	16,827
	Villa World, Ltd.	113,720	182,059
*	Village Roadshow, Ltd.	86,932	157,289
*	Virgin Australia Holdings, Ltd.	2,256,515	254,905
	Virtus Health, Ltd.	66,783	233,157
	Vita Group, Ltd.	121,246	101,567
*	Vocus Group, Ltd.	507,362	1,116,624
	Webjet, Ltd.	27,403	253,411
	Wesfarmers, Ltd.	34,155	914,679
	Western Areas, Ltd.	232,287	344,769
#*	Westgold Resources, Ltd.	169,233	222,825
#	Westpac Banking Corp.	198,093	3,886,566
#	Westpac Banking Corp., Sponsored ADR	17,788	349,178
	Whitehaven Coal, Ltd.	520,859	1,305,372
	Woodside Petroleum, Ltd.	85,748	2,022,021
	Woolworths Group, Ltd.	9,211	224,567
	WorleyParsons, Ltd.	193,983	2,125,580
	WPP AUNZ, Ltd.	265,697	117,600
TOTAL AUSTRALIA			164,920,708
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	10,200	195,092
	ANDRITZ AG	37,161	1,323,600
	Atrium European Real Estate, Ltd.	22,623	92,636
	Austria Technologie & Systemtechnik AG	25,068	402,858
	CA Immobilien Anlagen AG	14,604	514,404
	DO & CO AG	4,008	353,314
	Erste Group Bank AG	27,781	997,135

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	EVN AG	32,503	$515,779
#	FACC AG	10,306	122,205
	Flughafen Wien AG	2,852	125,912
	IMMOFINANZ AG	758	20,194
	Kapsch TrafficCom AG	2,499	88,316
#	Lenzing AG	4,527	461,767
	Mayr Melnhof Karton AG	3,325	420,130
	Oberbank AG	847	89,460
	Oesterreichische Post AG	16,719	558,430
	OMV AG	41,501	2,076,586
	Palfinger AG	8,726	225,515
#	POLYTEC Holding AG	8,231	79,986
#	Porr AG	6,557	143,024
	Raiffeisen Bank International AG	91,287	2,140,826
	Rosenbauer International AG	1,017	48,047
	S IMMO AG	15,940	352,065
	Schoeller-Bleckmann Oilfield Equipment AG	5,463	434,549
#*	Semperit AG Holding	6,249	87,237
	Strabag SE	13,652	438,088
	Telekom Austria AG	82,988	612,944
	UBM Development AG	2,512	111,459
	UNIQA Insurance Group AG	110,469	989,810
	Verbund AG	4,978	277,804
	Vienna Insurance Group AG Wiener Versicherung Gruppe	30,284	776,143
#	Voestalpine AG	29,355	774,953
	Wienerberger AG	13,837	316,288
*	Zumtobel Group AG	14,899	124,583
TOTAL AUSTRIA			16,291,139
BELGIUM — (1.3%)
	Ackermans & van Haaren NV	14,462	2,106,573
	Ageas	77,812	4,177,439
*	AGFA-Gevaert NV	171,453	690,532
	Anheuser-Busch InBev SA	27,589	2,773,704
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	649,099
	Atenor	2,049	164,222
	Banque Nationale de Belgique	69	177,758
	Barco NV	4,206	878,362
	Bekaert SA	38,406	1,081,492
#	bpost SA	64,862	603,101
	Cie d'Entreprises CFE	6,509	572,010
	Colruyt SA	18,328	955,002
	Deceuninck NV	56,289	125,638
	D'ieteren SA	26,398	1,236,316
#	Econocom Group SA	105,654	348,946
	Elia System Operator SA	3,076	234,194
	Euronav NV	125,013	1,052,182
	EVS Broadcast Equipment SA	8,451	200,865
*	Exmar NV	27,285	179,799
	Fagron	23,629	392,356
	Gimv NV	10,719	629,168
#	Immobel SA	1,566	106,681
	KBC Group NV	27,681	1,779,827
	Kinepolis Group NV	8,679	512,065
	Lotus Bakeries NV	113	294,517
#	Melexis NV	10,065	688,923
#*	Nyrstar NV	67,523	43,883
#	Ontex Group NV	57,618	949,255
	Orange Belgium SA	29,651	676,462

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Oxurion NV	34,733	$210,684
	Picanol	1,255	90,288
	Proximus SADP	25,907	738,656
	Recticel SA	38,118	307,195
	Resilux	847	133,772
	Roularta Media Group NV	1,845	25,502
	Sioen Industries NV	8,233	227,035
#	Sipef NV	4,559	206,616
	Solvay SA	27,929	2,859,789
	Telenet Group Holding NV	7,352	361,093
	TER Beke SA	539	68,947
*	Tessenderlo Group SA	27,512	861,260
	UCB SA	9,653	752,707
#	Umicore SA	14,182	443,948
	Van de Velde NV	3,155	90,382
*	Viohalco SA	25,814	118,851
TOTAL BELGIUM			31,777,096
CANADA — (9.3%)
#*	5N Plus, Inc.	52,215	87,829
	Absolute Software Corp.	14,551	81,696
	Acadian Timber Corp.	7,976	101,649
#*	Advantage Oil & Gas, Ltd.	374,974	536,976
	Aecon Group, Inc.	54,635	841,175
#*	Africa Oil Corp.	329,400	297,004
	AG Growth International, Inc.	8,060	329,655
	AGF Management, Ltd., Class B	162,213	629,312
#	Agnico Eagle Mines, Ltd.	5,163	269,663
#*	Aimia, Inc.	54,074	153,233
*	Air Canada	18,500	636,524
	AirBoss of America Corp.	12,431	81,850
	AKITA Drilling, Ltd., Class A	22,337	41,973
*	Alacer Gold Corp.	319,021	1,269,026
	Alamos Gold, Inc., Class A	343,270	2,252,398
	Alamos Gold, Inc., Class A	61,980	405,969
#	Alaris Royalty Corp.	41,723	641,746
#	Alcanna, Inc.	27,455	131,471
	Algoma Central Corp.	4,796	46,550
	Algonquin Power & Utilities Corp.	24,600	306,428
#*	Alio Gold, Inc.	16,660	13,507
#	AltaGas, Ltd.	111,105	1,701,343
	Altius Minerals Corp.	16,500	161,149
	Altus Group, Ltd.	11,466	291,124
#*	Americas Silver Corp.	27,100	73,920
*	Amerigo Resources, Ltd.	77,500	41,692
	Andrew Peller, Ltd., Class A	14,100	150,423
*	Aphria, Inc.	27,554	148,241
	ARC Resources, Ltd.	320,716	1,640,274
*	Argonaut Gold, Inc.	172,203	301,401
#*	Asanko Gold, Inc.	123,493	96,377
	Atco, Ltd., Class I	4,600	153,322
#*	Athabasca Oil Corp.	419,433	225,638
*	ATS Automation Tooling Systems, Inc.	18,045	289,174
#*	Aurora Cannabis, Inc.	28,300	176,687
#	AutoCanada, Inc.	31,919	218,630
*	B2Gold Corp.	814,626	2,598,557
	Badger Daylighting, Ltd.	20,326	734,003
#	Bank of Montreal	15,646	1,171,257
	Bank of Montreal	50,694	3,792,418

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (The)	20,572	$1,098,275
	Bank of Nova Scotia (The)	96,755	5,164,782
	Barrick Gold Corp.	287,370	4,672,636
	Barrick Gold Corp.	15,608	259,061
*	Bausch Health Cos., Inc.	113,222	2,713,931
#*	Baytex Energy Corp.	415,870	633,353
*	Baytex Energy Corp.	31,128	47,315
	BCE, Inc.	2,100	94,896
	Birchcliff Energy, Ltd.	238,254	474,775
#	Bird Construction, Inc.	22,559	92,814
*	Black Diamond Group, Ltd.	31,657	44,374
*	BlackBerry, Ltd.	93,017	678,704
*	BlackBerry, Ltd.	7,239	52,845
#*	BNK Petroleum, Inc.	74,000	12,896
*	Bombardier, Inc., Class A	9,900	17,028
*	Bombardier, Inc., Class B	114,760	197,382
#	Bonavista Energy Corp.	587,657	240,442
#	Bonterra Energy Corp.	25,174	97,087
	Boralex, Inc., Class A	33,304	503,673
	Bridgemarq Real Estate Services	1,900	20,371
	BRP, Inc.	9,500	334,638
	CAE, Inc.	16,827	453,760
	CAE, Inc.	4,303	116,009
#*	Calfrac Well Services, Ltd.	114,532	154,468
	Calian Group, Ltd.	3,733	95,093
	Cameco Corp.	81,096	744,722
#	Cameco Corp.	103,997	955,732
	Canaccord Genuity Group, Inc.	103,597	433,288
*	Canacol Energy, Ltd.	82,319	313,732
	Canadian Imperial Bank of Commerce	13,342	1,049,629
	Canadian Imperial Bank of Commerce	26,962	2,121,101
	Canadian Natural Resources, Ltd.	7,504	190,073
	Canadian Natural Resources, Ltd.	173,634	4,389,468
#	Canadian Tire Corp., Ltd., Class A	8,816	962,626
#	Canadian Western Bank	101,318	2,366,748
*	Canfor Corp.	70,590	509,181
	Canfor Pulp Products, Inc.	30,049	210,147
#	CanWel Building Materials Group, Ltd.	55,021	191,769
	Capital Power Corp.	23,284	522,558
#*	Capstone Mining Corp.	369,485	153,975
#	Cardinal Energy, Ltd.	103,611	195,477
	Cargojet, Inc.	1,500	103,186
	Cascades, Inc.	65,872	603,419
	CCL Industries, Inc., Class B	33,170	1,658,751
*	Celestica, Inc.	63,697	451,612
*	Celestica, Inc.	21,177	150,668
	Cenovus Energy, Inc.	117,649	1,093,767
#	Cenovus Energy, Inc.	70,959	658,500
*	Centerra Gold, Inc.	195,224	1,559,067
*	Centerra Gold, Inc.	935	7,458
	Cervus Equipment Corp.	7,336	61,643
#	CES Energy Solutions Corp.	117,152	168,653
*	CGI, Inc.	299	23,002
*	CGI, Inc.	600	46,180
#	Chesswood Group, Ltd.	10,697	79,915
*	China Gold International Resources Corp., Ltd.	280,928	319,285
	CI Financial Corp.	14,539	225,389
#	Cineplex, Inc.	32,455	582,803
#	Clearwater Seafoods, Inc.	10,558	42,398

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cogeco Communications, Inc.	13,878	$1,096,002
	Cogeco, Inc.	6,264	446,140
	Colliers International Group, Inc.	4,219	306,499
	Colliers International Group, Inc.	5,285	383,480
	Computer Modelling Group, Ltd.	45,922	228,253
*	Conifex Timber, Inc.	5,900	3,666
#	Constellation Software, Inc.	1,092	1,038,956
*	Continental Gold, Inc.	136,550	400,400
#*	Copper Mountain Mining Corp.	202,583	121,261
	Corby Spirit and Wine, Ltd.	4,950	65,897
*	Corridor Resources, Inc.	5,600	2,800
	Corus Entertainment, Inc., Class B	467,405	1,795,532
	Cott Corp.	10,709	136,968
	Cott Corp.	50,909	651,503
	Crescent Point Energy Corp.	244,457	811,277
#	Crescent Point Energy Corp.	94,326	312,220
*	Crew Energy, Inc.	221,085	123,960
*	CRH Medical Corp.	23,040	61,973
#*	Delphi Energy Corp.	397,454	42,161
#*	Denison Mines Corp.	414,890	201,189
*	Detour Gold Corp.	159,835	2,441,486
#*	DHX Media, Ltd.	98,498	140,306
*	DIRTT Environmental Solutions	26,200	137,372
#	Dollarama, Inc.	14,598	540,871
	Dorel Industries, Inc., Class B	31,018	219,274
	DREAM Unlimited Corp., Class A	44,042	279,309
*	Dundee Precious Metals, Inc.	132,315	447,132
	ECN Capital Corp.	252,355	904,409
	E-L Financial Corp., Ltd.	275	156,274
*	Eldorado Gold Corp.	144,542	1,108,320
	Element Fleet Management Corp.	316,846	2,410,315
	Empire Co., Ltd., Class A	42,851	1,134,100
	Enbridge, Inc.	606	20,235
	Encana Corp.	233,842	1,068,395
	Encana Corp.	130,652	597,080
#*	Endeavour Mining Corp.	35,369	660,852
#*	Endeavour Silver Corp.	7,980	18,381
	Enerflex, Ltd.	82,931	1,043,707
#*	Energy Fuels, Inc.	50,805	92,388
#*	Energy Fuels, Inc.	2,144	3,902
#	Enerplus Corp.	28,093	186,251
	Enerplus Corp.	122,564	811,374
	Enghouse Systems, Ltd.	21,432	561,214
	Ensign Energy Services, Inc.	132,667	417,160
*	Epsilon Energy, Ltd.	17,638	66,674
#	Equitable Group, Inc.	11,835	826,782
#*	Essential Energy Services Trust	168,421	41,474
	Evertz Technologies, Ltd.	13,926	201,536
#	Exchange Income Corp.	14,690	414,276
	Exco Technologies, Ltd.	24,917	157,454
#*	EXFO, Inc.	48	187
#	Extendicare, Inc.	52,304	355,087
	Fairfax Financial Holdings, Ltd.	6,483	3,003,508
	Fiera Capital Corp.	26,571	225,686
	Finning International, Inc.	45,189	781,340
	Firm Capital Mortgage Investment Corp.	28,200	295,718
	First Capital Realty, Inc.	8,008	132,577
#*	First Majestic Silver Corp.	83,734	789,884
*	First Majestic Silver Corp.	26,297	247,718

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	First Mining Gold Corp.	344,000	$70,374
	First National Financial Corp.	8,600	213,404
	First Quantum Minerals, Ltd.	170,930	1,574,867
	FirstService Corp.	4,382	459,540
	FirstService Corp.	4,219	442,742
#*	Fission Uranium Corp.	337,775	94,694
*	Fortuna Silver Mines, Inc.	154,992	583,657
	Franco-Nevada Corp.	3,100	269,412
#	Freehold Royalties, Ltd.	80,242	495,509
	Frontera Energy Corp.	5,271	53,437
	Gamehost, Inc.	12,082	83,763
*	Gear Energy, Ltd.	139,903	51,942
	Genesis Land Development Corp.	10,800	20,744
#	Genworth MI Canada, Inc.	42,303	1,561,281
	George Weston, Ltd.	8,430	666,710
	Gildan Activewear, Inc.	13,046	513,814
*	Glacier Media, Inc.	3,000	1,693
	GMP Capital, Inc.	44,285	91,268
#	goeasy, Ltd.	9,293	399,378
*	Golden Star Resources, Ltd.	26,556	94,570
*	GoldMoney, Inc.	16,400	27,772
#*	Gran Tierra Energy, Inc.	1,100	1,793
#*	Gran Tierra Energy, Inc.	362,792	588,252
*	Great Canadian Gaming Corp.	30,568	1,014,919
#*	Great Panther Mining, Ltd.	45,508	36,895
	Great-West Lifeco, Inc.	39,600	869,532
	Guardian Capital Group, Ltd., Class A	6,433	123,805
*	Guyana Goldfields, Inc.	142,451	120,886
*	Heroux-Devtek, Inc.	28,896	415,990
#	High Arctic Energy Services, Inc.	20,900	50,516
#	High Liner Foods, Inc.	15,514	125,541
#*	Home Capital Group, Inc.	77,691	1,398,061
	Horizon North Logistics, Inc.	139,678	177,799
	Hudbay Minerals, Inc.	3,790	18,382
	Hudbay Minerals, Inc.	560,344	2,721,477
#	Hudson's Bay Co.	95,765	712,542
	Husky Energy, Inc.	167,609	1,300,433
*	IA Financial Crop., Inc.	62,823	2,520,917
*	IAMGOLD Corp.	393,526	1,431,220
*	IAMGOLD Corp.	23,010	83,526
*	IBI Group, Inc.	12,400	48,104
	IGM Financial, Inc.	5,200	143,652
#*	Imperial Metals Corp.	48,966	92,753
	Imperial Oil, Ltd.	18,876	516,880
	Imperial Oil, Ltd.	13,622	373,107
*	Indigo Books & Music, Inc.	5,542	33,908
	Information Services Corp.	7,500	92,003
	Innergex Renewable Energy, Inc.	49,695	565,937
	Intact Financial Corp.	2,000	186,422
	Inter Pipeline, Ltd.	28,078	472,505
*	Interfor Corp.	61,112	554,259
*	Intertain Group, Ltd. (The)	9,352	77,449
	Intertape Polymer Group, Inc.	36,164	498,152
	Invesque, Inc.	6,700	49,446
*	IPL Plastics, Inc.	1,700	10,433
*	Ivanhoe Mines, Ltd., Class A	426,127	1,336,692
	Jamieson Wellness, Inc.	2,700	42,184
#	Just Energy Group, Inc.	29,108	101,232
	Just Energy Group, Inc.	2,300	7,981

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	K-Bro Linen, Inc.	4,928	$147,302
*	Kelt Exploration, Ltd.	132,053	418,230
	Keyera Corp.	21,200	539,397
*	Kinaxis, Inc.	3,542	222,804
*	Kinross Gold Corp.	886,903	3,588,469
*	Kinross Gold Corp.	10,211	41,048
	Kirkland Lake Gold, Ltd.	86,147	3,562,588
*	Knight Therapeutics, Inc.	104,543	593,292
	KP Tissue, Inc.	5,500	34,005
	Labrador Iron Ore Royalty Corp.	15,951	380,223
#	Laurentian Bank of Canada	36,417	1,252,990
*	Leagold Mining Corp.	64,946	101,863
	Leon's Furniture, Ltd.	17,338	202,307
	Linamar Corp.	43,228	1,464,079
	Loblaw Cos., Ltd.	8,093	419,899
	Lucara Diamond Corp.	293,275	328,873
#*	Lundin Gold, Inc.	29,100	172,422
	Lundin Mining Corp.	428,416	2,074,237
	Magellan Aerospace Corp.	16,036	198,658
	Magna International, Inc.	55,944	2,821,361
	Magna International, Inc.	90,175	4,546,623
*	Mainstreet Equity Corp.	1,005	46,450
*	Major Drilling Group International, Inc.	81,529	272,422
*	Mandalay Resources Corp.	2,837	2,816
	Manulife Financial Corp.	24,401	441,873
	Manulife Financial Corp.	127,943	2,313,209
	Maple Leaf Foods, Inc.	36,654	859,555
	Martinrea International, Inc.	78,475	642,760
*	Mav Beauty Brands, Inc.	7,900	41,182
*	Maxim Power Corp.	2,200	3,167
	Mediagrif Interactive Technologies, Inc.	5,000	24,208
#	Medical Facilities Corp.	32,241	303,649
#*	MEG Energy Corp.	221,989	933,504
	Melcor Developments, Ltd.	6,353	64,021
	Methanex Corp.	15,900	625,856
	Methanex Corp.	2,714	106,687
	Metro, Inc.	27,451	1,073,677
	Morguard Corp.	800	111,538
	Morneau Shepell, Inc.	15,425	355,063
	MTY Food Group, Inc.	6,374	316,264
#	Mullen Group, Ltd.	92,951	710,619
#	National Bank of Canada	56,678	2,743,287
	Neo Performance Materials, Inc.	2,600	23,798
*	New Gold, Inc.	1,136,582	1,515,672
	NFI Group, Inc.	36,846	812,410
	Norbord, Inc.	4,916	113,942
	Norbord, Inc.	3,586	83,052
	North American Construction Group, Ltd.	12,646	158,578
	North American Construction Group, Ltd.	11,011	137,638
	North West Co., Inc. (The)	28,608	654,832
	Northland Power, Inc.	52,350	996,387
	Nutrien, Ltd.	16,877	925,307
	Nutrien, Ltd.	24,983	1,369,333
*	NuVista Energy, Ltd.	144,490	297,782
#*	Obsidian Energy, Ltd.	55,877	60,966
*	Obsidian Energy, Ltd.	11,417	12,445
	OceanaGold Corp.	555,773	1,507,552
	Onex Corp.	16,735	1,010,973
	Open Text Corp.	12,400	528,865

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Orbite Technologies, Inc.	121,500	$3,645
#	Osisko Gold Royalties, Ltd.	84,023	991,237
#	Osisko Gold Royalties, Ltd.	8,457	99,793
#*	Osisko Mining, Inc.	15,400	39,789
#*	Painted Pony Energy, Ltd.	227,952	160,627
	Pan American Silver Corp.	54,722	833,396
#	Pan American Silver Corp.	128,361	1,949,798
#*	Paramount Resources, Ltd., Class A	48,237	290,196
*	Parex Resources, Inc.	106,830	1,826,098
	Park Lawn Corp.	6,834	142,863
#	Parkland Fuel Corp.	18,208	595,023
	Pason Systems, Inc.	39,378	529,297
	Pembina Pipeline Corp.	8,954	324,890
	Pembina Pipeline Corp.	82	2,976
#*	Pengrowth Energy Corp.	402,204	132,565
#	Peyto Exploration & Development Corp.	143,154	433,866
*	PHX Energy Services Corp.	34,852	67,074
#*	Pine Cliff Energy, Ltd.	141,100	14,433
	Pizza Pizza Royalty Corp.	20,206	147,587
	Polaris Infrastructure, Inc.	13,640	142,312
#	PrairieSky Royalty, Ltd.	43,668	584,975
*	Precision Drilling Corp.	220,292	378,893
*	Precision Drilling Corp.	59,993	102,588
#*	Premier Gold Mines, Ltd.	154,180	259,342
	Premium Brands Holdings Corp.	14,439	1,050,815
*	Pretium Resources, Inc.	36,986	401,023
#*	Pulse Seismic, Inc.	33,004	58,141
#	Quarterhill, Inc.	179,331	221,480
	Quebecor, Inc., Class B	32,000	724,958
#*	Questerre Energy Corp., Class A	62,560	9,954
*	Real Matters, Inc.	4,900	31,929
#	Recipe Unlimited Corp.	9,811	199,744
	Reitmans Canada, Ltd., Class A	33,999	70,842
	Richelieu Hardware, Ltd.	26,280	518,910
	Ritchie Bros Auctioneers, Inc.	1,000	36,104
	Ritchie Bros Auctioneers, Inc.	627	22,628
	Rocky Mountain Dealerships, Inc.	13,878	75,605
	Rogers Sugar, Inc.	87,367	373,352
	Royal Bank of Canada	13,700	1,081,841
#	Royal Bank of Canada	21,014	1,658,215
	Russel Metals, Inc.	56,561	896,971
*	Sabina Gold & Silver Corp.	168,500	186,399
#*	Sandstorm Gold, Ltd.	162,434	999,367
	Saputo, Inc.	11,022	332,881
#	Savaria Corp.	5,800	52,691
	Secure Energy Services, Inc.	154,863	823,714
*	SEMAFO, Inc.	290,874	1,165,876
*	Seven Generations Energy, Ltd., Class A	216,978	1,205,068
	Shaw Communications, Inc., Class B	4,836	94,793
	Shaw Communications, Inc., Class B	18,675	365,656
	ShawCor, Ltd.	52,841	691,842
	Sienna Senior Living, Inc.	20,011	300,210
#*	Sierra Wireless, Inc.	8,700	102,636
*	Sierra Wireless, Inc.	23,281	274,250
#	Sleep Country Canada Holdings, Inc.	20,571	289,752
#	SNC-Lavalin Group, Inc.	6,173	97,660
*	Spin Master Corp.	3,794	107,800
#	Sprott, Inc.	87,358	256,820
*	SSR Mining, Inc.	85,329	1,318,274

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	SSR Mining, Inc.	20,715	$319,011
	Stantec, Inc.	13,024	310,255
	Stantec, Inc.	4,216	100,383
*	Stars Group, Inc. (The)	31,674	492,941
#*	Stars Group, Inc. (The)	60,856	946,311
	Stella-Jones, Inc.	17,350	541,218
#*	STEP Energy Services, Ltd.	17,087	22,657
*	Stornoway Diamond Corp.	375,613	7,115
*	Strad, Inc.	4,059	5,382
#	Stuart Olson, Inc.	25,950	68,424
	Sun Life Financial, Inc.	1,041	43,255
	Sun Life Financial, Inc.	38,619	1,598,440
	Suncor Energy, Inc.	100,053	2,870,885
	Suncor Energy, Inc.	125,816	3,610,919
*	SunOpta, Inc.	24,983	71,202
*	SunOpta, Inc.	18,909	53,870
#	Superior Plus Corp.	107,681	1,075,341
	Supremex, Inc.	12,500	23,678
#	Surge Energy, Inc.	285,984	273,026
*	Tamarack Valley Energy, Ltd.	183,888	300,953
*	Taseko Mines, Ltd.	274,729	126,977
	TC Energy Corp.	5,300	259,498
	TC Energy Corp.	3,670	179,683
	Teck Resources, Ltd., Class A	1,200	24,776
	Teck Resources, Ltd., Class B	10,991	224,850
	Teck Resources, Ltd., Class B	260,318	5,333,916
	TELUS Corp.	10,600	381,015
*	Teranga Gold Corp.	80,844	314,236
*	Tervita Corp.	12,225	61,875
	TFI International, Inc.	52,527	1,661,617
	Thomson Reuters Corp.	5,324	357,569
	Tidewater Midstream and Infrastructure, Ltd.	98,700	95,724
#	Timbercreek Financial Corp.	29,372	215,650
#*	TMAC Resources, Inc.	24,198	109,458
	TMX Group, Ltd.	23,886	1,773,985
#	TORC Oil & Gas, Ltd.	173,646	540,752
*	Torex Gold Resources, Inc.	78,251	1,007,936
	Toromont Industries, Ltd.	22,041	1,105,557
	Toronto-Dominion Bank (The)	41,258	2,411,770
	Toronto-Dominion Bank (The)	5,699	333,050
	Total Energy Services, Inc.	38,348	202,230
	Tourmaline Oil Corp.	154,791	2,040,736
	TransAlta Corp.	127,054	778,805
	TransAlta Corp.	125,991	771,065
	TransAlta Renewables, Inc.	30,843	319,928
	Transcontinental, Inc., Class A	62,632	720,377
	TransGlobe Energy Corp.	67,575	104,962
#*	Trevali Mining Corp.	532,871	100,938
#*	Trican Well Service, Ltd.	283,502	208,363
	Tricon Capital Group, Inc.	34,103	258,137
*	Trisura Group, Ltd.	5,500	123,352
*	Turquoise Hill Resources, Ltd.	377,373	214,449
*	Turquoise Hill Resources, Ltd.	17,904	10,390
	Uni-Select, Inc.	34,720	315,684
	Valener, Inc.	12,689	249,011
#	Vermilion Energy, Inc.	19,058	341,508
	Vermilion Energy, Inc.	18,044	323,709
	Wajax Corp.	20,209	232,745
*	Wesdome Gold Mines Ltd.	65,176	331,855

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	West Fraser Timber Co., Ltd.	32,370	$1,265,319
#	Western Forest Products, Inc.	383,165	412,255
	WestJet Airlines, Ltd.	4,300	100,218
#	Westshore Terminals Investment Corp.	29,089	458,882
	Wheaton Precious Metals Corp.	16,588	433,279
#	Whitecap Resources, Inc.	350,920	1,127,368
	Winpak, Ltd.	12,777	440,099
	WSP Global, Inc.	5,785	326,288
	Yamana Gold, Inc.	782,730	2,312,961
#	Yamana Gold, Inc.	6,868	20,261
*	Yangarra Resources, Ltd.	77,500	113,332
#*	Yellow Pages, Ltd.	19,713	119,192
TOTAL CANADA			237,890,426
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	320,500	124,900
	China Flavors & Fragrances Co., Ltd.	220,437	46,445
*	China Medical & HealthCare Group, Ltd.	620,000	13,210
TOTAL CHINA			184,555
DENMARK — (1.7%)
*	Agat Ejendomme A.S.	105,826	61,128
*	ALK-Abello A.S.	4,757	1,075,944
	Alm Brand A.S.	53,749	480,525
#	Ambu A.S., Class B	34,603	506,716
	AP Moller - Maersk A.S., Class A	279	298,664
	AP Moller - Maersk A.S., Class B	537	602,969
*	Bang & Olufsen A.S.	27,824	179,170
	BankNordik P/F	3,257	53,761
#*	Bavarian Nordic A.S.	24,043	659,303
	Brodrene Hartmann A.S.	1,905	90,478
	Carlsberg A.S., Class B	13,236	1,807,902
	Chr Hansen Holding A.S.	18,181	1,587,508
	Columbus A.S.	64,216	111,979
	D/S Norden A.S.	23,429	350,575
	Danske Bank A.S.	66,651	989,272
#*	Demant A.S.	15,785	465,061
	DFDS A.S.	27,847	1,025,652
*	Drilling Co. of 1972 A.S. (The)	1,632	110,717
	DSV A.S.	17,706	1,689,928
	FLSmidth & Co. A.S.	30,782	1,260,749
*	Genmab A.S.	1,887	349,484
	GN Store Nord A.S.	95,918	4,549,903
	H Lundbeck A.S.	35,823	1,380,964
*	H+H International A.S., Class B	15,858	226,951
	Harboes Bryggeri A.S., Class B	1,400	16,071
#	ISS A.S.	99,612	2,793,572
	Jeudan A.S.	223	33,668
*	Jyske Bank A.S.	56,750	1,808,605
	Matas A.S.	31,058	320,267
*	Nilfisk Holding A.S.	25,023	633,429
*	NKT A.S.	20,459	300,404
	NNIT A.S.	7,025	109,220
	Novo Nordisk A.S., Class B	22,932	1,101,179
	Novozymes A.S., Class B	9,977	461,388
	Pandora A.S.	24,576	942,054
	Parken Sport & Entertainment A.S.	3,780	66,151
	Per Aarsleff Holding A.S.	17,245	568,230

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank A.S.	22,409	$1,531,441
	Rockwool International A.S., Class A	853	187,359
	Rockwool International A.S., Class B	5,138	1,254,038
	Royal Unibrew A.S.	32,337	2,409,832
	RTX A.S.	6,404	151,802
	Scandinavian Tobacco Group A.S., Class A	47,198	498,120
	Schouw & Co., A.S.	10,293	766,126
	SimCorp A.S.	17,341	1,562,986
	Solar A.S., Class B	4,464	204,726
	Spar Nord Bank A.S.	72,127	636,668
	Sydbank A.S.	55,133	959,145
	Tivoli A.S.	178	18,135
	Topdanmark A.S.	43,920	2,251,163
*	TORM P.L.C.	7,892	65,026
	Tryg A.S.	13,001	396,806
	United International Enterprises	1,211	228,768
	Vestas Wind Systems A.S.	13,613	1,117,103
*	Vestjysk Bank A.S.	289,194	176,470
*	Zealand Pharma A.S.	12,208	273,429
TOTAL DENMARK			43,758,684
FINLAND — (1.8%)
*	Adapteo Oyj	29,972	350,559
#*	Afarak Group Oyj	36,473	34,505
#	Ahlstrom-Munksjo Oyj	16,442	270,748
	Aktia Bank Oyj	34,793	329,442
	Alandsbanken Abp, Class B	5	82
	Alma Media Oyj	15,120	107,250
	Apetit Oyj	2,895	27,538
	Aspo Oyj	13,169	130,870
	Atria Oyj	10,467	88,230
#*	BasWare Oyj	992	19,494
#	Bittium Oyj	20,817	160,951
	Cargotec Oyj, Class B	31,418	930,210
	Caverion Oyj	6,883	45,710
	Citycon Oyj	11,064	112,796
	Cramo Oyj	29,972	260,124
	Digia Oyj	5,011	18,142
	Elisa Oyj	45,138	2,120,222
	Finnair Oyj	55,961	394,317
	Fiskars Oyj Abp	25,405	371,527
	Fortum Oyj	115,160	2,641,728
*	F-Secure Oyj	41,859	122,536
	Glaston Oyj ABP	650	890
*	HKScan Oyj, Class A	27,319	48,043
#	Huhtamaki Oyj	51,299	1,948,668
	Ilkka-Yhtyma Oyj	7,050	28,444
	Kemira Oyj	87,648	1,292,712
	Kesko Oyj, Class A	3,096	174,291
	Kesko Oyj, Class B	30,173	1,827,208
	Kone Oyj, Class B	18,181	1,035,834
#	Konecranes Oyj	28,499	834,493
	Lassila & Tikanoja Oyj	29,795	453,204
#	Metsa Board Oyj	125,806	627,560
	Metso Oyj	55,305	2,125,111
#	Neste Oyj	41,742	1,381,505
#	Nokia Oyj	106,747	575,329
	Nokia Oyj	143,713	777,413
	Nokian Renkaat Oyj	61,125	1,752,369

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	212,648	$1,364,193
	Olvi Oyj, Class A	9,261	360,764
	Oriola Oyj, Class B	109,357	246,561
	Orion Oyj, Class A	9,202	317,182
	Orion Oyj, Class B	53,221	1,820,705
#	Outokumpu Oyj	261,645	748,712
*	Outotec Oyj	92,196	575,490
#	Pihlajalinna Oyj	9,285	113,027
	Ponsse Oyj	6,228	195,784
*	QT Group Oyj	2,279	33,068
	Raisio Oyj, Class V	91,359	317,922
	Revenio Group Oyj	10,609	239,058
	Sampo Oyj, Class A	29,357	1,219,007
	Sanoma Oyj	54,868	543,151
*	SRV Group Oyj	11,475	19,569
*	Stockmann Oyj Abp, Class A	2,666	6,733
#*	Stockmann Oyj Abp, Class B	27,220	60,561
#	Stora Enso Oyj, Class R	257,106	2,960,938
	Tieto Oyj	29,564	754,153
	Tikkurila Oyj	30,785	478,394
	Tokmanni Group Corp.	6,367	57,571
	UPM-Kymmene Oyj	228,744	6,165,794
	Uponor Oyj	56,120	589,507
	Vaisala Oyj, Class A	9,648	217,960
#	Valmet Oyj	61,016	1,184,781
	Wartsila Oyj Abp	54,226	681,280
#	YIT Oyj	127,829	707,357
TOTAL FINLAND			45,399,277
FRANCE — (6.9%)
	ABC arbitrage	12,945	90,402
	Accor SA	7,050	314,538
	Actia Group	10,087	50,986
	Aeroports de Paris	2,541	436,823
*	Air France-KLM	181,859	1,895,783
	Air Liquide SA	7,158	988,064
	Akka Technologies	6,256	441,821
	AKWEL	10,593	208,188
	Albioma SA	23,375	620,541
#	Alstom SA	17,042	733,978
	Altamir	17,275	308,927
	Alten SA	11,932	1,476,101
	Altran Technologies SA	175,420	2,767,313
	Amundi SA	6,691	460,371
	APRIL SA	10,426	250,118
	Arkema SA	50,957	4,586,413
	Assystem SA	5,434	230,848
	Atos SE	19,717	1,585,463
	Aubay	4,684	164,755
	AXA SA, Sponsored ADR	12,088	302,804
	AXA SA	114,521	2,884,583
	Axway Software SA	4,951	68,840
*	Baikowski SAS	1,125	20,689
	Bastide le Confort Medical	2,869	116,631
	Beneteau SA	28,410	296,027
	Bigben Interactive	15,109	202,628
	BioMerieux	12,168	1,029,691
	BNP Paribas SA	90,176	4,220,238
	Boiron SA	5,728	254,486

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Bollore SA	169,689	$729,719
	Bonduelle SCA	14,170	419,229
#*	Bourbon Corp.	24,458	95,033
	Bouygues SA	91,343	3,269,969
	Bureau Veritas SA	24,625	613,586
	Burelle SA	44	41,274
	Capgemini SE	10,331	1,311,668
#	Carrefour SA	101,733	1,954,938
#	Casino Guichard Perrachon SA	18,803	695,686
	Catering International Services	1,201	15,861
*	Cegedim SA	3,793	116,985
#*	CGG SA	445,661	977,616
#	Chargeurs SA	24,019	443,764
	Cie de Saint-Gobain	149,152	5,713,803
	Cie des Alpes	9,785	268,970
	Cie Generale des Etablissements Michelin SCA	23,837	2,635,117
	Cie Plastic Omnium SA	50,206	1,324,524
	CNP Assurances	33,887	700,383
*	Coface SA	87,066	1,078,209
	Credit Agricole SA	90,562	1,078,047
	Danone SA	12,713	1,102,636
	Derichebourg SA	104,134	385,063
	Devoteam SA	3,003	359,253
	Edenred	34,476	1,730,060
	Eiffage SA	28,388	2,805,085
	Electricite de France SA	184,935	2,289,346
	Electricite de Strasbourg SA	88	10,168
	Elior Group SA	83,863	1,096,744
	Elis SA	132,907	2,459,332
	Engie SA	168,368	2,591,098
	Eramet	7,703	368,400
	EssilorLuxottica SA	9,379	1,269,600
	Esso SA Francaise	2,429	67,038
#	Etablissements Maurel et Prom	38,191	123,162
#	Eurofins Scientific SE	2,681	1,146,827
	Euronext NV	27,881	2,152,312
#	Europcar Mobility Group	86,085	539,073
	Eutelsat Communications SA	143,236	2,738,192
	Exel Industries, Class A	1,036	52,723
	Faurecia SE	28,361	1,342,115
	Fleury Michon SA	748	29,363
*	Fnac Darty S.A.	10,521	737,992
*	Fnac Darty SA (BLRZL56)	2,700	191,948
	Gaztransport Et Technigaz SA	12,868	1,167,449
	Getlink SE	69,512	1,003,701
	GL Events	8,638	235,014
	Groupe Crit	2,385	160,316
	Groupe Gorge	2,052	32,671
	Groupe Open	3,320	57,699
	Guerbet	5,364	309,866
	Haulotte Group SA	6,838	53,095
	HERIGE SADCS	700	20,161
*	HEXAOM	2,572	94,513
*	ID Logistics Group	1,080	202,172
#	Iliad SA	6,691	691,744
#	Imerys SA	8,907	372,353
	Ingenico Group SA	34,037	3,224,942
	Interparfums SA	1,587	75,089
	Ipsen SA	11,306	1,293,551

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	IPSOS	32,249	$881,933
	Jacquet Metal Service SA	10,665	189,981
#	JCDecaux SA	9,744	280,537
	Kaufman & Broad SA	16,825	690,870
	Korian SA	46,898	1,851,098
	Lagardere SCA	95,197	2,151,013
*	Latecoere SACA	62,542	262,916
	Laurent-Perrier	1,337	131,791
	Le Belier	2,212	67,090
	Lectra	17,815	365,089
	Legrand SA	13,193	929,334
	Linedata Services	3,276	103,991
	LISI	17,278	500,883
	LNA Sante SA	4,400	242,793
	L'Oreal SA	186	49,767
	LVMH Moet Hennessy Louis Vuitton SE	3,114	1,286,266
	Manitou BF SA	6,527	154,151
	Manutan International	1,396	112,510
	Mersen SA	14,342	513,294
*	METabolic EXplorer SA	24,334	40,559
	Metropole Television SA	20,920	362,912
	Natixis SA	168,286	674,880
	Neopost SA	34,175	686,664
	Nexans SA	37,794	1,277,849
	Nexity SA	26,277	1,261,649
#*	Nicox	10,169	52,359
	NRJ Group	13,173	97,324
	Oeneo SA	19,243	220,766
#*	Onxeo SA	25,529	20,746
*	Onxeo SA	5,700	4,569
	Orange SA	287,736	4,264,962
	Orpea	9,495	1,186,283
	Pernod Ricard SA	279	48,960
	Peugeot SA	315,797	7,453,754
#*	Pierre & Vacances SA	3,867	72,754
#	Plastivaloire	8,518	57,093
	PSB Industries SA	1,125	31,542
	Publicis Groupe SA	27,239	1,344,130
#	Rallye SA	22,424	105,147
#*	Recylex SA	4,720	20,117
	Renault SA	53,306	2,973,284
	Rexel SA	253,014	2,825,146
	Robertet SA	426	303,050
	Rothschild & Co.	14,966	468,653
	Rubis SCA	19,641	1,106,769
	Samse SA	244	42,586
	Sanofi	34,624	2,885,282
	Sartorius Stedim Biotech	6,814	1,085,909
	Savencia SA	3,685	271,814
	Schneider Electric SE	19,335	1,668,148
	Schneider Electric SE	1,883	160,542
	SCOR SE	87,264	3,586,064
	SEB SA	7,961	1,273,379
	Seche Environnement SA	2,401	92,738
	SES SA	123,018	2,031,698
#	Societe BIC SA	13,449	937,245
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	49,790
	Societe Generale SA	79,989	1,959,304
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	32,859

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Sodexo SA	4,548	$522,121
*	SOITEC	8,180	848,844
#*	Solocal Group	195,029	161,508
	Somfy SA	2,620	236,801
	Sopra Steria Group	6,764	870,397
	SPIE SA	77,345	1,433,634
	Stef SA	3,236	287,050
	STMicroelectronics NV	180,965	3,316,530
#	STMicroelectronics NV	10,413	190,037
	Suez	22,409	328,475
	Sword Group	2,741	94,294
	Synergie SA	6,895	219,346
#	Tarkett SA	25,873	432,793
*	Technicolor SA	233,452	197,622
	Teleperformance	18,747	3,927,253
#	Television Francaise 1	64,164	642,858
	Thales SA	1,633	183,997
#	Thermador Groupe	3,781	238,777
	Total Gabon	433	63,909
	Total SA	257,810	13,362,339
	TOTAL SA, Sponsored ADR	57	2,949
*	Touax SA	1,315	7,093
	Trigano SA	4,711	472,652
*	Ubisoft Entertainment SA	29,200	2,401,837
	Union Financiere de France BQE SA	2,287	46,222
	Valeo SA	39,924	1,244,129
#*	Vallourec SA	253,363	880,260
*	Valneva SE	4,729	16,032
	Vetoquinol SA	2,125	140,523
	Vicat SA	16,383	735,048
	VIEL & Cie SA	15,605	85,350
	Vilmorin & Cie SA	5,957	326,453
	Vinci SA	17,186	1,767,816
*	Virbac SA	1,862	345,640
#	Vivendi SA	29,520	819,931
	Vranken-Pommery Monopole SA	1,795	43,540
*	Worldline SA	3,042	217,377
	XPO Logistics Europe SADIR	27	9,096
TOTAL FRANCE			175,999,416
GERMANY — (6.4%)
	1&1 Drillisch AG	12,783	383,902
	Aareal Bank AG	50,353	1,432,553
*	Adler Modemaerkte AG	4,316	14,512
	ADLER Real Estate AG	12,044	165,600
	ADO Properties SA	5,914	253,367
*	ADVA Optical Networking SE	33,390	258,477
*	AIXTRON SE	6,081	67,871
	All for One Group AG	486	22,489
	Allgeier SE	3,364	87,306
	Allianz SE, Sponsored ADR	11,988	278,062
	Allianz SE	24,364	5,652,666
	Amadeus Fire AG	3,198	434,432
	Aroundtown SA	30,890	246,432
	Atoss Software AG	561	80,692
#	Aurubis AG	35,915	1,559,843
#	Axel Springer SE	20,007	1,380,939
	BASF SE	54,159	3,595,304
	Basler AG	2,286	99,379

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bauer AG	10,205	$235,665
	Bayer AG	72,951	4,724,962
	Bayerische Motoren Werke AG	50,795	3,737,955
	BayWa AG	13,874	361,130
	Bechtle AG	13,772	1,525,534
	Bertrandt AG	4,864	325,798
	Bijou Brigitte AG	2,250	99,116
	Bilfinger SE	27,184	798,111
	Borussia Dortmund GmbH & Co. KGaA	61,142	609,192
	Brenntag AG	31,656	1,546,127
	CANCOM SE	26,250	1,467,536
	Carl Zeiss Meditec AG	4,437	486,158
*	CECONOMY AG	87,517	560,819
	CENIT AG	3,984	50,183
	CENTROTEC Sustainable AG	8,794	116,848
	Cewe Stiftung & Co. KGAA	5,534	511,189
	comdirect bank AG	7,377	76,133
	Commerzbank AG	489,227	3,319,718
	CompuGroup Medical SE	12,270	946,677
	Continental AG	22,824	3,129,272
#	Corestate Capital Holding SA	5,307	192,885
	Covestro AG	7,485	337,582
	CropEnergies AG	27,276	181,936
	CTS Eventim AG & Co. KGaA	29,511	1,471,600
	Daimler AG	139,507	7,209,216
*	Delivery Hero SE	2,798	134,403
*	Delticom AG	1,376	5,226
#	Deutsche Bank AG	129,616	1,001,940
	Deutsche Bank AG	256,657	2,004,491
	Deutsche Beteiligungs AG	12,408	433,438
	Deutsche Boerse AG	9,256	1,284,941
	Deutsche Lufthansa AG	152,127	2,410,913
	Deutsche Pfandbriefbank AG	126,088	1,431,432
	Deutsche Post AG	27,702	901,050
	Deutsche Telekom AG, Sponsored ADR	16,349	267,306
	Deutsche Telekom AG	184,205	3,017,476
	Deutsche Wohnen SE	28,338	1,033,415
	Deutz AG	127,286	878,684
*	Dialog Semiconductor P.L.C.	42,848	1,917,987
	DMG Mori AG	8,867	413,789
#	Dr Hoenle AG	2,767	173,478
	Draegerwerk AG & Co. KGaA	2,957	126,461
	Duerr AG	31,023	922,664
	E.ON SE	588,434	5,860,106
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,958	390,475
	EDAG Engineering Group AG	6,901	83,090
	Elmos Semiconductor AG	10,591	230,680
*	ElringKlinger AG	31,740	180,152
	Evonik Industries AG	20,404	580,629
	Fielmann AG	11,149	775,794
	First Sensor AG	3,082	100,276
	Francotyp-Postalia Holding AG, Class A	10,397	39,859
	Fraport AG Frankfurt Airport Services Worldwide	17,461	1,458,221
	Freenet AG	90,200	1,759,949
	Fresenius Medical Care AG & Co. KGaA, ADR	4,254	147,912
	Fresenius Medical Care AG & Co. KGaA	21,033	1,456,762
	Fresenius SE & Co. KGaA	16,423	820,614
	Fuchs Petrolub SE	10,969	385,237
	GEA Group AG	73,103	1,814,419

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Gerresheimer AG	26,740	$2,079,888
	Gesco AG	7,358	188,268
	GFT Technologies SE	14,803	114,496
	GRENKE AG	1,175	100,853
*	H&R GmbH & Co. KGaA	10,450	73,716
	Hamburger Hafen und Logistik AG	24,647	621,328
	Hannover Rueck SE	4,480	698,595
#	Hapag-Lloyd AG	21,205	890,597
	Hawesko Holding AG	533	20,908
	HeidelbergCement AG	28,980	2,092,861
#*	Heidelberger Druckmaschinen AG	259,333	282,554
	Hella GmbH & Co KGaA	28,463	1,341,982
	Henkel AG & Co. KGaA	1,781	167,327
	Highlight Communications AG	13,766	64,646
	Hochtief AG	4,713	534,070
#	HolidayCheck Group AG	24,775	69,915
	Hornbach Baumarkt AG	7,020	129,576
	Hornbach Holding AG & Co. KGaA	3,165	170,225
	Hugo Boss AG	32,666	2,053,078
	Indus Holding AG	14,232	564,818
	Infineon Technologies AG	11,283	208,986
	Infineon Technologies AG, ADR	44,524	837,942
	Innogy SE	10,278	431,848
#	Isra Vision AG	7,820	338,713
	Jenoptik AG	26,085	730,987
	K+S AG	168,585	2,720,759
	KION Group AG	24,893	1,326,843
#	Kloeckner & Co. SE	76,269	374,292
#	Koenig & Bauer AG	10,967	440,264
	Krones AG	7,296	414,656
	KSB SE & Co. KGaA	83	27,294
	KWS Saat SE & Co., KGaA	4,015	279,320
	Lanxess AG	65,368	3,890,868
	LEG Immobilien AG	13,714	1,581,514
#	Leifheit AG	7,467	161,326
#*	Leoni AG	31,810	426,568
*	LPKF Laser & Electronics AG	908	7,046
*	Manz AG	2,130	52,364
#*	Medigene AG	778	5,633
	Merck KGaA	3,932	401,040
#	METRO AG	82,379	1,267,139
	MLP SE	37,726	187,564
	MTU Aero Engines AG	15,704	3,913,387
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,560	3,231,452
	Nemetschek SE	27,408	1,523,807
	Nexus AG	2,766	97,372
*	Nordex SE	52,687	616,786
	Norma Group SE	32,649	1,170,619
	OHB SE	5,091	186,738
#	OSRAM Licht AG	63,545	2,391,853
#	Paragon GmbH & Co. KGaA	1,392	26,780
#	Patrizia AG	25,462	491,864
	Pfeiffer Vacuum Technology AG	5,378	750,081
	PNE AG	66,377	210,917
	Progress-Werk Oberkirch AG	1,001	28,654
	ProSiebenSat.1 Media SE	124,466	1,607,743
	PSI Software AG	4,785	90,546
	Puma SE	1,610	112,163
	Puma SE	1,990	139,335

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	QIAGEN NV	11,802	$445,171
#*	QIAGEN NV	9,756	370,311
#	QSC AG	91,973	139,398
*	R Stahl AG	1,041	30,805
	Rational AG	971	660,951
	Rheinmetall AG	33,475	3,798,506
	RHOEN-KLINIKUM AG	10,399	275,665
	RIB Software SE	24,459	526,421
*	Rocket Internet SE	60,966	1,715,335
	RTL Group SA	4,965	243,782
	RWE AG	56,436	1,524,836
	S&T AG	11,656	272,063
	SAF-Holland SA	32,772	337,687
	Salzgitter AG	36,714	792,539
	SAP SE	1,457	178,098
#*	Schaltbau Holding AG	3,346	104,281
	Secunet Security Networks AG	753	101,796
*	SGL Carbon SE	33,817	227,387
	Siemens AG	17,160	1,867,580
	Siltronic AG	11,290	864,330
#	Sixt Leasing SE	11,902	142,248
	Sixt SE	10,681	1,096,889
*	SMA Solar Technology AG	9,227	221,271
*	SMT Scharf AG	3,221	45,408
	Softing AG	444	3,569
	Software AG	20,534	576,384
	Stabilus SA	11,768	536,303
	STRATEC SE	173	11,281
	Stroeer SE & Co. KGaA	14,176	1,116,700
	Suedzucker AG	65,667	1,019,790
*	SUESS MicroTec SE	16,545	163,549
	Surteco Group SE	8,145	211,449
	Symrise AG	7,136	657,531
	Syzygy AG	896	8,989
	TAG Immobilien AG	28,068	660,757
	Takkt AG	24,889	339,839
*	Talanx AG	22,360	938,285
	Technotrans SE	6,522	139,352
#*	Tele Columbus AG	14,364	31,865
	Telefonica Deutschland Holding AG	413,004	1,039,779
#	Thyssenkrupp AG	13,626	174,379
	TLG Immobilien AG	13,741	403,321
	Traffic Systems SE	1,564	31,175
	TUI AG	86,705	859,018
	Uniper SE	49,200	1,515,815
	United Internet AG	42,200	1,251,732
	VERBIO Vereinigte BioEnergie AG	23,325	185,585
	Volkswagen AG	5,839	995,517
	Vossloh AG	6,996	274,215
#	Wacker Chemie AG	12,766	943,216
	Wacker Neuson SE	28,368	568,393
	Washtec AG	6,761	357,718
	Wirecard AG	1,510	250,676
	Wuestenrot & Wuerttembergische AG	19,930	396,534
	XING SE	1,591	609,352
	Zeal Network SE	7,017	139,118
TOTAL GERMANY			161,835,145

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (2.7%)
	Aeon Credit Service Asia Co., Ltd.	38,000	$32,684
	Aeon Stores Hong Kong Co., Ltd.	22,000	10,596
#	Agritrade Resources, Ltd.	2,620,000	375,057
	AIA Group, Ltd.	325,600	3,338,944
	Alco Holdings, Ltd.	240,000	14,704
	Allied Group, Ltd.	6,000	33,194
	Allied Properties HK, Ltd.	1,464,540	324,666
	APAC Resources, Ltd.	93,687	11,975
*	Applied Development Holdings, Ltd.	1,210,000	50,192
	Asia Financial Holdings, Ltd.	136,000	74,124
	Asia Satellite Telecommunications Holdings, Ltd.	39,000	47,902
	Asia Standard International Group, Ltd.	482,000	94,460
	Asiasec Properties, Ltd.	49,000	10,296
	ASM Pacific Technology, Ltd.	54,900	641,368
	Associated International Hotels, Ltd.	10,000	28,912
*	Auto Italia Holdings	875,000	7,383
	Bank of East Asia, Ltd. (The)	278,071	803,634
	BeijingWest Industries International, Ltd.	140,000	11,402
	BOC Aviation, Ltd.	61,900	533,292
	BOC Hong Kong Holdings, Ltd.	143,000	544,887
	BOCOM International Holdings Co., Ltd.	73,000	11,869
	BOE Varitronix, Ltd.	496,000	161,399
*	Bonjour Holdings, Ltd.	596,200	11,397
	Bright Smart Securities & Commodities Group, Ltd.	394,000	70,207
*	Brightoil Petroleum Holdings, Ltd.	1,027,000	147,592
*	Brockman Mining, Ltd.	317,840	6,533
*	Burwill Holdings, Ltd.	2,638,000	31,695
	Cafe de Coral Holdings, Ltd.	178,000	591,885
	Cathay Pacific Airways, Ltd.	421,000	593,759
	CCT Fortis Holdings, Ltd.	72,000	6,068
#*	Central Wealth Group Holdings, Ltd.	4,028,449	43,462
	Century City International Holdings, Ltd.	1,416,000	117,889
	CGN Mining Co., Ltd.	1,035,000	43,360
	Chen Hsong Holdings	48,000	16,081
	Cheuk Nang Holdings, Ltd.	22,259	12,017
	Chevalier International Holdings, Ltd.	30,055	42,961
*	China Baoli Technologies Holdings, Ltd.	325,000	4,110
*	China Best Group Holding, Ltd.	970,000	22,312
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	24,101
*	China Energy Development Holdings, Ltd.	5,604,000	154,735
*	China Ludao Technology Co., Ltd.	100,000	13,418
	China New Higher Education Group, Ltd.	213,000	82,155
#*	China Shandong Hi-Speed Financial Group, Ltd.	306,000	12,504
*	China Solar Energy Holdings, Ltd.	64,000	276
#	China Star Entertainment, Ltd.	1,832,000	202,364
#*	China Strategic Holdings, Ltd.	16,830,000	123,481
*	China Tonghai International Financial, Ltd.	240,000	11,780
	Chinese Estates Holdings, Ltd.	336,500	304,942
*	Chinlink International Holdings, Ltd.	280,800	34,028
	Chinney Investments, Ltd.	112,000	37,505
	Chong Hing Bank, Ltd.	70,000	121,063
	Chow Sang Sang Holdings International, Ltd.	252,000	343,521
	Chow Tai Fook Jewellery Group, Ltd.	188,200	179,452
	Chuang's China Investments, Ltd.	1,080,000	67,345
	Chuang's Consortium International, Ltd.	790,925	169,059
	CITIC Telecom International Holdings, Ltd.	1,665,000	687,135
	CK Asset Holdings, Ltd.	170,000	1,278,253
	CK Hutchison Holdings, Ltd.	170,460	1,592,945
	CK Infrastructure Holdings, Ltd.	29,000	224,838

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Life Sciences Intl Holdings, Inc.	1,818,000	$91,057
*	CMIC Ocean En-Tech Holding Co., Ltd.	350,000	12,872
	CNQC International Holdings, Ltd.	355,000	63,387
	CNT Group, Ltd.	518,000	25,237
	Continental Holdings, Ltd.	1,520,000	16,859
#*	Convoy Global Holdings, Ltd.	5,166,000	20,656
*	Cosmopolitan International Holdings, Ltd.	276,000	51,778
	Cowell e Holdings, Inc.	787,000	135,807
*	CP Lotus Corp.	260,000	3,422
	Crocodile Garments	574,000	51,206
	Cross-Harbour Holdings, Ltd. (The)	47,416	68,410
	CSI Properties, Ltd.	5,271,515	234,705
*	CST Group, Ltd.	13,168,000	41,789
*	CW Group Holdings, Ltd.	443,000	2,450
	Dah Sing Banking Group, Ltd.	366,595	637,469
	Dah Sing Financial Holdings, Ltd.	122,266	548,216
	Dickson Concepts International, Ltd.	83,500	50,594
#*	Dingyi Group Investment, Ltd.	180,000	7,563
	Dynamic Holdings, Ltd.	2,000	2,041
	Eagle Nice International Holdings, Ltd.	242,000	75,109
	EcoGreen International Group, Ltd.	234,000	44,661
	Emperor Capital Group, Ltd.	3,231,000	112,762
	Emperor Entertainment Hotel, Ltd.	570,000	113,959
	Emperor International Holdings, Ltd.	1,323,750	331,828
	Emperor Watch & Jewellery, Ltd.	2,480,000	60,923
*	ENM Holdings, Ltd.	680,000	65,615
*	Esprit Holdings, Ltd.	1,730,399	286,373
*	Eternity Investment, Ltd.	1,730,000	36,483
	Fairwood Holdings, Ltd.	29,000	95,613
	Far East Consortium International, Ltd.	1,150,374	545,891
#*	FIH Mobile, Ltd.	3,287,000	461,193
	First Pacific Co., Ltd.	1,931,200	805,168
*	First Shanghai Investments, Ltd.	1,496,000	83,163
	Fountain SET Holdings, Ltd.	1,240,000	186,904
*	Freeman Fintech Corp, Ltd.	1,014,000	26,548
	Future Bright Holdings, Ltd.	348,000	17,430
*	Future World Financial Holdings, Ltd.	49,963	431
	Galaxy Entertainment Group, Ltd.	24,000	163,375
#	Genting Hong Kong, Ltd.	687,000	83,856
	Get Nice Financial Group, Ltd.	152,150	17,589
	Get Nice Holdings, Ltd.	9,178,000	309,885
	Giordano International, Ltd.	1,034,000	355,291
#	Global Brands Group Holding, Ltd.	499,800	39,445
	Glorious Sun Enterprises, Ltd.	447,000	50,120
*	Glory Sun Land Group, Ltd.	455,500	48,250
	Gold Peak Industries Holdings, Ltd.	81,000	8,461
	Golden Resources Development International, Ltd.	90,000	6,426
#*	Gold-Finance Holdings, Ltd.	204,000	1,876
*	Good Resources Holdings, Ltd.	2,210,000	30,986
#*	Goodbaby International Holdings, Ltd.	691,000	141,811
	Great Eagle Holdings, Ltd.	155,198	629,081
#*	Great Harvest Maeta Group Holdings, Ltd.	152,500	30,929
*	Greentech Technology International, Ltd.	710,000	5,359
*	G-Resources Group, Ltd.	41,122,800	292,445
	Guangnan Holdings, Ltd.	154,000	17,859
	Guoco Group, Ltd.	18,000	283,577
#	Guotai Junan International Holdings, Ltd.	2,063,000	325,905
#	Haitong International Securities Group, Ltd.	2,116,605	620,044
	Hang Lung Group, Ltd.	348,000	893,878

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties, Ltd.	339,000	$797,167
	Hang Seng Bank, Ltd.	22,400	532,399
	Hanison Construction Holdings, Ltd.	381,459	64,653
*	Hao Tian Development Group, Ltd.	2,093,933	66,785
	Harbour Centre Development, Ltd.	53,000	91,276
	Henderson Land Development Co., Ltd.	206,575	1,068,436
	HK Electric Investments & HK Electric Investments, Ltd.	119,288	120,926
	HKBN, Ltd.	343,500	620,134
	HKR International, Ltd.	745,988	378,810
	HKT Trust & HKT, Ltd.	450,000	718,846
	Hoifu Energy Group, Ltd.	408,000	45,865
	Hon Kwok Land Investment Co., Ltd.	110,000	54,843
#	Hong Kong Ferry Holdings Co., Ltd.	33,000	34,864
*	Hong Kong Finance Investment Holding Group, Ltd.	392,000	43,995
#*	Hong Kong Television Network, Ltd.	297,000	171,218
	Hongkong & Shanghai Hotels, Ltd. (The)	377,500	491,995
	Hongkong Chinese, Ltd.	296,000	37,984
	Hop Hing Group Holdings, Ltd.	1,832,000	30,098
*	Hsin Chong Group Holdings, Ltd.	1,532,000	51,372
*	Huan Yue Interactive Holdings, Ltd.	121,000	8,960
#*	Huarong Investment Stock Corp., Ltd.	175,000	8,893
	Hung Hing Printing Group, Ltd.	280,000	40,625
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,368,000	296,156
#*	I-CABLE Communications, Ltd.	2,153,027	26,304
	IGG, Inc.	371,000	352,485
*	Imagi International Holdings, Ltd.	216,799	55,005
	IPE Group, Ltd.	365,000	36,996
*	IRC, Ltd.	3,132,000	67,826
	IT, Ltd.	386,000	140,948
	ITC Properties Group, Ltd.	513,165	103,592
#	Jacobson Pharma Corp., Ltd.	172,000	32,597
	Johnson Electric Holdings, Ltd.	258,577	464,750
	Kader Holdings Co., Ltd.	214,000	24,545
	Karrie International Holdings, Ltd.	188,000	27,327
	Kerry Logistics Network, Ltd.	396,750	680,251
	Kerry Properties, Ltd.	330,000	1,239,152
	Kingmaker Footwear Holdings, Ltd.	204,000	32,342
	Kingston Financial Group, Ltd.	634,000	117,567
*	Kiu Hung International Holdings, Ltd.	5,360,000	16,256
	Kowloon Development Co., Ltd.	339,000	425,963
*	Kwan On Holdings, Ltd.	180,000	11,173
	Kwoon Chung Bus Holdings, Ltd.	42,000	22,768
#	Lai Sun Development Co., Ltd.	204,013	287,716
	Lai Sun Garment International, Ltd.	20,000	23,438
*	Landing International Development, Ltd.	1,161,000	163,376
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	357,500	128,955
#*	Leyou Technologies Holdings, Ltd.	200,000	57,019
	Li & Fung, Ltd.	3,708,000	516,808
	Lifestyle International Holdings, Ltd.	310,500	424,277
	Lippo China Resources, Ltd.	2,772,000	62,006
	Lippo, Ltd.	9,000	3,385
	Liu Chong Hing Investment, Ltd.	168,000	254,751
	L'Occitane International SA	205,750	427,363
#	Luk Fook Holdings International, Ltd.	215,000	648,555
	Lung Kee Bermuda Holdings	106,000	35,891
*	Macau Legend Development, Ltd.	1,495,000	213,403
	Magnificent Hotel Investment, Ltd.	818,000	18,526
#	Man Wah Holdings, Ltd.	1,015,200	489,439

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Mason Group Holdings, Ltd.	18,263,999	$276,722
*	Mei Ah Entertainment Group, Ltd.	240,000	6,053
	Melco International Development, Ltd.	456,000	1,109,535
	Melco Resorts & Entertainment, Ltd., ADR	10,831	243,373
	MGM China Holdings, Ltd.	76,400	124,847
	Microport Scientific Corp.	95,000	79,645
	Midland Holdings, Ltd.	259,478	44,161
	Million Hope Industries Holdings, Ltd.	80,583	6,963
	Ming Fai International Holdings, Ltd.	146,000	18,082
	Miramar Hotel & Investment	138,000	290,568
	Modern Dental Group, Ltd.	175,000	28,246
*	Mongolian Mining Corp.	4,708,499	59,344
	MTR Corp., Ltd.	41,216	270,479
	NagaCorp., Ltd.	834,000	1,253,614
	Nameson Holdings, Ltd.	530,000	32,733
*	National United Resources Holdings, Ltd.	350,000	1,189
*	Neo-Neon Holdings, Ltd.	613,000	46,985
*	NEW Concepts Holdings, Ltd.	40,000	7,442
*	New Times Energy Corp., Ltd.	1,192,000	11,331
	New World Development Co., Ltd.	2,174,579	3,061,785
*	NewOcean Energy Holdings, Ltd.	834,000	176,352
#	NWS Holdings, Ltd.	168,830	313,467
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	945,000	27,058
	Oriental Watch Holdings	444,000	131,083
#	Oshidori International Holdings, Ltd.	3,201,000	394,559
*	Pacific Andes International Holdings, Ltd.	1,218,336	4,264
#	Pacific Basin Shipping, Ltd.	3,730,000	765,753
	Pacific Textiles Holdings, Ltd.	407,000	321,020
	Paliburg Holdings, Ltd.	246,000	94,292
#	Paradise Entertainment, Ltd.	340,000	52,077
	PC Partner Group, Ltd.	56,000	13,228
#	PCCW, Ltd.	1,192,013	679,809
	Perfect Shape Medical, Ltd.	128,000	60,848
	Pico Far East Holdings, Ltd.	488,000	150,756
	Playmates Holdings, Ltd.	960,000	144,314
*	Playmates Toys, Ltd.	496,000	46,669
	Polytec Asset Holdings, Ltd.	2,488,900	320,263
#	Prada SpA	41,500	127,395
*	PT International Development Co., Ltd.	578,000	33,542
	Public Financial Holdings, Ltd.	292,000	121,387
*	PuraPharm Corp., Ltd.	68,000	17,742
*	PYI Corp., Ltd.	4,500,000	60,753
*	Realord Group Holdings, Ltd.	72,000	40,832
	Regal Hotels International Holdings, Ltd.	296,000	179,481
*	Regent Pacific Group, Ltd.	1,600,000	45,966
#	Regina Miracle International Holdings, Ltd.	155,000	116,360
#	Sa Sa International Holdings, Ltd.	624,946	175,090
	Safety Godown Co., Ltd.	28,000	53,841
	Samsonite International SA	341,400	668,492
	SAS Dragon Holdings, Ltd.	294,000	87,010
	SEA Holdings, Ltd.	130,968	154,318
	Shangri-La Asia, Ltd.	551,666	671,195
	Shenwan Hongyuan HK, Ltd.	282,500	50,146
	Shun Ho Property Investments, Ltd.	13,497	4,808
	Shun Tak Holdings, Ltd.	1,363,249	503,345
*	Silver Base Group Holdings, Ltd.	723,000	27,219
*	Sincere Watch Hong Kong, Ltd.	4,770,000	99,620
	Singamas Container Holdings, Ltd.	1,470,000	194,318
	Sino Land Co., Ltd.	466,657	755,694

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SITC International Holdings Co., Ltd.	751,000	$827,783
	Sitoy Group Holdings, Ltd.	239,000	37,235
	SJM Holdings, Ltd.	595,000	645,919
	SmarTone Telecommunications Holdings, Ltd.	310,666	285,502
*	SOCAM Development, Ltd.	69,505	18,303
*	Solartech International Holdings, Ltd.	1,140,000	10,581
*	Solomon Systech International, Ltd.	568,000	14,763
	Soundwill Holdings, Ltd.	69,000	95,608
*	South China Holdings Co., Ltd.	1,200,000	31,850
*	South Shore Holdings, Ltd.	349,600	9,602
	Stella International Holdings, Ltd.	334,000	538,490
*	Success Universe Group, Ltd.	300,000	9,475
*	Summit Ascent Holdings, Ltd.	378,000	60,552
	Sun Hung Kai & Co., Ltd.	546,341	250,729
	Sun Hung Kai Properties, Ltd.	106,282	1,712,771
	SUNeVision Holdings, Ltd.	102,000	75,252
	Swire Pacific, Ltd., Class A	126,500	1,441,857
	Swire Pacific, Ltd., Class B	232,500	414,004
	TAI Cheung Holdings, Ltd.	214,000	207,409
#	Tai United Holdings, Ltd.	455,000	12,246
*	Talent Property Group, Ltd.	2,925,000	15,655
	Tao Heung Holdings, Ltd.	324,000	60,029
	Techtronic Industries Co., Ltd.	218,000	1,621,189
	Television Broadcasts, Ltd.	230,500	370,327
#	Texwinca Holdings, Ltd.	640,000	189,257
	TK Group Holdings, Ltd.	76,000	33,187
#*	TOM Group, Ltd.	130,000	27,136
#	Town Health International Medical Group, Ltd.	1,057,899	69,935
	Tradelink Electronic Commerce, Ltd.	220,000	35,040
	Transport International Holdings, Ltd.	177,318	509,336
*	Trinity, Ltd.	840,000	31,475
	Tsui Wah Holdings, Ltd.	182,000	13,903
#	United Laboratories International Holdings, Ltd. (The)	573,000	313,834
*	Up Energy Development Group, Ltd.	590,000	1,824
*	Value Convergence Holdings, Ltd.	716,000	59,107
	Value Partners Group, Ltd.	130,000	77,499
	Vantage International Holdings, Ltd.	314,000	27,583
	Vedan International Holdings, Ltd.	420,000	41,563
	Victory City International Holdings, Ltd.	666,261	41,594
	Vitasoy International Holdings, Ltd.	222,000	1,045,092
#	VSTECS Holdings, Ltd.	553,200	302,556
	VTech Holdings, Ltd.	69,500	609,537
	Wai Kee Holdings, Ltd.	130,000	85,846
	Wang On Group, Ltd.	9,480,000	125,589
#*	We Solutions, Ltd.	100,000	4,846
	WH Group, Ltd.	875,500	852,185
	Wharf Holdings, Ltd. (The)	445,000	1,082,009
	Wheelock & Co., Ltd.	138,000	868,410
	Win Hanverky Holdings, Ltd.	628,000	72,929
	Winfull Group Holdings, Ltd.	1,808,000	21,978
	Wing On Co. International, Ltd.	30,000	92,941
	Wing Tai Properties, Ltd.	154,000	104,012
*	Wonderful Sky Financial Group Holdings, Ltd.	218,000	29,884
#	Wynn Macau, Ltd.	85,200	191,174
	Xinyi Glass Holdings, Ltd.	986,000	993,924
	YGM Trading, Ltd.	8,000	7,577
	YT Realty Group, Ltd.	77,962	22,914
	Yue Yuen Industrial Holdings, Ltd.	200,500	561,788

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Zensun Enterprises, Ltd.	800,000	$32,329
TOTAL HONG KONG			69,974,630
IRELAND — (0.6%)
	AIB Group P.L.C.	143,652	492,027
	Bank of Ireland Group P.L.C.	462,125	2,039,209
	C&C Group P.L.C.	172,021	782,803
*	Cairn Homes P.L.C	124,825	148,212
	CRH P.L.C.	4,854	161,543
	CRH P.L.C., Sponsored ADR	78,604	2,622,229
	FBD Holdings P.L.C.	11,013	115,608
	Flutter Entertainment P.L.C.	34,078	2,691,723
	Flutter Entertainment P.L.C.	8,907	706,686
	Glanbia P.L.C.	99,717	1,298,058
*	IFG Group P.L.C.	20,762	47,896
	Irish Continental Group P.L.C.	104,404	478,305
*	Kenmare Resources P.L.C.	356	928
	Kerry Group P.L.C., Class A	8,057	937,475
	Kingspan Group P.L.C.	40,662	1,988,791
*	Permanent TSB Group Holdings P.L.C.	24,704	31,127
	Smurfit Kappa Group P.L.C.	40,275	1,267,120
TOTAL IRELAND			15,809,740
ISRAEL — (0.8%)
*	ADO Group, Ltd.	4,119	63,245
*	AFI Properties, Ltd.	3,266	100,070
*	Airport City, Ltd.	7,661	140,494
*	Albaad Massuot Yitzhak, Ltd.	1,876	12,395
*	Allot, Ltd.	9,849	71,072
	Alony Hetz Properties & Investments, Ltd.	9,679	131,669
#	Alrov Properties and Lodgings, Ltd.	3,102	116,649
	Amot Investments, Ltd.	25,786	181,809
*	Arko Holdings, Ltd.	109,520	47,028
	Ashtrom Group, Ltd.	14,404	122,452
	Ashtrom Properties, Ltd.	29,798	162,227
	AudioCodes, Ltd.	5,025	97,063
*	Avgol Industries 1953, Ltd.	43,315	43,492
*	Azorim-Investment Development & Construction Co., Ltd.	64,324	107,670
#	Azrieli Group, Ltd.	2,157	151,282
	Bank Hapoalim BM	276,800	2,093,313
	Bank Leumi Le-Israel BM	195,798	1,424,335
	Bayside Land Corp.	192	103,236
	Bezeq The Israeli Telecommunication Corp., Ltd.	127,225	86,556
*	Big Shopping Centers, Ltd.	298	23,311
	Blue Square Real Estate, Ltd.	709	31,829
*	Brack Capital Properties NV	354	34,611
#	Carasso Motors, Ltd.	15,218	61,507
*	Cellcom Israel, Ltd.	10,729	30,714
*	Cellcom Israel, Ltd.	11,781	33,811
#*	Ceragon Networks, Ltd.	21,364	64,947
*	Clal Biotechnology Industries, Ltd.	22,507	11,037
*	Clal Insurance Enterprises Holdings, Ltd.	26,182	423,278
	Delek Automotive Systems, Ltd.	20,414	86,816
	Delek Group, Ltd.	763	116,360
	Delta-Galil Industries, Ltd.	6,683	194,643
	Direct Insurance Financial Investments, Ltd.	11,694	133,149
	Dor Alon Energy in Israel 1988, Ltd.	2,904	47,530
*	El Al Israel Airlines	501,985	127,584

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Elbit Systems, Ltd.	2,463	$394,046
	Elbit Systems, Ltd.	1,367	218,173
	Electra Consumer Products 1970, Ltd.	6,540	91,218
	Electra, Ltd.	1,243	352,540
*	Elron Electronic Industries, Ltd.	7,966	11,413
#*	Energix-Renewable Energies, Ltd.	57,549	114,287
*	Equital, Ltd.	14,603	477,066
*	First International Bank Of Israel, Ltd.	29,333	756,086
	FMS Enterprises Migun, Ltd.	1,604	45,632
#	Formula Systems 1985, Ltd.	7,015	397,066
	Fox Wizel, Ltd.	5,446	163,147
	Gilat Satellite Networks, Ltd.	16,185	135,955
#	Hadera Paper, Ltd.	2,158	122,846
#	Hamlet Israel-Canada, Ltd.	2,215	45,103
	Harel Insurance Investments & Financial Services, Ltd.	97,470	761,066
	Hilan, Ltd.	6,040	209,891
	IDI Insurance Co., Ltd.	2,853	102,471
	IES Holdings, Ltd.	973	65,013
*	Industrial Buildings Corp., Ltd.	39,182	84,196
	Inrom Construction Industries, Ltd.	23,956	94,272
	Israel Canada T.R, Ltd.	22,266	31,080
	Israel Chemicals, Ltd.	70,349	378,616
	Israel Discount Bank, Ltd., Class A	166,643	719,236
	Israel Land Development - Urban Renewal, Ltd.	2,209	22,219
	Isras Investment Co., Ltd.	565	94,491
	Issta Lines, Ltd.	1,155	20,627
*	Kamada, Ltd.	11,196	63,933
	Kenon Holdings, Ltd.	8,647	181,854
	Kerur Holdings, Ltd.	2,805	75,032
	Maabarot Products, Ltd.	3,266	39,273
	Magic Software Enterprises, Ltd.	17,329	157,942
	Malam - Team, Ltd.	557	69,380
	Matrix IT, Ltd.	39,848	625,921
	Maytronics, Ltd.	17,873	126,688
	Mediterranean Towers, Ltd.	10,460	24,321
	Mega Or Holdings, Ltd.	3,109	61,137
	Meitav Dash Investments, Ltd.	17,994	67,517
	Melisron, Ltd.	3,433	180,326
	Menora Mivtachim Holdings, Ltd.	22,942	366,650
	Migdal Insurance & Financial Holding, Ltd.	369,592	450,358
	Mivtach Shamir Holdings, Ltd.	3,588	72,482
*	Mizrahi Tefahot Bank, Ltd.	38,000	911,790
	Municipal Bank, Ltd.	67	13,905
	Naphtha Israel Petroleum Corp., Ltd.	30,324	199,498
*	Nawi Brothers, Ltd.	7,009	45,663
	Neto ME Holdings, Ltd.	1,076	96,208
#*	Nice, Ltd., Sponsored ADR	3,145	480,304
*	Nova Measuring Instruments, Ltd.	14,832	434,214
*	Oil Refineries, Ltd.	1,019,876	547,234
*	Partner Communications Co., Ltd.	31,937	130,322
*	Partner Communications Co., Ltd., ADR	10,082	41,135
#	Paz Oil Co., Ltd.	3,335	472,322
	Phoenix Holdings, Ltd. (The)	89,295	556,717
	Plasson Industries, Ltd.	2,176	87,844
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,182	167,923
	Scope Metals Group, Ltd.	5,087	123,683
	Shapir Engineering and Industry, Ltd.	45,463	172,783
	Shikun & Binui, Ltd.	169,004	581,141
#	Shufersal, Ltd.	59,081	434,568

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Strauss Group, Ltd.	6,285	$189,639
	Summit Real Estate Holdings, Ltd.	23,235	229,989
*	Suny Cellular Communication, Ltd.	64,446	34,827
	Tadiran Holdings, Ltd.	1,789	66,068
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,745	45,558
*	Tower Semiconductor, Ltd.	5,885	115,758
*	Tower Semiconductor, Ltd.	6,141	120,457
*	Union Bank of Israel	14,302	67,960
TOTAL ISRAEL			21,515,264
ITALY — (3.0%)
	A2A SpA	950,600	1,661,631
	ACEA SpA	30,658	576,476
*	Aeffe SpA	10,396	19,940
	Amplifon SpA	41,523	1,023,431
	Anima Holding SpA	118,704	436,370
*	Arnoldo Mondadori Editore SpA	116,873	190,379
	Ascopiave SpA	36,241	164,704
	Assicurazioni Generali SpA	86,081	1,605,438
	Atlantia SpA	19,780	508,653
	Autogrill SpA	66,590	703,828
	Azimut Holding SpA	61,214	1,147,292
#*	Banca Carige SpA	7,344,616	8,944
	Banca Farmafactoring SpA	63,369	342,493
	Banca Generali SpA	30,586	890,509
	Banca IFIS SpA	8,364	118,166
	Banca Mediolanum SpA	31,843	227,841
#*	Banca Monte dei Paschi di Siena SpA	3,155	4,564
	Banca Popolare di Sondrio SCPA	393,918	818,611
	Banca Profilo SpA	193,938	33,170
#	Banca Sistema SpA	36,404	50,230
#*	Banco BPM SpA	1,236,234	2,304,731
	Banco di Desio e della Brianza SpA	23,249	50,762
	BasicNet SpA	13,861	69,495
	BE	54,666	60,436
#	Biesse SpA	7,891	98,248
#	BPER Banca	314,899	1,171,637
	Brunello Cucinelli SpA	17,481	553,646
#	Buzzi Unicem SpA	45,445	923,575
	Cairo Communication SpA	64,224	183,998
	Cementir Holding SpA	38,268	268,760
	Cerved Group SpA	102,550	808,074
	CIR-Compagnie Industriali Riunite SpA	273,909	302,701
	CNH Industrial NV	37,663	381,357
	Credito Emiliano SpA	89,932	450,390
*	Credito Valtellinese SpA	5,863,975	346,876
#*	d'Amico International Shipping SA	298,210	31,828
	Danieli & C Officine Meccaniche SpA	9,589	167,150
	Datalogic SpA	8,360	146,996
#	Davide Campari-Milano SpA	45,618	424,265
	De' Longhi SpA	25,068	504,020
	DeA Capital SpA	73,160	104,967
	DiaSorin SpA	9,505	1,102,321
#	El.En. SpA	867	16,928
#*	Elica SpA	12,474	29,729
	Emak SpA	25,019	27,154
	Enel SpA	161,430	1,104,280
	Eni SpA	211,731	3,307,513
	Eni SpA, Sponsored ADR	7,138	223,491

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ERG SpA	40,001	$773,525
#	Esprinet SpA	40,275	135,288
#*	Eurotech SpA	22,622	122,362
#*	Exprivia SpA	15,355	16,397
	Falck Renewables SpA	156,379	722,468
	Ferrari NV	8,873	1,428,830
	Fiat Chrysler Automobiles NV	368,536	4,937,068
	Fiat Chrysler Automobiles NV	41,120	542,373
	Fiera Milano SpA	13,383	58,190
#*	Fincantieri SpA	347,770	359,219
	FinecoBank Banca Fineco SpA	158,927	1,581,002
	FNM SpA	128,567	72,334
#	Freni Brembo SpA	78,665	804,631
*	GEDI Gruppo Editoriale SpA	126,073	39,741
#	Gefran SpA	3,892	28,498
	Geox SpA	37,594	52,800
	Gruppo MutuiOnline SpA	14,143	241,087
*	Guala Closures SpA	5,812	41,287
	Hera SpA	357,573	1,331,392
	Illimity Bank SpA	19,623	180,080
	IMA Industria Macchine Automatiche SpA	9,248	726,093
*	IMMSI SpA	249,326	170,981
	Infrastrutture Wireless Italiane SpA	29,015	293,519
*	Intek Group SpA	281,585	96,987
	Interpump Group SpA	33,249	934,606
	Intesa Sanpaolo SpA	1,113,209	2,414,446
	Iren SpA	160,842	420,846
	Italgas SpA	112,958	713,756
	Italmobiliare SpA	7,200	160,686
#*	Juventus Football Club SpA	222,962	383,268
#	La Doria SpA	5,392	47,859
	Leonardo SpA	134,352	1,635,782
#	Maire Tecnimont SpA	90,324	217,381
	MARR SpA	17,413	375,357
	Massimo Zanetti Beverage Group SpA	7,664	48,492
#*	Mediaset SpA	270,865	793,336
	Mediobanca Banca di Credito Finanziario SpA	296,247	2,967,221
	Moncler SpA	17,111	702,581
#*	OVS SpA	310,229	545,850
	Piaggio & C SpA	171,388	514,765
	Poste Italiane SpA	97,224	1,037,596
#	Prima Industrie SpA	3,071	51,394
	Prysmian SpA	10,365	213,380
	RAI Way SpA	46,508	276,020
	Recordati SpA	28,280	1,266,514
#	Reno de Medici SpA	128,268	97,494
	Reply SpA	8,935	597,794
#	Retelit SpA	66,357	110,225
#	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	72,130
	Sabaf SpA	3,112	50,428
#	SAES Getters SpA	766	18,089
#*	Safilo Group SpA	33,402	32,399
#*	Saipem SpA	327,569	1,619,029
#*	Salini Impregilo SpA	112,949	215,947
	Salvatore Ferragamo SpA	20,734	434,838
	Saras SpA	472,802	778,255
	Servizi Italia SpA	9,572	33,861
	Sesa SpA	2,814	110,852
	Snam SpA	82,053	402,861

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Societa Cattolica di Assicurazioni SC	118,319	$1,004,047
	Societa Iniziative Autostradali e Servizi SpA	20,274	384,557
#*	Sogefi SpA	47,050	62,695
#	SOL SpA	15,429	184,222
	Tamburi Investment Partners SpA	31,195	196,538
*	Telecom Italia SpA	4,004,021	2,251,168
*	Telecom Italia SpA, Sponsored ADR	32,914	183,002
	Tenaris SA	10,647	133,396
	Terna Rete Elettrica Nazionale SpA	110,241	671,353
#*	Tiscali SpA	665,564	9,980
#	Tod's SpA	2,661	132,499
*	TREVI - Finanziaria Industriale SpA	75,599	20,685
	TXT e-solutions SpA	1,302	12,062
	UniCredit SpA	346,231	4,076,699
#	Unione di Banche Italiane SpA	828,377	2,126,757
	Unipol Gruppo SpA	427,425	2,192,551
#	UnipolSai Assicurazioni SpA	356,506	929,419
	Zignago Vetro SpA	14,273	161,360
TOTAL ITALY			75,482,478
JAPAN — (22.8%)
	77 Bank, Ltd. (The)	45,700	651,523
	A&D Co., Ltd.	15,900	114,646
	ABC-Mart, Inc.	1,400	88,483
	Access Co., Ltd.	20,900	157,675
	Achilles Corp.	12,600	235,490
	AD Works Co., Ltd.	140,000	43,593
	Adastria Co., Ltd.	24,260	474,754
	ADEKA Corp.	69,200	1,012,129
#	Adtec Plasma Technology Co., Ltd.	3,500	24,225
	Advan Co., Ltd.	16,000	162,581
	Advanex, Inc.	1,400	21,717
	Advantest Corp.	4,000	154,035
	Aeon Co., Ltd.	59,719	1,033,391
	Aeon Delight Co., Ltd.	9,700	289,024
#	Aeon Fantasy Co., Ltd.	6,700	192,937
	AEON Financial Service Co., Ltd.	17,700	285,542
	Aeon Hokkaido Corp.	14,000	95,091
	Aeon Mall Co., Ltd.	6,600	101,321
#	Aeria, Inc.	12,300	94,232
	AGC, Inc.	76,100	2,330,939
	Ahresty Corp.	15,300	80,406
	Ai Holdings Corp.	14,600	227,948
	Aica Kogyo Co., Ltd.	12,300	354,327
	Aichi Bank, Ltd. (The)	6,200	212,575
	Aichi Corp.	31,900	199,777
	Aichi Steel Corp.	9,300	290,099
	Aichi Tokei Denki Co., Ltd.	2,200	84,790
	Aida Engineering, Ltd.	41,000	324,548
*	Aiful Corp.	203,800	415,396
	Aigan Co., Ltd.	11,000	27,059
	Ain Holdings, Inc.	10,300	563,419
	Aiphone Co., Ltd.	9,600	146,770
	Air Water, Inc.	32,000	522,974
	Airport Facilities Co., Ltd.	20,400	96,317
	Airtech Japan, Ltd.	3,100	16,860
	Aisan Industry Co., Ltd.	31,600	211,424
	Aisin Seiki Co., Ltd.	61,206	1,989,080
	AIT Corp.	4,800	44,520

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aizawa Securities Co., Ltd.	31,900	$202,713
	Ajinomoto Co., Inc.	10,800	193,519
	Ajis Co., Ltd.	2,000	63,131
	Akatsuki Corp.	12,800	39,649
#*	Akebono Brake Industry Co., Ltd.	83,400	117,061
	Akita Bank, Ltd. (The)	16,600	304,447
	Albis Co., Ltd.	5,600	130,637
#	Alconix Corp.	18,100	215,653
	Alinco, Inc.	12,100	107,753
	Alpen Co., Ltd.	14,000	199,791
	Alpha Corp.	5,800	67,323
	Alpha Systems, Inc.	5,360	133,868
	Alps Alpine Co., Ltd.	62,048	1,129,542
	Alps Logistics Co., Ltd.	9,000	61,858
	Altech Corp.	9,020	139,151
	Amada Holdings Co., Ltd.	36,500	401,303
	Amano Corp.	11,600	348,958
	Amiyaki Tei Co., Ltd.	2,800	89,006
	Amuse, Inc.	1,100	24,539
	Anest Iwata Corp.	21,700	182,971
#	Anicom Holdings, Inc.	2,100	73,151
	AOI Electronics Co., Ltd.	3,700	72,827
	AOI TYO Holdings, Inc.	13,188	86,218
	AOKI Holdings, Inc.	34,778	341,036
	Aomori Bank, Ltd. (The)	14,700	360,201
	Aoyama Trading Co., Ltd.	31,300	582,887
#	Aoyama Zaisan Networks Co., Ltd.	5,900	80,014
	Aozora Bank, Ltd.	54,400	1,246,713
	Apaman Co., Ltd.	5,900	52,904
	Arakawa Chemical Industries, Ltd.	15,800	213,707
	Arata Corp.	7,100	229,814
	Araya Industrial Co., Ltd.	3,700	50,719
	Arcland Sakamoto Co., Ltd.	27,900	337,777
	Arcland Service Holdings Co., Ltd.	7,700	134,795
	Arcs Co., Ltd.	31,189	648,753
#	Arealink Co., Ltd.	5,300	62,380
	Argo Graphics, Inc.	10,200	231,033
	Ariake Japan Co., Ltd.	3,200	197,723
	Arisawa Manufacturing Co., Ltd.	32,300	267,544
#*	Arrk Corp.	16,100	14,881
	Artnature, Inc.	16,800	101,085
	As One Corp.	1,300	107,627
	Asahi Broadcasting Group Holdings Corp.	10,200	66,839
	Asahi Co., Ltd.	10,300	119,486
	Asahi Diamond Industrial Co., Ltd.	47,000	290,270
	Asahi Group Holdings, Ltd.	7,500	324,862
	Asahi Holdings, Inc.	23,000	477,588
	Asahi Intecc Co., Ltd.	40,000	1,045,252
	Asahi Kasei Corp.	228,900	2,328,573
	Asahi Kogyosha Co., Ltd.	3,900	96,577
	Asahi Yukizai Corp.	12,600	158,311
	Asante, Inc.	2,500	45,688
	Asanuma Corp.	7,200	229,678
	Ashimori Industry Co., Ltd.	4,300	60,589
	Asia Pile Holdings Corp.	28,100	138,721
	Asics Corp.	17,700	189,655
	ASKA Pharmaceutical Co., Ltd.	21,600	258,310
	ASKUL Corp.	3,800	94,725
	Astellas Pharma, Inc.	26,900	381,224

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Asti Corp.	4,000	$65,168
#	Asukanet Co., Ltd.	3,500	49,042
	Asunaro Aoki Construction Co., Ltd.	11,400	86,115
#	Ateam, Inc.	6,900	70,328
#	Atom Corp.	45,000	412,093
	Atsugi Co., Ltd.	14,400	119,712
	Autobacs Seven Co., Ltd.	31,900	519,115
#	Aval Data Corp.	2,300	36,741
	Avex, Inc.	29,300	376,718
	Awa Bank, Ltd. (The)	27,000	612,920
#*	Axell Corp.	4,700	28,292
	Axial Retailing, Inc.	10,600	367,214
	Azbil Corp.	25,000	596,800
	Bandai Namco Holdings, Inc.	16,200	870,900
	Bando Chemical Industries, Ltd.	30,100	259,751
	Bank of Iwate, Ltd. (The)	12,000	295,224
	Bank of Kochi, Ltd. (The)	5,900	40,837
	Bank of Kyoto, Ltd. (The)	26,700	1,036,223
	Bank of Nagoya, Ltd. (The)	9,600	297,878
	Bank of Okinawa, Ltd. (The)	16,400	504,028
	Bank of Saga, Ltd. (The)	20,400	284,692
	Bank of the Ryukyus, Ltd.	34,000	352,477
	Bank of Toyama, Ltd. (The)	2,200	52,464
	Baroque Japan, Ltd.	11,300	113,161
	Belc Co., Ltd.	5,400	249,974
	Bell System24 Holdings, Inc.	18,500	263,434
	Belluna Co., Ltd.	35,400	228,613
	Benefit One, Inc.	28,400	485,152
	Benesse Holdings, Inc.	4,700	110,003
#	Bic Camera, Inc.	31,100	306,596
	Biofermin Pharmaceutical Co., Ltd.	3,000	60,109
	BML, Inc.	12,300	337,591
#	Bookoff Group Holdings, Ltd.	5,700	65,326
	Bourbon Corp.	2,300	35,732
	BP Castrol K.K.	2,700	33,097
	Bridgestone Corp.	23,000	863,431
	Broadleaf Co., Ltd.	55,600	292,152
#	BRONCO BILLY Co., Ltd.	6,200	128,605
	Brother Industries, Ltd.	94,000	1,664,313
	Bunka Shutter Co., Ltd.	46,800	383,009
	C Uyemura & Co., Ltd.	2,900	158,659
	CAC Holdings Corp.	10,900	139,125
	Calbee, Inc.	3,300	93,098
	Can Do Co., Ltd.	7,200	107,634
	Canon Electronics, Inc.	15,700	256,963
	Canon Marketing Japan, Inc.	11,400	218,360
	Canon, Inc., Sponsored ADR	7,971	216,014
	Canon, Inc.	23,500	637,349
	Capcom Co., Ltd.	31,000	647,302
	Career Design Center Co., Ltd.	1,900	27,654
	Carlit Holdings Co., Ltd.	13,800	77,961
	Carta Holdings, Inc.	8,100	90,536
#	Casio Computer Co., Ltd.	18,800	214,476
	Cawachi, Ltd.	12,400	230,417
	C'BON COSMETICS Co., Ltd.	1,300	28,739
	Central Automotive Products, Ltd.	7,600	138,744
	Central Glass Co., Ltd.	31,300	711,515
#	Central Security Patrols Co., Ltd.	2,200	98,854
	Central Sports Co., Ltd.	4,700	133,686

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiba Bank, Ltd. (The)	108,500	$536,627
	Chiba Kogyo Bank, Ltd. (The)	46,300	130,079
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	9,200	111,948
	CHIMNEY Co., Ltd.	2,100	46,294
	Chino Corp.	5,900	76,377
	Chiyoda Co., Ltd.	7,300	107,922
	Chiyoda Integre Co., Ltd.	8,700	166,124
	Chofu Seisakusho Co., Ltd.	14,800	300,053
	Chori Co., Ltd.	10,800	168,192
	Chubu Shiryo Co., Ltd.	15,700	180,647
	Chudenko Corp.	20,500	448,356
	Chuetsu Pulp & Paper Co., Ltd.	22,989	332,203
*	Chugai Mining Co., Ltd.	36,200	6,645
	Chugai Ro Co., Ltd.	6,400	94,314
	Chugoku Bank, Ltd. (The)	77,600	678,445
	Chugoku Marine Paints, Ltd.	39,000	291,884
	Chukyo Bank, Ltd. (The)	10,100	204,243
	Chuo Spring Co., Ltd.	1,300	33,977
	CI Takiron Corp.	32,200	206,823
	Citizen Watch Co., Ltd.	249,700	1,242,621
	CKD Corp.	42,400	465,149
	CK-San-Etsu Co., Ltd.	3,400	89,048
	Cleanup Corp.	21,000	99,389
	CMIC Holdings Co., Ltd.	10,300	175,868
	CMK Corp.	37,100	211,742
#	Coca-Cola Bottlers Japan Holdings, Inc.	25,404	625,317
	cocokara fine, Inc.	8,100	426,888
	Coco's Japan Co., Ltd.	5,000	67,762
	Colowide Co., Ltd.	29,600	576,901
	Computer Engineering & Consulting, Ltd.	10,800	240,321
	Computer Institute of Japan, Ltd.	8,700	78,947
	COMSYS Holdings Corp.	24,359	614,592
	Concordia Financial Group, Ltd.	184,938	651,229
	CONEXIO Corp.	12,800	172,717
*	COOKPAD, Inc.	8,200	23,025
	Corona Corp.	11,100	102,653
#	Cosel Co., Ltd.	19,500	193,364
	Cosmo Energy Holdings Co., Ltd.	46,100	950,252
#	Cosmos Initia Co., Ltd.	11,300	51,778
	Cosmos Pharmaceutical Corp.	1,000	184,140
	Cota Co., Ltd.	4,609	50,095
#	CRE, Inc.	5,500	57,348
	Create Medic Co., Ltd.	6,400	54,143
#	Create Restaurants Holdings, Inc.	21,400	319,389
	Create SD Holdings Co., Ltd.	10,800	241,940
	Credit Saison Co., Ltd.	79,000	960,416
	Creek & River Co., Ltd.	5,400	65,813
	Cresco, Ltd.	3,300	116,251
	Cross Plus, Inc.	1,400	7,908
	CTI Engineering Co., Ltd.	12,100	175,994
	CyberAgent, Inc.	5,200	208,648
#	Cybernet Systems Co., Ltd.	9,300	57,789
	Cybozu, Inc.	9,800	115,700
	Dai Nippon Printing Co., Ltd.	45,400	952,245
	Dai Nippon Toryo Co., Ltd.	19,200	173,153
	Daicel Corp.	130,700	1,105,991
	Dai-Dan Co., Ltd.	11,600	235,386
	Daido Kogyo Co., Ltd.	8,100	65,822
	Daido Metal Co., Ltd.	35,500	213,314

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co., Ltd.	22,600	$858,054
	Daidoh, Ltd.	21,700	58,513
	Daifuku Co., Ltd.	19,700	1,077,457
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	91,870
	Daihen Corp.	16,400	454,074
	Daiho Corp.	15,000	372,691
	Daiichi Jitsugyo Co., Ltd.	7,800	213,871
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	138,477
	Dai-ichi Life Holdings, Inc.	86,800	1,276,051
#	Dai-ichi Seiko Co., Ltd.	7,000	85,310
	Daiichikosho Co., Ltd.	12,100	499,801
	Daiken Corp.	11,700	231,931
	Daiken Medical Co., Ltd.	6,000	34,095
	Daiki Aluminium Industry Co., Ltd.	25,000	175,148
	Daikoku Denki Co., Ltd.	8,100	99,284
#	Daikokutenbussan Co., Ltd.	5,400	162,165
*	Daikokuya Holdings Co., Ltd.	53,600	19,509
	Daikyonishikawa Corp.	30,100	247,748
	Dainichi Co., Ltd.	5,100	29,789
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	10,400	287,058
	Daio Paper Corp.	49,000	585,238
	Daiseki Co., Ltd.	9,500	225,751
	Daishi Hokuetsu Financial Group, Inc.	30,500	810,716
#	Daishinku Corp.	5,500	60,189
	Daisue Construction Co., Ltd.	7,600	66,514
	Daito Bank, Ltd. (The)	5,000	25,151
	Daito Pharmaceutical Co., Ltd.	8,960	249,755
	Daitron Co., Ltd.	5,900	72,576
	Daiwa House Industry Co., Ltd.	23,000	653,930
	Daiwa Industries, Ltd.	17,000	168,414
	Daiwa Securities Group, Inc.	314,647	1,356,612
	Daiwabo Holdings Co., Ltd.	16,300	789,905
	DCM Holdings Co., Ltd.	95,300	899,298
	Delica Foods Holdings Co., Ltd.	2,400	32,162
	DeNA Co., Ltd.	20,500	390,986
	Denka Co., Ltd.	48,200	1,387,120
	Denki Kogyo Co., Ltd.	7,900	221,635
	Densan System Co., Ltd.	4,100	120,734
	Denso Corp.	26,100	1,107,826
	Dentsu, Inc.	4,800	158,669
	Denyo Co., Ltd.	16,200	233,636
	Descente, Ltd.	7,900	122,607
	Dexerials Corp.	50,200	331,148
	DIC Corp.	41,700	1,125,050
	Digital Arts, Inc.	5,200	526,443
#	Digital Hearts Holdings Co., Ltd.	7,100	70,824
	Dip Corp.	14,800	303,803
	Disco Corp.	2,400	440,465
#	DKK-Toa Corp.	5,800	43,715
	DKS Co., Ltd.	7,000	206,813
#	DMG Mori Co., Ltd.	48,400	701,092
	Doshisha Co., Ltd.	10,400	162,067
	Doutor Nichires Holdings Co., Ltd.	20,600	379,241
	Dowa Holdings Co., Ltd.	36,200	1,143,255
	DSB Co., Ltd.	10,500	50,232
	DTS Corp.	28,600	625,165
	Duskin Co., Ltd.	22,200	587,585
	Dvx, Inc.	4,600	33,512
	DyDo Group Holdings, Inc.	8,400	330,013

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dynic Corp.	4,600	$31,609
	Eagle Industry Co., Ltd.	24,500	244,399
	Ebara Corp.	34,400	924,467
	Ebara Foods Industry, Inc.	3,800	73,967
	Ebara Jitsugyo Co., Ltd.	5,300	97,990
	Eco's Co., Ltd.	8,100	110,279
	EDION Corp.	62,700	594,519
	EF-ON, Inc.	6,000	49,165
	eGuarantee, Inc.	13,700	146,880
	Ehime Bank, Ltd. (The)	29,000	289,573
	Eidai Co., Ltd.	18,000	57,144
	Eiken Chemical Co., Ltd.	11,800	198,285
	Eizo Corp.	9,400	344,746
	Elecom Co., Ltd.	11,000	398,298
	Elematec Corp.	14,148	132,853
	Endo Lighting Corp.	18,100	126,494
*	Enigmo, Inc.	11,800	126,233
	en-japan, Inc.	14,200	582,523
#	Enomoto Co., Ltd.	5,700	46,809
	Enplas Corp.	3,900	124,561
#	Enshu, Ltd.	3,100	33,338
	EPS Holdings, Inc.	16,700	257,124
	eRex Co., Ltd.	10,300	101,051
#	ES-Con Japan, Ltd.	27,400	172,111
	ESPEC Corp.	10,700	219,907
	Excel Co., Ltd.	5,800	80,628
	Exedy Corp.	26,100	532,066
	Ezaki Glico Co., Ltd.	1,800	78,151
	F&M Co., Ltd.	3,000	34,545
	F@N Communications, Inc.	40,500	204,335
	Faith, Inc.	5,500	37,941
	FALCO HOLDINGS Co., Ltd.	8,000	117,921
	FamilyMart UNY Holdings Co., Ltd.	4,476	95,562
	FCC Co., Ltd.	25,500	495,517
*	FDK Corp.	3,900	29,510
	Feed One Co., Ltd.	102,740	167,843
	Felissimo Corp.	2,400	22,278
	Fenwal Controls of Japan, Ltd.	3,400	46,843
	Ferrotec Holdings Corp.	38,500	330,215
	FIDEA Holdings Co., Ltd.	176,600	194,679
	Fields Corp.	10,600	46,492
	Financial Products Group Co., Ltd.	31,800	280,160
#	FINDEX, Inc.	6,400	55,253
*	First Baking Co., Ltd.	400	3,582
	First Bank of Toyama, Ltd. (The)	15,600	43,774
#	First Brothers Co., Ltd.	4,800	47,629
	First Juken Co., Ltd.	7,900	91,112
	FJ Next Co., Ltd.	10,500	102,402
	Foster Electric Co., Ltd.	24,200	423,361
	FP Corp.	9,200	567,179
	France Bed Holdings Co., Ltd.	20,000	182,828
#	Freebit Co., Ltd.	8,100	81,422
#	Freund Corp.	5,300	39,145
	F-Tech, Inc.	11,900	81,002
	FTGroup Co., Ltd.	6,300	89,150
	Fudo Tetra Corp.	13,300	159,463
	Fuji Co., Ltd.	18,700	316,347
	Fuji Corp.	49,700	662,700
	Fuji Corp.	4,500	84,189

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Corp., Ltd.	24,700	$165,907
	Fuji Die Co., Ltd.	7,300	41,761
	Fuji Electric Co., Ltd.	17,000	519,348
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	6,998
#	Fuji Kosan Co., Ltd.	100	815
#	Fuji Kyuko Co., Ltd.	10,800	414,743
	Fuji Media Holdings, Inc.	21,500	279,732
	Fuji Oil Co., Ltd.	44,900	104,868
	Fuji Oil Holdings, Inc.	11,400	350,941
	Fuji Pharma Co., Ltd.	6,100	81,742
	Fuji Seal International, Inc.	19,200	562,509
	Fuji Soft, Inc.	2,100	94,360
	Fujibo Holdings, Inc.	8,300	201,035
	Fujicco Co., Ltd.	6,500	117,220
	FUJIFILM Holdings Corp.	8,500	402,886
	Fujikura Composites, Inc.	14,600	57,019
	Fujikura Kasei Co., Ltd.	21,300	116,166
	Fujikura, Ltd.	217,700	796,360
	Fujimi, Inc.	5,500	113,651
	Fujimori Kogyo Co., Ltd.	12,600	338,566
#	Fujio Food System Co., Ltd.	4,200	99,674
#	Fujisash Co., Ltd.	77,900	61,336
	Fujishoji Co., Ltd.	4,500	40,191
	Fujita Kanko, Inc.	6,599	165,262
	Fujitec Co., Ltd.	24,400	304,174
	Fujitsu Frontech, Ltd.	11,400	100,188
	Fujitsu General, Ltd.	29,600	473,040
	Fujitsu, Ltd.	14,100	1,100,341
	Fujiya Co., Ltd.	2,300	40,829
	FuKoKu Co., Ltd.	9,000	60,496
	Fukuda Corp.	4,600	193,257
	Fukuda Denshi Co., Ltd.	2,200	144,498
	Fukui Bank, Ltd. (The)	16,900	215,332
	Fukui Computer Holdings, Inc.	3,500	73,331
	Fukuoka Financial Group, Inc.	74,208	1,358,928
	Fukushima Bank, Ltd. (The)	26,500	59,882
	Fukushima Industries Corp.	7,300	226,646
	Fukuyama Transporting Co., Ltd.	10,523	396,221
	FULLCAST Holdings Co., Ltd.	10,900	222,876
*	Funai Electric Co., Ltd.	16,300	115,860
	Funai Soken Holdings, Inc.	14,860	339,083
	Furukawa Battery Co., Ltd. (The)	10,900	64,988
	Furukawa Co., Ltd.	28,700	374,526
	Furukawa Electric Co., Ltd.	48,300	1,295,431
	Furuno Electric Co., Ltd.	21,700	185,964
	Furusato Industries, Ltd.	8,000	106,881
	Furyu Corp.	10,100	100,199
	Fuso Chemical Co., Ltd.	14,000	292,304
	Fuso Pharmaceutical Industries, Ltd.	6,500	114,558
	Futaba Corp.	27,200	362,184
	Futaba Industrial Co., Ltd.	52,900	366,998
	Future Corp.	18,400	327,258
	Fuyo General Lease Co., Ltd.	16,300	967,417
	G-7 Holdings, Inc.	4,500	122,139
	Gakken Holdings Co., Ltd.	2,700	121,467
	Gakkyusha Co., Ltd.	3,300	39,750
	GCA Corp.	3,000	19,514
	Gecoss Corp.	13,700	117,403
	Genki Sushi Co., Ltd.	2,900	81,666

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Genky DrugStores Co., Ltd.	4,800	$93,289
	Geo Holdings Corp.	30,600	402,734
	Geostr Corp.	11,800	34,826
#	Gfoot Co., Ltd.	7,500	44,793
	Giken, Ltd.	5,900	172,874
	GL Sciences, Inc.	7,000	95,987
	GLOBERIDE, Inc.	8,000	238,345
	Glory, Ltd.	37,500	990,235
	Glosel Co., Ltd.	15,700	62,664
	GMO Financial Holdings, Inc.	5,200	28,252
	GMO internet, Inc.	26,000	422,666
	GMO Payment Gateway, Inc.	8,800	635,792
	Godo Steel, Ltd.	10,800	202,802
#	Gokurakuyu Holdings Co., Ltd.	7,600	40,246
	Goldcrest Co., Ltd.	16,990	306,278
	Goldwin, Inc.	3,200	440,101
#	Golf Digest Online, Inc.	5,700	30,186
	Grandy House Corp.	13,500	61,027
	Gree, Inc.	58,900	276,493
	GS Yuasa Corp.	51,000	953,859
	GSI Creos Corp.	7,700	88,895
	G-Tekt Corp.	17,800	259,494
	Gun-Ei Chemical Industry Co., Ltd.	3,400	77,281
	GungHo Online Entertainment, Inc.	3,270	86,279
	Gunma Bank, Ltd. (The)	147,300	507,464
	Gunze, Ltd.	11,900	528,794
	Gurunavi, Inc.	24,700	152,354
	H2O Retailing Corp.	62,399	705,250
#	HABA Laboratories, Inc.	1,100	89,210
	Hachijuni Bank, Ltd. (The)	173,100	652,299
#	Hagihara Industries, Inc.	7,000	87,073
	Hagiwara Electric Holdings Co., Ltd.	6,800	178,116
	Hakudo Co., Ltd.	4,400	56,411
	Hakuhodo DY Holdings, Inc.	26,300	412,478
	Hakuto Co., Ltd.	11,400	128,366
	Halows Co., Ltd.	6,000	124,249
	Hamakyorex Co., Ltd.	13,700	489,512
	Hamamatsu Photonics KK	7,100	263,301
#	Handsman Co., Ltd.	4,200	45,445
	Hankyu Hanshin Holdings, Inc.	15,600	547,690
	Hanwa Co., Ltd.	27,300	743,848
	Happinet Corp.	14,500	174,039
	Harada Industry Co., Ltd.	6,600	51,388
	Hard Off Corp. Co., Ltd.	9,900	66,916
	Harima Chemicals Group, Inc.	12,200	128,658
#	Harmonic Drive Systems, Inc.	6,300	237,275
	Haruyama Holdings, Inc.	3,900	29,001
	Haseko Corp.	174,300	1,888,137
	Hayashikane Sangyo Co., Ltd.	5,400	33,247
	Hazama Ando Corp.	146,750	1,011,603
#	Heian Ceremony Service Co., Ltd.	1,300	10,585
	Heiwa Corp.	32,100	658,645
	Heiwa Real Estate Co., Ltd.	25,300	531,318
#	Heiwado Co., Ltd.	23,900	438,772
	Helios Techno Holdings Co., Ltd.	14,900	87,742
	Hibino Corp.	2,900	67,380
	Hibiya Engineering, Ltd.	14,100	254,240
#	Hiday Hidaka Corp.	10,990	212,403
	Hikari Tsushin, Inc.	2,300	507,097

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	HI-LEX Corp.	15,300	$248,823
#	Himaraya Co., Ltd.	1,900	14,152
	Hino Motors, Ltd.	104,400	837,526
	Hioki EE Corp.	5,000	170,032
	Hirakawa Hewtech Corp.	8,800	102,194
#	Hiramatsu, Inc.	19,100	63,003
#	Hirano Tecseed Co., Ltd.	7,700	117,357
	Hirata Corp.	4,700	287,462
	Hirose Electric Co., Ltd.	1,200	125,727
	Hiroshima Bank, Ltd. (The)	127,300	608,402
	Hiroshima Gas Co., Ltd.	16,700	50,848
	HIS Co., Ltd.	14,000	341,445
	Hisaka Works, Ltd.	21,000	164,806
	Hisamitsu Pharmaceutical Co., Inc.	1,100	44,207
	Hitachi Capital Corp.	41,800	856,033
	Hitachi Chemical Co., Ltd.	10,600	289,860
	Hitachi Construction Machinery Co., Ltd.	26,400	619,120
	Hitachi High-Technologies Corp.	7,700	387,981
	Hitachi Metals, Ltd.	54,310	570,980
	Hitachi Transport System, Ltd.	20,300	631,421
	Hitachi Zosen Corp.	139,540	500,408
	Hitachi, Ltd.	97,300	3,449,752
	Hitachi, Ltd., ADR	303	21,493
	Hito Communications Holdings, Inc.	3,700	62,773
	Hochiki Corp.	9,500	118,340
	Hodogaya Chemical Co., Ltd.	5,500	142,074
	Hogy Medical Co., Ltd.	7,200	200,137
	Hokkaido Electric Power Co., Inc.	38,000	215,134
	Hokkaido Gas Co., Ltd.	2,400	32,443
	Hokkan Holdings, Ltd.	6,900	108,030
	Hokko Chemical Industry Co., Ltd.	20,000	88,621
	Hokkoku Bank, Ltd. (The)	16,100	447,228
	Hokuetsu Corp.	105,200	522,047
	Hokuetsu Industries Co., Ltd.	17,000	184,858
	Hokuhoku Financial Group, Inc.	82,000	821,577
#	Hokuriku Electric Industry Co., Ltd.	6,200	59,851
*	Hokuriku Electric Power Co.	36,500	261,398
	Hokuriku Electrical Construction Co., Ltd.	11,000	90,805
	Hokuto Corp.	15,600	265,918
	Honda Motor Co., Ltd., Sponsored ADR	23,840	593,139
	Honda Motor Co., Ltd.	138,023	3,434,084
#	Honda Tsushin Kogyo Co., Ltd.	10,000	45,616
	H-One Co., Ltd.	17,400	113,174
	Honeys Holdings Co., Ltd.	12,570	152,264
	Honshu Chemical Industry Co., Ltd.	3,200	34,664
	Hoosiers Holdings	17,700	100,787
	Horiba, Ltd.	12,400	663,586
	Hoshizaki Corp.	2,800	197,818
	Hosiden Corp.	47,800	530,648
	Hosokawa Micron Corp.	6,000	242,771
	Howa Machinery, Ltd.	12,800	98,811
	Hulic Co., Ltd.	13,200	113,393
	Hurxley Corp.	2,400	22,895
	Hyakugo Bank, Ltd. (The)	159,400	467,413
	Hyakujushi Bank, Ltd. (The)	17,600	350,289
	Ibiden Co., Ltd.	62,100	1,107,146
	IBJ Leasing Co., Ltd.	23,800	597,302
#	Ichibanya Co., Ltd.	5,134	241,825
	Ichigo, Inc.	122,800	443,720

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co., Ltd.	5,400	$84,956
	Ichikoh Industries, Ltd.	36,000	230,309
	Ichinen Holdings Co., Ltd.	18,300	186,705
	Ichiyoshi Securities Co., Ltd.	16,500	108,934
#	Icom, Inc.	7,400	153,873
	Idec Corp.	13,200	237,066
	Idemitsu Kosan Co., Ltd.	94,826	2,613,158
	IDOM, Inc.	67,000	252,385
	IHI Corp.	21,300	507,548
	Iida Group Holdings Co., Ltd.	31,120	510,449
	Iino Kaiun Kaisha, Ltd.	76,300	255,446
#	IJTT Co., Ltd.	17,000	81,251
	Ikegami Tsushinki Co., Ltd.	7,300	70,838
	Imagica Group, Inc.	11,000	54,801
	Imasen Electric Industrial	16,400	132,935
	Inaba Denki Sangyo Co., Ltd.	11,200	515,798
	Inaba Seisakusho Co., Ltd.	7,400	94,498
	Inabata & Co., Ltd.	29,800	387,771
	Inageya Co., Ltd.	5,100	69,120
	Ines Corp.	16,800	178,979
	I-Net Corp.	10,100	135,508
	Infocom Corp.	17,600	436,234
	Infomart Corp.	46,000	620,471
	Information Services International-Dentsu, Ltd.	8,500	295,134
	Innotech Corp.	12,900	106,992
	Inpex Corp.	103,800	910,363
	Intage Holdings, Inc.	26,600	224,781
	Intelligent Wave, Inc.	2,400	20,533
#	Inter Action Corp.	4,900	85,149
	Internet Initiative Japan, Inc.	20,400	381,268
#	Inui Global Logistics Co., Ltd.	15,295	123,234
	I-O Data Device, Inc.	6,200	53,265
	Iriso Electronics Co., Ltd.	8,900	405,986
	Ise Chemicals Corp.	1,400	42,505
	Iseki & Co., Ltd.	12,900	168,812
	Isetan Mitsukoshi Holdings, Ltd.	151,000	1,200,434
#	Ishihara Chemical Co., Ltd.	4,800	74,643
	Ishihara Sangyo Kaisha, Ltd.	31,300	332,533
	Ishii Iron Works Co., Ltd.	1,900	35,133
	Ishizuka Glass Co., Ltd.	1,800	32,976
#*	Istyle, Inc.	20,000	150,837
	Isuzu Motors, Ltd.	58,300	645,115
*	ITbook Holdings Co., Ltd.	9,100	29,135
	Itfor, Inc.	11,700	100,159
	Ito En, Ltd.	9,100	397,368
	ITOCHU Corp.	39,900	759,725
	Itochu Enex Co., Ltd.	43,700	353,624
	Itochu Techno-Solutions Corp.	4,600	117,921
	Itochu-Shokuhin Co., Ltd.	3,800	155,623
	Itoham Yonekyu Holdings, Inc.	95,978	628,751
	Itoki Corp.	33,553	138,403
	IwaiCosmo Holdings, Inc.	15,100	154,012
	Iwaki & Co., Ltd.	24,300	108,232
	Iwasaki Electric Co., Ltd.	6,400	77,711
	Iwatani Corp.	28,400	937,484
	Iwatsu Electric Co., Ltd.	6,100	43,981
	Iwatsuka Confectionery Co., Ltd.	800	29,163
	Iyo Bank, Ltd. (The)	116,582	566,601
	Izumi Co., Ltd.	4,900	183,800

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co., Ltd.	103,800	$1,218,588
#	J Trust Co., Ltd.	60,600	264,723
	JAC Recruitment Co., Ltd.	7,600	175,701
	Jaccs Co., Ltd.	21,900	435,562
	Jafco Co., Ltd.	23,000	852,634
	Jalux, Inc.	5,400	124,798
	Jamco Corp.	6,800	123,917
	Janome Sewing Machine Co., Ltd.	17,000	72,753
	Japan Airlines Co., Ltd.	5,200	162,840
	Japan Airport Terminal Co., Ltd.	5,800	239,814
	Japan Asia Group, Ltd.	16,900	52,463
*	Japan Asia Investment Co., Ltd.	16,300	38,855
	Japan Aviation Electronics Industry, Ltd.	37,900	527,844
	Japan Cash Machine Co., Ltd.	15,800	157,108
#*	Japan Display, Inc.	1,263,600	863,535
	Japan Electronic Materials Corp.	5,100	24,741
	Japan Exchange Group, Inc.	22,200	325,352
	Japan Foundation Engineering Co., Ltd.	19,200	59,276
#	Japan Lifeline Co., Ltd.	25,200	443,528
	Japan Material Co., Ltd.	27,000	351,516
#	Japan Meat Co., Ltd.	7,200	119,282
	Japan Medical Dynamic Marketing, Inc.	14,500	181,551
	Japan Oil Transportation Co., Ltd.	2,900	77,076
	Japan Post Holdings Co., Ltd.	126,800	1,242,960
	Japan Property Management Center Co., Ltd.	6,200	64,628
	Japan Pulp & Paper Co., Ltd.	9,000	302,848
	Japan Securities Finance Co., Ltd.	85,300	432,428
	Japan Steel Works, Ltd. (The)	45,600	793,974
	Japan Tobacco, Inc.	21,600	475,929
	Japan Transcity Corp.	33,400	152,589
	Japan Wool Textile Co., Ltd. (The)	39,800	329,149
	Jastec Co., Ltd.	6,900	68,815
	JBCC Holdings, Inc.	9,600	141,296
	JCU Corp.	18,600	348,883
	Jeol, Ltd.	16,500	370,771
	JFE Holdings, Inc.	129,060	1,706,301
	JGC Corp.	94,100	1,225,124
*	JIG-SAW, Inc.	1,400	64,297
	Jimoto Holdings, Inc.	148,300	133,184
	JINS Holdings, Inc.	6,400	336,906
	JK Holdings Co., Ltd.	14,300	72,175
	JMS Co., Ltd.	12,500	91,715
	Joban Kosan Co., Ltd.	4,900	74,337
	J-Oil Mills, Inc.	6,600	236,642
	Joshin Denki Co., Ltd.	13,000	248,031
	JP-Holdings, Inc.	22,600	59,286
	JSP Corp.	7,100	123,378
	JSR Corp.	63,700	1,051,999
	JTEKT Corp.	81,100	961,569
	Juki Corp.	27,700	250,124
	Juroku Bank, Ltd. (The)	20,400	415,928
	Justsystems Corp.	14,300	482,510
	JVCKenwood Corp.	147,070	328,904
	JXTG Holdings, Inc.	490,470	2,308,067
	K&O Energy Group, Inc.	10,700	144,801
*	Kadokawa Dwango	27,277	346,633
	Kaga Electronics Co., Ltd.	15,100	229,717
	Kagome Co., Ltd.	6,600	152,901
	Kajima Corp.	13,922	179,043

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kakaku.com, Inc.	8,800	$182,786
	Kaken Pharmaceutical Co., Ltd.	10,700	518,355
	Kakiyasu Honten Co., Ltd.	5,200	102,151
	Kameda Seika Co., Ltd.	4,700	219,523
	Kamei Corp.	18,600	189,423
	Kamigumi Co., Ltd.	17,800	409,206
	Kanaden Corp.	13,400	171,705
	Kanagawa Chuo Kotsu Co., Ltd.	3,600	121,789
	Kanamoto Co., Ltd.	22,400	575,782
	Kandenko Co., Ltd.	52,200	455,129
	Kaneka Corp.	26,200	972,741
	Kaneko Seeds Co., Ltd.	2,400	28,154
	Kanematsu Corp.	62,300	714,763
	Kanematsu Electronics, Ltd.	9,100	249,591
	Kansai Mirai Financial Group, Inc.	62,732	421,309
	Kansai Paint Co., Ltd.	12,000	236,962
	Kansai Super Market, Ltd.	10,400	103,608
	Kanto Denka Kogyo Co., Ltd.	41,900	286,299
	Kappa Create Co., Ltd.	6,500	83,036
	Kasai Kogyo Co., Ltd.	23,300	191,176
	Katakura & Co-op Agri Corp.	3,200	32,039
	Katakura Industries Co., Ltd.	19,000	216,789
	Kato Sangyo Co., Ltd.	11,100	327,561
	Kato Works Co., Ltd.	8,400	149,944
	KAWADA TECHNOLOGIES, Inc.	3,400	233,150
#	Kawagishi Bridge Works Co., Ltd.	1,600	35,777
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	140,101
	Kawasaki Heavy Industries, Ltd.	43,400	944,290
#*	Kawasaki Kisen Kaisha, Ltd.	76,399	976,012
	Kawasumi Laboratories, Inc.	13,100	91,940
	KDDI Corp.	78,300	2,042,964
	Keihan Holdings Co., Ltd.	17,800	721,448
	Keihanshin Building Co., Ltd.	14,700	162,003
	Keihin Co., Ltd.	3,500	39,767
	Keihin Corp.	37,700	523,262
	Keiyo Bank, Ltd. (The)	72,900	443,689
#	Keiyo Co., Ltd.	28,100	121,816
	KEL Corp.	4,100	29,789
	Kenedix, Inc.	53,300	270,128
	Kenko Mayonnaise Co., Ltd.	7,800	178,230
	Kewpie Corp.	12,000	271,547
	Key Coffee, Inc.	7,800	152,344
#	KFC Holdings Japan, Ltd.	10,000	196,392
	Kimoto Co., Ltd.	28,900	50,854
	Kimura Chemical Plants Co., Ltd.	10,600	34,866
	Kimura Unity Co., Ltd.	2,800	26,803
	Kinden Corp.	39,700	600,563
	King Co., Ltd.	4,400	26,784
*	Kinki Sharyo Co., Ltd. (The)	4,300	66,631
	Kintetsu Department Store Co., Ltd.	3,700	105,619
	Kintetsu World Express, Inc.	26,200	351,328
	Kirin Holdings Co., Ltd.	12,380	268,501
	Kirindo Holdings Co., Ltd.	5,300	86,043
	Kissei Pharmaceutical Co., Ltd.	21,200	523,645
	Ki-Star Real Estate Co., Ltd.	6,500	97,875
	Kitagawa Corp.	8,200	158,558
	Kita-Nippon Bank, Ltd. (The)	6,500	107,709
	Kitano Construction Corp.	3,200	76,885
	Kito Corp.	19,300	285,777

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kitz Corp.	60,500	$411,066
	Kiyo Bank, Ltd. (The)	49,700	647,282
#*	KLab, Inc.	18,500	151,411
*	KNT-CT Holdings Co., Ltd.	6,000	72,401
	Koa Corp.	15,200	182,975
	Koatsu Gas Kogyo Co., Ltd.	22,500	172,272
	Kobayashi Pharmaceutical Co., Ltd.	2,800	199,766
	Kobe Bussan Co., Ltd.	10,000	558,608
*	Kobe Electric Railway Co., Ltd.	1,600	58,467
	Kobe Steel, Ltd.	198,000	1,270,424
#	Kobelco Eco-Solutions Co., Ltd.	2,800	45,314
	Kohnan Shoji Co., Ltd.	20,000	435,953
	Kohsoku Corp.	6,900	79,099
	Koito Manufacturing Co., Ltd.	10,500	524,930
*	Kojima Co., Ltd.	44,600	194,329
#	Kokusai Co., Ltd.	2,800	18,644
	Kokuyo Co., Ltd.	52,300	705,430
	KOMAIHALTEC, Inc.	3,399	50,595
	Komatsu Matere Co., Ltd.	20,100	142,978
	Komatsu Wall Industry Co., Ltd.	7,900	139,095
	Komatsu, Ltd.	31,400	702,117
	Komehyo Co., Ltd.	5,700	61,508
	Komeri Co., Ltd.	28,400	583,427
#	Komori Corp.	40,300	406,963
	Konaka Co., Ltd.	39,500	151,846
	Konami Holdings Corp.	14,800	627,962
	Kondotec, Inc.	12,100	102,665
	Konica Minolta, Inc.	226,700	1,878,698
	Konishi Co., Ltd.	19,800	281,941
	Konoike Transport Co., Ltd.	20,500	317,179
	Konoshima Chemical Co., Ltd.	3,400	26,477
*	Kosaido Co., Ltd.	14,900	97,750
	Kose Corp.	3,900	664,804
#	Kosei Securities Co., Ltd. (The)	4,300	24,715
#	Koshidaka Holdings Co., Ltd.	22,000	311,216
	Kotobuki Spirits Co., Ltd.	9,400	554,494
	Kourakuen Holdings Corp.	6,000	166,255
	Krosaki Harima Corp.	4,600	252,272
	KRS Corp.	6,100	110,222
	K's Holdings Corp.	89,620	817,162
	KU Holdings Co., Ltd.	9,100	72,555
	Kubota Corp.	28,800	444,255
	Kumagai Gumi Co., Ltd.	23,500	628,236
#	Kumiai Chemical Industry Co., Ltd.	31,400	257,940
	Kunimine Industries Co., Ltd.	4,500	36,600
	Kura Sushi, Inc.	5,200	213,166
	Kurabo Industries, Ltd.	13,900	267,919
	Kuraray Co., Ltd.	140,800	1,665,212
	Kureha Corp.	6,400	423,967
	Kurimoto, Ltd.	7,800	105,658
	Kurita Water Industries, Ltd.	16,400	414,025
	Kuriyama Holdings Corp.	8,000	64,626
	Kusuri no Aoki Holdings Co., Ltd.	5,900	390,096
*	KYB Corp.	15,100	428,524
	Kyocera Corp.	12,685	773,116
	Kyodo Printing Co., Ltd.	7,300	189,812
	Kyoei Steel, Ltd.	19,000	321,819
#	Kyokuto Boeki Kaisha, Ltd.	6,400	104,402
	Kyokuto Kaihatsu Kogyo Co., Ltd.	23,800	293,674

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyokuto Securities Co., Ltd.	20,300	$170,450
	Kyokuyo Co., Ltd.	7,100	198,849
	KYORIN Holdings, Inc.	21,800	366,695
	Kyoritsu Maintenance Co., Ltd.	13,640	587,223
	Kyoritsu Printing Co., Ltd.	23,500	39,385
	Kyosan Electric Manufacturing Co., Ltd.	36,200	124,509
	Kyowa Electronic Instruments Co., Ltd.	14,300	54,970
	Kyowa Exeo Corp.	31,754	762,647
	Kyowa Kirin Co., Ltd.	2,400	39,554
	Kyowa Leather Cloth Co., Ltd.	13,200	95,225
	Kyudenko Corp.	23,000	712,131
	Kyushu Financial Group, Inc.	149,280	566,544
	LAC Co., Ltd.	7,000	108,823
#	Lacto Japan Co., Ltd.	3,800	116,501
	Land Business Co., Ltd.	5,600	39,558
#*	Laox Co., Ltd.	24,100	69,881
	Lasertec Corp.	16,600	789,664
	Lawson, Inc.	2,100	104,940
	LEC, Inc.	18,000	211,239
#*	Leopalace21 Corp.	221,900	464,358
	Life Corp.	9,000	185,583
	LIFULL Co., Ltd.	26,500	122,532
	Linical Co., Ltd.	4,700	45,421
#	Link And Motivation, Inc.	20,000	102,626
	Lintec Corp.	27,500	578,622
	Lion Corp.	11,700	229,678
	LIXIL Group Corp.	88,000	1,522,141
	LIXIL VIVA Corp.	17,300	210,247
	Lonseal Corp.	1,600	24,731
	Look Holdings, Inc.	4,400	47,792
*	M&A Capital Partners Co., Ltd.	2,900	193,744
	Mabuchi Motor Co., Ltd.	1,400	48,333
	Macnica Fuji Electronics Holdings, Inc.	38,850	539,016
	Macromill, Inc.	10,500	121,911
	Maeda Corp.	77,000	576,890
	Maeda Kosen Co., Ltd.	16,000	267,587
	Maeda Road Construction Co., Ltd.	32,200	683,298
	Maezawa Kasei Industries Co., Ltd.	11,300	118,042
	Maezawa Kyuso Industries Co., Ltd.	9,100	161,648
	Makino Milling Machine Co., Ltd.	19,800	825,424
	Makita Corp., Sponsored ADR	3,976	128,504
	Makita Corp.	3,100	102,213
	Mamezou Holdings Co., Ltd.	11,200	151,515
	Mamiya-Op Co., Ltd.	2,699	23,044
	Mandom Corp.	7,200	169,412
	Mani, Inc.	2,200	158,101
	Mars Group Holdings Corp.	7,600	142,025
	Marubeni Corp.	114,800	744,199
	Marubun Corp.	13,800	74,014
	Marudai Food Co., Ltd.	19,500	364,453
	Marufuji Sheet Piling Co., Ltd.	1,100	22,419
	Maruha Nichiro Corp.	30,600	893,936
	Marui Group Co., Ltd.	20,700	447,221
	Maruichi Steel Tube, Ltd.	9,900	260,638
	Maruka Corp.	3,500	61,639
	Marusan Securities Co., Ltd.	32,400	162,965
#	Maruwa Co., Ltd.	4,800	295,225
	Maruwa Unyu Kikan Co., Ltd.	4,700	200,871
	Maruyama Manufacturing Co., Inc.	2,800	29,451

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maruzen CHI Holdings Co., Ltd.	10,600	$36,862
	Maruzen Co., Ltd.	6,000	115,861
	Maruzen Showa Unyu Co., Ltd.	9,800	291,121
	Marvelous, Inc.	15,400	109,331
	Matsuda Sangyo Co., Ltd.	11,900	167,822
	Matsui Construction Co., Ltd.	17,600	109,521
#	Matsui Securities Co., Ltd.	10,600	87,997
	Matsumotokiyoshi Holdings Co., Ltd.	13,300	442,716
#	Matsuya Co., Ltd.	6,100	45,043
	Matsuyafoods Holdings Co., Ltd.	6,200	204,342
	Max Co., Ltd.	13,000	205,041
#	Maxell Holdings, Ltd.	44,300	566,340
	Maxvalu Nishinihon Co., Ltd.	2,600	40,130
#	Maxvalu Tokai Co., Ltd.	5,000	89,648
	Mazda Motor Corp.	193,100	1,868,186
	MCJ Co., Ltd.	51,200	374,405
	Mebuki Financial Group, Inc.	390,522	963,602
	MEC Co., Ltd.	11,800	116,351
	Media Do Holdings Co., Ltd.	2,300	73,247
	Medical System Network Co., Ltd.	20,600	100,596
	Medipal Holdings Corp.	4,900	104,084
	Megachips Corp.	12,900	192,525
	Megmilk Snow Brand Co., Ltd.	36,200	773,555
	Meidensha Corp.	32,200	496,375
	MEIJI Holdings Co., Ltd.	1,400	97,223
	Meiji Shipping Co., Ltd.	6,100	17,585
#	Meiko Electronics Co., Ltd.	20,700	349,175
#	Meiko Network Japan Co., Ltd.	15,800	136,085
	Meisei Industrial Co., Ltd.	27,100	187,200
	Meitec Corp.	12,900	664,827
	Meito Sangyo Co., Ltd.	8,800	111,552
	Meiwa Corp.	18,400	63,894
	Meiwa Estate Co., Ltd.	10,900	56,532
	Melco Holdings, Inc.	500	13,038
	Menicon Co., Ltd.	15,300	562,664
	Mercuria Investment Co., Ltd.	4,800	32,199
	METAWATER Co., Ltd.	4,800	160,634
	Michinoku Bank, Ltd. (The)	15,291	237,507
	Micronics Japan Co., Ltd.	19,700	187,984
	Mie Kotsu Group Holdings, Inc.	47,700	247,970
	Mikuni Corp.	22,800	76,767
	Milbon Co., Ltd.	9,504	463,744
	Mimaki Engineering Co., Ltd.	14,100	76,459
	Mimasu Semiconductor Industry Co., Ltd.	14,900	247,509
	Minebea Mitsumi, Inc.	102,939	1,756,909
#	Ministop Co., Ltd.	12,900	176,179
	Miraca Holdings, Inc.	32,100	725,780
	Miraial Co., Ltd.	3,700	47,676
	Mirait Holdings Corp.	32,610	481,468
	Miroku Jyoho Service Co., Ltd.	8,100	253,161
	Misawa Homes Co., Ltd.	16,900	164,990
	MISUMI Group, Inc.	15,900	356,820
	Mitani Corp.	8,400	415,589
	Mitani Sangyo Co., Ltd.	14,200	36,617
	Mitani Sekisan Co., Ltd.	5,400	147,984
	Mito Securities Co., Ltd.	61,900	113,317
	Mitsuba Corp.	54,401	323,690
	Mitsubishi Chemical Holdings Corp.	418,780	2,973,131
	Mitsubishi Corp.	87,600	2,352,260

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	79,000	$1,031,798
	Mitsubishi Estate Co., Ltd.	40,200	739,959
	Mitsubishi Gas Chemical Co., Inc.	73,894	983,349
	Mitsubishi Heavy Industries, Ltd.	6,600	272,258
	Mitsubishi Kakoki Kaisha, Ltd.	5,600	82,055
	Mitsubishi Logisnext Co., Ltd.	29,000	296,512
	Mitsubishi Logistics Corp.	32,699	869,630
	Mitsubishi Materials Corp.	54,680	1,504,006
	Mitsubishi Motors Corp.	283,500	1,247,540
	Mitsubishi Paper Mills, Ltd.	27,200	141,392
	Mitsubishi Pencil Co., Ltd.	3,850	59,551
	Mitsubishi Research Institute, Inc.	5,800	212,509
	Mitsubishi Shokuhin Co., Ltd.	7,200	181,037
	Mitsubishi Steel Manufacturing Co., Ltd.	9,700	108,417
	Mitsubishi Tanabe Pharma Corp.	45,800	517,077
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	16,850	83,745
	Mitsubishi UFJ Financial Group, Inc.	928,900	4,587,838
	Mitsubishi UFJ Lease & Finance Co., Ltd.	235,700	1,249,024
	Mitsuboshi Belting, Ltd.	15,500	284,173
	Mitsui & Co., Ltd., Sponsored ADR	471	153,819
	Mitsui & Co., Ltd.	118,200	1,921,561
	Mitsui Chemicals, Inc.	67,600	1,545,831
*	Mitsui E&S Holdings Co., Ltd.	64,500	565,229
	Mitsui Fudosan Co., Ltd.	25,600	577,899
	Mitsui High-Tec, Inc.	18,300	215,139
	Mitsui Matsushima Holdings Co., Ltd.	9,400	111,791
	Mitsui Mining & Smelting Co., Ltd.	52,600	1,208,474
	Mitsui OSK Lines, Ltd.	62,400	1,530,424
	Mitsui Sugar Co., Ltd.	11,300	241,063
	Mitsui-Soko Holdings Co., Ltd.	20,900	296,144
	Mitsuuroko Group Holdings Co., Ltd.	28,700	222,128
	Mixi, Inc.	24,100	455,343
	Miyaji Engineering Group, Inc.	4,500	72,597
	Miyazaki Bank, Ltd. (The)	13,000	312,904
	Miyoshi Oil & Fat Co., Ltd.	7,500	75,127
	Mizuho Financial Group, Inc.	1,940,660	2,754,418
	Mizuno Corp.	16,300	374,141
	Mochida Pharmaceutical Co., Ltd.	3,900	163,813
	Modec, Inc.	9,000	238,867
	Molitec Steel Co., Ltd.	11,400	38,401
#	Monex Group, Inc.	138,200	410,333
	Money Partners Group Co., Ltd.	13,100	33,775
	Monogatari Corp. (The)	2,700	229,497
	MonotaRO Co., Ltd.	26,000	567,593
	MORESCO Corp.	7,100	94,691
	Morinaga & Co., Ltd.	11,600	543,886
	Morinaga Milk Industry Co., Ltd.	28,800	1,117,606
	Morita Holdings Corp.	19,700	323,404
	Morito Co., Ltd.	16,800	125,043
#	Morozoff, Ltd.	1,900	85,708
	Mory Industries, Inc.	4,800	86,676
	MrMax Holdings, Ltd.	20,900	85,759
	MS&AD Insurance Group Holdings, Inc.	38,282	1,254,829
	MTI, Ltd.	18,500	133,625
#	Mugen Estate Co., Ltd.	12,100	62,779
	Murakami Corp.	3,000	65,202
	Musashi Seimitsu Industry Co., Ltd.	38,300	501,148
	Musashino Bank, Ltd. (The)	22,300	430,747
	Mutoh Holdings Co., Ltd.	1,900	28,967

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mynet, Inc.	2,600	$15,177
	N Field Co., Ltd.	5,200	32,690
	Nabtesco Corp.	9,300	250,537
	NAC Co., Ltd.	7,600	68,755
	Nachi-Fujikoshi Corp.	12,900	542,799
	Nadex Co., Ltd.	4,800	38,428
	Nafco Co., Ltd.	500	6,479
	Nagano Bank, Ltd. (The)	7,500	117,687
	Nagano Keiki Co., Ltd.	11,300	80,362
	Nagase & Co., Ltd.	48,500	706,611
	Nagatanien Holdings Co., Ltd.	8,400	159,879
#	Nagawa Co., Ltd.	700	32,308
	Nagoya Railroad Co., Ltd.	5,600	154,166
	Nakabayashi Co., Ltd.	16,400	82,521
	Nakamuraya Co., Ltd.	2,608	102,107
	Nakanishi, Inc.	10,800	197,151
	Nakano Corp.	13,000	50,863
	Nakayama Steel Works, Ltd.	17,200	75,769
	Nakayamafuku Co., Ltd.	7,600	36,857
	Nakayo, Inc.	1,800	27,543
	Namura Shipbuilding Co., Ltd.	49,700	131,049
	Nankai Electric Railway Co., Ltd.	7,400	177,296
	Nanto Bank, Ltd. (The)	27,800	596,956
	Narasaki Sangyo Co., Ltd.	2,400	38,756
	Natori Co., Ltd.	4,100	59,714
	NEC Capital Solutions, Ltd.	7,900	143,353
	NEC Corp.	40,700	1,663,786
	NEC Networks & System Integration Corp.	6,200	160,325
	NET One Systems Co., Ltd.	21,500	567,069
	Neturen Co., Ltd.	26,000	200,495
*	New Japan Chemical Co., Ltd.	25,700	49,459
*	Nexon Co., Ltd.	5,800	91,805
	Nexyz Group Corp.	4,000	73,821
#	NF Corp.	2,400	49,532
	NGK Insulators, Ltd.	18,800	279,608
	NGK Spark Plug Co., Ltd.	19,700	376,162
	NH Foods, Ltd.	14,500	537,774
	NHK Spring Co., Ltd.	121,800	955,121
	Nicca Chemical Co., Ltd.	4,600	35,993
#*	Nice Holdings, Inc.	5,300	29,597
	Nichia Steel Works, Ltd.	31,900	97,568
	Nichias Corp.	43,200	773,743
	Nichiban Co., Ltd.	6,000	104,077
	Nichicon Corp.	34,700	285,563
	Nichiden Corp.	12,000	210,561
	Nichiha Corp.	19,500	508,626
	NichiiGakkan Co., Ltd.	33,900	536,429
	Nichi-iko Pharmaceutical Co., Ltd.	38,200	437,714
#	Nichimo Co., Ltd.	1,300	20,810
	Nichirei Corp.	35,300	816,694
	Nichireki Co., Ltd.	22,300	223,417
	Nichirin Co., Ltd.	7,920	114,424
	Nifco, Inc.	21,400	527,800
	Nihon Chouzai Co., Ltd.	6,440	195,326
#*	Nihon Dempa Kogyo Co., Ltd.	13,900	61,346
	Nihon Dengi Co., Ltd.	2,200	57,178
	Nihon Denkei Co., Ltd.	4,100	53,139
	Nihon Eslead Corp.	5,900	92,512
	Nihon Flush Co., Ltd.	5,600	150,143

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nihon House Holdings Co., Ltd.	31,500	$127,548
#	Nihon Kagaku Sangyo Co., Ltd.	11,400	107,647
	Nihon Kohden Corp.	8,300	227,121
	Nihon M&A Center, Inc.	33,800	907,042
	Nihon Nohyaku Co., Ltd.	33,900	143,074
	Nihon Parkerizing Co., Ltd.	34,300	382,192
	Nihon Plast Co., Ltd.	14,500	92,318
	Nihon Tokushu Toryo Co., Ltd.	12,000	143,758
	Nihon Unisys, Ltd.	16,300	534,963
	Nihon Yamamura Glass Co., Ltd.	7,900	100,751
	Nikkato Corp.	5,800	35,670
	Nikkiso Co., Ltd.	38,900	497,862
	Nikko Co., Ltd.	3,800	101,724
	Nikkon Holdings Co., Ltd.	44,600	1,042,198
#	Nikon Corp.	16,200	218,728
#	Nippi, Inc.	1,599	49,324
	Nippo Corp.	32,300	615,359
	Nippon Air Conditioning Services Co., Ltd.	16,100	106,845
	Nippon Beet Sugar Manufacturing Co., Ltd.	11,100	204,310
	Nippon Carbide Industries Co., Inc.	6,100	74,164
#	Nippon Carbon Co., Ltd.	4,300	164,991
	Nippon Chemical Industrial Co., Ltd.	5,900	114,333
	Nippon Chemi-Con Corp.	12,500	191,316
	Nippon Chemiphar Co., Ltd.	1,600	41,782
	Nippon Coke & Engineering Co., Ltd.	119,300	102,642
	Nippon Commercial Development Co., Ltd.	9,500	132,095
	Nippon Concrete Industries Co., Ltd.	32,000	82,270
#	Nippon Denko Co., Ltd.	80,065	137,522
	Nippon Densetsu Kogyo Co., Ltd.	20,800	398,515
	Nippon Electric Glass Co., Ltd.	44,100	986,223
	Nippon Express Co., Ltd.	9,800	552,333
#	Nippon Filcon Co., Ltd.	6,700	29,785
	Nippon Fine Chemical Co., Ltd.	11,800	129,259
	Nippon Flour Mills Co., Ltd.	33,700	531,477
	Nippon Gas Co., Ltd.	21,200	595,048
	Nippon Hume Corp.	16,700	106,839
	Nippon Kanzai Co., Ltd.	4,800	80,853
	Nippon Kayaku Co., Ltd.	39,900	469,145
	Nippon Kinzoku Co., Ltd.	4,900	38,857
#	Nippon Kodoshi Corp.	5,300	71,806
	Nippon Koei Co., Ltd.	8,300	182,084
	Nippon Koshuha Steel Co., Ltd.	6,600	26,939
	Nippon Light Metal Holdings Co., Ltd.	520,000	950,603
	Nippon Paint Holdings Co., Ltd.	5,000	217,551
	Nippon Paper Industries Co., Ltd.	75,624	1,333,340
	Nippon Parking Development Co., Ltd., Class C	100,000	155,628
	Nippon Pillar Packing Co., Ltd.	16,400	158,178
	Nippon Piston Ring Co., Ltd.	5,800	73,860
	Nippon Road Co., Ltd. (The)	5,100	283,724
	Nippon Seiki Co., Ltd.	35,300	618,262
	Nippon Seisen Co., Ltd.	2,400	58,525
#*	Nippon Sharyo, Ltd.	6,500	148,695
	Nippon Sheet Glass Co., Ltd.	84,400	527,805
	Nippon Shokubai Co., Ltd.	8,300	538,711
	Nippon Signal Co., Ltd.	30,700	340,742
	Nippon Soda Co., Ltd.	21,500	540,760
	Nippon Steel Corp.	96,050	1,504,835
	Nippon Steel Trading Corp.	13,700	549,837
	Nippon Suisan Kaisha, Ltd.	224,900	1,417,288

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Systemware Co., Ltd.	6,100	$155,711
	Nippon Thompson Co., Ltd.	48,800	223,488
	Nippon View Hotel Co., Ltd.	3,100	41,630
#	Nippon Yakin Kogyo Co., Ltd.	133,000	254,337
	Nippon Yusen K.K.	87,022	1,449,825
	Nipro Corp.	90,300	1,001,064
	Nishikawa Rubber Co., Ltd.	1,400	23,265
	Nishimatsu Construction Co., Ltd.	43,800	827,585
#	Nishimatsuya Chain Co., Ltd.	23,000	185,431
	Nishi-Nippon Financial Holdings, Inc.	104,800	740,306
	Nishi-Nippon Railroad Co., Ltd.	13,600	286,892
	Nishio Rent All Co., Ltd.	16,700	466,858
	Nissan Chemical Corp.	10,400	454,806
	Nissan Motor Co., Ltd.	331,300	2,153,424
	Nissan Shatai Co., Ltd.	40,000	334,540
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	48,634
	Nissei ASB Machine Co., Ltd.	6,900	172,383
	Nissei Plastic Industrial Co., Ltd.	10,100	97,367
	Nissha Co., Ltd.	27,200	315,243
	Nisshin Fudosan Co.	29,400	126,013
	Nisshin Oillio Group, Ltd. (The)	20,100	585,702
	Nisshinbo Holdings, Inc.	114,438	891,055
	Nissin Corp.	10,300	164,612
	Nissin Electric Co., Ltd.	42,200	484,833
	Nissin Kogyo Co., Ltd.	32,600	447,973
	Nissin Sugar Co., Ltd.	9,900	179,387
	Nissui Pharmaceutical Co., Ltd.	10,000	111,096
	Nitta Corp.	8,200	226,102
	Nitta Gelatin, Inc.	12,000	78,170
	Nittan Valve Co., Ltd.	20,800	56,543
	Nittetsu Mining Co., Ltd.	5,700	247,001
	Nitto Boseki Co., Ltd.	13,700	307,905
	Nitto Denko Corp.	8,600	423,549
	Nitto Fuji Flour Milling Co., Ltd.	1,100	65,494
	Nitto Kogyo Corp.	12,900	245,604
	Nitto Kohki Co., Ltd.	6,000	120,168
	Nitto Seiko Co., Ltd.	19,500	101,991
	Nittoc Construction Co., Ltd.	27,600	151,184
	NJS Co., Ltd.	5,300	83,727
	Noda Corp.	10,400	72,052
	Noevir Holdings Co., Ltd.	6,800	354,945
	NOF Corp.	14,300	511,859
	Nohmi Bosai, Ltd.	8,300	169,073
	Nojima Corp.	18,600	299,478
	NOK Corp.	51,700	759,015
	Nomura Co., Ltd.	32,200	436,029
	Nomura Holdings, Inc.	264,600	850,481
#	Nomura Holdings, Inc., Sponsored ADR	13,920	46,910
	Nomura Real Estate Holdings, Inc.	29,900	605,474
	Noritake Co., Ltd.	8,000	311,652
	Noritsu Koki Co., Ltd.	14,300	249,633
	Noritz Corp.	21,800	266,823
	North Pacific Bank, Ltd.	219,300	488,931
	Nozawa Corp.	8,300	52,241
	NS Solutions Corp.	9,800	330,138
	NS United Kaiun Kaisha, Ltd.	7,400	164,051
	NSD Co., Ltd.	12,940	398,574
	NSK, Ltd.	102,700	868,365
	NTN Corp.	372,200	1,032,862

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NTT Data Corp.	21,000	$275,736
	NTT DOCOMO, Inc.	49,672	1,191,004
	NuFlare Technology, Inc.	3,100	218,959
	OAK Capital Corp.	40,800	52,603
	Obara Group, Inc.	6,600	228,447
	Obayashi Corp.	45,300	429,037
	Obic Co., Ltd.	1,700	181,136
	Odelic Co., Ltd.	3,200	117,737
	Oenon Holdings, Inc.	45,000	158,627
	Ogaki Kyoritsu Bank, Ltd. (The)	25,400	546,332
	Ohara, Inc.	3,100	41,039
#	Ohashi Technica, Inc.	10,800	145,788
	Ohmoto Gumi Co., Ltd.	700	31,615
	Ohsho Food Service Corp.	4,700	288,957
	OIE Sangyo Co., Ltd.	1,187	13,996
	Oiles Corp.	13,816	196,038
#*	Oisix ra daichi, Inc.	3,200	42,361
	Oita Bank, Ltd. (The)	13,700	388,197
	Oji Holdings Corp.	298,000	1,541,034
	Okabe Co., Ltd.	29,900	229,971
	Okamoto Industries, Inc.	5,600	259,830
	Okamoto Machine Tool Works, Ltd.	3,700	93,143
	Okamura Corp.	33,300	324,625
	Okasan Securities Group, Inc.	117,500	420,010
	Oki Electric Industry Co., Ltd.	58,200	774,110
	Okinawa Cellular Telephone Co.	6,400	213,882
	Okinawa Electric Power Co., Inc. (The)	10,621	165,178
	OKK Corp.	6,300	46,099
	OKUMA Corp.	14,000	727,870
	Okumura Corp.	14,900	424,529
	Okura Industrial Co., Ltd.	6,200	99,458
	Okuwa Co., Ltd.	20,000	197,620
#	Olympic Group Corp.	7,700	46,382
	Omron Corp.	9,700	461,491
	Ono Pharmaceutical Co., Ltd.	2,700	48,987
	ONO Sokki Co., Ltd.	8,300	39,449
	Onoken Co., Ltd.	12,200	153,374
	Onward Holdings Co., Ltd.	81,700	419,002
	Ootoya Holdings Co., Ltd.	2,200	44,342
	Open House Co., Ltd.	9,800	426,956
	Optex Group Co., Ltd.	11,800	149,032
	Oracle Corp.	1,000	83,030
	Organo Corp.	5,500	194,747
	Orient Corp.	246,500	288,471
	Origin Co., Ltd.	4,200	55,313
	ORIX Corp.	177,100	2,527,559
	Osaka Organic Chemical Industry, Ltd.	12,000	111,445
	Osaka Soda Co., Ltd.	9,200	224,228
	Osaka Steel Co., Ltd.	10,800	165,495
	OSAKA Titanium Technologies Co., Ltd.	14,900	242,905
	Osaki Electric Co., Ltd.	37,500	225,287
	OSG Corp.	33,900	672,870
	OSJB Holdings Corp.	101,200	228,575
	Otsuka Corp.	6,200	244,478
	Otsuka Holdings Co., Ltd.	8,800	323,620
#*	Otsuka Kagu, Ltd.	11,900	22,508
	OUG Holdings, Inc.	1,500	37,256
	Outsourcing, Inc.	55,400	659,462
	Oyo Corp.	17,000	172,013

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pacific Industrial Co., Ltd.	34,400	$484,188
	Pacific Metals Co., Ltd.	10,699	202,839
	Pack Corp. (The)	8,300	250,642
	PAL GROUP Holdings Co., Ltd.	9,300	289,981
	PALTAC Corp.	7,850	383,198
#	Paltek Corp.	7,400	36,247
	Pan Pacific International Holdings Corp.	4,700	300,683
	Panasonic Corp.	97,723	824,016
	Panasonic Corp., Sponsored ADR	26,580	220,614
	Paraca, Inc.	3,600	68,907
	Paramount Bed Holdings Co., Ltd.	9,600	367,157
	Parco Co., Ltd.	13,506	147,834
	Paris Miki Holdings, Inc.	24,000	74,073
	Park24 Co., Ltd.	6,800	146,971
	Parker Corp.	8,500	38,543
#*	Pasco Corp.	2,600	20,752
	Pasona Group, Inc.	16,500	251,203
	PC Depot Corp.	21,700	90,672
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	72,296
	Penta-Ocean Construction Co., Ltd.	166,300	805,323
	PIA Corp.	2,600	109,861
#	Pigeon Corp.	8,400	306,305
	Pilot Corp.	12,400	468,334
	Piolax, Inc.	18,500	331,716
	Plant Co., Ltd.	1,500	10,512
	Plenus Co., Ltd.	9,700	159,369
	Pola Orbis Holdings, Inc.	4,800	120,632
	Poletowin Pitcrew Holdings, Inc.	15,200	162,322
	Press Kogyo Co., Ltd.	77,700	351,141
#	Pressance Corp.	32,400	450,974
	Prestige International, Inc.	14,700	225,078
	Prima Meat Packers, Ltd.	20,900	391,267
	Pronexus, Inc.	7,400	73,574
*	Prospect Co., Ltd.	441,000	89,000
	Proto Corp.	17,200	178,962
	PS Mitsubishi Construction Co., Ltd.	23,600	136,062
	Punch Industry Co., Ltd.	15,000	76,507
	Qol Holdings Co., Ltd.	16,300	244,991
	Quick Co., Ltd.	5,300	78,977
	Raito Kogyo Co., Ltd.	34,800	457,987
	Raiznext Corp.	33,600	357,512
	Rakuten, Inc.	10,600	108,112
	Rasa Corp.	5,700	43,044
	Rasa Industries, Ltd.	6,400	86,751
	Raysum Co., Ltd.	15,000	142,228
	Relia, Inc.	16,900	199,641
	Relo Group, Inc.	24,300	643,945
	Renaissance, Inc.	6,300	93,308
	Rengo Co., Ltd.	143,100	1,086,644
#*	Renown, Inc.	44,300	50,356
	Resona Holdings, Inc.	296,000	1,206,690
	Resorttrust, Inc.	41,500	601,185
	Restar Holdings Corp.	13,400	201,438
#	Retail Partners Co., Ltd.	6,000	67,228
	Rheon Automatic Machinery Co., Ltd.	12,800	214,790
	Rhythm Watch Co., Ltd.	5,400	62,868
	Riberesute Corp.	7,200	54,379
	Ricoh Co., Ltd.	110,100	1,008,445
	Ricoh Leasing Co., Ltd.	13,400	411,553

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ride On Express Holdings Co., Ltd.	4,500	$57,887
	Right On Co., Ltd.	9,100	59,685
	Riken Corp.	7,800	303,602
	Riken Keiki Co., Ltd.	7,500	132,745
	Riken Technos Corp.	27,700	129,506
	Riken Vitamin Co., Ltd.	5,700	178,943
#	Ringer Hut Co., Ltd.	10,500	246,207
	Rinnai Corp.	3,700	249,346
	Rion Co., Ltd.	7,200	158,664
	Riso Kagaku Corp.	12,900	203,555
	Riso Kyoiku Co., Ltd.	55,800	260,695
	Rock Field Co., Ltd.	9,100	117,594
	Rohm Co., Ltd.	2,800	195,138
	Rohto Pharmaceutical Co., Ltd.	13,600	391,744
	Rokko Butter Co., Ltd.	8,600	142,027
	Roland DG Corp.	11,100	232,770
#	Rorze Corp.	9,300	226,183
	Round One Corp.	53,500	813,167
#	Royal Holdings Co., Ltd.	11,900	295,375
	RS Technologies Co., Ltd.	1,800	55,776
*	RVH, Inc.	18,000	30,596
	Ryobi, Ltd.	19,200	355,883
	Ryoden Corp.	12,500	186,898
	Ryohin Keikaku Co., Ltd.	1,500	266,254
	Ryosan Co., Ltd.	15,700	383,393
	Ryoyo Electro Corp.	14,600	242,210
	S Foods, Inc.	7,200	221,036
#	S&B Foods, Inc.	2,600	97,800
	Sac's Bar Holdings, Inc.	18,250	157,686
	Saibu Gas Co., Ltd.	7,200	150,160
	Saizeriya Co., Ltd.	13,600	317,861
	Sakai Chemical Industry Co., Ltd.	12,200	280,370
	Sakai Heavy Industries, Ltd.	3,400	91,663
	Sakai Moving Service Co., Ltd.	5,000	297,809
	Sakai Ovex Co., Ltd.	4,500	75,992
	Sakata INX Corp.	19,000	190,772
#	Sala Corp.	44,000	235,011
	SAMTY Co., Ltd.	16,000	254,857
	San Holdings, Inc.	4,200	88,572
	San ju San Financial Group, Inc.	15,760	234,116
	San-A Co., Ltd.	10,300	413,520
	San-Ai Oil Co., Ltd.	44,300	426,189
*	Sanden Holdings Corp.	15,600	74,162
	Sanei Architecture Planning Co., Ltd.	9,400	130,976
	Sangetsu Corp.	16,400	297,235
	San-In Godo Bank, Ltd. (The)	101,400	612,512
*	Sanix, Inc.	10,700	22,586
	Sanken Electric Co., Ltd.	22,800	476,586
	Sanki Engineering Co., Ltd.	35,400	398,743
#	Sanko Gosei, Ltd.	22,300	75,704
	Sanko Metal Industrial Co., Ltd.	1,700	38,051
	Sankyo Co., Ltd.	4,500	154,921
	Sankyo Frontier Co., Ltd.	1,300	40,202
	Sankyo Seiko Co., Ltd.	28,600	132,430
	Sankyo Tateyama, Inc.	22,300	250,208
	Sankyu, Inc.	26,000	1,395,903
#	Sanoh Industrial Co., Ltd.	23,200	108,281
#	Sanoyas Holdings Corp.	14,700	26,826
#	Sansei Technologies, Inc.	6,200	66,589

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansha Electric Manufacturing Co., Ltd.	10,000	$69,350
	Sanshin Electronics Co., Ltd.	15,500	259,660
	Santen Pharmaceutical Co., Ltd.	8,500	136,973
	Sanwa Holdings Corp.	53,000	590,873
	Sanyo Chemical Industries, Ltd.	10,700	508,517
	Sanyo Denki Co., Ltd.	7,800	337,275
	Sanyo Electric Railway Co., Ltd.	4,400	86,122
#	Sanyo Engineering & Construction, Inc.	4,000	25,257
#	Sanyo Housing Nagoya Co., Ltd.	10,700	95,738
	Sanyo Shokai, Ltd.	9,037	127,401
	Sanyo Special Steel Co., Ltd.	16,400	224,780
	Sanyo Trading Co., Ltd.	9,600	215,072
	Sapporo Holdings, Ltd.	46,100	1,039,804
	Sata Construction Co., Ltd.	11,300	41,336
	Sato Holdings Corp.	12,700	306,746
	Sato Shoji Corp.	8,900	72,127
#	Satori Electric Co., Ltd.	10,200	82,583
	Sawada Holdings Co., Ltd.	16,200	133,160
	Sawai Pharmaceutical Co., Ltd.	21,100	1,164,136
	Saxa Holdings, Inc.	4,800	90,824
	SBI Holdings, Inc.	53,650	1,219,784
	SBS Holdings, Inc.	18,600	274,296
#	Scala, Inc.	13,400	115,025
	SCREEN Holdings Co., Ltd.	9,600	520,184
	Scroll Corp.	25,900	80,720
	SCSK Corp.	1,655	78,574
#	SEC Carbon, Ltd.	1,100	98,715
	Secom Co., Ltd.	4,900	384,018
	Secom Joshinetsu Co., Ltd.	1,260	40,784
	Sega Sammy Holdings, Inc.	10,600	135,882
	Seibu Holdings, Inc.	7,600	119,491
	Seika Corp.	7,000	87,543
	Seikagaku Corp.	23,600	258,873
	Seikitokyu Kogyo Co., Ltd.	26,000	159,485
	Seiko Epson Corp.	30,800	453,241
	Seiko Holdings Corp.	25,000	485,622
	Seiko PMC Corp.	4,600	32,247
	Seikoh Giken Co., Ltd.	800	21,906
	Seino Holdings Co., Ltd.	64,800	807,126
	Seiren Co., Ltd.	27,500	378,571
	Sekisui Chemical Co., Ltd.	32,000	472,993
#	Sekisui House, Ltd.	53,640	901,869
	Sekisui Jushi Corp.	18,400	350,487
	Sekisui Plastics Co., Ltd.	18,900	132,171
	Senko Group Holdings Co., Ltd.	81,900	641,655
	Senshu Electric Co., Ltd.	6,700	166,285
	Senshu Ikeda Holdings, Inc.	200,440	367,702
#*	Senshukai Co., Ltd.	24,700	72,507
	Seria Co., Ltd.	11,600	271,205
	Seven & I Holdings Co., Ltd.	20,800	709,861
	Seven Bank, Ltd.	96,300	260,533
	SFP Holdings Co., Ltd.	6,700	133,125
#	Shibaura Electronics Co., Ltd.	6,000	161,162
	Shibaura Mechatronics Corp.	3,300	93,599
	Shibusawa Warehouse Co., Ltd. (The)	6,800	113,498
	Shibuya Corp.	7,000	193,563
*	Shidax Corp.	6,800	14,490
	Shiga Bank, Ltd. (The)	32,222	710,612
	Shikibo, Ltd.	9,100	83,009

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikoku Bank, Ltd. (The)	28,200	$243,218
	Shikoku Chemicals Corp.	20,800	218,233
	Shikoku Electric Power Co., Inc.	21,700	204,114
	Shima Seiki Manufacturing, Ltd.	11,500	336,104
	Shimachu Co., Ltd.	33,500	739,260
	Shimadzu Corp.	16,000	384,172
	Shimamura Co., Ltd.	9,900	700,018
	Shimane Bank, Ltd. (The)	2,600	16,575
	Shimizu Bank, Ltd. (The)	18,700	318,725
	Shimizu Corp.	42,000	337,988
	Shimojima Co., Ltd.	3,900	39,313
	Shin Nippon Air Technologies Co., Ltd.	7,200	117,616
	Shin Nippon Biomedical Laboratories, Ltd.	14,500	97,382
	Shinagawa Refractories Co., Ltd.	4,300	113,539
	Shindengen Electric Manufacturing Co., Ltd.	6,300	204,504
	Shin-Etsu Chemical Co., Ltd.	9,900	1,007,977
	Shin-Etsu Polymer Co., Ltd.	39,400	277,133
	Shinko Electric Industries Co., Ltd.	64,100	515,469
	Shinko Shoji Co., Ltd.	14,200	249,934
	Shinmaywa Industries, Ltd.	43,200	539,979
	Shinnihon Corp.	20,800	163,508
#	Shinoken Group Co., Ltd.	21,800	159,736
	Shinsei Bank, Ltd.	28,600	432,002
	Shinsho Corp.	4,800	100,444
	Shinwa Co., Ltd.	5,300	110,359
	Ship Healthcare Holdings, Inc.	19,800	889,738
	Shizuki Electric Co., Inc.	12,600	67,341
	Shizuoka Bank, Ltd. (The)	77,300	534,469
	Shizuoka Gas Co., Ltd.	45,400	350,881
*	Shobunsha Publications, Inc.	10,700	37,892
#	Shoei Co., Ltd.	6,500	271,398
	Shoei Foods Corp.	8,500	243,151
	Shofu, Inc.	8,700	110,991
#*	Shoko Co., Ltd.	4,400	26,380
	Showa Aircraft Industry Co., Ltd.	3,922	47,391
	Showa Corp.	42,000	564,968
	Showa Denko K.K.	64,100	1,719,629
	Showa Sangyo Co., Ltd.	13,400	377,944
	Sigma Koki Co., Ltd.	3,400	36,936
#	Siix Corp.	22,700	286,687
	Sinanen Holdings Co., Ltd.	6,400	104,366
	Sinfonia Technology Co., Ltd.	18,600	213,188
	Sinko Industries, Ltd.	12,400	177,220
	Sintokogio, Ltd.	28,700	241,598
	SK-Electronics Co., Ltd.	7,500	161,296
	SKY Perfect JSAT Holdings, Inc.	126,600	499,534
	Skylark Holdings Co., Ltd.	13,000	226,851
	SMC Corp.	400	144,945
	SMK Corp.	3,400	83,666
	SMS Co., Ltd.	22,000	488,490
	SNT Corp.	24,000	74,209
	Sodick Co., Ltd.	35,900	321,482
	Soft99 Corp.	6,500	57,043
	SoftBank Group Corp.	2,400	122,540
#	Softbank Technology Corp.	4,600	93,040
	Softbrain Co., Ltd.	10,100	54,581
#	Software Service, Inc.	1,300	124,178
	Sogo Medical Holdings Co., Ltd.	16,400	247,837
	Sohgo Security Services Co., Ltd.	8,000	387,811

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sojitz Corp.	204,400	$638,604
	Soken Chemical & Engineering Co., Ltd.	6,500	96,828
	Sompo Holdings, Inc.	18,250	755,786
	Sony Corp.	26,100	1,484,409
#	Sony Corp., Sponsored ADR	57,811	3,287,133
	Sony Financial Holdings, Inc.	3,000	72,681
	Sotetsu Holdings, Inc.	6,000	158,459
	Sotoh Co., Ltd.	4,900	43,974
#	Sourcenext Corp.	32,400	122,030
	Space Co., Ltd.	9,300	98,962
	Space Value Holdings Co., Ltd.	26,400	122,451
	Sparx Group Co., Ltd.	70,200	145,517
	SPK Corp.	2,182	52,451
	Square Enix Holdings Co., Ltd.	3,900	133,028
	SRA Holdings	7,400	165,902
	St Marc Holdings Co., Ltd.	14,000	297,292
	Stanley Electric Co., Ltd.	12,600	312,439
	Star Mica Holdings Co., Ltd.	2,800	46,354
	Star Micronics Co., Ltd.	24,600	322,788
	Starts Corp., Inc.	21,500	508,234
	Starzen Co., Ltd.	5,400	207,851
	St-Care Holding Corp.	2,700	12,640
	Stella Chemifa Corp.	8,600	241,854
	Step Co., Ltd.	5,900	82,567
	Strike Co., Ltd.	2,400	58,090
	Studio Alice Co., Ltd.	8,400	155,467
	Subaru Corp.	31,400	731,816
	Subaru Enterprise Co., Ltd.	1,200	67,890
	Sugi Holdings Co., Ltd.	2,200	105,900
	Sugimoto & Co., Ltd.	7,500	132,980
	SUMCO Corp.	55,900	732,620
	Sumida Corp.	25,400	268,044
#	Suminoe Textile Co., Ltd.	4,300	115,669
	Sumiseki Holdings, Inc.	38,800	47,235
	Sumitomo Bakelite Co., Ltd.	22,600	768,788
	Sumitomo Chemical Co., Ltd.	458,000	2,088,579
	Sumitomo Corp.	86,700	1,286,512
	Sumitomo Dainippon Pharma Co., Ltd.	10,000	183,646
	Sumitomo Densetsu Co., Ltd.	12,900	228,681
	Sumitomo Electric Industries, Ltd.	172,300	2,131,855
	Sumitomo Forestry Co., Ltd.	65,400	818,614
	Sumitomo Heavy Industries, Ltd.	35,900	1,157,365
	Sumitomo Metal Mining Co., Ltd.	43,100	1,224,212
	Sumitomo Mitsui Construction Co., Ltd.	156,960	834,317
	Sumitomo Mitsui Financial Group, Inc.	86,941	3,040,307
	Sumitomo Mitsui Trust Holdings, Inc.	26,700	912,562
	Sumitomo Osaka Cement Co., Ltd.	30,500	1,164,820
	Sumitomo Precision Products Co., Ltd.	2,000	50,427
	Sumitomo Realty & Development Co., Ltd.	6,000	218,322
	Sumitomo Riko Co., Ltd.	33,100	256,860
	Sumitomo Rubber Industries, Ltd.	115,253	1,258,039
	Sumitomo Seika Chemicals Co., Ltd.	8,600	268,644
	Sumitomo Warehouse Co., Ltd. (The)	47,900	616,814
	Sun A Kaken Co., Ltd.	2,300	11,465
	Sun Frontier Fudousan Co., Ltd.	29,600	300,957
	Suncall Corp.	17,300	79,964
	Sundrug Co., Ltd.	3,200	88,477
	Suntory Beverage & Food, Ltd.	2,100	83,325
	Sun-Wa Technos Corp.	8,900	63,655

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Suruga Bank, Ltd.	14,400	$54,631
	Suzuken Co., Ltd.	1,160	63,924
	Suzuki Co., Ltd.	7,300	42,716
	Suzuki Motor Corp.	13,800	539,697
	SWCC Showa Holdings Co., Ltd.	87,300	694,527
	Systena Corp.	33,600	558,368
	T Hasegawa Co., Ltd.	20,900	369,539
	T RAD Co., Ltd.	5,900	100,391
	T&D Holdings, Inc.	149,500	1,678,861
	T&K Toka Co., Ltd.	17,100	152,474
	Tachibana Eletech Co., Ltd.	14,420	223,639
#	Tachikawa Corp.	8,200	100,885
	Tachi-S Co., Ltd.	23,900	306,262
	Tadano, Ltd.	50,100	450,466
	Taihei Dengyo Kaisha, Ltd.	13,000	268,591
	Taiheiyo Cement Corp.	63,367	1,779,697
	Taiheiyo Kouhatsu, Inc.	6,300	43,721
	Taiho Kogyo Co., Ltd.	16,200	115,139
	Taikisha, Ltd.	9,000	268,431
	Taiko Bank, Ltd. (The)	5,600	94,826
	Taisei Corp.	9,000	310,506
	Taisei Lamick Co., Ltd.	4,500	119,735
	Taisho Pharmaceutical Holdings Co., Ltd.	1,500	114,375
	Taiyo Holdings Co., Ltd.	4,900	150,309
	Taiyo Nippon Sanso Corp.	25,000	512,605
#	Taiyo Yuden Co., Ltd.	78,900	1,560,646
	Takachiho Koheki Co., Ltd.	5,500	53,759
	Takamatsu Construction Group Co., Ltd.	5,300	111,341
	Takamatsu Machinery Co., Ltd.	4,100	31,936
	Takamiya Co., Ltd.	15,500	112,651
	Takano Co., Ltd.	4,800	34,852
	Takaoka Toko Co., Ltd.	8,664	95,017
#	Takara Leben Co., Ltd.	80,400	280,620
	Takara Printing Co., Ltd.	1,400	21,066
	Takara Standard Co., Ltd.	26,000	407,564
	Takasago International Corp.	10,500	288,185
	Takasago Thermal Engineering Co., Ltd.	15,400	237,749
	Takashima & Co., Ltd.	2,600	40,036
#	Takashimaya Co., Ltd.	90,700	1,040,404
	Take And Give Needs Co., Ltd.	9,470	88,195
	TAKEBISHI Corp.	5,800	76,637
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	17,126	301,412
	Takeda Pharmaceutical Co., Ltd.	32,752	1,127,189
	Takeei Corp.	17,000	152,769
	Takeuchi Manufacturing Co., Ltd.	25,500	394,388
	Takihyo Co., Ltd.	3,400	58,073
	Takisawa Machine Tool Co., Ltd.	5,000	64,947
	Takuma Co., Ltd.	10,500	124,595
	Tama Home Co., Ltd.	14,600	202,046
	Tamron Co., Ltd.	13,100	293,121
	Tamura Corp.	49,100	276,504
#	Tanabe Engineering Corp.	3,100	21,467
#	Tanseisha Co., Ltd.	15,850	187,979
	Tatsuta Electric Wire and Cable Co., Ltd.	31,000	136,810
	Tayca Corp.	11,500	241,873
	Tazmo Co., Ltd.	3,400	27,208
	Tbk Co., Ltd.	14,600	53,457
	TDC Soft, Inc.	9,500	76,196
	TDK Corp.	13,700	1,051,849

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TechMatrix Corp.	7,600	$151,838
	Techno Medica Co., Ltd.	1,800	36,157
	Techno Ryowa, Ltd.	7,000	51,127
	Techno Smart Corp.	8,600	53,244
	TechnoPro Holdings, Inc.	14,700	830,105
	Tecnos Japan, Inc.	7,800	44,225
	Teijin, Ltd.	130,800	2,262,929
	Teikoku Sen-I Co., Ltd.	8,100	148,153
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	55,389
	Tekken Corp.	10,500	278,992
	Tenma Corp.	14,000	238,927
	Tenox Corp.	2,700	20,694
#	Tenpos Holdings Co., Ltd.	2,200	43,909
	Teraoka Seisakusho Co., Ltd.	8,000	34,842
	T-Gaia Corp.	8,700	175,961
	THK Co., Ltd.	31,000	781,268
	Tigers Polymer Corp.	8,200	42,375
	TIS, Inc.	19,000	986,211
	TKC Corp.	6,800	282,671
	Toa Corp.	19,100	209,258
	Toa Corp.	12,300	159,756
	Toa Oil Co., Ltd.	7,300	125,802
	TOA ROAD Corp.	3,100	95,825
	Toabo Corp.	3,800	16,040
	Toagosei Co., Ltd.	86,500	894,904
	Tobishima Corp.	18,650	215,699
	TOC Co., Ltd.	31,700	201,402
	Tocalo Co., Ltd.	57,300	428,386
	Tochigi Bank, Ltd. (The)	160,100	261,682
	Toda Corp.	103,500	566,945
	Toda Kogyo Corp.	3,100	64,678
	Toei Animation Co., Ltd.	3,400	142,225
	Toei Co., Ltd.	1,600	219,329
#	Toell Co., Ltd.	1,700	11,112
	Toenec Corp.	6,900	202,012
#	Togami Electric Manufacturing Co., Ltd.	2,000	29,998
	Toho Bank, Ltd. (The)	137,900	330,950
#	Toho Co., Ltd.	5,000	90,183
	Toho Gas Co., Ltd.	4,600	174,915
	Toho Holdings Co., Ltd.	34,800	773,836
	Toho Titanium Co., Ltd.	25,000	194,758
	Toho Zinc Co., Ltd.	12,100	258,849
	Tohoku Bank, Ltd. (The)	7,400	70,493
	Tohoku Steel Co., Ltd.	1,900	25,235
	Tohokushinsha Film Corp.	13,600	73,359
	Tohto Suisan Co., Ltd.	2,200	52,549
#	Tokai Carbon Co., Ltd.	44,100	432,137
	Tokai Corp.	13,100	257,727
	TOKAI Holdings Corp.	56,600	482,872
	Tokai Lease Co., Ltd.	500	7,892
	Tokai Rika Co., Ltd.	46,700	764,962
	Tokai Tokyo Financial Holdings, Inc.	169,700	514,899
#	Token Corp.	5,320	305,396
	Tokio Marine Holdings, Inc.	15,116	802,372
	Tokushu Tokai Paper Co., Ltd.	6,100	209,663
	Tokuyama Corp.	50,700	1,167,017
	Tokyo Broadcasting System Holdings, Inc.	19,400	328,854
	Tokyo Century Corp.	13,000	537,355
	Tokyo Dome Corp.	78,200	719,634

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron Device, Ltd.	7,200	$135,353
	Tokyo Energy & Systems, Inc.	20,900	179,863
	Tokyo Individualized Educational Institute, Inc.	8,200	68,884
	Tokyo Keiki, Inc.	8,400	74,219
	Tokyo Kiraboshi Financial Group, Inc.	22,687	303,385
	Tokyo Ohka Kogyo Co., Ltd.	17,000	574,911
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	26,017
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	33,489
#	Tokyo Rakutenchi Co., Ltd.	1,300	61,821
	Tokyo Rope Manufacturing Co., Ltd.	14,000	117,244
	Tokyo Sangyo Co., Ltd.	14,200	64,572
	Tokyo Seimitsu Co., Ltd.	19,700	552,420
	Tokyo Steel Manufacturing Co., Ltd.	32,500	246,873
	Tokyo Tatemono Co., Ltd.	88,800	1,036,124
	Tokyo Tekko Co., Ltd.	7,900	100,553
	Tokyo Theatres Co., Inc.	5,100	63,595
	Tokyotokeiba Co., Ltd.	8,300	236,892
	Tokyu Construction Co., Ltd.	67,930	464,634
	Tokyu Fudosan Holdings Corp.	243,582	1,409,142
#	Tokyu Recreation Co., Ltd.	1,971	89,650
	Toli Corp.	35,000	81,736
	Tomato Bank, Ltd.	6,200	59,230
	Tomen Devices Corp.	2,100	44,601
	Tomoe Corp.	20,300	74,627
	Tomoe Engineering Co., Ltd.	6,200	136,212
	Tomoegawa Co., Ltd.	3,400	29,980
	Tomoku Co., Ltd.	8,000	129,289
	TOMONY Holdings, Inc.	153,300	498,358
	Tomy Co., Ltd.	82,000	1,047,299
	Tonami Holdings Co., Ltd.	4,600	239,201
	Topcon Corp.	59,300	692,340
	Toppan Forms Co., Ltd.	39,000	339,734
	Toppan Printing Co., Ltd.	48,300	785,062
	Topre Corp.	30,200	453,032
	Topy Industries, Ltd.	12,400	264,306
	Toray Industries, Inc.	61,600	423,776
	Torex Semiconductor, Ltd.	6,100	66,154
	Toridoll Holdings Corp.	12,600	284,838
	Torigoe Co., Ltd. (The)	9,800	72,978
	Torii Pharmaceutical Co., Ltd.	13,000	310,989
	Torishima Pump Manufacturing Co., Ltd.	14,500	133,940
	Tosei Corp.	26,900	282,874
	Toshiba Corp.	5,200	165,915
	Toshiba Machine Co., Ltd.	17,000	373,951
	Toshiba Plant Systems & Services Corp.	2,500	41,832
	Toshiba TEC Corp.	16,600	492,089
	Tosho Co., Ltd.	7,100	176,463
*	Tosho Printing Co., Ltd.	15,000	196,121
	Tosoh Corp.	97,100	1,360,941
	Totetsu Kogyo Co., Ltd.	15,970	436,744
	TOTO, Ltd.	7,499	300,269
	Tottori Bank, Ltd. (The)	5,400	71,249
	Toukei Computer Co., Ltd.	2,100	58,976
	Tow Co., Ltd.	11,700	83,743
	Towa Bank, Ltd. (The)	43,100	285,577
	Towa Corp.	18,000	141,747
	Towa Pharmaceutical Co., Ltd.	18,000	451,702
	Toyo Construction Co., Ltd.	63,500	249,937
	Toyo Corp.	17,700	171,405

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Denki Seizo K.K.	4,800	$67,175
*	Toyo Engineering Corp.	23,299	119,943
	Toyo Ink SC Holdings Co., Ltd.	22,800	498,154
	Toyo Kanetsu K.K.	8,500	151,473
	Toyo Machinery & Metal Co., Ltd.	12,000	63,902
	Toyo Securities Co., Ltd.	44,000	49,714
	Toyo Seikan Group Holdings, Ltd.	29,900	521,949
	Toyo Sugar Refining Co., Ltd.	800	7,512
	Toyo Tanso Co., Ltd.	8,600	165,143
	Toyo Tire Corp	82,700	1,080,342
	Toyo Wharf & Warehouse Co., Ltd.	3,700	46,768
	Toyobo Co., Ltd.	77,200	963,368
	Toyoda Gosei Co., Ltd.	47,000	864,366
	Toyota Boshoku Corp.	44,500	624,698
	Toyota Industries Corp.	8,300	430,890
	Toyota Motor Corp., Sponsored ADR	36,827	4,752,524
	Toyota Motor Corp.	73,263	4,733,756
	Toyota Tsusho Corp.	22,000	636,810
	TPR Co., Ltd.	20,900	361,948
	Trancom Co., Ltd.	6,400	368,788
	Trend Micro, Inc.	4,200	183,128
	Trinity Industrial Corp.	1,800	11,836
	Trusco Nakayama Corp.	14,700	302,075
	Trust Tech, Inc.	9,000	128,018
	TS Tech Co., Ltd.	34,400	947,005
	TSI Holdings Co., Ltd.	43,705	235,832
	Tsubakimoto Chain Co.	22,800	746,929
	Tsubakimoto Kogyo Co., Ltd.	2,900	88,870
	Tsudakoma Corp.	2,500	31,761
#	Tsugami Corp.	40,700	327,377
	Tsukada Global Holdings, Inc.	11,700	59,159
	Tsukamoto Corp. Co., Ltd.	300	2,900
	Tsukishima Kikai Co., Ltd.	22,500	266,101
	Tsukuba Bank, Ltd.	128,100	198,557
	Tsukui Corp.	32,300	148,519
	Tsumura & Co.	8,000	220,449
	Tsuruha Holdings, Inc.	2,200	223,941
	Tsurumi Manufacturing Co., Ltd.	12,300	207,394
	Tsutsumi Jewelry Co., Ltd.	4,900	93,286
	TV Asahi Holdings Corp.	13,100	214,894
	Tv Tokyo Holdings Corp.	12,400	262,478
	TYK Corp.	14,700	41,288
	UACJ Corp.	29,007	474,267
	Ube Industries, Ltd.	69,320	1,443,274
	Uchida Yoko Co., Ltd.	7,800	242,638
	Uchiyama Holdings Co., Ltd.	2,300	10,974
	Ueki Corp.	1,800	37,693
	Ulvac, Inc.	29,200	1,222,228
	UMC Electronics Co., Ltd.	6,700	63,394
*	Umenohana Co., Ltd.	1,100	25,793
	Uniden Holdings Corp.	5,400	93,623
	UNIMAT Retirement Community Co., Ltd.	3,400	53,734
	Union Tool Co.	3,200	95,474
	Unipres Corp.	36,600	595,873
	United Arrows, Ltd.	11,000	315,241
	United Super Markets Holdings, Inc.	40,400	358,307
*	Unitika, Ltd.	41,100	156,277
	Universal Entertainment Corp.	9,800	307,797
#	Unizo Holdings Co., Ltd.	16,900	548,485

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Urbanet Corp. Co., Ltd.	16,300	$51,534
	Ushio, Inc.	71,800	916,052
	USS Co., Ltd.	10,200	201,990
	UT Group Co., Ltd.	11,700	256,727
	Utoc Corp.	7,500	33,374
#	V Technology Co., Ltd.	5,200	244,616
	Valor Holdings Co., Ltd.	27,900	575,947
	Valqua, Ltd.	13,900	276,982
*	Vector, Inc.	14,400	123,983
	Vertex Corp.	4,660	57,086
#*	VIA Holdings, Inc.	9,200	53,820
	Village Vanguard Co., Ltd.	2,700	24,678
#*	Visionary Holdings Co., Ltd.	74,600	29,171
	Vital KSK Holdings, Inc.	31,800	308,242
	VT Holdings Co., Ltd.	77,300	303,821
	Wacoal Holdings Corp.	28,600	693,798
	Wacom Co., Ltd.	70,500	248,343
	Wakachiku Construction Co., Ltd.	9,500	127,093
	Wakita & Co., Ltd.	28,500	285,564
	Warabeya Nichiyo Holdings Co., Ltd.	10,700	168,157
	Watahan & Co., Ltd.	5,700	119,670
#	WATAMI Co., Ltd.	9,300	130,284
	Watts Co., Ltd.	4,600	29,683
	Wavelock Holdings Co., Ltd.	5,600	35,655
	WDB Holdings Co., Ltd.	4,000	101,173
	Weathernews, Inc.	2,800	80,254
#	Welcia Holdings Co., Ltd.	7,600	353,137
#	West Holdings Corp.	15,900	169,439
	WIN-Partners Co., Ltd.	6,800	75,050
	Wood One Co., Ltd.	5,300	48,127
	World Holdings Co., Ltd.	5,600	75,915
	Wowow, Inc.	5,600	134,965
	Xebio Holdings Co., Ltd.	21,000	232,519
#	YAC Holdings Co., Ltd.	6,500	61,643
	Yachiyo Industry Co., Ltd.	5,900	34,257
	Yahagi Construction Co., Ltd.	24,500	157,876
	Yaizu Suisankagaku Industry Co., Ltd.	6,700	66,519
	Yakuodo Co., Ltd.	5,200	114,207
	YAMABIKO Corp.	22,700	192,488
#	Yamada Denki Co., Ltd.	127,708	563,315
	Yamagata Bank, Ltd. (The)	19,999	292,096
	Yamaguchi Financial Group, Inc.	99,400	693,969
	Yamaha Corp.	1,700	80,142
	Yamaha Motor Co., Ltd.	76,400	1,339,668
#*	Yamaha Motor Robotics Holdings Co., Ltd.	15,200	60,946
	Yamaichi Electronics Co., Ltd.	19,500	210,733
	Yamanashi Chuo Bank, Ltd. (The)	25,500	265,530
	Yamatane Corp.	6,800	86,885
	Yamato Corp.	10,100	52,270
	Yamato Holdings Co., Ltd.	9,100	178,655
	Yamato International, Inc.	10,900	42,200
	Yamato Kogyo Co., Ltd.	22,500	582,058
	Yamaya Corp.	2,600	54,228
	Yamazaki Baking Co., Ltd.	27,600	419,115
	Yamazen Corp.	32,300	306,870
	Yaoko Co., Ltd.	8,900	407,526
	Yashima Denki Co., Ltd.	11,200	91,253
	Yaskawa Electric Corp.	31,800	1,052,321
	Yasuda Logistics Corp.	15,400	125,741

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yasunaga Corp.	6,200	$81,002
	Yellow Hat, Ltd.	27,000	345,138
	Yodogawa Steel Works, Ltd.	14,600	277,905
	Yokogawa Bridge Holdings Corp.	23,700	368,411
	Yokogawa Electric Corp.	22,000	393,730
	Yokohama Reito Co., Ltd.	41,100	385,667
	Yokohama Rubber Co., Ltd. (The)	62,399	1,148,066
	Yokowo Co., Ltd.	11,600	243,592
	Yomeishu Seizo Co., Ltd.	6,100	109,488
	Yomiuri Land Co., Ltd.	3,000	132,713
	Yondenko Corp.	2,400	59,787
	Yondoshi Holdings, Inc.	7,000	167,668
	Yorozu Corp.	18,700	245,561
#	Yotai Refractories Co., Ltd.	12,200	63,820
#	Yuasa Funashoku Co., Ltd.	1,500	49,808
	Yuasa Trading Co., Ltd.	10,500	295,939
	Yuken Kogyo Co., Ltd.	2,300	36,098
#	Yume No Machi Souzou Iinkai Co., Ltd.	11,800	176,916
#	Yumeshin Holdings Co., Ltd.	22,900	167,657
	Yurtec Corp.	30,000	199,070
	Yushiro Chemical Industry Co., Ltd.	7,600	93,845
	Yutaka Giken Co., Ltd.	1,200	19,017
	Zaoh Co., Ltd.	3,100	38,062
*	Zappallas, Inc.	5,000	15,523
	Zenitaka Corp. (The)	2,200	90,433
	Zenkoku Hosho Co., Ltd.	5,800	226,236
	Zenrin Co., Ltd.	17,400	319,898
	Zensho Holdings Co., Ltd.	27,500	590,748
	Zeon Corp.	103,000	1,191,176
	ZIGExN Co., Ltd.	31,300	224,262
#	Zojirushi Corp.	18,500	222,866
	ZOZO, Inc.	14,100	265,874
	Zuiko Corp.	3,200	97,978
	Zuken, Inc.	7,900	135,358
TOTAL JAPAN			582,126,482
NETHERLANDS — (2.7%)
	Aalberts NV	70,978	2,855,870
	ABN AMRO Bank NV	70,272	1,406,668
	Accell Group NV	17,374	414,619
#	Aegon NV	784,102	3,863,995
	Aegon NV	9,211	45,317
*	AFC Ajax NV	70	1,352
	Akzo Nobel NV	12,012	1,133,426
#*	Altice Europe NV	106,618	396,922
#	AMG Advanced Metallurgical Group NV	29,662	849,193
	Amsterdam Commodities NV	14,881	313,940
	APERAM SA	39,527	976,804
#	Arcadis NV	60,456	1,233,396
	ArcelorMittal	128,986	2,027,669
	ASM International NV	34,121	2,783,193
#	ASML Holding NV	8,114	1,807,807
	ASR Nederland NV	103,035	3,871,697
*	Basic-Fit NV	2,141	67,425
	BE Semiconductor Industries NV	51,270	1,517,372
#*	Beter Bed Holding NV	11,513	27,624
*	BinckBank NV	56,076	393,102
	Boskalis Westminster	71,891	1,623,405
	Brunel International NV	13,105	186,845

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Coca-Cola European Partners P.L.C.	14,081	$776,134
	Corbion NV	54,929	1,795,446
#	Flow Traders	28,325	750,429
	ForFarmers NV	27,389	215,331
#*	Fugro NV	73,942	603,532
	GrandVision NV	485	14,537
*	Heijmans NV	20,193	186,520
	Heineken NV	6,899	740,182
	Hunter Douglas NV	3,323	224,900
	IMCD NV	15,052	1,326,081
	ING Groep NV, Sponsored ADR	45,326	503,119
	ING Groep NV	246,539	2,735,534
	KAS Bank NV	13,273	183,795
#	Kendrion NV	12,982	249,730
	Koninklijke Ahold Delhaize NV, Sponsored ADR	30,197	683,654
	Koninklijke Ahold Delhaize NV	253,026	5,746,958
	Koninklijke BAM Groep NV	224,429	750,779
#	Koninklijke DSM NV	19,785	2,451,125
	Koninklijke KPN NV	354,163	1,009,876
#	Koninklijke Philips NV	39,088	1,828,927
#	Koninklijke Vopak NV	19,775	975,008
	Nederland Apparatenfabriek	3,190	170,740
#	NN Group NV	59,279	2,227,175
*	OCI NV	20,131	525,057
	Ordina NV	92,413	189,083
#	PostNL NV	287,143	491,527
	Randstad NV	31,102	1,561,129
#	SBM Offshore NV	149,587	2,959,893
	Signify NV	91,784	2,491,822
	Sligro Food Group NV	17,157	549,282
*	Takeaway.com NV	1,432	128,100
	TKH Group NV	29,511	1,750,863
	TomTom NV	43,470	513,309
	Van Lanschot Kempen NV	10,798	220,485
	Wessanen	51,195	641,748
	Wolters Kluwer NV	51,007	3,697,259
TOTAL NETHERLANDS			69,666,710
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	84,233	989,746
	Air New Zealand, Ltd.	408,488	727,200
	Arvida Group, Ltd.	88,858	79,824
	Auckland International Airport, Ltd.	67,779	412,915
*	CBL Corp., Ltd.	17,086	6,668
	Chorus, Ltd.	297,359	1,076,824
	Chorus, Ltd., ADR	462	8,240
#	Comvita, Ltd.	10,651	21,118
	Contact Energy, Ltd.	25,836	131,814
	EBOS Group, Ltd.	36,562	597,951
	Fisher & Paykel Healthcare Corp., Ltd.	4,339	46,769
	Fletcher Building, Ltd.	164,184	533,636
	Fletcher Building, Ltd.	3,803	12,270
#*	Fonterra Co-operative Group, Ltd.	26,192	64,768
	Freightways, Ltd.	68,208	383,703
	Genesis Energy, Ltd.	43,324	97,420
	Gentrack Group, Ltd.	19,890	69,160
	Hallenstein Glasson Holdings, Ltd.	22,785	80,193
	Heartland Group Holdings, Ltd.	315,794	338,984
	Infratil, Ltd.	91,349	278,479

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Investore Property, Ltd.	47,400	$58,834
	Kathmandu Holdings, Ltd.	104,139	145,164
	Mainfreight, Ltd.	32,642	899,695
	Metlifecare, Ltd.	96,041	275,785
	Metro Performance Glass, Ltd.	86,994	21,302
	New Zealand Refining Co., Ltd. (The)	124,665	176,325
#	NZME, Ltd.	54,625	19,329
	NZX, Ltd.	133,236	103,956
	Oceania Healthcare, Ltd.	107,523	73,225
	PGG Wrightson, Ltd.	54,156	19,577
#	Port of Tauranga, Ltd.	58,690	237,270
*	Restaurant Brands New Zealand, Ltd.	10,787	69,550
	Ryman Healthcare, Ltd.	18,234	153,745
	Sanford, Ltd.	29,741	130,714
#	Scales Corp., Ltd.	61,070	182,344
#	Skellerup Holdings, Ltd.	107,331	163,696
	SKY Network Television, Ltd.	382,350	318,223
	SKYCITY Entertainment Group, Ltd.	362,783	951,707
	Spark New Zealand, Ltd.	246,760	643,241
#	Steel & Tube Holdings, Ltd.	160,128	98,698
#	Summerset Group Holdings, Ltd.	186,919	691,688
*	Synlait Milk, Ltd.	20,345	133,680
	Tourism Holdings, Ltd.	87,739	235,658
*	TOWER, Ltd.	124,179	60,799
	Trustpower, Ltd.	8,621	42,904
	Turners Automotive Group, Ltd.	16,478	24,604
	Vector, Ltd.	33,846	85,230
	Vista Group International, Ltd.	38,953	158,268
	Warehouse Group, Ltd. (The)	50,707	75,566
	Z Energy, Ltd.	134,556	572,279
TOTAL NEW ZEALAND			12,780,738
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	280,285	112,726
*	Adevinta ASA, Class A	1,854	20,860
*	Adevinta ASA, Class B	3,368	37,356
	AF Gruppen ASA	5,972	113,725
*	Akastor ASA	111,833	142,351
	Aker ASA, Class A	4,044	212,827
#	Aker BP ASA	2,700	76,407
*	Aker Solutions ASA	86,645	277,148
	American Shipping Co. ASA	39,390	154,458
#*	Archer, Ltd.	100,907	53,006
#	Atea ASA	46,433	590,728
	Austevoll Seafood ASA	47,320	481,431
*	Avance Gas Holding, Ltd.	43,525	128,963
#*	Axactor SE	95,436	200,548
#	B2Holding ASA	64,307	71,559
	Bakkafrost P/F	10,338	595,600
	Bonheur ASA	15,871	320,811
	Borregaard ASA	45,748	479,124
*	BW LPG, Ltd.	68,078	311,464
*	BW Offshore, Ltd.	85,230	478,497
	DNB ASA	72,972	1,305,513
	DNO ASA	491,931	822,793
*	DOF ASA	93,396	38,294
	Equinor ASA	108,270	1,941,312
#	Equinor ASA, Sponsored ADR	7,412	132,008
	Europris ASA	128,681	369,223

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	FLEX LNG, Ltd.	14,134	$175,415
*	Frontline, Ltd.	65,660	479,158
	Gjensidige Forsikring ASA	6,829	132,644
#	Golar LNG, Ltd.	3,400	57,596
	Grieg Seafood ASA	30,694	436,592
*	Hexagon Composites ASA	31,736	122,449
#	Hoegh LNG Holdings, Ltd.	33,781	138,933
*	Kongsberg Automotive ASA	310,793	228,595
	Kongsberg Gruppen ASA	7,492	94,961
	Kvaerner ASA	180,852	254,182
	Leroy Seafood Group ASA	31,031	195,075
	Magnora ASA	11,522	8,994
	Mowi ASA	10,151	243,968
#*	NEL ASA	408,584	320,444
*	Nordic Semiconductor ASA	19,858	98,300
	Norsk Hydro ASA	337,904	1,149,309
	Norway Royal Salmon ASA	7,029	153,625
#*	Norwegian Air Shuttle ASA	69,609	310,824
*	Norwegian Finans Holding ASA	28,542	197,957
#	Ocean Yield ASA	44,903	265,527
#*	Odfjell Drilling, Ltd.	72,329	214,426
*	Odfjell SE, Class A	11,269	32,872
	Olav Thon Eiendomsselskap ASA	2,401	39,273
	Orkla ASA	19,888	169,161
*	Otello Corp. ASA	93,693	171,733
*	PGS ASA	244,109	346,087
*	Prosafe SE	38,453	46,959
#*	Protector Forsikring ASA	29,521	160,197
*	Q-Free ASA	14,166	11,090
#*	REC Silicon ASA	226,216	132,366
	Salmar ASA	11,015	508,769
	Sbanken ASA	31,164	239,395
	Scatec Solar ASA	36,337	374,270
	Schibsted ASA, Class A	1,854	49,860
	Schibsted ASA, Class B	3,368	86,826
	Selvaag Bolig ASA	31,208	163,680
	SpareBank 1 SR-Bank ASA	83,007	893,095
	Spectrum ASA	14,457	98,673
	Stolt-Nielsen, Ltd.	18,611	213,146
	Storebrand ASA	214,564	1,449,941
	Subsea 7 SA	60,233	645,580
	TGS NOPEC Geophysical Co. ASA	40,193	971,513
	Tomra Systems ASA	23,195	682,209
	Treasure ASA	54,160	83,401
	Veidekke ASA	35,465	319,552
#	Wallenius Wilhelmsen ASA	32,962	100,477
	Wilh Wilhelmsen Holding ASA, Class A	9,394	151,701
#	XXL ASA	35,254	108,079
	Yara International ASA	4,230	198,173
TOTAL NORWAY			23,195,784
PORTUGAL — (0.3%)
	Altri SGPS SA	51,633	338,807
	Banco Comercial Portugues SA, Class R	9,233,185	2,359,714
#	CTT-Correios de Portugal SA	85,041	181,169
	EDP Renovaveis SA	113,399	1,167,495
	Galp Energia SGPS SA	78,751	1,226,004
	Jeronimo Martins SGPS SA	12,685	204,686
#	Mota-Engil SGPS SA	92,170	185,023

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Navigator Co. SA (The)	110,848	$372,618
	NOS SGPS SA	216,748	1,345,874
	Novabase SGPS SA	3,851	11,349
	Semapa-Sociedade de Investimento e Gestao	21,850	288,640
	Sonae Capital SGPS SA	82,383	64,505
	Sonae SGPS SA	748,097	697,657
TOTAL PORTUGAL			8,443,541
SINGAPORE — (1.1%)
	Accordia Golf Trust	596,700	230,091
	Amara Holdings, Ltd.	90,000	31,815
	Ascendas India Trust	118,300	121,258
	Avarga, Ltd.	134,000	18,374
	Banyan Tree Holdings, Ltd.	139,800	49,096
	Bonvests Holdings, Ltd.	30,000	27,943
	Boustead Projects, Ltd.	26,174	18,879
	Boustead Singapore, Ltd.	181,732	101,693
	BreadTalk Group, Ltd.	128,000	65,207
#	Bukit Sembawang Estates, Ltd.	101,100	404,823
	Bund Center Investment, Ltd.	22,000	9,112
	CapitaLand, Ltd.	395,001	1,034,829
	Centurion Corp., Ltd.	167,400	50,537
	China Aviation Oil Singapore Corp., Ltd.	218,100	200,252
	China Sunsine Chemical Holdings, Ltd.	148,100	120,740
#	Chip Eng Seng Corp., Ltd.	299,200	152,770
#	CITIC Envirotech, Ltd.	689,800	162,301
	City Developments, Ltd.	61,700	432,971
#	Civmec, Ltd.	140,800	32,647
	ComfortDelGro Corp., Ltd.	263,700	516,848
*	COSCO Shipping International Singapore Co., Ltd.	195,200	44,269
	CSE Global, Ltd.	68,200	22,813
	Dairy Farm International Holdings, Ltd.	7,300	54,663
	DBS Group Holdings, Ltd.	3,315	63,206
	Del Monte Pacific, Ltd.	222,059	24,237
	Delfi, Ltd.	22,300	21,140
	Delong Holdings, Ltd.	14,900	75,848
	Duty Free International, Ltd.	126,400	16,547
*	Dyna-Mac Holdings, Ltd.	230,000	19,179
	Elec & Eltek International Co., Ltd.	14,000	19,992
#*	Ezion Holdings, Ltd.	3,070,344	72,172
#*	Ezra Holdings, Ltd.	1,882,853	14,298
	Far East Orchard, Ltd.	133,284	115,814
	First Resources, Ltd.	223,700	253,398
	Food Empire Holdings, Ltd.	115,500	43,613
	Fragrance Group, Ltd.	222,000	21,001
	Frasers Property, Ltd.	193,800	255,186
	Frencken Group, Ltd.	210,000	108,195
	Fu Yu Corp., Ltd.	518,400	84,301
*	Gallant Venture, Ltd.	254,500	21,809
	Genting Singapore, Ltd.	254,300	169,227
	Geo Energy Resources, Ltd.	373,800	41,766
	GL, Ltd.	264,200	151,681
	Golden Agri-Resources, Ltd.	3,660,200	781,785
	Golden Energy & Resources, Ltd.	70,900	10,782
	Great Eastern Holdings, Ltd.	3,000	55,372
*	GSH Corp., Ltd.	32,600	8,972
#	GuocoLand, Ltd.	193,333	279,464
*	Halcyon Agri Corp., Ltd.	145,408	50,105
	Hanwell Holdings, Ltd.	237,300	35,329

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Haw Par Corp., Ltd.	69,100	$700,666
	Hiap Hoe, Ltd.	39,000	22,855
	Hi-P International, Ltd.	148,500	148,185
	Ho Bee Land, Ltd.	154,900	265,359
#	Hong Fok Corp., Ltd.	292,680	182,566
*	Hong Leong Asia, Ltd.	219,600	91,535
	Hong Leong Finance, Ltd.	57,200	115,131
	Hongkong Land Holdings, Ltd.	78,500	478,732
	Hotel Grand Central, Ltd.	67,060	63,885
	Hour Glass, Ltd. (The)	179,100	110,164
	Hutchison Port Holdings Trust	3,162,800	691,502
	Hwa Hong Corp., Ltd.	21,000	4,609
*	Hyflux, Ltd.	455,600	9,659
	Indofood Agri Resources, Ltd.	619,900	132,514
	Japfa, Ltd.	469,400	173,313
	Jardine Cycle & Carriage, Ltd.	6,644	162,565
	Keppel Corp., Ltd.	201,000	928,767
	Keppel Infrastructure Trust	598,199	221,587
	Koh Brothers Group, Ltd.	175,000	27,342
	KSH Holdings, Ltd.	112,625	37,014
	Lian Beng Group, Ltd.	252,000	91,382
	Low Keng Huat Singapore, Ltd.	98,100	34,542
	Mandarin Oriental International, Ltd.	25,200	39,930
	Metro Holdings, Ltd.	393,700	297,571
#*	Midas Holdings, Ltd.	1,120,000	29,343
*	mm2 Asia, Ltd.	78,200	13,051
	Nera Telecommunications, Ltd.	43,000	8,787
	NetLink NBN Trust	296,900	186,812
	NSL, Ltd.	11,500	8,598
	Olam International, Ltd.	207,700	292,743
#	OUE, Ltd.	253,600	276,031
	Oversea-Chinese Banking Corp., Ltd.	130,750	1,088,583
	Overseas Education, Ltd.	31,900	6,747
	Oxley Holdings, Ltd.	653,888	156,226
*	Pacc Offshore Services Holdings, Ltd.	218,500	23,983
	Pacific Century Regional Developments, Ltd.	79,400	19,827
	Pan-United Corp., Ltd.	58,750	14,122
	Penguin International, Ltd.	101,800	38,195
	Q&M Dental Group Singapore, Ltd.	111,700	38,957
	QAF, Ltd.	136,053	72,375
*	Raffles Education Corp., Ltd.	646,646	37,301
	Raffles Medical Group, Ltd.	59,483	44,453
	RHT Health Trust	492,300	6,853
#	Riverstone Holdings, Ltd.	98,400	64,415
	SATS, Ltd.	117,380	408,972
	Sembcorp Industries, Ltd.	542,600	918,067
*	Sembcorp Marine, Ltd.	41,800	40,695
	Sheng Siong Group, Ltd.	248,200	209,281
*	SHS Holdings, Ltd.	141,000	17,877
	SIA Engineering Co., Ltd.	23,800	45,792
	SIIC Environment Holdings, Ltd.	676,160	115,713
#	Sinarmas Land, Ltd.	694,700	122,429
	Sing Holdings, Ltd.	86,800	25,223
	Sing Investments & Finance, Ltd.	13,500	14,390
	Singapore Airlines, Ltd.	256,100	1,793,008
	Singapore Exchange, Ltd.	44,400	254,744
#	Singapore Post, Ltd.	495,200	346,759
#	Singapore Press Holdings, Ltd.	356,400	569,857
	Singapore Technologies Engineering, Ltd.	65,800	201,825

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*	Sino Grandness Food Industry Group, Ltd.	672,726	$22,491
	Stamford Land Corp., Ltd.	275,700	95,283
	StarHub, Ltd.	241,400	264,497
	Sunningdale Tech, Ltd.	117,600	117,490
#*	Swiber Holdings, Ltd.	189,500	2,813
	Thomson Medical Group, Ltd.	711,600	32,433
*	Tiong Woon Corp. Holding, Ltd.	68,000	18,502
	Tuan Sing Holdings, Ltd.	402,591	100,545
#	UMS Holdings, Ltd.	259,062	119,432
	United Engineers, Ltd.	362,800	688,570
	United Industrial Corp., Ltd.	91,184	197,348
	United Overseas Bank, Ltd.	74,282	1,415,276
	UOB-Kay Hian Holdings, Ltd.	121,639	106,850
	UOL Group, Ltd.	181,687	965,600
	Valuetronics Holdings, Ltd.	188,200	89,054
	Venture Corp., Ltd.	84,500	942,973
*	Vibrant Group, Ltd.	171,233	18,617
	Wee Hur Holdings, Ltd.	112,000	18,278
	Wilmar International, Ltd.	121,500	351,211
	Wing Tai Holdings, Ltd.	351,868	539,503
	Yangzijiang Shipbuilding Holdings Ltd.	1,177,500	1,214,194
	Yeo Hiap Seng, Ltd.	10,160	6,753
*	Yongnam Holdings, Ltd.	223,500	28,727
	Zhongmin Baihui Retail Group, Ltd.	7,900	4,111
TOTAL SINGAPORE			26,622,310
SPAIN — (1.8%)
	Acciona SA	22,942	2,442,841
	Acerinox SA	123,252	1,029,743
	ACS Actividades de Construccion y Servicios SA	16,816	679,496
	Alantra Partners SA	1,451	24,165
	Almirall SA	19,545	354,282
	Amadeus IT Group SA	11,698	914,163
*	Amper SA	490,630	134,171
	Applus Services SA	79,766	1,121,248
#	Atresmedia Corp. de Medios de Comunicacion SA	73,797	287,542
#	Banco Bilbao Vizcaya Argentaria SA	365,856	1,862,832
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	21,748	111,132
	Banco de Sabadell SA	2,480,109	2,166,084
#	Banco Santander SA	1,233,044	5,262,966
#	Banco Santander SA, Sponsored ADR	135,994	576,615
	Bankia SA	253,400	502,389
	Bankinter SA	26,938	174,740
	Bolsas y Mercados Espanoles SHMSF SA	35,749	843,633
	CaixaBank SA	146,010	361,880
	Cellnex Telecom SA	67,140	2,510,924
	Cia de Distribucion Integral Logista Holdings SA	30,263	630,566
	CIE Automotive SA	27,553	696,685
	Construcciones y Auxiliar de Ferrocarriles SA	9,715	438,968
#*	Deoleo SA	380,056	26,046
*	Duro Felguera SA	14,086	3,566
	Ebro Foods SA	31,003	622,988
*	eDreams ODIGEO SA	37,385	169,138
	Elecnor SA	14,326	179,515
	Enagas SA	95,610	2,085,650
#	Ence Energia y Celulosa SA	107,367	388,131
	Endesa SA	20,253	500,419
#	Ercros SA	85,372	164,263
	Euskaltel SA	66,514	580,989

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Faes Farma SA	159,280	$788,533
	Ferrovial SA	5,855	152,306
*	Fluidra SA	15,617	195,355
	Fomento de Construcciones y Contratas SA	13,496	171,822
*	Global Dominion Access SA	58,611	281,773
	Grifols SA	13,116	425,071
	Grupo Catalana Occidente SA	9,037	322,621
*	Grupo Empresarial San Jose SA	8,089	73,328
#*	Grupo Ezentis SA	71,326	41,411
	Iberdrola S.A.	318,386	3,020,649
	Iberdrola SA	7,404	70,245
	Iberpapel Gestion SA	2,868	89,872
*	Indra Sistemas SA	71,750	614,501
	Laboratorios Farmaceuticos Rovi SA	361	8,298
	Liberbank SA	1,668,418	621,336
	Mapfre SA	370,264	1,019,276
	Mediaset Espana Comunicacion SA	92,561	543,380
	Melia Hotels International SA	55,532	489,228
#	Miquel y Costas & Miquel SA	15,637	270,206
	Naturgy Energy Group SA	27,003	684,009
#*	Obrascon Huarte Lain SA	108,136	134,899
	Parques Reunidos Servicios Centrales SAU, Class C	921	14,078
*	Pharma Mar SA	7,705	13,316
*	Promotora de Informaciones SA, Class A	120,893	178,056
	Prosegur Cia de Seguridad SA	142,922	667,037
*	Quabit Inmobiliaria SA	58,536	61,214
*	Realia Business SA	69,253	71,872
	Red Electrica Corp. SA	28,152	530,773
	Repsol SA, Sponsored ADR	9,646	152,402
	Repsol SA	94,494	1,498,755
	Sacyr S.A.	363,902	933,712
	Siemens Gamesa Renewable Energy SA	10,965	153,429
*	Solaria Energia y Medio Ambiente SA	45,965	271,759
*	Talgo SA	43,463	233,663
*	Tecnicas Reunidas SA	3,504	84,489
#	Telefonica SA, Sponsored ADR	94,790	721,352
	Telefonica SA	82,112	625,992
#	Tubacex SA	60,771	193,884
	Unicaja Banco SA	45,102	35,520
	Vidrala SA	7,636	691,692
	Viscofan SA	19,104	935,094
	Vocento SA	22,927	31,069
	Zardoya Otis SA	91,505	627,276
TOTAL SPAIN			46,592,323
SWEDEN — (2.6%)
	AAK AB	30,740	628,873
*	AcadeMedia AB	35,509	185,556
	AddLife AB, Class B	4,530	122,038
	AddNode Group AB	1,207	19,307
	AddTech AB, Class B	23,027	603,735
	AF POYRY AB	47,361	1,116,117
	Alfa Laval AB	12,261	229,037
	Alimak Group AB	16,955	235,631
*	Arise AB	1,403	3,697
	Arjo AB, Class B	135,649	545,983
	Assa Abloy AB, Class B	3,012	69,087
	Atrium Ljungberg AB, Class B	6,697	123,769
	Attendo AB	31,633	143,782

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Avanza Bank Holding AB	47,670	$425,388
	Axfood AB	19,709	414,960
	BE Group AB	6,863	30,721
	Beijer Alma AB	27,356	336,415
	Beijer Electronics Group AB	12,275	55,890
	Beijer Ref AB	16,704	370,265
	Bergman & Beving AB	15,113	148,785
	Betsson AB	91,942	485,349
	Bilia AB, Class A	81,311	717,853
#	BillerudKorsnas AB	135,599	1,565,487
	BioGaia AB, Class B	9,899	411,604
	Biotage AB	25,366	273,534
	Bjorn Borg AB	12,600	32,708
	Boliden AB	124,690	2,827,632
	Bonava AB	1,161	14,129
	Bonava AB, Class B	58,338	698,416
	Bravida Holding AB	29,099	241,694
	Bufab AB	26,602	274,959
	Bulten AB	17,151	115,082
	Bure Equity AB	44,414	827,510
#*	Byggmax Group AB	49,001	168,231
	Catena AB	2,971	92,786
*	Cavotec SA	14,187	20,448
	Clas Ohlson AB, Class B	20,561	185,072
	Cloetta AB, Class B	181,459	540,529
*	Collector AB	15,782	85,673
	Concentric AB	24,609	303,223
	Dometic Group AB	185,622	1,693,407
*	Doro AB	12,612	47,060
	Duni AB	21,783	258,305
#	Dustin Group AB	47,362	408,869
	Eastnine AB	14,309	162,272
	Elanders AB, Class B	8,383	72,244
	Electrolux AB	23,576	544,774
	Elekta AB, Class B	21,378	304,161
#*	Eltel AB	39,179	90,257
*	Enea AB	11,029	187,589
	Essity AB, Class A	1,404	42,019
	Essity AB, Class B	23,449	696,508
*	Fastighets AB Balder, Class B	5,442	186,351
#*	Fingerprint Cards AB, Class B	225,078	405,164
	Getinge AB, Class B	148,870	2,184,319
	Granges AB	69,395	690,980
	Gunnebo AB	63,741	164,779
	Haldex AB	23,425	116,779
	Hemfosa Fastigheter AB	38,721	348,544
#	Hennes & Mauritz AB, Class B	7,372	128,532
	Hexagon AB, Class B	8,299	402,106
	Hexpol AB	39,391	299,728
	HIQ International AB	27,512	144,950
#*	Hoist Finance AB	46,608	280,438
	Holmen AB, Class B	66,453	1,403,110
	Humana AB	10,027	56,540
	Husqvarna AB, Class A	6,875	60,898
	Husqvarna AB, Class B	59,941	530,768
	ICA Gruppen AB	13,255	588,217
	Indutrade AB	30,423	861,952
#*	International Petroleum Corp.	65,905	282,635
#	Intrum AB	40,292	1,056,281

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Inwido AB	75,728	$465,150
#*	ITAB Shop Concept AB, Class B	3,909	11,387
	JM AB	52,322	1,349,711
	KappAhl AB	48,966	99,293
#	Kindred Group P.L.C.	109,207	670,135
	Klovern AB, Class B	148,515	244,274
	KNOW IT AB	16,939	332,860
	Kungsleden AB	19,782	172,041
	Lagercrantz Group AB, Class B	29,712	371,045
	Lifco AB, Class B	2,120	108,314
	Lindab International AB	60,760	691,853
	Loomis AB, Class B	41,318	1,421,187
	Lundin Petroleum AB	7,830	246,282
#*	Medivir AB, Class B	20,006	48,218
*	Mekonomen AB	31,574	233,653
	Millicom International Cellular SA	19,378	995,538
	Momentum Group AB, Class B	18,706	210,811
*	MQ Holding AB	297,446	74,429
	Mycronic AB	36,320	558,124
#*	Net Insight AB, Class B	156,574	29,198
	NetEnt AB	97,968	290,657
	New Wave Group AB, Class B	41,108	274,506
	Nibe Industrier AB, Class B	40,218	567,933
	Nobia AB	114,550	742,885
	Nobina AB	89,910	524,000
	Nolato AB, Class B	15,580	886,557
	Nordic Waterproofing Holding A.S.	2,121	18,222
*	Nyfosa AB	35,905	220,909
	OEM International AB, Class B	3,022	75,132
	Opus Group AB	197,053	124,839
	Pandox AB	39,181	714,342
	Peab AB	132,508	1,121,175
	Platzer Fastigheter Holding AB, Class B	8,266	72,981
	Pricer AB, Class B	107,548	141,718
	Proact IT Group AB	7,134	125,482
*	Qliro Group AB	73,546	85,266
	Ratos AB, Class B	188,285	477,401
*	RaySearch Laboratories AB	13,042	186,619
#	Recipharm AB, Class B	40,729	505,810
	Resurs Holding AB	45,505	263,402
	Rottneros AB	89,739	95,861
	Saab AB, Class B	9,063	285,305
	Sagax AB, Class B	15,278	149,245
	Sandvik AB	46,043	706,557
#*	SAS AB	236,758	322,877
	Scandi Standard AB	48,812	311,708
	Scandic Hotels Group AB	61,751	517,805
	Sectra AB, Class B	8,988	301,774
	Securitas AB, Class B	38,142	590,677
	Semcon AB	16,561	91,362
*	Sensys Gatso Group AB	329,877	54,599
	Skandinaviska Enskilda Banken AB, Class A	152,336	1,432,270
#	Skandinaviska Enskilda Banken AB, Class C	2,822	26,759
	Skanska AB, Class B	14,180	264,755
	SKF AB, Class A	2,752	45,124
	SKF AB, Class B	39,301	644,646
	SkiStar AB	39,896	462,560
	SSAB AB, Class A	19,797	55,997
	SSAB AB, Class A	77,242	218,812

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SSAB AB, Class B, Share, Class B	112,074	$285,098
	SSAB AB, Class B	152,490	386,561
#	Svenska Cellulosa AB SCA, Class A	7,179	68,841
	Svenska Cellulosa AB SCA, Class B	101,964	846,294
	Svenska Handelsbanken AB, Class A	127,991	1,151,653
	Svenska Handelsbanken AB, Class B	4,398	41,664
	Sweco AB, Class B	15,545	433,521
	Swedbank AB, Class A	81,073	1,104,030
	Swedish Match AB	10,042	383,143
	Systemair AB	9,336	118,070
	Tele2 AB, Class B	72,477	1,035,653
	Telefonaktiebolaget LM Ericsson, Class A	2,150	19,428
	Telefonaktiebolaget LM Ericsson, Class B	99,288	868,698
	Telia Co. AB	328,969	1,463,468
	Thule Group AB	44,674	975,819
	Trelleborg AB, Class B	47,875	659,242
	VBG Group AB, Class B	3,664	60,904
	Vitrolife AB	26,460	509,196
	Volvo AB, Class A	13,728	204,713
	Volvo AB, Class B	65,580	974,198
	Wallenstam AB, Class B	10,991	114,830
	Wihlborgs Fastigheter AB	31,822	462,650
TOTAL SWEDEN			64,891,197
SWITZERLAND — (6.4%)
#	ABB, Ltd., Sponsored ADR	16,820	316,216
	ABB, Ltd.	130,956	2,472,076
	Adecco Group AG	92,364	5,039,293
#*	Alcon, Inc.	18,313	1,075,889
#*	Alcon, Inc.	45,991	2,663,321
	Allreal Holding AG	15,156	2,647,259
	ALSO Holding AG	5,212	803,159
#*	ams AG	26,691	1,393,416
	APG SGA SA	783	209,523
	Arbonia AG	37,885	439,457
*	Aryzta AG	852,765	709,311
	Ascom Holding AG	24,492	318,011
#	Autoneum Holding AG	2,766	303,921
	Bachem Holding AG, Class B	525	69,934
	Baloise Holding AG	23,966	4,328,655
	Banque Cantonale de Geneve	1,400	280,147
	Banque Cantonale Vaudoise	1,526	1,134,907
	Barry Callebaut AG	435	848,669
	Belimo Holding AG	180	1,060,151
	Bell Food Group AG	1,788	477,942
	Bellevue Group AG	8,684	184,910
#	Berner Kantonalbank AG	3,867	878,176
	BFW Liegenschaften AG	1,001	43,685
#	Bobst Group SA	8,860	443,022
	Bossard Holding AG, Class A	6,400	882,487
	Bucher Industries AG	6,978	2,085,045
	Burckhardt Compression Holding AG	868	210,003
	Burkhalter Holding AG	2,283	168,313
	Calida Holding AG	3,845	106,861
	Carlo Gavazzi Holding AG	252	69,657
	Cembra Money Bank AG	19,956	1,923,290
	Cham Group AG	43	18,532
	Chocoladefabriken Lindt & Spruengli AG	3	248,171
	Cicor Technologies, Ltd.	1,805	91,010

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Richemont SA	34,860	$2,987,266
	Cie Financiere Tradition SA	1,288	132,950
	Clariant AG	158,712	2,900,156
	Coltene Holding AG	2,712	229,270
	Conzzeta AG	1,192	936,725
	Credit Suisse Group AG	147,392	1,782,122
	Credit Suisse Group AG, Sponsored ADR	16,869	203,604
	Daetwyler Holding AG	4,169	642,612
	DKSH Holding AG	15,613	788,424
	dormakaba Holding AG	1,607	1,177,611
*	Dottikon Es Holding AG	27	14,417
	Dufry AG	19,140	1,678,609
	EFG International AG	118,638	768,763
	Emmi AG	1,664	1,384,484
	EMS-Chemie Holding AG	615	384,362
	Energiedienst Holding AG	1,651	51,363
#*	Evolva Holding SA	525,696	94,262
#	Feintool International Holding AG	1,967	123,293
	Flughafen Zurich AG	16,575	3,026,866
	Forbo Holding AG	464	723,750
*	GAM Holding AG	135,264	592,229
	Geberit AG	2,030	937,133
	Georg Fischer AG	3,548	3,058,266
	Givaudan SA	592	1,574,477
	Gurit Holding AG	392	429,129
	Helvetia Holding AG	34,781	4,428,398
	Hiag Immobilien Holding AG	1,074	137,958
#*	HOCHDORF Holding AG	837	63,403
	Huber & Suhner AG	11,819	941,154
	Implenia AG	13,658	365,840
	Inficon Holding AG	1,126	702,400
	Interroll Holding AG	407	827,758
	Intershop Holding AG	353	177,347
	Investis Holding SA	799	54,292
	Julius Baer Group, Ltd.	89,142	3,809,270
	Jungfraubahn Holding AG	1,610	241,446
	Kardex AG	5,484	789,161
#	Komax Holding AG	2,903	544,262
#	Kudelski SA	29,355	198,960
	Kuehne + Nagel International AG	2,059	303,174
	LafargeHolcim, Ltd.	8,578	421,029
	LafargeHolcim, Ltd.	28,089	1,375,690
*	Lastminute.com NV	2,648	80,020
	LEM Holding SA	284	392,507
	Liechtensteinische Landesbank AG	11,147	679,599
	Logitech International SA	16,632	683,985
	Logitech International SA	22,459	926,209
	Lonza Group AG	5,579	1,911,106
	Luzerner Kantonalbank AG	2,367	1,046,111
*	MCH Group AG	200	4,458
#*	Meier Tobler Group AG	2,683	43,075
	Metall Zug AG	156	338,469
#*	Meyer Burger Technology AG	138,380	56,410
	Mikron Holding AG	4,766	37,597
	Mobilezone Holding AG	18,548	171,192
	Mobimo Holding AG	6,638	1,771,861
	Nestle SA	110,012	11,670,862
#	Novartis AG, Sponsored ADR	73,269	6,709,975
	Novartis AG	52,784	4,840,231

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG	184,029	$1,969,704
*	Orascom Development Holding AG	10,410	156,379
#	Orell Fuessli Holding AG	184	16,762
	Orior AG	4,080	331,531
*	Panalpina Welttransport Holding AG	6,375	1,434,543
	Partners Group Holding AG	1,784	1,418,797
	Phoenix Mecano AG	491	216,318
#	Plazza AG, Class A	757	191,307
	PSP Swiss Property AG	408	48,919
#	Rieter Holding AG	2,697	354,579
	Romande Energie Holding SA	77	96,478
#	Schaffner Holding AG	381	78,251
	Schindler Holding AG	1,001	225,190
#*	Schmolz + Bickenbach AG	449,892	148,075
	Schweiter Technologies AG	894	883,889
	SFS Group AG	10,692	820,690
	SGS SA	229	565,508
	Siegfried Holding AG	3,194	1,189,067
	Sika AG	19,620	2,832,620
#	Sonova Holding AG	5,419	1,246,134
	St Galler Kantonalbank AG	2,152	921,134
	Straumann Holding AG	2,325	1,896,742
	Sulzer AG	15,043	1,515,819
	Sunrise Communications Group AG	29,366	2,171,941
	Swatch Group AG (The)	5,630	1,635,357
	Swatch Group AG (The)	10,189	555,620
	Swiss Life Holding AG	6,834	3,302,455
	Swiss Prime Site AG	49,013	4,315,323
	Swiss Re AG	24,776	2,399,229
	Swisscom AG	5,467	2,649,537
	Swissquote Group Holding SA	7,210	291,925
	Tamedia AG	2,036	223,728
	Tecan Group AG	257	65,296
	Temenos AG	15,719	2,767,214
	Thurgauer Kantonalbank	690	75,084
#	Tornos Holding AG	5,138	40,245
	u-blox Holding AG	5,295	432,138
	UBS Group AG	135,426	1,511,603
*	UBS Group AG	156,997	1,753,656
	Valiant Holding AG	12,334	1,264,364
	Valora Holding AG	3,136	864,084
	VAT Group AG	6,889	861,397
	Vaudoise Assurances Holding SA	990	501,983
	Vetropack Holding AG	192	392,555
	Vifor Pharma AG	7,633	1,129,733
*	Von Roll Holding AG	8,846	9,248
	Vontobel Holding AG	25,802	1,357,922
	VP Bank AG	3,148	492,936
	VZ Holding AG	1,013	278,950
	Walliser Kantonalbank	1,247	148,229
#	Ypsomed Holding AG	1,711	217,946
	Zehnder Group AG	9,201	346,732
	Zug Estates Holding AG, Class B	166	305,978
	Zuger Kantonalbank AG	64	395,924
	Zurich Insurance Group AG	14,600	5,078,341
TOTAL SWITZERLAND			163,706,880
UNITED KINGDOM — (14.2%)
	3i Group P.L.C.	270,091	3,639,481

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	4imprint Group P.L.C.	1,592	$54,035
	888 Holdings P.L.C.	181,616	335,929
	A.G. Barr P.L.C.	73,472	614,210
	AA P.L.C.	199,306	120,835
*	Acacia Mining P.L.C.	179,561	488,422
	Admiral Group P.L.C.	25,512	670,918
	Aggreko P.L.C.	182,730	1,843,551
	Anglo American P.L.C.	198,677	4,868,460
	Anglo Pacific Group P.L.C.	95,643	236,015
	Anglo-Eastern Plantations P.L.C.	5,452	30,247
	Antofagasta P.L.C.	54,524	615,185
	Arrow Global Group P.L.C.	162,912	531,129
	Ashmore Group P.L.C.	145,839	947,282
	Ashtead Group P.L.C.	97,961	2,693,649
	Associated British Foods P.L.C.	25,818	758,831
	Auto Trader Group P.L.C.	447,006	2,934,407
	AVEVA Group P.L.C.	10,093	487,596
	Aviva P.L.C.	758,044	3,721,704
	Avon Rubber P.L.C.	13,939	227,317
	B&M European Value Retail SA	246,753	1,107,574
	Babcock International Group P.L.C.	368,806	2,125,335
	BAE Systems P.L.C.	200,216	1,330,181
	Balfour Beatty P.L.C.	118,530	295,696
	Bank of Georgia Group P.L.C.	35,983	610,957
	Barclays P.L.C., Sponsored ADR	259,966	1,944,546
	Barclays P.L.C.	257,747	482,458
	Barratt Developments P.L.C.	344,090	2,686,388
	BBA Aviation P.L.C.	572,681	2,224,419
	Beazley P.L.C.	157,965	1,103,218
	Bellway P.L.C.	95,382	3,438,098
	Berkeley Group Holdings P.L.C.	51,343	2,414,806
	BHP Group P.L.C., ADR	83,946	4,007,582
	BHP Group P.L.C.	3,376	80,496
	Bloomsbury Publishing P.L.C.	48,767	136,549
	Bodycote P.L.C.	137,495	1,226,793
	Bovis Homes Group P.L.C.	103,503	1,322,144
	BP P.L.C., Sponsored ADR	244,019	9,697,321
	BP P.L.C.	319,290	2,112,660
	Braemar Shipping Services P.L.C.	15,684	37,776
	Brewin Dolphin Holdings P.L.C.	241,191	934,490
	British American Tobacco P.L.C.	166,587	5,935,916
	Britvic P.L.C.	136,817	1,520,073
	BT Group P.L.C.	600,516	1,406,620
*	BTG P.L.C.	52,028	528,704
	Bunzl P.L.C.	25,249	658,106
	Burberry Group P.L.C.	26,801	739,005
*	Cairn Energy P.L.C.	671,918	1,289,682
*	Capita P.L.C.	79,885	112,665
	Capital & Counties Properties P.L.C.	26,771	64,369
*	Carclo P.L.C.	23,934	3,112
	Card Factory P.L.C.	211,874	425,655
	CareTech Holdings P.L.C.	31,183	141,312
	Carnival P.L.C.	4,660	210,349
	Carnival P.L.C., ADR	4,899	224,619
	Carr's Group P.L.C.	10,633	19,413
	Castings P.L.C.	9,986	50,039
	Centamin P.L.C.	1,035,350	1,615,547
	Centaur Media P.L.C.	24,139	13,202
	Centrica P.L.C.	369,046	339,739

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Chemring Group P.L.C.	212,059	$472,711
	Chesnara P.L.C.	67,875	273,055
	Cineworld Group P.L.C.	414,592	1,286,988
*	Circassia Pharmaceuticals P.L.C.	36,010	8,675
	Clarkson P.L.C.	16,082	501,051
	Close Brothers Group P.L.C.	115,762	1,868,988
	CLS Holdings P.L.C.	40,437	112,276
	CMC Markets P.L.C.	91,464	108,496
*	Cobham P.L.C.	697,326	1,396,296
	Coca-Cola HBC AG	38,901	1,338,553
	Computacenter P.L.C.	61,493	1,140,620
	Connect Group P.L.C.	58,525	26,845
	Consort Medical P.L.C.	20,452	186,062
	Costain Group P.L.C.	92,740	176,931
*	Countrywide P.L.C.	159,900	9,649
	Cranswick P.L.C.	29,725	962,078
	Crest Nicholson Holdings P.L.C.	249,719	1,110,476
	Croda International P.L.C.	20,197	1,147,239
	CYBG P.L.C.	489,015	1,018,999
	Daejan Holdings P.L.C.	1,943	131,024
	Daily Mail & General Trust P.L.C., Class A	34,229	328,771
	Dart Group P.L.C.	1,732	15,885
	DCC P.L.C.	9,265	781,305
	De La Rue P.L.C.	33,691	95,643
	Devro P.L.C.	164,604	411,118
	DFS Furniture P.L.C.	47,136	135,067
	Diageo P.L.C., Sponsored ADR	2,940	490,627
*	Dialight P.L.C.	11,223	49,315
	Dignity P.L.C.	42,517	279,197
	Diploma P.L.C.	90,419	1,666,671
	Direct Line Insurance Group P.L.C.	688,212	2,692,079
	DiscoverIE Group P.L.C.	24,274	131,044
	Dixons Carphone P.L.C.	923,011	1,337,677
	Domino's Pizza Group P.L.C.	283,175	850,978
	Drax Group P.L.C.	372,424	1,364,627
	DS Smith P.L.C.	444,057	1,915,272
	Dunelm Group P.L.C.	58,420	654,737
	easyJet P.L.C.	37,817	443,174
*	EI Group P.L.C.	513,543	1,760,391
	Electrocomponents P.L.C.	293,057	2,159,295
	Elementis P.L.C.	306,518	561,909
*	EnQuest P.L.C.	1,475,572	415,950
	Entertainment One, Ltd.	167,342	893,681
	Equiniti Group P.L.C.	121,556	310,689
	Essentra P.L.C.	164,284	851,792
	Euromoney Institutional Investor P.L.C.	21,841	368,158
	Evraz P.L.C.	128,908	1,009,708
	Experian P.L.C.	52,061	1,578,966
	FDM Group Holdings P.L.C.	8,532	85,415
	Ferguson P.L.C.	13,813	1,027,836
	Ferrexpo P.L.C.	296,611	917,772
*	Findel P.L.C.	41,980	118,893
*	Firstgroup P.L.C.	1,479,014	2,058,633
*	Foxtons Group P.L.C.	154,604	105,821
	Fresnillo P.L.C.	219	1,581
	Fuller Smith & Turner P.L.C., Class A	7,612	99,050
	G4S P.L.C.	320,483	743,825
	Galliford Try P.L.C.	103,526	741,561
	Games Workshop Group P.L.C.	18,463	1,013,287

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gem Diamonds, Ltd.	267,121	$222,900
	Genel Energy P.L.C.	80,138	186,435
	Genus P.L.C.	12,068	387,398
*	Georgia Capital P.L.C.	24,268	289,129
	Glencore P.L.C.	1,539,187	4,935,894
	Go-Ahead Group P.L.C. (The)	44,581	1,152,474
	GoCo Group P.L.C.	94,361	98,205
	Grafton Group P.L.C.	109,953	967,623
	Grainger P.L.C.	348,325	962,367
	Greencore Group P.L.C.	322,855	840,157
	Greene King P.L.C.	305,841	2,322,260
	Greggs P.L.C.	104,571	2,834,096
	Gulf Keystone Petroleum, Ltd.	199,133	566,424
*	Gulf Marine Services P.L.C.	55,878	6,370
	GVC Holdings P.L.C.	177,707	1,273,074
	Halfords Group P.L.C.	190,403	442,079
	Halma P.L.C.	120,819	2,917,714
	Hargreaves Lansdown P.L.C.	31,344	796,293
	Hastings Group Holdings P.L.C.	186,321	437,397
	Hays P.L.C.	831,499	1,552,884
	Headlam Group P.L.C.	39,397	212,285
	Helical P.L.C.	174,368	759,154
	Henry Boot P.L.C.	24,543	73,165
	Highland Gold Mining, Ltd.	27,555	72,884
	Hikma Pharmaceuticals P.L.C.	28,079	626,424
	Hill & Smith Holdings P.L.C.	67,054	920,857
	Hilton Food Group P.L.C.	6,128	69,386
	Hiscox, Ltd.	94,298	1,941,060
	Hochschild Mining P.L.C.	247,271	620,124
	HomeServe P.L.C.	146,450	2,026,318
	Howden Joinery Group P.L.C.	314,734	2,114,265
	HSBC Holdings P.L.C.	160,618	1,286,307
	HSBC Holdings P.L.C., Sponsored ADR	303,186	12,175,950
	Hunting P.L.C.	127,774	787,375
	Huntsworth P.L.C.	68,679	83,494
	Ibstock P.L.C.	310,401	871,125
	IG Group Holdings P.L.C.	185,355	1,288,396
	IMI P.L.C.	164,140	2,078,278
	Imperial Brands P.L.C.	8,885	225,502
	Inchcape P.L.C.	313,757	2,376,974
*	Indivior P.L.C.	156,209	103,289
	Informa P.L.C.	67,233	711,846
	Inmarsat P.L.C.	106,125	737,789
#	InterContinental Hotels Group P.L.C., ADR	4,801	336,772
	InterContinental Hotels Group P.L.C.	7,890	548,188
	Intermediate Capital Group P.L.C.	59,454	1,001,564
	International Consolidated Airlines Group SA	96,420	496,150
	International Personal Finance P.L.C.	187,926	231,681
	Intertek Group P.L.C.	23,108	1,599,635
	Investec P.L.C.	340,685	1,938,401
*	IP Group P.L.C.	285,880	238,505
	ITE Group P.L.C.	444,010	393,815
	ITV P.L.C.	234,522	314,998
	IWG P.L.C.	390,069	1,786,609
	J D Wetherspoon P.L.C.	70,915	1,322,260
	J Sainsbury P.L.C.	365,758	872,783
	James Fisher & Sons P.L.C.	32,870	871,007
	JD Sports Fashion P.L.C.	221,545	1,747,192
	John Laing Group P.L.C.	127,777	597,082

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	John Menzies P.L.C.	70,679	$356,090
	John Wood Group P.L.C.	510,693	3,290,758
	Johnson Matthey P.L.C.	22,586	880,671
*	JPJ Group P.L.C.	25,675	214,638
	Jupiter Fund Management P.L.C.	218,507	988,759
*	Just Group P.L.C.	710,171	406,012
	KAZ Minerals P.L.C.	194,533	1,346,580
	KCOM Group P.L.C.	381,226	556,981
	Keller Group P.L.C.	65,307	521,308
	Kier Group P.L.C.	97,630	72,855
	Kin & Carta P.L.C.	109,862	138,677
	Kingfisher P.L.C.	1,175,179	3,172,849
*	Lamprell P.L.C.	317,247	211,837
	Lancashire Holdings, Ltd.	180,108	1,511,241
	Legal & General Group P.L.C.	457,957	1,452,318
*	Liberty Global P.L.C., Class A	12,962	345,697
*	Liberty Global P.L.C., Class C	31,782	827,603
	Lloyds Banking Group P.L.C.	6,332,142	4,096,159
	Lloyds Banking Group P.L.C., ADR	139,093	357,469
	London Stock Exchange Group P.L.C.	15,430	1,239,226
	Lookers P.L.C.	269,758	137,194
	Low & Bonar P.L.C.	678,552	61,798
	LSL Property Services P.L.C.	31,623	78,103
	Man Group P.L.C.	1,124,237	2,320,410
	Marks & Spencer Group P.L.C.	556,969	1,399,903
	Marshalls P.L.C.	166,424	1,284,383
	Marston's P.L.C.	755,257	980,203
	McBride P.L.C.	171,494	134,759
	McCarthy & Stone P.L.C.	264,396	447,471
	Mears Group P.L.C.	82,339	274,502
	Mediclinic International P.L.C.	215,393	898,139
	Meggitt P.L.C.	277,051	1,999,294
	Melrose Industries P.L.C.	923,207	2,083,595
	Merlin Entertainments P.L.C.	176,289	964,360
	Micro Focus International P.L.C., Sponsored ADR	32,803	684,275
	Micro Focus International P.L.C.	38,476	810,461
	Millennium & Copthorne Hotels P.L.C.	118,714	982,652
*	Mitchells & Butlers P.L.C.	240,832	888,047
	Mitie Group P.L.C.	227,234	453,909
	MJ Gleeson P.L.C.	7,755	79,116
	Mondi P.L.C.	43,037	937,595
	Moneysupermarket.com Group P.L.C.	276,883	1,239,463
	Morgan Advanced Materials P.L.C.	264,555	815,090
	Morgan Sindall Group P.L.C.	27,891	380,592
*	Mothercare P.L.C.	159,443	32,073
	N Brown Group P.L.C.	178,636	260,271
	National Express Group P.L.C.	298,089	1,518,419
	NCC Group P.L.C.	57,119	128,464
	Next P.L.C.	6,961	512,396
	Norcros P.L.C.	25,367	64,389
	Northgate P.L.C.	138,209	555,437
*	Nostrum Oil & Gas P.L.C.	8,423	4,494
	On the Beach Group P.L.C.	95,956	551,024
	OneSavings Bank P.L.C.	156,809	691,193
	Oxford Instruments P.L.C.	36,551	574,415
	Pagegroup P.L.C.	184,462	1,003,618
	Paragon Banking Group P.L.C.	335,083	1,701,601
*	Parkmead Group P.L.C. (The)	27,786	18,856
	PayPoint P.L.C.	32,296	369,859

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson P.L.C.	56,158	$594,677
	Pearson P.L.C., Sponsored ADR	2,014	21,228
#	Pendragon P.L.C.	1,196,608	185,518
	Pennon Group P.L.C.	96,547	841,508
	Persimmon P.L.C.	63,695	1,554,068
*	Petra Diamonds, Ltd.	820,864	111,403
	Petrofac, Ltd.	151,343	768,151
*	Petropavlovsk P.L.C.	2,044,277	246,849
	Pets at Home Group P.L.C.	418,995	1,058,932
	Phoenix Group Holdings P.L.C.	341,433	2,871,922
	Photo-Me International P.L.C.	237,475	287,571
	Playtech P.L.C.	227,646	1,222,033
	Polypipe Group P.L.C.	168,211	835,698
	Porvair P.L.C.	5,901	42,064
*	Premier Foods P.L.C.	1,639,719	672,119
#*	Premier Oil P.L.C.	866,867	882,290
	Provident Financial P.L.C.	41,505	218,628
	Prudential P.L.C., ADR	2,030	84,245
	Prudential P.L.C.	55,436	1,140,553
	PZ Cussons P.L.C.	170,111	452,429
	QinetiQ Group P.L.C.	238,747	838,419
	Quilter P.L.C.	441,657	773,489
	Rank Group P.L.C.	120,029	221,628
	Rathbone Brothers P.L.C.	24,442	654,911
*	Raven Property Group, Ltd.	39,788	18,987
*	REA Holdings P.L.C.	1,822	2,473
	Reach P.L.C.	725,193	748,171
	Reckitt Benckiser Group P.L.C.	6,876	531,537
	Redrow P.L.C.	175,504	1,194,291
#	RELX P.L.C., Sponsored ADR	35,523	842,961
	RELX P.L.C.	1,141	27,102
	Renewi P.L.C.	854,238	302,231
	Renishaw P.L.C.	17,997	837,831
*	Renold P.L.C.	12,120	3,671
	Rentokil Initial P.L.C.	384,917	2,033,672
	Restaurant Group P.L.C. (The)	446,586	825,735
#	Rhi Magnesita NV	7,622	422,589
	Ricardo P.L.C.	28,030	239,424
	Rightmove P.L.C.	289,082	1,848,915
	Rio Tinto P.L.C.	5,471	308,955
	Rio Tinto P.L.C., Sponsored ADR	62,149	3,547,465
	RM P.L.C.	21,947	63,310
	Robert Walters P.L.C.	33,331	215,884
*	Rockhopper Exploration P.L.C.	153,117	38,439
	Rolls-Royce Holdings P.L.C.	125,627	1,313,096
	Rotork P.L.C.	437,306	1,632,861
	Royal Bank of Scotland Group P.L.C.	257,077	677,281
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	47,700	256,626
	Royal Dutch Shell P.L.C., Class A	67,483	2,125,421
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	10,173,954
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	102,022	6,475,336
	Royal Dutch Shell P.L.C., Class B	6,539	206,534
	Royal Mail P.L.C.	585,828	1,496,101
	RPS Group P.L.C.	170,296	259,467
	RSA Insurance Group P.L.C.	92,395	628,414
	Saga P.L.C.	961,436	520,077
	Sage Group P.L.C. (The)	118,808	1,036,053
	Savills P.L.C.	123,010	1,419,796
	Schroders P.L.C.	7,121	256,881

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Schroders P.L.C.	4,379	$131,971
	SDL P.L.C.	39,817	229,470
	Secure Trust Bank P.L.C.	460	7,408
	Senior P.L.C.	341,631	831,855
*	Serica Energy P.L.C.	22,061	29,498
	Severfield P.L.C.	75,262	61,191
	Severn Trent P.L.C.	17,651	431,653
	SIG P.L.C.	577,587	923,327
	Smith & Nephew P.L.C., Sponsored ADR	19,835	901,302
	Smith & Nephew P.L.C.	40,935	926,720
	Smiths Group P.L.C.	49,850	991,406
	Soco International P.L.C.	272,956	204,256
	Softcat P.L.C.	63,609	738,453
	Spectris P.L.C.	47,764	1,471,275
	Speedy Hire P.L.C.	258,982	163,773
	Spirax-Sarco Engineering P.L.C.	21,792	2,376,271
	Spire Healthcare Group P.L.C.	344,920	473,782
	Spirent Communications P.L.C.	321,554	618,499
*	Sportech P.L.C.	45,735	18,750
*	Sports Direct International P.L.C.	175,158	482,421
	SSE P.L.C.	89,650	1,195,185
	SSP Group P.L.C.	228,419	1,953,828
	St James's Place P.L.C.	41,550	495,809
	St. Modwen Properties P.L.C.	263,333	1,338,214
	Stagecoach Group P.L.C.	427,352	679,390
	Standard Chartered P.L.C.	259,964	2,139,425
	Standard Life Aberdeen P.L.C.	367,550	1,333,120
	SThree P.L.C.	78,123	268,028
	Stobart Group, Ltd.	158,403	220,830
	Stock Spirits Group P.L.C.	84,661	235,581
	Superdry P.L.C.	43,269	226,624
	Synthomer P.L.C.	245,430	903,264
#	TalkTalk Telecom Group P.L.C.	176,147	225,109
	Tate & Lyle P.L.C.	183,845	1,683,756
	Taylor Wimpey P.L.C.	1,003,336	1,965,871
	Ted Baker P.L.C.	26,392	293,032
	Telecom Plus P.L.C.	45,647	738,295
	Telford Homes P.L.C.	15,205	64,295
	Tesco P.L.C.	428,744	1,161,341
#*	Thomas Cook Group P.L.C.	850,887	57,212
	Topps Tiles P.L.C.	105,193	88,128
	TP ICAP P.L.C.	544,486	2,073,548
	Travis Perkins P.L.C.	285,927	4,733,562
	Tribal Group P.L.C.	7,500	6,727
	Trifast P.L.C.	47,627	112,216
	TT Electronics P.L.C.	96,327	257,255
	TUI AG	44,549	442,349
	Tullow Oil P.L.C.	1,103,882	2,586,520
	Tyman P.L.C.	4,336	11,482
	U & I Group P.L.C.	131,215	227,944
	UDG Healthcare P.L.C.	7,849	75,994
	Ultra Electronics Holdings P.L.C.	63,422	1,503,770
	United Utilities Group P.L.C.	36,035	344,404
	Urban & Civic P.L.C.	42,797	159,301
*	Vectura Group P.L.C.	618,295	599,804
	Vertu Motors P.L.C.	99,829	44,013
	Vesuvius P.L.C.	116,628	710,719
	Victrex P.L.C.	43,643	1,079,203
	Vitec Group P.L.C. (The)	12,644	174,010

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vodafone Group P.L.C.	1,755,059	$3,194,176
	Vodafone Group P.L.C., Sponsored ADR	142,624	2,584,350
*	Volex P.L.C.	2,165	2,428
	Weir Group P.L.C (The)	8,516	153,959
	WH Smith P.L.C.	56,421	1,451,131
	Whitbread P.L.C.	15,605	857,236
	William Hill P.L.C.	481,604	890,503
	Wincanton P.L.C.	34,495	98,674
*	Wizz Air Holdings P.L.C.	3,856	165,043
	Wm Morrison Supermarkets P.L.C.	1,171,109	2,765,382
	WPP P.L.C., Sponsored ADR	10,832	637,788
	WPP P.L.C.	214,384	2,525,496
	Xaar P.L.C.	40,786	43,957
	XP Power, Ltd.	5,035	124,493
TOTAL UNITED KINGDOM			363,169,771
TOTAL COMMON STOCKS			2,422,034,294
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	8,532	506,556
	Biotest AG	11,540	280,120
	Draegerwerk AG & Co. KGaA	7,450	404,265
	Fuchs Petrolub SE	27,770	1,064,113
	Henkel AG & Co. KGaA	2,922	301,302
	Jungheinrich AG	31,493	700,336
	Porsche Automobil Holding SE	53,500	3,506,717
	Sartorius AG	6,448	1,304,304
	Schaeffler AG	2,972	21,914
	Sixt SE	11,719	777,283
	STO SE & Co. KGaA	1,570	160,780
	Villeroy & Boch AG	8,449	124,998
	Volkswagen AG	32,365	5,378,178
TOTAL GERMANY			14,530,866
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	1,270	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	212,979	48,362
*	Pan American Silver Corp. Rights 02/22/29	122,913	27,910
*	Tervita Corp. Warrants 07/19/20	2,554	19
TOTAL CANADA			76,291
JAPAN — (0.0%)
#*	AD Works Co., Ltd. Rights 08/23/2019	140,000	1,287
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	9,748	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	926,727	0

International Vector Equity Portfolio
CONTINUED
	Shares	Value»

SWEDEN — (0.0%)
#* Anoto Group AB Warrants 04/30/21	4,010	$187
TOTAL RIGHTS/WARRANTS		77,765
TOTAL INVESTMENT SECURITIES		2,436,642,925

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	DFA Short Term Investment Fund	9,870,041	114,206,244
TOTAL INVESTMENTS — (100.0%)
(Cost $2,425,944,303)^^			$2,550,849,169
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$950,091	$163,970,617	—	$164,920,708
Austria	—	16,291,139	—	16,291,139
Belgium	649,099	31,127,997	—	31,777,096
Canada	237,561,046	329,380	—	237,890,426
China	—	184,555	—	184,555
Denmark	—	43,758,684	—	43,758,684
Finland	610,683	44,788,594	—	45,399,277
France	495,790	175,503,626	—	175,999,416
Germany	4,120,219	157,714,926	—	161,835,145
Hong Kong	289,238	69,685,392	—	69,974,630
Ireland	2,622,229	13,187,511	—	15,809,740
Israel	999,686	20,515,578	—	21,515,264
Italy	948,866	74,533,612	—	75,482,478
Japan	10,042,199	572,084,283	—	582,126,482
Netherlands	6,896,493	62,770,217	—	69,666,710
New Zealand	8,240	12,772,498	—	12,780,738
Norway	189,604	23,006,180	—	23,195,784
Portugal	—	8,443,541	—	8,443,541
Singapore	4,111	26,618,199	—	26,622,310
Spain	1,561,501	45,030,822	—	46,592,323
Sweden	282,635	64,608,562	—	64,891,197
Switzerland	12,420,092	151,286,788	—	163,706,880
United Kingdom	56,617,716	306,552,055	—	363,169,771
Preferred Stocks
Germany	—	14,530,866	—	14,530,866
Rights/Warrants
Canada	—	76,291	—	76,291
Japan	—	1,287	—	1,287
Sweden	—	187	—	187
Securities Lending Collateral	—	114,206,244	—	114,206,244
TOTAL	$337,269,538	$2,213,579,631	—	$2,550,849,169

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$173,384,698
Investment in Dimensional Emerging Markets Value Fund		72,058,741
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,435,097	25,401,220
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $268,931,440)^^		$270,844,659
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$270,844,659	—	—	$270,844,659
TOTAL	$270,844,659	—	—	$270,844,659

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.7%)
AUSTRALIA — (5.5%)
	A2B Australia, Ltd.	25,878	$31,732
	Accent Group, Ltd.	81,685	84,318
	Adelaide Brighton, Ltd.	73,673	177,698
	Ainsworth Game Technology, Ltd.	27,497	13,228
*	Alkane Resources, Ltd.	46,527	12,208
	Alliance Aviation Services, Ltd.	13,183	25,702
	AMP, Ltd.	535,197	651,011
	Ansell, Ltd.	33,234	632,239
	Apollo Tourism & Leisure, Ltd.	10,266	2,971
	ARQ Group, Ltd.	21,121	10,026
	AUB Group, Ltd.	5,015	40,752
*	Aurelia Metals, Ltd.	75,876	26,187
	Ausdrill, Ltd.	195,781	262,342
	Austal, Ltd.	102,435	282,954
*	Austin Engineering, Ltd.	60,306	7,405
*	Australian Agricultural Co., Ltd.	100,941	68,421
	Australian Pharmaceutical Industries, Ltd.	118,673	116,743
	Australian Vintage, Ltd.	55,331	18,336
	Auswide Bank, Ltd.	2,707	10,207
	Automotive Holdings Group, Ltd.	59,199	125,569
	AVJennings, Ltd.	21,750	8,828
	Bank of Queensland, Ltd.	119,830	763,277
	Bapcor, Ltd.	29,731	126,793
*	Base Resources, Ltd.	147,181	27,091
	Beach Energy, Ltd.	443,972	639,983
	Bega Cheese, Ltd.	27,296	82,294
	Bell Financial Group, Ltd.	35,130	23,706
	Bendigo & Adelaide Bank, Ltd.	140,935	1,103,235
	Bingo Industries, Ltd.	102,500	167,896
	BlueScope Steel, Ltd.	117,966	1,041,184
	Boral, Ltd.	337,513	1,182,852
	Brickworks, Ltd.	22,609	257,883
	BWX, Ltd.	11,988	18,075
	Caltex Australia, Ltd.	52,110	958,462
*	Cardno, Ltd.	77,867	48,798
*	Cash Converters International, Ltd.	185,464	16,512
	Cedar Woods Properties, Ltd.	17,928	78,546
	Challenger, Ltd.	83,886	404,113
*	Clean TeQ Holdings, Ltd.	24,815	7,078
	Cleanaway Waste Management, Ltd.	428,442	705,491
	ClearView Wealth, Ltd.	3,322	1,523
	CML Group, Ltd.	18,068	5,734
	Collins Foods, Ltd.	25,636	151,731
*	Cooper Energy, Ltd.	438,871	174,953
	CSR, Ltd.	102,646	280,651
	Decmil Group, Ltd.	50,244	31,168
	Domain Holdings Australia, Ltd.	65,663	135,053
	Downer EDI, Ltd.	31,168	153,128
	DWS, Ltd.	9,297	7,656
	Eclipx Group, Ltd.	61,114	60,447
	Elders, Ltd.	25,260	126,880
*	Energy World Corp., Ltd.	217,995	14,460
	EQT Holdings, Ltd.	4,528	93,002
	Estia Health, Ltd.	63,584	117,126
	EVENT Hospitality and Entertainment, Ltd.	17,248	146,528

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Evolution Mining, Ltd.	260,244	$883,262
	Experience Co., Ltd.	7,899	1,270
	Finbar Group, Ltd.	16,583	9,961
*	Fleetwood Corp., Ltd.	20,567	24,427
	Freedom Foods Group, Ltd.	10,641	34,545
	G8 Education, Ltd.	106,349	210,229
	GBST Holdings, Ltd.	7,067	18,770
	Genworth Mortgage Insurance Australia, Ltd.	81,691	188,954
	GrainCorp, Ltd., Class A	50,444	295,552
*	Greenland Minerals, Ltd.	178,631	18,071
	GTN, Ltd.	8,175	5,370
	GWA Group, Ltd.	55,053	134,608
	Harvey Norman Holdings, Ltd.	168,798	505,503
	Healius, Ltd.	129,863	260,330
	Helloworld Travel, Ltd.	1,461	4,770
*	Horizon Oil, Ltd.	289,312	23,425
	HT&E, Ltd.	73,859	88,135
	Huon Aquaculture Group, Ltd.	5,513	17,606
	Imdex, Ltd.	51,718	47,157
	Incitec Pivot, Ltd.	464,128	1,101,949
	Independence Group NL	144,518	523,346
	IOOF Holdings, Ltd.	69,754	277,157
*	iSelect, Ltd.	45,107	19,724
	IVE Group, Ltd.	28,394	42,088
	Japara Healthcare, Ltd.	61,133	43,697
	Jupiter Mines, Ltd.	301,697	83,303
	Link Administration Holdings, Ltd.	108,144	374,545
*	Lucapa Diamond Co., Ltd.	98,965	10,655
	MACA, Ltd.	67,337	43,245
*	Macmahon Holdings, Ltd.	268,775	33,017
*	Mayne Pharma Group, Ltd.	404,418	145,476
	McPherson's, Ltd.	19,400	24,694
*	Medusa Mining, Ltd.	76,973	39,547
*	Mesoblast, Ltd.	56,302	56,323
*	Metals X, Ltd.	114,084	16,613
	Metcash, Ltd.	239,115	459,545
	Michael Hill International, Ltd.	12,726	4,340
	Michael Hill International, Ltd.	35,939	12,536
	Mineral Resources, Ltd.	41,852	454,854
*	MMA Offshore, Ltd.	199,841	30,072
	Monash IVF Group, Ltd.	49,109	51,085
	Money3 Corp., Ltd.	39,184	57,295
	Mortgage Choice, Ltd.	16,038	12,633
*	Myer Holdings, Ltd.	241,875	88,970
	MyState, Ltd.	18,444	58,316
	Navigator Global Investments, Ltd.	25,565	60,275
	New Hope Corp., Ltd.	67,158	114,731
	Nine Entertainment Co. Holdings, Ltd.	366,679	503,408
	NRW Holdings, Ltd.	98,107	162,651
	Nufarm, Ltd.	69,779	231,767
	oOh!media, Ltd.	7,373	22,431
*	Orocobre, Ltd.	32,253	61,804
	Orora, Ltd.	225,011	519,938
	OZ Minerals, Ltd.	92,577	642,078
	Pacific Current Group, Ltd.	11,396	43,369
	Pacific Energy, Ltd.	47,860	31,863
	Paragon Care, Ltd.	72,738	24,796
	Peet, Ltd.	63,144	51,084
	Perpetual, Ltd.	12,212	328,538

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Perseus Mining, Ltd.	282,700	$131,479
	Pioneer Credit, Ltd.	6,528	10,612
	Premier Investments, Ltd.	24,711	265,857
	QMS Media, Ltd.	70,068	45,438
	Qube Holdings, Ltd.	258,317	556,127
*	Ramelius Resources, Ltd.	97,936	66,868
*	Red 5, Ltd.	100,000	15,957
	Reliance Worldwide Corp., Ltd.	148,974	373,304
	Resolute Mining, Ltd.	238,532	289,538
	Ridley Corp., Ltd.	58,051	43,986
	Ruralco Holdings, Ltd.	9,807	28,479
	RXP Services, Ltd.	37,395	12,296
	Sandfire Resources NL	46,323	211,353
	SeaLink Travel Group, Ltd.	4,033	10,315
	Select Harvests, Ltd.	25,902	131,697
*	Senex Energy, Ltd.	349,156	74,374
	Servcorp, Ltd.	9,721	26,840
*	Seven West Media, Ltd.	174,143	51,510
	SG Fleet Group, Ltd.	7,980	16,021
	Sigma Healthcare, Ltd.	198,428	80,729
*	Silver Lake Resources, Ltd.	219,062	193,244
	Sims Metal Management, Ltd.	38,162	282,511
	Southern Cross Electrical Engineering, Ltd.	14,718	5,346
	Southern Cross Media Group, Ltd.	207,514	189,393
	SpeedCast International, Ltd.	40,831	52,283
	SRG Global, Ltd.	67,640	23,886
	St Barbara, Ltd.	95,681	239,790
	Star Entertainment Grp, Ltd. (The)	237,983	671,694
	Steadfast Group, Ltd.	214,662	556,759
*	Sundance Energy Australia, Ltd.	142,236	17,825
	Sunland Group, Ltd.	37,093	43,518
	Super Retail Group, Ltd.	38,739	237,807
*	Superloop, Ltd.	41,073	27,367
	Tassal Group, Ltd.	49,675	174,835
*	Thorn Group, Ltd.	69,260	12,306
	TPG Telecom, Ltd.	58,659	279,143
	Villa World, Ltd.	32,350	51,790
*	Village Roadshow, Ltd.	23,962	43,355
*	Virgin Australia Holdings, Ltd.	220,246	24,880
	Virtus Health, Ltd.	19,783	69,068
	Vita Group, Ltd.	26,786	22,438
*	Vocus Group, Ltd.	179,980	396,108
	Webster, Ltd.	12,558	11,784
	Western Areas, Ltd.	76,028	112,844
*	Westgold Resources, Ltd.	68,079	89,638
	Whitehaven Coal, Ltd.	205,118	514,065
	WorleyParsons, Ltd.	92,765	1,016,478
	WPP AUNZ, Ltd.	65,277	28,892
TOTAL AUSTRALIA			29,229,716
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	3,056	58,451
	Austria Technologie & Systemtechnik AG	7,093	113,989
	EVN AG	10,956	173,857
	POLYTEC Holding AG	3,462	33,643
	Porr AG	1,672	36,470
	Raiffeisen Bank International AG	43,878	1,029,009
*	Semperit AG Holding	1,049	14,644
	Strabag SE	3,802	122,005

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	UBM Development AG	988	$43,838
	UNIQA Insurance Group AG	34,746	311,327
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,578	296,730
	Voestalpine AG	14,603	385,510
	Wienerberger AG	21,092	482,124
*	Zumtobel Group AG	5,473	45,764
TOTAL AUSTRIA			3,147,361
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	4,768	694,520
	Ageas	35,582	1,910,271
*	AGFA-Gevaert NV	23,734	95,589
	Atenor	713	57,145
	Banque Nationale de Belgique	33	85,015
	Bekaert SA	7,742	218,011
	bpost SA	14,272	132,704
	Cie d'Entreprises CFE	1,496	131,468
	Deceuninck NV	15,841	35,357
	D'ieteren SA	5,127	240,116
	Euronav NV	42,244	355,550
	EVS Broadcast Equipment SA	1,337	31,778
*	Exmar NV	8,225	54,200
	Gimv NV	1,911	112,169
	Immobel SA	230	15,668
	Jensen-Group NV	937	35,721
	Ontex Group NV	16,190	266,730
	Orange Belgium SA	5,327	121,531
	Picanol	480	34,532
	Proximus SADP	21,727	619,477
	Recticel SA	10,448	84,201
	Resilux	100	15,794
	Sioen Industries NV	2,120	58,462
	Sipef NV	1,474	66,802
	Solvay SA	5,781	591,945
	TER Beke SA	132	16,885
*	Tessenderlo Group SA	5,297	165,822
	Van de Velde NV	598	17,131
*	Viohalco SA	1,948	8,969
TOTAL BELGIUM			6,273,563
BRAZIL — (2.1%)
	Aliansce Shopping Centers SA	36,078	266,495
	Alliar Medicos A Frente SA	8,300	32,166
	Anima Holding SA	6,600	37,217
*	Brasil Brokers Participacoes SA	6,900	11,517
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,900	38,922
*	BRF SA	16,700	146,201
	Camil Alimentos S.A.	16,100	31,176
	CCR SA	236,325	925,769
	Cia de Locacao das Americas	13,820	181,063
	Cia Hering	27,200	228,071
	Cia Siderurgica Nacional SA	149,600	647,972
	Cielo SA	12,400	23,524
	Construtora Tenda SA	33,442	222,050
	Cosan SA	44,594	594,532
	CSU Cardsystem SA	11,000	18,533
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	73,400	469,286
	Direcional Engenharia SA	32,100	105,897

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Duratex SA	93,795	$308,935
	Embraer SA	87,289	441,666
	Embraer SA, Sponsored ADR	17,660	356,732
*	Even Construtora e Incorporadora SA	55,700	143,032
	Ez Tec Empreendimentos e Participacoes SA	22,550	194,104
	Fras-Le SA	7,200	8,962
*	Gafisa SA	11,207	18,940
	Gerdau SA	8,500	26,349
	Grendene SA	63,700	126,854
	Guararapes Confeccoes SA	14,400	73,540
*	Helbor Empreendimentos SA	28,600	16,637
	Hypera SA	21,112	166,955
	Industrias Romi SA	4,100	15,771
	International Meal Co. Alimentacao SA, Class A	38,953	96,659
	Iochpe-Maxion SA	29,526	168,892
	JHSF Participacoes SA	34,300	34,333
	Kepler Weber SA	7,900	42,746
	Klabin SA	32,800	137,857
	Kroton Educacional SA	345,807	1,138,086
	M Dias Branco SA	4,500	46,140
	Mahle-Metal Leve SA	9,500	61,311
	Marcopolo SA	31,900	29,256
*	Marisa Lojas SA	7,100	15,739
*	Mills Estruturas e Servicos de Engenharia SA	27,900	50,809
	Movida Participacoes SA	26,669	104,332
	MRV Engenharia e Participacoes SA	80,100	425,650
*	Paranapanema SA	3,147	18,958
	Petrobras Distribuidora S.A.	14,300	99,671
	Porto Seguro SA	28,084	383,397
	Portobello SA	25,600	27,369
	Qualicorp Consultoria e Corretora de Seguros SA	42,100	245,120
	Restoque Comercio e Confeccoes de Roupas SA	3,837	20,713
	Santos Brasil Participacoes SA	72,800	100,720
	Sao Martinho SA	36,952	195,684
	Ser Educacional SA	19,293	133,158
	SLC Agricola SA	31,800	150,320
	Sul America SA	76,686	844,353
	T4F Entretenimento SA	9,300	13,866
	Tupy SA	18,296	92,095
	Ultrapar Participacoes SA	4,200	21,890
	Unipar Carbocloro SA	2,916	25,696
	Usinas Siderurgicas de Minas Gerais SA	24,000	62,950
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	18,559	73,967
*	Vulcabras Azaleia SA	17,600	32,743
	YDUQS Part	47,900	430,508
TOTAL BRAZIL			11,203,856
CANADA — (7.2%)
*	5N Plus, Inc.	8,500	14,298
	Acadian Timber Corp.	3,300	42,056
*	Advantage Oil & Gas, Ltd.	43,500	62,294
	Aecon Group, Inc.	19,709	303,445
	AGF Management, Ltd., Class B	22,400	86,898
*	Aimia, Inc.	9,219	26,124
*	Air Canada	10,207	351,190
	AirBoss of America Corp.	3,100	20,411
	AKITA Drilling, Ltd., Class A	4,455	8,372
*	Alacer Gold Corp.	107,323	426,918

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Alamos Gold, Inc., Class A	116,695	$765,706
	Alamos Gold, Inc., Class A	1,380	9,039
	Alaris Royalty Corp.	11,300	173,807
	Algoma Central Corp.	2,700	26,206
	AltaGas, Ltd.	60,573	927,550
*	Americas Silver Corp.	8,600	23,458
*	Amerigo Resources, Ltd.	45,000	24,208
	ARC Resources, Ltd.	101,495	519,087
*	Argonaut Gold, Inc.	60,607	106,078
*	Asanko Gold, Inc.	46,170	36,032
*	Athabasca Oil Corp.	106,602	57,348
	AutoCanada, Inc.	6,478	44,371
*	B2Gold Corp.	190,000	606,077
*	Baytex Energy Corp.	170,537	259,721
	Birchcliff Energy, Ltd.	79,334	158,091
*	Black Diamond Group, Ltd.	9,300	13,036
*	BNK Petroleum, Inc.	31,000	5,402
	Bonavista Energy Corp.	96,043	39,296
	Bonterra Energy Corp.	6,394	24,659
	Caledonia Mining Corp. P.L.C.	1,100	6,626
*	Calfrac Well Services, Ltd.	22,700	30,615
	Cameco Corp.	71,365	655,360
	Canaccord Genuity Group, Inc.	33,849	141,572
	Canadian Western Bank	27,024	631,270
*	Canfor Corp.	13,400	96,657
	Canfor Pulp Products, Inc.	8,800	61,543
	CanWel Building Materials Group, Ltd.	15,457	53,873
*	Capstone Mining Corp.	118,700	49,466
	Cardinal Energy, Ltd.	28,829	54,390
	Cascades, Inc.	27,037	247,672
*	Celestica, Inc.	10,037	71,162
*	Celestica, Inc.	14,941	106,301
*	Centerra Gold, Inc.	73,446	586,544
	Cervus Equipment Corp.	2,400	20,167
	CES Energy Solutions Corp.	77,075	110,958
	Chesswood Group, Ltd.	2,600	19,424
*	China Gold International Resources Corp., Ltd.	61,049	69,384
	Cogeco, Inc.	1,500	106,834
*	Copper Mountain Mining Corp.	45,910	27,481
	Corus Entertainment, Inc., Class B	39,579	152,042
	Cott Corp.	36,100	461,986
	Crescent Point Energy Corp.	108,306	359,433
*	Delphi Energy Corp.	52,500	5,569
*	Detour Gold Corp.	56,000	855,402
#*	DHX Media, Ltd.	30,600	43,588
	Dorel Industries, Inc., Class B	8,800	62,209
	DREAM Unlimited Corp., Class A	21,400	135,716
*	Dundee Precious Metals, Inc.	51,500	174,034
	Dynacor Gold Mines, Inc.	5,700	7,817
	Echelon Financial Holdings, Inc.	2,200	10,377
	ECN Capital Corp.	95,597	342,608
	E-L Financial Corp., Ltd.	300	170,480
*	Eldorado Gold Corp.	56,842	435,858
	Element Fleet Management Corp.	116,683	887,632
	Encana Corp.	39,600	180,972
	Enerflex, Ltd.	26,929	338,908
	Enerplus Corp.	62,163	412,128
	Ensign Energy Services, Inc.	38,662	121,569
	Equitable Group, Inc.	2,653	185,336

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Exchange Income Corp.	1,500	$42,302
	Exco Technologies, Ltd.	10,100	63,823
*	EXFO, Inc.	7,100	27,597
	Finning International, Inc.	777	13,435
	First Quantum Minerals, Ltd.	124,350	1,145,701
*	Fortuna Silver Mines, Inc.	40,777	153,555
	Frontera Energy Corp.	8,265	83,790
*	GDI Integrated Facility Services, Inc.	2,700	58,693
*	Gear Energy, Ltd.	28,000	10,396
	Genworth MI Canada, Inc.	14,971	552,536
	GMP Capital, Inc.	22,300	45,958
*	GoldMoney, Inc.	8,400	14,225
*	Gran Tierra Energy, Inc.	122,760	199,050
*	Great Panther Mining, Ltd.	10,253	8,312
#*	Guyana Goldfields, Inc.	34,600	29,362
*	Heroux-Devtek, Inc.	7,600	109,411
	High Arctic Energy Services, Inc.	10,100	24,412
	High Liner Foods, Inc.	6,800	55,027
*	Home Capital Group, Inc.	27,833	500,859
	Horizon North Logistics, Inc.	55,600	70,774
	Hudbay Minerals, Inc.	73,353	356,261
	Hudson's Bay Co.	27,300	203,126
*	IA Financial Crop., Inc.	12,581	504,841
*	IAMGOLD Corp.	157,772	573,803
*	Indigo Books & Music, Inc.	4,200	25,697
*	Interfor Corp.	15,644	141,884
*	Intertain Group, Ltd. (The)	3,800	31,470
*	Kelt Exploration, Ltd.	39,890	126,338
*	Kinross Gold Corp.	413,553	1,673,263
	KP Tissue, Inc.	3,200	19,785
	Laurentian Bank of Canada	17,468	601,017
*	Leagold Mining Corp.	11,400	17,880
	Leon's Furniture, Ltd.	8,700	101,515
	Linamar Corp.	15,526	525,847
	Lundin Mining Corp.	216,814	1,049,736
	Magellan Aerospace Corp.	4,179	51,770
*	Major Drilling Group International, Inc.	27,700	92,557
	Martinrea International, Inc.	32,137	263,222
	Mediagrif Interactive Technologies, Inc.	2,900	14,041
*	MEG Energy Corp.	55,409	233,005
	Melcor Developments, Ltd.	4,500	45,348
	Mountain Province Diamonds, Inc.	12,200	10,723
	Mullen Group, Ltd.	30,938	236,524
*	New Gold, Inc.	163,375	217,866
*	NuVista Energy, Ltd.	38,400	79,139
*	Obsidian Energy, Ltd.	16,138	17,607
	OceanaGold Corp.	185,719	503,769
	Onex Corp.	15,014	907,006
	Osisko Gold Royalties, Ltd.	33,053	389,934
#*	Painted Pony Energy, Ltd.	17,827	12,562
	Pan American Silver Corp.	59,006	898,643
#*	Paramount Resources, Ltd., Class A	16,672	100,298
*	Parex Resources, Inc.	30,636	523,676
	Park Lawn Corp.	6,223	130,090
*	Pengrowth Energy Corp.	99,442	32,776
	Peyto Exploration & Development Corp.	64,397	195,172
*	PHX Energy Services Corp.	11,400	21,940
	Pizza Pizza Royalty Corp.	7,500	54,781
	Polaris Infrastructure, Inc.	6,400	66,774

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp.	87,600	$150,668
*	Premier Gold Mines, Ltd.	58,383	98,204
*	Pretium Resources, Inc.	62,863	681,595
	Quarterhill, Inc.	34,899	43,102
*	Real Matters, Inc.	3,700	24,110
	Reitmans Canada, Ltd., Class A	10,700	22,295
	Rocky Mountain Dealerships, Inc.	5,900	32,142
	Rogers Sugar, Inc.	21,100	90,168
*	Roxgold, Inc.	94,700	77,494
	Russel Metals, Inc.	19,698	312,380
*	Sandstorm Gold, Ltd.	54,099	332,841
	Secure Energy Services, Inc.	53,710	285,683
*	SEMAFO, Inc.	98,782	395,936
*	Seven Generations Energy, Ltd., Class A	86,316	479,388
	ShawCor, Ltd.	19,761	258,729
*	Sierra Wireless, Inc.	12,362	145,838
*	SSR Mining, Inc.	28,816	445,180
*	Storm Resources, Ltd.	23,000	30,497
*	Street Capital Group, Inc.	9,000	4,569
	Stuart Olson, Inc.	4,700	12,393
	Superior Plus Corp.	30,934	308,918
	Supremex, Inc.	3,300	6,251
	Surge Energy, Inc.	100,296	95,752
*	Tamarack Valley Energy, Ltd.	61,000	99,833
*	Taseko Mines, Ltd.	51,903	23,989
*	Teranga Gold Corp.	31,550	122,633
	Tidewater Midstream and Infrastructure, Ltd.	94,505	91,655
	Timbercreek Financial Corp.	23,032	169,101
*	TMAC Resources, Inc.	9,000	40,711
	TORC Oil & Gas, Ltd.	41,245	128,441
*	Torex Gold Resources, Inc.	25,751	331,692
	Total Energy Services, Inc.	13,332	70,307
	Tourmaline Oil Corp.	83,893	1,106,030
	TransAlta Corp.	87,410	535,799
	Transcontinental, Inc., Class A	19,296	221,938
	TransGlobe Energy Corp.	24,100	37,434
*	Trican Well Service, Ltd.	83,475	61,351
*	Trisura Group, Ltd.	1,400	31,399
*	Turquoise Hill Resources, Ltd.	83,100	47,223
	Uni-Select, Inc.	12,250	111,381
	Vermilion Energy, Inc.	29,347	525,880
	VersaBank	3,835	20,486
	Wajax Corp.	6,900	79,467
	West Fraser Timber Co., Ltd.	15,631	611,004
	Western Forest Products, Inc.	121,355	130,568
	Whitecap Resources, Inc.	120,855	388,260
	Yamana Gold, Inc.	321,295	949,425
*	Yangarra Resources, Ltd.	16,000	23,397
TOTAL CANADA			38,206,582
CHILE — (0.2%)
	CAP SA	15,899	163,049
	Cia Pesquera Camanchaca SA	88,923	8,173
*	Cia Sud Americana de Vapores SA	3,372,880	113,545
*	Empresa Nacional de Telecomunicaciones SA	14,904	136,546
	Empresas Hites SA	12,280	8,460
*	Empresas La Polar SA	604,208	23,593
	Grupo Security SA	236,229	88,299
	Itau CorpBanca	18,222,290	141,323

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Itau CorpBanca	900	$10,692
*	Masisa SA	372,415	22,403
	Ripley Corp. SA	173,654	128,141
	Salfacorp SA	78,027	85,562
	Sigdo Koppers SA	38,449	67,175
	SMU SA	144,833	37,131
	Sociedad Matriz SAAM SA	862,403	78,399
	Socovesa SA	37,323	18,303
TOTAL CHILE			1,130,794
CHINA — (6.2%)
*	21Vianet Group, Inc., ADR	12,329	90,741
	Agile Group Holdings, Ltd.	354,000	454,983
	AMVIG Holdings, Ltd.	64,000	15,074
	Angang Steel Co., Ltd., Class H	330,200	125,247
	Anton Oilfield Services Group	432,000	49,597
	APT Satellite Holdings, Ltd.	47,000	18,316
	Asia Cement China Holdings Corp.	100,500	138,207
	AVIC International Holding HK, Ltd.	846,000	19,961
#	AVIC International Holdings, Ltd., Class H	88,000	54,357
	AviChina Industry & Technology Co., Ltd., Class H	342,000	183,570
	BAIC Motor Corp., Ltd., Class H	398,000	251,449
	Bank of Chongqing Co., Ltd., Class H	124,500	72,694
	Bank of Tianjin Co., Ltd., Class H	63,000	30,522
	Bank of Zhengzhou Co., Ltd., Class H	28,000	9,937
*	Baoye Group Co., Ltd., Class H	46,000	28,854
	BBMG Corp., Class H	521,000	151,586
	Beijing Capital International Airport Co., Ltd., Class H	224,000	176,491
#	Beijing Capital Land, Ltd., Class H	276,000	101,312
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	39,071
	Beijing Enterprises Holdings, Ltd.	115,500	563,895
#*	Beijing Enterprises Medical & Health Group, Ltd.	972,000	30,268
	Beijing North Star Co., Ltd.	176,000	65,978
*	Beijing Properties Holdings, Ltd.	452,000	12,340
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	24,297
	Best Pacific International Holdings, Ltd.	46,000	15,421
	Binhai Investment Co., Ltd.	52,000	8,691
*	Bitauto Holdings, Ltd., ADR	6,420	73,252
	Brilliance China Automotive Holdings, Ltd.	568,000	619,013
*	Brilliant Circle Holdings International, Ltd.	80,000	7,894
	BYD Electronic International Co., Ltd.	138,500	216,297
#*	C.banner International Holdings, Ltd.	294,000	12,756
	Cabbeen Fashion, Ltd.	48,000	10,909
*	Capital Environment Holdings, Ltd.	1,066,000	28,122
*	CAR, Inc.	162,000	115,583
	Carrianna Group Holdings Co., Ltd.	118,000	12,618
	Central China Real Estate, Ltd.	207,000	96,850
*	CGN Meiya Power Holdings Co., Ltd.	292,000	37,436
	Chaowei Power Holdings, Ltd.	164,000	61,513
*	Cheetah Mobile, Inc., ADR	10,429	33,999
*	Chiho Environmental Group, Ltd.	94,000	10,995
	China Aerospace International Holdings, Ltd.	212,000	12,655
	China Agri-Industries Holdings, Ltd.	513,000	156,156
#*	China Beidahuang Industry Group Holdings, Ltd.	344,000	8,691
	China Cinda Asset Management Co., Ltd., Class H	1,968,000	429,318
	China Coal Energy Co., Ltd., Class H	460,000	178,230
	China Communications Services Corp., Ltd., Class H	32,000	22,279
	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	23,475

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Dili Group	34,800	$10,235
#*	China Dynamics Holdings, Ltd.	520,000	6,501
*	China Eastern Airlines Corp., Ltd., Class H	164,000	90,107
	China Electronics Huada Technology Co., Ltd.	240,000	21,672
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	48,348
	China Energy Engineering Corp., Ltd., Class H	1,348,000	140,829
	China Everbright Greentech Ltd.	97,000	61,158
	China Everbright Water, Ltd.	62,444	15,596
	China Fiber Optic Network System Group, Ltd.	344,000	4,614
	China Financial Services Holdings, Ltd.	244,000	14,470
	China Flavors & Fragrances Co., Ltd.	52,000	10,956
	China Foods, Ltd.	30,000	12,823
	China Galaxy Securities Co., Ltd., Class H	235,000	125,429
*	China Glass Holdings, Ltd.	94,000	5,598
	China Hanking Holdings, Ltd.	103,000	15,242
#	China Harmony New Energy Auto Holding, Ltd.	209,500	63,737
#	China High Speed Transmission Equipment Group Co., Ltd.	78,000	50,042
	China Hongqiao Group, Ltd.	250,000	183,008
*	China Huiyuan Juice Group, Ltd.	110,500	5,347
*	China Index Holdings, Ltd., ADR	8,311	23,936
	China International Marine Containers Group Co., Ltd., Class H	129,480	122,636
	China Jinmao Holdings Group, Ltd.	892,000	574,721
	China Lesso Group Holdings, Ltd.	358,000	330,771
	China Medical System Holdings, Ltd.	208,000	198,411
	China Merchants Land, Ltd.	330,000	46,960
	China Merchants Port Holdings Co., Ltd.	46,000	76,128
*	China Modern Dairy Holdings, Ltd.	438,000	69,182
	China National Building Material Co., Ltd., Class H	962,200	843,584
	China Oil & Gas Group, Ltd.	1,360,000	62,138
	China Oriental Group Co., Ltd.	232,000	102,989
	China Overseas Grand Oceans Group, Ltd.	394,500	206,472
*	China Pioneer Pharma Holdings, Ltd.	35,000	2,750
*	China Properties Group, Ltd.	101,000	13,016
	China Reinsurance Group Corp., Class H	1,279,000	224,789
	China Resources Cement Holdings, Ltd.	464,000	424,049
	China Resources Medical Holdings Co., Ltd.	181,000	130,872
*	China Rundong Auto Group, Ltd.	44,000	2,759
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	36,456
	China SCE Group Holdings, Ltd.	409,000	222,538
#*	China Shengmu Organic Milk, Ltd.	623,000	25,463
*	China Silver Group, Ltd.	182,000	17,049
	China South City Holdings, Ltd.	732,000	100,464
	China Southern Airlines Co., Ltd., Class H	60,000	38,460
	China State Construction International Holdings, Ltd.	464,000	476,635
#*	China Tianrui Group Cement Co., Ltd.	32,000	27,433
	China Traditional Chinese Medicine Holdings Co., Ltd.	444,000	202,732
	China Travel International Investment Hong Kong, Ltd.	538,000	98,895
	China Vast Industrial Urban Development Co., Ltd.	68,000	27,103
*	China Water Industry Group, Ltd.	72,000	5,027
	China XLX Fertiliser, Ltd.	112,000	33,128
*	China Yurun Food Group, Ltd.	98,000	13,919
#	China ZhengTong Auto Services Holdings, Ltd.	255,500	95,467
	China Zhongwang Holdings, Ltd.	432,000	220,003
#	Chinasoft International, Ltd.	400,000	198,870
	Chongqing Rural Commercial Bank Co., Ltd., Class H	560,000	292,720
	Chu Kong Shipping Enterprise Group Co., Ltd.	78,000	15,922
	CIFI Holdings Group Co., Ltd.	732,779	467,131
*	CIMC-TianDa Holdings Co., Ltd.	380,000	11,911
	CITIC Resources Holdings, Ltd.	702,000	49,810

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Citychamp Watch & Jewellery Group, Ltd.	322,000	$66,938
#	Clear Media, Ltd.	36,000	21,633
*	Coastal Greenland, Ltd.	292,000	5,761
	Colour Life Services Group Co., Ltd.	83,000	56,826
#*	Comba Telecom Systems Holdings, Ltd.	386,193	96,531
	Concord New Energy Group, Ltd.	1,350,000	66,093
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	104,028
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	348,000	198,192
#	Cosmo Lady China Holdings Co., Ltd.	148,000	28,284
	CP Pokphand Co., Ltd.	1,350,000	113,507
#	CPMC Holdings, Ltd.	100,000	38,115
#	CT Environmental Group, Ltd.	532,000	23,106
*	Da Ming International Holdings, Ltd.	72,000	18,171
	Dah Chong Hong Holdings, Ltd.	231,486	73,547
	Dalian Port PDA Co., Ltd., Class H	164,000	21,130
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	34,972
#*	Differ Group Holding Co., Ltd.	190,000	11,129
	Dongyue Group, Ltd.	252,000	135,674
	EVA Precision Industrial Holdings, Ltd.	164,000	14,009
	Everbright Securities Co., Ltd., Class H	13,400	10,291
*	Fang Holdings, Ltd., ADR	8,311	17,204
	Fantasia Holdings Group Co., Ltd.	432,000	70,694
	Far East Horizon, Ltd.	510,000	474,354
	Fufeng Group, Ltd.	302,000	148,183
#*	Fullshare Holdings, Ltd.	1,382,500	49,244
#	Future Land Development Holdings, Ltd.	290,000	243,641
#*	GCL New Energy Holdings, Ltd.	1,924,000	73,279
#*	GCL-Poly Energy Holdings, Ltd.	2,299,000	130,945
	Gemdale Properties & Investment Corp., Ltd.	938,000	111,798
#	Genertec Universal Medical Group Co., Ltd.	221,500	167,673
*	Glorious Property Holdings, Ltd.	64,000	2,804
#	Glory Sun Financial Group, Ltd.	1,344,000	51,448
*	Golden Meditech Holdings, Ltd.	136,000	15,753
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	9,113
	Goldlion Holdings, Ltd.	60,000	22,796
#*	GOME Retail Holdings, Ltd.	2,202,000	234,521
	Great Wall Motor Co., Ltd., Class H	595,500	403,399
	Greenland Hong Kong Holdings, Ltd.	219,000	79,884
#	Greentown China Holdings, Ltd.	201,500	151,300
	Guangdong Yueyun Transportation Co., Ltd., Class H	35,000	12,467
	Guangshen Railway Co., Ltd., Class H	366,000	119,020
	Guangzhou R&F Properties Co., Ltd., Class H	218,400	395,149
	Guolian Securities Co., Ltd., Class H	62,000	18,843
	Guorui Properties, Ltd.	215,000	38,304
*	Haichang Ocean Park Holdings, Ltd.	264,000	40,926
*	Harbin Bank Co., Ltd., Class H	258,000	52,610
#*	Harbin Electric Co., Ltd., Class H	166,000	54,579
*	Harmonicare Medical Holdings, Ltd.	118,000	30,751
*	HC Group, Inc.	104,500	26,753
	Hengdeli Holdings, Ltd.	480,000	25,725
	Hilong Holding, Ltd.	231,000	21,674
	Hisense Home Appliances Group Co., Ltd., Class H	77,000	84,463
	HKC Holdings, Ltd.	41,000	26,450
*	Honghua Group, Ltd.	573,000	45,038
	Honworld Group, Ltd.	49,000	23,597
	Hopson Development Holdings, Ltd.	168,000	173,897
*	Hua Han Health Industry Holdings, Ltd.	764,000	7,759
#	Hua Hong Semiconductor, Ltd.	86,000	177,231
	Huaneng Renewables Corp., Ltd., Class H	1,274,000	346,267

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp., Ltd., Class H	173,800	$67,517
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	20,901
	Jiangxi Copper Co., Ltd., Class H	273,000	337,865
#	Jiayuan International Group, Ltd.	210,000	90,856
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	29,399	12,265
#	Jingrui Holdings, Ltd.	113,000	36,992
*	JinkoSolar Holding Co., Ltd., ADR	7,188	140,813
	Joy City Property, Ltd.	934,000	112,608
	Ju Teng International Holdings, Ltd.	206,000	48,743
#	Jutal Offshore Oil Services, Ltd.	50,000	5,314
	Kaisa Group Holdings, Ltd.	927,000	384,471
*	Kangda International Environmental Co., Ltd.	94,000	11,829
	Kingboard Holdings, Ltd.	164,000	403,322
	Kingboard Laminates Holdings, Ltd.	208,000	171,523
*	Kingsoft Corp., Ltd.	157,000	338,268
	Kunlun Energy Co., Ltd.	598,000	521,532
	KWG Group Holdings, Ltd.	327,500	304,494
	Lai Fung Holdings, Ltd.	20,400	20,399
	Lee & Man Chemical Co., Ltd.	50,000	25,866
	Lee & Man Paper Manufacturing, Ltd.	353,000	215,471
	Lee's Pharmaceutical Holdings, Ltd.	16,500	10,427
*	Legend Holdings Corp.	1,385	0
	Legend Holdings Corp., Class H	67,000	157,785
#*	Lifestyle China Group, Ltd.	194,000	61,806
	Livzon Pharmaceutical Group, Inc., Class H	26,520	64,332
	Logan Property Holdings Co., Ltd.	272,000	411,281
	Lonking Holdings, Ltd.	461,000	119,585
#	Maanshan Iron & Steel Co., Ltd., Class H	406,000	153,898
	Maoye International Holdings, Ltd.	188,000	13,161
	Metallurgical Corp. of China, Ltd., Class H	229,000	55,900
	Minmetals Land, Ltd.	340,000	52,638
#*	Minsheng Education Group Co., Ltd.	54,000	10,055
#	Minth Group, Ltd.	54,000	152,177
	Modern Land China Co., Ltd.	247,600	35,697
#	Nan Hai Corp., Ltd.	1,800,000	32,122
	Nanjing Panda Electronics Co., Ltd., Class H	36,000	11,524
*	Nature Home Holding Co., Ltd.	88,000	13,029
	NetDragon Websoft Holdings, Ltd.	20,500	51,249
*	New Provenance Everlasting Holdings, Ltd.	1,530,000	4,843
*	New World Department Store China, Ltd.	124,000	21,834
	Nexteer Automotive Group, Ltd.	31,000	32,218
	Nine Dragons Paper Holdings, Ltd.	381,000	308,390
	NVC Lighting Holdings, Ltd.	124,000	11,272
	O-Net Technologies Group, Ltd.	85,000	46,390
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	18,250
#	Ozner Water International Holding, Ltd.	117,000	18,164
	Pacific Online, Ltd.	100,000	23,054
#*	Panda Green Energy Group, Ltd.	574,000	21,877
	Parkson Retail Group, Ltd.	316,500	25,335
	PAX Global Technology, Ltd.	197,000	78,991
	Poly Property Group Co., Ltd.	533,000	196,626
	Pou Sheng International Holdings, Ltd.	498,000	138,558
	Powerlong Real Estate Holdings, Ltd.	329,000	199,593
	Prosperity International Holdings HK, Ltd.	156,800	3,846
*	PW Medtech Group, Ltd.	206,000	26,698
	Qinhuangdao Port Co., Ltd., Class H	148,000	28,220
	Regal International Airport Group Co., Ltd., Class H	31,000	21,351
	Ronshine China Holdings, Ltd.	110,500	143,851
*	Royale Furniture Holdings, Ltd.	190,000	28,250

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sany Heavy Equipment International Holdings Co., Ltd.	250,000	$98,294
	Seaspan Corp.	12,133	123,150
#*	Semiconductor Manufacturing International Corp.	634,000	746,774
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	40,614
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	220,000	209,740
	Shandong Xinhua Pharmaceutical Co., Ltd.	54,600	26,182
#	Shanghai Haohai Biological Technology Co., Ltd., Class H	8,100	47,542
	Shanghai Industrial Holdings, Ltd.	130,000	266,355
	Shanghai Industrial Urban Development Group, Ltd.	396,000	63,782
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	290,000	51,437
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	19,200	7,972
	Shanghai Prime Machinery Co., Ltd.	150,000	16,440
#*	Shanghai Zendai Property, Ltd.	1,085,000	14,108
	Shengjing Bank Co., Ltd.	76,500	54,699
	Shenzhen International Holdings, Ltd.	18,000	33,248
	Shenzhen Investment, Ltd.	857,717	307,544
	Shimao Property Holdings, Ltd.	248,000	684,926
	Shougang Fushan Resources Group, Ltd.	646,000	133,779
	Shui On Land, Ltd.	943,500	201,396
#*	Shunfeng International Clean Energy, Ltd.	400,000	15,566
	Sihuan Pharmaceutical Holdings Group, Ltd.	888,000	181,917
*	SINA Corp.	9,946	389,088
#	Sinofert Holdings, Ltd.	518,000	57,945
	Sino-Ocean Group Holding, Ltd.	804,000	323,489
	Sinopec Engineering Group Co., Ltd., Class H	312,500	244,815
	Sinopec Kantons Holdings, Ltd.	254,000	102,189
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	508,000	177,233
	Sinotrans, Ltd., Class H	449,000	154,754
#	Sinotruk Hong Kong, Ltd.	181,000	265,412
	Skyworth Group, Ltd.	422,000	114,583
#*	SMI Holdings Group, Ltd.	265,600	12,723
	SOHO China, Ltd.	533,500	170,571
	Springland International Holdings, Ltd.	261,000	51,581
*	SRE Group, Ltd.	1,708,000	19,368
#	Sun King Power Electronics Group	146,000	19,468
#*	Sunshine 100 China Holdings, Ltd.	231,000	43,212
*	Tarena International, Inc., ADR	5,537	8,804
	TCL Electronics Holdings, Ltd.	144,000	65,206
*	Tenwow International Holdings, Ltd.	120,000	1,093
	Texhong Textile Group, Ltd.	61,000	61,260
#	Tian An China Investment Co., Ltd.	133,000	65,238
*	Tian Ge Interactive Holdings, Ltd.	100,000	23,431
#	Tian Shan Development Holding, Ltd.	62,000	21,412
	Tiangong International Co., Ltd.	156,000	48,365
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	54,000	18,762
	Tianjin Port Development Holdings, Ltd.	478,000	49,173
#	Tianneng Power International, Ltd.	142,000	113,554
*	Tibet Water Resources, Ltd.	488,000	121,591
	Tomson Group, Ltd.	180,160	51,465
	Tongda Group Holdings, Ltd.	890,000	65,344
	Tonly Electronics Holdings, Ltd.	15,000	11,086
#	Top Spring International Holdings, Ltd.	79,000	17,296
*	Tou Rong Chang Fu Group, Ltd.	1,212,000	13,702
	TPV Technology, Ltd.	240,000	75,180
	Trigiant Group, Ltd.	120,000	22,507
*	Tuniu Corp., Sponsored ADR	4,010	12,391
*	Vipshop Holdings, Ltd., ADR	85,846	652,430
	Wasion Holdings, Ltd.	140,000	51,050
	West China Cement, Ltd.	698,000	117,615

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wison Engineering Services Co., Ltd.	113,000	$15,236
	Xiamen International Port Co., Ltd.	230,000	28,710
	Xingda International Holdings, Ltd.	263,086	70,654
	Xingfa Aluminium Holdings, Ltd.	46,000	44,655
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	176,000	12,075
#	Xinyi Solar Holdings, Ltd.	368,275	202,180
	Xinyuan Real Estate Co., Ltd., ADR	9,848	41,263
	Xtep International Holdings, Ltd.	206,000	148,346
#	Yadea Group Holdings, Ltd.	54,000	11,020
	Yanzhou Coal Mining Co., Ltd., Class H	422,000	371,427
#	Yashili International Holdings, Ltd.	225,000	29,648
	Yeebo International Holdings, Ltd.	102,000	16,723
#	Yip's Chemical Holdings, Ltd.	78,000	23,569
*	Yirendai, Ltd., ADR	3,071	34,364
#*	Youyuan International Holdings, Ltd.	79,000	22,077
	Yuexiu Property Co., Ltd.	1,738,000	392,889
	Yuzhou Properties Co., Ltd.	12,994	6,105
*	YY, Inc., ADR	8,153	523,341
	Zhaojin Mining Industry Co., Ltd., Class H	82,500	95,889
	Zhongsheng Group Holdings, Ltd.	83,500	232,078
#	Zhou Hei Ya International Holdings Co., Ltd.	71,000	38,472
	Zhuhai Holdings Investment Group, Ltd.	208,000	21,635
TOTAL CHINA			32,854,917
COLOMBIA — (0.1%)
	Almacenes Exito SA	57,866	306,885
*	Corp. Financiera Colombiana SA	5,405	44,513
	Grupo Argos SA	38,703	198,414
	Mineros SA	12,242	11,567
TOTAL COLOMBIA			561,379
DENMARK — (1.5%)
*	Agat Ejendomme A.S.	21,717	12,544
	Alm Brand A.S.	21,624	193,322
*	Bang & Olufsen A.S.	9,001	57,961
	BankNordik P/F	1,321	21,805
	Brodrene Hartmann A.S.	569	27,025
	Columbus A.S.	16,530	28,825
	D/S Norden A.S.	7,133	106,733
	DFDS A.S.	11,348	417,966
*	Drilling Co. of 1972 A.S. (The)	865	58,683
	FLSmidth & Co. A.S.	13,033	533,797
	GronlandsBANKEN A.S.	210	17,601
	H Lundbeck A.S.	14,195	547,212
*	H+H International A.S., Class B	7,789	111,472
	Harboes Bryggeri A.S., Class B	929	10,664
	ISS A.S.	34,088	955,982
*	Jyske Bank A.S.	18,160	578,754
	Matas A.S.	11,922	122,938
*	NKT A.S.	6,370	93,532
	NNIT A.S.	2,174	33,800
	North Media A.S.	1,885	9,910
	Parken Sport & Entertainment A.S.	2,080	36,401
	Per Aarsleff Holding A.S.	7,522	247,853
	Ringkjoebing Landbobank A.S.	9,116	622,958
	Rockwool International A.S., Class A	983	215,914
	Rockwool International A.S., Class B	2,385	582,110
	RTX A.S.	2,583	61,228

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Scandinavian Tobacco Group A.S., Class A	19,548	$206,306
	Schouw & Co., A.S.	4,228	314,697
	Solar A.S., Class B	1,306	59,895
	Spar Nord Bank A.S.	28,409	250,768
	Sydbank A.S.	19,263	335,117
	Tivoli A.S.	256	26,082
	Topdanmark A.S.	8,267	423,733
*	TORM P.L.C.	6,338	52,222
	Tryg A.S.	16,976	518,127
*	Vestjysk Bank A.S.	146,955	89,674
TOTAL DENMARK			7,983,611
FINLAND — (1.7%)
*	Adapteo Oyj	3,055	35,732
*	Afarak Group Oyj	2,312	2,187
	Ahlstrom-Munksjo Oyj	1,768	29,120
	Aktia Bank Oyj	10,563	100,017
	Apetit Oyj	1,748	16,627
	Asiakastieto Group Oyj	4,121	129,303
	Aspo Oyj	4,867	48,367
	Atria Oyj	4,682	39,466
	Bittium Oyj	5,009	38,728
	Cargotec Oyj, Class B	7,354	217,734
	Cramo Oyj	3,055	26,514
	Digia Oyj	2,936	10,630
	Finnair Oyj	18,878	133,020
	Fiskars Oyj Abp	10,426	152,472
*	HKScan Oyj, Class A	8,775	15,432
	Huhtamaki Oyj	30,631	1,163,564
	Ilkka-Yhtyma Oyj	2,558	10,321
	Kemira Oyj	31,129	459,118
	Kesko Oyj, Class A	3,475	195,627
	Kesko Oyj, Class B	12,588	762,301
	Konecranes Oyj	20,681	605,570
	Lassila & Tikanoja Oyj	3,903	59,368
	Metsa Board Oyj	34,502	172,107
	Metso Oyj	27,264	1,047,627
	Nokian Renkaat Oyj	25,164	721,417
	Olvi Oyj, Class A	2,500	97,388
	Oriola Oyj, Class A	4,300	9,520
	Oriola Oyj, Class B	35,427	79,875
#	Outokumpu Oyj	96,274	275,493
*	Outotec Oyj	21,691	135,396
	Pihlajalinna Oyj	824	10,031
	Raisio Oyj, Class V	39,174	136,322
	Rapala VMC Oyj	2,534	8,412
	Sanoma Oyj	22,832	226,019
	Stora Enso Oyj, Class R	101,590	1,169,952
	Teleste Oyj	3,463	22,188
	Tokmanni Group Corp.	8,194	74,090
	Uponor Oyj	15,446	162,251
	Wartsila Oyj Abp	4,171	52,396
	YIT Oyj	51,808	286,685
TOTAL FINLAND			8,938,387
FRANCE — (4.4%)
*	Air France-KLM	56,081	584,614
	AKWEL	2,241	44,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Albioma SA	6,690	$177,601
	Altran Technologies SA	45,759	721,865
*	Amplitude Surgical SAS	3,965	6,316
	APRIL SA	3,075	73,769
	Arkema SA	18,073	1,626,670
	Assystem SA	2,003	85,092
	Axway Software SA	1,894	26,335
*	Baikowski SAS	290	5,333
	Beneteau SA	6,327	65,926
	Bigben Interactive	4,235	56,796
	Boiron SA	1,113	49,449
	Bonduelle SCA	4,150	122,781
	Burelle SA	63	59,097
#	Casino Guichard Perrachon SA	12,265	453,789
*	Cegedim SA	1,691	52,154
*	CGG SA	137,896	302,493
	Chargeurs SA	4,548	84,027
	Cie des Alpes	2,401	65,999
	Cie Plastic Omnium SA	9,314	245,720
*	Coface SA	26,115	323,403
	Derichebourg SA	28,861	106,721
	Eiffage SA	9,180	907,097
	Elior Group SA	30,294	396,179
	Elis SA	49,743	920,452
	Eramet	2,085	99,669
*	Erytech Pharma SA	960	6,119
	Esso SA Francaise	936	25,833
	Etablissements Maurel et Prom	7,662	24,709
	Europcar Mobility Group	31,008	194,175
	Eutelsat Communications SA	46,088	881,048
	Exel Industries, Class A	396	20,153
	Faurecia SE	14,836	702,077
	Fleury Michon SA	380	14,917
*	Fnac Darty S.A.	4,331	303,796
	GL Events	2,053	55,856
	Groupe Crit	634	42,616
	Groupe Open	1,154	20,056
	Guerbet	1,201	69,379
	Haulotte Group SA	3,289	25,538
	HERIGE SADCS	241	6,941
*	HEXAOM	794	29,177
	Iliad SA	5,496	568,200
	Imerys SA	1,328	55,516
	Ingenico Group SA	7,869	745,573
	IPSOS	10,300	281,680
	Jacquet Metal Service SA	2,930	52,193
	JCDecaux SA	4,545	130,854
	Korian SA	14,231	561,709
	Lagardere SCA	27,695	625,779
*	Latecoere SACA	16,497	69,351
	Laurent-Perrier	630	62,100
	Le Belier	479	14,528
	Linedata Services	828	26,283
	LISI	5,553	160,980
	Maisons du Monde SA	9,804	196,357
	Manitou BF SA	2,169	51,226
	Manutan International	765	61,655
	Mersen SA	4,973	177,981
*	METabolic EXplorer SA	4,107	6,845

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Mr Bricolage SA	727	$2,762
	Neopost SA	10,487	210,711
	Nexans SA	7,808	263,996
	Nexity SA	11,826	567,807
	NRJ Group	4,442	32,818
*	OL Groupe SA	4,185	15,059
	PSB Industries SA	290	8,131
	Rexel SA	88,383	986,882
	Rothschild & Co.	7,481	234,264
	Samse SA	101	17,628
	Savencia SA	1,399	103,193
	SCOR SE	47,204	1,939,822
	Seche Environnement SA	1,014	39,166
	SES SA	60,480	998,854
	Societe BIC SA	4,093	285,236
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	430	28,060
	Sopra Steria Group	3,026	389,417
	SPIE SA	30,964	573,935
	Stef SA	974	86,399
	Sword Group	533	18,336
	Synergie SA	1,714	54,526
	Tarkett SA	9,449	158,059
*	Technicolor SA	52,323	44,293
	Television Francaise 1	18,336	183,708
	Total Gabon	282	41,622
	Trigano SA	202	20,267
	Union Financiere de France BQE SA	499	10,085
	Valeo SA	53,015	1,652,076
#*	Vallourec SA	86,238	299,617
	Vetoquinol SA	891	58,921
	Vicat SA	5,492	246,407
	VIEL & Cie SA	3,477	19,017
	Vilmorin & Cie SA	1,543	84,559
	Vranken-Pommery Monopole SA	1,043	25,300
TOTAL FRANCE			23,635,523
GERMANY — (5.0%)
	1&1 Drillisch AG	13,980	419,851
	7C Solarparken AG	4,148	14,016
	Aareal Bank AG	16,248	462,259
*	ADVA Optical Networking SE	13,991	108,307
*	AIXTRON SE	8,506	94,936
	Allgeier SE	576	14,949
	Aurubis AG	10,111	439,136
	Axel Springer SE	1,599	110,367
	Bauer AG	2,540	58,656
	BayWa AG	4,365	113,618
	Bertrandt AG	1,590	106,501
	Bijou Brigitte AG	1,280	56,386
	Bilfinger SE	8,089	237,490
	Borussia Dortmund GmbH & Co. KGaA	14,558	145,049
*	CECONOMY AG	5,660	36,270
	CENTROTEC Sustainable AG	2,342	31,119
	comdirect bank AG	4,263	43,996
	Commerzbank AG	311,524	2,113,891
	Corestate Capital Holding SA	2,886	104,893
	Covestro AG	36,003	1,623,774
	CropEnergies AG	6,697	44,670
	Deutsche Lufthansa AG	42,755	677,583

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Pfandbriefbank AG	41,103	$466,627
	Deutz AG	42,249	291,654
*	Dialog Semiconductor P.L.C.	23,703	1,061,007
	DMG Mori AG	6,534	304,917
	Draegerwerk AG & Co. KGaA	699	29,894
	Duerr AG	4,592	136,572
	Elmos Semiconductor AG	3,728	81,199
	FORTEC Elektronik AG	585	13,838
	Fraport AG Frankfurt Airport Services Worldwide	11,672	974,764
	Freenet AG	36,568	713,501
	GEA Group AG	45,578	1,131,248
	Gerresheimer AG	4,622	359,508
	Gesco AG	2,252	57,622
	GFT Technologies SE	2,935	22,701
	Grammer AG	561	18,976
*	H&R GmbH & Co. KGaA	2,693	18,996
	Hapag-Lloyd AG	6,986	293,408
*	Heidelberger Druckmaschinen AG	58,273	63,491
	Hella GmbH & Co KGaA	8,758	412,925
	Highlight Communications AG	1,774	8,331
	HolidayCheck Group AG	11,225	31,677
	Hornbach Baumarkt AG	2,035	37,562
	Hornbach Holding AG & Co. KGaA	2,631	141,505
	Indus Holding AG	5,567	220,935
	K+S AG	59,745	964,213
	KION Group AG	19,993	1,065,664
	Kloeckner & Co. SE	21,008	103,097
	Koenig & Bauer AG	2,894	116,178
	Krones AG	3,314	188,346
	KSB SE & Co. KGaA	12	3,946
	KWS Saat SE & Co., KGaA	2,810	195,489
	Lanxess AG	17,402	1,035,811
	Leifheit AG	2,166	46,797
*	Leoni AG	10,209	136,901
*	LPKF Laser & Electronics AG	1,663	12,905
*	Manz AG	474	11,653
	Mediclin AG	5,270	29,530
	METRO AG	56,322	866,335
	MLP SE	20,468	101,762
*	Nordex SE	18,876	220,974
	Norma Group SE	887	31,803
	OSRAM Licht AG	28,719	1,080,985
	Patrizia AG	13,313	257,168
	PNE AG	16,656	52,926
	QSC AG	36,769	55,729
	Rheinmetall AG	12,040	1,366,214
	RHOEN-KLINIKUM AG	7,982	211,593
	RIB Software SE	10,200	219,530
	SAF-Holland SA	14,002	144,278
	Salzgitter AG	9,223	199,095
*	Schaltbau Holding AG	1,244	38,770
	Schloss Wachenheim AG	204	3,672
*	SGL Carbon SE	9,662	64,968
	Siltronic AG	1,160	88,806
	Sixt Leasing SE	2,437	29,126
*	SMA Solar Technology AG	2,710	64,988
*	SMT Scharf AG	967	13,632
	Softing AG	1,101	8,850
	Software AG	13,806	387,530

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Suedzucker AG	17,079	$265,232
*	SUESS MicroTec SE	4,556	45,036
	Surteco Group SE	1,940	50,364
	Syzygy AG	1,064	10,674
	Takkt AG	9,644	131,681
*	Talanx AG	14,635	614,123
*	Tele Columbus AG	5,946	13,190
	Telefonica Deutschland Holding AG	157,089	395,487
	Traffic Systems SE	1,246	24,836
	United Internet AG	25,514	756,794
	VERBIO Vereinigte BioEnergie AG	6,468	51,463
	Vossloh AG	2,607	102,184
	Wacker Chemie AG	4,104	303,224
	Wacker Neuson SE	9,369	187,721
	Wuestenrot & Wuerttembergische AG	6,846	136,210
TOTAL GERMANY			26,458,058
GREECE — (0.1%)
	AUTOHELLAS SA	704	4,586
*	Ellaktor SA	29,101	69,850
*	GEK Terna Holding Real Estate Construction SA	2,052	14,534
*	Intracom Holdings SA	11,350	14,804
*	Marfin Investment Group Holdings SA	113,313	19,663
	Mytilineos SA	1,952	23,725
*	National Bank of Greece SA	3,863	11,266
*	Piraeus Bank SA	47,585	162,296
TOTAL GREECE			320,724
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co., Ltd.	2,000	1,720
	Allied Properties HK, Ltd.	374,000	82,910
*	Applied Development Holdings, Ltd.	475,000	19,704
	Asia Financial Holdings, Ltd.	32,000	17,441
	Associated International Hotels, Ltd.	12,000	34,695
*	Automated Systems Holdings, Ltd.	110,400	14,750
	Bank of East Asia, Ltd. (The)	39,600	114,445
	BOC Aviation, Ltd.	43,200	372,184
	BOCOM International Holdings Co., Ltd.	134,000	21,786
	BOE Varitronix, Ltd.	149,000	48,485
#	Bright Smart Securities & Commodities Group, Ltd.	110,000	19,601
*	Brightoil Petroleum Holdings, Ltd.	238,000	34,203
*	Burwill Holdings, Ltd.	664,000	7,978
	Cathay Pacific Airways, Ltd.	147,000	207,322
	Century City International Holdings, Ltd.	360,000	29,972
	CGN Mining Co., Ltd.	300,000	12,568
	Cheuk Nang Holdings, Ltd.	34,129	18,425
	Chevalier International Holdings, Ltd.	20,000	28,588
*	China Energy Development Holdings, Ltd.	1,454,000	40,147
#*	China Shandong Hi-Speed Financial Group, Ltd.	816,000	33,344
*	China Tonghai International Financial, Ltd.	330,000	16,198
	Chong Hing Bank, Ltd.	43,000	74,367
	Chow Sang Sang Holdings International, Ltd.	82,000	111,781
	Chuang's Consortium International, Ltd.	180,000	38,475
	CITIC Telecom International Holdings, Ltd.	307,000	126,697
	CK Life Sciences Intl Holdings, Inc.	618,000	30,953
	CNQC International Holdings, Ltd.	115,000	20,534
	CNT Group, Ltd.	150,000	7,308
	CSI Properties, Ltd.	1,310,000	58,325

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	CW Group Holdings, Ltd.	183,500	$1,015
	Dah Sing Banking Group, Ltd.	88,000	153,023
	Dah Sing Financial Holdings, Ltd.	39,200	175,765
	Eagle Nice International Holdings, Ltd.	44,000	13,656
	Emperor Capital Group, Ltd.	360,000	12,564
	Emperor International Holdings, Ltd.	270,000	67,682
#*	Esprit Holdings, Ltd.	499,100	82,599
	Far East Consortium International, Ltd.	278,882	132,339
#*	FIH Mobile, Ltd.	833,000	116,877
	First Pacific Co., Ltd.	576,000	240,150
*	First Shanghai Investments, Ltd.	208,000	11,563
	Fountain SET Holdings, Ltd.	142,000	21,403
	Get Nice Financial Group, Ltd.	105,050	12,144
	Get Nice Holdings, Ltd.	2,022,000	68,271
#	Global Brands Group Holding, Ltd.	121,200	9,565
#*	Goodbaby International Holdings, Ltd.	231,000	47,407
*	Greenheart Group, Ltd.	41,800	1,601
#	Guotai Junan International Holdings, Ltd.	650,000	102,684
#	Haitong International Securities Group, Ltd.	568,657	166,584
	Hang Lung Group, Ltd.	208,000	534,272
	Hanison Construction Holdings, Ltd.	105,877	17,945
	Harbour Centre Development, Ltd.	17,000	29,277
	HKR International, Ltd.	199,040	101,072
	Hon Kwok Land Investment Co., Ltd.	54,000	26,923
*	Hong Kong Finance Investment Holding Group, Ltd.	274,000	30,752
	Hongkong & Shanghai Hotels, Ltd. (The)	134,000	174,642
*	Hsin Chong Group Holdings, Ltd.	532,000	17,839
	IPE Group, Ltd.	75,000	7,602
*	IRC, Ltd.	1,186,000	25,684
	IT, Ltd.	102,000	37,245
	ITC Properties Group, Ltd.	80,062	16,162
#	Jacobson Pharma Corp., Ltd.	180,000	34,113
	Johnson Electric Holdings, Ltd.	69,000	124,016
	Kader Holdings Co., Ltd.	136,000	15,599
	Kerry Logistics Network, Ltd.	131,500	225,465
	Kerry Properties, Ltd.	154,000	578,271
	Kingmaker Footwear Holdings, Ltd.	74,000	11,732
	Kowloon Development Co., Ltd.	55,000	69,109
	Lai Sun Development Co., Ltd.	58,800	82,924
	Lai Sun Garment International, Ltd.	60,200	70,548
*	Landing International Development, Ltd.	385,200	54,205
	Landsea Green Group Co., Ltd.	264,000	30,934
#	Li & Fung, Ltd.	1,326,000	184,813
	Liu Chong Hing Investment, Ltd.	40,000	60,655
	Luk Fook Holdings International, Ltd.	77,000	232,273
	Luks Group Vietnam Holdings Co., Ltd.	30,000	6,782
	Lung Kee Bermuda Holdings	32,000	10,835
*	Macau Legend Development, Ltd.	523,000	74,655
	Melco International Development, Ltd.	114,000	277,384
	Midland Holdings, Ltd.	95,517	16,256
	Ming Fai International Holdings, Ltd.	106,000	13,128
	Miramar Hotel & Investment	48,000	101,067
	Modern Dental Group, Ltd.	151,000	24,372
*	Mongolian Mining Corp.	2,023,000	25,497
	Nameson Holdings, Ltd.	134,000	8,276
*	NewOcean Energy Holdings, Ltd.	242,000	51,172
*	Pacific Andes International Holdings, Ltd.	668,000	2,338
#	Pacific Basin Shipping, Ltd.	1,042,000	213,918
	Paliburg Holdings, Ltd.	86,000	32,964

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	PC Partner Group, Ltd.	28,000	$6,614
	Pico Far East Holdings, Ltd.	74,000	22,860
	Polytec Asset Holdings, Ltd.	332,700	42,811
	Public Financial Holdings, Ltd.	76,000	31,594
	Regal Hotels International Holdings, Ltd.	68,000	41,232
*	Regent Pacific Group, Ltd.	530,000	15,226
	SAS Dragon Holdings, Ltd.	64,000	18,941
	Shangri-La Asia, Ltd.	304,000	369,868
	Shenwan Hongyuan HK, Ltd.	65,000	11,538
	Singamas Container Holdings, Ltd.	432,000	57,106
	Sitoy Group Holdings, Ltd.	81,000	12,619
	SmarTone Telecommunications Holdings, Ltd.	54,000	49,626
	Soundwill Holdings, Ltd.	23,500	32,562
*	South China Holdings Co., Ltd.	190,000	5,043
	Stella International Holdings, Ltd.	95,500	153,970
	Sun Hung Kai & Co., Ltd.	143,000	65,626
	Tao Heung Holdings, Ltd.	133,000	24,642
	Television Broadcasts, Ltd.	73,000	117,284
	Texwinca Holdings, Ltd.	188,000	55,594
#	Town Health International Medical Group, Ltd.	764,000	50,506
	Transport International Holdings, Ltd.	41,600	119,494
*	Trinity, Ltd.	490,000	18,360
	Tsui Wah Holdings, Ltd.	58,000	4,431
	United Laboratories International Holdings, Ltd. (The)	170,000	93,110
	Vedan International Holdings, Ltd.	80,000	7,917
	Victory City International Holdings, Ltd.	122,200	7,629
#	VSTECS Holdings, Ltd.	144,000	78,756
	Wai Kee Holdings, Ltd.	48,000	31,697
	Wharf Holdings, Ltd. (The)	169,000	410,920
	Win Hanverky Holdings, Ltd.	162,000	18,813
	Wing On Co. International, Ltd.	20,000	61,961
	Wing Tai Properties, Ltd.	72,000	48,629
	Xinyi Glass Holdings, Ltd.	118,000	118,948
	Yue Yuen Industrial Holdings, Ltd.	129,500	362,850
TOTAL HONG KONG			9,303,291
INDIA — (2.4%)
	Aarti Drugs, Ltd.	1,309	8,726
	ACC, Ltd.	653	14,761
	Adani Enterprises, Ltd.	47,929	88,910
	Adani Gas, Ltd.	47,929	103,705
*	Adani Transmissions, Ltd.	27,470	82,201
*	Aditya Birla Capital, Ltd.	27,987	33,314
	Advanced Enzyme Technologies, Ltd.	4,649	10,003
	Alembic, Ltd.	15,848	9,845
*	Allahabad Bank	48,709	25,906
	Allcargo Logistics, Ltd.	6,482	9,111
	Ambuja Cements, Ltd.	3,422	9,953
*	Andhra Bank	93,956	25,467
	Andhra Sugars, Ltd. (The)	1,664	6,454
*	Anveshan Heavy Engineering, Ltd.	897	5,987
	Apar Industries, Ltd.	1,626	11,708
	APL Apollo Tubes, Ltd.	43	875
	Apollo Tyres, Ltd.	59,452	135,703
*	Arvind Fashions, Ltd.	4,845	41,950
	Arvind, Ltd.	24,226	19,250
	Ashiana Housing, Ltd.	3,606	5,631
	Ashok Leyland, Ltd.	101,948	102,786
*	Ashoka Buildcon, Ltd.	5,092	8,904

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Aurobindo Pharma, Ltd.	3,785	$31,198
*	Bajaj Hindusthan Sugar, Ltd.	136,477	11,851
	Balaji Telefilms, Ltd.	4,057	3,207
	Balmer Lawrie & Co., Ltd.	8,795	22,006
	Balrampur Chini Mills, Ltd.	23,334	47,940
	Banco Products India, Ltd.	3,807	5,465
*	Bank of Baroda	135,483	208,842
*	Bank of Maharashtra	85,464	15,879
	Bannari Amman Sugars, Ltd.	400	7,967
	BEML, Ltd.	1,599	19,506
	Bharat Electronics, Ltd.	86,675	128,839
	Bharat Heavy Electricals, Ltd.	142,826	121,619
	Birla Corp., Ltd.	4,098	34,538
	Bliss Gvs Pharma, Ltd.	9,745	20,567
	Bodal Chemicals, Ltd.	4,733	5,388
	Borosil Glass Works, Ltd.	2,927	5,638
	Brigade Enterprises, Ltd.	7,735	29,268
	Cadila Healthcare, Ltd.	3,517	11,650
	Can Fin Homes, Ltd.	2,961	16,600
*	Canara Bank	2,731	9,278
	Ceat, Ltd.	4,557	53,770
	Century Textiles & Industries, Ltd.	3,284	42,360
*	CG Power and Industrial Solutions, Ltd.	19,678	5,157
	Chambal Fertilizers & Chemicals, Ltd.	29,997	65,131
	Chennai Super Kings Cricket, Ltd.	33,314	204
	Cholamandalam Investment and Finance Co., Ltd.	29,150	109,024
	City Union Bank, Ltd.	48,183	135,737
	Cochin Shipyard, Ltd.	5,431	28,213
*	Coffee Day Enterprises, Ltd.	3,001	5,331
*	Cox & Kings Financial Service, Ltd.	5,879	171
	Cox & Kings, Ltd.	17,636	2,946
	Cyient, Ltd.	10,755	70,805
	DCB Bank, Ltd.	35,470	99,981
	DCM Shriram, Ltd.	8,218	47,667
	Delta Corp., Ltd.	9,086	20,140
	Dewan Housing Finance Corp., Ltd.	32,603	23,166
	Dhanuka Agritech, Ltd.	1,860	9,816
	Dish TV India, Ltd.	89,232	34,978
*	Dishman Carbogen Amcis, Ltd.	9,244	27,785
	DLF, Ltd.	84,558	216,715
	eClerx Services, Ltd.	2,848	24,634
	EID Parry India, Ltd.	10,423	21,792
	EIH, Ltd.	22,745	54,768
	Engineers India, Ltd.	27,526	39,736
	Entertainment Network India, Ltd.	956	5,534
	Escorts, Ltd.	6,385	43,353
	Essel Propack, Ltd.	12,158	23,490
	Excel Industries, Ltd.	588	6,979
	Exide Industries, Ltd.	17,246	45,692
*	FDC, Ltd.	6,729	15,092
	Federal Bank, Ltd.	305,791	408,688
*	Federal-Mogul Goetze India, Ltd.	2,233	16,928
	Finolex Cables, Ltd.	4,481	24,337
	Finolex Industries, Ltd.	6,297	48,430
	Firstsource Solutions, Ltd.	49,505	35,235
*	Fortis Healthcare, Ltd.	72,224	126,218
*	Future Enterprises, Ltd.	26,832	9,324
	Gabriel India, Ltd.	5,953	7,768
	Gateway Distriparks, Ltd.	6,831	10,703

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Gayatri Projects, Ltd.	10,332	$21,260
	Geojit Financial Services, Ltd.	9,677	3,481
*	GFL, Ltd.	5,043	66,432
	GHCL, Ltd.	6,025	18,118
	GIC Housing Finance, Ltd.	4,302	15,277
	Glenmark Pharmaceuticals, Ltd.	20,546	126,766
	Godfrey Phillips India, Ltd.	2,053	20,693
	Granules India, Ltd.	24,708	32,534
	Great Eastern Shipping Co., Ltd. (The)	12,230	41,801
	Greaves Cotton, Ltd.	12,934	25,051
	Gujarat Alkalies & Chemicals, Ltd.	3,823	23,057
	Gujarat Ambuja Exports, Ltd.	5,661	10,921
	Gujarat Mineral Development Corp., Ltd.	25,917	26,809
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,616	26,256
	Gujarat Pipavav Port, Ltd.	36,112	40,908
	HBL Power Systems, Ltd.	28,986	8,226
	Heritage Foods, Ltd.	1,009	5,183
	Hikal, Ltd.	9,004	19,311
	HIL, Ltd.	480	8,068
	Himachal Futuristic Communications, Ltd.	103,165	29,253
	Himadri Speciality Chemical, Ltd.	6,520	7,624
	Himatsingka Seide, Ltd.	2,776	5,370
	Hindalco Industries, Ltd.	31,319	86,282
	Hinduja Global Solutions, Ltd.	1,469	12,614
*	Housing Development & Infrastructure, Ltd.	54,930	9,490
	HSIL, Ltd.	5,251	16,722
	Huhtamaki PPL, Ltd.	2,798	9,053
	I G Petrochemicals, Ltd.	1,550	4,333
*	IDFC First Bank, Ltd.	293,401	178,139
*	IDFC, Ltd.	193,597	100,825
*	IFCI, Ltd.	141,393	14,847
	IIFL Finance, Ltd.	13,052	22,251
*	IIFL Securities, Ltd.	13,052	39,062
*	IIFL Wealth Management, Ltd.	1,865	2,579
	India Cements, Ltd. (The)	48,461	61,584
	Indiabulls Housing Finance, Ltd.	40,187	311,591
*	Indiabulls Integrated Services, Ltd.	3,287	5,219
*	Indiabulls Real Estate, Ltd.	23,120	29,240
*	Indian Bank	19,369	52,573
	Indian Hume Pipe Co., Ltd.	4,202	17,216
*	Indian Overseas Bank	48,787	7,929
	Indo Count Industries, Ltd.	8,158	4,031
	Indoco Remedies, Ltd.	2,710	6,566
	INEOS Styrolution India, Ltd.	1,406	8,043
	Ingersoll-Rand India, Ltd.	1,657	14,218
*	Inox Wind, Ltd.	9,662	7,699
*	Intellect Design Arena, Ltd.	7,679	24,951
*	International Paper APPM, Ltd.	1,693	10,618
	ITD Cementation India, Ltd.	5,292	5,973
	J Kumar Infraprojects, Ltd.	5,857	10,653
	Jagran Prakashan, Ltd.	17,230	20,901
	Jai Corp., Ltd.	13,925	15,193
	Jain Irrigation Systems, Ltd.	70,388	20,861
*	Jammu & Kashmir Bank, Ltd. (The)	39,640	20,507
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	18,546
	Jindal Saw, Ltd.	28,520	27,847
*	Jindal Stainless Hisar, Ltd.	6,241	6,062
*	Jindal Stainless, Ltd.	31,443	13,446
*	Jindal Steel & Power, Ltd.	67,984	132,004

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Cement, Ltd.	2,985	$41,639
	JK Lakshmi Cement, Ltd.	4,450	21,459
	JK Paper, Ltd.	12,273	19,597
	JK Tyre & Industries, Ltd.	17,886	18,504
	JM Financial, Ltd.	37,220	35,600
	JMC Projects India, Ltd.	5,725	9,790
*	JSW Energy, Ltd.	84,735	83,506
	Jubilant Life Sciences, Ltd.	13,841	87,532
	Kalpataru Power Transmission, Ltd.	5,875	40,980
	Karnataka Bank, Ltd. (The)	30,949	37,624
	Karur Vysya Bank, Ltd. (The)	66,610	60,771
	Kaveri Seed Co., Ltd.	2,134	13,790
	KCP, Ltd. (The)	5,424	5,745
	KEC International, Ltd.	4,527	20,159
	KEI Industries, Ltd.	5,770	36,771
*	Kesoram Industries, Ltd.	8,765	7,660
*	Kiri Industries, Ltd.	1,161	8,161
	Kirloskar Brothers, Ltd.	3,469	9,023
	Kolte-Patil Developers, Ltd.	3,052	9,378
*	KPIT Engineering, Ltd.	27,966	33,083
*	KPIT Technologies, Ltd.	27,966	30,411
	KPR Mill, Ltd.	2,394	19,931
	KRBL, Ltd.	6,415	20,608
	KSB, Ltd.	1,337	12,012
	L&T Finance Holdings, Ltd.	63,253	90,433
	Lakshmi Machine Works, Ltd.	394	22,964
*	Lakshmi Vilas Bank, Ltd. (The)	26,803	18,682
	Laurus Labs, Ltd.	4,742	23,173
	LG Balakrishnan & Bros, Ltd.	1,438	4,703
	LIC Housing Finance, Ltd.	58,793	440,026
	Linde India, Ltd.	3,348	24,060
	Lumax Auto Technologies, Ltd.	5,275	5,761
	Maharashtra Seamless, Ltd.	3,404	20,500
*	Mahindra CIE Automotive, Ltd.	19,585	51,065
	Mahindra Holidays & Resorts India, Ltd.	3,898	12,981
	Mahindra Lifespace Developers, Ltd.	5,046	27,505
	Manappuram Finance, Ltd.	90,129	148,817
	Marksans Pharma, Ltd.	41,168	9,643
	Mastek, Ltd.	2,556	13,852
*	Max India, Ltd.	17,756	15,423
	Mayur Uniquoters, Ltd.	2,063	7,433
	Minda Corp., Ltd.	6,340	7,726
	MM Forgings, Ltd.	1,438	7,120
	MOIL, Ltd.	5,375	10,552
	Motilal Oswal Financial Services, Ltd.	1,840	13,896
	Mphasis, Ltd.	805	10,898
	MRF, Ltd.	62	48,053
*	Music Broadcast, Ltd.	13,345	9,065
	Muthoot Finance, Ltd.	24,216	213,761
	Natco Pharma, Ltd.	2,670	19,932
	National Aluminium Co., Ltd.	84,556	55,670
	Nava Bharat Ventures, Ltd.	20,038	25,886
	Navneet Education, Ltd.	6,550	9,787
	NCC, Ltd.	83,988	89,201
	NESCO, Ltd.	2,733	21,889
	NIIT Technologies, Ltd.	711	12,403
	NIIT, Ltd.	12,442	16,322
	Nilkamal, Ltd.	1,710	23,295
	NOCIL, Ltd.	11,119	14,230

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Oberoi Realty, Ltd.	5,229	$41,510
*	Odisha Cement, Ltd.	9,063	122,157
	Omaxe, Ltd.	6,338	18,329
*	Oriental Bank of Commerce	20,033	19,648
	Oriental Carbon & Chemicals, Ltd.	1,088	16,275
	Paisalo Digital, Ltd.	2,324	13,868
	Parag Milk Foods, Ltd.	5,742	19,206
	PC Jeweller, Ltd.	12,602	6,272
	Persistent Systems, Ltd.	9,041	68,696
	Petronet LNG, Ltd.	100,509	343,541
	Phillips Carbon Black, Ltd.	8,230	14,249
	Piramal Enterprises, Ltd.	3,367	88,446
	PNB Housing Finance, Ltd.	4,483	45,982
	PNC Infratech, Ltd.	4,902	12,965
	Polyplex Corp., Ltd.	1,537	10,177
*	Power Finance Corp., Ltd.	121,025	191,336
	Power Mech Projects, Ltd.	880	12,078
	Praj Industries, Ltd.	14,719	22,554
	Prestige Estates Projects, Ltd.	25,451	93,627
*	Procter & Gamble Health, Ltd.	1,383	95,275
	PTC India, Ltd.	42,176	34,165
*	Quess Corp., Ltd.	1,467	9,232
	Quick Heal Technologies, Ltd.	2,956	5,216
	Rain Industries Ltd.	25,025	32,288
	Rajesh Exports, Ltd.	9,559	95,434
	Rallis India, Ltd.	9,419	21,744
	Ramco Cements, Ltd. (The)	8,380	88,621
*	Ramco Systems, Ltd.	1,448	4,074
	Rane Holdings, Ltd.	319	4,254
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	28,315
	Ratnamani Metals & Tubes, Ltd.	2,824	38,557
	Raymond, Ltd.	5,379	51,093
	REC, Ltd.	136,621	277,425
	Redington India, Ltd.	52,396	82,187
*	Reliance Communications, Ltd.	235,400	4,930
	Reliance Home Finance, Ltd.	36,414	5,271
*	Reliance Power, Ltd.	60,076	3,215
	Repco Home Finance, Ltd.	7,631	36,042
	Sagar Cements, Ltd.	1,098	9,312
	Sarda Energy & Minerals, Ltd.	1,792	4,354
	Sasken Technologies, Ltd.	912	6,601
	Savita Oil Technologies, Ltd.	410	5,892
*	Sequent Scientific, Ltd.	10,344	10,426
	SH Kelkar & Co., Ltd.	2,898	4,898
	Shanthi Gears, Ltd.	3,881	5,547
	Sharda Cropchem, Ltd.	3,427	13,013
*	Shilpa Medicare, Ltd.	4,949	25,540
*	Shipping Corp. of India, Ltd.	20,352	8,484
*	Shree Renuka Sugars, Ltd.	64,096	7,323
	Shriram City Union Finance, Ltd.	3,568	70,266
	Shriram Transport Finance Co., Ltd.	23,864	333,938
*	Sintex Plastics Technology, Ltd.	30,006	2,213
	SML ISUZU, Ltd.	912	7,572
	Sobha, Ltd.	10,497	83,501
	Somany Ceramics, Ltd.	1,443	7,365
	South Indian Bank, Ltd. (The)	161,551	28,642
	Srei Infrastructure Finance, Ltd.	37,294	6,428
*	Steel Authority of India, Ltd.	49,525	30,588
	Strides Pharma Science, Ltd.	7,333	41,750

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton, Ltd.	286	$8,787
	Sunteck Realty, Ltd.	5,883	32,880
	Supreme Petrochem, Ltd.	3,109	8,259
	Surya Roshni, Ltd.	3,026	8,197
	Suven Life Sciences, Ltd.	143	477
*	Syndicate Bank	56,590	26,048
	TAKE Solutions, Ltd.	10,021	13,807
	Tata Chemicals, Ltd.	17,002	142,694
	Tata Global Beverages, Ltd.	69,777	253,354
*	Techno Electric & Engineering Co., Ltd.	5,088	18,737
	Tejas Networks, Ltd.	6,538	8,626
	Thirumalai Chemicals, Ltd.	9,560	8,712
	Thomas Cook India, Ltd.	7,399	20,075
	Tide Water Oil Co India, Ltd.	235	15,284
	Time Technoplast, Ltd.	20,605	23,729
	Timken India, Ltd.	1,321	13,392
	Tourism Finance Corp. of India, Ltd.	2,756	2,398
	Transport Corp. of India, Ltd.	3,428	13,149
	Trident, Ltd.	16,613	12,751
	Triveni Engineering & Industries, Ltd.	29,533	23,424
	Tube Investments of India, Ltd.	11,721	59,008
	TV Today Network, Ltd.	2,359	9,232
*	TV18 Broadcast, Ltd.	70,676	22,156
	TVS Srichakra, Ltd.	255	5,870
	Uflex, Ltd.	7,003	22,265
	Unichem Laboratories, Ltd.	7,322	17,815
*	Union Bank of India	48,724	47,520
	UPL, Ltd.	95,160	819,088
	VA Tech Wabag, Ltd.	2,666	11,191
	Vaibhav Global, Ltd.	1,075	14,102
	Vardhman Textiles, Ltd.	4,293	56,836
	Vesuvius India, Ltd.	656	9,517
	Vindhya Telelinks, Ltd.	513	6,909
	Visaka Industries, Ltd.	1,294	5,028
*	Vodafone Idea, Ltd.	282,345	28,279
	VST Tillers Tractors, Ltd.	380	5,543
	Welspun Corp., Ltd.	15,728	25,762
	Welspun Enterprises, Ltd.	9,490	14,018
	Welspun India, Ltd.	50,338	36,962
	West Coast Paper Mills, Ltd.	3,403	10,863
*	Wockhardt, Ltd.	6,164	27,734
	Wonderla Holidays, Ltd.	1,852	6,720
	Yes Bank, Ltd.	170,161	220,547
	Zee Learn, Ltd.	20,982	6,217
	Zensar Technologies, Ltd.	10,425	31,858
TOTAL INDIA			12,616,429
INDONESIA — (0.6%)
	Adaro Energy Tbk PT	2,292,300	206,143
	Adhi Karya Persero Tbk PT	205,100	21,550
	AKR Corporindo Tbk PT	44,400	12,606
*	Alam Sutera Realty Tbk PT	2,956,900	69,775
	Aneka Tambang Tbk PT	1,917,480	126,318
	Astra Agro Lestari Tbk PT	70,500	50,053
	Astra Otoparts Tbk PT	172,500	17,640
*	Bank Artha Graha Internasional Tbk PT	2,457,100	12,442
*	Bank Bukopin Tbk	815,700	17,299
	Bank Maybank Indonesia Tbk PT	1,173,000	21,565
*	Bank Pan Indonesia Tbk PT	863,600	88,385

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	$39,673
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	38,918
	Bank Tabungan Negara Persero Tbk PT	865,100	150,327
	Blue Bird Tbk PT	117,500	23,550
*	Bumi Serpong Damai Tbk PT	1,460,000	146,551
	Ciputra Development Tbk PT	2,573,686	225,646
*	City Retail Developments Tbk PT	652,600	6,521
*	Delta Dunia Makmur Tbk PT	888,000	30,533
*	Eagle High Plantations Tbk PT	2,012,700	20,461
	Elnusa Tbk PT	671,700	17,162
	Erajaya Swasembada Tbk PT	353,600	52,650
*	Gajah Tunggal Tbk PT	335,500	16,455
*	Garuda Indonesia Persero Tbk PT	1,423,000	40,543
	Global Mediacom Tbk PT	589,900	16,297
	Indah Kiat Pulp & Paper Corp. Tbk PT	225,900	119,214
	Indika Energy Tbk PT	467,500	49,090
	Indo Tambangraya Megah Tbk PT	44,700	53,406
	Indo-Rama Synthetics Tbk PT	25,700	8,181
	Intiland Development Tbk PT	333,900	10,531
	Jaya Real Property Tbk PT	516,300	20,427
	KMI Wire & Cable Tbk PT	369,600	15,792
*	Krakatau Steel Persero Tbk PT	704,932	17,347
*	Lippo Cikarang Tbk PT	233,310	27,577
	Lippo Karawaci Tbk PT	6,781,250	135,133
	Malindo Feedmill Tbk PT	211,700	16,712
*	Medco Energi Internasional Tbk PT	1,479,266	89,043
	Media Nusantara Citra Tbk PT	874,700	85,370
	Metrodata Electronics Tbk PT	302,100	27,872
*	MNC Investama Tbk PT	4,669,700	25,929
*	MNC Land Tbk PT	2,125,500	20,303
	Modernland Realty Tbk PT	721,400	13,539
	Pan Brothers Tbk PT	807,100	41,232
*	Panin Financial Tbk PT	4,432,900	110,398
*	Paninvest Tbk PT	227,600	22,105
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	58,468
	PP Persero Tbk PT	391,600	59,428
	PP Properti Tbk PT	3,132,400	25,383
*	Rimo International Lestari Tbk PT	4,191,900	39,204
	Salim Ivomas Pratama Tbk PT	511,500	12,242
*	Sentul City Tbk PT	4,829,400	50,989
*	Siloam International Hospitals Tbk PT	49,600	22,233
	Sri Rejeki Isman Tbk PT	1,787,400	44,530
	Summarecon Agung Tbk PT	928,900	87,316
*	Surya Esa Perkasa Tbk PT	1,024,500	21,258
	Surya Semesta Internusa Tbk PT	835,700	48,145
	Tempo Scan Pacific Tbk PT	117,300	13,126
*	Tiga Pilar Sejahtera Food Tbk	413,000	928
	Timah Tbk PT	656,400	48,175
	Tiphone Mobile Indonesia Tbk PT	247,700	6,677
*	Trada Alam Minera Tbk PT	3,776,600	31,722
	Tunas Baru Lampung Tbk PT	599,800	34,347
*	Vale Indonesia Tbk PT	79,900	17,100
	Waskita Beton Precast Tbk PT	1,998,800	51,518
	Waskita Karya Persero Tbk PT	674,400	97,650
	Wijaya Karya Persero Tbk PT	837,300	138,370
*	XL Axiata Tbk PT	656,900	150,527
TOTAL INDONESIA			3,437,600

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.6%)
	AIB Group P.L.C.	3,717	$12,731
	Bank of Ireland Group P.L.C.	376,009	1,659,206
	C&C Group P.L.C.	125,501	571,108
*	Cairn Homes P.L.C	43,440	51,579
	FBD Holdings P.L.C.	9,915	104,082
	Flutter Entertainment P.L.C.	12,249	967,513
*	Permanent TSB Group Holdings P.L.C.	37,825	47,660
TOTAL IRELAND			3,413,879
ISRAEL — (0.6%)
	Afcon Holdings, Ltd.	261	13,229
	Africa Israel Residences, Ltd.	561	12,559
	Ashtrom Group, Ltd.	2,415	20,530
	Ashtrom Properties, Ltd.	6,570	35,769
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	56,187
	Carasso Motors, Ltd.	3,347	13,528
*	Cellcom Israel, Ltd.	1,319	3,776
*	Clal Biotechnology Industries, Ltd.	15,559	7,630
*	Clal Insurance Enterprises Holdings, Ltd.	4,790	77,439
	Delta-Galil Industries, Ltd.	2,465	71,793
	Dor Alon Energy in Israel 1988, Ltd.	748	12,243
*	El Al Israel Airlines	74,521	18,940
*	Equital, Ltd.	3,439	112,341
*	First International Bank Of Israel, Ltd.	12,464	321,276
	Formula Systems 1985, Ltd.	1,912	108,224
	Gilat Satellite Networks, Ltd.	1,324	11,122
	Hadera Paper, Ltd.	427	24,307
	Harel Insurance Investments & Financial Services, Ltd.	24,709	192,933
	IES Holdings, Ltd.	268	17,907
	Israel Canada T.R, Ltd.	9,390	13,107
	Israel Discount Bank, Ltd., Class A	37,946	163,776
	Israel Land Development - Urban Renewal, Ltd.	2,537	25,519
	Isras Investment Co., Ltd.	394	65,893
	Kenon Holdings, Ltd.	4,051	85,196
	Magic Software Enterprises, Ltd.	3,745	34,133
	Malam - Team, Ltd.	102	12,705
	Mediterranean Towers, Ltd.	17,414	40,490
	Meitav Dash Investments, Ltd.	4,790	17,973
	Menora Mivtachim Holdings, Ltd.	5,669	90,600
	Migdal Insurance & Financial Holding, Ltd.	90,712	110,535
	Municipal Bank, Ltd.	159	32,998
	Naphtha Israel Petroleum Corp., Ltd.	8,313	54,690
*	Nawi Brothers, Ltd.	3,723	24,255
	Neto ME Holdings, Ltd.	264	23,605
*	Oil Refineries, Ltd.	346,176	185,747
*	Partner Communications Co., Ltd.	20,307	82,864
	Paz Oil Co., Ltd.	1,677	237,506
	Phoenix Holdings, Ltd. (The)	20,746	129,343
	Shalag Industries, Ltd.	2,618	7,281
	Shikun & Binui, Ltd.	38,420	132,112
*	Tower Semiconductor, Ltd.	14,423	282,909
*	Union Bank of Israel	3,930	18,674
	YH Dimri Construction & Development, Ltd.	767	16,834
TOTAL ISRAEL			3,020,478
ITALY — (2.6%)
	A2A SpA	426,529	745,565
	ACEA SpA	14,080	264,753

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Aeffe SpA	11,709	$22,458
	Anima Holding SpA	84,236	309,661
*	Arnoldo Mondadori Editore SpA	6,737	10,974
	Ascopiave SpA	16,429	74,665
	Autostrade Meridionali SpA	328	11,366
	Avio SpA	4,608	61,818
*	Banca Carige SpA	22,275	27
	Banca Finnat Euramerica SpA	17,949	5,789
	Banca IFIS SpA	4,006	56,597
*	Banca Monte dei Paschi di Siena SpA	7,614	11,014
	Banca Popolare di Sondrio SCPA	126,467	262,814
	Banca Profilo SpA	114,968	19,663
	Banca Sistema SpA	15,855	21,877
*	Banco BPM SpA	469,718	875,704
	Banco di Desio e della Brianza SpA	6,054	13,218
*	BF SpA	7,454	21,000
	BPER Banca	126,828	471,886
	Buzzi Unicem SpA	18,218	370,243
	Cairo Communication SpA	21,556	61,757
	Cementir Holding SpA	14,519	101,969
	CIR-Compagnie Industriali Riunite SpA	113,326	125,238
	Credito Emiliano SpA	27,218	136,311
*	Credito Valtellinese SpA	2,051,363	121,346
	Danieli & C Officine Meccaniche SpA	3,068	53,479
	El.En. SpA	537	10,485
*	Elica SpA	8,847	21,085
	Emak SpA	24,049	26,101
	ERG SpA	13,082	252,975
	Esprinet SpA	7,745	26,016
*	Eurotech SpA	6,133	33,173
	Falck Renewables SpA	31,676	146,342
*	Fincantieri SpA	128,750	132,989
	FNM SpA	40,686	22,891
	Geox SpA	17,855	25,077
*	Guala Closures SpA	2,909	20,665
	Hera SpA	208,898	777,814
*	IMMSI SpA	62,616	42,940
	IVS Group SA	2,689	30,042
	La Doria SpA	3,265	28,980
	Leonardo SpA	56,322	685,740
	Massimo Zanetti Beverage Group SpA	4,097	25,923
#*	Mediaset SpA	91,865	269,063
	Mediobanca Banca di Credito Finanziario SpA	181,748	1,820,395
	Openjobmetis SpA agenzia per il lavoro	2,188	16,719
*	OVS SpA	48,268	84,928
	Piaggio & C SpA	41,919	125,904
	Pirelli & C SpA	39,044	229,976
	Poste Italiane SpA	54,207	578,509
	Reno de Medici SpA	44,457	33,791
	Retelit SpA	24,622	40,899
	Sabaf SpA	1,836	29,751
	SAES Getters SpA	1,822	43,027
*	Saipem SpA	186,132	919,968
*	Salini Impregilo SpA	29,497	56,395
	Saras SpA	156,519	257,638
	Sesa SpA	1,512	59,562
	Societa Cattolica di Assicurazioni SC	47,642	404,288
	Societa Iniziative Autostradali e Servizi SpA	11,576	219,574
*	Sogefi SpA	11,260	15,004

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	SOL SpA	4,301	$51,354
	Tod's SpA	1,877	93,461
*	TREVI - Finanziaria Industriale SpA	9,084	2,486
	TXT e-solutions SpA	1,943	18,000
	Unione di Banche Italiane SpA	290,287	745,276
	Unipol Gruppo SpA	122,332	627,523
	UnipolSai Assicurazioni SpA	164,511	428,884
TOTAL ITALY			13,712,805
JAPAN — (18.5%)
	77 Bank, Ltd. (The)	18,600	265,171
	A&D Co., Ltd.	3,400	24,515
	Achilles Corp.	4,400	82,235
	AD Works Co., Ltd.	30,600	9,528
	ADEKA Corp.	24,800	362,728
	AEON Financial Service Co., Ltd.	18,800	303,288
	Aeria, Inc.	2,900	22,217
	AFC-HD AMS Life Science Co., Ltd.	1,800	10,926
	AGS Corp.	1,900	11,649
	Ahresty Corp.	4,400	23,123
	Aichi Bank, Ltd. (The)	3,100	106,288
	Aichi Corp.	13,400	83,919
	Aichi Steel Corp.	3,600	112,296
	Aichi Tokei Denki Co., Ltd.	600	23,124
	Aida Engineering, Ltd.	16,700	132,194
*	Aiful Corp.	94,800	193,227
	Air Water, Inc.	20,600	336,665
	Airport Facilities Co., Ltd.	7,000	33,050
	Aisan Industry Co., Ltd.	11,200	74,935
	Akatsuki Corp.	5,800	17,966
	Akita Bank, Ltd. (The)	5,100	93,535
	Albis Co., Ltd.	1,200	27,994
	Alconix Corp.	7,000	83,402
	Alinco, Inc.	4,500	40,073
	Alpen Co., Ltd.	5,900	84,198
	Alpha Corp.	2,400	27,858
	Alps Alpine Co., Ltd.	37,900	689,944
	Alps Logistics Co., Ltd.	4,800	32,991
	Amiyaki Tei Co., Ltd.	500	15,894
	Anabuki Kosan, Inc.	600	15,668
	AOI Electronics Co., Ltd.	700	13,778
	AOI TYO Holdings, Inc.	6,500	42,494
	AOKI Holdings, Inc.	13,000	127,479
	Aomori Bank, Ltd. (The)	6,200	151,921
	Aoyama Trading Co., Ltd.	13,000	242,094
	Aozora Bank, Ltd.	29,700	680,650
	Arakawa Chemical Industries, Ltd.	5,500	74,392
	Arata Corp.	3,800	122,999
	Arcland Sakamoto Co., Ltd.	10,000	121,067
	Arcs Co., Ltd.	11,500	239,208
	Arealink Co., Ltd.	3,400	40,018
	Artnature, Inc.	6,100	36,703
	Asahi Broadcasting Group Holdings Corp.	2,400	15,727
	Asahi Diamond Industrial Co., Ltd.	17,100	105,609
	Asahi Holdings, Inc.	6,900	143,276
	Asahi Kogyosha Co., Ltd.	1,300	32,192
	Asahi Printing Co., Ltd.	3,000	29,681
	Asahi Yukizai Corp.	5,300	66,591
	Asanuma Corp.	2,700	86,129

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asax Co., Ltd.	2,400	$12,927
	Ashimori Industry Co., Ltd.	900	12,681
	Asia Pile Holdings Corp.	10,700	52,823
	ASKA Pharmaceutical Co., Ltd.	5,900	70,557
	Asunaro Aoki Construction Co., Ltd.	4,500	33,993
	Autobacs Seven Co., Ltd.	13,700	222,943
	Awa Bank, Ltd. (The)	11,200	254,248
	Bando Chemical Industries, Ltd.	9,500	81,981
	Bank of Iwate, Ltd. (The)	4,900	120,550
	Bank of Kochi, Ltd. (The)	1,000	6,922
	Bank of Nagoya, Ltd. (The)	3,800	117,910
	Bank of Okinawa, Ltd. (The)	6,980	214,519
	Bank of Saga, Ltd. (The)	4,300	60,009
	Bank of the Ryukyus, Ltd.	14,400	149,284
	Bank of Toyama, Ltd. (The)	700	16,693
	Belluna Co., Ltd.	13,900	89,766
	Biofermin Pharmaceutical Co., Ltd.	1,100	22,040
	Bunka Shutter Co., Ltd.	17,800	145,674
	C Uyemura & Co., Ltd.	900	49,239
	Canon Electronics, Inc.	6,400	104,749
	Carlit Holdings Co., Ltd.	5,500	31,072
	Cawachi, Ltd.	4,800	89,194
	Central Glass Co., Ltd.	13,300	302,337
	Chiba Kogyo Bank, Ltd. (The)	17,300	48,604
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	49,890
	Chino Corp.	1,700	22,007
	Chiyoda Co., Ltd.	4,700	69,484
	Chori Co., Ltd.	3,900	60,736
	Chubu Shiryo Co., Ltd.	5,400	62,133
	Chuetsu Pulp & Paper Co., Ltd.	2,000	28,901
	Chugai Ro Co., Ltd.	2,700	39,789
	Chugoku Bank, Ltd. (The)	2,700	23,606
	Chugoku Marine Paints, Ltd.	13,400	100,289
	Chukyo Bank, Ltd. (The)	3,900	78,866
	Chuo Gyorui Co., Ltd.	500	12,362
	CI Takiron Corp.	9,000	57,808
	Citizen Watch Co., Ltd.	97,600	485,702
	CKD Corp.	13,700	150,296
	CK-San-Etsu Co., Ltd.	400	10,476
	Cleanup Corp.	6,800	32,183
	CMK Corp.	16,000	91,317
	cocokara fine, Inc.	2,700	142,296
	Coco's Japan Co., Ltd.	1,900	25,749
*	COOKPAD, Inc.	13,400	37,626
	Cosel Co., Ltd.	7,900	78,337
	Cosmo Energy Holdings Co., Ltd.	16,700	344,235
	Cosmos Initia Co., Ltd.	2,700	12,372
	Create Medic Co., Ltd.	1,500	12,690
	Credit Saison Co., Ltd.	51,500	626,094
	Cross Plus, Inc.	1,000	5,649
	CTI Engineering Co., Ltd.	3,300	47,998
	Dai Nippon Toryo Co., Ltd.	7,200	64,932
	Daicel Corp.	48,600	411,256
	Dai-Dan Co., Ltd.	4,200	85,226
	Daido Kogyo Co., Ltd.	2,100	17,065
	Daido Metal Co., Ltd.	14,800	88,931
	Daido Steel Co., Ltd.	8,500	322,720
	Daihatsu Diesel Manufacturing Co., Ltd.	4,600	27,265
	Daihen Corp.	5,300	146,744

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiho Corp.	5,000	$124,230
	Daiichi Jitsugyo Co., Ltd.	2,600	71,290
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	53,137
	Dai-ichi Seiko Co., Ltd.	1,900	23,155
	Daiken Corp.	3,900	77,310
	Daiki Aluminium Industry Co., Ltd.	10,500	73,562
	Daikoku Denki Co., Ltd.	2,500	30,643
	Daikyonishikawa Corp.	8,700	71,608
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	96,606
	Daio Paper Corp.	19,800	236,484
	Daishi Hokuetsu Financial Group, Inc.	8,750	232,582
	Daishinku Corp.	1,700	18,604
	Daisue Construction Co., Ltd.	3,500	30,631
	Daito Bank, Ltd. (The)	2,700	13,582
	Daito Pharmaceutical Co., Ltd.	1,600	44,599
	Daitron Co., Ltd.	2,700	33,213
	DCM Holdings Co., Ltd.	32,700	308,573
	Denka Co., Ltd.	12,200	351,097
	Denyo Co., Ltd.	5,200	74,994
	Dexerials Corp.	17,000	112,142
	DIC Corp.	22,500	607,041
	DKK-Toa Corp.	3,400	25,626
	DKS Co., Ltd.	2,900	85,680
	Doshisha Co., Ltd.	6,800	105,967
	Doutor Nichires Holdings Co., Ltd.	9,300	171,211
*	Dream Incubator, Inc.	1,500	19,446
	DyDo Group Holdings, Inc.	2,600	102,147
	Eagle Industry Co., Ltd.	8,000	79,804
	Ebara Foods Industry, Inc.	1,400	27,251
	Ebara Jitsugyo Co., Ltd.	2,100	38,826
	EDION Corp.	22,000	208,603
	Ehime Bank, Ltd. (The)	10,200	101,850
	Eidai Co., Ltd.	8,000	25,397
	Eizo Corp.	4,900	179,708
	Elematec Corp.	5,800	54,463
	Endo Lighting Corp.	2,400	16,773
	Enplas Corp.	2,700	86,235
	Enshu, Ltd.	1,100	11,830
	ESPEC Corp.	4,900	100,705
	Excel Co., Ltd.	1,800	25,022
	Exedy Corp.	8,500	173,278
	FALCO HOLDINGS Co., Ltd.	2,300	33,902
	FCC Co., Ltd.	9,800	190,434
	Feed One Co., Ltd.	35,500	57,995
	Ferrotec Holdings Corp.	12,300	105,497
	FIDEA Holdings Co., Ltd.	59,200	65,261
	Fields Corp.	1,900	8,334
	First Bank of Toyama, Ltd. (The)	14,900	41,809
	First Brothers Co., Ltd.	1,800	17,861
	First Juken Co., Ltd.	2,300	26,526
	FJ Next Co., Ltd.	3,800	37,060
	Foster Electric Co., Ltd.	7,800	136,455
	France Bed Holdings Co., Ltd.	5,300	48,449
	F-Tech, Inc.	4,900	33,354
	Fudo Tetra Corp.	3,700	44,362
	Fuji Co., Ltd.	5,600	94,735
	Fuji Corp.	16,400	218,678
	Fuji Corp., Ltd.	6,900	46,346
	Fuji Oil Co., Ltd.	15,000	35,034

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Fujibo Holdings, Inc.	3,300	$79,930
Fujicco Co., Ltd.	3,700	66,725
Fujikura Composites, Inc.	6,200	24,213
Fujikura Kasei Co., Ltd.	7,900	43,085
Fujikura, Ltd.	78,400	286,792
Fujimori Kogyo Co., Ltd.	4,300	115,542
Fujisash Co., Ltd.	25,800	20,314
Fujitec Co., Ltd.	18,700	233,117
Fujitsu Frontech, Ltd.	4,300	37,790
Fujiya Co., Ltd.	2,300	40,829
FuKoKu Co., Ltd.	3,700	24,870
Fukuda Corp.	2,100	88,226
Fukuda Denshi Co., Ltd.	1,300	85,385
Fukui Bank, Ltd. (The)	6,300	80,272
Fukuoka Financial Group, Inc.	39,760	728,102
Fukushima Bank, Ltd. (The)	5,700	12,880
Fukuyama Transporting Co., Ltd.	4,700	176,968
Furukawa Battery Co., Ltd. (The)	3,000	17,887
Furukawa Co., Ltd.	10,300	134,412
Furukawa Electric Co., Ltd.	20,100	539,093
Furuno Electric Co., Ltd.	9,100	77,985
Furusato Industries, Ltd.	3,200	42,752
Fuso Pharmaceutical Industries, Ltd.	2,300	40,536
Futaba Industrial Co., Ltd.	17,000	117,939
Fuyo General Lease Co., Ltd.	5,900	350,169
Gakken Holdings Co., Ltd.	1,200	53,985
Gecoss Corp.	3,600	30,851
Geo Holdings Corp.	7,800	102,658
Geostr Corp.	6,400	18,889
Gfoot Co., Ltd.	4,400	26,278
GL Sciences, Inc.	2,600	35,652
Glory, Ltd.	15,300	404,016
Glosel Co., Ltd.	6,000	23,948
Godo Steel, Ltd.	3,100	58,212
Goldcrest Co., Ltd.	6,100	109,964
Grandy House Corp.	4,100	18,534
GS Yuasa Corp.	9,300	173,939
GSI Creos Corp.	900	10,390
G-Tekt Corp.	5,700	83,097
Gunma Bank, Ltd. (The)	101,400	349,333
Gunze, Ltd.	4,600	204,408
H2O Retailing Corp.	28,900	326,633
Hagihara Industries, Inc.	2,900	36,073
Hagiwara Electric Holdings Co., Ltd.	1,800	47,148
Hagoromo Foods Corp.	500	12,103
Hakudo Co., Ltd.	1,700	21,795
Hakuto Co., Ltd.	4,700	52,923
Hakuyosha Co., Ltd.	600	15,544
Hanwa Co., Ltd.	11,200	305,169
Happinet Corp.	5,000	60,013
Hard Off Corp. Co., Ltd.	3,900	26,361
Harima Chemicals Group, Inc.	4,400	46,401
Haruyama Holdings, Inc.	2,000	14,873
Haseko Corp.	74,200	803,785
Hazama Ando Corp.	53,200	366,728
Heiwa Real Estate Co., Ltd.	8,900	186,906
Heiwado Co., Ltd.	8,700	159,720
Hirakawa Hewtech Corp.	4,100	47,613
Hiroshima Bank, Ltd. (The)	76,500	365,615

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Hiroshima Electric Railway Co., Ltd.	3,200	$33,010
Hitachi Capital Corp.	16,100	329,716
Hitachi Zosen Corp.	53,500	191,858
Hochiki Corp.	4,300	53,564
Hodogaya Chemical Co., Ltd.	2,600	67,162
Hokkaido Coca-Cola Bottling Co., Ltd.	600	20,243
Hokkan Holdings, Ltd.	2,600	40,707
Hokko Chemical Industry Co., Ltd.	4,000	17,724
Hokkoku Bank, Ltd. (The)	6,700	186,113
Hokuetsu Corp.	39,600	196,512
Hokuhoku Financial Group, Inc.	37,700	377,725
Hokuriku Electric Industry Co., Ltd.	2,500	24,134
Hokuriku Electrical Construction Co., Ltd.	3,200	26,416
Honda Tsushin Kogyo Co., Ltd.	5,600	25,545
H-One Co., Ltd.	5,000	32,521
Honeys Holdings Co., Ltd.	4,100	49,665
Honshu Chemical Industry Co., Ltd.	1,200	12,999
Hoosiers Holdings	10,600	60,358
Hosiden Corp.	17,000	188,724
Hosokawa Micron Corp.	1,800	72,831
Howa Machinery, Ltd.	3,900	30,106
Hyakugo Bank, Ltd. (The)	65,400	191,774
Hyakujushi Bank, Ltd. (The)	6,600	131,358
Ibiden Co., Ltd.	36,000	641,824
IBJ Leasing Co., Ltd.	8,200	205,793
Ichiken Co., Ltd.	1,200	18,879
Ichinen Holdings Co., Ltd.	6,700	68,357
Ichiyoshi Securities Co., Ltd.	11,700	77,244
IDOM, Inc.	19,000	71,572
IHI Corp.	27,500	655,285
Iino Kaiun Kaisha, Ltd.	25,600	85,707
IJTT Co., Ltd.	6,900	32,978
Ikegami Tsushinki Co., Ltd.	800	7,763
Imagica Group, Inc.	6,500	32,383
Imasen Electric Industrial	4,400	35,665
Inaba Denki Sangyo Co., Ltd.	7,100	326,979
Inaba Seisakusho Co., Ltd.	3,800	48,526
Inabata & Co., Ltd.	13,400	174,367
Ines Corp.	8,400	89,489
Inui Global Logistics Co., Ltd.	3,600	29,006
I-O Data Device, Inc.	2,400	20,619
Iseki & Co., Ltd.	6,200	81,135
Isetan Mitsukoshi Holdings, Ltd.	74,300	590,677
Ishihara Sangyo Kaisha, Ltd.	10,300	109,428
Itochu Enex Co., Ltd.	13,800	111,671
Itochu-Shokuhin Co., Ltd.	1,600	65,526
Itoki Corp.	10,300	42,487
IwaiCosmo Holdings, Inc.	6,600	67,316
Iwaki & Co., Ltd.	6,000	26,724
Iwaki Co., Ltd.	1,500	16,423
Iwasaki Electric Co., Ltd.	1,300	15,785
Iwatani Corp.	8,900	293,789
Iyo Bank, Ltd. (The)	2,100	10,206
J Front Retailing Co., Ltd.	59,800	702,038
J Trust Co., Ltd.	22,400	97,851
Jaccs Co., Ltd.	7,400	147,176
Janome Sewing Machine Co., Ltd.	6,900	29,529
Japan Asia Group, Ltd.	6,900	21,420
Japan Aviation Electronics Industry, Ltd.	13,000	181,055

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Cash Machine Co., Ltd.	5,700	$56,678
*	Japan Display, Inc.	169,300	115,698
	Japan Oil Transportation Co., Ltd.	700	18,605
	Japan Pulp & Paper Co., Ltd.	3,300	111,044
	Japan Securities Finance Co., Ltd.	31,100	157,661
	Japan Steel Works, Ltd. (The)	18,500	322,117
	Japan Transcity Corp.	10,000	45,685
	Japan Wool Textile Co., Ltd. (The)	13,100	108,338
	Jimoto Holdings, Inc.	50,500	45,353
	JK Holdings Co., Ltd.	2,700	13,627
	JMS Co., Ltd.	5,000	36,686
	Joban Kosan Co., Ltd.	2,000	30,341
	J-Oil Mills, Inc.	2,900	103,979
	Joshin Denki Co., Ltd.	5,300	101,121
	JSP Corp.	3,800	66,033
	Juki Corp.	9,300	83,977
	Juroku Bank, Ltd. (The)	9,300	189,614
	JVCKenwood Corp.	53,400	119,423
	Kaga Electronics Co., Ltd.	6,100	92,800
	Kamei Corp.	5,900	60,086
	Kanaden Corp.	5,000	64,069
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	43,979
	Kanamoto Co., Ltd.	7,200	185,073
	Kandenko Co., Ltd.	13,700	119,450
	Kaneko Seeds Co., Ltd.	1,700	19,942
	Kanematsu Corp.	22,100	253,551
	Kansai Mirai Financial Group, Inc.	17,895	120,183
	Kansai Super Market, Ltd.	3,800	37,857
	Kanto Denka Kogyo Co., Ltd.	11,000	75,162
	Kasai Kogyo Co., Ltd.	7,400	60,717
	Katakura & Co-op Agri Corp.	1,200	12,015
	Kato Sangyo Co., Ltd.	6,500	191,815
	Kato Works Co., Ltd.	3,400	60,692
	KAWADA TECHNOLOGIES, Inc.	1,400	96,003
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,000	56,040
*	Kawasaki Kisen Kaisha, Ltd.	19,500	249,116
	Kawata Manufacturing Co., Ltd.	1,900	17,944
	Keihin Corp.	13,300	184,599
	Keiyo Bank, Ltd. (The)	30,100	183,197
	Keiyo Co., Ltd.	9,800	42,484
	Kenko Mayonnaise Co., Ltd.	4,000	91,400
	KFC, Ltd.	700	10,914
	Kimura Unity Co., Ltd.	1,300	12,444
*	Kinki Sharyo Co., Ltd. (The)	800	12,397
	Kintetsu World Express, Inc.	10,300	138,118
	Kirindo Holdings Co., Ltd.	1,200	19,481
	Kitagawa Corp.	2,800	54,142
	Kita-Nippon Bank, Ltd. (The)	2,100	34,798
	Kitano Construction Corp.	1,200	28,832
	Kitz Corp.	15,000	101,917
	Kiyo Bank, Ltd. (The)	19,300	251,359
*	KNT-CT Holdings Co., Ltd.	3,500	42,234
	Koa Corp.	5,700	68,616
	Koatsu Gas Kogyo Co., Ltd.	9,700	74,268
	Kobe Steel, Ltd.	100,700	646,120
	Kohnan Shoji Co., Ltd.	7,000	152,584
	Kohsoku Corp.	2,700	30,952
*	Kojima Co., Ltd.	7,900	34,421
	Kokusai Co., Ltd.	2,400	15,981

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kokuyo Co., Ltd.	18,700	$252,228
	KOMAIHALTEC, Inc.	1,200	17,862
	Komatsu Matere Co., Ltd.	8,600	61,175
	Komatsu Wall Industry Co., Ltd.	1,800	31,692
	Komehyo Co., Ltd.	2,800	30,214
	Komeri Co., Ltd.	9,400	193,106
	Konaka Co., Ltd.	7,500	28,832
	Kondotec, Inc.	4,200	35,636
	Konishi Co., Ltd.	1,500	21,359
	Konoike Transport Co., Ltd.	8,200	126,871
*	Kosaido Co., Ltd.	6,500	42,643
	Krosaki Harima Corp.	1,200	65,810
	KRS Corp.	1,800	32,524
	KU Holdings Co., Ltd.	2,600	20,730
	Kumagai Gumi Co., Ltd.	2,300	61,487
	Kumiai Chemical Industry Co., Ltd.	27,200	223,438
	Kurabo Industries, Ltd.	4,600	88,664
	Kureha Corp.	4,900	324,600
	Kurimoto, Ltd.	3,400	46,056
	Kuriyama Holdings Corp.	2,000	16,156
*	KYB Corp.	6,300	178,788
	Kyodo Printing Co., Ltd.	2,200	57,203
	Kyoei Steel, Ltd.	6,900	116,871
	Kyokuto Boeki Kaisha, Ltd.	1,300	21,207
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	115,989
	Kyokuto Securities Co., Ltd.	7,000	58,776
	Kyokuyo Co., Ltd.	2,400	67,216
	KYORIN Holdings, Inc.	9,600	161,481
	Kyoritsu Printing Co., Ltd.	3,700	6,201
	Kyosan Electric Manufacturing Co., Ltd.	12,300	42,305
	Kyowa Electronic Instruments Co., Ltd.	6,500	24,986
	Kyowa Leather Cloth Co., Ltd.	4,900	35,349
	Kyushu Financial Group, Inc.	3,100	11,765
	Kyushu Leasing Service Co., Ltd.	2,800	15,708
	Land Business Co., Ltd.	3,000	21,192
*	Leopalace21 Corp.	73,600	154,019
	Lintec Corp.	10,400	218,824
	LIXIL VIVA Corp.	3,700	44,966
	Lonseal Corp.	700	10,820
	Look Holdings, Inc.	1,800	19,551
	Macnica Fuji Electronics Holdings, Inc.	15,100	209,502
	Maeda Corp.	4,300	32,216
	Maeda Road Construction Co., Ltd.	1,000	21,220
	Makino Milling Machine Co., Ltd.	6,900	287,648
	Marubun Corp.	5,500	29,498
	Marudai Food Co., Ltd.	6,100	114,009
	Marufuji Sheet Piling Co., Ltd.	600	12,228
	Maruka Corp.	2,200	38,744
	Maruwa Co., Ltd.	1,400	86,107
	Maruyama Manufacturing Co., Inc.	1,100	11,570
	Maruzen CHI Holdings Co., Ltd.	3,000	10,433
	Maruzen Showa Unyu Co., Ltd.	2,900	86,148
	Matsuda Sangyo Co., Ltd.	4,300	60,642
	Max Co., Ltd.	7,400	116,716
	Maxell Holdings, Ltd.	15,300	195,598
	Maxvalu Tokai Co., Ltd.	1,200	21,516
	Mebuki Financial Group, Inc.	263,780	650,870
	Megachips Corp.	3,200	47,758
	Megmilk Snow Brand Co., Ltd.	10,200	217,963

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	9,900	$152,612
	Meiji Electric Industries Co., Ltd.	2,000	25,191
	Meiji Shipping Co., Ltd.	2,800	8,072
	Meisei Industrial Co., Ltd.	10,700	73,913
	Meiwa Corp.	7,300	25,349
	Meiwa Estate Co., Ltd.	2,900	15,041
	Mercuria Investment Co., Ltd.	3,100	20,795
	Michinoku Bank, Ltd. (The)	5,400	83,876
	Micronics Japan Co., Ltd.	7,700	73,476
	Mikuni Corp.	6,100	20,538
	Mimaki Engineering Co., Ltd.	2,200	11,930
	Mimasu Semiconductor Industry Co., Ltd.	4,400	73,090
	Ministop Co., Ltd.	4,600	62,824
	Mirait Holdings Corp.	16,410	242,284
	Misawa Homes Co., Ltd.	6,800	66,387
	Mitani Corp.	1,500	74,212
	Mitani Sangyo Co., Ltd.	7,800	20,114
	Mitani Sekisan Co., Ltd.	400	10,962
	Mito Securities Co., Ltd.	18,500	33,867
	Mitsuba Corp.	11,500	68,426
	Mitsubishi Gas Chemical Co., Inc.	31,400	417,855
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	26,375
	Mitsubishi Logistics Corp.	17,800	473,391
	Mitsubishi Materials Corp.	23,400	643,631
	Mitsubishi Paper Mills, Ltd.	7,800	40,546
	Mitsubishi Research Institute, Inc.	1,800	65,951
	Mitsubishi Shokuhin Co., Ltd.	4,300	108,119
	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	52,532
	Mitsuboshi Belting, Ltd.	6,100	111,836
*	Mitsui E&S Holdings Co., Ltd.	24,600	215,576
	Mitsui High-Tec, Inc.	5,100	59,957
	Mitsui Matsushima Holdings Co., Ltd.	1,600	19,028
	Mitsui Mining & Smelting Co., Ltd.	17,500	402,059
	Mitsui OSK Lines, Ltd.	37,300	914,821
	Mitsui Sugar Co., Ltd.	4,600	98,132
	Mitsui-Soko Holdings Co., Ltd.	5,900	83,600
	Mixi, Inc.	11,600	219,169
	Miyaji Engineering Group, Inc.	1,600	25,812
	Miyazaki Bank, Ltd. (The)	4,600	110,720
	Miyoshi Oil & Fat Co., Ltd.	1,800	18,030
	Mizuno Corp.	6,100	140,016
	Modec, Inc.	6,400	169,861
	Monex Group, Inc.	42,200	125,297
	MORESCO Corp.	2,000	26,673
	Morinaga Milk Industry Co., Ltd.	10,200	395,819
	Morito Co., Ltd.	4,900	36,471
	Mory Industries, Inc.	1,800	32,503
	MrMax Holdings, Ltd.	8,500	34,878
	Mugen Estate Co., Ltd.	4,100	21,272
	Musashi Seimitsu Industry Co., Ltd.	9,500	124,306
	Musashino Bank, Ltd. (The)	8,600	166,118
	Nachi-Fujikoshi Corp.	4,100	172,517
	Nadex Co., Ltd.	800	6,405
	Nafco Co., Ltd.	1,700	22,030
	Nagano Bank, Ltd. (The)	2,800	43,937
	Nagano Keiki Co., Ltd.	4,200	29,869
	Nagase & Co., Ltd.	33,200	483,700
	Nakabayashi Co., Ltd.	4,000	20,127
	Nakamuraya Co., Ltd.	900	35,232

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakano Corp.	3,000	$11,738
	Nakayama Steel Works, Ltd.	8,000	35,241
	Nakayamafuku Co., Ltd.	4,300	20,853
	Nanto Bank, Ltd. (The)	8,500	182,522
	Natori Co., Ltd.	1,100	16,021
	NEC Capital Solutions, Ltd.	2,600	47,180
	Neturen Co., Ltd.	10,100	77,885
	NHK Spring Co., Ltd.	49,600	388,949
	Nicca Chemical Co., Ltd.	1,600	12,519
*	Nice Holdings, Inc.	1,200	6,701
	Nichias Corp.	10,800	193,436
	Nichicon Corp.	14,900	122,619
	Nichiden Corp.	3,900	68,432
	Nichiha Corp.	5,700	148,675
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	144,377
	Nichirin Co., Ltd.	2,750	39,730
*	Nihon Dempa Kogyo Co., Ltd.	3,100	13,682
	Nihon Denkei Co., Ltd.	1,400	18,145
	Nihon Eslead Corp.	2,300	36,064
	Nihon Flush Co., Ltd.	2,000	53,622
	Nihon House Holdings Co., Ltd.	13,000	52,639
	Nihon Nohyaku Co., Ltd.	14,600	61,619
	Nihon Parkerizing Co., Ltd.	10,700	119,226
	Nihon Plast Co., Ltd.	4,500	28,650
	Nihon Tokushu Toryo Co., Ltd.	3,100	37,137
	Nihon Yamamura Glass Co., Ltd.	2,700	34,434
	Niitaka Co., Ltd.	800	10,726
	Nikkato Corp.	2,400	14,760
	Nikkiso Co., Ltd.	14,700	188,138
	Nikkon Holdings Co., Ltd.	12,000	280,412
	Nippo Corp.	17,000	323,873
	Nippon Carbide Industries Co., Inc.	2,300	27,963
	Nippon Chemical Industrial Co., Ltd.	1,800	34,881
	Nippon Chemi-Con Corp.	5,000	76,526
	Nippon Chemiphar Co., Ltd.	500	13,057
	Nippon Coke & Engineering Co., Ltd.	52,300	44,997
	Nippon Concrete Industries Co., Ltd.	17,600	45,248
	Nippon Denko Co., Ltd.	35,700	61,319
	Nippon Densetsu Kogyo Co., Ltd.	9,900	189,678
	Nippon Dry-Chemical Co., Ltd.	1,400	14,590
	Nippon Electric Glass Co., Ltd.	27,400	612,755
	Nippon Filcon Co., Ltd.	3,100	13,781
	Nippon Flour Mills Co., Ltd.	14,200	223,946
	Nippon Kayaku Co., Ltd.	28,700	337,455
	Nippon Kinzoku Co., Ltd.	900	7,137
	Nippon Kodoshi Corp.	800	10,839
	Nippon Koei Co., Ltd.	3,200	70,201
	Nippon Light Metal Holdings Co., Ltd.	186,000	340,024
	Nippon Paper Industries Co., Ltd.	29,800	525,409
	Nippon Pillar Packing Co., Ltd.	6,900	66,551
	Nippon Piston Ring Co., Ltd.	2,200	28,016
	Nippon Road Co., Ltd. (The)	2,100	116,827
	Nippon Seisen Co., Ltd.	1,200	29,262
	Nippon Sheet Glass Co., Ltd.	26,700	166,971
	Nippon Signal Co., Ltd.	14,500	160,937
	Nippon Soda Co., Ltd.	7,500	188,637
	Nippon Steel Trading Corp.	4,700	188,630
	Nippon Thompson Co., Ltd.	17,000	77,854
	Nippon View Hotel Co., Ltd.	600	8,057

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Yakin Kogyo Co., Ltd.	44,000	$84,141
Nippon Yusen K.K.	49,800	829,693
Nipro Corp.	19,800	219,502
Nishimatsu Construction Co., Ltd.	17,800	336,324
Nishimatsuya Chain Co., Ltd.	14,000	112,871
Nishimoto Co., Ltd.	400	14,375
Nishi-Nippon Financial Holdings, Inc.	43,100	304,458
Nishio Rent All Co., Ltd.	4,800	134,187
Nissan Shatai Co., Ltd.	18,400	153,888
Nissan Tokyo Sales Holdings Co., Ltd.	4,700	12,094
Nissei Plastic Industrial Co., Ltd.	3,700	35,669
Nissha Co., Ltd.	8,000	92,719
Nisshin Fudosan Co.	7,500	32,146
Nisshin Oillio Group, Ltd. (The)	7,100	206,890
Nisshinbo Holdings, Inc.	50,604	394,021
Nissin Corp.	4,100	65,525
Nissin Electric Co., Ltd.	14,600	167,738
Nissin Kogyo Co., Ltd.	12,400	170,395
Nitta Corp.	5,600	154,411
Nitta Gelatin, Inc.	3,800	24,754
Nittetsu Mining Co., Ltd.	1,600	69,334
Nitto Boseki Co., Ltd.	6,500	146,086
Nitto Fuji Flour Milling Co., Ltd.	400	23,816
Nitto Kogyo Corp.	7,100	135,177
Nitto Kohki Co., Ltd.	3,400	68,095
Nitto Seiko Co., Ltd.	8,700	45,504
Nittoc Construction Co., Ltd.	2,000	10,955
Noda Corp.	1,700	11,778
NOK Corp.	27,700	406,668
Noritake Co., Ltd.	3,000	116,869
Noritsu Koki Co., Ltd.	6,100	106,487
Noritz Corp.	10,000	122,396
North Pacific Bank, Ltd.	85,900	191,515
Nozawa Corp.	1,400	8,812
NS United Kaiun Kaisha, Ltd.	2,900	64,290
NTN Corp.	135,100	374,905
NuFlare Technology, Inc.	1,300	91,822
Odelic Co., Ltd.	1,100	40,472
Oenon Holdings, Inc.	8,600	30,315
Ogaki Kyoritsu Bank, Ltd. (The)	11,000	236,600
Ohara, Inc.	2,000	26,477
Ohmoto Gumi Co., Ltd.	200	9,033
OIE Sangyo Co., Ltd.	200	2,358
Oiles Corp.	6,700	95,068
Oita Bank, Ltd. (The)	4,300	121,843
Okabe Co., Ltd.	10,500	80,759
Okada Aiyon Corp.	1,100	12,747
Okamura Corp.	11,100	108,208
Okasan Securities Group, Inc.	44,400	158,710
Oki Electric Industry Co., Ltd.	10,200	135,669
OKUMA Corp.	7,200	374,333
Okumura Corp.	8,700	247,879
Okura Industrial Co., Ltd.	1,800	28,875
Okuwa Co., Ltd.	7,000	69,167
Olympic Group Corp.	2,600	15,662
ONO Sokki Co., Ltd.	3,300	15,684
Onoken Co., Ltd.	5,000	62,858
Onward Holdings Co., Ltd.	31,200	160,010
Organo Corp.	2,400	84,981

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	82,300	$96,313
	Origin Co., Ltd.	1,300	17,121
	Osaka Organic Chemical Industry, Ltd.	3,700	34,362
	Osaka Soda Co., Ltd.	3,900	95,053
	Osaki Electric Co., Ltd.	12,400	74,495
	OSJB Holdings Corp.	12,500	28,233
	OUG Holdings, Inc.	600	14,902
	Ozu Corp.	1,300	20,709
	Pacific Industrial Co., Ltd.	12,200	171,718
	Pacific Metals Co., Ltd.	2,600	49,293
	Pack Corp. (The)	3,500	105,692
	Paltek Corp.	2,400	11,756
	Parco Co., Ltd.	7,500	82,093
	Parker Corp.	2,000	9,069
	PC Depot Corp.	13,300	55,573
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	30,124
	Penta-Ocean Construction Co., Ltd.	63,500	307,504
	Pickles Corp.	1,300	27,730
	Piolax, Inc.	8,300	148,824
	Press Kogyo Co., Ltd.	29,000	131,057
	Pressance Corp.	10,400	144,757
	Prima Meat Packers, Ltd.	1,900	35,570
	Proto Corp.	7,200	74,914
	PS Mitsubishi Construction Co., Ltd.	10,400	59,959
	Punch Industry Co., Ltd.	4,100	20,912
	Raiznext Corp.	10,900	115,979
	Rasa Corp.	1,900	14,348
	Rasa Industries, Ltd.	1,600	21,688
	Raysum Co., Ltd.	4,400	41,720
	Rengo Co., Ltd.	52,900	401,702
	Restar Holdings Corp.	4,500	67,647
	Retail Partners Co., Ltd.	5,400	60,505
	Riberesute Corp.	2,000	15,105
	Ricoh Leasing Co., Ltd.	4,800	147,422
	Right On Co., Ltd.	6,100	40,008
	Riken Corp.	2,600	101,201
	Riken Keiki Co., Ltd.	4,100	72,568
	Riken Technos Corp.	11,500	53,766
	Riken Vitamin Co., Ltd.	1,400	43,951
	Rion Co., Ltd.	1,200	26,444
	Rix Corp.	600	8,635
	Roland DG Corp.	3,200	67,105
	Ryobi, Ltd.	7,300	135,310
	Ryoden Corp.	4,800	71,769
	Ryosan Co., Ltd.	2,600	63,492
	S LINE Co., Ltd.	1,800	15,982
	Sac's Bar Holdings, Inc.	2,500	21,601
	Sakai Chemical Industry Co., Ltd.	4,000	91,925
	Sakai Heavy Industries, Ltd.	700	18,872
	Sakai Ovex Co., Ltd.	1,400	23,642
	Sakata INX Corp.	11,400	114,463
	Sala Corp.	16,900	90,266
	SAMTY Co., Ltd.	4,500	71,678
	San Holdings, Inc.	1,100	23,197
	San ju San Financial Group, Inc.	4,330	64,323
	San-A Co., Ltd.	2,800	112,413
	San-Ai Oil Co., Ltd.	16,300	156,814
*	Sanden Holdings Corp.	4,900	23,295
	Sanei Architecture Planning Co., Ltd.	3,100	43,194

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-In Godo Bank, Ltd. (The)	41,300	$249,475
	Sanken Electric Co., Ltd.	6,600	137,959
	Sanki Engineering Co., Ltd.	12,700	143,052
	Sanko Gosei, Ltd.	2,000	6,790
	Sanko Metal Industrial Co., Ltd.	1,000	22,383
	Sankyo Tateyama, Inc.	7,700	86,395
	Sanoh Industrial Co., Ltd.	7,100	33,138
	Sansei Landic Co., Ltd.	1,300	8,930
	Sansei Technologies, Inc.	800	8,592
	Sansha Electric Manufacturing Co., Ltd.	4,900	33,981
	Sanshin Electronics Co., Ltd.	1,700	28,479
	Sanyo Chemical Industries, Ltd.	3,500	166,337
	Sanyo Denki Co., Ltd.	2,800	121,073
	Sanyo Housing Nagoya Co., Ltd.	2,800	25,053
	Sanyo Special Steel Co., Ltd.	4,600	63,048
	Sanyo Trading Co., Ltd.	2,300	51,528
	Sapporo Holdings, Ltd.	16,100	363,142
	Sato Shoji Corp.	5,000	40,521
	Satori Electric Co., Ltd.	4,200	34,005
	Sawada Holdings Co., Ltd.	6,000	49,319
	Saxa Holdings, Inc.	1,300	24,598
	Scroll Corp.	8,200	25,556
	SEC Carbon, Ltd.	600	53,845
	Secom Joshinetsu Co., Ltd.	945	30,588
	Seika Corp.	3,500	43,772
	Seikitokyu Kogyo Co., Ltd.	9,900	60,727
	Seiko Holdings Corp.	7,700	149,572
	Seiko PMC Corp.	2,300	16,124
	Seino Holdings Co., Ltd.	44,600	555,522
	Seiren Co., Ltd.	1,500	20,649
	Sekisui Plastics Co., Ltd.	8,100	56,645
	Senko Group Holdings Co., Ltd.	31,900	249,924
	Senshu Electric Co., Ltd.	2,300	57,083
	Senshu Ikeda Holdings, Inc.	78,000	143,089
*	Senshukai Co., Ltd.	7,900	23,191
	Shibaura Electronics Co., Ltd.	600	16,116
	Shibaura Mechatronics Corp.	900	25,527
	Shibusawa Warehouse Co., Ltd. (The)	3,100	51,742
	Shiga Bank, Ltd. (The)	13,200	291,111
	Shikibo, Ltd.	2,500	22,805
	Shikoku Bank, Ltd. (The)	11,200	96,597
	Shikoku Chemicals Corp.	9,600	100,723
	Shima Seiki Manufacturing, Ltd.	7,100	207,508
	Shimachu Co., Ltd.	8,600	189,780
	Shimamura Co., Ltd.	500	35,354
	Shimizu Bank, Ltd. (The)	3,400	57,950
	Shimojima Co., Ltd.	2,900	29,233
	Shin Nippon Air Technologies Co., Ltd.	700	11,435
	Shin Nippon Biomedical Laboratories, Ltd.	4,500	30,222
	Shinagawa Refractories Co., Ltd.	1,700	44,888
	Shindengen Electric Manufacturing Co., Ltd.	2,400	77,906
	Shin-Etsu Polymer Co., Ltd.	13,600	95,660
	Shinko Electric Industries Co., Ltd.	23,000	184,958
	Shinko Shoji Co., Ltd.	4,900	86,245
	Shinmaywa Industries, Ltd.	10,900	136,245
	Shinnihon Corp.	7,700	60,529
	Shinoken Group Co., Ltd.	5,100	37,369
	Shinsei Bank, Ltd.	48,800	737,123
	Shinsho Corp.	1,500	31,389

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Shizuki Electric Co., Inc.	3,000	$16,034
Shizuoka Gas Co., Ltd.	14,200	109,747
Shofu, Inc.	3,200	40,824
Showa Aircraft Industry Co., Ltd.	2,200	26,584
Showa Corp.	14,200	191,013
Showa Sangyo Co., Ltd.	3,400	95,896
Sigma Koki Co., Ltd.	900	9,777
Sinanen Holdings Co., Ltd.	2,300	37,506
Sinfonia Technology Co., Ltd.	7,000	80,232
Sinko Industries, Ltd.	5,300	75,747
SK-Electronics Co., Ltd.	3,000	64,518
SKY Perfect JSAT Holdings, Inc.	43,800	172,825
SMK Corp.	1,500	36,912
Soda Nikka Co., Ltd.	6,400	33,214
Sodick Co., Ltd.	13,600	121,787
Soken Chemical & Engineering Co., Ltd.	1,600	23,835
Space Co., Ltd.	2,320	24,687
Space Value Holdings Co., Ltd.	7,300	33,860
SPK Corp.	600	14,423
St Marc Holdings Co., Ltd.	2,000	42,470
Starzen Co., Ltd.	2,200	84,680
St-Care Holding Corp.	1,600	7,490
Step Co., Ltd.	900	12,595
Subaru Enterprise Co., Ltd.	400	22,630
Sugimoto & Co., Ltd.	3,600	63,831
Sumida Corp.	7,600	80,202
Suminoe Textile Co., Ltd.	1,700	45,730
Sumitomo Bakelite Co., Ltd.	1,900	64,633
Sumitomo Densetsu Co., Ltd.	4,600	81,545
Sumitomo Forestry Co., Ltd.	36,400	455,620
Sumitomo Mitsui Construction Co., Ltd.	19,700	104,715
Sumitomo Osaka Cement Co., Ltd.	5,400	206,230
Sumitomo Precision Products Co., Ltd.	600	15,128
Sumitomo Riko Co., Ltd.	12,000	93,122
Sumitomo Rubber Industries, Ltd.	51,754	564,924
Sumitomo Seika Chemicals Co., Ltd.	2,600	81,218
Sun Frontier Fudousan Co., Ltd.	9,100	92,524
Suncall Corp.	7,300	33,742
Sun-Wa Technos Corp.	2,500	17,881
Suzuki Co., Ltd.	3,000	17,554
SWCC Showa Holdings Co., Ltd.	8,500	67,623
T Hasegawa Co., Ltd.	10,400	183,885
T RAD Co., Ltd.	1,700	28,926
T&K Toka Co., Ltd.	6,700	59,741
Tachibana Eletech Co., Ltd.	5,300	82,197
Tachikawa Corp.	2,800	34,448
Tachi-S Co., Ltd.	8,500	108,922
Tadano, Ltd.	27,900	250,859
Taihei Dengyo Kaisha, Ltd.	5,000	103,304
Taiheiyo Cement Corp.	10,900	306,130
Taiheiyo Kouhatsu, Inc.	1,500	10,410
Taiho Kogyo Co., Ltd.	6,200	44,066
Taikisha, Ltd.	6,700	199,832
Taiko Bank, Ltd. (The)	2,400	40,640
Taisei Lamick Co., Ltd.	1,100	29,269
Taiyo Yuden Co., Ltd.	33,600	664,610
Takachiho Koheki Co., Ltd.	1,600	15,639
Takamatsu Construction Group Co., Ltd.	4,100	86,132
Takamatsu Machinery Co., Ltd.	2,400	18,695

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Takaoka Toko Co., Ltd.	3,700	$40,577
Takara Leben Co., Ltd.	22,200	77,485
Takara Standard Co., Ltd.	10,400	163,026
Takasago International Corp.	4,100	112,529
Takasago Thermal Engineering Co., Ltd.	2,500	38,596
Takashima & Co., Ltd.	700	10,779
Takashimaya Co., Ltd.	46,900	537,982
Take And Give Needs Co., Ltd.	2,900	27,008
TAKEBISHI Corp.	2,800	36,997
Takeei Corp.	6,700	60,209
Takihyo Co., Ltd.	1,600	27,328
Takisawa Machine Tool Co., Ltd.	1,800	23,381
Tamron Co., Ltd.	4,000	89,503
Tamura Corp.	23,300	131,213
Tatsuta Electric Wire and Cable Co., Ltd.	11,500	50,752
Tayca Corp.	4,400	92,543
Tbk Co., Ltd.	9,300	34,051
TECHNO ASSOCIE Co., Ltd.	1,200	14,088
Techno Smart Corp.	1,500	9,287
Teijin, Ltd.	53,200	920,396
Tekken Corp.	3,900	103,625
THK Co., Ltd.	4,700	118,450
Tigers Polymer Corp.	2,700	13,953
Toa Corp.	6,000	65,736
Toa Corp.	4,300	55,850
Toa Oil Co., Ltd.	2,000	34,466
TOA ROAD Corp.	1,700	52,549
Tobishima Corp.	5,740	66,387
TOC Co., Ltd.	12,300	78,147
Tochigi Bank, Ltd. (The)	31,600	51,650
Toda Corp.	4,300	23,554
Toda Kogyo Corp.	1,200	25,037
Toenec Corp.	3,000	87,831
Toho Acetylene Co., Ltd.	1,200	14,283
Toho Bank, Ltd. (The)	56,100	134,636
Toho Chemical Industry Co., Ltd.	3,000	14,914
Toho Co., Ltd.	2,100	37,877
Toho Holdings Co., Ltd.	10,200	226,814
Toho Zinc Co., Ltd.	4,600	98,405
Tohoku Bank, Ltd. (The)	2,800	26,673
Tokai Lease Co., Ltd.	800	12,628
Tokai Rika Co., Ltd.	17,000	278,466
Tokai Tokyo Financial Holdings, Inc.	67,300	204,200
Token Corp.	2,400	137,773
Tokushu Tokai Paper Co., Ltd.	2,500	85,927
Tokyo Dome Corp.	23,200	213,498
Tokyo Electron Device, Ltd.	2,200	41,358
Tokyo Energy & Systems, Inc.	8,100	69,708
Tokyo Keiki, Inc.	3,800	33,575
Tokyo Kiraboshi Financial Group, Inc.	9,800	131,052
Tokyo Ohka Kogyo Co., Ltd.	10,000	338,183
Tokyo Rakutenchi Co., Ltd.	900	42,799
Tokyo Rope Manufacturing Co., Ltd.	4,200	35,173
Tokyo Sangyo Co., Ltd.	4,000	18,189
Tokyo Seimitsu Co., Ltd.	11,300	316,870
Tokyo Steel Manufacturing Co., Ltd.	14,400	109,384
Tokyo Tatemono Co., Ltd.	63,100	736,255
Tokyo Tekko Co., Ltd.	3,900	49,640
Tokyo Theatres Co., Inc.	3,000	37,409

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Construction Co., Ltd.	14,500	$99,178
	Tokyu Recreation Co., Ltd.	600	27,296
	Toli Corp.	12,400	28,958
	Tomato Bank, Ltd.	3,100	29,615
	Tomen Devices Corp.	800	16,991
	Tomoe Corp.	6,700	24,630
	Tomoe Engineering Co., Ltd.	2,300	50,530
	Tomoegawa Co., Ltd.	1,400	12,345
	Tomoku Co., Ltd.	3,200	51,716
	TOMONY Holdings, Inc.	44,100	143,363
	Tonami Holdings Co., Ltd.	1,600	83,200
	Toppan Forms Co., Ltd.	14,800	128,925
	Topre Corp.	9,300	139,510
	Topy Industries, Ltd.	4,300	91,655
	Torex Semiconductor, Ltd.	2,500	27,112
	Torishima Pump Manufacturing Co., Ltd.	5,200	48,034
	Tosei Corp.	9,200	96,745
	Toshiba Machine Co., Ltd.	6,300	138,582
	Totech Corp.	600	13,097
	Tottori Bank, Ltd. (The)	3,000	39,583
	Towa Bank, Ltd. (The)	9,700	64,272
	Towa Corp.	8,100	63,786
	Toyo Construction Co., Ltd.	24,700	97,220
	Toyo Denki Seizo K.K.	1,900	26,590
*	Toyo Engineering Corp.	4,800	24,710
	Toyo Ink SC Holdings Co., Ltd.	11,100	242,522
	Toyo Kanetsu K.K.	2,900	51,679
	Toyo Logistics Co., Ltd.	6,200	18,090
	Toyo Machinery & Metal Co., Ltd.	5,300	28,224
	Toyo Securities Co., Ltd.	18,000	20,338
	Toyo Tanso Co., Ltd.	4,200	80,651
	Toyo Tire Corp	29,300	382,757
	Toyo Wharf & Warehouse Co., Ltd.	1,800	22,752
	Toyobo Co., Ltd.	28,600	356,895
	Toyoda Gosei Co., Ltd.	19,200	353,103
	Toyota Boshoku Corp.	16,000	224,611
	TPR Co., Ltd.	6,800	117,763
	TS Tech Co., Ltd.	7,000	192,704
	Tsubakimoto Chain Co.	7,600	248,976
	Tsubakimoto Kogyo Co., Ltd.	1,000	30,645
	Tsudakoma Corp.	800	10,164
	Tsugami Corp.	15,100	121,459
	Tsukada Global Holdings, Inc.	5,400	27,304
	Tsukishima Kikai Co., Ltd.	7,700	91,066
	Tsukuba Bank, Ltd.	24,100	37,355
	Tsurumi Manufacturing Co., Ltd.	5,300	89,365
	Tv Tokyo Holdings Corp.	3,900	82,554
	UACJ Corp.	10,100	165,138
	Ube Industries, Ltd.	32,800	682,911
	Uchida Yoko Co., Ltd.	3,200	99,544
	Uchiyama Holdings Co., Ltd.	2,100	10,020
	Ueki Corp.	500	10,470
	Ulvac, Inc.	12,100	506,471
	Uniden Holdings Corp.	2,100	36,409
	UNIMAT Retirement Community Co., Ltd.	1,300	20,545
	Union Tool Co.	1,800	53,704
	Unipres Corp.	12,400	201,880
	United Super Markets Holdings, Inc.	16,000	141,904
	UNITED, Inc.	2,300	29,615

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Urbanet Corp. Co., Ltd.	7,300	$23,080
	Utoc Corp.	3,300	14,684
	Valor Holdings Co., Ltd.	3,900	80,509
	Village Vanguard Co., Ltd.	1,200	10,968
	Vital KSK Holdings, Inc.	12,300	119,226
	Wacoal Holdings Corp.	9,300	225,606
	Wakachiku Construction Co., Ltd.	4,600	61,540
	Wakita & Co., Ltd.	11,300	113,224
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	61,291
	Watts Co., Ltd.	2,500	16,132
	Wood One Co., Ltd.	1,200	10,897
	W-Scope Corp.	3,100	33,824
	Xebio Holdings Co., Ltd.	8,300	91,901
	YAC Holdings Co., Ltd.	1,800	17,070
	Yachiyo Industry Co., Ltd.	3,600	20,903
	Yagi & Co., Ltd.	800	12,193
	Yahagi Construction Co., Ltd.	8,800	56,707
	YAMABIKO Corp.	11,300	95,820
	Yamagata Bank, Ltd. (The)	7,400	108,081
	Yamaguchi Financial Group, Inc.	64,828	452,602
*	Yamaha Motor Robotics Holdings Co., Ltd.	5,000	20,048
	Yamaichi Electronics Co., Ltd.	4,200	45,389
	Yamanashi Chuo Bank, Ltd. (The)	9,500	98,923
	Yamashina Corp.	27,600	18,438
	Yamatane Corp.	1,500	19,166
	Yamato Corp.	4,000	20,701
	Yamaya Corp.	1,800	37,542
	Yamazawa Co., Ltd.	800	12,281
	Yamazen Corp.	6,900	65,554
	Yashima Denki Co., Ltd.	4,000	32,590
	Yellow Hat, Ltd.	9,600	122,716
	Yokogawa Bridge Holdings Corp.	8,700	135,239
	Yokohama Reito Co., Ltd.	14,900	139,816
	Yokohama Rubber Co., Ltd. (The)	30,600	563,003
	Yondenko Corp.	1,000	24,911
	Yondoshi Holdings, Inc.	4,500	107,786
	Yorozu Corp.	6,400	84,042
	Yotai Refractories Co., Ltd.	5,200	27,202
	Yuasa Funashoku Co., Ltd.	500	16,603
	Yuasa Trading Co., Ltd.	4,500	126,831
	Yurtec Corp.	11,800	78,301
	Yushiro Chemical Industry Co., Ltd.	2,100	25,931
	Zaoh Co., Ltd.	1,700	20,873
	Zeon Corp.	42,000	485,722
	Zojirushi Corp.	11,500	138,539
TOTAL JAPAN			98,775,043
MALAYSIA — (0.8%)
	Duopharma Biotech Bhd	47,016	15,433
	Aeon Co. M Bhd	96,500	40,309
	AFFIN Bank Bhd	76,600	37,426
	AirAsia Group Bhd	278,600	131,864
	Alliance Bank Malaysia Bhd	160,800	143,035
	Allianz Malaysia Bhd	10,200	34,334
	AMMB Holdings Bhd	326,900	334,385
#	Ann Joo Resources Bhd	56,200	20,326
#*	Bahvest Resources Bhd	99,300	14,141
*	Berjaya Assets Bhd	139,400	9,754
*	Berjaya Corp. Bhd	507,733	31,958

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Berjaya Food Bhd	50,600	$19,822
	BIMB Holdings Bhd	54,400	55,081
	Boustead Holdings Bhd	106,008	29,235
#	Boustead Plantations Bhd	114,100	19,314
#*	Bumi Armada Bhd	415,900	22,954
	CAB Cakaran Corp. Bhd	55,500	6,633
	Cahya Mata Sarawak Bhd	111,300	76,506
*	Coastal Contracts Bhd	28,800	6,851
	Cypark Resources Bhd	32,250	11,198
	Dagang NeXchange Bhd	205,700	13,572
*	Dayang Enterprise Holdings Bhd	66,400	22,881
	DRB-Hicom Bhd	155,700	99,491
*	Eastern & Oriental Bhd	142,981	27,616
*	Eco World Development Group Bhd	232,300	44,095
	Engtex Group Bhd	77,300	12,895
#*	FGV Holdings Bhd	358,300	97,775
	Gadang Holdings Bhd	82,250	16,364
	Gamuda Bhd	391,100	350,472
	George Kent Malaysia Bhd	66,200	18,480
	GuocoLand Malaysia Bhd	51,700	8,997
#*	Hengyuan Refining Co. Bhd	19,200	23,215
	Hiap Teck Venture Bhd	209,200	11,319
	IGB Bhd	50,700	33,551
	IJM Corp. Bhd	585,600	329,555
	Insas Bhd	171,000	33,817
	IOI Properties Group Bhd	266,749	81,172
*	JAKS Resources Bhd	84,700	15,902
	Jaya Tiasa Holdings Bhd	64,000	7,519
	Kenanga Investment Bank Bhd	81,600	11,232
	Kerjaya Prospek Group Bhd	39,500	13,640
*	KNM Group Bhd	444,200	43,227
*	Kretam Holdings Bhd	135,700	12,456
*	Landmarks Bhd	79,900	11,603
	LBS Bina Group Bhd	119,020	15,257
	Lii Hen Industries Bhd	15,400	10,996
	Lotte Chemical Titan Holding Bhd	15,700	10,741
	Magni-Tech Industries Bhd	10,600	12,430
	Magnum Bhd	143,000	92,674
	Mah Sing Group Bhd	217,100	48,556
#	Malayan Flour Mills Bhd	85,950	13,895
	Malaysia Airports Holdings Bhd	158,800	321,663
	Malaysia Building Society Bhd	106,400	22,381
*	Malaysia Marine and Heavy Engineering Holdings Bhd	64,200	14,044
	Malaysian Pacific Industries Bhd	18,800	41,406
	Malaysian Resources Corp. Bhd	373,000	81,892
	Matrix Concepts Holdings Bhd	66,750	30,692
*	Media Prima Bhd	118,600	13,742
	Mega First Corp. Bhd	32,300	29,649
	MKH Bhd	42,400	12,407
#	MMC Corp. Bhd	147,400	39,165
*	MNRB Holdings Bhd	100,359	27,176
*	MPHB Capital Bhd	107,000	30,214
	Muda Holdings Bhd	36,200	14,472
*	Mudajaya Group Bhd	31,588	2,280
	Muhibbah Engineering M Bhd	57,500	37,291
#*	Mulpha International Bhd	20,120	10,273
	Paramount Corp. Bhd	41,580	15,203
#	Petron Malaysia Refining & Marketing Bhd	17,400	25,169
#	Pos Malaysia Bhd	108,200	45,241

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	RGB International Bhd	107,100	$5,286
	Sapura Energy Bhd	854,800	61,636
	Sarawak Oil Palms Bhd	45,385	25,112
	Sime Darby Bhd	29,200	15,443
	SP Setia Bhd Group	250,557	118,595
	Supermax Corp. Bhd	57,800	23,108
	Ta Ann Holdings Bhd	39,440	21,474
	TA Enterprise Bhd	239,700	37,132
	TA Global Bhd	119,500	7,227
	Taliworks Corp. Bhd	147,666	32,266
#	Tan Chong Motor Holdings Bhd	37,700	13,310
	Tropicana Corp. Bhd	108,634	22,610
	TSH Resources Bhd	96,200	21,190
	Tune Protect Group Bhd	80,800	13,538
	UEM Edgenta Bhd	59,000	42,986
	UEM Sunrise Bhd	347,300	67,076
	UMW Holdings Bhd	60,200	73,715
	United Malacca Bhd	15,200	18,782
	UOA Development Bhd	127,800	64,363
*	Velesto Energy Bhd	594,639	45,088
*	Vivocom International Holdings Bhd	574,167	2,094
*	Vizione Holdings Bhd	93,300	21,843
	VS Industry Bhd	246,200	71,221
	WCT Holdings Bhd	174,737	48,170
	YNH Property Bhd	52,616	35,607
	YTL Corp. Bhd	685,582	170,596
TOTAL MALAYSIA			4,499,782
MEXICO — (0.6%)
	ALEATICA S.A.B. de C.V.	24,175	20,802
	Alfa S.A.B. de C.V., Class A	568,712	492,629
	Alpek S.A.B. de C.V.	60,179	65,035
	Banco del Bajio SA	97,519	183,245
	Cemex S.A.B. de C.V.	32,135	11,436
	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	33,523	16,251
	Consorcio ARA S.A.B. de C.V.	158,657	33,116
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	31,901	31,229
	Corp. Actinver S.A.B. de C.V.	15,000	9,706
	Corpovael S.A. de C.V.	10,092	7,346
	Credito Real S.A.B. de C.V. SOFOM ER	85,399	97,726
	Cydsa S.A.B. de C.V.	1,721	2,151
*	Genomma Lab Internacional S.A.B. de C.V., Class B	119,715	109,447
	Gentera S.A.B. de C.V.	134,521	110,488
*	Grupo Aeromexico S.A.B. de C.V.	57,440	44,960
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	146,887
	Grupo Comercial Chedraui S.A. de C.V.	125,474	188,305
*	Grupo Famsa S.A.B. de C.V., Class A	33,963	9,942
	Grupo Herdez S.A.B. de C.V., Series *	24,708	51,830
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	10,036
	Grupo Industrial Saltillo S.A.B. de C.V.	27,431	27,197
	Grupo Sanborns S.A.B. de C.V.	56,188	60,106
*	Grupo Simec S.A.B. de C.V., Series B	17,895	51,826
	Grupo Televisa S.A.B.	25,986	49,223
*	Hoteles City Express S.A.B. de C.V.	61,700	61,398
	Industrias Bachoco S.A.B. de C.V., Series B	68,398	309,765
*	Industrias CH S.A.B. de C.V.	36,248	119,069
	Industrias Penoles S.A.B. de C.V.	12,471	114,729
*	La Comer S.A.B. de C.V.	133,504	160,229
	Mexichem S.A.B. de C.V.	14,900	27,228

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	$15,918
	Nemak S.A.B. de C.V.	128,545	58,692
	Organizacion Cultiba S.A.B. de C.V.	69,200	50,482
*	Organizacion Soriana S.A.B. de C.V., Class B	40,351	42,491
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	35,006	315,102
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,034	12,417
	Qualitas Controladora S.A.B. de C.V.	23,988	74,741
	Regional S.A.B. de C.V.	21,120	100,984
	TV Azteca S.A.B. de C.V.	207,678	16,906
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	11,458	24,137
	Vitro S.A.B. de C.V., Series A	22,198	49,779
TOTAL MEXICO			3,384,986
NETHERLANDS — (1.9%)
	Accell Group NV	3,667	87,510
	Aegon NV	127,531	628,463
	APERAM SA	14,890	367,967
	Arcadis NV	21,846	445,692
	ASM International NV	13,812	1,126,622
	ASR Nederland NV	44,759	1,681,887
*	BinckBank NV	11,130	78,023
	Boskalis Westminster	27,962	631,423
	Brunel International NV	4,689	66,853
	ForFarmers NV	5,755	45,246
*	Fugro NV	14,386	117,422
*	Heijmans NV	6,987	64,538
	Hunter Douglas NV	778	52,655
	Intertrust NV	18,628	355,837
	KAS Bank NV	2,750	38,080
	Kendrion NV	2,302	44,283
	Koninklijke BAM Groep NV	82,585	276,270
	Koninklijke Vopak NV	13,369	659,160
*	Lucas Bols NV	1,767	26,077
	Ordina NV	26,153	53,511
	Randstad NV	28,886	1,449,900
	SBM Offshore NV	44,899	888,421
	Signify NV	30,082	816,689
	TomTom NV	6,128	72,367
	Van Lanschot Kempen NV	3,533	72,141
TOTAL NETHERLANDS			10,147,037
NEW ZEALAND — (0.3%)
	Abano Healthcare Group, Ltd.	4,381	11,773
	Air New Zealand, Ltd.	129,552	230,632
	Arvida Group, Ltd.	57,191	51,377
	Briscoe Group, Ltd.	10,705	24,103
	Chorus, Ltd.	89,176	322,933
	Comvita, Ltd.	4,754	9,426
	Heartland Group Holdings, Ltd.	83,148	89,254
	Kathmandu Holdings, Ltd.	29,777	41,508
	Metlifecare, Ltd.	35,960	103,260
	NEW Zealand King Salmon Investments, Ltd.	7,515	9,156
	New Zealand Refining Co., Ltd. (The)	37,173	52,577
	NZME, Ltd.	15,550	5,840
	NZME, Ltd.	28,793	10,189
	Oceania Healthcare, Ltd.	54,811	37,327
	PGG Wrightson, Ltd.	27,472	9,931
	Sanford, Ltd.	7,981	35,077

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp., Ltd.	3,874	$11,567
	Skellerup Holdings, Ltd.	34,974	53,341
	SKY Network Television, Ltd.	66,134	55,042
	SKYCITY Entertainment Group, Ltd.	123,580	324,194
	Steel & Tube Holdings, Ltd.	30,627	18,877
	Summerset Group Holdings, Ltd.	43,592	161,311
	Tourism Holdings, Ltd.	20,114	54,024
*	TOWER, Ltd.	65,261	31,952
	Turners Automotive Group, Ltd.	14,592	21,788
	Warehouse Group, Ltd. (The)	13,394	19,960
	Z Energy, Ltd.	17,775	75,599
TOTAL NEW ZEALAND			1,872,018
NORWAY — (0.8%)
*	Akastor ASA	22,420	28,538
*	Aker Solutions ASA	38,204	122,202
	American Shipping Co. ASA	8,329	32,660
*	Archer, Ltd.	9,188	4,826
	Austevoll Seafood ASA	8,683	88,341
*	Avance Gas Holding, Ltd.	7,335	21,733
*	Axactor SE	24,958	52,446
	B2Holding ASA	15,873	17,663
	Bonheur ASA	5,585	112,894
*	BW LPG, Ltd.	25,720	117,672
*	BW Offshore, Ltd.	28,748	161,397
	DNO ASA	165,277	276,439
*	DOF ASA	28,665	11,753
	Europris ASA	24,471	70,214
*	FLEX LNG, Ltd.	5,388	66,874
*	Frontline, Ltd.	16,471	120,199
	Hoegh LNG Holdings, Ltd.	13,207	54,317
*	Kongsberg Automotive ASA	75,985	55,889
	Kongsberg Gruppen ASA	4,903	62,145
	Kvaerner ASA	31,342	44,050
*	Norwegian Finans Holding ASA	26,755	185,563
	Ocean Yield ASA	13,737	81,232
*	Odfjell Drilling, Ltd.	25,170	74,619
*	Odfjell SE, Class A	8,358	24,381
*	Otello Corp. ASA	27,065	49,608
*	PGS ASA	50,806	72,030
*	Prosafe SE	8,800	10,747
*	Protector Forsikring ASA	10,187	55,280
	Sbanken ASA	20,792	159,720
	Selvaag Bolig ASA	9,469	49,663
	Solon Eiendom ASA	3,499	14,078
	SpareBank 1 SR-Bank ASA	39,457	424,529
	Spectrum ASA	7,613	51,961
	Stolt-Nielsen, Ltd.	4,606	52,751
	Storebrand ASA	101,829	688,121
	Subsea 7 SA	49,516	530,715
	Wallenius Wilhelmsen ASA	9,122	27,806
	XXL ASA	19,653	60,251
TOTAL NORWAY			4,135,307
PHILIPPINES — (0.4%)
	Alliance Global Group, Inc.	697,900	213,032
	Belle Corp.	514,000	22,801
	Cebu Air, Inc.	41,100	75,354

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	CEMEX Holdings Philippines, Inc.	237,000	$13,597
	China Banking Corp.	156,400	82,556
	Cosco Capital, Inc.	415,800	55,953
	DMCI Holdings, Inc.	102,800	20,453
*	East West Banking Corp.	126,750	30,872
	EEI Corp.	85,300	18,219
	Filinvest Land, Inc.	2,215,000	82,550
	First Philippine Holdings Corp.	54,620	92,876
*	Global Ferronickel Holdings, Inc.	218,117	6,165
	GT Capital Holdings, Inc.	7,225	131,182
	Integrated Micro-Electronics, Inc.	64,100	11,940
	International Container Terminal Services, Inc.	27,530	72,866
	Lopez Holdings Corp.	459,100	40,890
	LT Group, Inc.	83,100	22,997
	Megaworld Corp.	1,811,000	217,474
	Nickel Asia Corp.	318,060	15,758
	Petron Corp.	450,100	48,982
	Philex Mining Corp.	153,000	10,264
*	Philippine National Bank	69,743	68,052
	Phoenix Petroleum Philippines, Inc.	68,700	16,174
	Premium Leisure Corp.	648,000	9,149
	RFM Corp.	131,000	12,998
	Rizal Commercial Banking Corp.	55,220	33,306
	Robinsons Land Corp.	360,531	193,737
	Security Bank Corp.	24,060	86,171
*	Top Frontier Investment Holdings, Inc.	3,550	18,160
	Union Bank Of Philippines	42,760	50,612
	Vista Land & Lifescapes, Inc.	853,600	128,137
TOTAL PHILIPPINES			1,903,277
POLAND — (0.4%)
*	AB SA	754	3,706
	Agora SA	7,238	22,880
*	Alior Bank SA	11,565	139,280
	Alumetal SA	1,454	14,117
	Amica SA	1,212	36,769
	Asseco Poland SA	23,157	327,257
	Bank Handlowy w Warszawie SA	1,483	20,170
*	Bank Ochrony Srodowiska SA	6,254	12,475
*	Bioton SA	7,143	10,541
*	Boryszew SA	12,442	14,330
	Ciech SA	7,468	76,122
	ComArch SA	286	12,958
	Cyfrowy Polsat SA	30,190	233,495
	Echo Investment SA	30,168	36,204
*	Enea SA	73,544	156,072
*	Fabryki Mebli Forte SA	2,722	18,539
	Grupa Azoty SA	4,854	55,850
	Grupa Lotos SA	14,159	318,043
	Inter Cars SA	672	34,208
*	Jastrzebska Spolka Weglowa SA	11,223	112,721
	Kernel Holding SA	15,475	193,129
	LC Corp. SA	119,236	85,137
	Lubelski Wegiel Bogdanka SA	2,965	28,119
*	Netia SA	26,226	31,659
*	PGE Polska Grupa Energetyczna SA	66,858	152,891
	PKP Cargo SA	8,830	76,766
*	Polnord SA	7,163	10,261
	Stalprodukt SA	500	27,096

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	186,130	$75,725
TOTAL POLAND			2,336,520
PORTUGAL — (0.3%)
	Banco Comercial Portugues SA, Class R	1,789,027	457,219
	CTT-Correios de Portugal SA	9,276	19,761
	EDP Renovaveis SA	19,301	198,713
	Mota-Engil SGPS SA	16,367	32,855
	Navigator Co. SA (The)	58,334	196,092
	NOS SGPS SA	26,931	167,225
	Semapa-Sociedade de Investimento e Gestao	5,555	73,382
	Sonae Capital SGPS SA	16,615	13,009
	Sonae SGPS SA	244,301	227,829
TOTAL PORTUGAL			1,386,085
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	30,300	66,963
	Globaltrans Investment P.L.C., GDR	12,707	111,567
	Magnitogorsk Iron & Steel Works PJSC, GDR	24,136	208,523
*	Mail.Ru Group, Ltd., GDR	4,222	107,745
*	O'Key Group SA, GDR	7,059	11,294
	Ros Agro P.L.C., GDR	5,719	66,226
	RusHydro PJSC, ADR	181,277	152,545
	TMK PJSC, GDR	11,614	41,869
	VEON, Ltd.	84,063	263,117
	VTB Bank PJSC, GDR	51,288	68,367
TOTAL RUSSIA			1,098,216
SINGAPORE — (0.6%)
	Accordia Golf Trust	159,100	61,350
	Avarga, Ltd.	100,900	13,835
	Banyan Tree Holdings, Ltd.	47,800	16,787
	China Aviation Oil Singapore Corp., Ltd.	47,300	43,429
	Chip Eng Seng Corp., Ltd.	116,100	59,280
	CITIC Envirotech, Ltd.	194,600	45,787
	Del Monte Pacific, Ltd.	61,200	6,680
	Elec & Eltek International Co., Ltd.	8,300	11,853
*	Ezion Holdings, Ltd.	1,083,800	25,476
#*	Ezra Holdings, Ltd.	522,200	3,966
	Far East Orchard, Ltd.	37,800	32,846
	Frasers Property, Ltd.	88,000	115,874
	Frencken Group, Ltd.	48,900	25,194
	Geo Energy Resources, Ltd.	71,400	7,978
	GL, Ltd.	83,800	48,111
	Golden Agri-Resources, Ltd.	1,419,800	303,256
	GuocoLand, Ltd.	52,500	75,889
*	Halcyon Agri Corp., Ltd.	98,900	34,079
	Hi-P International, Ltd.	38,800	38,718
	Ho Bee Land, Ltd.	50,700	86,854
	Hong Fok Corp., Ltd.	59,290	36,983
*	Hong Leong Asia, Ltd.	61,800	25,760
	Hong Leong Finance, Ltd.	31,300	63,000
	Hotel Grand Central, Ltd.	34,566	32,929
	Hutchison Port Holdings Trust	606,400	132,581
*	Hyflux, Ltd.	124,600	2,641
	Japfa, Ltd.	63,000	23,261
	Lian Beng Group, Ltd.	88,700	32,165
*	Midas Holdings, Ltd.	343,400	8,997

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	NetLink NBN Trust	334,100	$210,218
	Olam International, Ltd.	11,700	16,491
	OUE, Ltd.	79,600	86,640
	Oxley Holdings, Ltd.	206,519	49,341
	QAF, Ltd.	53,800	28,620
*	Raffles Education Corp., Ltd.	137,540	7,934
	RHT Health Trust	114,200	1,590
	Sembcorp Industries, Ltd.	215,200	364,113
	SIIC Environment Holdings, Ltd.	199,500	34,141
	Sinarmas Land, Ltd.	163,500	28,814
	Sing Holdings, Ltd.	63,000	18,307
	Stamford Land Corp., Ltd.	74,600	25,782
	Sunningdale Tech, Ltd.	47,360	47,316
*	Swiber Holdings, Ltd.	92,600	1,375
	Tai Sin Electric, Ltd.	32,492	7,567
	Tuan Sing Holdings, Ltd.	138,217	34,519
	United Engineers, Ltd.	71,900	136,461
	United Industrial Corp., Ltd.	30,700	66,443
	UOB-Kay Hian Holdings, Ltd.	37,557	32,991
	UOL Group, Ltd.	123,500	656,358
	Wee Hur Holdings, Ltd.	60,800	9,922
	Wing Tai Holdings, Ltd.	96,300	147,652
*	Yongnam Holdings, Ltd.	48,400	6,221
TOTAL SINGAPORE			3,434,375
SOUTH AFRICA — (1.8%)
	Adcock Ingram Holdings, Ltd.	7,118	28,305
	Advtech, Ltd.	87,594	77,386
	AECI, Ltd.	28,165	183,327
	African Oxygen, Ltd.	30,667	45,577
	African Rainbow Minerals, Ltd.	27,242	335,578
	Alexander Forbes Group Holdings, Ltd.	193,560	75,785
	Allied Electronics Corp., Ltd., Class A	51,937	100,448
	Alviva Holdings, Ltd.	32,995	37,195
	AngloGold Ashanti, Ltd.	29,792	511,966
*	ArcelorMittal South Africa, Ltd.	37,485	6,274
	Aspen Pharmacare Holdings, Ltd.	10,967	68,835
	Astral Foods, Ltd.	6,825	78,317
	Barloworld, Ltd.	43,363	363,509
	Clover Industries, Ltd.	28,914	46,508
	Curro Holdings, Ltd.	22,679	35,202
	DataTec, Ltd.	122,318	286,718
	Distell Group Holdings, Ltd.	13,529	125,703
*	enX Group, Ltd.	14,323	11,983
*	EOH Holdings, Ltd.	20,236	25,042
	Exxaro Resources, Ltd.	52,183	605,108
	Gold Fields, Ltd.	82,175	419,701
	Gold Fields, Ltd., Sponsored ADR	117,597	593,865
*	Grindrod Shipping Holdings, Ltd.	2,680	15,577
	Grindrod, Ltd.	107,193	44,990
*	Harmony Gold Mining Co., Ltd.	58,766	145,585
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	39,848	97,229
	Hudaco Industries, Ltd.	6,075	49,529
*	Impala Platinum Holdings, Ltd.	172,919	922,497
	Imperial Logistics, Ltd.	29,761	94,345
	Investec, Ltd.	20,829	119,022
	KAP Industrial Holdings, Ltd.	283,595	102,112
	Lewis Group, Ltd.	12,017	27,236
	Liberty Holdings, Ltd.	26,500	200,423

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings, Ltd.	184,250	$290,078
*	Long4Life, Ltd.	66,890	21,118
	Merafe Resources, Ltd.	340,993	28,792
	Metair Investments, Ltd.	62,566	103,462
	Momentum Metropolitan Holdings	205,994	242,555
	Motus Holdings Ltd.	3,522	18,147
	Mpact, Ltd.	39,733	62,775
	Murray & Roberts Holdings, Ltd.	91,852	73,794
*	Nampak, Ltd.	104,795	72,703
*	Northam Platinum, Ltd.	42,319	185,824
	Novus Holdings, Ltd.	44,561	11,184
	Oceana Group, Ltd.	12,267	58,264
	Omnia Holdings, Ltd.	17,966	42,221
	Peregrine Holdings, Ltd.	42,331	54,368
	Pioneer Foods Group, Ltd.	18,535	132,972
*	PPC, Ltd.	351,187	119,224
	Raubex Group, Ltd.	28,364	37,822
	RCL Foods, Ltd.	33,526	24,329
	Reunert, Ltd.	41,165	186,829
	Rhodes Food Group Pty, Ltd.	21,827	25,878
*	Royal Bafokeng Platinum, Ltd.	20,360	48,064
	Sappi, Ltd.	100,804	365,542
*	Sibanye Gold, Ltd.	443,911	548,989
*	Sun International, Ltd.	3,060	9,865
*	Super Group, Ltd.	88,579	182,590
	Telkom SA SOC, Ltd.	67,595	403,610
	Tongaat Hulett, Ltd.	11,759	10,830
	Transaction Capital, Ltd.	31,647	50,744
*	Trencor, Ltd.	41,107	70,688
	Truworths International, Ltd.	21,243	91,981
	Tsogo Sun Gaming, Ltd.	121,591	119,101
	Wilson Bayly Holmes-Ovcon, Ltd.	11,812	94,999
TOTAL SOUTH AFRICA			9,670,219
SOUTH KOREA — (3.7%)
*	Able C&C Co., Ltd.	2,508	21,102
	Aekyung Petrochemical Co., Ltd.	3,458	22,057
*	Agabang&Company	4,211	10,184
	Ahn-Gook Pharmaceutical Co., Ltd.	2,130	16,861
*	AJ Rent A Car Co., Ltd.	4,808	41,771
	AK Holdings, Inc.	1,058	36,562
	ALUKO Co., Ltd.	7,684	14,957
*	Amotech Co., Ltd.	1,746	27,557
	Asia Cement Co., Ltd.	480	32,782
	ASIA Holdings Co., Ltd.	317	28,709
	Asia Paper Manufacturing Co., Ltd.	2,070	57,122
*	Asiana Airlines, Inc.	26,161	127,228
	Aurora World Corp.	2,182	22,763
	Austem Co., Ltd.	6,635	12,952
	Autech Corp.	2,921	25,265
	Baiksan Co., Ltd.	1,801	10,706
	Binggrae Co., Ltd.	859	47,250
*	BioSmart Co., Ltd.	3,406	13,827
	BNK Financial Group, Inc.	62,219	367,019
	Bookook Securities Co., Ltd.	1,515	25,705
	BYC Co., Ltd.	48	9,087
	Byucksan Corp.	12,763	21,913
	Capro Corp.	10,154	29,927
	Changhae Ethanol Co., Ltd.	1,848	20,431

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Choheung Corp.	37	$4,882
	Chongkundang Holdings Corp.	745	65,143
	CJ CheilJedang Corp.	684	164,335
	CJ Corp.	2,240	175,716
	CJ Hello Co., Ltd.	7,875	39,673
	CKD Bio Corp.	780	18,945
	Cosmax BTI, Inc.	583	8,584
	CROWNHAITAI Holdings Co., Ltd.	1,460	14,312
	D.I Corp.	4,636	12,825
	Dae Dong Industrial Co., Ltd.	5,164	22,402
	Dae Won Kang Up Co., Ltd.	6,480	21,645
	Dae-Il Corp.	1,815	4,830
	Daelim Industrial Co., Ltd.	6,417	570,101
	Daesang Corp.	5,375	107,997
	Daesang Holdings Co., Ltd.	3,226	18,784
*	Daesung Industrial Co., Ltd.	3,004	10,367
	Daewon San Up Co., Ltd.	3,013	15,263
*	Daewoo Engineering & Construction Co., Ltd.	10,895	37,555
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	238,233
	Daishin Securities Co., Ltd.	6,759	67,515
*	Danal Co., Ltd.	3,187	7,762
	DB Financial Investment Co., Ltd.	6,876	26,482
	DB HiTek Co., Ltd.	9,776	108,531
	DB Insurance Co., Ltd.	10,464	495,220
*	Deutsch Motors, Inc.	5,007	37,490
	DGB Financial Group, Inc.	39,399	250,174
	DI Dong Il Corp.	413	25,035
	DMS Co., Ltd.	3,345	14,012
	Dong A Eltek Co., Ltd.	2,808	19,572
	Dong-A ST Co., Ltd.	622	48,192
#	Dong-Ah Geological Engineering Co., Ltd.	2,403	44,115
	Dongjin Semichem Co., Ltd.	3,778	43,083
	Dongkuk Industries Co., Ltd.	7,943	17,091
*	Dongkuk Steel Mill Co., Ltd.	17,575	98,349
	Dongkuk Structures & Construction Co., Ltd.	8,156	14,039
	Dongwha Enterprise Co., Ltd.	1,983	30,850
	Dongwha Pharm Co., Ltd.	5,100	38,318
	Dongwon Industries Co., Ltd.	346	66,867
	Doosan Corp.	710	62,680
*	Doosan Heavy Industries & Construction Co., Ltd.	27,845	142,178
*	Doosan Infracore Co., Ltd.	28,195	146,722
	DTR Automotive Corp.	1,077	28,893
	DY Corp.	2,973	12,838
	DY POWER Corp.	1,196	11,794
	e Tec E&C, Ltd.	348	23,062
	Eagon Holdings Co., Ltd.	7,827	17,971
	Eagon Industrial, Ltd.	2,129	13,231
	Easy Bio, Inc.	12,020	53,128
*	Ehwa Technologies Information Co., Ltd.	76,956	15,685
	E-MART, Inc.	4,315	442,324
	EM-Tech Co., Ltd.	1,604	15,869
*	Enerzent Co., Ltd.	7,021	5,595
	Estechpharma Co., Ltd.	2,011	10,880
	Eugene Investment & Securities Co., Ltd.	10,226	20,288
	Eugene Technology Co., Ltd.	2,503	23,322
*	Eusu Holdings Co., Ltd.	2,459	13,938
#	Farmsco	4,894	21,089
#	Fine Semitech Corp.	4,575	27,389
	GMB Korea Corp.	2,702	11,881

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Golfzon Newdin Holdings Co., Ltd.	8,152	$31,443
	GS Engineering & Construction Corp.	11,520	328,106
	GS Global Corp.	14,500	29,742
	GS Holdings Corp.	11,943	505,985
	Gwangju Shinsegae Co., Ltd.	168	24,540
	HAESUNG DS Co., Ltd.	910	9,897
	Haitai Confectionery & Foods Co., Ltd.	1,329	9,620
*	Halla Corp.	2,965	7,842
	Halla Holdings Corp.	2,427	87,729
	Hana Micron, Inc.	4,762	15,500
	Handok, Inc.	1,695	33,689
	Handsome Co., Ltd.	3,853	120,741
	Hanil Cement Co., Ltd.	508	45,076
	Hanil Holdings Co., Ltd.	417	17,325
	Hanjin Transportation Co., Ltd.	2,968	77,645
	Hankook Tire & Technology Co., Ltd.	13,689	356,799
	HanmiGlobal Co., Ltd.	2,096	15,412
	Hansae Yes24 Holdings Co., Ltd.	1,461	9,347
	Hanshin Construction	1,594	21,067
	Hanshin Machinery Co.	6,206	8,471
*	Hansol Holdings Co., Ltd.	9,825	35,268
	Hansol HomeDeco Co., Ltd.	24,580	24,681
	Hansol Paper Co., Ltd.	4,708	56,046
*	Hansol Technics Co., Ltd.	5,680	33,363
*	Hanwha Aerospace Co., Ltd.	9,200	249,263
	Hanwha Chemical Corp.	25,393	397,360
	Hanwha Corp.	10,490	209,986
	Hanwha Galleria Timeworld Co., Ltd.	516	7,926
	Hanwha General Insurance Co., Ltd.	15,243	44,822
*	Hanwha Investment & Securities Co., Ltd.	35,649	64,421
	Hanwha Life Insurance Co., Ltd.	72,761	160,815
	Hanyang Eng Co., Ltd.	2,781	26,749
*	Harim Co., Ltd.	8,073	18,339
	Harim Holdings Co., Ltd.	6,177	53,207
	HDC Holdings Co., Ltd.	6,291	65,989
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	12,849
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	40,194
	Hite Jinro Co., Ltd.	3,082	55,224
	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	24,483
	HS Industries Co., Ltd.	2,057	14,703
	Huchems Fine Chemical Corp.	1,618	30,997
*	Humax Co., Ltd.	1,250	5,485
*	Huneed Technologies	1,911	11,281
	Huons Global Co., Ltd.	782	20,935
	Huvis Corp.	2,628	15,177
	Huvitz Co., Ltd.	3,099	24,097
*	Hwajin Co., Ltd.	3,621	3,512
	Hwangkum Steel & Technology Co., Ltd.	2,245	14,462
	Hy-Lok Corp.	2,212	33,926
	Hyosung Chemical Corp.	385	52,694
	Hyosung Corp.	2,691	184,944
	Hyosung TNC Co., Ltd.	523	63,329
	Hyundai BNG Steel Co., Ltd.	2,003	14,118
	Hyundai Construction Equipment Co., Ltd.	2,996	78,287
	Hyundai Corp.	2,531	41,450
	Hyundai Department Store Co., Ltd.	3,368	210,088
*	Hyundai Electric & Energy System Co., Ltd.	1,202	13,869
	Hyundai Greenfood Co., Ltd.	8,602	89,866
	Hyundai Livart Furniture Co., Ltd.	2,651	34,652

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	$295,536
	Hyundai Motor Securities Co., Ltd.	4,374	37,723
	Hyundai Wia Corp.	3,635	132,260
	HyVision System, Inc.	2,537	17,637
	ICD Co., Ltd.	2,114	20,426
	IHQ, Inc.	13,188	20,032
	Iljin Display Co., Ltd.	5,640	18,736
	Iljin Holdings Co., Ltd.	6,410	15,405
	iMarketKorea, Inc.	4,396	43,498
	Interpark Holdings Corp.	11,036	20,364
	Inzi Controls Co., Ltd.	2,623	12,113
*	Iones Co., Ltd.	1,866	7,879
	IS Dongseo Co., Ltd.	3,523	98,847
	ISC Co., Ltd.	1,366	9,824
	ISU Chemical Co., Ltd.	2,105	16,124
	It's Hanbul Co., Ltd.	481	7,761
	Jahwa Electronics Co., Ltd.	3,016	24,680
	JASTECH, Ltd.	1,745	14,884
	KAON Media Co., Ltd.	2,136	18,035
	KC Co., Ltd.	2,704	29,112
*	KEC Corp.	18,498	16,611
	Keyang Electric Machinery Co., Ltd.	6,346	16,783
	KG Chemical Corp.	1,692	16,782
	KG Eco Technology Service Co., Ltd.	6,425	18,071
	KGMobilians Co., Ltd.	5,395	26,756
	KISWIRE, Ltd.	1,854	37,245
*	Kiwi Media Group Co., Ltd.	59,541	8,507
	KMH Co., Ltd.	4,078	19,881
	Kocom Co., Ltd.	1,980	10,956
*	Kodaco Co., Ltd.	9,455	13,156
	Kolon Corp.	1,778	24,495
	Kolon Industries, Inc.	4,021	134,651
	Kolon Plastic, Inc.	2,664	12,530
	Korea Asset In Trust Co., Ltd.	12,029	38,223
	Korea Autoglass Corp.	2,369	36,629
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	22,765
*	Korea Circuit Co., Ltd.	3,646	15,136
	Korea Electric Terminal Co., Ltd.	1,465	82,257
*	Korea Line Corp.	3,589	76,468
	Korea Petrochemical Ind Co., Ltd.	876	88,446
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	71,657
	Korean Air Lines Co., Ltd.	10,716	230,131
	Korean Reinsurance Co.	26,664	179,748
	Kortek Corp.	3,593	38,953
	KPX Chemical Co., Ltd.	632	30,156
	KSS LINE, Ltd.	4,280	23,890
*	KT Hitel Co., Ltd.	2,856	13,719
	KT Skylife Co., Ltd.	5,709	48,177
*	KTB Investment & Securities Co., Ltd.	11,121	24,520
	KTCS Corp.	8,880	14,985
	Ktis Corp.	4,865	8,951
	Kukdo Chemical Co., Ltd.	1,020	41,763
	Kumho Industrial Co., Ltd.	5,014	55,204
	Kumho Petrochemical Co., Ltd.	3,898	267,309
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	52,875
	Kyeryong Construction Industrial Co., Ltd.	1,246	26,761
	Kyobo Securities Co., Ltd.	6,572	54,047
	Kyungbang Co., Ltd.	2,863	24,120
	Kyungdong Pharm Co., Ltd.	1,920	13,637

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Kyung-In Synthetic Corp.	6,925	$48,581
	LEADCORP, Inc. (The)	3,249	17,856
	LF Corp.	5,690	117,232
	LG Hausys, Ltd.	1,935	97,558
	LG Innotek Co., Ltd.	3,089	291,688
	LG International Corp.	8,753	135,775
	LIG Nex1 Co., Ltd.	1,198	29,695
	Lock & Lock Co., Ltd.	2,751	35,866
	LOT Vacuum Co., Ltd.	1,823	10,818
	Lotte Chilsung Beverage Co., Ltd.	810	99,015
	Lotte Confectionery Co., Ltd.	95	11,848
	LOTTE Fine Chemical Co., Ltd.	3,431	140,261
	Lotte Food Co., Ltd.	115	47,446
	LOTTE Himart Co., Ltd.	2,005	62,056
*	Lotte Non-Life Insurance Co., Ltd.	17,091	29,472
	Lotte Shopping Co., Ltd.	2,068	236,502
	LS Corp.	4,224	156,841
	LS Industrial Systems Co., Ltd.	2,900	112,397
*	Lumens Co., Ltd.	6,628	10,140
*	LVMC Holdings	5,786	14,023
	Mando Corp.	6,621	188,322
	Meritz Financial Group, Inc.	7,348	86,261
	Meritz Fire & Marine Insurance Co., Ltd.	7,129	119,797
	Meritz Securities Co., Ltd.	30,536	129,813
	Mirae Asset Life Insurance Co., Ltd.	21,444	72,017
	Miwon Commercial Co., Ltd.	274	10,514
	Moorim P&P Co., Ltd.	5,847	21,275
	Moorim Paper Co., Ltd.	5,143	11,682
*	Neowiz	2,553	27,440
*	New Power Plasma Co., Ltd.	1,359	16,493
	Nexen Corp.	7,723	38,599
	Nexen Tire Corp.	11,041	80,044
	NH Investment & Securities Co., Ltd.	23,532	257,979
	NICE Holdings Co., Ltd.	4,219	77,175
	Nice Information & Telecommunication, Inc.	1,182	31,061
*	NK Co., Ltd.	17,710	16,746
	Nong Shim Holdings Co., Ltd.	504	33,770
	Nong Woo Bio Co., Ltd.	2,119	19,754
	NongShim Co., Ltd.	657	130,170
	NOROO Paint & Coatings Co., Ltd.	2,353	13,967
	NS Shopping Co., Ltd.	4,509	39,337
	OCI Co., Ltd.	3,717	234,684
	Orange Life Insurance, Ltd.	1,415	33,802
	Orion Holdings Corp.	4,848	63,757
*	Osung Advanced Materials Co., Ltd.	5,697	7,419
	Paik Kwang Industrial Co., Ltd.	5,088	11,506
	Pan-Pacific Co., Ltd.	5,062	12,421
*	People & Technology, Inc.	2,220	8,624
	Poongsan Corp.	5,289	104,971
	Posco International Corp.	8,389	132,065
	Protec Co., Ltd.	1,431	22,448
	PSK Holdings, Inc.	805	5,330
*	PSK, Inc.	2,134	30,387
	Pulmuone Co., Ltd.	1,550	14,102
	Rayence Co., Ltd.	1,788	18,173
*	Redrover Co., Ltd.	13,135	6,772
	S&T Motiv Co., Ltd.	1,600	67,425
	Sajo Industries Co., Ltd.	771	29,260
	Sajodaerim Corp.	742	10,637

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sam Yung Trading Co., Ltd.	833	$11,589
	SAMHWA Paints Industrial Co., Ltd.	1,739	8,932
	Samick Musical Instruments Co., Ltd.	9,536	13,396
	Samick THK Co., Ltd.	2,172	22,188
	Samji Electronics Co., Ltd.	2,577	23,669
*	SAMPYO Cement Co., Ltd.	8,391	23,261
	Samsung Card Co., Ltd.	6,934	212,469
	Samsung Securities Co., Ltd.	14,574	447,726
	SAMT Co., Ltd.	20,892	37,630
	Samyang Corp.	930	42,090
	Samyang Holdings Corp.	987	57,928
	SAVEZONE I&C Corp.	3,550	11,088
*	S-Connect Co., Ltd.	9,214	11,486
	Seah Besteel Corp.	3,572	48,674
	SeAH Holdings Corp.	197	14,324
	SeAH Steel Corp.	395	21,448
	SeAH Steel Holdings Corp.	440	19,246
	Sebang Co., Ltd.	4,144	41,884
	Sejong Industrial Co., Ltd.	2,921	11,731
*	Sekonix Co., Ltd.	2,227	11,804
	Seohan Co., Ltd.	18,570	21,187
*	SFA Semicon Co., Ltd.	20,425	43,604
	SH Energy & Chemical Co., Ltd.	22,523	20,048
	Shinsegae Engineering & Construction Co., Ltd.	481	11,486
	Shinsegae Food Co., Ltd.	411	25,782
	Shinsegae, Inc.	1,712	364,141
*	Shinwha Intertek Corp.	8,653	39,611
*	Shinwon Corp.	13,837	23,480
	SIMMTECH Co., Ltd.	4,336	19,486
	SK Chemicals Co., Ltd.	988	37,018
	SK Discovery Co., Ltd.	3,132	63,920
	SK Gas, Ltd.	1,161	75,887
	SK Networks Co., Ltd.	34,687	145,454
	SK Securities Co., Ltd.	75,285	40,966
	SKC Co., Ltd.	1,886	66,917
	SL Corp.	3,492	64,961
*	S-MAC Co., Ltd.	42,977	31,174
	Songwon Industrial Co., Ltd.	4,004	63,334
	Soulbrain Co., Ltd.	1,594	87,194
	SPG Co., Ltd.	2,138	15,273
*	Ssangyong Motor Co.	10,759	30,142
	ST Pharm Co., Ltd.	971	11,509
	Suheung Co., Ltd.	1,636	43,857
	Sun Kwang Co., Ltd.	1,102	15,330
	Sung Kwang Bend Co., Ltd.	2,225	17,204
*	Sungchang Enterprise Holdings, Ltd.	15,703	23,791
	Sungshin Cement Co., Ltd.	6,047	38,646
	Sungwoo Hitech Co., Ltd.	15,556	49,664
	Sunjin Co., Ltd.	1,884	16,183
	Systems Technology, Inc.	2,061	23,955
*	Tae Kyung Industrial Co., Ltd.	2,320	11,051
*	Taewoong Co., Ltd.	3,164	24,446
#	Taeyoung Engineering & Construction Co., Ltd.	12,466	138,835
	Tailim Packaging Co., Ltd.	5,153	26,729
	TechWing, Inc.	2,738	24,274
	TES Co., Ltd.	2,622	35,513
*	TK Chemical Corp.	7,026	15,653
	TK Corp.	813	6,364
	Tongyang Life Insurance Co., Ltd.	7,364	24,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Top Engineering Co., Ltd.	3,622	$26,667
	Toptec Co., Ltd.	3,943	32,136
	Tovis Co., Ltd.	3,257	19,059
	TS Corp.	1,334	22,196
*	T'way Holdings, Inc.	9,965	13,439
*	Ugint Co., Ltd.	23,890	21,203
	Unid Co., Ltd.	1,325	53,004
	Union Semiconductor Equipment & Materials Co., Ltd.	4,932	16,745
	Uniquest Corp.	2,969	15,125
	Viatron Technologies, Inc.	1,566	13,068
	Wemade Co., Ltd.	2,574	57,676
	Whanin Pharmaceutical Co., Ltd.	1,082	14,935
*	WillBes & Co. (The)	9,359	8,053
*	WIZIT Co., Ltd.	17,635	13,809
*	Wonik Holdings Co., Ltd.	9,905	30,861
	Wonik Materials Co., Ltd.	1,400	27,421
*	Woongjin Co., Ltd.	13,733	16,700
*	Woongjin Thinkbig Co., Ltd.	13,783	27,719
*	Woori Investment Bank Co., Ltd.	72,754	43,624
	Wooshin Systems Co., Ltd.	3,493	17,213
	Y G-1 Co., Ltd.	4,751	33,828
	YMC Co., Ltd.	4,636	17,705
	Youlchon Chemical Co., Ltd.	2,408	31,928
	Youngone Corp.	2,319	65,742
	Youngone Holdings Co., Ltd.	1,299	57,694
*	Yuanta Securities Korea Co., Ltd.	29,890	69,172
	Zeus Co., Ltd.	1,279	13,035
TOTAL SOUTH KOREA			19,912,944
SPAIN — (1.7%)
	Acciona SA	8,040	856,091
	Acerinox SA	48,911	408,641
	Applus Services SA	35,057	492,786
	Atresmedia Corp. de Medios de Comunicacion SA	15,986	62,288
	Azkoyen SA	2,368	18,602
	Banco de Sabadell SA	940,647	821,544
	Bankia SA	192,219	381,091
	Bankinter SA	99,409	644,840
	Construcciones y Auxiliar de Ferrocarriles SA	1,272	57,475
	Ebro Foods SA	22,378	449,668
*	eDreams ODIGEO SA	22,572	102,121
	Elecnor SA	6,480	81,199
	Enagas SA	33,620	733,391
	Ence Energia y Celulosa SA	32,264	116,635
	Ercros SA	22,936	44,131
	Euskaltel SA	25,051	218,817
	Faes Farma SA	15,820	78,318
	Grupo Catalana Occidente SA	11,471	409,515
	Iberpapel Gestion SA	736	23,068
	Liberbank SA	591,351	220,225
	Mapfre SA	318,418	876,552
	Mediaset Espana Comunicacion SA	23,052	135,327
	Melia Hotels International SA	20,714	182,487
*	Obrascon Huarte Lain SA	24,022	29,967
	Parques Reunidos Servicios Centrales SAU, Class C	6,429	98,272
	Prim SA	827	10,181
*	Quabit Inmobiliaria SA	32,976	34,485
	Sacyr S.A.	113,690	291,710
	Siemens Gamesa Renewable Energy SA	70,530	986,897

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Talgo SA	18,773	$100,926
	Tubacex SA	30,279	96,602
	Unicaja Banco SA	141,426	111,380
	Vocento SA	20,755	28,126
TOTAL SPAIN			9,203,358
SWEDEN — (2.3%)
*	AcadeMedia AB	18,432	96,318
	AddNode Group AB	6,352	101,608
	AF POYRY AB	23,184	546,358
	Alimak Group AB	10,032	139,419
	Arjo AB, Class B	69,470	279,615
	Attendo AB	28,387	129,028
	Beijer Electronics Group AB	6,362	28,967
	Bergman & Beving AB	7,541	74,244
	Besqab AB	759	9,615
	Betsson AB	31,487	166,216
	Bilia AB, Class A	21,405	188,974
	BillerudKorsnas AB	29,258	337,783
	Bjorn Borg AB	3,946	10,243
	Bonava AB	1,883	22,916
	Bonava AB, Class B	22,208	265,872
	Bravida Holding AB	55,441	460,488
	Bufab AB	7,561	78,151
	Bulten AB	4,289	28,779
*	Byggmax Group AB	21,543	73,962
	Clas Ohlson AB, Class B	1,503	13,529
	Cloetta AB, Class B	63,009	187,691
*	CLX Communications AB	1,501	21,559
*	Collector AB	2,979	16,171
	Coor Service Management Holding AB	14,555	122,756
	Dometic Group AB	62,063	566,193
*	Doro AB	6,752	25,194
	Duni AB	9,087	107,755
	Dustin Group AB	17,355	149,823
	Eastnine AB	4,151	47,075
	Elanders AB, Class B	3,507	30,223
*	Enea AB	4,344	73,886
*	Fingerprint Cards AB, Class B	43,014	77,430
	Getinge AB, Class B	16,351	239,913
	GHP Specialty Care AB	9,374	13,605
	Granges AB	19,515	194,315
	Gunnebo AB	9,209	23,806
	Haldex AB	8,793	43,835
	Hexpol AB	27,737	211,052
	Holmen AB, Class B	34,349	725,256
	Humana AB	6,537	36,861
	Husqvarna AB, Class B	6,521	57,742
*	International Petroleum Corp.	15,048	64,534
	Intrum AB	24,972	654,657
	Inwido AB	19,046	116,988
	JM AB	20,744	535,117
	KappAhl AB	19,144	38,820
	KNOW IT AB	4,542	89,253
	Lindab International AB	26,759	304,695
	Loomis AB, Class B	21,124	726,588
*	Medivir AB, Class B	7,918	19,084
*	Mekonomen AB	13,047	96,550
	Momentum Group AB, Class B	6,153	69,342

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nederman Holding AB	4,621	$57,246
	New Wave Group AB, Class B	15,102	100,846
	Nobia AB	29,370	190,472
	Nobina AB	22,316	130,059
	Nordic Waterproofing Holding A.S.	5,586	47,990
	Opus Group AB	44,326	28,082
	Peab AB	55,257	467,540
	Pricer AB, Class B	39,134	51,567
*	Qliro Group AB	22,925	26,578
	Ratos AB, Class B	51,449	130,450
	Recipharm AB, Class B	15,873	197,125
	Resurs Holding AB	29,019	167,974
	Rottneros AB	28,710	30,668
*	SAS AB	99,414	135,575
	Scandi Standard AB	13,606	86,886
	Scandic Hotels Group AB	21,382	179,296
	Semcon AB	4,616	25,465
	SkiStar AB	1,950	22,609
	SSAB AB, Class A	60,214	170,575
	SSAB AB, Class B	156,426	396,539
	Systemair AB	4,580	57,922
	Trelleborg AB, Class B	40,709	560,566
	VBG Group AB, Class B	1,593	26,479
TOTAL SWEDEN			12,028,363
SWITZERLAND — (3.5%)
	Adecco Group AG	41,835	2,282,478
	Allreal Holding AG	4,110	717,883
	ALSO Holding AG	1,520	234,229
*	ams AG	3,151	164,499
	Arbonia AG	11,046	128,131
*	Aryzta AG	112,408	93,499
	Autoneum Holding AG	583	64,059
	Baloise Holding AG	14,564	2,630,499
	Banque Cantonale de Geneve	498	99,652
	Banque Cantonale Vaudoise	128	95,195
	Bell Food Group AG	542	144,880
	Bellevue Group AG	2,218	47,228
	Berner Kantonalbank AG	1,081	245,490
	Bobst Group SA	1,798	89,904
	Bucher Industries AG	1,777	530,972
	Calida Holding AG	1,393	38,715
	Carlo Gavazzi Holding AG	128	35,381
	Cham Group AG	119	51,285
	Cicor Technologies, Ltd.	570	28,740
	Cie Financiere Tradition SA	428	44,179
	Clariant AG	27,090	495,018
	Coltene Holding AG	573	48,441
	Conzzeta AG	252	198,033
	DKSH Holding AG	2,496	126,043
*	Dottikon Es Holding AG	22	11,747
	Dufry AG	7,038	617,244
	EFG International AG	28,128	182,267
	Energiedienst Holding AG	2,924	90,967
*	Evolva Holding SA	156,763	28,109
	Feintool International Holding AG	614	38,486
	Flughafen Zurich AG	2,824	515,708
*	GAM Holding AG	30,411	133,149
	Gurit Holding AG	117	128,082

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Helvetia Holding AG	7,401	$942,312
*	HOCHDORF Holding AG	202	15,301
	Huber & Suhner AG	2,618	208,473
	Hypothekarbank Lenzburg AG	13	58,889
	Implenia AG	2,851	76,366
	Investis Holding SA	622	42,265
	Jungfraubahn Holding AG	937	140,519
	Kudelski SA	7,542	51,118
*	Lastminute.com NV	860	25,988
	Liechtensteinische Landesbank AG	3,583	218,445
	Luzerner Kantonalbank AG	830	366,824
*	MCH Group AG	1,227	27,351
	Metall Zug AG	45	97,635
	Mikron Holding AG	1,680	13,253
	Mobimo Holding AG	1,817	485,006
	OC Oerlikon Corp. AG	56,143	600,911
*	Orascom Development Holding AG	3,061	45,982
	Orell Fuessli Holding AG	25	2,277
	Orior AG	930	75,570
	Phoenix Mecano AG	158	69,609
	Plazza AG, Class A	226	57,114
	Rieter Holding AG	647	85,062
*	Schmolz + Bickenbach AG	118,904	39,135
	Schweiter Technologies AG	289	285,574
	Siegfried Holding AG	383	142,584
	St Galler Kantonalbank AG	688	294,489
	Sulzer AG	3,622	364,974
	Sunrise Communications Group AG	6,329	468,100
	Swiss Prime Site AG	9,294	818,285
	Swissquote Group Holding SA	2,219	89,845
	Tamedia AG	831	91,316
	u-blox Holding AG	1,394	113,768
	Valiant Holding AG	3,461	354,789
	Valora Holding AG	945	260,382
	Vaudoise Assurances Holding SA	263	133,355
	Vetropack Holding AG	56	114,495
*	Von Roll Holding AG	8,880	9,284
	Vontobel Holding AG	4,989	262,564
	VP Bank AG	1,034	161,911
	Walliser Kantonalbank	1,138	135,272
	Zehnder Group AG	2,702	101,823
	Zug Estates Holding AG, Class B	41	75,573
	Zuger Kantonalbank AG	28	173,217
TOTAL SWITZERLAND			18,577,197
TAIWAN — (4.1%)
	Aaeon Technology, Inc.	10,000	26,730
	AcBel Polytech, Inc.	69,000	50,028
	Acer, Inc.	346,000	208,975
	ACES Electronic Co., Ltd.	18,000	12,850
*	Acon Holding, Inc.	50,000	14,076
	A-DATA Technology Co., Ltd.	35,000	59,031
	Advanced International Multitech Co., Ltd.	32,000	42,227
	Advancetek Enterprise Co., Ltd.	21,987	11,638
*	AGV Products Corp.	123,960	29,438
	Alchip Technologies, Ltd.	10,000	32,077
	Allis Electric Co., Ltd.	57,000	33,150
	Alltek Technology Corp.	33,129	21,219
	Ambassador Hotel (The)	48,000	34,187

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AMPOC Far-East Co., Ltd.	23,000	$21,264
	Apacer Technology, Inc.	19,000	19,999
	APCB, Inc.	39,000	33,402
#*	Apex International Co., Ltd.	33,760	55,506
	Apex Medical Corp.	11,000	9,199
	Arcadyan Technology Corp.	11,000	37,772
	Ardentec Corp.	68,430	65,605
	Asia Optical Co., Inc.	32,000	84,718
*	Asia Pacific Telecom Co., Ltd.	264,000	59,926
	Asia Tech Image, Inc.	13,000	18,351
	Asia Vital Components Co., Ltd.	57,000	73,478
#	AU Optronics Corp.	1,644,000	434,046
	Audix Corp.	16,000	18,988
	Avalue Technology, Inc.	15,000	29,348
	AVY Precision Technology, Inc.	16,412	19,784
	Bank of Kaohsiung Co., Ltd.	129,035	40,459
	BES Engineering Corp.	293,000	72,104
	Capital Futures Corp.	16,500	23,152
	Capital Securities Corp.	419,440	127,628
#	Career Technology MFG. Co., Ltd.	80,910	83,595
	Casetek Holdings, Ltd.	31,000	50,798
	Cathay Real Estate Development Co., Ltd.	128,600	89,991
	Cayman Engley Industrial Co., Ltd.	4,261	14,104
	Celxpert Energy Corp.	21,000	19,890
	Central Reinsurance Co., Ltd.	37,800	21,647
*	Champion Building Materials Co., Ltd.	77,000	17,135
	Channel Well Technology Co., Ltd.	23,000	18,698
	CHC Healthcare Group	20,000	31,357
	Chen Full International Co., Ltd.	14,000	18,955
	Cheng Loong Corp.	192,000	115,559
*	Cheng Mei Materials Technology Corp.	59,000	20,150
	Cheng Uei Precision Industry Co., Ltd.	35,000	37,939
	Chilisin Electronics Corp.	30,488	81,566
	China Airlines, Ltd.	596,000	182,598
	China Bills Finance Corp.	192,000	90,956
	China Chemical & Pharmaceutical Co., Ltd.	61,000	36,184
	China Electric Manufacturing Corp.	45,000	13,543
	China General Plastics Corp.	58,519	39,970
	China Life Insurance Co., Ltd.	335,000	276,073
	China Metal Products	53,000	55,245
	China Wire & Cable Co., Ltd.	26,000	17,350
	Chinese Maritime Transport, Ltd.	39,710	46,278
	Chin-Poon Industrial Co., Ltd.	72,000	77,530
	Chipbond Technology Corp.	69,000	138,340
	ChipMOS Techinologies, Inc.	60,344	55,110
	Chong Hong Construction Co., Ltd.	32,000	91,858
	Chun YU Works & Co., Ltd.	31,000	21,625
	Chun Yuan Steel	104,000	33,914
	Chung Hsin Electric & Machinery Manufacturing Corp.	66,000	44,565
	Chung Hung Steel Corp.	156,000	52,513
	Chung Hwa Pulp Corp.	96,015	31,385
*	CMC Magnetics Corp.	449,000	98,133
	Compal Electronics, Inc.	854,000	521,765
	Compeq Manufacturing Co., Ltd.	191,000	163,781
	Compucase Enterprise	12,000	10,095
	Concord Securities Co., Ltd.	105,405	24,887
	Continental Holdings Corp.	102,000	56,878
	Contrel Technology Co., Ltd.	15,000	8,481
	Coretronic Corp.	93,000	119,423

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Co-Tech Development Corp.	18,000	$19,153
*	CSBC Corp. Taiwan	60,163	50,370
	CviLux Corp.	17,000	13,456
	CyberTAN Technology, Inc.	73,000	37,280
	DA CIN Construction Co., Ltd.	37,000	23,314
	Dafeng TV, Ltd.	12,000	13,706
	Darfon Electronics Corp.	52,000	68,819
	Darwin Precisions Corp.	76,000	43,781
	Depo Auto Parts Ind Co., Ltd.	20,000	46,187
	Dimerco Express Corp.	19,000	13,053
*	D-Link Corp.	159,000	67,000
*	Dynamic Electronics Co., Ltd.	73,000	23,323
	Dynapack International Technology Corp.	32,000	49,089
	E Ink Holdings, Inc.	89,000	97,518
	Eastern Media International Corp.	35,000	11,486
*	Edimax Technology Co., Ltd.	60,000	21,210
	Edom Technology Co., Ltd.	21,000	9,221
	Elite Semiconductor Memory Technology, Inc.	50,000	52,560
	Elitegroup Computer Systems Co., Ltd.	67,000	23,305
	EnTie Commercial Bank Co., Ltd.	110,000	57,481
	Epistar Corp.	209,000	164,769
	Eson Precision Ind. Co., Ltd.	15,000	18,958
	Eternal Materials Co., Ltd.	157,290	132,173
	Eva Airways Corp.	468,665	219,391
*	Everest Textile Co., Ltd.	68,952	25,188
	Evergreen International Storage & Transport Corp.	93,000	42,657
	Evergreen Marine Corp. Taiwan, Ltd.	453,650	208,735
	Everlight Chemical Industrial Corp.	81,450	44,894
	Everlight Electronics Co., Ltd.	90,000	86,503
	Excellence Opto, Inc.	34,000	23,571
	Excelsior Medical Co., Ltd.	22,000	35,427
	Far Eastern Department Stores, Ltd.	223,000	168,784
	Far Eastern International Bank	479,192	192,068
	Farglory Land Development Co., Ltd.	67,000	81,928
*	Federal Corp.	75,480	29,294
	Feedback Technology Corp.	8,400	19,765
	First Insurance Co., Ltd. (The)	37,000	17,866
*	First Steamship Co., Ltd.	123,676	49,654
	FLEXium Interconnect, Inc.	57,000	173,475
	FocalTech Systems Co., Ltd.	46,000	34,123
	Forest Water Environment Engineering Co., Ltd.	11,349	18,795
	Formosa Advanced Technologies Co., Ltd.	11,000	11,711
	Formosa Laboratories, Inc.	19,919	24,351
	Formosa Optical Technology Co., Ltd.	1,000	2,126
	Formosan Union Chemical	61,242	26,725
	Founding Construction & Development Co., Ltd.	24,000	12,252
	Froch Enterprise Co., Ltd.	27,000	10,988
	Fulgent Sun International Holding Co., Ltd.	13,700	39,562
	Fulltech Fiber Glass Corp.	72,000	34,942
	Gallant Precision Machining Co., Ltd.	20,000	12,519
	GCS Holdings, Inc.	12,000	23,091
*	Gemtek Technology Corp.	63,000	54,304
	General Interface Solution Holding, Ltd.	33,000	121,301
	Genmont Biotech, Inc.	25,000	21,872
	Giantplus Technology Co., Ltd.	73,000	28,114
	Gigabyte Technology Co., Ltd.	98,000	146,453
*	Gigastorage Corp.	48,000	14,165
	Global Brands Manufacture, Ltd.	72,000	39,129
	Global Lighting Technologies, Inc.	23,000	45,677

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Globe Union Industrial Corp.	27,000	$14,020
	Gloria Material Technology Corp.	108,880	67,569
*	Gold Circuit Electronics, Ltd.	86,000	36,768
	Goldsun Building Materials Co., Ltd.	253,000	67,511
	Grand Ocean Retail Group, Ltd.	18,000	19,546
*	Grand Pacific Petrochemical	188,000	122,742
	Great China Metal Industry	26,000	20,341
	Greatek Electronics, Inc.	51,000	72,657
	GTM Holdings Corp.	21,000	15,427
#*	HannsTouch Solution, Inc.	141,000	65,843
	Hey Song Corp.	61,000	62,129
	Hiroca Holdings, Ltd.	13,000	28,381
	Hitron Technology, Inc.	35,204	23,002
	Ho Tung Chemical Corp.	154,577	34,767
	Hocheng Corp.	56,000	13,868
	Holy Stone Enterprise Co., Ltd.	18,000	53,855
	Hong Pu Real Estate Development Co., Ltd.	47,000	31,067
	Hong YI Fiber Industry Co.	30,000	18,388
*	Horizon Securities Co., Ltd.	56,000	11,283
	Hsin Kuang Steel Co., Ltd.	44,000	43,320
	Hsing TA Cement Co.	21,000	11,993
	Huaku Development Co., Ltd.	37,000	96,921
	Huang Hsiang Construction Corp.	38,000	38,515
	Hung Ching Development & Construction Co., Ltd.	33,000	24,040
	Hung Sheng Construction, Ltd.	106,800	68,881
*	Hwa Fong Rubber Industrial Co., Ltd.	85,800	31,207
	IBF Financial Holdings Co., Ltd.	463,496	165,099
*	Ichia Technologies, Inc.	84,000	43,508
	Innolux Corp.	1,827,000	422,413
	International CSRC Investment Holdings Co.	114,434	139,323
	I-Sheng Electric Wire & Cable Co., Ltd.	8,000	10,621
	ITE Technology, Inc.	11,000	11,702
	Jarllytec Co., Ltd.	6,000	13,206
	Jess-Link Products Co., Ltd.	17,250	16,791
	Jih Sun Financial Holdings Co., Ltd.	347,927	119,925
	K Laser Technology, Inc.	43,000	28,651
	Kaulin Manufacturing Co., Ltd.	16,000	8,110
	KEE TAI Properties Co., Ltd.	104,000	40,322
	Kenda Rubber Industrial Co., Ltd.	105,000	97,766
	Kindom Construction Corp.	105,000	84,777
	King Chou Marine Technology Co., Ltd.	10,200	11,679
	King Yuan Electronics Co., Ltd.	237,000	246,011
	King's Town Bank Co., Ltd.	148,000	151,190
	King's Town Construction Co., Ltd.	27,000	24,207
	Kinpo Electronics	263,000	87,671
	Kinsus Interconnect Technology Corp.	66,000	83,795
	KS Terminals, Inc.	8,000	10,396
	Kung Sing Engineering Corp.	55,000	12,515
*	Kuo Toong International Co., Ltd.	40,000	25,173
	Kuoyang Construction Co., Ltd.	79,321	30,654
	Kwong Lung Enterprise Co., Ltd.	12,000	17,513
	L&K Engineering Co., Ltd.	41,000	36,931
*	LAN FA Textile	36,000	8,715
	Lealea Enterprise Co., Ltd.	153,000	44,804
	LEE CHI Enterprises Co., Ltd.	53,000	16,385
	Lelon Electronics Corp.	11,000	14,718
	Lextar Electronics Corp.	76,000	37,049
	Li Peng Enterprise Co., Ltd.	113,000	26,187
	Lingsen Precision Industries, Ltd.	91,000	25,987

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lite-On Semiconductor Corp.	45,000	$45,544
#	Longchen Paper & Packaging Co., Ltd.	132,120	63,006
	Lung Yen Life Service Corp.	11,000	21,995
	Macronix International	329,000	329,201
	Materials Analysis Technology, Inc.	6,000	14,418
	Mayer Steel Pipe Corp.	27,000	13,214
	Meiloon Industrial Co.	17,000	12,057
	Mercuries & Associates Holding, Ltd.	37,000	21,043
*	Mercuries Life Insurance Co., Ltd.	230,971	80,201
*	Microbio Co., Ltd.	36,000	15,621
*	Mosel Vitelic, Inc.	32,000	20,546
*	Motech Industries, Inc.	141,000	49,164
	MPI Corp.	9,000	19,186
	Nexcom International Co., Ltd.	12,000	11,670
	Nien Hsing Textile Co., Ltd.	17,000	14,062
*	O-Bank Co., Ltd.	78,000	19,689
	OptoTech Corp.	84,178	59,759
	Orient Europharma Co., Ltd.	7,000	13,603
*	Orient Semiconductor Electronics, Ltd.	93,880	46,363
	Oriental Union Chemical Corp.	75,000	56,857
	Pacific Construction Co.	25,000	9,515
	Pan Jit International, Inc.	57,000	46,562
	Pan-International Industrial Corp.	83,000	66,886
*	Phihong Technology Co., Ltd.	103,259	28,765
	Plotech Co., Ltd.	26,000	15,343
	Powertech Technology, Inc.	130,000	354,946
	President Securities Corp.	199,111	81,113
	Prince Housing & Development Corp.	252,000	89,724
	Promate Electronic Co., Ltd.	21,000	22,128
	Qisda Corp.	115,000	71,311
	Qualipoly Chemical Corp.	18,900	16,614
	Quintain Steel Co., Ltd.	64,789	14,746
*	Radium Life Tech Co., Ltd.	88,000	38,909
	Rechi Precision Co., Ltd.	27,000	21,478
	Rich Development Co., Ltd.	92,000	27,885
*	Ritek Corp.	146,000	40,456
*	Roo Hsing Co., Ltd.	207,000	80,898
	Ruentex Development Co., Ltd.	104,000	137,931
	Ruentex Industries, Ltd.	57,400	122,086
	Sampo Corp.	76,800	45,573
	San Fang Chemical Industry Co., Ltd.	33,000	24,624
	Sanyang Motor Co., Ltd.	85,000	57,130
	Sesoda Corp.	30,098	25,188
	Shan-Loong Transportation Co., Ltd.	28,000	26,901
	Sharehope Medicine Co., Ltd.	17,815	16,535
	Sheng Yu Steel Co., Ltd.	26,000	17,160
*	Shih Wei Navigation Co., Ltd.	61,317	18,272
	Shin Kong Financial Holding Co., Ltd.	1,844,678	533,205
	Shin Zu Shing Co., Ltd.	30,000	120,446
*	Shining Building Business Co., Ltd.	101,430	31,359
	Shinkong Insurance Co., Ltd.	36,000	43,910
	Shinkong Synthetic Fibers Corp.	208,000	88,197
	Sigurd Microelectronics Corp.	64,000	59,503
	Sincere Navigation Corp.	61,000	32,654
	Sinher Technology, Inc.	6,000	8,478
	Sino-American Silicon Products, Inc.	94,000	255,723
	Sinon Corp.	72,000	43,328
	Sinphar Pharmaceutical Co., Ltd.	17,680	11,400
	Siward Crystal Technology Co., Ltd.	49,000	33,289

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sonix Technology Co., Ltd.	10,000	$9,975
	Standard Chemical & Pharmaceutical Co., Ltd.	10,000	10,774
*	Sunko INK Co., Ltd.	36,000	10,725
	Sunrex Technology Corp.	32,685	41,718
	Sunspring Metal Corp.	32,000	32,375
	Supreme Electronics Co., Ltd.	52,244	47,089
	Swancor Holding Co., Ltd.	11,000	26,702
	Sweeten Real Estate Development Co., Ltd.	36,000	32,183
	Syncmold Enterprise Corp.	10,000	25,077
	Sysage Technology Co., Ltd.	9,250	9,861
	Systex Corp.	32,000	75,518
	T3EX Global Holdings Corp.	18,000	13,819
#	TA Chen Stainless Pipe	152,553	225,404
	Ta Ya Electric Wire & Cable	108,000	38,606
	Taichung Commercial Bank Co., Ltd.	472,158	191,630
	Taiflex Scientific Co., Ltd.	36,460	56,313
	Tainan Enterprises Co., Ltd.	18,000	14,804
	Tainan Spinning Co., Ltd.	266,000	104,525
	Taita Chemical Co., Ltd.	63,240	21,329
	Taiwan Business Bank	828,947	355,646
	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,000	13,562
	Taiwan Fertilizer Co., Ltd.	54,000	83,068
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	31,084
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	33,112
	Taiwan Glass Industry Corp.	218,968	84,820
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	86,290
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	22,820
*	Taiwan Land Development Corp.	129,466	38,094
	Taiwan Navigation Co., Ltd.	35,000	25,174
	Taiwan PCB Techvest Co., Ltd.	48,000	62,310
	Taiwan Pulp & Paper Corp.	25,000	15,110
	Taiwan Shin Kong Security Co., Ltd.	40,000	47,959
	Taiwan Surface Mounting Technology Corp.	53,000	129,587
	Taiwan TEA Corp.	133,000	69,270
	Taiyen Biotech Co., Ltd.	28,000	30,507
	Teco Electric and Machinery Co., Ltd.	391,000	311,356
	Test-Rite International Co., Ltd.	22,000	14,417
	Thye Ming Industrial Co., Ltd.	36,000	37,428
	Ton Yi Industrial Corp.	170,000	67,984
	Tong Yang Industry Co., Ltd.	71,000	103,716
	Tong-Tai Machine & Tool Co., Ltd.	27,000	15,610
	TOPBI International Holdings, Ltd.	8,070	22,582
	Topco Scientific Co., Ltd.	14,000	37,144
	Topco Technologies Corp.	8,999	20,075
	Topoint Technology Co., Ltd.	28,800	17,614
*	TPK Holding Co., Ltd.	74,000	130,876
	Transcend Information, Inc.	19,000	41,436
	Tripod Technology Corp.	79,000	262,616
	Tsann Kuen Enterprise Co., Ltd.	20,000	12,324
*	TSEC Corp.	42,145	11,799
	TSRC Corp.	98,000	85,019
	Tung Ho Steel Enterprise Corp.	157,000	108,555
	Tung Thih Electronic Co., Ltd.	11,000	24,649
	TXC Corp.	53,000	65,131
	TYC Brother Industrial Co., Ltd.	42,000	37,860
*	Tycoons Group Enterprise	84,034	18,030
	Tyntek Corp.	33,000	17,719
	U-Ming Marine Transport Corp.	91,000	102,101
	Unimicron Technology Corp.	288,000	347,701

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Union Bank Of Taiwan	241,020	$92,846
	Unitech Computer Co., Ltd.	20,000	13,283
	Unitech Printed Circuit Board Corp.	113,220	85,727
	United Orthopedic Corp.	10,000	15,017
*	United Renewable Energy Co., Ltd.	419,593	120,319
*	Unity Opto Technology Co., Ltd.	91,000	25,905
	Universal Cement Corp.	95,277	57,832
*	Universal Microelectronics Co., Ltd.	13,000	7,585
*	Unizyx Holding Corp.	77,000	61,851
	UPC Technology Corp.	170,586	61,548
	USI Corp.	180,091	68,965
	Ve Wong Corp.	16,000	13,682
	Wah Lee Industrial Corp.	34,000	59,402
	Walsin Lihwa Corp.	517,000	247,898
	Walton Advanced Engineering, Inc.	55,000	18,303
	Wan Hai Lines, Ltd.	76,000	50,536
	Weikeng Industrial Co., Ltd.	67,618	43,774
	Well Shin Technology Co., Ltd.	18,000	29,482
	Weltrend Semiconductor	12,000	10,230
	Winbond Electronics Corp.	625,363	381,250
	Wisdom Marine Lines Co., Ltd.	63,262	66,073
	Wistron Corp.	586,841	435,970
	Wistron NeWeb Corp.	53,040	132,761
	Wonderful Hi-Tech Co., Ltd.	7,000	4,075
	WT Microelectronics Co., Ltd.	94,207	122,263
*	Yang Ming Marine Transport Corp.	238,674	66,675
	YC Co., Ltd.	87,176	34,469
	YC INOX Co., Ltd.	50,600	42,699
	Yea Shin International Development Co., Ltd.	29,632	16,230
*	Yeong Guan Energy Technology Group Co., Ltd.	18,000	32,648
	YFY, Inc.	280,000	104,094
	Yi Jinn Industrial Co., Ltd.	34,200	15,375
	Yieh Phui Enterprise Co., Ltd.	258,282	75,039
	Youngtek Electronics Corp.	24,000	35,347
	Yuanta Futures Co., Ltd.	10,000	16,010
#	Yulon Motor Co., Ltd.	200,000	153,545
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	30,956
	Zenitron Corp.	27,000	18,808
	Zero One Technology Co., Ltd.	22,000	21,374
	Zhen Ding Technology Holding, Ltd.	78,000	283,759
	Zig Sheng Industrial Co., Ltd.	79,000	22,320
	Zinwell Corp.	64,000	46,410
	ZongTai Real Estate Development Co., Ltd.	24,300	18,233
TOTAL TAIWAN			22,155,186
THAILAND — (0.9%)
	AJ Plast PCL	26,500	7,755
	Allianz Ayudhya General Insurance PCL	11,000	14,933
	Amata Corp. PCL	122,800	96,228
	Amata VN PCL	94,100	14,870
	Ananda Development PCL	334,800	38,972
	AP Thailand PCL	263,800	65,618
	Asia Aviation PCL	203,200	25,371
	Asia Plus Group Holdings PCL	204,100	18,449
	Bangchak Corp. PCL	109,900	108,095
	Bangkok Insurance PCL	1,800	19,255
	Bangkok Land PCL	2,507,300	140,223
	Bangkok Ranch PCL	15,300	1,632
	Banpu PCL	447,800	208,211

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	BEC World PCL	170,400	$55,129
	Cal-Comp Electronics Thailand PCL	428,200	24,365
*	CIMB Thai Bank PCL	1,971,600	46,157
	Dhipaya Insurance PCL	55,800	45,177
	Eastern Polymer Group PCL, Class F	217,100	49,413
	Eastern Water Resources Development and Management PCL, Class F	105,500	46,310
	Esso Thailand PCL	180,800	58,787
	GFPT PCL	144,700	85,159
*	Global Green Chemicals PCL	86,200	32,793
	Golden Land Property Development PCL	192,200	52,495
	Hana Microelectronics PCL	128,500	116,989
	IRPC PCL	1,743,200	272,065
	Italian-Thai Development PCL	294,400	21,442
	KCE Electronics PCL	60,700	33,947
	KGI Securities Thailand PCL	247,300	37,953
	Khon Kaen Sugar Industry PCL	362,960	32,809
	Lam Soon Thailand PCL	96,800	14,856
	Lanna Resources PCL	28,000	10,197
	LH Financial Group PCL	1,278,000	60,254
	LPN Development PCL	143,100	33,734
	Maybank Kim Eng Securities Thailand PCL	39,000	11,793
	MBK PCL	138,700	106,432
	MC Group PCL	73,900	19,343
	Millcon Steel PCL	211,520	5,846
	Namyong Terminal PCL	91,000	14,262
	PCS Machine Group Holding PCL	86,800	17,922
	Platinum Group PCL (The)	124,000	25,602
	Polyplex Thailand PCL	85,200	42,939
*	Precious Shipping PCL	126,000	35,028
	Property Perfect PCL	616,300	15,630
	Pruksa Holding PCL	177,200	126,757
	Quality Houses PCL	1,176,100	116,252
	Raimon Land PCL	515,800	18,281
*	Regional Container Lines PCL	119,500	17,252
	Rojana Industrial Park PCL	220,300	45,844
	Samart Telcoms PCL	33,900	13,448
	Sansiri PCL	1,500,600	72,700
	SC Asset Corp. PCL	339,100	31,534
	Scan Inter PCL	148,000	15,977
*	SCG Ceramics PCL	91,341	5,999
	Sena Development PCL	196,116	22,956
	Siam City Cement PCL	1,400	10,834
	Siam Future Development PCL	196,440	40,878
	Siamgas & Petrochemicals PCL	167,600	53,133
	Somboon Advance Technology PCL	57,400	35,461
	SPCG PCL	77,500	47,878
	Sri Trang Agro-Industry PCL	212,880	82,369
	Srithai Superware PCL	69,100	2,292
	Star Petroleum Refining PCL	401,000	128,429
	Supalai PCL	161,425	115,472
*	Super Energy Corp. PCL	2,470,900	57,042
	SVI PCL	297,600	38,899
*	Tata Steel Thailand PCL	594,100	13,329
*	Thai Airways International PCL	179,200	60,015
	Thai Oil PCL	115,200	258,456
	Thai Stanley Electric PCL, Class F	5,700	40,032
	Thai Wah PCL	75,200	17,605
*	Thaicom PCL	58,900	11,204
	Thanachart Capital PCL	124,400	238,647

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thitikorn PCL	41,600	$13,526
	Thoresen Thai Agencies PCL	261,800	52,777
	Tipco Asphalt PCL	163,900	104,985
	Tisco Financial Group PCL	47,700	156,648
	TMB Bank PCL	2,256,500	138,670
	TMT Steel PCL	70,200	12,326
	TPI Polene PCL	1,534,100	94,774
	TPI Polene Power PCL	191,500	37,360
	Unique Engineering & Construction PCL	138,400	49,051
	Univanich Palm Oil PCL	46,900	8,006
	Univentures PCL	165,100	35,967
	Vanachai Group PCL	88,600	14,347
	Vinythai PCL	88,700	74,986
TOTAL THAILAND			4,716,838
TURKEY — (0.2%)
	Aksa Akrilik Kimya Sanayii A.S.	11,797	19,969
*	Aksa Enerji Uretim A.S.	24,121	10,400
	Alarko Holding A.S.	53,295	31,617
*	Albaraka Turk Katilim Bankasi A.S.	149,620	32,267
	Anadolu Cam Sanayii A.S.	64,176	32,809
*	Arcelik A.S.	5,749	17,944
	Aygaz A.S.	15,959	29,201
*	Bera Holding A.S.	122,261	39,618
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	14,281
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	19,740
*	GSD Holding AS	62,912	9,547
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	128,147	50,094
	Kordsa Teknik Tekstil A.S.	22,267	49,531
	Nuh Cimento Sanayi A.S.	15,425	17,361
*	Pegasus Hava Tasimaciligi A.S.	10,469	89,018
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	32,193	20,825
*	Sekerbank Turk AS	132,226	22,899
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	20,312
	Soda Sanayii A.S.	24,561	26,884
*	Tat Gida Sanayi A.S.	20,655	18,439
	TAV Havalimanlari Holding A.S.	29,394	132,105
	Trakya Cam Sanayii A.S.	114,319	56,634
	Turkiye Halk Bankasi A.S.	148,199	159,261
*	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	32,648
	Turkiye Sise ve Cam Fabrikalari A.S.	46,845	41,343
	Turkiye Vakiflar Bankasi TAO, Class D	189,592	171,878
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	23,175
*	Zorlu Enerji Elektrik Uretim A.S.	124,113	27,046
TOTAL TURKEY			1,216,846
UNITED KINGDOM — (11.4%)
*	Acacia Mining P.L.C.	49,896	135,722
	Aggreko P.L.C.	74,047	747,053
	Alliance Pharma P.L.C.	83,598	72,570
*	Amerisur Resources P.L.C.	77,850	17,379
	Anglo-Eastern Plantations P.L.C.	3,836	21,281
	Arrow Global Group P.L.C.	36,788	119,937
	Babcock International Group P.L.C.	119,557	688,977
	Balfour Beatty P.L.C.	189,955	473,879
	Bank of Georgia Group P.L.C.	10,623	180,368
	Barratt Developments P.L.C.	315,818	2,465,668
	BBA Aviation P.L.C.	202,312	785,823

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	BCA Marketplace P.L.C.	76,301	$224,076
	Beazley P.L.C.	13,558	94,688
	Begbies Traynor Group P.L.C.	12,789	12,475
	Bellway P.L.C.	39,175	1,412,085
	Berkeley Group Holdings P.L.C.	30,006	1,411,267
	Biffa P.L.C.	12,870	34,295
	Bloomsbury Publishing P.L.C.	19,392	54,298
	Bodycote P.L.C.	54,647	487,586
	Bovis Homes Group P.L.C.	44,903	573,589
	Braemar Shipping Services P.L.C.	4,667	11,241
*	BTG P.L.C.	71,259	724,128
*	Cairn Energy P.L.C.	40,922	78,546
*	Carclo P.L.C.	16,123	2,096
	CareTech Holdings P.L.C.	18,706	84,771
*	Carpetright P.L.C.	36,288	6,681
	Carr's Group P.L.C.	11,580	21,142
	Castings P.L.C.	4,281	21,452
	Centamin P.L.C.	331,657	517,513
	Centaur Media P.L.C.	16,082	8,796
	Central Asia Metals P.L.C.	15,611	38,786
	Centrica P.L.C.	373,606	343,937
	Charles Taylor P.L.C.	16,920	46,512
	Chemring Group P.L.C.	75,743	168,842
	Chesnara P.L.C.	36,124	145,324
	Cineworld Group P.L.C.	257,540	799,463
*	Circassia Pharmaceuticals P.L.C.	44,336	10,681
	Clarkson P.L.C.	8,487	264,421
	Close Brothers Group P.L.C.	43,721	705,880
	CMC Markets P.L.C.	21,846	25,914
*	Cobham P.L.C.	666,518	1,334,608
	Consort Medical P.L.C.	10,857	98,772
	ConvaTec Group P.L.C.	188,198	355,588
	Costain Group P.L.C.	28,773	54,894
	Countryside Properties P.L.C.	95,976	342,230
*	Countrywide P.L.C.	68,640	4,142
	Crest Nicholson Holdings P.L.C.	77,112	342,909
	CYBG P.L.C.	193,615	403,451
	Daily Mail & General Trust P.L.C., Class A	40,319	387,263
	Dart Group P.L.C.	9,302	85,313
	Devro P.L.C.	46,110	115,165
	DFS Furniture P.L.C.	40,764	116,808
*	Dialight P.L.C.	7,087	31,141
	Direct Line Insurance Group P.L.C.	392,223	1,534,258
	DiscoverIE Group P.L.C.	17,331	93,568
	Dixons Carphone P.L.C.	241,138	349,470
	Drax Group P.L.C.	112,465	412,092
	DS Smith P.L.C.	325,866	1,405,500
	easyJet P.L.C.	42,131	493,730
*	EI Group P.L.C.	155,978	534,682
*	EKF Diagnostics Holdings P.L.C.	61,585	25,896
*	Eland Oil & Gas P.L.C.	20,329	29,510
	Elementis P.L.C.	104,486	191,544
*	EnQuest P.L.C.	312,538	88,102
	Entertainment One, Ltd.	8,632	46,099
	Equiniti Group P.L.C.	129,855	331,901
	Essentra P.L.C.	63,219	327,782
	Ferrexpo P.L.C.	92,224	285,359
*	Firstgroup P.L.C.	374,372	521,087
	Flowtech Fluidpower P.L.C.	7,489	12,702

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Foxtons Group P.L.C.	71,351	$48,837
	Fresnillo P.L.C.	14,539	104,937
	Fuller Smith & Turner P.L.C., Class A	6,566	85,439
	Galliford Try P.L.C.	37,963	271,934
*	Gem Diamonds, Ltd.	38,208	31,883
	Genel Energy P.L.C.	23,686	55,104
*	Georgia Capital P.L.C.	7,964	94,883
	Goodwin P.L.C.	314	13,067
	Grafton Group P.L.C.	74,739	657,728
	Grainger P.L.C.	13,604	37,586
	Greencore Group P.L.C.	8,425	21,924
	Greene King P.L.C.	96,478	732,561
	Gulf Keystone Petroleum, Ltd.	67,566	192,188
*	Gulf Marine Services P.L.C.	42,616	4,858
	GVC Holdings P.L.C.	116,721	836,179
	Gym Group P.L.C. (The)	20,338	63,231
	H&T Group P.L.C.	3,869	15,207
	Halfords Group P.L.C.	66,390	154,145
	Hargreaves Services P.L.C.	2,839	9,133
	Hastings Group Holdings P.L.C.	55,633	130,601
	Headlam Group P.L.C.	22,372	120,548
	Helical P.L.C.	20,698	90,114
	Henry Boot P.L.C.	14,040	41,854
	Highland Gold Mining, Ltd.	91,972	243,269
	Hochschild Mining P.L.C.	75,354	188,978
*	Horizon Discovery Group P.L.C.	21,363	39,264
	Hostelworld Group P.L.C.	12,739	26,389
	Hunting P.L.C.	36,382	224,195
	Huntsworth P.L.C.	57,660	70,098
	Ibstock P.L.C.	95,414	267,775
*	IGas Energy P.L.C.	15,148	10,185
	Inchcape P.L.C.	102,222	774,418
	Inmarsat P.L.C.	5,008	34,816
	Investec P.L.C.	211,733	1,204,701
	ITE Group P.L.C.	105,125	93,241
	J Sainsbury P.L.C.	332,740	793,995
	John Laing Group P.L.C.	74,897	349,982
	John Wood Group P.L.C.	173,764	1,119,686
*	JPJ Group P.L.C.	1,467	12,264
	Jupiter Fund Management P.L.C.	50,138	226,878
*	Just Group P.L.C.	207,952	118,888
	Keller Group P.L.C.	20,765	165,755
	Kier Group P.L.C.	33,146	24,735
	Kingfisher P.L.C.	593,169	1,601,489
*	Lamprell P.L.C.	66,081	44,125
	Lancashire Holdings, Ltd.	50,352	422,491
	Lookers P.L.C.	89,330	45,432
	Low & Bonar P.L.C.	32,740	2,982
	LSL Property Services P.L.C.	23,302	57,551
	Majestic Wine P.L.C.	10,404	32,216
	Man Group P.L.C.	447,529	923,694
	Marston's P.L.C.	209,989	272,532
	McCarthy & Stone P.L.C.	98,693	167,031
	McColl's Retail Group P.L.C.	14,203	11,738
	Mears Group P.L.C.	34,909	116,380
	Mediclinic International P.L.C.	88,695	369,837
	Meggitt P.L.C.	35,561	256,620
	Merlin Entertainments P.L.C.	189,161	1,034,774
*	Metro Bank P.L.C.	8,823	38,424

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Micro Focus International P.L.C.	72,707	$1,531,496
	Millennium & Copthorne Hotels P.L.C.	38,317	317,168
*	Mitchells & Butlers P.L.C.	70,813	261,117
	MJ Gleeson P.L.C.	11,285	115,129
	Morgan Sindall Group P.L.C.	9,270	126,496
*	Mothercare P.L.C.	103,725	20,865
	N Brown Group P.L.C.	27,931	40,695
	NAHL Group P.L.C.	19,189	28,271
	National Express Group P.L.C.	125,965	641,646
	NCC Group P.L.C.	52,241	117,493
	Non-Standard Finance P.L.C.	61,251	28,184
	Norcros P.L.C.	16,487	41,849
	Northgate P.L.C.	39,470	158,623
*	Nostrum Oil & Gas P.L.C.	17,535	9,356
	Numis Corp. P.L.C.	12,643	36,584
	OneSavings Bank P.L.C.	65,007	286,542
*	Pan African Resources P.L.C.	302,516	41,166
	Paragon Banking Group P.L.C.	5,828	29,595
*	Parkmead Group P.L.C. (The)	15,615	10,596
	Pendragon P.L.C.	413,098	64,045
*	Petra Diamonds, Ltd.	182,703	24,795
*	Petropavlovsk P.L.C.	772,464	93,276
	Pets at Home Group P.L.C.	157,643	398,413
	Phoenix Group Holdings P.L.C.	137,472	1,156,329
	Playtech P.L.C.	62,660	336,367
	Polypipe Group P.L.C.	53,474	265,667
*	Premier Foods P.L.C.	195,519	80,143
*	Premier Oil P.L.C.	199,335	202,881
	Provident Financial P.L.C.	74,878	394,421
	PZ Cussons P.L.C.	83,124	221,077
	QinetiQ Group P.L.C.	162,110	569,289
	Rank Group P.L.C.	43,286	79,926
*	REA Holdings P.L.C.	3,000	4,072
	Reach P.L.C.	87,330	90,097
	Redrow P.L.C.	73,870	502,683
	Renewi P.L.C.	109,405	38,708
	Restaurant Group P.L.C. (The)	37,530	69,393
	Revolution Bars Group P.L.C.	7,245	5,629
	Ricardo P.L.C.	9,039	77,209
*	Rockhopper Exploration P.L.C.	85,440	21,449
	Royal Mail P.L.C.	180,633	461,305
	RPS Group P.L.C.	52,390	79,823
	RSA Insurance Group P.L.C.	159,774	1,086,684
	S&U P.L.C.	850	23,782
	Saga P.L.C.	326,759	176,756
	SDL P.L.C.	17,664	101,800
	Senior P.L.C.	96,171	234,172
	Severfield P.L.C.	59,426	48,315
	SIG P.L.C.	142,557	227,891
	Smart Metering Systems P.L.C.	7,279	44,594
	Soco International P.L.C.	46,696	34,943
	Speedy Hire P.L.C.	122,343	77,366
	Spire Healthcare Group P.L.C.	35,116	48,235
*	Sportech P.L.C.	20,049	8,219
*	Sports Direct International P.L.C.	49,289	135,752
	St. Modwen Properties P.L.C.	55,429	281,681
	Stock Spirits Group P.L.C.	39,966	111,211
	Superdry P.L.C.	6,793	35,579
	T Clarke P.L.C.	15,910	22,754

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Tate & Lyle P.L.C.	109,620	$1,003,962
Taylor Wimpey P.L.C.	951,078	1,863,480
Telford Homes P.L.C.	5,128	21,684
TP ICAP P.L.C.	172,793	658,042
Travis Perkins P.L.C.	79,648	1,318,584
Trifast P.L.C.	24,071	56,715
TT Electronics P.L.C.	48,498	129,521
Tullow Oil P.L.C.	435,039	1,019,346
* Tungsten Corp. P.L.C.	20,245	12,740
Tyman P.L.C.	19,065	50,485
U & I Group P.L.C.	37,908	65,853
UDG Healthcare P.L.C.	28,989	280,673
Ultra Electronics Holdings P.L.C.	12,764	302,641
Urban & Civic P.L.C.	15,389	57,282
* Vectura Group P.L.C.	216,921	210,434
Vertu Motors P.L.C.	28,861	12,724
Vesuvius P.L.C.	65,059	396,463
Volution Group P.L.C.	37,985	83,628
Vp P.L.C.	3,920	37,222
Wm Morrison Supermarkets P.L.C.	712,963	1,683,691
Xaar P.L.C.	19,705	21,237
TOTAL UNITED KINGDOM		60,661,486
TOTAL COMMON STOCKS		526,564,036
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.4%)
Banco ABC Brasil S.A.	28,564	134,199
Banco do Estado do Rio Grande do Sul SA, Class B	48,400	298,160
Banco Pan SA	88,900	220,133
Cia Brasileira de Distribuicao	9,760	239,246
Cia Ferro Ligas da Bahia - FERBASA	9,400	55,543
Gerdau SA	216,500	780,032
Grazziotin SA	1,600	10,230
Marcopolo SA	156,673	156,412
Randon SA Implementos e Participacoes	55,300	143,599
Schulz SA	7,000	16,068
Unipar Carbocloro SA	8,484	74,940
Usinas Siderurgicas de Minas Gerais SA, Class A	116,300	266,649
TOTAL BRAZIL		2,395,211
COLOMBIA — (0.0%)
Avianca Holdings SA	105,386	51,393
GERMANY — (0.2%)
Biotest AG	3,257	79,060
Draegerwerk AG & Co. KGaA	2,384	129,365
Jungheinrich AG	13,566	301,678
Schaeffler AG	31,344	231,112
STO SE & Co. KGaA	568	58,167
Villeroy & Boch AG	889	13,152
TOTAL GERMANY		812,534
TOTAL PREFERRED STOCKS		3,259,138

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	66,849	$15,192
JAPAN — (0.0%)
*	AD Works Co., Ltd. Rights 08/23/2019	30,600	281
MALAYSIA — (0.0%)
*	Paramount Corp. Bhd Warrants 7/28/2024	11,880	0
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	2,234	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0
SOUTH KOREA — (0.0%)
*	Dae-Il Corp. Rights 08/08/2019	907	855
TOTAL RIGHTS/WARRANTS			16,328
TOTAL INVESTMENT SECURITIES			529,839,502

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	DFA Short Term Investment Fund	329,018	3,807,071
TOTAL INVESTMENTS — (100.0%)
(Cost $562,068,644)^^			$533,646,573
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$29,229,716	—	$29,229,716
Austria	—	3,147,361	—	3,147,361
Belgium	—	6,273,563	—	6,273,563
Brazil	$11,203,856	—	—	11,203,856
Canada	38,206,582	—	—	38,206,582
Chile	1,130,794	—	—	1,130,794
China	2,164,776	30,690,141	—	32,854,917
Colombia	561,379	—	—	561,379
Denmark	—	7,983,611	—	7,983,611
Finland	62,246	8,876,141	—	8,938,387
France	—	23,635,523	—	23,635,523
Germany	—	26,458,058	—	26,458,058
Greece	—	320,724	—	320,724
Hong Kong	—	9,303,291	—	9,303,291
India	—	12,616,429	—	12,616,429
Indonesia	—	3,437,600	—	3,437,600
Ireland	—	3,413,879	—	3,413,879
Israel	—	3,020,478	—	3,020,478
Italy	—	13,712,805	—	13,712,805
Japan	—	98,775,043	—	98,775,043
Malaysia	—	4,499,782	—	4,499,782
Mexico	3,384,986	—	—	3,384,986
Netherlands	—	10,147,037	—	10,147,037

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$1,872,018	—	$1,872,018
Norway	—	4,135,307	—	4,135,307
Philippines	—	1,903,277	—	1,903,277
Poland	—	2,336,520	—	2,336,520
Portugal	—	1,386,085	—	1,386,085
Russia	$889,693	208,523	—	1,098,216
Singapore	—	3,434,375	—	3,434,375
South Africa	810,195	8,860,024	—	9,670,219
South Korea	30,387	19,882,557	—	19,912,944
Spain	—	9,203,358	—	9,203,358
Sweden	64,534	11,963,829	—	12,028,363
Switzerland	—	18,577,197	—	18,577,197
Taiwan	—	22,155,186	—	22,155,186
Thailand	4,716,838	—	—	4,716,838
Turkey	—	1,216,846	—	1,216,846
United Kingdom	—	60,661,486	—	60,661,486
Preferred Stocks
Brazil	2,395,211	—	—	2,395,211
Colombia	51,393	—	—	51,393
Germany	—	812,534	—	812,534
Rights/Warrants
Canada	—	15,192	—	15,192
Japan	—	281	—	281
South Korea	—	855	—	855
Securities Lending Collateral	—	3,807,071	—	3,807,071
TOTAL	$65,672,870	$467,973,703	—	$533,646,573

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (4.6%)
	A2B Australia, Ltd.	61,896	$75,898
	Accent Group, Ltd.	67,861	70,048
	Adairs, Ltd.	81,527	79,713
	Adelaide Brighton, Ltd.	159,863	385,587
*	Aeon Metals, Ltd.	45,143	5,979
*	Afterpay Touch Group, Ltd.	5,594	100,448
	AGL Energy, Ltd.	48,712	698,103
#	Ainsworth Game Technology, Ltd.	97,902	47,097
	Alliance Aviation Services, Ltd.	11,460	22,343
	ALS, Ltd.	159,821	783,513
	Altium, Ltd.	33,183	825,186
	Alumina, Ltd.	118,716	188,208
	AMA Group, Ltd.	77,851	77,391
#*	Amaysim Australia, Ltd.	59,320	30,744
	AMP, Ltd.	786,476	956,666
	Ansell, Ltd.	15,795	300,482
	AP Eagers, Ltd.	18,650	142,805
	APA Group	87,637	660,078
	Apollo Tourism & Leisure, Ltd.	33,137	9,588
	Appen, Ltd.	29,126	602,386
#	ARB Corp., Ltd.	19,184	242,045
	Ardent Leisure Group, Ltd.	173,708	139,568
	Aristocrat Leisure, Ltd.	53,532	1,113,951
#	ARQ Group, Ltd.	11,142	5,289
*	Asaleo Care, Ltd.	211,036	139,150
	ASX, Ltd.	4,901	296,466
	Atlas Arteria, Ltd.	146,827	818,352
	AUB Group, Ltd.	8,579	69,714
*	Aurelia Metals, Ltd.	113,724	39,249
	Aurizon Holdings, Ltd.	530,339	2,081,957
	Ausdrill, Ltd.	283,178	379,452
	AusNet Services	302,500	366,495
	Austal, Ltd.	104,574	288,862
	Australia & New Zealand Banking Group, Ltd.	226,681	4,307,999
#*	Australian Agricultural Co., Ltd.	171,473	116,230
	Australian Finance Group, Ltd.	34,786	45,948
	Australian Pharmaceutical Industries, Ltd.	193,968	190,813
#	Automotive Holdings Group, Ltd.	107,790	228,638
	Aveo Group	132,381	185,110
#	Baby Bunting Group, Ltd.	11,252	18,363
	Bank of Queensland, Ltd.	138,701	883,479
	Bapcor, Ltd.	90,575	386,273
*	Base Resources, Ltd.	56,903	10,474
	Beach Energy, Ltd.	973,302	1,403,009
	Beacon Lighting Group, Ltd.	17,843	13,380
#	Bega Cheese, Ltd.	91,521	275,923
#*	Bellamy's Australia, Ltd.	25,477	174,296
	Bendigo & Adelaide Bank, Ltd.	137,565	1,076,855
#	BHP Group, Ltd.	487,213	13,413,293
#	BHP Group, Ltd., Sponsored ADR	13,830	759,682
#	Bingo Industries, Ltd.	76,688	125,615
#	Blackmores, Ltd.	4,339	264,968
#*	Blue Sky Alternative Investments, Ltd.	5,525	699
	BlueScope Steel, Ltd.	257,568	2,273,331
	Boral, Ltd.	316,826	1,110,352

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Brambles, Ltd.	118,372	$1,058,828
	Bravura Solutions, Ltd.	14,871	49,705
	Breville Group, Ltd.	30,034	393,517
	Brickworks, Ltd.	34,536	393,925
#*	Bubs Australia, Ltd.	35,867	32,910
*	Buru Energy, Ltd.	75,609	13,171
#	BWX, Ltd.	37,705	56,850
#*	Byron Energy, Ltd.	59,304	9,686
	Caltex Australia, Ltd.	84,446	1,553,219
	Capitol Health, Ltd.	106,976	16,385
*	Cardno, Ltd.	70,457	44,154
	carsales.com, Ltd.	77,126	775,083
*	Cash Converters International, Ltd.	184,747	16,448
	Cedar Woods Properties, Ltd.	12,673	55,523
	Challenger, Ltd.	124,517	599,849
	CIMIC Group, Ltd.	13,452	335,782
#	Citadel Group, Ltd. (The)	7,217	22,365
	City Chic Collective, Ltd.	23,129	28,634
#	Class, Ltd.	19,682	19,852
	Cleanaway Waste Management, Ltd.	751,929	1,238,158
	Clover Corp., Ltd.	17,297	27,296
	Coca-Cola Amatil, Ltd.	103,881	751,855
	Cochlear, Ltd.	6,761	1,015,838
#	Codan, Ltd.	54,165	149,293
*	Coles Group, Ltd.	132,804	1,289,417
#	Collection House, Ltd.	64,782	54,289
	Collins Foods, Ltd.	70,593	417,815
	Commonwealth Bank of Australia	90,874	5,099,992
	Computershare, Ltd.	54,664	588,855
*	Cooper Energy, Ltd.	474,722	189,245
#	Corporate Travel Management, Ltd.	21,379	334,628
	Costa Group Holdings, Ltd.	112,608	304,273
#	Credit Corp. Group, Ltd.	15,651	267,595
	Crown Resorts, Ltd.	53,618	433,522
*	CSG, Ltd.	68,457	8,450
	CSL, Ltd.	26,314	4,106,098
	CSR, Ltd.	273,453	747,665
	Data#3, Ltd.	37,256	64,496
	Decmil Group, Ltd.	82,434	51,137
	Dicker Data, Ltd.	7,721	35,351
	Domain Holdings Australia, Ltd.	101,692	209,156
#	Domino's Pizza Enterprises, Ltd.	18,521	487,532
	Downer EDI, Ltd.	206,294	1,013,522
	DuluxGroup, Ltd.	124,313	792,722
	DWS, Ltd.	41,130	33,870
	Eclipx Group, Ltd.	95,360	94,319
	Elders, Ltd.	89,086	447,476
*	Electro Optic Systems Holdings, Ltd.	5,166	14,382
*	Emeco Holdings, Ltd.	28,065	43,661
#	EQT Holdings, Ltd.	902	18,526
	ERM Power, Ltd.	46,673	57,723
	Estia Health, Ltd.	88,818	163,609
#	EVENT Hospitality and Entertainment, Ltd.	47,725	405,442
	Evolution Mining, Ltd.	623,109	2,114,818
*	FAR, Ltd.	687,555	29,047
#*	Fleetwood Corp., Ltd.	14,775	17,548
	FlexiGroup, Ltd.	131,500	163,693
	Flight Centre Travel Group, Ltd.	15,179	477,366
	Fortescue Metals Group, Ltd.	744,986	4,194,427

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Freedom Foods Group, Ltd.	8,895	$28,877
	G8 Education, Ltd.	190,742	377,056
#*	Galaxy Resources, Ltd.	51,894	44,926
	GBST Holdings, Ltd.	13,341	35,434
#	Genworth Mortgage Insurance Australia, Ltd.	110,912	256,542
#*	Gold Road Resources, Ltd.	141,107	132,322
	GrainCorp, Ltd., Class A	101,671	595,691
	Grange Resources, Ltd.	238,429	40,475
*	Greenland Minerals, Ltd.	177,454	17,952
	GUD Holdings, Ltd.	30,761	199,272
#	GWA Group, Ltd.	126,795	310,021
	Hansen Technologies, Ltd.	83,191	218,263
#	Harvey Norman Holdings, Ltd.	215,333	644,862
#	Healius, Ltd.	226,416	453,886
	Helloworld Travel, Ltd.	2,497	8,152
*	Horizon Oil, Ltd.	249,894	20,233
#	HT&E, Ltd.	110,555	131,923
	Huon Aquaculture Group, Ltd.	5,197	16,596
	IDP Education, Ltd.	42,197	551,523
	Iluka Resources, Ltd.	167,158	1,090,683
	Imdex, Ltd.	130,607	119,088
#*	IMF Bentham, Ltd.	55,213	128,948
	Incitec Pivot, Ltd.	440,969	1,046,965
	Independence Group NL	178,120	645,030
	Infigen Energy	289,039	93,463
	Infomedia, Ltd.	108,612	151,871
#	Inghams Group, Ltd.	100,256	277,783
	Insurance Australia Group, Ltd.	232,688	1,370,472
	Integral Diagnostics, Ltd.	15,537	35,057
#	Integrated Research, Ltd.	23,869	44,844
#	InvoCare, Ltd.	39,793	425,071
#	IOOF Holdings, Ltd.	144,833	575,473
	IPH, Ltd.	80,644	457,893
	IRESS, Ltd.	39,688	379,535
#*	iSelect, Ltd.	40,661	17,780
*	iSentia Group, Ltd.	55,501	9,826
	IVE Group, Ltd.	58,367	86,517
	James Hardie Industries P.L.C.	38,047	514,582
	James Hardie Industries P.L.C., Sponsored ADR	1,045	14,317
	Japara Healthcare, Ltd.	122,823	87,791
#	JB Hi-Fi, Ltd.	80,360	1,648,435
	Jumbo Interactive, Ltd.	12,500	164,732
	Jupiter Mines, Ltd.	522,866	144,371
*	Karoon Energy, Ltd.	104,024	117,736
#	Kogan.com, Ltd.	7,421	24,908
	LendLease Group	150,578	1,492,478
#	Lifestyle Communities, Ltd.	5,731	26,487
	Link Administration Holdings, Ltd.	228,182	790,284
	Lovisa Holdings, Ltd.	12,650	95,840
#*	Lynas Corp., Ltd.	256,220	454,664
	MACA, Ltd.	131,271	84,305
*	Macmahon Holdings, Ltd.	259,797	31,915
	Macquarie Group, Ltd.	38,591	3,377,445
	Magellan Financial Group, Ltd.	25,549	1,072,959
*	Mayne Pharma Group, Ltd.	628,119	225,945
	McMillan Shakespeare, Ltd.	32,345	306,259
#	McPherson's, Ltd.	66,351	84,459
	Medibank Pvt, Ltd.	452,621	1,115,792
*	Medusa Mining, Ltd.	85,990	44,180

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast, Ltd.	75,670	$75,699
#*	Metals X, Ltd.	352,530	51,336
#	Metcash, Ltd.	518,991	997,428
	Mineral Resources, Ltd.	106,419	1,156,577
*	MMA Offshore, Ltd.	194,518	29,271
#	MNF Group, Ltd.	6,878	16,691
	Monadelphous Group, Ltd.	34,439	443,535
#	Monash IVF Group, Ltd.	99,353	103,350
	Money3 Corp., Ltd.	112,241	164,119
	Mortgage Choice, Ltd.	52,196	41,115
	Motorcycle Holdings, Ltd.	5,907	5,401
	Mount Gibson Iron, Ltd.	317,929	188,874
#*	Myer Holdings, Ltd.	467,637	172,012
	National Australia Bank, Ltd.	274,161	5,339,499
	Navigator Global Investments, Ltd.	24,936	58,792
	Netwealth Group, Ltd.	8,124	45,928
	New Hope Corp., Ltd.	103,693	177,146
	Newcrest Mining, Ltd.	50,956	1,229,833
*	NEXTDC, Ltd.	16,854	78,716
	nib holdings, Ltd.	157,246	857,024
#	Nick Scali, Ltd.	17,590	75,542
#	Nine Entertainment Co. Holdings, Ltd.	725,867	996,532
	Northern Star Resources, Ltd.	201,590	1,773,874
	NRW Holdings, Ltd.	209,291	346,982
#	Nufarm, Ltd.	102,300	339,783
	OFX Group, Ltd.	72,450	67,459
	Oil Search, Ltd.	176,807	856,164
	OM Holdings, Ltd.	46,008	24,813
#*	Onevue Holdings, Ltd.	82,846	26,569
	oOh!media, Ltd.	46,770	142,289
	Orica, Ltd.	39,466	587,970
	Origin Energy, Ltd.	263,256	1,424,519
	Orora, Ltd.	541,216	1,250,601
	OZ Minerals, Ltd.	148,615	1,030,738
	Pacific Current Group, Ltd.	21,169	80,561
	Pacific Energy, Ltd.	47,682	31,744
	Pacific Smiles Group, Ltd.	7,482	6,734
	Pact Group Holdings, Ltd.	71,659	137,238
*	Panoramic Resources, Ltd.	160,080	36,761
#	Paragon Care, Ltd.	35,207	12,002
	Peet, Ltd.	141,937	114,828
	Pendal Group, Ltd.	164,146	872,883
#	Perpetual, Ltd.	28,656	770,929
#*	Perseus Mining, Ltd.	357,210	166,132
#	Pioneer Credit, Ltd.	21,724	35,314
#	Platinum Asset Management, Ltd.	79,659	261,239
*	Praemium, Ltd.	17,729	6,377
	Premier Investments, Ltd.	29,757	320,145
*	Prime Media Group, Ltd.	118,942	18,376
	Pro Medicus, Ltd.	13,699	286,011
	PWR Holdings, Ltd.	15,360	45,036
	Qantas Airways, Ltd.	114,899	447,300
	QBE Insurance Group, Ltd.	213,082	1,815,970
	QMS Media, Ltd.	62,115	40,281
	Qube Holdings, Ltd.	257,663	554,719
*	Ramelius Resources, Ltd.	272,182	185,838
	Ramsay Health Care, Ltd.	16,569	823,261
	REA Group, Ltd.	5,612	376,420
	Reckon, Ltd.	16,235	7,824

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Red 5, Ltd.	291,079	$46,446
#*	Red River Resources, Ltd.	95,643	11,658
	Reece, Ltd.	24,738	177,934
	Regis Healthcare, Ltd.	48,428	92,316
	Regis Resources, Ltd.	297,173	1,121,978
	Reject Shop, Ltd. (The)	13,887	19,944
#	Reliance Worldwide Corp., Ltd.	60,573	151,786
	Resolute Mining, Ltd.	339,374	411,944
#	Ridley Corp., Ltd.	97,503	73,880
	Rio Tinto, Ltd.	73,033	4,887,906
#	Ruralco Holdings, Ltd.	19,619	56,972
	RXP Services, Ltd.	37,518	12,337
	Sandfire Resources NL	128,155	584,720
	Santos, Ltd.	499,731	2,462,259
*	Saracen Mineral Holdings, Ltd.	243,483	688,533
	SeaLink Travel Group, Ltd.	15,871	40,593
	Seek, Ltd.	47,451	675,538
	Select Harvests, Ltd.	29,179	148,359
*	Senex Energy, Ltd.	673,868	143,541
	Servcorp, Ltd.	7,961	21,980
	Service Stream, Ltd.	159,867	325,664
#	Seven Group Holdings, Ltd.	11,338	139,005
*	Seven West Media, Ltd.	640,772	189,535
	SG Fleet Group, Ltd.	25,696	51,587
	Sigma Healthcare, Ltd.	263,993	107,404
*	Silver Chef, Ltd.	8,530	4,203
#*	Silver Lake Resources, Ltd.	306,707	270,560
	Sims Metal Management, Ltd.	77,576	574,291
	SmartGroup Corp., Ltd.	28,813	184,133
	Sonic Healthcare, Ltd.	24,997	478,415
	South32, Ltd., ADR	10,815	114,747
	South32, Ltd.	595,288	1,266,631
	Southern Cross Media Group, Ltd.	336,787	307,377
	Spark Infrastructure Group	410,969	665,994
#	SpeedCast International, Ltd.	165,938	212,480
	SRG Global, Ltd.	39,649	14,001
#	St Barbara, Ltd.	436,653	1,094,315
	Stanmore Coal, Ltd.	26,483	24,513
	Star Entertainment Grp, Ltd. (The)	361,613	1,020,633
	Steadfast Group, Ltd.	156,326	405,456
	Suncorp Group, Ltd.	204,406	1,883,965
#*	Sundance Energy Australia, Ltd.	172,684	21,641
#	Super Retail Group, Ltd.	128,700	790,049
*	Superloop, Ltd.	12,716	8,473
	Sydney Airport	84,049	479,740
#*	Syrah Resources, Ltd.	89,794	52,445
	Tabcorp Holdings, Ltd.	268,028	822,228
	Tassal Group, Ltd.	83,594	294,216
	Technology One, Ltd.	83,277	434,569
	Telstra Corp., Ltd.	328,500	890,669
	Telstra Corp., Ltd., ADR	939	12,742
#*	Thorn Group, Ltd.	101,599	18,052
	TPG Telecom, Ltd.	182,249	867,276
	Transurban Group	81,519	863,978
	Treasury Wine Estates, Ltd.	24,583	295,585
*	Troy Resources, Ltd.	92,972	6,062
	Villa World, Ltd.	56,844	91,004
*	Village Roadshow, Ltd.	62,441	112,977
*	Virgin Australia Holdings, Ltd.	328,693	37,130

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Virtus Health, Ltd.	42,133	$147,097
	Vita Group, Ltd.	58,776	49,236
*	Vocus Group, Ltd.	258,894	569,785
	Wesfarmers, Ltd.	91,269	2,444,200
	Western Areas, Ltd.	120,218	178,432
*	Westgold Resources, Ltd.	51,720	68,098
#	Westpac Banking Corp.	255,729	5,017,379
#	Whitehaven Coal, Ltd.	367,464	920,935
	WiseTech Global, Ltd.	22,697	488,028
#	Woodside Petroleum, Ltd.	98,547	2,323,834
	Woolworths Group, Ltd.	44,286	1,079,708
	WorleyParsons, Ltd.	124,468	1,363,865
	WPP AUNZ, Ltd.	106,881	47,306
*	Xero, Ltd.	2,656	116,923
TOTAL AUSTRALIA			165,407,024
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,042	96,437
	ANDRITZ AG	23,896	851,127
	Atrium European Real Estate, Ltd.	43,710	178,982
	Austria Technologie & Systemtechnik AG	15,848	254,687
	CA Immobilien Anlagen AG	18,007	634,270
	DO & CO AG	2,162	190,585
	Erste Group Bank AG	47,312	1,698,156
	EVN AG	16,885	267,942
	FACC AG	1,947	23,087
	Flughafen Wien AG	2,519	111,210
	IMMOFINANZ AG	23,203	618,243
	Kapsch TrafficCom AG	1,347	47,604
	Lenzing AG	7,129	727,178
	Mayr Melnhof Karton AG	2,109	266,483
	Oesterreichische Post AG	11,224	374,892
	OMV AG	29,916	1,496,907
	Palfinger AG	3,950	102,084
#	POLYTEC Holding AG	4,035	39,211
#	Porr AG	2,136	46,591
	Raiffeisen Bank International AG	67,230	1,576,651
	Rosenbauer International AG	582	27,496
	S IMMO AG	18,094	399,640
	Schoeller-Bleckmann Oilfield Equipment AG	2,607	207,371
#*	Semperit AG Holding	1,666	23,257
	Strabag SE	7,236	232,201
	Telekom Austria AG	54,154	399,978
	UBM Development AG	1,692	75,075
	UNIQA Insurance Group AG	55,923	501,074
	Verbund AG	3,126	174,451
	Vienna Insurance Group AG Wiener Versicherung Gruppe	17,060	437,227
#	Voestalpine AG	64,751	1,709,385
	Wienerberger AG	31,530	720,717
*	Zumtobel Group AG	4,990	41,726
TOTAL AUSTRIA			14,551,925
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	10,676	1,555,094
	Ageas	51,201	2,748,800
*	AGFA-Gevaert NV	117,210	472,067
	Anheuser-Busch InBev SA	69,892	7,026,703
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	109,159

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE	101	$14,189
	Atenor	658	52,737
	Banque Nationale de Belgique	10	25,762
	Barco NV	2,728	569,703
	Bekaert SA	16,370	460,970
#	bpost SA	33,088	307,659
	Cie d'Entreprises CFE	5,331	468,487
	Colruyt SA	23,970	1,248,986
	Deceuninck NV	24,144	53,890
	D'ieteren SA	12,309	576,476
#	Econocom Group SA	39,590	130,755
	Elia System Operator SA	8,138	619,594
	Euronav NV	73,874	621,767
*	Euronav NV	2,500	21,050
	EVS Broadcast Equipment SA	5,263	125,092
#*	Exmar NV	12,003	79,096
	Fagron	15,441	256,395
*	Galapagos NV	1,829	317,350
	Gimv NV	5,493	322,420
#	Immobel SA	900	61,311
#*	Ion Beam Applications	1,711	32,751
	Jensen-Group NV	1,217	46,395
	KBC Group NV	37,664	2,421,712
	Kinepolis Group NV	5,217	307,805
	Lotus Bakeries NV	89	231,965
*	MDxHealth	497	672
	Melexis NV	6,483	443,745
#*	Nyrstar NV	39,069	25,391
#	Ontex Group NV	32,704	538,798
	Orange Belgium SA	21,127	481,994
*	Oxurion NV	11,862	71,953
	Picanol	652	46,906
	Proximus SADP	49,493	1,411,136
	Recticel SA	25,013	201,581
	Resilux	566	89,392
	Sioen Industries NV	5,480	151,118
#	Sipef NV	1,912	86,653
	Solvay SA	20,969	2,147,120
	Telenet Group Holding NV	10,896	535,156
	TER Beke SA	239	30,572
*	Tessenderlo Group SA	13,758	430,692
*	Titan Cement International SA	2,126	44,716
	UCB SA	31,682	2,470,451
#	Umicore SA	29,662	928,528
	Van de Velde NV	1,633	46,781
*	Viohalco SA	4,480	20,626
TOTAL BELGIUM			31,490,121
BRAZIL — (1.9%)
	AES Tiete Energia SA	78,885	264,373
	AES Tiete Energia SA	13	10
	Aliansce Shopping Centers SA	31,165	230,205
	Alliar Medicos A Frente SA	31,400	121,688
	Alupar Investimento SA	39,538	274,648
	Ambev SA, ADR	79,200	417,384
	Ambev SA	330,000	1,740,642
	Anima Holding SA	6,400	36,089
	Arezzo Industria e Comercio SA	14,800	195,415
	Atacadao S.A.	50,600	310,387

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	B3 SA - Brasil Bolsa Balcao	78,847	$871,659
	Banco Bradesco SA	81,698	665,983
	Banco BTG Pactual SA	45,151	707,017
	Banco do Brasil SA	54,050	697,090
	Banco Santander Brasil SA	11,200	125,754
	BB Seguridade Participacoes SA	72,140	613,398
	BR Malls Participacoes SA	257,240	1,011,745
*	BR Properties SA	34,800	91,551
*	Brasil Brokers Participacoes SA	7,500	12,518
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,400	62,975
*	Braskem SA, Sponsored ADR	3,700	65,605
*	BRF SA	61,622	539,466
	Camil Alimentos S.A.	76,957	149,020
	CCR SA	432,287	1,693,422
	Centrais Eletricas Brasileiras SA	28,800	297,256
	Cia de Locacao das Americas	36,500	478,206
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	670,573
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	95,979
	Cia de Saneamento de Minas Gerais-COPASA	23,834	420,929
	Cia de Saneamento do Parana	35,325	792,333
	Cia de Saneamento do Parana	2,600	14,750
#	Cia Energetica de Minas Gerais, Sponsored ADR	8,800	32,208
	Cia Energetica de Minas Gerais	31,100	138,698
	Cia Hering	14,177	118,874
	Cia Paranaense de Energia, Sponsored ADR	2,400	30,984
	Cia Paranaense de Energia	7,500	94,803
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	120,414
	Cia Siderurgica Nacional SA	465,273	2,015,267
	Cielo SA	100,766	191,163
	Construtora Tenda SA	33,988	225,675
*	Cosan Logistica SA	91,266	446,722
	Cosan SA	45,940	612,477
	CSU Cardsystem SA	11,900	20,050
	CVC Brasil Operadora e Agencia de Viagens SA	47,742	636,376
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,839	842,918
	Direcional Engenharia SA	92,700	305,814
	Duratex SA	170,383	561,194
	EcoRodovias Infraestrutura e Logistica SA	79,655	245,873
	EDP - Energias do Brasil SA	81,688	412,898
	Embraer SA	219,678	1,111,529
	Embraer SA, Sponsored ADR	6,200	125,240
	Enauta Participacoes SA	50,328	174,734
	Energisa SA	68,004	880,265
*	Eneva SA	16,343	110,828
	Engie Brasil Energia SA	33,782	427,282
	Equatorial Energia SA	56,350	1,395,332
*	Even Construtora e Incorporadora SA	41,028	105,356
	Ez Tec Empreendimentos e Participacoes SA	31,494	271,091
	Fleury SA	72,842	445,296
	Fras-Le SA	13,100	16,305
*	Gafisa SA	21,494	36,328
#	Gerdau SA, Sponsored ADR	32,200	114,632
	Gerdau SA	36,800	114,073
	Grendene SA	28,251	56,260
	Guararapes Confeccoes SA	43,200	220,621
	Hapvida Participacoes e Investimentos S.A.	8,200	89,814
*	Helbor Empreendimentos SA	75,221	43,757
	Hypera SA	26,100	206,401
	Industrias Romi SA	18,100	69,624

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Instituto Hermes Pardini SA	20,471	$105,296
	International Meal Co. Alimentacao SA, Class A	104,500	259,309
	Iochpe-Maxion SA	78,823	450,877
	IRB Brasil Resseguros S/A	24,904	619,933
	Itau Unibanco Holding SA, ADR	56,778	519,519
	Itau Unibanco Holding SA	42,436	332,474
	JBS SA	436,847	2,850,234
	JHSF Participacoes SA	74,600	74,671
	JSL SA	33,900	151,008
	Kepler Weber SA	12,000	64,931
	Klabin SA	134,786	566,501
	Kroton Educacional SA	448,172	1,474,980
	Light SA	59,018	299,238
	Localiza Rent a Car SA	119,181	1,374,078
	LOG Commercial Properties e Participacoes SA	9,805	60,455
	Lojas Americanas SA	11,200	41,057
	Lojas Renner SA	147,444	1,833,609
	M Dias Branco SA	2,558	26,228
	Magazine Luiza SA	14,328	990,103
	Mahle-Metal Leve SA	31,368	202,443
	Marcopolo SA	38,800	35,584
*	Marisa Lojas SA	61,000	135,223
*	Mills Estruturas e Servicos de Engenharia SA	61,085	111,243
	Movida Participacoes SA	18,200	71,200
	MRV Engenharia e Participacoes SA	84,300	447,968
	Natura Cosmeticos SA	70,483	1,129,730
	Notre Dame Intermedica Participacoes S.A.	51,476	589,438
	Odontoprev SA	110,274	505,665
	Ouro Fino Saude Animal Participacoes SA	4,900	51,602
*	Paranapanema SA	5,582	33,629
*	Petro Rio SA	39,375	181,587
	Petrobras Distribuidora S.A.	92,033	641,471
	Petroleo Brasileiro SA, Sponsored ADR	42,200	578,984
	Petroleo Brasileiro SA, Sponsored ADR	31,500	474,075
	Petroleo Brasileiro SA	464,561	3,504,582
	Porto Seguro SA	94,225	1,286,340
	Portobello SA	58,137	62,153
	Qualicorp Consultoria e Corretora de Seguros SA	142,181	827,823
	Raia Drogasil SA	45,000	978,802
	Restoque Comercio e Confeccoes de Roupas SA	5,283	28,514
*	Rumo SA	161,523	927,741
	Santos Brasil Participacoes SA	87,300	120,781
	Sao Carlos Empreendimentos e Participacoes SA	6,300	55,780
	Sao Martinho SA	125,184	662,929
	Ser Educacional SA	27,270	188,214
	SLC Agricola SA	75,400	356,418
	Smiles Fidelidade SA	21,100	218,002
	Sonae Sierra Brasil SA	7,800	72,536
*	Springs Global Participacoes SA	9,400	33,252
	Sul America SA	174,096	1,916,888
	Suzano SA	118,065	948,826
*	Suzano SA, Sponsored ADR	1,615	25,736
	T4F Entretenimento SA	5,000	7,455
*	Technos SA	13,500	9,197
*	Tecnisa SA	261,947	85,111
	Tegma Gestao Logistica SA	22,104	183,198
	Telefonica Brasil SA, ADR	3,300	45,012
*	Terra Santa Agro SA	4,500	18,453
#	TIM Participacoes SA, ADR	2,300	36,708

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	TIM Participacoes SA	126,721	$405,762
	TOTVS SA	8,801	111,845
	Transmissora Alianca de Energia Eletrica SA	81,932	597,259
	Trisul SA	36,200	77,307
	Tupy SA	39,800	200,337
	Ultrapar Participacoes SA	71,618	373,258
	Ultrapar Participacoes SA, Sponsored ADR	1,200	6,252
	Unipar Carbocloro SA	7,116	62,707
	Usinas Siderurgicas de Minas Gerais SA	12,800	33,573
	Vale SA, Sponsored ADR	24,097	313,025
	Vale SA	471,732	6,156,922
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	39,432	157,156
*	Via Varejo SA	249,918	505,553
*	Vulcabras Azaleia SA	52,500	97,672
	WEG SA	20,034	125,043
	Wiz Solucoes e Corretagem de Seguros SA	29,500	91,986
	YDUQS Part	138,002	1,240,313
TOTAL BRAZIL			67,176,010
CANADA — (6.6%)
*	5N Plus, Inc.	22,100	37,174
	Absolute Software Corp.	12,073	67,784
#	Acadian Timber Corp.	4,133	52,672
#*	Advantage Oil & Gas, Ltd.	73,229	104,867
	Aecon Group, Inc.	26,456	407,324
#*	Africa Oil Corp.	64,590	58,238
#	AG Growth International, Inc.	4,598	188,059
	AGF Management, Ltd., Class B	35,700	138,494
#	Agnico Eagle Mines, Ltd.	20,103	1,049,980
*	Aimia, Inc.	54,178	153,528
*	Air Canada	39,412	1,356,038
	AirBoss of America Corp.	9,083	59,805
	AKITA Drilling, Ltd., Class A	2,524	4,743
*	Alacer Gold Corp.	134,706	535,844
	Alamos Gold, Inc., Class A	168,084	1,102,899
	Alamos Gold, Inc., Class A	3,100	20,305
#	Alaris Royalty Corp.	22,846	351,397
#	Alcanna, Inc.	12,048	57,693
#*	Alexco Resource Corp.	15,300	25,794
	Algonquin Power & Utilities Corp.	70,853	882,576
	Alimentation Couche-Tard, Inc., Class B	35,624	2,183,650
#*	Alio Gold, Inc.	17,002	13,784
#	AltaGas, Ltd.	38,602	591,110
	Altius Minerals Corp.	14,600	142,593
	Altus Group, Ltd.	7,666	194,641
#*	Americas Silver Corp.	3,200	8,729
*	Amerigo Resources, Ltd.	77,600	41,746
	Andrew Peller, Ltd., Class A	10,400	110,950
#	ARC Resources, Ltd.	251,240	1,284,945
*	Argonaut Gold, Inc.	72,454	126,814
*	Aritzia, Inc.	26,344	365,079
#*	Asanko Gold, Inc.	42,200	32,934
	Atco, Ltd., Class I	13,042	434,700
#*	Athabasca Oil Corp.	187,300	100,760
*	ATS Automation Tooling Systems, Inc.	9,191	147,287
#*	Aurora Cannabis, Inc.	66,307	413,979
#	AutoCanada, Inc.	10,001	68,502
*	B2Gold Corp.	634,770	2,024,838

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Badger Daylighting, Ltd.	12,872	$464,828
#	Bank of Montreal	16,100	1,205,243
	Bank of Montreal	92,353	6,908,928
	Bank of Nova Scotia (The)	7,000	373,708
#	Bank of Nova Scotia (The)	94,722	5,056,260
	Barrick Gold Corp.	170,010	2,763,081
	Barrick Gold Corp.	16,901	274,810
	Barrick Gold Corp.	21,840	362,503
#*	Bausch Health Cos., Inc.	4,180	100,195
*	Bausch Health Cos., Inc.	118,343	2,843,352
#*	Baytex Energy Corp.	250,615	381,676
*	Baytex Energy Corp.	18,982	28,853
	BCE, Inc.	3,587	162,074
	BCE, Inc.	9,295	419,297
	Birchcliff Energy, Ltd.	121,715	242,545
#	Bird Construction, Inc.	6,688	27,516
*	Black Diamond Group, Ltd.	21,800	30,558
*	BlackBerry, Ltd.	93,502	682,243
#	BMTC Group, Inc.	1,900	15,577
*	Bombardier, Inc., Class A	23,619	40,624
*	Bombardier, Inc., Class B	225,319	387,539
#	Bonavista Energy Corp.	111,210	45,502
#	Bonterra Energy Corp.	12,185	46,993
	Boralex, Inc., Class A	36,589	553,354
	Bridgemarq Real Estate Services	1,900	20,371
#	Brookfield Asset Management, Inc., Class A	28,885	1,415,365
	BRP, Inc.	6,418	226,074
	CAE, Inc.	41,044	1,106,801
	CAE, Inc.	14,430	389,033
#*	Calfrac Well Services, Ltd.	56,260	75,877
	Calian Group, Ltd.	4,000	101,894
	Cameco Corp.	88,151	809,509
#	Cameco Corp.	24,003	220,588
	Canaccord Genuity Group, Inc.	53,987	225,798
*	Canacol Energy, Ltd.	54,484	207,649
#*	Canada Goose Holdings, Inc.	6,000	280,997
#*	Canada Goose Holdings, Inc.	527	24,658
	Canadian Imperial Bank of Commerce	2,500	196,678
	Canadian Imperial Bank of Commerce	51,431	4,046,077
	Canadian National Railway Co.	15,500	1,467,086
#	Canadian National Railway Co.	47,248	4,470,133
	Canadian Natural Resources, Ltd.	108,418	2,746,184
	Canadian Natural Resources, Ltd.	155,586	3,933,214
	Canadian Pacific Railway, Ltd.	1,800	429,761
	Canadian Pacific Railway, Ltd.	8,096	1,931,625
#	Canadian Tire Corp., Ltd., Class A	9,200	1,004,555
	Canadian Utilities, Ltd., Class A	11,100	302,269
	Canadian Utilities, Ltd., Class B	900	24,481
#	Canadian Western Bank	47,524	1,110,142
*	Canfor Corp.	49,038	353,722
	Canfor Pulp Products, Inc.	22,990	160,780
#*	Canopy Growth Corp.	2,800	91,799
#	CanWel Building Materials Group, Ltd.	31,012	108,089
	Capital Power Corp.	27,586	619,107
#*	Capstone Mining Corp.	87,215	36,345
#	Cardinal Energy, Ltd.	41,298	77,915
	Cargojet, Inc.	1,100	75,670
#*	Carmanah Technologies Corp.	1,900	10,509
	Cascades, Inc.	50,702	464,455

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CCL Industries, Inc., Class B	16,400	$820,124
*	Celestica, Inc.	10,045	71,219
*	Celestica, Inc.	43,444	309,092
	Cenovus Energy, Inc.	117,335	1,090,847
#	Cenovus Energy, Inc.	60,391	560,428
*	Centerra Gold, Inc.	101,860	813,460
	Cervus Equipment Corp.	3,700	31,090
#	CES Energy Solutions Corp.	82,567	118,864
*	CGI, Inc.	12,681	975,549
*	CGI, Inc.	8,000	615,730
#	Chesswood Group, Ltd.	4,500	33,619
#*	China Gold International Resources Corp., Ltd.	94,140	106,993
	CI Financial Corp.	62,496	968,835
#	Cineplex, Inc.	36,288	651,633
#	Clearwater Seafoods, Inc.	15,557	62,473
	Cogeco Communications, Inc.	13,212	1,043,406
	Cogeco, Inc.	11,573	824,263
*	Colabor Group, Inc.	13,000	9,850
	Colliers International Group, Inc.	2,100	152,559
	Colliers International Group, Inc.	10,823	785,317
	Computer Modelling Group, Ltd.	29,984	149,034
#*	Conifex Timber, Inc.	2,500	1,553
#	Constellation Software, Inc.	2,300	2,188,276
*	Continental Gold, Inc.	58,080	170,306
#*	Copper Mountain Mining Corp.	96,400	57,703
	Corby Spirit and Wine, Ltd.	3,900	51,919
	Corus Entertainment, Inc., Class B	84,605	325,009
	Cott Corp.	15,109	193,244
	Cott Corp.	48,402	619,419
	Crescent Point Energy Corp.	150,009	497,833
#	Crescent Point Energy Corp.	28,949	95,821
*	Crew Energy, Inc.	63,989	35,878
*	CRH Medical Corp.	34,060	91,615
#*	Cronos Group, Inc.	7,500	103,254
*	Delphi Energy Corp.	119,363	12,662
*	Denison Mines Corp.	244,574	118,599
*	Descartes Systems Group, Inc. (The)	2,799	101,604
*	Detour Gold Corp.	82,142	1,254,722
#*	DHX Media, Ltd.	33,244	47,355
*	DIRTT Environmental Solutions	9,900	51,908
	Dollarama, Inc.	27,000	1,000,379
	Dorel Industries, Inc., Class B	11,212	79,260
	DREAM Unlimited Corp., Class A	40,600	257,480
*	Dundee Precious Metals, Inc.	60,744	205,272
	ECN Capital Corp.	150,915	540,861
	E-L Financial Corp., Ltd.	200	113,654
*	Eldorado Gold Corp.	71,438	547,779
#	Element Fleet Management Corp.	215,383	1,638,464
#	Emera, Inc.	4,600	190,999
	Empire Co., Ltd., Class A	43,989	1,164,219
	Enbridge, Inc.	30,409	1,015,619
	Enbridge, Inc.	58,848	1,964,935
	Encana Corp.	427,146	1,951,576
	Encana Corp.	30,117	137,635
*	Endeavour Mining Corp.	22,562	421,556
#*	Endeavour Silver Corp.	14,200	32,708
	Enerflex, Ltd.	44,154	555,689
#*	Energy Fuels, Inc.	35,300	64,192
#	Enerplus Corp.	168,082	1,114,349

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Enerplus Corp.	20,845	$137,994
	Enghouse Systems, Ltd.	14,122	369,796
	Ensign Energy Services, Inc.	61,242	192,570
*	Epsilon Energy, Ltd.	2,040	7,711
#	Equitable Group, Inc.	5,340	373,047
#*	Essential Energy Services Trust	80,200	19,749
	Evertz Technologies, Ltd.	7,700	111,434
#	Exchange Income Corp.	7,900	222,790
	Exco Technologies, Ltd.	16,900	106,793
#	Extendicare, Inc.	32,374	219,784
	Fairfax Financial Holdings, Ltd.	4,370	2,024,577
	Fiera Capital Corp.	13,000	110,418
	Finning International, Inc.	47,344	818,601
	Firm Capital Mortgage Investment Corp.	12,344	129,445
	First Capital Realty, Inc.	29,071	481,286
#*	First Majestic Silver Corp.	17,602	166,044
*	First Majestic Silver Corp.	3,500	32,970
	First National Financial Corp.	5,700	141,442
	First Quantum Minerals, Ltd.	160,175	1,475,775
	FirstService Corp.	9,837	1,031,606
	FirstService Corp.	1,700	178,398
#*	Fission Uranium Corp.	126,692	35,518
	Fortis, Inc.	22,695	894,525
	Fortis, Inc.	3,499	137,931
*	Fortuna Silver Mines, Inc.	70,637	265,999
	Franco-Nevada Corp.	5,335	463,238
#	Freehold Royalties, Ltd.	47,398	292,691
	Frontera Energy Corp.	3,781	38,331
	Gamehost, Inc.	14,487	100,436
*	GDI Integrated Facility Services, Inc.	1,839	39,976
*	Gear Energy, Ltd.	99,909	37,093
#	Genworth MI Canada, Inc.	16,679	615,574
	George Weston, Ltd.	18,624	1,472,930
	Gibson Energy, Inc.	41,815	724,586
	Gildan Activewear, Inc.	4,400	173,293
#	Gildan Activewear, Inc.	17,201	677,203
	GMP Capital, Inc.	24,900	51,317
#	goeasy, Ltd.	7,800	335,214
*	Golden Star Resources, Ltd.	18,080	64,386
*	GoldMoney, Inc.	5,600	9,483
#*	Gran Tierra Energy, Inc.	264,330	428,600
*	Great Canadian Gaming Corp.	20,008	664,306
#*	Great Panther Mining, Ltd.	26,769	21,702
	Great-West Lifeco, Inc.	35,126	771,292
	Guardian Capital Group, Ltd., Class A	8,200	157,812
*	Guyana Goldfields, Inc.	51,656	43,836
*	Heroux-Devtek, Inc.	11,900	171,314
#	High Arctic Energy Services, Inc.	10,800	26,104
#	High Liner Foods, Inc.	9,675	78,291
	HLS Therapeutics, Inc.	2,000	27,353
*	Home Capital Group, Inc.	34,816	626,519
	Horizon North Logistics, Inc.	67,079	85,386
	Hudbay Minerals, Inc.	174,520	847,608
#	Hudson's Bay Co.	32,950	245,165
	Husky Energy, Inc.	107,577	834,661
#	Hydro One, Ltd.	14,271	252,051
*	IA Financial Crop., Inc.	36,578	1,467,776
*	IAMGOLD Corp.	209,387	761,523
*	IAMGOLD Corp.	6,100	22,143

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	IBI Group, Inc.	5,000	$19,397
	IGM Financial, Inc.	8,300	229,291
#*	Imperial Metals Corp.	19,440	36,824
	Imperial Oil, Ltd.	4,600	125,962
	Imperial Oil, Ltd.	20,183	552,812
	Information Services Corp.	4,900	60,108
	Innergex Renewable Energy, Inc.	32,784	373,351
	Intact Financial Corp.	8,005	746,155
#	Inter Pipeline, Ltd.	51,678	869,653
*	Interfor Corp.	45,502	412,683
	Intertape Polymer Group, Inc.	18,192	250,591
	Invesque, Inc.	10,197	75,254
*	IPL Plastics, Inc.	3,058	18,768
*	Ivanhoe Mines, Ltd., Class A	165,483	519,094
	Jamieson Wellness, Inc.	4,811	75,165
#	Just Energy Group, Inc.	30,251	105,207
	K-Bro Linen, Inc.	1,900	56,793
#*	Kelt Exploration, Ltd.	54,509	172,638
	Keyera Corp.	60,109	1,529,368
*	Kinaxis, Inc.	3,508	220,665
#	Kinder Morgan Canada, Ltd.	12,713	108,751
*	Kinross Gold Corp.	859,539	3,477,753
	Kirkland Lake Gold, Ltd.	64,285	2,658,490
*	Knight Therapeutics, Inc.	56,127	318,526
	KP Tissue, Inc.	2,489	15,389
	Labrador Iron Ore Royalty Corp.	11,788	280,990
#*	Largo Resources, Ltd.	49,700	70,042
	Lassonde Industries, Inc., Class A	400	56,069
#	Laurentian Bank of Canada	21,371	735,306
*	Leagold Mining Corp.	20,800	32,623
	Leon's Furniture, Ltd.	8,615	100,524
	Linamar Corp.	30,632	1,037,468
	Loblaw Cos., Ltd.	29,200	1,515,090
	Logistec Corp., Class B	400	11,896
#	Lucara Diamond Corp.	210,133	235,639
#*	Lundin Gold, Inc.	9,800	58,066
	Lundin Mining Corp.	298,814	1,446,751
	Magellan Aerospace Corp.	7,228	89,542
	Magna International, Inc.	23,004	1,160,135
	Magna International, Inc.	90,521	4,564,069
*	Mainstreet Equity Corp.	1,200	55,463
*	Major Drilling Group International, Inc.	39,271	131,221
	Manulife Financial Corp.	93,658	1,696,034
	Manulife Financial Corp.	84,536	1,528,411
	Maple Leaf Foods, Inc.	25,200	590,953
*	Marathon Gold Corp.	29,500	27,940
	Martinrea International, Inc.	60,498	495,517
*	Mav Beauty Brands, Inc.	1,583	8,252
	Mediagrif Interactive Technologies, Inc.	2,100	10,167
#	Medical Facilities Corp.	29,522	278,041
*	MEG Energy Corp.	107,937	453,895
	Melcor Developments, Ltd.	900	9,070
	Methanex Corp.	3,300	129,895
#	Methanex Corp.	18,465	725,859
	Metro, Inc.	21,825	853,611
	Morguard Corp.	1,200	167,307
	Morneau Shepell, Inc.	15,911	366,250
#	Mountain Province Diamonds, Inc.	3,100	2,725
	MTY Food Group, Inc.	3,860	191,499

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Mullen Group, Ltd.	43,534	$332,822
#	National Bank of Canada	93,086	4,505,481
	Neo Performance Materials, Inc.	2,000	18,306
*	New Gold, Inc.	258,942	345,308
	NFI Group, Inc.	38,948	858,756
	Norbord, Inc.	7,800	180,786
	Norbord, Inc.	18,684	432,721
	North American Construction Group, Ltd.	19,257	241,479
	North West Co., Inc. (The)	18,436	421,997
	Northland Power, Inc.	48,655	926,060
	Nutrien, Ltd.	8,652	474,359
	Nutrien, Ltd.	34,922	1,914,060
*	NuVista Energy, Ltd.	62,611	129,036
#*	Obsidian Energy, Ltd.	26,513	28,928
*	Obsidian Energy, Ltd.	643	701
	OceanaGold Corp.	396,946	1,076,729
	Onex Corp.	11,580	699,556
	Open Text Corp.	21,200	904,189
#	Open Text Corp.	11,610	494,934
*	Orla Mining, Ltd.	10,500	11,854
	Osisko Gold Royalties, Ltd.	49,722	586,582
#*	Painted Pony Energy, Ltd.	41,200	29,032
	Pan American Silver Corp.	85,440	1,301,221
#	Pan American Silver Corp.	9,435	143,312
#*	Paramount Resources, Ltd., Class A	29,332	176,462
*	Parex Resources, Inc.	110,696	1,892,182
	Park Lawn Corp.	3,420	71,494
	Parkland Fuel Corp.	42,850	1,400,303
	Pason Systems, Inc.	27,037	363,416
	Pembina Pipeline Corp.	14,047	509,724
	Pembina Pipeline Corp.	4,628	167,950
#*	Pengrowth Energy Corp.	183,268	60,404
#	Peyto Exploration & Development Corp.	93,005	281,876
*	Photon Control, Inc.	6,900	5,699
*	PHX Energy Services Corp.	16,900	32,525
#*	Pine Cliff Energy, Ltd.	15,000	1,534
	Pivot Technology Solutions, Inc.	5,000	5,910
	Pizza Pizza Royalty Corp.	12,700	92,763
*	Points International, Ltd.	800	9,547
	Polaris Infrastructure, Inc.	5,200	54,254
	Pollard Banknote, Ltd.	3,083	56,530
#	PrairieSky Royalty, Ltd.	34,131	457,218
*	Precision Drilling Corp.	136,179	234,222
*	Precision Drilling Corp.	7,600	12,996
#*	Premier Gold Mines, Ltd.	92,061	154,853
	Premium Brands Holdings Corp.	11,928	868,074
*	Pretium Resources, Inc.	45,900	497,673
*	Pulse Seismic, Inc.	14,300	25,191
#	Quarterhill, Inc.	54,482	67,287
	Quebecor, Inc., Class B	41,477	939,659
*	Real Matters, Inc.	7,800	50,826
	Recipe Unlimited Corp.	10,500	213,771
	Reitmans Canada, Ltd., Class A	10,570	22,024
	Restaurant Brands International, Inc.	17,048	1,255,543
	Richelieu Hardware, Ltd.	14,400	284,334
	Ritchie Bros Auctioneers, Inc.	1,600	57,766
	Ritchie Bros Auctioneers, Inc.	14,289	515,690
	Rocky Mountain Dealerships, Inc.	7,800	42,493
	Rogers Communications, Inc., Class B	3,975	206,340

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc., Class B	25,024	$1,298,495
#	Rogers Sugar, Inc.	60,500	258,539
*	Roxgold, Inc.	94,000	76,921
	Royal Bank of Canada	8,100	639,629
	Royal Bank of Canada	97,391	7,685,124
	Russel Metals, Inc.	45,080	714,900
*	Sabina Gold & Silver Corp.	83,900	92,813
*	Sandstorm Gold, Ltd.	61,105	375,945
	Saputo, Inc.	21,500	649,333
#	Savaria Corp.	4,000	36,339
#*	Seabridge Gold, Inc.	3,600	49,371
	Secure Energy Services, Inc.	76,904	409,051
*	SEMAFO, Inc.	144,213	578,032
*	Seven Generations Energy, Ltd., Class A	192,612	1,069,742
	Shaw Communications, Inc., Class B	36,348	712,474
	Shaw Communications, Inc., Class B	35,624	697,518
	ShawCor, Ltd.	32,243	422,154
*	Shopify, Inc., Class A	818	260,026
	Sienna Senior Living, Inc.	7,896	118,458
#*	Sierra Wireless, Inc.	3,500	41,290
*	Sierra Wireless, Inc.	11,731	138,191
	Sleep Country Canada Holdings, Inc.	11,800	166,209
#	SNC-Lavalin Group, Inc.	13,266	209,876
*	Spin Master Corp.	6,592	187,301
#	Sprott, Inc.	51,900	152,578
#*	SSR Mining, Inc.	52,352	808,801
	Stantec, Inc.	6,001	142,955
	Stantec, Inc.	11,912	283,625
#*	Stars Group, Inc. (The)	42,942	668,305
*	Stars Group, Inc. (The)	25,060	389,683
#	Stella-Jones, Inc.	11,485	358,264
#*	STEP Energy Services, Ltd.	17,900	23,735
*	Stornoway Diamond Corp.	126,700	2,400
#	Stuart Olson, Inc.	7,300	19,248
	Sun Life Financial, Inc.	4,900	203,604
	Sun Life Financial, Inc.	45,901	1,899,842
	Suncor Energy, Inc.	97,806	2,806,415
	Suncor Energy, Inc.	177,627	5,097,895
*	SunOpta, Inc.	18,145	51,694
#	Superior Plus Corp.	81,148	810,373
	Supremex, Inc.	7,600	14,396
#	Surge Energy, Inc.	125,549	119,860
*	Tamarack Valley Energy, Ltd.	144,113	235,857
*	Taseko Mines, Ltd.	90,127	41,656
	TC Energy Corp.	9,372	458,872
	TC Energy Corp.	12,060	590,458
	Teck Resources, Ltd., Class B	56,787	1,161,728
	Teck Resources, Ltd., Class B	141,284	2,894,909
	TELUS Corp.	3,501	125,843
*	Teranga Gold Corp.	41,892	162,832
#*	Tervita Corp.	4,621	23,387
	TFI International, Inc.	60,751	1,921,772
	Thomson Reuters Corp.	8,831	593,178
	Tidewater Midstream and Infrastructure, Ltd.	108,243	104,979
#	Timbercreek Financial Corp.	37,894	278,219
#*	TMAC Resources, Inc.	3,600	16,284
	TMX Group, Ltd.	13,144	976,189
#	TORC Oil & Gas, Ltd.	71,215	221,771
*	Torex Gold Resources, Inc.	34,872	449,177

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toromont Industries, Ltd.	18,673	$936,621
	Toronto-Dominion Bank (The)	18,100	1,058,050
	Toronto-Dominion Bank (The)	89,325	5,220,153
	Total Energy Services, Inc.	20,525	108,239
	Tourmaline Oil Corp.	86,224	1,136,761
	TransAlta Corp.	170,598	1,045,717
	TransAlta Corp.	8,000	48,960
	TransAlta Renewables, Inc.	34,978	362,819
	Transcontinental, Inc., Class A	48,608	559,077
	TransGlobe Energy Corp.	36,500	56,694
#*	Trevali Mining Corp.	218,560	41,400
*	Trican Well Service, Ltd.	153,374	112,724
	Tricon Capital Group, Inc.	35,047	265,282
*	Trisura Group, Ltd.	2,249	50,449
*	Trisura Group, Ltd.	61	1,385
*	Turquoise Hill Resources, Ltd.	140,352	79,758
*	Turquoise Hill Resources, Ltd.	7,000	4,062
	Uni-Select, Inc.	16,616	151,077
	Valener, Inc.	11,419	224,089
#	Vermilion Energy, Inc.	40,028	717,276
	Vermilion Energy, Inc.	18,918	339,389
	VersaBank	2,000	10,683
	Wajax Corp.	14,444	166,350
	Waste Connections, Inc.	2,045	185,493
	Waste Connections, Inc.	2,961	268,592
*	Wesdome Gold Mines Ltd.	36,800	187,374
	West Fraser Timber Co., Ltd.	32,693	1,277,945
#	Western Forest Products, Inc.	250,792	269,832
	WestJet Airlines, Ltd.	700	16,315
#	Westshore Terminals Investment Corp.	33,332	525,816
	Wheaton Precious Metals Corp.	5,276	137,916
#	Wheaton Precious Metals Corp.	20,537	536,426
	Whitecap Resources, Inc.	202,562	650,752
	Winpak, Ltd.	10,700	368,557
	WSP Global, Inc.	10,865	612,813
	Yamana Gold, Inc.	349,132	1,031,683
#	Yamana Gold, Inc.	3,700	10,915
*	Yangarra Resources, Ltd.	55,682	81,426
#*	Yellow Pages, Ltd.	7,290	44,078
TOTAL CANADA			237,843,024
CHILE — (0.3%)
	AES Gener SA	841,606	210,983
	Aguas Andinas SA, Class A	419,596	234,856
	Banco de Chile	213,351	30,608
	Banco de Chile, ADR	3,235	92,969
	Banco de Credito e Inversiones SA	6,109	384,850
	Banco Santander Chile, ADR	3,900	113,061
	Banco Santander Chile	3,729,477	270,064
	Besalco SA	135,688	116,604
	CAP SA	43,014	441,122
	Cencosud SA	173,657	342,867
	Cia Cervecerias Unidas SA	49,253	690,507
#	Cia Cervecerias Unidas SA, Sponsored ADR	1,300	36,348
*	Cia Sud Americana de Vapores SA	8,046,421	270,875
	Clinica Las Condes SA	365	19,688
	Colbun SA	1,072,013	201,303
	Embotelladora Andina SA, ADR, Class B	1,917	40,449
*	Empresa Nacional de Telecomunicaciones SA	66,171	606,241

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresas CMPC SA	154,312	$361,880
	Empresas COPEC SA	21,299	195,438
	Empresas Hites SA	18,149	12,503
*	Empresas La Polar SA	784,336	30,626
	Enel Americas SA, ADR	84,723	698,965
	Enel Americas SA	1,964,056	324,062
	Enel Chile SA, ADR	29,101	133,866
	Enel Chile SA	1,250,268	113,321
	Engie Energia Chile SA	112,237	197,686
	Forus SA	8,525	18,769
	Grupo Security SA	269,389	100,693
	Hortifrut SA	2,712	6,946
	Inversiones Aguas Metropolitanas SA	251,240	366,860
	Inversiones La Construccion SA	14,284	224,197
	Itau CorpBanca	40,249,941	312,159
	Itau CorpBanca	900	10,692
#	Latam Airlines Group SA, Sponsored ADR	31,409	302,155
	Latam Airlines Group SA	25,759	245,510
*	Masisa SA	799,803	48,112
	Multiexport Foods SA	147,225	75,806
	Parque Arauco SA	144,949	394,895
	PAZ Corp. SA	29,524	39,462
	Ripley Corp. SA	317,070	233,969
	SACI Falabella	31,001	191,550
	Salfacorp SA	149,065	163,460
	Sigdo Koppers SA	7,298	12,751
	SMU SA	125,062	32,062
	Sociedad Matriz SAAM SA	1,440,321	130,936
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,935	116,043
	SONDA SA	247,162	326,500
	Vina Concha y Toro SA	73,365	147,456
TOTAL CHILE			9,672,725
CHINA — (7.6%)
*	21Vianet Group, Inc., ADR	23,417	172,349
#	361 Degrees International, Ltd.	302,000	54,247
	3SBio, Inc.	305,000	515,076
#*	500.com, Ltd., ADR, Class A	1,995	22,284
*	51job, Inc., ADR	2,100	162,855
*	58.com, Inc., ADR	5,909	333,149
*	A8 New Media Group, Ltd.	292,000	7,281
	AAC Technologies Holdings, Inc.	265,000	1,423,988
	Acorn International, Inc., ADR	100	1,755
	Agile Group Holdings, Ltd.	1,090,000	1,400,938
	Agricultural Bank of China, Ltd., Class H	2,912,000	1,178,706
	Air China, Ltd., Class H	424,000	411,760
	Ajisen China Holdings, Ltd.	255,000	109,420
	AKM Industrial Co., Ltd.	100,000	13,825
*	Alibaba Group Holding, Ltd., Sponsored ADR	26,831	4,644,714
*	Alibaba Health Information Technology, Ltd.	44,000	39,528
*	Alibaba Pictures Group, Ltd.	1,800,000	363,732
*	Aluminum Corp. of China, Ltd., ADR	2,000	16,100
*	Aluminum Corp. of China, Ltd., Class H	1,920,000	626,980
	AMVIG Holdings, Ltd.	54,000	12,719
	Angang Steel Co., Ltd., Class H	696,800	264,301
	Anhui Conch Cement Co., Ltd., Class H	326,500	1,885,288
	Anhui Expressway Co., Ltd., Class H	138,000	83,843
	ANTA Sports Products, Ltd.	197,000	1,470,592
	Anton Oilfield Services Group	980,000	112,511

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Aowei Holdings, Ltd.	114,000	$26,349
	APT Satellite Holdings, Ltd.	134,750	52,513
	Asia Cement China Holdings Corp.	255,500	351,363
#*	Asia Television Holdings, Ltd.	604,000	3,840
#	Ausnutria Dairy Corp., Ltd.	234,000	422,283
#	AVIC International Holding HK, Ltd.	1,270,866	29,985
	AVIC International Holdings, Ltd., Class H	160,000	98,831
	AviChina Industry & Technology Co., Ltd., Class H	1,057,000	567,350
	BAIC Motor Corp., Ltd., Class H	1,219,500	770,457
*	Baidu, Inc., Sponsored ADR	10,231	1,142,803
	BAIOO Family Interactive, Ltd.	6,000	368
	Bank of China, Ltd., Class H	8,508,000	3,454,994
	Bank of Chongqing Co., Ltd., Class H	235,000	137,214
	Bank of Communications Co., Ltd., Class H	828,000	602,410
#	Bank of Zhengzhou Co., Ltd., Class H	92,000	32,651
*	Baoye Group Co., Ltd., Class H	78,000	48,927
#*	Baozun, Inc., Sponsored ADR	5,169	256,434
	BBI Life Sciences Corp.	27,000	6,602
	BBMG Corp., Class H	1,326,000	385,804
	Beijing Capital International Airport Co., Ltd., Class H	786,000	619,296
#	Beijing Capital Land, Ltd., Class H	418,000	153,436
*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	127,261
	Beijing Enterprises Holdings, Ltd.	146,000	712,803
*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	57,172
	Beijing Enterprises Water Group, Ltd.	1,414,000	744,253
#*	Beijing Gas Blue Sky Holdings, Ltd.	984,000	26,849
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	80,673
	Beijing North Star Co., Ltd.	312,000	116,961
*	Beijing Properties Holdings, Ltd.	670,000	18,292
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	28,688
#	Best Pacific International Holdings, Ltd.	180,000	60,342
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	8,448
*	Bitauto Holdings, Ltd., ADR	11,496	131,169
	Bosideng International Holdings, Ltd.	622,000	214,581
#	Boyaa Interactive International, Ltd.	168,000	28,561
	Brilliance China Automotive Holdings, Ltd.	878,000	956,854
#	BYD Co., Ltd., Class H	151,500	946,667
	BYD Electronic International Co., Ltd.	504,500	787,885
	C C Land Holdings, Ltd.	712,499	163,490
#*	C.banner International Holdings, Ltd.	233,000	10,109
	Cabbeen Fashion, Ltd.	101,000	22,953
#	Canvest Environmental Protection Group Co., Ltd.	166,000	86,630
*	Capital Environment Holdings, Ltd.	1,420,000	37,461
*	CAR, Inc.	505,000	360,305
*	Carnival Group International Holdings, Ltd.	3,400,000	12,541
	Carrianna Group Holdings Co., Ltd.	214,000	22,883
	Central China Real Estate, Ltd.	302,000	141,298
#	Central China Securities Co., Ltd., Class H	241,000	50,909
*	Century Sunshine Group Holdings, Ltd.	235,000	6,269
*	CGN Meiya Power Holdings Co., Ltd.	866,000	111,027
	CGN Power Co., Ltd., Class H	389,000	112,281
	Changshouhua Food Co., Ltd.	30,000	11,115
	Changyou.com, Ltd., ADR	6,138	48,429
#	Chaowei Power Holdings, Ltd.	372,000	139,528
*	Cheetah Mobile, Inc., ADR	8,167	26,624
#*	Chiho Environmental Group, Ltd.	92,000	10,761
	China Aerospace International Holdings, Ltd.	876,000	52,291
	China Agri-Industries Holdings, Ltd.	1,011,000	307,747

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Aircraft Leasing Group Holdings, Ltd.	63,500	$68,456
	China All Access Holdings, Ltd.	370,000	12,941
*	China Animal Healthcare, Ltd.	42,000	2,012
	China Animation Characters Co., Ltd.	173,000	47,326
#	China Aoyuan Group, Ltd.	702,000	938,995
#*	China Beidahuang Industry Group Holdings, Ltd.	440,000	11,116
	China BlueChemical, Ltd., Class H	730,000	200,143
*	China Chengtong Development Group, Ltd.	788,000	22,837
	China Cinda Asset Management Co., Ltd., Class H	1,985,000	433,026
	China CITIC Bank Corp., Ltd., Class H	1,225,000	678,702
	China Coal Energy Co., Ltd., Class H	666,000	258,046
	China Common Rich Renewable Energy Investments, Ltd.	190,000	45,509
	China Communications Construction Co., Ltd., Class H	904,000	761,938
	China Communications Services Corp., Ltd., Class H	752,000	523,550
	China Conch Venture Holdings, Ltd.	359,000	1,235,345
	China Construction Bank Corp., Class H	12,926,000	9,923,680
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	83,542
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	7,756
#*	China Dili Group	671,599	197,514
*	China Distance Education Holdings, Ltd., ADR	8,986	45,559
	China Dongxiang Group Co., Ltd.	1,499,000	184,944
#*	China Dynamics Holdings, Ltd.	1,210,000	15,127
*	China Eastern Airlines Corp., Ltd., Class H	650,000	357,131
	China Electronics Huada Technology Co., Ltd.	152,000	13,726
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	60,730
#*	China Energine International Holdings, Ltd.	300,000	6,014
	China Energy Engineering Corp., Ltd., Class H	726,000	75,847
	China Everbright Bank Co., Ltd., Class H	439,000	197,426
	China Everbright Greentech Ltd.	189,000	119,164
	China Everbright International, Ltd.	539,111	474,746
	China Everbright Water, Ltd.	52,712	13,166
	China Everbright, Ltd.	412,000	544,244
	China Evergrande Group	1,120,000	2,956,863
	China Fiber Optic Network System Group, Ltd.	310,000	4,158
	China Financial Services Holdings, Ltd.	392,000	23,247
	China Flavors & Fragrances Co., Ltd.	130,000	27,390
	China Foods, Ltd.	576,000	246,202
	China Galaxy Securities Co., Ltd., Class H	623,500	332,786
#	China Gas Holdings, Ltd.	428,000	1,773,411
*	China Glass Holdings, Ltd.	202,000	12,029
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	243,880
*	China Greenfresh Group Co., Ltd.	196,000	17,246
#*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	10,037
	China Hanking Holdings, Ltd.	274,000	40,547
#	China Harmony New Energy Auto Holding, Ltd.	462,500	140,708
#	China High Speed Transmission Equipment Group Co., Ltd.	167,000	107,142
	China Hongqiao Group, Ltd.	501,000	366,748
	China Huarong Asset Management Co., Ltd., Class H	5,308,000	894,878
*	China Huiyuan Juice Group, Ltd.	385,000	18,630
	China International Capital Corp., Ltd., Class H	200,400	379,124
	China International Marine Containers Group Co., Ltd., Class H	205,800	194,922
	China Jinmao Holdings Group, Ltd.	1,452,000	935,532
	China Lesso Group Holdings, Ltd.	742,000	685,565
	China Life Insurance Co., Ltd., ADR	7,800	99,372
	China Life Insurance Co., Ltd., Class H	237,000	603,679
	China Lilang, Ltd.	281,000	248,596
#*	China Logistics Property Holdings Co., Ltd.	206,000	81,350
	China Longyuan Power Group Corp., Ltd., Class H	728,000	445,165
*	China LotSynergy Holdings Ltd.	142,000	4,870

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Machinery Engineering Corp., Class H	357,000	$152,563
	China Maple Leaf Educational Systems, Ltd.	74,000	26,537
	China Medical System Holdings, Ltd.	746,000	711,609
	China Meidong Auto Holdings, Ltd.	318,000	233,963
	China Mengniu Dairy Co., Ltd.	54,000	217,892
	China Merchants Bank Co., Ltd., Class H	524,000	2,595,843
	China Merchants Land, Ltd.	818,000	116,403
	China Merchants Port Holdings Co., Ltd.	356,675	590,285
	China Merchants Securities Co., Ltd., Class H	39,400	45,480
*	China Metal Resources Utilization, Ltd.	156,000	72,544
	China Minsheng Banking Corp., Ltd., Class H	883,400	608,494
#*	China Minsheng Financial Holding Corp., Ltd.	2,070,000	35,977
	China Mobile, Ltd.	841,000	7,152,178
	China Mobile, Ltd., Sponsored ADR	39,357	1,676,608
*	China Modern Dairy Holdings, Ltd.	972,000	153,528
#	China Molybdenum Co., Ltd., Class H	1,179,000	335,318
	China National Building Material Co., Ltd., Class H	2,618,350	2,295,571
	China New Town Development Co., Ltd.	612,500	13,989
*	China NT Pharma Group Co., Ltd.	285,000	28,585
#*	China Oceanwide Holdings, Ltd.	1,074,000	52,724
	China Oil & Gas Group, Ltd.	2,268,000	103,625
	China Oilfield Services, Ltd., Class H	490,000	552,759
	China Oriental Group Co., Ltd.	890,000	395,086
	China Overseas Grand Oceans Group, Ltd.	661,000	345,951
	China Overseas Land & Investment, Ltd.	1,170,000	3,988,596
	China Overseas Property Holdings, Ltd.	950,000	480,400
	China Pacific Insurance Group Co., Ltd., Class H	189,800	809,588
	China Petroleum & Chemical Corp., ADR	2,000	128,340
	China Petroleum & Chemical Corp., Class H	5,282,000	3,391,098
*	China Pioneer Pharma Holdings, Ltd.	237,000	18,619
#	China Power Clean Energy Development Co., Ltd.	100,000	69,237
	China Power International Development, Ltd.	1,059,999	265,672
*	China Properties Group, Ltd.	81,000	10,438
	China Railway Construction Corp., Ltd., Class H	723,500	835,945
	China Railway Group, Ltd., Class H	748,000	523,722
	China Railway Signal & Communication Corp., Ltd., Class H	325,000	216,974
*	China Rare Earth Holdings, Ltd.	314,399	18,987
	China Reinsurance Group Corp., Class H	1,247,000	219,164
	China Resources Beer Holdings Co., Ltd.	189,807	889,333
	China Resources Cement Holdings, Ltd.	1,088,000	994,321
	China Resources Gas Group, Ltd.	400,000	2,024,636
	China Resources Land, Ltd.	726,000	3,102,493
	China Resources Medical Holdings Co., Ltd.	368,000	266,081
	China Resources Pharmaceutical Group, Ltd.	412,500	448,625
	China Resources Power Holdings Co., Ltd.	298,690	428,924
*	China Ruifeng Renewable Energy Holdings, Ltd.	252,000	14,129
	China Sanjiang Fine Chemicals Co., Ltd.	461,000	99,445
	China SCE Group Holdings, Ltd.	1,173,000	638,232
*	China Shanshui Cement Group, Ltd.	98,000	38,829
#*	China Shengmu Organic Milk, Ltd.	1,189,000	48,597
	China Shenhua Energy Co., Ltd., Class H	717,500	1,417,460
	China Shineway Pharmaceutical Group, Ltd.	140,000	116,763
*	China Silver Group, Ltd.	602,000	56,392
	China Singyes Solar Technologies Holdings, Ltd.	149,000	18,844
	China South City Holdings, Ltd.	1,822,000	250,061
	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	77,453
	China Southern Airlines Co., Ltd., Class H	850,000	544,853
	China Starch Holdings, Ltd.	1,200,000	22,468
	China State Construction International Holdings, Ltd.	760,500	781,210

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Sunshine Paper Holdings Co., Ltd.	166,000	$24,946
	China Suntien Green Energy Corp., Ltd., Class H	593,000	150,268
	China Taiping Insurance Holdings Co., Ltd.	701,600	1,941,537
	China Telecom Corp., Ltd., ADR	1,739	77,803
	China Telecom Corp., Ltd., Class H	884,000	394,291
#	China Tian Lun Gas Holdings, Ltd.	73,500	82,183
#*	China Tianrui Group Cement Co., Ltd.	13,000	11,145
	China Traditional Chinese Medicine Holdings Co., Ltd.	990,000	452,037
	China Travel International Investment Hong Kong, Ltd.	1,050,000	193,011
	China Unicom Hong Kong, Ltd.	2,130,000	2,075,162
	China Unicom Hong Kong, Ltd., ADR	32,502	318,520
	China Vanke Co., Ltd., Class H	333,800	1,253,780
	China Vast Industrial Urban Development Co., Ltd.	191,000	76,129
#	China Water Affairs Group, Ltd.	260,000	231,326
*	China Water Industry Group, Ltd.	204,000	14,244
	China Wood Optimization Holding, Ltd.	56,000	14,592
	China XLX Fertiliser, Ltd.	218,000	64,481
	China Yuhua Education Corp., Ltd.	242,000	119,866
*	China Yurun Food Group, Ltd.	400,000	56,813
#	China ZhengTong Auto Services Holdings, Ltd.	672,500	251,279
	China Zhongwang Holdings, Ltd.	703,200	358,116
#	Chinasoft International, Ltd.	578,000	287,368
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	38,700
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,273,000	665,415
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	32,660
	CIFI Holdings Group Co., Ltd.	2,387,305	1,521,857
	CIMC Enric Holdings, Ltd.	150,000	108,015
*	CIMC-TianDa Holdings Co., Ltd.	480,000	15,046
	CITIC Dameng Holdings, Ltd.	460,000	22,222
	CITIC Resources Holdings, Ltd.	1,542,000	109,412
	CITIC Securities Co., Ltd., Class H	254,000	484,961
	CITIC, Ltd.	780,000	1,032,773
*	Citychamp Watch & Jewellery Group, Ltd.	1,018,000	211,625
	Clear Media, Ltd.	25,000	15,023
	CNOOC, Ltd.	1,896,000	3,126,056
	CNOOC, Ltd., Sponsored ADR	8,898	1,471,106
#*	COFCO Meat Holdings, Ltd.	412,000	155,531
*	Cogobuy Group	206,000	53,758
	Colour Life Services Group Co., Ltd.	247,000	169,108
#*	Comba Telecom Systems Holdings, Ltd.	509,983	127,474
	Concord New Energy Group, Ltd.	2,470,000	120,925
	Consun Pharmaceutical Group, Ltd.	231,000	139,690
*	Coolpad Group, Ltd.	1,152,600	50,061
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	148,225
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	520,000	296,149
*	COSCO SHIPPING Holdings Co., Ltd., Class H	755,000	280,785
#	COSCO SHIPPING International Hong Kong Co., Ltd.	240,000	74,891
	COSCO SHIPPING Ports, Ltd.	743,257	647,730
*	Coslight Technology International Group Co., Ltd.	46,000	9,741
#	Cosmo Lady China Holdings Co., Ltd.	196,000	37,457
	Country Garden Holdings Co., Ltd.	2,033,000	2,739,071
	Country Garden Services Holdings Co., Ltd.	255,712	615,727
	CP Pokphand Co., Ltd.	3,320,000	279,143
#	CPMC Holdings, Ltd.	205,000	78,136
	CRCC High-Tech Equipment Corp., Ltd.	221,000	43,192
	CRRC Corp., Ltd., Class H	409,000	321,945
#	CSC Financial Co., Ltd., Class H	34,000	24,509
	CSPC Pharmaceutical Group, Ltd.	1,690,000	2,932,785
#	CT Environmental Group, Ltd.	1,228,000	53,336

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Ctrip.com International, Ltd., ADR	51,653	$2,013,434
*	CWT International, Ltd.	1,480,000	24,956
*	Da Ming International Holdings, Ltd.	36,000	9,086
	Dah Chong Hong Holdings, Ltd.	377,743	120,015
	Dali Foods Group Co., Ltd.	690,000	430,026
	Dalian Port PDA Co., Ltd., Class H	513,000	66,094
*	Daphne International Holdings, Ltd.	304,000	6,277
	Datang International Power Generation Co., Ltd., Class H	458,000	102,910
	Dawnrays Pharmaceutical Holdings, Ltd.	370,000	70,324
#*	Differ Group Holding Co., Ltd.	1,132,000	66,306
#*	Digital China Holdings, Ltd.	305,000	169,877
	Dongfang Electric Corp., Ltd.	108,800	65,376
#	Dongfeng Motor Group Co., Ltd., Class H	774,000	690,341
#	Dongjiang Environmental Co., Ltd., Class H	104,400	94,003
	Dongyue Group, Ltd.	894,000	481,319
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	41,064
	E-Commodities Holdings, Ltd.	948,000	48,790
	EEKA Fashion Holdings, Ltd.	78,000	95,843
	ENN Energy Holdings, Ltd.	117,300	1,206,594
	Essex Bio-technology, Ltd.	122,000	96,032
	EVA Precision Industrial Holdings, Ltd.	414,000	35,365
#	Everbright Securities Co., Ltd., Class H	60,200	46,233
*	EverChina International Holdings Co., Ltd.	335,000	9,189
	Fantasia Holdings Group Co., Ltd.	753,000	123,223
	Far East Horizon, Ltd.	1,018,000	946,847
*	First Tractor Co., Ltd.	148,000	34,892
	Fosun International, Ltd.	450,572	589,014
#	Fu Shou Yuan International Group, Ltd.	399,000	340,949
	Fufeng Group, Ltd.	815,000	399,898
#*	Fuguiniao Co., Ltd., Class H	37,999	3,531
#*	Fullshare Holdings, Ltd.	3,497,500	124,580
#	Future Land Development Holdings, Ltd.	1,412,000	1,186,281
#	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	708,582
#*	GCL New Energy Holdings, Ltd.	3,800,000	144,731
#*	GCL-Poly Energy Holdings, Ltd.	8,030,000	457,369
	Geely Automobile Holdings, Ltd.	1,474,000	2,248,040
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	228,363
	Genertec Universal Medical Group Co., Ltd.	498,500	377,360
*	GF Securities Co., Ltd.	182,200	204,346
*	Glorious Property Holdings, Ltd.	1,282,000	56,159
#	Glory Sun Financial Group, Ltd.	480,000	18,374
#	Golden Eagle Retail Group, Ltd.	273,000	315,238
*	Golden Meditech Holdings, Ltd.	184,000	21,313
	Golden Throat Holdings Group Co., Ltd.	79,000	20,664
	Goldpac Group, Ltd.	58,000	14,309
#*	GOME Retail Holdings, Ltd.	4,525,000	481,929
#*	Grand Baoxin Auto Group, Ltd.	386,164	83,269
	Great Wall Motor Co., Ltd., Class H	1,131,000	766,154
	Greatview Aseptic Packaging Co., Ltd.	481,000	262,986
	Greenland Hong Kong Holdings, Ltd.	549,000	200,256
#	Greentown China Holdings, Ltd.	377,500	283,453
	Greentown Service Group Co., Ltd.	504,000	424,573
#*	Ground International Development, Ltd.	390,000	8,999
	Guangdong Investment, Ltd.	120,000	252,209
*	Guangdong Land Holdings, Ltd.	136,000	23,941
	Guangdong Yueyun Transportation Co., Ltd., Class H	109,000	38,827
	Guangshen Railway Co., Ltd., Sponsored ADR	600	10,080
	Guangshen Railway Co., Ltd., Class H	546,000	177,555
	Guangzhou Automobile Group Co., Ltd., Class H	387,200	393,683

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	18,000	$73,959
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	1,340,323
	Guolian Securities Co., Ltd., Class H	130,000	39,509
	Guorui Properties, Ltd.	556,000	99,057
	Guotai Junan Securities Co., Ltd., Class H	15,800	25,541
*	Haichang Ocean Park Holdings, Ltd.	296,000	45,886
	Haier Electronics Group Co., Ltd.	365,000	857,854
#*	Hailiang Education Group, Inc., ADR	2,766	175,088
	Haitian International Holdings, Ltd.	432,000	872,722
	Haitong Securities Co., Ltd., Class H	444,400	439,812
*	Harbin Bank Co., Ltd., Class H	359,000	73,205
#*	Harbin Electric Co., Ltd., Class H	270,000	88,774
*	Harmonicare Medical Holdings, Ltd.	99,000	25,799
#*	HC Group, Inc.	226,000	57,857
	Health and Happiness H&H International Holdings, Ltd.	108,500	632,158
	Henderson Investment, Ltd.	129,000	10,993
	Hengan International Group Co., Ltd.	249,000	1,883,344
	Hengdeli Holdings, Ltd.	720,000	38,587
#*	HengTen Networks Group, Ltd.	5,340,000	101,040
*	Hi Sun Technology China, Ltd.	753,000	131,980
	Hilong Holding, Ltd.	359,000	33,685
	Hisense Home Appliances Group Co., Ltd., Class H	48,000	52,652
	HKC Holdings, Ltd.	77,000	49,675
*	Honghua Group, Ltd.	1,112,000	87,404
	Honworld Group, Ltd.	59,000	28,413
	Hopefluent Group Holdings, Ltd.	88,000	24,211
	Hopson Development Holdings, Ltd.	292,000	302,250
*	HOSA International, Ltd.	144,000	1,001
*	Hua Han Health Industry Holdings, Ltd.	1,494,000	15,173
	Hua Hong Semiconductor, Ltd.	160,000	329,732
	Huadian Fuxin Energy Corp., Ltd., Class H	618,000	114,675
	Huadian Power International Corp., Ltd., Class H	402,000	168,259
	Huaneng Power International, Inc., Sponsored ADR	900	21,015
	Huaneng Power International, Inc., Class H	508,000	294,342
	Huaneng Renewables Corp., Ltd., Class H	3,082,000	837,673
	Huatai Securities Co., Ltd.	147,200	238,475
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	50,013
	Huazhu Group, Ltd., ADR	36,920	1,209,499
	Huishang Bank Corp., Ltd., Class H	268,400	104,267
#*	Hydoo International Holding, Ltd.	236,000	13,114
#	IMAX China Holding, Inc.	95,700	219,745
	Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,428,779
	Inner Mongolia Yitai Coal Co., Ltd., Class H	33,600	24,816
	Inspur International, Ltd.	54,000	25,742
*	JD.com, Inc., ADR	15,157	453,346
#*	Jiangnan Group, Ltd.	504,000	21,175
	Jiangsu Expressway Co., Ltd., Class H	202,000	272,165
	Jiangxi Copper Co., Ltd., Class H	359,000	444,299
	Jiayuan International Group, Ltd.	493,055	213,318
#	Jinchuan Group International Resources Co., Ltd.	366,000	29,717
#	Jingrui Holdings, Ltd.	262,000	85,769
*	JinkoSolar Holding Co., Ltd., ADR	11,786	230,888
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	53,500	29,774
	JNBY Design, Ltd.	135,500	247,942
	Joy City Property, Ltd.	1,450,000	174,819
	Ju Teng International Holdings, Ltd.	328,000	77,610
*	Jumei International Holding, Ltd., ADR	4,000	9,080
#	Jutal Offshore Oil Services, Ltd.	142,000	15,093
	K Wah International Holdings, Ltd.	499,072	259,670

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kaisa Group Holdings, Ltd.	1,335,000	$553,688
*	Kangda International Environmental Co., Ltd.	244,000	30,705
#	Kasen International Holdings, Ltd.	162,000	135,681
	Kingboard Holdings, Ltd.	455,500	1,120,201
	Kingboard Laminates Holdings, Ltd.	697,000	574,768
	Kingdee International Software Group Co., Ltd.	38,000	36,198
*	Kingsoft Corp., Ltd.	186,000	400,751
*	Kong Sun Holdings, Ltd.	300,000	4,439
#*	KuangChi Science, Ltd.	968,000	55,231
	Kunlun Energy Co., Ltd.	1,904,000	1,660,531
	KWG Group Holdings, Ltd.	546,500	508,109
	Le Saunda Holdings, Ltd.	57,200	4,379
	Lee & Man Chemical Co., Ltd.	38,000	19,658
	Lee & Man Paper Manufacturing, Ltd.	744,000	454,138
	Lee's Pharmaceutical Holdings, Ltd.	70,500	44,550
*	Legend Holdings Corp.	5,546	0
	Legend Holdings Corp., Class H	72,100	169,796
	Lenovo Group, Ltd.	3,464,000	2,787,320
	Leoch International Technology, Ltd.	133,000	10,748
*	Lexinfintech Holdings, Ltd., ADR	10,752	113,971
	Li Ning Co., Ltd.	337,500	832,074
#*	Lifestyle China Group, Ltd.	277,000	88,249
#*	Lifetech Scientific Corp.	528,000	99,043
*	Link Motion, Inc., Sponsored ADR	31,632	3,650
	Livzon Pharmaceutical Group, Inc., Class H	23,571	57,178
	LK Technology Holdings, Ltd.	135,000	11,350
	Logan Property Holdings Co., Ltd.	634,000	958,647
	Longfor Group Holdings, Ltd.	427,500	1,580,976
#*	LongiTech Smart Energy Holding, Ltd.	76,499	5,750
	Lonking Holdings, Ltd.	1,099,000	285,084
	Luye Pharma Group, Ltd.	640,500	494,581
#	LVGEM China Real Estate Investment Co., Ltd.	348,000	123,596
	Maanshan Iron & Steel Co., Ltd., Class H	1,090,000	413,174
	Maoye International Holdings, Ltd.	446,000	31,221
	Metallurgical Corp. of China, Ltd., Class H	634,000	154,762
	Min Xin Holdings, Ltd.	48,000	23,854
*	Mingfa Group International Co., Ltd.	299,000	2,150
#	Minmetals Land, Ltd.	846,000	130,976
#	Minth Group, Ltd.	494,000	1,392,135
*	MMG, Ltd.	1,556,000	482,947
	MOBI Development Co., Ltd.	115,000	16,621
#	Modern Land China Co., Ltd.	351,000	50,604
	Momo, Inc., Sponsored ADR	55,761	1,894,201
	Nan Hai Corp., Ltd.	7,550,000	134,733
#	Nanfang Communication Holdings, Ltd.	40,000	23,510
*	National Agricultural Holdings, Ltd.	997	114
*	Nature Home Holding Co., Ltd.	199,000	29,463
	NetDragon Websoft Holdings, Ltd.	25,000	62,499
	NetEase, Inc., ADR	9,928	2,291,581
#	New Century Healthcare Holding Co., Ltd.	3,000	1,150
	New China Life Insurance Co., Ltd., Class H	101,800	504,951
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	4,620	481,912
*	New Provenance Everlasting Holdings, Ltd.	1,020,000	3,228
*	New World Department Store China, Ltd.	182,000	32,046
	Nexteer Automotive Group, Ltd.	581,000	603,830
	Nine Dragons Paper Holdings, Ltd.	1,107,000	896,029
#*	Noah Holdings, Ltd., ADR	3,563	115,227
*	North Mining Shares Co., Ltd.	4,700,000	10,719
	NVC Lighting Holdings, Ltd.	480,000	43,632

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	O-Net Technologies Group, Ltd.	86,000	$46,936
	Orient Securities Co., Ltd., Class H	136,800	83,381
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	43,799
#	Ozner Water International Holding, Ltd.	150,000	23,287
#	Pacific Online, Ltd.	129,000	29,740
#*	Panda Green Energy Group, Ltd.	1,632,000	62,202
	Parkson Retail Group, Ltd.	415,500	33,260
	PAX Global Technology, Ltd.	334,000	133,923
	People's Insurance Co. Group of China, Ltd. (The), Class H	385,000	161,508
	PetroChina Co., Ltd., ADR	1,900	100,833
	PetroChina Co., Ltd., Class H	3,834,000	2,033,567
	Phoenix Media Investment Holdings, Ltd.	556,000	48,428
*	Phoenix New Media, Ltd., ADR	9,125	26,006
	PICC Property & Casualty Co., Ltd., Class H	1,032,000	1,225,361
	Ping An Insurance Group Co. of China, Ltd., Class H	712,000	8,391,496
	Poly Culture Group Corp., Ltd., Class H	37,800	36,090
	Poly Property Group Co., Ltd.	872,000	321,685
	Postal Savings Bank of China Co., Ltd., Class H	262,000	152,366
	Pou Sheng International Holdings, Ltd.	921,000	256,249
	Powerlong Real Estate Holdings, Ltd.	818,000	496,251
*	PW Medtech Group, Ltd.	327,000	42,379
#*	Q Technology Group Co., Ltd.	119,000	115,314
	Qingdao Port International Co., Ltd., Class H	313,000	223,083
	Qingling Motors Co., Ltd., Class H	330,000	84,931
#	Qinhuangdao Port Co., Ltd., Class H	195,500	37,278
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,742
	Red Star Macalline Group Corp., Ltd., Class H	131,880	114,973
#	Redco Properties Group Ltd.	656,000	260,963
	Regal International Airport Group Co., Ltd., Class H	50,000	34,437
*	Renren, Inc., ADR	5,178	4,453
*	REXLot Holdings, Ltd.	4,800,000	12,877
	Road King Infrastructure, Ltd.	83,000	170,645
	Ronshine China Holdings, Ltd.	326,500	425,043
*	Royale Furniture Holdings, Ltd.	270,000	40,144
	Sany Heavy Equipment International Holdings Co., Ltd.	408,000	160,416
	Seaspan Corp.	30,443	308,996
#*	Semiconductor Manufacturing International Corp.	710,599	836,999
#*	Semiconductor Manufacturing International Corp., ADR	23,501	137,011
	Shandong Chenming Paper Holdings, Ltd., Class H	285,750	124,790
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	480,000	457,614
	Shandong Xinhua Pharmaceutical Co., Ltd.	116,200	55,720
	Shanghai Electric Group Co., Ltd., Class H	320,000	111,145
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	136,500	404,086
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	78,000	75,933
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	93,000	70,789
#	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,300	54,585
	Shanghai Industrial Holdings, Ltd.	206,000	422,070
#	Shanghai Industrial Urban Development Group, Ltd.	830,000	133,685
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	702,000	124,513
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	29,800	12,373
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	229,300	440,931
	Shanghai Prime Machinery Co., Ltd.	320,000	35,073
*	Shanghai Zendai Property, Ltd.	1,300,000	16,904
	Shengjing Bank Co., Ltd.	128,500	91,880
	Shenguan Holdings Group, Ltd.	248,000	9,964
	Shenzhen Expressway Co., Ltd., Class H	178,000	211,284
	Shenzhen International Holdings, Ltd.	552,107	1,019,810
	Shenzhen Investment, Ltd.	1,458,329	522,900
	Shenzhou International Group Holdings, Ltd.	126,000	1,734,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shimao Property Holdings, Ltd.	733,000	$2,024,400
	Shougang Concord International Enterprises Co., Ltd.	3,384,000	131,512
	Shougang Fushan Resources Group, Ltd.	992,000	205,431
	Shui On Land, Ltd.	1,570,000	335,126
#*	Shunfeng International Clean Energy, Ltd.	566,000	22,025
	Sichuan Expressway Co., Ltd., Class H	236,000	71,106
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,647,000	337,407
*	Silver Grant International Holdings Group, Ltd.	582,000	110,110
*	SINA Corp.	15,839	619,622
	Sino Biopharmaceutical, Ltd.	2,044,500	2,493,810
#	Sinofert Holdings, Ltd.	914,000	102,242
*	Sinolink Worldwide Holdings, Ltd.	666,000	47,241
#	SinoMedia Holding, Ltd.	54,000	9,825
	Sino-Ocean Group Holding, Ltd.	1,294,500	520,842
	Sinopec Engineering Group Co., Ltd., Class H	550,000	430,874
	Sinopec Kantons Holdings, Ltd.	478,000	192,308
*	Sinopec Oilfield Service Corp.	422,000	49,299
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,710,000	596,590
	Sinopharm Group Co., Ltd., Class H	382,400	1,413,578
	Sinosoft Technology Group, Ltd.	342,400	91,709
	Sinotrans, Ltd., Class H	840,000	289,517
#	Sinotruk Hong Kong, Ltd.	489,000	717,051
	Skyfame Realty Holdings, Ltd.	1,586,000	238,157
	Skyworth Group, Ltd.	849,989	230,791
#*	SMI Holdings Group, Ltd.	336,799	16,134
	SOHO China, Ltd.	1,065,500	340,663
*	Sohu.com, Ltd., ADR	5,397	65,789
#*	Southern Energy Holdings Group, Ltd.	42,000	52,204
#*	Sparkle Roll Group, Ltd.	648,000	22,154
	Springland International Holdings, Ltd.	414,000	81,819
*	SPT Energy Group, Inc.	132,000	12,873
*	SRE Group, Ltd.	1,778,000	20,161
	SSY Group, Ltd.	1,023,026	907,097
#*	Starrise Media Holdings, Ltd.	122,000	20,769
	Sun Art Retail Group, Ltd.	1,092,500	1,106,311
#	Sun King Power Electronics Group	206,000	27,469
	Sunac China Holdings, Ltd.	601,000	2,710,914
	Sunny Optical Technology Group Co., Ltd.	152,900	1,768,040
#*	Sunshine 100 China Holdings, Ltd.	272,000	50,881
	Symphony Holdings, Ltd.	450,000	52,807
*	TAL Education Group, ADR	24,434	786,775
	Tang Palace China Holdings, Ltd.	222,000	34,784
#*	Tarena International, Inc., ADR	8,722	13,868
*	Taung Gold International, Ltd.	4,680,000	22,608
	TCL Electronics Holdings, Ltd.	301,666	136,600
*	Tech Pro Technology Development, Ltd.	1,538,000	2,515
*	Technovator International, Ltd.	148,000	17,779
	Ten Pao Group Holdings, Ltd.	116,000	11,653
	Tencent Holdings, Ltd.	456,700	21,279,007
*	Tenwow International Holdings, Ltd.	224,000	2,040
*	Tesson Holdings, Ltd.	78,000	4,818
	Texhong Textile Group, Ltd.	195,000	195,831
#	Tian An China Investment Co., Ltd.	148,000	72,595
#*	Tian Ge Interactive Holdings, Ltd.	239,000	56,000
	Tiangong International Co., Ltd.	390,000	120,911
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	41,692
	Tianjin Development Holdings, Ltd.	134,000	41,109
	Tianjin Port Development Holdings, Ltd.	1,154,000	118,714
#	Tianneng Power International, Ltd.	476,000	380,646

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianyun International Holdings, Ltd.	138,000	$21,429
*	Tibet Water Resources, Ltd.	288,000	71,759
	Tingyi Cayman Islands Holding Corp.	696,000	1,038,721
#	Tomson Group, Ltd.	220,196	62,901
	Tong Ren Tang Technologies Co., Ltd., Class H	298,000	356,073
#	Tongda Group Holdings, Ltd.	1,940,000	142,435
	Tonly Electronics Holdings, Ltd.	26,000	19,216
#	Top Spring International Holdings, Ltd.	91,000	19,924
	Towngas China Co., Ltd.	277,841	211,551
	TPV Technology, Ltd.	404,000	126,553
	TravelSky Technology, Ltd., Class H	118,000	230,969
	Trigiant Group, Ltd.	222,000	41,637
#*	Truly International Holdings, Ltd.	412,000	57,772
#	Tsaker Chemical Group, Ltd.	108,500	43,473
	Tsingtao Brewery Co., Ltd., Class H	26,000	152,067
*	Tuniu Corp., Sponsored ADR	12,636	39,045
	Uni-President China Holdings, Ltd.	628,000	742,771
*	United Energy Group, Ltd.	3,974,000	716,316
*	V1 Group, Ltd.	846,000	19,922
	Vinda International Holdings, Ltd.	95,000	185,725
*	Vipshop Holdings, Ltd., ADR	116,245	883,462
	Wanguo International Mining Group, Ltd.	70,000	15,863
	Want Want China Holdings, Ltd.	1,659,000	1,290,286
	Wasion Holdings, Ltd.	222,000	80,951
#*	Weibo Corp., Sponsored ADR	5,829	228,322
	Weichai Power Co., Ltd., Class H	1,003,000	1,540,343
	Weiqiao Textile Co., Class H	176,000	51,710
	West China Cement, Ltd.	1,502,000	253,092
#	Wisdom Education International Holdings Co., Ltd.	282,000	126,231
#	Wisdom Sports Group	194,000	7,288
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	242,500	337,063
	Xiamen International Port Co., Ltd.	488,000	60,915
	Xingda International Holdings, Ltd.	426,465	114,532
	Xingfa Aluminium Holdings, Ltd.	55,000	53,392
	Xinghua Port Holdings, Ltd.	35,125	4,434
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	89,986
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	212,747	237,750
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	367,000	25,180
*	Xinming China Holdings, Ltd.	62,000	8,529
	Xinyi Solar Holdings, Ltd.	2,054,160	1,127,719
	Xinyuan Real Estate Co., Ltd., ADR	16,785	70,329
	Xtep International Holdings, Ltd.	230,000	165,629
*	Xunlei, Ltd., ADR	15,818	35,274
#	Yadea Group Holdings, Ltd.	600,000	122,442
*	Yanchang Petroleum International, Ltd.	1,420,000	16,075
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	83,000	150,794
	Yanzhou Coal Mining Co., Ltd., Class H	1,268,000	1,116,042
#	Yashili International Holdings, Ltd.	408,000	53,761
	Yeebo International Holdings, Ltd.	76,000	12,460
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	80,400	404,924
*	Yida China Holdings, Ltd.	84,000	23,897
	Yihai International Holding, Ltd.	194,000	1,029,401
	Yip's Chemical Holdings, Ltd.	84,000	25,382
#*	Yirendai, Ltd., ADR	9,977	111,643
#*	Youyuan International Holdings, Ltd.	239,000	66,791
*	YuanShengTai Dairy Farm, Ltd.	444,000	14,411
	Yuexiu Property Co., Ltd.	2,952,000	667,324
	Yuexiu Transport Infrastructure, Ltd.	210,000	166,794
	Yum China Holdings, Inc.	49,673	2,260,122

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Water Investment Co., Ltd., Class H	126,000	$33,671
	Yuzhou Properties Co., Ltd.	1,015,881	477,270
#*	YY, Inc., ADR	10,852	696,590
	Zhaojin Mining Industry Co., Ltd., Class H	217,000	252,217
	Zhejiang Expressway Co., Ltd., Class H	400,000	387,178
	Zhengzhou Coal Mining Machinery Group Co., Ltd.	76,800	37,018
*	Zhong An Group Ltd.	1,326,000	45,524
	Zhongsheng Group Holdings, Ltd.	307,500	854,660
#	Zhongyu Gas Holdings, Ltd.	189,477	197,076
#	Zhou Hei Ya International Holdings Co., Ltd.	319,500	173,126
*	Zhuguang Holdings Group Co., Ltd.	68,000	8,748
	Zhuhai Holdings Investment Group, Ltd.	204,000	21,219
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	50,700	242,336
	Zijin Mining Group Co., Ltd., Class H	2,618,000	1,047,754
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	521,400	364,014
*	ZTE Corp., Class H	11,960	35,720
	ZTO Express Cayman, Inc., ADR	28,315	556,390
TOTAL CHINA			275,975,078
COLOMBIA — (0.1%)
	Almacenes Exito SA	87,587	464,507
	Banco de Bogota SA	4,188	91,267
	Bancolombia SA, Sponsored ADR	6,979	348,113
	Bancolombia SA	21,565	258,312
	Celsia SA ESP	106,918	145,015
	Cementos Argos SA	42,641	99,944
*	CEMEX Latam Holdings SA	45,944	58,814
*	Corp. Financiera Colombiana SA	21,093	173,712
	Ecopetrol SA, Sponsored ADR	3,500	62,755
	Ecopetrol SA	620,580	556,094
	Grupo Argos SA	49,290	252,690
	Grupo Aval Acciones y Valores SA	15,916	119,529
	Grupo de Inversiones Suramericana SA	19,622	206,331
*	Grupo Energia Bogota SA ESP	61,864	39,597
	Grupo Nutresa SA	31,012	237,439
	Interconexion Electrica SA ESP	67,282	365,024
	Promigas SA ESP	11,599	25,101
TOTAL COLOMBIA			3,504,244
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	16,264	364,657
	Komercni banka A.S.	5,273	203,403
	Moneta Money Bank A.S.	252,618	868,164
	O2 Czech Republic A.S.	11,727	111,224
	Philip Morris CR A.S.	60	35,337
TOTAL CZECH REPUBLIC			1,582,785
DENMARK — (1.2%)
*	Agat Ejendomme A.S.	12,267	7,086
*	ALK-Abello A.S.	2,754	622,903
	Alm Brand A.S.	34,139	305,209
#	Ambu A.S., Class B	33,020	483,535
	AP Moller - Maersk A.S., Class A	255	272,973
	AP Moller - Maersk A.S., Class B	463	519,879
*	Bang & Olufsen A.S.	12,668	81,574
	BankNordik P/F	1,133	18,702
#*	Bavarian Nordic A.S.	11,744	322,042
	Brodrene Hartmann A.S.	1,589	75,470

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Carlsberg A.S., Class B	10,626	$1,451,403
	Chr Hansen Holding A.S.	16,630	1,452,079
	Coloplast A.S., Class B	5,845	682,671
	Columbus A.S.	29,642	51,689
	D/S Norden A.S.	11,207	167,694
	Danske Bank A.S.	55,621	825,559
#*	Demant A.S.	28,692	845,330
	DFDS A.S.	13,703	504,705
*	Drilling Co. of 1972 A.S. (The)	1,908	129,441
	DSV A.S.	25,032	2,389,149
	FLSmidth & Co. A.S.	18,066	739,935
*	Genmab A.S.	4,443	822,870
	GN Store Nord A.S.	69,024	3,274,177
	H Lundbeck A.S.	25,729	991,844
*	H+H International A.S., Class B	8,611	123,236
#	ISS A.S.	45,968	1,289,151
*	Jyske Bank A.S.	25,569	814,876
	Matas A.S.	17,318	178,581
*	Nilfisk Holding A.S.	19,739	499,671
*	NKT A.S.	10,339	151,810
	NNIT A.S.	5,091	79,151
	Novo Nordisk A.S., Sponsored ADR	5,344	256,085
	Novo Nordisk A.S., Class B	147,009	7,059,272
	Novozymes A.S., Class B	27,912	1,290,795
	Orsted A.S.	7,437	677,920
	Pandora A.S.	42,470	1,627,971
	Parken Sport & Entertainment A.S.	2,257	39,498
	Per Aarsleff Holding A.S.	8,021	264,295
	Ringkjoebing Landbobank A.S.	12,954	885,282
	Rockwool International A.S., Class A	610	133,985
	Rockwool International A.S., Class B	2,844	694,139
	Royal Unibrew A.S.	32,516	2,423,171
#	RTX A.S.	3,370	79,883
	Scandinavian Tobacco Group A.S., Class A	25,446	268,553
	Schouw & Co., A.S.	6,268	466,538
	SimCorp A.S.	11,978	1,079,606
	Solar A.S., Class B	1,975	90,577
	Spar Nord Bank A.S.	40,044	353,470
	Sydbank A.S.	29,984	521,630
	Tivoli A.S.	357	36,372
	Topdanmark A.S.	26,504	1,358,489
*	TORM P.L.C.	10,739	88,484
	Tryg A.S.	21,965	670,397
#	United International Enterprises	540	102,010
	Vestas Wind Systems A.S.	23,982	1,967,999
*	Vestjysk Bank A.S.	42,497	25,932
#*	Zealand Pharma A.S.	12,210	273,473
TOTAL DENMARK			42,910,221
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	144,273
	Commercial International Bank Egypt S.A.E., GDR	12,139	52,198
	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	11,304
TOTAL EGYPT			207,775
FINLAND — (1.1%)
*	Adapteo Oyj	19,462	227,632
#	Ahlstrom-Munksjo Oyj	6,486	106,806

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Aktia Bank Oyj	17,069	$161,620
	Alma Media Oyj	7,872	55,838
	Asiakastieto Group Oyj	1,242	38,970
	Atria Oyj	5,381	45,358
#*	BasWare Oyj	560	11,004
	Bittium Oyj	6,855	53,001
	Cargotec Oyj, Class B	22,524	666,881
#	Caverion Oyj	7,262	48,227
#	Citycon Oyj	20,499	208,981
	Cramo Oyj	19,462	168,908
	Digia Oyj	4,257	15,412
	Elisa Oyj	40,282	1,892,126
	Finnair Oyj	35,294	248,691
	Fiskars Oyj Abp	8,210	120,065
	Fortum Oyj	81,016	1,858,477
*	F-Secure Oyj	22,353	65,435
*	HKScan Oyj, Class A	13,829	24,320
#	Huhtamaki Oyj	67,985	2,582,511
	Kemira Oyj	76,521	1,128,601
	Kesko Oyj, Class A	3,493	196,640
	Kesko Oyj, Class B	21,354	1,293,149
	Kone Oyj, Class B	24,211	1,379,384
	Konecranes Oyj	28,752	841,901
	Lassila & Tikanoja Oyj	19,415	295,316
#	Metsa Board Oyj	81,496	406,528
	Metso Oyj	65,638	2,522,160
	Neste Oyj	87,708	2,902,810
#	Nokia Oyj	247,077	1,331,660
	Nokia Oyj	66,112	357,632
	Nokian Renkaat Oyj	64,321	1,843,994
	Nordea Bank Abp	221,033	1,417,985
	Olvi Oyj, Class A	5,575	217,175
	Oriola Oyj, Class B	71,422	161,031
	Orion Oyj, Class A	7,974	274,855
	Orion Oyj, Class B	32,049	1,096,405
#	Outokumpu Oyj	126,895	363,117
*	Outotec Oyj	37,799	235,942
#	Pihlajalinna Oyj	890	10,834
	Ponsse Oyj	3,929	123,512
	Raisio Oyj, Class V	37,220	129,523
	Rapala VMC Oyj	4,345	14,424
	Raute Oyj, Class A	344	8,306
	Revenio Group Oyj	6,372	143,584
	Sampo Oyj, Class A	52,382	2,175,087
	Sanoma Oyj	54,111	535,657
#*	Stockmann Oyj Abp, Class B	10,970	24,407
	Stora Enso Oyj, Class R	188,447	2,170,233
	Teleste Oyj	754	4,831
	Tieto Oyj	18,537	472,863
	Tikkurila Oyj	21,130	328,357
	Tokmanni Group Corp.	31,236	282,437
	UPM-Kymmene Oyj	158,274	4,266,276
	Uponor Oyj	16,645	174,846
	Vaisala Oyj, Class A	3,346	75,590
	Valmet Oyj	77,800	1,510,685
	Wartsila Oyj Abp	94,983	1,193,339
#	YIT Oyj	72,193	399,489
TOTAL FINLAND			40,910,828

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (5.9%)
	ABC arbitrage	8,870	$61,944
	Accor SA	19,877	886,818
	Actia Group	5,196	26,264
	Aeroports de Paris	3,577	614,921
*	Air France-KLM	152,999	1,594,933
	Air Liquide SA	27,781	3,834,787
	Airbus SE	49,446	6,989,729
	Akka Technologies	6,847	483,560
#	AKWEL	7,562	148,618
	Albioma SA	14,003	371,741
#	Alstom SA	31,368	1,350,981
	Altamir	3,771	67,436
	Alten SA	12,627	1,562,079
	Altran Technologies SA	98,879	1,559,851
*	Amplitude Surgical SAS	3,043	4,847
	Amundi SA	10,451	719,076
	APRIL SA	953	22,862
	Arkema SA	37,485	3,373,858
	Assystem SA	4,086	173,582
	Atos SE	25,402	2,042,599
	Aubay	3,407	119,838
	AXA SA	126,974	3,198,252
	Axway Software SA	1,582	21,996
*	Baikowski SAS	388	7,135
#	Bastide le Confort Medical	1,878	76,345
	Beneteau SA	17,013	177,273
	Bigben Interactive	6,565	88,044
	BioMerieux	12,562	1,063,032
	BNP Paribas SA	89,871	4,205,965
	Boiron SA	3,961	175,981
#	Bollore SA	121,749	523,562
	Bonduelle SCA	8,513	251,863
#*	Bourbon Corp.	8,281	32,176
	Bouygues SA	70,488	2,523,408
	Bureau Veritas SA	55,208	1,375,630
	Burelle SA	16	15,009
	Capgemini SE	22,258	2,825,972
	Carrefour SA	212,877	4,090,721
#	Casino Guichard Perrachon SA	20,964	775,640
*	Cegedim SA	1,112	34,297
*	CGG SA	153,760	337,293
#	Chargeurs SA	5,482	101,283
	Cie de Saint-Gobain	105,451	4,039,680
	Cie des Alpes	5,985	164,516
	Cie Generale des Etablissements Michelin SCA	44,861	4,959,265
	Cie Plastic Omnium SA	36,230	955,812
	CNP Assurances	26,854	555,023
*	Coface SA	44,839	555,278
	Credit Agricole SA	83,072	988,886
	Danone SA, Sponsored ADR	930	16,015
	Danone SA	45,257	3,925,273
	Dassault Aviation SA	24	32,987
	Dassault Systemes SE	7,715	1,173,579
	Dassault Systemes SE, Sponsored ADR	288	43,963
	Derichebourg SA	50,289	185,957
	Devoteam SA	2,054	245,723
	Edenred	53,911	2,705,339
	Eiffage SA	41,936	4,143,795
	Electricite de France SA	155,164	1,920,805

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Elior Group SA	44,697	$584,539
	Elis SA	48,477	897,026
	Engie SA	172,131	2,649,008
	Eramet	6,044	289,057
	EssilorLuxottica SA	14,216	1,924,367
	Esso SA Francaise	1,283	35,409
	Etablissements Maurel et Prom	7,093	22,874
#	Eurofins Scientific SE	3,304	1,413,323
	Euronext NV	19,753	1,524,860
#	Europcar Mobility Group	58,878	368,700
	Eutelsat Communications SA	97,976	1,872,973
	Exel Industries, Class A	664	33,791
	Faurecia SE	34,459	1,630,688
	Fleury Michon SA	178	6,988
*	Fnac Darty S.A.	9,670	678,299
	Gaztransport Et Technigaz SA	7,032	637,978
	Getlink SE	105,857	1,528,495
	GL Events	7,032	191,320
	Groupe Crit	1,957	131,546
	Groupe Open	1,509	26,225
	Guerbet	4,015	231,937
	Haulotte Group SA	4,122	32,006
	Hermes International	2,765	1,942,202
#*	HEXAOM	1,748	64,233
*	ID Logistics Group	1,050	196,556
#	Iliad SA	8,800	909,781
	Imerys SA	15,262	638,021
	Ingenico Group SA	27,856	2,639,304
	Interparfums SA	1,828	86,492
	Ipsen SA	4,514	516,459
	IPSOS	17,069	466,796
	Jacquet Metal Service SA	7,037	125,353
	JCDecaux SA	19,469	560,528
	Kaufman & Broad SA	12,087	496,318
	Kering SA	6,396	3,303,606
	Korian SA	22,123	873,213
	Lagardere SCA	75,284	1,701,071
*	Latecoere SACA	28,250	118,758
	Laurent-Perrier	280	27,600
	Le Belier	1,864	56,535
	Lectra	12,530	256,782
	Legrand SA	32,475	2,287,586
	Linedata Services	2,487	78,945
	LISI	11,190	324,394
	LNA Sante SA	2,930	161,678
	L'Oreal SA	7,750	2,073,624
	LVMH Moet Hennessy Louis Vuitton SE	23,294	9,621,802
	Maisons du Monde SA	5,640	112,959
	Manitou BF SA	2,358	55,690
	Manutan International	283	22,808
	Mersen SA	7,475	267,527
*	METabolic EXplorer SA	13,465	22,443
	Metropole Television SA	18,765	325,528
	Natixis SA	133,297	534,563
	Neopost SA	16,120	323,892
	Nexans SA	14,464	489,041
	Nexity SA	22,792	1,094,322
#*	Nicox	5,711	29,408
	NRJ Group	7,684	56,770

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Oeneo SA	11,145	$127,861
*	OL Groupe SA	4,537	16,326
#*	Onxeo SA	18,073	14,687
	Orange SA, Sponsored ADR	5,502	80,989
	Orange SA	390,196	5,783,674
	Orpea	12,570	1,570,466
	Pernod Ricard SA	4,271	749,491
	Peugeot SA	282,821	6,675,422
#*	Pierre & Vacances SA	1,511	28,428
#	Plastivaloire	5,908	39,599
	PSB Industries SA	388	10,878
	Publicis Groupe SA, ADR	2,568	31,766
	Publicis Groupe SA	57,454	2,835,114
#	Rallye SA	9,436	44,246
#*	Recylex SA	5,631	23,999
#	Remy Cointreau SA	2,797	413,865
	Renault SA	34,417	1,919,700
	Rexel SA	137,632	1,536,795
	Robertet SA	157	111,688
	Rothschild & Co.	7,449	233,262
	Rubis SCA	24,542	1,382,940
	Safran SA	21,167	3,038,753
	Sanofi	55,465	4,622,001
	Sartorius Stedim Biotech	3,380	538,652
	Savencia SA	1,894	139,706
	Schneider Electric SE	39,325	3,392,807
	Schneider Electric SE	523	44,590
	SCOR SE	47,231	1,940,931
	SEB SA	8,272	1,323,124
	Seche Environnement SA	274	10,583
	SES SA	186,615	3,082,031
#	Societe BIC SA	13,226	921,704
#	Societe Generale SA	74,870	1,833,916
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	8,618
#	Societe pour l'Informatique Industrielle	3,659	113,804
	Sodexo SA	13,563	1,557,064
*	SOITEC	5,810	602,916
#*	Solocal Group	173,704	143,848
	Somfy SA	3,809	344,266
	Sopra Steria Group	7,112	915,246
	SPIE SA	47,646	883,146
	Stef SA	2,270	201,361
	STMicroelectronics NV	162,543	2,978,912
#	STMicroelectronics NV	5,594	102,091
	Suez	60,158	881,805
	Sword Group	1,094	37,635
	Synergie SA	5,310	168,923
#	Tarkett SA	20,496	342,849
*	Technicolor SA	66,788	56,537
	Teleperformance	17,077	3,577,410
	Television Francaise 1	34,570	346,356
	Thales SA	15,745	1,774,052
#	Thermador Groupe	1,268	80,077
	Total Gabon	171	25,239
	Total SA	269,003	13,942,474
	TOTAL SA, Sponsored ADR	16,704	864,259
*	Touax SA	2,688	14,500
	Trigano SA	4,331	434,526
*	Ubisoft Entertainment SA	25,742	2,117,400

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Union Financiere de France BQE SA	1,909	$38,583
#	Valeo SA	85,988	2,679,595
#*	Vallourec SA	140,775	489,095
*	Valneva SE	16,053	54,422
	Veolia Environnement SA, ADR	1,217	30,693
	Veolia Environnement SA	43,353	1,094,050
	Vetoquinol SA	997	65,930
	Vicat SA	8,127	364,630
	Vilmorin & Cie SA	2,607	142,868
	Vinci SA	45,629	4,693,569
*	Virbac SA	1,379	255,981
#	Vivendi SA	42,899	1,191,521
	Vranken-Pommery Monopole SA	944	22,898
*	Worldline SA	9,837	702,939
	XPO Logistics Europe SADIR	32	10,780
TOTAL FRANCE			212,969,956
GERMANY — (4.8%)
	1&1 Drillisch AG	13,878	416,788
	7C Solarparken AG	6,567	22,190
	Aareal Bank AG	24,882	707,898
	Adidas AG	15,927	5,076,621
*	Adler Modemaerkte AG	2,072	6,967
	ADLER Real Estate AG	8,869	121,945
	ADO Properties SA	6,925	296,680
*	ADVA Optical Networking SE	22,486	174,068
*	AIXTRON SE	14,963	167,003
	All for One Group AG	816	37,760
	Allgeier SE	1,536	39,864
	Allianz SE, Sponsored ADR	18,284	424,097
	Allianz SE	22,189	5,148,047
	Amadeus Fire AG	1,926	261,637
	Aroundtown SA	47,797	381,311
	Atoss Software AG	242	34,808
	Aurubis AG	17,368	754,319
	Axel Springer SE	18,389	1,269,260
	BASF SE	138,625	9,202,516
	Basler AG	1,428	62,079
	Bauer AG	5,064	116,943
	Bayer AG, Sponsored ADR	1,092	17,723
	Bayer AG	62,998	4,080,316
	Bayerische Motoren Werke AG	76,817	5,652,889
	BayWa AG	6,515	169,581
	Bechtle AG	13,344	1,478,124
	Beiersdorf AG	3,375	391,122
	Bertrandt AG	2,454	164,372
	bet-at-home.com AG	1,209	76,112
	Bijou Brigitte AG	671	29,558
	Bilfinger SE	14,208	417,141
	Borussia Dortmund GmbH & Co. KGaA	51,092	509,058
	Brenntag AG	45,305	2,212,765
	CANCOM SE	8,667	484,539
	Carl Zeiss Meditec AG	4,552	498,759
*	CECONOMY AG	72,863	466,914
	CENIT AG	4,360	54,919
	CENTROTEC Sustainable AG	4,182	55,567
	Cewe Stiftung & Co. KGAA	4,307	397,848
	comdirect bank AG	3,971	40,982
	Commerzbank AG	279,080	1,893,737

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CompuGroup Medical SE	8,899	$686,592
	Continental AG	24,524	3,362,350
#	Corestate Capital Holding SA	6,151	223,561
	Covestro AG	46,409	2,093,096
	CropEnergies AG	10,935	72,938
	CTS Eventim AG & Co. KGaA	18,088	901,979
	Daimler AG	180,199	9,312,031
*	Delivery Hero SE	7,452	357,959
	Deutsche Bank AG	252,110	1,948,826
	Deutsche Bank AG	45,969	359,018
	Deutsche Beteiligungs AG	5,824	203,445
	Deutsche Boerse AG	20,104	2,790,887
	Deutsche EuroShop AG	13,778	372,773
	Deutsche Lufthansa AG	114,289	1,811,255
	Deutsche Pfandbriefbank AG	63,347	719,156
	Deutsche Post AG	84,157	2,737,335
	Deutsche Telekom AG, Sponsored ADR	13,453	219,957
	Deutsche Telekom AG	609,489	9,984,085
	Deutsche Wohnen SE	26,253	957,397
	Deutz AG	96,906	668,964
*	Dialog Semiconductor P.L.C.	30,505	1,365,482
	DIC Asset AG	13,392	150,980
	DMG Mori AG	3,732	174,158
	Dr Hoenle AG	1,186	74,357
	Draegerwerk AG & Co. KGaA	1,349	57,692
	Duerr AG	32,619	970,131
	E.ON SE	360,877	3,593,908
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,058	139,663
	EDAG Engineering Group AG	4,778	57,528
	Elmos Semiconductor AG	6,338	138,047
*	ElringKlinger AG	12,064	68,474
	Energiekontor AG	4,020	76,891
	Evonik Industries AG	45,414	1,292,330
*	Evotec SE	32,842	925,506
	Ferratum Oyj	610	7,180
	Fielmann AG	7,914	550,689
	First Sensor AG	2,116	68,846
	FORTEC Elektronik AG	461	10,905
	Francotyp-Postalia Holding AG, Class A	4,794	18,379
	Fraport AG Frankfurt Airport Services Worldwide	12,035	1,005,079
	Freenet AG	79,469	1,550,570
	Fresenius Medical Care AG & Co. KGaA	54,762	3,792,860
	Fresenius SE & Co. KGaA	27,645	1,381,347
	Fuchs Petrolub SE	9,534	334,839
	GEA Group AG	13,964	346,587
	Gerresheimer AG	19,543	1,520,092
	Gesco AG	3,358	85,921
	GFT Technologies SE	10,615	82,103
	Grammer AG	633	21,412
	Grand City Properties SA	25,875	582,930
	GRENKE AG	1,587	136,216
*	H&R GmbH & Co. KGaA	5,091	35,910
	Hamburger Hafen und Logistik AG	18,510	466,620
	Hannover Rueck SE	7,449	1,161,570
	Hapag-Lloyd AG	10,398	436,709
	HeidelbergCement AG	20,989	1,515,772
*	Heidelberger Druckmaschinen AG	166,662	181,585
	Hella GmbH & Co KGaA	23,205	1,094,076
	Henkel AG & Co. KGaA	2,660	249,910

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Highlight Communications AG	2,448	$11,496
	Hochtief AG	4,602	521,491
	HolidayCheck Group AG	10,948	30,895
	Hornbach Baumarkt AG	4,042	74,608
	Hornbach Holding AG & Co. KGaA	2,300	123,702
	Hugo Boss AG	23,320	1,465,676
*	Hypoport AG	563	148,648
	Indus Holding AG	8,206	325,667
	Infineon Technologies AG	137,954	2,555,207
	Infineon Technologies AG, ADR	9,006	169,493
	Innogy SE	13,654	573,696
	Isra Vision AG	3,860	167,191
	IVU Traffic Technologies AG	4,393	42,947
	Jenoptik AG	10,649	298,420
	K+S AG	81,739	1,319,169
	KION Group AG	41,705	2,222,954
	Kloeckner & Co. SE	31,651	155,328
	Koenig & Bauer AG	6,842	274,668
	Krones AG	3,137	178,286
	KWS Saat SE & Co., KGaA	2,285	158,966
	Lanxess AG	39,604	2,357,330
	LEG Immobilien AG	15,856	1,828,532
	Leifheit AG	2,142	46,278
*	Leoni AG	16,129	216,288
*	LPKF Laser & Electronics AG	3,217	24,964
*	Manz AG	1,498	36,827
*	Medigene AG	1,354	9,804
	Merck KGaA	7,068	720,892
	METRO AG	95,603	1,470,548
	MLP SE	30,599	152,130
	MTU Aero Engines AG	15,622	3,892,953
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,479	2,735,533
	Nemetschek SE	20,451	1,137,018
	Nexus AG	1,568	55,199
*	Nordex SE	28,602	334,832
	Norma Group SE	21,771	780,592
	OHB SE	2,856	104,758
	OSRAM Licht AG	27,041	1,017,825
	Paragon GmbH & Co. KGaA	760	14,621
	Patrizia AG	13,156	254,151
*	Petro Welt Technologies AG	1,610	6,677
	Pfeiffer Vacuum Technology AG	3,384	471,974
	PNE AG	31,116	98,873
	Progress-Werk Oberkirch AG	638	18,263
	ProSiebenSat.1 Media SE	84,797	1,095,333
	PSI Software AG	1,986	37,581
	Puma SE	6,012	418,835
	Puma SE	2,090	146,337
*	QIAGEN NV	14,153	537,213
	QSC AG	74,594	113,058
	Rational AG	995	677,288
	Rheinmetall AG	26,853	3,047,089
	RHOEN-KLINIKUM AG	6,013	159,397
	RIB Software SE	7,658	164,820
*	Rocket Internet SE	32,936	926,685
	RTL Group SA	14,468	710,381
	RWE AG	96,026	2,594,512
	S&T AG	11,418	266,502
	SAF-Holland SA	20,283	208,998

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Salzgitter AG	16,916	$365,163
	SAP SE, Sponsored ADR	1,405	172,857
	SAP SE	20,529	2,509,383
*	Schaltbau Holding AG	1,428	44,505
	Schloss Wachenheim AG	576	10,369
	Scout24 AG	6,268	346,666
	Secunet Security Networks AG	408	55,156
*	Senvion SA	2,027	703
*	SGL Carbon SE	3,031	20,381
*	Shop Apotheke Europe NV	864	33,874
	Siemens AG	15,495	1,686,372
	Siltronic AG	13,071	1,000,678
	Sixt Leasing SE	6,215	74,279
	Sixt SE	7,260	745,568
*	SMA Solar Technology AG	2,620	62,830
*	SMT Scharf AG	697	9,826
	Softing AG	1,374	11,044
	Software AG	10,498	294,676
	Stabilus SA	7,794	355,196
	STRATEC SE	624	40,691
	Stroeer SE & Co. KGaA	17,865	1,407,297
	Suedzucker AG	34,896	541,925
*	SUESS MicroTec SE	7,962	78,705
	Surteco Group SE	3,208	83,282
	Symrise AG	16,732	1,541,733
	TAG Immobilien AG	46,676	1,098,813
	Takkt AG	13,968	190,722
*	Talanx AG	15,338	643,623
	Technotrans SE	3,675	78,522
*	Tele Columbus AG	8,186	18,160
	Telefonica Deutschland Holding AG	190,256	478,989
	Thyssenkrupp AG	49,494	633,400
	TLG Immobilien AG	22,481	659,855
	Traffic Systems SE	789	15,727
	Uniper SE	45,029	1,387,310
	United Internet AG	58,783	1,743,615
	VERBIO Vereinigte BioEnergie AG	10,179	80,989
	Volkswagen AG	7,531	1,283,994
	Vonovia SE	34,671	1,692,777
	Vossloh AG	2,813	110,258
	Wacker Chemie AG	8,087	597,508
	Wacker Neuson SE	11,867	237,772
	Washtec AG	4,170	220,630
	Wirecard AG	9,460	1,570,459
	Wuestenrot & Wuerttembergische AG	11,734	233,464
	XING SE	851	325,933
*	Zalando SE	5,048	230,929
	Zeal Network SE	5,766	114,315
TOTAL GERMANY			174,172,007
GREECE — (0.0%)
	Aegean Airlines SA	1,506	13,620
*	Alpha Bank AE	1,555	3,018
*	Attica Bank SA	39,068	21,127
	Bank of Greece	714	11,613
*	Ellaktor SA	26,314	63,160
*	FF Group	1,384	3,405
	Hellenic Exchanges - Athens Stock Exchange SA	3,515	19,282
	Hellenic Petroleum SA	5,690	59,331

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Telecommunications Organization SA	19,115	$262,835
	Holding Co. ADMIE IPTO SA	4,356	10,877
*	Intracom Holdings SA	10,408	13,576
*	Intralot SA-Integrated Lottery Systems & Services	13,391	8,522
	JUMBO SA	4,821	94,485
*	Marfin Investment Group Holdings SA	213,223	37,000
	Motor Oil Hellas Corinth Refineries SA	4,178	103,581
	Mytilineos SA	7,593	92,286
*	National Bank of Greece SA	66,273	193,272
	OPAP SA	6,436	72,439
*	Piraeus Bank SA	111,415	380,000
*	Public Power Corp. SA	4,356	13,564
TOTAL GREECE			1,476,993
HONG KONG — (2.1%)
	Aeon Credit Service Asia Co., Ltd.	68,000	58,487
#	Agritrade Resources, Ltd.	1,490,000	213,296
	AIA Group, Ltd.	957,200	9,815,838
	Allied Properties HK, Ltd.	696,000	154,293
	Alltronics Holdings, Ltd.	44,000	2,805
	APAC Resources, Ltd.	66,000	8,436
*	Applied Development Holdings, Ltd.	415,000	17,215
	Asia Financial Holdings, Ltd.	72,000	39,242
	Asia Satellite Telecommunications Holdings, Ltd.	9,500	11,669
	Asia Standard International Group, Ltd.	262,000	51,345
#	Asiasec Properties, Ltd.	63,900	13,426
	ASM Pacific Technology, Ltd.	114,900	1,342,316
*	Auto Italia Holdings	475,000	4,008
	Bank of East Asia, Ltd. (The)	166,890	482,317
	BOC Aviation, Ltd.	83,000	715,076
	BOC Hong Kong Holdings, Ltd.	489,000	1,863,283
	BOCOM International Holdings Co., Ltd.	193,000	31,379
#	BOE Varitronix, Ltd.	237,000	77,120
*	Bonjour Holdings, Ltd.	488,000	9,329
	Bright Smart Securities & Commodities Group, Ltd.	274,000	48,824
*	Brightoil Petroleum Holdings, Ltd.	789,000	113,389
	Build King Holdings, Ltd.	90,000	12,219
*	Burwill Holdings, Ltd.	882,000	10,597
	Cafe de Coral Holdings, Ltd.	212,000	704,941
	Camsing International Holding, Ltd.	24,000	3,556
	Cathay Pacific Airways, Ltd.	190,000	267,967
	Century City International Holdings, Ltd.	320,000	26,642
	CGN Mining Co., Ltd.	475,000	19,900
*	China Best Group Holding, Ltd.	1,240,000	28,522
*	China Display Optoelectronics Technology Holdings, Ltd.	120,000	8,216
*	China Energy Development Holdings, Ltd.	1,658,000	45,780
	China Motor Bus Co., Ltd.	2,400	38,389
#	China New Higher Education Group, Ltd.	152,000	58,627
#	China Star Entertainment, Ltd.	1,090,000	120,402
#*	China Strategic Holdings, Ltd.	4,765,000	34,961
	Chinese Estates Holdings, Ltd.	189,500	171,728
*	Chinlink International Holdings, Ltd.	179,600	21,764
	Chinney Investments, Ltd.	48,000	16,074
	Chow Sang Sang Holdings International, Ltd.	139,000	189,482
	Chow Tai Fook Jewellery Group, Ltd.	216,800	206,723
	Chuang's China Investments, Ltd.	440,000	27,437
	Chuang's Consortium International, Ltd.	392,000	83,789
	CITIC Telecom International Holdings, Ltd.	1,036,000	427,551
	CK Asset Holdings, Ltd.	152,200	1,144,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings, Ltd.	197,700	$1,847,502
	CK Infrastructure Holdings, Ltd.	76,000	589,231
#	CK Life Sciences Intl Holdings, Inc.	1,156,000	57,900
	CLP Holdings, Ltd.	64,500	701,285
	CNQC International Holdings, Ltd.	342,500	61,155
*	Common Splendor International Health Industry Group, Ltd.	126,000	9,313
	Convenience Retail Asia, Ltd.	68,000	35,006
#*	Convoy Global Holdings, Ltd.	1,758,000	7,029
*	Cosmopolitan International Holdings, Ltd.	218,000	40,897
	Cowell e Holdings, Inc.	127,000	21,915
	Crocodile Garments	99,000	8,832
	Cross-Harbour Holdings, Ltd. (The)	28,671	41,365
	CSI Properties, Ltd.	2,770,000	123,329
*	CST Group, Ltd.	6,304,000	20,006
*	CW Group Holdings, Ltd.	193,500	1,070
	Dah Sing Banking Group, Ltd.	194,400	338,041
	Dah Sing Financial Holdings, Ltd.	76,000	340,769
#	Dickson Concepts International, Ltd.	30,500	18,481
	Dynamic Holdings, Ltd.	12,000	12,246
	Eagle Nice International Holdings, Ltd.	128,000	39,727
	EcoGreen International Group, Ltd.	50,000	9,543
*	eForce Holdings, Ltd.	408,000	9,034
	Emperor Capital Group, Ltd.	2,052,000	71,615
	Emperor Entertainment Hotel, Ltd.	220,000	43,984
	Emperor International Holdings, Ltd.	598,000	149,902
	Emperor Watch & Jewellery, Ltd.	1,680,000	41,271
*	ENM Holdings, Ltd.	360,000	34,738
#*	Esprit Holdings, Ltd.	898,200	148,648
	Fairwood Holdings, Ltd.	24,000	79,128
	Far East Consortium International, Ltd.	651,026	308,934
*	Far East Holdings International, Ltd.	117,000	4,625
#*	FIH Mobile, Ltd.	1,512,000	212,146
	First Pacific Co., Ltd.	1,222,000	509,484
*	First Shanghai Investments, Ltd.	392,000	21,791
	Fountain SET Holdings, Ltd.	350,000	52,755
*	Freeman Fintech Corp, Ltd.	532,000	13,929
	Future Bright Holdings, Ltd.	174,000	8,715
*	Future World Financial Holdings, Ltd.	21,796	188
	Galaxy Entertainment Group, Ltd.	266,000	1,810,741
	Genting Hong Kong, Ltd.	188,000	22,948
	Get Nice Holdings, Ltd.	2,974,000	100,414
	Giordano International, Ltd.	818,000	281,072
#	Global Brands Group Holding, Ltd.	237,400	18,736
#*	Gold-Finance Holdings, Ltd.	184,000	1,692
*	Good Resources Holdings, Ltd.	630,000	8,833
*	Goodbaby International Holdings, Ltd.	329,000	67,519
	Great Eagle Holdings, Ltd.	79,214	321,087
#*	Great Harvest Maeta Group Holdings, Ltd.	327,500	66,422
*	G-Resources Group, Ltd.	11,061,000	78,660
	Group Sense International, Ltd.	390,000	14,448
	Guoco Group, Ltd.	2,000	31,509
#	Guotai Junan International Holdings, Ltd.	1,430,000	225,906
#	Haitong International Securities Group, Ltd.	1,205,770	353,221
	Hang Lung Group, Ltd.	207,000	531,703
	Hang Lung Properties, Ltd.	308,000	724,270
	Hang Seng Bank, Ltd.	101,100	2,402,924
	Hanison Construction Holdings, Ltd.	60,757	10,298
*	Hao Tian Development Group, Ltd.	500,500	15,963
	Henderson Land Development Co., Ltd.	192,909	997,754

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HK Electric Investments & HK Electric Investments, Ltd.	206,500	$209,335
	HKBN, Ltd.	247,000	445,918
#	HKR International, Ltd.	388,960	197,513
	HKT Trust & HKT, Ltd.	1,028,000	1,642,163
	Hoifu Energy Group, Ltd.	360,000	40,469
	Hon Kwok Land Investment Co., Ltd.	22,000	10,969
	Hong Kong & China Gas Co., Ltd.	302,167	667,215
	Hong Kong Exchanges & Clearing, Ltd.	91,062	3,067,174
	Hong Kong Ferry Holdings Co., Ltd.	18,000	19,017
#*	Hong Kong Television Network, Ltd.	114,000	65,720
	Hongkong & Shanghai Hotels, Ltd. (The)	199,000	259,356
#	Honma Golf, Ltd.	53,500	47,627
*	Hsin Chong Group Holdings, Ltd.	620,000	20,790
*	Huan Yue Interactive Holdings, Ltd.	288,000	21,325
	Hung Hing Printing Group, Ltd.	224,000	32,500
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	502,000	108,677
	Hysan Development Co., Ltd.	93,000	443,055
*	I-CABLE Communications, Ltd.	800,100	9,775
	IGG, Inc.	257,000	244,174
*	Imagi International Holdings, Ltd.	90,300	22,911
	International Housewares Retail Co., Ltd.	113,000	30,956
	IPE Group, Ltd.	205,000	20,779
#*	IRC, Ltd.	1,038,000	22,479
	IT, Ltd.	364,000	132,915
#	ITC Properties Group, Ltd.	189,927	38,340
#	Jacobson Pharma Corp., Ltd.	54,000	10,234
	Johnson Electric Holdings, Ltd.	182,500	328,014
	Karrie International Holdings, Ltd.	338,000	49,131
	Kerry Logistics Network, Ltd.	219,000	375,488
	Kerry Properties, Ltd.	196,000	735,981
	Kingmaker Footwear Holdings, Ltd.	158,000	25,049
	Kingston Financial Group, Ltd.	962,000	178,390
	Kowloon Development Co., Ltd.	182,000	228,688
	Kwoon Chung Bus Holdings, Ltd.	22,000	11,926
	Lai Sun Development Co., Ltd.	97,880	138,038
*	Landing International Development, Ltd.	657,000	92,453
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	186,000	67,093
#*	Leyou Technologies Holdings, Ltd.	900,000	256,587
	Li & Fung, Ltd.	2,582,000	359,870
	Lifestyle International Holdings, Ltd.	220,500	301,298
	Lippo China Resources, Ltd.	810,000	18,119
	Lippo, Ltd.	58,000	21,812
#*	Lisi Group Holdings, Ltd.	220,000	22,489
	Liu Chong Hing Investment, Ltd.	96,000	145,572
	L'Occitane International SA	214,750	446,056
	Luk Fook Holdings International, Ltd.	155,000	467,563
	Lung Kee Bermuda Holdings	74,000	25,056
*	Macau Legend Development, Ltd.	657,000	93,783
#	Man Wah Holdings, Ltd.	976,400	470,733
#	Mason Group Holdings, Ltd.	9,010,798	136,525
	Master Glory Group, Ltd.	197,847	6,571
#	Melco International Development, Ltd.	443,000	1,077,903
	Melco Resorts & Entertainment, Ltd., ADR	3,081	69,230
	MGM China Holdings, Ltd.	151,600	247,733
#	Microport Scientific Corp.	127,000	106,473
	Midland Holdings, Ltd.	154,854	26,355
	Ming Fai International Holdings, Ltd.	139,000	17,215
	Miramar Hotel & Investment	64,000	134,756

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group, Ltd.	73,000	$11,783
*	Mongolian Mining Corp.	1,909,000	24,060
	MTR Corp., Ltd.	54,833	359,840
	NagaCorp., Ltd.	774,000	1,163,425
	Nameson Holdings, Ltd.	354,000	21,863
*	NEW Concepts Holdings, Ltd.	32,000	5,954
*	New Times Energy Corp., Ltd.	572,000	5,437
	New World Development Co., Ltd.	1,595,808	2,246,881
*	NewOcean Energy Holdings, Ltd.	370,000	78,237
#	NOVA Group Holdings, Ltd.	110,000	24,545
	NWS Holdings, Ltd.	314,116	583,221
	OP Financial, Ltd.	148,000	37,004
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	180,000	5,154
	Oriental Watch Holdings	210,000	61,999
#	Oshidori International Holdings, Ltd.	1,594,198	196,503
	Pacific Basin Shipping, Ltd.	2,167,000	444,876
	Pacific Textiles Holdings, Ltd.	553,000	436,178
	Paliburg Holdings, Ltd.	128,000	49,062
#	Paradise Entertainment, Ltd.	132,000	20,218
	PC Partner Group, Ltd.	122,000	28,818
	PCCW, Ltd.	2,161,000	1,232,426
	Perfect Shape Medical, Ltd.	124,000	58,946
	Pico Far East Holdings, Ltd.	324,000	100,092
	Playmates Holdings, Ltd.	260,000	39,085
*	Playmates Toys, Ltd.	300,000	28,227
	Polytec Asset Holdings, Ltd.	154,300	19,855
	Power Assets Holdings, Ltd.	105,500	754,037
#	Prada SpA	115,600	354,863
*	PT International Development Co., Ltd.	454,000	26,346
	Public Financial Holdings, Ltd.	142,000	59,031
*	PYI Corp., Ltd.	446,000	6,021
*	Realord Group Holdings, Ltd.	82,000	46,503
	Regal Hotels International Holdings, Ltd.	126,000	76,401
*	Regent Pacific Group, Ltd.	750,000	21,547
#	Regina Miracle International Holdings, Ltd.	81,000	60,807
#	Sa Sa International Holdings, Ltd.	607,487	170,199
	Safety Godown Co., Ltd.	8,000	15,383
	Samsonite International SA	548,700	1,074,404
	Sands China, Ltd.	145,600	698,860
	SAS Dragon Holdings, Ltd.	88,000	26,044
#	SEA Holdings, Ltd.	60,582	71,383
	Shangri-La Asia, Ltd.	518,000	630,235
	Shenwan Hongyuan HK, Ltd.	120,000	21,301
	Shun Tak Holdings, Ltd.	720,000	265,842
*	Silver Base Group Holdings, Ltd.	195,000	7,341
*	Sincere Watch Hong Kong, Ltd.	430,000	8,980
	Singamas Container Holdings, Ltd.	732,000	96,762
	Sino Land Co., Ltd.	485,204	785,728
	SITC International Holdings Co., Ltd.	592,000	652,527
	Sitoy Group Holdings, Ltd.	176,000	27,420
	SJM Holdings, Ltd.	607,000	658,946
	SmarTone Telecommunications Holdings, Ltd.	238,500	219,181
*	SOCAM Development, Ltd.	26,610	7,007
*	Solartech International Holdings, Ltd.	880,000	8,168
	Soundwill Holdings, Ltd.	31,500	43,647
*	South Shore Holdings, Ltd.	124,300	3,414
	Stella International Holdings, Ltd.	163,000	262,796
#*	Summit Ascent Holdings, Ltd.	256,000	41,009
	Sun Hung Kai & Co., Ltd.	262,000	120,238

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai Properties, Ltd.	96,000	$1,547,073
#	SUNeVision Holdings, Ltd.	80,000	59,021
	Swire Pacific, Ltd., Class A	96,000	1,094,215
	Swire Pacific, Ltd., Class B	167,500	298,261
	Swire Properties, Ltd.	67,800	244,819
	TAI Cheung Holdings, Ltd.	98,000	94,982
*	Talent Property Group, Ltd.	1,200,000	6,423
	Tao Heung Holdings, Ltd.	168,000	31,126
	Techtronic Industries Co., Ltd.	286,500	2,130,599
	Television Broadcasts, Ltd.	92,900	149,255
	Texwinca Holdings, Ltd.	340,000	100,543
	TK Group Holdings, Ltd.	96,000	41,920
#*	TOM Group, Ltd.	54,000	11,272
#	Town Health International Medical Group, Ltd.	274,000	18,113
	Tradelink Electronic Commerce, Ltd.	290,000	46,189
	Transport International Holdings, Ltd.	101,011	290,148
*	Trinity, Ltd.	666,000	24,955
	Tsui Wah Holdings, Ltd.	264,000	20,168
	Union Medical Healthcare, Ltd.	32,000	28,042
#	United Laboratories International Holdings, Ltd. (The)	338,000	185,124
*	Value Convergence Holdings, Ltd.	148,000	12,218
	Value Partners Group, Ltd.	196,046	116,872
	Vantage International Holdings, Ltd.	70,000	6,149
	Vedan International Holdings, Ltd.	124,000	12,271
	Victory City International Holdings, Ltd.	271,298	16,937
	Vitasoy International Holdings, Ltd.	218,000	1,026,261
#	VPower Group International Holdings, Ltd.	87,000	28,866
#	VSTECS Holdings, Ltd.	350,000	191,422
	VTech Holdings, Ltd.	58,600	513,941
	Wai Kee Holdings, Ltd.	62,000	40,942
	Wang On Group, Ltd.	4,680,000	62,000
	WH Group, Ltd.	2,349,000	2,286,446
	Wharf Holdings, Ltd. (The)	229,000	556,809
	Wharf Real Estate Investment Co., Ltd.	91,000	574,056
	Wheelock & Co., Ltd.	124,000	780,310
	Win Hanverky Holdings, Ltd.	114,000	13,239
	Winfull Group Holdings, Ltd.	984,000	11,961
	Wing Tai Properties, Ltd.	16,000	10,806
*	Wonderful Sky Financial Group Holdings, Ltd.	94,000	12,886
#	Wynn Macau, Ltd.	127,600	286,313
	Xinyi Glass Holdings, Ltd.	936,000	943,522
	YT Realty Group, Ltd.	62,245	18,294
	Yue Yuen Industrial Holdings, Ltd.	340,000	952,657
TOTAL HONG KONG			76,881,243
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	253,067
	MOL Hungarian Oil & Gas P.L.C.	153,397	1,556,779
	OTP Bank P.L.C.	19,097	795,313
	Richter Gedeon Nyrt	31,163	547,537
TOTAL HUNGARY			3,152,696
INDIA — (2.7%)
*	3M India, Ltd.	343	104,926
	Aarti Drugs, Ltd.	3,902	26,011
	Aarti Industries, Ltd.	10,133	245,779
	ABB India, Ltd.	1,147	22,784
	Abbott India, Ltd.	863	104,552

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ACC, Ltd.	11,892	$268,815
	Adani Enterprises, Ltd.	87,517	162,346
	Adani Gas, Ltd.	87,517	189,362
*	Adani Green Energy, Ltd.	66,600	44,884
	Adani Ports & Special Economic Zone, Ltd.	115,584	631,953
*	Adani Power, Ltd.	468,478	411,090
*	Adani Transmissions, Ltd.	95,432	285,571
*	Aditya Birla Capital, Ltd.	89,027	105,973
*	Aditya Birla Fashion and Retail, Ltd.	49,641	135,526
	Advanced Enzyme Technologies, Ltd.	14,719	31,670
	Aegis Logistics, Ltd.	25,160	68,164
	Agro Tech Foods, Ltd.	1,165	8,674
	Ahluwalia Contracts India, Ltd.	1,883	8,027
*	AIA Engineering, Ltd.	6,681	165,885
	Ajanta Pharma, Ltd.	12,094	155,329
	Akzo Nobel India, Ltd.	2,300	58,235
	Alembic Pharmaceuticals, Ltd.	25,708	194,454
	Alembic, Ltd.	28,091	17,450
	Alkyl Amines Chemicals	1,008	10,380
*	Allahabad Bank	161,704	86,004
	Allcargo Logistics, Ltd.	23,113	32,489
	Amara Raja Batteries, Ltd.	20,590	203,235
	Ambuja Cements, Ltd.	124,219	361,299
*	Amtek Auto, Ltd.	25,857	1,034
	Anant Raj, Ltd.	44,042	17,503
*	Andhra Bank	160,104	43,397
	Andhra Sugars, Ltd. (The)	1,273	4,937
*	Anveshan Heavy Engineering, Ltd.	2,154	14,374
	Apar Industries, Ltd.	5,035	36,254
	APL Apollo Tubes, Ltd.	3,758	76,485
	Apollo Hospitals Enterprise, Ltd.	10,349	202,938
	Apollo Tyres, Ltd.	108,955	248,697
	Arti Surfactants, Ltd.	1,013	3,130
*	Arvind Fashions, Ltd.	11,632	100,714
	Arvind, Ltd.	58,162	46,215
	Asahi India Glass, Ltd.	16,342	46,419
	Ashiana Housing, Ltd.	13,215	20,636
	Ashok Leyland, Ltd.	338,363	341,144
*	Ashoka Buildcon, Ltd.	26,970	47,166
	Asian Paints, Ltd.	22,199	489,302
	Astra Microwave Products, Ltd.	5,679	6,530
	Astral Polytechnik, Ltd.	6,708	120,576
	Atul, Ltd.	3,062	161,518
	Aurobindo Pharma, Ltd.	108,529	894,555
	Automotive Axles, Ltd.	3,296	38,541
	Avanti Feeds, Ltd.	16,178	72,213
*	Avenue Supermarts, Ltd.	4,027	86,580
	Axis Bank, Ltd.	90,873	887,793
	Bajaj Auto, Ltd.	7,256	263,436
*	Bajaj Corp., Ltd.	18,382	69,252
	Bajaj Electricals, Ltd.	14,112	74,472
	Bajaj Finance, Ltd.	11,609	545,987
	Bajaj Finserv, Ltd.	5,764	592,108
*	Bajaj Hindusthan Sugar, Ltd.	134,537	11,682
	Bajaj Holdings & Investment, Ltd.	8,383	413,118
	Balaji Amines, Ltd.	4,219	14,346
	Balaji Telefilms, Ltd.	11,121	8,792
	Balkrishna Industries, Ltd.	22,762	232,301
	Balmer Lawrie & Co., Ltd.	18,929	47,363

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balrampur Chini Mills, Ltd.	76,326	$156,813
	Banco Products India, Ltd.	9,409	13,507
*	Bank of Baroda	152,650	235,303
*	Bank of Maharashtra	227,593	42,287
	BASF India, Ltd.	948	14,014
	Bata India, Ltd.	8,574	162,519
	Bayer CropScience, Ltd.	518	22,930
	BEML, Ltd.	4,494	54,821
	Berger Paints India, Ltd.	33,662	160,855
*	BF Utilities, Ltd.	2,948	7,568
	Bhansali Engineering Polymers, Ltd.	13,207	10,596
	Bharat Electronics, Ltd.	231,421	343,999
	Bharat Forge, Ltd.	70,310	431,752
	Bharat Heavy Electricals, Ltd.	215,025	183,098
	Bharat Petroleum Corp., Ltd.	50,771	253,401
	Bharti Airtel, Ltd.	432,047	2,103,047
	Bharti Infratel, Ltd.	40,175	142,213
	Biocon, Ltd.	57,406	188,374
	Birla Corp., Ltd.	7,752	65,334
	Bliss Gvs Pharma, Ltd.	16,236	34,267
	BLS International Services, Ltd.	5,382	6,394
	Blue Dart Express, Ltd.	1,564	54,306
	Blue Star, Ltd.	6,502	64,917
	Bodal Chemicals, Ltd.	20,599	23,451
	Bombay Dyeing & Manufacturing Co., Ltd.	12,073	12,402
	Borosil Glass Works, Ltd.	3,116	6,002
	Bosch, Ltd.	340	70,320
	Brigade Enterprises, Ltd.	15,445	58,441
	Britannia Industries, Ltd.	7,461	283,426
	BSE, Ltd.	5,749	42,418
	Cadila Healthcare, Ltd.	51,838	171,716
	Can Fin Homes, Ltd.	23,250	130,343
*	Canara Bank	74,717	253,832
	Capacit'e Infraprojects, Ltd.	5,328	18,120
	Caplin Point Laboratories, Ltd.	5,976	37,052
	Carborundum Universal, Ltd.	21,129	100,516
	Care Ratings, Ltd.	9,089	99,888
	Castrol India, Ltd.	92,306	162,453
	CCL Products India, Ltd.	36,778	130,852
	Ceat, Ltd.	8,354	98,572
	Central Depository Services India, Ltd.	4,556	12,733
	Century Plyboards India, Ltd.	21,503	39,404
	Century Textiles & Industries, Ltd.	18,623	240,214
	Cera Sanitaryware, Ltd.	2,805	104,939
	CESC, Ltd.	15,790	169,790
*	CG Power and Industrial Solutions, Ltd.	125,534	32,900
	Chambal Fertilizers & Chemicals, Ltd.	67,533	146,632
	Chennai Petroleum Corp., Ltd.	13,408	38,211
	Chennai Super Kings Cricket, Ltd.	52,326	321
	Cholamandalam Investment and Finance Co., Ltd.	79,825	298,554
	Cipla, Ltd.	59,623	447,518
	City Union Bank, Ltd.	73,408	206,798
*	Claro India, Ltd.	2,251	2,351
	Coal India, Ltd.	44,771	132,321
	Cochin Shipyard, Ltd.	9,890	51,376
*	Coffee Day Enterprises, Ltd.	10,998	19,537
	Colgate-Palmolive India, Ltd.	14,777	254,881
	Container Corp. Of India, Ltd.	30,916	229,900
	Coromandel International, Ltd.	43,719	234,536

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Corp. Bank	128,005	$42,188
*	Cox & Kings Financial Service, Ltd.	13,395	390
	Cox & Kings, Ltd.	40,185	6,713
	CRISIL, Ltd.	4,498	84,973
	Crompton Greaves Consumer Electricals, Ltd.	118,788	395,612
	Cummins India, Ltd.	2,779	28,683
	Cyient, Ltd.	9,656	63,570
	Dabur India, Ltd.	37,132	229,530
	DB Corp., Ltd.	17,522	40,911
	DCB Bank, Ltd.	74,453	209,864
	DCM Shriram, Ltd.	17,923	103,959
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	16,046
	Deepak Nitrite, Ltd.	7,234	29,161
	Delta Corp., Ltd.	11,335	25,125
	Dewan Housing Finance Corp., Ltd.	62,000	44,053
	Dhampur Sugar Mills, Ltd.	11,915	27,691
	Dhanuka Agritech, Ltd.	5,798	30,597
*	Digicontent, Ltd.	5,905	713
	Dilip Buildcon, Ltd.	15,884	95,297
	Dish TV India, Ltd.	100,541	39,412
*	Dishman Carbogen Amcis, Ltd.	24,138	72,552
	Divi's Laboratories, Ltd.	18,399	435,596
	DLF, Ltd.	115,726	296,596
	Dr Lal PathLabs, Ltd.	4,848	76,386
	Dr Reddy's Laboratories, Ltd., ADR	2,000	73,620
	Dr Reddy's Laboratories, Ltd.	11,918	442,516
	Dredging Corp. of India, Ltd.	1,813	8,575
	eClerx Services, Ltd.	10,525	91,038
	Edelweiss Financial Services, Ltd.	101,949	216,580
	Eicher Motors, Ltd.	1,653	388,195
	EID Parry India, Ltd.	27,575	57,653
	EIH, Ltd.	27,446	66,087
	Electrosteel Castings, Ltd.	26,513	4,864
	Elgi Equipments, Ltd.	6,868	25,339
	Emami, Ltd.	16,444	75,897
	Endurance Technologies, Ltd.	4,761	63,785
	Engineers India, Ltd.	42,236	60,972
*	Eris Lifesciences, Ltd.	2,384	13,975
	Escorts, Ltd.	16,239	110,261
	Essel Propack, Ltd.	52,960	102,321
*	Eveready Industries India, Ltd.	13,896	14,938
	Excel Industries, Ltd.	767	9,104
	Exide Industries, Ltd.	77,373	204,993
*	FDC, Ltd.	13,382	30,014
	Federal Bank, Ltd.	382,343	510,999
*	Federal-Mogul Goetze India, Ltd.	1,619	12,273
	Finolex Cables, Ltd.	15,414	83,716
	Finolex Industries, Ltd.	12,996	99,951
	Firstsource Solutions, Ltd.	78,315	55,741
*	Fortis Healthcare, Ltd.	78,378	136,972
*	Future Enterprises, Ltd.	73,595	25,573
	Future Lifestyle Fashions, Ltd.	6,919	45,124
*	Future Retail, Ltd.	28,880	173,481
	Gabriel India, Ltd.	18,231	23,790
	GAIL India, Ltd.	256,847	479,513
	Garware Technical Fibres, Ltd.	4,218	68,443
	Gateway Distriparks, Ltd.	21,066	33,006
	Gati, Ltd.	10,050	7,890
*	Gayatri Projects, Ltd.	19,360	39,836

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GE T&D India, Ltd.	6,133	$13,705
	General Insurance Corp. of India	3,460	9,642
	Geojit Financial Services, Ltd.	5,587	2,010
*	GFL, Ltd.	10,933	144,022
	GHCL, Ltd.	18,451	55,484
	GIC Housing Finance, Ltd.	10,571	37,539
	Gillette India, Ltd.	1,346	139,795
	GlaxoSmithKline Consumer Healthcare, Ltd.	971	103,734
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,532	26,786
	Glenmark Pharmaceuticals, Ltd.	58,036	358,074
*	GMR Infrastructure, Ltd.	456,322	99,347
	Godfrey Phillips India, Ltd.	4,513	45,489
	Godrej Agrovet, Ltd.	3,418	21,614
	Godrej Consumer Products, Ltd.	24,672	214,722
	Godrej Industries, Ltd.	6,489	44,397
	Granules India, Ltd.	57,964	76,324
	Graphite India, Ltd.	5,384	23,914
	Grasim Industries, Ltd.	43,966	498,926
	Great Eastern Shipping Co., Ltd. (The)	18,193	62,182
	Greaves Cotton, Ltd.	39,512	76,528
	Greenpanel Industries, Ltd.	11,914	1,983
	Greenply Industries, Ltd.	11,914	21,189
	Grindwell Norton, Ltd.	4,365	34,499
	GRUH Finance, Ltd.	32,402	114,916
	Gujarat Alkalies & Chemicals, Ltd.	9,787	59,026
	Gujarat Ambuja Exports, Ltd.	18,206	35,123
	Gujarat Gas, Ltd.	49,860	124,170
	Gujarat Industries Power Co., Ltd.	5,497	5,556
	Gujarat Mineral Development Corp., Ltd.	30,521	31,571
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	59,356
	Gujarat Pipavav Port, Ltd.	89,581	101,477
	Gujarat State Petronet, Ltd.	79,360	245,344
	Gulf Oil Lubricants India, Ltd.	3,107	34,701
*	GVK Power & Infrastructure, Ltd.	219,054	15,221
	Hatsun Agro Products, Ltd.	4,501	44,999
	Hatsun Agro Products, Ltd.	281	2,214
	Havells India, Ltd.	30,243	282,603
	HBL Power Systems, Ltd.	44,277	12,565
	HCL Technologies, Ltd.	83,593	1,252,907
	HDFC Life Insurance Co., Ltd.	3,701	26,479
*	HealthCare Global Enterprises, Ltd.	2,300	3,880
	HEG, Ltd.	1,530	21,943
	HeidelbergCement India, Ltd.	34,643	96,692
	Heritage Foods, Ltd.	5,140	26,402
	Hero MotoCorp, Ltd.	12,315	418,228
	Hester Biosciences, Ltd.	789	17,709
	Hexaware Technologies, Ltd.	48,535	254,380
	Hikal, Ltd.	22,547	48,355
	HIL, Ltd.	1,370	23,029
	Himachal Futuristic Communications, Ltd.	235,479	66,771
	Himadri Speciality Chemical, Ltd.	41,325	48,322
	Himatsingka Seide, Ltd.	16,762	32,424
	Hindalco Industries, Ltd.	193,234	532,348
	Hinduja Global Solutions, Ltd.	3,563	30,594
*	Hindustan Oil Exploration Co., Ltd.	6,123	10,182
	Hindustan Petroleum Corp., Ltd.	94,388	361,531
	Hindustan Unilever, Ltd.	31,378	784,028
	Honda SIEL Power Products, Ltd.	538	6,817
	Honeywell Automation India, Ltd.	80	26,679

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Housing Development & Infrastructure, Ltd.	104,690	$18,087
	Housing Development Finance Corp., Ltd.	51,095	1,571,874
	HSIL, Ltd.	8,539	27,193
	HT Media, Ltd.	23,621	8,231
	Huhtamaki PPL, Ltd.	7,123	23,046
	I G Petrochemicals, Ltd.	4,172	11,664
	ICICI Bank, Ltd., Sponsored ADR	13,868	169,328
	ICICI Bank, Ltd.	138,835	856,806
	ICICI Lombard General Insurance Co., Ltd.	3,540	62,099
	ICICI Prudential Life Insurance Co., Ltd.	17,268	100,448
*	IDFC First Bank, Ltd.	500,522	303,893
*	IDFC, Ltd.	342,863	178,562
*	IFB Industries, Ltd.	923	8,100
*	IFCI, Ltd.	305,817	32,112
	IIFL Finance, Ltd.	28,342	48,318
*	IIFL Securities, Ltd.	28,342	84,822
*	IIFL Wealth Management, Ltd.	4,049	5,600
	India Cements, Ltd. (The)	81,194	103,182
	India Glycols, Ltd.	4,576	13,868
	Indiabulls Housing Finance, Ltd.	126,786	983,038
*	Indiabulls Integrated Services, Ltd.	866	1,375
*	Indiabulls Real Estate, Ltd.	83,611	105,743
	Indiabulls Ventures, Ltd.	18,747	64,790
	Indiabulls Ventures, Ltd.	1,855	3,111
*	Indian Bank	45,119	122,466
	Indian Hotels Co., Ltd. (The)	86,100	177,870
	Indian Hume Pipe Co., Ltd.	6,838	28,016
	Indian Oil Corp., Ltd.	80,998	162,735
*	Indian Overseas Bank	233,337	37,921
	Indo Count Industries, Ltd.	29,913	14,781
	Indoco Remedies, Ltd.	3,978	9,639
	Indraprastha Gas, Ltd.	42,275	186,143
	IndusInd Bank, Ltd.	16,030	326,691
	INEOS Styrolution India, Ltd.	753	4,309
	Infibeam Avenues, Ltd.	84,699	51,022
	Info Edge India, Ltd.	1,190	38,800
#	Infosys, Ltd., Sponsored ADR	57,600	652,032
	Infosys, Ltd.	347,300	3,970,463
	Ingersoll-Rand India, Ltd.	4,123	35,378
*	Inox Leisure, Ltd.	26,126	111,744
*	Inox Wind, Ltd.	14,165	11,288
	Insecticides India, Ltd.	2,329	22,740
*	Intellect Design Arena, Ltd.	4,799	15,593
	InterGlobe Aviation, Ltd.	10,073	228,103
*	International Paper APPM, Ltd.	5,866	36,791
	Ipca Laboratories, Ltd.	10,606	146,705
	IRB Infrastructure Developers, Ltd.	46,610	63,061
	ITC, Ltd.	208,480	818,042
	ITD Cementation India, Ltd.	22,260	25,123
	J Kumar Infraprojects, Ltd.	11,676	21,237
	Jagran Prakashan, Ltd.	42,069	51,033
	Jai Corp., Ltd.	15,986	17,441
	Jain Irrigation Systems, Ltd.	128,745	38,156
*	Jaiprakash Associates, Ltd.	488,899	15,517
*	Jaiprakash Power Ventures, Ltd.	239,763	6,243
*	Jammu & Kashmir Bank, Ltd. (The)	91,753	47,467
	Jamna Auto Industries, Ltd.	36,938	21,987
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	46,117
	JBM Auto, Ltd.	2,561	6,126

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jindal Poly Films, Ltd.	4,651	$15,734
	Jindal Saw, Ltd.	54,296	53,014
*	Jindal Stainless Hisar, Ltd.	17,122	16,631
*	Jindal Stainless, Ltd.	65,731	28,108
*	Jindal Steel & Power, Ltd.	169,793	329,686
	JK Cement, Ltd.	10,634	148,337
	JK Lakshmi Cement, Ltd.	6,414	30,930
	JK Paper, Ltd.	39,899	63,710
	JK Tyre & Industries, Ltd.	33,904	35,076
	JM Financial, Ltd.	118,794	113,624
	JMC Projects India, Ltd.	13,324	22,784
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	40,756
*	JSW Energy, Ltd.	162,361	160,006
	JSW Steel, Ltd.	321,170	1,100,998
	JTEKT India, Ltd.	36,684	37,596
	Jubilant Foodworks, Ltd.	20,141	349,560
	Jubilant Life Sciences, Ltd.	47,407	299,805
*	Just Dial, Ltd.	9,334	93,759
	Jyothy Labs Ltd.	16,716	37,072
	Kajaria Ceramics, Ltd.	36,382	249,121
	Kalpataru Power Transmission, Ltd.	20,554	143,370
	Kalyani Steels, Ltd.	8,932	22,121
	Kansai Nerolac Paints, Ltd.	17,289	106,500
	Karnataka Bank, Ltd. (The)	71,896	87,402
	Karur Vysya Bank, Ltd. (The)	150,693	137,482
	Kaveri Seed Co., Ltd.	11,272	72,840
	KCP, Ltd. (The)	22,107	23,416
	KEC International, Ltd.	37,781	168,238
	KEI Industries, Ltd.	27,752	176,859
*	Kesoram Industries, Ltd.	20,163	17,622
*	Kiri Industries, Ltd.	2,959	20,799
	Kirloskar Brothers, Ltd.	8,823	22,948
	Kirloskar Oil Engines, Ltd.	3,070	7,568
	KNR Constructions, Ltd.	14,657	56,990
	Kolte-Patil Developers, Ltd.	10,366	31,854
	Kotak Mahindra Bank, Ltd.	15,898	349,398
*	KPIT Engineering, Ltd.	58,305	68,974
*	KPIT Technologies, Ltd.	58,305	63,402
	KPR Mill, Ltd.	11,361	94,584
	KRBL, Ltd.	25,487	81,878
	KSB, Ltd.	1,131	10,161
	L&T Finance Holdings, Ltd.	228,693	326,963
	Lakshmi Machine Works, Ltd.	539	31,416
*	Lakshmi Vilas Bank, Ltd. (The)	43,396	30,248
	Larsen & Toubro Infotech, Ltd.	6,824	149,667
	Larsen & Toubro, Ltd.	28,939	581,968
	Laurus Labs, Ltd.	6,236	30,473
	LG Balakrishnan & Bros, Ltd.	1,990	6,508
	LIC Housing Finance, Ltd.	153,416	1,148,216
	Linde India, Ltd.	3,102	22,292
	LT Foods, Ltd.	41,256	11,266
	Lumax Industries, Ltd.	1,052	15,235
	Lupin, Ltd.	64,215	714,120
	LUX Industries, Ltd.	1,387	21,912
	Magma Fincorp, Ltd.	56,799	67,258
	Mahanagar Gas, Ltd.	7,333	85,984
	Maharashtra Scooters, Ltd.	1,245	72,758
	Maharashtra Seamless, Ltd.	9,479	57,085
	Mahindra & Mahindra Financial Services, Ltd.	108,147	475,508

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra, Ltd.	96,603	$767,455
*	Mahindra CIE Automotive, Ltd.	28,238	73,627
	Mahindra Holidays & Resorts India, Ltd.	23,216	77,310
	Mahindra Lifespace Developers, Ltd.	8,801	47,972
	Majesco, Ltd.	3,087	21,016
	Man Infraconstruction, Ltd.	22,902	7,906
	Manappuram Finance, Ltd.	268,325	443,046
	Mangalam Cement, Ltd.	1,575	5,188
	Mangalore Refinery & Petrochemicals, Ltd.	40,362	35,556
	Marico, Ltd.	102,266	544,245
	Marksans Pharma, Ltd.	74,161	17,371
	Maruti Suzuki India, Ltd.	6,728	533,030
	MAS Financial Services, Ltd.	2,386	20,361
	Mastek, Ltd.	4,519	24,491
*	Max Financial Services, Ltd.	56,547	341,096
*	Max India, Ltd.	39,284	34,122
	Mayur Uniquoters, Ltd.	8,640	31,131
	McLeod Russel India, Ltd.	21,709	3,253
	Meghmani Organics, Ltd.	33,015	23,785
	Minda Corp., Ltd.	38,547	46,973
	Minda Industries, Ltd.	27,183	114,289
	Mindtree, Ltd.	10,231	105,555
	MM Forgings, Ltd.	2,351	11,640
	MOIL, Ltd.	27,997	54,961
*	Morepen Laboratories, Ltd.	25,505	5,962
	Motherson Sumi Systems, Ltd.	128,124	197,609
	Motilal Oswal Financial Services, Ltd.	14,330	108,224
	Mphasis, Ltd.	20,468	277,093
	MPS, Ltd.	1,144	8,002
	MRF, Ltd.	460	356,519
	Multi Commodity Exchange of India, Ltd.	3,463	40,887
	Munjal Showa, Ltd.	2,421	4,442
*	Muthoot Capital Services, Ltd.	2,022	15,127
	Muthoot Finance, Ltd.	66,141	583,844
*	Narayana Hrudayalaya, Ltd.	9,217	29,737
	Natco Pharma, Ltd.	32,406	241,915
	National Aluminium Co., Ltd.	197,272	129,881
	National Fertilizers, Ltd.	19,848	9,597
	Nava Bharat Ventures, Ltd.	26,532	34,276
	Navin Fluorine International, Ltd.	2,409	21,753
	Navneet Education, Ltd.	39,220	58,601
	NBCC India, Ltd.	25,870	15,886
	NCC, Ltd.	169,770	180,307
	NESCO, Ltd.	8,606	68,927
	Nestle India, Ltd.	2,994	505,399
	Neuland Laboratories, Ltd.	1,890	13,577
	NHPC, Ltd.	332,705	106,698
	NIIT Technologies, Ltd.	15,972	278,615
	NIIT, Ltd.	25,692	33,704
	Nilkamal, Ltd.	2,650	36,101
	NLC India, Ltd.	53,066	44,726
	NOCIL, Ltd.	34,157	43,713
	NRB Bearings, Ltd.	20,512	30,356
	NTPC, Ltd.	67,370	123,571
*	Oberoi Realty, Ltd.	30,091	238,877
*	Odisha Cement, Ltd.	21,739	293,014
	Oil & Natural Gas Corp., Ltd.	37,370	74,947
	Oil India, Ltd.	34,219	78,869
	Omaxe, Ltd.	19,919	57,603

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oracle Financial Services Software, Ltd.	3,772	$185,677
	Orient Cement, Ltd.	16,366	22,773
	Orient Electric, Ltd.	9,394	20,925
	Orient Paper & Industries, Ltd.	9,394	3,191
	Orient Refractories, Ltd.	10,208	26,466
*	Oriental Bank of Commerce	221,328	217,074
	Oriental Carbon & Chemicals, Ltd.	634	9,484
	Page Industries, Ltd.	395	103,685
	Paisalo Digital, Ltd.	5,849	34,904
	Panama Petrochem, Ltd.	5,167	5,454
	Parag Milk Foods, Ltd.	11,590	38,766
	PC Jeweller, Ltd.	54,077	26,914
	Persistent Systems, Ltd.	15,858	120,493
	Petronet LNG, Ltd.	293,933	1,004,666
	Pfizer, Ltd.	2,126	92,275
	Phillips Carbon Black, Ltd.	19,082	33,038
	Phoenix Mills, Ltd.(The)	13,613	126,555
	PI Industries, Ltd.	28,058	447,478
	Pidilite Industries, Ltd.	13,377	240,396
	Piramal Enterprises, Ltd.	22,671	595,533
	PNB Housing Finance, Ltd.	2,287	23,458
	PNC Infratech, Ltd.	15,371	40,653
	Poly Medicure, Ltd.	3,192	8,038
	Polyplex Corp., Ltd.	5,156	34,139
*	Power Finance Corp., Ltd.	211,592	334,519
	Power Grid Corp. of India, Ltd.	71,776	220,667
	Power Mech Projects, Ltd.	2,409	33,064
	Praj Industries, Ltd.	23,067	35,345
*	Prakash Industries, Ltd.	18,009	12,637
	Prestige Estates Projects, Ltd.	51,311	188,758
*	Prime Focus, Ltd.	22,316	13,851
*	Procter & Gamble Health, Ltd.	1,041	71,715
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	269,166
	PSP Projects, Ltd.	3,112	22,242
	PTC India Financial Services, Ltd.	58,589	11,415
	PTC India, Ltd.	80,783	65,438
*	Punjab National Bank	184,709	184,898
	Puravankara, Ltd.	9,361	8,379
	PVR, Ltd.	10,932	239,944
*	Quess Corp., Ltd.	12,783	80,441
	Quick Heal Technologies, Ltd.	2,580	4,552
	Radico Khaitan, Ltd.	16,295	70,226
	Rain Industries Ltd.	41,827	53,967
	Rajesh Exports, Ltd.	32,054	320,017
	Rallis India, Ltd.	20,715	47,820
	Ramco Cements, Ltd. (The)	24,308	257,066
	Ramco Industries, Ltd.	13,704	33,012
	Ramkrishna Forgings, Ltd.	4,671	31,052
	Rane Holdings, Ltd.	1,941	25,887
	Rashtriya Chemicals & Fertilizers, Ltd.	56,433	40,620
	Ratnamani Metals & Tubes, Ltd.	3,384	46,203
	Raymond, Ltd.	11,792	112,007
	RBL Bank, Ltd.	45,353	263,938
	REC, Ltd.	476,121	966,819
	Redington India, Ltd.	97,242	152,531
	Relaxo Footwears, Ltd.	5,580	33,615
	Reliance Capital, Ltd.	23,555	17,648
*	Reliance Communications, Ltd.	359,602	7,531
	Reliance Home Finance, Ltd.	39,642	5,738

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Reliance Industries, Ltd.	296,998	$5,002,190
	Reliance Infrastructure, Ltd.	30,433	21,223
*	Reliance Power, Ltd.	208,281	11,147
	Repco Home Finance, Ltd.	16,370	77,317
	Rico Auto Industries, Ltd.	12,935	8,511
*	RP-SG Business Process Services, Ltd.	3,158	18,324
	Sadbhav Engineering, Ltd.	32,076	64,322
	Sadbhav Infrastructure Project, Ltd.	10,227	10,646
	Sagar Cements, Ltd.	1,007	8,540
*	Sanghi Industries, Ltd.	25,965	21,401
	Sanofi India, Ltd.	2,330	205,845
	Sarda Energy & Minerals, Ltd.	1,157	2,811
	Sasken Technologies, Ltd.	850	6,152
	SBI Life Insurance Co., Ltd.	4,052	46,818
	Schaeffler India, Ltd.	912	56,278
*	Sequent Scientific, Ltd.	6,658	6,711
	SH Kelkar & Co., Ltd.	1,495	2,527
	Shankara Building Products, Ltd.	3,114	12,597
	Sharda Cropchem, Ltd.	10,452	39,689
	Sharda Motor Industries, Ltd.	298	4,164
*	Shilpa Medicare, Ltd.	7,390	38,138
*	Shipping Corp. of India, Ltd.	33,640	14,024
	Shree Cement, Ltd.	520	151,900
	Shriram City Union Finance, Ltd.	4,909	96,674
	Shriram Transport Finance Co., Ltd.	49,439	691,819
*	Sical Logistics, Ltd.	2,839	2,379
	Siemens, Ltd.	3,071	50,893
	Simplex Infrastructures, Ltd.	3,583	4,058
*	Sintex Plastics Technology, Ltd.	114,349	8,435
	Siyaram Silk Mills, Ltd.	4,587	16,831
	SKF India, Ltd.	2,554	68,107
	SML ISUZU, Ltd.	1,708	14,181
	Sobha, Ltd.	19,594	155,865
	Solar Industries India, Ltd.	5,448	89,646
*	Solara Active Pharma Sciences, Ltd.	3,320	16,278
	Somany Ceramics, Ltd.	7,499	38,277
	Sonata Software, Ltd.	20,977	98,367
	South Indian Bank, Ltd. (The)	549,897	97,492
*	Spencer's Retail Ltd.	9,474	9,491
	Srei Infrastructure Finance, Ltd.	127,451	21,967
	SRF, Ltd.	6,328	247,537
	Srikalahasthi Pipes, Ltd.	2,877	6,998
	Star Cement, Ltd.	14,055	20,631
*	State Bank of India	108,403	521,447
*	Steel Authority of India, Ltd.	277,659	171,490
	Sterlite Technologies, Ltd.	52,825	113,979
	Strides Pharma Science, Ltd.	21,638	123,196
	Subros, Ltd.	10,122	28,880
	Sudarshan Chemical Industries	11,301	53,926
	Sun Pharmaceutical Industries, Ltd.	117,075	722,881
	Sun TV Network, Ltd.	29,483	201,883
	Sundaram Finance Holdings, Ltd.	4,906	5,279
	Sundaram Finance, Ltd.	7,810	172,579
	Sundaram-Clayton, Ltd.	123	3,779
	Sundram Fasteners, Ltd.	15,180	96,762
	Sunteck Realty, Ltd.	24,342	136,046
	Suprajit Engineering, Ltd.	15,143	41,978
	Supreme Industries, Ltd.	13,018	200,781
	Supreme Petrochem, Ltd.	11,031	29,305

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Surya Roshni, Ltd.	9,038	$24,482
	Suven Life Sciences, Ltd.	27,602	92,074
	Swaraj Engines, Ltd.	1,242	18,648
	Symphony, Ltd.	5,500	95,570
*	Syndicate Bank	430,913	198,346
	Syngene International, Ltd.	17,044	74,427
	TAKE Solutions, Ltd.	20,699	28,519
	Tamil Nadu Newsprint & Papers, Ltd.	11,610	26,155
	Tata Chemicals, Ltd.	44,464	373,177
	Tata Communications, Ltd.	14,869	101,042
	Tata Consultancy Services, Ltd.	69,673	2,225,344
	Tata Elxsi, Ltd.	4,794	44,274
	Tata Global Beverages, Ltd.	134,666	488,961
	Tata Metaliks, Ltd.	5,683	43,214
#*	Tata Motors, Ltd., Sponsored ADR	2,004	19,459
*	Tata Motors, Ltd.	600,857	1,176,711
	Tata Power Co., Ltd. (The)	176,417	154,578
	Tata Sponge Iron, Ltd.	10,359	68,786
	Tata Steel, Ltd.	131,653	824,301
	TCI Express, Ltd.	3,754	30,901
	Tech Mahindra, Ltd.	101,262	931,450
*	Techno Electric & Engineering Co., Ltd.	15,018	55,305
	Texmaco Rail & Engineering, Ltd.	30,855	21,342
	Thermax, Ltd.	2,405	38,194
	Thirumalai Chemicals, Ltd.	22,510	20,513
	Thomas Cook India, Ltd.	32,103	87,100
	Thyrocare Technologies, Ltd.	4,402	28,608
*	TI Financial Holdings, Ltd.	24,140	160,398
	Tide Water Oil Co India, Ltd.	206	13,397
	Time Technoplast, Ltd.	58,614	67,502
	Timken India, Ltd.	3,329	33,748
	Tinplate Co. of India, Ltd. (The)	10,194	16,235
	Titagarh Wagons, Ltd.	15,550	7,942
	Titan Co., Ltd.	39,380	601,532
	Torrent Pharmaceuticals, Ltd.	12,854	310,763
	Torrent Power, Ltd.	39,877	175,893
	Tourism Finance Corp. of India, Ltd.	1,923	1,673
	Transport Corp. of India, Ltd.	10,050	38,550
	Trident, Ltd.	56,408	43,297
	Triveni Engineering & Industries, Ltd.	43,176	34,244
	Triveni Turbine, Ltd.	9,284	13,789
	TTK Prestige, Ltd.	534	42,016
	Tube Investments of India, Ltd.	36,180	182,144
	TV Today Network, Ltd.	13,324	52,144
*	TV18 Broadcast, Ltd.	162,424	50,917
	TVS Srichakra, Ltd.	1,447	33,310
*	UCO Bank	262,100	63,003
	Uflex, Ltd.	11,771	37,424
	UFO Moviez India, Ltd.	1,984	4,598
	UltraTech Cement, Ltd.	4,633	290,605
	Unichem Laboratories, Ltd.	12,905	31,399
*	Union Bank of India	174,843	170,521
	Uniply Industries, Ltd.	11,022	8,006
*	Unitech, Ltd.	644,762	9,319
	United Breweries, Ltd.	9,405	192,840
*	United Spirits, Ltd.	28,832	247,665
	UPL, Ltd.	258,990	2,229,252
*	Usha Martin, Ltd.	48,729	20,359
*	V2 Retail, Ltd.	1,510	2,996

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	VA Tech Wabag, Ltd.	10,297	$43,225
	Vaibhav Global, Ltd.	3,521	46,190
	Vakrangee, Ltd.	39,458	19,427
	Vardhman Textiles, Ltd.	6,194	82,004
	Varun Beverages, Ltd.	1,341	12,504
	Varun Beverages, Ltd.	671	6,228
	Vedanta, Ltd.	604,675	1,340,704
	Vedanta, Ltd., ADR	3,300	28,809
	Venky's India, Ltd.	3,133	55,806
	Vesuvius India, Ltd.	1,110	16,103
	V-Guard Industries, Ltd.	29,973	101,477
	Vinati Organics, Ltd.	4,962	130,662
	Vindhya Telelinks, Ltd.	1,308	17,616
	VIP Industries, Ltd.	14,795	81,551
	V-Mart Retail, Ltd.	1,571	42,514
*	Vodafone Idea, Ltd.	2,321,315	232,496
	Voltas, Ltd.	9,019	75,795
	VRL Logistics, Ltd.	13,256	45,563
	VST Industries, Ltd.	1,231	59,846
	VST Tillers Tractors, Ltd.	349	5,091
	WABCO India, Ltd.	883	77,862
	Welspun Corp., Ltd.	34,836	57,060
	Welspun Enterprises, Ltd.	21,331	31,508
	Welspun India, Ltd.	151,349	111,133
	West Coast Paper Mills, Ltd.	14,627	46,691
	Wheels India, Ltd.	735	7,134
	Whirlpool of India, Ltd.	4,402	99,370
	Wipro, Ltd.	143,196	552,208
*	Wockhardt, Ltd.	14,169	63,750
	Wonderla Holidays, Ltd.	2,080	7,547
	Yes Bank, Ltd.	644,005	834,701
	Zee Entertainment Enterprises, Ltd.	49,942	261,098
	Zee Learn, Ltd.	14,534	4,306
*	Zee Media Corp., Ltd.	44,167	7,533
	Zensar Technologies, Ltd.	22,420	68,514
TOTAL INDIA			97,197,051
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	2,023,900	264,439
	Adaro Energy Tbk PT	8,189,000	736,424
	Adhi Karya Persero Tbk PT	613,195	64,430
*	Agung Podomoro Land Tbk PT	2,382,800	34,215
	AKR Corporindo Tbk PT	313,500	89,006
*	Alam Sutera Realty Tbk PT	4,466,900	105,406
	Aneka Tambang Tbk PT	3,460,846	227,991
	Astra Agro Lestari Tbk PT	207,300	147,176
	Astra International Tbk PT	1,641,400	813,527
*	Bank Bukopin Tbk	2,905,400	61,615
	Bank Central Asia Tbk PT	396,300	870,028
	Bank Danamon Indonesia Tbk PT	628,000	227,102
	Bank Mandiri Persero Tbk PT	1,155,600	650,134
*	Bank Nationalnobu Tbk PT	307,700	20,389
	Bank Negara Indonesia Persero Tbk PT	1,090,700	653,867
*	Bank Pan Indonesia Tbk PT	1,293,000	132,332
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	108,564
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	74,257
*	Bank Permata Tbk PT	715,805	48,167
	Bank Rakyat Indonesia Persero Tbk PT	5,732,400	1,816,471
	Bank Tabungan Negara Persero Tbk PT	1,284,600	223,223

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Barito Pacific Tbk PT	1,634,900	$450,834
	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	45,543
	Blue Bird Tbk PT	168,500	33,772
	Bukit Asam Tbk PT	1,380,500	268,294
*	Bumi Serpong Damai Tbk PT	1,908,800	191,601
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	12,682
	Charoen Pokphand Indonesia Tbk PT	1,144,800	438,065
	Ciputra Development Tbk PT	4,754,247	416,824
*	Citra Marga Nusaphala Persada Tbk PT	111,012	10,759
*	Delta Dunia Makmur Tbk PT	3,847,700	132,298
	Dharma Satya Nusantara Tbk PT	534,500	13,270
*	Eagle High Plantations Tbk PT	4,013,600	40,801
	Elnusa Tbk PT	1,799,200	45,970
	Erajaya Swasembada Tbk PT	636,500	94,773
*	Gajah Tunggal Tbk PT	624,600	30,635
*	Garuda Indonesia Persero Tbk PT	2,201,200	62,715
	Global Mediacom Tbk PT	3,396,300	93,829
	Gudang Garam Tbk PT	66,100	355,083
*	Hanson International Tbk PT	27,585,100	202,675
	Harum Energy Tbk PT	450,300	42,340
	Indah Kiat Pulp & Paper Corp. Tbk PT	798,400	421,339
	Indika Energy Tbk PT	744,800	78,207
	Indo Tambangraya Megah Tbk PT	156,500	186,981
	Indocement Tunggal Prakarsa Tbk PT	78,500	124,710
	Indofood CBP Sukses Makmur Tbk PT	257,300	195,694
	Indofood Sukses Makmur Tbk PT	1,760,200	883,757
	Indomobil Sukses Internasional Tbk PT	194,300	33,006
	Indo-Rama Synthetics Tbk PT	28,100	8,946
*	Indosat Tbk PT	340,300	82,584
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	593,200	42,741
*	Inti Agri Resources Tbk PT	532,800	1,978
*	Intikeramik Alamasri Industri Tbk PT	1,000,900	9,989
	Intiland Development Tbk PT	2,314,600	73,004
	Japfa Comfeed Indonesia Tbk PT	2,060,300	234,184
	Jasa Marga Persero Tbk PT	334,204	141,936
	Jaya Real Property Tbk PT	737,000	29,159
	Kalbe Farma Tbk PT	2,841,500	296,911
	Kapuas Prima Coal Tbk PT	1,002,500	38,988
*	Kawasan Industri Jababeka Tbk PT	1,296,610	28,464
	KMI Wire & Cable Tbk PT	922,400	39,412
*	Krakatau Steel Persero Tbk PT	1,204,811	29,649
*	Kresna Graha Investama Tbk PT	3,607,400	147,854
	Link Net Tbk PT	240,100	77,355
*	Lippo Cikarang Tbk PT	725,340	85,735
	Lippo Karawaci Tbk PT	13,308,300	265,201
	Malindo Feedmill Tbk PT	355,000	28,024
	Matahari Department Store Tbk PT	788,200	207,957
	Mayora Indah Tbk PT	759,200	134,638
*	Medco Energi Internasional Tbk PT	3,864,000	232,591
	Media Nusantara Citra Tbk PT	2,123,400	207,241
	Metrodata Electronics Tbk PT	386,800	35,687
	Mitra Adiperkasa Tbk PT	3,535,200	237,873
	Mitra Keluarga Karyasehat Tbk PT	378,700	54,735
*	MNC Investama Tbk PT	7,821,100	43,428
	Modernland Realty Tbk PT	4,747,000	89,087
*	Multipolar Tbk PT	3,130,100	23,820
	Nippon Indosari Corpindo Tbk PT	472,444	43,426
	Pabrik Kertas Tjiwi Kimia Tbk PT	164,200	139,530
	Pakuwon Jati Tbk PT	6,004,200	313,685

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Pan Brothers Tbk PT	1,142,500	$58,367
*	Panin Financial Tbk PT	6,821,600	169,887
	Perusahaan Gas Negara Tbk PT	1,381,000	200,637
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	104,887
*	Pool Advista Indonesia Tbk PT	13,400	1,844
	PP Persero Tbk PT	1,171,563	177,792
	PP Properti Tbk PT	6,952,600	56,339
	Puradelta Lestari Tbk PT	4,219,600	91,337
	Ramayana Lestari Sentosa Tbk PT	557,200	53,390
*	Rimo International Lestari Tbk PT	9,536,900	89,192
	Salim Ivomas Pratama Tbk PT	1,294,900	30,991
	Sarana Menara Nusantara Tbk PT	1,620,900	85,359
	Sawit Sumbermas Sarana Tbk PT	1,437,400	103,414
	Selamat Sempurna Tbk PT	538,800	59,323
	Semen Baturaja Persero Tbk PT	698,500	49,278
	Semen Indonesia Persero Tbk PT	487,400	443,065
*	Sentul City Tbk PT	9,239,100	97,547
*	Siloam International Hospitals Tbk PT	55,546	24,898
*	Sitara Propertindo Tbk PT	379,600	20,164
*	Smartfren Telecom Tbk PT	769,700	9,472
	Sri Rejeki Isman Tbk PT	5,584,400	139,125
	Summarecon Agung Tbk PT	3,312,000	311,325
	Surya Citra Media Tbk PT	1,201,600	132,129
*	Surya Esa Perkasa Tbk PT	1,460,200	30,298
	Surya Semesta Internusa Tbk PT	1,978,300	113,971
	Telekomunikasi Indonesia Persero Tbk PT	1,328,300	405,373
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	6,000	180,780
*	Tiga Pilar Sejahtera Food Tbk	494,100	1,110
	Timah Tbk PT	1,283,200	94,178
	Tiphone Mobile Indonesia Tbk PT	985,400	26,564
	Total Bangun Persada Tbk PT	116,600	4,282
	Tower Bersama Infrastructure Tbk PT	407,500	121,984
*	Trada Alam Minera Tbk PT	6,695,600	56,241
	Tunas Baru Lampung Tbk PT	1,230,000	70,434
	Unilever Indonesia Tbk PT	104,600	324,119
	United Tractors Tbk PT	474,700	840,818
*	Vale Indonesia Tbk PT	649,900	139,094
*	Visi Media Asia Tbk PT	4,307,500	34,344
	Waskita Beton Precast Tbk PT	4,441,600	114,481
	Waskita Karya Persero Tbk PT	1,374,223	198,982
	Wijaya Karya Beton Tbk PT	1,250,300	51,959
	Wijaya Karya Persero Tbk PT	1,147,534	189,638
*	XL Axiata Tbk PT	1,891,000	433,317
TOTAL INDONESIA			21,642,761
IRELAND — (0.5%)
	AIB Group P.L.C.	225,704	773,066
	Bank of Ireland Group P.L.C.	272,967	1,204,518
	C&C Group P.L.C.	56,814	258,539
*	Cairn Homes P.L.C	11,128	13,213
	CRH P.L.C., Sponsored ADR	170,078	5,673,802
	FBD Holdings P.L.C.	9,107	95,600
	Flutter Entertainment P.L.C.	22,391	1,768,616
	Flutter Entertainment P.L.C.	2,721	215,872
	Glanbia P.L.C.	124,971	1,626,800
	Irish Continental Group P.L.C.	44,851	205,475
	Kerry Group P.L.C., Class A	12,100	1,407,900
	Kingspan Group P.L.C.	39,093	1,912,051
*	Permanent TSB Group Holdings P.L.C.	18,676	23,611

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	85,763	$2,698,249
TOTAL IRELAND			17,877,312
ISRAEL — (0.5%)
	Adgar Investment and Development, Ltd.	6,514	12,529
*	ADO Group, Ltd.	5,067	77,793
	Afcon Holdings, Ltd.	747	37,861
*	AFI Properties, Ltd.	4,021	123,203
*	Airport City, Ltd.	24,729	453,503
*	Albaad Massuot Yitzhak, Ltd.	1,026	6,779
*	Allot, Ltd.	6,363	45,917
	Alony Hetz Properties & Investments, Ltd.	21,217	288,626
	Alrov Properties and Lodgings, Ltd.	2,314	87,007
	Amot Investments, Ltd.	44,603	314,481
	Arad, Ltd.	2,084	29,574
*	Arko Holdings, Ltd.	73,802	31,691
	Ashtrom Group, Ltd.	3,708	31,523
	Ashtrom Properties, Ltd.	8,073	43,951
*	Avgol Industries 1953, Ltd.	27,469	27,595
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	53,010
	Azrieli Group, Ltd.	2,640	185,158
	Bank Hapoalim BM	198,325	1,499,842
	Bank Leumi Le-Israel BM	373,373	2,716,107
	Bayside Land Corp.	288	154,854
	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	39,130
	Bezeq The Israeli Telecommunication Corp., Ltd.	110,000	74,837
*	Big Shopping Centers, Ltd.	1,032	80,727
	Blue Square Real Estate, Ltd.	1,087	48,798
*	Bonus Biogroup, Ltd.	62,416	7,792
*	Brack Capital Properties NV	732	71,553
*	Camtek, Ltd.	4,123	39,970
#	Carasso Motors, Ltd.	7,908	31,962
*	Cellcom Israel, Ltd.	28,321	81,074
#*	Ceragon Networks, Ltd.	10,169	30,914
*	Clal Biotechnology Industries, Ltd.	24,564	12,045
*	Clal Insurance Enterprises Holdings, Ltd.	11,719	189,458
	Cohen Development & Industrial Buildings, Ltd.	794	20,248
	Danel Adir Yeoshua, Ltd.	1,378	96,905
	Delek Automotive Systems, Ltd.	11,971	50,910
#	Delek Group, Ltd.	1,555	237,142
	Delta-Galil Industries, Ltd.	8,297	241,651
	Direct Insurance Financial Investments, Ltd.	7,723	87,935
	Dor Alon Energy in Israel 1988, Ltd.	1,754	28,708
#*	El Al Israel Airlines	172,804	43,920
	Elbit Systems, Ltd.	1,672	267,497
	Elbit Systems, Ltd.	200	31,920
	Electra Consumer Products 1970, Ltd.	5,498	76,684
	Electra, Ltd.	803	227,747
*	Energix-Renewable Energies, Ltd.	18,849	37,433
*	Enlight Renewable Energy, Ltd.	24,480	21,431
*	Equital, Ltd.	10,355	338,282
*	First International Bank Of Israel, Ltd.	13,827	356,409
	FMS Enterprises Migun, Ltd.	1,064	30,270
	Formula Systems 1985, Ltd.	6,140	347,539
	Fox Wizel, Ltd.	4,827	144,603
	Gilat Satellite Networks, Ltd.	6,757	56,761
	Hadera Paper, Ltd.	1,993	113,454
	Hamlet Israel-Canada, Ltd.	1,355	27,591
	Harel Insurance Investments & Financial Services, Ltd.	64,061	500,201

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Hilan, Ltd.	4,774	$165,897
	IDI Insurance Co., Ltd.	1,858	66,734
	IES Holdings, Ltd.	280	18,709
*	Industrial Buildings Corp., Ltd.	60,197	129,354
	Inrom Construction Industries, Ltd.	18,124	71,322
	Israel Canada T.R, Ltd.	26,846	37,473
	Israel Chemicals, Ltd.	84,027	452,231
	Israel Discount Bank, Ltd., Class A	151,789	655,125
	Isras Investment Co., Ltd.	18	3,010
	Issta Lines, Ltd.	441	7,876
*	Kamada, Ltd.	2,220	12,677
	Kenon Holdings, Ltd.	4,298	90,391
	Kerur Holdings, Ltd.	1,856	49,647
	Klil Industries, Ltd.	492	46,590
	Maabarot Products, Ltd.	953	11,459
	Magic Software Enterprises, Ltd.	2,477	22,714
	Magic Software Enterprises, Ltd.	1,425	12,988
	Malam - Team, Ltd.	221	27,528
	Matrix IT, Ltd.	10,705	168,151
	Maytronics, Ltd.	15,415	109,265
	Mediterranean Towers, Ltd.	17,620	40,969
	Mega Or Holdings, Ltd.	4,172	82,040
	Meitav Dash Investments, Ltd.	8,052	30,212
	Melisron, Ltd.	3,680	193,300
	Menora Mivtachim Holdings, Ltd.	12,951	206,978
	Migdal Insurance & Financial Holding, Ltd.	161,328	196,583
	Mivtach Shamir Holdings, Ltd.	2,452	49,533
#*	Mizrahi Tefahot Bank, Ltd.	39,439	946,318
#	Naphtha Israel Petroleum Corp., Ltd.	22,374	147,195
*	Nawi Brothers, Ltd.	3,087	20,112
	Neto ME Holdings, Ltd.	612	54,721
*	Nice, Ltd.	3,603	549,454
#*	Nice, Ltd., Sponsored ADR	2,783	425,020
*	Nova Measuring Instruments, Ltd.	8,365	244,889
*	Oil Refineries, Ltd.	830,008	445,357
	One Software Technologies, Ltd.	929	57,474
	OPC Energy, Ltd.	7,049	55,775
*	Partner Communications Co., Ltd.	84,067	343,042
	Paz Oil Co., Ltd.	3,091	437,765
	Phoenix Holdings, Ltd. (The)	43,266	269,745
	Plasson Industries, Ltd.	1,820	73,473
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	101,957
	Scope Metals Group, Ltd.	3,658	88,939
	Shapir Engineering and Industry, Ltd.	38,800	147,460
#	Shikun & Binui, Ltd.	124,269	427,314
	Shufersal, Ltd.	36,792	270,622
	Strauss Group, Ltd.	8,386	253,033
	Summit Real Estate Holdings, Ltd.	8,880	87,898
*	Suny Cellular Communication, Ltd.	31,041	16,775
	Tadiran Holdings, Ltd.	1,079	39,848
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	12,896	102,265
*	Teva Pharmaceutical Industries, Ltd.	5,553	44,081
*	Tower Semiconductor, Ltd.	27,878	548,360
*	Union Bank of Israel	5,299	25,180
	YH Dimri Construction & Development, Ltd.	757	16,615
TOTAL ISRAEL			19,513,948
ITALY — (2.1%)
#*	A.S. Roma SpA	23,926	13,552

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	A2A SpA	1,077,302	$1,883,104
	ACEA SpA	30,050	565,044
*	Aeffe SpA	7,486	14,358
	Amplifon SpA	38,923	959,348
	Anima Holding SpA	91,871	337,729
*	Arnoldo Mondadori Editore SpA	66,336	108,057
	Ascopiave SpA	29,894	135,859
	Assicurazioni Generali SpA	128,223	2,391,399
	Atlantia SpA	46,950	1,207,336
	Autogrill SpA	43,407	458,794
	Autostrade Meridionali SpA	137	4,748
	Avio SpA	2,699	36,208
	Azimut Holding SpA	65,988	1,236,768
#*	Banca Carige SpA	300,788	366
	Banca Farmafactoring SpA	44,996	243,192
	Banca Generali SpA	27,309	795,100
	Banca IFIS SpA	12,519	176,868
	Banca Mediolanum SpA	45,775	327,527
#*	Banca Monte dei Paschi di Siena SpA	520	752
	Banca Popolare di Sondrio SCPA	193,581	402,286
	Banca Profilo SpA	46,449	7,944
	Banca Sistema SpA	18,647	25,729
#*	Banco BPM SpA	703,862	1,312,221
	Banco di Desio e della Brianza SpA	13,120	28,646
	BasicNet SpA	10,635	53,321
	BE	35,768	39,544
#	Biesse SpA	4,465	55,592
	BPER Banca	210,785	784,262
	Brunello Cucinelli SpA	8,998	284,978
	Buzzi Unicem SpA	22,520	457,672
	Cairo Communication SpA	49,425	141,600
	Carraro SpA	13,914	29,618
	Cementir Holding SpA	15,517	108,978
	Cerved Group SpA	77,970	614,388
	CIR-Compagnie Industriali Riunite SpA	142,456	157,430
	CNH Industrial NV	156,507	1,584,712
	Credito Emiliano SpA	41,878	209,730
#*	Credito Valtellinese SpA	3,091,189	182,855
#*	d'Amico International Shipping SA	86,295	9,210
	Danieli & C Officine Meccaniche SpA	7,008	122,159
	Datalogic SpA	5,973	105,025
	Davide Campari-Milano SpA	85,368	793,955
	De' Longhi SpA	15,416	309,956
	DeA Capital SpA	54,908	78,779
#	DiaSorin SpA	6,986	810,185
	doValue SpA	8,322	104,033
#	El.En. SpA	1,301	25,402
*	Elica SpA	3,965	9,450
	Emak SpA	23,116	25,089
	Enav SpA	28,992	159,462
	Enel SpA	1,025,364	7,014,131
	Eni SpA	410,277	6,409,059
	Eni SpA, Sponsored ADR	768	24,046
	ERG SpA	26,376	510,050
	Esprinet SpA	9,829	33,017
*	Eurotech SpA	8,670	46,896
	Falck Renewables SpA	80,255	370,776
	Ferrari NV	11,140	1,793,860
#	Ferrari NV	2,500	402,700

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Fiat Chrysler Automobiles NV	359,805	$4,820,103
	Fiera Milano SpA	6,588	28,645
#*	Fincantieri SpA	173,288	178,993
	FinecoBank Banca Fineco SpA	126,165	1,255,086
	FNM SpA	63,935	35,971
	Freni Brembo SpA	88,127	901,413
*	GEDI Gruppo Editoriale SpA	57,585	18,152
	Gefran SpA	1,857	13,597
	Geox SpA	27,658	38,845
	Gruppo MutuiOnline SpA	9,141	155,821
	Hera SpA	346,619	1,290,606
	Illimity Bank SpA	20,367	186,908
	IMA Industria Macchine Automatiche SpA	5,947	466,920
*	IMMSI SpA	140,327	96,232
	Infrastrutture Wireless Italiane SpA	30,805	311,627
*	Intek Group SpA	29,824	10,272
	Interpump Group SpA	20,581	578,517
	Intesa Sanpaolo SpA	1,017,791	2,207,493
	Iren SpA	239,551	626,789
	Italgas SpA	180,150	1,138,324
	Italmobiliare SpA	5,057	112,859
	IVS Group SA	1,731	19,339
#*	Juventus Football Club SpA	125,442	215,633
#	La Doria SpA	8,722	77,415
	Leonardo SpA	77,670	945,659
#	Maire Tecnimont SpA	50,309	121,078
	MARR SpA	10,355	223,214
	Massimo Zanetti Beverage Group SpA	4,648	29,409
#*	Mediaset SpA	275,017	805,497
	Mediobanca Banca di Credito Finanziario SpA	175,937	1,762,191
	Moncler SpA	48,475	1,990,394
#*	OVS SpA	130,296	229,257
	Piaggio & C SpA	139,816	419,938
	Pirelli & C SpA	91,991	541,843
	Poste Italiane SpA	123,985	1,323,196
#	Prima Industrie SpA	1,946	32,567
	Prysmian SpA	11,124	229,006
	RAI Way SpA	35,064	208,101
	Recordati SpA	15,179	679,788
#	Reno de Medici SpA	85,220	64,774
	Reply SpA	5,731	383,431
	Retelit SpA	27,814	46,202
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	62,407
	Sabaf SpA	2,401	38,907
#	SAES Getters SpA	705	16,649
*	Safilo Group SpA	10,593	10,275
#*	Saipem SpA	192,212	950,022
#*	Salini Impregilo SpA	76,708	146,658
	Salvatore Ferragamo SpA	16,560	347,300
	Saras SpA	442,774	728,828
	Servizi Italia SpA	2,987	10,567
	Sesa SpA	2,079	81,898
	Snam SpA	165,229	811,236
	Societa Cattolica di Assicurazioni SC	73,199	621,164
	Societa Iniziative Autostradali e Servizi SpA	19,481	369,516
#*	Sogefi SpA	29,462	39,259
	SOL SpA	12,728	151,972
	Tamburi Investment Partners SpA	25,553	160,992
	Technogym SpA	32,033	344,093

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Telecom Italia SpA	4,215,296	$2,369,952
*	Telecom Italia SpA, Sponsored ADR	8,643	48,055
	Tenaris SA	46,891	587,496
	Terna Rete Elettrica Nazionale SpA	219,674	1,337,786
*	Tinexta S.p.A.	6,776	92,569
#*	Tiscali SpA	594,547	8,915
#	Tod's SpA	2,352	117,113
#*	TREVI - Finanziaria Industriale SpA	41,634	11,392
	TXT e-solutions SpA	1,853	17,166
#	UniCredit SpA	283,574	3,338,946
	Unieuro SpA	3,863	53,027
#	Unione di Banche Italiane SpA	451,016	1,157,928
	Unipol Gruppo SpA	199,978	1,025,822
	UnipolSai Assicurazioni SpA	298,323	777,735
	Zignago Vetro SpA	7,898	89,291
TOTAL ITALY			77,280,896
JAPAN — (16.5%)
	77 Bank, Ltd. (The)	24,700	352,136
	A&A Material Corp.	1,900	17,812
	A&D Co., Ltd.	11,800	85,083
	ABC-Mart, Inc.	3,400	214,887
	Abist Co., Ltd.	1,200	29,737
	Achilles Corp.	6,100	114,007
	Acom Co., Ltd.	22,800	80,540
#	AD Works Co., Ltd.	74,500	23,198
	Adastria Co., Ltd.	15,900	311,154
	ADEKA Corp.	34,700	507,527
	Ad-sol Nissin Corp.	1,600	28,241
#	Adtec Plasma Technology Co., Ltd.	2,800	19,380
	Advan Co., Ltd.	6,600	67,065
	Advance Create Co., Ltd.	1,000	17,075
	Advanex, Inc.	700	10,859
	Advantage Risk Management Co., Ltd.	2,200	14,966
	Advantest Corp.	25,000	962,721
#*	Adventure, Inc.	600	18,426
	Aeon Co., Ltd.	95,824	1,658,160
	Aeon Delight Co., Ltd.	9,500	283,065
#	Aeon Fantasy Co., Ltd.	5,400	155,501
	AEON Financial Service Co., Ltd.	30,500	492,036
	Aeon Hokkaido Corp.	11,200	76,073
	Aeon Mall Co., Ltd.	15,100	231,811
#	Aeria, Inc.	8,000	61,289
	AFC-HD AMS Life Science Co., Ltd.	2,000	12,140
	AGC, Inc.	75,900	2,324,813
	Ahresty Corp.	5,200	27,328
	Ai Holdings Corp.	12,800	199,845
	Aica Kogyo Co., Ltd.	13,800	397,538
	Aichi Bank, Ltd. (The)	3,700	126,859
	Aichi Corp.	13,700	85,798
	Aichi Steel Corp.	4,200	131,013
	Aichi Tokei Denki Co., Ltd.	1,200	46,249
	Aida Engineering, Ltd.	19,900	157,525
#*	Aiful Corp.	145,800	297,178
	Aigan Co., Ltd.	4,500	11,069
	Ain Holdings, Inc.	13,500	738,462
	Aiphone Co., Ltd.	4,500	68,799
	Air Water, Inc.	64,700	1,057,388
	Airport Facilities Co., Ltd.	8,200	38,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Airtech Japan, Ltd.	1,900	$10,334
	Aisan Industry Co., Ltd.	22,700	151,877
	Aisin Seiki Co., Ltd.	31,800	1,033,440
	AIT Corp.	2,800	25,970
#	Aizawa Securities Co., Ltd.	12,600	80,068
	Ajinomoto Co., Inc.	41,400	741,824
	Ajis Co., Ltd.	2,100	66,287
	Akatsuki Corp.	4,600	14,249
	Akatsuki, Inc.	1,300	87,264
#*	Akebono Brake Industry Co., Ltd.	65,300	91,656
	Akita Bank, Ltd. (The)	6,500	119,211
	Albis Co., Ltd.	2,500	58,320
	Alconix Corp.	11,500	137,017
	Alfresa Holdings Corp.	13,600	327,895
	Alinco, Inc.	8,800	78,366
#	Alleanza Holdings Co., Ltd.	6,200	46,682
	Alpen Co., Ltd.	7,200	102,750
#	Alpha Corp.	3,000	34,822
	Alpha Systems, Inc.	2,400	59,941
	Alps Alpine Co., Ltd.	51,244	932,862
	Alps Logistics Co., Ltd.	1,900	13,059
	Altech Corp.	5,610	86,545
	Amada Holdings Co., Ltd.	49,100	539,835
	Amano Corp.	13,800	415,139
	Amiyaki Tei Co., Ltd.	1,600	50,861
	Amuse, Inc.	1,500	33,463
	ANA Holdings, Inc.	4,900	164,466
	Anabuki Kosan, Inc.	500	13,057
	Anest Iwata Corp.	8,600	72,514
	Anicom Holdings, Inc.	3,200	111,469
	AOI Electronics Co., Ltd.	1,300	25,588
	AOI TYO Holdings, Inc.	3,240	21,182
	AOKI Holdings, Inc.	16,400	160,820
	Aomori Bank, Ltd. (The)	7,300	178,875
	Aoyama Trading Co., Ltd.	18,600	346,380
#	Aoyama Zaisan Networks Co., Ltd.	2,000	27,123
	Aozora Bank, Ltd.	33,500	767,737
	Apaman Co., Ltd.	3,200	28,694
	Arakawa Chemical Industries, Ltd.	7,600	102,796
	Arata Corp.	4,000	129,473
	Araya Industrial Co., Ltd.	2,300	31,528
	Arcland Sakamoto Co., Ltd.	10,300	124,699
	Arcland Service Holdings Co., Ltd.	4,000	70,023
	Arcs Co., Ltd.	17,200	357,772
#	Arealink Co., Ltd.	5,300	62,380
	Argo Graphics, Inc.	3,400	77,011
	Ariake Japan Co., Ltd.	3,300	203,902
	Arisawa Manufacturing Co., Ltd.	14,200	117,620
#*	Arrk Corp.	23,700	21,906
	Artnature, Inc.	9,700	58,364
	ArtSpark Holdings, Inc.	4,000	32,117
	As One Corp.	1,700	140,743
	Asahi Broadcasting Group Holdings Corp.	3,600	23,590
	Asahi Co., Ltd.	6,500	75,404
	Asahi Diamond Industrial Co., Ltd.	21,400	132,165
	Asahi Group Holdings, Ltd.	31,400	1,360,088
	Asahi Holdings, Inc.	18,100	375,841
	Asahi Intecc Co., Ltd.	24,400	637,604
	Asahi Kasei Corp.	203,000	2,065,096

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co., Ltd.	1,900	$47,050
	Asahi Net, Inc.	3,700	23,196
	Asahi Yukizai Corp.	5,500	69,104
	Asante, Inc.	1,900	34,723
	Asanuma Corp.	4,000	127,599
	Ashimori Industry Co., Ltd.	1,900	26,772
	Asia Pile Holdings Corp.	14,000	69,114
	Asics Corp.	19,500	208,942
	ASKA Pharmaceutical Co., Ltd.	11,900	142,310
	Astellas Pharma, Inc.	136,800	1,938,715
#	Asti Corp.	1,300	21,180
#	Asukanet Co., Ltd.	1,500	21,018
	Asunaro Aoki Construction Co., Ltd.	6,400	48,345
	Ateam, Inc.	3,400	34,654
#	Atom Corp.	28,800	263,740
	Atsugi Co., Ltd.	6,500	54,037
	Aucnet, Inc.	2,400	27,268
	Autobacs Seven Co., Ltd.	15,700	255,489
	Aval Data Corp.	1,000	15,974
	Avant Corp.	1,500	26,719
	Avex, Inc.	17,500	225,002
	Awa Bank, Ltd. (The)	14,900	338,241
#*	Axell Corp.	2,300	13,845
	Axial Retailing, Inc.	8,500	294,464
	Azbil Corp.	20,800	496,538
	Bandai Namco Holdings, Inc.	20,300	1,091,313
	Bando Chemical Industries, Ltd.	12,900	111,322
	Bank of Iwate, Ltd. (The)	7,000	172,214
	Bank of Kochi, Ltd. (The)	4,100	28,379
	Bank of Kyoto, Ltd. (The)	14,100	547,219
	Bank of Nagoya, Ltd. (The)	5,100	158,248
	Bank of Okinawa, Ltd. (The)	8,500	261,234
	Bank of Saga, Ltd. (The)	6,800	94,897
	Bank of the Ryukyus, Ltd.	17,600	182,459
	Bank of Toyama, Ltd. (The)	300	7,154
	Baroque Japan, Ltd.	9,000	90,128
	BayCurrent Consulting, Inc.	9,600	438,384
	Belc Co., Ltd.	5,500	254,603
	Bell System24 Holdings, Inc.	20,200	287,641
	Belluna Co., Ltd.	21,200	136,910
	Benefit One, Inc.	19,400	331,407
	Benesse Holdings, Inc.	4,500	105,322
*	Bengo4.com, Inc.	800	35,350
#	Bic Camera, Inc.	35,800	352,931
	Biofermin Pharmaceutical Co., Ltd.	1,900	38,069
	B-Lot Co., Ltd.	1,100	20,006
	BML, Inc.	9,500	260,741
	Bookoff Group Holdings, Ltd.	3,100	35,528
	Bourbon Corp.	700	10,875
	BP Castrol K.K.	2,900	35,548
	Br Holdings Corp.	10,200	32,480
	Bridgestone Corp.	87,400	3,281,039
	Broadleaf Co., Ltd.	26,400	138,720
#	BRONCO BILLY Co., Ltd.	4,200	87,120
	Brother Industries, Ltd.	62,300	1,103,050
	Bunka Shutter Co., Ltd.	23,300	190,686
	CAC Holdings Corp.	5,100	65,095
	Calbee, Inc.	11,400	321,611
	Can Do Co., Ltd.	5,700	85,210

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canare Electric Co., Ltd.	700	$11,955
	Canon Electronics, Inc.	8,100	132,573
	Canon Marketing Japan, Inc.	8,600	164,728
	Canon, Inc., Sponsored ADR	1,500	40,650
	Canon, Inc.	53,600	1,453,699
	Capcom Co., Ltd.	34,800	726,649
	Career Design Center Co., Ltd.	1,000	14,555
#*	CareerIndex, Inc.	1,500	10,135
	Carlit Holdings Co., Ltd.	6,300	35,591
	Carta Holdings, Inc.	4,500	50,298
	Casio Computer Co., Ltd.	37,000	422,107
	Cawachi, Ltd.	7,300	135,649
	CDS Co., Ltd.	1,800	22,127
	Central Automotive Products, Ltd.	3,900	71,198
	Central Glass Co., Ltd.	16,300	370,534
	Central Japan Railway Co.	6,000	1,206,076
	Central Sports Co., Ltd.	3,600	102,398
*	Change, Inc.	900	18,623
	Charm Care Corp. KK	1,600	27,895
	Chiba Bank, Ltd. (The)	95,100	470,352
	Chiba Kogyo Bank, Ltd. (The)	23,500	66,023
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	5,700	69,359
	CHIMNEY Co., Ltd.	1,200	26,453
	Chino Corp.	3,100	40,130
	Chiyoda Co., Ltd.	6,500	96,095
	Chiyoda Integre Co., Ltd.	4,600	87,836
	Chofu Seisakusho Co., Ltd.	8,000	162,191
	Chori Co., Ltd.	4,200	65,408
	Chubu Electric Power Co., Inc.	34,900	492,661
	Chubu Shiryo Co., Ltd.	9,300	107,008
	Chudenko Corp.	12,300	269,014
	Chuetsu Pulp & Paper Co., Ltd.	3,100	44,797
	Chugai Pharmaceutical Co., Ltd.	2,500	178,867
	Chugai Ro Co., Ltd.	2,300	33,894
	Chugoku Bank, Ltd. (The)	52,000	454,628
#	Chugoku Electric Power Co., Inc. (The)	37,000	461,732
	Chugoku Marine Paints, Ltd.	22,700	169,892
	Chukyo Bank, Ltd. (The)	4,300	86,955
	Chuo Spring Co., Ltd.	1,100	28,750
	CI Takiron Corp.	15,000	96,346
	Citizen Watch Co., Ltd.	130,800	650,921
	CKD Corp.	31,700	347,765
	CK-San-Etsu Co., Ltd.	2,200	57,619
	Cleanup Corp.	8,000	37,863
	CMIC Holdings Co., Ltd.	8,000	136,596
	CMK Corp.	19,000	108,439
	Coca-Cola Bottlers Japan Holdings, Inc.	19,850	488,606
	cocokara fine, Inc.	5,300	279,322
	Coco's Japan Co., Ltd.	1,600	21,684
	Colowide Co., Ltd.	17,700	344,971
	Computer Engineering & Consulting, Ltd.	8,400	186,916
	COMSYS Holdings Corp.	22,605	570,337
	Comture Corp.	3,900	149,364
	Concordia Financial Group, Ltd.	139,117	489,878
	CONEXIO Corp.	10,700	144,380
#	Core Corp.	1,800	23,673
	Corona Corp.	5,900	54,563
#	Cosel Co., Ltd.	4,900	48,589
	Cosmo Energy Holdings Co., Ltd.	31,300	645,182

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Cosmos Initia Co., Ltd.	5,600	$25,660
	Cosmos Pharmaceutical Corp.	2,600	478,765
	Cota Co., Ltd.	1,573	17,097
	CRE, Inc.	3,800	39,622
	Create Medic Co., Ltd.	3,600	30,455
#	Create Restaurants Holdings, Inc.	13,200	197,006
	Create SD Holdings Co., Ltd.	12,000	268,822
	Credit Saison Co., Ltd.	40,100	487,502
	Creek & River Co., Ltd.	4,300	52,407
	Cresco, Ltd.	1,500	52,841
	CTI Engineering Co., Ltd.	4,900	71,270
	CTS Co., Ltd.	8,900	54,721
	CyberAgent, Inc.	16,500	662,057
	Cybozu, Inc.	4,900	57,850
	Dai Nippon Printing Co., Ltd.	33,400	700,550
	Dai Nippon Toryo Co., Ltd.	10,500	94,693
	Daibiru Corp.	14,200	131,336
	Daicel Corp.	102,700	869,054
	Dai-Dan Co., Ltd.	5,800	117,693
	Daido Kogyo Co., Ltd.	4,700	38,193
	Daido Metal Co., Ltd.	22,400	134,598
	Daido Steel Co., Ltd.	12,200	463,197
	Daidoh, Ltd.	10,800	29,122
	Daifuku Co., Ltd.	13,700	749,298
	Daihatsu Diesel Manufacturing Co., Ltd.	5,800	34,377
	Daihen Corp.	7,800	215,962
	Daiho Corp.	7,800	193,799
	Dai-Ichi Cutter Kogyo K.K.	2,500	40,381
	Daiichi Jitsugyo Co., Ltd.	3,600	98,710
	Daiichi Kensetsu Corp.	1,600	25,985
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,900	95,807
	Dai-ichi Life Holdings, Inc.	87,400	1,284,871
	Daiichi Sankyo Co., Ltd.	4,900	297,759
	Dai-ichi Seiko Co., Ltd.	3,400	41,436
	Daiichikosho Co., Ltd.	12,000	495,670
	Daiken Corp.	5,500	109,027
	Daiken Medical Co., Ltd.	4,500	25,571
	Daiki Aluminium Industry Co., Ltd.	18,800	131,711
	Daiki Axis Co., Ltd.	3,000	23,383
	Daikin Industries, Ltd.	9,800	1,216,344
	Daikoku Denki Co., Ltd.	3,000	36,772
#	Daikokutenbussan Co., Ltd.	4,200	126,129
	Daikyonishikawa Corp.	26,800	220,587
	Dainichi Co., Ltd.	4,700	27,453
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	138,009
	Daio Paper Corp.	32,500	388,168
	Daiohs Corp.	1,300	17,301
	Daiseki Co., Ltd.	6,600	156,837
	Daiseki Eco. Solution Co., Ltd.	1,200	7,509
	Daishi Hokuetsu Financial Group, Inc.	16,850	447,887
	Daishinku Corp.	2,600	28,453
	Daisue Construction Co., Ltd.	5,300	46,385
	Daito Bank, Ltd. (The)	4,300	21,630
	Daito Pharmaceutical Co., Ltd.	7,350	204,877
	Daito Trust Construction Co., Ltd.	9,400	1,212,160
	Daitron Co., Ltd.	3,300	40,593
	Daiwa House Industry Co., Ltd.	100,600	2,860,234
	Daiwa Industries, Ltd.	14,600	144,638
	Daiwa Securities Group, Inc.	248,000	1,069,261

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwabo Holdings Co., Ltd.	10,500	$508,834
	DCM Holdings Co., Ltd.	43,100	406,713
	DD Holdings Co., Ltd.	1,200	33,273
	Dear Life Co., Ltd.	11,300	48,455
	DeNA Co., Ltd.	23,700	452,018
	Denka Co., Ltd.	36,500	1,050,412
	Denki Kogyo Co., Ltd.	3,900	109,415
	Densan System Co., Ltd.	3,700	108,955
	Denso Corp.	26,200	1,112,070
	Dentsu, Inc.	15,600	515,674
	Denyo Co., Ltd.	6,400	92,300
	Descente, Ltd.	5,600	86,911
	Dexerials Corp.	36,300	239,456
	DIC Corp.	38,800	1,046,809
	Digital Arts, Inc.	3,100	313,841
	Digital Hearts Holdings Co., Ltd.	4,100	40,898
	Dip Corp.	9,900	203,220
	Disco Corp.	3,500	642,344
#	DKK-Toa Corp.	1,900	14,320
	DKS Co., Ltd.	5,600	165,450
#	DMG Mori Co., Ltd.	40,100	580,863
	Doshisha Co., Ltd.	8,600	134,017
	Double Standard, Inc.	600	25,764
	Doutor Nichires Holdings Co., Ltd.	8,600	158,324
	Dowa Holdings Co., Ltd.	26,500	836,913
	DTS Corp.	19,200	419,691
	Duskin Co., Ltd.	6,600	174,687
	Dvx, Inc.	3,100	22,584
	DyDo Group Holdings, Inc.	4,200	165,007
	Dynic Corp.	3,300	22,676
	Eagle Industry Co., Ltd.	17,000	169,583
	Earth Corp.	3,400	145,826
	East Japan Railway Co.	12,900	1,182,608
	Ebara Corp.	21,600	580,480
	Ebara Foods Industry, Inc.	2,300	44,769
	Ebara Jitsugyo Co., Ltd.	2,800	51,768
	Ebase Co., Ltd.	1,100	11,974
*	eBook Initiative Japan Co., Ltd.	800	13,338
	Eco's Co., Ltd.	5,400	73,519
	EDION Corp.	34,700	329,024
	EF-ON, Inc.	9,860	80,795
	eGuarantee, Inc.	6,800	72,904
#	E-Guardian, Inc.	3,400	60,484
	Ehime Bank, Ltd. (The)	12,600	125,814
	Eidai Co., Ltd.	7,800	24,762
	Eiken Chemical Co., Ltd.	7,200	120,987
	Eisai Co., Ltd.	1,500	81,072
	Eizo Corp.	4,700	172,373
	Elan Corp.	3,600	57,412
	Elecom Co., Ltd.	5,000	181,045
	Electric Power Development Co., Ltd.	7,600	170,135
	Elematec Corp.	5,400	50,707
#	EM Systems Co., Ltd.	5,600	86,279
	Endo Lighting Corp.	5,800	40,534
*	Enigmo, Inc.	6,600	70,605
	en-japan, Inc.	9,000	369,204
	Enomoto Co., Ltd.	2,000	16,424
	Enplas Corp.	2,100	67,072
#	Enshu, Ltd.	3,500	37,640

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ensuiko Sugar Refining Co., Ltd.	9,000	$17,675
	EPS Holdings, Inc.	16,000	246,346
	eRex Co., Ltd.	9,500	93,203
	ES-Con Japan, Ltd.	27,000	169,598
	ESCRIT, Inc.	4,800	33,363
#	Escrow Agent Japan, Inc.	7,800	17,043
	ESPEC Corp.	4,400	90,429
	Evolable Asia Corp.	3,600	85,119
	Excel Co., Ltd.	3,900	54,215
	Exedy Corp.	13,000	265,014
	Ezaki Glico Co., Ltd.	3,600	156,302
	F&M Co., Ltd.	1,700	19,575
	F@N Communications, Inc.	33,500	169,017
	Faith, Inc.	4,000	27,594
	FALCO HOLDINGS Co., Ltd.	2,100	30,954
#	FamilyMart UNY Holdings Co., Ltd.	12,040	257,051
	Fancl Corp.	4,300	108,064
	FANUC Corp.	3,700	657,588
	Fast Retailing Co., Ltd.	5,500	3,299,034
	FCC Co., Ltd.	22,600	439,164
*	FDK Corp.	3,899	29,502
	Feed One Co., Ltd.	53,900	88,055
	Fenwal Controls of Japan, Ltd.	700	9,644
	Ferrotec Holdings Corp.	22,900	196,414
*	FFRI, Inc.	800	26,764
	FIDEA Holdings Co., Ltd.	73,900	81,465
	Fields Corp.	6,800	29,825
	Financial Products Group Co., Ltd.	22,500	198,227
	FINDEX, Inc.	5,100	44,030
	First Bank of Toyama, Ltd. (The)	4,200	11,785
#	First Brothers Co., Ltd.	3,900	38,699
	First Juken Co., Ltd.	2,800	32,293
	First-corp, Inc.	1,100	6,170
	Fixstars Corp.	4,500	74,330
#	FJ Next Co., Ltd.	5,400	52,664
	Forval Corp.	1,400	12,005
	Foster Electric Co., Ltd.	14,100	246,669
	FP Corp.	9,600	591,839
	France Bed Holdings Co., Ltd.	7,200	65,818
	Freebit Co., Ltd.	6,000	60,313
#	Freund Corp.	4,300	31,759
	F-Tech, Inc.	10,000	68,069
#	FTGroup Co., Ltd.	6,700	94,810
	Fudo Tetra Corp.	9,450	113,302
	Fuji Co., Ltd.	7,900	133,644
	Fuji Corp.	25,300	337,350
	Fuji Corp.	3,600	67,351
	Fuji Corp., Ltd.	10,100	67,840
	Fuji Die Co., Ltd.	2,300	13,158
	Fuji Electric Co., Ltd.	26,600	812,626
#	Fuji Kyuko Co., Ltd.	6,800	261,134
	Fuji Media Holdings, Inc.	13,800	179,549
	Fuji Oil Co., Ltd.	28,400	66,331
	Fuji Oil Holdings, Inc.	15,300	470,999
	Fuji Pharma Co., Ltd.	4,000	53,601
	Fuji Seal International, Inc.	18,400	539,071
	Fuji Soft, Inc.	1,700	76,387
	Fujibo Holdings, Inc.	4,500	108,995
	Fujicco Co., Ltd.	4,800	86,563

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	14,200	$673,057
	Fujikura Composites, Inc.	8,600	33,586
	Fujikura Kasei Co., Ltd.	10,400	56,720
	Fujikura, Ltd.	193,600	708,200
	Fujimak Corp.	1,400	10,330
	Fujimi, Inc.	4,000	82,655
	Fujimori Kogyo Co., Ltd.	8,100	217,650
#	Fujio Food System Co., Ltd.	1,800	42,717
#	Fujisash Co., Ltd.	35,600	28,030
	Fujishoji Co., Ltd.	2,000	17,863
	Fujita Kanko, Inc.	4,700	117,704
	Fujitec Co., Ltd.	16,000	199,458
	Fujitsu Frontech, Ltd.	4,400	38,669
	Fujitsu General, Ltd.	29,800	476,236
	Fujitsu, Ltd.	35,000	2,731,343
	Fujiya Co., Ltd.	2,100	37,278
	FuKoKu Co., Ltd.	6,200	41,675
	Fukuda Corp.	2,300	96,629
	Fukuda Denshi Co., Ltd.	700	45,977
	Fukui Bank, Ltd. (The)	9,900	126,141
	Fukui Computer Holdings, Inc.	2,100	43,999
	Fukuoka Financial Group, Inc.	45,732	837,464
	Fukushima Bank, Ltd. (The)	11,300	25,535
	Fukushima Industries Corp.	6,600	204,912
	Fukuyama Transporting Co., Ltd.	12,200	459,365
	FULLCAST Holdings Co., Ltd.	6,400	130,863
	Fumakilla, Ltd.	1,200	14,272
*	Funai Electric Co., Ltd.	8,500	60,418
	Funai Soken Holdings, Inc.	8,970	204,682
	Furukawa Battery Co., Ltd. (The)	7,900	47,101
	Furukawa Co., Ltd.	11,900	155,291
	Furukawa Electric Co., Ltd.	35,100	941,400
	Furuno Electric Co., Ltd.	10,200	87,412
	Furusato Industries, Ltd.	4,200	56,112
	Furyu Corp.	8,200	81,350
	Fuso Chemical Co., Ltd.	8,900	185,822
	Fuso Pharmaceutical Industries, Ltd.	3,400	59,923
	Futaba Corp.	14,100	187,750
	Futaba Industrial Co., Ltd.	35,800	248,366
	Future Corp.	10,500	186,750
	Fuyo General Lease Co., Ltd.	12,000	712,209
	G-7 Holdings, Inc.	4,100	111,282
	Gakken Holdings Co., Ltd.	1,100	49,486
#	Gakkyusha Co., Ltd.	3,000	36,136
	GCA Corp.	5,600	36,427
	Gecoss Corp.	7,000	59,987
	Genki Sushi Co., Ltd.	1,200	33,793
	Genky DrugStores Co., Ltd.	4,200	81,628
	Geo Holdings Corp.	19,600	257,960
	Geostr Corp.	7,300	21,545
#	Gfoot Co., Ltd.	4,800	28,667
	Giken, Ltd.	5,700	167,014
	GL Sciences, Inc.	3,700	50,736
	GLOBERIDE, Inc.	6,000	178,759
	Glory, Ltd.	16,100	425,141
	Glosel Co., Ltd.	7,000	27,939
	GMO Cloud K.K.	1,300	37,231
	GMO Financial Holdings, Inc.	7,700	41,834
	GMO internet, Inc.	22,600	367,394

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	5,800	$419,045
	GMO Pepabo, Inc.	500	17,545
	Godo Steel, Ltd.	3,600	67,601
	Gokurakuyu Holdings Co., Ltd.	8,800	46,601
	Goldcrest Co., Ltd.	7,700	138,807
	Goldwin, Inc.	2,600	357,582
#	Golf Digest Online, Inc.	6,700	35,482
	Good Com Asset Co., Ltd.	1,400	19,726
	Grandy House Corp.	4,200	18,986
	Greens Co., Ltd.	2,500	34,036
	GS Yuasa Corp.	33,800	632,165
	GSI Creos Corp.	1,800	20,781
	G-Tekt Corp.	11,700	170,567
	Gun-Ei Chemical Industry Co., Ltd.	1,800	40,913
	GungHo Online Entertainment, Inc.	6,840	180,473
	Gunma Bank, Ltd. (The)	137,300	473,013
#*	Gunosy, Inc.	2,400	35,809
	Gunze, Ltd.	6,000	266,619
	Gurunavi, Inc.	19,800	122,130
	H2O Retailing Corp.	38,500	435,133
#	HABA Laboratories, Inc.	900	72,990
	Hachijuni Bank, Ltd. (The)	98,900	372,688
	Hagihara Industries, Inc.	4,000	49,756
	Hagiwara Electric Holdings Co., Ltd.	3,300	86,439
	Hakudo Co., Ltd.	4,400	56,411
	Hakuhodo DY Holdings, Inc.	32,400	508,148
	Hakuto Co., Ltd.	6,400	72,065
#	Hakuyosha Co., Ltd.	800	20,725
	Halows Co., Ltd.	3,100	64,195
	Hamakyorex Co., Ltd.	9,700	346,589
	Hamamatsu Photonics KK	4,300	159,464
#	Hamee Corp.	1,400	9,243
#	Handsman Co., Ltd.	800	8,656
	Hankyu Hanshin Holdings, Inc.	33,400	1,172,618
	Hanwa Co., Ltd.	14,300	389,635
	Happinet Corp.	6,200	74,417
	Harada Industry Co., Ltd.	4,800	37,373
	Hard Off Corp. Co., Ltd.	6,400	43,259
	Harima Chemicals Group, Inc.	6,100	64,329
#	Harmonic Drive Systems, Inc.	5,400	203,379
	Haruyama Holdings, Inc.	2,000	14,873
	Haseko Corp.	133,700	1,448,330
	Havix Corp.	900	5,202
	Hayashikane Sangyo Co., Ltd.	2,900	17,855
	Hazama Ando Corp.	132,400	912,683
	Heiwa Corp.	22,700	465,770
	Heiwa Real Estate Co., Ltd.	11,600	243,608
#	Heiwado Co., Ltd.	14,000	257,021
#	Helios Techno Holdings Co., Ltd.	11,800	69,487
	Hibino Corp.	2,500	58,087
	Hibiya Engineering, Ltd.	7,600	137,037
#	Hiday Hidaka Corp.	6,381	123,325
	Hikari Tsushin, Inc.	1,700	374,810
#	HI-LEX Corp.	5,600	91,072
	Hino Motors, Ltd.	65,200	523,053
	Hinokiya Group Co., Ltd.	2,400	45,544
	Hioki EE Corp.	2,000	68,013
	Hirakawa Hewtech Corp.	2,900	33,678
#	Hiramatsu, Inc.	14,800	48,819

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hirano Tecseed Co., Ltd.	5,000	$76,206
	Hirata Corp.	4,200	256,881
	Hirose Electric Co., Ltd.	1,755	183,875
#	Hirose Tusyo, Inc.	1,900	32,680
	Hiroshima Bank, Ltd. (The)	99,000	473,149
	Hiroshima Gas Co., Ltd.	9,300	28,317
	HIS Co., Ltd.	13,400	326,812
	Hisaka Works, Ltd.	8,600	67,492
	Hisamitsu Pharmaceutical Co., Inc.	2,100	84,396
	Hitachi Capital Corp.	38,300	784,355
	Hitachi Chemical Co., Ltd.	14,100	385,569
	Hitachi Construction Machinery Co., Ltd.	31,300	734,033
	Hitachi High-Technologies Corp.	8,600	433,329
	Hitachi Metals, Ltd.	37,300	392,148
	Hitachi Transport System, Ltd.	19,000	590,986
	Hitachi Zosen Corp.	67,900	243,498
	Hitachi, Ltd.	109,900	3,896,483
	Hito Communications Holdings, Inc.	2,200	37,324
	Hochiki Corp.	6,500	80,969
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	1,000	7,874
	Hodogaya Chemical Co., Ltd.	2,500	64,579
	Hogy Medical Co., Ltd.	1,000	27,797
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	23,617
	Hokkaido Electric Power Co., Inc.	57,300	324,399
	Hokkaido Gas Co., Ltd.	4,700	63,534
	Hokkan Holdings, Ltd.	5,200	81,414
	Hokko Chemical Industry Co., Ltd.	8,500	37,664
	Hokkoku Bank, Ltd. (The)	9,000	250,003
	Hokuetsu Corp.	53,000	263,009
	Hokuetsu Industries Co., Ltd.	11,900	129,400
	Hokuhoku Financial Group, Inc.	47,100	471,906
	Hokuriku Electric Industry Co., Ltd.	3,300	31,856
*	Hokuriku Electric Power Co.	42,000	300,787
	Hokuriku Electrical Construction Co., Ltd.	5,000	41,275
	Hokuto Corp.	6,400	109,095
	Honda Motor Co., Ltd., Sponsored ADR	10,600	263,728
	Honda Motor Co., Ltd.	259,300	6,451,518
	Honda Tsushin Kogyo Co., Ltd.	6,800	31,019
	H-One Co., Ltd.	10,500	68,295
	Honeys Holdings Co., Ltd.	6,900	83,582
	Honshu Chemical Industry Co., Ltd.	1,800	19,499
	Hoosiers Holdings	18,200	103,634
	Horiba, Ltd.	15,700	840,185
	Hoshizaki Corp.	2,200	155,428
	Hosiden Corp.	22,400	248,672
	Hosokawa Micron Corp.	4,300	173,986
*	Hotland Co., Ltd.	2,600	34,716
	House Foods Group, Inc.	9,700	356,786
	Howa Machinery, Ltd.	5,400	41,686
	Hoya Corp.	35,500	2,722,207
	HUB Co., Ltd.	900	10,078
	Hulic Co., Ltd.	12,400	106,521
	Hyakugo Bank, Ltd. (The)	90,500	265,375
	Hyakujushi Bank, Ltd. (The)	10,100	201,018
	I K K, Inc.	5,600	36,351
	Ibiden Co., Ltd.	33,300	593,687
	IBJ Leasing Co., Ltd.	16,800	421,625
	IBJ, Inc.	4,700	38,098
	Ichibanya Co., Ltd.	3,098	145,924

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichigo, Inc.	137,900	$498,282
	Ichiken Co., Ltd.	3,100	48,771
	Ichikoh Industries, Ltd.	23,000	147,142
#	Ichimasa Kamaboko Co., Ltd.	3,500	33,307
	Ichinen Holdings Co., Ltd.	12,700	129,572
	Ichiyoshi Securities Co., Ltd.	23,500	155,148
	Icom, Inc.	4,000	83,174
	ID Holdings Corp.	3,700	40,161
	Idec Corp.	14,800	265,802
	Idemitsu Kosan Co., Ltd.	73,283	2,019,489
#	IDOM, Inc.	37,000	139,377
	Ihara Science Corp.	4,200	48,852
	IHI Corp.	52,700	1,255,765
	Iida Group Holdings Co., Ltd.	17,000	278,844
	Iino Kaiun Kaisha, Ltd.	32,700	109,477
	IJTT Co., Ltd.	15,400	73,604
	Ikegami Tsushinki Co., Ltd.	2,500	24,260
	Imagica Group, Inc.	7,200	35,870
	Imasen Electric Industrial	7,400	59,983
	Inaba Denki Sangyo Co., Ltd.	5,700	262,505
	Inaba Seisakusho Co., Ltd.	3,800	48,526
	Inabata & Co., Ltd.	18,700	243,333
	Inageya Co., Ltd.	4,200	56,922
	Ines Corp.	1,800	19,176
	I-Net Corp.	7,310	98,076
	Infocom Corp.	13,200	327,176
	Infomart Corp.	27,400	369,585
	Information Services International-Dentsu, Ltd.	4,900	170,136
	Innotech Corp.	8,200	68,010
	Inpex Corp.	113,800	998,066
	Intage Holdings, Inc.	17,300	146,192
#	Intellex Co., Ltd.	1,100	7,621
#	Intelligent Wave, Inc.	1,600	13,689
#	Inter Action Corp.	1,700	29,542
	Internet Initiative Japan, Inc.	19,300	360,709
	Inui Global Logistics Co., Ltd.	5,100	41,091
	I-O Data Device, Inc.	4,300	36,942
	IR Japan Holdings, Ltd.	2,200	57,352
	Iriso Electronics Co., Ltd.	10,600	483,534
#	I'rom Group Co., Ltd.	900	14,177
	Ise Chemicals Corp.	600	18,216
	Iseki & Co., Ltd.	7,400	96,838
	Isetan Mitsukoshi Holdings, Ltd.	94,100	748,085
#	Ishihara Chemical Co., Ltd.	2,600	40,432
	Ishihara Sangyo Kaisha, Ltd.	15,600	165,736
	Ishizuka Glass Co., Ltd.	600	10,992
#	Isolite Insulating Products Co., Ltd.	4,700	19,570
#*	Istyle, Inc.	11,100	83,714
	Isuzu Motors, Ltd.	136,000	1,504,899
*	ITbook Holdings Co., Ltd.	4,600	14,728
	Itfor, Inc.	5,500	47,083
	Ito En, Ltd.	11,100	484,702
	ITOCHU Corp.	55,800	1,062,472
	Itochu Enex Co., Ltd.	26,700	216,059
	Itochu Techno-Solutions Corp.	13,200	338,382
	Itochu-Shokuhin Co., Ltd.	1,900	77,812
	Itoham Yonekyu Holdings, Inc.	64,200	420,574
	Itoki Corp.	15,400	63,524
#*	Itokuro, Inc.	1,600	24,991

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IwaiCosmo Holdings, Inc.	7,900	$80,576
	Iwaki & Co., Ltd.	11,000	48,994
	Iwasaki Electric Co., Ltd.	3,500	42,498
	Iwatani Corp.	26,000	858,260
	Iwatsu Electric Co., Ltd.	4,300	31,003
	Iyo Bank, Ltd. (The)	63,700	309,589
	Izumi Co., Ltd.	11,700	438,868
	J Front Retailing Co., Ltd.	63,200	741,953
#	J Trust Co., Ltd.	31,800	138,914
	JAC Recruitment Co., Ltd.	4,600	106,345
	Jaccs Co., Ltd.	9,900	196,898
	Jafco Co., Ltd.	16,400	607,965
	Jalux, Inc.	3,200	73,954
	Jamco Corp.	3,500	63,781
	Janome Sewing Machine Co., Ltd.	7,000	29,957
	Japan Airlines Co., Ltd.	21,700	679,542
	Japan Airport Terminal Co., Ltd.	5,300	219,140
	Japan Asia Group, Ltd.	8,500	26,387
*	Japan Asia Investment Co., Ltd.	9,000	21,454
*	Japan Asset Marketing Co., Ltd.	50,200	41,868
	Japan Aviation Electronics Industry, Ltd.	33,800	470,742
#	Japan Best Rescue System Co., Ltd.	3,800	49,815
	Japan Cash Machine Co., Ltd.	8,500	84,520
*	Japan Display, Inc.	285,200	194,904
	Japan Electronic Materials Corp.	4,200	20,375
	Japan Exchange Group, Inc.	65,500	959,935
	Japan Foundation Engineering Co., Ltd.	8,700	26,859
#	Japan Investment Adviser Co., Ltd.	3,000	50,645
	Japan Lifeline Co., Ltd.	13,500	237,604
	Japan Material Co., Ltd.	18,100	235,646
#	Japan Meat Co., Ltd.	5,400	89,461
	Japan Medical Dynamic Marketing, Inc.	8,300	103,923
	Japan Oil Transportation Co., Ltd.	1,100	29,236
	Japan Petroleum Exploration Co., Ltd.	9,800	213,365
	Japan Post Holdings Co., Ltd.	129,900	1,273,347
	Japan Property Management Center Co., Ltd.	4,600	47,950
	Japan Pulp & Paper Co., Ltd.	4,400	148,059
	Japan Securities Finance Co., Ltd.	41,800	211,905
	Japan Steel Works, Ltd. (The)	34,000	591,998
	Japan Tobacco, Inc.	103,600	2,282,694
	Japan Transcity Corp.	12,000	54,823
	Japan Wool Textile Co., Ltd. (The)	20,600	170,364
	Jastec Co., Ltd.	2,800	27,925
	JBCC Holdings, Inc.	6,700	98,613
	JCR Pharmaceuticals Co., Ltd.	600	42,218
	JCU Corp.	10,500	196,950
	Jeol, Ltd.	18,700	420,207
	JFE Holdings, Inc.	68,600	906,960
#	JFLA Holdings, Inc.	7,200	27,580
	JGC Corp.	60,400	786,371
*	JIG-SAW, Inc.	800	36,741
	Jimoto Holdings, Inc.	65,400	58,734
	JINS Holdings, Inc.	4,100	215,831
	JK Holdings Co., Ltd.	7,900	39,873
	JMS Co., Ltd.	7,600	55,763
#	Joban Kosan Co., Ltd.	2,900	43,995
	J-Oil Mills, Inc.	4,200	150,590
	Joshin Denki Co., Ltd.	5,100	97,305
	JP-Holdings, Inc.	15,500	40,661

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JSP Corp.	5,300	$92,099
	JSR Corp.	26,500	437,645
	JTEKT Corp.	84,200	998,325
	Juki Corp.	19,000	171,565
	Juroku Bank, Ltd. (The)	12,700	258,935
	Justsystems Corp.	6,400	215,948
	JVCKenwood Corp.	99,600	222,743
	JXTG Holdings, Inc.	780,800	3,674,309
	K&O Energy Group, Inc.	5,800	78,490
*	Kadokawa Dwango	20,800	264,326
	Kadoya Sesame Mills, Inc.	500	18,604
	Kaga Electronics Co., Ltd.	6,900	104,970
	Kagome Co., Ltd.	5,600	129,734
	Kajima Corp.	121,000	1,556,167
	Kakaku.com, Inc.	19,300	400,883
	Kaken Pharmaceutical Co., Ltd.	9,400	455,377
	Kakiyasu Honten Co., Ltd.	3,800	74,649
	Kameda Seika Co., Ltd.	4,500	210,182
	Kamei Corp.	9,400	95,730
	Kamigumi Co., Ltd.	19,400	445,989
	Kanaden Corp.	6,900	88,415
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	71,044
	Kanamic Network Co., Ltd.	1,900	38,435
	Kanamoto Co., Ltd.	20,000	514,091
	Kandenko Co., Ltd.	38,600	336,551
	Kaneka Corp.	16,000	594,040
	Kaneko Seeds Co., Ltd.	4,100	48,097
	Kanematsu Corp.	39,600	454,328
	Kanematsu Electronics, Ltd.	6,100	167,308
	Kansai Electric Power Co., Inc. (The)	37,400	461,874
	Kansai Mirai Financial Group, Inc.	33,235	223,207
	Kansai Paint Co., Ltd.	8,600	169,822
	Kansai Super Market, Ltd.	3,900	38,853
	Kanto Denka Kogyo Co., Ltd.	28,800	196,788
	Kao Corp.	42,900	3,130,874
	Kappa Create Co., Ltd.	2,000	25,550
	Kasai Kogyo Co., Ltd.	14,200	116,510
	Katakura Industries Co., Ltd.	10,100	115,240
	Kato Sangyo Co., Ltd.	5,400	159,354
	Kato Works Co., Ltd.	4,000	71,402
	KAWADA TECHNOLOGIES, Inc.	1,900	130,290
#	Kawagishi Bridge Works Co., Ltd.	600	13,416
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,700	75,654
	Kawasaki Heavy Industries, Ltd.	42,500	924,708
*	Kawasaki Kisen Kaisha, Ltd.	32,674	417,417
	Kawasumi Laboratories, Inc.	6,200	43,514
	KDDI Corp.	165,200	4,310,315
	KeePer Technical Laboratory Co., Ltd.	800	9,136
	Keihan Holdings Co., Ltd.	31,600	1,280,772
	Keihanshin Building Co., Ltd.	13,600	149,881
	Keihin Co., Ltd.	1,500	17,043
	Keihin Corp.	26,600	369,198
	Keikyu Corp.	18,300	307,543
	Keio Corp.	5,700	352,704
	Keisei Electric Railway Co., Ltd.	10,399	382,241
	Keiyo Bank, Ltd. (The)	42,000	255,623
	Keiyo Co., Ltd.	17,900	77,598
	KEL Corp.	1,800	13,078
	Kenedix, Inc.	45,900	232,625

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co., Ltd.	4,700	$107,395
	Kewpie Corp.	19,500	441,264
	Key Coffee, Inc.	3,600	70,313
	Keyence Corp.	3,900	2,238,010
	KFC Holdings Japan, Ltd.	5,600	109,980
	KFC, Ltd.	1,500	23,386
	KH Neochem Co., Ltd.	8,300	205,640
	Kimoto Co., Ltd.	17,300	30,442
#	Kimura Chemical Plants Co., Ltd.	5,900	19,407
	Kinden Corp.	35,300	534,002
	King Co., Ltd.	4,000	24,349
#	King Jim Co., Ltd.	4,200	31,838
*	Kinki Sharyo Co., Ltd. (The)	1,800	27,892
	Kintetsu Department Store Co., Ltd.	2,400	68,510
	Kintetsu Group Holdings Co., Ltd.	14,200	673,267
	Kintetsu World Express, Inc.	23,600	316,464
	Kirin Holdings Co., Ltd.	59,600	1,292,620
	Kirindo Holdings Co., Ltd.	5,500	89,289
	Kissei Pharmaceutical Co., Ltd.	11,700	288,993
	Ki-Star Real Estate Co., Ltd.	5,100	76,794
	Kitagawa Corp.	5,100	98,615
	Kita-Nippon Bank, Ltd. (The)	2,900	48,055
	Kitano Construction Corp.	1,600	38,442
#	Kitanotatsujin Corp.	16,200	104,651
	Kito Corp.	15,500	229,510
	Kitz Corp.	25,100	170,542
	Kiyo Bank, Ltd. (The)	25,900	337,316
#*	KLab, Inc.	21,400	175,145
*	KNT-CT Holdings Co., Ltd.	3,300	39,821
	Koa Corp.	9,900	119,174
	Koatsu Gas Kogyo Co., Ltd.	12,700	97,238
	Kobayashi Metals, Ltd.	3,100	8,453
	Kobayashi Pharmaceutical Co., Ltd.	2,400	171,228
	Kobe Bussan Co., Ltd.	8,400	469,231
*	Kobe Electric Railway Co., Ltd.	2,100	76,737
	Kobe Steel, Ltd.	210,000	1,347,419
	Koei Tecmo Holdings Co., Ltd.	3,800	72,805
	Kohnan Shoji Co., Ltd.	4,700	102,449
	Kohsoku Corp.	5,000	57,318
	Koito Manufacturing Co., Ltd.	13,000	649,913
*	Kojima Co., Ltd.	14,600	63,614
	Kokusai Co., Ltd.	1,000	6,659
	Kokuyo Co., Ltd.	34,900	470,736
	KOMAIHALTEC, Inc.	900	13,397
	Komatsu Matere Co., Ltd.	12,900	91,762
	Komatsu Wall Industry Co., Ltd.	3,000	52,821
	Komatsu, Ltd.	150,900	3,374,184
	KOMEDA Holdings Co., Ltd.	14,000	259,258
	Komehyo Co., Ltd.	3,700	39,926
	Komeri Co., Ltd.	11,200	230,084
	Komori Corp.	21,200	214,085
	Konaka Co., Ltd.	9,600	36,904
	Konami Holdings Corp.	10,500	445,514
	Kondotec, Inc.	6,300	53,454
	Konica Minolta, Inc.	184,200	1,526,494
	Konishi Co., Ltd.	9,300	132,427
	Konoike Transport Co., Ltd.	11,000	170,193
	Konoshima Chemical Co., Ltd.	3,900	30,371
*	Kosaido Co., Ltd.	8,600	56,420

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kose Corp.	3,800	$647,758
	Kosei Securities Co., Ltd. (The)	3,000	17,243
#	Koshidaka Holdings Co., Ltd.	14,000	198,047
	Kotobuki Spirits Co., Ltd.	5,700	336,236
	Kourakuen Holdings Corp.	3,500	96,982
	Krosaki Harima Corp.	3,300	180,978
	KRS Corp.	3,700	66,856
	K's Holdings Corp.	57,600	525,201
	KU Holdings Co., Ltd.	2,700	21,527
	Kubota Corp., Sponsored ADR	1,000	77,230
	Kubota Corp.	18,000	277,659
	Kumagai Gumi Co., Ltd.	16,600	443,775
	Kumiai Chemical Industry Co., Ltd.	10,663	87,593
	Kunimine Industries Co., Ltd.	3,800	30,907
	Kura Sushi, Inc.	3,200	131,179
	Kurabo Industries, Ltd.	6,600	127,213
	Kuraray Co., Ltd.	130,500	1,543,396
	Kureha Corp.	4,100	271,604
	Kurimoto, Ltd.	4,400	59,602
	Kurita Water Industries, Ltd.	21,900	552,875
	Kuriyama Holdings Corp.	4,300	34,736
	Kushikatsu Tanaka Holdings Co.	1,100	19,791
	Kusuri no Aoki Holdings Co., Ltd.	3,900	257,860
*	KYB Corp.	7,500	212,843
	Kyocera Corp.	23,251	1,417,085
#	Kyoden Co., Ltd.	10,500	31,805
	Kyodo Printing Co., Ltd.	3,100	80,605
	Kyoei Steel, Ltd.	8,600	145,665
#	Kyokuto Boeki Kaisha, Ltd.	3,000	48,939
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,900	146,837
	Kyokuto Securities Co., Ltd.	9,100	76,408
	Kyokuyo Co., Ltd.	4,300	120,429
	KYORIN Holdings, Inc.	16,500	277,545
	Kyoritsu Maintenance Co., Ltd.	14,620	629,414
	Kyoritsu Printing Co., Ltd.	16,700	27,988
	Kyosan Electric Manufacturing Co., Ltd.	19,800	68,101
	Kyowa Electronic Instruments Co., Ltd.	4,300	16,529
	Kyowa Exeo Corp.	20,445	491,035
	Kyowa Kirin Co., Ltd.	4,000	65,924
	Kyowa Leather Cloth Co., Ltd.	5,900	42,562
	Kyudenko Corp.	12,200	377,739
	Kyushu Electric Power Co., Inc.	31,500	312,994
	Kyushu Financial Group, Inc.	90,299	342,701
	Kyushu Railway Co.	8,800	250,731
#	LAC Co., Ltd.	4,500	69,958
#	Lacto Japan Co., Ltd.	3,000	91,975
	Land Business Co., Ltd.	1,700	12,009
#*	Laox Co., Ltd.	10,000	28,996
	Lasertec Corp.	13,000	618,412
	Lawson, Inc.	7,900	394,775
	LEC, Inc.	10,800	126,743
	Lecip Holdings Corp.	1,400	10,366
#*	Leopalace21 Corp.	160,400	335,660
	Life Corp.	10,800	222,700
	LIFULL Co., Ltd.	13,100	60,572
#	Like Co., Ltd.	1,200	20,537
#*	LIKE Kidsnext Co., Ltd.	2,100	20,568
	Linical Co., Ltd.	2,800	27,059
#	Link And Motivation, Inc.	11,200	57,471

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lintec Corp.	17,800	$374,527
	Lion Corp.	17,000	333,721
*	Litalico, Inc.	1,900	33,175
	LIXIL Group Corp.	61,500	1,063,769
	LIXIL VIVA Corp.	14,800	179,864
	Look Holdings, Inc.	2,300	24,982
*	M&A Capital Partners Co., Ltd.	2,100	140,297
	M3, Inc.	41,900	844,096
	Mabuchi Motor Co., Ltd.	8,500	293,453
	Macnica Fuji Electronics Holdings, Inc.	20,299	281,634
	Macromill, Inc.	14,300	166,032
	Maeda Corp.	57,800	433,042
	Maeda Kosen Co., Ltd.	10,800	180,621
	Maeda Road Construction Co., Ltd.	17,300	367,114
	Maezawa Industries, Inc.	2,800	8,828
	Maezawa Kasei Industries Co., Ltd.	5,600	58,499
	Maezawa Kyuso Industries Co., Ltd.	4,100	72,831
	Makino Milling Machine Co., Ltd.	9,500	396,037
	Makita Corp.	5,800	191,237
	Mamezou Holdings Co., Ltd.	11,300	152,867
	Mandom Corp.	6,200	145,882
	Mani, Inc.	3,400	244,338
	MarkLines Co., Ltd.	2,000	34,108
	Mars Group Holdings Corp.	4,500	84,093
	Marubeni Corp.	115,900	751,330
	Marubun Corp.	6,700	35,934
	Marudai Food Co., Ltd.	8,700	162,602
	Marufuji Sheet Piling Co., Ltd.	400	8,152
	Maruha Nichiro Corp.	21,700	633,935
	Marui Group Co., Ltd.	33,300	719,443
	Maruichi Steel Tube, Ltd.	11,000	289,598
	Maruka Corp.	2,400	42,267
	Marusan Securities Co., Ltd.	19,600	98,584
#	Maruwa Co., Ltd.	5,000	307,526
#	Maruwa Unyu Kikan Co., Ltd.	4,400	188,049
	Maruyama Manufacturing Co., Inc.	900	9,466
#	Maruzen CHI Holdings Co., Ltd.	5,300	18,431
	Maruzen Showa Unyu Co., Ltd.	4,800	142,590
	Marvelous, Inc.	16,800	119,270
	Matching Service Japan Co., Ltd.	2,600	41,078
	Matsuda Sangyo Co., Ltd.	5,600	78,975
	Matsui Construction Co., Ltd.	8,200	51,027
#	Matsui Securities Co., Ltd.	19,400	161,051
	Matsumotokiyoshi Holdings Co., Ltd.	19,400	645,766
#	Matsuya Co., Ltd.	7,300	53,904
	Matsuyafoods Holdings Co., Ltd.	4,000	131,833
	Max Co., Ltd.	10,000	157,724
#	Maxell Holdings, Ltd.	21,900	279,974
	Maxvalu Tokai Co., Ltd.	2,400	43,031
	Mazda Motor Corp.	114,200	1,104,852
	McDonald's Holdings Co. Japan, Ltd.	3,700	166,140
	MCJ Co., Ltd.	34,200	250,091
	Mebuki Financial Group, Inc.	237,190	585,259
	MEC Co., Ltd.	4,400	43,385
	Media Do Holdings Co., Ltd.	1,600	50,954
#*	Medical Data Vision Co., Ltd.	3,400	34,050
	Medical System Network Co., Ltd.	15,500	75,691
	Medipal Holdings Corp.	21,700	460,945
	Medius Holdings Co., Ltd.	1,200	7,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Megachips Corp.	9,300	$138,797
	Megmilk Snow Brand Co., Ltd.	34,300	732,954
	Meidensha Corp.	20,800	320,640
	MEIJI Holdings Co., Ltd.	11,200	777,783
	Meiji Shipping Co., Ltd.	6,900	19,892
#	Meiko Electronics Co., Ltd.	13,700	231,097
#	Meiko Network Japan Co., Ltd.	9,100	78,378
	Meisei Industrial Co., Ltd.	15,100	104,307
	Meitec Corp.	8,300	427,757
	Meito Sangyo Co., Ltd.	4,200	53,241
	Meiwa Corp.	11,400	39,586
	Meiwa Estate Co., Ltd.	3,900	20,227
	Melco Holdings, Inc.	500	13,038
#	Members Co., Ltd.	900	16,185
	Menicon Co., Ltd.	13,100	481,758
	Mercuria Investment Co., Ltd.	900	6,037
#*	Metaps, Inc.	1,800	18,135
	METAWATER Co., Ltd.	1,700	56,891
	Michinoku Bank, Ltd. (The)	6,999	108,712
	Mie Kotsu Group Holdings, Inc.	32,300	167,912
	Mikuni Corp.	11,100	37,373
	Milbon Co., Ltd.	5,900	287,888
#	Mimaki Engineering Co., Ltd.	11,700	63,444
	Mimasu Semiconductor Industry Co., Ltd.	9,500	157,808
	Minebea Mitsumi, Inc.	74,661	1,274,275
#	Ministop Co., Ltd.	5,900	80,578
	Miraca Holdings, Inc.	29,400	664,733
	Miraial Co., Ltd.	2,200	28,348
	Mirait Holdings Corp.	19,200	283,477
	Miroku Jyoho Service Co., Ltd.	5,900	184,401
	Misawa Homes Co., Ltd.	12,100	118,129
	MISUMI Group, Inc.	16,500	370,285
	Mitani Corp.	1,900	94,002
	Mitani Sangyo Co., Ltd.	9,700	25,013
	Mitani Sekisan Co., Ltd.	1,400	38,366
	Mito Securities Co., Ltd.	34,700	63,523
	Mitsuba Corp.	21,000	124,952
	Mitsubishi Chemical Holdings Corp.	293,600	2,084,415
	Mitsubishi Corp.	103,400	2,776,526
	Mitsubishi Electric Corp.	189,300	2,472,396
	Mitsubishi Estate Co., Ltd.	68,200	1,255,353
	Mitsubishi Gas Chemical Co., Inc.	44,200	588,190
	Mitsubishi Heavy Industries, Ltd.	12,300	507,389
	Mitsubishi Kakoki Kaisha, Ltd.	3,200	46,888
	Mitsubishi Logisnext Co., Ltd.	16,000	163,593
	Mitsubishi Logistics Corp.	18,200	484,029
	Mitsubishi Materials Corp.	33,300	915,936
	Mitsubishi Motors Corp.	101,500	446,650
	Mitsubishi Paper Mills, Ltd.	11,200	58,220
	Mitsubishi Pencil Co., Ltd.	2,400	37,123
	Mitsubishi Research Institute, Inc.	3,500	128,238
	Mitsubishi Shokuhin Co., Ltd.	6,600	165,950
	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	60,356
	Mitsubishi Tanabe Pharma Corp.	34,900	394,017
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	47,200	234,584
	Mitsubishi UFJ Financial Group, Inc.	878,300	4,337,925
	Mitsubishi UFJ Lease & Finance Co., Ltd.	188,400	998,372
	Mitsuboshi Belting, Ltd.	9,100	166,837
	Mitsui & Co., Ltd., Sponsored ADR	336	109,731

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co., Ltd.	122,900	$1,997,968
	Mitsui Chemicals, Inc.	61,800	1,413,200
*	Mitsui E&S Holdings Co., Ltd.	32,700	286,558
	Mitsui Fudosan Co., Ltd.	37,500	846,532
#	Mitsui High-Tec, Inc.	6,800	79,942
	Mitsui Matsushima Holdings Co., Ltd.	3,800	45,192
	Mitsui Mining & Smelting Co., Ltd.	34,500	792,631
	Mitsui OSK Lines, Ltd.	33,900	831,432
	Mitsui Sugar Co., Ltd.	6,300	134,398
	Mitsui-Soko Holdings Co., Ltd.	13,400	189,872
	Mitsuuroko Group Holdings Co., Ltd.	13,100	101,389
	Mixi, Inc.	21,700	409,998
	Miyaji Engineering Group, Inc.	2,100	33,879
	Miyazaki Bank, Ltd. (The)	6,600	158,859
	Miyoshi Oil & Fat Co., Ltd.	3,800	38,064
	Mizuho Financial Group, Inc.	1,877,600	2,664,916
#	Mizuho Medy Co., Ltd.	800	18,304
	Mizuno Corp.	7,500	172,151
#*	Mobile Factory, Inc.	900	12,925
	Mochida Pharmaceutical Co., Ltd.	5,300	222,617
	Modec, Inc.	3,300	87,585
	Molitec Steel Co., Ltd.	5,800	19,537
#	Monex Group, Inc.	95,500	283,551
	Money Partners Group Co., Ltd.	8,500	21,915
	Monogatari Corp. (The)	3,400	288,996
	MonotaRO Co., Ltd.	20,400	445,342
	MORESCO Corp.	3,400	45,345
	Morinaga & Co., Ltd.	7,700	361,028
	Morinaga Milk Industry Co., Ltd.	22,800	884,771
	Morita Holdings Corp.	11,900	195,356
	Morito Co., Ltd.	7,000	52,101
#	Morozoff, Ltd.	900	40,599
	Mory Industries, Inc.	2,400	43,338
	MrMax Holdings, Ltd.	7,800	32,006
	MS&AD Insurance Group Holdings, Inc.	38,400	1,258,697
	MTI, Ltd.	16,600	119,901
#	Mugen Estate Co., Ltd.	6,100	31,649
	Murakami Corp.	400	8,694
	Murata Manufacturing Co., Ltd.	29,772	1,363,295
	Musashi Seimitsu Industry Co., Ltd.	32,000	418,714
	Musashino Bank, Ltd. (The)	13,000	251,108
	Mutoh Holdings Co., Ltd.	900	13,721
*	Mynet, Inc.	4,800	28,018
	N Field Co., Ltd.	3,400	21,375
	Nabtesco Corp.	25,700	692,345
	NAC Co., Ltd.	6,900	62,422
	Nachi-Fujikoshi Corp.	10,000	420,774
	Nagano Bank, Ltd. (The)	3,200	50,213
	Nagano Keiki Co., Ltd.	4,200	29,869
	Nagase & Co., Ltd.	40,200	585,685
	Nagatanien Holdings Co., Ltd.	6,000	114,200
	Nagawa Co., Ltd.	1,400	64,615
	Nagoya Railroad Co., Ltd.	16,100	443,227
	Naigai Trans Line, Ltd.	3,100	37,309
	Nakabayashi Co., Ltd.	9,300	46,796
	Nakamoto Packs Co., Ltd.	1,400	19,181
	Nakamuraya Co., Ltd.	900	35,232
	Nakanishi, Inc.	9,900	180,721
	Nakano Corp.	6,200	24,258

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakayama Steel Works, Ltd.	10,100	$44,492
	Nakayamafuku Co., Ltd.	6,200	30,068
	Nakayo, Inc.	1,200	18,362
	Namura Shipbuilding Co., Ltd.	20,900	55,109
	Nankai Electric Railway Co., Ltd.	16,300	390,530
	Nanto Bank, Ltd. (The)	12,500	268,415
	Narasaki Sangyo Co., Ltd.	1,400	22,607
	Natori Co., Ltd.	2,500	36,411
	NEC Capital Solutions, Ltd.	5,300	96,174
	NEC Corp.	50,500	2,064,403
	NEC Networks & System Integration Corp.	6,400	165,497
	NET One Systems Co., Ltd.	27,100	714,770
	Neturen Co., Ltd.	13,300	102,561
#*	New Japan Chemical Co., Ltd.	16,100	30,984
*	Nexon Co., Ltd.	17,900	283,330
	Nextage Co., Ltd.	8,800	99,438
#	Nexyz Group Corp.	3,200	59,057
	NGK Insulators, Ltd.	50,700	754,050
	NGK Spark Plug Co., Ltd.	38,700	738,959
	NH Foods, Ltd.	17,600	652,746
	NHK Spring Co., Ltd.	114,263	896,018
	Nicca Chemical Co., Ltd.	2,100	16,432
#*	Nice Holdings, Inc.	2,400	13,402
#	Nichia Steel Works, Ltd.	16,600	50,772
	Nichias Corp.	37,700	675,234
	Nichiban Co., Ltd.	4,000	69,385
	Nichicon Corp.	19,500	160,475
	Nichiden Corp.	5,800	101,771
	Nichiha Corp.	17,200	448,634
	NichiiGakkan Co., Ltd.	26,100	413,003
	Nichi-iko Pharmaceutical Co., Ltd.	32,200	368,963
	Nichirei Corp.	32,500	751,914
	Nichireki Co., Ltd.	9,600	96,180
	Nichirin Co., Ltd.	6,200	89,574
	Nidec Corp.	8,700	1,163,328
	Nifco, Inc.	30,200	744,839
	Nihon Chouzai Co., Ltd.	4,700	142,551
#*	Nihon Dempa Kogyo Co., Ltd.	11,800	52,078
	Nihon Dengi Co., Ltd.	1,400	36,386
	Nihon Denkei Co., Ltd.	2,600	33,698
	Nihon Eslead Corp.	3,000	47,040
	Nihon Flush Co., Ltd.	1,900	50,941
#	Nihon House Holdings Co., Ltd.	24,600	99,609
	Nihon Kagaku Sangyo Co., Ltd.	5,600	52,879
	Nihon Kohden Corp.	11,200	306,477
	Nihon M&A Center, Inc.	21,600	579,648
	Nihon Nohyaku Co., Ltd.	18,800	79,345
	Nihon Parkerizing Co., Ltd.	18,400	205,024
	Nihon Plast Co., Ltd.	7,600	48,387
	Nihon Tokushu Toryo Co., Ltd.	5,000	59,899
	Nihon Unisys, Ltd.	35,900	1,178,231
	Nihon Yamamura Glass Co., Ltd.	2,700	34,434
	Nikkato Corp.	2,700	16,605
	Nikkiso Co., Ltd.	15,900	203,496
	Nikko Co., Ltd.	2,100	56,216
	Nikkon Holdings Co., Ltd.	23,000	537,457
	Nikon Corp.	40,300	544,118
	Nintendo Co., Ltd.	1,600	588,628
	Nippi, Inc.	1,000	30,847

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippo Corp.	16,000	$304,822
	Nippon Air Conditioning Services Co., Ltd.	6,100	40,482
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	88,350
	Nippon Carbide Industries Co., Inc.	3,800	46,200
#	Nippon Carbon Co., Ltd.	5,800	222,546
	Nippon Chemical Industrial Co., Ltd.	3,000	58,136
	Nippon Chemi-Con Corp.	9,500	145,400
	Nippon Chemiphar Co., Ltd.	900	23,502
	Nippon Coke & Engineering Co., Ltd.	109,500	94,211
	Nippon Commercial Development Co., Ltd.	7,300	101,504
#	Nippon Computer Dynamics Co., Ltd.	1,800	14,150
	Nippon Concept Corp.	5,400	60,118
	Nippon Concrete Industries Co., Ltd.	16,800	43,192
#	Nippon Denko Co., Ltd.	42,600	73,171
	Nippon Densetsu Kogyo Co., Ltd.	13,300	254,819
	Nippon Electric Glass Co., Ltd.	20,300	453,976
	Nippon Express Co., Ltd.	20,200	1,138,482
	Nippon Filcon Co., Ltd.	6,000	26,673
	Nippon Fine Chemical Co., Ltd.	4,800	52,580
	Nippon Flour Mills Co., Ltd.	21,600	340,650
	Nippon Gas Co., Ltd.	24,100	676,446
	Nippon Hume Corp.	9,000	57,578
	Nippon Kanzai Co., Ltd.	2,200	37,058
	Nippon Kayaku Co., Ltd.	40,900	480,903
	Nippon Kinzoku Co., Ltd.	2,800	22,204
#	Nippon Kodoshi Corp.	3,100	42,000
	Nippon Koei Co., Ltd.	5,400	118,464
	Nippon Koshuha Steel Co., Ltd.	3,200	13,061
	Nippon Light Metal Holdings Co., Ltd.	355,400	649,701
	Nippon Paint Holdings Co., Ltd.	10,200	443,804
	Nippon Paper Industries Co., Ltd.	37,300	657,643
	Nippon Parking Development Co., Ltd., Class C	60,600	94,311
	Nippon Pillar Packing Co., Ltd.	8,400	81,018
	Nippon Piston Ring Co., Ltd.	2,400	30,563
	Nippon Road Co., Ltd. (The)	2,700	150,207
	Nippon Seiki Co., Ltd.	16,900	295,995
	Nippon Seisen Co., Ltd.	1,200	29,262
#*	Nippon Sharyo, Ltd.	4,800	109,806
	Nippon Sheet Glass Co., Ltd.	66,700	417,116
	Nippon Shinyaku Co., Ltd.	800	57,648
	Nippon Shokubai Co., Ltd.	7,300	473,806
	Nippon Signal Co., Ltd.	18,400	204,223
	Nippon Soda Co., Ltd.	10,000	251,516
	Nippon Steel Corp.	97,099	1,521,263
	Nippon Steel Trading Corp.	5,900	236,791
	Nippon Suisan Kaisha, Ltd.	161,400	1,017,120
	Nippon Systemware Co., Ltd.	3,100	79,132
	Nippon Telegraph & Telephone Corp.	27,000	1,218,539
	Nippon Thompson Co., Ltd.	23,300	106,706
	Nippon Tungsten Co., Ltd.	800	15,078
	Nippon View Hotel Co., Ltd.	2,800	37,602
#	Nippon Yakin Kogyo Co., Ltd.	46,900	89,687
	Nippon Yusen K.K.	39,200	653,092
	Nipro Corp.	73,400	813,711
	Nishikawa Rubber Co., Ltd.	300	4,985
	Nishimatsu Construction Co., Ltd.	22,700	428,908
#	Nishimatsuya Chain Co., Ltd.	16,600	133,833
	Nishi-Nippon Financial Holdings, Inc.	55,500	392,051
	Nishi-Nippon Railroad Co., Ltd.	15,500	326,972

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishio Rent All Co., Ltd.	12,200	$341,058
	Nissan Chemical Corp.	15,200	664,716
	Nissan Motor Co., Ltd.	508,200	3,303,261
	Nissan Shatai Co., Ltd.	27,700	231,669
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	28,048
	Nissei ASB Machine Co., Ltd.	4,200	104,929
	Nissei Corp.	1,700	19,342
	Nissei Plastic Industrial Co., Ltd.	5,600	53,985
	Nissha Co., Ltd.	14,100	163,416
	Nisshin Fudosan Co.	12,600	54,006
	Nisshin Oillio Group, Ltd. (The)	11,500	335,103
	Nisshin Seifun Group, Inc.	7,300	137,958
	Nisshinbo Holdings, Inc.	62,748	488,578
	Nissin Corp.	5,600	89,498
	Nissin Electric Co., Ltd.	17,100	196,461
	Nissin Foods Holdings Co., Ltd.	2,400	148,971
	Nissin Kogyo Co., Ltd.	16,500	226,735
	Nissin Sugar Co., Ltd.	5,400	97,848
	Nissui Pharmaceutical Co., Ltd.	6,300	69,991
	Nitori Holdings Co., Ltd.	2,300	310,191
	Nitta Corp.	8,300	228,859
	Nitta Gelatin, Inc.	5,000	32,571
	Nittan Valve Co., Ltd.	12,900	35,067
	Nittetsu Mining Co., Ltd.	2,600	112,667
	Nitto Boseki Co., Ltd.	8,700	195,531
	Nitto Denko Corp.	27,700	1,364,221
	Nitto Fuji Flour Milling Co., Ltd.	800	47,632
	Nitto Kogyo Corp.	9,700	184,679
	Nitto Kohki Co., Ltd.	5,000	100,140
	Nitto Seiko Co., Ltd.	14,600	76,363
	Nittoc Construction Co., Ltd.	10,600	58,064
	NJS Co., Ltd.	2,700	42,654
#	nms Holdings Co.	6,300	24,759
	Noda Corp.	5,100	35,333
	Noevir Holdings Co., Ltd.	5,300	276,648
	NOF Corp.	20,700	740,942
	Nohmi Bosai, Ltd.	5,500	112,036
	Nojima Corp.	17,900	288,207
	NOK Corp.	28,500	418,412
	Nomura Co., Ltd.	19,600	265,409
	Nomura Holdings, Inc.	294,500	946,586
#	Nomura Holdings, Inc., Sponsored ADR	10,300	34,711
	Nomura Real Estate Holdings, Inc.	31,300	633,824
	Nomura Research Institute, Ltd.	12,309	217,940
	Noritake Co., Ltd.	4,200	163,617
	Noritsu Koki Co., Ltd.	7,800	136,163
	Noritz Corp.	12,200	149,323
	North Pacific Bank, Ltd.	124,800	278,242
	Nozawa Corp.	2,600	16,365
	NS Solutions Corp.	9,300	313,294
	NS Tool Co., Ltd.	4,900	90,895
	NS United Kaiun Kaisha, Ltd.	5,100	113,062
	NSD Co., Ltd.	6,170	190,047
	NSK, Ltd.	107,300	907,260
	NTN Corp.	331,200	919,086
	NTT Data Corp.	36,000	472,691
	NTT DOCOMO, Inc.	181,600	4,354,292
	NuFlare Technology, Inc.	900	63,569
#	OAK Capital Corp.	22,700	29,267

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oat Agrio Co., Ltd.	2,000	$23,814
	Obara Group, Inc.	5,900	204,218
	Obayashi Corp.	150,200	1,422,548
	Obic Co., Ltd.	1,700	181,136
	Odakyu Electric Railway Co., Ltd.	24,399	544,734
	Odelic Co., Ltd.	2,100	77,265
	Oenon Holdings, Inc.	16,000	56,401
	Ogaki Kyoritsu Bank, Ltd. (The)	14,100	303,279
#	Ohara, Inc.	2,000	26,477
	Ohashi Technica, Inc.	4,800	64,795
	Ohba Co., Ltd.	4,600	25,824
	Ohsho Food Service Corp.	3,600	221,329
	Oiles Corp.	8,900	126,284
	Oita Bank, Ltd. (The)	6,200	175,680
	Oji Holdings Corp.	255,700	1,322,290
	Okabe Co., Ltd.	14,700	113,063
	Okada Aiyon Corp.	800	9,270
	Okamoto Industries, Inc.	3,600	167,034
#	Okamoto Machine Tool Works, Ltd.	1,900	47,830
	Okamura Corp.	19,500	190,096
	Okasan Securities Group, Inc.	60,000	214,473
	Oki Electric Industry Co., Ltd.	55,400	736,868
	Okinawa Cellular Telephone Co.	4,700	157,070
	Okinawa Electric Power Co., Inc. (The)	10,483	163,032
	OKK Corp.	2,400	17,562
	OKUMA Corp.	6,999	363,883
	Okumura Corp.	12,000	341,903
	Okura Industrial Co., Ltd.	3,400	54,542
	Okuwa Co., Ltd.	12,000	118,572
	Olympus Corp.	110,700	1,206,948
	Omron Corp.	22,500	1,070,469
	Ono Pharmaceutical Co., Ltd.	14,300	259,447
	ONO Sokki Co., Ltd.	3,300	15,684
	Onoken Co., Ltd.	7,600	95,545
	Onward Holdings Co., Ltd.	44,600	228,733
	Ootoya Holdings Co., Ltd.	1,000	20,155
*	Open Door, Inc.	2,300	57,823
	Open House Co., Ltd.	12,000	522,804
	Optex Group Co., Ltd.	6,800	85,883
	Oracle Corp.	3,700	307,211
	Organo Corp.	3,000	106,226
	Orient Corp.	183,000	214,159
	Oriental Land Co., Ltd.	6,400	844,451
	Origin Co., Ltd.	2,100	27,657
	ORIX Corp.	290,500	4,145,995
	Osaka Gas Co., Ltd.	29,500	541,933
	Osaka Organic Chemical Industry, Ltd.	8,500	78,940
	Osaka Soda Co., Ltd.	4,400	107,239
	Osaka Steel Co., Ltd.	6,000	91,942
	OSAKA Titanium Technologies Co., Ltd.	8,900	145,091
	Osaki Electric Co., Ltd.	17,900	107,537
	OSG Corp.	33,900	672,870
	OSJB Holdings Corp.	37,300	84,247
	Otsuka Corp.	6,800	268,137
	Otsuka Holdings Co., Ltd.	15,500	570,012
#*	Otsuka Kagu, Ltd.	5,900	11,159
	Outsourcing, Inc.	30,900	367,823
	Oval Corp.	3,700	8,318
	Oyo Corp.	9,400	95,113

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pacific Industrial Co., Ltd.	18,600	$261,799
	Pacific Metals Co., Ltd.	7,000	132,711
	Pack Corp. (The)	3,200	96,633
	PAL GROUP Holdings Co., Ltd.	6,000	187,084
	PALTAC Corp.	9,600	468,624
	Paltek Corp.	3,100	15,185
	Pan Pacific International Holdings Corp.	6,700	428,633
	Panasonic Corp.	388,700	3,277,581
#	PAPYLESS Co., Ltd.	500	9,783
	Paraca, Inc.	2,700	51,680
	Paramount Bed Holdings Co., Ltd.	4,700	179,754
#	Parco Co., Ltd.	7,400	80,999
	Paris Miki Holdings, Inc.	10,400	32,098
	Park24 Co., Ltd.	24,500	529,526
#*	Pasco Corp.	1,600	12,770
	Pasona Group, Inc.	12,400	188,783
	PC Depot Corp.	14,100	58,916
	PCI Holdings, Inc.	1,000	20,421
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	30,124
	Penta-Ocean Construction Co., Ltd.	177,600	860,044
	Pepper Food Service Co., Ltd.	3,800	58,784
*	PeptiDream, Inc.	10,300	572,960
	Persol Holdings Co., Ltd.	13,800	333,780
#*	Phil Co., Inc.	500	15,646
	PIA Corp.	1,900	80,283
#	Pigeon Corp.	13,000	474,043
	Pilot Corp.	10,200	385,242
	Piolax, Inc.	9,300	166,755
	Plant Co., Ltd.	1,200	8,409
	Plenus Co., Ltd.	5,600	92,007
	Pola Orbis Holdings, Inc.	7,200	180,948
	Poletowin Pitcrew Holdings, Inc.	12,000	128,149
	Press Kogyo Co., Ltd.	37,100	167,662
#	Pressance Corp.	23,400	325,704
	Prestige International, Inc.	14,800	226,609
	Prima Meat Packers, Ltd.	17,900	335,104
	Pronexus, Inc.	4,200	41,758
	Properst Co., Ltd.	10,900	14,667
	Pro-Ship, Inc.	2,400	27,519
#*	Prospect Co., Ltd.	169,000	34,106
	Proto Corp.	6,400	66,591
	PS Mitsubishi Construction Co., Ltd.	16,400	94,551
	Punch Industry Co., Ltd.	8,700	44,374
	Qol Holdings Co., Ltd.	14,200	213,428
	Quick Co., Ltd.	4,000	59,605
	Raccoon Holdings, Inc.	3,100	17,925
	Raito Kogyo Co., Ltd.	19,300	253,998
	Raiznext Corp.	14,900	158,540
	Rakus Co., Ltd.	3,800	97,062
	Rakuten, Inc.	230,400	2,349,898
	Rasa Corp.	2,800	21,144
	Rasa Industries, Ltd.	4,400	59,642
	Raysum Co., Ltd.	9,600	91,026
	RECOMM Co., Ltd.	8,000	10,389
	Recruit Holdings Co., Ltd.	103,800	3,514,925
	Relia, Inc.	11,000	129,944
	Relo Group, Inc.	13,900	368,347
	Renaissance, Inc.	4,300	63,687
*	Renesas Electronics Corp.	113,500	667,070

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rengo Co., Ltd.	75,500	$573,317
#*	RENOVA, Inc.	8,800	68,340
#*	Renown, Inc.	28,000	31,828
	Resol Holdings Co., Ltd.	500	18,541
	Resona Holdings, Inc.	258,200	1,052,592
	Resorttrust, Inc.	44,400	643,196
	Restar Holdings Corp.	9,600	144,314
#	Retail Partners Co., Ltd.	4,200	47,059
	Rheon Automatic Machinery Co., Ltd.	6,000	100,683
	Rhythm Watch Co., Ltd.	2,400	27,942
	Riberesute Corp.	4,400	33,232
	Ricoh Co., Ltd.	106,900	979,135
	Ricoh Leasing Co., Ltd.	6,300	193,492
	Ride On Express Holdings Co., Ltd.	2,800	36,018
#	Right On Co., Ltd.	6,500	42,632
	Riken Corp.	3,700	144,016
	Riken Keiki Co., Ltd.	2,900	51,328
	Riken Technos Corp.	16,000	74,805
	Riken Vitamin Co., Ltd.	2,200	69,066
#	Ringer Hut Co., Ltd.	5,000	117,241
	Rinnai Corp.	6,500	438,040
	Rion Co., Ltd.	1,800	39,666
	Riso Kagaku Corp.	6,100	96,255
	Riso Kyoiku Co., Ltd.	38,100	178,001
	Rock Field Co., Ltd.	5,600	72,366
	Rohm Co., Ltd.	11,900	829,337
	Rohto Pharmaceutical Co., Ltd.	11,300	325,493
#	Rokko Butter Co., Ltd.	6,000	99,089
	Roland DG Corp.	8,500	178,248
#	Rorze Corp.	4,300	104,579
	Round One Corp.	44,300	673,333
#	Royal Holdings Co., Ltd.	12,600	312,750
#*	Royal Hotel, Ltd. (The)	800	12,767
	RS Technologies Co., Ltd.	2,300	71,269
*	RVH, Inc.	6,700	11,389
	Ryobi, Ltd.	14,700	272,473
	Ryoden Corp.	7,100	106,158
	Ryohin Keikaku Co., Ltd.	3,200	568,009
	Ryosan Co., Ltd.	7,800	190,475
	Ryoyo Electro Corp.	8,900	147,649
	S Foods, Inc.	4,800	147,357
	Sac's Bar Holdings, Inc.	7,200	62,210
#	Sagami Rubber Industries Co., Ltd.	3,000	46,448
	Saibu Gas Co., Ltd.	10,000	208,556
	Saizeriya Co., Ltd.	12,800	299,164
	Sakai Chemical Industry Co., Ltd.	5,400	124,098
	Sakai Heavy Industries, Ltd.	1,400	37,744
	Sakai Moving Service Co., Ltd.	6,200	369,283
	Sakai Ovex Co., Ltd.	1,700	28,708
	Sakata INX Corp.	16,100	161,654
	Sakura Internet, Inc.	5,400	31,466
	Sala Corp.	23,500	125,517
	SAMTY Co., Ltd.	10,200	162,471
	San Holdings, Inc.	2,000	42,177
	San ju San Financial Group, Inc.	7,790	115,721
	San-A Co., Ltd.	4,900	196,723
	San-Ai Oil Co., Ltd.	24,100	231,855
*	Sanden Holdings Corp.	12,400	58,949
	Sanei Architecture Planning Co., Ltd.	6,600	91,962

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sangetsu Corp.	10,400	$188,490
	San-In Godo Bank, Ltd. (The)	60,700	366,661
*	Sanix, Inc.	10,400	21,953
	Sanken Electric Co., Ltd.	16,800	351,168
	Sanki Engineering Co., Ltd.	17,200	193,739
#	Sanko Gosei, Ltd.	13,400	45,490
	Sanko Metal Industrial Co., Ltd.	1,400	31,336
	Sankyo Co., Ltd.	9,400	323,613
	Sankyo Frontier Co., Ltd.	1,000	30,925
	Sankyo Seiko Co., Ltd.	13,000	60,196
	Sankyo Tateyama, Inc.	9,700	108,835
	Sankyu, Inc.	18,000	966,394
#	Sanoh Industrial Co., Ltd.	12,800	59,741
#	Sanoyas Holdings Corp.	9,000	16,424
	Sansei Landic Co., Ltd.	4,200	28,850
#	Sansei Technologies, Inc.	2,300	24,702
	Sansha Electric Manufacturing Co., Ltd.	4,500	31,207
	Sanshin Electronics Co., Ltd.	7,300	122,291
	Santen Pharmaceutical Co., Ltd.	18,700	301,341
	Sanwa Holdings Corp.	51,700	576,380
	Sanyo Chemical Industries, Ltd.	4,900	232,872
	Sanyo Denki Co., Ltd.	3,600	155,665
	Sanyo Electric Railway Co., Ltd.	4,800	93,951
#	Sanyo Engineering & Construction, Inc.	2,400	15,154
#	Sanyo Housing Nagoya Co., Ltd.	4,700	42,053
	Sanyo Shokai, Ltd.	4,800	67,668
	Sanyo Special Steel Co., Ltd.	8,500	116,502
	Sanyo Trading Co., Ltd.	6,000	134,420
	Sapporo Holdings, Ltd.	38,600	870,639
	Sata Construction Co., Ltd.	4,100	14,998
	Sato Holdings Corp.	13,300	321,238
	Sato Shoji Corp.	4,400	35,658
#	Satori Electric Co., Ltd.	4,900	39,672
	Sawada Holdings Co., Ltd.	6,100	50,141
	Sawai Pharmaceutical Co., Ltd.	16,400	904,826
	Saxa Holdings, Inc.	2,800	52,981
	SBI Holdings, Inc.	42,400	964,004
	SBS Holdings, Inc.	14,100	207,934
#	Scala, Inc.	11,600	99,574
	SCREEN Holdings Co., Ltd.	19,000	1,029,532
	Scroll Corp.	9,700	30,231
	SCSK Corp.	5,900	280,112
	Secom Co., Ltd.	9,400	736,687
#	Seed Co., Ltd.	8,100	78,946
	Sega Sammy Holdings, Inc.	41,600	533,271
	Seibu Holdings, Inc.	44,000	691,791
	Seika Corp.	3,700	46,273
	Seikagaku Corp.	12,100	132,727
	Seikitokyu Kogyo Co., Ltd.	17,800	109,186
	Seiko Epson Corp.	69,500	1,022,736
	Seiko Holdings Corp.	18,000	349,648
	Seiko PMC Corp.	5,800	40,660
	Seino Holdings Co., Ltd.	38,800	483,279
	Seiren Co., Ltd.	14,500	199,610
	Sekisui Chemical Co., Ltd.	91,100	1,346,552
#	Sekisui House, Ltd.	65,600	1,102,957
	Sekisui Jushi Corp.	9,000	171,434
	Sekisui Plastics Co., Ltd.	8,400	58,743
	Senko Group Holdings Co., Ltd.	68,100	533,538

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Senshu Electric Co., Ltd.	3,000	$74,456
	Senshu Ikeda Holdings, Inc.	104,400	191,519
*	Senshukai Co., Ltd.	11,500	33,758
	Seria Co., Ltd.	13,000	303,937
	Seven & I Holdings Co., Ltd.	109,600	3,740,422
	Seven Bank, Ltd.	182,900	494,824
	SFP Holdings Co., Ltd.	4,600	91,399
	Sharp Corp.	24,400	306,039
#	Shibaura Electronics Co., Ltd.	3,500	94,011
	Shibaura Mechatronics Corp.	2,600	73,745
	Shibusawa Warehouse Co., Ltd. (The)	4,200	70,102
	Shibuya Corp.	6,500	179,737
*	Shidax Corp.	6,000	12,785
*	SHIFT, Inc.	1,700	78,807
	Shiga Bank, Ltd. (The)	16,800	370,505
	Shikoku Bank, Ltd. (The)	15,500	133,684
	Shikoku Chemicals Corp.	10,000	104,920
	Shikoku Electric Power Co., Inc.	24,200	227,629
#	Shima Seiki Manufacturing, Ltd.	11,600	339,027
	Shimachu Co., Ltd.	15,500	342,046
	Shimadzu Corp.	12,000	288,129
	Shimamura Co., Ltd.	5,800	410,112
	Shimane Bank, Ltd. (The)	1,900	12,113
	Shimano, Inc.	2,700	381,184
	Shimizu Bank, Ltd. (The)	4,300	73,290
	Shimizu Corp.	105,000	844,970
	Shimojima Co., Ltd.	1,200	12,096
	Shin Nippon Air Technologies Co., Ltd.	2,900	47,373
	Shin Nippon Biomedical Laboratories, Ltd.	11,700	78,577
	Shinagawa Refractories Co., Ltd.	2,700	71,292
	Shindengen Electric Manufacturing Co., Ltd.	3,400	110,367
	Shin-Etsu Chemical Co., Ltd.	26,400	2,687,939
	Shin-Etsu Polymer Co., Ltd.	18,100	127,312
	Shin-Keisei Electric Railway Co., Ltd.	1,000	18,791
	Shinko Electric Industries Co., Ltd.	30,000	241,249
	Shinko Shoji Co., Ltd.	8,500	149,609
	Shinmaywa Industries, Ltd.	27,600	344,987
	Shinnihon Corp.	15,800	124,203
#	Shinoken Group Co., Ltd.	16,400	120,168
	Shinsei Bank, Ltd.	39,300	593,625
	Shinsho Corp.	2,200	46,037
	Shinwa Co., Ltd.	2,500	52,056
	Shionogi & Co., Ltd.	9,300	514,895
	Ship Healthcare Holdings, Inc.	20,300	912,206
	Shiseido Co., Ltd.	37,200	2,737,345
	Shizuki Electric Co., Inc.	3,000	16,034
	Shizuoka Bank, Ltd. (The)	64,000	442,510
	Shizuoka Gas Co., Ltd.	30,500	235,724
*	Shobunsha Publications, Inc.	2,300	8,145
#	Shoei Co., Ltd.	4,400	183,716
#	Shoei Foods Corp.	4,100	117,284
	Shofu, Inc.	5,000	63,788
*	Shoko Co., Ltd.	2,500	14,988
	Showa Corp.	38,400	516,542
	Showa Denko K.K.	62,800	1,684,754
	Showa Sangyo Co., Ltd.	6,200	174,870
	Showa Shinku Co., Ltd.	2,000	23,595
	Sigma Koki Co., Ltd.	1,100	11,950
	SIGMAXYZ, Inc.	4,600	58,352

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Siix Corp.	20,000	$252,588
	Sinanen Holdings Co., Ltd.	3,200	52,183
	Sinfonia Technology Co., Ltd.	13,800	158,172
	Sinko Industries, Ltd.	5,800	82,893
	Sintokogio, Ltd.	16,300	137,214
	SK-Electronics Co., Ltd.	5,500	118,284
	SKY Perfect JSAT Holdings, Inc.	61,300	241,876
	Skylark Holdings Co., Ltd.	60,800	1,060,963
	SMC Corp.	1,000	362,362
	SMK Corp.	1,799	44,269
	SMS Co., Ltd.	20,800	461,845
	SNT Corp.	10,200	31,539
	Soda Nikka Co., Ltd.	8,400	43,594
	Sodick Co., Ltd.	27,400	245,365
	SoftBank Group Corp.	194,744	9,943,269
#	Softbank Technology Corp.	4,400	88,995
	Softbrain Co., Ltd.	18,000	97,273
	Softcreate Holdings Corp.	3,200	51,585
#	Software Service, Inc.	700	66,865
	Sogo Medical Holdings Co., Ltd.	10,400	157,165
	Sohgo Security Services Co., Ltd.	9,100	441,135
	Sojitz Corp.	171,600	536,128
	Soken Chemical & Engineering Co., Ltd.	3,000	44,690
	Solasto Corp.	15,200	165,866
#	Soliton Systems K.K.	3,100	31,300
	Sompo Holdings, Inc.	23,800	985,628
#*	So-net Media Networks Corp.	700	5,623
	Sony Corp.	99,700	5,670,329
#	Sony Corp., Sponsored ADR	9,300	528,798
	Sony Financial Holdings, Inc.	16,800	407,012
	Sotetsu Holdings, Inc.	11,600	306,353
	Sotoh Co., Ltd.	1,600	14,359
	Space Co., Ltd.	2,550	27,135
	Space Value Holdings Co., Ltd.	17,400	80,706
	Sparx Group Co., Ltd.	61,900	128,312
	SPK Corp.	1,800	43,268
	Square Enix Holdings Co., Ltd.	7,400	252,412
	SRA Holdings	5,500	123,306
	St Marc Holdings Co., Ltd.	9,200	195,363
	Stanley Electric Co., Ltd.	32,500	805,893
	Star Mica Holdings Co., Ltd.	6,200	102,642
	Star Micronics Co., Ltd.	22,800	299,169
	Starts Corp., Inc.	24,100	569,695
	Starzen Co., Ltd.	2,800	107,774
	St-Care Holding Corp.	8,200	38,388
	Stella Chemifa Corp.	4,300	120,927
	Step Co., Ltd.	1,700	23,790
	Strike Co., Ltd.	2,500	60,510
	Studio Alice Co., Ltd.	6,800	125,854
*	Studio Atao Co., Ltd.	1,600	12,247
	Subaru Corp.	87,100	2,029,973
#	Subaru Enterprise Co., Ltd.	600	33,945
	Sugi Holdings Co., Ltd.	4,800	231,054
	Sugimoto & Co., Ltd.	4,500	79,788
	SUMCO Corp.	115,900	1,518,974
	Sumida Corp.	18,600	196,284
#	Suminoe Textile Co., Ltd.	2,300	61,870
	Sumiseki Holdings, Inc.	15,700	19,113
	Sumitomo Bakelite Co., Ltd.	10,200	346,975

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Chemical Co., Ltd.	388,000	$1,769,364
	Sumitomo Corp.	86,100	1,277,609
	Sumitomo Dainippon Pharma Co., Ltd.	22,000	404,022
	Sumitomo Densetsu Co., Ltd.	6,400	113,454
	Sumitomo Electric Industries, Ltd.	116,500	1,441,446
	Sumitomo Forestry Co., Ltd.	84,700	1,060,193
	Sumitomo Heavy Industries, Ltd.	33,200	1,070,321
	Sumitomo Metal Mining Co., Ltd.	33,700	957,215
	Sumitomo Mitsui Construction Co., Ltd.	110,620	587,998
	Sumitomo Mitsui Financial Group, Inc.	100,200	3,503,971
	Sumitomo Mitsui Trust Holdings, Inc.	26,500	905,726
	Sumitomo Osaka Cement Co., Ltd.	15,900	607,234
	Sumitomo Precision Products Co., Ltd.	1,100	27,735
	Sumitomo Realty & Development Co., Ltd.	23,900	869,648
	Sumitomo Riko Co., Ltd.	23,700	183,915
	Sumitomo Rubber Industries, Ltd.	131,095	1,430,966
	Sumitomo Seika Chemicals Co., Ltd.	5,100	159,312
	Sumitomo Warehouse Co., Ltd. (The)	23,400	301,325
	Sun Frontier Fudousan Co., Ltd.	22,700	230,802
	Suncall Corp.	4,300	19,876
	Sundrug Co., Ltd.	20,300	561,277
	Suntory Beverage & Food, Ltd.	10,000	396,784
	Sun-Wa Technos Corp.	3,900	27,894
*	Suruga Bank, Ltd.	44,100	167,308
	Sushiro Global Holdings, Ltd.	4,400	269,859
	Suzuken Co., Ltd.	7,270	400,628
	Suzuki Co., Ltd.	6,500	38,035
	Suzuki Motor Corp.	31,600	1,235,827
	SWCC Showa Holdings Co., Ltd.	14,200	112,970
	Sysmex Corp.	15,900	1,154,389
#	System Information Co., Ltd.	2,800	31,730
	System Research Co., Ltd.	800	29,795
	Systemsoft Corp.	10,400	12,293
	Systena Corp.	21,300	353,965
	Syuppin Co., Ltd.	5,100	34,621
	T Hasegawa Co., Ltd.	12,000	212,175
	T RAD Co., Ltd.	4,400	74,868
	T&D Holdings, Inc.	84,400	947,798
	T&K Toka Co., Ltd.	7,600	67,766
	Tachibana Eletech Co., Ltd.	6,980	108,252
#	Tachikawa Corp.	4,700	57,824
	Tachi-S Co., Ltd.	11,400	146,083
	Tadano, Ltd.	39,300	353,360
	Taihei Dengyo Kaisha, Ltd.	5,900	121,899
	Taiheiyo Cement Corp.	33,400	938,050
	Taiheiyo Kouhatsu, Inc.	4,300	29,841
	Taiho Kogyo Co., Ltd.	7,500	53,305
	Taikisha, Ltd.	5,600	167,024
	Taiko Bank, Ltd. (The)	2,700	45,720
	Taisei Corp.	50,400	1,738,836
	Taisei Lamick Co., Ltd.	1,700	45,233
	Taisei Oncho Co., Ltd.	1,400	24,251
	Taisho Pharmaceutical Holdings Co., Ltd.	3,400	259,251
	Taiyo Holdings Co., Ltd.	5,000	153,377
	Taiyo Nippon Sanso Corp.	33,900	695,092
#	Taiyo Yuden Co., Ltd.	54,000	1,068,123
#	Takachiho Koheki Co., Ltd.	2,500	24,436
	Takamatsu Construction Group Co., Ltd.	3,800	79,829
#	Takamatsu Machinery Co., Ltd.	1,100	8,568

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamiya Co., Ltd.	13,500	$98,115
	Takano Co., Ltd.	5,000	36,304
	Takaoka Toko Co., Ltd.	4,200	46,061
	Takara Bio, Inc.	1,200	23,570
	Takara Holdings, Inc.	10,600	109,404
	Takara Leben Co., Ltd.	56,100	195,806
	Takara Printing Co., Ltd.	1,000	15,047
	Takara Standard Co., Ltd.	14,400	225,728
	Takasago International Corp.	5,500	150,954
	Takasago Thermal Engineering Co., Ltd.	10,300	159,014
	Takashima & Co., Ltd.	1,700	26,178
	Takashimaya Co., Ltd.	63,300	726,104
	Take And Give Needs Co., Ltd.	6,700	62,397
	TAKEBISHI Corp.	3,200	42,283
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,700	65,120
	Takeda Pharmaceutical Co., Ltd.	57,153	1,966,971
	Takeei Corp.	9,800	88,067
	Takemoto Yohki Co., Ltd.	3,800	40,727
	Takeuchi Manufacturing Co., Ltd.	18,700	289,218
	Takihyo Co., Ltd.	1,900	32,453
	Takisawa Machine Tool Co., Ltd.	2,200	28,577
	Takuma Co., Ltd.	19,100	226,644
	Tama Home Co., Ltd.	11,900	164,681
	Tamron Co., Ltd.	4,200	93,978
	Tamura Corp.	30,000	168,943
	Tanabe Engineering Corp.	1,500	10,387
#	Tanseisha Co., Ltd.	17,450	206,955
#*	Tateru, Inc.	6,600	11,325
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	71,935
	Tayca Corp.	6,000	126,194
	Tazmo Co., Ltd.	3,900	31,209
	Tbk Co., Ltd.	7,400	27,095
	TDC Soft, Inc.	8,600	68,978
	TDK Corp.	31,600	2,426,164
	Tear Corp.	3,400	20,079
	TechMatrix Corp.	7,000	139,851
	Techno Ryowa, Ltd.	1,900	13,877
	Techno Smart Corp.	800	4,953
	TechnoPro Holdings, Inc.	11,500	649,402
	Tecnos Japan, Inc.	3,200	18,143
	Teijin, Ltd.	121,400	2,100,302
	Teikoku Electric Manufacturing Co., Ltd.	6,400	69,622
	Teikoku Sen-I Co., Ltd.	4,500	82,307
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	34,086
	Tekken Corp.	4,700	124,882
	Tenma Corp.	6,600	112,637
	Tenox Corp.	1,200	9,198
#	Tenpos Holdings Co., Ltd.	1,100	21,955
	Teraoka Seisakusho Co., Ltd.	1,600	6,968
	Terasaki Electric Co., Ltd.	1,100	10,351
	Terumo Corp.	40,900	1,190,408
	T-Gaia Corp.	5,800	117,307
	THK Co., Ltd.	27,100	682,979
	Tigers Polymer Corp.	4,400	22,738
	TIS, Inc.	17,900	929,114
	TKC Corp.	5,200	216,160
	Toa Corp.	6,700	73,405
	Toa Corp.	6,900	89,619
	Toa Oil Co., Ltd.	4,100	70,656

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOA ROAD Corp.	2,300	$71,096
	Toagosei Co., Ltd.	44,600	461,418
	Toba, Inc.	400	10,749
	Tobishima Corp.	12,310	142,373
	Tobu Railway Co., Ltd.	15,900	452,059
	TOC Co., Ltd.	20,100	127,703
	Tocalo Co., Ltd.	40,500	302,786
	Tochigi Bank, Ltd. (The)	50,000	81,724
	Toda Corp.	59,400	325,377
#	Toda Kogyo Corp.	2,200	45,901
	Toei Animation Co., Ltd.	4,700	196,605
	Toei Co., Ltd.	2,500	342,702
#	Toell Co., Ltd.	1,900	12,419
	Toenec Corp.	3,200	93,687
#	Togami Electric Manufacturing Co., Ltd.	999	14,984
	Toho Bank, Ltd. (The)	79,800	191,515
	Toho Co., Ltd.	1,400	54,358
	Toho Co., Ltd.	3,200	57,717
	Toho Gas Co., Ltd.	9,400	357,434
	Toho Holdings Co., Ltd.	22,200	493,654
	Toho Titanium Co., Ltd.	16,000	124,645
	Toho Zinc Co., Ltd.	7,400	158,304
	Tohoku Bank, Ltd. (The)	4,300	40,962
	Tohoku Electric Power Co., Inc.	35,500	355,207
	Tohoku Steel Co., Ltd.	1,200	15,938
	Tohto Suisan Co., Ltd.	600	14,332
#	Tokai Carbon Co., Ltd.	73,000	715,329
	Tokai Corp.	5,200	102,304
	TOKAI Holdings Corp.	56,900	485,431
	Tokai Rika Co., Ltd.	36,000	589,692
	Tokai Tokyo Financial Holdings, Inc.	89,500	271,558
	Token Corp.	5,200	298,508
	Tokio Marine Holdings, Inc.	35,200	1,868,451
	Tokushu Tokai Paper Co., Ltd.	3,700	127,172
	Tokuyama Corp.	44,100	1,015,098
#*	Tokyo Base Co., Ltd.	5,400	36,733
	Tokyo Broadcasting System Holdings, Inc.	9,700	164,427
	Tokyo Century Corp.	13,300	549,756
	Tokyo Dome Corp.	36,200	333,130
*	Tokyo Electric Power Co. Holdings, Inc.	123,200	592,636
	Tokyo Electron Device, Ltd.	3,500	65,797
	Tokyo Electron, Ltd.	14,800	2,506,711
	Tokyo Energy & Systems, Inc.	10,400	89,501
	Tokyo Gas Co., Ltd.	21,000	524,195
	Tokyo Individualized Educational Institute, Inc.	6,100	51,243
	Tokyo Keiki, Inc.	4,900	43,295
	Tokyo Kiraboshi Financial Group, Inc.	12,200	163,146
	Tokyo Ohka Kogyo Co., Ltd.	8,000	270,546
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	11,826
#	Tokyo Rakutenchi Co., Ltd.	700	33,288
	Tokyo Rope Manufacturing Co., Ltd.	5,600	46,898
	Tokyo Sangyo Co., Ltd.	7,700	35,014
	Tokyo Seimitsu Co., Ltd.	13,500	378,562
	Tokyo Steel Manufacturing Co., Ltd.	25,300	192,181
	Tokyo Tatemono Co., Ltd.	60,800	709,418
	Tokyo Tekko Co., Ltd.	3,100	39,457
	Tokyo Theatres Co., Inc.	3,400	42,397
	Tokyotokeiba Co., Ltd.	5,200	148,414
	Tokyu Construction Co., Ltd.	59,000	403,553

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Corp.	28,100	$492,055
	Tokyu Fudosan Holdings Corp.	250,000	1,446,270
	Tokyu Recreation Co., Ltd.	1,000	45,494
	Toli Corp.	17,400	40,634
	Tomato Bank, Ltd.	3,000	28,660
	Tomen Devices Corp.	800	16,991
	Tomoe Corp.	9,200	33,821
	Tomoe Engineering Co., Ltd.	3,200	70,303
	Tomoegawa Co., Ltd.	1,600	14,108
	Tomoku Co., Ltd.	4,500	72,725
	TOMONY Holdings, Inc.	60,400	196,352
	Tomy Co., Ltd.	55,300	706,288
	Tonami Holdings Co., Ltd.	2,000	104,000
	Topcon Corp.	41,000	478,684
	Toppan Forms Co., Ltd.	19,500	169,867
	Toppan Printing Co., Ltd.	33,600	546,130
	Topre Corp.	20,500	307,522
	Topy Industries, Ltd.	6,000	127,890
	Toray Industries, Inc.	163,900	1,127,546
#	Torex Semiconductor, Ltd.	2,800	30,366
	Toridoll Holdings Corp.	14,900	336,832
	Torigoe Co., Ltd. (The)	6,600	49,148
	Torii Pharmaceutical Co., Ltd.	6,300	150,710
#	Torikizoku Co., Ltd.	1,700	33,142
	Torishima Pump Manufacturing Co., Ltd.	8,500	78,517
	Tosei Corp.	18,900	198,748
	Toshiba Corp.	16,300	520,079
	Toshiba Machine Co., Ltd.	7,800	171,578
	Toshiba Plant Systems & Services Corp.	3,100	51,872
	Toshiba TEC Corp.	17,000	503,947
	Tosho Co., Ltd.	5,300	131,726
*	Tosho Printing Co., Ltd.	7,400	96,753
	Tosoh Corp.	89,200	1,250,215
#	Totech Corp.	1,300	28,377
	Totetsu Kogyo Co., Ltd.	8,800	240,661
	TOTO, Ltd.	13,399	536,511
	Totoku Electric Co., Ltd.	1,400	24,313
	Tottori Bank, Ltd. (The)	3,000	39,583
	Toukei Computer Co., Ltd.	500	14,042
	Tow Co., Ltd.	8,600	61,555
	Towa Bank, Ltd. (The)	14,000	92,763
	Towa Corp.	8,500	66,936
	Towa Pharmaceutical Co., Ltd.	16,200	406,532
	Toyo Construction Co., Ltd.	45,200	177,908
	Toyo Corp.	8,000	77,471
	Toyo Denki Seizo K.K.	3,000	41,984
*	Toyo Engineering Corp.	12,100	62,291
	Toyo Gosei Co., Ltd.	1,700	27,309
	Toyo Ink SC Holdings Co., Ltd.	13,800	301,514
	Toyo Kanetsu K.K.	4,000	71,281
	Toyo Logistics Co., Ltd.	10,200	29,761
	Toyo Machinery & Metal Co., Ltd.	6,400	34,081
	Toyo Securities Co., Ltd.	30,100	34,009
	Toyo Seikan Group Holdings, Ltd.	36,600	638,908
	Toyo Suisan Kaisha, Ltd.	8,300	333,769
	Toyo Tanso Co., Ltd.	4,900	94,093
	Toyo Tire Corp	59,300	774,659
	Toyo Wharf & Warehouse Co., Ltd.	2,300	29,072
	Toyobo Co., Ltd.	54,300	677,602

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co., Ltd.	45,700	$840,458
	Toyota Boshoku Corp.	32,500	456,240
	Toyota Industries Corp.	10,200	529,527
	Toyota Motor Corp., Sponsored ADR	10,100	1,303,405
	Toyota Motor Corp.	307,488	19,867,778
	Toyota Tsusho Corp.	35,000	1,013,107
	TPR Co., Ltd.	13,900	240,721
	Trancom Co., Ltd.	5,200	299,641
#	Transaction Co., Ltd.	2,000	19,621
	Trend Micro, Inc.	16,100	701,991
	Tri Chemical Laboratories, Inc.	1,700	86,971
#	Trinity Industrial Corp.	2,000	13,151
	Trusco Nakayama Corp.	12,400	254,811
	Trust Tech, Inc.	6,200	88,190
	TS Tech Co., Ltd.	19,300	531,314
	TSI Holdings Co., Ltd.	27,900	150,548
	Tsubaki Nakashima Co., Ltd.	23,900	412,080
	Tsubakimoto Chain Co.	10,600	347,257
	Tsubakimoto Kogyo Co., Ltd.	1,000	30,645
	Tsudakoma Corp.	1,400	17,786
	Tsugami Corp.	27,600	222,005
	Tsukada Global Holdings, Inc.	9,500	48,035
	Tsukishima Kikai Co., Ltd.	12,100	143,103
	Tsukuba Bank, Ltd.	43,500	67,426
	Tsukui Corp.	32,700	150,358
	Tsumura & Co.	9,200	253,517
	Tsuruha Holdings, Inc.	4,600	468,241
	Tsurumi Manufacturing Co., Ltd.	6,900	116,343
	Tsutsumi Jewelry Co., Ltd.	2,700	51,403
#	Tsuzuki Denki Co., Ltd.	1,500	16,586
	TV Asahi Holdings Corp.	10,100	165,682
	Tv Tokyo Holdings Corp.	5,800	122,772
#	TYK Corp.	8,500	23,874
	UACJ Corp.	20,400	333,545
	Ube Industries, Ltd.	68,700	1,430,365
	Ubicom Holdings, Inc.	1,500	23,106
	Ulvac, Inc.	31,100	1,301,757
	UMC Electronics Co., Ltd.	2,600	24,601
*	Umenohana Co., Ltd.	500	11,724
	Unicharm Corp.	13,800	390,417
	Uniden Holdings Corp.	2,500	43,344
#	UNIMAT Retirement Community Co., Ltd.	3,300	52,154
	Union Tool Co.	1,900	56,688
	Unipres Corp.	25,000	407,017
	United Arrows, Ltd.	7,300	209,206
	United Super Markets Holdings, Inc.	22,600	200,439
#	UNITED, Inc.	5,100	65,669
*	Unitika, Ltd.	25,100	95,440
#	Universal Entertainment Corp.	6,000	188,447
#	Unizo Holdings Co., Ltd.	9,200	298,584
#	Urbanet Corp. Co., Ltd.	6,200	19,602
	Ushio, Inc.	42,400	540,955
	USS Co., Ltd.	12,000	237,636
	UT Group Co., Ltd.	7,800	171,151
	Utoc Corp.	5,300	23,584
	V Technology Co., Ltd.	3,000	141,125
	Valor Holdings Co., Ltd.	20,000	412,865
	Valqua, Ltd.	9,400	187,312
	Value HR Co., Ltd.	800	25,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ValueCommerce Co., Ltd.	5,400	$93,493
*	V-Cube, Inc.	2,200	11,897
*	Vector, Inc.	10,300	88,682
#	Vertex Corp.	2,540	31,116
#*	VIA Holdings, Inc.	7,400	43,290
	Village Vanguard Co., Ltd.	1,700	15,538
*	Vision, Inc.	1,900	90,755
#*	Visionary Holdings Co., Ltd.	36,500	14,273
	Vital KSK Holdings, Inc.	17,900	173,507
	VT Holdings Co., Ltd.	50,900	200,058
	Wacoal Holdings Corp.	17,000	412,397
	Wacom Co., Ltd.	55,500	195,504
	Wakachiku Construction Co., Ltd.	4,500	60,202
	Wakita & Co., Ltd.	14,600	146,289
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	89,579
	Waseda Academy Co., Ltd.	1,400	9,405
#	Watahan & Co., Ltd.	4,300	90,277
#	WATAMI Co., Ltd.	5,500	77,050
	Watts Co., Ltd.	4,800	30,974
	Wavelock Holdings Co., Ltd.	2,200	14,008
	WDB Holdings Co., Ltd.	2,700	68,292
	Weathernews, Inc.	1,500	42,993
#	Welcia Holdings Co., Ltd.	6,100	283,439
#	West Holdings Corp.	11,000	117,222
	West Japan Railway Co.	6,900	564,814
	Will Group, Inc.	6,900	55,579
	WIN-Partners Co., Ltd.	5,300	58,495
	Wood One Co., Ltd.	3,200	29,058
	World Holdings Co., Ltd.	4,300	58,292
	Wowow, Inc.	3,000	72,303
	Xebio Holdings Co., Ltd.	9,900	109,616
	YAC Holdings Co., Ltd.	2,400	22,760
	Yachiyo Industry Co., Ltd.	2,600	15,096
	Yagi & Co., Ltd.	1,400	21,337
	Yahagi Construction Co., Ltd.	10,400	67,017
	Yahoo Japan Corp.	140,000	410,050
	Yaizu Suisankagaku Industry Co., Ltd.	1,500	14,892
	Yakult Honsha Co., Ltd.	3,500	197,329
#	Yakuodo Co., Ltd.	3,300	72,478
	YAMABIKO Corp.	14,000	118,715
	YAMADA Consulting Group Co., Ltd.	4,000	72,362
#	Yamada Denki Co., Ltd.	74,188	327,241
	Yamagata Bank, Ltd. (The)	10,100	147,516
	Yamaguchi Financial Group, Inc.	50,300	351,173
	Yamaha Corp.	2,500	117,856
	Yamaha Motor Co., Ltd.	88,800	1,557,101
#*	Yamaha Motor Robotics Holdings Co., Ltd.	6,900	27,666
	Yamaichi Electronics Co., Ltd.	15,700	169,667
#	YA-MAN, Ltd.	8,700	70,092
	Yamanashi Chuo Bank, Ltd. (The)	11,800	122,873
	Yamashina Corp.	25,000	16,701
	Yamatane Corp.	3,200	40,887
	Yamato Corp.	7,100	36,744
	Yamato Holdings Co., Ltd.	36,400	714,620
	Yamato International, Inc.	2,300	8,905
	Yamato Kogyo Co., Ltd.	16,800	434,603
	Yamaura Corp.	2,400	18,324
	Yamaya Corp.	1,800	37,542
	Yamazaki Baking Co., Ltd.	33,500	508,708

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamazawa Co., Ltd.	1,300	$19,957
	Yamazen Corp.	15,500	147,260
	Yaoko Co., Ltd.	8,800	402,947
	Yashima Denki Co., Ltd.	3,000	24,443
	Yaskawa Electric Corp.	27,200	900,099
	Yasuda Logistics Corp.	6,700	54,706
	Yasunaga Corp.	4,500	58,791
	Yellow Hat, Ltd.	11,900	152,116
	Yodogawa Steel Works, Ltd.	8,100	154,180
	Yokogawa Bridge Holdings Corp.	13,200	205,191
	Yokogawa Electric Corp.	34,800	622,809
	Yokohama Reito Co., Ltd.	20,100	188,611
	Yokohama Rubber Co., Ltd. (The)	83,400	1,534,459
	Yokowo Co., Ltd.	8,200	172,194
	Yomeishu Seizo Co., Ltd.	2,700	48,462
	Yomiuri Land Co., Ltd.	2,199	97,279
	Yondenko Corp.	1,700	42,349
#	Yondoshi Holdings, Inc.	4,600	110,182
	Yorozu Corp.	9,900	130,003
#	Yossix Co., Ltd.	700	16,455
	Yotai Refractories Co., Ltd.	10,600	55,450
	Yuasa Trading Co., Ltd.	7,100	200,111
	Yuken Kogyo Co., Ltd.	1,100	17,264
#	Yume No Machi Souzou Iinkai Co., Ltd.	6,100	91,457
#	Yumeshin Holdings Co., Ltd.	15,700	114,944
	Yurtec Corp.	15,000	99,535
	Yushiro Chemical Industry Co., Ltd.	3,700	45,688
	Zaoh Co., Ltd.	1,100	13,506
	Zenitaka Corp. (The)	1,000	41,106
	Zenkoku Hosho Co., Ltd.	15,900	620,200
	Zenrin Co., Ltd.	11,100	204,073
	Zensho Holdings Co., Ltd.	16,700	358,745
	Zeon Corp.	90,900	1,051,242
	ZIGExN Co., Ltd.	15,800	113,206
	ZOZO, Inc.	26,400	497,807
#	Zuiko Corp.	1,100	33,680
	Zuken, Inc.	3,700	63,395
TOTAL JAPAN			599,760,430
MALAYSIA — (0.6%)
	Duopharma Biotech Bhd	53,339	17,508
#	7-Eleven Malaysia Holdings Bhd, Class B	98,404	35,229
	Aeon Co. M Bhd	303,900	126,943
	AEON Credit Service M Bhd	49,149	196,883
	AFFIN Bank Bhd	118,570	57,933
	AirAsia Group Bhd	909,500	430,476
*	AirAsia X Bhd	882,200	47,931
	Alliance Bank Malaysia Bhd	373,600	332,325
	AMMB Holdings Bhd	421,600	431,253
#	Ann Joo Resources Bhd	119,300	43,148
	Astro Malaysia Holdings Bhd	233,600	81,790
*	ATA IMS Bhd	99,600	35,486
	Axiata Group Bhd	420,055	510,063
	Batu Kawan Bhd	2,600	10,292
#*	Berjaya Assets Bhd	176,800	12,371
*	Berjaya Corp. Bhd	1,139,136	71,701
	Berjaya Food Bhd	35,000	13,711
*	Berjaya Land Bhd	333,000	13,295
	Berjaya Sports Toto Bhd	346,206	220,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Bermaz Auto Bhd	285,700	$176,253
	BIMB Holdings Bhd	133,900	135,577
#	Boustead Holdings Bhd	152,600	42,084
#	Boustead Plantations Bhd	196,420	33,248
	British American Tobacco Malaysia Bhd	27,100	148,004
#*	Bumi Armada Bhd	810,800	44,749
	Bursa Malaysia Bhd	173,650	283,575
	CAB Cakaran Corp. Bhd	141,300	16,888
	Cahya Mata Sarawak Bhd	154,600	106,270
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	234,982
#	CB Industrial Product Holding Bhd	88,300	20,912
	CIMB Group Holdings Bhd	465,036	570,620
	CJ Century Logistics Holdings Bhd, Class B	80,400	8,736
	Cypark Resources Bhd	52,800	18,334
	D&O Green Technologies Bhd	241,100	32,808
	Dagang NeXchange Bhd	236,200	15,584
#	Datasonic Group Bhd	257,500	42,065
*	Dayang Enterprise Holdings Bhd	114,000	39,284
	Dialog Group Bhd	178,600	148,988
	DiGi.Com Bhd	250,200	302,412
#	DRB-Hicom Bhd	346,900	221,666
	Dutch Lady Milk Industries Bhd	4,500	69,327
*	Eastern & Oriental Bhd	318,375	61,492
*	Eco World Development Group Bhd	443,900	84,261
*	Eco World International Bhd	84,700	13,102
	Econpile Holdings Bhd	95,000	18,462
	Ekovest BHD	528,900	106,063
	Engtex Group Bhd	99,700	16,632
	Evergreen Fibreboard Bhd	78,450	5,673
*	FGV Holdings Bhd	890,600	243,033
	Fraser & Neave Holdings Bhd	17,800	148,706
	Frontken Corp. Bhd	331,900	124,165
	Gabungan AQRS Bhd	101,592	34,285
	Gadang Holdings Bhd	148,150	29,475
	Gamuda Bhd	356,400	319,377
	Gas Malaysia Bhd	64,000	43,717
	Genting Bhd	464,500	771,384
	Genting Malaysia Bhd	408,200	381,325
	Genting Plantations Bhd	26,200	61,586
#	George Kent Malaysia Bhd	206,750	57,715
	Globetronics Technology Bhd	172,866	73,909
	Guan Chong Bhd	45,900	39,974
	Hai-O Enterprise Bhd	71,300	39,159
	HAP Seng Consolidated Bhd	57,500	137,714
	Hartalega Holdings Bhd	163,300	195,511
	Heineken Malaysia Bhd	36,100	198,817
#*	Hengyuan Refining Co. Bhd	55,100	66,621
	HeveaBoard Bhd	130,500	19,074
	Hiap Teck Venture Bhd	299,100	16,183
*	Hibiscus Petroleum Bhd	181,200	45,597
	Hong Leong Bank Bhd	17,780	77,216
	Hong Leong Financial Group Bhd	42,578	185,334
#	Hong Leong Industries Bhd	19,300	51,701
*	HSS Engineers Bhd	70,500	18,010
	IHH Healthcare Bhd	36,800	50,952
	IJM Corp. Bhd	710,500	399,844
	Inari Amertron Bhd	713,325	282,106
	Insas Bhd	185,000	36,586
	IOI Corp. Bhd	127,800	129,430

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IOI Properties Group Bhd	379,625	$115,520
*	Iris Corp. Bhd	499,300	18,684
#*	Iskandar Waterfront City Bhd	224,600	52,729
*	JAKS Resources Bhd	219,300	41,172
	Jaya Tiasa Holdings Bhd	210,000	24,670
*	JCY International Bhd	290,600	12,972
	Kerjaya Prospek Group Bhd	104,940	36,238
*	KNM Group Bhd	1,052,620	102,434
	Kossan Rubber Industries	167,800	165,386
	KPJ Healthcare Bhd	463,600	104,842
*	KSL Holdings Bhd	135,319	27,353
	Kuala Lumpur Kepong Bhd	26,600	152,060
	Kumpulan Perangsang Selangor Bhd	43,400	9,670
	Land & General Bhd	399,300	15,410
	LBS Bina Group Bhd	255,180	32,711
	Lii Hen Industries Bhd	74,300	53,053
	Lingkaran Trans Kota Holdings Bhd	42,500	47,346
*	Lion Industries Corp. Bhd	95,700	11,621
	LPI Capital Bhd	40,440	153,135
	Magni-Tech Industries Bhd	62,700	73,525
	Magnum Bhd	251,500	162,989
	Mah Sing Group Bhd	505,475	113,053
	Malakoff Corp. Bhd	281,900	61,332
	Malayan Banking Bhd	179,565	375,619
	Malayan Flour Mills Bhd	308,600	49,890
*	Malayan United Industries Bhd	518,500	28,745
	Malaysia Airports Holdings Bhd	209,800	424,968
#	Malaysia Building Society Bhd	631,868	132,912
	Malaysian Pacific Industries Bhd	55,600	122,455
	Malaysian Resources Corp. Bhd	652,100	143,169
	Malton Bhd	92,900	12,029
	Matrix Concepts Holdings Bhd	158,966	73,094
	Maxis Bhd	156,200	214,653
	MBM Resources BHD	57,700	45,998
*	Media Prima Bhd	204,800	23,730
	Mega First Corp. Bhd	84,500	77,566
	MISC Bhd	164,800	287,506
	MKH Bhd	100,700	29,465
#	MMC Corp. Bhd	465,100	123,579
*	MNRB Holdings Bhd	178,360	48,297
	Muda Holdings Bhd	76,500	30,582
*	Mudajaya Group Bhd	66,956	4,833
	Muhibbah Engineering M Bhd	111,200	72,117
#*	Mulpha International Bhd	39,460	20,148
	My EG Services Bhd	488,400	181,986
	Nestle Malaysia Bhd	4,900	176,344
	NTPM Holdings Bhd	104,000	10,334
#*	OCK Group Bhd	171,300	22,065
	Oriental Holdings BHD	102,900	163,458
#	OSK Holdings Bhd	472,550	106,747
	Padini Holdings Bhd	116,700	99,459
	Panasonic Manufacturing Malaysia Bhd	2,400	23,276
	Paramount Corp. Bhd	88,900	32,505
#*	Pentamaster Corp. Bhd	109,649	92,421
*	PESTECH International Bhd	154,500	53,693
	Petron Malaysia Refining & Marketing Bhd	47,500	68,710
	Petronas Chemicals Group Bhd	204,200	370,078
	Petronas Dagangan Bhd	23,600	133,992
	Petronas Gas Bhd	29,400	114,425

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	PIE Industrial Bhd	20,300	$6,150
#	Pos Malaysia Bhd	180,800	75,597
	PPB Group Bhd	76,920	348,580
#	Press Metal Aluminium Holdings Bhd	361,200	397,225
	Public Bank Bhd	220,500	1,168,077
	QL Resources Bhd	155,350	258,409
	Ranhill Holdings Bhd	89,400	27,640
	RGB International Bhd	325,257	16,055
	RHB Bank Bhd	165,757	220,660
	Sam Engineering & Equipment M Bhd	10,100	20,505
	Sapura Energy Bhd	2,754,300	198,600
	Sarawak Oil Palms Bhd	91,800	50,794
	Scientex Bhd	101,200	206,590
	Serba Dinamik Holdings Bhd	127,200	123,201
	Shangri-La Hotels Malaysia Bhd	17,500	22,287
	Sime Darby Bhd	315,870	167,050
#	Sime Darby Plantation Bhd	182,670	203,623
	Sime Darby Property Bhd	262,670	62,016
	SKP Resources Bhd	409,600	122,590
	SP Setia Bhd Group	214,579	101,565
	Star Media Group Bhd	62,900	9,507
*	Sumatec Resources Bhd	822,800	7,002
	Sunway Bhd	374,410	150,218
	Sunway Construction Group Bhd	116,690	61,213
	Supermax Corp. Bhd	435,000	173,909
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	163,457
	Ta Ann Holdings Bhd	100,580	54,763
	TA Enterprise Bhd	384,000	59,486
	TA Global Bhd	228,100	13,795
	Taliworks Corp. Bhd	68,666	15,004
	TDM Bhd	268,620	12,326
	Telekom Malaysia Bhd	176,900	174,953
	Tenaga Nasional Bhd	113,800	379,890
	Thong Guan Industries Bhd	14,600	8,953
	TIME dotCom Bhd	36,300	79,119
	Top Glove Corp. Bhd	249,600	273,889
	Tropicana Corp. Bhd	170,178	35,418
	Tune Protect Group Bhd	191,000	32,002
	Uchi Technologies Bhd	83,700	54,989
	UEM Edgenta Bhd	74,800	54,498
	UEM Sunrise Bhd	641,300	123,859
	UMW Holdings Bhd	137,700	168,613
	UOA Development Bhd	268,600	135,273
*	Velesto Energy Bhd	1,107,073	83,943
	ViTrox Corp. Bhd	30,600	51,707
*	Vizione Holdings Bhd	125,400	29,358
	VS Industry Bhd	791,024	228,829
#*	Wah Seong Corp. Bhd	116,300	19,686
	WCT Holdings Bhd	357,051	98,429
	Wellcall Holdings Bhd	53,700	15,075
	Westports Holdings Bhd	158,700	153,528
	Yinson Holdings Bhd	232,800	391,362
	YNH Property Bhd	124,837	84,481
	YTL Corp. Bhd	1,227,726	305,499
	YTL Power International Bhd	234,906	44,329
TOTAL MALAYSIA			23,109,490
MEXICO — (0.7%)
	ALEATICA S.A.B. de C.V.	5,854	5,037

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Alfa S.A.B. de C.V., Class A	1,913,797	$1,657,767
	Alpek S.A.B. de C.V.	245,078	264,852
#*	Alsea S.A.B. de C.V.	298,281	609,675
	America Movil S.A.B. de C.V.	1,496,439	1,048,708
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	26,000	363,740
#	Arca Continental S.A.B. de C.V.	65,518	348,142
#*	Axtel S.A.B. de C.V.	499,613	64,655
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	5,600	39,760
#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	333,480	474,194
#	Becle S.A.B. de C.V.	94,151	139,774
	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	346,527
#	Cemex S.A.B. de C.V.	1,744,120	620,699
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	49,072
#	Coca-Cola Femsa S.A.B. de C.V.	50,925	313,303
	Consorcio ARA S.A.B. de C.V.	322,018	67,214
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	40,589
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	107,898	105,625
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	184,629	278,142
	Credito Real S.A.B. de C.V. SOFOM ER	84,592	96,803
	El Puerto de Liverpool S.A.B. de C.V.	31,272	152,070
#*	Elementia S.A.B. de C.V.	21,051	6,756
#*	Empresas ICA S.A.B. de C.V.	42,400	313
#	Fomento Economico Mexicano S.A.B. de C.V.	39,903	362,013
*	Genomma Lab Internacional S.A.B. de C.V., Class B	418,247	382,372
	Gentera S.A.B. de C.V.	444,917	365,429
	Gruma S.A.B. de C.V., Class B	72,377	663,011
#*	Grupo Aeromexico S.A.B. de C.V.	110,715	86,660
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	934,632
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	160,144
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,797	901,074
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	76,065
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	18,655	282,301
	Grupo Bimbo S.A.B. de C.V.	248,936	475,692
	Grupo Carso S.A.B. de C.V.	68,490	219,046
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	32,420	173,166
#	Grupo Comercial Chedraui S.A. de C.V.	145,214	217,930
#	Grupo Elektra S.A.B. de C.V.	12,142	814,508
*	Grupo Famsa S.A.B. de C.V., Class A	60,103	17,595
	Grupo Financiero Banorte S.A.B. de C.V.	223,380	1,117,496
	Grupo Financiero Inbursa S.A.B. de C.V.	344,293	421,658
	Grupo Herdez S.A.B. de C.V., Series *	119,801	251,308
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	17,534
	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	7,565
#	Grupo Lala S.A.B. de C.V.	119,465	129,353
#	Grupo Mexico S.A.B. de C.V., Series B	687,634	1,686,455
#	Grupo Rotoplas S.A.B. de C.V.	42,322	30,476
	Grupo Sanborns S.A.B. de C.V.	66,549	71,189
#*	Grupo Simec S.A.B. de C.V., Series B	33,392	96,706
	Grupo Televisa S.A.B., Sponsored ADR	14,900	141,699
#	Grupo Televisa S.A.B.	380,998	721,687
*	Grupo Traxion S.A.B. de C.V.	22,758	16,733
*	Hoteles City Express S.A.B. de C.V.	162,340	161,546
#*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	30,799	40,018
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	200	10,746
	Industrias Bachoco S.A.B. de C.V., Series B	78,570	355,833
#*	Industrias CH S.A.B. de C.V.	75,560	248,203
	Industrias Penoles S.A.B. de C.V.	48,407	445,328

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	$141,490
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	276,689	574,061
#*	La Comer S.A.B. de C.V.	244,330	293,241
#	Megacable Holdings S.A.B. de C.V.	212,409	901,010
#	Mexichem S.A.B. de C.V.	473,286	864,887
*	Minera Frisco S.A.B. de C.V., Class A1	129,447	17,900
	Nemak S.A.B. de C.V.	357,006	163,006
	Organizacion Cultiba S.A.B. de C.V.	15,310	11,169
#*	Organizacion Soriana S.A.B. de C.V., Class B	50,685	53,373
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	41,524	373,773
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,540	21,611
	Qualitas Controladora S.A.B. de C.V.	54,504	169,822
#	Regional S.A.B. de C.V.	114,430	547,138
#*	Telesites S.A.B. de C.V.	347,607	207,145
	TV Azteca S.A.B. de C.V.	620,632	50,522
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	53,817	113,370
	Vitro S.A.B. de C.V., Series A	28,118	63,055
	Wal-Mart de Mexico S.A.B. de C.V.	186,983	551,765
TOTAL MEXICO			24,314,926
NETHERLANDS — (2.0%)
	Aalberts NV	60,637	2,439,790
	ABN AMRO Bank NV	63,979	1,280,698
	Accell Group NV	8,181	195,234
	Aegon NV	503,496	2,481,190
	Aegon NV	3,465	17,047
	Akzo Nobel NV	13,811	1,303,097
*	Altice Europe NV	16,720	62,246
*	Altice Europe NV, Class B	4,940	18,428
#	AMG Advanced Metallurgical Group NV	22,278	637,796
	Amsterdam Commodities NV	8,642	182,318
	APERAM SA	23,992	592,898
#	Arcadis NV	34,364	701,079
	ArcelorMittal	87,766	1,392,297
*	Argenx SE	1,574	221,461
	ASM International NV	19,901	1,623,291
	ASML Holding NV	4,870	1,085,154
#	ASML Holding NV	20,610	4,592,114
	ASR Nederland NV	64,764	2,433,606
*	Basic-Fit NV	5,876	185,048
#	BE Semiconductor Industries NV	42,901	1,269,686
#*	Beter Bed Holding NV	7,231	17,350
*	BinckBank NV	24,937	174,812
	Boskalis Westminster	35,323	797,646
	Brunel International NV	5,294	75,479
	Coca-Cola European Partners P.L.C.	32,890	1,812,872
	Corbion NV	39,050	1,276,414
#	Flow Traders	20,804	551,171
	ForFarmers NV	23,206	182,444
#*	Fugro NV	31,698	258,726
	GrandVision NV	18,748	561,949
*	Heijmans NV	12,081	111,591
	Heineken NV	34,000	3,647,805
	Hunter Douglas NV	2,176	147,272
	IMCD NV	10,389	915,271
	ING Groep NV, Sponsored ADR	38,057	422,433
	ING Groep NV	278,989	3,095,590
	Intertrust NV	10,111	193,143
	KAS Bank NV	6,041	83,651

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Kendrion NV	8,498	$163,473
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	19,847
	Koninklijke Ahold Delhaize NV	233,337	5,299,757
	Koninklijke BAM Groep NV	140,531	470,116
#	Koninklijke DSM NV	31,109	3,854,033
	Koninklijke KPN NV	1,095,752	3,124,477
	Koninklijke Philips NV	34,033	1,596,510
#	Koninklijke Philips NV	39,161	1,832,343
	Koninklijke Vopak NV	29,677	1,463,227
*	Lucas Bols NV	799	11,792
	Nederland Apparatenfabriek	2,486	133,059
#	NN Group NV	46,951	1,763,999
*	OCI NV	14,303	373,051
	Ordina NV	39,907	81,652
#	PostNL NV	165,858	283,914
	Randstad NV	59,385	2,980,762
	SBM Offshore NV	83,571	1,653,628
#	SIF Holding NV	4,117	57,490
#	Signify NV	39,130	1,062,331
	Sligro Food Group NV	9,932	317,974
	TKH Group NV	25,422	1,508,266
	TomTom NV	29,599	349,511
	Unilever NV	66,112	3,817,307
	Unilever NV	32,435	1,880,050
	Van Lanschot Kempen NV	5,103	104,199
	Wessanen	37,597	471,292
	Wolters Kluwer NV	37,368	2,708,631
TOTAL NETHERLANDS			74,422,788
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	106,585	1,252,385
	Air New Zealand, Ltd.	389,826	693,977
	Auckland International Airport, Ltd.	54,990	335,001
*	CBL Corp., Ltd.	591	231
	Chorus, Ltd.	184,367	667,647
	Contact Energy, Ltd.	95,412	486,787
	EBOS Group, Ltd.	25,154	411,379
	Fisher & Paykel Healthcare Corp., Ltd.	80,671	869,536
	Fletcher Building, Ltd.	133,931	435,306
	Fletcher Building, Ltd.	2,494	8,046
#*	Fonterra Co-operative Group, Ltd.	17,499	43,272
	Freightways, Ltd.	46,720	262,823
	Genesis Energy, Ltd.	97,494	219,229
	Gentrack Group, Ltd.	12,157	42,272
	Hallenstein Glasson Holdings, Ltd.	20,188	71,052
	Heartland Group Holdings, Ltd.	163,386	175,384
	Infratil, Ltd.	145,207	442,666
	Investore Property, Ltd.	32,354	40,158
	Kathmandu Holdings, Ltd.	61,730	86,048
	Mainfreight, Ltd.	25,513	703,202
	Mercury NZ, Ltd.	54,040	161,625
	Meridian Energy, Ltd.	55,750	171,596
	Metlifecare, Ltd.	84,170	241,697
	Metro Performance Glass, Ltd.	22,279	5,455
	NEW Zealand King Salmon Investments, Ltd.	10,005	12,190
	New Zealand Refining Co., Ltd. (The)	73,105	103,399
#	NZME, Ltd.	54,459	19,271
#	NZX, Ltd.	64,157	50,058
	Oceania Healthcare, Ltd.	47,051	32,043

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Port of Tauranga, Ltd.	43,709	$176,705
*	Pushpay Holdings, Ltd.	6,700	14,669
*	Restaurant Brands New Zealand, Ltd.	9,961	64,224
	Ryman Healthcare, Ltd.	37,574	316,815
#	Sanford, Ltd.	5,155	22,657
#	Scales Corp., Ltd.	37,612	112,303
	Skellerup Holdings, Ltd.	53,156	81,071
#	SKY Network Television, Ltd.	127,131	105,809
	SKYCITY Entertainment Group, Ltd.	281,588	738,704
	Spark New Zealand, Ltd.	295,490	770,268
	Steel & Tube Holdings, Ltd.	32,029	19,742
	Summerset Group Holdings, Ltd.	108,918	403,048
*	Synlait Milk, Ltd.	13,419	88,171
	Tourism Holdings, Ltd.	66,297	178,067
*	TOWER, Ltd.	33,200	16,255
	Trustpower, Ltd.	10,678	53,141
	Turners Automotive Group, Ltd.	13,861	20,697
	Vector, Ltd.	29,600	74,538
	Vista Group International, Ltd.	245	995
	Warehouse Group, Ltd. (The)	9,300	13,859
	Z Energy, Ltd.	115,074	489,420
TOTAL NEW ZEALAND			11,804,893
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	95,720
*	Adevinta ASA, Class A	2,456	27,633
*	Adevinta ASA, Class B	2,935	32,554
	AF Gruppen ASA	3,601	68,574
*	Akastor ASA	63,364	80,655
	Aker ASA, Class A	1,653	86,994
#	Aker BP ASA	31,110	880,379
*	Aker Solutions ASA	52,196	166,958
	American Shipping Co. ASA	15,007	58,846
#*	Archer, Ltd.	41,403	21,749
#	Atea ASA	33,779	429,742
	Austevoll Seafood ASA	40,040	407,365
*	Avance Gas Holding, Ltd.	16,815	49,822
*	Axactor SE	56,980	119,736
#	B2Holding ASA	70,710	78,684
	Bakkafrost P/F	12,327	710,191
	Bonheur ASA	8,451	170,827
	Borregaard ASA	54,379	569,518
*	BW LPG, Ltd.	34,399	157,379
*	BW Offshore, Ltd.	55,857	313,592
	DNB ASA	69,306	1,239,926
	DNO ASA	359,035	600,514
*	DOF ASA	82,284	33,738
	Entra ASA	18,515	268,560
	Equinor ASA	179,214	3,213,359
	Equinor ASA, Sponsored ADR	7,404	131,865
	Europris ASA	64,160	184,094
*	FLEX LNG, Ltd.	6,641	82,420
*	Frontline, Ltd.	32,337	235,983
	Gjensidige Forsikring ASA	15,951	309,825
	Grieg Seafood ASA	31,665	450,403
*	Hexagon Composites ASA	23,593	91,030
#	Hoegh LNG Holdings, Ltd.	12,668	52,101
*	Kongsberg Automotive ASA	161,629	118,881
	Kongsberg Gruppen ASA	7,950	100,766

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Kvaerner ASA	55,434	$77,911
	Leroy Seafood Group ASA	30,593	192,322
	Mowi ASA	40,861	982,008
#*	NEL ASA	114,338	89,673
*	Nordic Nanovector ASA	2,597	10,777
#*	Nordic Semiconductor ASA	14,137	69,980
	Norsk Hydro ASA	246,244	837,547
	Norway Royal Salmon ASA	6,701	146,456
*	Norwegian Air Shuttle ASA	18,574	82,938
*	Norwegian Finans Holding ASA	44,318	307,373
	Norwegian Property ASA	1,619	2,157
#	Ocean Yield ASA	36,925	218,351
*	Odfjell Drilling, Ltd.	36,706	108,818
	Olav Thon Eiendomsselskap ASA	6,027	98,584
	Orkla ASA	40,705	346,223
*	Otello Corp. ASA	56,483	103,530
*	PGS ASA	185,906	263,569
*	Prosafe SE	9,807	11,976
#*	Protector Forsikring ASA	16,789	91,106
#*	REC Silicon ASA	72,105	42,191
	Salmar ASA	12,528	578,652
	Sbanken ASA	8,028	61,669
#	Scatec Solar ASA	21,609	222,572
	Schibsted ASA, Class A	4,875	131,106
#	Schibsted ASA, Class B	5,484	141,376
	Selvaag Bolig ASA	14,564	76,385
	Solon Eiendom ASA	6,828	27,474
	SpareBank 1 SR-Bank ASA	53,145	571,802
	Spectrum ASA	21,284	145,269
	Stolt-Nielsen, Ltd.	13,146	150,557
	Storebrand ASA	128,842	870,665
	Subsea 7 SA	44,879	481,015
	Telenor ASA	44,916	910,131
	TGS NOPEC Geophysical Co. ASA	32,140	776,863
	Tomra Systems ASA	29,260	860,592
	Treasure ASA	17,251	26,565
	Veidekke ASA	38,542	347,277
	Wallenius Wilhelmsen ASA	14,178	43,218
	Wilh Wilhelmsen Holding ASA, Class A	5,070	81,874
#	XXL ASA	38,303	117,427
	Yara International ASA	6,934	324,853
TOTAL NORWAY			22,671,215
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	1,856	16,722
	Cia de Minas Buenaventura SAA, ADR	1,300	19,812
	Credicorp, Ltd.	1,928	420,285
*	Fossal SAA, ADR	235	102
	Grana y Montero SAA, Sponsored ADR	5,845	17,067
TOTAL PERU			473,988
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	113,470	117,653
	Aboitiz Power Corp.	168,700	117,100
	Alliance Global Group, Inc.	902,200	275,394
*	Apex Mining Co., Inc.	1,093,000	27,465
	Ayala Corp.	11,915	223,650
	Ayala Land, Inc.	458,000	446,585

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Bank of the Philippine Islands	89,166	$157,160
	BDO Unibank, Inc.	109,333	314,380
	Belle Corp.	1,052,000	46,666
	Bloomberry Resorts Corp.	2,201,400	495,263
	Cebu Air, Inc.	100,610	184,461
*	CEMEX Holdings Philippines, Inc.	559,000	32,071
	Century Pacific Food, Inc.	276,900	82,000
	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	24,692
	China Banking Corp.	104,792	55,315
	China Lotsynergy Holdings Ltd.	457,000	35,762
	Cosco Capital, Inc.	917,700	123,492
	D&L Industries, Inc.	665,000	134,280
	DMCI Holdings, Inc.	1,630,000	324,309
*	DoubleDragon Properties Corp.	217,800	103,500
	Eagle Cement Corp.	82,700	23,572
*	East West Banking Corp.	277,950	67,700
	EEI Corp.	156,000	33,320
*	Emperador, Inc.	463,900	68,608
	Filinvest Development Corp.	18,400	5,048
	Filinvest Land, Inc.	4,531,000	168,864
	First Gen Corp.	302,000	157,552
	First Philippine Holdings Corp.	115,830	196,958
*	Global Ferronickel Holdings, Inc.	459,882	12,999
*	Global-Estate Resorts, Inc.	1,157,000	31,084
	Globe Telecom, Inc.	7,840	330,440
	GT Capital Holdings, Inc.	17,178	311,895
	Integrated Micro-Electronics, Inc.	251,445	46,837
	International Container Terminal Services, Inc.	174,250	461,205
	JG Summit Holdings, Inc.	271,990	347,349
	Jollibee Foods Corp.	49,230	250,170
*	Leisure & Resorts World Corp.	146,000	10,278
	Lopez Holdings Corp.	974,500	86,795
	LT Group, Inc.	432,900	119,803
	MacroAsia Corp.	30,900	11,763
	Manila Electric Co.	16,880	120,779
	Manila Water Co., Inc.	335,200	154,585
	Max's Group, Inc.	48,700	13,382
	Megawide Construction Corp.	384,700	143,573
	Megaworld Corp.	2,645,600	317,697
	Metro Pacific Investments Corp.	1,921,500	180,618
	Metro Retail Stores Group, Inc.	200,000	10,607
	Metropolitan Bank & Trust Co.	151,290	224,883
	Nickel Asia Corp.	1,050,480	52,044
	Pepsi-Cola Products Philippines, Inc.	13,000	452
	Petron Corp.	1,056,700	114,996
	Philex Mining Corp.	319,400	21,426
*	Philippine National Bank	140,872	137,456
*	Phinma Energy Corp.	685,000	31,574
	Phoenix Petroleum Philippines, Inc.	107,200	25,237
	Pilipinas Shell Petroleum Corp.	124,530	93,908
	PLDT, Inc., Sponsored ADR	7,185	158,429
	PLDT, Inc.	21,855	490,470
	Premium Leisure Corp.	952,000	13,441
	Puregold Price Club, Inc.	231,000	205,778
	Rizal Commercial Banking Corp.	104,115	62,797
	Robinsons Land Corp.	847,138	455,222
	Robinsons Retail Holdings, Inc.	76,680	119,589
	San Miguel Corp.	138,950	485,066
	San Miguel Food and Beverage, Inc.	60,520	120,583

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	100,340	$359,367
	Semirara Mining & Power Corp.	480,080	216,783
	Shakey's Pizza Asia Ventures, Inc.	84,300	22,898
	SM Investments Corp.	3,865	75,584
	SM Prime Holdings, Inc.	178,400	127,548
	SSI Group, Inc.	343,000	21,560
	Starmalls, Inc.	88,000	10,362
	STI Education Systems Holdings, Inc.	634,000	8,834
	Travellers International Hotel Group, Inc.	284,200	30,575
	Union Bank Of Philippines	31,730	37,556
	Universal Robina Corp.	87,850	275,290
	Vista Land & Lifescapes, Inc.	1,926,100	289,135
TOTAL PHILIPPINES			11,293,522
POLAND — (0.3%)
*	Alior Bank SA	34,611	416,829
	Alumetal SA	710	6,894
	Amica SA	1,111	33,705
#*	AmRest Holdings SE	11,544	120,055
	Asseco Poland SA	28,219	398,793
	Bank Handlowy w Warszawie SA	2,507	34,097
*	Bank Millennium SA	149,913	292,744
	Bank Polska Kasa Opieki SA	3,546	94,200
*	Boryszew SA	42,569	49,030
	Budimex SA	3,048	101,341
	CCC SA	3,718	143,542
	CD Projekt SA	3,153	186,392
	Ciech SA	16,074	163,843
	ComArch SA	224	10,149
	Cyfrowy Polsat SA	83,536	646,081
*	Dino Polska SA	5,138	193,114
	Dom Development SA	1,006	20,219
*	Enea SA	88,442	187,688
*	Energa SA	32,183	60,652
	Eurocash SA	34,593	166,776
*	Fabryki Mebli Forte SA	3,906	26,604
	Famur SA	99,628	117,672
*	Getin Noble Bank SA	175,051	20,314
	Globe Trade Centre SA	35,829	88,123
	Grupa Azoty SA	15,380	176,962
	Grupa Kety SA	2,789	243,938
	Grupa Lotos SA	56,654	1,272,577
	ING Bank Slaski SA	1,297	63,872
	Inter Cars SA	1,271	64,700
*	Jastrzebska Spolka Weglowa SA	16,946	170,202
	Kernel Holding SA	22,538	281,275
*	KGHM Polska Miedz SA	51,146	1,236,606
#	KRUK SA	7,941	378,881
	LC Corp. SA	98,398	70,258
	LPP SA	166	335,415
	Lubelski Wegiel Bogdanka SA	4,699	44,564
*	mBank SA	1,836	164,852
*	Netia SA	26,821	32,377
	Neuca SA	757	60,357
*	Orange Polska SA	179,439	311,990
	Pfleiderer Group SA	2,466	17,813
*	PGE Polska Grupa Energetyczna SA	156,412	357,684
	PKP Cargo SA	10,554	91,754
*	Polnord SA	8,379	12,003

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Polski Koncern Naftowy Orlen S.A.	50,196	$1,257,731
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	77,464
	Powszechna Kasa Oszczednosci Bank Polski SA	15,930	167,751
	Powszechny Zaklad Ubezpieczen SA	26,083	280,511
*	Rafako SA	16,664	7,664
	Santander Bank Polska SA	2,025	170,422
	Stalexport Autostrady SA	18,210	16,276
	Stalprodukt SA	471	25,524
*	Tauron Polska Energia SA	443,270	180,339
	VRG SA	37,269	41,717
	Warsaw Stock Exchange	11,383	114,019
TOTAL POLAND			11,306,355
PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	193,968
	Banco Comercial Portugues SA, Class R	1,495,316	382,156
#	CTT-Correios de Portugal SA	40,367	85,997
	EDP - Energias de Portugal SA	131,616	481,796
	EDP Renovaveis SA	49,713	511,818
	Galp Energia SGPS SA	78,831	1,227,249
	Jeronimo Martins SGPS SA	31,598	509,868
#	Mota-Engil SGPS SA	61,175	122,804
	Navigator Co. SA (The)	133,317	448,149
	NOS SGPS SA	178,303	1,107,152
	REN - Redes Energeticas Nacionais SGPS SA	94,222	254,687
	Semapa-Sociedade de Investimento e Gestao	15,929	210,423
	Sonae Capital SGPS SA	42,162	33,012
	Sonae SGPS SA	390,778	364,430
TOTAL PORTUGAL			5,933,509
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	16,911	37,371
	Etalon Group P.L.C., GDR	24,905	55,040
	Gazprom PJSC, Sponsored ADR	134,073	979,993
	Gazprom PJSC, Sponsored ADR	51,104	373,570
	Globaltrans Investment P.L.C., GDR	5,753	50,308
	Globaltrans Investment P.L.C., GDR	14,988	131,595
	Lukoil PJSC, Sponsored ADR	17,589	1,443,494
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	204,367
*	Mail.Ru Group, Ltd., GDR	1,819	46,652
*	Mail.Ru Group, Ltd., GDR	3,277	83,629
*	Mechel PJSC, Sponsored ADR	12,930	27,153
	MMC Norilsk Nickel PJSC, ADR	15,732	358,847
	MMC Norilsk Nickel PJSC, ADR	9,222	212,464
	Novatek PJSC, GDR	810	169,007
	Novatek PJSC, GDR	491	103,012
	Novolipetsk Steel PJSC, GDR	8,327	195,594
	Novolipetsk Steel PJSC, GDR	932	22,014
	PhosAgro PJSC, GDR	8,187	101,875
	PhosAgro PJSC, GDR	1,814	22,621
	Ros Agro P.L.C., GDR	2,407	27,889
	Ros Agro P.L.C., GDR	1,362	15,772
	Rosneft Oil Co. PJSC, GDR	66,419	440,092
	Rosneft Oil Co. PJSC, GDR	21,859	144,185
	Rostelecom PJSC, Sponsored ADR	5,626	43,320
	Rostelecom PJSC, Sponsored ADR	8,039	62,710
	RusHydro PJSC, ADR	35,363	29,758
	RusHydro PJSC, ADR	131,916	113,130

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Sberbank of Russia PJSC, Sponsored ADR	158,520	$2,353,081
	Severstal PJSC, GDR	6,022	96,577
	Severstal PJSC, GDR	13,717	220,707
	State Street Money Market Portfolio	5,878	48,023
	Tatneft PJSC, Sponsored ADR	6,360	441,359
	Tatneft PJSC, Sponsored ADR	10,214	717,023
	TMK PJSC, GDR	21,049	75,882
	TMK PJSC, GDR	5,570	19,882
	VEON, Ltd.	134,644	421,436
	VTB Bank PJSC, GDR	67,339	89,278
	VTB Bank PJSC, GDR	262,918	350,470
	X5 Retail Group NV, GDR	6,435	215,451
	X5 Retail Group NV, GDR	17,380	581,187
TOTAL RUSSIA			11,125,818
SINGAPORE — (0.8%)
	Accordia Golf Trust	315,500	121,659
	AEM Holdings, Ltd.	74,800	63,266
	Ascendas India Trust	246,600	252,765
	Banyan Tree Holdings, Ltd.	83,400	29,289
#	Best World International, Ltd.	81,000	80,169
	Boustead Projects, Ltd.	3,600	2,597
	Boustead Singapore, Ltd.	164,600	92,106
	BreadTalk Group, Ltd.	61,100	31,126
	Bukit Sembawang Estates, Ltd.	36,100	144,551
	CapitaLand, Ltd.	330,100	864,801
	Centurion Corp., Ltd.	89,000	26,869
	China Aviation Oil Singapore Corp., Ltd.	99,400	91,265
	China Sunsine Chemical Holdings, Ltd.	219,500	178,949
	Chip Eng Seng Corp., Ltd.	196,600	100,383
	CITIC Envirotech, Ltd.	416,000	97,879
	City Developments, Ltd.	59,600	418,234
	Civmec, Ltd.	80,600	18,689
	ComfortDelGro Corp., Ltd.	430,300	843,382
*	COSCO Shipping International Singapore Co., Ltd.	135,400	30,707
	CSE Global, Ltd.	110,200	36,863
	Dairy Farm International Holdings, Ltd.	34,500	258,338
	DBS Group Holdings, Ltd.	117,275	2,236,062
	Del Monte Pacific, Ltd.	160,100	17,474
	Delfi, Ltd.	5,000	4,740
	Delong Holdings, Ltd.	3,000	15,271
	Duty Free International, Ltd.	42,700	5,590
*	Dyna-Mac Holdings, Ltd.	38,000	3,169
#*	Ezion Holdings, Ltd.	1,950,350	45,846
#*	Ezra Holdings, Ltd.	799,030	6,068
	Far East Orchard, Ltd.	89,400	77,682
	First Resources, Ltd.	187,000	211,826
#	Food Empire Holdings, Ltd.	122,200	46,142
	Frasers Property, Ltd.	96,900	127,593
	Frencken Group, Ltd.	135,900	70,017
	Fu Yu Corp., Ltd.	241,400	39,256
*	Gallant Venture, Ltd.	211,200	18,099
	Genting Singapore, Ltd.	522,800	347,903
	Geo Energy Resources, Ltd.	295,000	32,962
	GL, Ltd.	183,200	105,178
	Golden Agri-Resources, Ltd.	1,956,900	417,976
	Golden Energy & Resources, Ltd.	62,400	9,490
	Great Eastern Holdings, Ltd.	6,300	116,282
	GuocoLand, Ltd.	104,000	150,333

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Halcyon Agri Corp., Ltd.	27,000	$9,304
	Hanwell Holdings, Ltd.	81,500	12,134
	Haw Par Corp., Ltd.	12,700	128,776
	Health Management International, Ltd.	73,931	38,727
	Hi-P International, Ltd.	69,200	69,053
	Ho Bee Land, Ltd.	82,800	141,845
	Hong Fok Corp., Ltd.	155,800	97,184
*	Hong Leong Asia, Ltd.	126,800	52,854
	Hongkong Land Holdings, Ltd.	75,800	462,266
	Hour Glass, Ltd. (The)	17,100	10,518
#	Hutchison Port Holdings Trust	2,014,100	440,355
*	Hyflux, Ltd.	178,500	3,784
	iFAST Corp., Ltd.	43,200	35,114
	Indofood Agri Resources, Ltd.	263,400	56,306
	Japfa, Ltd.	287,000	105,967
	Jardine Cycle & Carriage, Ltd.	11,733	287,082
	Keppel Corp., Ltd.	174,500	806,318
	Keppel Infrastructure Trust	776,451	287,616
	KSH Holdings, Ltd.	61,200	20,113
	Lian Beng Group, Ltd.	159,300	57,767
	Metro Holdings, Ltd.	220,500	166,661
#*	Midas Holdings, Ltd.	408,200	10,694
*	mm2 Asia, Ltd.	130,000	21,695
	NetLink NBN Trust	224,900	141,509
	NSL, Ltd.	15,200	11,364
	Olam International, Ltd.	201,400	283,864
#	OUE, Ltd.	153,900	167,512
	Oversea-Chinese Banking Corp., Ltd.	337,871	2,813,006
#	Oxley Holdings, Ltd.	482,578	115,297
	Pacific Century Regional Developments, Ltd.	64,700	16,156
	Pan-United Corp., Ltd.	35,125	8,443
	Perennial Real Estate Holdings, Ltd.	31,200	14,066
	QAF, Ltd.	117,600	62,559
*	Raffles Education Corp., Ltd.	210,860	12,163
	Raffles Medical Group, Ltd.	108,456	81,052
	RHT Health Trust	235,600	3,279
	Riverstone Holdings, Ltd.	85,000	55,643
	SATS, Ltd.	112,800	393,014
	SBS Transit, Ltd.	11,400	34,619
	Sembcorp Industries, Ltd.	597,096	1,010,273
*	Sembcorp Marine, Ltd.	78,000	75,939
	Sheng Siong Group, Ltd.	205,700	173,445
	SIA Engineering Co., Ltd.	25,500	49,063
	SIIC Environment Holdings, Ltd.	307,000	52,538
	Sinarmas Land, Ltd.	396,100	69,806
	Sing Holdings, Ltd.	63,900	18,568
	Singapore Airlines, Ltd.	226,300	1,584,372
	Singapore Exchange, Ltd.	94,200	540,470
#	Singapore Post, Ltd.	635,500	445,002
#	Singapore Press Holdings, Ltd.	422,800	676,026
	Singapore Technologies Engineering, Ltd.	132,600	406,716
	Singapore Telecommunications, Ltd.	436,100	1,051,967
	Singapore Telecommunications, Ltd.	58,700	141,250
#*	Sino Grandness Food Industry Group, Ltd.	284,690	9,518
	Stamford Land Corp., Ltd.	26,000	8,986
	StarHub, Ltd.	171,000	187,361
	Straits Trading Co., Ltd.	12,400	20,633
	Sunningdale Tech, Ltd.	80,000	79,925
*	Swiber Holdings, Ltd.	29,250	434

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Tai Sin Electric, Ltd.	48,277	$11,243
	Thomson Medical Group, Ltd.	267,200	12,178
	Tuan Sing Holdings, Ltd.	248,136	61,971
	UMS Holdings, Ltd.	193,500	89,207
#	United Engineers, Ltd.	176,400	334,795
	United Industrial Corp., Ltd.	38,700	83,758
	United Overseas Bank, Ltd.	131,416	2,503,836
	UOB-Kay Hian Holdings, Ltd.	37,557	32,991
	UOL Group, Ltd.	102,600	545,282
	Valuetronics Holdings, Ltd.	220,780	104,470
	Venture Corp., Ltd.	94,900	1,059,031
	Vicom, Ltd.	2,000	10,455
	Wilmar International, Ltd.	128,700	372,024
	Wing Tai Holdings, Ltd.	200,300	307,111
	Yangzijiang Shipbuilding Holdings Ltd.	191,700	197,674
*	Yongnam Holdings, Ltd.	119,700	15,385
TOTAL SINGAPORE			27,768,228
SOUTH AFRICA — (1.9%)
#	Absa Group, Ltd.	244,913	2,713,783
	Adcock Ingram Holdings, Ltd.	30,156	119,919
*	Adcorp Holdings, Ltd.	8,176	13,367
	Advtech, Ltd.	277,983	245,589
	AECI, Ltd.	71,115	462,890
	African Oxygen, Ltd.	16,143	23,992
	African Rainbow Minerals, Ltd.	46,698	575,245
	Afrimat, Ltd.	25,483	61,967
	Alexander Forbes Group Holdings, Ltd.	243,507	95,341
	Allied Electronics Corp., Ltd., Class A	24,466	47,318
	Alviva Holdings, Ltd.	68,147	76,821
	Anglo American Platinum, Ltd.	12,361	733,798
	AngloGold Ashanti, Ltd.	166,422	2,859,911
	AngloGold Ashanti, Ltd.	117,913	2,011,596
*	ArcelorMittal South Africa, Ltd.	169,011	28,290
*	Ascendis Health, Ltd.	53,024	18,463
	Aspen Pharmacare Holdings, Ltd.	45,565	285,992
#	Assore, Ltd.	10,867	264,992
	Astral Foods, Ltd.	27,739	318,308
*	Aveng, Ltd.	1,224,354	2,553
	AVI, Ltd.	115,961	701,573
	Balwin Properties, Ltd.	27,791	5,610
	Barloworld, Ltd.	115,762	970,424
	Bid Corp., Ltd.	37,623	786,966
	Bidvest Group, Ltd. (The)	167,549	2,145,576
*	Blue Label Telecoms, Ltd.	219,486	56,013
*	Brait SE	112,165	92,474
	Capitec Bank Holdings, Ltd.	6,397	525,496
	Cashbuild, Ltd.	11,572	213,870
	City Lodge Hotels, Ltd.	14,377	115,110
	Clicks Group, Ltd.	47,540	675,183
	Clover Industries, Ltd.	74,067	119,136
	Coronation Fund Managers, Ltd.	70,488	205,797
	Curro Holdings, Ltd.	36,512	56,674
	DataTec, Ltd.	123,684	289,920
#	Discovery, Ltd.	71,628	657,208
#	Distell Group Holdings, Ltd.	20,079	186,561
*	DRDGOLD, Ltd.	8,079	2,637
*	EOH Holdings, Ltd.	47,563	58,858
	Exxaro Resources, Ltd.	74,398	862,711

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Famous Brands, Ltd.	20,131	$127,991
	FirstRand, Ltd.	541,471	2,316,854
	Foschini Group, Ltd. (The)	109,589	1,260,557
	Gold Fields, Ltd.	67,760	346,078
	Gold Fields, Ltd., Sponsored ADR	465,777	2,352,174
*	Grindrod Shipping Holdings, Ltd.	4,404	25,599
	Grindrod, Ltd.	176,161	73,937
*	Harmony Gold Mining Co., Ltd.	97,627	241,859
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	254,543
	Hudaco Industries, Ltd.	21,126	172,237
	Hulamin, Ltd.	28,559	5,087
*	Impala Platinum Holdings, Ltd.	227,467	1,213,502
	Imperial Logistics, Ltd.	107,775	341,657
	Investec, Ltd.	39,260	224,341
	Invicta Holdings, Ltd.	8,561	14,151
	Italtile, Ltd.	83,239	76,102
	JSE, Ltd.	35,840	320,258
	KAP Industrial Holdings, Ltd.	730,619	263,069
	Kumba Iron Ore, Ltd.	22,799	750,328
	Lewis Group, Ltd.	34,490	78,171
	Liberty Holdings, Ltd.	89,696	678,381
	Life Healthcare Group Holdings, Ltd.	663,979	1,045,350
*	Long4Life, Ltd.	172,821	54,562
	Massmart Holdings, Ltd.	60,522	215,769
	Merafe Resources, Ltd.	560,795	47,352
#	Metair Investments, Ltd.	77,635	128,381
	MiX Telematics, Ltd.	4,997	3,112
	MiX Telematics, Ltd., Sponsored ADR	5,899	88,249
	Momentum Metropolitan Holdings	608,216	716,165
	Motus Holdings Ltd.	2,586	13,324
	Mpact, Ltd.	66,696	105,375
	Mr. Price Group, Ltd.	49,665	609,650
	MTN Group, Ltd.	514,247	4,027,216
*	Multichoice Group, Ltd.	92,064	860,529
	Murray & Roberts Holdings, Ltd.	143,603	115,370
*	Nampak, Ltd.	253,347	175,763
	Naspers, Ltd., Class N	5,564	1,356,281
#	Nedbank Group, Ltd.	94,099	1,572,381
	NEPI Rockcastle P.L.C.	53,030	478,632
	Netcare, Ltd.	532,616	621,038
*	Northam Platinum, Ltd.	103,329	453,722
	Novus Holdings, Ltd.	1,771	444
	Oceana Group, Ltd.	34,784	165,212
#	Old Mutual, Ltd.	1,196,611	1,573,018
	Omnia Holdings, Ltd.	23,064	54,201
	Peregrine Holdings, Ltd.	153,958	197,735
	Pick n Pay Stores, Ltd.	160,555	746,662
	Pioneer Foods Group, Ltd.	44,981	322,698
#*	PPC, Ltd.	598,146	203,064
#	PSG Group, Ltd.	21,670	344,844
	PSG Konsult, Ltd.	92,305	60,656
	Raubex Group, Ltd.	88,136	117,526
	Reunert, Ltd.	123,760	561,691
	Rhodes Food Group Pty, Ltd.	59,205	70,194
*	Royal Bafokeng Platinum, Ltd.	42,113	99,418
	Sanlam, Ltd.	405,269	2,097,575
#	Santam, Ltd.	18,728	385,539
	Sappi, Ltd.	290,153	1,052,172
	Sasol, Ltd.	51,161	1,106,283

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Sasol, Ltd., Sponsored ADR	42,458	$920,489
	Shoprite Holdings, Ltd.	61,111	656,537
*	Sibanye Gold, Ltd.	1,035,000	1,279,995
#*	Sibanye Gold, Ltd., Sponsored ADR	17,699	86,373
	SPAR Group, Ltd. (The)	94,259	1,204,831
	Spur Corp., Ltd.	22,560	34,133
*	Stadio Holdings, Ltd.	36,904	7,703
	Standard Bank Group, Ltd.	276,667	3,440,103
#*	Steinhoff International Holdings NV	237,520	19,507
*	Sun International, Ltd.	73,048	235,488
*	Super Group, Ltd.	234,624	483,635
	Telkom SA SOC, Ltd.	190,557	1,137,818
	Tiger Brands, Ltd.	43,158	668,077
	Tongaat Hulett, Ltd.	46,777	43,080
	Transaction Capital, Ltd.	171,469	274,938
*	Trencor, Ltd.	86,382	148,543
	Truworths International, Ltd.	270,008	1,169,116
	Tsogo Sun Gaming, Ltd.	334,187	327,343
	Vodacom Group, Ltd.	101,894	832,891
	Wilson Bayly Holmes-Ovcon, Ltd.	31,138	250,430
#	Woolworths Holdings, Ltd.	378,783	1,446,760
TOTAL SOUTH AFRICA			67,339,751
SOUTH KOREA — (3.5%)
	ABco Electronics Co., Ltd.	2,040	8,503
*	Able C&C Co., Ltd.	2,668	22,449
	ABOV Semiconductor Co., Ltd.	2,891	14,266
*	Actoz Soft Co., Ltd.	235	2,472
	Advanced Process Systems Corp.	2,951	58,194
	Aekyung Petrochemical Co., Ltd.	9,172	58,504
	AfreecaTV Co., Ltd.	2,255	109,873
*	Agabang&Company	6,392	15,458
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	12,761
	Ahnlab, Inc.	779	35,688
	AJ Networks Co., Ltd.	6,852	27,001
*	AJ Rent A Car Co., Ltd.	7,666	66,601
	AK Holdings, Inc.	3,311	114,422
	ALUKO Co., Ltd.	14,094	27,434
	Amorepacific Corp.	1,012	118,910
	AMOREPACIFIC Group	592	28,564
#*	Aprogen pharmaceuticals, Inc.	18,206	13,191
*	APS Holdings Corp.	6,436	41,314
	Asia Cement Co., Ltd.	618	42,206
	ASIA Holdings Co., Ltd.	484	43,834
	Asia Paper Manufacturing Co., Ltd.	2,509	69,237
*	Asiana Airlines, Inc.	62,553	304,211
	Atinum Investment Co., Ltd.	20,272	30,795
	AUK Corp.	11,347	19,153
	Aurora World Corp.	2,350	24,516
	Austem Co., Ltd.	10,996	21,464
#	Autech Corp.	5,659	48,947
	Avaco Co., Ltd.	3,317	15,865
	Baiksan Co., Ltd.	5,715	33,973
	BGF Co., Ltd.	18,624	97,289
	BGF retail Co., Ltd.	1,819	314,117
*	BH Co., Ltd.	7,554	115,736
*	Binex Co., Ltd.	4,447	31,676
	Binggrae Co., Ltd.	667	36,689
*	BioSmart Co., Ltd.	1,822	7,397

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Biovill Co., Ltd.	5,674	$5,881
	Bixolon Co., Ltd.	3,329	15,118
*	Bluecom Co., Ltd.	5,249	15,251
	BNK Financial Group, Inc.	74,595	440,023
	BoKwang Industry Co., Ltd.	3,778	10,738
	Boryung Pharmaceutical Co., Ltd.	3,965	38,962
*	Brain Contents Co., Ltd.	25,935	16,749
*	Bubang Co., Ltd.	8,619	23,886
	Bukwang Pharmaceutical Co., Ltd.	702	9,086
	BYC Co., Ltd.	49	9,276
	Byucksan Corp.	17,581	30,185
#*	CammSys Corp.	24,904	45,812
	Capro Corp.	13,251	39,054
	Caregen Co., Ltd.	131	6,353
	Cell Biotech Co., Ltd.	1,192	17,775
*	Celltrion Pharm, Inc.	399	12,005
*	Celltrion, Inc.	2,790	398,205
*	Charm Engineering Co., Ltd.	16,975	16,136
	Cheil Worldwide, Inc.	9,232	210,452
*	ChinHung International, Inc.	7,063	12,486
	Chinyang Holdings Corp.	4,663	9,717
	Chong Kun Dang Pharmaceutical Corp.	1,859	136,412
	Chongkundang Holdings Corp.	413	36,113
	Chosun Refractories Co., Ltd.	656	45,990
	Chungdahm Learning, Inc.	1,652	23,987
	CJ CGV Co., Ltd.	4,527	129,407
	CJ CheilJedang Corp.	3,908	938,919
	CJ Corp.	7,031	551,544
	CJ ENM Co., Ltd.	1,358	189,209
	CJ Freshway Corp.	1,953	49,067
	CJ Hello Co., Ltd.	18,251	91,947
*	CJ Logistics Corp.	1,251	144,428
*	CJ Seafood Corp.	3,844	7,677
	CKD Bio Corp.	1,562	37,939
	Clean & Science Co., Ltd.	1,246	20,521
*	CMG Pharmaceutical Co., Ltd.	5,872	13,019
	Com2uSCorp	1,979	146,745
	Commax Co., Ltd.	3,367	10,283
	Cosmax BTI, Inc.	1,192	17,550
	COSMAX NBT Inc.	1,938	13,239
	Cosmax, Inc.	1,285	110,363
*	Cosmochemical Co., Ltd.	2,350	17,700
*	COSON Co., Ltd.	2,803	14,635
	COWELL FASHION Co., Ltd.	10,020	54,950
	Crown Confectionery Co., Ltd.	3,551	26,134
	CROWNHAITAI Holdings Co., Ltd.	3,919	38,422
*	CrucialTec Co., Ltd.	7,712	6,065
*	CTC BIO, Inc.	3,115	15,253
*	CTGen Co., Ltd.	7,725	12,798
	Cuckoo Holdings Co., Ltd.	1	80
	Cuckoo Homesys Co., Ltd.	1,899	71,223
*	Curo Co., Ltd.	7,060	4,404
	Cymechs, Inc.	4,234	26,450
	D.I Corp.	8,697	24,059
	Dae Dong Industrial Co., Ltd.	8,532	37,013
	Dae Han Flour Mills Co., Ltd.	514	80,821
	Dae Hwa Pharmaceutical Co., Ltd.	2,020	22,251
	Dae Hyun Co., Ltd.	8,440	17,757
*	Dae Won Chemical Co., Ltd.	8,405	9,831

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Won Kang Up Co., Ltd.	14,591	$48,737
	Daea TI Co., Ltd.	7,559	30,581
	Daebongls Co., Ltd.	2,132	11,855
#	Daechang Co., Ltd.	20,114	20,360
	Daeduck Electronics Co.	7,994	68,780
*	Daehan New Pharm Co., Ltd.	3,512	30,370
	Daehan Steel Co., Ltd.	6,129	34,254
#	Dae-Il Corp.	6,224	16,562
	Daekyo Co., Ltd.	4,518	23,362
	Daelim B&Co Co., Ltd.	2,743	9,072
*	Daelim C&S Co., Ltd.	1,304	9,662
	Daelim Industrial Co., Ltd.	8,129	722,198
	Daeryuk Can Co., Ltd.	7,106	28,084
	Daesang Corp.	6,833	137,292
	Daesang Holdings Co., Ltd.	8,332	48,515
*	Daesung Industrial Co., Ltd.	7,052	24,336
	Daewon Media Co., Ltd.	1,500	8,427
	Daewon Pharmaceutical Co., Ltd.	3,332	41,210
	Daewon San Up Co., Ltd.	5,358	27,141
*	Daewoo Engineering & Construction Co., Ltd.	31,913	110,003
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	230,112
	Daewoong Co., Ltd.	5,154	67,234
	Daewoong Pharmaceutical Co., Ltd.	133	17,676
	Daihan Pharmaceutical Co., Ltd.	2,113	59,466
	Daishin Securities Co., Ltd.	13,218	132,033
*	Daiyang Metal Co., Ltd.	3,149	19,829
*	Danal Co., Ltd.	11,819	28,785
	Danawa Co., Ltd.	1,195	22,116
	Daou Data Corp.	10,823	77,431
#	Daou Technology, Inc.	18,282	313,470
*	Dasan Networks, Inc.	3,438	20,935
	Dawonsys Co., Ltd.	1,732	19,840
*	Dayou Automotive Seat Technology Co., Ltd.	24,500	18,658
*	Dayou Plus Co., Ltd.	39,586	27,043
	DB Financial Investment Co., Ltd.	14,228	54,796
	DB HiTek Co., Ltd.	23,617	262,190
	DB Insurance Co., Ltd.	29,239	1,383,766
*	DB, Inc.	34,307	23,036
	Dentium Co., Ltd.	1,418	81,450
*	Deutsch Motors, Inc.	3,114	23,316
	Development Advance Solution Co., Ltd.	4,645	22,988
	DGB Financial Group, Inc.	44,680	283,707
#	DHP Korea Co., Ltd.	2,807	16,950
	DI Dong Il Corp.	527	31,946
	Digital Chosun Co., Ltd.	7,564	15,747
	Digital Power Communications Co., Ltd.	4,467	17,908
*	DIO Corp.	1,400	47,966
	DMS Co., Ltd.	3,334	13,966
	DNF Co., Ltd.	4,955	29,709
#	Dong A Eltek Co., Ltd.	3,336	23,253
	Dong Ah Tire & Rubber Co., Ltd.	1,575	16,222
	Dong-A Socio Holdings Co., Ltd.	204	15,044
	Dong-A ST Co., Ltd.	1,028	79,648
#	Dong-Ah Geological Engineering Co., Ltd.	4,456	81,805
	Dongbu Corp.	2,681	20,390
	Dongil Industries Co., Ltd.	385	19,076
#	Dongjin Semichem Co., Ltd.	16,117	183,794
	DongKook Pharmaceutical Co., Ltd.	621	34,901
	Dongkuk Industries Co., Ltd.	18,742	40,328

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Steel Mill Co., Ltd.	27,545	$154,141
	Dongkuk Structures & Construction Co., Ltd.	4,495	7,737
	Dongsuh Cos., Inc.	2,762	41,540
	Dongsung Chemical Co., Ltd.	737	10,747
	DONGSUNG Corp.	8,491	38,939
	Dongwha Enterprise Co., Ltd.	3,262	50,747
	Dongwha Pharm Co., Ltd.	5,495	41,286
	Dongwon Development Co., Ltd.	24,409	99,318
	Dongwon F&B Co., Ltd.	381	85,628
	Dongwon Industries Co., Ltd.	849	164,075
	Dongwon Systems Corp.	1,060	33,776
	Dongyang E&P, Inc.	1,070	10,288
*	Dongyang Steel Pipe Co., Ltd.	20,607	19,657
	Doosan Bobcat, Inc.	3,574	107,975
	Doosan Corp.	3,367	297,245
*	Doosan Heavy Industries & Construction Co., Ltd.	80,148	409,236
#*	Doosan Infracore Co., Ltd.	76,700	399,132
	DoubleUGames Co., Ltd.	1,064	50,056
	Douzone Bizon Co., Ltd.	6,186	332,432
	DRB Holding Co., Ltd.	2,589	11,911
*	Dreamus Co.	3,631	18,753
	DTR Automotive Corp.	1,827	49,014
*	Duk San Neolux Co., Ltd.	948	13,570
	DY Corp.	6,599	28,496
	DY POWER Corp.	4,041	39,850
	e Tec E&C, Ltd.	900	59,644
	E1 Corp.	1,504	68,079
	Eagon Holdings Co., Ltd.	7,561	17,359
	Easy Bio, Inc.	26,631	117,709
*	Ecopro Co., Ltd.	4,839	88,354
	e-Credible Co., Ltd.	909	13,658
*	Ehwa Technologies Information Co., Ltd.	63,076	12,856
	e-LITECOM Co., Ltd.	2,144	8,609
	E-MART, Inc.	6,120	627,351
	EM-Tech Co., Ltd.	4,598	45,491
*	Enerzent Co., Ltd.	6,893	5,493
	ENF Technology Co., Ltd.	4,799	78,215
	Eo Technics Co., Ltd.	867	51,793
*	eSang Networks Co., Ltd.	2,144	14,387
	Eugene Corp.	21,899	92,957
	Eugene Investment & Securities Co., Ltd.	23,816	47,250
	Eugene Technology Co., Ltd.	4,629	43,131
*	Eusu Holdings Co., Ltd.	5,910	33,499
	EVERDIGM Corp.	1,142	4,636
#	F&F Co., Ltd.	1,924	112,192
	Farmsco	8,076	34,801
*	FarmStory Co., Ltd.	29,121	22,874
*	Feelingk Co., Ltd.	21,178	20,828
	Fila Korea, Ltd.	13,368	756,430
	Fine DNC Co., Ltd.	1,051	1,523
#	Fine Semitech Corp.	5,935	35,531
*	Fine Technix Co., Ltd.	5,200	5,669
#*	Foosung Co., Ltd.	15,450	114,857
*	Gamevil, Inc.	309	9,355
	Gaon Cable Co., Ltd.	1,018	14,776
	GMB Korea Corp.	3,121	13,723
*	GNCO Co., Ltd.	12,219	11,188
	GOLFZON Co., Ltd.	1,071	64,018
	Golfzon Newdin Holdings Co., Ltd.	8,068	31,119

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Grand Korea Leisure Co., Ltd.	9,784	$152,891
	Green Cross Cell Corp.	495	15,609
	Green Cross Corp.	627	56,590
	Green Cross Holdings Corp.	2,232	36,791
	GS Engineering & Construction Corp.	16,192	461,172
	GS Global Corp.	25,862	53,047
	GS Holdings Corp.	35,563	1,506,686
	GS Home Shopping, Inc.	932	131,642
	GS Retail Co., Ltd.	6,254	196,723
*	G-SMATT GLOBAL Co., Ltd.	7,836	3,440
	Gwangju Shinsegae Co., Ltd.	235	34,327
*	GY Commerce Co., Ltd.	4,452	1,587
	HAESUNG DS Co., Ltd.	3,675	39,969
	Haesung Industrial Co., Ltd.	1,021	8,597
	Haitai Confectionery & Foods Co., Ltd.	1,576	11,408
*	Halla Corp.	15,710	41,550
	Halla Holdings Corp.	3,614	130,635
	Han Kuk Carbon Co., Ltd.	3,536	21,554
	Hana Financial Group, Inc.	62,561	1,831,167
	Hana Micron, Inc.	9,900	32,223
	Hana Tour Service, Inc.	2,911	105,859
*	Hanall Biopharma Co., Ltd.	764	16,928
	Hancom MDS, Inc.	1,135	11,149
	Hancom, Inc.	4,132	38,336
	Handok, Inc.	729	14,489
	Handsome Co., Ltd.	2,914	91,316
	Hanil Cement Co., Ltd.	555	49,320
	Hanil Holdings Co., Ltd.	455	18,914
	Hanil Hyundai Cement Co., Ltd.	369	9,071
*	Hanil Vacuum Co., Ltd.	10,832	9,080
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	26,082
	Hanjin Kal Corp.	4,912	106,851
	Hanjin Transportation Co., Ltd.	2,738	71,628
	Hankook Shell Oil Co., Ltd.	239	64,510
	Hankook Tire & Technology Co., Ltd.	25,389	661,755
	Hankuk Paper Manufacturing Co., Ltd.	1,641	25,111
	Hanmi Pharm Co., Ltd.	103	25,083
	Hanmi Science Co., Ltd.	358	14,138
	Hanmi Semiconductor Co., Ltd.	7,775	42,698
	Hanon Systems	21,775	214,151
	Hans Biomed Corp.	730	14,084
	Hansae Co., Ltd.	1,193	18,951
	Hansae Yes24 Holdings Co., Ltd.	6,834	43,720
	Hanshin Construction	4,822	63,728
	Hanshin Machinery Co.	7,006	9,563
	Hansol Chemical Co., Ltd.	2,668	182,447
*	Hansol Holdings Co., Ltd.	17,066	61,260
	Hansol HomeDeco Co., Ltd.	31,649	31,780
	Hansol Paper Co., Ltd.	11,693	139,199
*	Hansol Technics Co., Ltd.	10,714	62,932
	Hanssem Co., Ltd.	596	30,431
*	Hanwha Aerospace Co., Ltd.	9,918	268,716
	Hanwha Chemical Corp.	34,878	545,785
	Hanwha Corp.	25,789	516,238
	Hanwha Galleria Timeworld Co., Ltd.	549	8,433
	Hanwha General Insurance Co., Ltd.	35,527	104,467
*	Hanwha Investment & Securities Co., Ltd.	58,015	104,838
	Hanwha Life Insurance Co., Ltd.	214,716	474,561
	Hanyang Eng Co., Ltd.	8,226	79,121

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Securities Co., Ltd.	2,204	$13,091
*	Harim Co., Ltd.	19,679	44,703
	Harim Holdings Co., Ltd.	12,511	107,766
	HB Technology Co., Ltd.	6,750	16,212
	HDC Holdings Co., Ltd.	26,057	273,317
	HDC Hyundai Engineering Plastics Co., Ltd.	7,950	36,417
*	Heung-A Shipping Co., Ltd.	31,939	13,659
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,515	87,407
*	Hisem Co., Ltd.	3,082	13,538
	Hite Jinro Co., Ltd.	8,738	156,570
	Hitejinro Holdings Co., Ltd.	2,966	26,704
	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	61,315
*	Home Center Holdings Co., Ltd.	14,958	13,561
*	Homecast Co., Ltd.	5,319	21,932
	Hotel Shilla Co., Ltd.	7,249	477,718
	HS Industries Co., Ltd.	26,890	192,204
	HS R&A Co., Ltd.	12,730	20,200
*	HSD Engine Co., Ltd.	7,191	18,877
	Huchems Fine Chemical Corp.	11,078	212,226
*	Hugel, Inc.	317	99,856
*	Humax Co., Ltd.	6,166	27,055
	Humedix Co., Ltd.	249	4,458
*	Huneed Technologies	3,729	22,014
	Huons Co., Ltd.	1,280	52,905
	Huons Global Co., Ltd.	2,084	55,790
	Husteel Co., Ltd.	1,809	16,240
	Huvis Corp.	5,615	32,428
	Huvitz Co., Ltd.	2,773	21,562
	Hwa Shin Co., Ltd.	11,960	24,488
	Hwacheon Machine Tool Co., Ltd.	773	27,885
	Hwail Pharm Co., Ltd.	2,785	13,726
*	Hwajin Co., Ltd.	4,139	4,014
	Hwangkum Steel & Technology Co., Ltd.	3,708	23,886
	HwaSung Industrial Co., Ltd.	3,868	42,405
	Hy-Lok Corp.	4,187	64,217
*	Hyosung Advanced Materials Corp.	1,225	120,383
	Hyosung Chemical Corp.	872	119,358
	Hyosung Corp.	5,663	389,113
	Hyosung TNC Co., Ltd.	1,183	143,150
*	Hyundai Bioscience Co Ltd	1,480	16,032
	Hyundai BNG Steel Co., Ltd.	4,399	31,006
#	Hyundai Construction Equipment Co., Ltd.	5,034	131,538
	Hyundai Corp Holdings, Inc.	2,677	26,456
	Hyundai Corp.	1,832	30,001
	Hyundai Department Store Co., Ltd.	3,853	240,341
*	Hyundai Electric & Energy System Co., Ltd.	3,504	40,431
	Hyundai Elevator Co., Ltd.	2,540	170,547
	Hyundai Engineering & Construction Co., Ltd.	9,804	353,658
	Hyundai Glovis Co., Ltd.	3,813	494,087
	Hyundai Greenfood Co., Ltd.	18,355	191,758
	Hyundai Heavy Industries Holdings Co., Ltd.	1,925	527,767
	Hyundai Home Shopping Network Corp.	2,773	218,465
	Hyundai Hy Communications & Networks Co., Ltd.	16,126	48,687
	Hyundai Livart Furniture Co., Ltd.	3,328	43,502
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	819,191
*	Hyundai Merchant Marine Co., Ltd.	6,581	18,308
	Hyundai Mipo Dockyard Co., Ltd.	5,934	213,290
	Hyundai Mobis Co., Ltd.	4,409	892,169
	Hyundai Motor Co.	10,134	1,078,030

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Securities Co., Ltd.	8,272	$71,342
	Hyundai Pharmaceutical Co., Ltd.	5,002	18,898
*	Hyundai Rotem Co., Ltd.	2,679	37,265
	Hyundai Steel Co.	15,797	514,846
	Hyundai Telecommunication Co., Ltd.	3,896	30,021
	Hyundai Wia Corp.	6,936	252,368
	HyVision System, Inc.	4,057	28,204
	ICD Co., Ltd.	7,811	75,471
	IDIS Holdings Co., Ltd.	2,459	23,860
#	IHQ, Inc.	30,632	46,528
	Il Dong Pharmaceutical Co., Ltd.	1,499	21,712
	IlDong Holdings Co., Ltd.	1,955	21,139
*	Iljin Electric Co., Ltd.	4,435	10,391
	Iljin Holdings Co., Ltd.	11,581	27,833
*	Iljin Materials Co., Ltd.	1,238	38,838
	Ilshin Spinning Co., Ltd.	489	36,972
*	Ilyang Pharmaceutical Co., Ltd.	980	19,336
*	IM Co., Ltd.	8,684	8,042
	iMarketKorea, Inc.	6,839	67,671
	InBody Co., Ltd.	2,830	58,449
	Industrial Bank of Korea	52,598	582,605
	INITECH Co., Ltd.	3,505	14,955
	Innocean Worldwide, Inc.	1,034	58,246
*	Innox Advanced Materials Co., Ltd.	1,394	61,969
*	Inscobee, Inc.	16,453	33,756
*	Insun ENT Co., Ltd.	7,613	45,671
*	Interflex Co., Ltd.	2,858	23,434
	Interojo Co., Ltd.	2,190	41,505
	Interpark Corp.	1,523	7,053
	Interpark Holdings Corp.	18,307	33,780
	INTOPS Co., Ltd.	5,178	64,870
	Inzi Controls Co., Ltd.	3,569	16,482
*	Iones Co., Ltd.	1,757	7,419
	IS Dongseo Co., Ltd.	10,012	280,913
	ISC Co., Ltd.	3,063	22,029
	i-SENS, Inc.	555	11,587
	ISU Chemical Co., Ltd.	4,395	33,666
	IsuPetasys Co., Ltd.	6,955	28,510
	It's Hanbul Co., Ltd.	391	6,309
	Jahwa Electronics Co., Ltd.	3,674	30,064
	JASTECH, Ltd.	1,642	14,006
*	Jayjun Cosmetic Co., Ltd.	2,056	8,533
	JB Financial Group Co., Ltd.	68,101	316,387
	JC Hyun System, Inc.	6,173	21,702
*	Jcontentree Corp.	11,843	46,247
*	Jeju Semiconductor Corp.	6,082	16,618
	Jejuair Co., Ltd.	2,681	61,004
	Jinro Distillers Co., Ltd.	564	14,099
	Jinsung T.E.C.	6,512	40,093
	Jusung Engineering Co., Ltd.	9,061	47,421
	JVM Co., Ltd.	366	10,193
	JW Holdings Corp.	2,641	13,265
	JW Life Science Corp.	3,481	65,795
	JW Pharmaceutical Corp.	592	14,058
	JYP Entertainment Corp.	10,173	173,656
	Kakao Corp.	1,339	142,639
*	Kanglim Co., Ltd.	6,120	14,945
	Kangnam Jevisco Co., Ltd.	1,448	29,955
	Kangwon Land, Inc.	5,689	147,594

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KAON Media Co., Ltd.	3,801	$32,092
	KB Financial Group, Inc.	42,311	1,546,120
*	KB Metal Co., Ltd.	8,659	12,576
	KC Co., Ltd.	4,865	52,378
	KC Green Holdings Co., Ltd.	5,906	19,066
	KC Tech Co., Ltd.	2,444	30,829
	KCC Corp.	1,516	310,810
	KCC Engineering & Construction Co., Ltd.	3,099	16,345
*	KEC Corp.	33,389	29,983
	KEPCO Engineering & Construction Co., Inc.	1,021	16,186
	KEPCO Plant Service & Engineering Co., Ltd.	2,168	58,232
	Keyang Electric Machinery Co., Ltd.	8,517	22,525
*	KEYEAST Co., Ltd.	24,548	56,365
	KG Chemical Corp.	4,841	48,014
	KG Eco Technology Service Co., Ltd.	9,233	25,969
	Kginicis Co., Ltd.	4,395	45,718
	KGMobilians Co., Ltd.	4,597	22,798
*	KH Vatec Co., Ltd.	3,459	26,283
	Kia Motors Corp.	19,162	705,831
	KISCO Corp.	9,547	42,502
	KISCO Holdings Co., Ltd.	3,626	38,696
	KISWIRE, Ltd.	2,601	52,252
*	Kiwi Media Group Co., Ltd.	35,862	5,124
	KIWOOM Securities Co., Ltd.	3,341	204,393
*	KleanNara Co., Ltd.	5,677	10,815
*	KMW Co., Ltd.	620	28,448
	Kocom Co., Ltd.	2,542	14,066
*	Kodaco Co., Ltd.	11,316	15,746
	Koentec Co., Ltd.	5,183	51,392
	Koh Young Technology, Inc.	3,071	214,458
	Kolmar BNH Co., Ltd.	3,110	73,071
	Kolmar Korea Co., Ltd.	624	28,940
	Kolmar Korea Holdings Co., Ltd.	1,565	31,083
	Kolon Corp.	2,068	28,490
	Kolon Global Corp.	2,247	15,853
	Kolon Industries, Inc.	5,568	186,456
*	Kolon Life Science, Inc.	546	9,662
	Kolon Plastic, Inc.	1,808	8,504
	KoMiCo, Ltd.	1,570	34,664
*	Komipharm International Co., Ltd.	2,360	38,154
	Kook Soon Dang Brewery Co., Ltd.	6,281	20,111
	Korea Aerospace Industries, Ltd.	8,473	262,990
	Korea Alcohol Industrial Co., Ltd.	5,942	39,708
	Korea Asset In Trust Co., Ltd.	29,541	93,868
	Korea Autoglass Corp.	4,404	68,094
	Korea Cast Iron Pipe Industries Co., Ltd.	1,166	12,049
*	Korea Circuit Co., Ltd.	4,852	20,143
*	Korea District Heating Corp.	936	42,730
#*	Korea Electric Power Corp., Sponsored ADR	4,000	46,920
*	Korea Electric Power Corp.	19,691	463,573
	Korea Electric Terminal Co., Ltd.	1,644	92,307
	Korea Export Packaging Industrial Co., Ltd.	855	13,513
	Korea Gas Corp.	4,452	160,261
*	Korea Information & Communications Co., Ltd.	2,407	17,967
	Korea Investment Holdings Co., Ltd.	13,070	815,400
*	Korea Line Corp.	5,318	113,307
*	Korea Materials & Analysis Corp.	1,303	12,652
	Korea Petrochemical Ind Co., Ltd.	1,853	187,090
	Korea Real Estate Investment & Trust Co., Ltd.	89,541	165,282

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,593	$507,783
	Korea United Pharm, Inc.	3,661	62,556
	Korea Zinc Co., Ltd.	1,158	431,443
	Korean Air Lines Co., Ltd.	38,491	826,612
	Korean Reinsurance Co.	47,127	317,694
	Kortek Corp.	4,073	44,157
	KPX Chemical Co., Ltd.	898	42,848
	KSS LINE, Ltd.	6,720	37,509
	KT Corp., Sponsored ADR	2,500	29,500
	KT Corp.	2,588	60,495
*	KT Hitel Co., Ltd.	4,017	19,296
	KT Skylife Co., Ltd.	13,595	114,726
	KT Submarine Co., Ltd.	4,890	12,967
	KT&G Corp.	6,046	490,955
*	KTB Investment & Securities Co., Ltd.	22,459	49,518
	KTCS Corp.	8,939	15,084
	Ktis Corp.	7,637	14,051
	Kukbo Design Co., Ltd.	1,117	14,010
	Kukdo Chemical Co., Ltd.	1,153	47,209
	Kukje Pharma Co., Ltd.	4,213	14,529
	Kumho Industrial Co., Ltd.	5,409	59,553
	Kumho Petrochemical Co., Ltd.	5,132	351,932
*	Kumho Tire Co., Inc.	25,262	85,350
	Kumkang Kind Co., Ltd.	6,650	22,352
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	63,658
*	Kwang Myung Electric Co., Ltd.	8,801	16,007
	Kyeryong Construction Industrial Co., Ltd.	3,546	76,161
	Kyobo Securities Co., Ltd.	8,735	71,836
	Kyongbo Pharmaceutical Co., Ltd.	2,380	17,199
	Kyung Dong Navien Co., Ltd.	1,287	40,396
*	Kyung Nam Pharm Co., Ltd.	3,666	9,993
	Kyungbang Co., Ltd.	5,808	48,931
	KyungDong City Gas Co., Ltd.	568	14,099
	KyungDong Invest Co., Ltd.	230	6,838
	Kyungdong Pharm Co., Ltd.	5,384	38,240
#	Kyung-In Synthetic Corp.	5,514	38,682
	L&F Co., Ltd.	2,765	65,964
#*	LB Semicon, Inc.	13,039	108,483
	LEADCORP, Inc. (The)	9,326	51,254
*	Lee Ku Industrial Co., Ltd.	13,760	20,005
	LEENO Industrial, Inc.	2,474	115,364
*	Leenos Corp.	5,141	6,141
	LF Corp.	8,861	182,565
	LG Chem, Ltd.	5,882	1,663,592
	LG Corp.	14,690	876,303
#*	LG Display Co., Ltd., ADR	7,000	42,210
#*	LG Display Co., Ltd.	91,486	1,111,582
	LG Electronics, Inc.	41,896	2,294,190
	LG Hausys, Ltd.	2,888	145,607
	LG Household & Health Care, Ltd.	791	837,531
	LG Innotek Co., Ltd.	6,171	582,715
	LG International Corp.	13,415	208,091
	LG Uplus Corp.	106,382	1,164,981
	LIG Nex1 Co., Ltd.	976	24,192
*	Liveplex Co., Ltd.	14,590	9,679
	LMS Co., Ltd.	1,405	16,427
	Lock & Lock Co., Ltd.	2,661	34,693
	LOT Vacuum Co., Ltd.	3,898	23,132
	Lotte Chemical Corp.	4,265	833,512

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co., Ltd.	670	$81,901
	Lotte Corp.	7,606	217,580
	LOTTE Fine Chemical Co., Ltd.	6,059	247,695
	Lotte Food Co., Ltd.	170	70,138
	LOTTE Himart Co., Ltd.	4,537	140,422
*	Lotte Non-Life Insurance Co., Ltd.	38,382	66,186
	Lotte Shopping Co., Ltd.	3,386	387,231
	LS Cable & System Asia, Ltd.	2,218	14,170
	LS Corp.	4,744	176,148
	LS Industrial Systems Co., Ltd.	6,049	234,446
*	Lumens Co., Ltd.	13,886	21,244
*	Lutronic Corp.	2,412	14,843
*	LVMC Holdings	13,199	31,989
	Macquarie Korea Infrastructure Fund	55,637	547,830
*	Macrogen, Inc.	790	16,862
	Maeil Holdings Co., Ltd.	3,729	37,236
	MAKUS, Inc.	7,385	25,421
#	Mando Corp.	14,967	425,708
*	Maniker Co., Ltd.	31,924	23,133
	Mcnex Co., Ltd.	7,768	136,282
*	ME2ON Co., Ltd.	7,916	37,055
	Medy-Tox, Inc.	878	307,887
	Meerecompany, Inc.	821	27,064
	MegaStudy Co., Ltd.	2,315	20,090
	MegaStudyEdu Co., Ltd.	5,139	134,729
#*	Melfas, Inc.	4,344	8,453
	Meritz Financial Group, Inc.	20,620	242,067
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	488,079
	Meritz Securities Co., Ltd.	107,207	455,752
	Mi Chang Oil Industrial Co., Ltd.	191	12,503
	MiCo, Ltd.	16,385	69,949
	Minwise Co., Ltd.	1,105	16,970
	Mirae Asset Daewoo Co., Ltd.	55,574	350,863
	Mirae Asset Life Insurance Co., Ltd.	37,607	126,298
	Miwon Specialty Chemical Co., Ltd.	850	53,103
	MK Electron Co., Ltd.	9,955	67,884
*	MNTech Co., Ltd.	7,262	19,749
	Mobase Co., Ltd.	4,670	21,249
	Modetour Network, Inc.	1,405	18,445
	Moorim P&P Co., Ltd.	9,257	33,683
	Moorim Paper Co., Ltd.	10,458	23,754
	Motonic Corp.	3,936	31,608
	Muhak Co., Ltd.	5,364	47,480
	Multicampus Corp.	319	12,052
	Namhae Chemical Corp.	1,557	11,866
*	Namsun Aluminum Co., Ltd.	6,789	18,280
	Namyang Dairy Products Co., Ltd.	154	69,726
	Nasmedia Co., Ltd.	994	25,670
	NAVER Corp.	4,710	546,440
	NCSoft Corp.	1,212	492,491
	NeoPharm Co., Ltd.	1,610	58,806
*	Neowiz	2,740	29,450
*	NEOWIZ HOLDINGS Corp.	2,036	22,711
#	NEPES Corp.	11,397	288,560
*	Netmarble Corp.	462	35,225
*	New Power Plasma Co., Ltd.	1,040	12,621
	Nexen Corp.	11,324	56,597
	Nexen Tire Corp.	15,039	109,029
	NH Investment & Securities Co., Ltd.	43,870	480,943

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NHN KCP Corp.	3,853	$60,399
	NICE Holdings Co., Ltd.	10,452	191,191
	Nice Information & Telecommunication, Inc.	3,138	82,461
	NICE Information Service Co., Ltd.	13,197	173,173
	NICE Total Cash Management Co., Ltd.	8,267	56,862
*	NK Co., Ltd.	23,922	22,620
	Nong Shim Holdings Co., Ltd.	716	47,975
	Nong Woo Bio Co., Ltd.	2,987	27,846
	NongShim Co., Ltd.	712	141,067
	Noroo Holdings Co., Ltd.	946	9,057
	NOROO Paint & Coatings Co., Ltd.	2,394	14,210
	NS Shopping Co., Ltd.	5,600	48,854
	Nuri Telecom Co., Ltd.	2,417	10,377
	OCI Co., Ltd.	5,553	350,606
	Opto Device Technology Co., Ltd.	4,785	19,324
	OPTRON-TEC, Inc.	7,896	39,161
	Orange Life Insurance, Ltd.	4,341	103,700
	Orion Corp.	660	44,865
	Orion Holdings Corp.	9,302	122,334
*	Osstem Implant Co., Ltd.	3,792	219,602
*	Osung Advanced Materials Co., Ltd.	27,587	35,926
	Ottogi Corp.	39	21,237
	Paik Kwang Industrial Co., Ltd.	8,901	20,129
*	Pan Ocean Co., Ltd.	61,187	247,244
	Pan-Pacific Co., Ltd.	10,094	24,768
	Paradise Co., Ltd.	2,315	31,696
	Partron Co., Ltd.	14,316	173,035
*	Paru Co., Ltd.	4,569	8,829
*	Pearl Abyss Corp.	1,201	173,440
*	People & Technology, Inc.	2,880	11,188
*	Pharmicell Co., Ltd.	3,390	23,539
*	Pobis TNC Co., Ltd.	10,917	12,156
	Poongsan Corp.	8,667	172,015
	Poongsan Holdings Corp.	1,620	51,301
	POSCO, Sponsored ADR	11,313	529,788
	POSCO	5,988	1,128,633
#	POSCO Chemtech Co., Ltd.	5,859	238,800
	POSCO Coated & Color Steel Co., Ltd.	1,326	18,396
	Posco ICT Co., Ltd.	13,262	56,245
	Posco International Corp.	12,076	190,108
	Posco M-Tech Co., Ltd.	2,732	11,296
*	Power Logics Co., Ltd.	15,187	129,302
	Protec Co., Ltd.	1,565	24,551
#	PS TEC Co., Ltd.	4,252	14,904
	PSK Holdings, Inc.	2,060	13,651
*	PSK, Inc.	5,465	77,830
	Pulmuone Co., Ltd.	7,670	69,780
	Pungkuk Alcohol Industry Co., Ltd.	731	12,588
	Pyeong Hwa Automotive Co., Ltd.	4,745	37,815
*	Redrover Co., Ltd.	23,349	12,039
	Reyon Pharmaceutical Co., Ltd.	1,497	17,890
*	RFTech Co., Ltd.	4,695	31,779
	S&S Tech Corp.	3,957	26,641
	S&T Dynamics Co., Ltd.	5,786	32,325
	S&T Holdings Co., Ltd.	2,883	36,947
#	S&T Motiv Co., Ltd.	4,395	185,209
*	S.Y. Co., Ltd.	3,038	12,191
	S-1 Corp.	2,354	207,881
	Sajo Industries Co., Ltd.	1,127	42,771

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sajodongaone Co., Ltd.	9,516	$9,279
	Sam Chun Dang Pharm Co., Ltd.	1,284	36,030
*	SAM KANG M&T Co., Ltd.	6,234	21,424
	Sam Young Electronics Co., Ltd.	5,400	47,169
	Sam Yung Trading Co., Ltd.	1,713	23,832
	Sambo Corrugated Board Co., Ltd.	727	5,576
#	Sambo Motors Co., Ltd.	5,206	23,671
	Samchully Co., Ltd.	644	48,585
*	Samchuly Bicycle Co., Ltd.	2,639	14,081
	Samho Development Co., Ltd.	8,173	31,491
	Samho International Co., Ltd.	1,716	29,967
	SAMHWA Paints Industrial Co., Ltd.	4,214	21,643
	Samick Musical Instruments Co., Ltd.	19,769	27,770
	Samick THK Co., Ltd.	3,397	34,703
	Samji Electronics Co., Ltd.	3,286	30,181
	Samjin LND Co., Ltd.	8,627	14,702
	Samjin Pharmaceutical Co., Ltd.	4,150	94,663
	Samkee Automotive Co., Ltd.	9,415	21,306
	Samkwang Glass Co., Ltd.	1,543	48,426
	Sammok S-Form Co., Ltd.	5,091	43,713
*	SAMPYO Cement Co., Ltd.	17,261	47,850
*	Samsung Biologics Co., Ltd.	144	33,851
	Samsung C&T Corp.	3,265	251,669
	Samsung Card Co., Ltd.	7,651	234,439
#	Samsung Electro-Mechanics Co., Ltd.	8,574	657,304
	Samsung Electronics Co., Ltd.	661,530	25,055,254
*	Samsung Engineering Co., Ltd.	19,055	262,886
	Samsung Fire & Marine Insurance Co., Ltd.	6,789	1,507,117
*	Samsung Heavy Industries Co., Ltd.	70,858	419,749
	Samsung Life Insurance Co., Ltd.	10,891	699,150
*	Samsung Pharmaceutical Co., Ltd.	11,337	20,053
	Samsung SDI Co., Ltd.	1,578	328,622
	Samsung SDS Co., Ltd.	1,813	317,113
	Samsung Securities Co., Ltd.	17,973	552,147
	SAMT Co., Ltd.	33,156	59,720
	Samwha Capacitor Co., Ltd.	3,391	124,212
	Samyang Corp.	1,345	60,872
	Samyang Foods Co., Ltd.	1,026	54,661
	Samyang Holdings Corp.	1,645	96,546
	Samyang Tongsang Co., Ltd.	608	30,178
	Samyoung M-Tek Co., Ltd.	3,893	10,232
	Sang-A Frontec Co., Ltd.	1,725	22,640
*	Sangsangin Co., Ltd.	14,994	237,966
	Sangsin Brake	5,178	15,685
	Sangsin Energy Display Precision Co., Ltd.	2,886	25,844
	SaraminHR Co., Ltd.	847	16,468
	SAVEZONE I&C Corp.	7,852	24,525
*	SBS Media Holdings Co., Ltd.	14,920	27,528
*	SBW	36,660	34,901
*	S-Connect Co., Ltd.	29,904	37,278
	Seah Besteel Corp.	6,421	87,495
	SeAH Steel Corp.	668	36,276
	SeAH Steel Holdings Corp.	745	32,587
	Sebang Co., Ltd.	5,642	57,025
	Sebang Global Battery Co., Ltd.	3,462	118,255
	Sebo Manufacturing Engineer Corp.	3,087	23,258
*	Seegene, Inc.	1,876	35,058
#	Sejong Industrial Co., Ltd.	5,251	21,089
*	Sejong Telecom, Inc.	70,699	25,654

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sekonix Co., Ltd.	4,143	$21,959
	S-Energy Co., Ltd.	3,217	10,697
*	Seobu T&D	10,412	74,101
	Seohan Co., Ltd.	37,879	43,217
	Seohee Construction Co., Ltd.	74,915	74,892
#	Seojin System Co., Ltd.	4,350	92,556
	Seoul Auction Co., Ltd.	1,148	6,225
	Seoul Semiconductor Co., Ltd.	16,261	219,458
	SEOWONINTECH Co., Ltd.	3,132	13,611
	Seoyon Co., Ltd.	5,803	16,688
	Seoyon E-Hwa Co., Ltd.	6,608	27,621
	SFA Engineering Corp.	10,342	327,145
*	SFA Semicon Co., Ltd.	47,418	101,229
#*	SG Corp.	32,481	26,800
*	SG&G Corp.	6,213	10,560
*	SGA Co., Ltd.	8,963	6,370
	SH Energy & Chemical Co., Ltd.	26,194	23,315
*	Shin Poong Pharmaceutical Co., Ltd.	3,275	16,955
	Shindaeyang Paper Co., Ltd.	852	49,386
	Shinhan Financial Group Co., Ltd.	34,476	1,262,808
	Shinhan Financial Group Co., Ltd., ADR	2,400	87,168
	Shinsegae Engineering & Construction Co., Ltd.	1,276	30,469
	Shinsegae Food Co., Ltd.	604	37,889
	Shinsegae Information & Communication Co., Ltd.	458	49,779
	Shinsegae International, Inc.	153	21,774
	Shinsegae, Inc.	1,716	364,992
*	Shinsung E&G Co., Ltd.	18,108	16,050
#*	Shinsung Tongsang Co., Ltd.	23,223	27,061
#*	Shinwha Intertek Corp.	10,450	47,837
*	Shinwon Corp.	22,158	37,600
	Shinyoung Securities Co., Ltd.	2,025	100,419
	SHOWBOX Corp.	11,923	38,374
#*	Signetics Corp.	17,051	14,070
	SIGONG TECH Co., Ltd.	2,357	10,491
	Silicon Works Co., Ltd.	2,704	86,361
	Silla Co., Ltd.	3,447	36,209
	SIMMTECH Co., Ltd.	10,495	47,166
	SIMPAC, Inc.	9,536	21,280
	Sindoh Co., Ltd.	2,160	78,639
	SK Bioland Co., Ltd.	3,121	35,157
	SK D&D Co., Ltd.	1,460	31,256
	SK Discovery Co., Ltd.	6,515	132,955
	SK Gas, Ltd.	1,679	109,745
	SK Holdings Co., Ltd.	4,029	749,142
	SK Hynix, Inc.	96,784	6,195,544
	SK Innovation Co., Ltd.	10,472	1,504,713
	SK Materials Co., Ltd.	1,048	157,099
	SK Networks Co., Ltd.	58,298	244,462
	SK Securities Co., Ltd.	151,641	82,515
#	SK Telecom Co., Ltd., Sponsored ADR	1,400	32,074
	SK Telecom Co., Ltd.	1,056	221,073
	SKC Co., Ltd.	6,532	231,931
#*	SKC Solmics Co., Ltd.	14,915	49,772
#	SKCKOLONPI, Inc.	4,953	119,647
	SL Corp.	2,816	52,385
*	SM Entertainment Co.	1,003	29,778
*	S-MAC Co., Ltd.	17,626	12,785
	SMEC Co., Ltd.	5,759	13,362
*	SNU Precision Co., Ltd.	3,896	8,736

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	S-Oil Corp.	5,960	$470,852
*	Solborn, Inc.	4,032	13,335
*	Solco Biomedical Co., Ltd.	20,337	4,085
*	Solid, Inc.	6,762	31,008
	Songwon Industrial Co., Ltd.	7,973	126,115
#	Soulbrain Co., Ltd.	5,402	295,495
	SPC Samlip Co., Ltd.	717	56,973
	SPG Co., Ltd.	1,477	10,551
	Spigen Korea Co., Ltd.	1,063	52,053
	Ssangyong Cement Industrial Co., Ltd.	38,395	182,109
*	Ssangyong Motor Co.	14,381	40,289
	ST Pharm Co., Ltd.	2,029	24,048
	Suheung Co., Ltd.	1,837	49,245
	Sun Kwang Co., Ltd.	1,942	27,015
	Sunchang Corp.	2,455	10,023
	Sung Bo Chemicals Co., Ltd.	5,041	21,270
	Sung Kwang Bend Co., Ltd.	9,320	72,062
*	Sungchang Enterprise Holdings, Ltd.	23,155	35,081
	Sungdo Engineering & Construction Co., Ltd.	5,057	21,057
	Sungshin Cement Co., Ltd.	4,554	29,104
	Sungwoo Hitech Co., Ltd.	30,887	98,609
	Sunjin Co., Ltd.	4,911	42,184
*	Suprema HQ, Inc.	570	3,161
*	Suprema, Inc.	529	12,818
	SurplusGlobal, Inc.	9,874	19,936
*	Synopex, Inc.	18,521	38,772
#	Systems Technology, Inc.	3,867	44,947
*	Tae Kyung Industrial Co., Ltd.	6,193	29,500
	Taekwang Industrial Co., Ltd.	162	169,817
*	Taewoong Co., Ltd.	5,246	40,533
	Taeyoung Engineering & Construction Co., Ltd.	21,354	237,822
*	Taihan Electric Wire Co., Ltd.	11,757	6,076
*	Taihan Fiberoptics Co., Ltd.	3,210	10,153
	Taihan Textile Co., Ltd.	1,477	24,894
#	Tailim Packaging Co., Ltd.	6,595	34,208
*	TBH Global Co., Ltd.	8,225	19,465
	TechWing, Inc.	7,381	65,437
	TES Co., Ltd.	8,997	121,857
	Tesna Co., Ltd.	1,456	51,551
*	Theragen Etex Co., Ltd.	1,772	11,232
*	Thinkware Systems Corp.	2,160	12,444
*	TK Chemical Corp.	10,111	22,526
	TK Corp.	5,739	44,925
	Tokai Carbon Korea Co., Ltd.	1,461	68,973
	Tongyang Life Insurance Co., Ltd.	18,908	61,734
	Tongyang, Inc.	53,574	73,018
	Top Engineering Co., Ltd.	7,019	51,677
	Toptec Co., Ltd.	8,221	67,002
	Tovis Co., Ltd.	5,714	33,436
	TS Corp.	1,615	26,871
*	T'way Holdings, Inc.	21,014	28,339
	Ubiquoss, Inc.	666	19,022
*	Ugint Co., Ltd.	27,877	24,742
	UIL Co., Ltd.	4,913	20,472
	Uju Electronics Co., Ltd.	2,705	18,677
*	Unick Corp.	2,721	14,292
	Unid Co., Ltd.	2,127	85,087
	Union Semiconductor Equipment & Materials Co., Ltd.	11,852	40,239
	Uniquest Corp.	3,608	18,381

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	UniTest, Inc.	7,073	$67,225
	Value Added Technology Co., Ltd.	2,552	53,632
	Viatron Technologies, Inc.	1,640	13,685
	Vieworks Co., Ltd.	1,617	37,109
	Visang Education, Inc.	2,929	19,341
*	Vitzrocell Co., Ltd.	1,842	16,101
*	W Holding Co., Ltd.	36,772	11,554
*	Webzen, Inc.	4,379	56,220
	Wemade Co., Ltd.	967	21,668
	Whanin Pharmaceutical Co., Ltd.	2,132	29,428
*	WillBes & Co. (The)	19,813	17,047
	Winix, Inc.	2,498	41,241
#	WiSoL Co., Ltd.	11,563	166,256
*	Won Ik Corp.	2,720	8,480
*	Wonik Holdings Co., Ltd.	14,260	44,430
	WONIK IPS Co., Ltd.	11,967	248,225
	Wonik Materials Co., Ltd.	2,336	45,754
*	Wonik QnC Corp.	3,518	31,893
*	Woojin, Inc.	3,421	13,684
*	Woongjin Co., Ltd.	21,955	26,699
	Woongjin Coway Co., Ltd.	6,767	477,988
*	Woongjin Energy Co., Ltd.	4,471	2,591
*	Woongjin Thinkbig Co., Ltd.	18,422	37,049
	Woori Financial Group, Inc.	92,304	1,019,695
*	Woori Investment Bank Co., Ltd.	33,793	20,263
#*	Woori Technology, Inc.	10,028	7,889
	Woorison F&G Co., Ltd.	11,019	18,418
	Woory Industrial Co., Ltd.	2,626	46,387
	Wooshin Systems Co., Ltd.	3,007	14,818
#*	WooSung Feed Co., Ltd.	6,316	15,005
	Y G-1 Co., Ltd.	9,561	68,075
*	YeaRimDang Publishing Co., Ltd.	10,331	35,312
	YMC Co., Ltd.	4,926	18,812
	Yoosung Enterprise Co., Ltd.	3,387	8,127
	YooSung T&S Co., Ltd.	4,556	10,234
	Youlchon Chemical Co., Ltd.	2,627	34,832
	Young Poong Corp.	88	50,451
	Young Poong Precision Corp.	5,214	35,926
	Youngone Corp.	6,169	174,888
	Youngone Holdings Co., Ltd.	3,180	141,238
*	Yuanta Securities Korea Co., Ltd.	47,955	110,977
	Yuhan Corp.	771	140,425
*	Yungjin Pharmaceutical Co., Ltd.	4,960	18,724
	Zeus Co., Ltd.	2,774	28,271
TOTAL SOUTH KOREA			126,950,280
SPAIN — (1.6%)
	Acciona SA	14,249	1,517,219
	Acerinox SA	109,669	916,259
	ACS Actividades de Construccion y Servicios SA	42,349	1,711,183
	Aena SME SA	7,050	1,278,039
	Alantra Partners SA	733	12,207
	Almirall SA	7,005	126,976
	Amadeus IT Group SA	38,684	3,023,035
*	Amper SA	289,548	79,182
	Applus Services SA	78,824	1,108,007
#	Atresmedia Corp. de Medios de Comunicacion SA	40,947	159,546
	Azkoyen SA	6,948	54,581
#	Banco Bilbao Vizcaya Argentaria SA	481,436	2,451,331

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco de Sabadell SA	1,013,362	$885,053
#	Banco Santander SA	1,313,766	5,607,512
#	Banco Santander SA, Sponsored ADR	53,486	226,783
	Bankia SA	316,720	627,926
	Bankinter SA	86,398	560,441
	Bolsas y Mercados Espanoles SHMSF SA	42,561	1,004,387
	CaixaBank SA	375,752	931,282
	Cellnex Telecom SA	63,957	2,391,885
	Cia de Distribucion Integral Logista Holdings SA	33,243	692,658
	CIE Automotive SA	19,308	488,208
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	281,319
#*	Deoleo SA	169,745	11,633
*	Duro Felguera SA	9,588	2,428
	Ebro Foods SA	17,019	341,983
*	eDreams ODIGEO SA	19,877	89,928
	Elecnor SA	10,479	131,310
	Enagas SA	99,393	2,168,173
#	Ence Energia y Celulosa SA	85,077	307,554
	Endesa SA	35,724	882,683
	Ercros SA	69,456	133,639
	Euskaltel SA	38,038	332,256
	Faes Farma SA	116,570	577,089
	Ferrovial SA	11,373	295,868
*	Fluidra SA	14,665	183,447
	Fomento de Construcciones y Contratas SA	15,941	202,951
*	Global Dominion Access SA	61,555	295,928
	Grifols SA	33,744	1,093,596
	Grupo Catalana Occidente SA	10,508	375,136
*	Grupo Empresarial San Jose SA	5,388	48,843
	Iberdrola S.A.	704,062	6,679,713
	Iberdrola SA	16,373	155,336
*	Indra Sistemas SA	57,644	493,690
	Industria de Diseno Textil SA	84,103	2,516,556
	Laboratorios Farmaceuticos Rovi SA	663	15,241
	Liberbank SA	886,100	329,993
	Mapfre SA	489,152	1,346,555
*	Masmovil Ibercom SA	18,125	410,528
	Mediaset Espana Comunicacion SA	89,514	525,492
	Melia Hotels International SA	45,681	402,442
#	Miquel y Costas & Miquel SA	12,924	223,332
	Naturgy Energy Group SA	71,603	1,813,766
#*	Obrascon Huarte Lain SA	47,065	58,713
	Parques Reunidos Servicios Centrales SAU, Class C	943	14,414
*	Pharma Mar SA	12,560	21,706
*	Promotora de Informaciones SA, Class A	117,341	172,824
	Prosegur Cia de Seguridad SA	114,510	534,434
*	Quabit Inmobiliaria SA	26,315	27,519
*	Realia Business SA	44,100	45,768
	Red Electrica Corp. SA	57,730	1,088,432
	Repsol SA, Sponsored ADR	232	3,664
	Repsol SA	139,478	2,212,236
#	Sacyr S.A.	248,476	637,548
	Siemens Gamesa Renewable Energy SA	17,818	249,320
*	Solaria Energia y Medio Ambiente SA	15,503	91,658
*	Talgo SA	35,377	190,191
*	Tecnicas Reunidas SA	3,595	86,683
#	Telefonica SA, Sponsored ADR	6,481	49,320
	Telefonica SA	319,819	2,438,178
	Tubacex SA	17,854	56,961

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Unicaja Banco SA	21,109	$16,624
	Vidrala SA	8,340	755,490
	Viscofan SA	23,792	1,164,560
	Vocento SA	5,805	7,867
	Zardoya Otis SA	55,531	380,670
TOTAL SPAIN			58,826,888
SWEDEN — (1.9%)
	AAK AB	48,336	988,849
*	AcadeMedia AB	14,327	74,867
	AddLife AB, Class B	4,174	112,440
	AddNode Group AB	7,440	119,012
	AddTech AB, Class B	15,717	412,077
	AF POYRY AB	25,821	608,502
	Alfa Laval AB	33,937	633,948
	Alimak Group AB	5,131	71,308
	Arjo AB, Class B	95,312	383,628
	Assa Abloy AB, Class B	20,915	479,730
	Atlas Copco AB, Class A	40,944	1,250,599
	Atlas Copco AB, Class B	24,104	657,573
	Atrium Ljungberg AB, Class B	12,573	232,365
	Attendo AB	26,870	122,132
	Avanza Bank Holding AB	32,635	291,222
	Axfood AB	17,325	364,767
	BE Group AB	696	3,116
	Beijer Alma AB	20,027	246,285
	Beijer Electronics Group AB	5,488	24,988
	Beijer Ref AB	17,626	390,703
	Bergman & Beving AB	11,553	113,737
	Besqab AB	1,464	18,546
	Betsson AB	77,995	411,725
	Bilia AB, Class A	60,249	531,908
#	BillerudKorsnas AB	72,324	834,979
	BioGaia AB, Class B	5,910	245,740
	Biotage AB	12,625	136,141
	Bjorn Borg AB	11,408	29,613
	Boliden AB	98,291	2,228,974
	Bonava AB, Class B	36,423	436,052
	Bravida Holding AB	22,401	186,061
	Bufab AB	14,774	152,705
	Bulten AB	5,345	35,864
	Bure Equity AB	26,553	494,728
#*	Byggmax Group AB	33,815	116,094
	Castellum AB	19,879	403,556
	Catena AB	5,700	178,015
#*	Cavotec SA	7,105	10,241
#	Clas Ohlson AB, Class B	13,808	124,287
	Cloetta AB, Class B	94,156	280,472
*	Collector AB	4,634	25,156
	Concentric AB	13,349	164,481
	Coor Service Management Holding AB	6,606	55,715
	Dios Fastigheter AB	27,940	239,663
	Dometic Group AB	121,523	1,108,640
*	Doro AB	11,734	43,784
	Duni AB	11,128	131,957
#	Dustin Group AB	28,097	242,557
	Eastnine AB	6,781	76,900
	Elanders AB, Class B	2,784	23,992
	Electrolux AB	64,544	1,491,427

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Elekta AB, Class B	33,319	$474,055
#*	Eltel AB	23,947	55,167
*	Enea AB	3,603	61,282
	Epiroc AB, Class A	60,137	658,969
	Epiroc AB, Class B	30,082	312,662
	Essity AB, Class A	2,277	68,147
	Essity AB, Class B	43,689	1,297,698
	eWork Group AB	2,020	15,529
	Fabege AB	33,056	510,126
#	Fagerhult AB	18,220	112,665
*	Fastighets AB Balder, Class B	12,918	442,351
	FastPartner AB	7,965	70,844
	Fenix Outdoor International AG	880	93,882
#*	Fingerprint Cards AB, Class B	33,245	59,844
	Getinge AB, Class B	68,521	1,005,385
	Granges AB	52,065	518,422
	Gunnebo AB	16,354	42,277
	Haldex AB	18,099	90,228
	Heba Fastighets AB, Class B	1,696	14,854
*	Hembla AB	5,254	98,267
	Hemfosa Fastigheter AB	41,855	376,754
#	Hennes & Mauritz AB, Class B	71,752	1,251,003
	Hexagon AB, Class B	11,231	544,168
	Hexpol AB	61,107	464,966
	HIQ International AB	18,807	99,087
#*	Hoist Finance AB	27,317	164,365
	Holmen AB, Class B	29,156	615,609
	Hufvudstaden AB, Class A	17,897	315,218
	Humana AB	2,198	12,394
	Husqvarna AB, Class A	6,466	57,276
	Husqvarna AB, Class B	102,338	906,187
	ICA Gruppen AB	12,725	564,697
	Indutrade AB	18,684	529,360
*	International Petroleum Corp.	24,508	105,103
#	Intrum AB	24,275	636,385
	Inwido AB	26,971	165,666
#*	ITAB Shop Concept AB, Class B	6,100	17,769
	JM AB	38,405	990,704
	KappAhl AB	39,156	79,400
#	Kindred Group P.L.C.	70,894	435,032
	Klovern AB, Class B	155,399	255,596
	KNOW IT AB	16,180	317,946
	Kungsleden AB	50,641	440,416
	Lagercrantz Group AB, Class B	19,630	245,141
	Lifco AB, Class B	4,400	224,803
	Lindab International AB	31,252	355,856
	Loomis AB, Class B	47,522	1,634,581
	Lundin Petroleum AB	16,381	515,242
#*	Medivir AB, Class B	4,452	10,730
*	Mekonomen AB	18,686	138,280
	Millicom International Cellular SA	19,088	980,639
*	Modern Times Group MTG AB, Class B	29,162	270,010
	Momentum Group AB, Class B	8,835	99,568
*	MQ Holding AB	35,868	8,975
	Mycronic AB	20,214	310,625
	Nederman Holding AB	851	10,542
	NetEnt AB	54,439	161,513
	New Wave Group AB, Class B	25,425	169,780
	Nibe Industrier AB, Class B	41,675	588,508

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nobia AB	70,790	$459,090
	Nobina AB	81,238	473,459
	Nolato AB, Class B	12,358	703,214
	Nordic Entertainment Group AB, Class B	6,950	166,151
	Nordic Waterproofing Holding A.S.	6,355	54,596
	NP3 Fastigheter AB	8,804	76,806
*	Nyfosa AB	41,855	257,516
#	OEM International AB, Class B	617	15,340
	Opus Group AB	125,884	79,751
	Pandox AB	22,813	415,923
	Peab AB	106,789	903,562
	Platzer Fastigheter Holding AB, Class B	7,438	65,671
	Pricer AB, Class B	56,354	74,258
	Proact IT Group AB	5,567	97,919
*	Qliro Group AB	45,419	52,656
	Ratos AB, Class B	100,173	253,991
*	RaySearch Laboratories AB	6,442	92,179
	Recipharm AB, Class B	21,948	272,570
	Resurs Holding AB	42,888	248,254
	Rottneros AB	37,562	40,124
	Saab AB, Class B	14,111	444,217
	Sagax AB, Class B	20,168	197,014
	Sandvik AB	154,897	2,376,987
#*	SAS AB	178,310	243,169
	Scandi Standard AB	26,009	166,090
	Scandic Hotels Group AB	28,508	239,050
	Sectra AB, Class B	5,635	189,196
	Securitas AB, Class B	36,191	560,464
	Semcon AB	5,405	29,818
*	Sensys Gatso Group AB	93,608	15,493
	Sintercast AB	1,021	15,167
	Skandinaviska Enskilda Banken AB, Class A	186,601	1,754,432
#	Skandinaviska Enskilda Banken AB, Class C	3,488	33,074
	Skanska AB, Class B	30,045	560,970
	SKF AB, Class A	2,953	48,420
	SKF AB, Class B	99,854	1,637,884
	SkiStar AB	24,236	280,996
	SSAB AB, Class A	2,266	6,410
	SSAB AB, Class A	38,420	108,837
	SSAB AB, Class B, Share, Class B	12,844	32,673
	SSAB AB, Class B	157,513	399,294
#	Svenska Cellulosa AB SCA, Class A	4,431	42,490
	Svenska Cellulosa AB SCA, Class B	98,234	815,335
	Svenska Handelsbanken AB, Class A	109,909	988,952
	Svenska Handelsbanken AB, Class B	3,513	33,280
	Sweco AB, Class B	23,921	667,105
	Swedbank AB, Class A	98,384	1,339,766
	Swedish Match AB	10,762	410,614
*	Swedish Orphan Biovitrum AB	14,352	277,030
	Systemair AB	2,297	29,049
	Tele2 AB, Class B	93,543	1,336,677
	Telefonaktiebolaget LM Ericsson, Class A	1,788	16,157
	Telefonaktiebolaget LM Ericsson, Class B	90,729	793,813
	Telia Co. AB	300,171	1,335,356
	Thule Group AB	36,833	804,547
	Trelleborg AB, Class B	44,670	615,109
	Troax Group AB	11,322	107,502
	Vitrolife AB	17,265	332,248
	Volvo AB, Class A	37,610	560,844

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volvo AB, Class B	272,897	$4,053,915
	Wallenstam AB, Class B	41,969	438,476
	Wihlborgs Fastigheter AB	39,979	581,242
TOTAL SWEDEN			68,836,561
SWITZERLAND — (4.8%)
	ABB, Ltd.	176,868	3,338,764
	Adecco Group AG	59,457	3,243,918
*	Alcon, Inc.	21,256	1,248,814
*	Alcon, Inc.	35,544	2,058,339
	Allreal Holding AG	7,450	1,301,272
	ALSO Holding AG	2,341	360,744
#*	ams AG	19,933	1,040,611
	APG SGA SA	491	131,386
	Arbonia AG	23,116	268,140
*	Aryzta AG	443,872	369,203
	Ascom Holding AG	13,667	177,456
#	Autoneum Holding AG	1,342	147,456
	Bachem Holding AG, Class B	653	86,984
	Baloise Holding AG	14,494	2,617,855
	Banque Cantonale de Geneve	424	84,845
	Banque Cantonale Vaudoise	917	681,985
	Barry Callebaut AG	608	1,186,186
	Belimo Holding AG	143	842,231
	Bell Food Group AG	967	258,484
	Bellevue Group AG	4,475	95,287
#	Berner Kantonalbank AG	1,202	272,968
	BFW Liegenschaften AG	830	36,222
	BKW AG	5,841	378,103
#	Bobst Group SA	5,079	253,962
	Bossard Holding AG, Class A	3,940	543,281
	Bucher Industries AG	3,500	1,045,809
	Burckhardt Compression Holding AG	1,221	295,407
	Burkhalter Holding AG	1,875	138,233
	Calida Holding AG	2,096	58,253
	Carlo Gavazzi Holding AG	199	55,007
	Cembra Money Bank AG	10,884	1,048,962
	Cham Group AG	109	46,975
	Chocoladefabriken Lindt & Spruengli AG	9	744,512
	Cicor Technologies, Ltd.	1,175	59,245
	Cie Financiere Richemont SA	27,564	2,362,048
	Cie Financiere Tradition SA	908	93,725
	Clariant AG	92,418	1,688,761
	Coltene Holding AG	1,472	124,442
	Conzzeta AG	636	499,796
	Credit Suisse Group AG	172,760	2,088,847
	Credit Suisse Group AG, Sponsored ADR	2,292	27,667
	Daetwyler Holding AG	3,169	488,471
	DKSH Holding AG	14,967	755,802
	dormakaba Holding AG	982	719,611
*	Dottikon Es Holding AG	32	17,087
	Dufry AG	12,792	1,121,879
	EFG International AG	55,885	362,129
	Emmi AG	898	747,156
	EMS-Chemie Holding AG	1,057	660,602
#	Feintool International Holding AG	1,181	74,026
	Flughafen Zurich AG	9,261	1,691,210
	Forbo Holding AG	609	949,922
*	GAM Holding AG	84,382	369,451

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Geberit AG	4,780	$2,206,648
	Georg Fischer AG	2,345	2,021,317
	Givaudan SA	690	1,835,117
	Gurit Holding AG	219	239,743
	Helvetia Holding AG	18,222	2,320,067
	Hiag Immobilien Holding AG	988	126,911
#*	HOCHDORF Holding AG	378	28,633
	Huber & Suhner AG	4,423	352,206
#	Implenia AG	6,052	162,108
	Inficon Holding AG	821	512,141
	Interroll Holding AG	300	610,141
	Intershop Holding AG	387	194,429
	Investis Holding SA	239	16,240
	Julius Baer Group, Ltd.	52,261	2,233,249
	Jungfraubahn Holding AG	519	77,833
	Kardex AG	5,204	748,869
#	Komax Holding AG	1,351	253,289
#	Kudelski SA	13,192	89,412
	Kuehne + Nagel International AG	6,968	1,025,991
	LafargeHolcim, Ltd.	33,271	1,633,024
	LafargeHolcim, Ltd.	6,741	330,148
*	Lastminute.com NV	1,562	47,202
	LEM Holding SA	135	186,579
	Liechtensteinische Landesbank AG	5,201	317,089
	Logitech International SA	5,234	215,246
#	Logitech International SA	27,599	1,138,183
	Lonza Group AG	12,602	4,316,860
	Luzerner Kantonalbank AG	1,055	466,264
*	Meier Tobler Group AG	1,320	21,192
	Metall Zug AG	79	171,404
#*	Meyer Burger Technology AG	24,599	10,028
	Mikron Holding AG	2,402	18,948
	Mobilezone Holding AG	11,754	108,486
	Mobimo Holding AG	3,486	930,507
	Nestle SA	243,456	25,827,559
	Novartis AG, Sponsored ADR	20,738	1,899,186
	Novartis AG	132,989	12,194,935
	OC Oerlikon Corp. AG	94,595	1,012,472
*	Orascom Development Holding AG	6,059	91,018
	Orior AG	2,466	200,382
*	Panalpina Welttransport Holding AG	7,795	1,754,081
	Partners Group Holding AG	2,549	2,027,194
	Phoenix Mecano AG	204	89,876
	Plazza AG, Class A	199	50,291
	PSP Swiss Property AG	11,817	1,416,863
#	Rieter Holding AG	1,499	197,076
	Roche Holding AG	2,616	701,593
	Roche Holding AG	58,789	15,735,762
	Romande Energie Holding SA	59	73,925
	Schaffner Holding AG	112	23,003
	Schindler Holding AG	3,067	689,969
*	Schmolz + Bickenbach AG	255,787	84,188
	Schweiter Technologies AG	547	540,516
	SFS Group AG	7,836	601,471
	SGS SA	682	1,684,176
	Siegfried Holding AG	1,873	697,283
	Sika AG	19,260	2,780,646
#	Sonova Holding AG	9,125	2,098,353
	St Galler Kantonalbank AG	944	404,066

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Straumann Holding AG	1,478	$1,205,757
	Sulzer AG	8,809	887,646
	Sunrise Communications Group AG	30,225	2,235,473
	Swatch Group AG (The)	4,596	1,335,009
	Swatch Group AG (The)	5,685	310,011
	Swiss Life Holding AG	6,095	2,945,342
	Swiss Prime Site AG	37,731	3,322,006
	Swiss Re AG	27,372	2,650,617
#	Swisscom AG	12,175	5,900,515
	Swissquote Group Holding SA	3,578	144,869
	Tamedia AG	1,096	120,435
	Tecan Group AG	475	120,683
	Temenos AG	15,209	2,677,432
	Thurgauer Kantonalbank	480	52,232
	Tornos Holding AG	3,541	27,736
	u-blox Holding AG	3,573	291,601
	UBS Group AG	254,309	2,838,555
*	UBS Group AG	14,105	157,553
	Valiant Holding AG	5,043	516,960
	Valora Holding AG	1,675	461,524
	VAT Group AG	13,148	1,644,020
	Vaudoise Assurances Holding SA	483	244,907
	Vetropack Holding AG	97	198,322
	Vifor Pharma AG	9,755	1,443,802
	Vontobel Holding AG	15,301	805,270
	VP Bank AG	1,725	270,113
	VZ Holding AG	610	167,976
	Walliser Kantonalbank	123	14,621
#	Warteck Invest AG	18	34,671
	Ypsomed Holding AG	888	113,113
	Zehnder Group AG	4,844	182,542
	Zueblin Immobilien Holding AG	454	12,316
	Zug Estates Holding AG, Class B	21	38,708
	Zuger Kantonalbank AG	13	80,422
	Zurich Insurance Group AG	12,654	4,401,461
TOTAL SWITZERLAND			175,055,139
TAIWAN — (4.0%)
	ABC Taiwan Electronics Corp.	32,760	23,714
	Ability Enterprise Co., Ltd.	123,988	68,490
	Ability Opto-Electronics Technology Co., Ltd.	28,513	47,929
	AcBel Polytech, Inc.	63,000	45,678
	Accton Technology Corp.	139,000	591,705
	Acer, Inc.	801,000	483,784
	ACES Electronic Co., Ltd.	37,000	26,414
	Acter Group Corp., Ltd.	28,550	149,996
	Action Electronics Co., Ltd.	63,000	13,491
	Actron Technology Corp.	33,000	103,107
	A-DATA Technology Co., Ltd.	89,000	150,107
	Addcn Technology Co., Ltd.	4,000	33,527
	Adlink Technology, Inc.	28,659	44,890
	Advanced Ceramic X Corp.	13,000	99,231
	Advanced International Multitech Co., Ltd.	60,000	79,175
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	30,000	15,891
	Advanced Lithium Electrochemistry Cayman Co., Ltd.	3,533	523
	Advanced Optoelectronic Technology, Inc.	31,000	15,537
	Advanced Wireless Semiconductor Co.	47,000	105,923
	Advancetek Enterprise Co., Ltd.	96,571	51,115
	Advantech Co., Ltd.	24,599	206,905

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aerospace Industrial Development Corp.	307,000	$314,554
*	AGV Products Corp.	174,875	41,529
	Airtac International Group	32,229	329,092
#	Alchip Technologies, Ltd.	22,000	70,570
*	ALI Corp.	124,000	44,704
	All Ring Tech Co., Ltd.	34,000	40,434
	Allied Circuit Co., Ltd.	13,000	30,011
	Allis Electric Co., Ltd.	88,000	51,178
	Alltop Technology Co., Ltd.	23,000	42,291
	Alpha Networks, Inc.	134,300	98,126
	Altek Corp.	121,000	96,880
	Amazing Microelectronic Corp.	37,308	106,152
	Ambassador Hotel (The)	99,000	70,511
	Ampire Co., Ltd.	28,000	23,531
*	AmTRAN Technology Co., Ltd.	359,000	130,078
	Anderson Industrial Corp.	90,405	26,757
	Anpec Electronics Corp.	40,799	82,184
	AP Memory Technology Corp.	8,397	10,760
	Apacer Technology, Inc.	35,750	37,629
	APAQ Technology Co., Ltd.	25,267	25,651
	APCB, Inc.	64,000	54,814
	Apex Biotechnology Corp.	32,000	30,677
#*	Apex International Co., Ltd.	53,550	88,043
	Arcadyan Technology Corp.	41,000	140,785
	Ardentec Corp.	268,990	257,886
	Argosy Research, Inc.	22,000	41,296
#	ASE Technology Holding Co., Ltd., ADR	8,500	37,230
	ASE Technology Holding Co., Ltd.	688,931	1,535,017
	Asia Cement Corp.	526,000	703,520
	Asia Electronic Material Co., Ltd.	26,000	16,867
	Asia Optical Co., Inc.	63,000	166,788
*	Asia Pacific Telecom Co., Ltd.	893,000	202,705
	Asia Plastic Recycling Holding, Ltd.	96,159	19,258
	Asia Polymer Corp.	159,962	77,070
	Asia Tech Image, Inc.	29,000	40,937
	Asia Vital Components Co., Ltd.	132,000	170,160
	ASMedia Technology, Inc.	7,260	123,008
	ASPEED Technology, Inc.	5,000	109,389
	ASROCK, Inc.	12,000	22,819
	Asustek Computer, Inc.	97,000	687,245
	Aten International Co., Ltd.	45,000	122,810
	AU Optronics Corp., Sponsored ADR	12,300	31,488
#	AU Optronics Corp.	3,378,000	891,854
	Audix Corp.	34,000	40,350
	AURAS Technology Co., Ltd.	28,000	142,395
	Aurora Corp.	14,100	43,576
	Avalue Technology, Inc.	20,000	39,131
	Avermedia Technologies	85,000	30,519
	AVY Precision Technology, Inc.	43,114	51,972
	Axiomtek Co., Ltd.	10,000	17,341
	Bank of Kaohsiung Co., Ltd.	239,179	74,995
	Baolong International Co., Ltd.	21,000	8,657
	Basso Industry Corp.	40,000	73,453
	BenQ Materials Corp.	46,000	35,353
	BES Engineering Corp.	618,000	152,083
	Bin Chuan Enterprise Co., Ltd.	22,000	16,409
	Biostar Microtech International Corp.	74,000	27,345
	Bioteque Corp.	39,000	162,758
	Bizlink Holding, Inc.	48,488	367,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Boardtek Electronics Corp.	37,000	$35,698
	Bright Led Electronics Corp.	41,000	15,294
	Brighton-Best International Taiwan, Inc.	28,423	31,784
	C Sun Manufacturing, Ltd.	98,000	91,347
*	Cameo Communications, Inc.	106,000	29,228
	Capital Futures Corp.	40,400	56,687
	Capital Securities Corp.	894,680	272,234
	Career Technology MFG. Co., Ltd.	44,363	45,835
*	Carnival Industrial Corp.	182,000	36,786
	Casetek Holdings, Ltd.	68,377	112,046
	Caswell, Inc.	13,000	31,912
	Catcher Technology Co., Ltd.	222,000	1,626,848
	Cathay Financial Holding Co., Ltd.	775,000	1,011,877
	Cathay Real Estate Development Co., Ltd.	285,000	199,437
	Cayman Engley Industrial Co., Ltd.	10,654	35,265
	Celxpert Energy Corp.	20,000	18,943
	Center Laboratories, Inc.	74,458	190,079
	Central Reinsurance Co., Ltd.	59,850	34,275
	Chailease Holding Co., Ltd.	271,853	1,140,430
	Chain Chon Industrial Co., Ltd.	47,000	13,371
	ChainQui Construction Development Co., Ltd.	22,800	21,627
*	Champion Building Materials Co., Ltd.	118,000	26,259
	Chang Hwa Commercial Bank, Ltd.	819,509	572,733
	Chang Wah Electromaterials, Inc.	17,900	90,883
	Chang Wah Technology Co., Ltd.	5,000	44,244
#	Channel Well Technology Co., Ltd.	48,000	39,022
	Chant Sincere Co., Ltd.	19,000	15,818
	Charoen Pokphand Enterprise	93,000	220,266
	Chaun-Choung Technology Corp.	10,000	78,473
	CHC Healthcare Group	34,000	53,306
	CHC Resources Corp.	33,000	53,749
	Chen Full International Co., Ltd.	38,000	51,449
	Chenbro Micom Co., Ltd.	23,000	47,043
	Cheng Fwa Industrial Co., Ltd.	36,000	14,359
	Cheng Loong Corp.	350,000	210,654
#*	Cheng Mei Materials Technology Corp.	197,000	67,282
#	Cheng Shin Rubber Industry Co., Ltd.	449,000	580,537
	Cheng Uei Precision Industry Co., Ltd.	175,000	189,695
	Chenming Mold Industry Corp.	32,000	14,614
	Chia Chang Co., Ltd.	31,000	39,107
	Chia Hsin Cement Corp.	180,000	96,012
	Chian Hsing Forging Industrial Co., Ltd.	16,000	23,172
	Chicony Electronics Co., Ltd.	257,773	655,464
	Chicony Power Technology Co., Ltd.	54,481	98,042
	Chieftek Precision Co., Ltd.	35,000	107,353
	Chien Kuo Construction Co., Ltd.	75,000	24,072
	Chilisin Electronics Corp.	86,674	231,884
	China Airlines, Ltd.	2,102,000	643,993
	China Bills Finance Corp.	460,000	217,915
	China Chemical & Pharmaceutical Co., Ltd.	105,000	62,284
	China Development Financial Holding Corp.	2,156,000	640,215
	China Electric Manufacturing Corp.	173,000	52,064
	China Fineblanking Technology Co., Ltd.	15,150	16,247
	China General Plastics Corp.	195,238	133,353
	China Glaze Co., Ltd.	48,000	18,698
	China Life Insurance Co., Ltd.	720,854	594,055
	China Man-Made Fiber Corp.	687,777	206,749
	China Metal Products	103,000	107,363
	China Motor Corp.	247,000	202,585

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China Petrochemical Development Corp.	1,282,450	$426,003
	China Steel Chemical Corp.	35,000	142,433
	China Steel Corp.	1,098,000	844,729
	China Steel Structure Co., Ltd.	45,000	35,032
	China Wire & Cable Co., Ltd.	31,000	20,686
	Chinese Maritime Transport, Ltd.	33,000	38,458
*	Ching Feng Home Fashions Co., Ltd.	69,000	59,196
	Chin-Poon Industrial Co., Ltd.	145,000	156,137
	Chipbond Technology Corp.	271,000	543,333
	ChipMOS Techinologies, Inc.	186,133	169,988
	Chlitina Holding, Ltd.	20,000	156,911
	Chong Hong Construction Co., Ltd.	115,100	330,402
	Chroma ATE, Inc.	57,000	265,492
	Chun Yuan Steel	187,000	60,980
	Chung Hsin Electric & Machinery Manufacturing Corp.	156,000	105,334
#	Chung Hung Steel Corp.	583,000	196,249
	Chung Hwa Pulp Corp.	193,228	63,163
	Chunghwa Precision Test Tech Co., Ltd.	2,000	27,720
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	116,450
	Chunghwa Telecom Co., Ltd.	79,000	273,296
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	24,655
	Cleanaway Co., Ltd.	43,000	219,468
	Clevo Co.	193,000	196,822
#*	CMC Magnetics Corp.	750,219	163,968
	C-Media Electronics, Inc.	19,000	10,681
	Coland Holdings, Ltd.	13,000	12,014
	Compal Electronics, Inc.	1,172,000	716,053
	Compeq Manufacturing Co., Ltd.	614,000	526,500
	Compucase Enterprise	33,000	27,762
	Concord Securities Co., Ltd.	298,844	70,560
#	Concraft Holding Co., Ltd.	13,818	65,182
	Continental Holdings Corp.	179,000	99,816
	Contrel Technology Co., Ltd.	49,000	27,705
	Coremax Corp.	29,600	72,560
	Coretronic Corp.	164,000	210,596
	Co-Tech Development Corp.	90,552	96,355
	Cowealth Medical Holding Co., Ltd.	23,000	37,146
	Coxon Precise Industrial Co., Ltd.	34,000	20,474
	Creative Sensor, Inc.	35,000	24,507
	CTBC Financial Holding Co., Ltd.	1,572,563	1,022,205
	CTCI Corp.	253,000	369,339
	Cub Elecparts, Inc.	14,778	133,526
	CviLux Corp.	28,360	22,447
	CX Technology Co., Ltd.	28,986	20,008
	Cyberlink Corp.	23,000	63,177
	CyberPower Systems, Inc.	17,000	49,969
	CyberTAN Technology, Inc.	149,000	76,092
	Cypress Technology Co., Ltd.	17,800	45,101
	DA CIN Construction Co., Ltd.	111,000	69,942
	Dadi Early-Childhood Education Group, Ltd.	11,482	108,265
	Dafeng TV, Ltd.	12,000	13,706
	Da-Li Development Co., Ltd.	50,143	48,090
*	Danen Technology Corp.	107,000	5,459
	Darfon Electronics Corp.	95,000	125,727
	Darwin Precisions Corp.	165,000	95,051
	Davicom Semiconductor, Inc.	23,000	13,125
	Daxin Materials Corp.	26,900	83,911
	De Licacy Industrial Co., Ltd.	71,947	53,831
*	Delpha Construction Co., Ltd.	27,000	13,955

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Delta Electronics, Inc.	103,365	$498,958
	Depo Auto Parts Ind Co., Ltd.	49,000	113,159
	Dimerco Data System Corp.	11,000	13,498
	Dimerco Express Corp.	18,000	12,366
*	D-Link Corp.	252,800	106,525
*	Dynamic Electronics Co., Ltd.	92,000	29,393
	Dynapack International Technology Corp.	56,000	85,905
	E Ink Holdings, Inc.	133,000	145,729
	E.Sun Financial Holding Co., Ltd.	1,469,209	1,223,738
	Eastern Media International Corp.	151,000	49,556
	Eclat Textile Co., Ltd.	26,583	347,873
	ECOVE Environment Corp.	14,000	91,938
*	Edimax Technology Co., Ltd.	97,000	34,290
	Edison Opto Corp.	22,000	10,129
	Edom Technology Co., Ltd.	65,467	28,746
	eGalax_eMPIA Technology, Inc.	18,387	27,958
	Egis Technology, Inc.	37,000	261,660
	Elan Microelectronics Corp.	46,900	119,541
*	E-Lead Electronic Co., Ltd.	12,000	8,296
	E-LIFE MALL Corp.	23,000	47,661
	Elite Advanced Laser Corp.	90,768	162,592
	Elite Material Co., Ltd.	145,000	551,722
	Elite Semiconductor Memory Technology, Inc.	108,000	113,531
	Elitegroup Computer Systems Co., Ltd.	138,000	48,001
	eMemory Technology, Inc.	18,000	216,398
	Emerging Display Technologies Corp.	31,000	17,636
	Ennoconn Corp.	19,140	133,562
	EnTie Commercial Bank Co., Ltd.	137,000	71,590
	Epileds Technologies, Inc.	24,000	11,965
#	Epistar Corp.	466,000	367,380
	Eson Precision Ind. Co., Ltd.	30,000	37,916
	Eternal Materials Co., Ltd.	250,029	210,103
*	Etron Technology, Inc.	83,000	29,706
	Eurocharm Holdings Co., Ltd.	13,000	55,658
	Eva Airways Corp.	1,566,193	733,166
*	Everest Textile Co., Ltd.	129,587	47,338
	Evergreen International Storage & Transport Corp.	215,000	98,617
	Evergreen Marine Corp. Taiwan, Ltd.	607,381	279,470
	Everlight Chemical Industrial Corp.	171,405	94,476
	Everlight Electronics Co., Ltd.	180,000	173,006
*	Everspring Industry Co., Ltd.	41,000	15,447
	Excelliance Mos Corp.	7,000	26,808
	Excelsior Medical Co., Ltd.	35,000	56,362
	Far Eastern Department Stores, Ltd.	399,000	301,994
	Far Eastern International Bank	984,810	394,727
	Far Eastern New Century Corp.	544,100	514,765
	Far EasTone Telecommunications Co., Ltd.	180,000	413,171
	Faraday Technology Corp.	51,600	103,001
	Farglory Land Development Co., Ltd.	150,000	183,420
*	Federal Corp.	197,926	76,817
	Feedback Technology Corp.	7,700	18,118
#	Feng Hsin Steel Co., Ltd.	165,000	302,558
	Feng TAY Enterprise Co., Ltd.	56,632	376,606
*	First Copper Technology Co., Ltd.	87,000	28,743
	First Financial Holding Co., Ltd.	1,196,907	898,679
	First Hi-Tec Enterprise Co., Ltd.	42,969	60,496
	First Hotel	48,000	24,357
	First Insurance Co., Ltd. (The)	88,000	42,493
*	First Steamship Co., Ltd.	257,311	103,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	FLEXium Interconnect, Inc.	194,112	$590,766
	Flytech Technology Co., Ltd.	72,297	176,432
	FocalTech Systems Co., Ltd.	117,228	86,959
	Forest Water Environment Engineering Co., Ltd.	10,000	16,561
	Formosa Advanced Technologies Co., Ltd.	50,000	53,233
	Formosa Chemicals & Fibre Corp.	230,000	699,626
	Formosa International Hotels Corp.	12,672	68,584
	Formosa Laboratories, Inc.	30,403	37,167
	Formosa Petrochemical Corp.	90,000	305,078
	Formosa Plastics Corp.	121,000	389,234
	Formosa Sumco Technology Corp.	7,000	24,839
	Formosa Taffeta Co., Ltd.	235,000	265,902
	Formosan Rubber Group, Inc.	106,110	65,535
	Formosan Union Chemical	116,785	50,964
	Fortune Electric Co., Ltd.	40,000	32,671
	Founding Construction & Development Co., Ltd.	72,000	36,756
	Foxconn Technology Co., Ltd.	253,535	520,914
	Foxsemicon Integrated Technology, Inc.	36,357	137,057
	Froch Enterprise Co., Ltd.	131,000	53,313
	FSP Technology, Inc.	45,000	27,870
	Fubon Financial Holding Co., Ltd.	890,000	1,230,388
	Fulgent Sun International Holding Co., Ltd.	41,646	120,262
	Fullerton Technology Co., Ltd.	51,000	32,481
	Fulltech Fiber Glass Corp.	127,000	61,633
	G Shank Enterprise Co., Ltd.	49,000	38,665
	Gallant Precision Machining Co., Ltd.	55,000	34,427
	Gamania Digital Entertainment Co., Ltd.	54,000	116,961
	GCS Holdings, Inc.	9,000	17,318
	GEM Services, Inc.	34,210	69,681
*	Gemtek Technology Corp.	128,000	110,332
	General Interface Solution Holding, Ltd.	105,000	385,957
	General Plastic Industrial Co., Ltd.	20,480	21,051
	Generalplus Technology, Inc.	19,000	20,771
	Genesys Logic, Inc.	35,000	35,971
	Genius Electronic Optical Co., Ltd.	33,000	442,975
*	GeoVision, Inc.	22,977	22,792
	Getac Technology Corp.	163,000	236,907
	Giant Manufacturing Co., Ltd.	87,000	664,070
	Giantplus Technology Co., Ltd.	117,000	45,060
#	Gigabyte Technology Co., Ltd.	174,000	260,029
*	Gigastorage Corp.	142,000	41,904
	Ginko International Co., Ltd.	13,000	84,134
	Global Brands Manufacture, Ltd.	121,000	65,759
	Global Lighting Technologies, Inc.	35,000	69,508
	Global Mixed Mode Technology, Inc.	10,000	31,953
	Global PMX Co., Ltd.	15,000	56,458
	Global Unichip Corp.	21,000	170,636
#	Globalwafers Co., Ltd.	33,000	350,142
	Globe Union Industrial Corp.	99,000	51,407
	Gloria Material Technology Corp.	173,680	107,783
*	Gold Circuit Electronics, Ltd.	160,000	68,406
	Golden Friends Corp.	15,000	28,338
	Goldsun Building Materials Co., Ltd.	465,000	124,081
	Good Will Instrument Co., Ltd.	25,000	21,387
#	Gourmet Master Co., Ltd.	26,237	155,350
	Grand Fortune Securities Co., Ltd.	54,000	14,521
	Grand Ocean Retail Group, Ltd.	31,000	33,663
*	Grand Pacific Petrochemical	338,000	220,674
	Grand Plastic Technology Corp.	7,000	30,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GrandTech CG Systems, Inc.	25,200	$33,648
	Grape King Bio, Ltd.	32,000	198,245
	Great China Metal Industry	63,000	49,287
	Great Taipei Gas Co., Ltd.	42,000	39,270
	Great Wall Enterprise Co., Ltd.	339,000	443,320
	Greatek Electronics, Inc.	176,000	250,737
*	Green Energy Technology, Inc.	133,000	1,369
	Green Seal Holding, Ltd.	25,500	32,030
	GTM Holdings Corp.	52,000	38,200
	Hannstar Board Corp.	120,354	143,724
#	HannStar Display Corp.	1,291,000	273,998
#*	HannsTouch Solution, Inc.	174,797	81,625
	Hanpin Electron Co., Ltd.	14,000	16,986
	Harvatek Corp.	62,000	29,891
	Hey Song Corp.	81,000	82,499
	Highlight Tech Corp.	23,000	18,285
	Highwealth Construction Corp.	255,300	399,156
	HIM International Music, Inc.	11,900	50,149
	Hiroca Holdings, Ltd.	26,000	56,762
	Hitron Technology, Inc.	87,559	57,210
	Hiwin Technologies Corp.	62,216	551,765
	Ho Tung Chemical Corp.	399,125	89,771
	Hocheng Corp.	129,000	31,946
	Holiday Entertainment Co., Ltd.	18,000	38,629
	Holtek Semiconductor, Inc.	98,000	218,954
	Holy Stone Enterprise Co., Ltd.	71,500	213,922
	Hon Hai Precision Industry Co., Ltd.	886,624	2,222,563
	Hong Pu Real Estate Development Co., Ltd.	97,000	64,118
	Hong TAI Electric Industrial	63,000	19,736
	Hong YI Fiber Industry Co.	56,000	34,325
*	Horizon Securities Co., Ltd.	113,000	22,768
	Hota Industrial Manufacturing Co., Ltd.	60,786	212,346
	Hotai Motor Co., Ltd.	31,000	446,166
	Hotron Precision Electronic Industrial Co., Ltd.	30,095	46,536
#	Hsin Kuang Steel Co., Ltd.	100,000	98,454
	Hsin Yung Chien Co., Ltd.	18,000	51,515
	Hsing TA Cement Co.	21,000	11,987
#*	HTC Corp.	148,000	182,883
	Hu Lane Associate, Inc.	49,000	122,055
	HUA ENG Wire & Cable Co., Ltd.	132,000	41,832
	Hua Nan Financial Holdings Co., Ltd.	960,413	675,873
	Huaku Development Co., Ltd.	88,000	230,516
	Huang Hsiang Construction Corp.	77,000	78,044
	Hung Ching Development & Construction Co., Ltd.	54,000	39,338
	Hung Sheng Construction, Ltd.	372,600	240,309
*	Hwa Fong Rubber Industrial Co., Ltd.	111,000	40,373
	Ibase Technology, Inc.	49,345	73,084
	IBF Financial Holdings Co., Ltd.	1,012,584	360,685
*	Ichia Technologies, Inc.	138,000	71,477
*	I-Chiun Precision Industry Co., Ltd.	92,000	24,678
	IEI Integration Corp.	63,900	67,575
	Infortrend Technology, Inc.	88,000	36,513
	Innodisk Corp.	33,432	135,176
	Innolux Corp.	5,590,000	1,292,442
	Inpaq Technology Co., Ltd.	24,000	23,338
	Intai Technology Corp.	7,000	31,623
	Integrated Service Technology, Inc.	19,680	29,950
	IntelliEPI, Inc.	8,000	15,796
	International CSRC Investment Holdings Co.	229,020	278,831

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	International Games System Co., Ltd.	32,000	$316,398
	Inventec Corp.	569,000	423,166
	Iron Force Industrial Co., Ltd.	14,000	48,740
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	33,191
	ITE Technology, Inc.	43,000	45,746
	ITEQ Corp.	114,000	496,609
	Jarllytec Co., Ltd.	21,000	46,222
	Jentech Precision Industrial Co., Ltd.	20,000	81,196
	Jess-Link Products Co., Ltd.	33,250	32,366
	Jih Lin Technology Co., Ltd.	28,000	59,941
#	Jih Sun Financial Holdings Co., Ltd.	738,452	254,532
	Jinli Group Holdings, Ltd.	56,056	26,327
	Johnson Health Tech Co., Ltd.	4,065	10,443
	Jourdeness Group, Ltd.	21,000	68,018
	K Laser Technology, Inc.	111,000	73,959
	Kaori Heat Treatment Co., Ltd.	13,001	18,457
	Kaulin Manufacturing Co., Ltd.	45,000	22,810
	Kayee International Group Co., Ltd.	8,000	27,672
	KEE TAI Properties Co., Ltd.	156,000	60,483
	Kenda Rubber Industrial Co., Ltd.	127,899	119,087
	Kenmec Mechanical Engineering Co., Ltd.	84,000	37,825
	Kerry TJ Logistics Co., Ltd.	45,000	52,370
	Key Ware Electronics Co., Ltd.	53,858	14,138
	Kindom Construction Corp.	143,000	115,458
	King Chou Marine Technology Co., Ltd.	36,340	41,609
	King Slide Works Co., Ltd.	9,000	94,863
	King Yuan Electronics Co., Ltd.	707,000	733,881
	Kingpak Technology, Inc.	12,000	57,131
	Kingpak Technology, Inc.	1,252	1,732
#	King's Town Bank Co., Ltd.	408,000	416,794
	King's Town Construction Co., Ltd.	34,000	30,482
	Kinik Co.	59,000	111,178
*	Kinko Optical Co., Ltd.	39,000	37,503
	Kinpo Electronics	561,000	187,008
#	Kinsus Interconnect Technology Corp.	112,000	142,198
	KMC Kuei Meng International, Inc.	32,300	107,777
	KS Terminals, Inc.	32,000	41,585
	Kung Long Batteries Industrial Co., Ltd.	33,000	176,246
	Kung Sing Engineering Corp.	101,000	22,982
*	Kuo Toong International Co., Ltd.	79,224	49,857
	Kuoyang Construction Co., Ltd.	165,642	64,014
	Kwong Fong Industries Corp.	22,464	11,190
	Kwong Lung Enterprise Co., Ltd.	20,000	29,189
	KYE Systems Corp.	99,000	26,032
	L&K Engineering Co., Ltd.	71,000	63,954
	La Kaffa International Co., Ltd.	11,000	62,379
*	LAN FA Textile	93,000	22,513
#	Land Mark Optoelectronics Corp.	20,000	157,244
	Lanner Electronics, Inc.	30,600	76,754
	Largan Precision Co., Ltd.	4,000	540,714
	Laser Tek Taiwan Co., Ltd.	14,000	12,045
	Laster Tech Corp., Ltd.	17,405	20,548
	Lealea Enterprise Co., Ltd.	276,000	80,823
	Ledlink Optics, Inc.	17,850	14,225
	LEE CHI Enterprises Co., Ltd.	36,000	11,129
	Lelon Electronics Corp.	30,850	41,276
	Lemtech Holdings Co., Ltd.	7,000	31,496
	LES Enphants Co., Ltd.	53,000	12,746
	Lextar Electronics Corp.	102,000	49,723

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Li Cheng Enterprise Co., Ltd.	34,238	$64,772
	Li Peng Enterprise Co., Ltd.	283,600	65,722
	Lian HWA Food Corp.	28,388	42,312
	Lida Holdings, Ltd.	14,000	22,399
	Lien Hwa Industrial Corp.	242,481	303,825
	Lifestyle Global Enterprise, Inc.	11,000	27,786
	Lingsen Precision Industries, Ltd.	174,000	49,690
	Lion Travel Service Co., Ltd.	15,000	40,069
	Lite-On Semiconductor Corp.	106,000	107,283
	Lite-On Technology Corp.	641,417	907,982
	Long Bon International Co., Ltd.	158,875	80,835
	Long Da Construction & Development Corp.	61,000	32,528
	Longchen Paper & Packaging Co., Ltd.	251,316	119,849
	Longwell Co.	24,000	44,014
	Lotes Co., Ltd.	33,653	246,090
	Lu Hai Holding Corp.	13,199	17,647
	Lumax International Corp., Ltd.	21,600	60,690
	Lung Yen Life Service Corp.	49,000	97,979
*	LuxNet Corp.	39,207	26,406
	Macauto Industrial Co., Ltd.	33,000	90,683
	Machvision, Inc.	9,000	106,293
	Macronix International	740,798	741,249
#	Makalot Industrial Co., Ltd.	105,175	614,078
	Marketech International Corp.	9,000	15,014
	Materials Analysis Technology, Inc.	27,257	65,499
	Mayer Steel Pipe Corp.	64,000	31,322
	MediaTek, Inc.	57,000	570,127
	Mega Financial Holding Co., Ltd.	592,975	609,752
	Meiloon Industrial Co.	42,750	30,321
	Mercuries & Associates Holding, Ltd.	157,573	89,618
*	Mercuries Life Insurance Co., Ltd.	406,319	141,088
	Merida Industry Co., Ltd.	13,000	80,986
#	Merry Electronics Co., Ltd.	75,191	361,722
*	Microbio Co., Ltd.	139,000	60,315
	Micro-Star International Co., Ltd.	187,000	523,317
	Mildef Crete, Inc.	26,000	36,360
*	MIN AIK Technology Co., Ltd.	58,600	27,511
	Mirle Automation Corp.	99,000	138,045
	Mitac Holdings Corp.	281,087	291,186
	Mobiletron Electronics Co., Ltd.	16,000	19,623
	momo.com, Inc.	8,000	67,080
*	Motech Industries, Inc.	235,589	82,145
	MPI Corp.	30,000	63,954
	Nak Sealing Technologies Corp.	29,000	65,529
	Namchow Holdings Co., Ltd.	87,000	148,450
	Nan Kang Rubber Tire Co., Ltd.	103,000	123,562
	Nan Liu Enterprise Co., Ltd.	7,000	33,701
	Nan Ya Plastics Corp.	249,000	568,577
	Nan Ya Printed Circuit Board Corp.	100,000	134,986
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	13,570
	Nantex Industry Co., Ltd.	137,780	153,231
	Nanya Technology Corp.	137,432	321,570
	National Aerospace Fasteners Corp.	8,000	23,943
	Netronix, Inc.	31,000	49,580
	New Best Wire Industrial Co., Ltd.	14,400	12,007
	New Era Electronics Co., Ltd.	29,000	18,967
	Nexcom International Co., Ltd.	13,000	12,642
#	Nichidenbo Corp.	93,030	146,832
	Nien Hsing Textile Co., Ltd.	51,245	42,389

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nien Made Enterprise Co., Ltd.	37,000	$284,089
	Nishoku Technology, Inc.	16,000	22,948
	Nova Technology Corp.	5,000	24,317
	Novatek Microelectronics Corp.	158,000	834,408
	Nuvoton Technology Corp.	49,000	77,466
*	O-Bank Co., Ltd.	476,000	120,152
*	Ocean Plastics Co., Ltd.	77,000	68,784
	On-Bright Electronics, Inc.	19,120	101,988
	OptoTech Corp.	138,693	98,460
	Orient Europharma Co., Ltd.	8,000	15,546
*	Orient Semiconductor Electronics, Ltd.	139,107	68,699
	Oriental Union Chemical Corp.	355,000	269,124
	O-TA Precision Industry Co., Ltd.	21,422	32,875
	Pacific Hospital Supply Co., Ltd.	15,000	39,195
	Paiho Shih Holdings Corp.	47,472	73,533
	Pan Jit International, Inc.	173,000	141,320
	Pan-International Industrial Corp.	113,000	91,062
	Parade Technologies, Ltd.	34,000	559,771
*	Paragon Technologies Co., Ltd.	26,000	18,104
	Parpro Corp.	19,000	20,914
	PCL Technologies, Inc.	15,643	42,235
	P-Duke Technology Co., Ltd.	22,770	60,712
#	Pegatron Corp.	590,000	957,648
	Pharmally International Holding Co., Ltd.	8,567	63,852
*	Phihong Technology Co., Ltd.	149,222	41,569
	Phison Electronics Corp.	60,000	587,435
	Pixart Imaging, Inc.	14,000	48,544
	Planet Technology Corp.	21,000	45,020
	Plastron Precision Co., Ltd.	25,214	10,559
	Plotech Co., Ltd.	24,000	14,162
	Polytronics Technology Corp.	24,000	50,074
	Posiflex Technology, Inc.	29,284	108,639
	Pou Chen Corp.	1,245,000	1,532,110
	Power Wind Health Industry, Inc.	6,856	50,519
	Powertech Technology, Inc.	394,000	1,075,760
	Poya International Co., Ltd.	16,181	223,111
	President Chain Store Corp.	76,000	730,893
	President Securities Corp.	427,811	174,280
	Primax Electronics, Ltd.	251,000	427,414
	Prince Housing & Development Corp.	569,000	202,590
	Promate Electronic Co., Ltd.	39,000	41,096
*	Promise Technology, Inc.	26,000	6,524
#	Prosperity Dielectrics Co., Ltd.	46,086	91,447
	Qisda Corp.	613,000	380,117
	QST International Corp.	28,000	59,100
	Qualipoly Chemical Corp.	21,000	18,459
	Quang Viet Enterprise Co., Ltd.	17,000	88,947
	Quanta Computer, Inc.	350,000	643,254
	Quanta Storage, Inc.	21,000	31,102
	Quintain Steel Co., Ltd.	123,309	28,064
	Radiant Opto-Electronics Corp.	246,000	966,727
*	Radium Life Tech Co., Ltd.	281,460	124,447
	Rafael Microelectronics, Inc.	12,000	80,164
	Realtek Semiconductor Corp.	80,000	531,306
	Rechi Precision Co., Ltd.	170,000	135,230
	Rich Development Co., Ltd.	234,000	70,926
#	RichWave Technology Corp.	25,300	99,824
*	Ritek Corp.	491,491	136,191
	Rodex Fasteners Corp.	13,000	17,108

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Roo Hsing Co., Ltd.	321,000	$125,450
*	Rotam Global Agrosciences, Ltd.	32,000	17,833
	Ruentex Development Co., Ltd.	215,952	286,409
	Ruentex Industries, Ltd.	172,200	366,259
	Run Long Construction Co., Ltd.	78,000	157,228
	Samebest Co., Ltd.	4,800	19,724
	Sampo Corp.	118,400	70,258
	San Fang Chemical Industry Co., Ltd.	60,679	45,277
	San Far Property, Ltd.	73,000	51,907
	San Shing Fastech Corp.	51,000	86,757
	Sanitar Co., Ltd.	13,000	16,404
	Sanyang Motor Co., Ltd.	128,000	86,032
	SCI Pharmtech, Inc.	13,000	39,898
	Scientech Corp.	27,000	57,980
	SDI Corp.	57,000	115,699
	Senao International Co., Ltd.	28,000	29,305
	Senao Networks, Inc.	13,000	41,558
	Sercomm Corp.	85,000	201,152
	Sesoda Corp.	67,198	56,235
	Shan-Loong Transportation Co., Ltd.	55,000	52,842
	Sharehope Medicine Co., Ltd.	13,330	12,372
	Sheng Yu Steel Co., Ltd.	40,000	26,400
	ShenMao Technology, Inc.	21,000	14,447
	Shih Her Technologies, Inc.	19,000	25,687
*	Shih Wei Navigation Co., Ltd.	126,591	37,724
	Shihlin Electric & Engineering Corp.	132,000	188,679
#	Shin Kong Financial Holding Co., Ltd.	1,867,094	539,685
	Shin Zu Shing Co., Ltd.	48,000	192,714
*	Shining Building Business Co., Ltd.	189,735	58,660
	Shinkong Insurance Co., Ltd.	89,000	108,556
	Shinkong Synthetic Fibers Corp.	487,000	206,499
	Shiny Chemical Industrial Co., Ltd.	29,000	75,845
*	Shuttle, Inc.	76,000	30,652
	Sigurd Microelectronics Corp.	226,000	210,120
	Silergy Corp.	7,000	141,201
*	Silicon Integrated Systems Corp.	264,146	70,390
*	Silitech Technology Corp.	58,000	26,871
	Simplo Technology Co., Ltd.	49,600	385,436
	Sinbon Electronics Co., Ltd.	117,064	497,105
	Sincere Navigation Corp.	130,000	69,591
	Single Well Industrial Corp.	23,000	16,382
	Sinher Technology, Inc.	28,000	39,565
	Sinmag Equipment Corp.	17,420	57,454
	Sino-American Silicon Products, Inc.	268,000	729,082
#	Sinon Corp.	243,000	146,231
	SinoPac Financial Holdings Co., Ltd.	1,682,445	667,332
	Sinphar Pharmaceutical Co., Ltd.	50,000	32,239
	Sinyi Realty Co.	128,544	128,870
	Sirtec International Co., Ltd.	40,800	46,271
	Sitronix Technology Corp.	51,000	220,935
	Siward Crystal Technology Co., Ltd.	64,000	43,480
*	Softstar Entertainment, Inc.	8,000	23,947
	Soft-World International Corp.	21,000	48,631
*	Solar Applied Materials Technology Co.	86,262	64,999
	Solomon Technology Corp.	56,000	35,987
	Solteam, Inc.	11,110	9,677
	Song Shang Electronics Co., Ltd.	26,000	12,594
	Sonix Technology Co., Ltd.	29,000	28,926
	Spirox Corp.	29,000	24,316

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sporton International, Inc.	16,491	$109,760
#	St Shine Optical Co., Ltd.	17,000	283,550
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	34,477
	Standard Foods Corp.	102,402	197,374
	Stark Technology, Inc.	34,200	56,818
	Sun Yad Construction Co., Ltd.	46,000	22,730
*	Sunko INK Co., Ltd.	29,000	8,639
	Sunny Friend Environmental Technology Co., Ltd.	18,000	152,937
	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	126,748
	Sunplus Technology Co., Ltd.	226,000	100,236
	Sunrex Technology Corp.	63,561	81,127
	Sunspring Metal Corp.	35,000	35,410
	Supreme Electronics Co., Ltd.	136,509	123,040
	Swancor Holding Co., Ltd.	11,000	26,702
	Symtek Automation Asia Co., Ltd.	15,000	26,160
	Syncmold Enterprise Corp.	45,000	112,845
	Synmosa Biopharma Corp.	20,049	16,240
	Synnex Technology International Corp.	276,250	339,136
	Sysage Technology Co., Ltd.	24,200	25,800
	Systex Corp.	51,000	120,357
	T3EX Global Holdings Corp.	31,000	23,800
#	TA Chen Stainless Pipe	338,260	499,795
	Ta Liang Technology Co., Ltd.	32,000	35,668
	Ta Ya Electric Wire & Cable	212,000	75,783
	Ta Yih Industrial Co., Ltd.	17,000	33,409
	TA-I Technology Co., Ltd.	33,000	41,965
*	Tai Tung Communication Co., Ltd.	23,000	12,105
	Taichung Commercial Bank Co., Ltd.	478,092	194,038
	TaiDoc Technology Corp.	26,471	109,866
	Taiflex Scientific Co., Ltd.	89,060	137,555
	Taimide Tech, Inc.	51,450	78,880
	Tainan Enterprises Co., Ltd.	42,000	34,543
	Tainan Spinning Co., Ltd.	469,240	184,388
*	Tainergy Tech Co., Ltd.	81,000	11,328
	Tainet Communication System Corp.	12,000	22,693
	Tai-Saw Technology Co., Ltd.	27,000	17,868
	Taishin Financial Holding Co., Ltd.	1,640,722	767,819
	Taisun Enterprise Co., Ltd.	61,000	40,445
	Taita Chemical Co., Ltd.	106,080	35,778
	Taiwan Business Bank	1,028,866	441,418
	Taiwan Cement Corp.	746,900	1,068,223
	Taiwan Chinsan Electronic Industrial Co., Ltd.	38,919	43,985
	Taiwan Cogeneration Corp.	64,000	54,424
	Taiwan Cooperative Financial Holding Co., Ltd.	1,284,810	864,493
	Taiwan FamilyMart Co., Ltd.	7,000	50,845
	Taiwan Fertilizer Co., Ltd.	164,000	252,281
	Taiwan Fire & Marine Insurance Co., Ltd.	111,000	71,882
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	49,669
	Taiwan Glass Industry Corp.	317,046	122,812
	Taiwan High Speed Rail Corp.	168,000	223,921
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	269,307
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	78,000	46,842
*	Taiwan Land Development Corp.	359,666	105,827
	Taiwan Mobile Co., Ltd.	145,000	510,431
	Taiwan Navigation Co., Ltd.	69,000	49,629
	Taiwan Optical Platform Co., Ltd.	5,252	18,543
	Taiwan Paiho, Ltd.	152,000	446,205
	Taiwan PCB Techvest Co., Ltd.	101,000	131,110
*	Taiwan Prosperity Chemical Corp.	84,000	46,699

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Pulp & Paper Corp.	117,000	$70,716
	Taiwan Sakura Corp.	51,200	76,921
	Taiwan Secom Co., Ltd.	46,000	128,283
	Taiwan Semiconductor Co., Ltd.	111,000	176,166
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	134,422	5,730,410
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,104,000	9,078,248
	Taiwan Shin Kong Security Co., Ltd.	56,000	67,142
	Taiwan Steel Union Co., Ltd.	5,000	15,480
	Taiwan Styrene Monomer	292,000	228,896
	Taiwan Surface Mounting Technology Corp.	107,800	263,574
	Taiwan Taxi Co., Ltd.	6,300	14,328
	Taiwan TEA Corp.	310,000	161,456
	Taiwan Union Technology Corp.	113,000	462,104
	Taiyen Biotech Co., Ltd.	42,000	45,761
*	Tatung Co., Ltd.	682,000	438,651
	TCI Co., Ltd.	18,500	244,713
	Te Chang Construction Co., Ltd.	29,000	26,725
	Teco Electric and Machinery Co., Ltd.	456,000	363,116
	Tehmag Foods Corp.	9,600	67,530
	Tera Autotech Corp.	48,000	41,482
	Test Research, Inc.	88,000	132,991
	Test-Rite International Co., Ltd.	62,000	40,629
*	Tex-Ray Industrial Co., Ltd.	50,000	14,640
	Thinking Electronic Industrial Co., Ltd.	47,000	118,740
	Thye Ming Industrial Co., Ltd.	56,000	58,222
	Ton Yi Industrial Corp.	294,000	117,573
	Tong Hsing Electronic Industries, Ltd.	46,000	189,232
	Tong Yang Industry Co., Ltd.	199,000	290,698
	Tong-Tai Machine & Tool Co., Ltd.	85,060	49,178
	TOPBI International Holdings, Ltd.	41,111	115,037
	Topco Scientific Co., Ltd.	48,876	129,676
	Topkey Corp.	18,000	98,906
	Topoint Technology Co., Ltd.	43,200	26,421
	Toung Loong Textile Manufacturing	42,000	69,324
#*	TPK Holding Co., Ltd.	212,000	374,941
	Trade-Van Information Services Co.	11,000	12,304
	Transcend Information, Inc.	24,000	52,341
	Tripod Technology Corp.	181,000	601,689
	Tsang Yow Industrial Co., Ltd.	20,000	14,728
	Tsann Kuen Enterprise Co., Ltd.	16,000	9,859
	TSC Auto ID Technology Co., Ltd.	13,530	110,710
*	TSEC Corp.	86,263	24,150
	TSRC Corp.	179,000	155,289
	Ttet Union Corp.	22,000	85,880
	TTFB Co., Ltd.	3,000	29,749
	TTY Biopharm Co., Ltd.	100,000	259,589
	Tung Ho Steel Enterprise Corp.	326,000	225,407
	Tung Thih Electronic Co., Ltd.	28,000	62,742
	TURVO International Co., Ltd.	35,410	84,137
*	TWi Pharmaceuticals, Inc.	11,000	25,081
	TXC Corp.	99,000	121,660
	TYC Brother Industrial Co., Ltd.	116,000	104,565
*	Tycoons Group Enterprise	143,700	30,832
	Tyntek Corp.	108,000	57,990
	UDE Corp.	65,000	56,289
	Ultra Chip, Inc.	35,000	37,159
	U-Ming Marine Transport Corp.	196,000	219,910
	Unimicron Technology Corp.	527,000	636,245
	Union Bank Of Taiwan	686,490	264,450

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Uni-President Enterprises Corp.	463,560	$1,199,909
	Unitech Computer Co., Ltd.	35,000	23,246
	Unitech Printed Circuit Board Corp.	368,540	279,047
	United Integrated Services Co., Ltd.	64,000	323,802
#	United Microelectronics Corp.	4,851,000	2,153,827
	United Orthopedic Corp.	18,422	27,664
	United Radiant Technology	34,000	19,903
*	United Renewable Energy Co., Ltd.	897,960	257,492
*	Unity Opto Technology Co., Ltd.	146,000	41,562
	Universal Cement Corp.	180,120	109,330
	Universal Microwave Technology, Inc.	19,177	63,692
*	Unizyx Holding Corp.	111,000	89,161
	UPC Technology Corp.	279,936	101,002
	Userjoy Technology Co., Ltd.	7,699	15,522
	USI Corp.	363,204	139,086
	Usun Technology Co., Ltd.	11,200	10,630
	Utechzone Co., Ltd.	25,000	56,684
	Vanguard International Semiconductor Corp.	246,000	496,602
	VHQ Media Holdings, Ltd.	11,000	51,183
	Victory New Materials, Ltd. Co.	52,030	30,588
	Visual Photonics Epitaxy Co., Ltd.	66,500	212,270
	Vivotek, Inc.	13,525	48,516
	Voltronic Power Technology Corp.	11,150	240,368
	Wafer Works Corp.	131,046	150,185
	Waffer Technology Corp.	31,000	13,108
	Wah Hong Industrial Corp.	27,000	24,203
	Wah Lee Industrial Corp.	68,000	118,804
	Walsin Lihwa Corp.	798,000	382,636
#	Walsin Technology Corp.	109,398	608,711
	Walton Advanced Engineering, Inc.	164,000	54,576
	Wan Hai Lines, Ltd.	200,000	132,991
	Wei Chuan Foods Corp.	57,000	54,706
	Weikeng Industrial Co., Ltd.	126,189	81,690
	Well Shin Technology Co., Ltd.	34,000	55,688
	Wholetech System Hitech, Ltd.	19,000	19,512
	Win Semiconductors Corp.	79,840	674,765
	Winbond Electronics Corp.	2,078,804	1,267,334
	Winstek Semiconductor Co., Ltd.	41,000	35,287
	Wisdom Marine Lines Co., Ltd.	137,076	143,167
	Wisechip Semiconductor, Inc.	4,000	4,876
	Wistron Corp.	890,288	661,404
#	Wistron NeWeb Corp.	146,267	366,110
	Wonderful Hi-Tech Co., Ltd.	42,000	24,450
	Wowprime Corp.	41,000	104,128
	WPG Holdings, Ltd.	350,520	463,003
	WT Microelectronics Co., Ltd.	238,567	309,614
	WUS Printed Circuit Co., Ltd.	109,550	109,402
	XAC Automation Corp.	27,000	24,867
	XPEC Entertainment, Inc.	17,960	1,432
	Xxentria Technology Materials Corp.	27,000	60,934
#	Yageo Corp.	77,425	650,139
*	Yang Ming Marine Transport Corp.	460,215	128,563
	YC Co., Ltd.	175,518	69,399
	YC INOX Co., Ltd.	75,900	64,048
	Yea Shin International Development Co., Ltd.	79,988	43,812
*	Yeong Guan Energy Technology Group Co., Ltd.	41,401	75,091
	YFC-Boneagle Electric Co., Ltd.	50,000	47,158
	YFY, Inc.	489,000	181,793
	Yi Jinn Industrial Co., Ltd.	92,800	41,719

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yieh Phui Enterprise Co., Ltd.	366,524	$106,487
	Yonyu Plastics Co., Ltd.	38,000	41,151
	Young Fast Optoelectronics Co., Ltd.	52,000	30,016
	Youngtek Electronics Corp.	47,160	69,458
	Yuanta Financial Holding Co., Ltd.	1,383,918	775,364
	Yuanta Futures Co., Ltd.	14,000	22,414
	Yuen Chang Stainless Steel Co., Ltd.	30,000	20,521
	Yulon Finance Corp.	79,200	297,731
	Yulon Motor Co., Ltd.	401,000	307,858
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	33,337
	Yungshin Construction & Development Co., Ltd.	14,000	15,041
	YungShin Global Holding Corp.	42,800	56,621
	Zeng Hsing Industrial Co., Ltd.	32,000	139,332
	Zenitron Corp.	78,000	54,335
	Zero One Technology Co., Ltd.	35,000	34,004
	Zhen Ding Technology Holding, Ltd.	265,000	964,052
	Zig Sheng Industrial Co., Ltd.	168,000	47,466
	Zinwell Corp.	115,000	83,393
	Zippy Technology Corp.	55,000	61,920
	ZongTai Real Estate Development Co., Ltd.	74,700	56,048
TOTAL TAIWAN			146,139,816
THAILAND — (0.8%)
	AAPICO Hitech PCL	12,000	7,296
	Advanced Info Service PCL	83,800	580,374
	Advanced Information Technology PCL	24,600	19,357
	AEON Thana Sinsap Thailand PCL	29,800	229,641
	After You PCL	47,400	26,355
	Airports of Thailand PCL	162,700	380,894
	AJ Plast PCL	58,400	17,090
	Amata Corp. PCL	67,300	52,737
	Ananda Development PCL	531,100	61,822
	AP Thailand PCL	413,300	102,804
	Asia Aviation PCL	905,400	113,046
	Asia Plus Group Holdings PCL	419,700	37,937
	Asia Sermkij Leasing PCL	16,400	13,278
	Asian Seafoods Coldstorage PCL	76,400	17,141
	B Grimm Power PCL	63,900	73,759
	Bangchak Corp. PCL	264,300	259,960
	Bangkok Airways PCL	246,600	85,795
	Bangkok Aviation Fuel Services PCL	90,200	106,316
	Bangkok Bank PCL	9,900	58,425
	Bangkok Bank PCL	6,600	38,950
	Bangkok Chain Hospital PCL	313,200	156,829
	Bangkok Dusit Medical Services PCL, Class F	135,400	110,063
	Bangkok Expressway & Metro PCL	1,397,740	477,199
	Bangkok Land PCL	4,431,000	247,808
	Bangkok Life Assurance PCL	192,400	162,653
	Bangkok Ranch PCL	236,200	25,191
	Banpu PCL	677,300	314,921
	Banpu Power PCL	127,400	91,547
	BCPG PCL	89,900	57,585
	Beauty Community PCL	746,000	90,718
*	BEC World PCL	756,252	244,666
	Berli Jucker PCL	52,450	88,255
	Better World Green PCL	506,200	14,155
	Big Camera Corp. PCL	1,122,000	45,238
	BJC Heavy Industries PCL	223,400	19,322
	BTS Group Holdings PCL	263,900	106,401

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bumrungrad Hospital PCL	80,700	$447,386
	Buriram Sugar PCL	74,480	14,530
	Cal-Comp Electronics Thailand PCL	751,690	42,772
	Carabao Group PCL, Class F	38,100	96,938
	Central Pattana PCL	99,100	236,029
	Central Plaza Hotel PCL	175,100	193,575
	CH Karnchang PCL	59,700	52,411
	Charoen Pokphand Foods PCL	502,300	453,221
	Chularat Hospital PCL, Class F	1,103,200	85,372
	CK Power PCL	661,600	144,130
	Com7 PCL	126,700	104,021
*	Country Group Development PCL	270,500	9,235
	CP ALL PCL	385,700	1,087,936
	Demco PCL	114,600	11,998
	Dhipaya Insurance PCL	133,200	107,842
	Diamond Building Products PCL	227,200	44,694
	Dynasty Ceramic PCL	1,001,020	72,257
	Eastern Polymer Group PCL, Class F	158,200	36,007
	Eastern Printing PCL	360,564	42,206
	Eastern Water Resources Development and Management PCL, Class F	233,400	102,452
	Electricity Generating PCL	22,100	236,414
	Energy Absolute PCL	138,800	235,809
	Erawan Group PCL (The)	879,800	160,198
	Esso Thailand PCL	514,700	167,355
*	Everland PCL	736,600	10,778
	Forth Corp. PCL	52,900	9,718
	Forth Smart Service PCL	86,500	22,079
	Fortune Parts Industry PCL	77,300	6,736
	GFPT PCL	176,100	103,639
*	Global Green Chemicals PCL	118,100	44,928
	Global Power Synergy PCL, Class F	60,700	131,742
	Golden Land Property Development PCL	184,500	50,392
	Hana Microelectronics PCL	178,500	162,510
	Home Product Center PCL	636,320	355,868
	Ichitan Group PCL	66,400	16,840
	Indorama Ventures PCL	182,500	243,294
	Interhides PCL	188,000	31,481
	Interlink Communication PCL	52,200	8,741
	Intouch Holdings PCL	14,300	29,642
	IRPC PCL	3,454,600	539,167
	Italian-Thai Development PCL	1,131,400	82,404
	Jasmine International PCL	2,172,500	445,025
*	Jay Mart PCL	63,883	24,718
	JWD Infologistics PCL	233,700	74,088
	Kang Yong Electric PCL	100	1,255
	Karmarts PCL	338,400	63,268
	Kasikornbank PCL	12,200	68,626
	Kasikornbank PCL	72,900	408,885
	KCE Electronics PCL	233,100	130,363
	KGI Securities Thailand PCL	584,100	89,642
	Khon Kaen Sugar Industry PCL	523,596	47,329
	Kiatnakin Bank PCL	107,700	255,637
	Krung Thai Bank PCL	516,000	328,844
	Krungthai Card PCL	414,000	642,774
	Land & Houses PCL	316,600	116,325
	Lanna Resources PCL	121,200	44,137
	LH Financial Group PCL	2,832,800	133,557
*	Loxley PCL	535,400	40,040
	LPN Development PCL	411,300	96,957

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	245,200	$233,201
	Maybank Kim Eng Securities Thailand PCL	112,900	34,140
	MBK PCL	218,200	167,437
	MC Group PCL	101,000	26,436
*	MCOT PCL	39,800	13,200
	MCS Steel PCL	101,800	26,480
	Mega Lifesciences PCL	100,400	115,074
	Minor International PCL	130,970	171,404
	MK Restaurants Group PCL	60,200	153,656
*	Mono Technology PCL	829,300	48,537
	Muangthai Capital PCL	122,200	240,387
	Namyong Terminal PCL	65,900	10,328
	Netbay PCL	13,100	13,204
	Noble Development PCL	17,100	12,232
	Origin Property PCL, Class F	285,200	75,577
*	Padaeng Industry PCL	110,500	35,031
	PCS Machine Group Holding PCL	40,200	8,300
	Plan B Media Pcl, Class F	276,600	76,896
	Polyplex Thailand PCL	171,000	86,181
	Power Solution Technologies PCL	474,700	11,267
*	Precious Shipping PCL	287,800	80,009
	Premier Marketing PCL	152,100	46,241
*	Principal Capital PCL	74,100	10,216
	Property Perfect PCL	3,067,000	77,784
	Pruksa Holding PCL	319,400	228,477
	PTG Energy PCL	448,900	328,410
	PTT Exploration & Production PCL	241,700	1,064,879
	PTT Global Chemical PCL	371,100	730,013
	PTT PCL	1,762,000	2,707,023
	Pylon PCL	123,600	24,917
	Quality Houses PCL	2,714,583	268,325
	Raimon Land PCL	1,406,700	49,855
	Rajthanee Hospital PCL	42,600	37,745
	Ratch Group PCL	6,100	13,388
	Ratch Group PCL	73,600	161,535
	Ratchthani Leasing PCL	679,625	162,421
*	Regional Container Lines PCL	128,700	18,580
	Robinson PCL	126,900	262,011
	Rojana Industrial Park PCL	700,257	145,721
	RS PCL	122,100	63,521
	Sabina PCL	10,900	10,189
	Saha Pathana Inter-Holding PCL	18,900	40,713
	Sahamitr Pressure Container PCL	69,300	17,576
	Saha-Union PCL	22,400	32,229
	Samart Corp. PCL	137,600	45,188
	Samart Telcoms PCL	70,100	27,808
	Sansiri PCL	4,367,100	211,575
	Sappe PCL	67,600	50,115
	SC Asset Corp. PCL	708,025	65,841
*	SCG Ceramics PCL	87,000	5,714
	SEAFCO PCL	144,243	38,224
	Sena Development PCL	241,700	28,292
	Siam Cement PCL (The)	10,100	142,526
	Siam Cement PCL (The)	5,100	71,969
	Siam City Cement PCL	10,668	82,555
	Siam Commercial Bank PCL (The)	73,300	327,711
	Siam Future Development PCL	488,020	101,555
	Siam Global House PCL	290,500	156,797
	Siam Wellness Group Pcl	122,100	51,611

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siamgas & Petrochemicals PCL	423,600	$134,290
	Singha Estate PCL	624,000	72,230
	Somboon Advance Technology PCL	96,000	59,307
	SPCG PCL	242,800	149,998
	Sri Trang Agro-Industry PCL	303,240	117,332
*	Sriracha Construction PCL	11,900	4,566
	Srisawad Corp. PCL	222,267	395,679
	Star Petroleum Refining PCL	774,000	247,891
	STP & I PCL	102,120	29,884
	Supalai PCL	337,300	241,281
*	Super Energy Corp. PCL	8,056,000	185,978
	SVI PCL	321,400	42,010
	Synnex Thailand PCL	150,590	48,475
	Syntec Construction PCL	180,600	15,033
	Taokaenoi Food & Marketing PCL, Class F	200,800	73,778
*	Tata Steel Thailand PCL	1,213,600	27,228
*	Thai Airways International PCL	443,400	148,497
	Thai Nakarin Hospital PCL	12,500	14,733
	Thai Oil PCL	261,700	587,134
	Thai Reinsurance PCL	297,000	7,822
	Thai Solar Energy PCL, Class F	260,190	23,519
	Thai Stanley Electric PCL, Class F	6,800	47,758
	Thai Union Group PCL, Class F	92,400	56,783
	Thai Vegetable Oil PCL	201,500	188,364
	Thai Wah PCL	77,600	18,167
*	Thaicom PCL	290,200	55,200
	Thaifoods Group PCL	701,000	98,466
	Thaire Life Assurance PCL	98,100	16,746
	Thanachart Capital PCL	203,400	390,200
	Thitikorn PCL	33,700	10,958
	Thoresen Thai Agencies PCL	466,800	94,104
	Tipco Asphalt PCL	71,900	46,055
	TIPCO Foods PCL	132,600	48,289
	Tisco Financial Group PCL	31,000	101,805
	Tisco Financial Group PCL	37,100	121,837
	TKS Technologies PCL	46,300	11,818
	TMB Bank PCL	3,140,000	192,964
	TMT Steel PCL	109,200	19,173
	TOA Paint Thailand PCL	69,900	90,912
	Total Access Communication PCL	145,300	276,379
	Total Access Communication PCL	122,300	232,630
	TPI Polene PCL	2,384,500	147,311
	TPI Polene Power PCL	284,300	55,464
	True Corp. PCL	2,917,365	611,836
*	TTCL PCL	44,100	15,486
	TTW PCL	458,500	201,260
*	U City PCL, Class F	690,400	41,530
	Union Auction PCL	56,000	13,292
	Unique Engineering & Construction PCL	383,500	135,918
	United Paper PCL	151,300	55,591
	Univentures PCL	425,400	92,674
	Vanachai Group PCL	243,000	39,348
	VGI Global Media PCL	164,800	51,709
	Vibhavadi Medical Center PCL	878,900	63,442
	Vinythai PCL	122,600	103,645
	WHA Corp. PCL	564,300	85,870
	WHA Utilities and Power PCL	205,600	41,113
	Workpoint Entertainment PCL	81,820	75,821
TOTAL THAILAND			29,706,555

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (0.2%)
	Adana Cimento Sanayii TAS, Class A	8,467	$10,475
*	Akbank Turk A.S.	215,231	287,915
	Akcansa Cimento A.S.	33,140	39,341
	Aksa Akrilik Kimya Sanayii A.S.	48,420	81,961
*	Aksa Enerji Uretim A.S.	17,690	7,627
	Aksigorta A.S.	52,333	43,356
	Alarko Holding A.S.	105,073	62,335
*	Albaraka Turk Katilim Bankasi A.S.	119,909	25,860
	Alkim Alkali Kimya A.S.	4,427	21,541
	Anadolu Anonim Turk Sigorta Sirketi	59,865	43,431
	Anadolu Cam Sanayii A.S.	181,808	92,946
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	42,392	162,665
	Anadolu Hayat Emeklilik A.S.	37,705	33,985
*	Arcelik A.S.	25,413	79,321
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	4,853	16,422
	Aygaz A.S.	15,260	27,922
*	Bera Holding A.S.	118,593	38,429
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	8,597
	BIM Birlesik Magazalar A.S.	38,174	320,432
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	21,448	31,525
	Borusan Yatirim ve Pazarlama A.S.	1,669	11,181
*	Boyner Perakende Ve Tekstil Yatirimlari A.S.	5,916	8,907
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	3,669
*	Bursa Cimento Fabrikasi A.S.	27,024	21,529
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	13,122	13,018
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	29,680	35,858
	Coca-Cola Icecek A.S.	33,693	200,384
	Dogan Sirketler Grubu Holding A.S.	492,406	114,450
*	Dogus Otomotiv Servis ve Ticaret A.S.	16,254	14,569
	Eczacibasi Yatirim Holding Ortakligi A.S.	6,259	6,909
	EGE Endustri VE Ticaret A.S.	708	67,698
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	75,296	32,683
	ENERJISA ENERJI AS	61,562	66,737
	Enka Insaat ve Sanayi A.S.	77,379	84,456
#	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	8,498	23,260
	Eregli Demir ve Celik Fabrikalari TAS	320,140	425,235
#*	Fenerbahce Futbol A.S.	11,914	16,050
	Ford Otomotiv Sanayi A.S.	11,312	123,636
*	Global Yatirim Holding A.S.	60,308	37,123
#	Goodyear Lastikleri TAS	39,372	18,377
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	26,417
*	GSD Holding AS	29,592	4,491
#*	Gubre Fabrikalari TAS	19,511	12,232
*	Hektas Ticaret TAS	36,038	86,170
#*	Ihlas Holding A.S.	323,517	27,657
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	22,407
#*	Is Finansal Kiralama A.S.	35,715	16,390
	Is Yatirim Menkul Degerler A.S., Class A	97,764	55,997
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	76,242	28,272
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	349,100	136,466
*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	168,442	33,447
	KOC Holding A.S.	74,886	250,745
	Kordsa Teknik Tekstil A.S.	29,285	65,142
*	Koza Altin Isletmeleri A.S.	7,733	78,666
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	24,010	30,640
*	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	81,411
*	Migros Ticaret A.S.	38,967	118,361
*	NET Holding A.S.	112,186	31,981
*	Netas Telekomunikasyon A.S.	7,863	10,296

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Nuh Cimento Sanayi A.S.	13,762	$15,490
	Otokar Otomotiv Ve Savunma Sanayi A.S.	701	15,700
*	Pegasus Hava Tasimaciligi A.S.	31,666	269,255
*	Petkim Petrokimya Holding A.S.	158,718	111,226
#	Polisan Holding A.S.	14,415	5,913
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	103,364	66,864
#	Sasa Polyester Sanayi A.S.	27,405	30,200
*	Sekerbank Turk AS	137,814	23,867
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	51,773
	Soda Sanayii A.S.	36,652	40,119
#*	Tat Gida Sanayi A.S.	29,962	26,748
	TAV Havalimanlari Holding A.S.	79,416	356,917
#	Tekfen Holding A.S.	69,811	294,805
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	118,199
	Trakya Cam Sanayii A.S.	188,725	93,495
	Tupras Turkiye Petrol Rafinerileri A.S.	11,001	275,861
*	Turcas Petrol A.S.	44,944	11,467
*	Turk Hava Yollari AO	151,960	338,780
*	Turk Telekomunikasyon A.S.	64,091	61,720
*	Turk Traktor ve Ziraat Makineleri A.S.	3,459	23,083
	Turkcell Iletisim Hizmetleri A.S.	245,704	572,577
#	Turkcell Iletisim Hizmetleri A.S., ADR	2,400	13,320
*	Turkiye Garanti Bankasi A.S.	199,174	350,314
	Turkiye Halk Bankasi A.S.	141,055	151,583
*	Turkiye Is Bankasi, Class C	221,130	246,207
*	Turkiye Sinai Kalkinma Bankasi A.S.	458,364	68,124
	Turkiye Sise ve Cam Fabrikalari A.S.	130,892	115,518
	Turkiye Vakiflar Bankasi TAO, Class D	226,508	205,346
*	Ulker Biskuvi Sanayi A.S.	63,793	211,791
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	55,567
#*	Yapi ve Kredi Bankasi A.S.	237,267	115,498
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	59,743
#*	Zorlu Enerji Elektrik Uretim A.S.	119,076	25,948
TOTAL TURKEY			8,302,021
UNITED KINGDOM — (10.8%)
	3i Group P.L.C.	191,222	2,576,720
	4imprint Group P.L.C.	1,660	56,343
	888 Holdings P.L.C.	99,747	184,499
	A.G. Barr P.L.C.	61,093	510,724
	AA P.L.C.	173,957	105,466
*	Acacia Mining P.L.C.	87,800	238,824
	Admiral Group P.L.C.	29,846	784,894
	Advanced Medical Solutions Group PLC	2,858	10,119
	Aggreko P.L.C.	127,945	1,290,825
	Air Partner P.L.C.	18,918	16,450
	Alliance Pharma P.L.C.	13,316	11,559
	Anglo American P.L.C.	412,690	10,112,719
	Anglo Pacific Group P.L.C.	47,509	117,236
	Anglo-Eastern Plantations P.L.C.	2,772	15,379
	Antofagasta P.L.C.	107,177	1,209,259
	Arrow Global Group P.L.C.	79,490	259,155
	Ashmore Group P.L.C.	142,899	928,185
	Ashtead Group P.L.C.	76,598	2,106,227
*	ASOS P.L.C.	1,336	41,954
	Associated British Foods P.L.C.	42,936	1,261,956
	AstraZeneca P.L.C., Sponsored ADR	170,655	7,408,134
	AstraZeneca P.L.C.	22,201	1,918,029
	Auto Trader Group P.L.C.	369,799	2,427,575

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AVEVA Group P.L.C.	10,606	$512,379
	Aviva P.L.C.	606,458	2,977,478
	Avon Rubber P.L.C.	5,124	83,562
	B&M European Value Retail SA	396,415	1,779,346
	Babcock International Group P.L.C.	163,973	944,935
	BAE Systems P.L.C.	340,458	2,261,911
	Balfour Beatty P.L.C.	179,849	448,668
	Bank of Georgia Group P.L.C.	16,230	275,570
	Barclays P.L.C., Sponsored ADR	282,931	2,116,324
	Barclays P.L.C.	242,263	453,475
	Barratt Developments P.L.C.	279,388	2,181,245
	BBA Aviation P.L.C.	319,316	1,240,295
	BCA Marketplace P.L.C.	11,264	33,079
	Beazley P.L.C.	101,084	705,965
	Bellway P.L.C.	93,042	3,353,751
	Berkeley Group Holdings P.L.C.	63,651	2,993,686
	BHP Group P.L.C., ADR	66,509	3,175,140
	BHP Group P.L.C.	106,827	2,547,132
	Biffa P.L.C.	8,676	23,119
	Bloomsbury Publishing P.L.C.	23,209	64,986
	Bodycote P.L.C.	122,482	1,092,841
	Bovis Homes Group P.L.C.	66,354	847,604
	BP P.L.C., Sponsored ADR	494,756	19,661,603
	BP P.L.C.	2,246	14,861
	Braemar Shipping Services P.L.C.	11,607	27,956
	Brewin Dolphin Holdings P.L.C.	178,323	690,909
	British American Tobacco P.L.C.	153,517	5,470,199
	Britvic P.L.C.	102,140	1,134,802
#	BT Group P.L.C., Sponsored ADR	7,252	86,444
	BT Group P.L.C.	902,237	2,113,356
*	BTG P.L.C.	37,267	378,704
	Bunzl P.L.C.	33,940	884,634
	Burberry Group P.L.C.	62,345	1,719,087
	Burford Capital, Ltd.	38,442	700,050
*	Cairn Energy P.L.C.	294,062	564,424
*	Capita P.L.C.	68,607	96,759
	Capital & Counties Properties P.L.C.	195,752	470,676
*	Carclo P.L.C.	18,366	2,388
	Card Factory P.L.C.	165,768	333,028
	CareTech Holdings P.L.C.	9,905	44,889
	Carnival P.L.C.	1,122	50,646
	Carnival P.L.C., ADR	15,705	720,074
	Castings P.L.C.	1,541	7,722
	Centamin P.L.C.	503,005	784,883
	Central Asia Metals P.L.C.	5,908	14,679
	Centrica P.L.C.	1,257,319	1,157,471
	Charles Taylor P.L.C.	12,476	34,296
	Chemring Group P.L.C.	77,510	172,781
	Chesnara P.L.C.	18,573	74,718
	Cineworld Group P.L.C.	451,972	1,403,024
*	Circassia Pharmaceuticals P.L.C.	6,887	1,659
	Clarkson P.L.C.	7,327	228,280
	Clipper Logistics P.L.C.	1,947	6,330
	Close Brothers Group P.L.C.	98,977	1,597,993
	CLS Holdings P.L.C.	43,689	121,305
	CMC Markets P.L.C.	71,447	84,751
*	Cobham P.L.C.	519,469	1,040,163
	Coca-Cola HBC AG	35,700	1,228,409
	Compass Group P.L.C.	121,153	3,065,223

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Computacenter P.L.C.	48,547	$900,486
	Connect Group P.L.C.	25,999	11,925
	Consort Medical P.L.C.	12,596	114,592
	ConvaTec Group P.L.C.	245,764	464,356
	Costain Group P.L.C.	61,092	116,552
	Countryside Properties P.L.C.	18,461	65,828
*	Countrywide P.L.C.	29,521	1,781
	Cranswick P.L.C.	24,834	803,777
	Crest Nicholson Holdings P.L.C.	122,164	543,251
	Croda International P.L.C.	15,635	888,141
	CVS Group P.L.C.	1,146	12,906
	CYBG P.L.C.	230,202	479,690
	Daejan Holdings P.L.C.	1,616	108,973
	Daily Mail & General Trust P.L.C., Class A	32,320	310,436
	Dart Group P.L.C.	17,328	158,923
	DCC P.L.C.	15,448	1,302,709
	De La Rue P.L.C.	35,365	100,395
	Devro P.L.C.	103,536	258,593
	DFS Furniture P.L.C.	8,387	24,033
	Diageo P.L.C., Sponsored ADR	19,256	3,213,441
	Diageo P.L.C.	19,191	800,268
	Dignity P.L.C.	18,991	124,708
	Diploma P.L.C.	62,832	1,158,167
	Direct Line Insurance Group P.L.C.	701,272	2,743,165
	DiscoverIE Group P.L.C.	10,997	59,368
	Dixons Carphone P.L.C.	303,082	439,242
	Domino's Pizza Group P.L.C.	156,496	470,291
	Drax Group P.L.C.	188,479	690,620
	DS Smith P.L.C.	309,752	1,335,998
	Dunelm Group P.L.C.	37,503	420,312
	easyJet P.L.C.	42,704	500,445
*	EI Group P.L.C.	215,422	738,452
*	Eland Oil & Gas P.L.C.	7,612	11,050
	Electrocomponents P.L.C.	176,735	1,302,214
	Elementis P.L.C.	185,885	340,764
	EMIS Group P.L.C.	10,099	149,434
*	EnQuest P.L.C.	680,305	191,772
	Entertainment One, Ltd.	144,648	772,485
	Epwin Group P.L.C.	8,387	7,240
	Equiniti Group P.L.C.	56,263	143,804
	Essentra P.L.C.	79,859	414,059
	Euromoney Institutional Investor P.L.C.	15,831	266,848
	Evraz P.L.C.	100,308	785,690
	Experian P.L.C.	68,845	2,088,011
	FDM Group Holdings P.L.C.	7,534	75,424
	Ferguson P.L.C.	23,392	1,740,670
	Ferrexpo P.L.C.	283,679	877,758
	Fevertree Drinks P.L.C.	26,523	751,891
*	Findel P.L.C.	7,838	22,198
*	Firstgroup P.L.C.	788,323	1,097,263
	Flowtech Fluidpower P.L.C.	12,279	20,826
	Forterra P.L.C.	3,331	11,349
*	Foxtons Group P.L.C.	120,683	82,604
	Fresnillo P.L.C.	22,304	160,981
	Fuller Smith & Turner P.L.C., Class A	1,787	23,253
	Future P.L.C.	8,072	111,115
	G4S P.L.C.	384,168	891,635
	Galliford Try P.L.C.	49,976	357,982
	Games Workshop Group P.L.C.	10,369	569,072

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gamma Communications P.L.C.	2,687	$35,507
*	Gem Diamonds, Ltd.	49,479	41,288
	Genel Energy P.L.C.	43,425	101,025
	Genus P.L.C.	10,811	347,047
*	Georgia Capital P.L.C.	9,995	119,080
#	GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,415,118
	GlaxoSmithKline P.L.C.	108,838	2,250,870
	Glencore P.L.C.	2,137,585	6,854,847
	Go-Ahead Group P.L.C. (The)	32,655	844,172
	GoCo Group P.L.C.	89,528	93,175
#	Gooch & Housego P.L.C.	1,366	22,137
	Grafton Group P.L.C.	62,669	551,508
	Grainger P.L.C.	197,989	547,013
	Greencore Group P.L.C.	143,147	372,508
	Greene King P.L.C.	177,849	1,350,414
	Greggs P.L.C.	73,554	1,993,469
	Gulf Keystone Petroleum, Ltd.	53,230	151,410
	GVC Holdings P.L.C.	217,536	1,558,408
	Gym Group P.L.C. (The)	7,599	23,625
	H&T Group P.L.C.	2,446	9,614
	Halfords Group P.L.C.	145,161	337,036
	Halma P.L.C.	116,928	2,823,749
	Hargreaves Lansdown P.L.C.	35,077	891,130
	Hastings Group Holdings P.L.C.	113,424	266,268
	Hays P.L.C.	948,433	1,771,267
	Headlam Group P.L.C.	18,512	99,749
	Helical P.L.C.	51,701	225,093
	Highland Gold Mining, Ltd.	42,552	112,552
	Hikma Pharmaceuticals P.L.C.	44,332	989,018
	Hill & Smith Holdings P.L.C.	41,313	567,354
	Hilton Food Group P.L.C.	3,648	41,306
	Hiscox, Ltd.	70,714	1,455,595
	Hochschild Mining P.L.C.	167,984	421,282
	Hollywood Bowl Group P.L.C.	24,845	64,940
	HomeServe P.L.C.	143,014	1,978,772
	Hostelworld Group P.L.C.	8,167	16,918
	Howden Joinery Group P.L.C.	399,446	2,683,328
	HSBC Holdings P.L.C.	73,750	590,626
	HSBC Holdings P.L.C., Sponsored ADR	322,320	12,944,371
	Hunting P.L.C.	57,000	351,248
	Huntsworth P.L.C.	46,497	56,527
	Ibstock P.L.C.	179,227	502,991
*	IDOX P.L.C.	32,237	11,614
	IG Group Holdings P.L.C.	199,441	1,386,308
*	IGas Energy P.L.C.	8,300	5,581
	IMI P.L.C.	211,703	2,680,500
	Imperial Brands P.L.C., Sponsored ADR	658	16,766
	Imperial Brands P.L.C.	70,032	1,777,415
	Inchcape P.L.C.	235,411	1,783,437
*	Indivior P.L.C.	187,157	123,753
	Informa P.L.C.	169,860	1,798,433
	Inmarsat P.L.C.	120,985	841,097
#	InterContinental Hotels Group P.L.C., ADR	13,252	929,657
	InterContinental Hotels Group P.L.C.	2,901	201,531
	Intermediate Capital Group P.L.C.	61,223	1,031,359
	International Consolidated Airlines Group SA	168,445	866,771
	International Personal Finance P.L.C.	83,172	102,537
	Intertek Group P.L.C.	24,557	1,699,941
	Investec P.L.C.	206,769	1,176,457

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	iomart Group P.L.C.	2,055	$8,477
*	IP Group P.L.C.	90,615	75,598
	ITE Group P.L.C.	315,491	279,825
	ITV P.L.C.	745,373	1,001,147
	IWG P.L.C.	435,443	1,994,432
	J D Wetherspoon P.L.C.	66,590	1,241,618
	J Sainsbury P.L.C.	364,037	868,677
	James Fisher & Sons P.L.C.	23,036	610,420
	James Halstead P.L.C.	2,551	15,818
	JD Sports Fashion P.L.C.	247,253	1,949,935
	John Laing Group P.L.C.	16,143	75,434
	John Menzies P.L.C.	53,819	271,147
	John Wood Group P.L.C.	325,939	2,100,256
	Johnson Matthey P.L.C.	39,689	1,547,549
	Joules Group P.L.C.	6,458	20,358
*	JPJ Group P.L.C.	13,921	116,377
	Jupiter Fund Management P.L.C.	198,157	896,674
*	Just Eat P.L.C.	31,806	292,615
*	Just Group P.L.C.	137,784	78,773
	Kainos Group P.L.C.	12,464	84,945
	KAZ Minerals P.L.C.	137,275	950,232
	KCOM Group P.L.C.	275,186	402,054
	Keller Group P.L.C.	37,930	302,773
#	Kier Group P.L.C.	39,973	29,829
	Kin & Carta P.L.C.	38,720	48,876
	Kingfisher P.L.C.	610,780	1,649,036
*	Lamprell P.L.C.	55,247	36,890
	Lancashire Holdings, Ltd.	61,751	518,137
	Legal & General Group P.L.C.	1,579,313	5,008,471
*	Liberty Global P.L.C., Class A	4,558	121,550
*	Liberty Global P.L.C., Class C	11,158	290,547
	Liontrust Asset Management P.L.C.	39	380
	Lloyds Banking Group P.L.C.	5,692,338	3,682,280
	Lloyds Banking Group P.L.C., ADR	599,055	1,539,571
	London Stock Exchange Group P.L.C.	37,684	3,026,470
	Lookers P.L.C.	143,781	73,124
	Low & Bonar P.L.C.	18,759	1,708
	LSL Property Services P.L.C.	10,839	26,770
	Luceco P.L.C.	17,334	20,502
	M&C Saatchi P.L.C.	1,840	7,584
	Majestic Wine P.L.C.	9,622	29,794
	Man Group P.L.C.	858,892	1,772,741
	Marks & Spencer Group P.L.C.	833,158	2,094,083
	Marshalls P.L.C.	130,285	1,005,479
	Marston's P.L.C.	307,325	398,859
	McBride P.L.C.	101,385	79,668
	McCarthy & Stone P.L.C.	114,934	194,517
	McColl's Retail Group P.L.C.	16,764	13,854
	Mears Group P.L.C.	52,545	175,175
	Mediclinic International P.L.C.	20,931	87,180
	Mediclinic International P.L.C.	106,408	443,697
	Meggitt P.L.C.	199,662	1,440,829
	Melrose Industries P.L.C.	749,015	1,690,461
	Merlin Entertainments P.L.C.	261,729	1,431,745
	Micro Focus International P.L.C., Sponsored ADR	17,726	369,766
	Micro Focus International P.L.C.	43,029	906,358
	Midwich Group P.L.C.	1,596	10,453
	Millennium & Copthorne Hotels P.L.C.	54,867	454,160
*	Mitchells & Butlers P.L.C.	101,371	373,797

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mitie Group P.L.C.	152,499	$304,623
	MJ Gleeson P.L.C.	192	1,959
	Mondi P.L.C.	50,748	1,105,585
	Mondi P.L.C.	35,892	779,009
	Moneysupermarket.com Group P.L.C.	203,294	910,043
	Morgan Advanced Materials P.L.C.	225,138	693,647
	Morgan Sindall Group P.L.C.	11,718	159,900
	Morses Club P.L.C.	4,000	6,318
*	Mothercare P.L.C.	88,704	17,843
	Motorpoint group P.L.C.	12,001	31,299
	N Brown Group P.L.C.	49,329	71,872
	NAHL Group P.L.C.	4,678	6,892
	National Express Group P.L.C.	233,331	1,188,552
	National Grid P.L.C.	32,656	334,700
	National Grid P.L.C., Sponsored ADR	18,930	973,764
	NCC Group P.L.C.	32,322	72,694
	Next P.L.C.	16,529	1,216,692
#	NMC Health P.L.C.	8,350	249,357
	Non-Standard Finance P.L.C.	16,800	7,730
	Norcros P.L.C.	10,981	27,873
	Northgate P.L.C.	81,893	329,113
*	Nostrum Oil & Gas P.L.C.	10,799	5,762
*	Ocado Group P.L.C.	40,341	608,926
	On the Beach Group P.L.C.	53,715	308,456
	OneSavings Bank P.L.C.	104,571	460,935
	Oxford Instruments P.L.C.	26,628	418,471
	Pagegroup P.L.C.	221,475	1,204,997
*	Pan African Resources P.L.C.	92,070	12,529
	Paragon Banking Group P.L.C.	137,990	700,734
	PayPoint P.L.C.	18,882	216,240
	Pearson P.L.C.	48,693	515,628
#	Pearson P.L.C., Sponsored ADR	58,249	613,944
	Pendragon P.L.C.	667,688	103,516
	Pennon Group P.L.C.	162,717	1,418,248
	Persimmon P.L.C.	43,041	1,050,139
*	Petra Diamonds, Ltd.	383,600	52,060
	Petrofac, Ltd.	109,115	553,820
*	Petropavlovsk P.L.C.	1,019,318	123,084
	Pets at Home Group P.L.C.	192,557	486,652
	Phoenix Group Holdings P.L.C.	176,166	1,481,799
	Photo-Me International P.L.C.	152,834	185,074
	Playtech P.L.C.	136,146	730,849
	Polar Capital Holdings P.L.C.	1,650	11,466
	Polypipe Group P.L.C.	129,429	643,023
	Premier Asset Management Group P.L.C.	5,647	12,269
*	Premier Foods P.L.C.	341,912	140,149
#*	Premier Oil P.L.C.	651,595	663,188
	Provident Financial P.L.C.	42,204	222,310
#	Prudential P.L.C., ADR	70,427	2,922,721
*	PureTech Health P.L.C.	1,784	5,897
	PZ Cussons P.L.C.	90,040	239,471
	QinetiQ Group P.L.C.	205,629	722,117
	Quilter P.L.C.	492,365	862,295
	Rank Group P.L.C.	54,918	101,404
	Rathbone Brothers P.L.C.	10,568	283,164
*	Raven Property Group, Ltd.	39,144	18,680
	Reach P.L.C.	144,003	148,566
	Reckitt Benckiser Group P.L.C.	19,638	1,518,082
	Redrow P.L.C.	147,452	1,003,404

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	RELX P.L.C., Sponsored ADR	52,014	$1,234,283
	RELX P.L.C.	38,132	904,426
	RELX P.L.C.	48,598	1,154,325
	Renewi P.L.C.	173,267	61,302
	Renishaw P.L.C.	20,279	944,067
	Rentokil Initial P.L.C.	243,890	1,288,570
	Restaurant Group P.L.C. (The)	293,108	541,955
	Rhi Magnesita NV	7,801	432,514
	Rhi Magnesita NV	4,381	237,238
	Ricardo P.L.C.	11,242	96,026
	Rightmove P.L.C.	222,836	1,425,218
	Rio Tinto P.L.C.	2,919	164,840
	Rio Tinto P.L.C., Sponsored ADR	172,914	9,869,931
	RM P.L.C.	3,746	10,806
	Robert Walters P.L.C.	7,903	51,188
	Rolls-Royce Holdings P.L.C.	219,142	2,290,546
	Rotork P.L.C.	497,866	1,858,987
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	181,642	977,234
	Royal Dutch Shell P.L.C., Class A	34,402	1,083,509
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	10,132,019
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	124,657	7,911,980
	Royal Dutch Shell P.L.C., Class B	38,017	1,200,768
	Royal Mail P.L.C.	239,245	610,989
	RPS Group P.L.C.	60,519	92,208
	RSA Insurance Group P.L.C.	217,831	1,481,551
	Saga P.L.C.	312,217	168,890
	Sage Group P.L.C. (The)	134,437	1,172,344
*	Savannah Petroleum P.L.C.	14,623	2,454
	Savills P.L.C.	77,686	896,661
	Schroders P.L.C.	17,174	619,530
	Schroders P.L.C.	7,502	226,090
	ScS Group P.L.C.	4,075	10,758
	SDL P.L.C.	9,524	54,888
	Senior P.L.C.	214,188	521,537
*	Serica Energy P.L.C.	12,076	16,147
	Severfield P.L.C.	10,461	8,505
	Severn Trent P.L.C.	41,486	1,014,535
	SIG P.L.C.	286,853	458,561
	Smith & Nephew P.L.C.	98,945	2,239,997
	Smiths Group P.L.C.	75,701	1,505,525
	Soco International P.L.C.	110,586	82,753
	Softcat P.L.C.	50,014	580,625
	Sophos Group P.L.C.	4,673	24,669
	Spectris P.L.C.	34,609	1,066,061
	Speedy Hire P.L.C.	131,568	83,200
	Spirax-Sarco Engineering P.L.C.	19,497	2,126,036
	Spire Healthcare Group P.L.C.	165,836	227,792
	Spirent Communications P.L.C.	162,626	312,806
*	Sportech P.L.C.	15,125	6,201
*	Sports Direct International P.L.C.	130,294	358,856
	SSE P.L.C.	164,651	2,195,074
	SSP Group P.L.C.	167,810	1,435,393
	St James's Place P.L.C.	79,683	950,843
	St. Modwen Properties P.L.C.	99,425	505,261
	Stagecoach Group P.L.C.	325,624	517,666
	Standard Chartered P.L.C.	246,934	2,032,192
	Standard Life Aberdeen P.L.C.	275,003	997,448
	SThree P.L.C.	35,092	120,395
	Stobart Group, Ltd.	69,365	96,702

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Stock Spirits Group P.L.C.	17,810	$49,559
	Superdry P.L.C.	28,193	147,662
	Synthomer P.L.C.	262,260	965,204
#	TalkTalk Telecom Group P.L.C.	243,875	311,663
	Tarsus Group P.L.C.	3,951	20,321
	Tate & Lyle P.L.C.	229,397	2,100,947
	Taylor Wimpey P.L.C.	1,400,120	2,743,304
	Ted Baker P.L.C.	16,365	181,702
	Telecom Plus P.L.C.	25,774	416,869
	Tesco P.L.C.	576,595	1,561,826
#*	Thomas Cook Group P.L.C.	530,482	35,669
	Topps Tiles P.L.C.	88,422	74,078
	TP ICAP P.L.C.	254,273	968,339
	Travis Perkins P.L.C.	127,370	2,108,628
	Trifast P.L.C.	15,757	37,126
	TT Electronics P.L.C.	44,456	118,726
	TUI AG	43,709	434,007
	Tullow Oil P.L.C.	807,564	1,892,214
	Tyman P.L.C.	6,085	16,113
	U & I Group P.L.C.	59,734	103,769
	UDG Healthcare P.L.C.	16,709	161,777
	Ultra Electronics Holdings P.L.C.	48,219	1,143,299
	Unilever P.L.C., Sponsored ADR	61,646	3,706,158
	Unilever P.L.C.	29,369	1,766,902
	United Utilities Group P.L.C.	119,279	1,140,009
	Urban & Civic P.L.C.	4,147	15,436
*	Vectura Group P.L.C.	366,306	355,352
	Vertu Motors P.L.C.	122,843	54,160
	Vesuvius P.L.C.	79,303	483,264
	Victrex P.L.C.	48,003	1,187,017
	Vitec Group P.L.C. (The)	3,131	43,090
	Vodafone Group P.L.C.	3,360,258	6,115,609
	Vodafone Group P.L.C., Sponsored ADR	28,154	510,151
	Volution Group P.L.C.	6,100	13,430
	Weir Group P.L.C (The)	45,406	820,887
	WH Smith P.L.C.	41,451	1,066,107
	Whitbread P.L.C.	15,014	824,770
	William Hill P.L.C.	440,511	814,521
	Wilmington P.L.C.	5,594	13,326
	Wincanton P.L.C.	27,121	77,580
*	Wizz Air Holdings P.L.C.	1,105	47,296
	Wm Morrison Supermarkets P.L.C.	651,797	1,539,112
	WPP P.L.C., Sponsored ADR	4,077	240,067
	WPP P.L.C.	169,462	1,996,165
	Xaar P.L.C.	12,822	13,955
	XP Power, Ltd.	236	5,835
	Young & Co's Brewery P.L.C., Class A	375	7,402
TOTAL UNITED KINGDOM			392,471,913
TOTAL COMMON STOCKS			3,491,010,709
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.5%)
	Alpargatas SA	20,997	114,163
	Banco ABC Brasil S.A.	35,650	167,491
	Banco Bradesco SA	235,367	2,127,730
	Banco do Estado do Rio Grande do Sul SA, Class B	126,225	777,589
	Banco Pan SA	40,600	100,533
*	Braskem SA, Class A	31,067	277,103

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Centrais Eletricas Brasileiras SA, Class B	29,900	$310,255
Centrais Eletricas Santa Catarina	900	10,959
Cia Brasileira de Distribuicao	19,843	486,411
Cia de Saneamento do Parana	107,441	448,193
Cia de Transmissao de Energia Eletrica Paulista	55,468	351,730
Cia Energetica de Minas Gerais	214,100	793,264
Cia Energetica de Sao Paulo, Class B	51,200	388,929
Cia Energetica do Ceara, Class A	3,100	48,250
Cia Ferro Ligas da Bahia - FERBASA	26,337	155,620
Cia Paranaense de Energia	27,200	350,303
Gerdau SA	268,788	968,421
* Gol Linhas Aereas Inteligentes SA	22,000	236,179
Grazziotin SA	2,200	14,066
Itau Unibanco Holding SA	279,048	2,546,006
Lojas Americanas SA	28,290	134,543
Marcopolo SA	173,347	173,059
Petroleo Brasileiro SA	706,815	4,830,200
Randon SA Implementos e Participacoes	49,300	128,018
Schulz SA	12,700	29,151
Telefonica Brasil SA	14,770	202,411
Unipar Carbocloro SA	40,652	359,081
Usinas Siderurgicas de Minas Gerais SA, Class A	199,318	456,990
TOTAL BRAZIL		16,986,648
CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	15,035	30,556
Embotelladora Andina SA, Class B	87,181	306,489
TOTAL CHILE		337,045
COLOMBIA — (0.0%)
Avianca Holdings SA	115,405	56,279
Banco Davivienda SA	23,683	296,964
Bancolombia SA	8,144	102,417
Grupo Argos SA	7,594	31,849
Grupo Aval Acciones y Valores SA	140,001	53,979
Grupo de Inversiones Suramericana SA	11,306	109,582
TOTAL COLOMBIA		651,070
GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,687	753,245
Biotest AG	5,953	144,502
Draegerwerk AG & Co. KGaA	3,745	203,218
Fuchs Petrolub SE	16,682	639,234
Henkel AG & Co. KGaA	4,579	472,163
Jungheinrich AG	33,276	739,986
Porsche Automobil Holding SE	22,089	1,447,848
Sartorius AG	7,266	1,469,769
Schaeffler AG	52,285	385,518
Sixt SE	10,279	681,773
STO SE & Co. KGaA	1,089	111,522
Villeroy & Boch AG	5,018	74,238
Volkswagen AG	43,057	7,154,896
TOTAL GERMANY		14,277,912

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	CJ Corp.	1,054	$32,666
TOTAL PREFERRED STOCKS			32,285,341
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	86,048	19,539
*	Pan American Silver Corp. Rights 02/22/29	2,994	680
*	Tervita Corp. Warrants 07/19/20	966	7
TOTAL CANADA			20,226
CHILE — (0.0%)
*	Hortifrut SA Rights 08/07/19	315	0
INDONESIA — (0.0%)
*	Medco Energi Internasional Tbk PT Warrants 12/11/20	807,400	12,327
JAPAN — (0.0%)
*	AD Works Co., Ltd. Rights 08/23/2019	42,000	386
MALAYSIA — (0.0%)
*	Paramount Corp. Bhd Warrants 7/28/2024	25,400	0
NEW ZEALAND — (0.0%)
	Tourism Holdings, Ltd Rights 07/16/19	7,366	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0
SOUTH KOREA — (0.0%)
*	Dae-Il Corp. Rights 08/08/2019	3,112	2,933
*	G Smatt Global Co., Ltd. Rights 09/03/19	4,388	85
TOTAL SOUTH KOREA			3,018
SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	2,438	114
TAIWAN — (0.0%)
*	PLASTRON PRECISION Co., Ltd. Rights 08/15/19	2,912	211
THAILAND — (0.0%)
*	MINT W6 Warrants 09/30/21	1	0
TOTAL RIGHTS/WARRANTS			36,282
TOTAL INVESTMENT SECURITIES			3,523,332,332

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	DFA Short Term Investment Fund	9,290,190	107,496,783
TOTAL INVESTMENTS — (100.0%)
(Cost $3,571,643,198)^^			$3,630,829,115

World ex U.S. Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$901,488	$164,505,536	—	$165,407,024
Austria	—	14,551,925	—	14,551,925
Belgium	174,925	31,315,196	—	31,490,121
Brazil	67,176,010	—	—	67,176,010
Canada	237,472,810	370,214	—	237,843,024
Chile	9,672,725	—	—	9,672,725
China	26,867,339	249,107,739	—	275,975,078
Colombia	3,504,244	—	—	3,504,244
Czech Republic	—	1,582,785	—	1,582,785
Denmark	256,085	42,654,136	—	42,910,221
Egypt	63,502	144,273	—	207,775
Finland	396,540	40,514,288	—	40,910,828
France	1,169,776	211,800,180	—	212,969,956
Germany	1,509,482	172,662,525	—	174,172,007
Greece	—	1,476,993	—	1,476,993
Hong Kong	124,147	76,757,096	—	76,881,243
Hungary	—	3,152,696	—	3,152,696
India	946,312	96,250,739	—	97,197,051
Indonesia	180,780	21,461,981	—	21,642,761
Ireland	5,673,802	12,203,510	—	17,877,312
Israel	1,161,193	18,352,755	—	19,513,948
Italy	474,801	76,806,095	—	77,280,896
Japan	2,806,371	596,954,059	—	599,760,430
Malaysia	—	23,109,490	—	23,109,490
Mexico	24,314,613	313	—	24,314,926
Netherlands	10,922,552	63,500,236	—	74,422,788
New Zealand	—	11,804,893	—	11,804,893
Norway	131,865	22,539,350	—	22,671,215
Peru	473,886	102	—	473,988
Philippines	158,429	11,135,093	—	11,293,522
Poland	—	11,306,355	—	11,306,355
Portugal	—	5,933,509	—	5,933,509
Russia	4,121,151	7,004,667	—	11,125,818
Singapore	—	27,768,228	—	27,768,228
South Africa	6,040,767	61,298,984	—	67,339,751
South Korea	845,490	126,104,790	—	126,950,280
Spain	279,767	58,547,121	—	58,826,888
Sweden	105,103	68,731,458	—	68,836,561
Switzerland	6,225,484	168,829,655	—	175,055,139
Taiwan	5,915,578	140,224,238	—	146,139,816
Thailand	29,706,555	—	—	29,706,555
Turkey	13,320	8,288,701	—	8,302,021
United Kingdom	98,100,758	294,371,155	—	392,471,913
Preferred Stocks
Brazil	16,986,648	—	—	16,986,648
Chile	337,045	—	—	337,045
Colombia	651,070	—	—	651,070
Germany	—	14,277,912	—	14,277,912
South Korea	—	32,666	—	32,666
Rights/Warrants
Canada	—	20,226	—	20,226
Indonesia	—	12,327	—	12,327
Japan	—	386	—	386
South Korea	—	3,018	—	3,018
Sweden	—	114	—	114

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$211	—	$211
Securities Lending Collateral	—	107,496,783	—	107,496,783
TOTAL	$565,862,413	$3,064,966,702	—	$3,630,829,115

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2019, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large

Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio and Emerging Markets Sustainability Core 1 Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2019, the DFA Commodity Strategy Portfolio held $351,957,354 in the Subsidiary, representing 21.55% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$325,549
U.S. Large Cap Value Portfolio	19,250,259
U.S. Targeted Value Portfolio	10,790,217
U.S. Small Cap Value Portfolio	13,676,515
U.S. Core Equity 1 Portfolio	18,909,603
U.S. Core Equity 2 Portfolio	19,928,973
U.S. Vector Equity Portfolio	3,475,106
U.S. Small Cap Portfolio	16,710,475
U.S. Micro Cap Portfolio	5,524,476
DFA Real Estate Securities Portfolio	7,143,778
Large Cap International Portfolio	4,631,539
International Core Equity Portfolio	28,479,854
International Small Company Portfolio	11,954,762
Global Small Company Portfolio	41,159
Japanese Small Company Portfolio	553,467
Asia Pacific Small Company Portfolio	345,944
United Kingdom Small Company Portfolio	27,212
Continental Small Company Portfolio	648,926
DFA International Real Estate Securities Portfolio	5,838,999
DFA Global Real Estate Securities Portfolio	7,413,057
DFA International Small Cap Value Portfolio	13,839,446
International Vector Equity Portfolio	2,439,196
World ex U.S. Value Portfolio	269,898
World ex U.S. Targeted Value Portfolio	562,205
World ex U.S. Core Equity Portfolio	3,580,938
Selectively Hedged Global Equity Portfolio	345,168
Emerging Markets Portfolio	4,186,312
Emerging Markets Small Cap Portfolio	6,691,621

Federal Tax Cost
Emerging Markets Value Portfolio	$17,136,357
Emerging Markets Core Equity Portfolio	26,073,482
U.S. Large Cap Equity Portfolio	1,251,323
DFA Commodity Strategy Portfolio	2,458,881
DFA One-Year Fixed Income Portfolio	7,692,448
DFA Two-Year Global Fixed Income Portfolio	5,371,410
DFA Selectively Hedged Global Fixed Income Portfolio	1,207,217
DFA Short-Term Government Portfolio	2,376,516
DFA Five-Year Global Fixed Income Portfolio	15,007,791
DFA World ex U.S. Government Fixed Income Portfolio	1,355,229
DFA Intermediate Government Fixed Income Portfolio	5,159,947
DFA Short-Term Extended Quality Portfolio	6,068,505
DFA Intermediate-Term Extended Quality Portfolio	1,757,513
DFA Targeted Credit Portfolio	756,251
DFA Investment Grade Portfolio	9,633,793
DFA Inflation-Protected Securities Portfolio	4,600,453
DFA Short-Term Municipal Bond Portfolio	2,535,421
DFA Intermediate-Term Municipal Bond Portfolio	1,949,127
DFA California Short-Term Municipal Bond Portfolio	1,228,580
DFA California Intermediate-Term Municipal Bond Portfolio	505,962
DFA NY Municipal Bond Portfolio	116,279
Dimensional Retirement Income Fund	17,595
Dimensional 2045 Target Date Retirement Income Fund	66,988
Dimensional 2050 Target Date Retirement Income Fund	54,382
Dimensional 2055 Target Date Retirement Income Fund	27,135
Dimensional 2060 Target Date Retirement Income Fund	18,561
Dimensional 2005 Target Date Retirement Income Fund	6,703
Dimensional 2010 Target Date Retirement Income Fund	18,333
Dimensional 2015 Target Date Retirement Income Fund	46,927
Dimensional 2020 Target Date Retirement Income Fund	106,815
Dimensional 2025 Target Date Retirement Income Fund	144,379
Dimensional 2030 Target Date Retirement Income Fund	138,988
Dimensional 2035 Target Date Retirement Income Fund	111,416
Dimensional 2040 Target Date Retirement Income Fund	93,373
DFA Short-Duration Real Return Portfolio	1,488,995
DFA Municipal Real Return Portfolio	826,753
DFA Municipal Bond Portfolio	487,873
World Core Equity Portfolio	758,685
DFA LTIP Portfolio	200,539
U.S. Social Core Equity 2 Portfolio	923,380
U.S. Sustainability Core 1 Portfolio	1,531,758
International Sustainability Core 1 Portfolio	1,185,844
International Social Core Equity Portfolio	1,168,954
Emerging Markets Social Core Equity Portfolio	1,267,422
Tax-Managed U.S. Marketwide Value Portfolio	2,967,624
Tax-Managed U.S. Equity Portfolio	1,991,618
Tax-Managed U.S. Targeted Value Portfolio	3,517,605
Tax-Managed U.S. Small Cap Portfolio	2,229,218

Federal Tax Cost
T.A. U.S. Core Equity 2 Portfolio	$6,376,698
Tax-Managed DFA International Value Portfolio	3,654,390
T.A. World ex U.S. Core Equity Portfolio	3,418,191
VA U.S. Targeted Value Portfolio	349,100
VA U.S. Large Value Portfolio	450,737
VA International Value Portfolio	324,507
VA International Small Portfolio	249,050
VA Short-Term Fixed Portfolio	319,675
VA Global Bond Portfolio	390,087
VIT Inflation-Protected Securities Portfolio	154,669
DFA VA Global Moderate Allocation Portfolio	112,228
U.S. Large Cap Growth Portfolio	1,529,558
U.S. Small Cap Growth Portfolio	587,383
International Large Cap Growth Portfolio	332,972
International Small Cap Growth Portfolio	190,202
DFA Social Fixed Income Portfolio	281,083
DFA Diversified Fixed Income Portfolio	983,406
U.S. High Relative Profitability Portfolio	1,291,142
International High Relative Profitability Portfolio	547,726
VA Equity Allocation Portfolio	60,306
DFA MN Municipal Bond Portfolio	69,998
DFA California Municipal Real Return Portfolio	131,247
DFA Global Core Plus Fixed Income Portfolio	1,274,843
Emerging Markets Sustainability Core 1 Portfolio	245,333
Emerging Markets Targeted Value Portfolio	114,419
DFA Global Sustainability Fixed Income Portfolio	302,344

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series,

The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.